UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Address of principal executive offices) (Zip code)

Michael L. Sapir, CEO
ProShare Advisors LLC
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (240) 497-6400
Date of fiscal year end: May 31
Date of reporting period: May 31, 2024
Item 1. Reports to Stockholders.
        (a)            The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Bitcoin & Ether Equal Weight Strategy ETF

BETE - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Bitcoin & Ether Equal Weight Strategy ETF (the “Fund”) for the period of September 29, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
BETE	$102	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Bitcoin & Ether Equal Weight Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of an equal weight basket of bitcoin and ether. The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin and ether returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the period September 29, 2023, through May 31, 2024, the Fund had a total return of 122.80%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Bitcoin & Ether Equal Weight Strategy ETF : $22,280	Bloomberg Bitcoin Index : $25,138	Bloomberg Ethereum Index : $22,702	S&P 500® Index : $12,432
9/29/2023	10,000	10,000	10,000	10,000
10/31/2023	11,826	12,814	10,872	9,790
11/30/2023	12,932	14,020	12,272	10,684
12/31/2023	14,299	15,601	13,830	11,169
1/31/2024	14,121	15,835	13,758	11,357
2/29/2024	20,647	23,094	20,434	11,963
3/31/2024	22,429	26,313	21,419	12,348
4/30/2024	18,355	22,080	17,607	11,844
5/31/2024	22,280	25,138	22,702	12,432
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Bitcoin & Ether Equal Weight Strategy ETF from September 29, 2023 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	Since Inception (9/29/2023)
Bitcoin & Ether Equal Weight Strategy ETF - NAV	122.80%
Bitcoin & Ether Equal Weight Strategy ETF - Market Price	123.38%
Bloomberg Bitcoin Index	142.35%
Bloomberg Ethereum Index	127.17%
S&P 500® Index	24.30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$5,611,728
  Number of Portfolio Holdings4
  Investment Advisory Fees$20,659
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	97%
Total	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bloomberg Bitcoin Index

Composition	% of Index
Bitcoin	50.0%
Ethereum	50.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	65.9%

Bitcoin & Ether Equal Weight Strategy ETF - BETE

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

BETE524

K-1 Free Crude Oil Strategy ETF

OILK - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about K-1 Free Crude Oil Strategy ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OILK	$78	0.69%

How Did the Fund Perform Last Year?

K-1 Free Crude Oil Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Bloomberg Commodity Balanced WTI Crude Oil IndexSM (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Volatile, but ultimately higher, oil prices drove performance. For the year ended May 31, 2024, the Fund had a total return of 25.68%. For the same period, the Index had a total return of 27.76% and a volatility of 24.11%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	K-1 Free Crude Oil Strategy ETF : $10,626	Bloomberg Commodity Balanced WTI Crude Oil Index℠ : $13,656	Bloomberg Commodity Index : $14,108
9/26/2016	10,000	10,000	10,000
9/30/2016	10,502	10,424	10,057
12/31/2016	11,196	11,170	10,325
3/31/2017	10,110	10,167	10,084
6/30/2017	8,976	9,102	9,781
9/30/2017	9,969	10,120	10,028
12/31/2017	11,525	11,739	10,500
3/31/2018	12,473	12,776	10,458
6/30/2018	14,313	14,466	10,500
9/30/2018	14,643	14,938	10,288
12/31/2018	9,055	9,338	9,320
3/31/2019	11,736	12,154	9,909
6/30/2019	11,352	11,810	9,791
9/30/2019	10,534	11,027	9,611
12/31/2019	11,917	12,554	10,036
3/31/2020	3,949	4,202	7,698
6/30/2020	3,951	5,193	8,089
9/30/2020	3,959	5,236	8,823
12/31/2020	4,653	6,188	9,722
3/31/2021	5,717	7,581	10,395
6/30/2021	6,994	9,301	11,777
9/30/2021	7,341	9,799	12,554
12/31/2021	7,550	10,104	12,358
3/31/2022	10,297	13,807	15,515
6/30/2022	10,963	14,740	14,637
9/30/2022	8,909	11,996	14,035
12/31/2022	9,663	13,033	14,347
3/31/2023	9,189	12,327	13,578
6/30/2023	8,861	11,789	13,230
9/30/2023	10,917	14,399	13,854
12/31/2023	9,620	12,563	13,212
3/31/2024	10,950	14,167	13,502
5/31/2024	10,626	13,656	14,108
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares K-1 Free Crude Oil Strategy ETF from September 26, 2016 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (9/26/16)
K-1 Free Crude Oil Strategy ETF - NAV	25.68%	0.39%	0.79%
K-1 Free Crude Oil Strategy ETF - Market Price	26.40%	0.54%	0.82%
Bloomberg Commodity Balanced WTI Crude Oil Index℠	27.76%	16.16%	10.04%
Bloomberg Commodity Index	10.95%	8.14%	4.58%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$133,331,812
  Number of Portfolio Holdings4
  Net Investment Advisory Fees$799,159
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bloomberg Commodity Balanced WTI Crude Oil Index℠

Composition	% of Index
WTI Crude Oil	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	82.4%

K-1 Free Crude Oil Strategy ETF - OILK

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

OILK524

Short Russell2000

RWM - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short Russell2000 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RWM	$89	0.95%

How Did the Fund Perform Last Year?

Short Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -12.05% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 20.12% and a volatility of 19.49%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short Russell2000 : $3,343	Russell 2000® Index : $20,917	Russell 3000 Index : $31,307
5/31/2014	10,000	10,000	10,000
6/30/2014	9,474.470000	10,532	10,251
9/30/2014	10,141.880000	9,756.850000	10,252.030000
12/31/2014	9,128.700000	10,705.990000	10,789.230000
3/31/2015	8,668.980000	11,167.950000	10,983.440000
6/30/2015	8,571.330000	11,214.860000	10,998.810000
9/30/2015	9,608.650000	9,878.050000	10,201.400000
12/31/2015	9,165.420000	10,232.670000	10,841.030000
3/31/2016	9,156.200000	10,077.130000	10,946.190000
6/30/2016	8,720.920000	10,459.240000	11,234.070000
9/30/2016	7,939.110000	11,405.370000	11,728.370000
12/31/2016	7,236.210000	12,412.860000	12,222.130000
3/31/2017	7,025.420000	12,718.940000	12,923.680000
6/30/2017	6,834.380000	13,031.830000	13,313.980000
9/30/2017	6,460.840000	13,770.730000	13,922.430000
12/31/2017	6,251.650000	14,230.670000	14,805.110000
3/31/2018	6,227.730000	14,219.290000	14,710.360000
6/30/2018	5,788.990000	15,321.280000	15,282.590000
9/30/2018	5,613.560000	15,869.790000	16,370.710000
12/31/2018	6,970.560000	12,664.090000	14,029.700000
3/31/2019	6,092.750000	14,510.510000	15,999.470000
6/30/2019	5,983.680000	14,815.230000	16,655.450000
9/30/2019	6,126.330000	14,459.670000	16,848.650000
12/31/2019	5,586.440000	15,896.960000	18,381.880000
3/31/2020	7,299.580000	11,030.900000	14,540.070000
6/30/2020	5,479.340000	13,834.950000	17,743.240000
9/30/2020	5,147.590000	14,517.020000	19,377.390000
12/31/2020	3,857.240000	19,071.010000	22,222
3/31/2021	3,348.800000	21,493.020000	23,633.090000
6/30/2021	3,175.550000	22,415.070000	25,580.460000
9/30/2021	3,279.290000	21,437.780000	25,554.880000
12/31/2021	3,164.870000	21,896.550000	27,926.370000
3/31/2022	3,350.760000	20,247.740000	26,451.860000
6/30/2022	3,945.600000	16,765.130000	22,034.400000
9/30/2022	3,998.330000	16,397.970000	21,051.660000
12/31/2022	3,743.660000	17,419.560000	22,563.170000
3/31/2023	3,668.400000	17,896.860000	24,183.210000
6/30/2023	3,530.040000	18,829.280000	26,212.180000
9/30/2023	3,785.420000	17,863.340000	25,360.290000
12/31/2023	3,351.680000	20,369.570000	28,421.270000
3/31/2024	3,228.820000	21,424.710000	31,269.080000
5/31/2024	3,343.340000	20,916.950000	31,306.610000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Russell2000 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short Russell2000 - NAV	- 12.05%	-12.18%	-10.38%
Short Russell2000 - Market Price	-12.07%	-12.19%	-10.38%
Russell 2000® Index	20.12%	8.60%	7.65%
Russell 3000 Index	27.58%	14.98%	12.07%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$167,504,528
  Number of Portfolio Holdings13
  Net Investment Advisory Fees$1,868,592
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(95)%
Futures Contracts	(5)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000® Index

Composition	% of Index
Industrials	17.5%
Financials	15.8%
Information Technology	15.0%
Health Care	14.9%
Consumer Discretionary	10.5%
Energy	7.6%
Real Estate	5.5%
Materials	4.9%
Consumer Staples	3.5%
Utilities	2.6%
Communication Services	2.2%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	70.7%
Repurchase Agreements with various counterparties	46.6%

Short Russell2000 - RWM

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

RWM524

UltraPro MidCap400

UMDD - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraPro MidCap400 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UMDD	$124	0.95%

How Did the Fund Perform Last Year?

UltraPro MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 62.01% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 15.69%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraPro MidCap400 : $26,439	S&P MidCap 400® Index : $25,362	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	11,260.900000	10,414	10,233
9/30/2014	9,835.330000	9,999.180000	10,278.030000
12/31/2014	11,565.750000	10,634.020000	10,812.480000
3/31/2015	13,257.510000	11,199.090000	10,962.780000
6/30/2015	12,672.540000	11,080.380000	10,981.410000
9/30/2015	9,382.290000	10,138.550000	10,246.760000
12/31/2015	9,912.360000	10,402.150000	10,922.020000
3/31/2016	10,678.720000	10,795.350000	11,093.490000
6/30/2016	11,683.520000	11,226.430000	11,381.920000
9/30/2016	12,959.940000	11,691.690000	11,834.920000
12/31/2016	15,788.060000	12,558.800000	12,346.190000
3/31/2017	17,428.100000	13,053.610000	13,054.860000
6/30/2017	18,157.680000	13,310.760000	13,441.290000
9/30/2017	19,629.830000	13,739.370000	14,038.080000
12/31/2017	23,187.090000	14,598.080000	14,954.770000
3/31/2018	21,829.670000	14,485.670000	14,847.090000
6/30/2018	24,137.080000	15,107.110000	15,389.010000
9/30/2018	26,499.100000	15,690.240000	16,520.110000
12/31/2018	14,163.230000	12,978.970000	14,212.250000
3/31/2019	20,560.960000	14,859.620000	16,150.800000
6/30/2019	21,756.070000	15,312.840000	16,822.670000
9/30/2019	20,863.890000	15,299.060000	17,080.060000
12/31/2019	25,025.830000	16,379.170000	18,603.600000
3/31/2020	6,088.590000	11,514.560000	14,776.840000
6/30/2020	9,977.870000	14,286.110000	17,845.990000
9/30/2020	11,105.290000	14,967.560000	19,373.600000
12/31/2020	20,641.740000	18,615.150000	21,938.670000
3/31/2021	28,903.940000	21,122.620000	23,454.630000
6/30/2021	31,470.680000	21,891.480000	25,363.840000
9/30/2021	29,165.260000	21,506.190000	25,452.610000
12/31/2021	35,697.710000	23,226.680000	28,178.590000
3/31/2022	29,257.660000	22,093.220000	26,871.100000
6/30/2022	16,359.950000	18,686.450000	22,566.350000
9/30/2022	14,304.560000	18,226.760000	21,492.190000
12/31/2022	18,031.860000	20,191.610000	23,166.430000
3/31/2023	19,005.420000	20,960.910000	24,825.150000
6/30/2023	20,807.520000	21,977.510000	26,907.980000
9/30/2023	17,463.160000	21,054.450000	26,003.870000
12/31/2023	22,867.860000	23,511.510000	29,067.130000
3/31/2024	28,986.820000	25,850.900000	32,063.950000
5/31/2024	26,438.950000	25,362.320000	32,221.060000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro MidCap400 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro MidCap400 - NAV	62.01%	8.47%	10.21%
UltraPro MidCap400 - Market Price	62.40%	8.46%	10.22%
S&P MidCap 400® Index	25.97%	12.25%	9.75%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$33,007,171
  Number of Portfolio Holdings414
  Net Investment Advisory Fees$58,867
  Portfolio Turnover Rate48%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	219%
Futures Contracts	13%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400® Index

Composition	% of Index
Industrials	22.1%
Financials	16.0%
Consumer Discretionary	15.3%
Information Technology	9.9%
Health Care	8.0%
Real Estate	7.1%
Materials	7.0%
Energy	5.7%
Consumer Staples	4.8%
Utilities	2.6%
Communication Services	1.5%

Largest Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.5%
GoDaddy, Inc., Class A	0.5%
Williams-Sonoma, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Pure Storage, Inc., Class A	0.5%
Reliance, Inc.	0.4%
Owens Corning	0.4%
Lennox International, Inc.	0.4%
Burlington Stores, Inc.	0.4%
Watsco, Inc.	0.4%

UltraPro MidCap400 - UMDD

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UMDD524

Bitcoin & Ether Market Cap Weight Strategy ETF

BETH - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Bitcoin & Ether Market Cap Weight Strategy ETF (the “Fund”) for the period of September 29, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
BETH	$104	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Bitcoin & Ether Market Cap Weight Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of a market-capitalization weighted basket of bitcoin and ether. The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin and ether returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the period September 29, 2023, through May 31, 2024, the Fund had a total return of 127.59%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Bitcoin & Ether Market Cap Weight Strategy ETF : $22,759	Bloomberg Bitcoin Index : $25,138	Bloomberg Ethereum Index : $22,702	S&P 500® Index : $12,432
9/29/2023	10,000	10,000	10,000	10,000
10/31/2023	12,271	12,814	10,872	9,790
11/30/2023	13,319	14,020	12,272	10,684
12/31/2023	14,683	15,601	13,830	11,169
1/31/2024	14,586	15,835	13,758	11,357
2/29/2024	21,260	23,094	20,434	11,963
3/31/2024	23,560	26,313	21,419	12,348
4/30/2024	19,370	22,080	17,607	11,844
5/31/2024	22,759	25,138	22,702	12,432
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Bitcoin & Ether Market Cap Weight Strategy ETF from September 29, 2023 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	Since Inception (9/29/2023)
Bitcoin & Ether Market Cap Weight Strategy ETF - NAV	127.59%
Bitcoin & Ether Market Cap Weight Strategy ETF - Market Price	128.49%
Bloomberg Bitcoin Index	142.35%
Bloomberg Ethereum Index	127.17%
S&P 500® Index	24.30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$8,141,227
  Number of Portfolio Holdings3
  Investment Advisory Fees$28,603
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	97%
Total	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bloomberg Bitcoin Index

Composition	% of Index
Bitcoin	75.0%
Ethereum	25.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	65.4%

Bitcoin & Ether Market Cap Weight Strategy ETF - BETH

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

BETH524

Large Cap Core Plus

CSM - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Large Cap Core Plus (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CSM	$51	0.45%

How Did the Fund Perform Last Year?

Large Cap Core Plus ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong performance of large cap U.S. equities was the primary driver of performance. For the year ended May 31, 2024, the Fund had a total return of 26.99%. For the same period, the Index had a total return of 27.98% and a volatility of 11.64%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Large Cap Core Plus : $29,343	Credit Suisse 130/30 Large Cap Index : $30,903	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,176	10,060	10,207
9/30/2014	10,311	10,211	10,322
12/31/2014	10,870	10,784	10,831
3/31/2015	10,879	10,805	10,934
6/30/2015	10,796	10,736	10,965
9/30/2015	10,113	10,068	10,259
12/31/2015	10,820	10,786	10,981
3/31/2016	11,142	11,120	11,129
6/30/2016	11,311	11,301	11,402
9/30/2016	11,706	11,711	11,842
12/31/2016	12,310	12,333	12,295
3/31/2017	13,042	13,083	13,040
6/30/2017	13,456	13,516	13,443
9/30/2017	14,100	14,182	14,046
12/31/2017	15,080	15,191	14,978
3/31/2018	15,041	15,175	14,864
6/30/2018	15,347	15,508	15,374
9/30/2018	16,469	16,671	16,560
12/31/2018	13,900	14,097	14,321
3/31/2019	15,739	15,989	16,275
6/30/2019	16,265	16,547	16,975
9/30/2019	16,428	16,739	17,264
12/31/2019	17,963	18,331	18,830
3/31/2020	13,880	14,188	15,139
6/30/2020	16,654	17,052	18,249
9/30/2020	17,914	18,373	19,878
12/31/2020	19,940	20,490	22,293
3/31/2021	21,576	22,209	23,669
6/30/2021	23,536	24,267	25,693
9/30/2021	23,841	24,619	25,842
12/31/2021	26,468	27,379	28,692
3/31/2022	25,639	26,569	27,372
6/30/2022	21,422	22,238	22,965
9/30/2022	20,295	21,106	21,845
12/31/2022	21,743	22,653	23,496
3/31/2023	23,102	24,112	25,258
6/30/2023	24,761	25,891	27,466
9/30/2023	23,775	24,910	26,568
12/31/2023	26,774	28,106	29,673
3/31/2024	29,748	31,288	32,807
5/31/2024	29,343	30,903	33,027
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Large Cap Core Plus from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Large Cap Core Plus - NAV	26.99%	13.92%	11.37%
Large Cap Core Plus - Market Price	26.55%	13.90%	11.36%
Credit Suisse 130/30 Large Cap Index	27.98%	14.71%	12.07%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Credit Suisse" and "Credit Suisse 130/30 Large Cap IndexTM" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates and have been licensed for use by ProShares. ProShares have not been passed on by Credit Suisse or its affiliates as to their legality or suitability. ProShares are not sponsored, endorsed or promoted by Credit Suisse or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$432,756,249
  Number of Portfolio Holdings311
  Net Investment Advisory Fees$1,822,947
  Portfolio Turnover Rate57%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements (Long)	32%
Swap Agreements (Short)	(30)%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Credit Suisse 130/30 Large Cap Index

Composition	% of Index
Information Technology	30.5%
Health Care	13.5%
Financials	12.4%
Consumer Discretionary	12.3%
Communication Services	9.0%
Industrials	8.9%
Consumer Staples	6.1%
Energy	3.6%
Real Estate	3.0%
Utilities	1.7%
Materials	(1.0%)

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	5.0%
NVIDIA Corp.	4.6%
Apple, Inc.	4.4%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	1.5%
Broadcom, Inc.	1.3%
Visa, Inc., Class A	1.0%
Berkshire Hathaway, Inc., Class B	1.0%
Eli Lilly & Co.	0.8%

Large Cap Core Plus - CSM

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

CSM524

UltraPro Russell2000

URTY - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraPro Russell2000 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URTY	$112	0.95%

How Did the Fund Perform Last Year?

UltraPro Russell2000(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 34.95% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 20.12% and a volatility of 19.49%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraPro Russell2000 : $11,487	Russell 2000® Index : $20,917	Russell 3000 Index : $31,307
5/31/2014	10,000	10,000	10,000
6/30/2014	11,633.960000	10,532	10,251
9/30/2014	9,093.510000	9,756.850000	10,252.030000
12/31/2014	11,689.820000	10,705.990000	10,789.230000
3/31/2015	12,995.590000	11,167.950000	10,983.440000
6/30/2015	12,971.750000	11,214.860000	10,998.810000
9/30/2015	8,582.300000	9,878.050000	10,201.400000
12/31/2015	9,282.120000	10,232.670000	10,841.030000
3/31/2016	8,479.570000	10,077.130000	10,946.190000
6/30/2016	9,194.670000	10,459.240000	11,234.070000
9/30/2016	11,690.010000	11,405.370000	11,728.370000
12/31/2016	14,735.570000	12,412.860000	12,222.130000
3/31/2017	15,533.450000	12,718.940000	12,923.680000
6/30/2017	16,377.160000	13,031.830000	13,313.980000
9/30/2017	18,985.800000	13,770.730000	13,922.430000
12/31/2017	20,594.190000	14,230.670000	14,805.110000
3/31/2018	19,808.740000	14,219.290000	14,710.360000
6/30/2018	24,151.220000	15,321.280000	15,282.590000
9/30/2018	26,268.600000	15,869.790000	16,370.710000
12/31/2018	12,455.080000	12,664.090000	14,029.700000
3/31/2019	18,036.190000	14,510.510000	15,999.470000
6/30/2019	18,503.040000	14,815.230000	16,655.450000
9/30/2019	16,507.370000	14,459.670000	16,848.650000
12/31/2019	21,452.830000	15,896.960000	18,381.880000
3/31/2020	4,942.280000	11,030.900000	14,540.070000
6/30/2020	8,167.220000	13,834.950000	17,743.240000
9/30/2020	9,078.160000	14,517.020000	19,377.390000
12/31/2020	19,719.230000	19,071.010000	22,222
3/31/2021	26,564.970000	21,493.020000	23,633.090000
6/30/2021	29,252.080000	22,415.070000	25,580.460000
9/30/2021	24,780.550000	21,437.780000	25,554.880000
12/31/2021	25,395.570000	21,896.550000	27,926.370000
3/31/2022	18,922.970000	20,247.740000	26,451.860000
6/30/2022	9,824.260000	16,765.130000	22,034.400000
9/30/2022	8,588.700000	16,397.970000	21,051.660000
12/31/2022	9,453.580000	17,419.560000	22,563.170000
3/31/2023	9,577.190000	17,896.860000	24,183.210000
6/30/2023	10,521.550000	18,829.280000	26,212.180000
9/30/2023	8,550.780000	17,863.340000	25,360.290000
12/31/2023	11,751.470000	20,369.570000	28,421.270000
3/31/2024	12,837.180000	21,424.710000	31,269.080000
5/31/2024	11,486.810000	20,916.950000	31,306.610000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Russell2000 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Russell2000 - NAV	34.95%	-5.50%	1.40%
UltraPro Russell2000 - Market Price	35.25%	-5.48%	1.41%
Russell 2000® Index	20.12%	8.60%	7.65%
Russell 3000 Index	27.58%	14.98%	12.07%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$489,974,900
  Number of Portfolio Holdings1,952
  Net Investment Advisory Fees$1,866,468
  Portfolio Turnover Rate526%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	240%
Futures Contracts	7%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000® Index

Composition	% of Index
Industrials	17.5%
Financials	15.8%
Information Technology	15.0%
Health Care	14.9%
Consumer Discretionary	10.5%
Energy	7.6%
Real Estate	5.5%
Materials	4.9%
Consumer Staples	3.5%
Utilities	2.6%
Communication Services	2.2%

Largest Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.8%
MicroStrategy, Inc., Class A	0.5%
Comfort Systems USA, Inc.	0.2%
Onto Innovation, Inc.	0.2%
Carvana Co., Class A	0.2%
elf Beauty, Inc.	0.2%
Fabrinet	0.2%
Light & Wonder, Inc.	0.2%
Weatherford International plc	0.2%
Abercrombie & Fitch Co., Class A	0.2%

UltraPro Russell2000 - URTY

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

URTY524

Short S&P500®

SH - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short S&P500® (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SH	$82	0.89%

How Did the Fund Perform Last Year?

Short S&P500® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -15.21% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 28.19% and a volatility of 11.43%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short S&P500® : $2,746	S&P 500® Index : $33,027
5/31/2014	10,000	10,000
6/30/2014	9,790.05	10,207
9/30/2014	9,644.37	10,322.12
12/31/2014	9,129.43	10,831.28
3/31/2015	8,990.97	10,934.25
6/30/2015	8,933.8	10,964.86
9/30/2015	9,430.09	10,258.73
12/31/2015	8,746.1	10,980.94
3/31/2016	8,554.98	11,129.18
6/30/2016	8,305.64	11,402.43
9/30/2016	7,974.52	11,841.66
12/31/2016	7,665.2	12,294.51
3/31/2017	7,226.86	13,040.31
6/30/2017	7,018.71	13,443.26
9/30/2017	6,734.66	14,045.52
12/31/2017	6,335.72	14,978.14
3/31/2018	6,360.86	14,864.31
6/30/2018	6,172.63	15,374.15
9/30/2018	5,770.6	16,559.5
12/31/2018	6,644.26	14,320.66
3/31/2019	5,881.33	16,275.43
6/30/2019	5,682.13	16,975.27
9/30/2019	5,608.27	17,263.85
12/31/2019	5,166.67	18,829.68
3/31/2020	5,964.74	15,139.06
6/30/2020	4,813.9	18,248.63
9/30/2020	4,378.75	19,878.23
12/31/2020	3,870.97	22,293.43
3/31/2021	3,618.3	23,668.94
6/30/2021	3,316.88	25,692.63
9/30/2021	3,282.01	25,841.65
12/31/2021	2,936.32	28,691.98
3/31/2022	3,038.26	27,372.15
6/30/2022	3,554.83	22,965.23
9/30/2022	3,725.34	21,844.53
12/31/2022	3,464.38	23,495.98
3/31/2023	3,265.62	25,258.18
6/30/2023	3,060.59	27,465.74
9/30/2023	3,230.58	26,567.61
12/31/2023	2,950.99	29,673.36
3/31/2024	2,725.62	32,806.87
5/31/2024	2,746.06	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short S&P500® from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short S&P500® - NAV	- 15.21%	-14.66%	-12.12%
Short S&P500® - Market Price	-15.22%	-14.67%	-12.13%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$987,835,174
  Number of Portfolio Holdings24
  Net Investment Advisory Fees$11,221,414
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(90)%
Futures Contracts	(10)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500® Index

Composition	% of Index
Information Technology	30.6%
Financials	12.9%
Health Care	12.0%
Consumer Discretionary	9.9%
Communication Services	9.2%
Industrials	8.5%
Consumer Staples	6.0%
Energy	3.9%
Utilities	2.5%
Materials	2.3%
Real Estate	2.2%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	117.6%
Repurchase Agreements with various counterparties	9.1%

Short S&P500® - SH

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SH524

Bitcoin Strategy ETF

BITO - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Bitcoin Strategy ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITO	$157	0.95%

How Did the Fund Perform Last Year?

Bitcoin Strategy ETF(the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin. The Fund primarily invests in bitcoin futures contracts, which the Advisor believes should produce returns consistent with the Fund’s investment objective. Bitcoin returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the year ended May 31, 2024, the Fund had a total return of 129.66%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Bitcoin Strategy ETF : $9,564	Bloomberg Bitcoin Index : $11,024	S&P 500® Index : $12,264
10/18/2021	10,000	10,000	10,000
12/31/2021	7,228	7,476	10,654
3/31/2022	7,146	7,436	10,164
6/30/2022	2,903	3,077	8,528
9/30/2022	2,996	3,186	8,111
12/31/2022	2,609	2,695	8,725
3/31/2023	4,453	4,637	9,379
6/30/2023	4,685	4,952	10,199
9/30/2023	4,059	4,386	9,865
12/31/2023	6,188	6,842	11,018
3/31/2024	10,169	11,540	12,182
5/31/2024	9,564	11,024	12,264
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Bitcoin Strategy ETF from October 18, 2021 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (10/18/21)
Bitcoin Strategy ETF - NAV	129.66%	-1.69%
Bitcoin Strategy ETF - Market Price	129.71%	-1.71%
Bloomberg Bitcoin Index	150.12%	3.80%
S&P 500® Index	28.19%	8.10%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$2,079,173,810
  Number of Portfolio Holdings5
  Investment Advisory Fees$15,344,018
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	3%
Futures Contracts	90%
Total	93%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bloomberg Bitcoin Index

Composition	% of Index
Bitcoin	100.0%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	47.6%
Repurchase Agreements with various counterparties	21.3%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2023. Effective on or about December 4, 2023, the Fund’s Investment Objective changed to “ProShares Bitcoin Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin”. For more complete information, you may review the Fund’s prospectus, as supplemented March 15, 2024, available at www.proshares.com or upon request at 866-776-5125.

Bitcoin Strategy ETF - BITO

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

BITO524

Long Online/Short Stores ETF

CLIX - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Long Online/Short Stores ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CLIX	$74	0.65%

How Did the Fund Perform Last Year?

Long Online/Short Stores ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProShares Long Online/Short Stores Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Outperformance of online retail compared to bricks and mortar retail drove performance. For the year ended May 31, 2024, the Fund had a total return of 26.42%. For the same period, the Index had a total return of 24.30% and a volatility of 20.61%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Long Online/Short Stores ETF : $10,497	ProShares Long Online/Short Stores Index : $10,498	S&P 500® Index : $22,921
11/14/2017	10,000	10,000	10,000
12/31/2017	9,812	9,826	10,395
3/31/2018	11,333	11,361	10,316
6/30/2018	12,277	12,299	10,670
9/30/2018	11,906	11,930	11,492
12/31/2018	10,498	10,537	9,939
3/31/2019	12,894	12,939	11,295
6/30/2019	13,608	13,651	11,781
9/30/2019	11,796	11,831	11,981
12/31/2019	12,259	12,288	13,068
3/31/2020	13,975	14,013	10,507
6/30/2020	18,201	18,280	12,665
9/30/2020	21,182	21,305	13,796
12/31/2020	23,421	23,597	15,472
3/31/2021	21,196	21,377	16,427
6/30/2021	21,009	21,255	17,831
9/30/2021	17,425	17,661	17,934
12/31/2021	14,071	14,300	19,913
3/31/2022	11,920	12,145	18,997
6/30/2022	9,093	9,282	15,938
9/30/2022	8,330	8,511	15,160
12/31/2022	7,496	7,658	16,306
3/31/2023	8,359	8,524	17,529
6/30/2023	8,870	9,011	19,062
9/30/2023	8,900	9,002	18,438
12/31/2023	9,659	9,718	20,594
3/31/2024	10,264	10,278	22,768
5/31/2024	10,497	10,498	22,921
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Long Online/Short Stores ETF from November 14, 2017 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (11/14/17)
Long Online/Short Stores ETF - NAV	26.42%	-3.85%	0.74%
Long Online/Short Stores ETF - Market Price	26.29%	-3.87%	0.73%
ProShares Long Online/Short Stores Index	24.30%	-3.90%	0.75%
S&P 500® Index	28.19%	15.79%	13.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Solactive AG serves as index calculation agent for these indexes and performs routine daily calculations and maintenance (e.g., reconstitution, rebalancing, and corporate actions). "Solactive AG," a registered trademark of Solactive AG, and the Solactive-ProShares Bricks and Mortar Retail Store Index have been licensed for use by ProShare Advisors LLC ("ProShares").

Key Fund Statistics

  Net Assets$10,523,384
  Number of Portfolio Holdings27
  Net Investment Advisory Fees$122,508
  Portfolio Turnover Rate95%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements (Long)	9%
Swap Agreements (Short)	(50)%
Total	50%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ProShares Long Online/Short Stores Index

Composition	% of Index
Consumer Discretionary	64.6%
Materials	(1.2%)
Communication Services	(13.4%)

Largest Holdings

Company	% of Net Assets
Amazon.com, Inc.	21.0%
PDD Holdings, Inc. (ADR)	9.7%
eBay, Inc.	8.4%
Chewy, Inc., Class A	4.7%
Coupang, Inc.	4.1%
Williams-Sonoma, Inc.	4.0%
Alibaba Group Holding Ltd. (ADR)	3.9%
Buckle, Inc. (The)	3.9%
Etsy, Inc.	3.9%
Carvana Co., Class A	3.7%

Long Online/Short Stores ETF - CLIX

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

CLIX524

UltraPro S&P500®

UPRO - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraPro S&P500® (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPRO	$126	0.91%

How Did the Fund Perform Last Year?

UltraPro S&P500®(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 77.20% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 28.19% and a volatility of 11.43%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraPro S&P500® : $80,421	S&P 500® Index : $33,027
5/31/2014	10,000	10,000
6/30/2014	10,605.630000	10,207
9/30/2014	10,836.450000	10,322.120000
12/31/2014	12,254.720000	10,831.280000
3/31/2015	12,364.450000	10,934.250000
6/30/2015	12,307.650000	10,964.860000
9/30/2015	9,693.870000	10,258.730000
12/31/2015	11,636.190000	10,980.940000
3/31/2016	11,748.640000	11,129.180000
6/30/2016	12,385.340000	11,402.430000
9/30/2016	13,689.560000	11,841.660000
12/31/2016	15,139.360000	12,294.510000
3/31/2017	17,856.310000	13,040.310000
6/30/2017	19,294.920000	13,443.260000
9/30/2017	21,678.880000	14,045.520000
12/31/2017	25,929.010000	14,978.140000
3/31/2018	24,280.470000	14,864.310000
6/30/2018	26,141.230000	15,374.150000
9/30/2018	32,015.700000	16,559.500000
12/31/2018	19,467.830000	14,320.660000
3/31/2019	27,689.470000	16,275.430000
6/30/2019	30,563.980000	16,975.270000
9/30/2019	31,097.480000	17,263.850000
12/31/2019	39,492.900000	18,829.680000
3/31/2020	15,614.150000	15,139.060000
6/30/2020	25,151.060000	18,248.630000
9/30/2020	31,660.960000	19,878.230000
12/31/2020	43,526.830000	22,293.430000
3/31/2021	50,878.080000	23,668.940000
6/30/2021	64,134	25,692.630000
9/30/2021	64,274.330000	25,841.650000
12/31/2021	86,167.090000	28,691.980000
3/31/2022	71,860.820000	27,372.150000
6/30/2022	39,447.850000	22,965.230000
9/30/2022	32,159.630000	21,844.530000
12/31/2022	37,221.570000	23,495.980000
3/31/2023	43,950.220000	25,258.180000
6/30/2023	54,198.010000	27,465.740000
9/30/2023	47,048.070000	26,567.610000
12/31/2023	62,691.220000	29,673.360000
3/31/2024	81,209.550000	32,806.870000
5/31/2024	80,420.920000	33,026.680000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro S&P500® from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro S&P500® - NAV	77.20%	26.20%	23.18%
UltraPro S&P500® - Market Price	77.37%	26.28%	23.22%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$3,441,238,858
  Number of Portfolio Holdings520
  Net Investment Advisory Fees$21,334,881
  Portfolio Turnover Rate18%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	229%
Futures Contracts	10%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500® Index

Composition	% of Index
Information Technology	30.6%
Financials	12.9%
Health Care	12.0%
Consumer Discretionary	9.9%
Communication Services	9.2%
Industrials	8.5%
Consumer Staples	6.0%
Energy	3.9%
Utilities	2.5%
Materials	2.3%
Real Estate	2.2%

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	4.2%
Apple, Inc.	3.8%
NVIDIA Corp.	3.7%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	2.2%
Meta Platforms, Inc., Class A	1.4%
Berkshire Hathaway, Inc., Class B	1.0%
Eli Lilly & Co.	0.9%
JPMorgan Chase & Co.	0.8%
Broadcom, Inc.	0.8%

UltraPro S&P500® - UPRO

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UPRO524

Short SmallCap600

SBB - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short SmallCap600 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBB	$89	0.95%

How Did the Fund Perform Last Year?

Short SmallCap600 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -13.25% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 20.34% and a volatility of 19.04%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short SmallCap600 : $2,951	S&P SmallCap 600® Index : $23,646	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	9,531.020000	10,472	10,233
9/30/2014	10,144.840000	9,767.610000	10,278.030000
12/31/2014	9,134.660000	10,729.280000	10,812.480000
3/31/2015	8,713.790000	11,154.580000	10,962.780000
6/30/2015	8,646.090000	11,175.770000	10,981.410000
9/30/2015	9,423.010000	10,139.780000	10,246.760000
12/31/2015	8,988.130000	10,516.980000	10,922.020000
3/31/2016	8,635.140000	10,796.730000	11,093.490000
6/30/2016	8,257.930000	11,172.090000	11,381.920000
9/30/2016	7,652.310000	11,976.610000	11,834.920000
12/31/2016	6,832.290000	13,310.080000	12,346.190000
3/31/2017	6,723.580000	13,451.690000	13,054.860000
6/30/2017	6,587.490000	13,681.720000	13,441.290000
9/30/2017	6,202.040000	14,497.150000	14,038.080000
12/31/2017	5,960.460000	15,071.230000	14,954.770000
3/31/2018	5,899.020000	15,157.140000	14,847.090000
6/30/2018	5,425.130000	16,486.420000	15,389.010000
9/30/2018	5,194.390000	17,262.930000	16,520.110000
12/31/2018	6,442.480000	13,793.080000	14,212.250000
3/31/2019	5,778.010000	15,394.460000	16,150.800000
6/30/2019	5,679.010000	15,682.330000	16,822.670000
9/30/2019	5,682.440000	15,650.970000	17,080.060000
12/31/2019	5,257.900000	16,935.910000	18,603.600000
3/31/2020	7,101.140000	11,408.030000	14,776.840000
6/30/2020	5,419.880000	13,910.950000	17,845.990000
9/30/2020	5,173.090000	14,351.930000	19,373.600000
12/31/2020	3,866.580000	18,845.520000	21,938.670000
3/31/2021	3,205.400000	22,282.940000	23,454.630000
6/30/2021	3,031.960000	23,287.900000	25,363.840000
9/30/2021	3,081.720000	22,626.530000	25,452.610000
12/31/2021	2,880.210000	23,902.660000	28,178.590000
3/31/2022	3,006.280000	22,559.330000	26,871.100000
6/30/2022	3,431.270000	19,376.210000	22,566.350000
9/30/2022	3,596.210000	18,368.650000	21,492.190000
12/31/2022	3,282.600000	20,056.730000	23,166.430000
3/31/2023	3,220.960000	20,572.190000	24,825.150000
6/30/2023	3,150.870000	21,267.530000	26,907.980000
9/30/2023	3,362.720000	20,219.040000	26,003.870000
12/31/2023	2,942.130000	23,276.160000	29,067.130000
3/31/2024	2,899.800000	23,848.750000	32,063.950000
5/31/2024	2,951.240000	23,646.030000	32,221.060000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short SmallCap600 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short SmallCap600 - NAV	- 13.25%	-13.51%	-11.49%
Short SmallCap600 - Market Price	-12.86%	-13.48%	-11.48%
S&P SmallCap 600® Index	20.34%	10.12%	8.98%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$5,949,608
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$22,447
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600® Index

Composition	% of Index
Financials	17.8%
Industrials	17.5%
Consumer Discretionary	14.7%
Information Technology	13.0%
Health Care	10.0%
Real Estate	7.3%
Materials	6.3%
Energy	4.9%
Consumer Staples	3.4%
Communication Services	2.9%
Utilities	2.2%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	94.6%

Short SmallCap600 - SBB

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SBB524

Ether Strategy ETF

EETH - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ether Strategy ETF (the “Fund”) for the period of September 29, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EETH	$99	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ether Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of ether. The Fund primarily invests in ether futures contracts, which the Advisor believes should produce returns consistent with the Fund’s investment objective. Ether returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the period September 29, 2023, through May 31, 2024, the Fund had a total return of 113.95%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ether Strategy ETF : $21,395	Bloomberg Ethereum Index : $22,702	S&P 500® Index : $12,432
9/29/2023	10,000	10,000	10,000
10/31/2023	10,918	10,872	9,790
11/30/2023	12,172	12,272	10,684
12/31/2023	13,572	13,830	11,169
1/31/2024	13,292	13,758	11,357
2/29/2024	19,713	20,434	11,963
3/31/2024	20,454	21,419	12,348
4/30/2024	16,535	17,607	11,844
5/31/2024	21,395	22,702	12,432
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ether Strategy ETF from September 29, 2023 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	Since Inception (9/29/2023)
Ether Strategy ETF - NAV	113.95%
Ether Strategy ETF - Market Price	114.26%
Bloomberg Ethereum Index	127.17%
S&P 500® Index	24.30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$102,205,664
  Number of Portfolio Holdings2
  Investment Advisory Fees$239,038
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	98%
Total	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bloomberg Ethereum Index

Composition	% of Index
Ethereum	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	63.2%

Ether Strategy ETF - EETH

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EETH524

UltraPro Short 20+ Year Treasury

TTT - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraPro Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TTT	$111	0.95%

How Did the Fund Perform Last Year?

UltraPro Short 20+ Year Treasury(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 33.10% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of -8.61% and a volatility of 16.39%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraPro Short 20+ Year Treasury : $3,607	ICE U.S. Treasury 20+ Year Bond Index : $10,199	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,003.820000	9,979	9,986
9/30/2014	8,957.570000	10,277.920000	10,019.950000
12/31/2014	6,691.190000	11,239.290000	10,215.340000
3/31/2015	5,685.090000	11,710.750000	10,381.850000
6/30/2015	7,198.150000	10,648.590000	10,215.740000
9/30/2015	5,879.170000	11,215.090000	10,394.520000
12/31/2015	5,953.920000	11,060.320000	10,296.810000
3/31/2016	4,544.700000	11,999.350000	10,626.310000
6/30/2016	3,637.540000	12,810.720000	10,853.710000
9/30/2016	3,587.360000	12,771.880000	10,818.980000
12/31/2016	5,160.620000	11,223.310000	10,404.610000
3/31/2017	4,878.820000	11,382.410000	10,475.360000
6/30/2017	4,282.370000	11,858.190000	10,598.970000
9/30/2017	4,187.200000	11,925.780000	10,639.250000
12/31/2017	3,857.740000	12,233.470000	10,645.630000
3/31/2018	4,256.400000	11,822.420000	10,520.010000
6/30/2018	4,200.990000	11,870.890000	10,531.580000
9/30/2018	4,634.220000	11,510.020000	10,468.400000
12/31/2018	4,118.010000	11,991.140000	10,737.430000
3/31/2019	3,609.160000	12,557.120000	10,965.070000
6/30/2019	3,038.070000	13,325.620000	11,295.120000
9/30/2019	2,359.160000	14,410.320000	11,566.200000
12/31/2019	2,653.260000	13,799.320000	11,474.830000
3/31/2020	1,213.130000	16,902.790000	12,450.190000
6/30/2020	1,179.790000	16,784.470000	12,477.580000
9/30/2020	1,146.570000	16,811.330000	12,500.040000
12/31/2020	1,222.220000	16,293.540000	12,396.280000
3/31/2021	1,865.200000	13,979.860000	11,859.530000
6/30/2021	1,490.940000	15,004.580000	12,083.670000
9/30/2021	1,427.660000	15,019.580000	12,077.630000
12/31/2021	1,253.260000	15,587.320000	12,110.240000
3/31/2022	1,655.190000	13,899.220000	11,447.810000
6/30/2022	2,349.100000	12,211.850000	11,029.960000
9/30/2022	3,083.990000	10,899.080000	10,524.790000
12/31/2022	3,162.400000	10,749.760000	10,600.570000
3/31/2023	2,502.210000	11,450.640000	10,917.530000
6/30/2023	2,713.460000	11,178.120000	10,765.770000
9/30/2023	4,146.650000	9,724.960000	10,436.340000
12/31/2023	2,806.770000	10,981.430000	11,010.340000
3/31/2024	3,181.270000	10,586.100000	10,911.250000
5/31/2024	3,606.580000	10,198.650000	10,822.870000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short 20+ Year Treasury from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short 20+ Year Treasury - NAV	33.10%	2.73%	-9.70%
UltraPro Short 20+ Year Treasury - Market Price	33.65%	2.87%	-9.72%
ICE U.S. Treasury 20+ Year Bond Index	- 8.61%	-4.96%	0.19%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$38,792,979
  Number of Portfolio Holdings10
  Net Investment Advisory Fees$675,366
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300)%
Futures Contracts	(2)%
Total	(302)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index

Composition	% of Index
20+ Year U.S. Treasury	100.0%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	36.0%
Repurchase Agreements with various counterparties	6.2%

UltraPro Short 20+ Year Treasury - TTT

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

TTT524

Ultra 7-10 Year Treasury

UST - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra 7-10 Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UST	$90	0.95%

How Did the Fund Perform Last Year?

Ultra 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -10.63% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of -2.20% and a volatility of 7.97%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra 7-10 Year Treasury : $8,861	ICE U.S. Treasury 7-10 Year Bond Index : $10,884	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	9,946.33	9,976	9,986
9/30/2014	10,006.79	10,022.75	10,019.95
12/31/2014	10,600.91	10,336.04	10,215.34
3/31/2015	11,104.31	10,598.04	10,381.85
6/30/2015	10,532.82	10,340.5	10,215.74
9/30/2015	11,137.63	10,648.65	10,394.52
12/31/2015	10,805.13	10,504.89	10,296.81
3/31/2016	11,794.26	10,995.47	10,626.31
6/30/2016	12,408.02	11,298.69	10,853.71
9/30/2016	12,228.78	11,240.21	10,818.98
12/31/2016	10,860.01	10,613.06	10,404.61
3/31/2017	11,019.43	10,715.38	10,475.36
6/30/2017	11,274.89	10,865.39	10,598.97
9/30/2017	11,315.88	10,913.2	10,639.25
12/31/2017	11,198.11	10,885.92	10,645.63
3/31/2018	10,714.9	10,682.35	10,520.01
6/30/2018	10,606.98	10,670.6	10,531.58
9/30/2018	10,358.63	10,586.3	10,468.4
12/31/2018	11,053.5	10,983.29	10,737.43
3/31/2019	11,590.62	11,298.51	10,965.07
6/30/2019	12,416.09	11,744.8	11,295.12
9/30/2019	12,985.27	12,064.26	11,566.2
12/31/2019	12,571.17	11,915.87	11,474.83
3/31/2020	15,162.22	13,147.97	12,450.19
6/30/2020	15,329.84	13,243.95	12,477.58
9/30/2020	15,373.61	13,279.71	12,500.04
12/31/2020	14,933.13	13,107.07	12,396.28
3/31/2021	13,230.39	12,345.55	11,859.53
6/30/2021	13,864.42	12,675.18	12,083.67
9/30/2021	13,817.46	12,648.56	12,077.63
12/31/2021	13,840.06	12,704.21	12,110.24
3/31/2022	12,044.31	11,873.36	11,447.81
6/30/2022	10,926.99	11,366.37	11,029.96
9/30/2022	9,633.46	10,707.12	10,524.79
12/31/2022	9,602.04	10,812.05	10,600.57
3/31/2023	10,163.75	11,195.87	10,917.53
6/30/2023	9,610.92	10,987.63	10,765.77
9/30/2023	8,634.3	10,503.08	10,436.34
12/31/2023	9,601.85	11,177.37	11,010.34
3/31/2024	9,203.2	11,026.48	10,911.25
5/31/2024	8,861.47	10,884.24	10,822.87
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 7-10 Year Treasury from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra 7-10 Year Treasury - NAV	- 10.63%	-6.07%	-1.20%
Ultra 7-10 Year Treasury - Market Price	-11.03%	-6.14%	-1.20%
ICE U.S. Treasury 7-10 Year Bond Index	- 2.20%	-1.24%	0.85%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$18,905,452
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$38,530
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	197%
Futures Contracts	3%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index

Composition	% of Index
7-10 Year U.S. Treasury	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	81.5%
U.S. Treasury Bills	15.7%

Ultra 7-10 Year Treasury - UST

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UST524

Online Retail ETF

ONLN - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Online Retail ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ONLN	$69	0.58%

How Did the Fund Perform Last Year?

Online Retail ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProShares Online Retail Index

(the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. A significant holding in Amazon as well as continued strong penetration of online retail drove performance. For the year ended May 31, 2024, the Fund had a total return of 37.88%. For the same period, the Index had a total return of 38.66% and a volatility of 24.68%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Online Retail ETF : $10,269	ProShares Online Retail Index : $10,603	S&P Global 1200 Index : $18,207
7/13/2018	10,000	10,000	10,000
9/30/2018	9,601	9,614	10,279
12/31/2018	7,564	7,583	8,952
3/31/2019	9,571	9,609	10,050
6/30/2019	9,522	9,570	10,463
9/30/2019	8,432	8,488	10,539
12/31/2019	9,085	9,151	11,478
3/31/2020	8,306	8,376	9,100
6/30/2020	12,891	13,024	10,794
9/30/2020	15,769	15,955	11,615
12/31/2020	19,202	19,462	13,265
3/31/2021	19,865	20,167	13,966
6/30/2021	20,475	20,818	15,018
9/30/2021	16,642	16,921	14,921
12/31/2021	14,376	14,637	16,123
3/31/2022	11,610	11,838	15,364
6/30/2022	8,233	8,405	13,012
9/30/2022	7,555	7,724	12,127
12/31/2022	7,179	7,351	13,410
3/31/2023	8,033	8,239	14,442
6/30/2023	8,300	8,526	15,433
9/30/2023	7,840	8,062	14,868
12/31/2023	9,139	9,414	16,547
3/31/2024	9,967	10,280	18,036
5/31/2024	10,269	10,603	18,207
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Online Retail ETF from July 13, 2018 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (7/13/18)
Online Retail ETF - NAV	37.88%	3.11%	0.45%
Online Retail ETF - Market Price	37.84%	3.13%	0.45%
ProShares Online Retail Index	38.66%	3.67%	0.99%
S&P Global 1200 Index	24.99%	13.13%	10.72%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Solactive AG serves as index calculation agent for this index and performs routine daily calculations and maintenance (e.g., reconstitution, rebalancing, and corporate actions). "Solactive AG," a registered trademark of Solactive AG has been licensed for use by ProShare Advisors LLC ("ProShares").

Key Fund Statistics

  Net Assets$98,785,694
  Number of Portfolio Holdings21
  Net Investment Advisory Fees$570,841
  Portfolio Turnover Rate81%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ProShares Online Retail Index

Composition	% of Index
Consumer Discretionary	97.5%
Communication Services	2.5%

Largest Holdings

Company	% of Net Assets
Amazon.com, Inc.	23.1%
PDD Holdings, Inc. (ADR)	10.6%
eBay, Inc.	9.3%
Chewy, Inc., Class A	5.2%
Coupang, Inc.	4.6%
Williams-Sonoma, Inc.	4.4%
Alibaba Group Holding Ltd. (ADR)	4.3%
Buckle, Inc. (The)	4.3%
Etsy, Inc.	4.3%
Carvana Co., Class A	4.1%

Online Retail ETF - ONLN

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

ONLN524

Short Bitcoin Strategy ETF

BITI - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short Bitcoin Strategy ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITI	$67	0.99%

How Did the Fund Perform Last Year?

Short Bitcoin Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the Bloomberg Galaxy Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the year ended May 31, 2024, the Fund had a total return of -64.05%. For the same period, the Index had a total return of 150.31% and a volatility of 47.85%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short Bitcoin Strategy ETF : $1,923	Bloomberg Galaxy Bitcoin Index : $32,951	S&P 500® Index : $14,820
6/19/2022	10,000	10,000	10,000
6/30/2022	10,819	9,208	10,305
9/30/2022	9,441	9,473	9,802
12/31/2022	9,818	8,084	10,543
3/31/2023	5,123	13,835	11,334
6/30/2023	4,674	14,803	12,324
9/30/2023	5,281	13,111	11,921
12/31/2023	3,320	20,451	13,315
3/31/2024	1,873	34,493	14,721
5/31/2024	1,923	32,951	14,820
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Bitcoin Strategy ETF from June 19, 2022 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (6/19/22)
Short Bitcoin Strategy ETF - NAV	- 64.05%	-57.11%
Short Bitcoin Strategy ETF - Market Price	-64.09%	-57.14%
Bloomberg Galaxy Bitcoin Index	150.31%	83.12%
S&P 500® Index	28.19%	20.90%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$78,747,305
  Number of Portfolio Holdings2
  Investment Advisory Fees$737,810
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bloomberg Galaxy Bitcoin Index

Composition	% of Index
Bitcoin	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	68.6%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2023. Effective on or about March 15, 2024, the Investment Objective, Principal Investment Strategies and Principal Risks of the Fund changed. In the Fund’s Investment Objective, the Fund’s underlying index changed from the S&P CME Bitcoin Futures Index to the Bloomberg Galaxy Bitcoin Index. In the Principal Investment Strategies disclosures related to the underlying index were revised and investments in swap agreements that provide exposure to bitcoin were added. Risks associated with these changes were included under Principal Risks of the Fund. For more complete information, you may review the Fund’s prospectus, as supplemented March 15, 2024, available at www.proshares.com or upon request at 866-776-5125.

Short Bitcoin Strategy ETF - BITI

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

BITI524

Nasdaq-100 High Income ETF

IQQQ - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Nasdaq-100 High Income ETF (the “Fund”) for the period of March 18, 2024 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
IQQQ	$11	0.55%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Nasdaq-100 High Income ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Daily

Covered Call Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology drove strong performance of the Nasdaq-100® and performance for the Fund. For the period March 18, 2024, through May

31, 2024, the Fund had a total return of 3.10%. For the same period, the Index had a total return of 3.38% and a volatility of 15.04%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Cumulative Total Return

Fund/Index Name	Since Inception (3/18/24)
Nasdaq-100 High Income ETF - NAV	3.10%
Nasdaq-100 High Income ETF - Market Price	3.03%
Nasdaq-100 Daily Covered Call Index	3.38%
Nasdaq-100® Index	2.76%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Nasdaq®, Nasdaq-100 Index®, Nasdaq-100®, NDX®, Nasdaq-100 Daily Covered CallTM Index, NDXDCTM, Nasdaq-100 Daily Covered Call OptionTM Index, NDXDCCOTM, Nasdaq-100 Daily Covered Call IncomeTM Index, NDXDCCITM, are registered trademarks of Nasdaq, Inc. (which with its affiliates and third party licensors is referred to as the 'Corporations') and are licensed for use by ProShare Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations.

Key Fund Statistics

  Net Assets$22,881,219
  Number of Portfolio Holdings104
  Net Investment Advisory Fees$18,171
  Portfolio Turnover Rate3%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	100%
Futures Contracts	13%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100 Daily Covered Call Index

Composition	% of Index
Information Technology	50.3%
Communication Services	15.9%
Consumer Discretionary	12.6%
Consumer Staples	6.5%
Health Care	6.2%
Industrials	4.5%
Materials	1.5%
Utilities	1.3%
Energy	0.5%
Financials	0.5%
Real Estate	0.2%

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	7.3%
Apple, Inc.	7.1%
NVIDIA Corp.	6.5%
Alphabet, Inc.	4.8%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Costco Wholesale Corp.	2.2%
Tesla, Inc.	2.0%
Netflix, Inc.	1.7%

Nasdaq-100 High Income ETF - IQQQ

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

IQQQ524

UltraPro Short Dow30℠

SDOW - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraPro Short Dow30℠ (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDOW	$79	0.95%

How Did the Fund Perform Last Year?

UltraPro Short Dow30SM(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -33.49% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 19.97% and a volatility of 10.07%. The index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraPro Short Dow30℠ : $110	Dow Jones Industrial Average℠ Index : $33,023	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,764.450000	10,075	10,207
9/30/2014	9,122.720000	10,263.750000	10,322.120000
12/31/2014	7,611.860000	10,797.800000	10,831.280000
3/31/2015	7,300.250000	10,832.990000	10,934.250000
6/30/2015	7,253.710000	10,801.570000	10,964.860000
9/30/2015	8,466.500000	10,047.620000	10,258.730000
12/31/2015	6,560.330000	10,821.290000	10,980.940000
3/31/2016	5,877.800000	11,059.360000	11,129.180000
6/30/2016	5,395.190000	11,288.160000	11,402.430000
9/30/2016	4,908.510000	11,601.770000	11,841.660000
12/31/2016	3,792.780000	12,606.550000	12,294.510000
3/31/2017	3,251.240000	13,260.860000	13,040.310000
6/30/2017	2,894.020000	13,784.660000	13,443.260000
9/30/2017	2,467.310000	14,553.840000	14,045.520000
12/31/2017	1,813.300000	16,148.940000	14,978.140000
3/31/2018	1,827.450000	15,832.430000	14,864.310000
6/30/2018	1,743.790000	16,031.910000	15,374.150000
9/30/2018	1,336.260000	17,575.790000	16,559.500000
12/31/2018	1,800.640000	15,587.970000	14,320.660000
3/31/2019	1,282.350000	17,428.900000	16,275.430000
6/30/2019	1,172.110000	17,988.370000	16,975.270000
9/30/2019	1,098.920000	18,317.560000	17,263.850000
12/31/2019	908.250000	19,539.340000	18,829.680000
3/31/2020	1,150.740000	15,098.050000	15,139.060000
6/30/2020	572.650000	17,892.700000	18,248.630000
9/30/2020	432.770000	19,363.480000	19,878.230000
12/31/2020	304.360000	21,441.180000	22,293.430000
3/31/2021	232.610000	23,218.650000	23,668.940000
6/30/2021	196.470000	24,398.160000	25,692.630000
9/30/2021	200.790000	24,041.950000	25,841.650000
12/31/2021	155.530000	25,934.050000	28,691.980000
3/31/2022	168.920000	24,870.750000	27,372.150000
6/30/2022	221.570000	22,189.680000	22,965.230000
9/30/2022	260.140000	20,820.580000	21,844.530000
12/31/2022	161.560000	24,153.960000	23,495.980000
3/31/2023	158.910000	24,378.590000	25,258.180000
6/30/2023	145.530000	25,346.420000	27,465.740000
9/30/2023	160.980000	24,814.140000	26,567.610000
12/31/2023	115.030000	28,062.310000	29,673.360000
3/31/2024	99.890000	29,785.340000	32,806.870000
5/31/2024	109.830000	33,023.010000	33,026.680000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Dow30℠ from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short Dow30℠ - NAV	- 33.49%	-40.29%	-36.31%
UltraPro Short Dow30℠ - Market Price	-33.51%	-40.31%	-36.33%
Dow Jones Industrial Average℠ Index	19.97%	11.61%	11.24%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$287,965,923
  Number of Portfolio Holdings15
  Net Investment Advisory Fees$3,185,201
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(295)%
Futures Contracts	(5)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average℠ Index

Composition	% of Index
Financials	23.6%
Information Technology	18.4%
Health Care	18.1%
Consumer Discretionary	14.7%
Industrials	13.9%
Consumer Staples	5.0%
Energy	2.8%
Communication Services	2.5%
Materials	1.0%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	145.9%
Repurchase Agreements with various counterparties	7.7%

UltraPro Short Dow30℠ - SDOW

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SDOW524

Ultra 20+ Year Treasury

UBT - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra 20+ Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBT	$84	0.95%

How Did the Fund Perform Last Year?

Ultra 20+ Year Treasury(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -23.91% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of -8.61% and a volatility of 16.39%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra 20+ Year Treasury : $6,450	ICE U.S. Treasury 20+ Year Bond Index : $10,199	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	9,945.230000	9,979	9,986
9/30/2014	10,494.230000	10,277.920000	10,019.950000
12/31/2014	12,485.760000	11,239.290000	10,215.340000
3/31/2015	13,439.860000	11,710.750000	10,381.850000
6/30/2015	11,002.750000	10,648.590000	10,215.740000
9/30/2015	12,089.470000	11,215.090000	10,394.520000
12/31/2015	11,681.370000	11,060.320000	10,296.810000
3/31/2016	13,657.590000	11,999.350000	10,626.310000
6/30/2016	15,469.190000	12,810.720000	10,853.710000
9/30/2016	15,242.870000	12,771.880000	10,818.980000
12/31/2016	11,663.250000	11,223.310000	10,404.610000
3/31/2017	11,918.860000	11,382.410000	10,475.360000
6/30/2017	12,851	11,858.190000	10,598.970000
9/30/2017	12,905.390000	11,925.780000	10,639.250000
12/31/2017	13,463.240000	12,233.470000	10,645.630000
3/31/2018	12,462.680000	11,822.420000	10,520.010000
6/30/2018	12,437.450000	11,870.890000	10,531.580000
9/30/2018	11,589.520000	11,510.020000	10,468.400000
12/31/2018	12,451.820000	11,991.140000	10,737.430000
3/31/2019	13,514.790000	12,557.120000	10,965.070000
6/30/2019	15,074.590000	13,325.620000	11,295.120000
9/30/2019	17,398.560000	14,410.320000	11,566.200000
12/31/2019	15,780.530000	13,799.320000	11,474.830000
3/31/2020	22,806.390000	16,902.790000	12,450.190000
6/30/2020	22,241.540000	16,784.470000	12,477.580000
9/30/2020	22,159.690000	16,811.330000	12,500.040000
12/31/2020	20,666.560000	16,293.540000	12,396.280000
3/31/2021	15,195.340000	13,979.860000	11,859.530000
6/30/2021	17,282.390000	15,004.580000	12,083.670000
9/30/2021	17,308.130000	15,019.580000	12,077.630000
12/31/2021	18,253.480000	15,587.320000	12,110.240000
3/31/2022	14,427.390000	13,899.220000	11,447.810000
6/30/2022	10,838.830000	12,211.850000	11,029.960000
9/30/2022	8,604.660000	10,899.080000	10,524.790000
12/31/2022	8,032.840000	10,749.760000	10,600.570000
3/31/2023	9,053.630000	11,450.640000	10,917.530000
6/30/2023	8,449.340000	11,178.120000	10,765.770000
9/30/2023	6,247.250000	9,724.960000	10,436.340000
12/31/2023	7,740.560000	10,981.430000	11,010.340000
3/31/2024	7,049.580000	10,586.100000	10,911.250000
5/31/2024	6,449.940000	10,198.650000	10,822.870000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra 20+ Year Treasury from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra 20+ Year Treasury - NAV	- 23.91%	-15.23%	-4.29%
Ultra 20+ Year Treasury - Market Price	-24.25%	-15.35%	-4.27%
ICE U.S. Treasury 20+ Year Bond Index	- 8.61%	-4.96%	0.19%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$91,715,821
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$508,059
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	198%
Futures Contracts	2%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index

Composition	% of Index
20+ Year U.S. Treasury	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	83.2%
U.S. Treasury Bills	27.0%

Ultra 20+ Year Treasury - UBT

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UBT524

Short Ether Strategy ETF

SETH - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short Ether Strategy ETF (the “Fund”) for the period of November 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
SETH	$39	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Short Ether Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Galaxy Ethereum Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Ether returns were driven by factors such as a "risk-on" market and anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the period November 1, 2023, through May 31, 2024, the Fund had a total return of -57.35%. For the same period, the Index had a total return of 108.82% and a volatility of 51.26%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short Ether Strategy ETF : $4,265	Bloomberg Galaxy Ethereum Index : $19,978	S&P 500® Index : $12,884
11/1/2023	10,000	10,000	10,000
11/30/2023	8,921	10,800	11,072
12/31/2023	7,849	12,171	11,575
1/31/2024	7,774	12,107	11,769
2/29/2024	5,144	17,983	12,398
3/31/2024	4,749	18,850	12,797
4/30/2024	5,663	15,494	12,275
5/31/2024	4,265	19,978	12,884
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Ether Strategy ETF from November 1, 2023 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	Since Inception (11/1/23)
Short Ether Strategy ETF - NAV	-57.35%
Short Ether Strategy ETF - Market Price	-57.42%
Bloomberg Galaxy Ethereum Index	108.82%
S&P 500® Index	23.33%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$6,924,900
  Number of Portfolio Holdings3
  Investment Advisory Fees$11,038
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bloomberg Galaxy Ethereum Index

Composition	% of Index
Ethereum	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	63.9%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2023. Effective on or about March 15, 2024, the Investment Objective, Principal Investment Strategies and Principal Risks of the Fund changed. In the Fund’s Investment Objective, the Fund’s underlying index changed from the S&P CME Ether Futures Index to the Bloomberg Galaxy Ethereum Index. Disclosures related to underlying index were revised in the Fund’s Principal Investment Strategies and Principal Risks. For more complete information, you may review the Fund’s prospectus, as supplemented March 15, 2024, available at www.proshares.com or upon request at 866-776-5125.

Short Ether Strategy ETF - SETH

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SETH524

Russell 2000 Dividend Growers ETF

SMDV - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Russell 2000 Dividend Growers ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDV	$43	0.40%

How Did the Fund Perform Last Year?

Russell 2000 Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Dividend Growth Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong performance of small cap stocks drove performance, while an overweight to utilities drove underperformance relative to the Russell 2000® . For the year ended May 31, 2024, the Fund had a total return of 15.22%. For the same period, the Index had a total return of 15.67% and a volatility of 18.99%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Russell 2000 Dividend Growers ETF : $19,351	Russell 2000® Dividend Growth Index : $20,148	Russell 3000 Index : $29,490
2/3/2015	10,000	10,000	10,000
3/31/2015	10,137	10,144	10,346
6/30/2015	10,074	10,091	10,360
9/30/2015	9,654	9,680	9,609
12/31/2015	10,245	10,284	10,212
3/31/2016	11,103	11,156	10,311
6/30/2016	12,032	12,104	10,582
9/30/2016	12,270	12,357	11,048
12/31/2016	13,889	14,007	11,513
3/31/2017	13,764	13,895	12,174
6/30/2017	14,183	14,333	12,541
9/30/2017	14,662	14,835	13,114
12/31/2017	14,542	14,728	13,946
3/31/2018	14,160	14,354	13,857
6/30/2018	15,163	15,392	14,396
9/30/2018	15,705	15,963	15,421
12/31/2018	14,439	14,689	13,215
3/31/2019	15,675	15,964	15,071
6/30/2019	16,061	16,376	15,689
9/30/2019	16,148	16,481	15,871
12/31/2019	16,947	17,316	17,315
3/31/2020	12,789	13,098	13,696
6/30/2020	13,467	13,804	16,713
9/30/2020	13,143	13,482	18,253
12/31/2020	16,112	16,556	20,932
3/31/2021	18,415	18,945	22,262
6/30/2021	18,018	18,555	24,096
9/30/2021	17,563	18,104	24,072
12/31/2021	19,192	19,808	26,306
3/31/2022	18,637	19,247	24,917
6/30/2022	17,033	17,611	20,756
9/30/2022	16,178	16,738	19,830
12/31/2022	18,082	18,729	21,254
3/31/2023	18,081	18,744	22,780
6/30/2023	17,620	18,285	24,691
9/30/2023	16,974	17,627	23,888
12/31/2023	19,690	20,470	26,772
3/31/2024	19,513	20,306	29,454
5/31/2024	19,351	20,148	29,490
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Russell 2000 Dividend Growers ETF from February 3, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (2/3/15)
Russell 2000 Dividend Growers ETF - NAV	15.22%	4.70%	7.34%
Russell 2000 Dividend Growers ETF - Market Price	15.25%	4.69%	7.34%
Russell 2000® Dividend Growth Index	15.67%	5.14%	7.80%
Russell 3000 Index	27.58%	14.98%	12.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

'Russell 2000® Dividend Growth Index" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. ProShares have not been passed on by Russell as to their legality or suitability. ProShares based on the Russell 2000 Dividend Growth Index are not sponsored, endorsed, sold, or promoted by Russell, and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$761,151,478
  Number of Portfolio Holdings103
  Net Investment Advisory Fees$3,149,369
  Portfolio Turnover Rate44%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000® Dividend Growth Index

Composition	% of Index
Financials	29.0%
Industrials	22.7%
Utilities	18.5%
Materials	9.1%
Consumer Staples	6.6%
Real Estate	3.9%
Health Care	3.3%
Communication Services	3.0%
Information Technology	2.2%
Consumer Discretionary	1.7%

Largest Holdings

Company	% of Net Assets
Kaiser Aluminum Corp.	1.3%
Telephone and Data Systems, Inc.	1.3%
Atrion Corp.	1.2%
Hyster-Yale, Inc.	1.2%
Trinity Industries, Inc.	1.2%
Badger Meter, Inc.	1.2%
Exponent, Inc.	1.1%
LeMaitre Vascular, Inc.	1.1%
Sensient Technologies Corp.	1.1%
Matson, Inc.	1.1%

Russell 2000 Dividend Growers ETF - SMDV

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SMDV524

Ultra Communication Services

LTL - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Communication Services (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LTL	$126	0.95%

How Did the Fund Perform Last Year?

Ultra Communication Services (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Communication Services Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 65.50% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 35.10% and a volatility of 16.23%. The index performance was driven by factors such as inclusion of two of the "Magnificent Seven" companies which helped drive strong returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Communication Services : $15,992	S&P Communication Services Select Sector Index : $17,745	S&P Total Market Index : $31,100
5/31/2014	10,000	10,000	10,000
6/30/2014	10,249.870000	10,183	10,253
9/30/2014	10,020.950000	10,110.440000	10,246.850000
12/31/2014	9,581.450000	9,948.230000	10,780.710000
3/31/2015	10,260.500000	10,341.590000	10,974.760000
6/30/2015	9,701.520000	10,097.530000	10,989.030000
9/30/2015	8,211.080000	9,357.380000	10,190.130000
12/31/2015	9,290.970000	10,023.620000	10,831.090000
3/31/2016	10,489.720000	10,742.320000	10,931.810000
6/30/2016	12,264.410000	11,689.050000	11,218.230000
9/30/2016	11,528.860000	11,414.210000	11,717.440000
12/31/2016	13,134.720000	12,256.150000	12,202.540000
3/31/2017	11,684.600000	11,629.490000	12,909.070000
6/30/2017	11,606.310000	11,665.540000	13,297.630000
9/30/2017	10,368.730000	11,098.590000	13,905.330000
12/31/2017	9,697.710000	10,802.260000	14,785.540000
3/31/2018	8,209.800000	10,026.660000	14,696.830000
6/30/2018	8,493.910000	10,266.300000	15,265.590000
9/30/2018	9,920.880000	11,170.760000	16,350.980000
12/31/2018	7,577.370000	9,888.350000	14,002.980000
3/31/2019	9,629.360000	11,237.120000	15,969
6/30/2019	9,428.780000	11,207.910000	16,622.130000
9/30/2019	9,229.950000	11,183.250000	16,811.620000
12/31/2019	9,716.510000	11,543.350000	18,331.390000
3/31/2020	6,418.760000	9,701.030000	14,489.130000
6/30/2020	7,739.420000	10,812.770000	17,689.780000
9/30/2020	7,604.920000	10,765.190000	19,294.240000
12/31/2020	9,417.740000	12,043.020000	22,142.070000
3/31/2021	10,899.500000	13,017.300000	23,570.240000
6/30/2021	11,533.490000	13,437.760000	25,524.210000
9/30/2021	11,226.680000	13,306.070000	25,493.580000
12/31/2021	13,204.850000	14,503.620000	27,823.690000
3/31/2022	11,397.140000	13,562.330000	26,321.210000
6/30/2022	8,449.560000	11,810.080000	21,888.720000
9/30/2022	6,636.650000	10,573.570000	20,890.600000
12/31/2022	7,788.790000	11,617.180000	22,390.540000
3/31/2023	8,537.300000	12,236.370000	24,011.620000
6/30/2023	10,524.630000	13,762.250000	26,026.190000
9/30/2023	10,500.120000	13,906.750000	25,169.930000
12/31/2023	12,626.430000	15,442.060000	28,223.040000
3/31/2024	15,665.800000	17,412.460000	31,059.460000
5/31/2024	15,991.970000	17,745.040000	31,099.840000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Communication Services from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Communication Services - NAV	65.50%	13.60%	4.81%
Ultra Communication Services - Market Price	65.23%	13.49%	5.19%
S&P Communication Services Select Sector Index	35.10%	13.14%	12.11%
S&P Total Market Index	27.68%	14.88%	12.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Communication Services Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Communication Services Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$3,213,251
  Number of Portfolio Holdings28
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate298%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	132%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Communication Services Select Sector Index

Composition	% of Index
Interactive Media & Services	48.5%
Entertainment	20.9%
Media	16.8%
Diversified Telecommunication Services	9.0%
Wireless Telecommunication Services	4.8%

Largest Holdings

Company	% of Net Assets
Alphabet, Inc.	17.4%
Meta Platforms, Inc., Class A	14.3%
T-Mobile US, Inc.	3.2%
Netflix, Inc.	3.1%
AT&T, Inc.	3.1%
Electronic Arts, Inc.	3.0%
Verizon Communications, Inc.	2.9%
Comcast Corp., Class A	2.8%
Charter Communications, Inc., Class A	2.7%
Walt Disney Co. (The)	2.6%

Ultra Communication Services - LTL

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

LTL524

UltraPro Short MidCap400

SMDD - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraPro Short MidCap400 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDD	$71	0.95%

How Did the Fund Perform Last Year?

UltraPro Short MidCap400(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the SP MidCap 400® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -49.63% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 15.69%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraPro Short MidCap400 : $75	S&P MidCap 400® Index : $25,362	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	8,817.170000	10,414	10,233
9/30/2014	9,777.530000	9,999.180000	10,278.030000
12/31/2014	7,818.600000	10,634.020000	10,812.480000
3/31/2015	6,488.470000	11,199.090000	10,962.780000
6/30/2015	6,581.340000	11,080.380000	10,981.410000
9/30/2015	8,107.120000	10,138.550000	10,246.760000
12/31/2015	7,238.950000	10,402.150000	10,922.020000
3/31/2016	6,073.520000	10,795.350000	11,093.490000
6/30/2016	5,170.190000	11,226.430000	11,381.920000
9/30/2016	4,472.450000	11,691.690000	11,834.920000
12/31/2016	3,535.440000	12,558.800000	12,346.190000
3/31/2017	3,101.060000	13,053.610000	13,054.860000
6/30/2017	2,889.990000	13,310.760000	13,441.290000
9/30/2017	2,607.550000	13,739.370000	14,038.080000
12/31/2017	2,170.750000	14,598.080000	14,954.770000
3/31/2018	2,144.230000	14,485.670000	14,847.090000
6/30/2018	1,878.140000	15,107.110000	15,389.010000
9/30/2018	1,686.190000	15,690.240000	16,520.110000
12/31/2018	2,811.130000	12,978.970000	14,212.250000
3/31/2019	1,848.020000	14,859.620000	16,150.800000
6/30/2019	1,665.890000	15,312.840000	16,822.670000
9/30/2019	1,626.540000	15,299.060000	17,080.060000
12/31/2019	1,319.150000	16,379.170000	18,603.600000
3/31/2020	2,155.440000	11,514.560000	14,776.840000
6/30/2020	834.180000	14,286.110000	17,845.990000
9/30/2020	684.840000	14,967.560000	19,373.600000
12/31/2020	333.950000	18,615.150000	21,938.670000
3/31/2021	211.110000	21,122.620000	23,454.630000
6/30/2021	182.700000	21,891.480000	25,363.840000
9/30/2021	185.360000	21,506.190000	25,452.610000
12/31/2021	140.010000	23,226.680000	28,178.590000
3/31/2022	149.170000	22,093.220000	26,871.100000
6/30/2022	217.370000	18,686.450000	22,566.350000
9/30/2022	220.340000	18,226.760000	21,492.190000
12/31/2022	150.300000	20,191.610000	23,166.430000
3/31/2023	131.030000	20,960.910000	24,825.150000
6/30/2023	113.800000	21,977.510000	26,907.980000
9/30/2023	131.370000	21,054.450000	26,003.870000
12/31/2023	92.870000	23,511.510000	29,067.130000
3/31/2024	70.070000	25,850.900000	32,063.950000
5/31/2024	74.810000	25,362.320000	32,221.060000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short MidCap400 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short MidCap400 - NAV	- 49.63%	-48.61%	-38.71%
UltraPro Short MidCap400 - Market Price	-49.52%	-48.60%	-38.71%
S&P MidCap 400® Index	25.97%	12.25%	9.75%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$3,667,337
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(292)%
Futures Contracts	(8)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400® Index

Composition	% of Index
Industrials	22.1%
Financials	16.0%
Consumer Discretionary	15.3%
Information Technology	9.9%
Health Care	8.0%
Real Estate	7.1%
Materials	7.0%
Energy	5.7%
Consumer Staples	4.8%
Utilities	2.6%
Communication Services	1.5%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	74.7%

UltraPro Short MidCap400 - SMDD

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SMDD524

Ultra Bitcoin ETF

BITU - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Bitcoin ETF (the “Fund”) for the period of April 1, 2024 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
BITU	$15	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra Bitcoin ETF(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bloomberg Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin returns were muted during this brief two-month period after a strong rally in cryptocurrencies. For the period April 1, 2024, through May 31, 2024, the Fund had a total return of -12.64%. For the same period, the Index had a total return of -2.75% and a volatility of 473.97%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of a Fund’s index (and its impact on compounding), and other miscellaneous factors.

Cumulative Total Return

Fund/Index Name	Since Inception (4/1/24)
Ultra Bitcoin ETF - NAV	-12.64%
Ultra Bitcoin ETF - Market Price	-12.55%
Bloomberg Bitcoin Index	-2.75%
S&P 500® Index	0.87%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$216,941,012
  Number of Portfolio Holdings5
  Investment Advisory Fees$199,459
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	146%
Futures Contracts	55%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bloomberg Bitcoin Index

Composition	% of Index
Bitcoin	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	23.5%
U.S. Treasury Bills	9.1%

Ultra Bitcoin ETF - BITU

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

BITU524

Russell U.S. Dividend Growers ETF

TMDV - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Russell U.S. Dividend Growers ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TMDV	$37	0.35%

How Did the Fund Perform Last Year?

Russell U.S. Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 3000® Dividend Elite Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An underweight to the technology sector drove underperformance relative to the Russell 3000® . For the year ended May 31, 2024, the Fund had a total return of 8.02%. For the same period, the Index had a total return of 8.41% and a volatility of 12.48%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Russell U.S. Dividend Growers ETF : $12,969	Russell 3000® Dividend Elite Index : $13,217	Russell 3000 Index : $17,932
11/5/2019	10,000	10,000	10,000
12/31/2019	10,322	10,330	10,529
3/31/2020	8,022	8,049	8,328
6/30/2020	9,210	9,253	10,163
9/30/2020	9,661	9,713	11,099
12/31/2020	10,819	10,891	12,729
3/31/2021	11,805	11,897	13,537
6/30/2021	12,332	12,440	14,652
9/30/2021	11,982	12,098	14,638
12/31/2021	13,347	13,493	15,996
3/31/2022	12,723	12,870	15,151
6/30/2022	11,756	11,903	12,621
9/30/2022	11,095	11,240	12,058
12/31/2022	12,676	12,857	12,924
3/31/2023	12,615	12,805	13,852
6/30/2023	12,767	12,972	15,014
9/30/2023	11,913	12,112	14,526
12/31/2023	12,976	13,205	16,279
3/31/2024	13,406	13,657	17,911
5/31/2024	12,969	13,217	17,932
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Russell U.S. Dividend Growers ETF from November 5, 2019 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (11/5/19)
Russell U.S. Dividend Growers ETF - NAV	8.02%	5.85%
Russell U.S. Dividend Growers ETF - Market Price	8.05%	5.85%
Russell 3000® Dividend Elite Index	8.41%	6.29%
Russell 3000 Index	27.58%	13.65%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "Russell 3000® Dividend Elite Index" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. ProShares have not been passed on by Russell as to their legality or suitability. ProShares based on the Russell 3000 Dividend Elite Index are not sponsored, endorsed, sold, or promoted by Russell, and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$7,466,394
  Number of Portfolio Holdings67
  Net Investment Advisory Fees$32,169
  Portfolio Turnover Rate22%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000® Dividend Elite Index

Composition	% of Index
Consumer Staples	24.3%
Industrials	17.4%
Utilities	16.3%
Financials	14.1%
Materials	12.2%
Health Care	6.0%
Consumer Discretionary	5.1%
Real Estate	3.0%
Energy	1.6%

Largest Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	1.8%
National Fuel Gas Co.	1.8%
Archer-Daniels-Midland Co.	1.8%
ABM Industries, Inc.	1.8%
Air Products and Chemicals, Inc.	1.7%
Walmart, Inc.	1.7%
Aflac, Inc.	1.7%
Dover Corp.	1.7%
Black Hills Corp.	1.7%
California Water Service Group	1.7%

Russell U.S. Dividend Growers ETF - TMDV

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

TMDV524

Ultra Consumer Discretionary

UCC - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Consumer Discretionary (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCC	$106	0.95%

How Did the Fund Perform Last Year?

Ultra Consumer Discretionary(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 23.40% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 17.05% and a volatility of 17.33%. The index performance was driven by factors such as a resilient consumer in the face of stubborn inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Consumer Discretionary : $35,350	S&P Consumer Discretionary Select Sector Index : $26,768	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,283.1	10,199	10,207
9/30/2014	10,429.82	10,306.61	10,322.12
12/31/2014	12,714.8	11,439.16	10,831.28
3/31/2015	13,930.3	12,026.25	10,934.25
6/30/2015	13,728.59	11,976.95	10,964.86
9/30/2015	12,599.07	11,560.15	10,258.73
12/31/2015	13,884.98	12,193.64	10,980.94
3/31/2016	14,023.78	12,333.87	11,129.18
6/30/2016	13,579.71	12,195.21	11,402.43
9/30/2016	14,236.49	12,529.49	11,841.66
12/31/2016	15,034.5	12,923.62	12,294.51
3/31/2017	17,079.48	13,821.89	13,040.31
6/30/2017	17,747.32	14,143.94	13,443.26
9/30/2017	17,737.56	14,201.93	14,045.52
12/31/2017	21,107.08	15,555.37	14,978.14
3/31/2018	21,565.27	15,854.03	14,864.31
6/30/2018	24,198.81	16,911.5	15,374.15
9/30/2018	28,748.42	18,546.84	16,559.5
12/31/2018	20,428.07	15,876.1	14,320.66
3/31/2019	25,855.3	18,001.9	16,275.43
6/30/2019	29,123.66	19,253.04	16,975.27
9/30/2019	28,330.96	19,116.34	17,263.85
12/31/2019	31,137.92	20,152.45	18,829.68
3/31/2020	18,850.33	16,353.71	15,139.06
6/30/2020	29,088.95	20,618.76	18,248.63
9/30/2020	37,196.24	23,478.58	19,878.23
12/31/2020	45,606.1	26,150.44	22,293.43
3/31/2021	48,538.61	27,133.7	23,668.94
6/30/2021	53,248.62	28,528.37	25,692.63
9/30/2021	52,015.89	28,311.55	25,841.65
12/31/2021	55,122.04	29,291.13	28,691.98
3/31/2022	44,382.93	26,587.56	27,372.15
6/30/2022	24,405.92	20,108.17	22,965.23
9/30/2022	24,065.54	20,299.2	21,844.53
12/31/2022	23,459.39	20,425.06	23,495.98
3/31/2023	28,310	22,555.39	25,258.18
6/30/2023	35,794.55	25,681.57	27,465.74
9/30/2023	31,410.46	24,382.08	26,567.61
12/31/2023	37,854.98	27,144.57	29,673.36
3/31/2024	39,321.18	27,996.91	32,806.87
5/31/2024	35,349.76	26,767.84	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Consumer Discretionary from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Consumer Discretionary - NAV	23.40%	6.66%	13.46%
Ultra Consumer Discretionary - Market Price	23.27%	6.61%	13.53%
S&P Consumer Discretionary Select Sector Index	17.05%	10.78%	11.79%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Consumer Discretionary Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Discretionary Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$13,256,135
  Number of Portfolio Holdings57
  Net Investment Advisory Fees$16,257
  Portfolio Turnover Rate37%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	123%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Consumer Discretionary Select Sector Index

Composition	% of Index
Retailing	49.1%
Consumer Services	23.0%
Automobiles & Components	17.4%
Consumer Durables & Apparel	10.5%

Largest Holdings

Company	% of Net Assets
Amazon.com, Inc.	17.9%
Tesla, Inc.	10.3%
Home Depot, Inc. (The)	7.0%
McDonald's Corp.	3.1%
Booking Holdings, Inc.	2.9%
Lowe's Cos., Inc.	2.7%
TJX Cos., Inc. (The)	2.5%
NIKE, Inc., Class B	2.5%
Starbucks Corp.	2.0%
Chipotle Mexican Grill, Inc., Class A	1.8%

Ultra Consumer Discretionary - UCC

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UCC524

UltraShort MSCI Brazil Capped

BZQ - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort MSCI Brazil Capped (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BZQ	$86	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI Brazil Capped(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -19.95% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 11.16% and a volatility of 20.66%. The index performance was driven by factors such as middling commodity prices which supported Brazilian equity performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort MSCI Brazil Capped : $214	MSCI Brazil 25/50 Index : $9,737	MSCI Emerging Markets Index : $13,009
5/31/2014	10,000	10,000	10,000
6/30/2014	8,999	10,511	10,266
9/30/2014	10,240.78	9,575.44	9,907.2
12/31/2014	12,011.36	8,190.23	9,460.88
3/31/2015	14,812.54	7,001.06	9,672.71
6/30/2015	12,407.89	7,470.13	9,739.46
9/30/2015	24,301.06	4,975.85	7,996.09
12/31/2015	23,871.11	4,836.03	8,048.87
3/31/2016	11,903.21	6,190.12	8,508.46
6/30/2016	7,835.01	7,066.94	8,564.75
9/30/2016	5,850.32	7,861.66	9,337.85
12/31/2016	5,335.99	7,987.95	8,948.98
3/31/2017	3,986.23	8,780.2	9,973.19
6/30/2017	4,130.64	8,194.56	10,598.51
9/30/2017	2,710.31	10,018.67	11,434.73
12/31/2017	2,687.22	9,790.24	12,285.48
3/31/2018	2,063.75	10,824.09	12,459.93
6/30/2018	3,660.17	8,036.89	11,468.12
9/30/2018	3,059.35	8,493.38	11,343.12
12/31/2018	2,105.38	9,692.65	10,496.92
3/31/2019	1,708.4	10,487.44	11,537.17
6/30/2019	1,411.15	11,268.76	11,607.54
9/30/2019	1,461.72	10,797.73	11,114.22
12/31/2019	1,091.01	12,369.87	12,430.15
3/31/2020	2,101.49	6,187.41	9,496.63
6/30/2020	1,044.7	7,571.54	11,213.62
9/30/2020	1,026.66	7,348.18	12,285.64
12/31/2020	514.2	10,006.74	14,705.92
3/31/2021	569.83	9,033.09	15,042.68
6/30/2021	356.81	11,052.89	15,802.34
9/30/2021	521.98	8,855.57	14,523.93
12/31/2021	548.39	8,310.07	14,333.67
3/31/2022	282.99	11,265.96	13,334.61
6/30/2022	450.48	8,542.98	11,807.8
9/30/2022	354.87	9,234.11	10,441.63
12/31/2022	305.09	9,493.58	11,454.47
3/31/2023	302.02	9,236.31	11,908.07
6/30/2023	200.3	10,790.78	12,015.24
9/30/2023	219.95	10,253.4	11,663.2
12/31/2023	155.48	11,875.48	12,579.92
3/31/2024	179.68	10,876.76	12,842.84
5/31/2024	214.42	9,736.87	13,008.52
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Brazil Capped from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort MSCI Brazil Capped - NAV	- 19.95%	-33.19%	-31.90%
UltraShort MSCI Brazil Capped - Market Price	-19.94%	-33.17%	-31.89%
MSCI Brazil 25/50 Index	11.16%	-0.21%	0.65%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$9,049,329
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index

Composition	% of Index
Financials	26.2%
Energy	22.2%
Materials	17.3%
Utilities	10.1%
Industrials	8.5%
Consumer Staples	8.0%
Health Care	2.5%
Consumer Discretionary	2.3%
Communication Services	2.1%
Information Technology	0.8%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	64.7%
Repurchase Agreements with various counterparties	5.9%

UltraShort MSCI Brazil Capped - BZQ

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

BZQ524

UltraShort Bitcoin ETF

SBIT - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Bitcoin ETF (the “Fund”) for the period of April 1, 2024 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
SBIT	$15	0.95%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

UltraShort Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin returns were muted during this brief two-month period after a strong rally in cryptocurrencies. For the period April 1, 2024, through May 31, 2024, the Fund had a total return of -6.30%. For the same period, the Index had a total return of -2.75% and a volatility of 47.97%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of a Fund’s index (and its impact on compounding), and other miscellaneous factors.

Cumulative Total Return

Fund/Index Name	Since Inception (4/1/24)
UltraShort Bitcoin ETF - NAV	-6.30%
UltraShort Bitcoin ETF - Market Price	-6.28%
Bloomberg Bitcoin Index	-2.75%
S&P 500® Index	0.87%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$10,489,263
  Number of Portfolio Holdings3
  Investment Advisory Fees$14,618
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bloomberg Bitcoin Index

Composition	% of Index
Bitcoin	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	46.8%

UltraShort Bitcoin ETF - SBIT

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SBIT524

S&P 500® Dividend Aristocrats ETF

NOBL - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about S&P 500® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NOBL	$38	0.35%

How Did the Fund Perform Last Year?

S&P 500® Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® but tempered by the Fund’s equal-weight construction and underweight to the technology sector. For the year ended May 31, 2024, the Fund had a total return of 14.35%. For the same period, the Index had a total return of 14.77% and a volatility of 10.92%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P 500® Dividend Aristocrats ETF : $26,466	S&P 500® Dividend Aristocrats® Index : $27,500	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,139	10,143	10,207
9/30/2014	10,240	10,254	10,322
12/31/2014	11,124	11,143	10,831
3/31/2015	11,194	11,223	10,934
6/30/2015	11,038	11,076	10,965
9/30/2015	10,480	10,523	10,259
12/31/2015	11,176	11,247	10,981
3/31/2016	11,913	12,002	11,129
6/30/2016	12,439	12,544	11,402
9/30/2016	12,487	12,604	11,842
12/31/2016	12,451	12,577	12,295
3/31/2017	13,065	13,210	13,040
6/30/2017	13,481	13,643	13,443
9/30/2017	13,954	14,136	14,046
12/31/2017	15,095	15,310	14,978
3/31/2018	14,742	14,968	14,864
6/30/2018	14,862	15,105	15,374
9/30/2018	16,021	16,300	16,560
12/31/2018	14,616	14,893	14,321
3/31/2019	16,422	16,752	16,275
6/30/2019	16,909	17,268	16,975
9/30/2019	17,527	17,916	17,264
12/31/2019	18,628	19,060	18,830
3/31/2020	14,287	14,621	15,139
6/30/2020	16,805	17,215	18,249
9/30/2020	18,106	18,565	19,878
12/31/2020	20,178	20,713	22,293
3/31/2021	21,871	22,473	23,669
6/30/2021	23,116	23,777	25,693
9/30/2021	22,688	23,356	25,842
12/31/2021	25,320	26,095	28,692
3/31/2022	24,538	25,310	27,372
6/30/2022	22,188	22,903	22,965
9/30/2022	20,877	21,561	21,845
12/31/2022	23,673	24,476	23,496
3/31/2023	24,080	24,916	25,258
6/30/2023	25,015	25,908	27,466
9/30/2023	23,638	24,499	26,568
12/31/2023	25,581	26,539	29,673
3/31/2024	27,368	28,421	32,807
5/31/2024	26,466	27,500	33,027
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Dividend Aristocrats ETF from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
S&P 500® Dividend Aristocrats ETF - NAV	14.35%	10.89%	10.22%
S&P 500® Dividend Aristocrats ETF - Market Price	14.27%	10.89%	10.21%
S&P 500® Dividend Aristocrats® Index	14.77%	11.27%	10.64%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P 500® Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$11,808,758,037
  Number of Portfolio Holdings67
  Net Investment Advisory Fees$40,392,091
  Portfolio Turnover Rate21%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500® Dividend Aristocrats® Index

Composition	% of Index
Industrials	24.1%
Consumer Staples	23.4%
Materials	12.5%
Financials	10.8%
Health Care	10.0%
Utilities	4.8%
Real Estate	4.5%
Consumer Discretionary	4.1%
Energy	2.9%
Information Technology	2.9%

Largest Holdings

Company	% of Net Assets
CH Robinson Worldwide, Inc.	1.9%
NextEra Energy, Inc.	1.8%
Air Products and Chemicals, Inc.	1.7%
Amcor plc	1.7%
Walmart, Inc.	1.7%
Chubb Ltd.	1.6%
Brown & Brown, Inc.	1.6%
Albemarle Corp.	1.6%
Aflac, Inc.	1.6%
Essex Property Trust, Inc.	1.6%

S&P 500® Dividend Aristocrats ETF - NOBL

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

NOBL524

Ultra Consumer Staples

UGE - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Consumer Staples (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UGE	$100	0.95%

How Did the Fund Perform Last Year?

Ultra Consumer Staples(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 10.19% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 9.63% and a volatility of 10.55%. The index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Consumer Staples : $26,935	S&P Consumer Staples Select Sector Index : $22,553	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,161.54	9,976	10,207
9/30/2014	10,085.37	9,970.18	10,322.12
12/31/2014	11,418.79	10,650.37	10,831.28
3/31/2015	11,588.44	10,772.19	10,934.25
6/30/2015	11,541.24	10,781.88	10,964.86
9/30/2015	11,058.94	10,626.63	10,258.73
12/31/2015	12,381.05	11,295.04	10,980.94
3/31/2016	13,404.85	11,807.83	11,129.18
6/30/2016	14,150.66	12,184.1	11,402.43
9/30/2016	13,889.88	12,117.61	11,841.66
12/31/2016	13,278.51	11,892.04	12,294.51
3/31/2017	15,361.63	12,832.53	13,040.31
6/30/2017	16,199.02	13,223.92	13,443.26
9/30/2017	15,972.54	13,188.22	14,045.52
12/31/2017	17,647.83	13,916.21	14,978.14
3/31/2018	15,489.17	13,127.16	14,864.31
6/30/2018	15,397.75	13,179.67	15,374.15
9/30/2018	15,617.73	13,352.32	16,559.5
12/31/2018	12,495.1	12,050.47	14,320.66
3/31/2019	15,688.8	13,597.75	16,275.43
6/30/2019	16,265.39	13,943.13	16,975.27
9/30/2019	17,589.49	14,605.43	17,263.85
12/31/2019	19,624.87	15,508.05	18,829.68
3/31/2020	12,161.02	12,682.48	15,139.06
6/30/2020	16,639.89	15,031.27	18,248.63
9/30/2020	22,783.49	17,702.33	19,878.23
12/31/2020	30,657.52	20,653.31	22,293.43
3/31/2021	31,703.21	21,138.66	23,668.94
6/30/2021	34,227.43	22,049.74	25,692.63
9/30/2021	32,936.62	21,716.79	25,841.65
12/31/2021	43,656.33	25,158.9	28,691.98
3/31/2022	38,074.21	23,707.23	27,372.15
6/30/2022	26,806.55	20,172.48	22,965.23
9/30/2022	24,513.87	19,504.77	21,844.53
12/31/2022	23,255.17	19,266.82	23,495.98
3/31/2023	26,189.94	21,160.74	25,258.18
6/30/2023	25,669.77	21,156.51	27,465.74
9/30/2023	21,939.04	19,760.18	26,567.61
12/31/2023	23,833.5	20,841.06	29,673.36
3/31/2024	26,672.73	22,277.01	32,806.87
5/31/2024	26,935.08	22,553.25	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Consumer Staples from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Consumer Staples - NAV	10.19%	13.23%	10.42%
Ultra Consumer Staples - Market Price	9.45%	13.18%	10.40%
S&P Consumer Staples Select Sector Index	9.63%	9.82%	8.53%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Consumer Staples Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Staples Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$7,815,575
  Number of Portfolio Holdings43
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate26%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Consumer Staples Select Sector Index

Composition	% of Index
Food, Beverage & Tobacco	42.5%
Food & Staples Retailing	33.1%
Household & Personal Products	24.4%

Largest Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	11.1%
Costco Wholesale Corp.	10.3%
Walmart, Inc.	8.1%
Coca-Cola Co. (The)	7.1%
Philip Morris International, Inc.	3.7%
PepsiCo, Inc.	3.5%
Mondelez International, Inc., Class A	3.0%
Altria Group, Inc.	2.7%
Colgate-Palmolive Co.	2.5%
Target Corp.	2.4%

Ultra Consumer Staples - UGE

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UGE524

Big Data Refiners ETF

DAT - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Big Data Refiners ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DAT	$66	0.58%

How Did the Fund Perform Last Year?

Big Data Refiners ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Big Data Refiners Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. While the Fund’s holdings had strong positive performance, the absence of the “Magnificent 7” stocks drove modest underperformance relative to the Nasdaq-100® and the S&P 500® Technology Sector. For the year ended May 31, 2024, the Fund had a total return of 25.35%. For the same period, the Index had a total return of 26.39% and a volatility of 24.73%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Big Data Refiners ETF : $8,433	FactSet Big Data Refiners Index : $8,539	S&P Global 1200 Index : $12,113
9/29/2021	10,000	10,000	10,000
9/30/2021	10,101	10,103	9,926
12/31/2021	9,726	9,738	10,726
3/31/2022	8,122	8,139	10,221
6/30/2022	5,741	5,755	8,656
9/30/2022	5,523	5,545	8,067
12/31/2022	5,418	5,436	8,921
3/31/2023	6,129	6,148	9,608
6/30/2023	7,155	7,193	10,267
9/30/2023	6,860	6,909	9,891
12/31/2023	8,203	8,277	11,008
3/31/2024	9,262	9,361	11,999
5/31/2024	8,433	8,539	12,113
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Big Data Refiners ETF from September 29, 2021 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (9/29/21)
Big Data Refiners ETF - NAV	25.35%	-6.19%
Big Data Refiners ETF - Market Price	25.42%	-6.12%
FactSet Big Data Refiners Index	26.39%	-5.75%
S&P Global 1200 Index	24.99%	7.43%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "FactSet Big Data Refiners Index" and "FactSet" are trademarks of FactSet Research Systems Inc. and have been licensed for use by ProShare Advisors LLC. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet Big Data Refiners Index are not sponsored, endorsed, sold, or promoted by FactSet Research Systems Inc., and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$6,746,176
  Number of Portfolio Holdings28
  Net Investment Advisory Fees$25,300
  Portfolio Turnover Rate33%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FactSet Big Data Refiners Index

Composition	% of Index
Information Technology	99.1%
Consumer Discretionary	0.9%

Largest Holdings

Company	% of Net Assets
MicroStrategy, Inc., Class A	13.2%
CommVault Systems, Inc.	6.5%
Zebra Technologies Corp., Class A	5.9%
Nutanix, Inc., Class A	5.6%
Tyler Technologies, Inc.	5.3%
Confluent, Inc., Class A	5.2%
Informatica, Inc., Class A	5.2%
Palantir Technologies, Inc., Class A	4.9%
Nice Ltd. (ADR)	4.4%
Elastic NV	4.3%

FactSet Big Data Refiners Index

Country	% of Index
United States	90.6%
Israel	4.5%
France	2.2%
Canada	1.3%
United Kingdom	0.9%
Poland	0.5%

Big Data Refiners ETF - DAT

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

DAT524

UltraShort MSCI Japan

EWV - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort MSCI Japan (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EWV	$83	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI Japan(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -26.18% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 18.63% and a volatility of 15.95%. The index performance was driven by factors such as decent underlying performance plus the depreciation of the Yen drove performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort MSCI Japan : $1,673	MSCI Japan Index : $18,432	MSCI EAFE Index : $15,765
5/31/2014	10,000	10,000	10,000
6/30/2014	9,079.64	10,523	10,096
9/30/2014	9,371.33	10,280.44	9,502.76
12/31/2014	9,827.15	10,031.56	9,163.32
3/31/2015	7,745.94	11,055.68	9,610.31
6/30/2015	7,190.74	11,400.61	9,669.89
9/30/2015	8,567.39	10,066.74	8,680.66
12/31/2015	7,339.53	11,011	9,089.52
3/31/2016	7,914.45	10,308.5	8,861.37
6/30/2016	7,372.47	10,415.04	8,731.8
9/30/2016	6,105.44	11,327.01	9,293.63
12/31/2016	6,232.83	11,310.71	9,227.32
3/31/2017	5,571.73	11,835.81	9,895.88
6/30/2017	5,045	12,450.09	10,501.5
9/30/2017	4,673.58	12,944.36	11,068.59
12/31/2017	3,975.31	14,043.33	11,536.79
3/31/2018	3,788.26	14,159.89	11,360.27
6/30/2018	4,095.06	13,763.42	11,219.41
9/30/2018	3,777.32	14,287.8	11,370.87
12/31/2018	5,151.54	12,258.94	9,944.96
3/31/2019	4,403.04	13,098.67	10,937.47
6/30/2019	4,343.53	13,236.21	11,339.97
9/30/2019	4,011.77	13,671.68	11,218.63
12/31/2019	3,599.93	14,720.3	12,135.19
3/31/2020	4,681.35	12,272.31	9,364.73
6/30/2020	3,514.66	13,697.13	10,758.2
9/30/2020	2,977.92	14,647.71	11,274.59
12/31/2020	2,209.35	16,882.95	13,084.17
3/31/2021	2,104.06	17,148.01	13,539.49
6/30/2021	2,088.34	17,100	14,239.49
9/30/2021	1,887.53	17,879.76	14,175.41
12/31/2021	1,981.16	17,171.72	14,556.73
3/31/2022	2,263.28	16,036.67	13,696.42
6/30/2022	2,928.93	13,690.5	11,709.07
9/30/2022	3,362.25	12,640.44	10,613.1
12/31/2022	2,649.71	14,312.77	12,453.42
3/31/2023	2,291.5	15,198.73	13,508.22
6/30/2023	2,049.56	16,174.49	13,906.71
9/30/2023	2,186.35	15,917.32	13,335.15
12/31/2023	1,897.08	17,220.94	14,724.67
3/31/2024	1,551.21	19,027.42	15,559.56
5/31/2024	1,672.62	18,431.86	15,764.94
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Japan from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort MSCI Japan - NAV	- 26.18%	-18.80%	-16.37%
UltraShort MSCI Japan - Market Price	-26.05%	-18.70%	-16.38%
MSCI Japan Index	18.63%	7.55%	6.15%
MSCI EAFE Index	18.53%	8.04%	4.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$5,118,096
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index

Composition	% of Index
Industrials	23.2%
Consumer Discretionary	18.4%
Information Technology	15.0%
Financials	14.4%
Health Care	7.8%
Communication Services	6.7%
Consumer Staples	5.3%
Materials	4.1%
Real Estate	2.9%
Utilities	1.2%
Energy	1.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	84.9%

UltraShort MSCI Japan - EWV

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EWV524

S&P 500® Ex-Energy ETF

SPXE - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about S&P 500® Ex-Energy ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXE	$10	0.09%

How Did the Fund Perform Last Year?

S&P 500® Ex-Energy ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Energy Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® and roughly in-line performance of the energy sector. For the year ended May 31, 2024, the Fund had a total return of 28.16%. For the same period, the Index had a total return of 28.31% and a volatility of 11.73%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P 500® Ex-Energy ETF : $31,993	S&P 500® Ex-Energy Index : $32,682	S&P 500® Index : $31,833
9/22/2015	10,000	10,000	10,000
9/30/2015	9,892	9,893	9,888
12/31/2015	10,628	10,640	10,584
3/31/2016	10,743	10,763	10,727
6/30/2016	10,928	10,956	10,990
9/30/2016	11,353	11,392	11,414
12/31/2016	11,748	11,797	11,850
3/31/2017	12,571	12,636	12,569
6/30/2017	13,032	13,110	12,957
9/30/2017	13,585	13,678	13,538
12/31/2017	14,480	14,591	14,437
3/31/2018	14,410	14,528	14,327
6/30/2018	14,803	14,938	14,819
9/30/2018	15,999	16,162	15,961
12/31/2018	13,937	14,082	13,803
3/31/2019	15,800	15,981	15,687
6/30/2019	16,535	16,734	16,362
9/30/2019	16,872	17,089	16,640
12/31/2019	18,415	18,668	18,149
3/31/2020	15,065	15,268	14,592
6/30/2020	18,096	18,363	17,589
9/30/2020	19,846	20,155	19,160
12/31/2020	22,172	22,538	21,488
3/31/2021	23,397	23,800	22,814
6/30/2021	25,358	25,816	24,764
9/30/2021	25,506	25,984	24,908
12/31/2021	28,316	28,870	27,655
3/31/2022	26,668	27,199	26,383
6/30/2022	22,266	22,700	22,135
9/30/2022	21,107	21,517	21,055
12/31/2022	22,540	22,987	22,647
3/31/2023	24,374	24,865	24,345
6/30/2023	26,607	27,155	26,473
9/30/2023	25,559	26,085	25,608
12/31/2023	28,771	29,375	28,601
3/31/2024	31,761	32,438	31,621
5/31/2024	31,993	32,682	31,833
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Energy ETF from September 22, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (9/22/15)
S&P 500® Ex-Energy ETF - NAV	28.16%	15.64%	14.32%
S&P 500® Ex-Energy ETF - Market Price	28.02%	15.63%	14.31%
S&P 500® Ex-Energy Index	28.31%	15.85%	14.59%
S&P 500® Index	28.19%	15.79%	14.24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P 500 Ex-Energy Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. . ProShares based on the S&P 500 Ex-Energy Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$50,841,612
  Number of Portfolio Holdings483
  Net Investment Advisory Fees$36,399
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500® Ex-Energy Index

Composition	% of Index
Information Technology	31.8%
Financials	13.4%
Health Care	12.5%
Consumer Discretionary	10.2%
Communication Services	9.6%
Industrials	8.9%
Consumer Staples	6.3%
Utilities	2.6%
Materials	2.4%
Real Estate	2.3%

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	7.2%
Apple, Inc.	6.6%
NVIDIA Corp.	6.4%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.4%
Broadcom, Inc.	1.4%

S&P 500® Ex-Energy ETF - SPXE

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SPXE524

Ultra Dow30℠

DDM - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Dow30℠ (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DDM	$110	0.95%

How Did the Fund Perform Last Year?

Ultra Dow30SM(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 32.31% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 19.97% and a volatility of 10.07%. The index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Dow30℠ : $44,837	Dow Jones Industrial Average℠ Index : $33,023	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,136.41	10,075	10,207
9/30/2014	10,461.97	10,263.75	10,322.12
12/31/2014	11,484.16	10,797.8	10,831.28
3/31/2015	11,460.19	10,832.99	10,934.25
6/30/2015	11,317.37	10,801.57	10,964.86
9/30/2015	9,664.32	10,047.62	10,258.73
12/31/2015	11,109.11	10,821.29	10,980.94
3/31/2016	11,467.67	11,059.36	11,129.18
6/30/2016	11,845.98	11,288.16	11,402.43
9/30/2016	12,433.88	11,601.77	11,841.66
12/31/2016	14,587.1	12,606.55	12,294.51
3/31/2017	16,030.85	13,260.86	13,040.31
6/30/2017	17,203.29	13,784.66	13,443.26
9/30/2017	19,030.03	14,553.84	14,045.52
12/31/2017	23,249.47	16,148.94	14,978.14
3/31/2018	21,915.9	15,832.43	14,864.31
6/30/2018	22,146.18	16,031.91	15,374.15
9/30/2018	26,302.57	17,575.79	16,559.5
12/31/2018	20,146.88	15,587.97	14,320.66
3/31/2019	24,779.54	17,428.9	16,275.43
6/30/2019	26,019.29	17,988.37	16,975.27
9/30/2019	26,572.61	18,317.56	17,263.85
12/31/2019	29,895.37	19,539.34	18,829.68
3/31/2020	16,079.4	15,098.05	15,139.06
6/30/2020	21,790.59	17,892.7	18,248.63
9/30/2020	25,261.04	19,363.48	19,878.23
12/31/2020	30,547.91	21,441.18	22,293.43
3/31/2021	35,530.84	23,218.65	23,668.94
6/30/2021	38,939.22	24,398.16	25,692.63
9/30/2021	37,517.17	24,041.95	25,841.65
12/31/2021	43,264.78	25,934.05	28,691.98
3/31/2022	39,338.03	24,870.75	27,372.15
6/30/2022	30,709.25	22,189.68	22,965.23
9/30/2022	26,535.17	20,820.58	21,844.53
12/31/2022	34,850.86	24,153.96	23,495.98
3/31/2023	34,782.89	24,378.59	25,258.18
6/30/2023	36,845.33	25,346.42	27,465.74
9/30/2023	34,607.16	24,814.14	26,567.61
12/31/2023	43,320.95	28,062.31	29,673.36
3/31/2024	47,816.32	29,785.34	32,806.87
5/31/2024	44,837.04	33,023.01	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Dow30℠ from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Dow30℠ - NAV	32.31%	14.60%	16.19%
Ultra Dow30℠ - Market Price	32.36%	14.62%	16.21%
Dow Jones Industrial Average℠ Index	19.97%	11.61%	11.24%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ," "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$383,950,004
  Number of Portfolio Holdings41
  Net Investment Advisory Fees$2,751,312
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	118%
Futures Contracts	11%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average℠ Index

Composition	% of Index
Financials	23.6%
Information Technology	18.4%
Health Care	18.1%
Consumer Discretionary	14.7%
Industrials	13.9%
Consumer Staples	5.0%
Energy	2.8%
Communication Services	2.5%
Materials	1.0%

Largest Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.0%
Goldman Sachs Group, Inc. (The)	5.5%
Microsoft Corp.	5.0%
Caterpillar, Inc.	4.1%
Home Depot, Inc. (The)	4.0%
Amgen, Inc.	3.7%
Visa, Inc., Class A	3.3%
McDonald's Corp.	3.1%
American Express Co.	2.9%
Salesforce, Inc.	2.8%

Ultra Dow30℠ - DDM

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

DDM524

DJ Brookfield Global Infrastructure ETF

TOLZ - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about DJ Brookfield Global Infrastructure ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TOLZ	$47	0.45%

How Did the Fund Perform Last Year?

DJ Brookfield Global Infrastructure ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Fund performance was driven by strong energy and industrial sector performance, while the absence of technology and relative underperformance of the utility sector caused underperformance relative to the S&P 500® . For the year ended May 31, 2024, the Fund had a total return of 9.18%. For the same period, the Index had a total return of 8.86% and a volatility of 11.81%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, asset fees, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	DJ Brookfield Global Infrastructure ETF : $14,989	Dow Jones Brookfield Global Infrastructure Composite Index : $14,457	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	10,423	10,424	10,180
9/30/2014	10,328	10,330	9,976
12/31/2014	10,364	10,365	10,072
3/31/2015	10,202	10,186	10,292
6/30/2015	9,961	9,931	10,353
9/30/2015	9,055	9,003	9,461
12/31/2015	8,921	8,857	9,986
3/31/2016	9,409	9,348	10,003
6/30/2016	10,236	10,155	10,139
9/30/2016	10,438	10,352	10,653
12/31/2016	9,978	9,892	10,875
3/31/2017	10,723	10,604	11,614
6/30/2017	11,011	10,877	12,115
9/30/2017	11,264	11,120	12,747
12/31/2017	11,294	11,151	13,469
3/31/2018	10,619	10,459	13,331
6/30/2018	11,184	11,004	13,517
9/30/2018	11,203	11,016	14,202
12/31/2018	10,393	10,199	12,368
3/31/2019	12,036	11,819	13,886
6/30/2019	12,490	12,260	14,457
9/30/2019	12,712	12,466	14,561
12/31/2019	13,167	12,905	15,858
3/31/2020	10,000	9,750	12,572
6/30/2020	11,316	11,048	14,913
9/30/2020	11,041	10,774	16,048
12/31/2020	11,968	11,677	18,327
3/31/2021	12,703	12,394	19,297
6/30/2021	13,699	13,352	20,750
9/30/2021	13,508	13,159	20,615
12/31/2021	14,420	14,040	22,276
3/31/2022	15,036	14,653	21,227
6/30/2022	14,002	13,596	17,977
9/30/2022	12,557	12,205	16,755
12/31/2022	13,772	13,350	18,528
3/31/2023	14,187	13,764	19,954
6/30/2023	14,149	13,705	21,323
9/30/2023	13,174	12,755	20,543
12/31/2023	14,662	14,182	22,862
3/31/2024	14,772	14,269	24,919
5/31/2024	14,989	14,457	25,156
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares DJ Brookfield Global Infrastructure ETF from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
DJ Brookfield Global Infrastructure ETF - NAV	9.18%	4.46%	4.13%
DJ Brookfield Global Infrastructure ETF - Market Price	9.33%	4.42%	4.13%
Dow Jones Brookfield Global Infrastructure Composite Index	8.86%	4.12%	3.75%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "Dow Jones Brookfield Global Infrastructure Composite Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the Dow Jones Brookfield Global Infrastructure Composite Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$130,696,166
  Number of Portfolio Holdings108
  Net Investment Advisory Fees$629,519
  Portfolio Turnover Rate10%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Closed End Funds	1%
Master Limited Partnership	8%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Brookfield Global Infrastructure Composite Index

Composition	% of Index
Oil & Gas Storage & Transportation	38.6%
Electricity Transmission & Distribution	18.2%
Communications	12.7%
Diversified	9.0%
Master Limited Partnerships (MLP)	8.4%
Water	4.9%
Airports	4.6%
Toll Roads	3.3%
Ports	0.3%

Largest Holdings

Company	% of Net Assets
Enbridge, Inc.	6.7%
American Tower Corp.	5.5%
Vinci SA	5.4%
National Grid plc	4.6%
TC Energy Corp.	3.4%
Williams Cos., Inc. (The)	3.1%
Sempra	3.0%
ONEOK, Inc.	2.9%
Energy Transfer LP	2.8%
Crown Castle, Inc.	2.7%

Dow Jones Brookfield Global Infrastructure Composite Index

Country	% of Index
United States	50.3%
Canada	16.1%
United Kingdom	6.9%
France	6.5%
Spain	6.2%
Australia	3.2%
Italy	2.5%
China	2.1%
Hong Kong	1.4%
Mexico	1.4%
Japan	1.3%
New Zealand	0.5%
Brazil	0.4%
Switzerland	0.3%
Belgium	0.3%
Netherlands	0.2%
Germany	0.2%
Luxemburg	0.2%

DJ Brookfield Global Infrastructure ETF - TOLZ

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

TOLZ524

UltraShort Nasdaq Biotechnology

BIS - NASDAQ

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIS	$89	0.95%

How Did the Fund Perform Last Year?

UltraShort Nasdaq Biotechnology(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq Biotechnology® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -12.17% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 8.95% and a volatility of 16.73%. The index performance was driven by factors such as a strong equity environment. However, the index lagged the Nasdaq-100® due to its smaller size companies and the underperformance of the healthcare sector. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Nasdaq Biotechnology : $568	Nasdaq Biotechnology® Index : $18,619	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000	10,000
6/30/2014	8,644.850000	10,732	10,309
9/30/2014	7,333.760000	11,428.510000	10,878.940000
12/31/2014	5,591.050000	12,707.360000	11,411.650000
3/31/2015	4,184.080000	14,393.620000	11,711.240000
6/30/2015	3,487.790000	15,477.460000	11,915.020000
9/30/2015	4,668.700000	12,702.350000	11,363.350000
12/31/2015	3,494.060000	14,203.770000	12,523.550000
3/31/2016	5,293.950000	10,953.950000	12,285.600000
6/30/2016	5,024.890000	10,830.800000	12,145.660000
9/30/2016	3,825.280000	12,184.170000	13,446.070000
12/31/2016	4,264.250000	11,171.800000	13,456.230000
3/31/2017	3,382.060000	12,382.580000	15,083.510000
6/30/2017	2,950.240000	13,109.440000	15,715.510000
9/30/2017	2,500.900000	14,124.110000	16,685.160000
12/31/2017	2,677.010000	13,588.810000	17,896.500000
3/31/2018	2,577.590000	13,596.960000	18,460.240000
6/30/2018	2,368.170000	14,015.750000	19,802.300000
9/30/2018	1,900.600000	15,585.510000	21,507.280000
12/31/2018	2,810.110000	12,384.250000	17,902.660000
3/31/2019	2,044.660000	14,308.760000	20,926.420000
6/30/2019	2,094.550000	13,986.810000	29,185.210000
9/30/2019	2,473.340000	12,781.150000	22,097.210000
12/31/2019	1,663.840000	15,493.310000	24,967.640000
3/31/2020	1,751.630000	13,902.150000	22,398.470000
6/30/2020	998.680000	17,641.820000	29,185.210000
9/30/2020	964.440000	17,497.160000	32,868.380000
12/31/2020	732.320000	19,588.070000	37,170.850000
3/31/2021	699.720000	19,480.340000	37,825.060000
6/30/2021	571.050000	21,262.790000	42,129.550000
9/30/2021	561.700000	21,033.150000	42,588.760000
12/31/2021	623.980000	19,592.380000	47,392.770000
3/31/2022	748.220000	17,305.950000	43,170.080000
6/30/2022	837.010000	15,613.430000	33,543.150000
9/30/2022	784.320000	15,721.160000	32,060.540000
12/31/2022	608.120000	17,609.270000	32,047.720000
3/31/2023	629.090000	17,279.980000	38,704.030000
6/30/2023	648.360000	17,115.820000	44,660.580000
9/30/2023	700.130000	16,633.150000	43,383.290000
12/31/2023	569.540000	18,421.220000	49,717.250000
3/31/2024	558.720000	18,712.270000	54,052.590000
5/31/2024	568.130000	18,618.710000	54,960.670000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Nasdaq Biotechnology from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Nasdaq Biotechnology - NAV	- 12.17%	-25.75%	-24.93%
UltraShort Nasdaq Biotechnology - Market Price	-11.87%	-25.67%	-24.88%
Nasdaq Biotechnology® Index	8.95%	7.77%	6.40%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Nasdaq Biotechnology®" is a registered trademark of The Nasdaq OMX Group Inc. ("Nasdaq OMX") and has been licensed for use by ProShares. ProShares have not been passed on by Nasdaq OMX or its subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold, or promoted by Nasdaq OMX or its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in these products.

Key Fund Statistics

  Net Assets$3,500,378
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq Biotechnology® Index

Composition	% of Index
Biotechnology	81.9%
Pharmaceuticals	13.7%
Life Sciences Tools & Services	3.7%
Health Care Providers & Services	0.5%
Health Care Equipment & Supplies	0.2%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	83.2%

UltraShort Nasdaq Biotechnology - BIS

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

BIS524

S&P 500® Ex-Financials ETF

SPXN - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about S&P 500® Ex-Financials ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXN	$10	0.09%

How Did the Fund Perform Last Year?

S&P 500® Ex-Financials ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex- Financials and Real Estate Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® and roughly in-line performance of the financial sector. For the year ended May 31, 2024, the Fund had a total return of 27.78%. For the same period, the Index had a total return of 27.94% and a volatility of 11.92%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P 500® Ex-Financials ETF : $32,549	S&P 500® Ex-Financials and Real Estate Index : $33,227	S&P 500® Index : $31,833
9/22/2015	10,000	10,000	10,000
9/30/2015	9,861	9,862	9,888
12/31/2015	10,566	10,578	10,584
3/31/2016	10,835	10,855	10,727
6/30/2016	11,101	11,129	10,990
9/30/2016	11,496	11,534	11,414
12/31/2016	11,656	11,707	11,850
3/31/2017	12,437	12,502	12,569
6/30/2017	12,788	12,865	12,957
9/30/2017	13,350	13,441	13,538
12/31/2017	14,195	14,304	14,437
3/31/2018	14,106	14,221	14,327
6/30/2018	14,730	14,865	14,819
9/30/2018	15,967	16,129	15,961
12/31/2018	13,763	13,888	13,803
3/31/2019	15,716	15,877	15,687
6/30/2019	16,307	16,484	16,362
9/30/2019	16,528	16,719	16,640
12/31/2019	18,035	18,261	18,149
3/31/2020	14,844	15,025	14,592
6/30/2020	18,062	18,308	17,589
9/30/2020	19,793	20,080	19,160
12/31/2020	21,980	22,319	21,488
3/31/2021	23,042	23,417	22,814
6/30/2021	24,971	25,396	24,764
9/30/2021	25,028	25,472	24,908
12/31/2021	27,926	28,448	27,655
3/31/2022	26,539	27,045	26,383
6/30/2022	22,311	22,726	22,135
9/30/2022	21,218	21,612	21,055
12/31/2022	22,676	23,106	22,647
3/31/2023	24,813	25,294	24,345
6/30/2023	27,153	27,689	26,473
9/30/2023	26,223	26,742	25,608
12/31/2023	29,133	29,722	28,601
3/31/2024	32,207	32,872	31,621
5/31/2024	32,549	33,227	31,833
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Financials ETF from September 22, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (9/22/15)
S&P 500® Ex-Financials ETF - NAV	27.78%	16.44%	14.55%
S&P 500® Ex-Financials ETF - Market Price	27.61%	16.42%	14.53%
S&P 500® Ex-Financials and Real Estate Index	27.94%	16.67%	14.81%
S&P 500® Index	28.19%	15.79%	14.24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P 500 Ex-Financials and Real Estate Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Financials and Real Estate Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$60,442,739
  Number of Portfolio Holdings403
  Net Investment Advisory Fees$42,039
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500® Ex-Financials and Real Estate Index

Composition	% of Index
Information Technology	36.0%
Health Care	14.1%
Consumer Discretionary	11.6%
Communication Services	10.9%
Industrials	10.1%
Consumer Staples	7.1%
Energy	4.5%
Utilities	2.9%
Materials	2.8%

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	8.2%
Apple, Inc.	7.4%
NVIDIA Corp.	7.2%
Alphabet, Inc.	5.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	2.7%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.6%
Exxon Mobil Corp.	1.4%
Tesla, Inc.	1.3%

S&P 500® Ex-Financials ETF - SPXN

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SPXN524

Ultra Energy

DIG - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Energy (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DIG	$115	0.95%

How Did the Fund Perform Last Year?

Ultra Energy(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Energy Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 42.26% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 18.29%. The index performance was driven by factors such as volatile, though ultimately higher, oil prices and lingering inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Energy : $5,286	S&P Energy Select Sector Index : $13,588	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	11,061.980000	10,557	10,207
9/30/2014	9,127.950000	9,638.820000	10,322.120000
12/31/2014	6,786.420000	8,426.190000	10,831.280000
3/31/2015	6,391.890000	8,250.050000	10,934.250000
6/30/2015	6,091.580000	8,090.830000	10,964.860000
9/30/2015	3,948.910000	6,606.970000	10,258.730000
12/31/2015	3,805.940000	6,569.310000	10,980.940000
3/31/2016	3,947.530000	6,802.520000	11,129.180000
6/30/2016	4,788.830000	7,555.830000	11,402.430000
9/30/2016	4,943.550000	7,741.340000	11,841.660000
12/31/2016	5,601.890000	8,294.220000	12,294.510000
3/31/2017	4,835.870000	7,747.750000	13,040.310000
6/30/2017	4,103.960000	7,179.840000	13,443.260000
9/30/2017	4,629.670000	7,666.640000	14,045.520000
12/31/2017	5,196.090000	8,164.970000	14,978.140000
3/31/2018	4,512.860000	7,695.480000	14,864.310000
6/30/2018	5,758.560000	8,775.930000	15,374.150000
9/30/2018	5,760.430000	8,845.260000	16,559.500000
12/31/2018	3,116.100000	6,620.680000	14,320.660000
3/31/2019	4,153.960000	7,718.380000	16,275.430000
6/30/2019	3,790.060000	7,443.610000	16,975.270000
9/30/2019	3,208.770000	6,928.510000	17,263.850000
12/31/2019	3,508.460000	7,308.890000	18,829.680000
3/31/2020	665.920000	3,554.310000	15,139.060000
6/30/2020	1,053.260000	4,693.820000	18,248.630000
9/30/2020	671.170000	3,803.410000	19,878.230000
12/31/2020	1,041.150000	4,879.770000	22,293.430000
3/31/2021	1,707.930000	6,352.480000	23,668.940000
6/30/2021	2,087.330000	7,106.520000	25,692.630000
9/30/2021	1,976.680000	7,009.160000	25,841.650000
12/31/2021	2,241.550000	7,536.250000	28,691.980000
3/31/2022	4,149.550000	10,387.220000	27,372.150000
6/30/2022	3,507.750000	9,795.150000	22,965.230000
9/30/2022	3,608.120000	10,139.940000	21,844.530000
12/31/2022	5,047.760000	12,226.730000	23,495.980000
3/31/2023	4,437.860000	11,663.080000	25,258.180000
6/30/2023	4,203.360000	11,531.290000	27,465.740000
9/30/2023	5,159.260000	12,946.180000	26,567.610000
12/31/2023	4,388.950000	12,124.100000	29,673.360000
3/31/2024	5,515.970000	13,766.910000	32,806.870000
5/31/2024	5,285.910000	13,587.940000	33,026.680000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Energy from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Energy - NAV	42.26%	10.50%	-6.18%
Ultra Energy - Market Price	42.64%	10.57%	-6.04%
S&P Energy Select Sector Index	25.97%	15.37%	3.85%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Energy Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Energy Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$118,897,387
  Number of Portfolio Holdings30
  Net Investment Advisory Fees$779,121
  Portfolio Turnover Rate22%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Energy Select Sector Index

Composition	% of Index
Oil, Gas & Consumable Fuels	91.9%
Energy Equipment & Services	8.1%

Largest Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.3%
Chevron Corp.	12.5%
ConocoPhillips	6.1%
EOG Resources, Inc.	3.2%
Schlumberger NV	2.9%
Marathon Petroleum Corp.	2.9%
Phillips 66	2.7%
Valero Energy Corp.	2.4%
Williams Cos., Inc. (The)	2.2%
ONEOK, Inc.	2.1%

Ultra Energy - DIG

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

DIG524

MSCI EAFE Dividend Growers ETF

EFAD - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about MSCI EAFE Dividend Growers ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFAD	$52	0.50%

How Did the Fund Perform Last Year?

MSCI EAFE Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An underweight to the financial sector drove underperformance compared to the MSCI EAFE index. For the year ended May 31, 2024, the Fund had a total return of 6.20%. For the same period, the Index had a total return of 6.70% and a volatility of 10.82%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	MSCI EAFE Dividend Growers ETF : $11,812	MSCI EAFE Dividend Masters Index : $12,377	MSCI EAFE Index : $16,004
8/19/2014	10,000	10,000	10,000
9/30/2014	9,605	9,614	9,647
12/31/2014	9,296	9,322	9,302
3/31/2015	9,397	9,442	9,756
6/30/2015	9,569	9,626	9,817
9/30/2015	8,984	9,046	8,812
12/31/2015	9,237	9,319	9,228
3/31/2016	9,065	9,159	8,996
6/30/2016	9,074	9,176	8,864
9/30/2016	9,170	9,279	9,435
12/31/2016	8,577	8,694	9,367
3/31/2017	8,969	9,100	10,046
6/30/2017	9,674	9,823	10,661
9/30/2017	10,046	10,216	11,237
12/31/2017	10,441	10,635	11,712
3/31/2018	10,218	10,421	11,533
6/30/2018	10,428	10,639	11,390
9/30/2018	10,503	10,731	11,543
12/31/2018	9,239	9,443	10,096
3/31/2019	10,187	10,425	11,103
6/30/2019	10,442	10,695	11,512
9/30/2019	10,473	10,742	11,389
12/31/2019	11,462	11,786	12,319
3/31/2020	9,038	9,290	9,507
6/30/2020	10,554	10,879	10,921
9/30/2020	11,277	11,641	11,446
12/31/2020	12,528	12,963	13,283
3/31/2021	12,494	12,943	13,745
6/30/2021	13,267	13,756	14,456
9/30/2021	13,471	13,986	14,391
12/31/2021	13,510	14,046	14,778
3/31/2022	12,040	12,520	13,904
6/30/2022	10,313	10,718	11,887
9/30/2022	9,456	9,832	10,774
12/31/2022	10,659	11,103	12,642
3/31/2023	11,263	11,748	13,713
6/30/2023	11,212	11,701	14,118
9/30/2023	10,714	11,192	13,538
12/31/2023	11,934	12,491	14,948
3/31/2024	12,076	12,656	15,796
5/31/2024	11,812	12,377	16,004
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares MSCI EAFE Dividend Growers ETF from August 19, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (8/19/14)
MSCI EAFE Dividend Growers ETF - NAV	6.20%	3.53%	1.72%
MSCI EAFE Dividend Growers ETF - Market Price	6.00%	3.55%	1.73%
MSCI EAFE Dividend Masters Index	6.70%	4.02%	2.21%
MSCI EAFE Index	18.53%	8.04%	4.87%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$76,312,204
  Number of Portfolio Holdings74
  Net Investment Advisory Fees$440,595
  Portfolio Turnover Rate36%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Dividend Masters Index

Composition	% of Index
Industrials	17.6%
Information Technology	16.9%
Health Care	16.4%
Financials	9.5%
Consumer Staples	9.4%
Utilities	7.9%
Materials	6.6%
Real Estate	6.5%
Communication Services	5.3%
Consumer Discretionary	3.9%

Largest Holdings

Company	% of Net Assets
Tokio Marine Holdings, Inc.	1.5%
Symrise AG, Class A	1.5%
Hikari Tsushin, Inc.	1.5%
Pan Pacific International Holdings Corp.	1.4%
ACS Actividades de Construccion y Servicios SA	1.4%
Unicharm Corp.	1.4%
Mercury NZ Ltd.	1.4%
Astellas Pharma, Inc.	1.4%
ASML Holding NV	1.4%
FUJIFILM Holdings Corp.	1.4%

MSCI EAFE Dividend Masters Index

Country	% of Index
Japan	26.9%
United Kingdom	17.1%
Switzerland	12.1%
Australia	7.9%
Germany	6.7%
Belgium	6.1%
Hong Kong	5.2%
Denmark	4.0%
Spain	2.9%
Italy	2.8%
Netherlands	2.8%
Norway	1.4%
France	1.4%
New Zealand	1.4%
Ireland	1.3%

MSCI EAFE Dividend Growers ETF - EFAD

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EFAD524

UltraShort QQQ

QID - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort QQQ (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QID	$77	0.95%

How Did the Fund Perform Last Year?

UltraShort QQQ®(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -38.27% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 31.12% and a volatility of 16.02%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort QQQ : $114	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000
6/30/2014	9,397.29	10,309
9/30/2014	8,345.08	10,878.94
12/31/2014	7,427.73	11,411.65
3/31/2015	6,934.17	11,711.24
6/30/2015	6,611.03	11,915.02
9/30/2015	6,941.02	11,363.35
12/31/2015	5,590.41	12,523.55
3/31/2016	5,613.85	12,285.6
6/30/2016	5,633.1	12,145.66
9/30/2016	4,557.38	13,446.07
12/31/2016	4,508.03	13,456.23
3/31/2017	3,584.85	15,083.51
6/30/2017	3,282.45	15,715.51
9/30/2017	2,903.7	16,685.16
12/31/2017	2,523.15	17,896.5
3/31/2018	2,296.5	18,460.24
6/30/2018	1,977.87	19,802.3
9/30/2018	1,679.41	21,507.28
12/31/2018	2,273.02	17,902.66
3/31/2019	1,649.11	20,926.42
6/30/2019	1,512.68	21,815.79
9/30/2019	1,457.79	22,097.21
12/31/2019	1,143.73	24,967.64
3/31/2020	1,133.54	22,398.47
6/30/2020	618.91	29,185.21
9/30/2020	461.86	32,868.38
12/31/2020	346.8	37,170.85
3/31/2021	319.68	37,825.06
6/30/2021	252.19	42,129.55
9/30/2021	243.7	42,588.76
12/31/2021	191.28	47,392.77
3/31/2022	213.98	43,170.08
6/30/2022	319.92	33,543.15
9/30/2022	335.19	32,060.54
12/31/2022	317.85	32,047.72
3/31/2023	215.81	38,704.03
6/30/2023	163.78	44,660.58
9/30/2023	175.92	43,383.29
12/31/2023	135.89	49,717.25
3/31/2024	116.72	54,052.59
5/31/2024	114.26	54,960.67
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort QQQ from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort QQQ - NAV	- 38.27%	-42.12%	-36.06%
UltraShort QQQ - Market Price	-38.25%	-42.13%	-36.07%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$269,596,847
  Number of Portfolio Holdings18
  Net Investment Advisory Fees$2,706,162
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Futures Contracts	(1)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100® Index

Composition	% of Index
Information Technology	50.3%
Communication Services	15.9%
Consumer Discretionary	12.6%
Consumer Staples	6.5%
Health Care	6.2%
Industrials	4.5%
Materials	1.5%
Utilities	1.3%
Energy	0.5%
Financials	0.5%
Real Estate	0.2%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	111.5%
Repurchase Agreements with various counterparties	2.6%

UltraShort QQQ - QID

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

QID524

S&P 500® Ex-Health Care ETF

SPXV - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about S&P 500® Ex-Health Care ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXV	$10	0.09%

How Did the Fund Perform Last Year?

S&P 500® Ex-Health Care ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health

Care Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® and underperformance of the Health Care sector. For the year ended May 31, 2024, the Fund had a total return of 30.19%. For the same period, the Index had a total return of 30.35% and a volatility of 12.22%. Primary factors  ffecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P 500® Ex-Health Care ETF : $32,565	S&P 500® Ex-Health Care Index : $33,273	S&P 500® Index : $31,833
9/22/2015	10,000	10,000	10,000
9/30/2015	9,950	9,951	9,888
12/31/2015	10,604	10,614	10,584
3/31/2016	10,867	10,887	10,727
6/30/2016	11,057	11,085	10,990
9/30/2016	11,528	11,569	11,414
12/31/2016	12,109	12,167	11,850
3/31/2017	12,787	12,861	12,569
6/30/2017	13,090	13,175	12,957
9/30/2017	13,683	13,783	13,538
12/31/2017	14,698	14,820	14,437
3/31/2018	14,586	14,718	14,327
6/30/2018	15,081	15,231	14,819
9/30/2018	16,062	16,235	15,961
12/31/2018	13,760	13,902	13,803
3/31/2019	15,801	15,981	15,687
6/30/2019	16,543	16,748	16,362
9/30/2019	16,920	17,141	16,640
12/31/2019	18,300	18,554	18,149
3/31/2020	14,509	14,706	14,592
6/30/2020	17,654	17,913	17,589
9/30/2020	19,305	19,606	19,160
12/31/2020	21,765	22,121	21,488
3/31/2021	23,181	23,590	22,814
6/30/2021	25,146	25,612	24,764
9/30/2021	25,248	25,729	24,908
12/31/2021	28,000	28,562	27,655
3/31/2022	26,621	27,160	26,383
6/30/2022	21,919	22,352	22,135
9/30/2022	20,863	21,273	21,055
12/31/2022	22,239	22,683	22,647
3/31/2023	24,393	24,890	24,345
6/30/2023	26,749	27,305	26,473
9/30/2023	25,847	26,385	25,608
12/31/2023	29,067	29,683	28,601
3/31/2024	32,194	32,888	31,621
5/31/2024	32,565	33,273	31,833
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Health Care ETF from September 22, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (9/22/15)
S&P 500® Ex-Health Care ETF - NAV	30.19%	16.08%	14.55%
S&P 500® Ex-Health Care ETF - Market Price	30.03%	16.06%	14.54%
S&P 500® Ex-Health Care Index	30.35%	16.28%	14.83%
S&P 500® Index	28.19%	15.79%	14.24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P 500 Ex-Health Care Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Health Care Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$20,806,112
  Number of Portfolio Holdings441
  Net Investment Advisory Fees$16,059
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500® Ex-Health Care Index

Composition	% of Index
Information Technology	34.8%
Financials	14.7%
Consumer Discretionary	11.2%
Communication Services	10.5%
Industrials	9.7%
Consumer Staples	6.8%
Energy	4.4%
Utilities	2.8%
Materials	2.6%
Real Estate	2.5%

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	7.9%
Apple, Inc.	7.1%
NVIDIA Corp.	6.9%
Alphabet, Inc.	4.8%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	1.9%
JPMorgan Chase & Co.	1.5%
Broadcom, Inc.	1.5%
Exxon Mobil Corp.	1.4%

S&P 500® Ex-Health Care ETF - SPXV

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SPXV524

Merger ETF

MRGR - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Merger ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MRGR	$78	0.75%

How Did the Fund Perform Last Year?

Merger ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P® Merger Arbitrage Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Higher risk-free interest rates were a substantial driver of absolute returns. For the year ended May 31, 2024, the Fund had a total return of 7.15%. For the same period, the Index had a total return of 8.00% and a volatility of 2.68%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Merger ETF : $11,710	S&P Merger Arbitrage Index : $12,828	S&P Total Market Index : $31,100
5/31/2014	10,000	10,000	10,000
6/30/2014	9,975	9,988	10,253
9/30/2014	9,929	9,981	10,247
12/31/2014	9,869	9,955	10,781
3/31/2015	9,938	10,054	10,975
6/30/2015	9,850	10,005	10,989
9/30/2015	9,798	9,974	10,190
12/31/2015	9,868	10,083	10,831
3/31/2016	10,006	10,261	10,932
6/30/2016	9,926	10,199	11,218
9/30/2016	9,851	10,138	11,717
12/31/2016	9,729	10,045	12,203
3/31/2017	9,669	10,001	12,909
6/30/2017	9,857	10,151	13,298
9/30/2017	9,845	10,178	13,905
12/31/2017	9,945	10,300	14,786
3/31/2018	9,672	10,041	14,697
6/30/2018	9,844	10,236	15,266
9/30/2018	10,125	10,522	16,351
12/31/2018	10,317	10,759	14,003
3/31/2019	10,388	10,862	15,969
6/30/2019	10,443	10,940	16,622
9/30/2019	10,539	11,069	16,812
12/31/2019	10,767	11,315	18,331
3/31/2020	10,422	10,947	14,489
6/30/2020	10,610	11,167	17,690
9/30/2020	10,820	11,405	19,294
12/31/2020	11,058	11,685	22,142
3/31/2021	11,202	11,865	23,570
6/30/2021	11,483	12,203	25,524
9/30/2021	11,526	12,286	25,494
12/31/2021	11,663	12,488	27,824
3/31/2022	11,508	12,363	26,321
6/30/2022	11,363	12,234	21,889
9/30/2022	11,235	12,148	20,891
12/31/2022	11,163	12,107	22,391
3/31/2023	10,986	11,926	24,012
6/30/2023	10,987	11,952	26,026
9/30/2023	11,383	12,406	25,170
12/31/2023	11,691	12,769	28,223
3/31/2024	11,795	12,906	31,059
5/31/2024	11,710	12,828	31,100
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Merger ETF from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Merger ETF - NAV	7.15%	2.42%	1.59%
Merger ETF - Market Price	7.13%	2.29%	1.56%
S&P Merger Arbitrage Index	8.00%	3.35%	2.52%
S&P Total Market Index	27.68%	14.88%	12.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Merger Arbitrage Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P Merger Arbitrage Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$10,045,437
  Number of Portfolio Holdings58
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate283%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements (Long)	21%
Swap Agreements (Short)	(40)%
Forward Currency Contracts	(16)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Merger Arbitrage Index

Composition	% of Index
Information Technology	34.1%
Health Care	23.2%
Industrials	7.6%
Financials	7.2%
Materials	6.8%
Energy	5.1%
Communication Services	4.1%
Real Estate	4.0%
Utilities	4.0%
Consumer Discretionary	3.9%

Largest Holdings

Company	% of Net Assets
Alumina Ltd.	3.7%
Westrock Co.	3.5%
Equitrans Midstream Corp.	3.1%
Everbridge, Inc.	3.0%
SilverBow Resources, Inc.	2.6%
Heartland Financial USA, Inc.	2.6%
Shockwave Medical, Inc.	2.5%
Altium Ltd.	2.5%
Endeavor Group Holdings, Inc., Class A	2.5%
CSR Ltd.	2.5%

S&P Merger Arbitrage Index

Country	% of Index
United States	81.2%
Australia	10.7%
Canada	6.0%
United Kingdom	5.9%
Ireland	(3.8%)

Merger ETF - MRGR

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

MRGR524

Ultra Financials

UYG - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Financials (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYG	$125	0.95%

How Did the Fund Perform Last Year?

Ultra Financials(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SP Financial Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 63.44% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 33.70% and a volatility of 12.19%. The index performance was driven by factors such as a rebound driven by low valuation and previous underperformance overcame by an inverted yield curve. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Financials : $36,795	S&P Financial Select Sector Index : $27,964	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,454.270000	10,242	10,207
9/30/2014	10,633.050000	10,360.090000	10,322.120000
12/31/2014	12,343.190000	11,214.510000	10,831.280000
3/31/2015	12,039.850000	11,130.030000	10,934.250000
6/30/2015	12,256.940000	11,269.150000	10,964.860000
9/30/2015	10,717.620000	10,615.540000	10,258.730000
12/31/2015	11,841.700000	11,223.810000	10,980.940000
3/31/2016	10,775.890000	10,800.670000	11,129.180000
6/30/2016	11,089.470000	11,033.680000	11,402.430000
9/30/2016	12,193.220000	11,617.060000	11,841.660000
12/31/2016	15,534.220000	13,171.060000	12,294.510000
3/31/2017	16,380.030000	13,581.920000	13,040.310000
6/30/2017	17,515.910000	14,096.670000	13,443.260000
9/30/2017	19,064.450000	14,774.720000	14,045.520000
12/31/2017	21,637.280000	15,808.950000	14,978.140000
3/31/2018	20,846.400000	15,666.670000	14,864.310000
6/30/2018	20,601.820000	15,680.770000	15,374.150000
9/30/2018	22,107.160000	16,334.660000	16,559.500000
12/31/2018	16,763.710000	14,389.200000	14,320.660000
3/31/2019	20,625.230000	16,078.500000	16,275.430000
6/30/2019	23,251.540000	17,192.740000	16,975.270000
9/30/2019	24,275.040000	17,706.800000	17,263.850000
12/31/2019	27,834.250000	19,075.530000	18,829.680000
3/31/2020	12,420.820000	13,568.430000	15,139.060000
6/30/2020	15,208.800000	15,466.650000	18,248.630000
9/30/2020	16,201.410000	16,065.210000	19,878.230000
12/31/2020	22,229.370000	18,974.620000	22,293.430000
3/31/2021	27,652.310000	21,299.010000	23,668.940000
6/30/2021	32,412.020000	23,166.930000	25,692.630000
9/30/2021	33,219.680000	23,570.040000	25,841.650000
12/31/2021	37,230.400000	25,106.800000	28,691.980000
3/31/2022	34,698.660000	24,443.980000	27,372.150000
6/30/2022	23,800.410000	20,496.280000	22,965.230000
9/30/2022	20,926.020000	19,424.330000	21,844.530000
12/31/2022	25,315.430000	21,677.550000	23,495.980000
3/31/2023	23,469.100000	21,185.470000	25,258.180000
6/30/2023	25,414.950000	22,314.650000	27,465.740000
9/30/2023	24,309.120000	22,062.500000	26,567.610000
12/31/2023	30,862.160000	25,157.870000	29,673.360000
3/31/2024	38,218.420000	28,292.540000	32,806.870000
5/31/2024	36,794.660000	27,964.340000	33,026.680000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Financials from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Financials - NAV	63.44%	11.90%	13.91%
Ultra Financials - Market Price	63.38%	11.90%	13.91%
S&P Financial Select Sector Index	33.70%	12.22%	10.94%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Financials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$680,638,028
  Number of Portfolio Holdings80
  Net Investment Advisory Fees$4,449,648
  Portfolio Turnover Rate221%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	139%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Financial Select Sector Index

Composition	% of Index
Diversified Financials	57.2%
Banks	26.2%
Insurance	16.6%

Largest Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	8.0%
JPMorgan Chase & Co.	6.2%
Visa, Inc., Class A	4.6%
Mastercard, Inc., Class A	3.9%
Bank of America Corp.	2.9%
Wells Fargo & Co.	2.3%
Goldman Sachs Group, Inc. (The)	1.6%
S&P Global, Inc.	1.5%
American Express Co.	1.5%
Progressive Corp. (The)	1.3%

Ultra Financials - UYG

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UYG524

UltraShort Real Estate

SRS - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Real Estate (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRS	$89	0.95%

How Did the Fund Perform Last Year?

UltraShort Real Estate(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -12.56% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 9.30% and a volatility of 18.37%. The index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Real Estate : $1,330	S&P Real Estate Select Sector Index : $17,258	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,754.31	10,032	10,207
9/30/2014	10,182.83	9,764.52	10,322.12
12/31/2014	7,969.85	10,964.14	10,831.28
3/31/2015	7,171.22	11,432.31	10,934.25
6/30/2015	8,536.6	10,395.4	10,964.86
9/30/2015	8,229.07	10,443.21	10,258.73
12/31/2015	7,008.88	11,198.26	10,980.94
3/31/2016	6,139.74	11,774.97	11,129.18
6/30/2016	5,310.54	12,574.94	11,402.43
9/30/2016	5,346.33	12,430.76	11,841.66
12/31/2016	5,574.15	12,044.21	12,294.51
3/31/2017	5,197.1	12,431.54	13,040.31
6/30/2017	4,927.91	12,753.51	13,443.26
9/30/2017	4,803.5	12,897.63	14,045.52
12/31/2017	4,569.84	13,229.1	14,978.14
3/31/2018	5,096.64	12,447.26	14,864.31
6/30/2018	4,390.5	13,415.65	15,374.15
9/30/2018	4,346.91	13,502.85	16,559.5
12/31/2018	4,838.76	12,696.73	14,320.66
3/31/2019	3,551.56	14,865.34	16,275.43
6/30/2019	3,443.7	15,135.89	16,975.27
9/30/2019	2,993.79	16,240.8	17,263.85
12/31/2019	2,955.69	16,369.11	18,829.68
3/31/2020	3,867.62	12,376.68	15,139.06
6/30/2020	2,542.18	14,098.28	18,248.63
9/30/2020	2,360.14	14,390.11	19,878.23
12/31/2020	1,976.33	15,501.03	22,293.43
3/31/2021	1,666.07	16,694.61	23,668.94
6/30/2021	1,314.18	18,644.54	25,692.63
9/30/2021	1,271.42	18,803.02	25,841.65
12/31/2021	948.09	21,544.5	28,691.98
3/31/2022	1,053.52	20,144.11	27,372.15
6/30/2022	1,363.38	17,231.27	22,965.23
9/30/2022	1,659.29	15,437.49	21,844.53
12/31/2022	1,463.2	16,122.92	23,495.98
3/31/2023	1,403.73	16,376.05	25,258.18
6/30/2023	1,372.26	16,672.45	27,465.74
9/30/2023	1,686.26	15,188.61	26,567.61
12/31/2023	1,188.04	18,048.62	29,673.36
3/31/2024	1,221	17,949.35	32,806.87
5/31/2024	1,330.15	17,258.3	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Real Estate from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Real Estate - NAV	- 12.56%	-17.90%	-18.27%
UltraShort Real Estate - Market Price	-12.92%	-17.95%	-18.30%
S&P Real Estate Select Sector Index	9.30%	4.37%	6.84%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$41,211,399
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$317,244
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Real Estate Select Sector Index

Composition	% of Index
Specialized REITs	44.0%
Residential REITs	13.0%
Retail REITs	12.8%
Industrial REITs	10.6%
Health Care REITs	9.5%
Real Estate Management & Development	6.0%
Office REITs	2.8%
Hotel & Resort REITs	1.3%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	86.1%
U.S. Treasury Bills	33.6%

UltraShort Real Estate - SRS

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SRS524

S&P 500® Ex-Technology ETF

SPXT - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about S&P 500® Ex-Technology ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXT	$10	0.09%

How Did the Fund Perform Last Year?

S&P 500® Ex-Technology ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-

Information Technology Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® and outperformance of the Technology sector. For the year ended May 31, 2024, the Fund had a total return of 24.05%. For the same period, the Index had a total return of 24.20% and a volatility of

10.30%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P 500® Ex-Technology ETF : $24,505	S&P 500® Ex-Information Technology Index : $25,317	S&P 500® Index : $31,833
9/22/2015	10,000	10,000	10,000
9/30/2015	9,871	9,873	9,888
12/31/2015	10,500	10,511	10,584
3/31/2016	10,546	10,568	10,727
6/30/2016	10,932	10,962	10,990
9/30/2016	11,132	11,171	11,414
12/31/2016	11,626	11,677	11,850
3/31/2017	12,157	12,220	12,569
6/30/2017	12,524	12,599	12,957
9/30/2017	12,912	13,000	13,538
12/31/2017	13,675	13,781	14,437
3/31/2018	13,399	13,513	14,327
6/30/2018	13,700	13,825	14,819
9/30/2018	14,661	14,775	15,961
12/31/2018	12,827	12,927	13,803
3/31/2019	14,362	14,490	15,687
6/30/2019	14,901	15,030	16,362
9/30/2019	15,076	15,197	16,640
12/31/2019	16,204	16,314	18,149
3/31/2020	12,656	12,612	14,592
6/30/2020	14,810	14,712	17,589
9/30/2020	15,948	15,829	19,160
12/31/2020	17,886	17,730	21,488
3/31/2021	19,260	19,100	22,814
6/30/2021	20,682	20,416	24,764
9/30/2021	20,725	20,429	24,908
12/31/2021	22,543	22,576	27,655
3/31/2022	21,855	22,221	26,383
6/30/2022	18,694	19,208	22,135
9/30/2022	17,873	18,584	21,055
12/31/2022	19,399	20,403	22,647
3/31/2023	19,896	20,530	24,345
6/30/2023	21,048	21,727	26,473
9/30/2023	20,554	21,218	25,608
12/31/2023	22,524	23,259	28,601
3/31/2024	24,697	25,513	31,621
5/31/2024	24,505	25,317	31,833
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P 500® Ex-Technology ETF from September 22, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (9/22/15)
S&P 500® Ex-Technology ETF - NAV	24.05%	11.85%	10.86%
S&P 500® Ex-Technology ETF - Market Price	24.01%	11.83%	10.86%
S&P 500® Ex-Information Technology Index	24.20%	12.05%	11.25%
S&P 500® Index	28.19%	15.79%	14.24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P 500 Ex-Information Technology Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Information Technology Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$52,836,304
  Number of Portfolio Holdings440
  Net Investment Advisory Fees$36,854
  Portfolio Turnover Rate8%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500® Ex-Information Technology Index

Composition	% of Index
Financials	18.6%
Health Care	17.2%
Consumer Discretionary	14.2%
Communication Services	13.4%
Industrials	12.3%
Consumer Staples	8.7%
Energy	5.6%
Utilities	3.6%
Materials	3.3%
Real Estate	3.1%

Largest Holdings

Company	% of Net Assets
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.3%
Berkshire Hathaway, Inc., Class B	2.4%
Eli Lilly & Co.	2.1%
JPMorgan Chase & Co.	1.9%
Exxon Mobil Corp.	1.7%
Tesla, Inc.	1.6%
UnitedHealth Group, Inc.	1.5%
Visa, Inc., Class A	1.4%

S&P 500® Ex-Technology ETF - SPXT

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SPXT524

MSCI Emerging Markets Dividend Growers ETF

EMDV - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about MSCI Emerging Markets Dividend Growers ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMDV	$60	0.60%

How Did the Fund Perform Last Year?

MSCI Emerging Markets Dividend Growers ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the

MSCI Emerging Markets Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An overweight to Chinese equities drove underperformance relative to emerging market equities. For the year ended May 31, 2024, the Fund had a total return of -1.49%. The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. For the same period, the Index had a total return of -0.51% and a volatility of 11.90%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	MSCI Emerging Markets Dividend Growers ETF : $13,435	MSCI Emerging Markets Dividend Masters Index : $14,700	MSCI Emerging Markets Index : $16,275
1/25/2016	10,000	10,000	10,000
3/31/2016	11,793	11,822	10,611
6/30/2016	11,797	11,854	10,681
9/30/2016	12,555	12,631	11,645
12/31/2016	11,745	11,873	11,160
3/31/2017	12,962	13,098	12,438
6/30/2017	13,490	13,667	13,218
9/30/2017	14,063	14,278	14,260
12/31/2017	15,420	15,732	15,321
3/31/2018	15,900	16,241	15,539
6/30/2018	14,645	15,006	14,302
9/30/2018	14,552	14,991	14,146
12/31/2018	14,386	14,882	13,091
3/31/2019	15,437	15,998	14,388
6/30/2019	15,684	16,289	14,476
9/30/2019	15,119	15,737	13,861
12/31/2019	16,344	17,086	15,502
3/31/2020	11,590	12,131	11,843
6/30/2020	13,287	13,903	13,996
9/30/2020	13,836	14,543	15,354
12/31/2020	16,494	17,520	18,390
3/31/2021	16,905	17,979	18,820
6/30/2021	17,262	18,408	19,770
9/30/2021	16,789	17,985	18,171
12/31/2021	16,604	17,818	17,933
3/31/2022	15,199	16,349	16,683
6/30/2022	14,274	15,264	14,773
9/30/2022	12,297	13,205	13,064
12/31/2022	13,613	14,696	14,331
3/31/2023	14,135	15,266	14,898
6/30/2023	13,945	15,139	15,032
9/30/2023	13,107	14,259	14,592
12/31/2023	13,527	14,787	15,739
3/31/2024	13,350	14,596	16,068
5/31/2024	13,435	14,700	16,275
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares MSCI Emerging Markets Dividend Growers ETF from January 25, 2016 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (1/25/16)
MSCI Emerging Markets Dividend Growers ETF - NAV	- 1.49%	-2.26%	3.60%
MSCI Emerging Markets Dividend Growers ETF - Market Price	-1.65%	-2.43%	3.55%
MSCI Emerging Markets Dividend Masters Index	- 0.51%	-1.21%	4.72%
MSCI Emerging Markets Index	12.39%	3.54%	7.23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI," "MSCI Inc." and "MSCI Index" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$12,536,155
  Number of Portfolio Holdings58
  Net Investment Advisory Fees$86,961
  Portfolio Turnover Rate82%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Dividend Masters Index

Composition	% of Index
Consumer Staples	15.8%
Financials	14.0%
Industrials	13.4%
Information Technology	11.8%
Utilities	11.4%
Health Care	10.3%
Materials	8.5%
Communication Services	5.5%
Energy	3.9%
Consumer Discretionary	3.7%
Real Estate	1.7%

Largest Holdings

Company	% of Net Assets
China Coal Energy Co. Ltd., Class H	2.1%
PLDT, Inc.	2.0%
Lepu Medical Technology Beijing Co. Ltd., Class A	2.0%
China National Nuclear Power Co. Ltd., Class A	2.0%
Interconexion Electrica SA ESP	1.9%
Arca Continental SAB de CV	1.9%
Yankuang Energy Group Co. Ltd., Class H	1.9%
Asian Paints Ltd.	1.9%
CSPC Pharmaceutical Group Ltd.	1.9%
Huaibei Mining Holdings Co. Ltd., Class A	1.9%

MSCI Emerging Markets Dividend Masters Index

Country	% of Index
China	51.5%
India	21.1%
Korea	5.9%
Taiwan	4.6%
Brazil	3.1%
Mexico	3.1%
Colombia	2.0%
Philippines	1.9%
Turkey	1.9%
South Africa	1.7%
Greece	1.7%
Saudi Arabia	1.5%

MSCI Emerging Markets Dividend Growers ETF - EMDV

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EMDV524

Ultra FTSE China 50

XPP - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra FTSE China 50 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XPP	$92	0.95%

How Did the Fund Perform Last Year?

Ultra FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -5.33% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 5.11% and a volatility of 26.37%. The index performance was driven by factors such as geopolitical concerns and government interventionist policies, which muted returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra FTSE China 50 : $3,252	FTSE China 50 Index : $9,947	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	10,390.170000	10,274	10,180
9/30/2014	11,011.250000	10,522.300000	9,976.400000
12/31/2014	13,186.470000	11,626.250000	10,072.170000
3/31/2015	14,902.100000	12,412.720000	10,291.750000
6/30/2015	15,855.380000	13,164.930000	10,353.500000
9/30/2015	9,024.360000	9,971.120000	9,461.030000
12/31/2015	9,214.670000	10,302.160000	9,986.110000
3/31/2016	8,225.550000	9,833.410000	10,003.090000
6/30/2016	8,431.240000	9,969.950000	10,139.130000
9/30/2016	10,320.340000	11,028.790000	10,653.190000
12/31/2016	8,882.260000	10,561.750000	10,874.770000
3/31/2017	10,873.960000	11,539.960000	11,614.260000
6/30/2017	11,609.940000	12,046.560000	12,114.830000
9/30/2017	14,142.090000	13,263.260000	12,747.220000
12/31/2017	15,973.890000	14,321.670000	13,468.720000
3/31/2018	16,254.450000	14,453.430000	13,331.340000
6/30/2018	13,579.670000	13,638.260000	13,516.640000
9/30/2018	13,211.430000	13,574.160000	14,201.940000
12/31/2018	10,971.110000	12,630.760000	12,368.470000
3/31/2019	13,839.640000	14,135.080000	13,886.080000
6/30/2019	12,969.110000	13,855.200000	14,456.790000
9/30/2019	11,065.060000	13,022.510000	14,560.880000
12/31/2019	13,665.710000	14,465.400000	15,858.260000
3/31/2020	9,546.710000	12,515.460000	12,572.430000
6/30/2020	10,667.170000	13,386.540000	14,913.410000
9/30/2020	11,733.960000	13,998.310000	16,048.320000
12/31/2020	14,680.660000	16,078.450000	18,327.190000
3/31/2021	14,532.340000	15,821.200000	19,296.690000
6/30/2021	14,300.920000	15,980.990000	20,749.730000
9/30/2021	9,850.220000	13,471.980000	20,614.860000
12/31/2021	8,740.340000	12,863.040000	22,276.420000
3/31/2022	6,239.150000	11,531.720000	21,227.200000
6/30/2022	6,775.720000	11,911.110000	17,977.320000
9/30/2022	3,803.280000	9,187.040000	16,754.860000
12/31/2022	4,358.080000	10,349.200000	18,527.520000
3/31/2023	4,549.830000	10,752.820000	19,954.140000
6/30/2023	3,757.380000	9,930.230000	21,323
9/30/2023	3,439.610000	9,824.970000	20,542.570000
12/31/2023	2,850.660000	9,011.460000	22,861.830000
3/31/2024	2,726.990000	9,074.540000	24,919.390000
5/31/2024	3,252.290000	9,946.610000	25,156.130000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra FTSE China 50 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra FTSE China 50 - NAV	- 5.33%	-22.15%	-10.62%
Ultra FTSE China 50 - Market Price	-5.12%	-22.15%	-10.57%
FTSE China 50 Index	5.11%	-5.11%	-0.05%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$10,559,689
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index

Composition	% of Index
Consumer Discretionary	32.4%
Financials	30.0%
Communication Services	19.1%
Energy	7.0%
Information Technology	3.7%
Real Estate	2.0%
Industrials	1.8%
Materials	1.4%
Consumer Staples	1.1%
Health Care	1.0%
Utilities	0.5%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	74.1%

Ultra FTSE China 50 - XPP

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

XPP524

UltraShort Russell2000

TWM - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Russell2000 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TWM	$81	0.95%

How Did the Fund Perform Last Year?

UltraShort Russell2000(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -29.68% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 20.12% and a volatility of 19.49%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Russell2000 : $621	Russell 2000® Index : $20,917	Russell 3000 Index : $31,307
5/31/2014	10,000	10,000	10,000
6/30/2014	8,972.85	10,532	10,251
9/30/2014	10,263.23	9,756.85	10,252.03
12/31/2014	8,267.18	10,705.99	10,789.23
3/31/2015	7,429.54	11,167.95	10,983.44
6/30/2015	7,253.53	11,214.86	10,998.81
9/30/2015	9,048.14	9,878.05	10,201.4
12/31/2015	8,181.41	10,232.67	10,841.03
3/31/2016	8,067.83	10,077.13	10,946.19
6/30/2016	7,266.33	10,459.24	11,234.07
9/30/2016	5,999.01	11,405.37	11,728.37
12/31/2016	4,959.31	12,412.86	12,222.13
3/31/2017	4,655.17	12,718.94	12,923.68
6/30/2017	4,388.12	13,031.83	13,313.98
9/30/2017	3,905.68	13,770.73	13,922.43
12/31/2017	3,645.25	14,230.67	14,805.11
3/31/2018	3,585.78	14,219.29	14,710.36
6/30/2018	3,075.1	15,321.28	15,282.59
9/30/2018	2,871.68	15,869.79	16,370.71
12/31/2018	4,334.79	12,664.09	14,029.7
3/31/2019	3,272.9	14,510.51	15,999.47
6/30/2019	3,120.27	14,815.23	16,655.45
9/30/2019	3,230.27	14,459.67	16,848.65
12/31/2019	2,670.53	15,896.96	18,381.88
3/31/2020	4,150.9	11,030.9	14,540.07
6/30/2020	2,210.23	13,834.95	17,743.24
9/30/2020	1,930.49	14,517.02	19,377.39
12/31/2020	1,070.62	19,071.01	22,222
3/31/2021	792.14	21,493.02	23,633.09
6/30/2021	707.91	22,415.07	25,580.46
9/30/2021	748.89	21,437.78	25,554.88
12/31/2021	691.17	21,896.55	27,926.37
3/31/2022	763.62	20,247.74	26,451.86
6/30/2022	1,034.13	16,765.13	22,034.4
9/30/2022	1,040.76	16,397.97	21,051.66
12/31/2022	886.78	17,419.56	22,563.17
3/31/2023	831.91	17,896.86	24,183.21
6/30/2023	754.8	18,829.28	26,212.18
9/30/2023	851.18	17,863.34	25,360.29
12/31/2023	648.73	20,369.57	28,421.27
3/31/2024	587.03	21,424.71	31,269.08
5/31/2024	620.95	20,916.95	31,306.61
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Russell2000 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Russell2000 - NAV	- 29.68%	-29.57%	-24.26%
UltraShort Russell2000 - Market Price	-29.85%	-29.58%	-24.27%
Russell 2000® Index	20.12%	8.60%	7.65%
Russell 3000 Index	27.58%	14.98%	12.07%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$71,564,621
  Number of Portfolio Holdings12
  Net Investment Advisory Fees$530,512
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(195)%
Futures Contracts	(5)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000® Index

Composition	% of Index
Industrials	17.5%
Financials	15.8%
Information Technology	15.0%
Health Care	14.9%
Consumer Discretionary	10.5%
Energy	7.6%
Real Estate	5.5%
Materials	4.9%
Consumer Staples	3.5%
Utilities	2.6%
Communication Services	2.2%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	83.6%
U.S. Treasury Bills	34.7%

UltraShort Russell2000 - TWM

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

TWM524

S&P 500® High Income ETF

ISPY - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about S&P 500® High Income ETF (the “Fund”) for the period of December 18, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
ISPY	$26	0.55%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

S&P 500® High Income ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Daily

Covered Call Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500® . For the period December 18, 2023, through May 31, 2024, the

Fund had a total return of 10.03%. For the same period, the Index had a total return of 10.71% and a volatility of 10.45%. Primary factors affecting

Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Cumulative Total Return

Fund/Index Name	Since Inception (12/18/23)
S&P 500® High Income ETF - NAV	10.03%
S&P 500® High Income ETF - Market Price	10.00%
S&P 500 Daily Covered Call Index	10.71%
S&P 500® Index	12.04%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Standard Poor's® , "S&P® ", "S&P 500® ", and "Standard & Poor's 500TM " are trademarks of Standard Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard Poor's and Standard Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$149,071,682
  Number of Portfolio Holdings506
  Net Investment Advisory Fees$151,635
  Portfolio Turnover Rate7%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	99%
Futures Contracts	14%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Daily Covered Call Index

Composition	% of Index
Information Technology	30.6%
Financials	12.9%
Health Care	12.0%
Consumer Discretionary	9.9%
Communication Services	9.2%
Industrials	8.5%
Consumer Staples	6.0%
Energy	3.9%
Utilities	2.5%
Materials	2.3%
Real Estate	2.2%

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	5.9%
Apple, Inc.	5.4%
NVIDIA Corp.	5.2%
Alphabet, Inc.	3.6%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.5%
Eli Lilly & Co.	1.3%
JPMorgan Chase & Co.	1.1%
Broadcom, Inc.	1.1%

S&P 500® High Income ETF - ISPY

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

ISPY524

MSCI Transformational Changes ETF

ANEW - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about MSCI Transformational Changes ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ANEW	$50	0.45%

How Did the Fund Perform Last Year?

MSCI Transformational Changes ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI Global Transformational Changes Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong technology sector performance was offset by a sizeable healthcare allocation, which contributed to underperformance relative to the S&P 500® . For the year ended May 31, 2024, the Fund had a total return of 19.87%. For the same period, the Index had a total return of 20.30% and a volatility of 12.65%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	MSCI Transformational Changes ETF : $10,609	MSCI Global Transformational Changes Index : $10,698	S&P Global 1200 Index : $15,123
10/14/2020	10,000	10,000	10,000
12/31/2020	10,551	10,552	11,018
3/31/2021	10,628	10,636	11,601
6/30/2021	11,572	11,598	12,474
9/30/2021	11,194	11,233	12,393
12/31/2021	11,323	11,364	13,392
3/31/2022	10,029	10,080	12,761
6/30/2022	8,024	8,049	10,808
9/30/2022	7,376	7,409	10,073
12/31/2022	7,990	8,022	11,138
3/31/2023	8,872	8,916	11,996
6/30/2023	9,371	9,423	12,819
9/30/2023	8,762	8,816	12,350
12/31/2023	9,797	9,868	13,744
3/31/2024	10,648	10,738	14,981
5/31/2024	10,609	10,698	15,123
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares MSCI Transformational Changes ETF from October 14, 2020 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (10/14/20)
MSCI Transformational Changes ETF - NAV	19.87%	1.64%
MSCI Transformational Changes ETF - Market Price	19.84%	1.57%
MSCI Global Transformational Changes Index	20.30%	1.87%
S&P Global 1200 Index	24.99%	12.07%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI," "MSCI Inc." and "MSCI Index" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$8,294,823
  Number of Portfolio Holdings153
  Net Investment Advisory Fees$37,773
  Portfolio Turnover Rate42%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Global Transformational Changes Index

Composition	% of Index
Health Care	24.7%
Information Technology	24.4%
Communication Services	17.5%
Consumer Discretionary	11.5%
Materials	10.3%
Consumer Staples	4.5%
Financials	3.8%
Industrials	3.3%

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	2.4%
Symrise AG, Class A	2.2%
Nintendo Co. Ltd.	2.1%
Meta Platforms, Inc., Class A	2.1%
Apple, Inc.	2.0%
Intuitive Surgical, Inc.	2.0%
Boston Scientific Corp.	2.0%
Roche Holding AG	2.0%
Abbott Laboratories	2.0%
AbbVie, Inc.	2.0%

MSCI Global Transformational Changes Index

Country	% of Index
United States	78.4%
China	4.4%
Germany	3.3%
Japan	2.3%
Switzerland	2.1%
South Africa	1.9%
Canada	1.8%
Ireland	1.7%
Singapore	0.9%
Taiwan	0.8%
Australia	0.5%
Israel	0.4%
Netherlands	0.4%
Thailand	0.3%
South Korea	0.2%
United Kingdom	0.2%
Saudi Arabia	0.2%
India	0.2%

MSCI Transformational Changes ETF - ANEW

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

ANEW524

Ultra Health Care

RXL - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Health Care (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXL	$105	0.95%

How Did the Fund Perform Last Year?

Ultra Health Care(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Health Care Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 20.50% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 14.36% and a volatility of 10.60%. The index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Health Care : $43,659	S&P Health Care Select Sector Index : $28,337	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,527.51	10,218	10,207
9/30/2014	11,543.39	10,740.59	10,322.12
12/31/2014	13,250.18	11,588.29	10,831.28
3/31/2015	15,108.97	12,433.04	10,934.25
6/30/2015	15,979.23	12,837.12	10,964.86
9/30/2015	12,301.45	11,376.25	10,258.73
12/31/2015	14,306.35	12,351.2	10,980.94
3/31/2016	12,449.12	11,605.18	11,129.18
6/30/2016	13,849.87	12,307.82	11,402.43
9/30/2016	14,213.13	12,518.5	11,841.66
12/31/2016	13,027.89	12,048.73	12,294.51
3/31/2017	15,230.87	13,077.22	13,040.31
6/30/2017	17,356.23	14,014.86	13,443.26
9/30/2017	18,562.24	14,554.43	14,045.52
12/31/2017	19,022.12	14,800.4	14,978.14
3/31/2018	18,413.69	14,701.24	14,864.31
6/30/2018	19,544.21	15,255.48	15,374.15
9/30/2018	25,281.02	17,447.69	16,559.5
12/31/2018	20,047.42	15,723.86	14,320.66
3/31/2019	22,835.34	16,912.58	16,275.43
6/30/2019	23,011.81	17,105.38	16,975.27
9/30/2019	21,464.78	16,638.41	17,263.85
12/31/2019	27,848.21	19,067.61	18,829.68
3/31/2020	19,801.94	16,657.47	15,139.06
6/30/2020	25,642.47	19,219.39	18,248.63
9/30/2020	28,504.74	20,372.55	19,878.23
12/31/2020	33,202.26	22,110.33	22,293.43
3/31/2021	34,869.46	22,762.58	23,668.94
6/30/2021	40,868.54	24,738.37	25,692.63
9/30/2021	41,644.6	25,079.76	25,841.65
12/31/2021	49,081.66	27,334.43	28,691.98
3/31/2022	44,838.46	26,287.52	27,372.15
6/30/2022	38,339.09	24,547.29	22,965.23
9/30/2022	33,847.53	23,275.74	21,844.53
12/31/2022	41,657.52	26,108.4	23,495.98
3/31/2023	37,722.59	25,118.89	25,258.18
6/30/2023	39,168.87	25,859.9	27,465.74
9/30/2023	36,383.43	25,174.61	26,567.61
12/31/2023	40,327.5	26,788.3	29,673.36
3/31/2024	46,876.92	29,159.07	32,806.87
5/31/2024	43,659.15	28,336.78	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Health Care from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Health Care - NAV	20.50%	16.64%	15.88%
Ultra Health Care - Market Price	20.03%	16.62%	15.88%
S&P Health Care Select Sector Index	14.36%	12.53%	11.08%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Health Care Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Health Care Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$86,947,160
  Number of Portfolio Holdings73
  Net Investment Advisory Fees$551,671
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Health Care Select Sector Index

Composition	% of Index
Pharmaceuticals	31.5%
Health Care Providers & Services	21.2%
Health Care Equipment & Supplies	20.2%
Biotechnology	15.8%
Life Sciences Tools & Services	11.3%

Largest Holdings

Company	% of Net Assets
Eli Lilly & Co.	9.3%
UnitedHealth Group, Inc.	6.5%
Johnson & Johnson	5.0%
Merck & Co., Inc.	4.5%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.1%
Abbott Laboratories	2.5%
Danaher Corp.	2.4%
Amgen, Inc.	2.3%
Pfizer, Inc.	2.3%

Ultra Health Care - RXL

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

RXL524

UltraShort S&P500®

SDS - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort S&P500® (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDS	$75	0.89%

How Did the Fund Perform Last Year?

UltraShort S&P500® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -32.17% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 28.19% and a volatility of 11.43%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort S&P500® : $520	S&P 500® Index : $33,027
5/31/2014	10,000	10,000
6/30/2014	9,589.24	10,207
9/30/2014	9,306.19	10,322.12
12/31/2014	8,313.43	10,831.28
3/31/2015	8,041.69	10,934.25
6/30/2015	7,937.4	10,964.86
9/30/2015	8,765.59	10,258.73
12/31/2015	7,515.13	10,980.94
3/31/2016	7,143	11,129.18
6/30/2016	6,711.82	11,402.43
9/30/2016	6,181.89	11,841.66
12/31/2016	5,709.84	12,294.51
3/31/2017	5,074.43	13,040.31
6/30/2017	4,781.92	13,443.26
9/30/2017	4,395.7	14,045.52
12/31/2017	3,885.8	14,978.14
3/31/2018	3,876.06	14,864.31
6/30/2018	3,626.76	15,374.15
9/30/2018	3,157.02	16,559.5
12/31/2018	4,113.38	14,320.66
3/31/2019	3,195.02	16,275.43
6/30/2019	2,959.47	16,975.27
9/30/2019	2,858.06	17,263.85
12/31/2019	2,414.82	18,829.68
3/31/2020	2,962.6	15,139.06
6/30/2020	1,883.88	18,248.63
9/30/2020	1,550.56	19,878.23
12/31/2020	1,205.84	22,293.43
3/31/2021	1,049.43	23,668.94
6/30/2021	881.06	25,692.63
9/30/2021	861.82	25,841.65
12/31/2021	687.92	28,691.98
3/31/2022	730.33	27,372.15
6/30/2022	980.92	22,965.23
9/30/2022	1,062.17	21,844.53
12/31/2022	898.09	23,495.98
3/31/2023	785.19	25,258.18
6/30/2023	680.62	27,465.74
9/30/2023	748.28	26,567.61
12/31/2023	614.94	29,673.36
3/31/2024	516.86	32,806.87
5/31/2024	519.54	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort S&P500® from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort S&P500® - NAV	- 32.17%	-31.25%	-25.60%
UltraShort S&P500® - Market Price	-32.20%	-31.28%	-25.62%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$564,180,440
  Number of Portfolio Holdings20
  Net Investment Advisory Fees$5,848,029
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(192)%
Futures Contracts	(8)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500® Index

Composition	% of Index
Information Technology	30.6%
Financials	12.9%
Health Care	12.0%
Consumer Discretionary	9.9%
Communication Services	9.2%
Industrials	8.5%
Consumer Staples	6.0%
Energy	3.9%
Utilities	2.5%
Materials	2.3%
Real Estate	2.2%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	123.8%
Repurchase Agreements with various counterparties	6.3%

UltraShort S&P500® - SDS

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SDS524

S&P MidCap 400® Dividend Aristocrats ETF

REGL - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REGL	$43	0.40%

How Did the Fund Perform Last Year?

S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P

MidCap 400® Dividend Aristocrats Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Solid performance of MidCap stocks drove total return, though an underweight to the technology sector drove underperformance relative to the S&P 400. For the year ended May 31, 2024, the Fund had a total return of 15.93%. For the same period, the

Index had a total return of 16.41% and a volatility of 14.89%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P MidCap 400® Dividend Aristocrats ETF : $23,018	S&P MidCap 400® Dividend Aristocrats Index : $23,850	S&P 1500 Index : $29,856
2/3/2015	10,000	10,000	10,000
3/31/2015	10,019	10,025	10,158
6/30/2015	10,005	10,021	10,175
9/30/2015	9,499	9,522	9,495
12/31/2015	9,963	9,984	10,120
3/31/2016	11,040	11,077	10,279
6/30/2016	11,808	11,862	10,546
9/30/2016	11,910	11,969	10,966
12/31/2016	12,949	13,029	11,440
3/31/2017	13,337	13,433	12,097
6/30/2017	13,352	13,461	12,455
9/30/2017	13,635	13,763	13,008
12/31/2017	14,274	14,419	13,857
3/31/2018	13,928	14,083	13,757
6/30/2018	14,407	14,583	14,259
9/30/2018	15,120	15,321	15,307
12/31/2018	13,823	14,019	13,169
3/31/2019	15,104	15,331	14,965
6/30/2019	15,747	16,001	15,588
9/30/2019	15,739	16,011	15,826
12/31/2019	16,423	16,723	17,238
3/31/2020	12,377	12,598	13,692
6/30/2020	14,562	14,841	16,536
9/30/2020	14,766	15,062	17,951
12/31/2020	17,650	18,037	20,328
3/31/2021	19,615	20,068	21,733
6/30/2021	20,266	20,756	23,502
9/30/2021	19,359	19,845	23,584
12/31/2021	21,229	21,792	26,110
3/31/2022	20,927	21,502	24,898
6/30/2022	19,652	20,212	20,910
9/30/2022	18,856	19,408	19,914
12/31/2022	21,123	21,768	21,466
3/31/2023	21,000	21,659	23,003
6/30/2023	20,965	21,644	24,933
9/30/2023	20,024	20,689	24,095
12/31/2023	22,266	23,031	26,933
3/31/2024	23,885	24,733	29,710
5/31/2024	23,018	23,850	29,856
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P MidCap 400® Dividend Aristocrats ETF from February 3, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (2/3/15)
S&P MidCap 400® Dividend Aristocrats ETF - NAV	15.93%	9.13%	9.36%
S&P MidCap 400® Dividend Aristocrats ETF - Market Price	15.99%	9.13%	9.36%
S&P MidCap 400® Dividend Aristocrats Index	16.41%	9.56%	9.77%
S&P 1500 Index	27.86%	15.43%	12.44%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"S&P MidCap 400® Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P MidCap 400 Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$1,530,591,690
  Number of Portfolio Holdings50
  Net Investment Advisory Fees$6,143,791
  Portfolio Turnover Rate33%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400® Dividend Aristocrats Index

Composition	% of Index
Financials	30.0%
Utilities	22.8%
Industrials	15.4%
Materials	12.8%
Consumer Staples	6.0%
Consumer Discretionary	5.3%
Real Estate	4.1%
Health Care	3.6%

Largest Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	2.3%
Sonoco Products Co.	2.2%
Westlake Corp.	2.2%
OGE Energy Corp.	2.2%
Royal Gold, Inc.	2.2%
National Fuel Gas Co.	2.2%
Casey's General Stores, Inc.	2.2%
AptarGroup, Inc.	2.2%
Old Republic International Corp.	2.1%
Southwest Gas Holdings, Inc.	2.1%

S&P MidCap 400® Dividend Aristocrats ETF - REGL

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

REGL524

MSCI Europe Dividend Growers ETF

EUDV - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about MSCI Europe Dividend Growers ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUDV	$59	0.55%

How Did the Fund Perform Last Year?

MSCI Europe Dividend Growers ETF (the “Fund') seeks investment results, before fees and expenses, that track the performance of the MSCI

Europe Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An underweight to the financial sector drove underperformance compared to the MSCI Europe Index. For the year ended May 31, 2024, the Fund had a total return of 12.42%. For the same period, the Index had a total return of 13.06% and a volatility of 12.92%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	MSCI Europe Dividend Growers ETF : $14,422	MSCI Europe Dividend Masters Index : $15,151	MSCI EAFE Index : $17,293
9/9/2015	10,000	10,000	10,000
9/30/2015	9,680	9,685	9,522
12/31/2015	9,777	9,802	9,971
3/31/2016	9,657	9,692	9,720
6/30/2016	9,582	9,627	9,578
9/30/2016	9,622	9,682	10,194
12/31/2016	9,081	9,156	10,122
3/31/2017	9,555	9,646	10,855
6/30/2017	10,376	10,484	11,519
9/30/2017	10,852	10,986	12,141
12/31/2017	11,021	11,178	12,655
3/31/2018	10,748	10,908	12,461
6/30/2018	11,152	11,331	12,307
9/30/2018	11,214	11,414	12,473
12/31/2018	9,783	9,962	10,909
3/31/2019	10,725	10,939	11,998
6/30/2019	11,049	11,280	12,439
9/30/2019	11,053	11,302	12,306
12/31/2019	12,283	12,623	13,311
3/31/2020	9,571	9,829	10,272
6/30/2020	11,365	11,711	11,801
9/30/2020	12,123	12,514	12,367
12/31/2020	13,069	13,525	14,352
3/31/2021	13,009	13,479	14,852
6/30/2021	14,576	15,121	15,620
9/30/2021	14,658	15,229	15,549
12/31/2021	15,560	16,203	15,968
3/31/2022	13,927	14,509	15,024
6/30/2022	11,513	11,980	12,844
9/30/2022	10,284	10,709	11,642
12/31/2022	11,676	12,181	13,660
3/31/2023	13,004	13,592	14,817
6/30/2023	13,123	13,716	15,255
9/30/2023	12,470	13,047	14,628
12/31/2023	14,093	14,783	16,152
3/31/2024	14,454	15,185	17,068
5/31/2024	14,422	15,151	17,293
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares MSCI Europe Dividend Growers ETF from September 9, 2015 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (9/9/15)
MSCI Europe Dividend Growers ETF - NAV	12.42%	6.71%	4.29%
MSCI Europe Dividend Growers ETF - Market Price	11.61%	6.72%	4.29%
MSCI Europe Dividend Masters Index	13.06%	7.33%	4.87%
MSCI EAFE Index	18.53%	8.04%	6.41%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI," "MSCI Inc." and "MSCI Index" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$7,046,658
  Number of Portfolio Holdings43
  Net Investment Advisory Fees$46,617
  Portfolio Turnover Rate31%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Dividend Masters Index

Composition	% of Index
Industrials	25.3%
Health Care	19.6%
Information Technology	13.5%
Consumer Staples	11.2%
Materials	9.7%
Financials	9.3%
Utilities	6.6%
Communication Services	2.4%
Real Estate	2.4%

Largest Holdings

Company	% of Net Assets
Symrise AG, Class A	2.5%
ACS Actividades de Construccion y Servicios SA	2.5%
Givaudan SA (Registered)	2.5%
ASML Holding NV	2.4%
Nestle SA (Registered)	2.4%
DSV A/S	2.4%
Lotus Bakeries NV	2.4%
Swiss Life Holding AG (Registered)	2.4%
BAE Systems plc	2.4%
UCB SA	2.4%

MSCI Europe Dividend Masters Index

Country	% of Index
United Kingdom	29.1%
Switzerland	20.7%
Germany	11.4%
Belgium	10.5%
Denmark	6.8%
Spain	4.9%
Italy	4.8%
Netherlands	4.6%
Norway	2.5%
France	2.4%
Ireland	2.3%

MSCI Europe Dividend Growers ETF - EUDV

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EUDV524

Ultra High Yield

UJB - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra High Yield (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UJB	$102	0.95%

How Did the Fund Perform Last Year?

Ultra High Yield(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 15.62% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 10.86% and a volatility of 4.91%. The index performance was driven by factors such as tightening credit spreads which overcame the impact of rising risk-free rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra High Yield : $14,414	Markit iBoxx® $ Liquid High Yield Index : $14,394	Bloomberg U.S. Aggregate Bond Index : $11,331
5/31/2014	10,000	10,000	10,000
6/30/2014	10,112.500000	10,084	10,005
9/30/2014	9,645.150000	9,843.070000	10,022.010000
12/31/2014	9,445.010000	9,804.590000	10,201.400000
3/31/2015	9,795.600000	10,027.800000	10,365.650000
6/30/2015	9,640.250000	9,962.620000	10,191.500000
9/30/2015	8,684.930000	9,451.530000	10,316.860000
12/31/2015	8,411.800000	9,311.650000	10,258.050000
3/31/2016	8,778.430000	9,620.800000	10,568.870000
6/30/2016	9,665.710000	10,080.190000	10,802.440000
9/30/2016	10,507.580000	10,592.970000	10,852.130000
12/31/2016	10,644.750000	10,737.860000	10,528.740000
3/31/2017	11,103.170000	10,987.360000	10,615.080000
6/30/2017	11,512.130000	11,214.800000	10,768.990000
9/30/2017	11,870.110000	11,405.450000	10,860.530000
12/31/2017	11,825.560000	11,415.720000	10,902.890000
3/31/2018	11,531.240000	11,296.990000	10,743.700000
6/30/2018	11,623.360000	11,452.890000	10,726.510000
9/30/2018	12,255.290000	11,739.220000	10,728.660000
12/31/2018	11,116.480000	11,244.990000	10,904.610000
3/31/2019	12,788.020000	12,088.370000	11,225.210000
6/30/2019	13,256.360000	12,380.910000	11,570.940000
9/30/2019	13,510.940000	12,545.570000	11,833.600000
12/31/2019	14,100.740000	12,893.090000	11,854.900000
3/31/2020	10,795.600000	11,347.200000	12,228.330000
6/30/2020	12,331.010000	12,226.610000	12,582.950000
9/30/2020	13,323.830000	12,747.470000	12,660.970000
12/31/2020	14,847.690000	13,495.740000	12,745.800000
3/31/2021	14,968.450000	13,587.510000	12,316.260000
6/30/2021	15,535.670000	13,905.460000	12,541.650000
9/30/2021	15,597.870000	13,995.850000	12,547.920000
12/31/2021	15,796.460000	14,099.420000	12,549.180000
3/31/2022	14,282.810000	13,481.860000	11,805.010000
6/30/2022	11,641.340000	12,148.510000	11,251.360000
9/30/2022	11,142.270000	12,063.470000	10,716.920000
12/31/2022	12,118.080000	12,583.400000	10,917.320000
3/31/2023	12,836.500000	13,042.700000	11,240.480000
6/30/2023	12,850.730000	13,201.820000	11,146.060000
9/30/2023	12,607.710000	13,250.660000	10,786.040000
12/31/2023	14,255.610000	14,206.040000	11,521.650000
3/31/2024	14,485.560000	14,366.570000	11,431.780000
5/31/2024	14,414.120000	14,393.860000	11,331.180000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra High Yield from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra High Yield - NAV	15.62%	2.91%	3.72%
Ultra High Yield - Market Price	15.36%	2.96%	3.73%
Markit iBoxx® $ Liquid High Yield Index	10.86%	3.57%	3.71%
Bloomberg U.S. Aggregate Bond Index	1.30%	-0.85%	1.25%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$7,528,593
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$16,995
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx® $ Liquid High Yield Index

Composition	% of Index
High Yield	100.0%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	26.3%

Ultra High Yield - UJB

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UJB524

UltraShort Semiconductors

SSG - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Semiconductors (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSG	$58	0.95%

How Did the Fund Perform Last Year?

UltraShort Semiconductors(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -78.30% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 94.40% and a volatility of 31.09%. The index performance was driven by factors such as optimism about AI-related technologies which drove demand for semiconductor solutions. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Semiconductors : $4	Dow Jones U.S. Semiconductors Index℠ : $130,140	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	8,442.570000	10,860	10,207
9/30/2014	7,501.320000	11,398.350000	10,322.120000
12/31/2014	6,092.890000	12,318.150000	10,831.280000
3/31/2015	6,064.940000	12,103.160000	10,934.250000
6/30/2015	6,134.170000	11,859.890000	10,964.860000
9/30/2015	6,894.280000	10,841.120000	10,258.730000
12/31/2015	5,264.780000	12,201.690000	10,980.940000
3/31/2016	5,072.800000	12,100.410000	11,129.180000
6/30/2016	4,522.780000	12,588.420000	11,402.430000
9/30/2016	3,108.250000	15,013.600000	11,841.660000
12/31/2016	2,711.470000	15,853.860000	12,294.510000
3/31/2017	2,293.610000	17,142.730000	13,040.310000
6/30/2017	2,151.910000	17,471.870000	13,443.260000
9/30/2017	1,641.210000	19,818.350000	14,045.520000
12/31/2017	1,320.760000	21,907.200000	14,978.140000
3/31/2018	1,084.020000	23,396.890000	14,864.310000
6/30/2018	1,059.750000	23,261.190000	15,374.150000
9/30/2018	986.970000	23,968.330000	16,559.500000
12/31/2018	1,291.830000	20,003.970000	14,320.660000
3/31/2019	853.770000	24,050.770000	16,275.430000
6/30/2019	797.820000	24,356.210000	16,975.270000
9/30/2019	683.080000	25,785.920000	17,263.850000
12/31/2019	477.220000	30,499.590000	18,829.680000
3/31/2020	440.540000	25,976.500000	15,139.060000
6/30/2020	227.250000	33,585.020000	18,248.630000
9/30/2020	164.600000	38,172.730000	19,878.230000
12/31/2020	112.320000	44,933.120000	22,293.430000
3/31/2021	82.090000	49,390.490000	23,668.940000
6/30/2021	63.330000	54,759.230000	25,692.630000
9/30/2021	63.310000	53,779.040000	25,841.650000
12/31/2021	36.580000	67,788.480000	28,691.980000
3/31/2022	38.310000	60,718.140000	27,372.150000
6/30/2022	62.800000	43,383.110000	22,965.230000
9/30/2022	71.410000	38,658.690000	21,844.530000
12/31/2022	50.210000	43,088.980000	23,495.980000
3/31/2023	25.560000	58,372.640000	25,258.180000
6/30/2023	15.650000	72,113.560000	27,465.740000
9/30/2023	15.960000	70,116.010000	26,567.610000
12/31/2023	10.660000	84,861.410000	29,673.360000
3/31/2024	5.170000	117,380.300000	32,806.870000
5/31/2024	3.990000	130,139.540000	33,026.680000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Semiconductors from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Semiconductors - NAV	- 78.30%	-67.14%	-54.28%
UltraShort Semiconductors - Market Price	-78.27%	-67.11%	-54.32%
Dow Jones U.S. Semiconductors Index℠	94.40%	43.26%	29.22%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "Dow Jones U.S. Semiconductors IndexSM" is a product of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes" and "Dow Jones U.S. Semiconductors Index" are service marks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on the Dow Jones U.S. Semiconductors Index are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$5,989,529
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index℠

Composition	% of Index
Semiconductors & Semiconductor Equipment	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	107.0%

UltraShort Semiconductors - SSG

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SSG524

S&P Technology Dividend Aristocrats ETF

TDV - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about S&P Technology Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TDV	$50	0.45%

How Did the Fund Perform Last Year?

S&P Technology Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P®

Technology Dividend Aristocrats® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong technology returns drove performance while the equal-weight construction and only partial representation of the “Magnificent 7” drove underperformance relative to the S&P 500® Technology sector. For the year ended May 31, 2024, the Fund had a total return of 20.17%. For the same period, the Index had a total return of 20.74% and a volatility of 14.93%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P Technology Dividend Aristocrats ETF : $19,337	S&P® Technology Dividend Aristocrats® Index : $19,742	S&P 1500 Index : $18,234
11/5/2019	10,000	10,000	10,000
12/31/2019	10,395	10,405	10,528
3/31/2020	8,369	8,380	8,362
6/30/2020	10,562	10,584	10,099
9/30/2020	11,269	11,306	10,964
12/31/2020	13,410	13,476	12,415
3/31/2021	14,465	14,554	13,273
6/30/2021	15,115	15,226	14,354
9/30/2021	15,262	15,392	14,404
12/31/2021	17,187	17,356	15,947
3/31/2022	16,063	16,238	15,207
6/30/2022	13,856	14,019	12,771
9/30/2022	13,127	13,291	12,163
12/31/2022	14,459	14,660	13,110
3/31/2023	16,031	16,274	14,049
6/30/2023	17,386	17,674	15,228
9/30/2023	16,372	16,659	14,716
12/31/2023	18,389	18,735	16,449
3/31/2024	19,095	19,479	18,145
5/31/2024	19,337	19,742	18,234
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P Technology Dividend Aristocrats ETF from November 5, 2019 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (11/5/19)
S&P Technology Dividend Aristocrats ETF - NAV	20.17%	15.52%
S&P Technology Dividend Aristocrats ETF - Market Price	20.05%	15.49%
S&P® Technology Dividend Aristocrats® Index	20.74%	16.03%
S&P 1500 Index	27.86%	14.04%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P® Technology Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P Technology Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$269,017,175
  Number of Portfolio Holdings36
  Net Investment Advisory Fees$1,072,222
  Portfolio Turnover Rate24%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P® Technology Dividend Aristocrats® Index

Composition	% of Index
Information Technology	81.6%
Financials	10.6%
Industrials	7.8%

Largest Holdings

Company	% of Net Assets
HP, Inc.	3.5%
QUALCOMM, Inc.	3.4%
Analog Devices, Inc.	3.4%
Texas Instruments, Inc.	3.2%
KLA Corp.	3.2%
Power Integrations, Inc.	3.2%
Amphenol Corp., Class A	3.2%
Corning, Inc.	3.1%
Microchip Technology, Inc.	3.1%
Cognex Corp.	3.1%

S&P Technology Dividend Aristocrats ETF - TDV

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

TDV524

Nanotechnology ETF

TINY - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Nanotechnology ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINY	$68	0.58%

How Did the Fund Perform Last Year?

Nanotechnology ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Nanotechnology Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology stocks drove strong performance in line with that of the Nasdaq-100® . For the year ended May 31, 2024, the Fund had a total return of 32.92%. For the same period, the Index had a total return of 32.99% and a volatility of 20.15%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Nanotechnology ETF : $12,486	Solactive Nanotechnology Index : $12,554	S&P Global 1200 Index : $11,583
10/26/2021	10,000	10,000	10,000
12/31/2021	10,803	10,806	10,257
3/31/2022	9,125	9,179	9,774
6/30/2022	7,448	7,478	8,278
9/30/2022	6,430	6,459	7,715
12/31/2022	7,151	7,191	8,531
3/31/2023	8,699	8,747	9,188
6/30/2023	10,028	10,084	9,818
9/30/2023	8,843	8,905	9,459
12/31/2023	10,555	10,636	10,527
3/31/2024	12,525	12,613	11,474
5/31/2024	12,486	12,554	11,583
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Nanotechnology ETF from October 26, 2021 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (10/26/21)
Nanotechnology ETF - NAV	32.92%	8.93%
Nanotechnology ETF - Market Price	32.91%	8.96%
Solactive Nanotechnology Index	32.99%	9.15%
S&P Global 1200 Index	24.99%	5.82%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Solactive AG," a registered trademark of Solactive AG, and the "Solactive Nanotechnology Index" has been licensed for use by ProShare Advisors LLC. ProShares based on the Solactive Nanotechnology Index are not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of ProShares, or the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$6,187,923
  Number of Portfolio Holdings31
  Net Investment Advisory Fees$20,439
  Portfolio Turnover Rate42%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Solactive Nanotechnology Index

Composition	% of Index
Information Technology	80.8%
Health Care	13.6%
Materials	5.6%

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	5.3%
Tower Semiconductor Ltd.	4.9%
Onto Innovation, Inc.	4.9%
Axcelis Technologies, Inc.	4.6%
Canon, Inc.	4.6%
KLA Corp.	4.6%
Applied Materials, Inc.	4.5%
Coherent Corp.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.4%
ASML Holding NV	4.4%

Solactive Nanotechnology Index

Country	% of Index
United States	63.4%
Japan	15.9%
Israel	4.9%
Taiwan	4.5%
Netherlands	4.4%
South Korea	2.7%
United Kingdom	2.6%
Germany	1.6%

Nanotechnology ETF - TINY

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

TINY524

UltraShort SmallCap600

SDD - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort SmallCap600 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDD	$81	0.95%

How Did the Fund Perform Last Year?

UltraShort SmallCap600(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -29.55% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 20.34% and a volatility of 19.04%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort SmallCap600 : $508	S&P SmallCap 600® Index : $23,646	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	9,082.160000	10,472	10,233
9/30/2014	10,276.030000	9,767.610000	10,278.030000
12/31/2014	8,287.810000	10,729.280000	10,812.480000
3/31/2015	7,509.360000	11,154.580000	10,962.780000
6/30/2015	7,379.640000	11,175.770000	10,981.410000
9/30/2015	8,714.870000	10,139.780000	10,246.760000
12/31/2015	7,877.040000	10,516.980000	10,922.020000
3/31/2016	7,197.460000	10,796.730000	11,093.490000
6/30/2016	6,536.450000	11,172.090000	11,381.920000
9/30/2016	5,591.630000	11,976.610000	11,834.920000
12/31/2016	4,435.260000	13,310.080000	12,346.190000
3/31/2017	4,275.590000	13,451.690000	13,054.860000
6/30/2017	4,085.980000	13,681.720000	13,441.290000
9/30/2017	3,612.130000	14,497.150000	14,038.080000
12/31/2017	3,325.050000	15,071.230000	14,954.770000
3/31/2018	3,228.490000	15,157.140000	14,847.090000
6/30/2018	2,716.590000	16,486.420000	15,389.010000
9/30/2018	2,481.660000	17,262.930000	16,520.110000
12/31/2018	3,747.970000	13,793.080000	14,212.250000
3/31/2019	2,984.710000	15,394.460000	16,150.800000
6/30/2019	2,851.940000	15,682.330000	16,822.670000
9/30/2019	2,822.880000	15,650.970000	17,080.060000
12/31/2019	2,402.930000	16,935.910000	18,603.600000
3/31/2020	3,995.490000	11,408.030000	14,776.840000
6/30/2020	2,171.550000	13,910.950000	17,845.990000
9/30/2020	1,957.540000	14,351.930000	19,373.600000
12/31/2020	1,077.800000	18,845.520000	21,938.670000
3/31/2021	729.200000	22,282.940000	23,454.630000
6/30/2021	647.950000	23,287.900000	25,363.840000
9/30/2021	664.260000	22,626.530000	25,452.610000
12/31/2021	575.090000	23,902.660000	28,178.590000
3/31/2022	619.760000	22,559.330000	26,871.100000
6/30/2022	791.390000	19,376.210000	22,566.350000
9/30/2022	854.840000	18,368.650000	21,492.190000
12/31/2022	693.900000	20,056.730000	23,166.430000
3/31/2023	653.690000	20,572.190000	24,825.150000
6/30/2023	612.290000	21,267.530000	26,907.980000
9/30/2023	688.270000	20,219.040000	26,003.870000
12/31/2023	515.060000	23,276.160000	29,067.130000
3/31/2024	493.640000	23,848.750000	32,063.950000
5/31/2024	507.550000	23,646.030000	32,221.060000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort SmallCap600 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort SmallCap600 - NAV	- 29.55%	-31.24%	-25.78%
UltraShort SmallCap600 - Market Price	-29.55%	-31.28%	-25.84%
S&P SmallCap 600® Index	20.34%	10.12%	8.98%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$2,249,373
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600® Index

Composition	% of Index
Financials	17.8%
Industrials	17.5%
Consumer Discretionary	14.7%
Information Technology	13.0%
Health Care	10.0%
Real Estate	7.3%
Materials	6.3%
Energy	4.9%
Consumer Staples	3.4%
Communication Services	2.9%
Utilities	2.2%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	44.8%
U.S. Treasury Bills	44.2%

UltraShort SmallCap600 - SDD

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SDD524

Ultra Industrials

UXI - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Industrials (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UXI	$121	0.95%

How Did the Fund Perform Last Year?

Ultra Industrials(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Industrials Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 53.88% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 29.78% and a volatility of 12.59%. The index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Industrials : $37,974	S&P Industrials Select Sector Index : $27,909	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,202.17	10,043	10,207
9/30/2014	9,700.82	9,827.03	10,322.12
12/31/2014	10,793.31	10,428.78	10,831.28
3/31/2015	11,033.52	10,594.01	10,934.25
6/30/2015	10,546.61	10,393.78	10,964.86
9/30/2015	8,787.64	9,561.24	10,258.73
12/31/2015	10,002.09	10,252.52	10,980.94
3/31/2016	10,806.59	10,733.36	11,129.18
6/30/2016	11,365.9	11,070.43	11,402.43
9/30/2016	12,305.27	11,567.74	11,841.66
12/31/2016	13,702.8	12,255.39	12,294.51
3/31/2017	14,996.17	12,872.85	13,040.31
6/30/2017	16,359.64	13,503.62	13,443.26
9/30/2017	18,177.45	14,298.98	14,045.52
12/31/2017	20,520.52	15,262.73	14,978.14
3/31/2018	19,706.33	15,097.89	14,864.31
6/30/2018	19,194.44	15,007.31	15,374.15
9/30/2018	22,611.22	16,386.48	16,559.5
12/31/2018	15,021.7	13,543.42	14,320.66
3/31/2019	20,799.82	16,076.05	16,275.43
6/30/2019	22,475.29	16,844.48	16,975.27
9/30/2019	22,430.52	16,965.76	17,263.85
12/31/2019	24,912.63	17,990.49	18,829.68
3/31/2020	12,431.01	13,408.31	15,139.06
6/30/2020	17,602.76	16,328.64	18,248.63
9/30/2020	21,509.23	18,167.25	19,878.23
12/31/2020	28,949.4	21,213.9	22,293.43
3/31/2021	33,978.12	23,121.03	23,668.94
6/30/2021	37,511.81	24,395	25,692.63
9/30/2021	34,517.38	23,511.9	25,841.65
12/31/2021	38,949.08	25,110.71	28,691.98
3/31/2022	33,201.9	23,352.96	27,372.15
6/30/2022	22,878.78	19,623.49	22,965.23
9/30/2022	20,730.9	18,913.12	21,844.53
12/31/2022	26,160.51	21,585.54	23,495.98
3/31/2023	27,368.85	22,472.71	25,258.18
6/30/2023	30,290.41	23,931.19	27,465.74
9/30/2023	26,662.28	22,696.34	26,567.61
12/31/2023	33,280.59	25,658.21	29,673.36
3/31/2024	40,128.89	28,472.92	32,806.87
5/31/2024	37,973.52	27,909.15	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Industrials from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Industrials - NAV	53.88%	14.28%	14.27%
Ultra Industrials - Market Price	53.70%	14.26%	14.30%
S&P Industrials Select Sector Index	29.78%	13.42%	10.80%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Industrial Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Industrial Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$23,301,661
  Number of Portfolio Holdings87
  Net Investment Advisory Fees$53,045
  Portfolio Turnover Rate8%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Industrials Select Sector Index

Composition	% of Index
Capital Goods	67.3%
Transportation	18.4%
Commercial & Professional Services	14.3%

Largest Holdings

Company	% of Net Assets
General Electric Co.	3.2%
Caterpillar, Inc.	3.1%
RTX Corp.	2.6%
Union Pacific Corp.	2.5%
Honeywell International, Inc.	2.4%
Eaton Corp. plc	2.4%
Uber Technologies, Inc.	2.4%
Boeing Co. (The)	1.8%
Lockheed Martin Corp.	1.8%
Automatic Data Processing, Inc.	1.8%

Ultra Industrials - UXI

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UXI524

Short MSCI EAFE

EFZ - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short MSCI EAFE (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFZ	$90	0.95%

How Did the Fund Perform Last Year?

Short MSCI EAFE (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -9.84% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 18.53% and a volatility of 11.43%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short MSCI EAFE : $5,522	MSCI EAFE Index : $15,765
5/31/2014	10,000	10,000
6/30/2014	9,898.060000	10,096
9/30/2014	10,502.860000	9,502.760000
12/31/2014	10,874.010000	9,163.320000
3/31/2015	10,218.120000	9,610.310000
6/30/2015	10,082.040000	9,669.890000
9/30/2015	11,009.170000	8,680.660000
12/31/2015	10,567.060000	9,089.520000
3/31/2016	10,736.920000	8,861.370000
6/30/2016	10,588.940000	8,731.800000
9/30/2016	9,946.060000	9,293.630000
12/31/2016	10,053.460000	9,227.320000
3/31/2017	9,297.560000	9,895.880000
6/30/2017	8,722.090000	10,501.500000
9/30/2017	8,307.680000	11,068.590000
12/31/2017	8,018.700000	11,536.790000
3/31/2018	8,063.580000	11,360.270000
6/30/2018	8,244.840000	11,219.410000
9/30/2018	8,147.440000	11,370.870000
12/31/2018	9,327.850000	9,944.960000
3/31/2019	8,499.360000	10,937.470000
6/30/2019	8,254.020000	11,339.970000
9/30/2019	8,353.300000	11,218.630000
12/31/2019	7,779.160000	12,135.190000
3/31/2020	9,548.640000	9,364.730000
6/30/2020	8,071.050000	10,758.200000
9/30/2020	7,648.520000	11,274.590000
12/31/2020	6,544.010000	13,084.170000
3/31/2021	6,250.920000	13,539.490000
6/30/2021	5,889.080000	14,239.490000
9/30/2021	5,914.910000	14,175.410000
12/31/2021	5,708.770000	14,556.730000
3/31/2022	6,011.580000	13,696.420000
6/30/2022	6,837.860000	11,709.070000
9/30/2022	7,595.020000	10,613.100000
12/31/2022	6,456.390000	12,453.420000
3/31/2023	5,987.890000	13,508.220000
6/30/2023	5,893.890000	13,906.710000
9/30/2023	6,302.260000	13,335.150000
12/31/2023	5,786.740000	14,724.670000
3/31/2024	5,548.400000	15,559.560000
5/31/2024	5,521.870000	15,764.940000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI EAFE from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short MSCI EAFE - NAV	- 9.84%	-8.74%	-5.77%
Short MSCI EAFE - Market Price	-9.93%	-8.75%	-5.77%
MSCI EAFE Index	18.53%	8.04%	4.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$20,707,403
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$212,592
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index

Composition	% of Index
Financials	19.9%
Industrials	17.1%
Health Care	13.0%
Consumer Discretionary	11.6%
Information Technology	8.9%
Consumer Staples	8.6%
Materials	7.2%
Energy	4.2%
Communication Services	4.0%
Utilities	3.3%
Real Estate	2.2%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	96.2%
Repurchase Agreements with various counterparties	36.2%

MSCI EAFE Index

Country	% of Index
Japan	22.6%
United Kingdom	15.2%
France	11.9%
Others	10.2%
Switzerland	9.5%
Germany	8.5%
Australia	7.2%
Netherlands	5.1%
Denmark	3.8%
Sweden	3.2%
Italy	2.8%

Short MSCI EAFE - EFZ

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EFZ524

Nasdaq-100 Dorsey Wright Momentum ETF

QQQA - NASDAQ

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QQQA	$67	0.58%

How Did the Fund Perform Last Year?

Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Dorsey Wright Momentum Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology drove strong performance of the Nasdaq-100® and performance of the Fund. For the year ended

May 31, 2024, the Fund had a total return of 28.78%. For the same period, the Index had a total return of 29.63% and a volatility of 19.88%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Nasdaq-100 Dorsey Wright Momentum ETF : $10,869	Nasdaq-100 Dorsey Wright Momentum Index : $11,083	Nasdaq-100® Index : $14,798
5/18/2021	10,000	10,000	10,000
6/30/2021	10,747	10,757	11,021
9/30/2021	10,709	10,735	11,141
12/31/2021	11,168	11,215	12,398
3/31/2022	10,263	10,324	11,293
6/30/2022	7,922	7,979	9,475
9/30/2022	7,542	7,607	9,013
12/31/2022	7,917	7,998	9,694
3/31/2023	8,121	8,217	10,421
6/30/2023	8,921	9,042	12,025
9/30/2023	8,441	8,569	11,681
12/31/2023	9,865	10,032	13,386
3/31/2024	10,886	11,088	14,554
5/31/2024	10,869	11,083	14,798
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Nasdaq-100 Dorsey Wright Momentum ETF from May 18, 2021 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (5/18/21)
Nasdaq-100 Dorsey Wright Momentum ETF - NAV	28.78%	2.78%
Nasdaq-100 Dorsey Wright Momentum ETF - Market Price	28.80%	2.75%
Nasdaq-100 Dorsey Wright Momentum Index	29.63%	3.44%
Nasdaq-100® Index	31.12%	12.69%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Nasdaq®is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the Nasdaq-100 Dorsey Wright Momentum Index are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$12,107,094
  Number of Portfolio Holdings22
  Net Investment Advisory Fees$65,099
  Portfolio Turnover Rate129%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100 Dorsey Wright Momentum Index

Composition	% of Index
Information Technology	53.5%
Consumer Discretionary	13.3%
Communication Services	9.2%
Industrials	8.8%
Utilities	5.4%
Consumer Staples	5.2%
Energy	4.6%

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	5.9%
QUALCOMM, Inc.	5.6%
Constellation Energy Corp.	5.4%
KLA Corp.	5.3%
Costco Wholesale Corp.	5.2%
Booking Holdings, Inc.	5.1%
Applied Materials, Inc.	4.9%
Netflix, Inc.	4.9%
Micron Technology, Inc.	4.8%
Crowdstrike Holdings, Inc., Class A	4.8%

Nasdaq-100 Dorsey Wright Momentum Index

Country	% of Index
United States	100.0%

Nasdaq-100 Dorsey Wright Momentum ETF - QQQA

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

QQQA524

UltraShort Technology

REW - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Technology (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REW	$77	0.95%

How Did the Fund Perform Last Year?

UltraShort Technology(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -38.61% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 29.17% and a volatility of 17.51%. The index performance was driven by factors such as enthusiasm for artificial intelligence and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Technology : $62	S&P Technology Select Sector Index : $61,433	S&P Total Market Index : $31,100
5/31/2014	10,000	10,000	10,000
6/30/2014	9,386.810000	10,189	10,253
9/30/2014	8,503.190000	10,637.200000	10,246.850000
12/31/2014	7,646.270000	11,076.750000	10,780.710000
3/31/2015	7,350.410000	11,170.500000	10,974.760000
6/30/2015	7,231.760000	11,170.500000	10,989.030000
9/30/2015	7,627.480000	10,620.910000	10,190.130000
12/31/2015	6,311.400000	11,530.060000	10,831.090000
3/31/2016	5,835.320000	11,747.980000	10,931.810000
6/30/2016	6,020.140000	11,438.650000	11,218.230000
9/30/2016	4,614.520000	12,992.470000	11,717.440000
12/31/2016	4,432.420000	13,169.370000	12,202.540000
3/31/2017	3,465.390000	14,860.780000	12,909.070000
6/30/2017	3,181.980000	15,419.540000	13,297.630000
9/30/2017	2,720.010000	16,613.020000	13,905.330000
12/31/2017	2,282.330000	18,079.940000	14,785.540000
3/31/2018	2,034.190000	18,759.750000	14,696.830000
6/30/2018	1,772.930000	19,958.500000	15,265.590000
9/30/2018	1,483.560000	21,774.720000	16,350.980000
12/31/2018	2,024.090000	17,966.320000	14,002.980000
3/31/2019	1,386.990000	21,500.300000	15,969
6/30/2019	1,259.230000	22,414.060000	16,622.130000
9/30/2019	1,155.190000	23,158.210000	16,811.620000
12/31/2019	878.730000	26,495.310000	18,331.390000
3/31/2020	856.220000	23,376.810000	14,489.130000
6/30/2020	449.080000	30,827	17,689.780000
9/30/2020	337.610000	34,483.080000	19,294.240000
12/31/2020	252.090000	39,031.400000	22,142.070000
3/31/2021	223.370000	40,381.880000	23,570.240000
6/30/2021	167.410000	45,990.930000	25,524.210000
9/30/2021	157.680000	46,970.540000	25,493.580000
12/31/2021	116.690000	53,565.200000	27,823.690000
3/31/2022	131.330000	48,240.820000	26,321.210000
6/30/2022	194.090000	37,420.400000	21,888.720000
9/30/2022	214.610000	34,640.070000	20,890.600000
12/31/2022	192.230000	35,069.600000	22,390.540000
3/31/2023	119.830000	43,749.330000	24,011.620000
6/30/2023	90.290000	50,504.230000	26,026.190000
9/30/2023	102.040000	47,701.240000	25,169.930000
12/31/2023	74.410000	56,149.130000	28,223.040000
3/31/2024	63.190000	60,927.420000	31,059.460000
5/31/2024	62.360000	61,433.120000	31,099.840000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Technology from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Technology - NAV	- 38.61%	-46.89%	-39.81%
UltraShort Technology - Market Price	-38.27%	-46.85%	-39.81%
S&P Technology Select Sector Index	29.17%	25.29%	20.47%
S&P Total Market Index	27.68%	14.88%	12.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Technology Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Technology Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$3,949,710
  Number of Portfolio Holdings10
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Technology Select Sector Index

Composition	% of Index
Software & Services	42.0%
Technology Hardware & Equipment	29.7%
Semiconductors & Semiconductor Equipment	28.3%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	86.5%
Repurchase Agreements with various counterparties	8.7%

UltraShort Technology - REW

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

REW524

Ultra Materials

UYM - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Materials (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYM	$115	0.95%

How Did the Fund Perform Last Year?

Ultra Materials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Materials Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 41.07% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 24.59% and a volatility of 14.44%. The index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Materials : $21,928	S&P Materials Select Sector Index : $21,999	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,377.04	10,168	10,207
9/30/2014	10,057.51	10,044.12	10,322.12
12/31/2014	9,241.18	9,700.36	10,831.28
3/31/2015	9,096.02	9,677.99	10,934.25
6/30/2015	8,824.32	9,566.7	10,964.86
9/30/2015	5,649.81	7,733.72	10,258.73
12/31/2015	6,710.33	8,493.94	10,980.94
3/31/2016	7,142.18	8,854.09	11,129.18
6/30/2016	7,643.91	9,221.56	11,402.43
9/30/2016	8,282.32	9,648.73	11,841.66
12/31/2016	9,205.54	10,215.94	12,294.51
3/31/2017	10,553.8	10,988.04	13,040.31
6/30/2017	10,647.77	11,092.43	13,443.26
9/30/2017	12,247.38	11,946.54	14,045.52
12/31/2017	13,894.06	12,780.41	14,978.14
3/31/2018	12,146.15	12,073.66	14,864.31
6/30/2018	12,822.37	12,505.89	15,374.15
9/30/2018	12,614.49	12,494.64	16,559.5
12/31/2018	9,035.37	10,714.15	14,320.66
3/31/2019	10,617.62	11,722.35	16,275.43
6/30/2019	11,410.33	12,265.1	16,975.27
9/30/2019	10,715.83	11,987.91	17,263.85
12/31/2019	12,109.78	12,830.66	18,829.68
3/31/2020	5,530.16	9,117.46	15,139.06
6/30/2020	8,844.61	11,816.23	18,248.63
9/30/2020	10,738.67	13,131.38	19,878.23
12/31/2020	14,092.5	15,179.88	22,293.43
3/31/2021	17,097.69	16,863.32	23,668.94
6/30/2021	18,394.55	17,595.19	25,692.63
9/30/2021	16,492.53	16,762.94	25,841.65
12/31/2021	21,831.05	19,396.4	28,691.98
3/31/2022	22,752.6	19,980.23	27,372.15
6/30/2022	14,816.05	16,355.82	22,965.23
9/30/2022	12,703.83	15,345.03	21,844.53
12/31/2022	16,743.93	17,929.13	23,495.98
3/31/2023	18,233.74	18,979.78	25,258.18
6/30/2023	18,984.29	19,608.01	27,465.74
9/30/2023	16,822.6	18,674.67	26,567.61
12/31/2023	19,735.63	20,482.37	29,673.36
3/31/2024	22,952.81	22,336.03	32,806.87
5/31/2024	21,927.6	21,998.75	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Materials from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Materials - NAV	41.07%	19.38%	8.17%
Ultra Materials - Market Price	40.19%	19.32%	8.14%
S&P Materials Select Sector Index	24.59%	14.03%	8.68%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Materials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Materials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$45,058,883
  Number of Portfolio Holdings34
  Net Investment Advisory Fees$213,282
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Materials Select Sector Index

Composition	% of Index
Chemicals	65.3%
Metals & Mining	18.1%
Containers & Packaging	9.8%
Construction Materials	6.8%

Largest Holdings

Company	% of Net Assets
Linde plc	15.2%
Freeport-McMoRan, Inc.	5.4%
Sherwin-Williams Co. (The)	5.1%
Air Products and Chemicals, Inc.	4.3%
Ecolab, Inc.	4.2%
Newmont Corp.	3.5%
Nucor Corp.	3.0%
Dow, Inc.	2.9%
Corteva, Inc.	2.8%
Martin Marietta Materials, Inc.	2.5%

Ultra Materials - UYM

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UYM524

Short MSCI Emerging Markets

EUM - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short MSCI Emerging Markets (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUM	$92	0.95%

How Did the Fund Perform Last Year?

Short MSCI Emerging Markets (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -5.94% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 12.39% and a volatility of 12.68%. The index performance was muted relative to the S&P 500® with one factor being the absence of "Magnificent Seven" companies which bolstered the returns of the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short MSCI Emerging Markets : $5,872	MSCI Emerging Markets Index : $13,009
5/31/2014	10,000	10,000
6/30/2014	9,749.34	10,266
9/30/2014	10,054.42	9,907.2
12/31/2014	10,365.78	9,460.88
3/31/2015	10,028.81	9,672.71
6/30/2015	9,991.63	9,739.46
9/30/2015	11,784.66	7,996.09
12/31/2015	11,607.51	8,048.87
3/31/2016	10,667.79	8,508.46
6/30/2016	10,364.6	8,564.75
9/30/2016	9,403.79	9,337.85
12/31/2016	9,834.61	8,948.98
3/31/2017	8,700.99	9,973.19
6/30/2017	8,214.81	10,598.51
9/30/2017	7,567.49	11,434.73
12/31/2017	7,072.23	12,285.48
3/31/2018	6,816.13	12,459.93
6/30/2018	7,519	11,468.12
9/30/2018	7,562.13	11,343.12
12/31/2018	8,104.85	10,496.92
3/31/2019	7,368.46	11,537.17
6/30/2019	7,319.31	11,607.54
9/30/2019	7,685.8	11,114.22
12/31/2019	6,860.77	12,430.15
3/31/2020	8,399.76	9,496.63
6/30/2020	6,941.4	11,213.62
9/30/2020	6,214.15	12,285.64
12/31/2020	5,195.54	14,705.92
3/31/2021	4,948.6	15,042.68
6/30/2021	4,719.21	15,802.34
9/30/2021	5,101.39	14,523.93
12/31/2021	5,131.1	14,333.67
3/31/2022	5,426.98	13,334.61
6/30/2022	5,964.83	11,807.8
9/30/2022	6,839.03	10,441.63
12/31/2022	6,184.65	11,454.47
3/31/2023	5,989.99	11,908.07
6/30/2023	6,006.58	12,015.24
9/30/2023	6,342.72	11,663.2
12/31/2023	5,955.52	12,579.92
3/31/2024	5,912.45	12,842.84
5/31/2024	5,871.81	13,008.52
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MSCI Emerging Markets from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short MSCI Emerging Markets - NAV	- 5.94%	-5.45%	-5.18%
Short MSCI Emerging Markets - Market Price	-5.81%	-5.41%	-5.18%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$15,250,925
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$108,800
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index

Composition	% of Index
Information Technology	23.3%
Financials	22.1%
Consumer Discretionary	13.0%
Communication Services	9.0%
Materials	7.1%
Industrials	7.0%
Consumer Staples	5.5%
Energy	5.3%
Health Care	3.2%
Utilities	2.9%
Real Estate	1.6%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	54.9%
U.S. Treasury Bills	32.5%

MSCI Emerging Markets Index

Country	% of Index
China	27.1%
India	18.1%
Taiwan	18.0%
South Korea	11.6%
Others	8.3%
Brazil	4.7%
Saudi Arabia	3.8%
South Africa	2.8%
Mexico	2.5%
Indonesia	1.6%
Thailand	1.5%

Short MSCI Emerging Markets - EUM

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EUM524

On-Demand ETF

OND - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about On-Demand ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OND	$66	0.58%

How Did the Fund Perform Last Year?

On-Demand ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet On-Demand Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An allocation to Technology and stocks related to artificial intelligence drove strong performance in line with the S&P 500® . For the year ended May 31, 2024, the Fund had a total return of 27.67%. For the same period, the Index had a total return of 29.29% and a volatility of 19.15%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	On-Demand ETF : $7,038	FactSet On-Demand Index : $7,160	S&P Global 1200 Index : $11,583
10/26/2021	10,000	10,000	10,000
12/31/2021	8,428	8,433	10,257
3/31/2022	6,575	6,594	9,774
6/30/2022	4,892	4,891	8,278
9/30/2022	4,482	4,490	7,715
12/31/2022	4,912	4,923	8,531
3/31/2023	5,534	5,559	9,188
6/30/2023	5,887	5,923	9,818
9/30/2023	5,425	5,479	9,459
12/31/2023	6,218	6,294	10,527
3/31/2024	7,035	7,149	11,474
5/31/2024	7,038	7,160	11,583
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares On-Demand ETF from October 26, 2021 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (10/26/21)
On-Demand ETF - NAV	27.67%	-12.66%
On-Demand ETF - Market Price	28.09%	-12.70%
FactSet On-Demand Index	29.29%	-12.07%
S&P Global 1200 Index	24.99%	5.82%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "FactSet On-Demand Index" and "FactSet" are trademarks of FactSet Research Systems Inc. and have been licensed for use by ProShare Advisors LLC. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet On-Demand Index are not sponsored, endorsed, sold, or promoted by FactSet Research Systems Inc., and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$698,346
  Number of Portfolio Holdings25
  Net Investment Advisory Fees$3,588
  Portfolio Turnover Rate31%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FactSet On-Demand Index

Composition	% of Index
Communication Services	50.7%
Consumer Discretionary	21.0%
Industrials	13.6%
Information Technology	11.1%
Consumer Staples	3.6%

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	9.3%
Spotify Technology SA	6.5%
Zomato Ltd.	6.1%
Netflix, Inc.	5.4%
Meituan, Class B	4.7%
Grab Holdings Ltd., Class A	4.7%
DoorDash, Inc., Class A	4.5%
Lyft, Inc., Class A	4.5%
Uber Technologies, Inc.	4.4%
Capcom Co. Ltd.	4.4%

FactSet On-Demand Index

Country	% of Index
United States	48.8%
China	10.9%
Japan	9.6%
Luxembourg	6.5%
South Korea	6.1%
India	6.1%
Singapore	4.7%
Germany	3.7%
Netherlands	2.0%
France	1.6%

On-Demand ETF - OND

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

OND524

UltraShort Utilities

SDP - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Utilities (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDP	$84	0.95%

How Did the Fund Perform Last Year?

UltraShort Utilities (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -22.27% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 15.99% and a volatility of 17.26%. The index performance was driven by factors such as rising interest rates which muted the return of this typically interest-rate sensitive sector. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Utilities : $782	S&P Utilities Select Sector Index : $23,646	S&P Total Market Index : $31,100
5/31/2014	10,000	10,000	10,000
6/30/2014	9,126.580000	10,448	10,253
9/30/2014	9,874.770000	9,964	10,246.850000
12/31/2014	7,493.130000	11,313.020000	10,780.710000
3/31/2015	8,018.880000	10,776.900000	10,974.760000
6/30/2015	9,005.270000	10,099.030000	10,989.030000
9/30/2015	7,931.620000	10,613.070000	10,190.130000
12/31/2015	7,504.880000	10,791.370000	10,831.090000
3/31/2016	5,516.890000	12,481.300000	10,931.810000
6/30/2016	4,751.420000	13,355.640000	11,218.230000
9/30/2016	5,265.280000	12,571.090000	11,717.440000
12/31/2016	5,090.790000	12,632.360000	12,202.540000
3/31/2017	4,472.020000	13,425.540000	12,909.070000
6/30/2017	4,275.410000	13,720.900000	13,297.630000
9/30/2017	4,023.880000	14,135.270000	13,905.330000
12/31/2017	3,978.670000	14,204.540000	14,785.540000
3/31/2018	4,209.320000	13,737.210000	14,696.830000
6/30/2018	3,854.800000	14,349.890000	15,265.590000
9/30/2018	3,668.750000	14,711.500000	16,350.980000
12/31/2018	3,577.130000	14,826.250000	14,002.980000
3/31/2019	2,921.330000	16,427.490000	15,969
6/30/2019	2,743.040000	16,967.950000	16,622.130000
9/30/2019	2,325.110000	18,461.130000	16,811.620000
12/31/2019	2,311.590000	18,523.900000	18,331.390000
3/31/2020	2,327.830000	15,910.180000	14,489.130000
6/30/2020	1,973.810000	16,303.160000	17,689.780000
9/30/2020	1,739.640000	17,134.620000	19,294.240000
12/31/2020	1,469.740000	18,409.440000	22,142.070000
3/31/2021	1,347.190000	18,983.810000	23,570.240000
6/30/2021	1,335.660000	18,894.590000	25,524.210000
9/30/2021	1,285.920000	19,108.100000	25,493.580000
12/31/2021	986.070000	21,615.080000	27,823.690000
3/31/2022	885.810000	22,561.820000	26,321.210000
6/30/2022	951.840000	21,422.450000	21,888.720000
9/30/2022	1,049.530000	20,149.950000	20,890.600000
12/31/2022	861.730000	21,943.300000	22,390.540000
3/31/2023	916.390000	21,258.670000	24,011.620000
6/30/2023	980.730000	20,720.820000	26,026.190000
9/30/2023	1,206.410000	18,804.150000	25,169.930000
12/31/2023	1,023.990000	20,413.780000	28,223.040000
3/31/2024	948.800000	21,346.690000	31,059.460000
5/31/2024	781.950000	23,645.730000	31,099.840000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Utilities from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Utilities - NAV	- 22.27%	-23.22%	-22.50%
UltraShort Utilities - Market Price	-22.29%	-23.19%	-22.51%
S&P Utilities Select Sector Index	15.99%	8.02%	9.13%
S&P Total Market Index	27.68%	14.88%	12.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Utilities Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Utilities Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$1,552,140
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Utilities Select Sector Index

Composition	% of Index
Electric Utilities	66.0%
Multi-Utilities	25.7%
Independent Power and Renewable Electricity Producers	4.4%
Water Utilities	2.3%
Gas Utilities	1.6%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	76.4%
U.S. Treasury Bills	32.0%

UltraShort Utilities - SDP

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SDP524

Ultra MidCap400

MVV - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra MidCap400 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MVV	$116	0.95%

How Did the Fund Perform Last Year?

Ultra MidCap400(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 43.73% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 15.69%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra MidCap400 : $30,690	S&P MidCap 400® Index : $25,362	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	10,826.730000	10,414	10,233
9/30/2014	9,900.840000	9,999.180000	10,278.030000
12/31/2014	11,089.700000	10,634.020000	10,812.480000
3/31/2015	12,200.070000	11,199.090000	10,962.780000
6/30/2015	11,869.920000	11,080.380000	10,981.410000
9/30/2015	9,802.100000	10,138.550000	10,246.760000
12/31/2015	10,223.630000	10,402.150000	10,922.020000
3/31/2016	10,856.970000	10,795.350000	11,093.490000
6/30/2016	11,611.030000	11,226.430000	11,381.920000
9/30/2016	12,493.650000	11,691.690000	11,834.920000
12/31/2016	14,299.580000	12,558.800000	12,346.190000
3/31/2017	15,322.180000	13,053.610000	13,054.860000
6/30/2017	15,793.210000	13,310.760000	13,441.290000
9/30/2017	16,687.400000	13,739.370000	14,038.080000
12/31/2017	18,690.760000	14,598.080000	14,954.770000
3/31/2018	18,123.510000	14,485.670000	14,847.090000
6/30/2018	19,473.780000	15,107.110000	15,389.010000
9/30/2018	20,792.360000	15,690.240000	16,520.110000
12/31/2018	13,895.200000	12,978.970000	14,212.250000
3/31/2019	17,935.790000	14,859.620000	16,150.800000
6/30/2019	18,754.250000	15,312.840000	16,822.670000
9/30/2019	18,402.640000	15,299.060000	17,080.060000
12/31/2019	20,856.740000	16,379.170000	18,603.600000
3/31/2020	9,181.310000	11,514.560000	14,776.840000
6/30/2020	13,389.750000	14,286.110000	17,845.990000
9/30/2020	14,506.260000	14,967.560000	19,373.600000
12/31/2020	22,134.090000	18,615.150000	21,938.670000
3/31/2021	28,047.970000	21,122.620000	23,454.630000
6/30/2021	29,829.340000	21,891.480000	25,363.840000
9/30/2021	28,503.260000	21,506.190000	25,452.610000
12/31/2021	32,844.200000	23,226.680000	28,178.590000
3/31/2022	29,179.380000	22,093.220000	26,871.100000
6/30/2022	20,290.180000	18,686.450000	22,566.350000
9/30/2022	18,850.530000	18,226.760000	21,492.190000
12/31/2022	22,403.310000	20,191.610000	23,166.430000
3/31/2023	23,499.680000	20,960.910000	24,825.150000
6/30/2023	25,207.050000	21,977.510000	26,907.980000
9/30/2023	22,607.920000	21,054.450000	26,003.870000
12/31/2023	27,406.460000	23,511.510000	29,067.130000
3/31/2024	32,390.830000	25,850.900000	32,063.950000
5/31/2024	30,689.810000	25,362.320000	32,221.060000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MidCap400 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra MidCap400 - NAV	43.73%	13.56%	11.87%
Ultra MidCap400 - Market Price	43.61%	13.58%	11.88%
S&P MidCap 400® Index	25.97%	12.25%	9.75%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$137,634,287
  Number of Portfolio Holdings414
  Net Investment Advisory Fees$926,680
  Portfolio Turnover Rate27%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	112%
Futures Contracts	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400® Index

Composition	% of Index
Industrials	22.1%
Financials	16.0%
Consumer Discretionary	15.3%
Information Technology	9.9%
Health Care	8.0%
Real Estate	7.1%
Materials	7.0%
Energy	5.7%
Consumer Staples	4.8%
Utilities	2.6%
Communication Services	1.5%

Largest Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.6%
GoDaddy, Inc., Class A	0.6%
Williams-Sonoma, Inc.	0.6%
EMCOR Group, Inc.	0.5%
Pure Storage, Inc., Class A	0.5%
Reliance, Inc.	0.5%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Burlington Stores, Inc.	0.4%
Watsco, Inc.	0.4%

Ultra MidCap400 - MVV

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

MVV524

Ultra MSCI EAFE

EFO - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra MSCI EAFE (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFO	$108	0.95%

How Did the Fund Perform Last Year?

Ultra MSCI EAFE(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 27.13% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 18.53% and a volatility of 11.43%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra MSCI EAFE : $12,417	MSCI EAFE Index : $15,765
5/31/2014	10,000	10,000
6/30/2014	10,166.250000	10,096
9/30/2014	8,861.990000	9,502.760000
12/31/2014	8,035.020000	9,163.320000
3/31/2015	8,849.310000	9,610.310000
6/30/2015	8,880.920000	9,669.890000
9/30/2015	7,124.840000	8,680.660000
12/31/2015	7,551.660000	9,089.520000
3/31/2016	7,034.090000	8,861.370000
6/30/2016	6,843.340000	8,731.810000
9/30/2016	7,618.310000	9,293.640000
12/31/2016	7,368	9,227.320000
3/31/2017	8,521.010000	9,895.880000
6/30/2017	9,555.230000	10,501.500000
9/30/2017	10,451.730000	11,068.590000
12/31/2017	11,146.270000	11,536.790000
3/31/2018	10,769.530000	11,360.270000
6/30/2018	10,213.790000	11,219.410000
9/30/2018	10,375.280000	11,370.870000
12/31/2018	7,754.210000	9,944.960000
3/31/2019	9,279.760000	10,937.470000
6/30/2019	9,782.980000	11,339.970000
9/30/2019	9,477.770000	11,218.630000
12/31/2019	10,854.720000	12,135.190000
3/31/2020	5,978.830000	9,364.730000
6/30/2020	7,753.130000	10,758.200000
9/30/2020	8,386.180000	11,274.590000
12/31/2020	11,104.610000	13,084.170000
3/31/2021	11,897.010000	13,539.490000
6/30/2021	13,097.750000	14,239.490000
9/30/2021	12,701.250000	14,175.410000
12/31/2021	13,311.650000	14,556.730000
3/31/2022	11,449.010000	13,696.420000
6/30/2022	8,437.800000	11,709.070000
9/30/2022	6,592.250000	10,613.100000
12/31/2022	8,786.800000	12,453.420000
3/31/2023	10,154.120000	13,508.220000
6/30/2023	10,564.650000	13,906.710000
9/30/2023	9,315.510000	13,335.150000
12/31/2023	11,121.930000	14,724.670000
3/31/2024	12,212.530000	15,559.560000
5/31/2024	12,417	15,764.940000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI EAFE from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra MSCI EAFE - NAV	27.13%	7.22%	2.19%
Ultra MSCI EAFE - Market Price	27.27%	7.34%	2.20%
MSCI EAFE Index	18.53%	8.04%	4.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$10,738,557
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index

Composition	% of Index
Financials	19.9%
Industrials	17.1%
Health Care	13.0%
Consumer Discretionary	11.6%
Information Technology	8.9%
Consumer Staples	8.6%
Materials	7.2%
Energy	4.2%
Communication Services	4.0%
Utilities	3.3%
Real Estate	2.2%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	49.4%

MSCI EAFE Index

Country	% of Index
Japan	22.6%
United Kingdom	15.2%
France	11.9%
Others	10.2%
Switzerland	9.5%
Germany	8.5%
Australia	7.2%
Netherlands	5.1%
Denmark	3.8%
Sweden	3.2%
Italy	2.8%

Ultra MSCI EAFE - EFO

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EFO524

Pet Care ETF

PAWZ - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Pet Care ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAWZ	$53	0.50%

How Did the Fund Perform Last Year?

Pet Care ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Pet Care Index (the

“Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. A substantial allocation to pet healthcare drove performance roughly in line with the S&P 500® healthcare sector. For the year ended May 31, 2024, the Fund had a total return of 12.70%. For the same period, the Index had a total return of 13.47% and a volatility of 15.73%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Pet Care ETF : $13,638	FactSet Pet Care Index : $14,057	S&P Global 1200 Index : $18,929
11/5/2018	10,000	10,000	10,000
12/31/2018	9,086	9,089	9,307
3/31/2019	10,069	10,097	10,449
6/30/2019	10,687	10,733	10,878
9/30/2019	9,943	9,999	10,957
12/31/2019	11,155	11,228	11,933
3/31/2020	9,823	9,888	9,461
6/30/2020	12,400	12,502	11,222
9/30/2020	15,049	15,216	12,076
12/31/2020	18,002	18,229	13,791
3/31/2021	18,177	18,438	14,520
6/30/2021	20,368	20,714	15,614
9/30/2021	19,595	19,960	15,512
12/31/2021	19,949	20,351	16,763
3/31/2022	16,812	17,186	15,973
6/30/2022	13,338	13,601	13,528
9/30/2022	11,204	11,440	12,608
12/31/2022	11,942	12,197	13,942
3/31/2023	12,594	12,901	15,015
6/30/2023	12,880	13,204	16,045
9/30/2023	11,380	11,677	15,458
12/31/2023	13,447	13,813	17,203
3/31/2024	12,733	13,109	18,751
5/31/2024	13,638	14,057	18,929
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Pet Care ETF from November 5, 2018 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (11/5/18)
Pet Care ETF - NAV	12.70%	6.41%	5.73%
Pet Care ETF - Market Price	12.26%	6.37%	5.69%
FactSet Pet Care Index	13.47%	7.01%	6.30%
S&P Global 1200 Index	24.99%	13.13%	12.09%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "FactSet Pet Care Index" and "FactSet" are trademarks of FactSet Research Systems Inc. All have been licensed for use by ProShares. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet Pet Care Index are not sponsored, endorsed, sold, or promoted by these entities or their affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$71,003,880
  Number of Portfolio Holdings30
  Net Investment Advisory Fees$405,925
  Portfolio Turnover Rate72%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FactSet Pet Care Index

Composition	% of Index
Health Care	33.2%
Consumer Staples	30.1%
Consumer Discretionary	29.3%
Financials	7.4%

Largest Holdings

Company	% of Net Assets
Chewy, Inc., Class A	12.4%
Freshpet, Inc.	10.1%
Zoetis, Inc., Class A	9.2%
IDEXX Laboratories, Inc.	9.0%
Pets at Home Group plc	7.1%
CVS Group plc	5.0%
Trupanion, Inc.	4.8%
Virbac SACA	4.2%
Nestle SA (Registered)	4.2%
Merck & Co., Inc.	4.0%

FactSet Pet Care Index

Country	% of Index
United States	66.1%
United Kingdom	14.4%
Sweden	5.9%
Switzerland	5.0%
Canada	4.5%
Thailand	2.3%
Japan	1.8%

Pet Care ETF - PAWZ

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

PAWZ524

UltraPro Short QQQ

SQQQ - NASDAQ

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraPro Short QQQ (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SQQQ	$70	0.95%

How Did the Fund Perform Last Year?

UltraPro Short QQQ® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -53.60% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 31.12% and a volatility of 16.02%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraPro Short QQQ : $6	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000
6/30/2014	9,108.630000	10,309
9/30/2014	7,592.860000	10,878.940000
12/31/2014	6,316.700000	11,411.650000
3/31/2015	5,655.990000	11,711.240000
6/30/2015	5,241.450000	11,915.020000
9/30/2015	5,516.210000	11,363.350000
12/31/2015	3,949.480000	12,523.550000
3/31/2016	3,903.400000	12,285.600000
6/30/2016	3,888.930000	12,145.660000
9/30/2016	2,819.850000	13,446.070000
12/31/2016	2,762.400000	13,456.230000
3/31/2017	1,956.780000	15,083.510000
6/30/2017	1,706.200000	15,715.510000
9/30/2017	1,412.820000	16,685.160000
12/31/2017	1,139.610000	17,896.500000
3/31/2018	969.040000	18,460.240000
6/30/2018	766.310000	19,802.300000
9/30/2018	596.150000	21,507.280000
12/31/2018	900.640000	17,902.660000
3/31/2019	548.210000	20,926.420000
6/30/2019	476.030000	21,815.790000
9/30/2019	444.060000	22,097.210000
12/31/2019	306.800000	24,967.640000
3/31/2020	268.330000	22,398.470000
6/30/2020	104.060000	29,185.210000
9/30/2020	65.410000	32,868.380000
12/31/2020	41.790000	37,170.850000
3/31/2021	36.220000	37,825.060000
6/30/2021	25.160000	42,129.550000
9/30/2021	23.790000	42,588.760000
12/31/2021	16.340000	47,392.770000
3/31/2022	18.650000	43,170.080000
6/30/2022	32.380000	33,543.150000
9/30/2022	33.720000	32,060.540000
12/31/2022	29.800000	32,047.720000
3/31/2023	16.290000	38,704.030000
6/30/2023	10.620000	44,660.580000
9/30/2023	11.690000	43,383.290000
12/31/2023	7.860000	49,717.250000
3/31/2024	6.200000	54,052.590000
5/31/2024	5.950000	54,960.670000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short QQQ from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short QQQ - NAV	- 53.60%	-60.25%	-52.42%
UltraPro Short QQQ - Market Price	-53.62%	-60.26%	-52.43%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$2,765,099,418
  Number of Portfolio Holdings27
  Net Investment Advisory Fees$27,190,995
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299)%
Futures Contracts	(1)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100® Index

Composition	% of Index
Information Technology	50.3%
Communication Services	15.9%
Consumer Discretionary	12.6%
Consumer Staples	6.5%
Health Care	6.2%
Industrials	4.5%
Materials	1.5%
Utilities	1.3%
Energy	0.5%
Financials	0.5%
Real Estate	0.2%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	152.0%
Repurchase Agreements with various counterparties	3.7%

UltraPro Short QQQ - SQQQ

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SQQQ524

Ultra MSCI Brazil Capped

UBR - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra MSCI Brazil Capped (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBR	$97	0.95%

How Did the Fund Perform Last Year?

Ultra MSCI Brazil Capped(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 4.31% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 11.16% and a volatility of 20.66%. The index performance was driven by factors such as middling commodity prices which supported Brazilian equity performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra MSCI Brazil Capped : $1,667	MSCI Brazil 25/50 Index : $9,737	MSCI Emerging Markets Index : $13,009
5/31/2014	10,000	10,000	10,000
6/30/2014	10,940.79	10,511	10,266
9/30/2014	8,834.97	9,575.44	9,907.2
12/31/2014	6,057.28	8,190.23	9,460.88
3/31/2015	4,303	7,001.06	9,672.71
6/30/2015	4,775.99	7,470.13	9,739.46
9/30/2015	2,045.87	4,975.85	7,996.09
12/31/2015	1,780.33	4,836.03	8,048.87
3/31/2016	2,687.25	6,190.12	8,508.46
6/30/2016	3,422.47	7,066.94	8,564.75
9/30/2016	4,186.92	7,861.66	9,337.85
12/31/2016	4,056.86	7,987.95	8,948.98
3/31/2017	5,006.09	8,780.2	9,973.19
6/30/2017	3,966.65	8,194.56	10,598.51
9/30/2017	5,835.26	10,018.67	11,434.73
12/31/2017	5,484.89	9,790.24	12,285.48
3/31/2018	6,575.32	10,824.09	12,459.93
6/30/2018	3,339.15	8,036.89	11,468.12
9/30/2018	3,535.85	8,493.38	11,343.12
12/31/2018	4,458.69	9,692.65	10,496.92
3/31/2019	4,934.1	10,487.44	11,537.17
6/30/2019	5,578.09	11,268.76	11,607.54
9/30/2019	5,021.36	10,797.73	11,114.22
12/31/2019	6,422.48	12,369.87	12,430.15
3/31/2020	1,149.08	6,187.41	9,496.63
6/30/2020	1,596.78	7,571.54	11,213.62
9/30/2020	1,429.66	7,348.18	12,285.64
12/31/2020	2,524.88	10,006.74	14,705.92
3/31/2021	1,979.91	9,033.09	15,042.68
6/30/2021	2,940.94	11,052.89	15,802.34
9/30/2021	1,791.76	8,855.57	14,523.93
12/31/2021	1,539.09	8,310.07	14,333.67
3/31/2022	2,732.73	11,265.96	13,334.61
6/30/2022	1,515.07	8,542.98	11,807.8
9/30/2022	1,693.08	9,234.11	10,441.63
12/31/2022	1,624.39	9,493.58	11,454.47
3/31/2023	1,478.15	9,236.31	11,908.07
6/30/2023	2,100.01	10,790.78	12,015.24
9/30/2023	1,814.43	10,253.4	11,663.2
12/31/2023	2,442.78	11,875.48	12,579.92
3/31/2024	2,042.05	10,876.76	12,842.84
5/31/2024	1,667.11	9,736.87	13,008.52
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Brazil Capped from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra MSCI Brazil Capped - NAV	4.31%	-19.66%	-16.40%
Ultra MSCI Brazil Capped - Market Price	4.02%	-19.70%	-16.75%
MSCI Brazil 25/50 Index	11.16%	-0.21%	0.65%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$3,268,377
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index

Composition	% of Index
Financials	26.2%
Energy	22.2%
Materials	17.3%
Utilities	10.1%
Industrials	8.5%
Consumer Staples	8.0%
Health Care	2.5%
Consumer Discretionary	2.3%
Communication Services	2.1%
Information Technology	0.8%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	78.3%

Ultra MSCI Brazil Capped - UBR

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UBR524

Ultra MSCI Emerging Markets

EET - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra MSCI Emerging Markets (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EET	$102	0.95%

How Did the Fund Perform Last Year?

Ultra MSCI Emerging Markets(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 14.13% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 12.39% and a volatility of 12.68%. The index performance was muted relative to the S&P 500 with one factor being the absence of "Magnificent Seven" companies which bolstered the returns of the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra MSCI Emerging Markets : $7,078	MSCI Emerging Markets Index : $13,009
5/31/2014	10,000	10,000
6/30/2014	10,469.89	10,266
9/30/2014	9,597.73	9,907.2
12/31/2014	8,728.94	9,460.88
3/31/2015	8,995.37	9,672.71
6/30/2015	8,823.47	9,739.46
9/30/2015	5,911.21	7,996.09
12/31/2015	5,797.56	8,048.87
3/31/2016	6,424.08	8,508.46
6/30/2016	6,450.32	8,564.75
9/30/2016	7,576.37	9,337.85
12/31/2016	6,684.06	8,948.98
3/31/2017	8,385.66	9,973.19
6/30/2017	9,255.51	10,598.51
9/30/2017	10,747.04	11,434.73
12/31/2017	12,127.76	12,285.48
3/31/2018	12,457.24	12,459.93
6/30/2018	10,008.72	11,468.12
9/30/2018	9,654.31	11,343.12
12/31/2018	8,028.27	10,496.92
3/31/2019	9,532.85	11,537.17
6/30/2019	9,525.61	11,607.54
9/30/2019	8,509.25	11,114.22
12/31/2019	10,578.77	12,430.15
3/31/2020	5,595.19	9,496.63
6/30/2020	7,567.17	11,213.62
9/30/2020	9,087.07	12,285.64
12/31/2020	12,614.77	14,705.92
3/31/2021	13,227.28	15,042.68
6/30/2021	14,151.69	15,802.34
9/30/2021	11,684	14,523.93
12/31/2021	11,222.82	14,333.67
3/31/2022	9,390.91	13,334.61
6/30/2022	7,374.31	11,807.8
9/30/2022	5,445.66	10,441.63
12/31/2022	6,381.29	11,454.47
3/31/2023	6,723.9	11,908.07
6/30/2023	6,702.44	12,015.24
9/30/2023	6,012.34	11,663.2
12/31/2023	6,823.04	12,579.92
3/31/2024	6,951.72	12,842.84
5/31/2024	7,078.02	13,008.52
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Emerging Markets from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra MSCI Emerging Markets - NAV	14.13%	-3.56%	-3.40%
Ultra MSCI Emerging Markets - Market Price	14.08%	-3.56%	-3.43%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$15,696,548
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$35,469
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index

Composition	% of Index
Information Technology	23.3%
Financials	22.1%
Consumer Discretionary	13.0%
Communication Services	9.0%
Materials	7.1%
Industrials	7.0%
Consumer Staples	5.5%
Energy	5.3%
Health Care	3.2%
Utilities	2.9%
Real Estate	1.6%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	44.1%
Repurchase Agreements with various counterparties	32.8%

MSCI Emerging Markets Index

Country	% of Index
China	27.1%
India	18.1%
Taiwan	18.0%
South Korea	11.6%
Others	8.3%
Brazil	4.7%
Saudi Arabia	3.8%
South Africa	2.8%
Mexico	2.5%
Indonesia	1.6%
Thailand	1.5%

Ultra MSCI Emerging Markets - EET

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EET524

S&P Global Core Battery Metals ETF

ION - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about S&P Global Core Battery Metals ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ION	$55	0.58%

How Did the Fund Perform Last Year?

S&P Global Core Battery Metals ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Global Core Battery Metals Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Falling lithium prices were a key driver of performance. For the year ended May 31, 2024, the Fund had a total return of -10.46%. For the same period, the Index had a total return of -8.85% and a volatility of 22.51%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P Global Core Battery Metals ETF : $7,971	S&P Global Core Battery Metals Index : $8,135	S&P Global 1200 Index : $13,346
11/29/2022	10,000	10,000	10,000
12/31/2022	9,594	9,584	9,829
3/31/2023	9,529	9,568	10,586
6/30/2023	9,329	9,385	11,312
9/30/2023	8,247	8,342	10,898
12/31/2023	8,224	8,369	12,128
3/31/2024	7,632	7,780	13,220
5/31/2024	7,971	8,135	13,346
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P Global Core Battery Metals ETF from November 29, 2022 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (11/29/22)
S&P Global Core Battery Metals ETF - NAV	- 10.46%	-14.02%
S&P Global Core Battery Metals ETF - Market Price	-10.11%	-13.98%
S&P Global Core Battery Metals Index	- 8.85%	-12.02%
S&P Global 1200 Index	24.99%	21.14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Global Core Battery Metals Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the "S&P Global Core Battery Metals Index" are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$2,336,939
  Number of Portfolio Holdings43
  Net Investment Advisory Fees$13,976
  Portfolio Turnover Rate56%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Global Core Battery Metals Index

Composition	% of Index
Metals & Mining	65.4%
Chemicals	24.2%
Trading Companies & Distributo	6.6%
Electrical Equipment	3.6%
Construction & Engineering	0.2%

Largest Holdings

Company	% of Net Assets
Arcadium Lithium plc	8.9%
Eramet SA	4.5%
IGO Ltd.	4.4%
Pilbara Minerals Ltd.	4.2%
Vale Indonesia Tbk. PT	3.9%
Albemarle Corp.	3.8%
Mineral Resources Ltd.	3.8%
Sociedad Quimica y Minera de Chile SA (ADR)	3.6%
Pacific Metals Co. Ltd.	3.5%
Tibet Mineral Development Co., Class A	3.4%

S&P Global Core Battery Metals Index

Country	% of Index
China	20.9%
Australia	18.2%
United Kingdom	11.4%
Japan	10.1%
Canada	9.6%
Indonesia	5.1%
France	4.5%
United States	3.9%
Chile	3.5%
Netherlands	2.9%
South Africa	2.8%
Hong Kong	2.2%
Switzerland	1.9%
Brazil	1.3%
Sweden	1.1%
South Korea	0.6%

S&P Global Core Battery Metals ETF - ION

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

ION524

UltraPro Short Russell2000

SRTY - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraPro Short Russell2000 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRTY	$74	0.95%

How Did the Fund Perform Last Year?

UltraPro Short Russell2000(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -45.13% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 20.12% and a volatility of 19.49%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraPro Short Russell2000 : $70	Russell 2000® Index : $20,917	Russell 3000 Index : $31,307
5/31/2014	10,000	10,000	10,000
6/30/2014	8,487.120000	10,532	10,251
9/30/2014	10,313.550000	9,756.850000	10,252.030000
12/31/2014	7,359.220000	10,705.990000	10,789.230000
3/31/2015	6,215.060000	11,167.950000	10,983.440000
6/30/2015	5,964.250000	11,214.860000	10,998.810000
9/30/2015	8,199.100000	9,878.050000	10,201.400000
12/31/2015	6,963.100000	10,232.670000	10,841.030000
3/31/2016	6,685.860000	10,077.130000	10,946.190000
6/30/2016	5,646.350000	10,459.240000	11,234.070000
9/30/2016	4,205.300000	11,405.370000	11,728.370000
12/31/2016	3,133.650000	12,412.860000	12,222.130000
3/31/2017	2,830.460000	12,718.940000	12,923.680000
6/30/2017	2,573.410000	13,031.830000	13,313.980000
9/30/2017	2,149.930000	13,770.730000	13,922.430000
12/31/2017	1,930.100000	14,230.670000	14,805.110000
3/31/2018	1,860.430000	14,219.290000	14,710.360000
6/30/2018	1,466.220000	15,321.280000	15,282.590000
9/30/2018	1,316.660000	15,869.790000	16,370.710000
12/31/2018	2,376.880000	12,664.090000	14,029.700000
3/31/2019	1,539.940000	14,510.510000	15,999.470000
6/30/2019	1,415.190000	14,815.230000	16,655.450000
9/30/2019	1,469.340000	14,459.670000	16,848.650000
12/31/2019	1,096.880000	15,896.960000	18,381.880000
3/31/2020	1,846.990000	11,030.900000	14,540.070000
6/30/2020	656.660000	13,834.950000	17,743.240000
9/30/2020	527.240000	14,517.020000	19,377.390000
12/31/2020	213.310000	19,071.010000	22,222
3/31/2021	132.050000	21,493.020000	23,633.090000
6/30/2021	110.080000	22,415.070000	25,580.460000
9/30/2021	118.180000	21,437.780000	25,554.880000
12/31/2021	103.070000	21,896.550000	27,926.370000
3/31/2022	116.480000	20,247.740000	26,451.860000
6/30/2022	177.120000	16,765.130000	22,034.400000
9/30/2022	174.450000	16,397.970000	21,051.660000
12/31/2022	132.790000	17,419.560000	22,563.170000
3/31/2023	118.350000	17,896.860000	24,183.210000
6/30/2023	100.560000	18,829.280000	26,212.180000
9/30/2023	118.850000	17,863.340000	25,360.290000
12/31/2023	76.960000	20,369.570000	28,421.270000
3/31/2024	65.250000	21,424.710000	31,269.080000
5/31/2024	70.350000	20,916.950000	31,306.610000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short Russell2000 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short Russell2000 - NAV	- 45.13%	-47.41%	-39.09%
UltraPro Short Russell2000 - Market Price	-45.24%	-47.43%	-39.08%
Russell 2000® Index	20.12%	8.60%	7.65%
Russell 3000 Index	27.58%	14.98%	12.07%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$120,150,750
  Number of Portfolio Holdings13
  Net Investment Advisory Fees$1,015,199
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(295)%
Futures Contracts	(5)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000® Index

Composition	% of Index
Industrials	17.5%
Financials	15.8%
Information Technology	15.0%
Health Care	14.9%
Consumer Discretionary	10.5%
Energy	7.6%
Real Estate	5.5%
Materials	4.9%
Consumer Staples	3.5%
Utilities	2.6%
Communication Services	2.2%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	106.0%
Repurchase Agreements with various counterparties	6.7%

UltraPro Short Russell2000 - SRTY

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SRTY524

Ultra MSCI Japan

EZJ - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra MSCI Japan (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EZJ	$108	0.95%

How Did the Fund Perform Last Year?

Ultra MSCI Japan(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 27.15% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 18.63% and a volatility of 15.95%. The index performance was driven by factors such as decent underlying performance plus the depreciation of the Yen drove performance. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra MSCI Japan : $15,874	MSCI Japan Index : $18,432	MSCI EAFE Index : $15,765
5/31/2014	10,000	10,000	10,000
6/30/2014	10,936.16	10,523	10,096
9/30/2014	10,385.38	10,280.44	9,502.76
12/31/2014	9,460.51	10,031.56	9,163.32
3/31/2015	11,663.59	11,055.68	9,610.31
6/30/2015	12,213.55	11,400.61	9,669.89
9/30/2015	9,531.69	10,066.74	8,680.66
12/31/2015	10,758.31	11,011	9,089.52
3/31/2016	9,340.5	10,308.5	8,861.37
6/30/2016	9,466.47	10,415.04	8,731.8
9/30/2016	11,145.95	11,327.01	9,293.63
12/31/2016	10,750.04	11,310.71	9,227.32
3/31/2017	11,855.31	11,835.81	9,895.88
6/30/2017	12,912.48	12,450.09	10,501.5
9/30/2017	13,801.67	12,944.36	11,068.59
12/31/2017	16,007.56	14,043.33	11,536.79
3/31/2018	16,086.96	14,159.89	11,360.27
6/30/2018	14,688.61	13,763.42	11,219.41
9/30/2018	15,658.29	14,287.8	11,370.87
12/31/2018	10,997.44	12,258.94	9,944.96
3/31/2019	12,617.62	13,098.67	10,937.47
6/30/2019	12,592.3	13,236.21	11,339.97
9/30/2019	13,404.04	13,671.68	11,218.63
12/31/2019	14,778.56	14,720.3	12,135.19
3/31/2020	9,800.09	12,272.31	9,364.73
6/30/2020	12,028.45	13,697.13	10,758.2
9/30/2020	13,793.87	14,647.71	11,274.59
12/31/2020	18,023.26	16,882.95	13,084.17
3/31/2021	18,348.81	17,148.01	13,539.49
6/30/2021	17,901.59	17,100	14,239.49
9/30/2021	19,119.65	17,879.76	14,175.41
12/31/2021	17,632.71	17,171.72	14,556.73
3/31/2022	14,715.21	16,036.67	13,696.42
6/30/2022	10,843.1	13,690.5	11,709.07
9/30/2022	9,042.59	12,640.44	10,613.1
12/31/2022	10,923.07	14,312.77	12,453.42
3/31/2023	12,383.64	15,198.73	13,508.22
6/30/2023	13,627.79	16,174.49	13,906.71
9/30/2023	12,624.62	15,917.32	13,335.15
12/31/2023	14,311.6	17,220.94	14,724.67
3/31/2024	17,295.48	19,027.42	15,559.56
5/31/2024	15,874.27	18,431.86	15,764.94
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra MSCI Japan from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra MSCI Japan - NAV	27.15%	6.50%	4.73%
Ultra MSCI Japan - Market Price	27.23%	6.44%	4.73%
MSCI Japan Index	18.63%	7.55%	6.15%
MSCI EAFE Index	18.53%	8.04%	4.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$9,271,560
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	34%
Swap Agreements	166%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index

Composition	% of Index
Industrials	23.2%
Consumer Discretionary	18.4%
Information Technology	15.0%
Financials	14.4%
Health Care	7.8%
Communication Services	6.7%
Consumer Staples	5.3%
Materials	4.1%
Real Estate	2.9%
Utilities	1.2%
Energy	1.0%

Largest Holdings

Company	% of Net Assets
iShares MSCI Japan ETF	34.4%
Repurchase Agreements with various counterparties	28.0%

Ultra MSCI Japan - EZJ

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EZJ524

UltraShort FTSE Europe

EPV - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort FTSE Europe (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EPV	$81	0.95%

How Did the Fund Perform Last Year?

UltraShort FTSE Europe(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -28.71% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 20.20% and a volatility of 13.06%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort FTSE Europe : $1,471	FTSE Developed Europe All Cap Index : $17,252	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	9,979.950000	9,990	10,180
9/30/2014	11,416.230000	9,288.010000	9,976.400000
12/31/2014	12,114.460000	8,890.840000	10,072.170000
3/31/2015	10,801.680000	9,198.510000	10,291.750000
6/30/2015	10,311.300000	9,244.500000	10,353.500000
9/30/2015	11,853.490000	8,455.020000	9,461.030000
12/31/2015	11,185.420000	8,673.160000	9,986.110000
3/31/2016	11,237	8,462.400000	10,003.090000
6/30/2016	10,870.400000	8,226.300000	10,139.130000
9/30/2016	9,677.500000	8,701.780000	10,653.190000
12/31/2016	9,790.910000	8,641.740000	10,874.770000
3/31/2017	8,319.730000	9,294.190000	11,614.260000
6/30/2017	6,993.480000	10,024.710000	12,114.830000
9/30/2017	6,176.710000	10,697.370000	12,747.220000
12/31/2017	5,931.690000	10,960.530000	13,468.720000
3/31/2018	5,963.660000	10,762.140000	13,331.340000
6/30/2018	6,118.740000	10,654.520000	13,516.640000
9/30/2018	6,022.240000	10,714.190000	14,201.940000
12/31/2018	7,822.900000	9,299.910000	12,368.470000
3/31/2019	6,346.230000	10,316.390000	13,886.080000
6/30/2019	5,835.870000	10,779.600000	14,456.790000
9/30/2019	6,034.180000	10,569.400000	14,560.880000
12/31/2019	4,979.990000	11,586.170000	15,858.260000
3/31/2020	7,318.010000	8,680.360000	12,572.430000
6/30/2020	4,919.590000	10,083.980000	14,913.410000
9/30/2020	4,351.080000	10,614.390000	16,048.320000
12/31/2020	3,148.440000	12,342.420000	18,327.190000
3/31/2021	2,800.280000	12,858.330000	19,296.690000
6/30/2021	2,355.350000	13,830.420000	20,749.730000
9/30/2021	2,402.150000	13,650.620000	20,614.860000
12/31/2021	2,135.500000	14,359.090000	22,276.420000
3/31/2022	2,400.230000	13,226.160000	21,227.200000
6/30/2022	3,054.560000	11,222.400000	17,977.320000
9/30/2022	3,813.230000	10,018.230000	16,754.860000
12/31/2022	2,478.650000	11,996.830000	18,527.520000
3/31/2023	2,009.620000	13,218.110000	19,954.140000
6/30/2023	1,899.620000	13,593.510000	21,323
9/30/2023	2,145.340000	14,275.900000	20,542.570000
12/31/2023	1,712.230000	15,931.900000	22,861.830000
3/31/2024	1,569.850000	16,712.570000	24,919.390000
5/31/2024	1,470.810000	17,252.380000	25,156.130000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort FTSE Europe from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort FTSE Europe - NAV	- 28.71%	-25.93%	-17.44%
UltraShort FTSE Europe - Market Price	-28.79%	-25.93%	-17.44%
FTSE Developed Europe All Cap Index	20.20%	9.06%	4.66%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE Developed Europe All Cap Index" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE Developed Europe All Cap Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$21,306,205
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$269,432
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap Index

Composition	% of Index
Financials	19.0%
Industrials	17.6%
Health Care	14.4%
Consumer Discretionary	10.1%
Consumer Staples	9.9%
Information Technology	7.8%
Materials	7.1%
Energy	5.4%
Utilities	3.7%
Communication Services	3.3%
Real Estate	1.7%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	102.6%
Repurchase Agreements with various counterparties	84.9%

FTSE Developed Europe All Cap Index

Country	% of Index
United Kingdom	24.4%
France	16.5%
Switzerland	13.5%
Germany	12.8%
Netherlands	7.1%
Sweden	5.7%
Denmark	5.4%
Others	4.9%
Spain	4.2%
Italy	3.8%
Finland	1.7%

UltraShort FTSE Europe - EPV

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EPV524

S&P Kensho Cleantech ETF

CTEX - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about S&P Kensho Cleantech ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CTEX	$53	0.58%

How Did the Fund Perform Last Year?

S&P Kensho Cleantech ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Cleantech Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Delayed global transition to clean energy was a key driver of performance. For the year ended May 31, 2024, the Fund had a total return of -18.27%. For the same period, the Index had a total return of -18.27% and a volatility of 38.71%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P Kensho Cleantech ETF : $6,283	S&P Kensho Cleantech Index : $6,322	S&P Total Market Index : $12,069
9/29/2021	10,000	10,000	10,000
9/30/2021	10,168	10,168	9,893
12/31/2021	9,495	9,506	10,797
3/31/2022	8,776	8,800	10,214
6/30/2022	7,245	7,256	8,494
9/30/2022	8,187	8,206	8,107
12/31/2022	7,559	7,589	8,689
3/31/2023	8,441	8,488	9,318
6/30/2023	8,494	8,547	10,100
9/30/2023	6,317	6,354	9,767
12/31/2023	6,779	6,824	10,952
3/31/2024	5,866	5,901	12,053
5/31/2024	6,283	6,322	12,069
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P Kensho Cleantech ETF from September 29, 2021 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (9/29/21)
S&P Kensho Cleantech ETF - NAV	- 18.27%	-15.98%
S&P Kensho Cleantech ETF - Market Price	-18.25%	-16.00%
S&P Kensho Cleantech Index	- 18.27%	-15.77%
S&P Total Market Index	27.68%	7.29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Kensho Cleantech Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the "S&P Kensho Cleantech Index" are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$3,763,486
  Number of Portfolio Holdings33
  Net Investment Advisory Fees$28,838
  Portfolio Turnover Rate37%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Kensho Cleantech Index

Composition	% of Index
Industrials	61.2%
Information Technology	27.5%
Consumer Discretionary	6.1%
Utilities	5.2%

Largest Holdings

Company	% of Net Assets
TPI Composites, Inc.	4.0%
Sunnova Energy International, Inc.	4.0%
First Solar, Inc.	4.0%
Array Technologies, Inc.	3.9%
Canadian Solar, Inc.	3.8%
SunPower Corp.	3.8%
JinkoSolar Holding Co. Ltd. (ADR)	3.8%
Sunrun, Inc.	3.7%
Daqo New Energy Corp. (ADR)	3.6%
NEXTracker, Inc., Class A	3.6%

S&P Kensho Cleantech Index

Country	% of Index
United States	87.8%
Canada	5.7%
China	5.3%
Singapore	1.2%

S&P Kensho Cleantech ETF - CTEX

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

CTEX524

UltraPro Short S&P500®

SPXU - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraPro Short S&P500® (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXU	$69	0.89%

How Did the Fund Perform Last Year?

UltraPro Short S&P500®(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -46.48% and an average daily statistical correlation of over 0.99 to three times the inverse of the return of the Index. For the same period, the Index had a total return of 28.19% and a volatility of 11.43%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraPro Short S&P500® : $71	S&P 500® Index : $33,027
5/31/2014	10,000	10,000
6/30/2014	9,389.36	10,207
9/30/2014	8,956.59	10,322.12
12/31/2014	7,511.7	10,831.28
3/31/2015	7,100.51	10,934.25
6/30/2015	6,942.13	10,964.86
9/30/2015	7,931.26	10,258.73
12/31/2015	6,249.47	10,980.94
3/31/2016	5,724.65	11,129.18
6/30/2016	5,181.99	11,402.43
9/30/2016	4,566.66	11,841.66
12/31/2016	4,045.32	12,294.51
3/31/2017	3,386.01	13,040.31
6/30/2017	3,092.26	13,443.26
9/30/2017	2,719.78	14,045.52
12/31/2017	2,257.24	14,978.14
3/31/2018	2,216.45	14,864.31
6/30/2018	1,991.97	15,374.15
9/30/2018	1,611.7	16,559.5
12/31/2018	2,341.51	14,320.66
3/31/2019	1,588.1	16,275.43
6/30/2019	1,405.88	16,975.27
9/30/2019	1,321.18	17,263.85
12/31/2019	1,021.38	18,829.68
3/31/2020	1,232.52	15,139.06
6/30/2020	600.69	18,248.63
9/30/2020	444.12	19,878.23
12/31/2020	301.75	22,293.43
3/31/2021	242.97	23,668.94
6/30/2021	186.15	25,692.63
9/30/2021	179.43	25,841.65
12/31/2021	127.14	28,691.98
3/31/2022	136.78	27,372.15
6/30/2022	207.12	22,965.23
9/30/2022	229.13	21,844.53
12/31/2022	173.05	23,495.98
3/31/2023	139.39	25,258.18
6/30/2023	111.33	27,465.74
9/30/2023	127	26,567.61
12/31/2023	93.52	29,673.36
3/31/2024	71.37	32,806.87
5/31/2024	71.4	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Short S&P500® from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Short S&P500® - NAV	- 46.48%	-47.10%	-38.99%
UltraPro Short S&P500® - Market Price	-46.47%	-47.11%	-39.01%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$614,515,097
  Number of Portfolio Holdings24
  Net Investment Advisory Fees$6,449,078
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(295)%
Futures Contracts	(5)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500® Index

Composition	% of Index
Information Technology	30.6%
Financials	12.9%
Health Care	12.0%
Consumer Discretionary	9.9%
Communication Services	9.2%
Industrials	8.5%
Consumer Staples	6.0%
Energy	3.9%
Utilities	2.5%
Materials	2.3%
Real Estate	2.2%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	126.8%
Repurchase Agreements with various counterparties	9.4%

UltraPro Short S&P500® - SPXU

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SPXU524

Ultra Nasdaq Biotechnology

BIB - NASDAQ

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIB	$99	0.95%

How Did the Fund Perform Last Year?

Ultra Nasdaq Biotechnology(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq Biotechnology® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 7.49% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 8.95% and a volatility of 16.73%. The index performance was driven by factors such as a strong equity environment. However, the index lagged the Nasdaq-100® due to its smaller size companies and the underperformance of the healthcare sector. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Nasdaq Biotechnology : $13,908	Nasdaq Biotechnology® Index : $18,619	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000	10,000
6/30/2014	11,498.230000	10,732	10,309
9/30/2014	12,859.300000	11,428.510000	10,878.940000
12/31/2014	15,548.950000	12,707.360000	11,411.650000
3/31/2015	19,630.010000	14,393.620000	11,711.240000
6/30/2015	22,359.590000	15,477.460000	11,915.020000
9/30/2015	14,504	12,702.350000	11,363.350000
12/31/2015	17,695.460000	14,203.770000	12,523.550000
3/31/2016	10,131.850000	10,953.950000	12,285.600000
6/30/2016	9,635.090000	10,830.800000	12,145.660000
9/30/2016	12,013.800000	12,184.170000	13,446.070000
12/31/2016	9,868.690000	11,171.800000	13,456.230000
3/31/2017	11,957.650000	12,382.580000	15,083.510000
6/30/2017	13,225.250000	13,109.440000	15,715.510000
9/30/2017	15,169.320000	14,124.110000	16,685.160000
12/31/2017	13,890.940000	13,588.810000	17,896.500000
3/31/2018	13,595.830000	13,596.960000	18,460.240000
6/30/2018	14,168.660000	14,015.750000	19,802.300000
9/30/2018	17,269.830000	15,585.510000	21,507.280000
12/31/2018	10,505.020000	12,384.250000	17,902.660000
3/31/2019	13,727.220000	14,308.760000	20,926.420000
6/30/2019	12,844.660000	13,986.810000	29,185.210000
9/30/2019	10,546.870000	12,781.150000	22,097.210000
12/31/2019	15,286.580000	15,493.310000	24,967.640000
3/31/2020	11,513.150000	13,902.150000	22,398.470000
6/30/2020	17,988.400000	17,641.820000	29,185.210000
9/30/2020	17,354.740000	17,497.160000	32,868.380000
12/31/2020	21,361.630000	19,588.070000	37,170.850000
3/31/2021	20,690.850000	19,480.340000	37,825.060000
6/30/2021	24,359.850000	21,262.790000	42,129.550000
9/30/2021	23,482.990000	21,033.150000	42,588.760000
12/31/2021	20,098.930000	19,592.380000	47,392.770000
3/31/2022	15,314.490000	17,305.950000	43,170.080000
6/30/2022	11,996.630000	15,613.430000	33,543.150000
9/30/2022	11,788.930000	15,721.160000	32,060.540000
12/31/2022	14,343.450000	17,609.270000	32,047.720000
3/31/2023	13,438.660000	17,279.980000	38,704.030000
6/30/2023	12,878.060000	17,115.820000	44,660.580000
9/30/2023	11,907.120000	16,633.150000	43,383.290000
12/31/2023	14,159.940000	18,421.220000	49,717.250000
3/31/2024	14,276.410000	18,712.270000	54,052.590000
5/31/2024	13,907.980000	18,618.710000	54,960.670000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Nasdaq Biotechnology from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Nasdaq Biotechnology - NAV	7.49%	5.15%	3.35%
Ultra Nasdaq Biotechnology - Market Price	7.51%	5.15%	3.36%
Nasdaq Biotechnology® Index	8.95%	7.77%	6.40%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Nasdaq Biotechnology®" is a registered trademark of The Nasdaq OMX Group Inc. ("Nasdaq OMX") and has been licensed for use by ProShares. ProShares have not been passed on by Nasdaq OMX or its subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold, or promoted by Nasdaq OMX or its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in these products.

Key Fund Statistics

  Net Assets$88,267,361
  Number of Portfolio Holdings227
  Net Investment Advisory Fees$492,996
  Portfolio Turnover Rate32%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq Biotechnology® Index

Composition	% of Index
Biotechnology	81.9%
Pharmaceuticals	13.7%
Life Sciences Tools & Services	3.7%
Health Care Providers & Services	0.5%
Health Care Equipment & Supplies	0.2%

Largest Holdings

Company	% of Net Assets
Amgen, Inc.	6.3%
Vertex Pharmaceuticals, Inc.	6.1%
Regeneron Pharmaceuticals, Inc.	5.8%
Gilead Sciences, Inc.	5.1%
Moderna, Inc.	3.9%
AstraZeneca plc (ADR)	3.3%
Biogen, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	1.4%
Illumina, Inc.	1.2%
BioMarin Pharmaceutical, Inc.	1.0%

Ultra Nasdaq Biotechnology - BIB

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

BIB524

UltraShort MSCI EAFE

EFU - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort MSCI EAFE (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFU	$83	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI EAFE(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -25.19% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 18.53% and a volatility of 11.43%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort MSCI EAFE : $2,089	MSCI EAFE Index : $15,765
5/31/2014	10,000	10,000
6/30/2014	9,798.59	10,096
9/30/2014	11,009.2	9,502.76
12/31/2014	11,729.9	9,163.32
3/31/2015	10,312.84	9,610.31
6/30/2015	10,000.53	9,669.89
9/30/2015	11,800.2	8,680.66
12/31/2015	10,826.14	9,089.52
3/31/2016	11,058.35	8,861.37
6/30/2016	10,584.33	8,731.8
9/30/2016	9,295.4	9,293.63
12/31/2016	9,483.4	9,227.32
3/31/2017	8,115.92	9,895.88
6/30/2017	7,138.54	10,501.5
9/30/2017	6,468.8	11,068.59
12/31/2017	6,015.65	11,536.79
3/31/2018	6,039.9	11,360.27
6/30/2018	6,292.96	11,219.41
9/30/2018	6,115.72	11,370.87
12/31/2018	7,922.33	9,944.96
3/31/2019	6,519.3	10,937.47
6/30/2019	6,104.64	11,339.97
9/30/2019	6,209.63	11,218.63
12/31/2019	5,359.45	12,135.19
3/31/2020	7,591.99	9,364.73
6/30/2020	5,312.27	10,758.2
9/30/2020	4,746.02	11,274.59
12/31/2020	3,449.78	13,084.17
3/31/2021	3,137.76	13,539.49
6/30/2021	2,777.2	14,239.49
9/30/2021	2,797.81	14,175.41
12/31/2021	2,604.97	14,556.73
3/31/2022	2,911.47	13,696.42
6/30/2022	3,722.46	11,709.07
9/30/2022	4,533.36	10,613.1
12/31/2022	3,196.85	12,453.42
3/31/2023	2,698.67	13,508.22
6/30/2023	2,570.86	13,906.71
9/30/2023	2,887.43	13,335.15
12/31/2023	2,379.14	14,724.67
3/31/2024	2,137.43	15,559.56
5/31/2024	2,089.12	15,764.94
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI EAFE from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort MSCI EAFE - NAV	- 25.19%	-21.11%	-14.49%
UltraShort MSCI EAFE - Market Price	-24.98%	-21.06%	-14.47%
MSCI EAFE Index	18.53%	8.04%	4.60%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$828,246
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index

Composition	% of Index
Financials	19.9%
Industrials	17.1%
Health Care	13.0%
Consumer Discretionary	11.6%
Information Technology	8.9%
Consumer Staples	8.6%
Materials	7.2%
Energy	4.2%
Communication Services	4.0%
Utilities	3.3%
Real Estate	2.2%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	76.6%
Repurchase Agreements with various counterparties	6.1%

MSCI EAFE Index

Country	% of Index
Japan	22.6%
United Kingdom	15.2%
France	11.9%
Others	10.2%
Switzerland	9.5%
Germany	8.5%
Australia	7.2%
Netherlands	5.1%
Denmark	3.8%
Sweden	3.2%
Italy	2.8%

UltraShort MSCI EAFE - EFU

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EFU524

S&P Kensho Smart Factories ETF

MAKX - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about S&P Kensho Smart Factories ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MAKX	$61	0.58%

How Did the Fund Perform Last Year?

S&P Kensho Smart Factories ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Smart Factories Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology stocks drove positive returns but the absence of “Magnificent 7” exposure drove underperformance compared to the S&P 500® technology sector and the Nasdaq-100® . For the year ended May 31, 2024, the Fund had a total return of 8.94%. For the same period, the Index had a total return of 8.81% and a volatility of 22.19%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	S&P Kensho Smart Factories ETF : $9,460	S&P Kensho Smart Factories Index : $9,512	S&P Total Market Index : $12,069
9/29/2021	10,000	10,000	10,000
9/30/2021	9,942	9,942	9,893
12/31/2021	10,322	10,344	10,797
3/31/2022	9,144	9,170	10,214
6/30/2022	7,193	7,217	8,494
9/30/2022	6,837	6,865	8,107
12/31/2022	7,629	7,664	8,689
3/31/2023	9,055	9,113	9,318
6/30/2023	9,212	9,264	10,100
9/30/2023	8,360	8,397	9,767
12/31/2023	9,616	9,665	10,952
3/31/2024	9,693	9,738	12,053
5/31/2024	9,460	9,512	12,069
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares S&P Kensho Smart Factories ETF from September 29, 2021 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (9/29/21)
S&P Kensho Smart Factories ETF - NAV	8.94%	-2.06%
S&P Kensho Smart Factories ETF - Market Price	8.84%	-2.10%
S&P Kensho Smart Factories Index	8.81%	-1.86%
S&P Total Market Index	27.68%	7.29%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Kensho Smart Factories Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the "S&P Kensho Smart Factories Index" are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$937,434
  Number of Portfolio Holdings24
  Net Investment Advisory Fees$5,177
  Portfolio Turnover Rate32%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Kensho Smart Factories Index

Composition	% of Index
Information Technology	61.1%
Industrials	28.9%
Communication Services	6.5%
Materials	3.5%

Largest Holdings

Company	% of Net Assets
Ouster, Inc.	6.7%
Aspen Technology, Inc.	6.0%
Emerson Electric Co.	5.6%
Cognex Corp.	5.5%
Rockwell Automation, Inc.	5.3%
Autodesk, Inc.	5.3%
Hollysys Automation Technologies Ltd.	5.1%
3D Systems Corp.	4.8%
Ambarella, Inc.	4.8%
SK Telecom Co. Ltd. (ADR)	4.4%

S&P Kensho Smart Factories Index

Country	% of Index
United States	80.7%
South Korea	8.0%
China	5.1%
Israel	4.2%
Turkey	2.0%

S&P Kensho Smart Factories ETF - MAKX

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

MAKX524

UltraShort 20+ Year Treasury

TBT - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort 20+ Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBT	$103	0.91%

How Did the Fund Perform Last Year?

UltraShort 20+ Year Treasury(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 27.43% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of -8.61% and a volatility of 16.39%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort 20+ Year Treasury : $6,570	ICE U.S. Treasury 20+ Year Bond Index : $10,199	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,006.66	9,979	9,986
9/30/2014	9,315.42	10,277.92	10,019.95
12/31/2014	7,685.72	11,239.29	10,215.34
3/31/2015	6,929.98	11,710.75	10,381.85
6/30/2015	8,167.77	10,648.59	10,215.74
9/30/2015	7,183.17	11,215.09	10,394.52
12/31/2015	7,269.47	11,060.32	10,296.81
3/31/2016	6,092.96	11,999.35	10,626.31
6/30/2016	5,272.5	12,810.72	10,853.71
9/30/2016	5,242.29	12,771.88	10,818.98
12/31/2016	6,703.86	11,223.31	10,404.61
3/31/2017	6,473.65	11,382.41	10,475.36
6/30/2017	5,947.64	11,858.19	10,598.97
9/30/2017	5,874.41	11,925.78	10,639.25
12/31/2017	5,576.03	12,233.47	10,645.63
3/31/2018	5,972.48	11,822.42	10,520.01
6/30/2018	5,942.76	11,870.89	10,531.58
9/30/2018	6,363.13	11,510.02	10,468.4
12/31/2018	5,901.69	11,991.14	10,737.43
3/31/2019	5,425.92	12,557.12	10,965.07
6/30/2019	4,859.93	13,325.62	11,295.12
9/30/2019	4,136.6	14,410.32	11,566.2
12/31/2019	4,497.37	13,799.32	11,474.83
3/31/2020	2,748.19	16,902.79	12,450.19
6/30/2020	2,713.5	16,784.47	12,477.58
9/30/2020	2,671.33	16,811.33	12,500.04
12/31/2020	2,799.14	16,293.54	12,396.28
3/31/2021	3,722.77	13,979.86	11,859.53
6/30/2021	3,213.94	15,004.58	12,083.67
9/30/2021	3,134.04	15,019.58	12,077.63
12/31/2021	2,887.63	15,587.32	12,110.24
3/31/2022	3,503.24	13,899.22	11,447.81
6/30/2022	4,469.84	12,211.85	11,029.96
9/30/2022	5,425.97	10,899.08	10,524.79
12/31/2022	5,602.58	10,749.76	10,600.57
3/31/2023	4,857.74	11,450.64	10,917.53
6/30/2023	5,178.31	11,178.12	10,765.77
9/30/2023	6,953.42	9,724.96	10,436.34
12/31/2023	5,459.96	10,981.43	11,010.34
3/31/2024	5,999.55	10,586.1	10,911.25
5/31/2024	6,570.41	10,198.65	10,822.87
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 20+ Year Treasury from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort 20+ Year Treasury - NAV	27.43%	5.73%	-4.11%
UltraShort 20+ Year Treasury - Market Price	27.67%	5.83%	-4.14%
ICE U.S. Treasury 20+ Year Bond Index	- 8.61%	-4.96%	0.19%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$362,567,813
  Number of Portfolio Holdings13
  Net Investment Advisory Fees$3,292,757
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Futures Contracts	(3)%
Total	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index

Composition	% of Index
20+ Year U.S. Treasury	100.0%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	80.4%
Repurchase Agreements with various counterparties	21.8%

UltraShort 20+ Year Treasury - TBT

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

TBT524

Ultra Nasdaq Cybersecurity

UCYB - NASDAQ

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Nasdaq Cybersecurity (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCYB	$109	0.95%

How Did the Fund Perform Last Year?

Ultra Nasdaq Cybersecurity(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq CTA Cybersecurity IndexSM (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 29.95% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 22.84% and a volatility of 17.35%. The index performance was driven by factors such as general exuberance around technology and AI-related opportunities. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Nasdaq Cybersecurity : $9,287	Nasdaq CTA Cybersecurity Index℠ : $12,261	Nasdaq-100® Index : $14,687
1/19/2021	10,000	10,000	10,000
3/31/2021	8,357.130000	9,233	10,089
6/30/2021	10,346.350000	10,367.740000	11,237.130000
9/30/2021	11,111.390000	10,842.580000	11,359.610000
12/31/2021	12,943.820000	11,781.550000	12,640.980000
3/31/2022	12,700.100000	11,889.940000	11,514.670000
6/30/2022	6,919.830000	9,043.490000	8,946.900000
9/30/2022	6,069.960000	8,678.130000	8,551.440000
12/31/2022	5,848.480000	8,731.930000	8,548.020000
3/31/2023	6,855.650000	9,658.390000	10,323.450000
6/30/2023	7,493.260000	10,308.400000	11,912.220000
9/30/2023	7,259.790000	10,342.420000	11,592.980000
12/31/2023	9,946.650000	12,288.860000	13,285.550000
3/31/2024	10,577.830000	12,909.450000	14,444.050000
5/31/2024	9,286.670000	12,261.390000	14,686.710000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Nasdaq Cybersecurity from January 19, 2021 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (1/19/21)
Ultra Nasdaq Cybersecurity - NAV	29.95%	-2.18%
Ultra Nasdaq Cybersecurity - Market Price	30.02%	-2.16%
Nasdaq CTA Cybersecurity Index℠	22.84%	6.25%
Nasdaq-100® Index	31.12%	12.04%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the Nasdaq CTA Cybersecurity IndexSM are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$3,297,031
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq CTA Cybersecurity Index℠

Composition	% of Index
Software & Services	68.0%
Technology Hardware & Equipment	11.4%
Commercial & Professional Services	10.1%
Semiconductors & Semiconductor Equipment	6.6%
Capital Goods	3.9%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	72.5%

Ultra Nasdaq Cybersecurity - UCYB

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UCYB524

UltraShort MSCI Emerging Markets

EEV - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort MSCI Emerging Markets (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EEV	$87	0.95%

How Did the Fund Perform Last Year?

UltraShort MSCI Emerging Markets(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -16.71% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 12.39% and a volatility of 12.68%. The index performance was muted relative to the S&P 500® with one factor being the absence of "Magnificent Seven" companies which bolstered the returns of the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort MSCI Emerging Markets : $2,128	MSCI Emerging Markets Index : $13,009
5/31/2014	10,000	10,000
6/30/2014	9,504.06	10,266
9/30/2014	10,074.47	9,907.2
12/31/2014	10,643.33	9,460.88
3/31/2015	9,882.31	9,672.71
6/30/2015	9,775.01	9,739.45
9/30/2015	13,365.45	7,996.09
12/31/2015	12,865.81	8,048.87
3/31/2016	10,685.51	8,508.46
6/30/2016	9,954.55	8,564.75
9/30/2016	8,138.19	9,337.85
12/31/2016	8,838.3	8,948.98
3/31/2017	6,897.57	9,973.19
6/30/2017	6,126.08	10,598.51
9/30/2017	5,187.67	11,434.73
12/31/2017	4,510.39	12,285.48
3/31/2018	4,116.9	12,459.93
6/30/2018	4,961.78	11,468.12
9/30/2018	4,963.07	11,343.12
12/31/2018	5,595.07	10,496.92
3/31/2019	4,574.15	11,537.17
6/30/2019	4,470.87	11,607.54
9/30/2019	4,882.1	11,114.22
12/31/2019	3,864.17	12,430.15
3/31/2020	5,367.98	9,496.63
6/30/2020	3,578.69	11,213.62
9/30/2020	2,841.79	12,285.64
12/31/2020	1,976.08	14,705.92
3/31/2021	1,770.21	15,042.68
6/30/2021	1,604.73	15,802.34
9/30/2021	1,864.9	14,523.93
12/31/2021	1,881.12	14,333.67
3/31/2022	2,078.56	13,334.61
6/30/2022	2,476.1	11,807.8
9/30/2022	3,219.6	10,441.63
12/31/2022	2,572.15	11,454.47
3/31/2023	2,373.42	11,908.07
6/30/2023	2,353.46	12,015.24
9/30/2023	2,582.54	11,663.2
12/31/2023	2,242.36	12,579.92
3/31/2024	2,181.58	12,842.84
5/31/2024	2,127.62	13,008.52
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MSCI Emerging Markets from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort MSCI Emerging Markets - NAV	- 16.71%	-15.89%	-14.34%
UltraShort MSCI Emerging Markets - Market Price	-16.51%	-15.85%	-14.33%
MSCI Emerging Markets Index	12.39%	3.54%	2.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"MSCI" is a service mark of MSCI and has been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$5,382,685
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index

Composition	% of Index
Information Technology	23.3%
Financials	22.1%
Consumer Discretionary	13.0%
Communication Services	9.0%
Materials	7.1%
Industrials	7.0%
Consumer Staples	5.5%
Energy	5.3%
Health Care	3.2%
Utilities	2.9%
Real Estate	1.6%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	82.3%

MSCI Emerging Markets Index

Country	% of Index
China	27.1%
India	18.1%
Taiwan	18.0%
South Korea	11.6%
Others	8.3%
Brazil	4.7%
Saudi Arabia	3.8%
South Africa	2.8%
Mexico	2.5%
Indonesia	1.6%
Thailand	1.5%

UltraShort MSCI Emerging Markets - EEV

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EEV524

Smart Materials ETF

TINT - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Smart Materials ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINT	$61	0.58%

How Did the Fund Perform Last Year?

Smart Materials ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Smart Materials Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong technology returns drove performance, though a material allocation to South Korea was a relative detractor. For the year ended May 31, 2024, the Fund had a total return of 10.26%. For the same period, the Index had a total return of 10.85% and a volatility of 14.12%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Smart Materials ETF : $8,665	Solactive Smart Materials Index : $8,736	S&P Global 1200 Index : $11,583
10/26/2021	10,000	10,000	10,000
12/31/2021	10,394	10,401	10,257
3/31/2022	8,989	8,998	9,774
6/30/2022	7,310	7,311	8,278
9/30/2022	6,425	6,429	7,715
12/31/2022	7,279	7,285	8,531
3/31/2023	8,372	8,404	9,188
6/30/2023	8,493	8,528	9,818
9/30/2023	7,811	7,854	9,459
12/31/2023	8,738	8,796	10,527
3/31/2024	8,649	8,719	11,474
5/31/2024	8,665	8,736	11,583
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Smart Materials ETF from October 26, 2021 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (10/26/21)
Smart Materials ETF - NAV	10.26%	-5.37%
Smart Materials ETF - Market Price	10.21%	-5.31%
Solactive Smart Materials Index	10.85%	-5.08%
S&P Global 1200 Index	24.99%	5.82%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Solactive AG," a registered trademark of Solactive AG, and the "Solactive Smart Materials Index" has been licensed for use by ProShare Advisors LLC. ProShares based on the Solactive Smart Materials Index are not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of ProShares, or the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$1,690,916
  Number of Portfolio Holdings30
  Net Investment Advisory Fees$9,373
  Portfolio Turnover Rate44%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Solactive Smart Materials Index

Composition	% of Index
Materials	56.9%
Information Technology	24.8%
Industrials	14.2%
Health Care	4.1%

Largest Holdings

Company	% of Net Assets
Corning, Inc.	5.1%
Axalta Coating Systems Ltd.	4.9%
DuPont de Nemours, Inc.	4.8%
Universal Display Corp.	4.8%
NIDEC Corp.	4.8%
Cabot Corp.	4.7%
3M Co.	4.7%
Hexcel Corp.	4.6%
Applied Materials, Inc.	4.6%
Sika AG (Registered)	4.5%

Solactive Smart Materials Index

Country	% of Index
United States	57.3%
South Korea	10.8%
Japan	9.1%
France	7.7%
Switzerland	4.6%
Netherlands	4.5%
Belgium	4.2%
Israel	1.3%
Italy	0.5%

Smart Materials ETF - TINT

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

TINT524

UltraShort 7-10 Year Treasury

PST - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort 7-10 Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PST	$103	0.95%

How Did the Fund Perform Last Year?

UltraShort 7-10 Year Treasury(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 17.44% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of -2.20% and a volatility of 7.97%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort 7-10 Year Treasury : $9,717	ICE U.S. Treasury 7-10 Year Bond Index : $10,884	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,027.75	9,976	9,986
9/30/2014	9,877.2	10,022.75	10,019.95
12/31/2014	9,222.02	10,336.04	10,215.34
3/31/2015	8,702.86	10,598.04	10,381.85
6/30/2015	9,072.3	10,340.5	10,215.74
9/30/2015	8,489.15	10,648.65	10,394.52
12/31/2015	8,667.85	10,504.89	10,296.81
3/31/2016	7,875.64	10,995.47	10,626.31
6/30/2016	7,431.47	11,298.69	10,853.71
9/30/2016	7,489.28	11,240.21	10,818.98
12/31/2016	8,373	10,613.06	10,404.61
3/31/2017	8,207.66	10,715.38	10,475.36
6/30/2017	7,995.56	10,865.39	10,598.97
9/30/2017	7,951.31	10,913.2	10,639.25
12/31/2017	8,025.14	10,885.92	10,645.63
3/31/2018	8,382.83	10,682.35	10,520.01
6/30/2018	8,469.38	10,670.6	10,531.58
9/30/2018	8,692.88	10,586.3	10,468.4
12/31/2018	8,174.46	10,983.29	10,737.43
3/31/2019	7,822.23	11,298.51	10,965.07
6/30/2019	7,331.97	11,744.8	11,295.12
9/30/2019	7,019.64	12,064.26	11,566.2
12/31/2019	7,246.23	11,915.87	11,474.83
3/31/2020	5,934.91	13,147.97	12,450.19
6/30/2020	5,826.85	13,243.95	12,477.58
9/30/2020	5,770.6	13,279.71	12,500.04
12/31/2020	5,894.58	13,107.07	12,396.28
3/31/2021	6,595.88	12,345.55	11,859.53
6/30/2021	6,244.36	12,675.18	12,083.67
9/30/2021	6,208.99	12,648.56	12,077.63
12/31/2021	6,140.18	12,704.21	12,110.24
3/31/2022	6,952.87	11,873.36	11,447.81
6/30/2022	7,555.5	11,366.37	11,029.96
9/30/2022	8,496.22	10,707.12	10,524.79
12/31/2022	8,508	10,812.05	10,600.57
3/31/2023	8,036.52	11,195.87	10,917.53
6/30/2023	8,570.23	10,987.63	10,765.77
9/30/2023	9,663.49	10,503.08	10,436.34
12/31/2023	8,764.34	11,177.37	11,010.34
3/31/2024	9,267.59	11,026.48	10,911.25
5/31/2024	9,716.87	10,884.24	10,822.87
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort 7-10 Year Treasury from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort 7-10 Year Treasury - NAV	17.44%	5.30%	-0.29%
UltraShort 7-10 Year Treasury - Market Price	17.56%	5.37%	-0.30%
ICE U.S. Treasury 7-10 Year Bond Index	- 2.20%	-1.24%	0.85%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$17,063,084
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$127,135
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198)%
Futures Contracts	(3)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index

Composition	% of Index
7-10 Year U.S. Treasury	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	75.4%

UltraShort 7-10 Year Treasury - PST

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

PST524

Ultra FTSE Europe

UPV - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra FTSE Europe (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPV	$110	0.95%

How Did the Fund Perform Last Year?

Ultra FTSE Europe(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe All Cap Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 32.12% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 20.20% and a volatility of 13.06%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra FTSE Europe : $12,751	FTSE Developed Europe All Cap Index : $17,252	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	9,974.210000	9,990	10,180
9/30/2014	8,485.840000	9,288.010000	9,976.400000
12/31/2014	7,664.730000	8,890.840000	10,072.170000
3/31/2015	8,223.830000	9,198.510000	10,291.750000
6/30/2015	8,337.650000	9,244.500000	10,353.500000
9/30/2015	6,895.520000	8,455.020000	9,461.030000
12/31/2015	7,096.640000	8,673.160000	9,986.110000
3/31/2016	6,700.230000	8,462.400000	10,003.090000
6/30/2016	6,250.990000	8,226.300000	10,139.130000
9/30/2016	6,832.540000	8,701.780000	10,653.190000
12/31/2016	6,629.370000	8,641.740000	10,874.770000
3/31/2017	7,707.400000	9,294.190000	11,614.260000
6/30/2017	8,981.800000	10,024.710000	12,114.830000
9/30/2017	10,060.010000	10,697.370000	12,747.220000
12/31/2017	10,376.550000	10,960.530000	13,468.720000
3/31/2018	9,967.070000	10,762.140000	13,331.340000
6/30/2018	9,531.660000	10,654.520000	13,516.640000
9/30/2018	9,498.070000	10,714.190000	14,201.940000
12/31/2018	7,035.620000	9,299.910000	12,368.470000
3/31/2019	8,516.850000	10,316.390000	13,886.080000
6/30/2019	9,121.710000	10,779.600000	14,456.790000
9/30/2019	8,683.640000	10,569.400000	14,560.880000
12/31/2019	10,371.360000	11,586.170000	15,858.260000
3/31/2020	5,251.140000	8,680.360000	12,572.430000
6/30/2020	6,989.490000	10,083.980000	14,913.410000
9/30/2020	7,583.530000	10,614.390000	16,048.320000
12/31/2020	10,008.120000	12,342.420000	18,327.190000
3/31/2021	10,945.270000	12,858.330000	19,296.690000
6/30/2021	12,653.030000	13,830.420000	20,749.730000
9/30/2021	12,080.270000	13,650.620000	20,614.860000
12/31/2021	13,240.010000	14,359.090000	22,276.420000
3/31/2022	10,839.140000	13,226.160000	21,227.200000
6/30/2022	7,933.620000	11,222.400000	17,977.320000
9/30/2022	5,939.590000	10,018.230000	16,754.860000
12/31/2022	8,414.630000	11,996.830000	18,527.520000
3/31/2023	10,014.910000	13,218.110000	19,954.140000
6/30/2023	10,412.720000	13,593.510000	21,323
9/30/2023	9,062.060000	14,275.900000	20,542.570000
12/31/2023	11,119.500000	15,931.900000	22,861.830000
3/31/2024	12,016.670000	16,712.570000	24,919.390000
5/31/2024	12,750.670000	17,252.380000	25,156.130000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra FTSE Europe from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra FTSE Europe - NAV	32.12%	9.50%	2.46%
Ultra FTSE Europe - Market Price	31.90%	9.58%	2.43%
FTSE Developed Europe All Cap Index	20.20%	9.06%	4.66%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE Developed Europe All Cap Index" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE Developed Europe All Cap Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$5,021,081
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap Index

Composition	% of Index
Financials	19.0%
Industrials	17.6%
Health Care	14.4%
Consumer Discretionary	10.1%
Consumer Staples	9.9%
Information Technology	7.8%
Materials	7.1%
Energy	5.4%
Utilities	3.7%
Communication Services	3.3%
Real Estate	1.7%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	50.2%

FTSE Developed Europe All Cap Index

Country	% of Index
United Kingdom	24.4%
France	16.5%
Switzerland	13.5%
Germany	12.8%
Netherlands	7.1%
Sweden	5.7%
Denmark	5.4%
Others	4.9%
Spain	4.2%
Italy	3.8%
Finland	1.7%

Ultra FTSE Europe - UPV

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UPV524

Ultra Nasdaq Cloud Computing

SKYU - NASDAQ

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Nasdaq Cloud Computing (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKYU	$113	0.95%

How Did the Fund Perform Last Year?

Ultra Nasdaq Cloud Computing(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ISE CTA Cloud Computing Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 38.39% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 24.85% and a volatility of 21.89%. The index performance was driven by factors such as strength from several "Magnificent Seven" constituents and enthusiasm around AI-related opportunities. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Nasdaq Cloud Computing : $5,442	ISE CTA Cloud Computing Index : $9,383	Nasdaq-100® : $14,687
1/19/2021	10,000	10,000	10,000
3/31/2021	9,403.780000	9,798	10,089
6/30/2021	11,426.460000	10,854.220000	11,237.130000
9/30/2021	11,241.580000	10,817.320000	11,359.610000
12/31/2021	10,905.860000	10,762.150000	12,640.980000
3/31/2022	7,891.350000	9,357.690000	11,514.670000
6/30/2022	3,893.500000	6,817.080000	8,946.900000
9/30/2022	3,103.580000	6,245.810000	8,551.440000
12/31/2022	2,645.920000	5,967.870000	8,548.020000
3/31/2023	3,430.290000	6,947.790000	10,323.450000
6/30/2023	4,296.120000	7,897.560000	11,912.220000
9/30/2023	4,179.070000	7,899.920000	11,592.980000
12/31/2023	5,420.760000	9,133.100000	13,285.550000
3/31/2024	6,277.030000	9,980.650000	14,444.050000
5/31/2024	5,442.320000	9,382.810000	14,686.710000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Nasdaq Cloud Computing from January 19, 2021 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (1/19/21)
Ultra Nasdaq Cloud Computing - NAV	38.39%	-16.55%
Ultra Nasdaq Cloud Computing - Market Price	38.46%	-16.54%
ISE CTA Cloud Computing Index	24.85%	-1.88%
Nasdaq-100®	31.12%	12.04%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the ISE CTA Cloud Computing Index are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$2,721,171
  Number of Portfolio Holdings71
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate59%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ISE CTA Cloud Computing Index

Composition	% of Index
Software & Services	67.3%
Technology Hardware & Equipment	19.2%
Media & Entertainment	6.1%
Consumer Discretionary Distribution	4.0%
Telecommunication Services	1.1%
Commercial & Professional Services	1.1%
Financial Services	0.7%
Health Care Equipment & Services	0.5%

Largest Holdings

Company	% of Net Assets
Alphabet, Inc., Class A	4.1%
Pure Storage, Inc., Class A	3.8%
Arista Networks, Inc.	3.6%
Oracle Corp.	3.5%
Microsoft Corp.	3.3%
Amazon.com, Inc.	3.3%
International Business Machines Corp.	3.0%
Nutanix, Inc., Class A	2.9%
Dell Technologies, Inc., Class C	2.4%
AppLovin Corp., Class A	2.3%

Ultra Nasdaq Cloud Computing - SKYU

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SKYU524

Supply Chain Logistics ETF

SUPL - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Supply Chain Logistics ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SUPL	$62	0.58%

How Did the Fund Perform Last Year?

Supply Chain Logistics ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Supply Chain

Logistics Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the

Index. Strong industrial sector returns drove performance, though a material allocation to Canadian stocks was a relative detractor. For the year ended May 31, 2024, the Fund had a total return of 13.00%. For the same period, the Index had a total return of 13.79% and a volatility of 13.19%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Supply Chain Logistics ETF : $10,849	FactSet Supply Chain Logistics Index : $10,716	S&P Global 1200 Index : $11,998
4/6/2022	10,000	10,000	10,000
6/30/2022	9,030	8,844	8,574
9/30/2022	7,841	7,695	7,991
12/31/2022	8,912	8,744	8,836
3/31/2023	9,833	9,664	9,517
6/30/2023	10,276	10,102	10,170
9/30/2023	10,007	9,868	9,798
12/31/2023	10,970	10,828	10,904
3/31/2024	11,007	10,874	11,885
5/31/2024	10,849	10,716	11,998
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Supply Chain Logistics ETF from April 6, 2022 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (4/6/22)
Supply Chain Logistics ETF - NAV	13.00%	3.86%
Supply Chain Logistics ETF - Market Price	13.10%	3.74%
FactSet Supply Chain Logistics Index	13.79%	4.23%
S&P Global 1200 Index	24.99%	8.81%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "FactSet Supply Chain Logistics Index" and "FactSet" are trademarks of FactSet Research Systems Inc. and have been licensed for use by ProShare Advisors LLC. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet Supply Chain Logistics Index are not sponsored, endorsed, sold, or promoted by FactSet Research Systems Inc., and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$2,002,068
  Number of Portfolio Holdings42
  Net Investment Advisory Fees$11,374
  Portfolio Turnover Rate23%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FactSet Supply Chain Logistics Index

Composition	% of Index
Industrials	95.6%
Consumer Discretionary	4.4%

Largest Holdings

Company	% of Net Assets
Brambles Ltd.	4.5%
Amadeus IT Group SA	4.4%
CSX Corp.	4.3%
Expeditors International of Washington, Inc.	4.3%
Union Pacific Corp.	4.3%
XPO, Inc.	4.2%
Kuehne + Nagel International AG (Registered)	4.1%
FedEx Corp.	4.1%
Evergreen Marine Corp. Taiwan Ltd.	4.1%
United Parcel Service, Inc., Class B	3.9%

FactSet Supply Chain Logistics Index

Country	% of Index
United States	47.1%
China	7.2%
Taiwan	7.1%
Japan	6.4%
Australia	6.1%
Spain	4.4%
Switzerland	4.2%
Germany	3.8%
Canada	3.7%
Denmark	2.3%
Brazil	1.6%
South Korea	1.5%
Poland	1.3%
India	1.2%
New Zealand	1.2%
United Kingdom	0.9%

Supply Chain Logistics ETF - SUPL

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SUPL524

UltraShort Consumer Discretionary

SCC - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Consumer Discretionary (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCC	$83	0.95%

How Did the Fund Perform Last Year?

UltraShort Consumer Discretionary(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -25.26% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 17.05% and a volatility of 17.33%. The index performance was driven by factors such as a resilient consumer in the face of stubborn inflation. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Consumer Discretionary : $618	S&P Consumer Discretionary Select Sector Index : $26,768	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,684.630000	10,199	10,207
9/30/2014	9,377.820000	10,306.610000	10,322.120000
12/31/2014	7,466.720000	11,439.160000	10,831.280000
3/31/2015	6,639.510000	12,026.250000	10,934.250000
6/30/2015	6,621.390000	11,976.950000	10,964.860000
9/30/2015	6,868.040000	11,560.150000	10,258.730000
12/31/2015	6,051.020000	12,193.640000	10,980.940000
3/31/2016	5,757	12,333.870000	11,129.180000
6/30/2016	5,803.270000	12,195.210000	11,402.430000
9/30/2016	5,451.410000	12,529.490000	11,841.660000
12/31/2016	5,083.710000	12,923.620000	12,294.510000
3/31/2017	4,435.690000	13,821.890000	13,040.310000
6/30/2017	4,223.700000	14,143.940000	13,443.260000
9/30/2017	4,186.500000	14,201.930000	14,045.520000
12/31/2017	3,493.860000	15,555.370000	14,978.140000
3/31/2018	3,301.480000	15,854.030000	14,864.310000
6/30/2018	2,886.800000	16,911.500000	15,374.150000
9/30/2018	2,410.640000	18,546.840000	16,559.500000
12/31/2018	3,132.280000	15,876.100000	14,320.660000
3/31/2019	2,430.150000	18,001.900000	16,275.430000
6/30/2019	2,121.830000	19,253.040000	16,975.270000
9/30/2019	2,134.060000	19,116.340000	17,263.850000
12/31/2019	1,925.420000	20,152.450000	18,829.680000
3/31/2020	2,524.620000	16,353.710000	15,139.060000
6/30/2020	1,495.810000	20,618.760000	18,248.630000
9/30/2020	1,117.200000	23,478.580000	19,878.230000
12/31/2020	876.760000	26,150.440000	22,293.430000
3/31/2021	795.160000	27,133.700000	23,668.940000
6/30/2021	710.300000	28,528.370000	25,692.630000
9/30/2021	710.700000	28,311.550000	25,841.650000
12/31/2021	650.530000	29,291.130000	28,691.980000
3/31/2022	746.110000	26,587.560000	27,372.150000
6/30/2022	1,188.190000	20,108.170000	22,965.230000
9/30/2022	1,113.710000	20,299.200000	21,844.530000
12/31/2022	1,062.530000	20,425.060000	23,495.980000
3/31/2023	844.950000	22,555.390000	25,258.180000
6/30/2023	656.310000	25,681.570000	27,465.740000
9/30/2023	729.630000	24,382.080000	26,567.610000
12/31/2023	590.620000	27,144.570000	29,673.360000
3/31/2024	560.310000	27,996.910000	32,806.870000
5/31/2024	617.740000	26,767.840000	33,026.680000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Discretionary from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Consumer Discretionary - NAV	- 25.26%	-23.93%	-24.30%
UltraShort Consumer Discretionary - Market Price	-25.12%	-23.92%	-24.34%
S&P Consumer Discretionary Select Sector Index	17.05%	10.78%	11.79%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Consumer Discretionary Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by SP Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Discretionary Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$1,851,976
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Consumer Discretionary Select Sector Index

Composition	% of Index
Retailing	49.1%
Consumer Services	23.0%
Automobiles & Components	17.4%
Consumer Durables & Apparel	10.5%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	63.2%
Repurchase Agreements with various counterparties	14.1%

UltraShort Consumer Discretionary - SCC

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SCC524

Ultra QQQ

QLD - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra QQQ (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QLD	$121	0.95%

How Did the Fund Perform Last Year?

Ultra QQQ®(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 55.71% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 31.12% and a volatility of 16.02%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra QQQ : $134,553	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000
6/30/2014	10,610.710000	10,309
9/30/2014	11,730.210000	10,878.940000
12/31/2014	12,773.760000	11,411.650000
3/31/2015	13,324.520000	11,711.240000
6/30/2015	13,677.790000	11,915.020000
9/30/2015	12,199.280000	11,363.350000
12/31/2015	14,656.440000	12,523.550000
3/31/2016	13,815.210000	12,285.600000
6/30/2016	13,348.660000	12,145.660000
9/30/2016	16,234.720000	13,446.070000
12/31/2016	16,123.250000	13,456.230000
3/31/2017	20,116.560000	15,083.510000
6/30/2017	21,627.690000	15,715.510000
9/30/2017	24,125.810000	16,685.160000
12/31/2017	27,498.670000	17,896.500000
3/31/2018	28,613.420000	18,460.240000
6/30/2018	32,421.770000	19,802.300000
9/30/2018	37,744.940000	21,507.280000
12/31/2018	25,192.640000	17,902.660000
3/31/2019	33,787.290000	20,926.420000
6/30/2019	36,100.920000	21,815.790000
9/30/2019	36,362.240000	22,097.210000
12/31/2019	45,869.090000	24,967.640000
3/31/2020	33,726.310000	22,398.470000
6/30/2020	55,631.720000	29,185.210000
9/30/2020	68,971.160000	32,868.380000
12/31/2020	86,707.950000	37,170.850000
3/31/2021	88,060.990000	37,825.060000
6/30/2021	108,041.330000	42,129.550000
9/30/2021	109,518.800000	42,588.760000
12/31/2021	133,811.680000	47,392.770000
3/31/2022	107,831.880000	43,170.080000
6/30/2022	62,263.450000	33,543.150000
9/30/2022	55,149.400000	32,060.540000
12/31/2022	52,866.430000	32,047.720000
3/31/2023	74,817.920000	38,704.030000
6/30/2023	97,210	44,660.580000
9/30/2023	89,540.390000	43,383.290000
12/31/2023	114,762.760000	49,717.250000
3/31/2024	132,393.400000	54,052.590000
5/31/2024	134,553.370000	54,960.670000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra QQQ from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra QQQ - NAV	55.71%	33.86%	29.68%
Ultra QQQ - Market Price	55.74%	33.91%	29.70%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$6,315,590,871
  Number of Portfolio Holdings119
  Net Investment Advisory Fees$38,923,286
  Portfolio Turnover Rate24%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	115%
Futures Contracts	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100® Index

Composition	% of Index
Information Technology	50.3%
Communication Services	15.9%
Consumer Discretionary	12.6%
Consumer Staples	6.5%
Health Care	6.2%
Industrials	4.5%
Materials	1.5%
Utilities	1.3%
Energy	0.5%
Financials	0.5%
Real Estate	0.2%

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	6.4%
Apple, Inc.	6.2%
NVIDIA Corp.	5.7%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Costco Wholesale Corp.	1.9%
Tesla, Inc.	1.8%
Netflix, Inc.	1.5%

Ultra QQQ - QLD

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

QLD524

Short 7-10 Year Treasury

TBX - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short 7-10 Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBX	$100	0.95%

How Did the Fund Perform Last Year?

Short 7-10 Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 10.87% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of -2.20% and a volatility of 7.97%. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short 7-10 Year Treasury : $10,200	ICE U.S. Treasury 7-10 Year Bond Index : $10,884	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,011.12	9,976	9,986
9/30/2014	9,926.92	10,022.75	10,019.95
12/31/2014	9,586.6	10,336.04	10,215.34
3/31/2015	9,309.55	10,598.04	10,381.85
6/30/2015	9,500.58	10,340.5	10,215.74
9/30/2015	9,188.1	10,648.65	10,394.52
12/31/2015	9,282.68	10,504.89	10,296.81
3/31/2016	8,845.05	10,995.47	10,626.31
6/30/2016	8,586.53	11,298.69	10,853.71
9/30/2016	8,612.11	11,240.21	10,818.98
12/31/2016	9,100.47	10,613.06	10,404.61
3/31/2017	9,005.18	10,715.38	10,475.36
6/30/2017	8,884.26	10,865.39	10,598.97
9/30/2017	8,858.73	10,913.2	10,639.25
12/31/2017	8,900.17	10,885.92	10,645.63
3/31/2018	9,098.43	10,682.35	10,520.01
6/30/2018	9,153.29	10,670.6	10,531.58
9/30/2018	9,283.93	10,586.3	10,468.4
12/31/2018	9,017.34	10,983.29	10,737.43
3/31/2019	8,836.16	11,298.51	10,965.07
6/30/2019	8,569.74	11,744.8	11,295.12
9/30/2019	8,397.97	12,064.26	11,566.2
12/31/2019	8,540.3	11,915.87	11,474.83
3/31/2020	7,740.32	13,147.97	12,450.19
6/30/2020	7,662.46	13,243.95	12,477.58
9/30/2020	7,616.36	13,279.71	12,500.04
12/31/2020	7,689.32	13,107.07	12,396.28
3/31/2021	8,126.51	12,345.55	11,859.53
6/30/2021	7,897.9	12,675.18	12,083.67
9/30/2021	7,867.78	12,648.56	12,077.63
12/31/2021	7,817.03	12,704.21	12,110.24
3/31/2022	8,317.42	11,873.36	11,447.81
6/30/2022	8,675.32	11,366.37	11,029.96
9/30/2022	9,215.34	10,707.12	10,524.79
12/31/2022	9,256.56	10,812.05	10,600.57
3/31/2023	9,039.09	11,195.87	10,917.53
6/30/2023	9,380.57	10,987.63	10,765.77
9/30/2023	10,014.99	10,503.08	10,436.34
12/31/2023	9,594.07	11,177.37	11,010.34
3/31/2024	9,919.15	11,026.48	10,911.25
5/31/2024	10,200.31	10,884.24	10,822.87
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 7-10 Year Treasury from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short 7-10 Year Treasury - NAV	10.87%	3.32%	0.20%
Short 7-10 Year Treasury - Market Price	11.03%	3.35%	0.19%
ICE U.S. Treasury 7-10 Year Bond Index	- 2.20%	-1.24%	0.85%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 7-10 Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$19,566,601
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$131,119
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98)%
Futures Contracts	(3)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index

Composition	% of Index
7-10 Year U.S. Treasury	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	79.3%
U.S. Treasury Bills	10.1%

Short 7-10 Year Treasury - TBX

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

TBX524

Global Listed Private Equity ETF

PEX - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Global Listed Private Equity ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEX	$67	0.60%

How Did the Fund Perform Last Year?

Global Listed Private Equity ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. A strong public equity market drove performance, though the lagging of international public equity performance generated modest underperformance relative to the S&P 500® . For the year ended May 31, 2024, the Fund had a total return of 23.78%. For the same period, the Index had a total return of 24.88% and a volatility of 11.50%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Global Listed Private Equity ETF : $17,134	LPX Direct Listed Private Equity Index : $17,827	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	10,218	10,221	10,180
9/30/2014	9,343	9,351	9,976
12/31/2014	9,399	9,419	10,072
3/31/2015	9,701	9,739	10,292
6/30/2015	9,957	10,008	10,353
9/30/2015	9,304	9,354	9,461
12/31/2015	9,814	9,879	9,986
3/31/2016	9,903	10,002	10,003
6/30/2016	9,841	9,950	10,139
9/30/2016	10,572	10,699	10,653
12/31/2016	10,900	11,055	10,875
3/31/2017	11,360	11,518	11,614
6/30/2017	12,305	12,359	12,115
9/30/2017	12,679	12,772	12,747
12/31/2017	12,536	12,619	13,469
3/31/2018	12,378	12,462	13,331
6/30/2018	12,560	12,659	13,517
9/30/2018	12,875	13,005	14,202
12/31/2018	10,878	10,972	12,368
3/31/2019	12,096	12,242	13,886
6/30/2019	12,835	13,018	14,457
9/30/2019	13,046	13,247	14,561
12/31/2019	13,590	13,817	15,858
3/31/2020	8,434	8,517	12,572
6/30/2020	10,312	10,457	14,913
9/30/2020	11,137	11,319	16,048
12/31/2020	13,509	13,757	18,327
3/31/2021	15,000	15,315	19,297
6/30/2021	16,153	16,505	20,750
9/30/2021	16,668	17,064	20,615
12/31/2021	17,211	17,644	22,276
3/31/2022	15,763	16,229	21,227
6/30/2022	12,747	13,081	17,977
9/30/2022	11,317	11,625	16,755
12/31/2022	12,809	13,165	18,528
3/31/2023	13,469	13,908	19,954
6/30/2023	14,319	14,799	21,323
9/30/2023	14,215	14,722	20,543
12/31/2023	15,748	16,331	22,862
3/31/2024	16,656	17,319	24,919
5/31/2024	17,134	17,827	25,156
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Global Listed Private Equity ETF from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Global Listed Private Equity ETF - NAV	23.78%	6.93%	5.53%
Global Listed Private Equity ETF - Market Price	24.18%	7.06%	5.57%
LPX Direct Listed Private Equity Index	24.88%	7.52%	5.95%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"LPX®  Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH and have been licensed for use by ProShares. ProShares have not been passed on by LPX GmbH as to their legality or suitability. ProShares based on the LPX® Direct Listed Private Equity Index are not sponsored, endorsed, sold, or promoted by LPX GmbH, and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$10,873,872
  Number of Portfolio Holdings31
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate18%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Closed End Funds	13%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

LPX Direct Listed Private Equity Index

Country	% of Index
United States	47.2%
United Kingdom	11.3%
Germany	10.2%
Sweden	7.2%
Canada	6.9%
France	5.6%
Switzerland	5.0%
Guernsey	5.0%
Belgium	1.6%

Largest Holdings

Company	% of Net Assets
Ares Capital Corp.	10.2%
3i Group plc	10.1%
FS KKR Capital Corp.	8.3%
Onex Corp.	6.8%
Main Street Capital Corp.	6.1%
Hercules Capital, Inc.	4.5%
Kinnevik AB, Class B	4.3%
Wendel SE	4.3%
Golub Capital BDC, Inc.	4.1%
Eurazeo SE	4.1%

Global Listed Private Equity ETF - PEX

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

PEX524

UltraShort Consumer Staples

SZK - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Consumer Staples (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SZK	$91	0.95%

How Did the Fund Perform Last Year?

UltraShort Consumer Staples(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -7.43% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 9.63% and a volatility of 10.55%. The index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Consumer Staples : $1,158	S&P Consumer Staples Select Sector Index : $22,553	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,806.16	9,976	10,207
9/30/2014	9,732.05	9,970.18	10,322.12
12/31/2014	8,416.03	10,650.37	10,831.28
3/31/2015	8,097.45	10,772.19	10,934.25
6/30/2015	8,017.98	10,781.88	10,964.86
9/30/2015	8,023.85	10,626.63	10,258.73
12/31/2015	6,969.05	11,295.04	10,980.94
3/31/2016	6,269.41	11,807.83	11,129.18
6/30/2016	5,810.51	12,184.1	11,402.43
9/30/2016	5,820.96	12,117.61	11,841.66
12/31/2016	5,986	11,892.04	12,294.51
3/31/2017	5,127.62	12,832.53	13,040.31
6/30/2017	4,822.97	13,223.92	13,443.26
9/30/2017	4,854.02	13,188.22	14,045.52
12/31/2017	4,365.39	13,916.21	14,978.14
3/31/2018	4,854.14	13,127.16	14,864.31
6/30/2018	4,798.17	13,179.67	15,374.15
9/30/2018	4,697.36	13,352.32	16,559.5
12/31/2018	5,721.22	12,050.47	14,320.66
3/31/2019	4,511.36	13,597.75	16,275.43
6/30/2019	4,313.2	13,943.13	16,975.27
9/30/2019	3,924.79	14,605.43	17,263.85
12/31/2019	3,497.52	15,508.05	18,829.68
3/31/2020	4,330.5	12,682.48	15,139.06
6/30/2020	2,897.35	15,031.27	18,248.63
9/30/2020	2,030.9	17,702.33	19,878.23
12/31/2020	1,458.33	20,653.31	22,293.43
3/31/2021	1,350.75	21,138.66	23,668.94
6/30/2021	1,223.98	22,049.74	25,692.63
9/30/2021	1,249.27	21,716.79	25,841.65
12/31/2021	906.29	25,158.9	28,691.98
3/31/2022	978.99	23,707.23	27,372.15
6/30/2022	1,268.04	20,172.48	22,965.23
9/30/2022	1,324.88	19,504.77	21,844.53
12/31/2022	1,332.04	19,266.82	23,495.98
3/31/2023	1,162.27	21,160.74	25,258.18
6/30/2023	1,194.12	21,156.51	27,465.74
9/30/2023	1,405.9	19,760.18	26,567.61
12/31/2023	1,293.56	20,841.06	29,673.36
3/31/2024	1,164.72	22,277.01	32,806.87
5/31/2024	1,157.91	22,553.25	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Consumer Staples from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Consumer Staples - NAV	- 7.43%	-24.95%	-19.39%
UltraShort Consumer Staples - Market Price	-7.23%	-24.93%	-19.38%
S&P Consumer Staples Select Sector Index	9.63%	9.82%	8.53%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Consumer Staples Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Consumer Staples Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$819,032
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Consumer Staples Select Sector Index

Composition	% of Index
Food, Beverage & Tobacco	42.5%
Food & Staples Retailing	33.1%
Household & Personal Products	24.4%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	77.9%
U.S. Treasury Bills	60.6%

UltraShort Consumer Staples - SZK

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SZK524

Short 20+ Year Treasury

TBF - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBF	$103	0.95%

How Did the Fund Perform Last Year?

Short 20+ Year Treasury (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 16.68% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of -8.61% and a volatility of 16.39. The index performance was driven by factors such as quantitative tightening and lingering inflation which drove higher longer-term treasury yields. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short 20+ Year Treasury : $9,258	ICE U.S. Treasury 20+ Year Bond Index : $10,199	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,002.53	9,979	9,986
9/30/2014	9,653.55	10,277.92	10,019.95
12/31/2014	8,768.27	11,239.29	10,215.34
3/31/2015	8,345.92	11,710.75	10,381.85
6/30/2015	9,087.08	10,648.59	10,215.74
9/30/2015	8,540.57	11,215.09	10,394.52
12/31/2015	8,600.37	11,060.32	10,296.81
3/31/2016	7,882.62	11,999.35	10,626.31
6/30/2016	7,341.74	12,810.72	10,853.71
9/30/2016	7,331	12,771.88	10,818.98
12/31/2016	8,301	11,223.31	10,404.61
3/31/2017	8,163.99	11,382.41	10,475.36
6/30/2017	7,832.67	11,858.19	10,598.97
9/30/2017	7,793.53	11,925.78	10,639.25
12/31/2017	7,603.63	12,233.47	10,645.63
3/31/2018	7,884.5	11,822.42	10,520.01
6/30/2018	7,883.57	11,870.89	10,531.58
9/30/2018	8,174.26	11,510.02	10,468.4
12/31/2018	7,890.79	11,991.14	10,737.43
3/31/2019	7,586.6	12,557.12	10,965.07
6/30/2019	7,201.41	13,325.62	11,295.12
9/30/2019	6,673.48	14,410.32	11,566.2
12/31/2019	6,979.47	13,799.32	11,474.83
3/31/2020	5,538.9	16,902.79	12,450.19
6/30/2020	5,523.61	16,784.47	12,477.58
9/30/2020	5,483.27	16,811.33	12,500.04
12/31/2020	5,619.42	16,293.54	12,396.28
3/31/2021	6,486.98	13,979.86	11,859.53
6/30/2021	6,029.15	15,004.58	12,083.67
9/30/2021	5,960.54	15,019.58	12,077.63
12/31/2021	5,731.59	15,587.32	12,110.24
3/31/2022	6,328.27	13,899.22	11,447.81
6/30/2022	7,176.2	12,211.85	11,029.96
9/30/2022	7,959.35	10,899.08	10,524.79
12/31/2022	8,157.95	10,749.76	10,600.57
3/31/2023	7,660.81	11,450.64	10,917.53
6/30/2023	7,972.08	11,178.12	10,765.77
9/30/2023	9,315.71	9,724.96	10,436.34
12/31/2023	8,339.9	10,981.43	11,010.34
3/31/2024	8,801.41	10,586.1	10,911.25
5/31/2024	9,257.58	10,198.65	10,822.87
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short 20+ Year Treasury from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short 20+ Year Treasury - NAV	16.68%	4.93%	-0.77%
Short 20+ Year Treasury - Market Price	16.84%	4.98%	-0.78%
ICE U.S. Treasury 20+ Year Bond Index	- 8.61%	-4.96%	0.19%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "ICE U.S. Treasury 20+ Year Bond Index" is a trademark of Intercontinental Exchange Inc. ("ICE") and has been licensed for use by ProShares. ProShares have not been passed on by ICE as to their legality or suitability. ProShares based on ICE indexes are not sponsored, endorsed, sold or promoted by ICE or its affiliates, and they make no representation regarding the advisability of investing in ProShares, or the ability of the index to track general financial market performance.

Key Fund Statistics

  Net Assets$98,680,967
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$1,115,947
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Futures Contracts	(2)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index

Composition	% of Index
20+ Year U.S. Treasury	100.0%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	57.8%
U.S. Treasury Bills	40.4%

Short 20+ Year Treasury - TBF

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

TBF524

Ultra Real Estate

URE - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Real Estate (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URE	$98	0.95%

How Did the Fund Perform Last Year?

Ultra Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 7.23% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 9.30% and a volatility of 18.37%. %. The index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Real Estate : $13,995	S&P Real Estate Select Sector Index : $17,258	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,205.28	10,032	10,207
9/30/2014	9,603.73	9,764.52	10,322.12
12/31/2014	12,012.54	10,964.14	10,831.28
3/31/2015	12,914.31	11,432.31	10,934.25
6/30/2015	10,576.27	10,395.4	10,964.86
9/30/2015	10,534.13	10,443.21	10,258.73
12/31/2015	11,989.37	11,198.26	10,980.94
3/31/2016	13,056.51	11,774.97	11,129.18
6/30/2016	14,760.5	12,574.94	11,402.43
9/30/2016	14,275.48	12,430.76	11,841.66
12/31/2016	13,233.95	12,044.21	12,294.51
3/31/2017	13,978.38	12,431.54	13,040.31
6/30/2017	14,601.19	12,753.51	13,443.26
9/30/2017	14,792.4	12,897.63	14,045.52
12/31/2017	15,426.71	13,229.1	14,978.14
3/31/2018	13,438.97	12,447.26	14,864.31
6/30/2018	15,416.19	13,415.65	15,374.15
9/30/2018	15,399.02	13,502.85	16,559.5
12/31/2018	13,338.97	12,696.73	14,320.66
3/31/2019	18,034.31	14,865.34	16,275.43
6/30/2019	18,393.05	15,135.89	16,975.27
9/30/2019	20,928.07	16,240.8	17,263.85
12/31/2019	20,994.78	16,369.11	18,829.68
3/31/2020	10,514.27	12,376.68	15,139.06
6/30/2020	12,880.96	14,098.28	18,248.63
9/30/2020	13,208.39	14,390.11	19,878.23
12/31/2020	15,128.24	15,501.03	22,293.43
3/31/2021	17,366.42	16,694.61	23,668.94
6/30/2021	21,469.81	18,644.54	25,692.63
9/30/2021	21,838.94	18,803.02	25,841.65
12/31/2021	28,363.56	21,544.5	28,691.98
3/31/2022	24,434.52	20,144.11	27,372.15
6/30/2022	17,405.16	17,231.27	22,965.23
9/30/2022	13,649.01	15,437.49	21,844.53
12/31/2022	14,352.86	16,122.92	23,495.98
3/31/2023	14,273.56	16,376.05	25,258.18
6/30/2023	14,423.95	16,672.45	27,465.74
9/30/2023	11,681.39	15,188.61	26,567.61
12/31/2023	15,954.23	18,048.62	29,673.36
3/31/2024	15,415.09	17,949.35	32,806.87
5/31/2024	13,994.94	17,258.3	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Real Estate from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Real Estate - NAV	7.23%	-4.74%	3.42%
Ultra Real Estate - Market Price	7.06%	-4.74%	3.41%
S&P Real Estate Select Sector Index	9.30%	4.37%	6.84%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$57,552,067
  Number of Portfolio Holdings39
  Net Investment Advisory Fees$359,116
  Portfolio Turnover Rate25%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Real Estate Select Sector Index

Composition	% of Index
Specialized REITs	44.0%
Residential REITs	13.0%
Retail REITs	12.8%
Industrial REITs	10.6%
Health Care REITs	9.5%
Real Estate Management & Development	6.0%
Office REITs	2.8%
Hotel & Resort REITs	1.3%

Largest Holdings

Company	% of Net Assets
Prologis, Inc.	7.9%
American Tower Corp.	7.1%
Equinix, Inc.	5.6%
Welltower, Inc.	4.5%
Simon Property Group, Inc.	3.8%
Digital Realty Trust, Inc.	3.6%
Crown Castle, Inc.	3.5%
Realty Income Corp.	3.4%
Public Storage	3.4%
CoStar Group, Inc.	2.5%

Ultra Real Estate - URE

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

URE524

Metaverse ETF

VERS - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Metaverse ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VERS	$63	0.58%

How Did the Fund Perform Last Year?

Metaverse ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Metaverse Theme Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Several “Magnificent Seven” and stocks related to artificial intelligence drove performance. For the year ended May 31, 2024, the Fund had a total return of 16.21%. For the same period, the Index had a total return of 16.12% and a volatility of 22.20%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Metaverse ETF : $10,636	Solactive Metaverse Theme Index : $10,678	MSCI ACWI Index : $12,440
3/15/2022	10,000	10,000	10,000
3/31/2022	11,168	11,166	10,721
6/30/2022	8,211	8,229	9,056
9/30/2022	7,474	7,501	8,448
12/31/2022	7,071	7,103	9,283
3/31/2023	8,636	8,676	9,974
6/30/2023	9,893	9,932	10,607
9/30/2023	8,875	8,907	10,257
12/31/2023	10,687	10,728	11,401
3/31/2024	10,463	10,504	12,342
5/31/2024	10,636	10,678	12,440
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Metaverse ETF from March 15, 2022 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Since Inception (3/15/22)
Metaverse ETF - NAV	16.21%	2.83%
Metaverse ETF - Market Price	16.07%	2.77%
Solactive Metaverse Theme Index	16.12%	3.01%
MSCI ACWI Index	24.13%	10.36%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Solactive AG," a registered trademark of Solactive AG, and the "Solactive Metaverse Theme Index" has been licensed for use by ProShare Advisors LLC. ProShares based on the Solactive Metaverse Theme Index are not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of ProShares, or the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$5,884,785
  Number of Portfolio Holdings41
  Net Investment Advisory Fees$35,325
  Portfolio Turnover Rate55%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Solactive Metaverse Theme Index

Composition	% of Index
Information Technology	67.2%
Communication Services	21.8%
Consumer Discretionary	6.7%
Real Estate	3.5%
Health Care	0.8%

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	5.4%
Immersion Corp.	4.8%
Apple, Inc.	4.6%
Himax Technologies, Inc. (ADR)	4.5%
Alphabet, Inc., Class A	4.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	4.1%
Snap, Inc., Class A	3.9%
Advanced Micro Devices, Inc.	3.9%
PTC, Inc.	3.9%

Metaverse ETF - VERS

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

VERS524

UltraShort Dow30℠

DXD - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Dow30℠ (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DXD	$84	0.95%

How Did the Fund Perform Last Year?

UltraShort Dow30SM(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -22.54% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 19.97% and a volatility of 10.07%. The index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Dow30℠ : $682	Dow Jones Industrial Average℠ Index : $33,023	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,842.61	10,075	10,207
9/30/2014	9,419.38	10,263.75	10,322.12
12/31/2014	8,382.94	10,797.8	10,831.28
3/31/2015	8,191.83	10,832.99	10,934.25
6/30/2015	8,173.12	10,801.57	10,964.86
9/30/2015	9,151.47	10,047.62	10,258.73
12/31/2015	7,763.65	10,821.29	10,980.94
3/31/2016	7,268.61	11,059.36	11,129.18
6/30/2016	6,889.8	11,288.16	11,402.43
9/30/2016	6,481.81	11,601.77	11,841.66
12/31/2016	5,468.43	12,606.55	12,294.51
3/31/2017	4,940.24	13,260.86	13,040.31
6/30/2017	4,577.33	13,784.66	13,443.26
9/30/2017	4,121.1	14,553.84	14,045.52
12/31/2017	3,359.97	16,148.94	14,978.14
3/31/2018	3,413.35	15,832.43	14,864.31
6/30/2018	3,324.43	16,031.91	15,374.15
9/30/2018	2,789.46	17,575.79	16,559.5
12/31/2018	3,454.48	15,587.97	14,320.66
3/31/2019	2,769.56	17,428.9	16,275.43
6/30/2019	2,618.7	17,988.37	16,975.27
9/30/2019	2,523.8	18,317.56	17,263.85
12/31/2019	2,229.08	19,539.34	18,829.68
3/31/2020	2,866.46	15,098.05	15,139.06
6/30/2020	1,858.53	17,892.7	18,248.63
9/30/2020	1,552.32	19,363.48	19,878.23
12/31/2020	1,236.9	21,441.18	22,293.43
3/31/2021	1,039.1	23,218.65	23,668.94
6/30/2021	931.49	24,398.16	25,692.63
9/30/2021	948.28	24,041.95	25,841.65
12/31/2021	803.28	25,934.05	28,691.98
3/31/2022	855.11	24,870.75	27,372.15
6/30/2022	1,037.73	22,189.68	22,965.23
9/30/2022	1,165.32	20,820.58	21,844.53
12/31/2022	859.31	24,153.96	23,495.98
3/31/2023	855.78	24,378.59	25,258.18
6/30/2023	810.66	25,346.42	27,465.74
9/30/2023	869.69	24,814.14	26,567.61
12/31/2023	697.85	28,062.31	29,673.36
3/31/2024	637.03	29,785.34	32,806.87
5/31/2024	682.1	33,023.01	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Dow30℠ from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Dow30℠ - NAV	- 22.54%	-25.68%	-23.55%
UltraShort Dow30℠ - Market Price	-22.57%	-25.69%	-23.55%
Dow Jones Industrial Average℠ Index	19.97%	11.61%	11.24%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$74,397,328
  Number of Portfolio Holdings11
  Net Investment Advisory Fees$573,653
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(196)%
Futures Contracts	(4)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average℠ Index

Composition	% of Index
Financials	23.6%
Information Technology	18.4%
Health Care	18.1%
Consumer Discretionary	14.7%
Industrials	13.9%
Consumer Staples	5.0%
Energy	2.8%
Communication Services	2.5%
Materials	1.0%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	66.8%
Repurchase Agreements with various counterparties	59.2%

UltraShort Dow30℠ - DXD

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

DXD524

Decline of the Retail Store ETF

EMTY - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Decline of the Retail Store ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMTY	$60	0.65%

How Did the Fund Perform Last Year?

Decline of the Retail Store ETF (the “Fund”) seeks capital appreciation from the decline of bricks and mortar retailers through short exposure (-1x) to the Solactive-ProShares Bricks and Mortar Retail Store Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objectives. A continued post-pandemic recovery of bricks and mortar retailing drove strong performance of the underlying Index and negative returns for the Fund, which seeks inverse exposure to the Index. For the year ended May 31, 2024, the Fund had a total return of -17.33%. For the same period, the Index had a total return of 26.19% and a volatility of 19.92%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Decline of the Retail Store ETF : $3,551	Solactive-ProShares Bricks and Mortar Retail Store Index : $20,294	S&P 500® Index : $22,921
11/14/2017	10,000	10,000	10,000
12/31/2017	8,398	11,803	10,395
3/31/2018	8,778	11,168	10,316
6/30/2018	8,014	12,212	10,670
9/30/2018	7,572	12,904	11,492
12/31/2018	9,289	10,380	9,939
3/31/2019	8,646	11,138	11,295
6/30/2019	9,665	9,932	11,781
9/30/2019	9,213	10,312	11,981
12/31/2019	8,513	11,120	13,068
3/31/2020	12,739	6,832	10,507
6/30/2020	8,053	9,943	12,665
9/30/2020	7,160	11,047	13,796
12/31/2020	5,806	13,444	15,472
3/31/2021	4,435	17,297	16,427
6/30/2021	4,048	18,660	17,831
9/30/2021	4,165	17,874	17,934
12/31/2021	3,626	20,225	19,913
3/31/2022	3,894	18,390	18,997
6/30/2022	4,340	15,967	15,938
9/30/2022	4,230	16,192	15,160
12/31/2022	3,784	18,010	16,306
3/31/2023	3,698	18,574	17,529
6/30/2023	3,930	17,628	19,062
9/30/2023	4,421	15,903	18,438
12/31/2023	3,792	18,716	20,594
3/31/2024	3,572	20,149	22,768
5/31/2024	3,551	20,294	22,921
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Decline of the Retail Store ETF from November 14, 2017 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (11/14/17)
Decline of the Retail Store ETF - NAV	- 17.33%	-18.66%	-14.64%
Decline of the Retail Store ETF - Market Price	-17.13%	-18.64%	-14.62%
Solactive-ProShares Bricks and Mortar Retail Store Index	26.19%	16.07%	11.42%
S&P 500® Index	28.19%	15.79%	13.51%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Solactive AG," a registered trademark of Solactive AG, and the Solactive-ProShares Bricks and Mortar Retail Store Index have been licensed for use by ProShare Advisors LLC. The fund is not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of the fund, or the advisability of investing in the fund.

Key Fund Statistics

  Net Assets$4,086,659
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$53,000
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Solactive-ProShares Bricks and Mortar Retail Store Index

Composition	% of Index
Consumer Discretionary	65.8%
Consumer Staples	31.8%
Materials	2.4%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	90.8%

Decline of the Retail Store ETF - EMTY

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EMTY524

Ultra Russell2000

UWM - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Russell2000 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UWM	$109	0.95%

How Did the Fund Perform Last Year?

Ultra Russell2000(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 29.56% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 20.12% and a volatility of 19.49%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Russell2000 : $19,599	Russell 2000® Index : $20,917	Russell 3000 Index : $31,307
5/31/2014	10,000	10,000	10,000
6/30/2014	11,070.44	10,532	10,251
9/30/2014	9,435.4	9,756.85	10,252.03
12/31/2014	11,238.22	10,705.99	10,789.23
3/31/2015	12,127.76	11,167.95	10,983.44
6/30/2015	12,152.2	11,214.86	10,998.81
9/30/2015	9,314.45	9,878.05	10,201.4
12/31/2015	9,890.4	10,232.67	10,841.03
3/31/2016	9,440.92	10,077.13	10,946.19
6/30/2016	10,053.94	10,459.24	11,234.07
9/30/2016	11,857.96	11,405.37	11,728.37
12/31/2016	13,917.36	12,412.86	12,222.13
3/31/2017	14,484.47	12,718.94	12,923.68
6/30/2017	15,076.02	13,031.83	13,313.98
9/30/2017	16,698.42	13,770.73	13,922.43
12/31/2017	17,681.36	14,230.67	14,805.11
3/31/2018	17,378.84	14,219.29	14,710.36
6/30/2018	19,941.76	15,321.28	15,282.59
9/30/2018	21,173.83	15,869.79	16,370.71
12/31/2018	13,128.64	12,664.09	14,029.7
3/31/2019	16,960.6	14,510.51	15,999.47
6/30/2019	17,398.96	14,815.23	16,655.45
9/30/2019	16,294.54	14,459.67	16,848.65
12/31/2019	19,493.4	15,896.96	18,381.88
3/31/2020	8,332.39	11,030.9	14,540.07
6/30/2020	12,325.97	13,834.95	17,743.24
9/30/2020	13,378.81	14,517.02	19,377.39
12/31/2020	22,713.61	19,071.01	22,222
3/31/2021	28,214.89	21,493.02	23,633.09
6/30/2021	30,329.21	22,415.07	25,580.46
9/30/2021	27,394.41	21,437.78	25,554.88
12/31/2021	28,149.37	21,896.55	27,926.37
3/31/2022	23,547.74	20,247.74	26,451.86
6/30/2022	15,633.92	16,765.13	22,034.4
9/30/2022	14,560.87	16,397.97	21,051.66
12/31/2022	15,855.85	17,419.56	22,563.17
3/31/2023	16,228.87	17,896.86	24,183.21
6/30/2023	17,512.78	18,829.28	26,212.18
9/30/2023	15,412.15	17,863.34	25,360.29
12/31/2023	19,416.03	20,369.57	28,421.27
3/31/2024	20,907.43	21,424.71	31,269.08
5/31/2024	19,598.88	20,916.95	31,306.61
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Russell2000 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Russell2000 - NAV	29.56%	5.14%	6.96%
Ultra Russell2000 - Market Price	30.05%	5.19%	6.98%
Russell 2000® Index	20.12%	8.60%	7.65%
Russell 3000 Index	27.58%	14.98%	12.07%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$205,065,269
  Number of Portfolio Holdings1,950
  Net Investment Advisory Fees$1,096,287
  Portfolio Turnover Rate40%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	114%
Futures Contracts	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000® Index

Composition	% of Index
Industrials	17.5%
Financials	15.8%
Information Technology	15.0%
Health Care	14.9%
Consumer Discretionary	10.5%
Energy	7.6%
Real Estate	5.5%
Materials	4.9%
Consumer Staples	3.5%
Utilities	2.6%
Communication Services	2.2%

Largest Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	1.2%
MicroStrategy, Inc., Class A	0.7%
Comfort Systems USA, Inc.	0.3%
Onto Innovation, Inc.	0.3%
Carvana Co., Class A	0.3%
elf Beauty, Inc.	0.3%
Fabrinet	0.3%
Light & Wonder, Inc.	0.3%
Weatherford International plc	0.3%
Abercrombie & Fitch Co., Class A	0.3%

Ultra Russell2000 - UWM

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UWM524

Short Dow30℠

DOG - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short Dow30℠ (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DOG	$91	0.95%

How Did the Fund Perform Last Year?

Short Dow30SM (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -9.06% and had an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 19.97% and a volatility of 10.07%. The index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short Dow30℠ : $3,141	Dow Jones Industrial Average℠ Index : $33,023	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,918.350000	10,075	10,207
9/30/2014	9,701.160000	10,263.750000	10,322.120000
12/31/2014	9,162.170000	10,797.800000	10,831.280000
3/31/2015	9,073.450000	10,832.990000	10,934.250000
6/30/2015	9,065.560000	10,801.570000	10,964.860000
9/30/2015	9,630.420000	10,047.620000	10,258.730000
12/31/2015	8,884.280000	10,821.290000	10,980.940000
3/31/2016	8,621.990000	11,059.360000	11,129.180000
6/30/2016	8,404.970000	11,288.160000	11,402.430000
9/30/2016	8,154.930000	11,601.770000	11,841.660000
12/31/2016	7,491.730000	12,606.550000	12,294.510000
3/31/2017	7,121.230000	13,260.860000	13,040.310000
6/30/2017	6,857.660000	13,784.660000	13,443.260000
9/30/2017	6,511.150000	14,553.840000	14,045.520000
12/31/2017	5,883.600000	16,148.940000	14,978.140000
3/31/2018	5,966.420000	15,832.430000	14,864.310000
6/30/2018	5,908.580000	16,031.910000	15,374.150000
9/30/2018	5,423.540000	17,575.790000	16,559.500000
12/31/2018	6,086.740000	15,587.970000	14,320.660000
3/31/2019	5,474.590000	17,428.900000	16,275.430000
6/30/2019	5,344.150000	17,988.370000	16,975.270000
9/30/2019	5,268.460000	18,317.560000	17,263.850000
12/31/2019	4,962.690000	19,539.340000	18,829.680000
3/31/2020	5,894.440000	15,098.050000	15,139.060000
6/30/2020	4,814.180000	17,892.700000	18,248.630000
9/30/2020	4,411.440000	19,363.480000	19,878.230000
12/31/2020	3,948.210000	21,441.180000	22,293.430000
3/31/2021	3,623.610000	23,218.650000	23,668.940000
6/30/2021	3,432.040000	24,398.160000	25,692.630000
9/30/2021	3,465.310000	24,041.950000	25,841.650000
12/31/2021	3,192.090000	25,934.050000	28,691.980000
3/31/2022	3,296.650000	24,870.750000	27,372.150000
6/30/2022	3,652.290000	22,189.680000	22,965.230000
9/30/2022	3,891.370000	20,820.580000	21,844.530000
12/31/2022	3,371.600000	24,153.960000	23,495.980000
3/31/2023	3,389.610000	24,378.590000	25,258.180000
6/30/2023	3,323.490000	25,346.420000	27,465.740000
9/30/2023	3,469	24,814.140000	26,567.610000
12/31/2023	3,134.790000	28,062.310000	29,673.360000
3/31/2024	3,019.030000	29,785.340000	32,806.870000
5/31/2024	3,140.720000	33,023.010000	33,026.680000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Dow30℠ from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short Dow30℠ - NAV	- 9.06%	-11.30%	-10.94%
Short Dow30℠ - Market Price	-9.04%	-11.31%	-10.94%
Dow Jones Industrial Average℠ Index	19.97%	11.61%	11.24%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®", "DJ," "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$181,754,173
  Number of Portfolio Holdings13
  Net Investment Advisory Fees$1,404,080
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97)%
Futures Contracts	(3)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average℠ Index

Composition	% of Index
Financials	23.6%
Information Technology	18.4%
Health Care	18.1%
Consumer Discretionary	14.7%
Industrials	13.9%
Consumer Staples	5.0%
Energy	2.8%
Communication Services	2.5%
Materials	1.0%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	71.1%
Repurchase Agreements with various counterparties	41.1%

Short Dow30℠ - DOG

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

DOG524

UltraShort Energy

DUG - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Energy (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DUG	$78	0.95%

How Did the Fund Perform Last Year?

UltraShort Energy(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Energy Select Sector Index (the “Index). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -35.03% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 18.29%.The index performance was driven by factors such as volatile, though ultimately higher, oil prices and lingering inflation. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Energy : $485	S&P Energy Select Sector Index : $13,588	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	8,988.25	10,557	10,207
9/30/2014	10,592.42	9,638.82	10,322.12
12/31/2014	12,949.03	8,426.19	10,831.28
3/31/2015	12,940.05	8,250.05	10,934.25
6/30/2015	13,217.99	8,090.83	10,964.86
9/30/2015	18,414.47	6,606.97	10,258.73
12/31/2015	17,425.72	6,569.31	10,980.94
3/31/2016	14,874.92	6,802.52	11,129.18
6/30/2016	11,616.32	7,555.83	11,402.43
9/30/2016	10,691.49	7,741.34	11,841.66
12/31/2016	9,081.16	8,294.22	12,294.51
3/31/2017	10,254.93	7,747.75	13,040.31
6/30/2017	11,761.18	7,179.84	13,443.26
9/30/2017	10,241.08	7,666.64	14,045.52
12/31/2017	8,988.21	8,164.97	14,978.14
3/31/2018	9,799.52	7,695.48	14,864.31
6/30/2018	7,377.7	8,775.93	15,374.15
9/30/2018	7,224.08	8,845.26	16,559.5
12/31/2018	12,192.7	6,620.68	14,320.66
3/31/2019	8,852.98	7,718.38	16,275.43
6/30/2019	9,406.1	7,443.61	16,975.27
9/30/2019	10,598.33	6,928.51	17,263.85
12/31/2019	9,352.96	7,308.89	18,829.68
3/31/2020	23,712.11	3,554.31	15,139.06
6/30/2020	10,104.9	4,693.82	18,248.63
9/30/2020	14,081.34	3,803.41	19,878.23
12/31/2020	7,057.06	4,879.77	22,293.43
3/31/2021	3,795.64	6,352.48	23,668.94
6/30/2021	2,847.52	7,106.52	25,692.63
9/30/2021	2,728.53	7,009.16	25,841.65
12/31/2021	2,246.33	7,536.25	28,691.98
3/31/2022	1,103.49	10,387.22	27,372.15
6/30/2022	1,093.08	9,795.15	22,965.23
9/30/2022	936.7	10,139.94	21,844.53
12/31/2022	607.2	12,226.73	23,495.98
3/31/2023	645.71	11,663.08	25,258.18
6/30/2023	653.65	11,531.29	27,465.74
9/30/2023	521.2	12,946.18	26,567.61
12/31/2023	593.85	12,124.1	29,673.36
3/31/2024	467.29	13,766.91	32,806.87
5/31/2024	485.46	13,587.94	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Energy from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Energy - NAV	- 35.03%	-46.64%	-26.10%
UltraShort Energy - Market Price	-34.86%	-46.64%	-26.08%
S&P Energy Select Sector Index	25.97%	15.37%	3.85%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Energy Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Energy Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$19,871,532
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$88,652
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Energy Select Sector Index

Composition	% of Index
Oil, Gas & Consumable Fuels	91.9%
Energy Equipment & Services	8.1%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	69.7%
Repurchase Agreements with various counterparties	52.6%

UltraShort Energy - DUG

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

DUG524

Equities for Rising Rates ETF

EQRR - NASDAQ

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Equities for Rising Rates ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EQRR	$41	0.35%

How Did the Fund Perform Last Year?

Equities for Rising Rates ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Rising interest rates drove strong performance and outperformance relative to the S&P 500® . For the year ended May 31, 2024, the Fund had a total return of 35.02%. For the same period, the Index had a total return of 35.61% and a volatility of 15.65%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Equities for Rising Rates ETF : $17,407	Nasdaq U.S. Large Cap Equities for Rising Rates Index : $17,868	Nasdaq-100® Index : $33,230
7/24/2017	10,000	10,000	10,000
9/30/2017	10,568	10,578	10,088
12/31/2017	11,702	11,727	10,820
3/31/2018	11,688	11,725	11,161
6/30/2018	12,147	12,198	11,973
9/30/2018	12,623	12,688	13,003
12/31/2018	9,609	9,661	10,824
3/31/2019	10,643	10,710	12,652
6/30/2019	10,718	10,810	13,190
9/30/2019	10,276	10,373	13,360
12/31/2019	11,473	11,598	15,096
3/31/2020	6,322	6,382	13,542
6/30/2020	7,888	7,971	17,646
9/30/2020	7,889	7,979	19,873
12/31/2020	10,351	10,491	22,474
3/31/2021	12,373	12,556	22,869
6/30/2021	13,333	13,544	25,472
9/30/2021	13,215	13,437	25,750
12/31/2021	13,985	14,236	28,654
3/31/2022	14,902	15,185	26,101
6/30/2022	12,445	12,685	20,280
9/30/2022	12,333	12,580	19,384
12/31/2022	14,319	14,622	19,376
3/31/2023	13,992	14,296	23,401
6/30/2023	14,098	14,418	27,002
9/30/2023	14,570	14,916	26,230
12/31/2023	15,619	16,003	30,060
3/31/2024	17,868	18,330	32,681
5/31/2024	17,407	17,868	33,230
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Equities for Rising Rates ETF from July 24, 2017 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Since Inception (7/24/17)
Equities for Rising Rates ETF - NAV	35.02%	12.21%	8.43%
Equities for Rising Rates ETF - Market Price	34.94%	12.25%	8.42%
Nasdaq U.S. Large Cap Equities for Rising Rates Index	35.61%	12.64%	8.83%
Nasdaq-100® Index	31.12%	22.07%	19.14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the Nasdaq U.S. Large Cap Equities for Rising Rates Index are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$16,119,733
  Number of Portfolio Holdings51
  Net Investment Advisory Fees$94,312
  Portfolio Turnover Rate144%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq U.S. Large Cap Equities for Rising Rates Index

Composition	% of Index
Energy	29.3%
Consumer Staples	24.8%
Financials	21.0%
Consumer Discretionary	14.8%
Basic Materials	10.1%

Largest Holdings

Company	% of Net Assets
Coterra Energy, Inc.	3.2%
Marathon Oil Corp.	3.2%
Diamondback Energy, Inc.	3.1%
EOG Resources, Inc.	3.0%
Halliburton Co.	2.9%
Valero Energy Corp.	2.9%
ConocoPhillips	2.9%
McKesson Corp.	2.8%
Marathon Petroleum Corp.	2.7%
Bunge Global SA	2.7%

Equities for Rising Rates ETF - EQRR

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

EQRR524

Ultra S&P500®

SSO - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra S&P500® (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSO	$112	0.89%

How Did the Fund Perform Last Year?

Ultra S&P500® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 51.06% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 28.19% and a volatility of 11.43%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra S&P500® : $58,340	S&P 500® Index : $33,027
5/31/2014	10,000	10,000
6/30/2014	10,402.56	10,207
9/30/2014	10,578.05	10,322.12
12/31/2014	11,546.44	10,831.28
3/31/2015	11,669.28	10,934.25
6/30/2015	11,661.03	10,964.86
9/30/2015	10,059.35	10,258.73
12/31/2015	11,421.47	10,980.94
3/31/2016	11,589.34	11,129.18
6/30/2016	12,060.62	11,402.43
9/30/2016	12,922.7	11,841.66
12/31/2016	13,847.1	12,294.51
3/31/2017	15,473.13	13,040.31
6/30/2017	16,327.96	13,443.26
9/30/2017	17,687.34	14,045.52
12/31/2017	19,967.73	14,978.14
3/31/2018	19,315.64	14,864.31
6/30/2018	20,409.65	15,374.15
9/30/2018	23,425.35	16,559.5
12/31/2018	17,084.82	14,320.66
3/31/2019	21,736.36	16,275.43
6/30/2019	23,317.25	16,975.27
9/30/2019	23,766.15	17,263.85
12/31/2019	27,976.87	18,829.68
3/31/2020	16,527.37	15,139.06
6/30/2020	23,285.67	18,248.63
9/30/2020	27,346.22	19,878.23
12/31/2020	34,019.23	22,293.43
3/31/2021	37,983.71	23,668.94
6/30/2021	44,432.64	25,692.63
9/30/2021	44,635.86	25,841.65
12/31/2021	54,526.38	28,691.98
3/31/2022	48,863.92	27,372.15
6/30/2022	33,480.12	22,965.23
9/30/2022	29,639.5	21,844.53
12/31/2022	33,295.85	23,495.98
3/31/2023	37,602.87	25,258.18
6/30/2023	43,571.72	27,465.74
9/30/2023	39,955.74	26,567.61
12/31/2023	48,769.32	29,673.36
3/31/2024	58,364	32,806.87
5/31/2024	58,339.62	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra S&P500® from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra S&P500® - NAV	51.06%	23.33%	19.29%
Ultra S&P500® - Market Price	51.04%	23.38%	19.31%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," "S&P 500®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$5,108,941,229
  Number of Portfolio Holdings521
  Net Investment Advisory Fees$31,021,717
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	118%
Futures Contracts	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500® Index

Composition	% of Index
Information Technology	30.6%
Financials	12.9%
Health Care	12.0%
Consumer Discretionary	9.9%
Communication Services	9.2%
Industrials	8.5%
Consumer Staples	6.0%
Energy	3.9%
Utilities	2.5%
Materials	2.3%
Real Estate	2.2%

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	5.0%
Apple, Inc.	4.6%
NVIDIA Corp.	4.4%
Alphabet, Inc.	3.1%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc., Class A	1.7%
Berkshire Hathaway, Inc., Class B	1.2%
Eli Lilly & Co.	1.1%
Broadcom, Inc.	1.0%
JPMorgan Chase & Co.	1.0%

Ultra S&P500® - SSO

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SSO524

Short Financials

SEF - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short Financials (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEF	$86	0.95%

How Did the Fund Perform Last Year?

Short Financials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -19.70% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 33.70% and a volatility of 12.19%. The index performance was driven by factors such as a rebound driven by low valuation and previous underperformance overcame an inverted yield curve. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short Financials : $2,812	S&P Financial Select Sector Index : $27,964	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,760.8	10,242	10,207
9/30/2014	9,604.39	10,360.09	10,322.12
12/31/2014	8,806.18	11,214.51	10,831.28
3/31/2015	8,804.53	11,130.03	10,934.25
6/30/2015	8,655.81	11,269.15	10,964.86
9/30/2015	9,064.21	10,615.54	10,258.73
12/31/2015	8,490.93	11,223.81	10,980.94
3/31/2016	8,700.31	10,800.67	11,129.18
6/30/2016	8,430.88	11,033.68	11,402.43
9/30/2016	7,973.29	11,617.06	11,841.66
12/31/2016	6,999.79	13,171.06	12,294.51
3/31/2017	6,766.53	13,581.92	13,040.31
6/30/2017	6,509.87	14,096.67	13,443.26
9/30/2017	6,208.01	14,774.72	14,045.52
12/31/2017	5,808.77	15,808.95	14,978.14
3/31/2018	5,827.44	15,666.67	14,864.31
6/30/2018	5,834.82	15,680.77	15,374.15
9/30/2018	5,629.8	16,334.66	16,559.5
12/31/2018	6,369.66	14,389.2	14,320.66
3/31/2019	5,732.64	16,078.5	16,275.43
6/30/2019	5,393.93	17,192.74	16,975.27
9/30/2019	5,250.96	17,706.8	17,263.85
12/31/2019	4,893.29	19,075.53	18,829.68
3/31/2020	6,165.77	13,568.43	15,139.06
6/30/2020	5,119.7	15,466.65	18,248.63
9/30/2020	4,876.97	16,065.21	19,878.23
12/31/2020	4,068.53	18,974.62	22,293.43
3/31/2021	3,586.23	21,299.01	23,668.94
6/30/2021	3,274.12	23,166.93	25,692.63
9/30/2021	3,192.83	23,570.04	25,841.65
12/31/2021	2,968.9	25,106.8	28,691.98
3/31/2022	3,005.91	24,443.98	27,372.15
6/30/2022	3,526.08	20,496.28	22,965.23
9/30/2022	3,707.71	19,424.33	21,844.53
12/31/2022	3,318.57	21,677.55	23,495.98
3/31/2023	3,425.26	21,185.47	25,258.18
6/30/2023	3,301.97	22,314.65	27,465.74
9/30/2023	3,397.52	22,062.5	26,567.61
12/31/2023	3,026.68	25,157.87	29,673.36
3/31/2024	2,742.14	28,292.54	32,806.87
5/31/2024	2,812.32	27,964.34	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Financials from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short Financials - NAV	- 19.70%	-13.12%	-11.91%
Short Financials - Market Price	-19.51%	-13.10%	-11.91%
S&P Financial Select Sector Index	33.70%	12.22%	10.94%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Financials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, SP or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$11,751,962
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$103,936
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Financial Select Sector Index

Composition	% of Index
Diversified Financials	57.2%
Banks	26.2%
Insurance	16.6%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	69.7%
U.S. Treasury Bills	59.0%

Short Financials - SEF

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SEF524

UltraShort Financials

SKF - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Financials (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKF	$77	0.95%

How Did the Fund Perform Last Year?

UltraShort Financials(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the SP Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -38.87% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 33.70% and a volatility of 12.19%. The index performance was driven by factors such as a rebound driven by low valuation and previous underperformance overcame an inverted yield curve. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Financials : $501	S&P Financial Select Sector Index : $27,964	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,530.9	10,242	10,207
9/30/2014	9,229.21	10,360.09	10,322.12
12/31/2014	7,737.93	11,214.51	10,831.28
3/31/2015	7,707.7	11,130.03	10,934.25
6/30/2015	7,446.74	11,269.15	10,964.86
9/30/2015	8,097.52	10,615.54	10,258.73
12/31/2015	7,069.58	11,223.81	10,980.94
3/31/2016	7,343.84	10,800.67	11,129.18
6/30/2016	6,851.15	11,033.68	11,402.43
9/30/2016	6,123.08	11,617.06	11,841.66
12/31/2016	4,711.42	13,171.06	12,294.51
3/31/2017	4,397.33	13,581.92	13,040.31
6/30/2017	4,064.49	14,096.67	13,443.26
9/30/2017	3,691.28	14,774.72	14,045.52
12/31/2017	3,224.08	15,808.95	14,978.14
3/31/2018	3,208.21	15,666.67	14,864.31
6/30/2018	3,194.94	15,680.77	15,374.15
9/30/2018	2,959.19	16,334.66	16,559.5
12/31/2018	3,728.85	14,389.2	14,320.66
3/31/2019	2,995.49	16,078.5	16,275.43
6/30/2019	2,629.79	17,192.74	16,975.27
9/30/2019	2,471.07	17,706.8	17,263.85
12/31/2019	2,135.97	19,075.53	18,829.68
3/31/2020	3,035.06	13,568.43	15,139.06
6/30/2020	1,987.29	15,466.65	18,248.63
9/30/2020	1,791.89	16,065.21	19,878.23
12/31/2020	1,231.55	18,974.62	22,293.43
3/31/2021	950.86	21,299.01	23,668.94
6/30/2021	790.66	23,166.93	25,692.63
9/30/2021	749.39	23,570.04	25,841.65
12/31/2021	644.71	25,106.8	28,691.98
3/31/2022	656.76	24,443.98	27,372.15
6/30/2022	888.86	20,496.28	22,965.23
9/30/2022	969.02	19,424.33	21,844.53
12/31/2022	757.74	21,677.55	23,495.98
3/31/2023	791.48	21,185.47	25,258.18
6/30/2023	724.25	22,314.65	27,465.74
9/30/2023	756.91	22,062.5	26,567.61
12/31/2023	592.1	25,157.87	29,673.36
3/31/2024	480.46	28,292.54	32,806.87
5/31/2024	500.71	27,964.34	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Financials from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Financials - NAV	- 38.87%	-29.75%	-25.88%
UltraShort Financials - Market Price	-38.81%	-29.74%	-25.88%
S&P Financial Select Sector Index	33.70%	12.22%	10.94%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Financials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Financials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$14,743,285
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$76,289
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Financial Select Sector Index

Composition	% of Index
Diversified Financials	57.2%
Banks	26.2%
Insurance	16.6%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	80.6%
Repurchase Agreements with various counterparties	80.6%

UltraShort Financials - SKF

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SKF524

Ultra Semiconductors

USD - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Semiconductors (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USD	$199	0.95%

How Did the Fund Perform Last Year?

Ultra Semiconductors(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 219.24% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 94.40% and a volatility of 31.09%. The index performance was driven by factors such as optimism about AI-related technologies which drove demand for semiconductor solutions. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Semiconductors : $455,153	Dow Jones U.S. Semiconductors Index℠ : $130,140	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	11,764.38	10,860	10,207
9/30/2014	12,830.49	11,398.35	10,322.12
12/31/2014	14,664.49	12,318.15	10,831.28
3/31/2015	13,928.09	12,103.16	10,934.25
6/30/2015	13,200.78	11,859.89	10,964.86
9/30/2015	10,766.62	10,841.12	10,258.73
12/31/2015	13,442.77	12,201.69	10,980.94
3/31/2016	12,927.48	12,100.41	11,129.18
6/30/2016	13,764.59	12,588.42	11,402.43
9/30/2016	19,343.37	15,013.6	11,841.66
12/31/2016	21,259.94	15,853.86	12,294.51
3/31/2017	24,618.36	17,142.73	13,040.31
6/30/2017	25,171.95	17,471.87	13,443.26
9/30/2017	31,932.26	19,818.35	14,045.52
12/31/2017	38,465.62	21,907.2	14,978.14
3/31/2018	42,436.59	23,396.89	14,864.31
6/30/2018	40,917.18	23,261.19	15,374.15
9/30/2018	42,694.23	23,968.33	16,559.5
12/31/2018	28,358.76	20,003.97	14,320.66
3/31/2019	39,815.02	24,050.77	16,275.43
6/30/2019	39,702.21	24,356.21	16,975.27
9/30/2019	43,266.64	25,785.92	17,263.85
12/31/2019	59,349.42	30,499.59	18,829.68
3/31/2020	36,940.63	25,976.5	15,139.06
6/30/2020	58,591.97	33,585.02	18,248.63
9/30/2020	73,726.75	38,172.73	19,878.23
12/31/2020	99,988.13	44,933.12	22,293.43
3/31/2021	115,634.21	49,390.49	23,668.94
6/30/2021	139,293.73	54,759.23	25,692.63
9/30/2021	132,277.61	53,779.04	25,841.65
12/31/2021	203,824.14	67,788.48	28,691.98
3/31/2022	153,738.26	60,718.14	27,372.15
6/30/2022	73,295.29	43,383.11	22,965.23
9/30/2022	55,245.65	38,658.69	21,844.53
12/31/2022	64,073.82	43,088.98	23,495.98
3/31/2023	111,903.54	58,372.64	25,258.18
6/30/2023	163,552.3	72,113.56	27,465.74
9/30/2023	148,992.18	70,116.01	26,567.61
12/31/2023	210,926.36	84,861.41	29,673.36
3/31/2024	384,583.17	117,380.3	32,806.87
5/31/2024	455,152.65	130,139.54	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Semiconductors from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Semiconductors - NAV	219.24%	70.82%	46.49%
Ultra Semiconductors - Market Price	219.26%	70.73%	46.52%
Dow Jones U.S. Semiconductors Index℠	94.40%	43.26%	29.22%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "Dow Jones U.S. Semiconductors IndexSM" is a product of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes" and "Dow Jones U.S. Semiconductors Index" are service marks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on the Dow Jones U.S. Semiconductors Index are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$1,002,454,748
  Number of Portfolio Holdings45
  Net Investment Advisory Fees$3,435,579
  Portfolio Turnover Rate104%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index℠

Composition	% of Index
Semiconductors & Semiconductor Equipment	100.0%

Largest Holdings

Company	% of Net Assets
NVIDIA Corp.	33.7%
Broadcom, Inc.	7.3%
Advanced Micro Devices, Inc.	3.4%
QUALCOMM, Inc.	2.8%
Applied Materials, Inc.	2.2%
Texas Instruments, Inc.	2.2%
Micron Technology, Inc.	1.7%
Intel Corp.	1.6%
Lam Research Corp.	1.5%
Analog Devices, Inc.	1.4%

Ultra Semiconductors - USD

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

USD524

Hedge Replication ETF

HDG - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Hedge Replication ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDG	$98	0.95%

How Did the Fund Perform Last Year?

Hedge Replication ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model® — Exchange Series (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Higher risk-free rates drove strong absolute returns, while hedge factor replication drove returns in excess of the aggregate bond index. For the year ended May 31, 2024, the Fund had a total return of 6.94%. For the same period, the Index had a total return of 7.87% and a volatility of 3.70%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Hedge Replication ETF : $12,547	Merrill Lynch Factor Model® — Exchange Series : $13,833	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,085	10,095	10,207
9/30/2014	9,978	10,018	10,322
12/31/2014	10,046	10,126	10,831
3/31/2015	10,267	10,358	10,934
6/30/2015	10,225	10,341	10,965
9/30/2015	9,883	10,009	10,259
12/31/2015	10,013	10,191	10,981
3/31/2016	9,958	10,140	11,129
6/30/2016	9,992	10,177	11,402
9/30/2016	10,185	10,407	11,842
12/31/2016	10,236	10,506	12,295
3/31/2017	10,442	10,723	13,040
6/30/2017	10,526	10,838	13,443
9/30/2017	10,689	11,033	14,046
12/31/2017	10,795	11,183	14,978
3/31/2018	10,759	11,155	14,864
6/30/2018	10,762	11,209	15,374
9/30/2018	10,884	11,361	16,560
12/31/2018	10,341	10,826	14,321
3/31/2019	10,839	11,365	16,275
6/30/2019	10,962	11,523	16,975
9/30/2019	10,948	11,532	17,264
12/31/2019	11,323	11,959	18,830
3/31/2020	10,350	10,958	15,139
6/30/2020	11,105	11,779	18,249
9/30/2020	11,123	11,815	19,878
12/31/2020	12,152	12,958	22,293
3/31/2021	12,520	13,366	23,669
6/30/2021	12,701	13,608	25,693
9/30/2021	12,392	13,320	25,842
12/31/2021	12,485	13,465	28,692
3/31/2022	12,035	13,031	27,372
6/30/2022	11,280	12,227	22,965
9/30/2022	10,933	11,914	21,845
12/31/2022	11,448	12,500	23,496
3/31/2023	11,761	12,838	25,258
6/30/2023	11,913	13,028	27,466
9/30/2023	11,856	13,020	26,568
12/31/2023	12,275	13,507	29,673
3/31/2024	12,520	13,797	32,807
5/31/2024	12,547	13,833	33,027
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Hedge Replication ETF from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Hedge Replication ETF - NAV	6.94%	3.24%	2.30%
Hedge Replication ETF - Market Price	7.03%	3.22%	2.29%
Merrill Lynch Factor Model® — Exchange Series	7.87%	4.24%	3.30%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Merrill Lynch Factor Model® – Exchange Series," "Merrill Lynch Factor Model®," and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML") and have been licensed for use by ProShares. Certain trademarks and other marks are property of Standard & Poor's Financial Services LLC, MSCI Inc., Russell Investments, or their respective affiliates (collectively, "the Index Entities") and have been licensed for use by BofAML. ProShares have not been passed on by BofAML or the Index Entities as to their legality or suitability. ProShares are not sponsored, endorsed, recommended, sold or promoted by BofAML or the Index Entities, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$27,919,054
  Number of Portfolio Holdings1,944
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate57%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	18%
Swap Agreements (Long)	17%
Swap Agreements (Short)	(9)%
Futures Contracts	(10)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Merrill Lynch Factor Model® — Exchange Series

Composition	% of Index
On-The-Run Treasury	67.4%
Russell 2000® Total Return Index	18.2%
PSA-EAFE Index	10.7%
PSA-EM Index	7.4%
EUO Intraday Indicative Value	5.1%
S&P 500® Total Return Index	(8.8%)

Largest Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.3%
MicroStrategy, Inc., Class A	0.2%
Comfort Systems USA, Inc.	0.1%
Onto Innovation, Inc.	0.1%
Carvana Co., Class A	0.1%
elf Beauty, Inc.	0.1%
Fabrinet	0.1%
Light & Wonder, Inc.	0.1%
Weatherford International plc	0.1%
Abercrombie & Fitch Co., Class A	0.1%

Hedge Replication ETF - HDG

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

HDG524

UltraShort FTSE China 50

FXP - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort FTSE China 50 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FXP	$85	0.95%

How Did the Fund Perform Last Year?

UltraShort FTSE China 50(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -21.55% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 5.11% and a volatility of 26.37%. The index performance was driven by factors such as geopolitical concerns and government interventionist policies, which muted returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort FTSE China 50 : $1,248	FTSE China 50 Index : $9,947	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	9,563.590000	10,274	10,180
9/30/2014	8,686.590000	10,522.300000	9,976.400000
12/31/2014	6,809.070000	11,626.250000	10,072.170000
3/31/2015	5,747.110000	12,412.720000	10,291.750000
6/30/2015	4,941.280000	13,164.930000	10,353.500000
9/30/2015	7,324.800000	9,971.120000	9,461.030000
12/31/2015	6,759.430000	10,302.160000	9,986.110000
3/31/2016	6,833.730000	9,833.410000	10,003.090000
6/30/2016	6,208.480000	9,969.950000	10,139.130000
9/30/2016	4,886.810000	11,028.790000	10,653.190000
12/31/2016	5,476.070000	10,561.750000	10,874.770000
3/31/2017	4,390.490000	11,539.960000	11,614.260000
6/30/2017	4,035.630000	12,046.560000	12,114.830000
9/30/2017	3,220.900000	13,263.260000	12,747.220000
12/31/2017	2,750.330000	14,321.670000	13,468.720000
3/31/2018	2,465.180000	14,453.430000	13,331.340000
6/30/2018	2,831.590000	13,638.260000	13,516.640000
9/30/2018	2,758.540000	13,574.160000	14,201.940000
12/31/2018	3,092.870000	12,630.760000	12,368.470000
3/31/2019	2,363.040000	14,135.080000	13,886.080000
6/30/2019	2,439.460000	13,855.200000	14,456.790000
9/30/2019	2,773	13,022.510000	14,560.880000
12/31/2019	2,198.530000	14,465.400000	15,858.260000
3/31/2020	2,540.430000	12,515.460000	12,572.430000
6/30/2020	2,087.440000	13,386.540000	14,913.410000
9/30/2020	1,738.050000	13,998.310000	16,048.320000
12/31/2020	1,329.530000	16,078.450000	18,327.190000
3/31/2021	1,226.600000	15,821.200000	19,296.690000
6/30/2021	1,198.240000	15,980.990000	20,749.730000
9/30/2021	1,570.060000	13,471.980000	20,614.860000
12/31/2021	1,641.770000	12,863.040000	22,276.420000
3/31/2022	1,639.520000	11,531.720000	21,227.200000
6/30/2022	1,288.840000	11,911.110000	17,977.320000
9/30/2022	2,114.240000	9,187.040000	16,754.860000
12/31/2022	1,446.460000	10,349.200000	18,527.520000
3/31/2023	1,259.350000	10,752.820000	19,954.140000
6/30/2023	1,420.470000	9,930.230000	21,323
9/30/2023	1,441.590000	9,824.970000	20,542.570000
12/31/2023	1,631.170000	9,011.460000	22,861.830000
3/31/2024	1,560.760000	9,074.540000	24,919.390000
5/31/2024	1,248.320000	9,946.600000	25,156.130000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort FTSE China 50 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort FTSE China 50 - NAV	- 21.55%	-14.97%	-18.79%
UltraShort FTSE China 50 - Market Price	-21.87%	-14.96%	-18.79%
FTSE China 50 Index	5.11%	-5.11%	-0.05%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$14,973,096
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$50,808
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index

Composition	% of Index
Consumer Discretionary	32.4%
Financials	30.0%
Communication Services	19.1%
Energy	7.0%
Information Technology	3.7%
Real Estate	2.0%
Industrials	1.8%
Materials	1.4%
Consumer Staples	1.1%
Health Care	1.0%
Utilities	0.5%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	42.4%
Repurchase Agreements with various counterparties	4.6%

UltraShort FTSE China 50 - FXP

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

FXP524

Short FTSE China 50

YXI - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short FTSE China 50 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YXI	$92	0.95%

How Did the Fund Perform Last Year?

Short FTSE China 50 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -5.98% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 5.11% and a volatility of 26.37%. The index performance was driven by factors such as geopolitical concerns and government interventionist policies, which muted returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short FTSE China 50 : $5,262	FTSE China 50 Index : $9,947	S&P Global 1200 Index : $25,156
5/31/2014	10,000	10,000	10,000
6/30/2014	9,783.020000	10,274	10,180
9/30/2014	9,344.480000	10,522.300000	9,976.400000
12/31/2014	8,321.220000	11,626.250000	10,072.170000
3/31/2015	7,672.570000	12,412.720000	10,291.750000
6/30/2015	7,176.070000	13,164.930000	10,353.500000
9/30/2015	8,908.770000	9,971.120000	9,461.030000
12/31/2015	8,597.860000	10,302.160000	9,986.110000
3/31/2016	8,743.970000	9,833.410000	10,003.090000
6/30/2016	8,394.330000	9,969.950000	10,139.130000
9/30/2016	7,474.340000	11,028.790000	10,653.190000
12/31/2016	7,934.700000	10,561.750000	10,874.770000
3/31/2017	7,113.240000	11,539.960000	11,614.260000
6/30/2017	6,831.230000	12,046.560000	12,114.830000
9/30/2017	6,121.240000	13,263.260000	12,747.220000
12/31/2017	5,681.210000	14,321.670000	13,468.720000
3/31/2018	5,435.230000	14,453.430000	13,331.340000
6/30/2018	5,848.660000	13,638.260000	13,516.640000
9/30/2018	5,812.550000	13,574.160000	14,201.940000
12/31/2018	6,216.880000	12,630.760000	12,368.470000
3/31/2019	5,465.060000	14,135.080000	13,886.080000
6/30/2019	5,580.930000	13,855.200000	14,456.790000
9/30/2019	5,976.990000	13,022.510000	14,560.880000
12/31/2019	5,335.250000	14,465.400000	15,858.260000
3/31/2020	5,892.440000	12,515.460000	12,572.430000
6/30/2020	5,392.750000	13,386.540000	14,913.410000
9/30/2020	4,968	13,998.310000	16,048.320000
12/31/2020	4,360.750000	16,078.450000	18,327.190000
3/31/2021	4,228.950000	15,821.200000	19,296.690000
6/30/2021	4,190.560000	15,980.990000	20,749.730000
9/30/2021	4,840.160000	13,471.980000	20,614.860000
12/31/2021	4,981.430000	12,863.040000	22,276.420000
3/31/2022	5,232.370000	11,531.720000	21,227.200000
6/30/2022	4,711.790000	11,911.110000	17,977.320000
9/30/2022	6,086.980000	9,187.040000	16,754.860000
12/31/2022	5,200.790000	10,349.200000	18,527.520000
3/31/2023	4,931.510000	10,752.820000	19,954.140000
6/30/2023	5,313.590000	9,930.230000	21,323
9/30/2023	5,433.970000	9,824.970000	20,542.570000
12/31/2023	5,858.330000	9,011.460000	22,861.830000
3/31/2024	5,820.070000	9,074.540000	24,919.390000
5/31/2024	5,262.060000	9,946.600000	25,156.130000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short FTSE China 50 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short FTSE China 50 - NAV	- 5.98%	-2.53%	-6.22%
Short FTSE China 50 - Market Price	-5.92%	-2.47%	-6.20%
FTSE China 50 Index	5.11%	-5.11%	-0.05%
S&P Global 1200 Index	24.99%	13.13%	9.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE China 50" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE China 50 Index are not sponsored, endorsed or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$6,802,450
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index

Composition	% of Index
Consumer Discretionary	32.4%
Financials	30.0%
Communication Services	19.1%
Energy	7.0%
Information Technology	3.7%
Real Estate	2.0%
Industrials	1.8%
Materials	1.4%
Consumer Staples	1.1%
Health Care	1.0%
Utilities	0.5%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	65.2%

Short FTSE China 50 - YXI

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

YXI524

Ultra SmallCap600

SAA - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra SmallCap600 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAA	$109	0.95%

How Did the Fund Perform Last Year?

Ultra SmallCap600(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SP SmallCap 600® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 30.10% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 20.34% and a volatility of 19.04%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra SmallCap600 : $24,824	S&P SmallCap 600® Index : $23,646	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	10,942.270000	10,472	10,233
9/30/2014	9,451.260000	9,767.610000	10,278.030000
12/31/2014	11,279.980000	10,729.280000	10,812.480000
3/31/2015	12,085.090000	11,154.580000	10,962.780000
6/30/2015	12,057.540000	11,175.770000	10,981.410000
9/30/2015	9,817.630000	10,139.780000	10,246.760000
12/31/2015	10,451.230000	10,516.980000	10,922.020000
3/31/2016	10,848.580000	10,796.730000	11,093.490000
6/30/2016	11,471.900000	11,172.090000	11,381.920000
9/30/2016	13,061.760000	11,976.610000	11,834.920000
12/31/2016	15,957.740000	13,310.080000	12,346.190000
3/31/2017	16,137.980000	13,451.690000	13,054.860000
6/30/2017	16,526.720000	13,681.720000	13,441.290000
9/30/2017	18,377.370000	14,497.150000	14,038.080000
12/31/2017	19,672.720000	15,071.230000	14,954.770000
3/31/2018	19,590.420000	15,157.140000	14,847.090000
6/30/2018	22,888.130000	16,486.420000	15,389.010000
9/30/2018	24,815.090000	17,262.930000	16,520.110000
12/31/2018	15,425.520000	13,793.080000	14,212.250000
3/31/2019	18,883.440000	15,394.460000	16,150.800000
6/30/2019	19,252.990000	15,682.330000	16,822.670000
9/30/2019	18,830.060000	15,650.970000	17,080.060000
12/31/2019	21,785.210000	16,935.910000	18,603.600000
3/31/2020	8,796.040000	11,408.030000	14,776.840000
6/30/2020	12,132.740000	13,910.950000	17,845.990000
9/30/2020	12,701.660000	14,351.930000	19,373.600000
12/31/2020	21,482.110000	18,845.520000	21,938.670000
3/31/2021	29,419.520000	22,282.940000	23,454.630000
6/30/2021	31,740.950000	23,287.900000	25,363.840000
9/30/2021	29,579.380000	22,626.530000	25,452.610000
12/31/2021	32,547.300000	23,902.660000	28,178.590000
3/31/2022	28,501.630000	22,559.330000	26,871.100000
6/30/2022	20,465.800000	19,376.210000	22,566.350000
9/30/2022	17,963.370000	18,368.650000	21,492.190000
12/31/2022	20,761.340000	20,056.730000	23,166.430000
3/31/2023	21,237.140000	20,572.190000	24,825.150000
6/30/2023	22,107.040000	21,267.530000	26,907.980000
9/30/2023	19,537.520000	20,219.040000	26,003.870000
12/31/2023	25,085.800000	23,276.160000	29,067.130000
3/31/2024	25,677.550000	23,848.750000	32,063.950000
5/31/2024	24,824.050000	23,646.030000	32,221.060000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra SmallCap600 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra SmallCap600 - NAV	30.10%	8.16%	9.52%
Ultra SmallCap600 - Market Price	29.80%	8.17%	9.53%
S&P SmallCap 600® Index	20.34%	10.12%	8.98%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P SmallCap 600®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$32,757,886
  Number of Portfolio Holdings609
  Net Investment Advisory Fees$86,018
  Portfolio Turnover Rate38%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600® Index

Composition	% of Index
Financials	17.8%
Industrials	17.5%
Consumer Discretionary	14.7%
Information Technology	13.0%
Health Care	10.0%
Real Estate	7.3%
Materials	6.3%
Energy	4.9%
Consumer Staples	3.4%
Communication Services	2.9%
Utilities	2.2%

Largest Holdings

Company	% of Net Assets
Abercrombie & Fitch Co., Class A	0.6%
Fabrinet	0.6%
ATI, Inc.	0.5%
SPS Commerce, Inc.	0.4%
Ensign Group, Inc. (The)	0.4%
Mueller Industries, Inc.	0.4%
Meritage Homes Corp.	0.4%
SPX Technologies, Inc.	0.4%
SM Energy Co.	0.4%
Badger Meter, Inc.	0.4%

Ultra SmallCap600 - SAA

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SAA524

Inflation Expectations ETF

RINF - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Inflation Expectations ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RINF	$31	0.30%

How Did the Fund Perform Last Year?

Inflation Expectations ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by a modest uptick in breakeven inflation which offset a higher risk-free rate. For the year ended May 31, 2024, the Fund had a total return of 7.56%. For the same period, the Index had a total return of 1.00% and a volatility of 7.33%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Inflation Expectations ETF : $11,647	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index : $10,379	ICE U.S Treasury Core Bond Index : $10,823
5/31/2014	10,000	10,000	10,000
6/30/2014	10,123	10,105	9,986
9/30/2014	9,473	9,488	10,020
12/31/2014	8,855	8,898	10,215
3/31/2015	8,530	8,592	10,382
6/30/2015	8,896	8,991	10,216
9/30/2015	7,968	8,074	10,395
12/31/2015	8,148	8,280	10,297
3/31/2016	8,035	8,182	10,626
6/30/2016	7,764	7,924	10,854
9/30/2016	8,072	8,233	10,819
12/31/2016	8,394	8,601	10,405
3/31/2017	8,420	8,617	10,475
6/30/2017	7,939	8,096	10,599
9/30/2017	8,073	8,217	10,639
12/31/2017	8,367	8,486	10,646
3/31/2018	8,499	8,603	10,520
6/30/2018	8,745	8,782	10,532
9/30/2018	8,923	8,903	10,468
12/31/2018	8,257	8,194	10,737
3/31/2019	8,420	8,311	10,965
6/30/2019	8,212	8,071	11,295
9/30/2019	7,859	7,743	11,566
12/31/2019	8,398	8,242	11,475
3/31/2020	6,961	6,834	12,450
6/30/2020	7,697	7,539	12,478
9/30/2020	8,119	7,970	12,500
12/31/2020	8,582	8,433	12,396
3/31/2021	9,394	9,259	11,860
6/30/2021	9,454	9,335	12,084
9/30/2021	9,552	9,442	12,078
12/31/2021	9,968	9,882	12,110
3/31/2022	10,609	10,537	11,448
6/30/2022	10,196	10,123	11,030
9/30/2022	10,180	10,040	10,525
12/31/2022	10,790	10,519	10,601
3/31/2023	10,711	10,264	10,918
6/30/2023	10,932	10,329	10,766
9/30/2023	11,529	10,736	10,436
12/31/2023	10,911	10,011	11,010
3/31/2024	11,282	10,169	10,911
5/31/2024	11,647	10,379	10,823
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Inflation Expectations ETF from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Inflation Expectations ETF - NAV	7.56%	6.92%	1.54%
Inflation Expectations ETF - Market Price	8.09%	6.90%	1.39%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index	1.00%	4.79%	1.75%
ICE U.S Treasury Core Bond Index	- 0.22%	-0.67%	0.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"FTSE®" and "FTSE 30-Year TIPS (Treasury Rate-Hedged)" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE 30-Year TIPS (Treasury Rate-Hedged) are not sponsored, endorsed, sold or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$22,027,437
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Swap Agreements (Long exposure to inverse index)	134%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE 30-Year TIPS (Treasury Rate-Hedged) Index

Composition	% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(133.7%)

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	71.5%
U.S. Treasury Bills	22.6%

Inflation Expectations ETF - RINF

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

RINF524

UltraShort Health Care

RXD - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Health Care (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXD	$88	0.95%

How Did the Fund Perform Last Year?

UltraShort Health Care(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -15.68% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 14.36% and a volatility of 10.60%. The index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Health Care : $682	S&P Health Care Select Sector Index : $28,337	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,460.85	10,218	10,207
9/30/2014	8,449.02	10,740.59	10,322.12
12/31/2014	7,057.35	11,588.29	10,831.28
3/31/2015	6,011.35	12,433.04	10,934.25
6/30/2015	5,562.42	12,837.12	10,964.86
9/30/2015	6,750.09	11,376.25	10,258.73
12/31/2015	5,555.17	12,351.2	10,980.94
3/31/2016	6,096.78	11,605.18	11,129.18
6/30/2016	5,314.4	12,307.82	11,402.43
9/30/2016	5,085.04	12,518.5	11,841.66
12/31/2016	5,401.69	12,048.73	12,294.51
3/31/2017	4,562.23	13,077.22	13,040.31
6/30/2017	3,963.68	14,014.86	13,443.26
9/30/2017	3,667.03	14,554.43	14,045.52
12/31/2017	3,544.82	14,800.4	14,978.14
3/31/2018	3,514.54	14,701.24	14,864.31
6/30/2018	3,249.1	15,255.48	15,374.15
9/30/2018	2,497.92	17,447.69	16,559.5
12/31/2018	2,984.35	15,723.86	14,320.66
3/31/2019	2,571.56	16,912.58	16,275.43
6/30/2019	2,513.96	17,105.38	16,975.27
9/30/2019	2,653.69	16,638.41	17,263.85
12/31/2019	2,019.92	19,067.61	18,829.68
3/31/2020	2,218.47	16,657.47	15,139.06
6/30/2020	1,564.82	19,219.39	18,248.63
9/30/2020	1,363.71	20,372.55	19,878.23
12/31/2020	1,129.14	22,110.33	22,293.43
3/31/2021	1,046.88	22,762.58	23,668.94
6/30/2021	877.26	24,738.37	25,692.63
9/30/2021	843.92	25,079.76	25,841.65
12/31/2021	700.71	27,334.43	28,691.98
3/31/2022	738.2	26,287.52	27,372.15
6/30/2022	814.35	24,547.29	22,965.23
9/30/2022	893.69	23,275.74	21,844.53
12/31/2022	707.67	26,108.4	23,495.98
3/31/2023	776.45	25,118.89	25,258.18
6/30/2023	748.55	25,859.9	27,465.74
9/30/2023	808.58	25,174.61	26,567.61
12/31/2023	730.97	26,788.3	29,673.36
3/31/2024	633.67	29,159.07	32,806.87
5/31/2024	682.08	28,336.78	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Health Care from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Health Care - NAV	- 15.68%	-24.97%	-23.55%
UltraShort Health Care - Market Price	-16.56%	-25.11%	-23.69%
S&P Health Care Select Sector Index	14.36%	12.53%	11.08%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Health Care Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Health Care Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$774,395
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Health Care Select Sector Index

Composition	% of Index
Pharmaceuticals	31.5%
Health Care Providers & Services	21.2%
Health Care Equipment & Supplies	20.2%
Biotechnology	15.8%
Life Sciences Tools & Services	11.3%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	102.7%
Repurchase Agreements with various counterparties	29.6%

UltraShort Health Care - RXD

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

RXD524

Short High Yield

SJB - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short High Yield (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SJB	$93	0.95%

How Did the Fund Perform Last Year?

Short High Yield (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -3.80% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 10.86% and a volatility of 4.91%. The index performance was driven by factors such as tightening credit spreads overcame the impact of rising risk-free rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short High Yield : $6,662	Markit iBoxx® $ Liquid High Yield Index : $14,274	Bloomberg U.S. Aggregate Bond Index : $11,331
5/31/2014	10,000	10,000	10,000
6/30/2014	9,919.190000	10,000	10,005
9/30/2014	10,062.360000	9,761.080000	10,022.010000
12/31/2014	10,059.300000	9,722.910000	10,201.400000
3/31/2015	9,796.950000	9,944.270000	10,365.650000
6/30/2015	9,800.240000	9,879.630000	10,191.500000
9/30/2015	10,232.630000	9,372.800000	10,316.860000
12/31/2015	10,284.310000	9,234.090000	10,258.050000
3/31/2016	9,965.950000	9,540.660000	10,568.870000
6/30/2016	9,423.690000	9,996.220000	10,802.440000
9/30/2016	8,980.940000	10,504.730000	10,852.130000
12/31/2016	8,857.890000	10,648.420000	10,528.740000
3/31/2017	8,631.650000	10,895.840000	10,615.080000
6/30/2017	8,448.460000	11,121.380000	10,768.990000
9/30/2017	8,299.570000	11,310.450000	10,860.530000
12/31/2017	8,301.550000	11,320.620000	10,902.890000
3/31/2018	8,388.980000	11,202.890000	10,743.700000
6/30/2018	8,344.250000	11,357.490000	10,726.510000
9/30/2018	8,120.620000	11,641.430000	10,728.660000
12/31/2018	8,509.390000	11,151.320000	10,904.610000
3/31/2019	7,936.490000	11,987.670000	11,225.210000
6/30/2019	7,797.970000	12,277.770000	11,570.940000
9/30/2019	7,717.900000	12,441.070000	11,833.600000
12/31/2019	7,537.260000	12,785.690000	11,854.900000
3/31/2020	8,373.860000	11,252.680000	12,228.330000
6/30/2020	7,659.100000	12,124.770000	12,582.950000
9/30/2020	7,301.840000	12,641.280000	12,660.970000
12/31/2020	6,847.860000	13,383.320000	12,745.800000
3/31/2021	6,758.990000	13,474.330000	12,316.260000
6/30/2021	6,569.610000	13,789.630000	12,541.650000
9/30/2021	6,488.180000	13,879.260000	12,547.920000
12/31/2021	6,380.410000	13,981.970000	12,549.180000
3/31/2022	6,629.350000	13,369.560000	11,805.010000
6/30/2022	7,232.370000	12,047.310000	11,251.360000
9/30/2022	7,325.720000	11,962.980000	10,716.920000
12/31/2022	6,991.940000	12,478.580000	10,917.320000
3/31/2023	6,800.040000	12,934.050000	11,240.480000
6/30/2023	6,837.160000	13,091.850000	11,146.060000
9/30/2023	6,958.620000	13,140.290000	10,786.040000
12/31/2023	6,595.290000	14,087.700000	11,521.650000
3/31/2024	6,601.610000	14,246.890000	11,431.780000
5/31/2024	6,661.820000	14,273.960000	11,331.180000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short High Yield from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short High Yield - NAV	- 3.80%	-3.68%	-3.98%
Short High Yield - Market Price	-3.76%	-3.66%	-3.99%
Markit iBoxx® $ Liquid High Yield Index	10.86%	3.57%	3.71%
Bloomberg U.S. Aggregate Bond Index	1.30%	-0.85%	1.25%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$94,835,023
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$1,101,880
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx® $ Liquid High Yield Index

Composition	% of Index
High Yield	100.0%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	92.3%
Repurchase Agreements with various counterparties	20.3%

Short High Yield - SJB

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SJB524

Ultra Technology

ROM - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Technology (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROM	$119	0.95%

How Did the Fund Perform Last Year?

Ultra Technology(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Technology Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 50.42% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 29.17% and a volatility of 17.51%. The index performance was driven by factors such as enthusiasm for artificial intelligence and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Technology : $158,497	S&P Technology Select Industry Index : $61,433	S&P Total Market Index : $31,100
5/31/2014	10,000	10,000	10,000
6/30/2014	10,611.840000	10,189	10,253
9/30/2014	11,474.720000	10,637.200000	10,246.850000
12/31/2014	12,295.060000	11,076.750000	10,780.710000
3/31/2015	12,366.560000	11,170.500000	10,974.760000
6/30/2015	12,259.470000	11,170.500000	10,989.030000
9/30/2015	10,860.420000	10,620.910000	10,190.130000
12/31/2015	12,649.040000	11,530.060000	10,831.090000
3/31/2016	12,900.260000	11,747.980000	10,931.810000
6/30/2016	12,084.510000	11,438.650000	11,218.230000
9/30/2016	15,450.860000	12,992.470000	11,717.440000
12/31/2016	15,732.640000	13,169.370000	12,202.540000
3/31/2017	19,886.840000	14,860.780000	12,909.070000
6/30/2017	21,174.410000	15,419.540000	13,297.630000
9/30/2017	24,318.850000	16,613.020000	13,905.330000
12/31/2017	28,509.440000	18,079.940000	14,785.540000
3/31/2018	29,963.580000	18,759.750000	14,696.830000
6/30/2018	33,354.280000	19,958.500000	15,265.590000
9/30/2018	39,168.410000	21,774.720000	16,350.980000
12/31/2018	25,648.540000	17,966.320000	14,002.980000
3/31/2019	35,967.490000	21,500.300000	15,969
6/30/2019	38,344.230000	22,414.060000	16,622.130000
9/30/2019	40,155.650000	23,158.210000	16,811.620000
12/31/2019	51,858.850000	26,495.310000	18,331.390000
3/31/2020	36,294.260000	23,376.810000	14,489.130000
6/30/2020	60,901	30,827	17,689.780000
9/30/2020	74,346.460000	34,483.080000	19,294.240000
12/31/2020	93,529.480000	39,031.400000	22,142.070000
3/31/2021	98,023.070000	40,381.880000	23,570.240000
6/30/2021	125,607.280000	45,990.930000	25,524.210000
9/30/2021	129,776.900000	46,970.540000	25,493.580000
12/31/2021	166,153.290000	53,565.200000	27,823.690000
3/31/2022	130,206.560000	48,240.820000	26,321.210000
6/30/2022	74,689.200000	37,420.400000	21,888.720000
9/30/2022	61,790.890000	34,640.070000	20,890.600000
12/31/2022	60,123.410000	35,069.600000	22,390.540000
3/31/2023	90,754.200000	43,749.330000	24,011.620000
6/30/2023	117,737.670000	50,504.230000	26,026.190000
9/30/2023	102,354.240000	47,701.240000	25,169.930000
12/31/2023	138,335.030000	56,149.130000	28,223.040000
3/31/2024	158,709.020000	60,927.420000	31,059.460000
5/31/2024	158,497.040000	61,433.120000	31,099.840000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Technology from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Technology - NAV	50.42%	36.74%	31.83%
Ultra Technology - Market Price	49.69%	36.68%	31.78%
S&P Technology Select Industry Index	29.17%	25.29%	20.47%
S&P Total Market Index	27.68%	14.88%	12.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Technology Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Technology Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$662,540,779
  Number of Portfolio Holdings75
  Net Investment Advisory Fees$4,559,526
  Portfolio Turnover Rate17%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Technology Select Industry Index

Composition	% of Index
Software & Services	42.0%
Technology Hardware & Equipment	29.7%
Semiconductors & Semiconductor Equipment	28.3%

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	15.8%
Apple, Inc.	15.2%
NVIDIA Corp.	3.8%
Broadcom, Inc.	3.2%
Advanced Micro Devices, Inc.	2.0%
QUALCOMM, Inc.	1.7%
Salesforce, Inc.	1.7%
Adobe, Inc.	1.5%
Cisco Systems, Inc.	1.4%
Oracle Corp.	1.4%

Ultra Technology - ROM

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

ROM524

High Yield-Interest Rate Hedged

HYHG - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about High Yield-Interest Rate Hedged (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYHG	$54	0.50%

How Did the Fund Perform Last Year?

High Yield-Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Narrowing credit spreads drove strong performance while the interest rate hedge contributed outperformance relative to unhedged high yield bonds. For the year ended May 31, 2024, the Fund had a total return of 16.33%. For the same period, the Index had a total return of 16.19% and a volatility of 4.27%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	High Yield-Interest Rate Hedged : $14,231	FTSE High Yield (Treasury Rate-Hedged) Index : $14,911	Bloomberg U.S. Aggregate Bond Index : $11,328
5/31/2014	10,000	10,000	10,000
6/30/2014	10,099	10,100	10,005
9/30/2014	9,836	9,860	10,022
12/31/2014	9,609	9,686	10,201
3/31/2015	9,588	9,682	10,365
6/30/2015	9,595	9,710	10,191
9/30/2015	8,809	8,907	10,316
12/31/2015	8,694	8,784	10,258
3/31/2016	8,722	8,856	10,568
6/30/2016	8,998	9,278	10,802
9/30/2016	9,506	9,814	10,852
12/31/2016	9,965	10,249	10,529
3/31/2017	10,127	10,458	10,615
6/30/2017	10,225	10,574	10,768
9/30/2017	10,365	10,731	10,860
12/31/2017	10,406	10,811	10,902
3/31/2018	10,407	10,824	10,743
6/30/2018	10,604	11,047	10,726
9/30/2018	10,955	11,437	10,728
12/31/2018	10,178	10,658	10,903
3/31/2019	10,899	11,448	11,224
6/30/2019	11,020	11,590	11,570
9/30/2019	11,002	11,586	11,832
12/31/2019	11,366	11,968	11,854
3/31/2020	9,772	10,279	12,227
6/30/2020	10,356	10,858	12,581
9/30/2020	10,831	11,411	12,659
12/31/2020	11,427	12,080	12,743
3/31/2021	11,653	12,322	12,314
6/30/2021	11,821	12,497	12,539
9/30/2021	11,942	12,633	12,545
12/31/2021	12,056	12,806	12,547
3/31/2022	12,096	12,820	11,802
6/30/2022	11,056	11,714	11,248
9/30/2022	11,505	12,225	10,714
12/31/2022	11,875	12,546	10,915
3/31/2023	12,200	12,728	11,238
6/30/2023	12,680	13,295	11,143
9/30/2023	13,009	13,618	10,783
12/31/2023	13,609	14,251	11,518
3/31/2024	14,002	14,703	11,429
5/31/2024	14,231	14,911	11,328
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares High Yield-Interest Rate Hedged from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
High Yield-Interest Rate Hedged - NAV	16.33%	5.72%	3.59%
High Yield-Interest Rate Hedged - Market Price	16.45%	5.83%	3.59%
FTSE High Yield (Treasury Rate-Hedged) Index	16.19%	6.05%	4.27%
Bloomberg U.S. Aggregate Bond Index	1.30%	-0.85%	1.25%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$136,646,937
  Number of Portfolio Holdings220
  Net Investment Advisory Fees$615,312
  Portfolio Turnover Rate61%

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
Futures Contracts	(97)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE High Yield (Treasury Rate-Hedged) Index

Composition	% of Index
Industrial	82.0%
Finance	9.7%
Utility	8.3%

Largest Holdings

Company	% of Net Assets
TransDigm, Inc. 5.50%, due 11/15/27	1.8%
Organon & Co. 4.13%, due 04/30/28	1.4%
Directv Financing LLC 5.88%, due 08/15/27	1.3%
Caesars Entertainment, Inc. 7.00%, due 02/15/30	1.2%
Cloud Software Group, Inc. 6.50%, due 03/31/29	1.2%
CCO Holdings LLC 4.25%, due 02/01/31	1.1%
HUB International Ltd. 7.38%, due 01/31/32	1.1%
DISH Network Corp. 11.75%, due 11/15/27	1.1%
Venture Global LNG, Inc. 9.50%, due 02/01/29	1.0%
Tenet Healthcare Corp. 6.13%, due 10/01/28	1.0%

High Yield-Interest Rate Hedged - HYHG

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

HYHG524

UltraShort Industrials

SIJ - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Industrials (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIJ	$78	0.95%

How Did the Fund Perform Last Year?

UltraShort Industrials(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -35.53% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 29.78% and a volatility of 12.59%. The index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Industrials : $540	S&P Industrials Select Sector Index : $27,909	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,749.8	10,043	10,207
9/30/2014	10,069.86	9,827.03	10,322.12
12/31/2014	8,711.15	10,428.78	10,831.28
3/31/2015	8,286.31	10,594.01	10,934.25
6/30/2015	8,517.41	10,393.78	10,964.86
9/30/2015	9,718.28	9,561.24	10,258.73
12/31/2015	8,278.05	10,252.52	10,980.94
3/31/2016	7,331.28	10,733.36	11,129.18
6/30/2016	6,758.53	11,070.43	11,402.43
9/30/2016	6,126.45	11,567.74	11,841.66
12/31/2016	5,408.02	12,255.39	12,294.51
3/31/2017	4,874.75	12,872.85	13,040.31
6/30/2017	4,411.1	13,503.62	13,443.26
9/30/2017	3,929.7	14,298.98	14,045.52
12/31/2017	3,448.46	15,262.73	14,978.14
3/31/2018	3,449.17	15,097.89	14,864.31
6/30/2018	3,467.47	15,007.31	15,374.15
9/30/2018	2,918.19	16,386.48	16,559.5
12/31/2018	4,116.51	13,543.42	14,320.66
3/31/2019	2,901.7	16,076.05	16,275.43
6/30/2019	2,634.7	16,844.48	16,975.27
9/30/2019	2,573.83	16,965.76	17,263.85
12/31/2019	2,284.64	17,990.49	18,829.68
3/31/2020	3,137.34	13,408.31	15,139.06
6/30/2020	1,870.85	16,328.64	18,248.63
9/30/2020	1,469.37	18,167.25	19,878.23
12/31/2020	1,047.59	21,213.9	22,293.43
3/31/2021	857.5	23,121.03	23,668.94
6/30/2021	758.65	24,395	25,692.63
9/30/2021	802.65	23,511.9	25,841.65
12/31/2021	688.24	25,110.71	28,691.98
3/31/2022	771.06	23,352.96	27,372.15
6/30/2022	1,036.48	19,623.49	22,965.23
9/30/2022	1,086.45	18,913.12	21,844.53
12/31/2022	812.76	21,585.54	23,495.98
3/31/2023	758.74	22,472.71	25,258.18
6/30/2023	679.64	23,931.19	27,465.74
9/30/2023	773.75	22,696.34	26,567.61
12/31/2023	616.53	25,658.21	29,673.36
3/31/2024	511.22	28,472.92	32,806.87
5/31/2024	539.98	27,909.15	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Industrials from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Industrials - NAV	- 35.53%	-29.31%	-25.31%
UltraShort Industrials - Market Price	-35.47%	-29.30%	-25.35%
S&P Industrials Select Sector Index	29.78%	13.42%	10.80%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Industrial Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("SP") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Industrial Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$1,230,064
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Industrials Select Sector Index

Composition	% of Index
Capital Goods	67.3%
Transportation	18.4%
Commercial & Professional Services	14.3%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	110.5%

UltraShort Industrials - SIJ

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SIJ524

Short MidCap400

MYY - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short MidCap400 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MYY	$88	0.95%

How Did the Fund Perform Last Year?

Short MidCap400 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -15.65% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 15.69%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short MidCap400 : $3,090	S&P MidCap 400® Index : $25,362	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	9,589.600000	10,414	10,233
9/30/2014	9,941.960000	9,999.180000	10,278.030000
12/31/2014	9,268.360000	10,634.020000	10,812.480000
3/31/2015	8,741.840000	11,199.090000	10,962.780000
6/30/2015	8,794.150000	11,080.380000	10,981.410000
9/30/2015	9,500.640000	10,138.550000	10,246.760000
12/31/2015	9,188.440000	10,402.150000	10,922.020000
3/31/2016	8,751.470000	10,795.350000	11,093.490000
6/30/2016	8,346.030000	11,226.430000	11,381.920000
9/30/2016	7,976.370000	11,691.690000	11,834.920000
12/31/2016	7,395.550000	12,558.800000	12,346.190000
3/31/2017	7,096.860000	13,053.610000	13,054.860000
6/30/2017	6,949.550000	13,310.760000	13,441.290000
9/30/2017	6,730.110000	13,739.370000	14,038.080000
12/31/2017	6,343.760000	14,598.080000	14,954.770000
3/31/2018	6,372.230000	14,485.670000	14,847.090000
6/30/2018	6,127.350000	15,107.110000	15,389.010000
9/30/2018	5,930.810000	15,690.240000	16,520.110000
12/31/2018	7,138.390000	12,978.970000	14,212.250000
3/31/2019	6,257.470000	14,859.620000	16,150.800000
6/30/2019	6,091.150000	15,312.840000	16,822.670000
9/30/2019	6,102.870000	15,299.060000	17,080.060000
12/31/2019	5,716.900000	16,379.170000	18,603.600000
3/31/2020	7,386.140000	11,514.560000	14,776.840000
6/30/2020	5,657.590000	14,286.110000	17,845.990000
9/30/2020	5,339.310000	14,967.560000	19,373.600000
12/31/2020	4,240.490000	18,615.150000	21,938.670000
3/31/2021	3,682.020000	21,122.620000	23,454.630000
6/30/2021	3,523.440000	21,891.480000	25,363.840000
9/30/2021	3,557.080000	21,506.190000	25,452.610000
12/31/2021	3,259.210000	23,226.680000	28,178.590000
3/31/2022	3,372.710000	22,093.220000	26,871.100000
6/30/2022	3,904.290000	18,686.450000	22,566.350000
9/30/2022	3,981.380000	18,226.760000	21,492.190000
12/31/2022	3,585.060000	20,191.610000	23,166.430000
3/31/2023	3,483.060000	20,960.910000	24,825.150000
6/30/2023	3,371.920000	21,977.510000	26,907.980000
9/30/2023	3,582.070000	21,054.450000	26,003.870000
12/31/2023	3,249.210000	23,511.510000	29,067.130000
3/31/2024	3,000.420000	25,850.900000	32,063.950000
5/31/2024	3,090.340000	25,362.320000	32,221.060000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short MidCap400 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short MidCap400 - NAV	- 15.65%	-13.96%	-11.08%
Short MidCap400 - Market Price	-15.71%	-13.98%	-11.08%
S&P MidCap 400® Index	25.97%	12.25%	9.75%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$5,442,473
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(89)%
Futures Contracts	(11)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400® Index

Composition	% of Index
Industrials	22.1%
Financials	16.0%
Consumer Discretionary	15.3%
Information Technology	9.9%
Health Care	8.0%
Real Estate	7.1%
Materials	7.0%
Energy	5.7%
Consumer Staples	4.8%
Utilities	2.6%
Communication Services	1.5%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	93.9%

Short MidCap400 - MYY

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

MYY524

Ultra Utilities

UPW - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Ultra Utilities (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPW	$105	0.95%

How Did the Fund Perform Last Year?

Ultra Utilities(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Utilities Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 20.18% and an average daily statistical correlation of over 0.99 to twice that of the return of the Index. For the same period, the Index had a total return of 15.99% and a volatility of 17.26%. For the period, the Fund had an average statistical correlation of over 0.99 to twice that of the return of the Index. The index performance was driven by factors such as rising interest rates which muted the return of this typically interest-rate sensitive sector. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Ultra Utilities : $27,687	S&P Utilities Select Industry Index : $23,646	S&P Total Market Index : $31,100
5/31/2014	10,000	10,000	10,000
6/30/2014	10,888.520000	10,448	10,253
9/30/2014	9,818.060000	9,964	10,246.850000
12/31/2014	12,519.660000	11,313.020000	10,780.710000
3/31/2015	11,214.670000	10,776.900000	10,974.760000
6/30/2015	9,772.130000	10,099.030000	10,989.030000
9/30/2015	10,650.530000	10,613.070000	10,190.130000
12/31/2015	10,889.320000	10,791.370000	10,831.090000
3/31/2016	14,422.990000	12,481.300000	10,931.810000
6/30/2016	16,370.330000	13,355.640000	11,218.230000
9/30/2016	14,347.270000	12,571.090000	11,717.440000
12/31/2016	14,295.760000	12,632.360000	12,202.540000
3/31/2017	16,022.920000	13,425.540000	12,909.070000
6/30/2017	16,598.500000	13,720.900000	13,297.630000
9/30/2017	17,469.400000	14,135.270000	13,905.330000
12/31/2017	17,481.440000	14,204.540000	14,785.540000
3/31/2018	16,126.290000	13,737.210000	14,696.830000
6/30/2018	17,370.410000	14,349.890000	15,265.590000
9/30/2018	18,008.770000	14,711.500000	16,350.980000
12/31/2018	17,952.590000	14,826.250000	14,002.980000
3/31/2019	21,716.320000	16,427.490000	15,969
6/30/2019	22,827.090000	16,967.950000	16,622.130000
9/30/2019	26,685.280000	18,461.130000	16,811.620000
12/31/2019	26,560.920000	18,523.900000	18,331.390000
3/31/2020	17,578.930000	15,910.180000	14,489.130000
6/30/2020	17,667.900000	16,303.160000	17,689.780000
9/30/2020	19,271.680000	17,134.620000	19,294.240000
12/31/2020	21,948.190000	18,409.440000	22,142.070000
3/31/2021	23,074.030000	18,983.810000	23,570.240000
6/30/2021	22,637.260000	18,894.590000	25,524.210000
9/30/2021	22,955.830000	19,108.100000	25,493.580000
12/31/2021	29,111.300000	21,615.080000	27,823.690000
3/31/2022	31,397.830000	22,561.820000	26,321.210000
6/30/2022	27,841.680000	21,422.450000	21,888.720000
9/30/2022	24,112.400000	20,149.950000	20,890.600000
12/31/2022	27,783.300000	21,943.300000	22,390.540000
3/31/2023	25,427.460000	21,258.670000	24,011.620000
6/30/2023	23,606.380000	20,720.820000	26,026.190000
9/30/2023	18,910.320000	18,804.150000	25,169.930000
12/31/2023	21,578.870000	20,413.780000	28,223.040000
3/31/2024	22,965.630000	21,346.690000	31,059.460000
5/31/2024	27,687.430000	23,645.730000	31,099.840000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Ultra Utilities from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Ultra Utilities - NAV	20.18%	5.19%	10.72%
Ultra Utilities - Market Price	20.12%	5.25%	10.77%
S&P Utilities Select Industry Index	15.99%	8.02%	9.13%
S&P Total Market Index	27.68%	14.88%	12.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Utilities Select Industry Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Utilities Select Industry Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$15,909,739
  Number of Portfolio Holdings36
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Utilities Select Industry Index

Composition	% of Index
Electric Utilities	66.0%
Multi-Utilities	25.7%
Independent Power and Renewable Electricity Producers	4.4%
Water Utilities	2.3%
Gas Utilities	1.6%

Largest Holdings

Company	% of Net Assets
NextEra Energy, Inc.	12.3%
Southern Co. (The)	6.5%
Duke Energy Corp.	6.0%
Constellation Energy Corp.	5.2%
Sempra	3.6%
American Electric Power Co., Inc.	3.6%
Dominion Energy, Inc.	3.4%
PG&E Corp.	3.0%
Public Service Enterprise Group, Inc.	2.8%
Exelon Corp.	2.8%

Ultra Utilities - UPW

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UPW524

Investment Grade-Interest Rate Hedged

IGHG - CboeBZX

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Investment Grade-Interest Rate Hedged (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IGHG	$32	0.30%

How Did the Fund Perform Last Year?

Investment Grade–Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Narrowing credit spreads drove strong performance while the interest rate hedge contributed outperformance relative to unhedged investment grade bonds. For the year ended May 31, 2024, the Fund had a total return of 13.78%. For the same period, the Index had a total return of 14.09% and a volatility of 4.62%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Investment Grade-Interest Rate Hedged : $13,642	FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index : $13,824	Bloomberg U.S. Aggregate Bond Index : $11,328
5/31/2014	10,000	10,000	10,000
6/30/2014	10,049	10,046	10,005
9/30/2014	9,937	9,944	10,022
12/31/2014	9,742	9,788	10,201
3/31/2015	9,760	9,800	10,365
6/30/2015	9,729	9,739	10,191
9/30/2015	9,440	9,450	10,316
12/31/2015	9,532	9,582	10,258
3/31/2016	9,559	9,562	10,568
6/30/2016	9,618	9,667	10,802
9/30/2016	9,914	9,971	10,852
12/31/2016	10,224	10,288	10,529
3/31/2017	10,290	10,353	10,615
6/30/2017	10,447	10,530	10,768
9/30/2017	10,610	10,702	10,860
12/31/2017	10,801	10,929	10,902
3/31/2018	10,693	10,815	10,743
6/30/2018	10,502	10,622	10,726
9/30/2018	10,862	11,000	10,728
12/31/2018	10,333	10,467	10,903
3/31/2019	10,844	10,967	11,224
6/30/2019	11,101	11,222	11,570
9/30/2019	11,120	11,255	11,832
12/31/2019	11,641	11,780	11,854
3/31/2020	9,898	9,964	12,227
6/30/2020	10,843	10,893	12,581
9/30/2020	11,024	11,094	12,659
12/31/2020	11,719	11,820	12,743
3/31/2021	11,906	12,010	12,314
6/30/2021	12,003	12,138	12,539
9/30/2021	11,962	12,119	12,545
12/31/2021	11,863	12,024	12,547
3/31/2022	11,574	11,745	11,802
6/30/2022	11,126	11,279	11,248
9/30/2022	11,069	11,265	10,714
12/31/2022	11,716	11,987	10,915
3/31/2023	11,885	11,990	11,238
6/30/2023	12,231	12,344	11,143
9/30/2023	12,675	12,777	10,783
12/31/2023	13,084	13,248	11,518
3/31/2024	13,394	13,580	11,429
5/31/2024	13,642	13,824	11,328
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Investment Grade-Interest Rate Hedged from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Investment Grade-Interest Rate Hedged - NAV	13.78%	4.76%	3.15%
Investment Grade-Interest Rate Hedged - Market Price	13.80%	4.81%	3.08%
FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index	14.09%	5.13%	3.46%
Bloomberg U.S. Aggregate Bond Index	1.30%	-0.85%	1.25%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$293,273,957
  Number of Portfolio Holdings202
  Net Investment Advisory Fees$874,765
  Portfolio Turnover Rate62%

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	94%
Futures Contracts	(91)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index

Composition	% of Index
Industrials	51.2%
Finance	38.6%
Utilities	10.2%

Largest Holdings

Company	% of Net Assets
Goldman Sachs Group, Inc. (The) 6.25%, due 02/01/41	1.7%
JPMorgan Chase & Co. 5.50%, due 10/15/40	1.6%
Morgan Stanley 4.38%, due 01/22/47	1.6%
Oracle Corp. 6.50%, due 04/15/38	1.5%
Apple, Inc. 3.45%, due 02/09/45	1.4%
Bank of America Corp. 5.88%, due 02/07/42	1.3%
Pfizer, Inc. 7.20%, due 03/15/39	1.3%
Cisco Systems, Inc. 5.90%, due 02/15/39	1.3%
Wells Fargo & Co. 5.61%, due 01/15/44	1.2%
Vodafone Group plc 6.15%, due 02/27/37	1.2%

Investment Grade-Interest Rate Hedged - IGHG

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

IGHG524

UltraShort MidCap400

MZZ - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort MidCap400 (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MZZ	$79	0.95%

How Did the Fund Perform Last Year?

UltraShort MidCap400(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -32.68% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 25.97% and a volatility of 15.69%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort MidCap400 : $609	S&P MidCap 400® Index : $25,362	S&P 1500 Index : $32,221
5/31/2014	10,000	10,000	10,000
6/30/2014	9,199.110000	10,414	10,233
9/30/2014	9,884.880000	9,999.180000	10,278.030000
12/31/2014	8,563.780000	10,634.020000	10,812.480000
3/31/2015	7,597.920000	11,199.090000	10,962.780000
6/30/2015	7,686.410000	11,080.380000	10,981.410000
9/30/2015	8,907.830000	10,138.550000	10,246.760000
12/31/2015	8,302	10,402.150000	10,922.020000
3/31/2016	7,463.210000	10,795.350000	11,093.490000
6/30/2016	6,749.400000	11,226.430000	11,381.920000
9/30/2016	6,151.890000	11,691.690000	11,834.920000
12/31/2016	5,276.980000	12,558.800000	12,346.190000
3/31/2017	4,846.090000	13,053.610000	13,054.860000
6/30/2017	4,632.860000	13,310.760000	13,441.290000
9/30/2017	4,333.140000	13,739.370000	14,038.080000
12/31/2017	3,843.830000	14,598.080000	14,954.770000
3/31/2018	3,844.680000	14,485.670000	14,847.090000
6/30/2018	3,535.440000	15,107.110000	15,389.010000
9/30/2018	3,298.150000	15,690.240000	16,520.110000
12/31/2018	4,704.700000	12,978.970000	14,212.250000
3/31/2019	3,584.980000	14,859.620000	16,150.800000
6/30/2019	3,371.740000	15,312.840000	16,822.670000
9/30/2019	3,349.310000	15,299.060000	17,080.060000
12/31/2019	2,926.070000	16,379.170000	18,603.600000
3/31/2020	4,446.810000	11,514.560000	14,776.840000
6/30/2020	2,487.460000	14,286.110000	17,845.990000
9/30/2020	2,198.990000	14,967.560000	19,373.600000
12/31/2020	1,375.430000	18,615.150000	21,938.670000
3/31/2021	1,025.710000	21,122.620000	23,454.630000
6/30/2021	935.660000	21,891.480000	25,363.840000
9/30/2021	949.560000	21,506.190000	25,452.610000
12/31/2021	793.100000	23,226.680000	28,178.590000
3/31/2022	843.550000	22,093.220000	26,871.100000
6/30/2022	1,106.080000	18,686.450000	22,566.350000
9/30/2022	1,131.330000	18,226.760000	21,492.190000
12/31/2022	894.600000	20,191.610000	23,166.430000
3/31/2023	827.310000	20,960.910000	24,825.150000
6/30/2023	761.470000	21,977.510000	26,907.980000
9/30/2023	847.190000	21,054.450000	26,003.870000
12/31/2023	684.810000	23,511.510000	29,067.130000
3/31/2024	577.850000	25,850.900000	32,063.950000
5/31/2024	609.330000	25,362.320000	32,221.060000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort MidCap400 from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort MidCap400 - NAV	- 32.68%	-31.05%	-24.41%
UltraShort MidCap400 - Market Price	-32.66%	-31.07%	-24.40%
S&P MidCap 400® Index	25.97%	12.25%	9.75%
S&P 1500 Index	27.86%	15.43%	12.40%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"Standard & Poor's®," "S&P®," and "S&P MidCap 400®" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$1,534,134
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(180)%
Futures Contracts	(20)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400® Index

Composition	% of Index
Industrials	22.1%
Financials	16.0%
Consumer Discretionary	15.3%
Information Technology	9.9%
Health Care	8.0%
Real Estate	7.1%
Materials	7.0%
Energy	5.7%
Consumer Staples	4.8%
Utilities	2.6%
Communication Services	1.5%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	64.8%
Repurchase Agreements with various counterparties	60.3%

UltraShort MidCap400 - MZZ

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

MZZ524

Short QQQ

PSQ - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short QQQ (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSQ	$86	0.95%

How Did the Fund Perform Last Year?

Short QQQ® (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -18.50% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 31.12% and a volatility of 16.02%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short QQQ : $1,394	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000
6/30/2014	9,691.53	10,309
9/30/2014	9,138.04	10,878.94
12/31/2014	8,638.11	11,411.65
3/31/2015	8,358.61	11,711.24
6/30/2015	8,168.52	11,915.02
9/30/2015	8,424.57	11,363.35
12/31/2015	7,578.77	12,523.55
3/31/2016	7,636.21	12,285.6
6/30/2016	7,668.37	12,145.66
9/30/2016	6,902.57	13,446.07
12/31/2016	6,871.41	13,456.23
3/31/2017	6,128.35	15,083.51
6/30/2017	5,873.23	15,715.51
9/30/2017	5,533.67	16,685.16
12/31/2017	5,166.14	17,896.5
3/31/2018	4,966.2	18,460.24
6/30/2018	4,629.25	19,802.3
9/30/2018	4,279.94	21,507.28
12/31/2018	5,051.84	17,902.66
3/31/2019	4,330.22	20,926.42
6/30/2019	4,169.57	21,815.79
9/30/2019	4,117.39	22,097.21
12/31/2019	3,656.93	24,967.64
3/31/2020	3,789.13	22,398.47
6/30/2020	2,833.79	29,185.21
9/30/2020	2,467.18	32,868.38
12/31/2020	2,149.71	37,170.85
3/31/2021	2,077.56	37,825.06
6/30/2021	1,849.6	42,129.55
9/30/2021	1,819.5	42,588.76
12/31/2021	1,617.49	47,392.77
3/31/2022	1,729.18	43,170.08
6/30/2022	2,150.2	33,543.15
9/30/2022	2,225.15	32,060.54
12/31/2022	2,203.61	32,047.72
3/31/2023	1,836.81	38,704.03
6/30/2023	1,614.1	44,660.58
9/30/2023	1,687.84	43,383.29
12/31/2023	1,497.04	49,717.25
3/31/2024	1,400.7	54,052.59
5/31/2024	1,393.9	54,960.67
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short QQQ from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short QQQ - NAV	- 18.50%	-20.85%	-17.88%
Short QQQ - Market Price	-18.47%	-20.86%	-17.89%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$569,807,010
  Number of Portfolio Holdings20
  Net Investment Advisory Fees$5,567,267
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97)%
Futures Contracts	(3)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100® Index

Composition	% of Index
Information Technology	50.3%
Communication Services	15.9%
Consumer Discretionary	12.6%
Consumer Staples	6.5%
Health Care	6.2%
Industrials	4.5%
Materials	1.5%
Utilities	1.3%
Energy	0.5%
Financials	0.5%
Real Estate	0.2%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	127.8%
Repurchase Agreements with various counterparties	11.6%

Short QQQ - PSQ

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

PSQ524

Short Real Estate

REK - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about Short Real Estate (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REK	$94	0.95%

How Did the Fund Perform Last Year?

Short Real Estate (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -3.02% and an average daily statistical correlation of over 0.99 to the inverse of the return of the Index. For the same period, the Index had a total return of 9.30% and a volatility of 18.37%. The index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	Short Real Estate : $4,560	S&P Real Estate Select Sector Index : $17,258	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,876.11	10,032	10,207
9/30/2014	10,095.08	9,764.52	10,322.12
12/31/2014	8,941.34	10,964.14	10,831.28
3/31/2015	8,500.13	11,432.31	10,934.25
6/30/2015	9,284.25	10,395.4	10,964.86
9/30/2015	9,142.77	10,443.21	10,258.73
12/31/2015	8,456.95	11,198.26	10,980.94
3/31/2016	7,951.78	11,774.97	11,129.18
6/30/2016	7,405.49	12,574.94	11,402.43
9/30/2016	7,442.32	12,430.76	11,841.66
12/31/2016	7,618.76	12,044.21	12,294.51
3/31/2017	7,362.63	12,431.54	13,040.31
6/30/2017	7,173.65	12,753.51	13,443.26
9/30/2017	7,091.1	12,897.63	14,045.52
12/31/2017	6,922.78	13,229.1	14,978.14
3/31/2018	7,336.75	12,447.26	14,864.31
6/30/2018	6,826.06	13,415.65	15,374.15
9/30/2018	6,807.06	13,502.85	16,559.5
12/31/2018	7,228.2	12,696.73	14,320.66
3/31/2019	6,212.74	14,865.34	16,275.43
6/30/2019	6,132.78	15,135.89	16,975.27
9/30/2019	5,741.27	16,240.8	17,263.85
12/31/2019	5,712.66	16,369.11	18,829.68
3/31/2020	6,832.2	12,376.68	15,139.06
6/30/2020	5,690.25	14,098.28	18,248.63
9/30/2020	5,505.72	14,390.11	19,878.23
12/31/2020	5,057.57	15,501.03	22,293.43
3/31/2021	4,657.15	16,694.61	23,668.94
6/30/2021	4,140.87	18,644.54	25,692.63
9/30/2021	4,076.77	18,803.02	25,841.65
12/31/2021	3,527.92	21,544.5	28,691.98
3/31/2022	3,728.44	20,144.11	27,372.15
6/30/2022	4,279.41	17,231.27	22,965.23
9/30/2022	4,756.82	15,437.49	21,844.53
12/31/2022	4,531.71	16,122.92	23,495.98
3/31/2023	4,491.14	16,376.05	25,258.18
6/30/2023	4,478.57	16,672.45	27,465.74
9/30/2023	5,001.21	15,188.61	26,567.61
12/31/2023	4,248.38	18,048.62	29,673.36
3/31/2024	4,340.9	17,949.35	32,806.87
5/31/2024	4,560.01	17,258.3	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares Short Real Estate from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
Short Real Estate - NAV	- 3.02%	-6.08%	-7.55%
Short Real Estate - Market Price	-3.12%	-6.12%	-7.54%
S&P Real Estate Select Sector Index	9.30%	4.37%	6.84%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Real Estate Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Real Estate Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$17,962,157
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$187,739
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Real Estate Select Sector Index

Composition	% of Index
Specialized REITs	44.0%
Residential REITs	13.0%
Retail REITs	12.8%
Industrial REITs	10.6%
Health Care REITs	9.5%
Real Estate Management & Development	6.0%
Office REITs	2.8%
Hotel & Resort REITs	1.3%

Largest Holdings

Company	% of Net Assets
Repurchase Agreements with various counterparties	84.9%
U.S. Treasury Bills	38.6%

Short Real Estate - REK

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

REK524

UltraPro Dow30℠

UDOW - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraPro Dow30℠ (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UDOW	$117	0.95%

How Did the Fund Perform Last Year?

UltraPro Dow30SM(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 46.22% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 19.97% and a volatility of 10.07%. The index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraPro Dow30℠ : $55,652	Dow Jones Industrial Average℠ Index : $33,023	S&P 500® : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	10,201.880000	10,075	10,207
9/30/2014	10,656.590000	10,263.750000	10,322.120000
12/31/2014	12,164.530000	10,797.800000	10,831.280000
3/31/2015	12,018.570000	10,832.990000	10,934.250000
6/30/2015	11,748.040000	10,801.570000	10,964.860000
9/30/2015	9,112.280000	10,047.620000	10,258.730000
12/31/2015	11,148.320000	10,821.290000	10,980.940000
3/31/2016	11,560.550000	11,059.360000	11,129.180000
6/30/2016	12,064.490000	11,288.160000	11,402.430000
9/30/2016	12,931.220000	11,601.770000	11,841.660000
12/31/2016	16,390.640000	12,606.550000	12,294.510000
3/31/2017	18,857.500000	13,260.860000	13,040.310000
6/30/2017	20,892.740000	13,784.660000	13,443.260000
9/30/2017	24,228.750000	14,553.840000	14,045.520000
12/31/2017	32,598.070000	16,148.940000	14,978.140000
3/31/2018	29,260.570000	15,832.430000	14,864.310000
6/30/2018	29,482.390000	16,031.910000	15,374.150000
9/30/2018	38,026.490000	17,575.790000	16,559.500000
12/31/2018	24,932.680000	15,587.970000	14,320.660000
3/31/2019	33,763.150000	17,428.900000	16,275.430000
6/30/2019	36,083.330000	17,988.370000	16,975.270000
9/30/2019	36,866.340000	18,317.560000	17,263.850000
12/31/2019	43,770.420000	19,539.340000	18,829.680000
3/31/2020	14,724.740000	15,098.050000	15,139.060000
6/30/2020	22,223.660000	17,892.700000	18,248.630000
9/30/2020	27,464.970000	19,363.480000	19,878.230000
12/31/2020	36,285.910000	21,441.180000	22,293.430000
3/31/2021	45,176.900000	23,218.650000	23,668.940000
6/30/2021	51,676.440000	24,398.160000	25,692.630000
9/30/2021	48,644.600000	24,041.950000	25,841.650000
12/31/2021	59,902.210000	25,934.050000	28,691.980000
3/31/2022	51,409.400000	24,870.750000	27,372.150000
6/30/2022	34,743.450000	22,189.680000	22,965.230000
9/30/2022	27,477.450000	20,820.580000	21,844.530000
12/31/2022	40,529.020000	24,153.960000	23,495.980000
3/31/2023	39,857.510000	24,378.590000	25,258.180000
6/30/2023	43,009.090000	25,346.420000	27,465.740000
9/30/2023	38,789.910000	24,814.140000	26,567.610000
12/31/2023	53,739.340000	28,062.310000	29,673.360000
3/31/2024	61,781.770000	29,785.340000	32,806.870000
5/31/2024	55,652.130000	33,023.010000	33,026.680000
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro Dow30℠ from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro Dow30℠ - NAV	46.22%	13.58%	18.73%
UltraPro Dow30℠ - Market Price	46.34%	13.65%	18.76%
Dow Jones Industrial Average℠ Index	19.97%	11.61%	11.24%
S&P 500®	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"The Dow 30SM" and "Dow Jones Industrial AverageSM" are products of "Dow Jones Indexes," the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones®," "DJ," "Dow Jones Indexes," "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProShares. ProShares have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProShares based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$722,062,437
  Number of Portfolio Holdings40
  Net Investment Advisory Fees$4,622,038
  Portfolio Turnover Rate87%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	231%
Futures Contracts	7%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average℠ Index

Composition	% of Index
Financials	23.6%
Information Technology	18.4%
Health Care	18.1%
Consumer Discretionary	14.7%
Industrials	13.9%
Consumer Staples	5.0%
Energy	2.8%
Communication Services	2.5%
Materials	1.0%

Largest Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	5.2%
Goldman Sachs Group, Inc. (The)	4.8%
Microsoft Corp.	4.4%
Caterpillar, Inc.	3.6%
Home Depot, Inc. (The)	3.5%
Amgen, Inc.	3.2%
Visa, Inc., Class A	2.9%
McDonald's Corp.	2.7%
American Express Co.	2.5%
Salesforce, Inc.	2.5%

UltraPro Dow30℠ - UDOW

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

UDOW524

UltraShort Materials

SMN - NYSEArca

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraShort Materials (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMN	$80	0.95%

How Did the Fund Perform Last Year?

UltraShort Materials (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Materials Select Sector Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of -31.13% and an average daily statistical correlation of over 0.99 to two times the inverse of the return of the Index. For the same period, the Index had a total return of 24.59% and a volatility of 14.44%. The index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraShort Materials : $655	S&P Materials Select Sector Index : $21,999	S&P 500® Index : $33,027
5/31/2014	10,000	10,000	10,000
6/30/2014	9,585.81	10,168	10,207
9/30/2014	9,722.84	10,044.12	10,322.12
12/31/2014	10,074.44	9,700.36	10,831.28
3/31/2015	9,886.84	9,677.99	10,934.25
6/30/2015	10,003.54	9,566.7	10,964.86
9/30/2015	14,564.77	7,733.72	10,258.73
12/31/2015	11,670.13	8,493.94	10,980.94
3/31/2016	10,224.34	8,854.09	11,129.18
6/30/2016	9,144.76	9,221.56	11,402.43
9/30/2016	8,213.69	9,648.73	11,841.66
12/31/2016	7,243.59	10,215.94	12,294.51
3/31/2017	6,198.63	10,988.04	13,040.31
6/30/2017	6,025.61	11,092.43	13,443.26
9/30/2017	5,172.71	11,946.54	14,045.52
12/31/2017	4,508.82	12,780.41	14,978.14
3/31/2018	4,907.45	12,073.66	14,864.31
6/30/2018	4,503.58	12,505.89	15,374.15
9/30/2018	4,485.08	12,494.64	16,559.5
12/31/2018	5,888.42	10,714.15	14,320.66
3/31/2019	4,850.59	11,722.35	16,275.43
6/30/2019	4,382.11	12,265.1	16,975.27
9/30/2019	4,540.78	11,987.91	17,263.85
12/31/2019	3,945.44	12,830.66	18,829.68
3/31/2020	6,030.82	9,117.46	15,139.06
6/30/2020	3,153.7	11,816.23	18,248.63
9/30/2020	2,449.46	13,131.38	19,878.23
12/31/2020	1,749.15	15,179.88	22,293.43
3/31/2021	1,357.31	16,863.32	23,668.94
6/30/2021	1,213.22	17,595.19	25,692.63
9/30/2021	1,298.69	16,762.94	25,841.65
12/31/2021	946.17	19,396.4	28,691.98
3/31/2022	858.72	19,980.23	27,372.15
6/30/2022	1,199.98	16,355.82	22,965.23
9/30/2022	1,314.21	15,345.03	21,844.53
12/31/2022	921.83	17,929.13	23,495.98
3/31/2023	814.27	18,979.78	25,258.18
6/30/2023	772.98	19,608.01	27,465.74
9/30/2023	867.17	18,674.67	26,567.61
12/31/2023	731.09	20,482.37	29,673.36
3/31/2024	626.23	22,336.03	32,806.87
5/31/2024	655.04	21,998.75	33,026.68
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraShort Materials from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraShort Materials - NAV	- 31.13%	-34.87%	-23.86%
UltraShort Materials - Market Price	-32.37%	-35.02%	-23.95%
S&P Materials Select Sector Index	24.59%	14.03%	8.68%
S&P 500® Index	28.19%	15.79%	12.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

The "S&P Materials Select Sector Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the “S&P Materials Select Sector Index” are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$1,160,753
  Number of Portfolio Holdings7
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Materials Select Sector Index

Composition	% of Index
Chemicals	65.3%
Metals & Mining	18.1%
Containers & Packaging	9.8%
Construction Materials	6.8%

Largest Holdings

Company	% of Net Assets
U.S. Treasury Bills	85.6%
Repurchase Agreements with various counterparties	26.7%

UltraShort Materials - SMN

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

SMN524

UltraPro QQQ

TQQQ - NASDAQ

Annual Shareholder Report  — May 31, 2024

This annual shareholder report contains important information about UltraPro QQQ (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.proshares.com/geared_shareholder_reports. You can also request this information by contacting us at 866-776-5125.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TQQQ	$118	0.84%

How Did the Fund Perform Last Year?

UltraPro QQQ®(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Nasdaq-100® Index (the “Index”).The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended May 31, 2024, the Fund had a total return of 82.84% and an average daily statistical correlation of over 0.99 to three times that of the return of the Index. For the same period, the Index had a total return of 31.12% and a volatility of 16.02%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 InvestmentFootnote Reference*

	UltraPro QQQ : $225,645	Nasdaq-100® Index : $54,961
5/31/2014	10,000	10,000
6/30/2014	10,926.62	10,309
9/30/2014	12,639.88	10,878.94
12/31/2014	14,221.17	11,411.65
3/31/2015	15,031.16	11,711.24
6/30/2015	15,543.22	11,915.02
9/30/2015	12,808.79	11,363.35
12/31/2015	16,696.68	12,523.55
3/31/2016	14,986.79	12,285.6
6/30/2016	14,098.21	12,145.66
9/30/2016	18,833.2	13,446.07
12/31/2016	18,541.86	13,456.23
3/31/2017	25,796.82	15,083.51
6/30/2017	28,560.71	15,715.51
9/30/2017	33,480.41	16,685.16
12/31/2017	40,539.87	17,896.5
3/31/2018	42,074.88	18,460.24
6/30/2018	50,061.2	19,802.3
9/30/2018	62,419.56	21,507.28
12/31/2018	32,574.89	17,902.66
3/31/2019	49,865.67	20,926.42
6/30/2019	54,389.72	21,815.79
9/30/2019	54,128.74	22,097.21
12/31/2019	76,200.2	24,967.64
3/31/2020	42,013.47	22,398.47
6/30/2020	85,913.6	29,185.21
9/30/2020	115,575.46	32,868.38
12/31/2020	159,907.57	37,170.85
3/31/2021	160,007.28	37,825.06
6/30/2021	215,441.39	42,129.55
9/30/2021	218,690.18	42,588.76
12/31/2021	291,518.38	47,392.77
3/31/2022	203,108.46	43,170.08
6/30/2022	84,080.62	33,543.15
9/30/2022	67,855.02	32,060.54
12/31/2022	61,144.24	32,047.72
3/31/2023	100,599.57	38,704.03
6/30/2023	146,551.74	44,660.58
9/30/2023	127,607.71	43,383.29
12/31/2023	182,328.93	49,717.25
3/31/2024	222,616.27	54,052.59
5/31/2024	225,645.36	54,960.67
Footnote	Description
Footnote*	The line graph represents historical performance of a hypothetical investment of $10,000 in the ProShares UltraPro QQQ from May 31, 2014 to May 31, 2024, assuming the reinvestment of distributions.

Average Annual Total Return

Fund/Index Name	One Year	Five Years	Ten Years
UltraPro QQQ - NAV	82.84%	38.60%	36.57%
UltraPro QQQ - Market Price	82.67%	38.61%	36.59%
Nasdaq-100® Index	31.12%	22.07%	18.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/

"QQQ®," "Nasdaq-100® Index" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProShares. This ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$21,486,427,377
  Number of Portfolio Holdings128
  Net Investment Advisory Fees$118,708,915
  Portfolio Turnover Rate32%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Swap Agreements	247%
Futures Contracts	12%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100® Index

Composition	% of Index
Information Technology	50.3%
Communication Services	15.9%
Consumer Discretionary	12.6%
Consumer Staples	6.5%
Health Care	6.2%
Industrials	4.5%
Materials	1.5%
Utilities	1.3%
Energy	0.5%
Financials	0.5%
Real Estate	0.2%

Largest Holdings

Company	% of Net Assets
Microsoft Corp.	3.5%
Apple, Inc.	3.3%
NVIDIA Corp.	3.1%
Alphabet, Inc.	2.2%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.8%
Broadcom, Inc.	1.8%
Costco Wholesale Corp.	1.0%
Tesla, Inc.	1.0%
Netflix, Inc.	0.8%

UltraPro QQQ - TQQQ

Annual Shareholder Report  — May 31, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com

ProShares Trust

866-776-5125

www.proshares.com

TQQQ524

(b)   Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not applicable.
Item 2. Code of Ethics.
As of the end of the period, May 31, 2024, the registrant has adopted a Code of Ethics (the “Code”), as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 18(a)(1). There were no material amendments to the Code during the period covered by the report. The Code was revised to require all access persons, as defined in the Code, to obtain pre-approval to purchase or sell any direct or indirect beneficial ownership in Ether or any derivative product tied to Ether, such as, but not limited to Ether futures. There were no waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.
The Board of Trustees has determined that William D. Fertig and Michael C. Wachs, who are “independent” for purposes of this Item 3 of Form N-CSR and serve on the Registrant’s Audit Committee, are audit committee financial experts.
Item 4. Principal Accountant Fees and Services.
        (a)           Audit Fees
For the fiscal year ended May 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $1,971,636 for professional services rendered for the audit of the Funds’ annual financial statements included in the Funds’ annual report to shareholders.
For the fiscal year ended May 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $1,781,784 for professional services rendered for the audit of the Funds’ annual financial statements included in the Funds’ annual report to shareholders.
        (b)           Audit-Related Fees
For the fiscal year ended May 31, 2024, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under the section Audit Fees above.
For the fiscal year ended May 31, 2023, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under the section Audit Fees above.
        (c)           Tax Fees
For the fiscal year ended May 31, 2024, PwC billed the Funds aggregate fees of $1,006,242 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, preparation of tax returns for certain foreign jurisdictions, excise tax calculations and returns and review of the Funds’ calculations of capital gain and income distributions.
For the fiscal year ended May 31, 2023, PwC billed the Funds aggregate fees of $971,246 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, preparation of tax returns for certain foreign jurisdictions, excise tax calculations and returns and review of the Funds’ calculations of capital gain and income distributions.
        (d)           All Other Fees
For the fiscal year ended May 31, 2024, PwC did not bill the Funds any fees for products and services other than those disclosed above.
For the fiscal year ended May 31, 2023, PwC did not bill the Funds any fees for products and services other than those disclosed above.
        (e)(1)      The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such preapprovals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.
The Trust will use a combination of the approaches for pre-approving proposed services: (1) the proposed service may be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.
        (e)(2)      For the fiscal years ended May 31, 2024 and May 31, 2023, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.
        (f)            Not applicable.
        (g)           For the fiscal year ended May 31, 2024, PwC billed aggregate non-audit fees to the Funds of $1,006,242 as disclosed in Items 4(b), 4(c) and 4(d) above. During this period, PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC.
For the fiscal year ended May 31, 2023, PwC billed aggregate non-audit fees to the Funds of $971,246 as disclosed in Items 4 (b), 4(c) and 4(d) above. During this period, PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC.
        (h)           Not applicable.
        (i)            Not applicable.
        (j)            Not applicable.
Item 5. Audit Committee of Listed Registrants.
        (a)           The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated audit committee established in accordance with Section 3(s)(58(A) of the Exchange Act of 1934. The registrant’s audit committee members are Michael C. Wachs, Russell S. Reynolds, III and William D. Fertig.
        (b)           Not applicable.
Item 6. Investments
        (a)           Schedule I – Investments in securities of unaffiliated issuers are included in item 7.
        (b)           Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
        (a)           Annual financial statements are included below.
        (b)           Financial Highlights are included below.

Proshares Trust
Distributor: SEI Investments Distribution Co.
ANNUAL FINANCIAL STATEMENTS
MAY 31, 2024
Big Data Refiners ETF DAT
Decline of the Retail Store ETF EMTY
DJ Brookfield Global Infrastructure ETF TOLZ
Equities for Rising Rates ETF EQRR
Global Listed Private Equity ETF PEX
Hedge Replication ETF HDG
High Yield–Interest Rate Hedged HYHG
Inflation Expectations ETF RINF
Investment Grade–Interest Rate Hedged IGHG
K-1 Free Crude Oil Strategy ETF* OILK
Large Cap Core Plus CSM
Long Online/Short Stores ETF CLIX
Merger ETF MRGR
Metaverse ETF VERS
MSCI EAFE Dividend Growers ETF EFAD
MSCI Emerging Markets Dividend Growers ETF EMDV
MSCI Europe Dividend Growers ETF EUDV
MSCI Transformational Changes ETF ANEW
Nanotechnology ETF TINY
Nasdaq-100 Dorsey Wright Momentum ETF QQQA
Nasdaq-100 High Income ETF IQQQ
On-Demand ETF OND
Online Retail ETF ONLN
Pet Care ETF PAWZ
Russell 2000 Dividend Growers ETF SMDV
Russell U.S. Dividend Growers ETF TMDV
S&P 500
®
Dividend Aristocrats ETF NOBL
S&P 500
®
Ex-Energy ETF SPXE
S&P 500
®
Ex-Financials ETF SPXN
S&P 500
®
Ex-Health Care ETF SPXV
S&P 500
®
Ex-Technology ETF SPXT
S&P 500
®
High Income ETF ISPY
S&P Global Core Battery Metals ETF ION
S&P Kensho Cleantech ETF CTEX
S&P Kensho Smart Factories ETF MAKX
S&P MidCap 400
®
Dividend Aristocrats ETF REGL
S&P Technology Dividend Aristocrats ETF TDV
Smart Materials ETF TINT
Supply Chain Logistics ETF SUPL
* The K-1 Free Crude Oil Strategy ETF fund is consolidated with Cayman Crude Oil Strategy Portfolio. A claim of exemption pursuant to the Commodity Futures Trading Commission (“CFTC”) Rule 4.7 has been made by the Investment Adviser with respect to these funds.
The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC.

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I Shareholder Letter
1 Schedule of Portfolio Investments
135 Statements of Assets and
Liabilities
144 Statements of Operations
153 Statements of Changes in
Net Assets
167 Financial Highlights
189 Notes to Financial Statements
216 Report of Independent Registered
Public Accounting Firm
217 Miscellaneous Information
218 Form N-CSR – Items 8-11

PROSHARES.COM :: I
DEAR SHAREHOLDER:
Market and investor sentiment generally turned positive over the reporting period, though lingering concerns about infla-
tion, the timing of potential rate cuts, and other headwinds continue to influence markets. ProShares remains committed
to providing you, our investors, with an innovative array of products and services designed to help you achieve your invest-
ment objectives under a range of conditions. Following is the
ProShares Trust Annual Report for the 12 months ended May
31, 2024.
Interest Rates Remain High Amid Moderating Inflation
Combating elevated inflation and continuing to avoid a reces-
sion dominated much of U.S. economic policymaking during
the past 12 months. Early in the reporting period, during its
July meeting, the Federal Reserve increased short-term rates to a target range of 5.25% to 5.5%—and rates have not changed since then. With rates steady, inflationary pressures moder-
ated during the period, but inflation still remained elevated above the Federal Reserve’s 2% target. Chairman Powell said
in May that the Fed is “prepared to maintain the current target range” until the central bank has “greater confidence” that in-
flation is declining toward target.
The picture was similar outside the United States. The Euro-
pean Central Bank (ECB) and Bank of England raised inter-
est rates through last summer but left them on hold over the remainder of the reporting period. ECB President Christine
Lagarde commented in March that a June rate cut was possi-
ble but declined to predict further rate cuts afterward. The ECB did, in fact, go on to lower rates by 25 basis points in its June 6 policy announcement. The Bank of Japan, on the other hand,
raised its short-term rate to 0.1% in March.
Early Period Volatility Gives Way to New All-Time Highs
The reporting period can be divided into two segments in terms of market performance. Through late September, most U.S.
asset classes and financial markets experienced volatility, as investors tried to navigate elevated interest rates, high bond yields, and a resilient U.S. labor market. Through the rest of the period, however, markets rallied to record highs, with the
Dow Jones Industrial Average crossing 40,000 for the first
time in May. In the United States, the large-cap SP 500® rose
28.2%, the Dow climbed 20.0%, and the tech-heavy Nasdaq-100
Index® rose 31.1%. Mid- and small-cap firms also posted strong results: The SP MidCap 400® increased 26.0%, and the small-
cap Russell 2000 Index® gained 20.1%. All of the S&P Sector
and Industry Indices posted gains, with the strongest perform-
ers being communication services (35.1%), financials (33.7%), industrials (29.8%), and technology (29.2%).
International equity markets also posted positive results for the period, though not quite as strong as U.S. domestic mar-
kets. The MSCI EAFE Index®, which tracks developed markets
outside North America, rose 18.5%, while the MSCI Emerg-
ing Markets Index® gained 12.4%. The MSCI Europe Index®
climbed 19.7%, and the MSCI Japan Index rose 18.6%. The nota-
ble exception to this strong performance was China, where the
FTSE China 50® posted weaker gains of 5.1%.
Bonds generated mixed performance over the period. The
Bloomberg U.S. Aggregate Bond Index gained just 1.3%. Lon-
ger duration meant weaker returns: The ICE U.S. Treasury 7-10
Year Bond Index declined 2.2%, and the ICE U.S. Treasury 20+
Year Bond Index lost 8.6%. High-yield corporate bonds, as mea-
sured by the Markit iBoxx $ Liquid High Yield Index, gained
10.9%, while their investment-grade peers gained 4.0%.
U.S. Economy Shows Continued Resilience
While conditions seemed to cool toward the end of the report-
ing period, the U.S. economy has continued to demonstrate
resilience. Strong GDP growth in the second half of 2023 mod-
erated somewhat at the start of 2024, with real GDP growth reg-
istering 1.3% in the first quarter. The U.S. unemployment rate also ticked up slightly over the period, but at 4.0%, it remains low by historical standards. The Bloomberg Dollar Spot Index was roughly flat for the period, rising by just 0.4%.
As markets responded to the dynamic conditions of the past
12 months—including uncertainty around the path of interest
rates and new outbreaks of geopolitical conflict—ProShares
continued to innovate for investors, launching two new strate-

II :: PROSHARES.COM
gies during the reporting period. ProShares S&P 500 High In-
come ETF (ISPY), launched in December, was the first ETF pow-
ered by a daily call options strategy, and it targets both high income and S&P 500 returns over the long term. ProShares
Nasdaq-100 High Income ETF (IQQQ), launched in March, is
also powered by a daily call options strategy, and similarly tar-
gets high income and long-term total return for Nasdaq-100
investors.
ProShares investors found additional opportunities across a
number of strategies during the reporting period. In particular, the AI and technology-driven nature of the ongoing rally meant that long investors in indexes with high exposure to the tech-
nology sector, such as the Nasdaq-100, saw potential for gains.
Many turn to ProShares ETFs for their breadth of investment
choices across diverse market segments, enabling investors to adapt their investments to the latest market views. We thank you for the trust and confidence you have placed in us by choos-
ing ProShares, and we appreciate the opportunity to continue serving your investment needs.
Sincerely,
Michael L. Sapir
Chairman of the Board of Trustees

SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2024 :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

BIG DATA REFINERS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
DAT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Electronic Equipment, Instruments & Components — 8.1%
VusionGroup* 912 $ 144,081
Zebra Technologies Corp.,
Class
a
A* 1,278 399,170
543,251
Hotels, Restaurants & Leisure — 0.9%
Genius Sports Ltd.* 12,202 63,939
IT Services — 6.9%
Couchbase, Inc.* 3,141 71,206
MongoDB, Inc., Class
a
A* 709 167,367
Snowflake, Inc., Class
a
A* 1,656 225,514
464,087
Software — 83.9%
AvePoint, Inc.* 9,551 86,150
Braze, Inc., Class
a
A* 5,472 206,021
CommVault Systems, Inc.* 4,096 440,668
Confluent, Inc., Class
a
A* 13,494 350,439
Datadog, Inc., Class
a
A* 2,598 286,248
Dynatrace, Inc.* 5,621 257,048
Elastic NV* 2,797 291,028
Enghouse Systems Ltd. 4,232 84,891
Five9, Inc.* 3,871 181,008
Informatica, Inc., Class
a
A* 12,068 348,162
InterDigital, Inc. 2,479 282,284
MicroStrategy, Inc., Class
a
A*(a) 584 890,302
Nice Ltd., ADR* 1,599 293,528
Nutanix, Inc., Class
a
A* 6,880 380,567
Palantir Technologies, Inc.,
Class
a
A* 15,198 329,493
PowerSchool Holdings, Inc.,
Class
a
A* 5,438 116,591
SolarWinds Corp. 4,190 48,520
Teradata Corp.* 6,456 210,530
Text SA 1,672 35,652
Investments
Shares Value
Common Stocks (continued)
Tyler Technologies, Inc.* 744 $ 357,388
Verint Systems, Inc.* 6,159 182,676
5,659,194
Total Common Stocks
(Cost $6,167,328)
6,730,471
Securities Lending Reinvestments (b) — 13 .6%
Investment Companies — 13 .6%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $916,389) 916,389 916,389
Total Investments — 113.4%
(Cost $7,083,717) 7,646,860
Liabilities in excess of other assets — (13.4%) (900,684)
Net Assets — 100.0% $ 6,746,176
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $888,778, collateralized in the form of cash with a value of $916,389 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $916,389.
(c) Rate shown is the 7-day yield as of May 31, 2024.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,051,584
Aggregate gross unrealized depreciation (500,623)
Net unrealized appreciation $ 550,961
Federal income tax cost $ 7,095,899
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 90 .5%
Israel 4 .4%
France 2 .1%
Canada 1 .3%
United Kingdom 1 .0%
Poland 0 .5%
Other
a
0 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2024 :: DECLINE OF THE RETAIL STORE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
EMTY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 90 .8%
Repurchase Agreements (a) — 90 .8%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $3,711,120
(Cost $3,709,476) $ 3,709,476 $ 3,709,476
Total Investments — 90.8%
(Cost $3,709,476) 3,709,476
Other assets less liabilities — 9.2% 377,183
Net Assets — 100.0% $ 4,086,659
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,674,424)
Net unrealized depreciation $ (1,674,424)
Federal income tax cost $ 3,709,476
Swap Agreements
a
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,016,301) 11/6/2025
BNP Paribas
SA (5.28)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (1,510,339) — 1,510,339 —
(190,380) 11/7/2024
Goldman Sachs
International (5.08)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (3,542) — 3,542 —
(583,256) 11/14/2024
Societe
Generale (4.88)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (137,089) — 70,332 (66,757)
(1,294,586) 1/26/2026 UBS AG (5.08)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (23,454) — 23,454 —
(4,084,523) (1,674,424)
Total Unrealized
Depreciation
(1,674,424)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
TOLZ
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 90.7%
Construction & Engineering — 7.1%
Ferrovial SE 56,298 $ 2,214,984
Vinci SA 56,624 7,031,793
9,246,777
Diversified Telecommunication Services — 2.6%
Cellnex Telecom SA(a) 65,543 2,384,567
China Tower Corp. Ltd.,
Class
a
H (a) 5,236,851 616,069
Infrastrutture Wireless Italiane
SpA (a) 39,877 434,849
3,435,485
Electric Utilities — 12.1%
Edison International 30,457 2,340,620
Elia Group SA/NV 3,780 383,079
Eversource Energy 27,738 1,642,922
Exelon Corp. 79,042 2,968,027
Fortis, Inc. 54,837 2,193,158
Hydro One Ltd.(a) 35,740 1,029,497
PG&E Corp. 169,409 3,140,843
Redeia Corp. SA 45,881 823,414
Terna - Rete Elettrica Nazionale 157,268 1,317,710
15,839,270
Gas Utilities — 8.3%
APA Group 144,033 789,659
Atmos Energy Corp. 11,977 1,388,374
Beijing Enterprises Holdings
Ltd. 54,288 190,901
Brookfield Infrastructure Corp.,
Class
a
A (b) 13,311 458,547
Chesapeake Utilities Corp. 1,779 199,266
China Gas Holdings Ltd. 329,409 311,280
China Resources Gas Group
Ltd. 101,265 351,561
Enagas SA 26,713 409,557
ENN Energy Holdings Ltd. 85,043 779,702
Hong Kong & China Gas Co.
Ltd. 1,214,578 942,725
Italgas SpA 55,303 294,512
Kunlun Energy Co. Ltd. 446,987 464,111
Naturgy Energy Group SA 20,669 553,496
New Jersey Resources Corp. 7,896 343,160
Northwest Natural Holding Co. 2,996 112,110
ONE Gas, Inc. 4,385 270,248
Snam SpA 229,155 1,081,355
Southwest Gas Holdings, Inc. 4,763 369,561
Spire, Inc. 4,388 268,940
Toho Gas Co. Ltd. 10,935 286,751
Tokyo Gas Co. Ltd. 45,375 1,017,053
Towngas Smart Energy Co.
Ltd.* 121,729 44,362
10,927,231
Media — 0.3%
Eutelsat Communications
SACA*(b) 30,287 152,221
Investments Shares Value
Common Stocks (continued)
SES SA, Class
a
A , ADR 37,594 $ 214,155
366,376
Multi-Utilities — 11.8%
ACEA SpA 4,578 86,382
CenterPoint Energy, Inc. 50,122 1,529,222
Consolidated Edison, Inc. 27,412 2,591,805
National Grid plc 538,400 6,053,760
NiSource, Inc. 33,204 964,908
Northwestern Energy Group,
Inc. 4,829 250,915
Sempra 49,971 3,849,266
Unitil Corp. 1,259 67,344
15,393,602
Oil, Gas & Consumable Fuels — 26.1%
Antero Midstream Corp. 27,356 400,765
Cheniere Energy, Inc. 18,918 2,985,071
DT Midstream, Inc. 7,787 522,352
Enbridge, Inc. 237,590 8,686,386
EnLink Midstream LLC 18,904 239,892
Gibson Energy, Inc. 18,196 304,123
Hess Midstream LP, Class
a
A 7,126 247,629
Keyera Corp. 25,791 682,928
Kinder Morgan, Inc. 153,552 2,992,729
Koninklijke Vopak NV 7,433 304,380
New Fortress Energy, Inc.(b) 5,190 131,567
ONEOK, Inc. 46,257 3,746,817
Pembina Pipeline Corp. 61,417 2,281,480
Targa Resources Corp. 17,705 2,093,262
TC Energy Corp. 115,966 4,472,044
Williams Cos., Inc. (The) 96,595 4,009,658
34,101,083
Specialized REITs — 9.5%
American Tower Corp., REIT 37,015 7,245,316
Crown Castle, Inc., REIT 34,437 3,529,792
SBA Communications Corp.,
Class
a
A , REIT 8,567 1,684,958
12,460,066
Transportation Infrastructure — 8.1%
Aena SME SA(a) 8,216 1,601,093
Aeroports de Paris SA 4,468 635,573
Atlas Arteria Ltd. 128,264 454,011
Auckland International Airport
Ltd. 147,368 706,579
Beijing Capital International
Airport Co. Ltd., Class
a
H * 195,970 66,406
China Merchants Port Holdings
Co. Ltd. 144,968 206,133
COSCO SHIPPING Ports Ltd. 171,395 118,787
Flughafen Zurich AG
(Registered) 2,151 457,447
Fraport AG Frankfurt Airport
Services Worldwide* 4,104 236,457
Getlink SE 36,582 642,436
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR(b) 3,894 318,568

See accompanying notes to the financial statements.
MAY 31, 2024 :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
TOLZ
::
Investments Shares Value
Common Stocks (continued)
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 4,430 $ 835,764
Grupo Aeroportuario del
Sureste SAB de CV, ADR 2,069 694,336
Japan Airport Terminal Co. Ltd. 10,574 370,946
Jiangsu Expressway Co. Ltd.,
Class
a
H 138,518 144,002
Shenzhen Expressway Corp.
Ltd., Class
a
H * 70,051 68,793
Transurban Group 345,205 2,873,324
Westshore Terminals
Investment Corp. 3,851 65,212
Yuexiu Transport Infrastructure
Ltd. 102,173 52,782
10,548,649
Water Utilities — 4.8%
American States Water Co. 2,946 216,796
American Water Works Co., Inc. 15,460 2,021,704
Beijing Enterprises Water Group
Ltd. 508,484 161,900
California Water Service Group 4,595 229,245
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, ADR* 38,335 542,440
Consolidated Water Co. Ltd.,
Class
a
D 1,199 32,493
Essential Utilities, Inc. 20,084 757,769
Pennon Group plc 32,208 255,275
Severn Trent plc 31,045 943,880
SJW Group 2,319 126,873
United Utilities Group plc 77,098 998,140
6,286,515
Total Common Stocks
(Cost $127,321,199)
118,605,054
Master Limited Partnerships — 8.1%
Multi-Utilities — 0.6%
Brookfield Infrastructure
Partners LP 25,557 738,342
Oil, Gas & Consumable Fuels — 7.5%
Cheniere Energy Partners LP 3,056 147,208
Energy Transfer LP 232,315 3,640,376
Enterprise Products Partners LP 115,545 3,293,032
Genesis Energy LP 8,829 110,539
MPLX LP 27,825 1,131,921
Plains All American Pipeline LP 36,596 622,498
Plains GP Holdings LP Class A 15,578 280,560
Western Midstream Partners LP 15,241 568,794
9,794,928
Total Master Limited Partnerships
(Cost $8,061,935)
10,533,270
Closed End Funds — 0.5%
Capital Markets — 0.5%
3i Infrastructure plc 74,335 320,632
Investments Shares Value
Closed End Funds (continued)
Hicl Infrastructure plc 230,404 $ 365,229
Total Closed End Funds
(Cost $796,703)
685,861
Securities Lending Reinvestments (c) — 0.6%
Investment Companies — 0.6%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (d)
(Cost $813,090) 813,090 813,090
Principal
Amount
Short-Term Investments — 0.3%
Repurchase Agreements (e) — 0.3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $350,812
(Cost $350,655) $ 350,655 350,655
Total Investments — 100.2%
(Cost $137,343,582) 130,987,930
Liabilities in excess of other assets — (0.2%) (291,764)
Net Assets — 100.0% $ 130,696,166
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $836,252, collateralized in the form of cash with a value of $813,090 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $33,300 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.75%, and maturity dates ranging from July
31, 2024 – August 15, 2052. The total value of collateral is
$846,390.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $813,090.
(d) Rate shown is the 7-day yield as of May 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
TOLZ
::
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,515,593
Aggregate gross unrealized depreciation (12,761,121)
Net unrealized depreciation $ (3,245,528)
Federal income tax cost $ 134,233,458
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 50.0%
Canada 16.0%
United Kingdom 6.8%
France 6.5%
Spain 6.1%
Australia 3.1%
Italy 2.5%
China 2.1%
Mexico 1.4%
Hong Kong 1.4%
Japan 1.3%
New Zealand 0.5%
Brazil 0.4%
Switzerland 0.3%
Belgium 0.3%
Netherlands 0.2%
Germany 0.2%
Luxembourg 0.2%
Other
a
0.7%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2024 :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
EQRR
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Automobiles — 1.6%
General Motors Co. 5,536 $ 249,065
Banks — 4.3%
JPMorgan Chase & Co. 1,672 338,797
Wells Fargo & Co. 5,775 346,038
684,835
Beverages — 2.4%
Constellation Brands, Inc.,
Class
a
A 1,543 386,105
Capital Markets — 4.2%
LPL Financial Holdings, Inc. 1,269 363,200
Raymond James Financial, Inc. 2,605 319,764
682,964
Chemicals — 9.7%
Air Products and Chemicals,
Inc. 693 184,823
Albemarle Corp. 1,269 155,567
CF Industries Holdings, Inc. 2,011 160,337
Corteva, Inc. 7,257 405,957
Dow, Inc. 2,889 166,493
Linde plc 362 157,658
LyondellBasell Industries NV,
Class
a
A 1,636 162,651
Westlake Corp. 1,097 176,134
1,569,620
Containers & Packaging — 1.1%
Avery Dennison Corp. 753 171,375
Distributors — 2.7%
Genuine Parts Co. 1,622 233,795
LKQ Corp. 4,702 202,327
436,122
Energy Equipment & Services — 5.5%
Halliburton Co. 12,740 467,558
Schlumberger NV 9,161 420,398
887,956
Food Products — 12.7%
Archer-Daniels-Midland Co. 6,665 416,163
Bunge Global SA 4,081 439,075
Campbell Soup Co. 9,416 417,882
Hershey Co. (The) 2,151 425,532
Lamb Weston Holdings, Inc. 3,929 346,891
2,045,543
Ground Transportation — 1.3%
Uber Technologies, Inc.* 3,260 210,466
Health Care Providers & Services — 7.1%
Cencora, Inc. 1,722 390,153
CVS Health Corp. 5,248 312,781
Investments
Shares Value
Common Stocks (continued)
McKesson Corp. 779 $ 443,711
1,146,645
Hotels, Restaurants & Leisure — 1.4%
Darden Restaurants, Inc. 1,503 226,036
Insurance — 12.4%
Aflac, Inc. 3,900 350,493
American International Group,
Inc. 4,283 337,586
Hartford Financial Services
Group, Inc. (The) 3,250 336,212
MetLife, Inc. 4,516 326,823
Prudential Financial, Inc. 2,850 342,998
W R Berkley Corp. 3,784 306,618
2,000,730
Media — 1.7%
Fox Corp., Class
a
A 8,031 276,507
Metals & Mining — 1.8%
Nucor Corp. 846 142,847
Reliance, Inc. 503 151,292
294,139
Oil, Gas & Consumable Fuels — 23.7%
ConocoPhillips 3,946 459,630
Coterra Energy, Inc. 18,011 513,674
Diamondback Energy, Inc. 2,533 504,726
EOG Resources, Inc. 3,930 489,481
Marathon Oil Corp. 17,720 513,171
Marathon Petroleum Corp. 2,493 440,289
Phillips 66 3,074 436,846
Valero Energy Corp. 2,942 462,306
3,820,123
Passenger Airlines — 3.4%
Delta Air Lines, Inc. 5,246 267,651
United Airlines Holdings, Inc.* 5,245 277,933
545,584
Specialty Retail — 2.7%
AutoZone, Inc.* 79 218,826
O'Reilly Automotive, Inc.* 224 215,770
434,596
Total Common Stocks
(Cost $15,557,842)
16,068,411

See accompanying notes to the financial statements.
EQUITIES FOR RISING RATES ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
EQRR
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $13,134
(Cost $13,128) $ 13,128 $ 13,128
Total Investments — 99.8%
(Cost $15,570,970) 16,081,539
Other assets less liabilities — 0.2% 38,194
Net Assets — 100.0% $ 16,119,733
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,133,022
Aggregate gross unrealized depreciation (622,947)
Net unrealized appreciation $ 510,075
Federal income tax cost $ 15,571,464

MAY 31, 2024 :: GLOBAL LISTED PRIVATE EQUITY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
PEX
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 86 .8%
Capital Markets — 72.0%
3i Group plc 30,003 $ 1,094,563
Ares Capital Corp. 51,442 1,109,605
Barings BDC, Inc. 15,415 154,921
Capital Southwest Corp. 6,896 176,400
FS KKR Capital Corp. 43,998 901,959
Gimv NV 3,379 169,570
Goldman Sachs BDC, Inc. 17,841 274,394
Golub Capital BDC, Inc. 27,141 449,726
Hercules Capital, Inc. 24,745 488,466
IP Group plc 169,557 117,103
Main Street Capital Corp. 13,432 658,168
MidCap Financial Investment
Corp. 10,854 174,858
New Mountain Finance Corp. 15,390 193,914
Oaktree Specialty Lending
Corp. 12,384 241,736
Onex Corp. 10,499 744,278
Prospect Capital Corp. 51,235 287,941
Ratos AB, Class
a
B 33,529 126,674
Sixth Street Specialty Lending,
Inc. 15,561 342,498
SLR Investment Corp. 7,384 121,393
7,828,167
Financial Services — 14.8%
Compass Diversified Holdings 10,424 237,250
Eurazeo SE 5,358 449,108
Kinnevik AB, Class
a
B* 40,236 464,337
Wendel SE 4,685 461,324
1,612,019
Total Common Stocks
(Cost $9,508,543)
9,440,186
Closed End Funds — 12 .5%
Capital Markets — 12.5%
Apax Global Alpha Ltd.(a) 72,157 144,907
HBM Healthcare Investments
AG Class A 961 221,519
HgCapital Trust plc 70,555 432,442
Investments Shares Value
Closed End Funds (continued)
NB Private Equity Partners Ltd. 7,194 $ 146,855
Oakley Capital Investments Ltd. 23,624 149,160
Princess Private Equity Holding
Ltd. 9,520 113,626
Syncona Ltd.* 107,554 151,578
Total Closed End Funds
(Cost $1,300,230) 1,360,087
Principal
Amount
Short-Term Investments — 0 .7%
Repurchase Agreements (b) — 0 .7%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $72,324
(Cost $72,291) $ 72,291 72,291
Total Investments — 100.0%
(Cost $10,881,064) 10,872,564
Other assets less liabilities — 0.0%(c) 1,308
Net Assets — 100.0% $ 10,873,872
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) Represents less than 0.05% of net assets.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,467,375
Aggregate gross unrealized depreciation (1,985,836)
Net unrealized depreciation $ (518,461)
Federal income tax cost $ 11,391,025
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 53 .5%
United Kingdom 21 .6%
France 8 .4%
Canada 6 .8%
Sweden 5 .4%
Switzerland 2 .0%
Belgium 1 .6%
Other
a
0 .7%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

HEDGE REPLICATION ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
HDG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 17 .8%
Aerospace & Defense — 0.2%
AAR Corp.* 65 $ 4,614
AeroVironment, Inc.* 52 10,512
AerSale Corp.* 65 492
Archer Aviation, Inc., Class
a
A* 294 961
Astronics Corp.* 53 1,090
Cadre Holdings, Inc. 37 1,215
Ducommun, Inc.* 26 1,513
Eve Holding, Inc.* 35 172
Kratos Defense & Security
Solutions, Inc.* 277 6,022
Leonardo DRS, Inc.* 132 3,109
Moog, Inc., Class
a
A 56 9,488
National Presto Industries, Inc. 10 745
Park Aerospace Corp. 36 502
Redwire Corp.* 15 77
Rocket Lab USA, Inc.* 545 2,382
Terran Orbital Corp.* 187 171
Triumph Group, Inc.* 124 1,750
V2X, Inc.* 22 1,058
Virgin Galactic Holdings, Inc.* 688 595
46,468
Air Freight & Logistics — 0.0%(a)
Air Transport Services Group,
Inc.* 99 1,337
Forward Air Corp. 50 840
Hub Group, Inc., Class
a
A 121 5,221
Radiant Logistics, Inc.* 69 368
7,766
Automobile Components — 0.2%
Adient plc* 176 4,970
American Axle & Manufacturing
Holdings, Inc.* 220 1,681
Cooper-Standard Holdings,
Inc.* 33 436
Dana, Inc. 251 3,529
Dorman Products, Inc.* 51 4,691
Fox Factory Holding Corp.* 82 3,823
Gentherm, Inc.* 63 3,398
Goodyear Tire & Rubber Co.
(The)* 542 6,672
Holley, Inc.* 102 392
LCI Industries 48 5,274
Luminar Technologies, Inc.,
Class
a
A* 561 920
Modine Manufacturing Co.* 99 9,991
Patrick Industries, Inc. 41 4,699
Solid Power, Inc.* 298 527
Standard Motor Products, Inc. 40 1,228
Stoneridge, Inc.* 51 809
Visteon Corp.* 53 5,903
XPEL, Inc.*(b) 44 1,672
60,615
Automobiles — 0.0%(a)
Livewire Group, Inc.* 37 240
Winnebago Industries, Inc. 55 3,413
Investments
Shares Value
Common Stocks (continued)
Workhorse Group, Inc.* 439 $ 85
3,738
Banks — 1.5%
1st Source Corp. 32 1,645
ACNB Corp. 16 505
Amalgamated Financial Corp. 34 860
Amerant Bancorp, Inc., Class
a
A 50 1,102
Ameris Bancorp 128 6,394
Ames National Corp. 17 348
Arrow Financial Corp. 28 703
Associated Banc-Corp. 292 6,255
Atlantic Union Bankshares
Corp. 171 5,580
Axos Financial, Inc.* 105 5,656
Banc of California, Inc. 264 3,659
BancFirst Corp. 42 3,618
Bancorp, Inc. (The)* 99 3,325
Bank First Corp. 18 1,470
Bank of Hawaii Corp. 76 4,388
Bank of Marin Bancorp 30 461
Bank of NT Butterfield & Son
Ltd. (The) 94 3,203
Bank7 Corp. 7 212
BankUnited, Inc. 143 4,103
Bankwell Financial Group, Inc. 11 272
Banner Corp. 66 3,091
Bar Harbor Bankshares 29 762
BayCom Corp. 21 424
BCB Bancorp, Inc. 29 290
Berkshire Hills Bancorp, Inc. 84 1,867
Blue Foundry Bancorp* 42 386
Blue Ridge Bankshares, Inc.* 34 99
Bridgewater Bancshares, Inc.* 39 440
Brookline Bancorp, Inc. 168 1,453
Burke & Herbert Financial
Services Corp. 23 1,152
Business First Bancshares, Inc. 46 987
Byline Bancorp, Inc. 48 1,109
C&F Financial Corp. 6 264
Cadence Bank 351 10,021
Cambridge Bancorp 15 1,004
Camden National Corp. 28 908
Capital Bancorp, Inc. 18 363
Capital City Bank Group, Inc. 25 679
Capitol Federal Financial, Inc. 242 1,251
Carter Bankshares, Inc.* 44 561
Cathay General Bancorp 134 4,937
Central Pacific Financial Corp. 51 1,034
Chemung Financial Corp. 7 304
ChoiceOne Financial Services,
Inc. 13 321
Citizens & Northern Corp. 29 508
Citizens Financial Services, Inc. 7 294
City Holding Co. 28 2,862
Civista Bancshares, Inc. 30 430
CNB Financial Corp. 40 776
Coastal Financial Corp.* 21 931
Codorus Valley Bancorp, Inc. 18 396
Colony Bankcorp, Inc. 32 387

See accompanying notes to the financial statements.
MAY 31, 2024 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
HDG
::
Investments
Shares Value
Common Stocks (continued)
Columbia Financial, Inc.* 57 $ 826
Community Financial System,
Inc. 103 4,682
Community Trust Bancorp, Inc. 30 1,263
Community West Bancshares 30 521
ConnectOne Bancorp, Inc. 71 1,323
CrossFirst Bankshares, Inc.* 87 1,139
Customers Bancorp, Inc.* 55 2,491
CVB Financial Corp. 256 4,234
Dime Community Bancshares,
Inc. 67 1,237
Eagle Bancorp, Inc. 57 1,028
Eastern Bankshares, Inc. 299 4,096
Enterprise Bancorp, Inc. 19 478
Enterprise Financial Services
Corp. 70 2,708
Equity Bancshares, Inc.,
Class
a
A 28 944
Esquire Financial Holdings, Inc. 13 595
ESSA Bancorp, Inc. 16 276
Evans Bancorp, Inc. 10 265
Farmers & Merchants Bancorp,
Inc. 24 529
Farmers National Banc Corp. 70 855
FB Financial Corp. 68 2,516
Fidelity D&D Bancorp, Inc. 9 416
Financial Institutions, Inc. 29 511
First Bancorp 77 2,429
First Bancorp 322 5,709
First Bancorp, Inc. (The) 19 459
First Bancshares, Inc. (The) 59 1,496
First Bank 39 475
First Busey Corp. 100 2,261
First Business Financial
Services, Inc. 15 510
First Commonwealth Financial
Corp. 195 2,634
First Community Bankshares,
Inc. 33 1,146
First Community Corp. 14 234
First Financial Bancorp 182 4,059
First Financial Bankshares, Inc. 251 7,525
First Financial Corp. 22 815
First Foundation, Inc. 99 586
First Interstate BancSystem,
Inc., Class
a
A 159 4,220
First Merchants Corp. 114 3,768
First Mid Bancshares, Inc. 43 1,365
First of Long Island Corp. (The) 41 410
First Western Financial, Inc.* 15 253
Five Star Bancorp 25 573
Flushing Financial Corp. 53 674
FS Bancorp, Inc. 13 426
Fulton Financial Corp. 310 5,220
FVCBankcorp, Inc.* 31 341
German American Bancorp, Inc. 54 1,709
Glacier Bancorp, Inc. 215 8,037
Great Southern Bancorp, Inc. 17 892
Greene County Bancorp, Inc. 13 409
Guaranty Bancshares, Inc. 16 467
Hancock Whitney Corp. 167 7,804
Investments
Shares Value
Common Stocks (continued)
Hanmi Financial Corp. 59 $ 930
HarborOne Bancorp, Inc. 78 812
HBT Financial, Inc. 26 507
Heartland Financial USA, Inc. 81 3,561
Heritage Commerce Corp. 114 929
Heritage Financial Corp. 67 1,215
Hilltop Holdings, Inc. 90 2,753
Hingham Institution For Savings
(The) 3 513
Home Bancorp, Inc. 14 506
Home BancShares, Inc. 364 8,561
HomeStreet, Inc. 35 320
HomeTrust Bancshares, Inc. 28 773
Hope Bancorp, Inc. 222 2,338
Horizon Bancorp, Inc. 83 1,014
Independent Bank Corp. 85 4,317
Independent Bank Corp. 38 952
Independent Bank Group, Inc. 70 3,223
International Bancshares Corp. 104 5,910
John Marshall Bancorp, Inc. 24 414
Kearny Financial Corp. 107 607
Lakeland Financial Corp. 48 2,977
LCNB Corp. 23 324
Live Oak Bancshares, Inc. 65 2,241
Macatawa Bank Corp. 51 717
MainStreet Bancshares, Inc. 13 220
Mercantile Bank Corp. 30 1,149
Metrocity Bankshares, Inc. 35 863
Metropolitan Bank Holding
Corp.* 20 841
Mid Penn Bancorp, Inc. 27 578
Middlefield Banc Corp. 15 316
Midland States Bancorp, Inc. 40 909
MidWestOne Financial Group,
Inc. 27 578
MVB Financial Corp. 22 412
National Bank Holdings Corp.,
Class
a
A 71 2,589
National Bankshares, Inc. 11 338
NBT Bancorp, Inc. 88 3,272
Nicolet Bankshares, Inc. 25 2,013
Northeast Bank 13 723
Northeast Community Bancorp,
Inc. 24 409
Northfield Bancorp, Inc. 76 673
Northrim Bancorp, Inc. 10 584
Northwest Bancshares, Inc. 246 2,694
Norwood Financial Corp. 14 354
Oak Valley Bancorp 13 310
OceanFirst Financial Corp. 112 1,686
OFG Bancorp 89 3,307
Old National Bancorp 607 10,374
Old Second Bancorp, Inc. 84 1,215
Orange County Bancorp, Inc. 10 490
Origin Bancorp, Inc. 56 1,751
Orrstown Financial Services,
Inc. 20 522
Pacific Premier Bancorp, Inc. 183 4,070
Park National Corp. 28 3,849
Parke Bancorp, Inc. 20 325
Pathward Financial, Inc. 50 2,665

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
HDG
::
Investments
Shares Value
Common Stocks (continued)
PCB Bancorp 21 $ 320
Peapack-Gladstone Financial
Corp. 32 694
Penns Woods Bancorp, Inc. 14 278
Peoples Bancorp, Inc. 67 1,953
Peoples Financial Services
Corp. 13 507
Pioneer Bancorp, Inc.* 22 220
Plumas Bancorp 11 384
Ponce Financial Group, Inc.* 37 346
Preferred Bank 25 1,868
Premier Financial Corp. 68 1,340
Primis Financial Corp. 39 409
Princeton Bancorp, Inc. 10 306
Provident Financial Services,
Inc. 242 3,485
QCR Holdings, Inc. 32 1,813
RBB Bancorp 32 588
Red River Bancshares, Inc. 9 413
Renasant Corp. 106 3,193
Republic Bancorp, Inc., Class
a
A 16 829
S&T Bancorp, Inc. 73 2,329
Sandy Spring Bancorp, Inc. 84 1,969
Seacoast Banking Corp. of
Florida 162 3,835
ServisFirst Bancshares, Inc. 98 6,056
Shore Bancshares, Inc. 57 645
Sierra Bancorp 26 547
Simmons First National Corp.,
Class
a
A 239 4,154
SmartFinancial, Inc. 31 717
South Plains Financial, Inc. 22 597
Southern First Bancshares,
Inc.* 15 412
Southern Missouri Bancorp,
Inc. 18 758
Southern States Bancshares,
Inc. 15 398
Southside Bancshares, Inc. 55 1,475
SouthState Corp. 147 11,365
Stellar Bancorp, Inc. 94 2,123
Sterling Bancorp, Inc.* 42 209
Stock Yards Bancorp, Inc. 52 2,436
Texas Capital Bancshares, Inc.* 91 5,485
Third Coast Bancshares, Inc.* 25 527
Timberland Bancorp, Inc. 14 347
Tompkins Financial Corp. 27 1,267
Towne Bank 135 3,671
TriCo Bancshares 60 2,285
Triumph Financial, Inc.* 43 3,195
TrustCo Bank Corp. 36 1,001
Trustmark Corp. 117 3,411
UMB Financial Corp. 85 7,007
United Bankshares, Inc. 252 8,175
United Community Banks, Inc. 223 5,722
Unity Bancorp, Inc. 14 392
Univest Financial Corp. 56 1,221
USCB Financial Holdings, Inc. 20 242
Valley National Bancorp 832 5,932
Veritex Holdings, Inc. 101 2,060
Investments
Shares Value
Common Stocks (continued)
Virginia National Bankshares
Corp. 9 $ 263
WaFd, Inc. 131 3,669
Washington Trust Bancorp, Inc. 33 866
WesBanco, Inc. 111 3,064
West Bancorp, Inc. 31 537
Westamerica Bancorp 50 2,441
WSFS Financial Corp. 116 5,111
417,244
Beverages — 0.1%
Coca-Cola Consolidated, Inc. 9 8,829
Duckhorn Portfolio, Inc. (The)* 103 831
MGP Ingredients, Inc. 31 2,406
National Beverage Corp.* 46 2,125
Primo Water Corp. 301 6,791
Vita Coco Co., Inc. (The)* 73 2,125
Zevia PBC, Class
a
A* 49 42
23,149
Biotechnology — 1.3%
2seventy bio, Inc.* 97 410
4D Molecular Therapeutics,
Inc.* 78 1,870
89bio, Inc.* 152 1,201
Aadi Bioscience, Inc.* 31 56
ACADIA Pharmaceuticals, Inc.* 236 3,564
ACELYRIN, Inc.* 140 577
Acrivon Therapeutics, Inc.* 24 185
Actinium Pharmaceuticals, Inc.* 53 432
Adicet Bio, Inc.* 103 149
ADMA Biologics, Inc.* 410 3,915
Aerovate Therapeutics, Inc.* 22 384
Agenus, Inc.* 37 581
Agios Pharmaceuticals, Inc.* 107 3,888
Akero Therapeutics, Inc.* 118 2,221
Aldeyra Therapeutics, Inc.* 90 347
Alector, Inc.* 139 684
Alkermes plc* 319 7,465
Allakos, Inc.* 129 161
Allogene Therapeutics, Inc.* 182 455
Allovir, Inc.* 98 74
Altimmune, Inc.* 104 781
ALX Oncology Holdings, Inc.* 51 542
Amicus Therapeutics, Inc.* 559 5,478
AnaptysBio, Inc.* 36 862
Anavex Life Sciences Corp.* 139 564
Anika Therapeutics, Inc.* 28 718
Annexon, Inc.* 130 628
Apogee Therapeutics, Inc.* 80 3,651
Arbutus Biopharma Corp.* 244 820
Arcellx, Inc.* 74 3,848
Arcturus Therapeutics Holdings,
Inc.* 45 1,746
Arcus Biosciences, Inc.* 104 1,567
Arcutis Biotherapeutics, Inc.* 152 1,271
Ardelyx, Inc.* 444 3,046
ArriVent Biopharma, Inc.* 19 369
Arrowhead Pharmaceuticals,
Inc.* 224 5,141

See accompanying notes to the financial statements.
MAY 31, 2024 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
HDG
::
Investments
Shares Value
Common Stocks (continued)
ARS Pharmaceuticals, Inc.* 47 $ 417
Astria Therapeutics, Inc.* 96 909
Atara Biotherapeutics, Inc.* 186 104
Aura Biosciences, Inc.* 69 507
Aurinia Pharmaceuticals, Inc.* 260 1,409
Avid Bioservices, Inc.* 121 979
Avidity Biosciences, Inc.* 142 3,814
Avita Medical, Inc.* 48 461
Beam Therapeutics, Inc.* 144 3,430
BioAtla, Inc.* 85 128
BioCryst Pharmaceuticals, Inc.* 365 2,358
Biohaven Ltd.* 132 4,633
Biomea Fusion, Inc.* 38 400
BioVie, Inc., Class
a
A* 25 11
Bioxcel Therapeutics, Inc.* 40 72
Bluebird Bio, Inc.* 369 333
Blueprint Medicines Corp.* 117 12,351
Bridgebio Pharma, Inc.* 225 6,302
Cabaletta Bio, Inc.* 66 673
CareDx, Inc.* 100 1,301
Cargo Therapeutics, Inc.* 41 779
Caribou Biosciences, Inc.* 158 455
Carisma Therapeutics, Inc.* 51 68
Cartesian Therapeutics, Inc.* 8 278
Catalyst Pharmaceuticals, Inc.* 214 3,460
Celcuity, Inc.* 35 553
Celldex Therapeutics, Inc.* 120 3,996
Century Therapeutics, Inc.* 45 134
Cerevel Therapeutics Holdings,
Inc.* 138 5,622
CG oncology, Inc.* 45 1,466
Cogent Biosciences, Inc.* 160 1,282
Coherus Biosciences, Inc.* 202 368
Compass Therapeutics, Inc.* 176 248
Crinetics Pharmaceuticals, Inc.* 127 5,640
Cue Biopharma, Inc.* 69 112
Cullinan Therapeutics, Inc.* 50 1,175
Cytokinetics, Inc.* 201 9,751
Day One Biopharmaceuticals,
Inc.* 121 1,606
Deciphera Pharmaceuticals,
Inc.* 103 2,631
Denali Therapeutics, Inc.* 230 4,269
Design Therapeutics, Inc.* 63 255
Disc Medicine, Inc.* 18 611
Dynavax Technologies Corp.* 250 2,997
Dyne Therapeutics, Inc.* 114 3,634
Eagle Pharmaceuticals, Inc.* 20 69
Editas Medicine, Inc.* 159 827
Emergent BioSolutions, Inc.* 100 570
Enanta Pharmaceuticals, Inc.* 39 486
Entrada Therapeutics, Inc.* 41 634
Erasca, Inc.* 155 391
Fate Therapeutics, Inc.* 163 600
Fennec Pharmaceuticals, Inc.* 35 237
FibroGen, Inc.* 178 214
Foghorn Therapeutics, Inc.* 39 227
Genelux Corp.* 37 100
Generation Bio Co.* 87 277
Geron Corp.* 986 3,500
Investments
Shares Value
Common Stocks (continued)
Gritstone bio, Inc.* 174 $ 135
Halozyme Therapeutics, Inc.* 250 11,072
Heron Therapeutics, Inc.* 199 736
HilleVax, Inc.* 50 607
Humacyte, Inc.* 118 883
Ideaya Biosciences, Inc.* 127 4,642
IGM Biosciences, Inc.* 26 217
Immuneering Corp., Class
a
A* 43 60
ImmunityBio, Inc.* 255 1,637
Immunovant, Inc.* 104 2,641
Inozyme Pharma, Inc.* 92 443
Insmed, Inc.* 266 14,643
Intellia Therapeutics, Inc.* 173 3,699
Iovance Biotherapeutics, Inc.* 457 4,058
Ironwood Pharmaceuticals,
Inc., Class
a
A* 267 1,682
iTeos Therapeutics, Inc.* 48 804
Janux Therapeutics, Inc.* 33 1,765
KalVista Pharmaceuticals, Inc.* 60 700
Karyopharm Therapeutics, Inc.* 218 211
Keros Therapeutics, Inc.* 49 2,297
Kezar Life Sciences, Inc.* 137 95
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 61 1,160
Kodiak Sciences, Inc.* 62 197
Krystal Biotech, Inc.* 42 6,722
Kura Oncology, Inc.* 136 2,803
Kymera Therapeutics, Inc.* 78 2,505
Larimar Therapeutics, Inc.* 50 400
LENZ Therapeutics, Inc. 8 122
Lexeo Therapeutics, Inc.* 20 333
Lexicon Pharmaceuticals, Inc.* 178 303
Lineage Cell Therapeutics, Inc.* 255 255
Lyell Immunopharma, Inc.* 334 925
MacroGenics, Inc.* 117 479
Madrigal Pharmaceuticals, Inc.* 28 6,612
MannKind Corp.* 502 2,344
MeiraGTx Holdings plc* 63 309
Mersana Therapeutics, Inc.* 213 496
MiMedx Group, Inc.* 222 1,587
Mineralys Therapeutics, Inc.* 37 472
Mirum Pharmaceuticals, Inc.* 48 1,153
Monte Rosa Therapeutics, Inc.* 60 247
Morphic Holding, Inc.* 73 2,217
Mural Oncology plc* 32 108
Myriad Genetics, Inc.* 169 3,846
Nkarta, Inc.* 58 394
Novavax, Inc.* 218 3,277
Nurix Therapeutics, Inc.* 92 1,449
Nuvalent, Inc., Class
a
A* 51 3,347
Nuvectis Pharma, Inc.* 14 95
Ocean Biomedical, Inc.* 17 25
Olema Pharmaceuticals, Inc.* 52 503
Omega Therapeutics, Inc.* 47 93
Organogenesis Holdings, Inc.,
Class
a
A* 135 371
ORIC Pharmaceuticals, Inc.* 75 674
Outlook Therapeutics, Inc.* 15 106
Ovid therapeutics, Inc.* 115 352
PDS Biotechnology Corp.* 55 164

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
HDG
::
Investments
Shares Value
Common Stocks (continued)
PepGen, Inc.* 19 $ 310
PMV Pharmaceuticals, Inc.* 79 144
Poseida Therapeutics, Inc.,
Class
a
A* 131 392
Precigen, Inc.* 253 354
Prelude Therapeutics, Inc.* 29 112
Prime Medicine, Inc.* 76 492
ProKidney Corp., Class
a
A* 87 303
Protagonist Therapeutics, Inc.* 110 3,097
Protalix BioTherapeutics, Inc.* 130 147
Prothena Corp. plc* 81 1,686
PTC Therapeutics, Inc.* 139 5,054
Rallybio Corp.* 59 99
RAPT Therapeutics, Inc.* 57 229
Recursion Pharmaceuticals,
Inc., Class
a
A* 268 2,219
REGENXBIO, Inc.* 79 1,134
Relay Therapeutics, Inc.* 182 1,167
Reneo Pharmaceuticals, Inc.* 25 42
Replimune Group, Inc.* 95 501
REVOLUTION Medicines, Inc.* 269 10,311
Rhythm Pharmaceuticals, Inc.* 103 3,675
Rigel Pharmaceuticals, Inc.* 329 322
Rocket Pharmaceuticals, Inc.* 121 2,580
Sage Therapeutics, Inc.* 102 1,133
Sagimet Biosciences, Inc.,
Class
a
A* 44 235
Sana Biotechnology, Inc.* 185 1,388
Sangamo Therapeutics, Inc.* 286 161
Savara, Inc.* 174 712
Scholar Rock Holding Corp.* 111 1,042
Seres Therapeutics, Inc.* 189 189
SpringWorks Therapeutics, Inc.* 132 5,473
Stoke Therapeutics, Inc.* 54 789
Summit Therapeutics, Inc.* 223 1,937
Sutro Biopharma, Inc.* 117 494
Syndax Pharmaceuticals, Inc.* 152 2,929
Tango Therapeutics, Inc.* 86 595
Tenaya Therapeutics, Inc.* 89 375
TG Therapeutics, Inc.* 267 4,352
Travere Therapeutics, Inc.* 140 1,039
Turnstone Biologics Corp.* 30 78
Twist Bioscience Corp.* 111 4,651
Tyra Biosciences, Inc.* 27 438
UroGen Pharma Ltd.* 53 705
Vanda Pharmaceuticals, Inc.* 109 557
Vaxcyte, Inc.* 204 14,335
Vera Therapeutics, Inc.,
Class
a
A* 77 2,925
Veracyte, Inc.* 140 2,905
Vericel Corp.* 92 4,388
Verve Therapeutics, Inc.* 127 659
Vigil Neuroscience, Inc.* 31 99
Viking Therapeutics, Inc.* 197 12,265
Vir Biotechnology, Inc.* 161 1,653
Viridian Therapeutics, Inc.* 96 1,147
Vor BioPharma, Inc.* 73 99
Voyager Therapeutics, Inc.* 76 638
X4 Pharmaceuticals, Inc.* 241 243
Xencor, Inc.* 112 2,661
Investments
Shares Value
Common Stocks (continued)
XOMA Corp.* 14 $ 361
Y-mAbs Therapeutics, Inc.* 71 859
Zentalis Pharmaceuticals, Inc.* 112 1,331
Zura Bio Ltd., Class
a
A* 33 173
Zymeworks, Inc.* 108 916
370,536
Broadline Retail — 0.0%(a)
Big Lots, Inc.* 55 191
ContextLogic, Inc., Class
a
A* 44 240
Dillard's, Inc., Class
a
A 7 3,132
Qurate Retail, Inc., Class
a
B* 3 12
Savers Value Village, Inc.* 50 678
4,253
Building Products — 0.3%
AAON, Inc. 131 9,832
American Woodmark Corp.* 31 2,670
Apogee Enterprises, Inc. 43 2,794
AZZ, Inc. 55 4,613
CSW Industrials, Inc. 30 7,628
Gibraltar Industries, Inc.* 59 4,452
Griffon Corp. 76 5,133
Insteel Industries, Inc. 36 1,183
Janus International Group, Inc.* 164 2,276
JELD-WEN Holding, Inc.* 164 2,544
Masterbrand, Inc.* 247 4,127
Quanex Building Products
Corp. 64 2,110
Resideo Technologies, Inc.* 282 6,091
Simpson Manufacturing Co.,
Inc. 83 13,771
UFP Industries, Inc. 116 13,860
Zurn Elkay Water Solutions
Corp. 285 8,923
92,007
Capital Markets — 0.3%
AlTi Global, Inc.* 45 215
Artisan Partners Asset
Management, Inc., Class
a
A 118 5,195
AssetMark Financial Holdings,
Inc.* 42 1,444
B Riley Financial, Inc. 39 934
Bakkt Holdings, Inc.* 5 88
BGC Group, Inc., Class
a
A 690 5,982
Brightsphere Investment Group,
Inc. 63 1,397
Cohen & Steers, Inc. 50 3,514
Diamond Hill Investment Group,
Inc. 5 750
Donnelley Financial Solutions,
Inc.* 48 2,926
Forge Global Holdings, Inc.* 212 335
GCM Grosvenor, Inc., Class
a
A 82 824
Hamilton Lane, Inc., Class
a
A 70 8,784
MarketWise, Inc. 62 81
Moelis & Co., Class
a
A 129 7,303
Open Lending Corp.* 192 1,242
P10, Inc., Class
a
A 84 679

See accompanying notes to the financial statements.
MAY 31, 2024 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
HDG
::
Investments
Shares Value
Common Stocks (continued)
Patria Investments Ltd., Class
a
A 107 $ 1,391
Perella Weinberg Partners,
Class
a
A 81 1,251
Piper Sandler Cos. 33 6,989
PJT Partners, Inc., Class
a
A 46 4,907
Silvercrest Asset Management
Group, Inc., Class
a
A 18 275
StepStone Group, Inc., Class
a
A 106 4,552
StoneX Group, Inc.* 52 3,904
Value Line, Inc. 2 76
Victory Capital Holdings, Inc.,
Class
a
A 52 2,705
Virtus Investment Partners, Inc. 13 2,972
WisdomTree, Inc. 266 2,652
73,367
Chemicals — 0.4%
AdvanSix, Inc. 50 1,185
American Vanguard Corp. 51 443
Arcadium Lithium plc* 1,971 8,733
Aspen Aerogels, Inc.* 98 2,932
Avient Corp. 174 7,774
Balchem Corp. 62 9,523
Cabot Corp. 105 10,742
Core Molding Technologies,
Inc.* 14 269
Danimer Scientific, Inc.,
Class
a
A* 169 132
Ecovyst, Inc.* 178 1,655
Hawkins, Inc. 37 3,231
HB Fuller Co. 104 8,282
Ingevity Corp.* 70 3,420
Innospec, Inc. 48 6,278
Intrepid Potash, Inc.* 20 537
Koppers Holdings, Inc. 39 1,729
Kronos Worldwide, Inc. 43 611
LSB Industries, Inc.* 103 1,010
Mativ Holdings, Inc. 103 1,851
Minerals Technologies, Inc. 63 5,465
Origin Materials, Inc.* 225 261
Orion SA 107 2,661
Perimeter Solutions SA* 291 2,212
PureCycle Technologies, Inc.* 224 1,163
Quaker Chemical Corp. 27 4,897
Rayonier Advanced Materials,
Inc.* 123 695
Sensient Technologies Corp. 81 6,291
Stepan Co. 41 3,574
Trinseo plc 68 260
Tronox Holdings plc 226 4,477
Valhi, Inc. 5 97
102,390
Commercial Services & Supplies — 0.3%
ABM Industries, Inc. 121 5,720
ACCO Brands Corp. 178 906
ACV Auctions, Inc., Class
a
A* 245 4,373
Aris Water Solutions, Inc.,
Class
a
A 58 891
BrightView Holdings, Inc.* 80 1,105
Investments
Shares Value
Common Stocks (continued)
Brink's Co. (The) 86 $ 8,879
Casella Waste Systems, Inc.,
Class
a
A* 109 10,964
CECO Environmental Corp.* 57 1,427
Cimpress plc* 35 2,888
CompX International, Inc. 3 72
CoreCivic, Inc.* 219 3,515
Deluxe Corp. 84 1,909
Ennis, Inc. 49 1,030
Enviri Corp.* 152 1,345
GEO Group, Inc. (The)* 232 3,373
Healthcare Services Group,
Inc.* 143 1,542
HNI Corp. 89 4,187
Interface, Inc., Class
a
A 110 1,772
LanzaTech Global, Inc.* 40 106
Li-Cycle Holdings Corp.* 268 138
Liquidity Services, Inc.* 44 863
Matthews International Corp.,
Class
a
A 57 1,615
MillerKnoll, Inc. 142 3,916
Montrose Environmental Group,
Inc.* 54 2,539
NL Industries, Inc. 16 118
OPENLANE, Inc.* 206 3,554
Pitney Bowes, Inc. 338 1,832
Quad/Graphics, Inc. 59 279
Steelcase, Inc., Class
a
A 178 2,431
UniFirst Corp. 29 4,599
Viad Corp.* 39 1,363
VSE Corp. 25 2,047
81,298
Communications Equipment — 0.1%
ADTRAN Holdings, Inc. 150 833
Aviat Networks, Inc.* 22 680
Calix, Inc.* 114 4,070
Cambium Networks Corp.* 23 74
Clearfield, Inc.* 25 957
CommScope Holding Co., Inc.* 403 580
Comtech Telecommunications
Corp.* 54 134
Digi International, Inc.* 69 1,681
DZS, Inc.* 42 62
Extreme Networks, Inc.* 243 2,709
Harmonic, Inc.* 212 2,593
Infinera Corp.* 384 2,196
KVH Industries, Inc.* 36 186
NETGEAR, Inc.* 56 773
NetScout Systems, Inc.* 131 2,691
Ribbon Communications, Inc.* 171 537
Viavi Solutions, Inc.* 426 3,204
23,960
Construction & Engineering — 0.4%
Ameresco, Inc., Class
a
A* 62 2,264
API Group Corp.* 403 14,363
Arcosa, Inc. 93 8,176
Argan, Inc. 24 1,695

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
HDG
::
Investments
Shares Value
Common Stocks (continued)
Bowman Consulting Group
Ltd., Class
a
A* 21 $ 678
Comfort Systems USA, Inc. 68 22,259
Concrete Pumping Holdings,
Inc.* 48 344
Construction Partners, Inc.,
Class
a
A* 83 4,831
Dycom Industries, Inc.* 55 9,898
Fluor Corp.* 275 11,935
Granite Construction, Inc. 85 5,295
Great Lakes Dredge & Dock
Corp.* 126 1,153
IES Holdings, Inc.* 16 2,439
INNOVATE Corp.* 134 82
Limbach Holdings, Inc.* 18 1,027
MYR Group, Inc.* 32 4,962
Northwest Pipe Co.* 19 674
Primoris Services Corp. 102 5,586
Southland Holdings, Inc.* 8 47
Sterling Infrastructure, Inc.* 58 7,126
Tutor Perini Corp.* 82 1,809
106,643
Construction Materials — 0.1%
Knife River Corp.* 109 7,708
Summit Materials, Inc., Class
a
A* 230 8,887
United States Lime & Minerals,
Inc. 4 1,371
17,966
Consumer Finance — 0.1%
Atlanticus Holdings Corp.* 9 231
Bread Financial Holdings, Inc. 96 4,009
Consumer Portfolio Services,
Inc.* 16 132
Encore Capital Group, Inc.* 45 1,991
Enova International, Inc.* 55 3,391
FirstCash Holdings, Inc. 73 8,608
Green Dot Corp., Class
a
A* 89 882
LendingClub Corp.* 209 1,864
LendingTree, Inc.* 20 860
Navient Corp. 161 2,426
Nelnet, Inc., Class
a
A 25 2,592
NerdWallet, Inc., Class
a
A* 65 907
OppFi, Inc. 21 68
PRA Group, Inc.* 74 1,597
PROG Holdings, Inc. 85 3,212
Regional Management Corp. 16 440
Upstart Holdings, Inc.* 143 3,535
World Acceptance Corp.* 8 1,028
37,773
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The) 62 3,245
Chefs' Warehouse, Inc. (The)* 68 2,681
HF Foods Group, Inc.* 78 275
Ingles Markets, Inc., Class
a
A 27 1,975
Natural Grocers by Vitamin
Cottage, Inc. 18 388
PriceSmart, Inc. 49 4,123
Investments
Shares Value
Common Stocks (continued)
SpartanNash Co. 66 $ 1,297
Sprouts Farmers Market, Inc.* 196 15,480
United Natural Foods, Inc.* 114 1,369
Village Super Market, Inc.,
Class
a
A 17 517
Weis Markets, Inc. 32 2,098
33,448
Containers & Packaging — 0.0%(a)
Greif, Inc., Class
a
A 47 3,052
Greif, Inc., Class
a
B 10 652
Myers Industries, Inc. 70 1,106
O-I Glass, Inc.* 299 3,794
Pactiv Evergreen, Inc. 77 952
Ranpak Holdings Corp.,
Class
a
A* 83 518
TriMas Corp. 80 2,130
12,204
Distributors — 0.0%(a)
Weyco Group, Inc. 11 336
Diversified Consumer Services — 0.2%
2U, Inc.* 154 43
Adtalem Global Education, Inc.* 75 4,829
Carriage Services, Inc., Class
a
A 26 699
Chegg, Inc.* 219 839
Coursera, Inc.* 255 1,938
Duolingo, Inc., Class
a
A* 57 10,910
European Wax Center, Inc.,
Class
a
A* 66 747
Frontdoor, Inc.* 156 5,518
Graham Holdings Co., Class
a
B 7 5,267
Laureate Education, Inc. 252 3,946
Lincoln Educational Services
Corp.* 46 539
Nerdy, Inc.* 125 214
OneSpaWorld Holdings Ltd.* 161 2,504
Perdoceo Education Corp. 126 2,835
Strategic Education, Inc. 44 4,990
Stride, Inc.* 82 5,630
Udemy, Inc.* 173 1,529
Universal Technical Institute,
Inc.* 76 1,202
WW International, Inc.* 105 174
54,353
Diversified REITs — 0.1%
Alexander & Baldwin, Inc., REIT 140 2,352
Alpine Income Property Trust,
Inc., REIT 24 376
American Assets Trust, Inc.,
REIT 94 2,044
Armada Hoffler Properties, Inc.,
REIT 130 1,474
Broadstone Net Lease, Inc.,
REIT 362 5,557
CTO Realty Growth, Inc., REIT 42 746
Empire State Realty Trust, Inc.,
Class
a
A, REIT 254 2,421

See accompanying notes to the financial statements.
MAY 31, 2024 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
17
HDG
::
Investments
Shares Value
Common Stocks (continued)
Essential Properties Realty
Trust, Inc., REIT 301 $ 8,061
Gladstone Commercial Corp.,
REIT 77 1,108
Global Net Lease, Inc., REIT 375 2,805
NexPoint Diversified Real
Estate Trust, REIT 60 331
One Liberty Properties, Inc.,
REIT 31 727
28,002
Diversified Telecommunication Services — 0.1%
Anterix, Inc.* 25 841
AST SpaceMobile, Inc.,
Class
a
A* 221 1,829
ATN International, Inc. 21 511
Bandwidth, Inc., Class
a
A* 45 906
Cogent Communications
Holdings, Inc. 84 4,974
Consolidated Communications
Holdings, Inc.* 145 638
Globalstar, Inc.* 1,395 1,520
IDT Corp., Class
a
B 30 1,216
Liberty Latin America Ltd.,
Class
a
A* 67 608
Liberty Latin America Ltd.,
Class
a
C* 265 2,404
Lumen Technologies, Inc.* 1,941 2,504
Shenandoah
Telecommunications Co. 94 1,768
19,719
Electric Utilities — 0.1%
ALLETE, Inc. 111 7,010
Genie Energy Ltd., Class
a
B 38 580
MGE Energy, Inc. 70 5,609
Otter Tail Corp. 80 7,237
PNM Resources, Inc. 165 6,326
Portland General Electric Co. 196 8,734
35,496
Electrical Equipment — 0.3%
Allient, Inc. 25 677
Amprius Technologies, Inc.* 11 15
Array Technologies, Inc.* 292 4,141
Atkore, Inc. 72 10,955
Babcock & Wilcox Enterprises,
Inc.* 113 132
Blink Charging Co.* 108 336
Bloom Energy Corp., Class
a
A* 371 6,055
Dragonfly Energy Holdings
Corp.* 57 55
Encore Wire Corp. 29 8,373
Energy Vault Holdings, Inc.* 191 250
EnerSys 79 8,519
Enovix Corp.* 267 2,836
Eos Energy Enterprises, Inc.* 293 209
ESS Tech, Inc.* 176 131
Fluence Energy, Inc., Class
a
A* 113 2,840
FTC Solar, Inc.* 138 71
FuelCell Energy, Inc.* 876 787
Investments
Shares Value
Common Stocks (continued)
GrafTech International Ltd.* 371 $ 612
LSI Industries, Inc. 54 858
NEXTracker, Inc., Class
a
A* 242 13,351
NuScale Power Corp., Class
a
A* 108 943
Powell Industries, Inc. 18 3,237
Preformed Line Products Co. 5 672
SES AI Corp.* 240 300
Shoals Technologies Group,
Inc., Class
a
A* 330 2,597
SKYX Platforms Corp.* 121 110
Stem, Inc.* 274 364
SunPower Corp.* 168 561
Thermon Group Holdings, Inc.* 64 2,161
TPI Composites, Inc.* 80 438
Vicor Corp.* 43 1,505
74,091
Electronic Equipment, Instruments & Components — 0.5%
908 Devices, Inc.* 43 271
Advanced Energy Industries,
Inc. 72 7,735
Aeva Technologies, Inc.* 31 100
Akoustis Technologies, Inc.* 183 39
Arlo Technologies, Inc.* 172 2,444
Badger Meter, Inc. 57 10,999
Bel Fuse, Inc., Class
a
B 20 1,364
Belden, Inc. 80 7,655
Benchmark Electronics, Inc. 68 2,929
Climb Global Solutions, Inc. 8 461
CTS Corp. 60 3,177
Daktronics, Inc.* 73 815
ePlus, Inc.* 51 3,817
Evolv Technologies Holdings,
Inc.* 220 629
Fabrinet* 71 17,007
FARO Technologies, Inc.* 37 693
Insight Enterprises, Inc.* 54 10,557
Iteris, Inc.* 82 371
Itron, Inc.* 88 9,464
Kimball Electronics, Inc.* 46 1,054
Knowles Corp.* 171 2,996
Lightwave Logic, Inc.* 226 696
Luna Innovations, Inc.* 63 210
Methode Electronics, Inc. 65 766
MicroVision, Inc.* 368 434
Mirion Technologies, Inc.,
Class
a
A* 386 4,192
Napco Security Technologies,
Inc. 64 3,178
nLight, Inc.* 86 1,131
Novanta, Inc.* 69 11,189
OSI Systems, Inc.* 31 4,456
PAR Technology Corp.* 52 2,320
PC Connection, Inc. 22 1,488
Plexus Corp.* 53 5,837
Presto Automation, Inc.* 8 1
Richardson Electronics Ltd. 23 257
Rogers Corp.* 33 3,894
Sanmina Corp.* 106 7,265
ScanSource, Inc.* 48 2,277

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
18
HDG
::
Investments
Shares Value
Common Stocks (continued)
SmartRent, Inc., Class
a
A* 362 $ 854
TTM Technologies, Inc.* 196 3,646
Vishay Intertechnology, Inc. 245 5,789
Vishay Precision Group, Inc.* 24 811
Vuzix Corp.* 114 153
145,421
Energy Equipment & Services — 0.5%
Archrock, Inc. 268 5,424
Atlas Energy Solutions, Inc.,
Class
a
A 34 824
Borr Drilling Ltd. 423 2,914
Bristow Group, Inc., Class
a
A* 45 1,616
Cactus, Inc., Class
a
A 126 6,470
ChampionX Corp. 377 12,298
Core Laboratories, Inc. 90 1,687
Diamond Offshore Drilling, Inc.* 196 2,975
DMC Global, Inc.* 38 494
Dril-Quip, Inc.* 66 1,276
Expro Group Holdings NV* 173 3,797
Forum Energy Technologies,
Inc.* 19 347
Helix Energy Solutions Group,
Inc.* 277 3,188
Helmerich & Payne, Inc. 188 7,155
KLX Energy Services Holdings,
Inc.* 24 123
Kodiak Gas Services, Inc. 31 854
Liberty Energy, Inc., Class
a
A 317 7,827
Mammoth Energy Services,
Inc.* 45 167
Nabors Industries Ltd.* 18 1,346
Newpark Resources, Inc.* 144 1,221
Noble Corp. plc 217 10,082
Oceaneering International, Inc.* 194 4,594
Oil States International, Inc.* 121 541
Patterson-UTI Energy, Inc. 681 7,505
ProFrac Holding Corp.,
Class
a
A* 50 481
ProPetro Holding Corp.* 182 1,744
Ranger Energy Services, Inc.,
Class
a
A 28 295
RPC, Inc. 164 1,120
SEACOR Marine Holdings, Inc.* 46 605
Seadrill Ltd.* 90 4,668
Select Water Solutions, Inc.,
Class
a
A 154 1,683
Solaris Oilfield Infrastructure,
Inc., Class
a
A 56 513
TETRA Technologies, Inc.* 241 894
Tidewater, Inc.* 89 9,196
US Silica Holdings, Inc.* 145 2,246
Valaris Ltd.* 115 8,901
Weatherford International plc* 137 16,487
133,558
Entertainment — 0.1%
Atlanta Braves Holdings, Inc.,
Class
a
A* 19 799
Atlanta Braves Holdings, Inc.,
Class
a
C* 88 3,517
Investments
Shares Value
Common Stocks (continued)
Cinemark Holdings, Inc.* 212 $ 3,661
Eventbrite, Inc., Class
a
A* 149 742
IMAX Corp.* 87 1,430
Lions Gate Entertainment
Corp., Class
a
A* 112 931
Lions Gate Entertainment
Corp., Class
a
B* 232 1,791
Loop Media, Inc.* 76 15
Madison Square Garden
Entertainment Corp., Class
a
A* 77 2,737
Marcus Corp. (The) 47 501
Playstudios, Inc.* 167 379
Reservoir Media, Inc.* 38 306
Sphere Entertainment Co.* 51 1,861
Vivid Seats, Inc., Class
a
A* 144 727
19,397
Financial Services — 0.4%
Acacia Research Corp.* 73 407
Alerus Financial Corp. 35 677
A-Mark Precious Metals, Inc. 36 1,366
AvidXchange Holdings, Inc.* 291 3,082
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 53 1,590
Cannae Holdings, Inc.* 127 2,309
Cantaloupe, Inc.* 110 788
Cass Information Systems, Inc. 26 1,101
Compass Diversified Holdings 122 2,777
Enact Holdings, Inc. 57 1,750
Essent Group Ltd. 202 11,453
EVERTEC, Inc. 126 4,406
Federal Agricultural Mortgage
Corp., Class
a
C 18 3,144
Finance of America Cos., Inc.,
Class
a
A* 103 60
Flywire Corp.* 205 3,516
I3 Verticals, Inc., Class
a
A* 43 838
International Money Express,
Inc.* 61 1,272
Jackson Financial, Inc., Class
a
A 154 11,706
Marqeta, Inc., Class
a
A* 908 4,831
Merchants Bancorp 31 1,242
Mr Cooper Group, Inc.* 124 10,342
NewtekOne, Inc. 45 619
NMI Holdings, Inc., Class
a
A* 154 5,110
Ocwen Financial Corp.* 12 294
Pagseguro Digital Ltd., Class
a
A* 383 4,692
Payoneer Global, Inc.* 510 3,055
Paysafe Ltd.* 63 1,145
Paysign, Inc.* 63 285
PennyMac Financial Services,
Inc. 49 4,442
Priority Technology Holdings,
Inc.* 34 155
Radian Group, Inc. 296 9,247
Remitly Global, Inc.* 262 3,405
Repay Holdings Corp., Class
a
A* 160 1,558
Security National Financial
Corp., Class
a
A* 24 193
StoneCo Ltd., Class
a
A* 561 7,764

See accompanying notes to the financial statements.
MAY 31, 2024 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
19
HDG
::
Investments
Shares Value
Common Stocks (continued)
SWK Holdings Corp.* 7 $ 121
Velocity Financial, Inc.* 17 314
Walker & Dunlop, Inc. 61 5,855
Waterstone Financial, Inc. 33 399
117,310
Food Products — 0.2%
Alico, Inc. 14 375
B&G Foods, Inc. 150 1,431
Benson Hill, Inc.* 333 62
Beyond Meat, Inc.* 114 865
BRC, Inc., Class
a
A* 79 458
Calavo Growers, Inc. 33 890
Cal-Maine Foods, Inc. 79 4,872
Dole plc 138 1,707
Forafric Global plc* 10 111
Fresh Del Monte Produce, Inc. 66 1,542
Hain Celestial Group, Inc. (The)* 172 1,317
J & J Snack Foods Corp. 29 4,719
John B Sanfilippo & Son, Inc. 17 1,714
Lancaster Colony Corp. 38 7,049
Limoneira Co. 34 681
Mission Produce, Inc.* 93 1,102
Seneca Foods Corp., Class
a
A* 9 532
Simply Good Foods Co. (The)* 175 6,736
SunOpta, Inc.* 180 1,082
TreeHouse Foods, Inc.* 98 3,558
Utz Brands, Inc. 139 2,577
Vital Farms, Inc.* 60 2,483
Westrock Coffee Co.* 55 571
46,434
Gas Utilities — 0.2%
Brookfield Infrastructure Corp.,
Class
a
A 231 7,958
Chesapeake Utilities Corp. 42 4,704
New Jersey Resources Corp. 187 8,127
Northwest Natural Holding Co. 71 2,657
ONE Gas, Inc. 106 6,533
RGC Resources, Inc. 16 331
Southwest Gas Holdings, Inc. 120 9,311
Spire, Inc. 101 6,190
45,811
Ground Transportation — 0.1%
ArcBest Corp. 46 4,854
Covenant Logistics Group, Inc.,
Class
a
A 16 760
FTAI Infrastructure, Inc. 191 1,633
Heartland Express, Inc. 90 1,019
Marten Transport Ltd. 112 1,982
PAM Transportation Services,
Inc.* 12 199
RXO, Inc.* 224 4,572
Universal Logistics Holdings,
Inc. 13 569
Werner Enterprises, Inc. 122 4,584
20,172
Investments
Shares Value
Common Stocks (continued)
Health Care Equipment & Supplies — 0.5%
Accuray, Inc.* 182 $ 322
Alphatec Holdings, Inc.* 178 1,728
AngioDynamics, Inc.* 74 467
Artivion, Inc.* 76 1,794
AtriCure, Inc.* 90 2,029
Atrion Corp. 3 1,381
Avanos Medical, Inc.* 89 1,772
Axogen, Inc.* 79 540
Axonics, Inc.* 96 6,441
Beyond Air, Inc.* 59 76
Butterfly Network, Inc.* 273 272
Cerus Corp.* 342 612
ClearPoint Neuro, Inc.* 44 239
CONMED Corp. 59 4,510
Cutera, Inc.* 35 75
CVRx, Inc.* 21 146
Embecta Corp. 111 1,373
Glaukos Corp.* 91 10,257
Haemonetics Corp.* 97 8,156
Inari Medical, Inc.* 103 5,150
Inmode Ltd.* 149 2,850
Inogen, Inc.* 45 373
Integer Holdings Corp.* 64 7,759
iRadimed Corp. 14 595
iRhythm Technologies, Inc.* 59 5,204
KORU Medical Systems, Inc.* 66 141
Lantheus Holdings, Inc.* 131 10,720
LeMaitre Vascular, Inc. 38 2,997
LivaNova plc* 104 6,351
Merit Medical Systems, Inc.* 110 8,926
Neogen Corp.* 420 5,523
Nevro Corp.* 69 645
Omnicell, Inc.* 87 2,835
OraSure Technologies, Inc.* 139 657
Orchestra BioMed Holdings,
Inc.* 28 194
Orthofix Medical, Inc.* 68 934
OrthoPediatrics Corp.* 31 979
Outset Medical, Inc.* 96 358
Paragon 28, Inc.* 85 654
PROCEPT BioRobotics Corp.* 77 5,113
Pulmonx Corp.* 72 522
Pulse Biosciences, Inc.* 31 358
RxSight, Inc.* 55 3,216
Sanara Medtech, Inc.* 7 208
Semler Scientific, Inc.* 9 264
SI-BONE, Inc.* 77 1,082
Sight Sciences, Inc.* 42 276
Silk Road Medical, Inc.* 74 1,609
STAAR Surgical Co.* 95 3,945
Surmodics, Inc.* 27 1,136
Tactile Systems Technology,
Inc.* 45 573
Tela Bio, Inc.* 31 171
TransMedics Group, Inc.* 61 8,320
Treace Medical Concepts, Inc.* 87 512
UFP Technologies, Inc.* 14 3,645
Utah Medical Products, Inc. 7 478

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
20
HDG
::
Investments
Shares Value
Common Stocks (continued)
Varex Imaging Corp.* 75 $ 1,159
Vicarious Surgical, Inc.,
Class
a
A* 196 62
Zimvie, Inc.* 50 832
Zynex, Inc.* 35 355
139,871
Health Care Providers & Services — 0.4%
23andMe Holding Co., Class
a
A* 599 327
Accolade, Inc.* 134 949
AdaptHealth Corp., Class
a
A* 184 1,744
Addus HomeCare Corp.* 30 3,444
AirSculpt Technologies, Inc.* 24 99
Alignment Healthcare, Inc.* 164 1,292
AMN Healthcare Services, Inc.* 73 4,084
Astrana Health, Inc.* 84 3,480
Aveanna Healthcare Holdings,
Inc.* 97 253
BrightSpring Health Services,
Inc.* 104 1,170
Brookdale Senior Living, Inc.* 359 2,409
CareMax, Inc.* 5 15
Castle Biosciences, Inc.* 48 1,117
Community Health Systems,
Inc.* 242 958
CorVel Corp.* 17 4,077
Cross Country Healthcare, Inc.* 65 983
DocGo, Inc.* 150 440
Enhabit, Inc.* 97 891
Ensign Group, Inc. (The) 105 12,730
Fulgent Genetics, Inc.* 39 805
Guardant Health, Inc.* 217 5,881
HealthEquity, Inc.* 164 13,396
Hims & Hers Health, Inc.* 238 4,622
InfuSystem Holdings, Inc.* 35 250
Innovage Holding Corp.* 36 160
Joint Corp. (The)* 27 405
LifeStance Health Group, Inc.* 204 1,136
ModivCare, Inc.* 25 683
Nano-X Imaging Ltd.* 92 769
National HealthCare Corp. 24 2,538
National Research Corp. 28 786
NeoGenomics, Inc.* 245 3,359
OPKO Health, Inc.* 777 1,065
Option Care Health, Inc.* 323 9,632
Owens & Minor, Inc.* 143 2,493
P3 Health Partners, Inc.* 80 40
Patterson Cos., Inc. 161 3,959
Pediatrix Medical Group, Inc.* 162 1,184
Pennant Group, Inc. (The)* 55 1,295
Performant Financial Corp.* 132 405
PetIQ, Inc., Class
a
A* 53 1,100
Privia Health Group, Inc.* 217 3,769
Progyny, Inc.* 153 4,123
Quipt Home Medical Corp.* 79 265
RadNet, Inc.* 116 6,802
Select Medical Holdings Corp. 200 6,910
Surgery Partners, Inc.* 146 4,030
US Physical Therapy, Inc. 29 2,975
Investments
Shares Value
Common Stocks (continued)
Viemed Healthcare, Inc.* 66 $ 489
125,788
Health Care REITs — 0.1%
CareTrust REIT, Inc., REIT 231 5,907
Community Healthcare Trust,
Inc., REIT 51 1,196
Diversified Healthcare Trust,
REIT 460 1,118
Global Medical REIT, Inc., REIT 117 1,087
LTC Properties, Inc., REIT 79 2,718
National Health Investors, Inc.,
REIT 80 5,286
Sabra Health Care REIT, Inc.,
REIT 446 6,503
Universal Health Realty Income
Trust, REIT 25 939
24,754
Health Care Technology — 0.0%(a)
American Well Corp., Class
a
A* 485 207
Definitive Healthcare Corp.,
Class
a
A* 92 490
Evolent Health, Inc., Class
a
A* 216 4,577
Health Catalyst, Inc.* 110 729
HealthStream, Inc. 46 1,255
Multiplan Corp.* 741 398
OptimizeRx Corp.* 31 374
Phreesia, Inc.* 102 1,930
Schrodinger, Inc.* 105 2,260
Sharecare, Inc.* 585 476
Simulations Plus, Inc. 31 1,495
TruBridge, Inc.* 28 264
14,455
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.,
REIT 415 5,993
Braemar Hotels & Resorts, Inc.,
REIT 126 352
Chatham Lodging Trust, REIT 93 787
DiamondRock Hospitality Co.,
REIT 405 3,430
Pebblebrook Hotel Trust, REIT 229 3,240
RLJ Lodging Trust, REIT 295 2,944
Ryman Hospitality Properties,
Inc., REIT 112 11,768
Service Properties Trust, REIT 318 1,711
Summit Hotel Properties, Inc.,
REIT 202 1,236
Sunstone Hotel Investors, Inc.,
REIT 396 4,071
Xenia Hotels & Resorts, Inc.,
REIT 203 2,941
38,473
Hotels, Restaurants & Leisure — 0.4%
Accel Entertainment, Inc.,
Class
a
A* 103 1,021
Bally's Corp.* 57 693
Biglari Holdings, Inc., Class
a
B* 1 199

See accompanying notes to the financial statements.
MAY 31, 2024 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
21
HDG
::
Investments
Shares Value
Common Stocks (continued)
BJ's Restaurants, Inc.* 43 $ 1,507
Bloomin' Brands, Inc. 169 3,684
Bowlero Corp., Class
a
A 32 398
Brinker International, Inc.* 85 6,004
Century Casinos, Inc.* 53 141
Cheesecake Factory, Inc. (The) 92 3,540
Chuy's Holdings, Inc.* 33 881
Cracker Barrel Old Country
Store, Inc. 43 2,098
Dave & Buster's Entertainment,
Inc.* 65 3,321
Denny's Corp.* 99 723
Dine Brands Global, Inc. 30 1,183
El Pollo Loco Holdings, Inc.* 54 577
Everi Holdings, Inc.* 157 1,135
First Watch Restaurant Group,
Inc.* 43 846
Full House Resorts, Inc.* 63 313
Global Business Travel Group I* 62 376
Golden Entertainment, Inc. 39 1,180
Hilton Grand Vacations, Inc.* 152 6,282
Inspired Entertainment, Inc.* 42 383
International Game Technology
plc 209 4,126
Jack in the Box, Inc. 38 2,104
Krispy Kreme, Inc. 169 1,768
Kura Sushi USA, Inc., Class
a
A* 11 1,099
Life Time Group Holdings, Inc.* 86 1,443
Light & Wonder, Inc.* 174 16,613
Lindblad Expeditions Holdings,
Inc.* 67 519
Monarch Casino & Resort, Inc. 26 1,741
Mondee Holdings, Inc.,
Class
a
A* 89 192
Nathan's Famous, Inc. 5 354
Noodles & Co., Class
a
A* 75 141
ONE Group Hospitality, Inc.
(The)* 41 213
Papa John's International, Inc. 63 2,927
PlayAGS, Inc.* 73 843
Portillo's, Inc., Class
a
A* 87 872
Potbelly Corp.* 50 447
RCI Hospitality Holdings, Inc. 17 761
Red Robin Gourmet Burgers,
Inc.* 30 243
Red Rock Resorts, Inc., Class
a
A 92 4,715
Rush Street Interactive, Inc.* 124 1,110
Sabre Corp.* 638 1,997
Shake Shack, Inc., Class
a
A* 73 6,927
Six Flags Entertainment Corp.* 141 3,588
Super Group SGHC Ltd.* 263 955
Sweetgreen, Inc., Class
a
A* 188 5,781
Target Hospitality Corp.* 60 682
United Parks & Resorts, Inc.* 70 3,660
Xponential Fitness, Inc.,
Class
a
A* 45 408
102,714
Household Durables — 0.4%
Beazer Homes USA, Inc.* 57 1,637
Cavco Industries, Inc.* 16 5,715
Investments
Shares Value
Common Stocks (continued)
Century Communities, Inc. 55 $ 4,643
Cricut, Inc., Class
a
A 92 573
Dream Finders Homes, Inc.,
Class
a
A* 47 1,335
Ethan Allen Interiors, Inc. 44 1,281
GoPro, Inc., Class
a
A* 243 369
Green Brick Partners, Inc.* 50 2,730
Helen of Troy Ltd.* 46 4,916
Hooker Furnishings Corp. 21 365
Hovnanian Enterprises, Inc.,
Class
a
A* 9 1,294
Installed Building Products, Inc. 46 9,745
iRobot Corp.* 53 509
KB Home 131 9,249
Landsea Homes Corp.* 38 377
La-Z-Boy, Inc. 84 3,152
Legacy Housing Corp.* 21 488
LGI Homes, Inc.* 40 3,840
Lovesac Co. (The)* 28 787
M/I Homes, Inc.* 52 6,496
Meritage Homes Corp. 70 12,344
Purple Innovation, Inc., Class
a
A* 106 132
Skyline Champion Corp.* 104 7,239
Snap One Holdings Corp.* 35 375
Sonos, Inc.* 238 3,760
Taylor Morrison Home Corp.,
Class
a
A* 200 11,566
Traeger, Inc.* 69 179
Tri Pointe Homes, Inc.* 185 7,165
United Homes Group, Inc.* 10 56
Vizio Holding Corp., Class
a
A* 148 1,590
VOXX International Corp.,
Class
a
A* 23 85
Worthington Enterprises, Inc. 59 3,365
107,357
Household Products — 0.0%(a)
Central Garden & Pet Co.* 19 825
Central Garden & Pet Co.,
Class
a
A* 99 3,698
Energizer Holdings, Inc. 138 3,950
Oil-Dri Corp. of America 9 752
WD-40 Co. 26 5,842
15,067
Independent Power and Renewable Electricity Producers — 0.0%(a)
Altus Power, Inc., Class
a
A* 123 498
Montauk Renewables, Inc.* 128 686
Ormat Technologies, Inc. 104 7,842
Sunnova Energy International,
Inc.* 205 1,070
10,096
Industrial Conglomerates — 0.0%(a)
Brookfield Business Corp.,
Class
a
A 50 1,028
Industrial REITs — 0.1%
Innovative Industrial Properties,
Inc., REIT 54 5,820

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
22
HDG
::
Investments
Shares Value
Common Stocks (continued)
LXP Industrial Trust, REIT 558 $ 4,743
Plymouth Industrial REIT, Inc.,
REIT 88 1,836
Terreno Realty Corp., REIT 173 9,788
22,187
Insurance — 0.3%
Ambac Financial Group, Inc.* 85 1,506
American Coastal Insurance
Corp.* 38 448
AMERISAFE, Inc. 37 1,622
Baldwin Insurance Group, Inc.
(The), Class
a
A* 116 3,907
CNO Financial Group, Inc. 216 6,197
Crawford & Co., Class
a
A 28 254
Donegal Group, Inc., Class
a
A 30 397
eHealth, Inc.* 54 320
Employers Holdings, Inc. 49 2,067
Enstar Group Ltd.* 23 7,202
F&G Annuities & Life, Inc. 36 1,455
Fidelis Insurance Holdings Ltd. 117 1,940
Genworth Financial, Inc.,
Class
a
A* 867 5,453
GoHealth, Inc., Class
a
A* 8 84
Goosehead Insurance, Inc.,
Class
a
A* 42 2,709
Greenlight Capital Re Ltd.,
Class
a
A* 50 665
Hamilton Insurance Group Ltd.,
Class
a
B* 32 552
HCI Group, Inc. 14 1,342
Hippo Holdings, Inc.* 21 370
Horace Mann Educators Corp. 79 2,699
Investors Title Co. 2 368
James River Group Holdings
Ltd. 71 555
Kingsway Financial Services,
Inc.* 22 176
Lemonade, Inc.* 98 1,618
Maiden Holdings Ltd.* 175 373
MBIA, Inc. 87 492
Mercury General Corp. 52 2,903
National Western Life Group,
Inc., Class
a
A 4 1,962
NI Holdings, Inc.* 16 247
Oscar Health, Inc., Class
a
A* 310 6,188
Palomar Holdings, Inc.* 47 3,988
ProAssurance Corp.* 98 1,408
Safety Insurance Group, Inc. 28 2,166
Selective Insurance Group, Inc. 116 11,323
Selectquote, Inc.* 263 821
SiriusPoint Ltd.* 137 1,802
Skyward Specialty Insurance
Group, Inc.* 57 2,127
Stewart Information Services
Corp. 52 3,292
Tiptree, Inc., Class
a
A 46 804
Trupanion, Inc.* 76 2,270
United Fire Group, Inc. 41 912
Investments
Shares Value
Common Stocks (continued)
Universal Insurance Holdings,
Inc. 47 $ 926
87,910
Interactive Media & Services — 0.1%
Bumble, Inc., Class
a
A* 195 2,282
Cargurus, Inc., Class
a
A* 185 4,479
Cars.com, Inc.* 128 2,590
DHI Group, Inc.* 81 168
EverQuote, Inc., Class
a
A* 42 1,003
fuboTV, Inc.* 545 681
Grindr, Inc.* 79 751
MediaAlpha, Inc., Class
a
A* 44 782
Nextdoor Holdings, Inc.* 288 697
Outbrain, Inc.* 78 358
QuinStreet, Inc.* 102 1,796
Shutterstock, Inc. 48 1,950
System1, Inc.* 63 81
TrueCar, Inc.* 172 507
Vimeo, Inc.* 297 1,152
Yelp, Inc., Class
a
A* 128 4,732
Ziff Davis, Inc.* 88 5,070
ZipRecruiter, Inc., Class
a
A* 130 1,314
30,393
IT Services — 0.1%
Applied Digital Corp.* 168 711
ASGN, Inc.* 89 8,358
BigBear.ai Holdings, Inc.* 100 150
BigCommerce Holdings, Inc.,
Series 1* 132 1,088
Brightcove, Inc.* 84 175
Couchbase, Inc.* 68 1,542
DigitalOcean Holdings, Inc.* 118 4,372
Fastly, Inc., Class
a
A* 235 1,842
Grid Dynamics Holdings, Inc.* 108 1,026
Hackett Group, Inc. (The) 48 1,071
Information Services Group,
Inc. 68 217
Perficient, Inc.* 66 4,894
Rackspace Technology, Inc.* 122 239
Squarespace, Inc., Class
a
A* 109 4,796
Thoughtworks Holding, Inc.* 178 491
Tucows, Inc., Class
a
A* 19 431
Unisys Corp.* 128 549
31,952
Leisure Products — 0.1%
Acushnet Holdings Corp. 58 3,822
AMMO, Inc.* 174 470
Clarus Corp. 58 406
Escalade, Inc. 19 262
Funko, Inc., Class
a
A* 71 642
JAKKS Pacific, Inc.* 14 260
Johnson Outdoors, Inc.,
Class
a
A 10 364
Latham Group, Inc.* 75 289
Malibu Boats, Inc., Class
a
A* 39 1,500
Marine Products Corp. 16 164

See accompanying notes to the financial statements.
MAY 31, 2024 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
23
HDG
::
Investments
Shares Value
Common Stocks (continued)
MasterCraft Boat Holdings,
Inc.* 33 $ 696
Smith & Wesson Brands, Inc. 88 1,476
Solo Brands, Inc., Class
a
A* 38 74
Sturm Ruger & Co., Inc. 34 1,511
Topgolf Callaway Brands Corp.* 277 4,335
Vista Outdoor, Inc.* 111 3,872
20,143
Life Sciences Tools & Services — 0.0%(a)
Adaptive Biotechnologies
Corp.* 219 755
Akoya Biosciences, Inc.* 45 97
BioLife Solutions, Inc.* 68 1,461
Codexis, Inc.* 134 453
CryoPort, Inc.* 83 853
Cytek Biosciences, Inc.* 233 1,312
Harvard Bioscience, Inc.* 78 247
MaxCyte, Inc.* 168 753
Mesa Laboratories, Inc. 10 957
Nautilus Biotechnology, Inc.,
Class
a
A* 97 266
OmniAb, Inc.* 180 781
Pacific Biosciences of
California, Inc.* 485 868
Quanterix Corp.* 69 1,102
Quantum-Si, Inc.* 196 298
Seer, Inc., Class
a
A* 113 203
10,406
Machinery — 0.7%
374Water, Inc.* 118 151
3D Systems Corp.* 252 887
Alamo Group, Inc. 19 3,610
Albany International Corp.,
Class
a
A 60 5,263
Astec Industries, Inc. 44 1,430
Atmus Filtration Technologies,
Inc.* 162 4,996
Barnes Group, Inc. 94 3,618
Blue Bird Corp.* 54 3,079
Chart Industries, Inc.* 83 13,034
Columbus McKinnon Corp. 54 2,111
Commercial Vehicle Group,
Inc.* 63 341
Desktop Metal, Inc., Class
a
A* 547 308
Douglas Dynamics, Inc. 43 1,069
Energy Recovery, Inc.* 107 1,445
Enerpac Tool Group Corp.,
Class
a
A 105 4,129
Enpro, Inc. 40 6,130
ESCO Technologies, Inc. 49 5,347
Federal Signal Corp. 115 10,582
Franklin Electric Co., Inc. 89 8,854
Gencor Industries, Inc.* 20 387
Gorman-Rupp Co. (The) 44 1,520
Greenbrier Cos., Inc. (The) 59 3,260
Helios Technologies, Inc. 64 3,205
Hillenbrand, Inc. 135 6,276
Hillman Solutions Corp.* 376 3,455
Investments
Shares Value
Common Stocks (continued)
Hyliion Holdings Corp.* 288 $ 426
Hyster-Yale, Inc. 21 1,524
John Bean Technologies Corp. 61 5,827
Kadant, Inc. 23 6,578
Kennametal, Inc. 154 3,966
Lindsay Corp. 21 2,411
Luxfer Holdings plc 51 628
Manitowoc Co., Inc. (The)* 67 833
Mayville Engineering Co., Inc.* 22 352
Microvast Holdings, Inc.* 423 158
Miller Industries, Inc. 21 1,277
Mueller Industries, Inc. 216 12,725
Mueller Water Products, Inc.,
Class
a
A 299 5,549
Nikola Corp.* 1,422 728
Omega Flex, Inc. 6 355
Park-Ohio Holdings Corp. 16 418
Proto Labs, Inc.* 50 1,549
REV Group, Inc. 61 1,672
Shyft Group, Inc. (The) 65 824
SPX Technologies, Inc.* 85 11,851
Standex International Corp. 23 3,869
Tennant Co. 36 3,696
Terex Corp. 128 7,638
Titan International, Inc.* 99 819
Trinity Industries, Inc. 156 4,906
Velo3D, Inc.* 177 27
Wabash National Corp. 89 2,012
Watts Water Technologies, Inc.,
Class
a
A 53 10,554
187,659
Marine Transportation — 0.0%(a)
Costamare, Inc. 89 1,425
Genco Shipping & Trading Ltd. 81 1,824
Golden Ocean Group Ltd. 237 3,410
Himalaya Shipping Ltd. 58 553
Matson, Inc. 66 8,461
Pangaea Logistics Solutions
Ltd. 70 579
Safe Bulkers, Inc. 128 726
16,978
Media — 0.1%
Advantage Solutions, Inc.* 167 574
AMC Networks, Inc., Class
a
A* 60 1,040
Boston Omaha Corp., Class
a
A* 45 657
Cardlytics, Inc.* 70 613
Clear Channel Outdoor
Holdings, Inc.* 722 1,040
EchoStar Corp., Class
a
A* 234 4,493
Emerald Holding, Inc.* 30 171
Entravision Communications
Corp., Class
a
A 116 251
EW Scripps Co. (The), Class
a
A* 115 313
Gambling.com Group Ltd.* 30 232
Gannett Co., Inc.* 278 1,045
Gray Television, Inc. 163 1,017
iHeartMedia, Inc., Class
a
A* 200 185

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
24
HDG
::
Investments
Shares Value
Common Stocks (continued)
Integral Ad Science Holding
Corp.* 130 $ 1,204
John Wiley & Sons, Inc.,
Class
a
A 69 2,515
Magnite, Inc.* 261 3,221
PubMatic, Inc., Class
a
A* 80 1,752
Scholastic Corp. 50 1,814
Sinclair, Inc. 64 909
Stagwell, Inc., Class
a
A* 160 1,109
TechTarget, Inc.* 50 1,511
TEGNA, Inc. 380 5,666
Thryv Holdings, Inc.* 60 1,264
Townsquare Media, Inc.,
Class
a
A 22 242
Urban One, Inc.* 22 37
Urban One, Inc., Class
a
A* 17 36
WideOpenWest, Inc.* 96 483
33,394
Metals & Mining — 0.4%
5E Advanced Materials, Inc.* 76 109
Alpha Metallurgical Resources,
Inc. 22 6,939
Arch Resources, Inc. 35 6,088
ATI, Inc.* 248 15,212
Caledonia Mining Corp. plc 32 334
Carpenter Technology Corp. 94 10,422
Century Aluminum Co.* 101 1,851
Coeur Mining, Inc.* 691 3,973
Commercial Metals Co. 226 12,728
Compass Minerals
International, Inc. 66 855
Constellium SE, Class
a
A* 248 5,374
Contango ORE, Inc.* 15 359
Dakota Gold Corp.* 119 351
Haynes International, Inc. 24 1,412
Hecla Mining Co. 1,177 6,933
i-80 Gold Corp.* 380 414
Ivanhoe Electric, Inc.* 123 1,399
Kaiser Aluminum Corp. 31 3,032
Materion Corp. 40 4,575
Metallus, Inc.* 82 1,969
NioCorp Developments Ltd.* 4 9
Novagold Resources, Inc.* 466 1,831
Olympic Steel, Inc. 19 991
Perpetua Resources Corp.* 73 499
Piedmont Lithium, Inc.* 35 457
Radius Recycling, Inc., Class
a
A 51 873
Ramaco Resources, Inc.,
Class
a
A 43 609
Ramaco Resources, Inc.,
Class
a
B 9 98
Ryerson Holding Corp. 54 1,283
SunCoke Energy, Inc. 161 1,699
Tredegar Corp. 51 278
Warrior Met Coal, Inc. 100 6,843
Worthington Steel, Inc. 59 1,946
101,745
Investments
Shares Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AFC Gamma, Inc. 32 $ 376
Angel Oak Mortgage REIT, Inc. 23 287
Apollo Commercial Real Estate
Finance, Inc. 274 2,768
Arbor Realty Trust, Inc. 355 4,856
Ares Commercial Real Estate
Corp. 100 696
ARMOUR Residential REIT, Inc. 95 1,837
Blackstone Mortgage Trust,
Inc., Class
a
A 332 5,790
BrightSpire Capital, Inc.,
Class
a
A 248 1,500
Chicago Atlantic Real Estate
Finance, Inc. 32 502
Chimera Investment Corp. 146 1,737
Claros Mortgage Trust, Inc. 175 1,381
Dynex Capital, Inc. 109 1,335
Ellington Financial, Inc. 145 1,757
Franklin BSP Realty Trust, Inc. 160 2,038
Granite Point Mortgage Trust,
Inc. 98 309
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 212 7,058
Invesco Mortgage Capital, Inc. 94 875
KKR Real Estate Finance Trust,
Inc. 113 1,069
Ladder Capital Corp., Class
a
A 218 2,437
MFA Financial, Inc. 197 2,111
New York Mortgage Trust, Inc. 175 1,041
Nexpoint Real Estate Finance,
Inc. 16 228
Orchid Island Capital, Inc. 99 842
PennyMac Mortgage
Investment Trust 167 2,285
Ready Capital Corp. 309 2,565
Redwood Trust, Inc. 254 1,610
TPG RE Finance Trust, Inc. 133 1,141
Two Harbors Investment Corp. 200 2,570
53,001
Multi-Utilities — 0.1%
Avista Corp. 149 5,510
Black Hills Corp. 132 7,452
Northwestern Energy Group,
Inc. 119 6,183
Unitil Corp. 31 1,658
20,803
Office REITs — 0.1%
Brandywine Realty Trust, REIT 328 1,512
City Office REIT, Inc., REIT 75 370
COPT Defense Properties, REIT 217 5,353
Douglas Emmett, Inc., REIT 311 4,339
Easterly Government
Properties, Inc., Class
a
A, REIT 185 2,190
Equity Commonwealth, REIT* 197 3,804
Hudson Pacific Properties, Inc.,
REIT 266 1,306
JBG SMITH Properties, REIT 181 2,606

See accompanying notes to the financial statements.
MAY 31, 2024 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
25
HDG
::
Investments
Shares Value
Common Stocks (continued)
Office Properties Income Trust,
REIT 93 $ 213
Orion Office REIT, Inc., REIT 108 405
Paramount Group, Inc., REIT 356 1,620
Peakstone Realty Trust, REIT 70 868
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 238 1,735
Postal Realty Trust, Inc.,
Class
a
A, REIT 39 522
SL Green Realty Corp., REIT 125 6,621
33,464
Oil, Gas & Consumable Fuels — 0.9%
Amplify Energy Corp.* 70 441
Ardmore Shipping Corp. 80 1,793
Berry Corp. 145 1,011
California Resources Corp. 134 6,345
Centrus Energy Corp., Class
a
A* 24 1,191
Chord Energy Corp. 81 15,018
Civitas Resources, Inc. 156 11,475
Clean Energy Fuels Corp.* 327 1,024
CNX Resources Corp.* 302 7,943
Comstock Resources, Inc. 177 2,073
CONSOL Energy, Inc.* 59 6,117
Crescent Energy Co., Class
a
A 148 1,865
CVR Energy, Inc. 57 1,588
Delek US Holdings, Inc. 122 3,106
DHT Holdings, Inc. 261 3,158
Dorian LPG Ltd. 66 3,340
Empire Petroleum Corp.* 25 181
Encore Energy Corp.* 315 1,528
Energy Fuels, Inc.* 309 2,163
Equitrans Midstream Corp. 842 12,024
Evolution Petroleum Corp. 60 345
Excelerate Energy, Inc., Class
a
A 35 623
FLEX LNG Ltd. 57 1,638
FutureFuel Corp. 50 214
Gevo, Inc.* 456 312
Golar LNG Ltd. 191 5,021
Granite Ridge Resources, Inc. 65 426
Green Plains, Inc.* 114 1,957
Gulfport Energy Corp.* 21 3,398
Hallador Energy Co.* 44 395
HighPeak Energy, Inc. 23 363
International Seaways, Inc. 78 5,025
Kinetik Holdings, Inc., Class
a
A 70 2,869
Kosmos Energy Ltd.* 879 5,362
Magnolia Oil & Gas Corp.,
Class
a
A 341 8,849
Matador Resources Co. 218 13,832
Murphy Oil Corp. 280 11,981
NACCO Industries, Inc.,
Class
a
A 8 266
NextDecade Corp.* 150 1,074
Nordic American Tankers Ltd. 395 1,635
Northern Oil & Gas, Inc. 170 6,958
Overseas Shipholding Group,
Inc., Class
a
A 112 946
Par Pacific Holdings, Inc.* 106 2,877
PBF Energy, Inc., Class
a
A 213 9,868
Investments
Shares Value
Common Stocks (continued)
Peabody Energy Corp. 217 $ 5,377
Permian Resources Corp.,
Class
a
A 980 16,062
PrimeEnergy Resources Corp.* 1 114
REX American Resources
Corp.* 30 1,500
Riley Exploration Permian, Inc. 17 496
Ring Energy, Inc.* 231 414
SandRidge Energy, Inc. 61 852
Scorpio Tankers, Inc. 92 7,550
SFL Corp. Ltd. 222 3,177
SilverBow Resources, Inc.* 45 1,764
Sitio Royalties Corp., Class
a
A 158 3,702
SM Energy Co. 223 11,246
Talos Energy, Inc.* 268 3,219
Teekay Corp.* 119 1,165
Teekay Tankers Ltd., Class
a
A 46 3,350
Tellurian, Inc.* 1,126 579
Uranium Energy Corp.* 742 5,298
VAALCO Energy, Inc. 203 1,295
Verde Clean Fuels, Inc.* 1 5
Vertex Energy, Inc.* 126 142
Vital Energy, Inc.* 45 2,198
Vitesse Energy, Inc. 48 1,225
W&T Offshore, Inc. 189 421
World Kinect Corp. 115 3,029
243,798
Paper & Forest Products — 0.0%(a)
Clearwater Paper Corp.* 31 1,647
Glatfelter Corp.* 85 138
Sylvamo Corp. 69 4,921
6,706
Passenger Airlines — 0.0%(a)
Allegiant Travel Co. 30 1,596
Blade Air Mobility, Inc.* 116 349
Frontier Group Holdings, Inc.* 74 405
Hawaiian Holdings, Inc.* 98 1,339
JetBlue Airways Corp.* 647 3,617
Joby Aviation, Inc.* 537 2,615
SkyWest, Inc.* 78 5,824
Spirit Airlines, Inc. 211 770
Sun Country Airlines Holdings,
Inc.* 82 868
17,383
Personal Care Products — 0.2%
Beauty Health Co. (The)* 156 345
BellRing Brands, Inc.* 254 14,775
Edgewell Personal Care Co. 96 3,704
elf Beauty, Inc.* 104 19,439
Herbalife Ltd.* 190 1,957
Inter Parfums, Inc. 35 4,192
Medifast, Inc. 21 540
Nature's Sunshine Products,
Inc.* 25 383
Nu Skin Enterprises, Inc.,
Class
a
A 96 1,282
USANA Health Sciences, Inc.* 22 1,047

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
26
HDG
::
Investments
Shares Value
Common Stocks (continued)
Waldencast plc, Class
a
A* 54 $ 230
47,894
Pharmaceuticals — 0.3%
Aclaris Therapeutics, Inc.* 134 138
Amneal Pharmaceuticals, Inc.* 235 1,570
Amphastar Pharmaceuticals,
Inc.* 73 3,090
Amylyx Pharmaceuticals, Inc.* 98 169
ANI Pharmaceuticals, Inc.* 28 1,817
Arvinas, Inc.* 97 3,215
Assertio Holdings, Inc.* 175 174
Atea Pharmaceuticals, Inc.* 148 543
Axsome Therapeutics, Inc.* 69 5,067
Biote Corp., Class
a
A* 27 180
Bright Green Corp.* 142 39
Cara Therapeutics, Inc.* 90 58
Cassava Sciences, Inc.* 77 1,696
Citius Pharmaceuticals, Inc.* 259 181
Collegium Pharmaceutical, Inc.* 63 2,088
Corcept Therapeutics, Inc.* 157 4,737
CorMedix, Inc.* 106 559
Edgewise Therapeutics, Inc.* 111 1,901
Enliven Therapeutics, Inc.* 45 1,016
Evolus, Inc.* 81 1,047
Eyenovia, Inc.* 60 48
EyePoint Pharmaceuticals, Inc.* 72 771
Harmony Biosciences Holdings,
Inc.* 62 1,823
Harrow, Inc.* 58 1,041
Ikena Oncology, Inc.* 60 106
Innoviva, Inc.* 112 1,769
Intra-Cellular Therapies, Inc.* 193 12,977
Ligand Pharmaceuticals, Inc.* 32 2,722
Liquidia Corp.* 97 1,248
Longboard Pharmaceuticals,
Inc.* 48 906
Marinus Pharmaceuticals, Inc.* 105 149
Neumora Therapeutics, Inc.* 29 287
Nuvation Bio, Inc.* 280 868
Ocular Therapeutix, Inc.* 223 1,271
Omeros Corp.* 117 393
Optinose, Inc.* 140 151
Pacira BioSciences, Inc.* 88 2,669
Phathom Pharmaceuticals, Inc.* 62 584
Phibro Animal Health Corp.,
Class
a
A 39 688
Pliant Therapeutics, Inc.* 110 1,334
Prestige Consumer Healthcare,
Inc.* 96 6,174
Revance Therapeutics, Inc.* 168 477
Scilex Holding Co.* 249 269
scPharmaceuticals, Inc.* 56 219
SIGA Technologies, Inc. 89 666
Supernus Pharmaceuticals,
Inc.* 95 2,576
Taro Pharmaceutical Industries
Ltd.* 16 685
Tarsus Pharmaceuticals, Inc.* 56 1,846
Terns Pharmaceuticals, Inc.* 83 499
Investments
Shares Value
Common Stocks (continued)
Theravance Biopharma, Inc.* 94 $ 810
Third Harmonic Bio, Inc.* 38 506
Trevi Therapeutics, Inc.* 81 208
Ventyx Biosciences, Inc.* 90 430
Verrica Pharmaceuticals, Inc.* 40 340
WaVe Life Sciences Ltd.* 142 878
Xeris Biopharma Holdings, Inc.* 256 577
Zevra Therapeutics, Inc.* 70 326
78,576
Professional Services — 0.4%
Alight, Inc., Class
a
A* 798 6,185
Asure Software, Inc.* 44 333
Barrett Business Services, Inc. 13 1,720
BlackSky Technology, Inc.,
Class
a
A* 234 255
CBIZ, Inc.* 92 6,975
Conduent, Inc.* 331 1,159
CRA International, Inc. 13 2,288
CSG Systems International, Inc. 57 2,460
ExlService Holdings, Inc.* 312 9,316
Exponent, Inc. 98 9,322
First Advantage Corp. 104 1,670
FiscalNote Holdings, Inc.* 115 147
Forrester Research, Inc.* 23 414
Franklin Covey Co.* 22 814
Heidrick & Struggles
International, Inc. 38 1,303
HireQuest, Inc. 10 130
HireRight Holdings Corp.* 26 372
Huron Consulting Group, Inc.* 36 3,179
IBEX Holdings Ltd.* 18 282
ICF International, Inc. 36 5,139
Innodata, Inc.* 51 644
Insperity, Inc. 69 6,536
Kelly Services, Inc., Class
a
A 60 1,304
Kforce, Inc. 36 2,225
Korn Ferry 101 6,660
Legalzoom.com, Inc.* 258 2,265
Maximus, Inc. 117 10,074
Mistras Group, Inc.* 40 342
NV5 Global, Inc.* 27 2,537
Parsons Corp.* 80 6,092
Planet Labs PBC* 337 627
Resources Connection, Inc. 62 710
Skillsoft Corp.* 8 77
Sterling Check Corp.* 59 907
TriNet Group, Inc. 62 6,446
TrueBlue, Inc.* 59 637
TTEC Holdings, Inc. 37 232
Upwork, Inc.* 241 2,547
Verra Mobility Corp., Class
a
A* 264 7,033
Willdan Group, Inc.* 24 780
112,138
Real Estate Management & Development — 0.1%
American Realty Investors, Inc.* 3 42
Anywhere Real Estate, Inc.* 208 846
Compass, Inc., Class
a
A* 548 2,055
Cushman & Wakefield plc* 371 4,122

See accompanying notes to the financial statements.
MAY 31, 2024 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
27
HDG
::
Investments
Shares Value
Common Stocks (continued)
DigitalBridge Group, Inc. 312 $ 4,256
Douglas Elliman, Inc.* 156 178
eXp World Holdings, Inc. 137 1,536
Forestar Group, Inc.* 35 1,190
FRP Holdings, Inc.* 25 765
Kennedy-Wilson Holdings, Inc. 231 2,361
Marcus & Millichap, Inc. 46 1,487
Maui Land & Pineapple Co.,
Inc.* 15 310
Newmark Group, Inc., Class
a
A 261 2,717
Opendoor Technologies, Inc.* 1,088 2,372
RE/MAX Holdings, Inc., Class
a
A 34 275
Redfin Corp.* 213 1,372
RMR Group, Inc. (The), Class
a
A 30 706
St Joe Co. (The) 66 3,736
Star Holdings* 25 325
Stratus Properties, Inc.* 11 262
Tejon Ranch Co.* 40 729
Transcontinental Realty
Investors, Inc.* 2 58
31,700
Residential REITs — 0.1%
Apartment Investment and
Management Co., Class
a
A,
REIT* 278 2,193
BRT Apartments Corp., REIT 22 385
Centerspace, REIT 29 1,980
Clipper Realty, Inc., REIT 22 86
Elme Communities, REIT 169 2,604
Independence Realty Trust,
Inc., REIT 435 7,265
NexPoint Residential Trust, Inc.,
REIT 43 1,577
UMH Properties, Inc., REIT 117 1,769
Veris Residential, Inc., REIT 153 2,339
20,198
Retail REITs — 0.2%
Acadia Realty Trust, REIT 193 3,327
Alexander's, Inc., REIT 4 849
CBL & Associates Properties,
Inc., REIT 52 1,149
Getty Realty Corp., REIT 92 2,540
InvenTrust Properties Corp.,
REIT 131 3,245
Kite Realty Group Trust, REIT 419 9,184
Macerich Co. (The), REIT 416 6,290
NETSTREIT Corp., REIT 133 2,308
Phillips Edison & Co., Inc., REIT 232 7,410
Retail Opportunity Investments
Corp., REIT 237 2,967
Saul Centers, Inc., REIT 22 801
SITE Centers Corp., REIT 367 5,292
Tanger, Inc., REIT 202 5,606
Urban Edge Properties, REIT 221 3,918
Whitestone REIT, REIT 94 1,226
56,112
Investments
Shares Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 0.6%
ACM Research, Inc., Class
a
A* 94 $ 2,030
Aehr Test Systems* 53 610
Alpha & Omega Semiconductor
Ltd.* 45 1,319
Ambarella, Inc.* 74 4,311
Amkor Technology, Inc. 217 7,072
Atomera, Inc.* 43 179
Axcelis Technologies, Inc.* 63 7,087
CEVA, Inc.* 45 896
Cohu, Inc.* 90 2,902
Credo Technology Group
Holding Ltd.* 239 6,231
Diodes, Inc.* 87 6,449
FormFactor, Inc.* 149 8,153
Ichor Holdings Ltd.* 56 2,128
Impinj, Inc.* 45 7,365
indie Semiconductor, Inc.,
Class
a
A* 290 1,934
inTEST Corp.* 23 229
Kulicke & Soffa Industries, Inc. 107 4,887
MACOM Technology Solutions
Holdings, Inc.* 107 10,822
Maxeon Solar Technologies
Ltd.* 57 107
MaxLinear, Inc., Class
a
A* 147 2,612
Navitas Semiconductor Corp.,
Class
a
A* 218 852
NVE Corp. 9 698
Onto Innovation, Inc.* 94 20,370
PDF Solutions, Inc.* 60 2,101
Photronics, Inc.* 118 3,227
Power Integrations, Inc. 109 8,285
Rambus, Inc.* 208 11,494
Semtech Corp.* 123 4,784
Silicon Laboratories, Inc.* 61 7,696
SiTime Corp.* 34 4,142
SkyWater Technology, Inc.* 36 272
SMART Global Holdings, Inc.* 99 2,038
Synaptics, Inc.* 76 7,122
Transphorm, Inc.* 58 277
Ultra Clean Holdings, Inc.* 86 3,989
Veeco Instruments, Inc.* 98 3,984
158,654
Software — 1.1%
8x8, Inc.* 238 650
A10 Networks, Inc. 136 2,060
ACI Worldwide, Inc.* 209 7,526
Adeia, Inc. 206 2,437
Agilysys, Inc.* 39 3,723
Alarm.com Holdings, Inc.* 92 6,018
Alkami Technology, Inc.* 78 2,140
Altair Engineering, Inc., Class
a
A* 106 9,257
American Software, Inc.,
Class
a
A 62 636
Amplitude, Inc., Class
a
A* 132 1,177
Appfolio, Inc., Class
a
A* 37 8,448
Appian Corp., Class
a
A* 79 2,243

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
28
HDG
::
Investments
Shares Value
Common Stocks (continued)
Asana, Inc., Class
a
A* 160 $ 2,088
Aurora Innovation, Inc.,
Class
a
A* 687 1,642
AvePoint, Inc.* 286 2,580
Bit Digital, Inc.* 174 432
Blackbaud, Inc.* 84 6,547
BlackLine, Inc.* 110 5,249
Box, Inc., Class
a
A* 272 7,412
Braze, Inc., Class
a
A* 103 3,878
C3.ai, Inc., Class
a
A* 159 4,702
Cerence, Inc.* 80 275
Cipher Mining, Inc.* 83 308
Cleanspark, Inc.* 371 5,962
Clear Secure, Inc., Class
a
A 160 2,702
CommVault Systems, Inc.* 85 9,145
Consensus Cloud Solutions,
Inc.* 37 698
CoreCard Corp.* 14 195
CS Disco, Inc.* 44 257
CXApp, Inc.* 4 9
Daily Journal Corp.* 3 1,137
Digimarc Corp.* 27 725
Digital Turbine, Inc.* 186 352
Domo, Inc., Class
a
B* 62 413
E2open Parent Holdings, Inc.* 331 1,542
eGain Corp.* 40 247
Enfusion, Inc., Class
a
A* 76 715
Envestnet, Inc.* 97 6,354
Everbridge, Inc.* 80 2,781
EverCommerce, Inc.* 45 432
Expensify, Inc., Class
a
A* 107 162
Freshworks, Inc., Class
a
A* 312 4,019
Instructure Holdings, Inc.* 38 842
Intapp, Inc.* 77 2,764
InterDigital, Inc. 50 5,694
Jamf Holding Corp.* 136 2,165
Kaltura, Inc.* 166 174
LivePerson, Inc.* 151 104
LiveRamp Holdings, Inc.* 124 3,880
Marathon Digital Holdings, Inc.* 432 8,433
Matterport, Inc.* 499 2,196
MeridianLink, Inc.* 49 910
MicroStrategy, Inc., Class
a
A* 29 44,210
Mitek Systems, Inc.* 84 1,054
Model N, Inc.* 74 2,212
N-able, Inc.* 135 1,802
NextNav, Inc.* 108 853
Olo, Inc., Class
a
A* 199 911
ON24, Inc.* 57 339
OneSpan, Inc.* 77 1,014
Ooma, Inc.* 46 397
PagerDuty, Inc.* 172 3,263
PowerSchool Holdings, Inc.,
Class
a
A* 109 2,337
Progress Software Corp. 85 4,305
PROS Holdings, Inc.* 86 2,535
Q2 Holdings, Inc.* 110 6,690
Qualys, Inc.* 72 10,125
Rapid7, Inc.* 117 4,228
Red Violet, Inc.* 21 440
Investments
Shares Value
Common Stocks (continued)
Rimini Street, Inc.* 101 $ 260
Riot Platforms, Inc.* 381 3,711
Sapiens International Corp. NV 59 1,978
SEMrush Holdings, Inc.,
Class
a
A* 61 931
SolarWinds Corp. 99 1,146
SoundHound AI, Inc., Class
a
A* 266 1,343
SoundThinking, Inc.* 19 305
Sprinklr, Inc., Class
a
A* 203 2,276
Sprout Social, Inc., Class
a
A* 93 3,036
SPS Commerce, Inc.* 71 13,354
Tenable Holdings, Inc.* 224 9,451
Terawulf, Inc.* 296 645
Varonis Systems, Inc., Class
a
B* 209 8,979
Verint Systems, Inc.* 118 3,500
Veritone, Inc.* 51 150
Viant Technology, Inc., Class
a
A* 29 276
Weave Communications, Inc.* 66 571
Workiva, Inc., Class
a
A* 96 7,389
Xperi, Inc.* 84 740
Yext, Inc.* 206 1,040
Zeta Global Holdings Corp.,
Class
a
A* 270 4,409
Zuora, Inc., Class
a
A* 261 2,649
301,291
Specialized REITs — 0.1%
Farmland Partners, Inc., REIT 86 934
Four Corners Property Trust,
Inc., REIT 174 4,247
Gladstone Land Corp., REIT 65 878
Outfront Media, Inc., REIT 284 4,104
PotlatchDeltic Corp., REIT 152 6,495
Safehold, Inc., REIT 94 1,812
Uniti Group, Inc., REIT 459 1,450
19,920
Specialty Retail — 0.5%
1-800-Flowers.com, Inc.,
Class
a
A* 50 484
Aaron's Co., Inc. (The) 58 492
Abercrombie & Fitch Co.,
Class
a
A* 94 16,250
Academy Sports & Outdoors,
Inc. 139 8,019
American Eagle Outfitters, Inc. 352 7,734
America's Car-Mart, Inc.* 11 663
Arko Corp. 154 924
Asbury Automotive Group, Inc.* 40 9,403
BARK, Inc.* 257 334
Beyond, Inc.* 87 1,316
Big 5 Sporting Goods Corp. 41 142
Boot Barn Holdings, Inc.* 58 6,898
Buckle, Inc. (The) 59 2,274
Build-A-Bear Workshop, Inc. 25 677
Caleres, Inc. 65 2,254
Camping World Holdings, Inc.,
Class
a
A 81 1,628
CarParts.com, Inc.* 105 124
Carvana Co., Class
a
A* 199 19,896

See accompanying notes to the financial statements.
MAY 31, 2024 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
29
HDG
::
Investments
Shares Value
Common Stocks (continued)
Cato Corp. (The), Class
a
A 34 $ 204
Children's Place, Inc. (The)* 23 282
Designer Brands, Inc., Class
a
A 81 814
Destination XL Group, Inc.* 108 383
Duluth Holdings, Inc., Class
a
B* 26 103
Envela Corp.* 15 71
EVgo, Inc., Class
a
A* 199 404
Foot Locker, Inc. 158 4,381
Genesco, Inc.* 21 599
Group 1 Automotive, Inc. 26 8,086
GrowGeneration Corp.* 114 288
Guess?, Inc. 54 1,257
Haverty Furniture Cos., Inc. 28 796
Hibbett, Inc. 22 1,905
J Jill, Inc. 9 303
Lands' End, Inc.* 28 400
Lazydays Holdings, Inc.* 15 53
Leslie's, Inc.* 343 1,962
MarineMax, Inc.* 42 1,196
Monro, Inc. 57 1,348
National Vision Holdings, Inc.* 150 2,264
ODP Corp. (The)* 61 2,389
OneWater Marine, Inc., Class
a
A* 23 594
PetMed Express, Inc. 40 170
Rent the Runway, Inc., Class
a
A* 5 120
Revolve Group, Inc., Class
a
A* 77 1,469
Sally Beauty Holdings, Inc.* 207 2,521
Shoe Carnival, Inc. 35 1,321
Signet Jewelers Ltd. 84 9,197
Sleep Number Corp.* 41 620
Sonic Automotive, Inc., Class
a
A 28 1,587
Sportsman's Warehouse
Holdings, Inc.* 72 274
Stitch Fix, Inc., Class
a
A* 172 425
ThredUp, Inc., Class
a
A* 142 285
Tile Shop Holdings, Inc.* 55 363
Tilly's, Inc., Class
a
A* 43 248
Torrid Holdings, Inc.* 23 154
Upbound Group, Inc. 103 3,381
Urban Outfitters, Inc.* 123 5,130
Warby Parker, Inc., Class
a
A* 166 2,940
Winmark Corp. 6 2,135
Zumiez, Inc.* 31 582
142,516
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc., Class
a
A 32 203
Corsair Gaming, Inc.* 71 823
CPI Card Group, Inc.* 8 210
Eastman Kodak Co.* 110 587
Immersion Corp. 59 589
Intevac, Inc.* 50 191
IonQ, Inc.* 315 2,567
Super Micro Computer, Inc.* 98 76,883
Turtle Beach Corp.* 31 514
Xerox Holdings Corp. 225 3,164
85,731
Textiles, Apparel & Luxury Goods — 0.1%
Allbirds, Inc., Class
a
A* 186 110
Investments
Shares Value
Common Stocks (continued)
Figs, Inc., Class
a
A* 246 $ 1,304
Fossil Group, Inc.* 93 111
G-III Apparel Group Ltd.* 80 2,405
Hanesbrands, Inc.* 678 3,471
Kontoor Brands, Inc. 108 7,921
Movado Group, Inc. 30 795
Oxford Industries, Inc. 29 3,210
Rocky Brands, Inc. 13 507
Steven Madden Ltd. 142 6,312
Vera Bradley, Inc.* 51 416
Wolverine World Wide, Inc. 150 2,043
28,605
Tobacco — 0.0%(a)
Ispire Technology, Inc.* 34 240
Turning Point Brands, Inc. 33 1,083
Universal Corp. 46 2,206
Vector Group Ltd. 280 3,072
6,601
Trading Companies & Distributors — 0.4%
Alta Equipment Group, Inc. 45 380
Applied Industrial Technologies,
Inc. 74 14,282
Beacon Roofing Supply, Inc.* 122 11,841
BlueLinx Holdings, Inc.* 16 1,646
Boise Cascade Co. 77 10,571
Custom Truck One Source, Inc.* 108 515
Distribution Solutions Group,
Inc.* 19 634
DNOW, Inc.* 205 2,991
DXP Enterprises, Inc.* 25 1,242
EVI Industries, Inc. 12 252
FTAI Aviation Ltd. 192 16,190
GATX Corp. 68 9,381
Global Industrial Co. 25 865
GMS, Inc.* 77 7,235
H&E Equipment Services, Inc. 62 2,937
Herc Holdings, Inc. 54 7,834
Hudson Technologies, Inc.* 84 749
Karat Packaging, Inc. 13 371
McGrath RentCorp 48 5,231
MRC Global, Inc.* 162 2,153
Rush Enterprises, Inc., Class
a
A 117 5,280
Rush Enterprises, Inc., Class
a
B 18 761
Titan Machinery, Inc.* 40 753
Transcat, Inc.* 16 2,038
Willis Lease Finance Corp. 6 391
Xometry, Inc., Class
a
A* 65 997
107,520
Water Utilities — 0.1%
American States Water Co. 71 5,225
Artesian Resources Corp.,
Class
a
A 18 646
Cadiz, Inc.* 78 236
California Water Service Group 111 5,538
Consolidated Water Co. Ltd. 29 786
Global Water Resources, Inc. 22 284
Middlesex Water Co. 34 1,832

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
30
HDG
::
Investments
Shares Value
Common Stocks (continued)
Pure Cycle Corp.* 40 $ 372
SJW Group 62 3,392
York Water Co. (The) 27 1,000
19,311
Wireless Telecommunication Services — 0.0%(a)
Gogo, Inc.* 128 1,355
Spok Holdings, Inc. 34 517
Telephone and Data Systems,
Inc. 191 3,799
5,671
Total Common Stocks
(Cost $3,800,901)
4,974,888
Number of
Rights
Rights — 0 .0% (a)
Biotechnology — 0.0%(a)
Aduro Biotech, Inc., CVR*(c)
(d) 39 —
Cartesian Therapeutics,
Inc.*(c) 263 48
Chinook Therape, CVR* 118 —
Tobira Therapeutics, Inc.,
CVR*(c) 10 —
48
Health Care Equipment & Supplies — 0.0%(a)
Pulse Biosciences, Inc.,
expiring 6/13/2024*(c) 31 5
Total Rights
(Cost $146) 53
Shares
Securities Lending Reinvestments (e) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (f)
(Cost $44) 44 44
Principal
Amount
Short-Term Investments — 80 .5%
Repurchase Agreements (g) — 13 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $3,658,467
(Cost $3,656,848) $ 3,656,848 3,656,848
Investments
Principal
Amount Value
U.S. Treasury Obligations — 67 .4%
U.S. Treasury Bills
5.31%, 8/1/2024 (h)
(Cost $18,815,312) $ 18,984,000 $ 18,825,819
Total Short-Term Investments
(Cost $22,472,160) 22,482,667
Total Investments — 98.3%
(Cost $26,273,251) 27,457,652
Other assets less liabilities — 1.7% 461,402
Net Assets — 100.0% $ 27,919,054
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Illiquid security.
(d) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024 was
$0, collateralized in the form of cash with a value of $44 that was reinvested in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Portfolio Investments.
(e) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $44.
(f) Rate shown is the 7-day yield as of May 31, 2024.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(h) The rate shown was the current yield as of May 31, 2024.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,811,805
Aggregate gross unrealized depreciation (1,039,216)
Net unrealized appreciation $ 772,589
Federal income tax cost $ 26,497,692

See accompanying notes to the financial statements.
MAY 31, 2024 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
31
HDG
::
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
E-Mini Euro 43 6/17/2024 U.S. Dollar $ 2,918,088 $ 29,775
Swap Agreements
a
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
263,236 3/6/2025
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
MSCI
Emerging Markets
ETF
f
5,330 — — 5,330
(2,464,597) 11/14/2024
Societe
Generale (5.78)%
S&P 500
®
Total
Return Index (511,935)
33,122 11/14/2024
Societe
Generale 5.98%
Russell 2000
®
Total
Return Index (4,068)
1,427,128 1/26/2026
Societe
Generale 5.38%
iShares
®
MSCI
Emerging Markets
ETF
f
12,009
1,781,161 11/14/2024
Societe
Generale 6.13%
iShares
®
MSCI EAFE
ETF
f
235,857
776,814 (268,137) — 268,137 —
60,034 11/7/2024 UBS AG 5.68%
Russell 2000
®
Total
Return Index 3,002
377,449 11/6/2025 UBS AG 5.13%
iShares
®
MSCI
Emerging Markets
ETF
f
25,387
1,219,534 1/26/2026 UBS AG 5.53%
iShares
®
MSCI EAFE
ETF
f
17,272
1,657,017 45,661 — — 45,661
2,697,067 (217,146)
Total Unrealized
Appreciation
298,857
Total Unrealized
Depreciation
(516,003)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

HIGH YIELD-INTEREST RATE HEDGED :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
32
HYHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 95 .1%
Aerospace & Defense — 2.8%
Spirit AeroSystems, Inc.
9.75%, 11/15/2030 (a) $ 548,000 $ 597,554
TransDigm, Inc.
5.50%, 11/15/2027 2,491,000 2,431,744
6.38%, 3/1/2029 (a) 389,000 388,258
Triumph Group, Inc.
9.00%, 3/15/2028 (a)(b) 417,000 430,516
3,848,072
Automobile Components — 1.3%
Allison Transmission, Inc.
3.75%, 1/30/2031 (a) 634,000 549,344
Icahn Enterprises LP
5.25%, 5/15/2027 569,000 521,853
Tenneco, Inc.
8.00%, 11/17/2028 (a) 748,000 683,040
1,754,237
Banks — 0.4%
UniCredit SpA
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.75%),
5.46%, 6/30/2035 (a)(c) 605,000 567,724
Broadline Retail — 0.4%
NMG Holding Co., Inc.
7.13%, 4/1/2026 (a) 498,000 495,343
Building Products — 2.6%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a) 398,000 347,573
EMRLD Borrower LP
6.63%, 12/15/2030 (a) 1,169,000 1,168,546
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a) 523,000 504,838
8.88%, 11/15/2031 (a) 628,000 661,210
Standard Industries, Inc.
4.38%, 7/15/2030 (a) 642,000 572,293
3.38%, 1/15/2031 (a) 374,000 312,120
3,566,580
Capital Markets — 1.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) 384,000 328,790
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a) 746,000 699,021
Jane Street Group
7.13%, 4/30/2031 (a) 500,000 508,871
1,536,682
Chemicals — 1.5%
Olympus Water US Holding Corp.
Investments
Principal
Amount Value
Corporate Bonds (continued)
9.75%, 11/15/2028 (a)(b) $ 662,000 $ 703,473
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a) 443,000 414,584
Tronox, Inc.
4.63%, 3/15/2029 (a) 432,000 391,202
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)(b) 558,000 512,074
2,021,333
Commercial Services & Supplies — 3.4%
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a) 698,000 629,974
7.88%, 2/15/2031 (a) 500,000 498,310
GFL Environmental, Inc.
6.75%, 1/15/2031 (a) 446,000 454,971
Madison IAQ LLC
5.88%, 6/30/2029 (a) 410,000 379,541
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,023,000 978,700
Prime Security Services Borrower LLC
3.38%, 8/31/2027 (a) 500,000 458,848
6.25%, 1/15/2028 (a) 614,000 603,747
Vericast Corp.
11.00%, 9/15/2026 (a) 553,000 594,475
4,598,566
Communications Equipment — 0.3%
CommScope, Inc.
4.75%, 9/1/2029 (a) 495,000 356,400
Construction & Engineering — 0.4%
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a) 500,000 536,944
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a) 171,000 164,782
3.50%, 3/15/2029 (a) 847,000 755,586
Performance Food Group, Inc.
4.25%, 8/1/2029 (a) 993,000 903,028
1,823,396
Containers & Packaging — 3.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (a)(b) 424,000 351,301
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)(b) 493,000 418,485
Ball Corp.
6.00%, 6/15/2029 837,000 837,578
2.88%, 8/15/2030 380,000 320,450
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a) 457,000 440,763
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a) 500,000 509,480
9.25%, 4/15/2027 (a) 834,000 829,839
Pactiv Evergreen Group Issuer, Inc.

See accompanying notes to the financial statements.
MAY 31, 2024 :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
33
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
4.00%, 10/15/2027 (a) $ 455,000 $ 424,658
Trivium Packaging Finance BV
5.50%, 8/15/2026 (a)(d) 367,000 361,804
4,494,358
Diversified Consumer Services — 0.3%
Wand NewCo 3, Inc.
7.63%, 1/30/2032 (a) 463,000 474,607
Diversified REITs — 1.0%
Uniti Group LP
REIT, 10.50%, 2/15/2028
(a) 966,000 965,964
REIT, 6.50%, 2/15/2029
(a) 500,000 350,392
1,316,356
Diversified Telecommunication Services — 5.7%
Altice France SA
5.13%, 7/15/2029 (a) 1,061,000 710,365
5.50%, 10/15/2029 (a) 928,000 623,763
CCO Holdings LLC
4.75%, 3/1/2030 (a) 717,000 609,546
4.25%, 2/1/2031 (a) 1,942,000 1,565,208
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (a) 652,000 608,859
8.75%, 5/15/2030 (a) 504,000 520,447
Intelsat Jackson Holdings SA
6.50%, 3/15/2030 (a) 1,144,000 1,076,643
Level 3 Financing, Inc.
11.00%, 11/15/2029 (a) 665,000 681,821
Lumen Technologies, Inc.
4.00%, 2/15/2027 (a) 500,000 257,500
Windstream Escrow LLC
7.75%, 8/15/2028 (a) 556,000 522,226
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)(b) 373,000 290,908
6.13%, 3/1/2028 (a) 514,000 349,591
7,816,877
Electric Utilities — 1.7%
NRG Energy, Inc.
3.63%, 2/15/2031 (a) 456,000 390,802
PG&E Corp.
5.00%, 7/1/2028 164,000 157,247
5.25%, 7/1/2030 622,000 591,596
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a) 828,000 800,830
7.75%, 10/15/2031 (a) 300,000 311,525
2,252,000
Electrical Equipment — 0.2%
Sensata Technologies BV
4.00%, 4/15/2029 (a) 361,000 327,930
Investments
Principal
Amount Value
Corporate Bonds (continued)
Energy Equipment & Services — 1.4%
Transocean, Inc.
8.75%, 2/15/2030 (a) $ 228,600 $ 238,602
USA Compression Partners LP
7.13%, 3/15/2029 (a) 419,000 419,366
Valaris Ltd.
8.38%, 4/30/2030 (a) 659,000 681,060
Weatherford International Ltd.
8.63%, 4/30/2030 (a) 592,000 612,036
1,951,064
Entertainment — 0.6%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a) 443,000 445,307
ROBLOX Corp.
3.88%, 5/1/2030 (a) 360,000 313,642
758,949
Financial Services — 3.7%
Block, Inc.
3.50%, 6/1/2031 459,000 393,086
6.50%, 5/15/2032 (a) 496,000 499,534
Boost Newco Borrower LLC
7.50%, 1/15/2031 (a) 1,000,000 1,036,505
Jefferies Finance LLC
5.00%, 8/15/2028 (a) 422,000 388,169
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a) 394,000 367,232
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a) 435,000 323,679
Nationstar Mortgage Holdings, Inc.
7.13%, 2/1/2032 (a) 500,000 497,627
NCR Atleos Corp.
9.50%, 4/1/2029 (a) 550,000 593,533
Rocket Mortgage LLC
2.88%, 10/15/2026 (a) 165,000 153,297
3.88%, 3/1/2031 (a) 932,000 805,480
5,058,142
Food Products — 0.9%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) 336,000 327,434
Post Holdings, Inc.
4.63%, 4/15/2030 (a) 1,048,000 951,445
1,278,879
Ground Transportation — 1.0%
Hertz Corp. (The)
5.00%, 12/1/2029 (a)(b) 366,000 239,254
Uber Technologies, Inc.
7.50%, 9/15/2027 (a) 791,000 805,333
4.50%, 8/15/2029 (a) 364,000 343,788
1,388,375

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
34
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Equipment & Supplies — 2.2%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a) $ 646,000 $ 607,314
Medline Borrower LP
3.88%, 4/1/2029 (a) 1,196,000 1,088,986
5.25%, 10/1/2029 (a) 1,324,000 1,247,595
2,943,895
Health Care Providers & Services — 4.6%
Community Health Systems, Inc.
5.63%, 3/15/2027 (a) 822,000 778,243
5.25%, 5/15/2030 (a) 576,000 478,200
DaVita, Inc.
4.63%, 6/1/2030 (a) 1,384,000 1,239,156
3.75%, 2/15/2031 (a) 340,000 284,930
LifePoint Health, Inc.
11.00%, 10/15/2030 (a) 477,000 524,823
Select Medical Corp.
6.25%, 8/15/2026 (a) 619,000 619,138
Star Parent, Inc.
9.00%, 10/1/2030 (a) 453,000 471,225
Tenet Healthcare Corp.
6.13%, 10/1/2028 1,342,000 1,328,733
6.13%, 6/15/2030 500,000 495,183
6,219,631
Health Care REITs — 0.4%
MPT Operating Partnership LP
REIT, 3.50%, 3/15/2031 853,000 553,168
Hotel & Resort REITs — 0.7%
RHP Hotel Properties LP
REIT, 6.50%, 4/1/2032 (a) 464,000 461,558
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) 420,000 439,549
901,107
Hotels, Restaurants & Leisure — 8.1%
1011778 BC ULC
3.88%, 1/15/2028 (a) 358,000 332,530
4.00%, 10/15/2030 (a) 1,469,000 1,277,802
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a) 203,000 206,772
7.00%, 2/15/2030 (a) 1,614,000 1,631,494
Carnival Corp.
5.75%, 3/1/2027 (a) 1,265,000 1,241,760
4.00%, 8/1/2028 (a) 1,042,000 961,773
Churchill Downs, Inc.
5.75%, 4/1/2030 (a) 500,000 478,597
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 324,000 291,490
6.75%, 1/15/2030 (a) 549,000 485,404
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/2032 (a) 488,000 413,778
Mohegan Tribal Gaming Authority
Investments
Principal
Amount Value
Corporate Bonds (continued)
8.00%, 2/1/2026 (a) $ 486,000 $ 456,636
NCL Corp. Ltd.
5.88%, 3/15/2026 (a) 831,000 816,657
Royal Caribbean Cruises Ltd.
5.50%, 4/1/2028 (a) 474,000 462,964
6.25%, 3/15/2032 (a) 644,000 641,273
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a) 301,000 309,085
Yum! Brands, Inc.
3.63%, 3/15/2031 238,000 207,275
4.63%, 1/31/2032 862,000 785,241
11,000,531
Independent Power and Renewable Electricity Producers — 1.4%
Calpine Corp.
4.50%, 2/15/2028 (a) 1,002,000 942,261
5.13%, 3/15/2028 (a) 409,000 390,963
Talen Energy Supply LLC
8.63%, 6/1/2030 (a) 542,000 578,437
1,911,661
Insurance — 3.4%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027 (a) 430,000 421,457
7.00%, 1/15/2031 (a) 916,000 918,366
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032 (a) 367,000 361,672
Howden UK Refinance plc
7.25%, 2/15/2031 (a) 370,000 367,220
HUB International Ltd.
7.25%, 6/15/2030 (a) 178,000 180,874
7.38%, 1/31/2032 (a) 1,523,000 1,526,215
Panther Escrow Issuer LLC
7.13%, 6/1/2031 (a) 865,000 872,125
4,647,929
Machinery — 1.3%
Chart Industries, Inc.
7.50%, 1/1/2030 (a) 596,000 613,745
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029 (a) 514,000 528,101
TK Elevator US Newco, Inc.
5.25%, 7/15/2027 (a) 721,000 693,553
1,835,399
Media — 9.8%
AMC Networks, Inc.
4.25%, 2/15/2029 440,000 310,483
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a) 705,000 666,112
7.50%, 6/1/2029 (a) 268,000 220,109
CMG Media Corp.
8.88%, 12/15/2027 (a)(b) 353,000 176,782
CSC Holdings LLC
5.75%, 1/15/2030 (a) 1,386,000 592,536
4.63%, 12/1/2030 (a) 425,000 178,575
Directv Financing LLC

See accompanying notes to the financial statements.
MAY 31, 2024 :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
35
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
5.88%, 8/15/2027 (a) $ 1,869,000 $ 1,754,683
DISH DBS Corp.
5.25%, 12/1/2026 (a) 1,284,000 1,025,667
DISH Network Corp.
11.75%, 11/15/2027 (a) 1,440,000 1,446,557
Gray Television, Inc.
5.38%, 11/15/2031 (a) 458,000 253,360
News Corp.
3.88%, 5/15/2029 (a) 813,000 740,204
Nexstar Media, Inc.
5.63%, 7/15/2027 (a) 503,000 474,845
4.75%, 11/1/2028 (a) 552,000 486,714
Paramount Global
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062 (c) 392,000 356,842
Radiate Holdco LLC
6.50%, 9/15/2028 (a) 659,000 302,675
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a) 1,206,000 1,077,322
3.88%, 9/1/2031 (a) 146,000 116,584
Stagwell Global LLC
5.63%, 8/15/2029 (a) 432,000 395,384
Sunrise FinCo. I BV
4.88%, 7/15/2031 (a) 519,000 463,296
TEGNA, Inc.
4.63%, 3/15/2028 (b) 735,000 662,312
5.00%, 9/15/2029 42,000 36,906
Univision Communications, Inc.
6.63%, 6/1/2027 (a) 862,000 833,774
8.00%, 8/15/2028 (a) 373,000 367,414
VZ Secured Financing BV
5.00%, 1/15/2032 (a) 598,000 507,958
13,447,094
Metals & Mining — 1.3%
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (a) 1,161,000 1,143,521
Mineral Resources Ltd.
9.25%, 10/1/2028 (a) 115,000 120,972
Novelis Corp.
4.75%, 1/30/2030 (a) 624,000 576,628
1,841,121
Oil, Gas & Consumable Fuels — 8.6%
CITGO Petroleum Corp.
7.00%, 6/15/2025 (a) 484,000 484,245
8.38%, 1/15/2029 (a) 450,000 465,723
Civitas Resources, Inc.
8.38%, 7/1/2028 (a) 500,000 524,421
8.75%, 7/1/2031 (a) 665,000 710,001
Comstock Resources, Inc.
6.75%, 3/1/2029 (a) 449,000 433,918
CQP Holdco LP
5.50%, 6/15/2031 (a) 589,000 551,893
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a) 411,000 435,176
Investments
Principal
Amount Value
Corporate Bonds (continued)
DT Midstream, Inc.
4.38%, 6/15/2031 (a) $ 873,000 $ 784,085
EQM Midstream Partners LP
4.75%, 1/15/2031 (a) 407,000 373,603
ITT Holdings LLC
6.50%, 8/1/2029 (a) 509,000 465,905
Kinetik Holdings LP
5.88%, 6/15/2030 (a) 256,000 249,503
New Fortress Energy, Inc.
6.50%, 9/30/2026 (a) 858,000 807,390
NGL Energy Operating LLC
8.38%, 2/15/2032 (a) 611,000 622,391
Permian Resources Operating LLC
7.00%, 1/15/2032 (a) 400,000 408,433
Southwestern Energy Co.
5.38%, 3/15/2030 440,000 423,217
4.75%, 2/1/2032 600,000 543,843
Tullow Oil plc
10.25%, 5/15/2026 (a) 612,000 590,414
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 1,306,000 1,416,628
8.38%, 6/1/2031 (a) 922,000 949,398
Vital Energy, Inc.
7.88%, 4/15/2032 (a) 451,000 456,904
11,697,091
Passenger Airlines — 3.4%
American Airlines, Inc.
5.50%, 4/20/2026 (a)(b) 906,000 897,053
5.75%, 4/20/2029 (a) 967,000 933,937
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026 (a) 518,000 477,649
United Airlines, Inc.
4.38%, 4/15/2026 (a) 840,000 809,454
4.63%, 4/15/2029 (a) 1,116,000 1,031,506
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a) 552,000 443,241
4,592,840
Pharmaceuticals — 2.6%
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a) 615,000 453,784
11.00%, 9/30/2028 (a) 899,000 784,378
Endo Finance Holdings, Inc.
8.50%, 4/15/2031 (a) 331,000 339,202
Organon & Co.
4.13%, 4/30/2028 (a) 2,068,000 1,910,115
5.13%, 4/30/2031 (a) 103,000 90,924
3,578,403
Software — 4.9%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a) 914,000 829,201
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a) 1,719,000 1,630,087
9.00%, 9/30/2029 (a) 1,249,000 1,207,780
McAfee Corp.
7.38%, 2/15/2030 (a) 848,000 784,180

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
36
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
NCR Voyix Corp.
5.13%, 4/15/2029 (a) $ 476,000 $ 441,592
UKG, Inc.
6.88%, 2/1/2031 (a) 1,032,000 1,039,266
Veritas US, Inc.
7.50%, 9/1/2025 (a) 885,000 808,475
6,740,581
Specialized REITs — 1.5%
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030
(a) 211,000 197,293
REIT, 4.50%, 2/15/2031
(a) 967,000 860,617
SBA Communications Corp.
REIT, 3.88%, 2/15/2027 60,000 56,772
REIT, 3.13%, 2/1/2029 1,099,000 966,818
2,081,500
Specialty Retail — 1.4%
eG Global Finance plc
12.00%, 11/30/2028 (a) 400,000 414,409
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a) 415,000 385,021
Michaels Cos., Inc. (The)
7.88%, 5/1/2029 (a) 523,000 354,484
PetSmart, Inc.
4.75%, 2/15/2028 (a) 438,000 406,900
7.75%, 2/15/2029 (a) 393,000 376,121
1,936,935
Trading Companies & Distributors — 3.4%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a) 419,000 432,198
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 5/1/2028 (a) 865,000 834,721
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (a) 650,000 581,600
Herc Holdings, Inc.
5.50%, 7/15/2027 (a) 420,000 410,275
Imola Merger Corp.
4.75%, 5/15/2029 (a) 826,000 770,670
United Rentals North America, Inc.
3.88%, 2/15/2031 332,000 292,129
6.13%, 3/15/2034 (a) 770,000 755,287
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a) 577,000 587,792
4,664,672
Wireless Telecommunication Services — 0.8%
Vmed O2 UK Financing I plc
4.25%, 1/31/2031 (a) 561,000 461,852
4.75%, 7/15/2031 (a) 783,000 650,000
1,111,852
Total Corporate Bonds
(Cost $134,134,218) 129,928,224
Investments
Shares Value
Securities Lending Reinvestments (e) — 1 .4%
Investment Companies — 1 .4%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (f)
(Cost $1,956,428) 1,956,428 $ 1,956,428
Principal
Amount
Short-Term Investments — 2 .3%
Repurchase Agreements (g) — 2 .3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $3,146,356
(Cost $3,144,963) $ 3,144,963 3,144,963
Total Investments — 98.8%
(Cost $139,235,609) 135,029,615
Other assets less liabilities — 1.2% 1,617,322
Net Assets — 100.0% $ 136,646,937
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.The aggregate value of these securities as of
May 31, 2024 was $117,655,748 which represents 86.10% of
net assets.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024 was
$1,946,337, collateralized in the form of cash with a value of
$1,956,428 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $37,222 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from July
15, 2024 – August 15, 2053. The total value of collateral is
$1,993,650.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
May 31, 2024.
(d) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of May 31, 2024.
(e) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $1,956,428.
(f) Rate shown is the 7-day yield as of May 31, 2024.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
MAY 31, 2024 :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
37
HYHG
::
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,335,819
Aggregate gross unrealized depreciation (6,042,102)
Net unrealized depreciation $ (4,706,283)
Federal income tax cost $ 139,545,536
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 319 9/19/2024 U.S. Dollar $ 34,706,203 $ (64,714)
U.S. Treasury 2 Year Note 226 9/30/2024 U.S. Dollar 46,036,907 (42,557)
U.S. Treasury 5 Year Note 495 9/30/2024 U.S. Dollar 52,369,453 (83,091)
$ (190,362)

INFLATION EXPECTATIONS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
38
RINF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94 .1%
Repurchase Agreements (a) — 71 .5%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $15,749,699
(Cost $15,742,726) $ 15,742,726 $ 15,742,726
U.S. Treasury Obligations — 22 .6%
U.S. Treasury Bills
5.29%, 6/27/2024 (b)
(Cost $4,981,059) 5,000,000 4,982,484
Total Short-Term Investments
(Cost $20,723,785) 20,725,210
Total Investments — 94.1%
(Cost $20,723,785) 20,725,210
Other assets less liabilities — 5.9% 1,302,227
Net Assets — 100.0% $ 22,027,437
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 799,100
Aggregate gross unrealized depreciation (2,397,330)
Net unrealized depreciation $ (1,598,230)
Federal income tax cost $ 20,723,785
Swap Agreements
a
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,490,590 12/10/2024 Citibank NA 5.21%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Bond
inverse index)
f
661,519
6,554,336 12/10/2024 Citibank NA 5.24%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Inflation-
Protected Securities
(TIPS) bond)
f
(674,055)
11,044,926 (12,536) — 12,536 —
15,466,664 11/6/2024
Societe
Generale 5.36%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Inflation-
Protected Securities
(TIPS) bond)
f
136,156
25,077,391 11/6/2024
Societe
Generale 5.18%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Bond
inverse index)
f
(1,723,275)
40,544,055 (1,587,119) — 1,587,119 —
51,588,981 (1,599,655)
Total Unrealized
Appreciation
797,675
Total Unrealized
Depreciation
(2,397,330)

See accompanying notes to the financial statements.
MAY 31, 2024 :: INFLATION EXPECTATIONS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
39
RINF
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/resources/
FTSE_30_Year_TIPS_May.pdf.

INVESTMENT GRADE-INTEREST RATE HEDGED :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
40
IGHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 93 .6%
Aerospace & Defense — 2.2%
GE Capital International Funding Co. Unlimited
Co.
4.42%, 11/15/2035 $ 1,209,000 $ 1,109,221
General Electric Co.
6.75%, 3/15/2032 1,088,000 1,185,870
Lockheed Martin Corp.
4.07%, 12/15/2042 1,062,000 891,005
RTX Corp.
4.50%, 6/1/2042 3,613,000 3,130,653
6,316,749
Air Freight & Logistics — 0.6%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,756,000 1,900,252
Automobiles — 2.2%
Ford Motor Co.
7.45%, 7/16/2031 1,609,000 1,723,948
4.75%, 1/15/2043 874,000 704,891
General Motors Co.
6.25%, 10/2/2043 1,843,000 1,832,538
5.20%, 4/1/2045 580,000 508,768
Mercedes-Benz Finance North America LLC
8.50%, 1/18/2031 1,341,000 1,596,934
6,367,079
Banks — 25.0%
Banco Santander SA
3.49%, 5/28/2030 1,406,000 1,252,444
6.92%, 8/8/2033 2,776,000 2,915,214
6.94%, 11/7/2033 1,200,000 1,303,494
Bank of America Corp.
6.11%, 1/29/2037 561,000 582,943
7.75%, 5/14/2038 1,696,000 2,016,715
5.88%, 2/7/2042 3,596,000 3,765,812
5.00%, 1/21/2044 667,000 631,871
Bank of America NA
6.00%, 10/15/2036 1,044,000 1,085,215
Bank of Nova Scotia (The)
4.85%, 2/1/2030 1,106,000 1,082,717
Barclays plc
5.25%, 8/17/2045 (a) 2,611,000 2,486,700
Citigroup, Inc.
6.63%, 6/15/2032 796,000 846,082
8.13%, 7/15/2039 386,000 481,969
6.68%, 9/13/2043 2,671,000 2,913,922
4.75%, 5/18/2046 2,748,000 2,400,717
Cooperatieve Rabobank UA
5.25%, 5/24/2041 1,358,000 1,351,167
5.75%, 12/1/2043 1,001,000 994,112
5.25%, 8/4/2045 1,267,000 1,207,956
Fifth Third Bancorp
8.25%, 3/1/2038 887,000 1,037,608
HSBC Holdings plc
Investments
Principal
Amount Value
Corporate Bonds (continued)
4.95%, 3/31/2030 $ 765,000 $ 747,872
6.50%, 5/2/2036 1,325,000 1,393,890
6.50%, 9/15/2037 2,894,000 3,024,304
5.25%, 3/14/2044 1,202,000 1,122,342
JPMorgan Chase & Co.
6.40%, 5/15/2038 2,848,000 3,147,396
5.50%, 10/15/2040 4,548,000 4,574,983
5.40%, 1/6/2042 248,000 247,321
4.85%, 2/1/2044 250,000 232,886
4.95%, 6/1/2045 (a) 298,000 277,423
Lloyds Banking Group plc
4.34%, 1/9/2048 1,283,000 1,002,186
Mitsubishi UFJ Financial Group, Inc.
2.56%, 2/25/2030 654,000 565,197
2.05%, 7/17/2030 1,439,000 1,192,518
3.75%, 7/18/2039 1,478,000 1,231,590
Mizuho Financial Group, Inc.
2.56%, 9/13/2031 882,000 716,226
Royal Bank of Canada
2.30%, 11/3/2031 2,812,000 2,311,792
5.00%, 2/1/2033 842,000 824,393
5.15%, 2/1/2034 1,748,000 1,719,892
Sumitomo Mitsui Financial Group, Inc.
5.71%, 1/13/2030 2,259,000 2,293,902
2.75%, 1/15/2030 1,261,000 1,098,605
2.13%, 7/8/2030 447,000 371,365
2.22%, 9/17/2031 517,000 418,624
5.77%, 1/13/2033 1,201,000 1,231,251
6.18%, 7/13/2043 1,115,000 1,215,541
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 1,354,000 1,165,515
4.46%, 6/8/2032 (a) 1,950,000 1,830,133
Wells Fargo & Co.
5.61%, 1/15/2044 3,731,000 3,616,727
4.65%, 11/4/2044 154,000 131,861
4.90%, 11/17/2045 3,507,000 3,083,150
4.75%, 12/7/2046 833,000 715,735
Wells Fargo Bank NA
6.60%, 1/15/2038 437,000 475,348
Westpac Banking Corp.
2.15%, 6/3/2031 791,000 654,254
4.42%, 7/24/2039 381,000 333,044
2.96%, 11/16/2040 557,000 387,626
3.13%, 11/18/2041 (a) 2,181,000 1,525,352
73,236,902
Beverages — 3.4%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,412,000 1,318,796
Coca-Cola Co. (The)
3.45%, 3/25/2030 1,638,000 1,516,730
1.65%, 6/1/2030 2,943,000 2,439,434
2.25%, 1/5/2032 1,183,000 986,444
2.50%, 6/1/2040 250,000 175,160
2.60%, 6/1/2050 354,000 218,440
3.00%, 3/5/2051 1,794,000 1,206,210
2.50%, 3/15/2051 1,869,000 1,124,572
Molson Coors Beverage Co.

See accompanying notes to the financial statements.
MAY 31, 2024 :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
41
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
5.00%, 5/1/2042 $ 1,017,000 $ 927,991
9,913,777
Biotechnology — 0.7%
AbbVie, Inc.
4.40%, 11/6/2042 2,395,000 2,099,894
Capital Markets — 6.7%
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 1,485,000 1,607,617
6.25%, 2/1/2041 4,679,000 5,001,334
5.15%, 5/22/2045 2,088,000 1,971,817
Jefferies Financial Group, Inc.
4.15%, 1/23/2030 892,000 821,576
Morgan Stanley
6.38%, 7/24/2042 1,140,000 1,262,297
4.30%, 1/27/2045 1,000 855
4.38%, 1/22/2047 5,325,000 4,566,598
Nomura Holdings, Inc.
3.10%, 1/16/2030 1,230,000 1,080,654
2.68%, 7/16/2030 1,161,000 982,357
2.61%, 7/14/2031 868,000 711,202
UBS Group AG
4.88%, 5/15/2045 1,802,000 1,639,640
19,645,947
Communications Equipment — 1.3%
Cisco Systems, Inc.
5.90%, 2/15/2039 3,474,000 3,677,115
5.50%, 1/15/2040 248,000 251,906
3,929,021
Consumer Finance — 2.5%
Ally Financial, Inc.
8.00%, 11/1/2031 1,890,000 2,065,642
American Express Co.
4.05%, 12/3/2042 975,000 817,844
John Deere Capital Corp.
4.70%, 6/10/2030 741,000 729,374
Series I, 5.15%, 9/8/2033 1,925,000 1,925,797
Toyota Motor Credit Corp.
3.38%, 4/1/2030 1,078,000 986,388
5.55%, 11/20/2030 863,000 881,334
7,406,379
Consumer Staples Distribution & Retail — 1.1%
Target Corp.
4.00%, 7/1/2042 894,000 752,937
Walmart, Inc.
6.50%, 8/15/2037 2,210,000 2,499,731
3,252,668
Diversified Telecommunication Services — 5.2%
Sprint Capital Corp.
8.75%, 3/15/2032 1,869,000 2,233,837
Telefonica Emisiones SA
Investments
Principal
Amount Value
Corporate Bonds (continued)
7.05%, 6/20/2036 $ 1,815,000 $ 1,966,139
5.21%, 3/8/2047 2,384,000 2,118,586
4.90%, 3/6/2048 1,145,000 969,091
Verizon Communications, Inc.
4.50%, 8/10/2033 2,108,000 1,973,207
4.27%, 1/15/2036 215,000 193,297
5.25%, 3/16/2037 965,000 946,641
4.81%, 3/15/2039 1,905,000 1,758,385
4.86%, 8/21/2046 503,000 458,062
4.52%, 9/15/2048 2,965,000 2,526,009
15,143,254
Electric Utilities — 0.6%
Duke Energy Florida LLC
6.40%, 6/15/2038 850,000 902,887
Georgia Power Co.
4.30%, 3/15/2042 885,000 754,357
1,657,244
Electrical Equipment — 0.3%
Eaton Corp.
4.15%, 11/2/2042 869,000 740,281
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 984,000 934,234
Entertainment — 1.7%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044 127,000 105,844
Walt Disney Co. (The)
3.80%, 3/22/2030 1,861,000 1,744,260
2.65%, 1/13/2031 2,036,000 1,764,501
6.65%, 11/15/2037 1,349,000 1,505,297
5,119,902
Financial Services — 3.3%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 (a) 1,319,000 1,228,466
Shell International Finance BV
4.13%, 5/11/2035 1,622,000 1,479,550
6.38%, 12/15/2038 1,975,000 2,162,720
4.55%, 8/12/2043 610,000 542,713
4.38%, 5/11/2045 498,000 426,790
4.00%, 5/10/2046 1,165,000 933,884
3.75%, 9/12/2046 3,617,000 2,802,173
9,576,296
Food Products — 0.7%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 1,178,000 1,068,706
Unilever Capital Corp.
5.90%, 11/15/2032 973,000 1,029,164
2,097,870

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
42
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Equipment & Supplies — 1.0%
Medtronic, Inc.
4.38%, 3/15/2035 $ 1,052,000 $ 980,790
4.63%, 3/15/2045 2,330,000 2,096,208
3,076,998
Health Care Providers & Services — 2.2%
Ascension Health
3.95%, 11/15/2046 974,000 799,920
Elevance Health, Inc.
4.65%, 1/15/2043 904,000 796,324
UnitedHealth Group, Inc.
2.00%, 5/15/2030 1,888,000 1,587,618
4.63%, 7/15/2035 1,314,000 1,248,694
6.88%, 2/15/2038 1,160,000 1,320,514
4.75%, 7/15/2045 750,000 680,669
6,433,739
Household Products — 0.9%
Procter & Gamble Co. (The)
3.00%, 3/25/2030 1,049,000 957,493
1.20%, 10/29/2030 1,694,000 1,363,036
1.95%, 4/23/2031 431,000 361,461
2,681,990
Insurance — 1.1%
MetLife, Inc.
5.70%, 6/15/2035 798,000 813,754
4.88%, 11/13/2043 1,675,000 1,521,694
4.05%, 3/1/2045 8,000 6,441
Prudential Funding Asia plc
3.13%, 4/14/2030 961,000 854,911
3,196,800
IT Services — 1.6%
International Business Machines Corp.
4.15%, 5/15/2039 771,000 657,441
4.00%, 6/20/2042 1,441,000 1,167,649
4.25%, 5/15/2049 3,712,000 2,989,120
4,814,210
Machinery — 0.5%
Caterpillar, Inc.
3.80%, 8/15/2042 1,751,000 1,421,895
Media — 2.9%
Comcast Corp.
4.25%, 1/15/2033 1,597,000 1,480,961
Paramount Global
6.88%, 4/30/2036 512,000 487,366
4.38%, 3/15/2043 2,154,000 1,474,292
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 1,068,000 1,180,480
Time Warner Cable LLC
6.55%, 5/1/2037 1,626,000 1,538,628
Investments
Principal
Amount Value
Corporate Bonds (continued)
7.30%, 7/1/2038 $ 326,000 $ 329,906
6.75%, 6/15/2039 2,126,000 2,060,074
8,551,707
Metals & Mining — 3.3%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 9,000 7,603
5.00%, 9/30/2043 3,137,000 2,914,107
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 1,051,000 1,020,559
Southern Copper Corp.
6.75%, 4/16/2040 1,844,000 2,012,942
5.25%, 11/8/2042 248,000 229,958
5.88%, 4/23/2045 1,248,000 1,232,360
Vale Overseas Ltd.
6.88%, 11/21/2036 2,183,000 2,307,767
6.88%, 11/10/2039 35,000 37,114
9,762,410
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 1,555,000 1,618,574
Oil, Gas & Consumable Fuels — 5.6%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 765,000 784,725
CNOOC Petroleum North America ULC
6.40%, 5/15/2037 1,475,000 1,638,852
ConocoPhillips
6.50%, 2/1/2039 1,485,000 1,633,784
Hess Corp.
5.60%, 2/15/2041 950,000 944,074
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,823,000 1,973,224
Kinder Morgan, Inc.
7.75%, 1/15/2032 801,000 898,650
Occidental Petroleum Corp.
6.45%, 9/15/2036 1,444,000 1,504,743
Phillips 66
5.88%, 5/1/2042 1,390,000 1,402,063
Suncor Energy, Inc.
6.50%, 6/15/2038 1,094,000 1,143,422
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 2,204,000 2,254,590
Valero Energy Corp.
6.63%, 6/15/2037 1,151,000 1,226,174
Williams Cos., Inc. (The)
6.30%, 4/15/2040 1,056,000 1,091,357
16,495,658
Pharmaceuticals — 6.3%
AstraZeneca plc
6.45%, 9/15/2037 992,000 1,097,043
4.00%, 9/18/2042 4,078,000 3,407,496
4.38%, 11/16/2045 300,000 259,321
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 2,635,000 2,903,019

See accompanying notes to the financial statements.
MAY 31, 2024 :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
43
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Johnson & Johnson
5.95%, 8/15/2037 $ 993,000 $ 1,074,972
Merck & Co., Inc.
4.15%, 5/18/2043 1,264,000 1,071,588
Novartis Capital Corp.
4.40%, 5/6/2044 1,725,000 1,529,642
Pfizer, Inc.
4.00%, 12/15/2036 2,698,000 2,391,698
7.20%, 3/15/2039 3,148,000 3,701,202
4.40%, 5/15/2044 46,000 40,793
4.13%, 12/15/2046 300,000 247,433
Wyeth LLC
5.95%, 4/1/2037 634,000 663,737
18,387,944
Software — 1.5%
Oracle Corp.
6.50%, 4/15/2038 4,094,000 4,360,135
6.13%, 7/8/2039 83,000 85,451
4,445,586
Specialty Retail — 1.0%
Home Depot, Inc. (The)
5.88%, 12/16/2036 2,770,000 2,905,150
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.
3.85%, 5/4/2043 200,000 166,946
4.45%, 5/6/2044 645,000 592,119
3.45%, 2/9/2045 5,357,000 4,153,147
4.38%, 5/13/2045 1,713,000 1,523,427
HP, Inc.
6.00%, 9/15/2041 (a) 1,086,000 1,109,697
7,545,336
Tobacco — 1.4%
Altria Group, Inc.
5.38%, 1/31/2044 1,775,000 1,681,817
Philip Morris International, Inc.
6.38%, 5/16/2038 1,578,000 1,690,269
4.25%, 11/10/2044 1,031,000 834,527
4,206,613
Wireless Telecommunication Services — 3.3%
America Movil SAB de CV
6.13%, 3/30/2040 2,001,000 2,075,170
4.38%, 7/16/2042 892,000 759,384
Telefonica Europe BV
8.25%, 9/15/2030 1,161,000 1,309,529
Vodafone Group plc
6.15%, 2/27/2037 3,417,000 3,560,438
4.88%, 6/19/2049 184,000 159,916
4.25%, 9/17/2050 2,186,000 1,707,245
9,571,682
Total Corporate Bonds
(Cost $275,478,830) 274,454,041
Investments
Principal
Amount Value
Asset-Backed Securities - 0 .4%
United Airlines Pass-Through Trust
Series 2023-1, Class A,
5.80%, 1/15/2036
(Cost $1,242,342) $ 1,223,000 $ 1,224,671
Shares
Securities Lending Reinvestments (b) — 1 .0%
Investment Companies — 1 .0%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $3,015,345) 3,015,345 3,015,345
Principal
Amount
Short-Term Investments — 0 .5%
Repurchase Agreements (d) — 0 .5%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $1,446,671
(Cost $1,446,030) 1,446,030 1,446,030
Total Investments — 95.5%
(Cost $281,182,547) 280,140,087
Other assets less liabilities — 4.5% 13,133,870
Net Assets — 100.0% $ 293,273,957
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024 was
$2,926,241, collateralized in the form of cash with a value of
$3,015,345 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $3,015,345.
(c) Rate shown is the 7-day yield as of May 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
44
IGHG
::
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,386,861
Aggregate gross unrealized depreciation (9,260,495)
Net unrealized depreciation $ (4,873,634)
Federal income tax cost $ 284,537,572
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 694 9/19/2024 U.S. Dollar $ 75,505,031 $ (148,427)
U.S. Treasury Long Bond 1,464 9/19/2024 U.S. Dollar 169,915,500 (311,451)
U.S. Treasury Ultra Bond 168 9/19/2024 U.S. Dollar 20,569,500 (16,271)
$ (476,149)

MAY 31, 2024 :: K-1 FREE CRUDE OIL STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
45
OILK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 82 .4%
Repurchase Agreements (a) — 82 .4%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $109,936,759
(Cost $109,888,079) $ 109,888,079 $ 109,888,079
Total Investments — 82.4%
(Cost $109,888,079) 109,888,079
Other assets less liabilities — 17.6% 23,443,733
Net Assets — 100.0% $ 133,331,812
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,212,488
Aggregate gross unrealized depreciation (594,627)
Net unrealized appreciation $ 617,861
Federal income tax cost $ 109,888,079
Futures Contracts Purchased
K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
WTI Crude Oil 563 7/22/2024 U.S. Dollar $ 43,198,990 $ (495,296)
WTI Crude Oil 596 11/20/2024 U.S. Dollar 44,801,320 (99,331)
WTI Crude Oil 619 5/20/2025 U.S. Dollar 45,261,280 1,212,488
$ 617,861

LARGE CAP CORE PLUS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
46
CSM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 97 .5%
Aerospace & Defense — 2.5%
Boeing Co. (The)* 11,263 $ 2,000,421
General Electric Co. 15,564 2,570,239
Howmet Aerospace, Inc. 17,909 1,515,997
Huntington Ingalls Industries,
Inc. 5,493 1,390,278
Lockheed Martin Corp. 4,343 2,042,687
Textron, Inc. 14,992 1,313,449
10,833,071
Air Freight & Logistics — 0.4%
FedEx Corp. 6,691 1,699,246
Automobile Components — 0.5%
Aptiv plc* 17,515 1,458,299
BorgWarner, Inc. 21,457 765,157
2,223,456
Automobiles — 1.1%
Ford Motor Co. 67,100 813,923
General Motors Co. 37,056 1,667,150
Tesla, Inc.* 13,454 2,395,888
4,876,961
Banks — 2.2%
Bank of America Corp. 32,285 1,291,077
Citizens Financial Group, Inc. 20,371 718,893
Comerica, Inc. 8,776 449,682
Fifth Third Bancorp 16,056 600,816
Huntington Bancshares, Inc. 79,595 1,107,962
JPMorgan Chase & Co. 14,530 2,944,214
M&T Bank Corp. 8,078 1,224,625
Regions Financial Corp. 9,433 182,529
Truist Financial Corp. 12,634 476,933
Wells Fargo & Co. 10,452 626,284
9,623,015
Beverages — 0.9%
Coca-Cola Co. (The) 8,158 513,383
Molson Coors Beverage Co.,
Class
a
B 23,425 1,283,924
Monster Beverage Corp.* 14,413 748,323
PepsiCo, Inc. 7,211 1,246,782
3,792,412
Biotechnology — 1.3%
AbbVie, Inc. 9,862 1,590,149
Amgen, Inc. 588 179,840
Biogen, Inc.* 2,537 570,673
Gilead Sciences, Inc. 24,632 1,583,098
Incyte Corp.* 23,012 1,329,863
Vertex Pharmaceuticals, Inc.* 496 225,849
5,479,472
Broadline Retail — 2.6%
Amazon.com, Inc.* 60,880 10,741,667
eBay, Inc. 13,705 743,085
11,484,752
Investments
Shares Value
Common Stocks (a) (continued)
Building Products — 0.6%
A O Smith Corp. 3,954 $ 330,712
Allegion plc 3,996 486,793
Masco Corp. 2,271 158,788
Trane Technologies plc 5,593 1,831,484
2,807,777
Capital Markets — 3.2%
Bank of New York Mellon Corp.
(The) 24,088 1,435,886
Blackstone, Inc. 16,100 1,940,050
Cboe Global Markets, Inc. 7,387 1,277,877
CME Group, Inc. 8,522 1,729,796
Franklin Resources, Inc. 56,739 1,339,040
Invesco Ltd. 39,314 617,623
MarketAxess Holdings, Inc. 4,388 872,905
MSCI, Inc., Class
a
A 1,188 588,274
Northern Trust Corp. 14,131 1,190,396
State Street Corp. 18,760 1,418,068
T. Rowe Price Group, Inc. 11,422 1,345,854
13,755,769
Chemicals — 1.2%
Air Products and Chemicals,
Inc. 2,254 601,142
Celanese Corp., Class
a
A 5,961 906,311
Eastman Chemical Co. 13,610 1,379,101
Linde plc 860 374,547
LyondellBasell Industries NV,
Class
a
A 7,117 707,572
PPG Industries, Inc. 9,269 1,218,039
5,186,712
Commercial Services & Supplies — 0.6%
Republic Services, Inc., Class
a
A 8,309 1,538,744
Rollins, Inc. 24,527 1,120,639
Waste Management, Inc. 772 162,683
2,822,066
Communications Equipment — 1.2%
Arista Networks, Inc.* 4,075 1,212,924
Cisco Systems, Inc. 46,145 2,145,742
F5, Inc.* 7,015 1,185,325
Motorola Solutions, Inc. 2,341 854,254
5,398,245
Consumer Finance — 0.5%
Capital One Financial Corp. 7,180 988,183
Synchrony Financial 31,176 1,365,509
2,353,692
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp. 1,627 1,317,691
Kroger Co. (The) 27,997 1,466,203
Sysco Corp. 7,984 581,395
Target Corp. 10,578 1,651,861
Walgreens Boots Alliance, Inc. 79,829 1,294,826

See accompanying notes to the financial statements.
MAY 31, 2024 :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
47
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Walmart, Inc. 10,429 $ 685,811
6,997,787
Containers & Packaging — 0.1%
International Paper Co. 4,084 184,148
Packaging Corp. of America 900 165,141
349,289
Distributors — 0.3%
Genuine Parts Co. 5,340 769,708
LKQ Corp. 12,398 533,486
1,303,194
Diversified Telecommunication Services — 0.2%
AT&T, Inc. 42,940 782,367
Verizon Communications, Inc. 6,003 247,023
1,029,390
Electric Utilities — 2.0%
Alliant Energy Corp. 16,180 833,108
Edison International 15,643 1,202,165
Entergy Corp. 12,559 1,412,762
FirstEnergy Corp. 11,623 467,942
NRG Energy, Inc. 18,543 1,501,983
PG&E Corp. 68,783 1,275,237
Pinnacle West Capital Corp. 7,233 570,394
Xcel Energy, Inc. 27,425 1,520,716
8,784,307
Electrical Equipment — 1.1%
AMETEK, Inc. 9,295 1,576,246
Eaton Corp. plc 3,865 1,286,466
Emerson Electric Co. 15,376 1,724,572
4,587,284
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class
a
A 14,474 1,915,923
Jabil, Inc. 3,133 372,514
TE Connectivity Ltd. 11,057 1,655,233
Teledyne Technologies, Inc.* 3,556 1,411,554
Trimble, Inc.* 3,010 167,597
5,522,821
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class
a
A 45,278 1,515,907
Halliburton Co. 37,910 1,391,297
Schlumberger NV 34,330 1,575,404
4,482,608
Entertainment — 0.8%
Electronic Arts, Inc. 11,431 1,518,951
Live Nation Entertainment, Inc.* 3,009 282,064
Netflix, Inc.* 2,435 1,562,345
Walt Disney Co. (The) 2,566 266,633
3,629,993
Financial Services — 2.7%
Berkshire Hathaway, Inc.,
Class
a
B* 10,247 4,246,357
Investments
Shares Value
Common Stocks (a) (continued)
Jack Henry & Associates, Inc. 3,363 $ 553,819
Mastercard, Inc., Class
a
A 3,429 1,533,003
PayPal Holdings, Inc.* 14,037 884,191
Visa, Inc., Class
a
A 16,149 4,399,956
11,617,326
Food Products — 2.0%
Bunge Global SA 13,247 1,425,245
Campbell Soup Co. 16,815 746,250
Conagra Brands, Inc. 16,111 481,397
Hershey Co. (The) 4,992 987,567
Hormel Foods Corp. 9,185 284,551
J M Smucker Co. (The) 7,609 849,469
Kellanova 14,338 865,155
Kraft Heinz Co. (The) 16,334 577,734
Lamb Weston Holdings, Inc. 7,896 697,138
McCormick & Co., Inc.
(Non-Voting) 3,524 254,503
Tyson Foods, Inc., Class
a
A 23,810 1,363,122
8,532,131
Gas Utilities — 0.2%
Atmos Energy Corp. 8,918 1,033,775
Ground Transportation — 0.7%
CSX Corp. 34,690 1,170,787
Uber Technologies, Inc.* 31,205 2,014,595
3,185,382
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories 2,409 246,176
Baxter International, Inc. 39,686 1,352,896
Becton Dickinson & Co. 689 159,827
Dexcom, Inc.* 3,838 455,839
GE HealthCare Technologies,
Inc. 12,193 951,054
Hologic, Inc.* 5,764 425,268
IDEXX Laboratories, Inc.* 3,153 1,566,883
Insulet Corp.* 3,590 636,112
Intuitive Surgical, Inc.* 1,106 444,745
Medtronic plc 14,217 1,156,837
ResMed, Inc. 5,211 1,075,186
Solventum Corp.* 15,469 917,930
STERIS plc 5,130 1,143,374
Stryker Corp. 2,251 767,794
Teleflex, Inc. 6,113 1,278,045
12,577,966
Health Care Providers & Services — 3.6%
Cardinal Health, Inc. 15,034 1,492,425
Cencora, Inc. 6,529 1,479,276
Centene Corp.* 20,867 1,493,868
Cigna Group (The) 5,719 1,970,882
CVS Health Corp. 32,803 1,955,059
HCA Healthcare, Inc. 2,134 725,026
Humana, Inc. 2,854 1,022,074
McKesson Corp. 3,301 1,880,217
Molina Healthcare, Inc.* 2,608 820,425
UnitedHealth Group, Inc. 4,237 2,098,883

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
48
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 2,576 $ 488,925
15,427,060
Health Care REITs — 0.2%
Welltower, Inc., REIT 9,005 933,548
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 75,764 1,359,206
Hotels, Restaurants & Leisure — 3.2%
Airbnb, Inc., Class
a
A* 6,504 942,625
Caesars Entertainment, Inc.* 37,019 1,316,396
Carnival Corp.* 97,103 1,464,313
Las Vegas Sands Corp. 30,170 1,358,555
Marriott International, Inc.,
Class
a
A 5,788 1,338,012
McDonald's Corp. 1,999 517,521
MGM Resorts International* 24,281 975,368
Norwegian Cruise Line Holdings
Ltd.* 82,754 1,373,716
Royal Caribbean Cruises Ltd.* 10,801 1,595,092
Starbucks Corp. 20,007 1,604,961
Wynn Resorts Ltd. 13,228 1,255,073
13,741,632
Household Durables — 1.3%
DR Horton, Inc. 7,134 1,054,405
Garmin Ltd. 8,119 1,330,298
Lennar Corp., Class
a
A 9,975 1,599,492
PulteGroup, Inc. 12,691 1,488,908
5,473,103
Household Products — 0.9%
Church & Dwight Co., Inc. 2,571 275,123
Clorox Co. (The) 8,835 1,162,333
Kimberly-Clark Corp. 5,111 681,296
Procter & Gamble Co. (The) 11,775 1,937,458
4,056,210
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) 71,087 1,534,768
Industrial REITs — 0.4%
Prologis, Inc., REIT 14,168 1,565,422
Insurance — 3.7%
Allstate Corp. (The) 9,343 1,565,139
Arch Capital Group Ltd.* 15,692 1,610,470
Assurant, Inc. 7,499 1,300,852
Brown & Brown, Inc. 16,724 1,496,965
Cincinnati Financial Corp. 11,630 1,367,456
Everest Group Ltd. 3,470 1,356,527
Globe Life, Inc. 10,216 845,476
Hartford Financial Services
Group, Inc. (The) 14,924 1,543,888
Loews Corp. 17,964 1,379,635
Marsh & McLennan Cos., Inc. 837 173,745
Investments
Shares Value
Common Stocks (a) (continued)
Progressive Corp. (The) 1,066 $ 225,118
Prudential Financial, Inc. 11,617 1,398,106
Travelers Cos., Inc. (The) 2,870 619,059
W R Berkley Corp. 4,638 375,817
Willis Towers Watson plc 2,177 555,766
15,814,019
Interactive Media & Services — 4.4%
Alphabet, Inc., Class
a
A* 36,369 6,273,652
Alphabet, Inc., Class
a
C* 29,285 5,094,419
Match Group, Inc.* 42,711 1,308,238
Meta Platforms, Inc., Class
a
A 13,680 6,386,234
19,062,543
IT Services — 1.1%
Accenture plc, Class
a
A 3,163 892,883
Akamai Technologies, Inc.* 5,639 520,141
Cognizant Technology Solutions
Corp., Class
a
A 22,065 1,459,600
EPAM Systems, Inc.* 704 125,263
International Business
Machines Corp. 3,675 613,174
VeriSign, Inc.* 6,572 1,145,631
4,756,692
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. 10,825 1,411,688
Charles River Laboratories
International, Inc.* 2,609 543,820
IQVIA Holdings, Inc.* 5,639 1,235,448
Thermo Fisher Scientific, Inc. 2,422 1,375,648
Waters Corp.* 622 192,136
West Pharmaceutical Services,
Inc. 3,474 1,151,318
5,910,058
Machinery — 3.2%
Caterpillar, Inc. 1,371 464,111
Fortive Corp. 4,389 326,717
IDEX Corp. 6,335 1,321,734
Ingersoll Rand, Inc. 16,617 1,546,212
Otis Worldwide Corp. 16,135 1,600,592
PACCAR, Inc. 14,601 1,569,608
Parker-Hannifin Corp. 2,512 1,335,178
Pentair plc 15,679 1,275,957
Snap-on, Inc. 5,045 1,376,579
Stanley Black & Decker, Inc. 15,235 1,328,035
Xylem, Inc. 10,704 1,509,478
13,654,201
Media — 1.2%
Comcast Corp., Class
a
A 24,524 981,696
Fox Corp., Class
a
A 27,574 949,373
Interpublic Group of Cos., Inc.
(The) 19,137 600,328
News Corp., Class
a
A 21,141 574,824
Omnicom Group, Inc. 10,890 1,012,334
Paramount Global, Class
a
B 79,208 943,367
5,061,922

See accompanying notes to the financial statements.
MAY 31, 2024 :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
49
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Metals & Mining — 0.2%
Nucor Corp. 2,711 $ 457,752
Steel Dynamics, Inc. 2,427 324,903
782,655
Multi-Utilities — 0.6%
CenterPoint Energy, Inc. 37,551 1,145,681
DTE Energy Co. 3,456 402,728
NiSource, Inc. 42,740 1,242,024
2,790,433
Oil, Gas & Consumable Fuels — 2.5%
APA Corp. 15,676 478,588
Chevron Corp. 4,907 796,406
Devon Energy Corp. 3,708 181,989
Diamondback Energy, Inc. 7,549 1,504,214
Exxon Mobil Corp. 22,269 2,611,263
Kinder Morgan, Inc. 22,336 435,328
ONEOK, Inc. 20,350 1,648,350
Targa Resources Corp. 12,861 1,520,556
Valero Energy Corp. 2,620 411,707
Williams Cos., Inc. (The) 34,700 1,440,397
11,028,798
Passenger Airlines — 0.6%
American Airlines Group, Inc.* 88,723 1,020,314
United Airlines Holdings, Inc.* 26,615 1,410,329
2,430,643
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 5,170 637,771
Kenvue, Inc. 7,905 152,567
790,338
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co. 44,526 1,829,573
Eli Lilly & Co. 4,243 3,480,703
Johnson & Johnson 12,727 1,866,669
Merck & Co., Inc. 21,598 2,711,413
Pfizer, Inc. 21,984 630,062
Viatris, Inc. 111,890 1,186,034
Zoetis, Inc., Class
a
A 4,231 717,408
12,421,862
Professional Services — 0.9%
Broadridge Financial Solutions,
Inc. 2,711 544,287
Dayforce, Inc.*(b) 12,782 632,198
Jacobs Solutions, Inc. 1,157 161,216
Leidos Holdings, Inc. 8,602 1,264,924
Paychex, Inc. 2,416 290,307
Paycom Software, Inc. 6,549 951,701
3,844,633
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class
a
A* 12,802 1,127,472
Investments
Shares Value
Common Stocks (a) (continued)
Residential REITs — 1.8%
AvalonBay Communities, Inc.,
REIT 7,546 $ 1,453,963
Camden Property Trust, REIT 13,127 1,347,487
Equity Residential, REIT 21,967 1,428,514
Invitation Homes, Inc., REIT 40,599 1,412,439
Mid-America Apartment
Communities, Inc., REIT 8,651 1,156,725
UDR, Inc., REIT 24,580 949,280
7,748,408
Retail REITs — 0.1%
Simon Property Group, Inc.,
REIT 3,940 596,161
Semiconductors & Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc.* 5,769 962,846
Applied Materials, Inc. 6,156 1,324,032
Broadcom, Inc. 4,090 5,433,769
First Solar, Inc.* 884 240,236
Intel Corp. 49,681 1,532,659
Micron Technology, Inc. 18,894 2,361,750
NVIDIA Corp. 18,083 19,824,935
ON Semiconductor Corp.* 11,048 806,946
Qorvo, Inc.* 14,094 1,386,709
QUALCOMM, Inc. 1,079 220,170
Skyworks Solutions, Inc. 13,454 1,246,648
35,340,700
Software — 8.3%
Adobe, Inc.* 2,751 1,223,535
ANSYS, Inc.* 841 266,975
Autodesk, Inc.* 4,949 997,718
Cadence Design Systems, Inc.* 6,133 1,755,939
Fortinet, Inc.* 21,414 1,270,279
Gen Digital, Inc. 30,454 756,173
Intuit, Inc. 1,872 1,079,096
Microsoft Corp. 51,750 21,482,978
Oracle Corp. 1,420 166,410
Palo Alto Networks, Inc.* 2,563 755,854
PTC, Inc.* 901 158,792
Roper Technologies, Inc. 1,032 549,808
Salesforce, Inc. 10,603 2,485,767
ServiceNow, Inc.* 1,438 944,665
Synopsys, Inc.* 3,306 1,854,005
35,747,994
Specialized REITs — 1.2%
Digital Realty Trust, Inc., REIT 2,096 304,633
Equinix, Inc., REIT 2,562 1,954,755
Public Storage, REIT 5,350 1,464,990
Weyerhaeuser Co., REIT 47,184 1,416,935
5,141,313
Specialty Retail — 1.5%
Best Buy Co., Inc. 13,650 1,157,793
Home Depot, Inc. (The) 4,200 1,406,454
Lowe's Cos., Inc. 714 158,001

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
50
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Ross Stores, Inc. 1,350 $ 188,676
TJX Cos., Inc. (The) 21,420 2,208,402
Ulta Beauty, Inc.* 3,458 1,366,221
6,485,547
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. 99,862 19,198,470
HP, Inc. 47,595 1,737,218
Seagate Technology Holdings
plc 15,672 1,461,257
Super Micro Computer, Inc.* 471 369,504
Western Digital Corp.* 18,736 1,410,633
24,177,082
Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.* 530 579,778
Lululemon Athletica, Inc.* 4,575 1,427,354
NIKE, Inc., Class
a
B 1,882 178,884
Ralph Lauren Corp., Class
a
A 8,069 1,507,935
Tapestry, Inc. 19,859 863,668
4,557,619
Trading Companies & Distributors — 0.1%
Fastenal Co. 2,404 158,616
United Rentals, Inc. 625 418,381
576,997
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. 11,723 2,051,056
Total Common Stocks
(Cost $328,050,081)
421,959,994
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (d)
(Cost $263,577) 263,577 263,577
Principal
Amount
Short-Term Investments — 0 .8%
Repurchase Agreements (e) — 0 .8%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $3,593,166
(Cost $3,591,575) $ 3,591,575 3,591,575
Total Investments — 98.4%
(Cost $331,905,233) 425,815,146
Other assets less liabilities — 1.6% 6,941,103
Net Assets — 100.0% $ 432,756,249
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $43,749,902.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $253,136, collateralized in the form of cash with a value of $263,577 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $263,577.
(d) Rate shown is the 7-day yield as of May 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 118,844,533
Aggregate gross unrealized depreciation (25,501,701)
Net unrealized appreciation $ 93,342,832
Federal income tax cost $ 333,316,658

See accompanying notes to the financial statements.
MAY 31, 2024 :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
51
CSM
::
Swap Agreements
a
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(66,494,894) 11/7/2024
Goldman Sachs
International (5.58)%
Credit Suisse 130/30
Large Cap Index
(short portion)
f
(4,832,263) — 4,832,263 —
(12,756,757) 11/14/2024
Societe
Generale (5.48)%
Credit Suisse 130/30
Large Cap Index
(short portion)
f
(3,090,623)
63,239,870 1/26/2026
Societe
Generale 6.38%
Credit Suisse 130/30
Large Cap Index
(long portion)
g
749,032
50,483,113 (2,341,591) 2,329,476 12,115 —
(50,465,803) 11/6/2025 UBS AG (5.43)%
Credit Suisse 130/30
Large Cap Index
(short portion)
f
(2,929,401)
77,201,205 11/7/2024 UBS AG 5.88%
Credit Suisse 130/30
Large Cap Index
(long portion)
g
10,947,599
26,735,402 8,018,198 (7,992,011) (26,187) —
10,723,621 844,344
Total Unrealized
Appreciation
11,696,631
Total Unrealized
Depreciation
(10,852,287)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Large_Cap_Short_May.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

LONG ONLINE/SHORT STORES ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
52
CLIX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 90 .7%
Broadline Retail — 57.7%
Alibaba Group Holding Ltd.,
ADR 5,295 $ 414,811
Amazon.com, Inc.* 12,493 2,204,265
Coupang, Inc.* 19,095 434,220
eBay, Inc. 16,318 884,762
Etsy, Inc.* 6,428 407,985
Global-e Online Ltd.* 5,915 184,666
JD.com, Inc., ADR 7,950 235,479
MercadoLibre, Inc.* 167 288,172
Ozon Holdings plc, ADR*‡ 3,471 —
PDD Holdings, Inc., ADR* 6,782 1,015,808
6,070,168
Entertainment — 2.1%
Sea Ltd., ADR* 3,235 218,427
Specialty Retail — 27.3%
Beyond, Inc.* 25,105 379,839
Buckle, Inc. (The) 10,651 410,489
Carvana Co., Class
a
A* 3,926 392,521
Chewy, Inc., Class
a
A* 23,243 492,984
Revolve Group, Inc., Class
a
A* 20,282 386,981
Wayfair, Inc., Class
a
A* 6,594 392,277
Williams-Sonoma, Inc. 1,431 419,598
2,874,689
Textiles, Apparel & Luxury Goods — 3.6%
Figs, Inc., Class
a
A* 72,604 384,801
Total Common Stocks
(Cost $9,097,352)
9,548,085
Principal
Amount
Short-Term Investments — 3 .6%
Repurchase Agreements (a) — 3 .6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $376,371
(Cost $376,206) $ 376,206 376,206
Total Investments — 94.3%
(Cost $9,473,558) 9,924,291
Other assets less liabilities — 5.7% 599,093
Net Assets — 100.0% $ 10,523,384
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,973,595
Aggregate gross unrealized depreciation (3,515,312)
Net unrealized depreciation $ (1,541,717)
Federal income tax cost $ 9,701,108

See accompanying notes to the financial statements.
MAY 31, 2024 :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
53
CLIX
::
Swap Agreements
a
Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,508,190) 5/6/2025
BNP Paribas
SA (5.28)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (1,802,235)
197,182 5/6/2025
BNP Paribas
SA 5.88%
ProShares Online
Retail Index 74,987
(3,311,008) (1,727,248) — 1,727,248 —
(148,843) 11/7/2024
Goldman Sachs
International (5.08)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (5,686)
12,930 11/7/2024
Goldman Sachs
International 6.08%
ProShares Online
Retail Index (4,884)
(135,913) (10,570) — 10,570 —
(1,613,040) 3/6/2025
Societe
Generale (4.88)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (130,924)
722,464 11/14/2024
Societe
Generale 4.83%
ProShares Online
Retail Index 101,276
(890,576) (29,648) — 29,648 —
51,720 1/26/2026 UBS AG 5.68%
Solactive-ProShares
Bricks and Mortar
Retail Store Index 2,566 — — 2,566
(4,285,777) (1,764,900)
Total Unrealized
Appreciation
178,829
Total Unrealized
Depreciation
(1,943,729)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MERGER ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
54
MRGR
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 95 .0%
Banks — 5.0%
Heartland Financial USA, Inc. 5,950 $ 261,562
Independent Bank Group, Inc. 5,190 238,948
500,510
Biotechnology — 7.3%
Cerevel Therapeutics Holdings,
Inc.* 5,830 237,514
Deciphera Pharmaceuticals,
Inc.* 9,670 246,972
Fusion Pharmaceuticals, Inc.* 11,651 250,730
735,216
Capital Markets — 2.5%
AssetMark Financial Holdings,
Inc.* 7,206 247,814
Communications Equipment — 2.3%
Juniper Networks, Inc. 6,527 232,818
Construction Materials — 2.5%
CSR Ltd. 42,679 252,729
Consumer Finance — 2.4%
Discover Financial Services 1,967 241,272
Containers & Packaging — 5.9%
DS Smith plc 50,249 243,953
Westrock Co. 6,509 349,143
593,096
Electric Utilities — 2.5%
ALLETE, Inc. 3,900 246,285
Electrical Equipment — 2.4%
Encore Wire Corp. 846 244,266
Energy Equipment & Services — 4.4%
ChampionX Corp. 6,347 207,039
US Silica Holdings, Inc.* 15,400 238,546
445,585
Entertainment — 2.5%
Endeavor Group Holdings, Inc.,
Class
a
A 9,445 253,409
Financial Services — 2.5%
Nuvei Corp.(a) 7,670 246,822
Health Care Equipment & Supplies — 4.9%
Axonics, Inc.* 3,541 237,566
Shockwave Medical, Inc.* 761 254,935
492,501
IT Services — 5.0%
Perficient, Inc.* 3,350 248,403
Investments
Shares Value
Common Stocks (continued)
Squarespace, Inc., Class
a
A* 5,650 $ 248,600
497,003
Metals & Mining — 5.6%
Alumina Ltd.* 295,026 371,980
United States Steel Corp. 4,917 188,567
560,547
Oil, Gas & Consumable Fuels — 10.4%
Equitrans Midstream Corp. 21,734 310,361
Hess Corp. 1,477 227,606
Marathon Oil Corp. 8,550 247,608
SilverBow Resources, Inc.* 6,728 263,738
1,049,313
Passenger Airlines — 2.3%
Hawaiian Holdings, Inc.* 16,858 230,280
Pharmaceuticals — 2.2%
Catalent, Inc.* 4,068 218,818
Residential REITs — 2.5%
Apartment Income REIT Corp.,
REIT 6,456 250,170
Software — 15.3%
Altium Ltd. 5,695 253,874
ANSYS, Inc.* 749 237,770
Darktrace plc* 32,650 244,633
Everbridge, Inc.* 8,642 300,396
HashiCorp, Inc., Class
a
A* 7,440 249,835
Model N, Inc.* 8,349 249,552
1,536,060
Specialty Retail — 2.5%
Hibbett, Inc. 2,845 246,320
Trading Companies & Distributors — 2.1%
McGrath RentCorp 1,977 215,453
Total Common Stocks
(Cost $9,270,841)
9,536,287
Principal
Amount
Short-Term Investments — 5 .9%
Repurchase Agreements (b) — 5 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $595,575
(Cost $595,311) $ 595,311 595,311
Total Investments — 100.9%
(Cost $9,866,152) 10,131,598
Liabilities in excess of other assets — (0.9%) (86,161)
Net Assets — 100.0% $ 10,045,437

See accompanying notes to the financial statements.
MAY 31, 2024 :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
55
MRGR
::
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 513,348
Aggregate gross unrealized depreciation (373,432)
Net unrealized appreciation $ 139,916
Federal income tax cost $ 9,866,152
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of May 31, 2024:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
a
A
a
AAA
U.S. Dollar vs. Australian Dollar Goldman Sachs International 07/16/24 47,000 $ (30,589) $ 31,311 $ 722
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 07/16/24 444,000 (324,862) 326,050 1,188
U.S. Dollar vs. Euro Goldman Sachs International 07/16/24 254,000 (275,295) 276,137 842
U.S. Dollar vs. British Pound Goldman Sachs International 07/16/24 5,000 (6,371) 6,373 2
Total Unrealized Appreciation $ 2,754
U.S. Dollar vs. Australian Dollar Goldman Sachs International 07/16/24 (1,344,000) $ 881,140 $ (895,360) $ (14,220)
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 07/16/24 (780,000) 570,775 (572,790) (2,015)
U.S. Dollar vs. Euro Goldman Sachs International 07/16/24 (254,000) 273,407 (276,138) (2,731)
U.S. Dollar vs. British Pound Goldman Sachs International 07/16/24 (383,000) 478,418 (488,143) (9,725)
Total Unrealized Depreciation $ (28,691)
Total Net Unrealized Depreciation $ (25,937)
b
a
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.
b
The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation, if any. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.
MERGER ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
56
MRGR
::
Swap Agreements
a
Merger ETF had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,866) 11/14/2024 Citibank NA (4.43)%
S&P Merger Arbitrage
Index (short exposure
to Acquirers)
f
(1,278)
8,422 11/14/2024 Citibank NA 5.78%
S&P Merger Arbitrage
Index (long exposure
to Targets)
g
531
556 (747) — 747 —
(4,048,275) 4/10/2025
Societe
Generale (4.98)%
S&P Merger Arbitrage
Index (short exposure
to Acquirers)
f
(165,184)
2,071,787 11/14/2024
Societe
Generale 6.13%
S&P Merger Arbitrage
Index (long exposure
to Targets)
g
66,338
(1,976,488) (98,846) — 98,846 —
(1,975,932) (99,593)
Total Unrealized
Appreciation
66,869
Total Unrealized
Depreciation
(166,462)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Merger_Acquirers_May.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.
Merger ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 76 .4%
Australia 8 .7%
Canada 5 .0%
United Kingdom 4 .9%
Other
a
5 .0%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2024 :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
57
VERS
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Broadline Retail — 4.1%
Amazon.com, Inc.* 1,374 $ 242,429
Communications Equipment — 1.0%
Nokia OYJ, ADR 14,692 57,299
Electronic Equipment, Instruments & Components — 4.2%
MicroVision, Inc.*(a) 68,301 80,595
Vuzix Corp.*(a) 125,023 167,531
248,126
Entertainment — 4.9%
Electronic Arts, Inc. 95 12,624
NetEase, Inc., ADR 683 60,807
ROBLOX Corp., Class
a
A* 5,390 181,212
Take-Two Interactive Software,
Inc.* 208 33,355
287,998
Health Care Equipment & Supplies — 0.8%
Penumbra, Inc.* 253 47,936
Household Durables — 0.3%
Sony Group Corp., ADR 224 18,444
Interactive Media & Services — 13.8%
Alphabet, Inc., Class
a
A* 1,530 263,925
fuboTV, Inc.*(a) 71,780 89,725
Meta Platforms, Inc., Class
a
A 490 228,747
Snap, Inc., Class
a
A* 15,381 231,022
813,419
IT Services — 4.4%
Accenture plc, Class
a
A 548 154,695
Globant SA* 660 106,339
261,034
Media — 3.0%
Stagwell, Inc., Class
a
A* 25,297 175,308
Real Estate Management & Development — 3.4%
eXp World Holdings, Inc.(a) 18,148 203,439
Semiconductors & Semiconductor Equipment — 33.7%
Advanced Micro Devices, Inc.* 1,381 230,489
Ambarella, Inc.* 2,825 164,584
ASML Holding NV (Registered),
NYRS 132 126,766
CEVA, Inc.* 9,556 190,356
Cirrus Logic, Inc.* 1,353 155,189
Himax Technologies, Inc.,
ADR(a) 40,840 265,460
Intel Corp. 3,245 100,108
Magnachip Semiconductor
Corp.* 3,853 19,381
NVIDIA Corp. 288 315,743
QUALCOMM, Inc. 761 155,282
STMicroelectronics NV, ADR 2,435 102,197
Investments
Shares Value
Common Stocks (continued)
Universal Display Corp. 891 $ 156,549
1,982,104
Software — 12.0%
Autodesk, Inc.* 32 6,451
InterDigital, Inc. 648 73,788
Matterport, Inc.* 15,119 66,524
Microsoft Corp. 607 251,984
PTC, Inc.* 1,302 229,464
Unity Software, Inc.* 4,160 76,003
704,214
Specialty Retail — 2.3%
Williams-Sonoma, Inc. 461 135,174
Technology Hardware, Storage & Peripherals — 11.8%
Apple, Inc. 1,396 268,381
Immersion Corp. 28,443 284,146
Xerox Holdings Corp. 9,958 140,009
692,536
Total Common Stocks
(Cost $6,051,517)
5,869,460
Securities Lending Reinvestments (b) — 9 .5%
Investment Companies — 9 .5%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $559,095) 559,095 559,095
Total Investments — 109.2%
(Cost $6,610,612) 6,428,555
Liabilities in excess of other assets — (9.2%) (543,770)
Net Assets — 100.0% $ 5,884,785
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $549,540, collateralized in the form of cash with a value of $559,095 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $33,225 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 5.50%, and maturity dates ranging from July
5, 2024 – August 15, 2051. The total value of collateral is
$592,320.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $559,095.
(c) Rate shown is the 7-day yield as of May 31, 2024.
Abbreviations
ADR American Depositary Receipt
NYRS New York Registry Shares
OYJ Public Limited Company

See accompanying notes to the financial statements.
METAVERSE ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
58
VERS
::
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 807,105
Aggregate gross unrealized depreciation (1,009,882)
Net unrealized depreciation $ (202,777)
Federal income tax cost $ 6,631,332
Metaverse ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 88 .7%
Taiwan 4 .5%
Netherlands 2 .2%
Singapore 1 .7%
China 1 .0%
Finland 1 .0%
South Korea 0 .3%
Japan 0 .3%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2024 :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
59
EFAD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 98 .6%
Aerospace & Defense — 1.4%
BAE Systems plc 59,460 $ 1,053,806
Air Freight & Logistics — 1.4%
DSV A/S 6,899 1,058,341
Beverages — 1.3%
Diageo plc 29,973 1,003,842
Biotechnology — 1.4%
CSL Ltd. 5,666 1,055,465
Broadline Retail — 1.4%
Pan Pacific International
Holdings Corp. 42,556 1,093,249
Building Products — 1.4%
Geberit AG (Registered) 1,709 1,042,658
Capital Markets — 1.3%
Partners Group Holding AG 755 1,009,289
Chemicals — 6.8%
Croda International plc 17,502 1,011,673
Givaudan SA (Registered) 227 1,066,119
Nissan Chemical Corp. 34,896 967,970
Sika AG (Registered) 3,378 1,021,843
Symrise AG, Class
a
A 9,308 1,104,956
5,172,561
Construction & Engineering — 1.4%
ACS Actividades de
Construccion y Servicios SA 24,435 1,090,775
Diversified Telecommunication Services — 4.1%
HKT Trust & HKT Ltd. 898,888 1,044,424
Nippon Telegraph & Telephone
Corp. 1,068,078 1,048,741
Telenor ASA 87,731 1,022,542
3,115,707
Electric Utilities — 2.7%
CK Infrastructure Holdings Ltd. 173,309 999,090
Mercury NZ Ltd. 262,542 1,077,523
2,076,613
Electronic Equipment, Instruments & Components — 2.7%
Halma plc 35,320 1,001,020
Murata Manufacturing Co. Ltd. 55,780 1,052,985
2,054,005
Financial Services — 2.7%
Sofina SA 4,336 1,045,931
Washington H Soul Pattinson &
Co. Ltd. 49,155 1,014,714
2,060,645
Investments
Shares Value
Common Stocks (continued)
Food Products — 5.5%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 89 $ 1,036,845
Kerry Group plc, Class
a
A 12,269 1,036,236
Lotus Bakeries NV 97 1,029,865
Nestle SA (Registered) 10,010 1,060,307
4,163,253
Gas Utilities — 1.3%
APA Group 180,385 988,512
Health Care Equipment & Supplies — 2.7%
Coloplast A/S, Class
a
B 8,434 1,012,468
DiaSorin SpA 9,675 1,039,185
2,051,653
Health Care Providers & Services — 1.3%
Sonic Healthcare Ltd. 62,893 1,017,651
Household Durables — 1.4%
Sekisui Chemical Co. Ltd. 72,919 1,045,445
Household Products — 1.4%
Unicharm Corp. 33,551 1,078,406
Industrial Conglomerates — 2.8%
DCC plc 14,134 1,023,939
Hikari Tsushin, Inc. 6,736 1,103,341
2,127,280
Industrial REITs — 1.3%
Warehouses De Pauw CVA,
REIT 35,313 1,025,866
Insurance — 5.5%
AIA Group Ltd. 130,708 1,009,964
Legal & General Group plc 326,749 1,040,042
Swiss Life Holding AG
(Registered) 1,516 1,054,974
Tokio Marine Holdings, Inc. 32,192 1,112,160
4,217,140
Interactive Media & Services — 1.4%
CAR Group Ltd. 44,623 1,035,414
IT Services — 6.8%
Bechtle AG* 20,858 1,010,803
Obic Co. Ltd. 7,781 1,008,369
Otsuka Corp. 56,086 1,063,937
SCSK Corp. 56,211 1,064,877
TIS, Inc. 55,048 1,005,188
5,153,174
Machinery — 1.3%
Spirax-Sarco Engineering plc 8,989 1,019,731

See accompanying notes to the financial statements.
MSCI EAFE DIVIDEND GROWERS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
60
EFAD
::
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 1.1%
National Grid plc 73,145 $ 821,763
Office REITs — 1.3%
Japan Real Estate Investment
Corp., REIT 312 1,028,451
Personal Care Products — 1.3%
Kao Corp. 23,486 1,029,441
Pharmaceuticals — 11.0%
Astellas Pharma, Inc. 108,941 1,073,500
Novartis AG (Registered) 10,160 1,049,279
Novo Nordisk A/S, Class
a
B 7,775 1,049,348
Recordati Industria Chimica e
Farmaceutica SpA 19,790 1,039,827
Roche Holding AG 4,070 1,042,144
Sanofi SA 10,735 1,046,055
Shionogi & Co. Ltd. 23,259 1,041,989
UCB SA 7,525 1,050,960
8,393,102
Professional Services — 4.1%
Computershare Ltd. 58,890 1,039,434
RELX plc 23,801 1,035,165
Wolters Kluwer NV 6,566 1,041,052
3,115,651
Real Estate Management & Development — 2.6%
Hulic Co. Ltd. 108,006 997,962
Swire Properties Ltd. 537,328 984,908
1,982,870
Semiconductors & Semiconductor Equipment — 2.7%
ASML Holding NV 1,132 1,070,125
Lasertec Corp.(a) 3,782 974,471
2,044,596
Software — 3.8%
Nemetschek SE 10,646 965,612
Sage Group plc (The) 77,004 1,002,475
SAP SE 5,368 967,132
2,935,219
Specialty Retail — 1.3%
Nitori Holdings Co. Ltd. 8,996 994,372
Technology Hardware, Storage & Peripherals — 1.4%
FUJIFILM Holdings Corp. 46,953 1,069,361
Trading Companies & Distributors — 4.0%
Ashtead Group plc 14,239 1,031,183
Brenntag SE 14,002 1,002,934
Bunzl plc 27,147 1,014,786
3,048,903
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 1.3%
United Utilities Group plc 75,941 $ 982,351
Total Common Stocks
(Cost $72,501,014)
75,256,561
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (b) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $173,351
(Cost $173,276) $ 173,276 173,276
Total Investments — 98.8%
(Cost $72,674,290) 75,429,837
Other assets less liabilities — 1.2% 882,367
Net Assets — 100.0% $ 76,312,204
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $896,142, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13% – 4.38%, and maturity dates ranging from October 15, 2024 – February
15, 2032. The total value of collateral is $951,424.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CVA Dutch Certification
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,913,816
Aggregate gross unrealized depreciation (7,267,119)
Net unrealized appreciation $ 2,646,697
Federal income tax cost $ 72,783,140

See accompanying notes to the financial statements.
MAY 31, 2024 :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
61
EFAD
::
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
Japan 27 .3%
United Kingdom 17 .1%
Switzerland 12 .3%
Australia 8 .1%
Germany 6 .6%
Belgium 5 .4%
Hong Kong 5 .3%
Denmark 4 .1%
Netherlands 2 .8%
Italy 2 .7%
Spain 1 .4%
New Zealand 1 .4%
France 1 .4%
Ireland 1 .4%
Norway 1 .3%
Other
a
1 .4%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
62
EMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .4%
Automobiles — 1.7%
Ford Otomotiv Sanayi A/S 6,354 $ 215,525
Banks — 7.5%
Bank of Communications Co.
Ltd., Class
a
A 246,800 240,190
China Construction Bank Corp.,
Class
a
A 243,400 236,546
China Merchants Bank Co. Ltd.,
Class
a
A 47,900 226,672
Industrial & Commercial Bank
of China Ltd., Class
a
A 315,900 236,794
940,202
Beverages — 12.7%
Anhui Gujing Distillery Co. Ltd.,
Class
a
B 14,200 221,105
Arca Continental SAB de CV 23,851 243,283
Coca-Cola Femsa SAB de CV 24,619 229,713
Jiangsu King's Luck Brewery
JSC Ltd., Class
a
A 30,700 224,783
Kweichow Moutai Co. Ltd.,
Class
a
A 1,000 227,561
Luzhou Laojiao Co. Ltd.,
Class
a
A 9,100 219,649
Wuliangye Yibin Co. Ltd.,
Class
a
A 11,100 224,789
1,590,883
Building Products — 1.9%
Astral Ltd. 9,612 241,459
Capital Markets — 1.9%
Reinet Investments SCA 9,291 234,147
Chemicals — 5.6%
Asian Paints Ltd. 7,005 241,794
Pidilite Industries Ltd. 6,625 235,685
Sinoma Science & Technology
Co. Ltd., Class
a
A 109,200 225,967
703,446
Construction & Engineering — 3.7%
China Railway Group Ltd.,
Class
a
A 255,200 231,808
Metallurgical Corp. of China
Ltd., Class
a
A 509,600 229,334
461,142
Electric Utilities — 3.8%
Interconexion Electrica SA ESP 49,183 243,667
Power Grid Corp. of India Ltd. 61,343 227,819
471,486
Electrical Equipment — 1.8%
WEG SA 30,800 220,256
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 1.9%
Unimicron Technology Corp. 42,556 $ 239,750
Financial Services — 1.9%
Chailease Holding Co. Ltd. 49,969 234,466
Gas Utilities — 1.8%
ENN Energy Holdings Ltd. 24,607 225,605
Ground Transportation — 1.7%
Localiza Rent a Car SA 26,282 213,874
Health Care Equipment & Supplies — 2.0%
Lepu Medical Technology
Beijing Co. Ltd., Class
a
A 108,200 246,004
Health Care Providers & Services — 1.4%
Mouwasat Medical Services
Co. 6,397 182,494
Independent Power and Renewable Electricity Producers — 1.9%
China National Nuclear Power
Co. Ltd., Class
a
A 185,100 244,790
Industrial Conglomerates — 3.7%
LG Corp. 4,061 238,459
Mytilineos SA 5,670 225,295
463,754
Insurance — 1.8%
Ping An Insurance Group Co. of
China Ltd., Class
a
A 38,300 227,717
Interactive Media & Services — 3.5%
NAVER Corp. 1,784 219,304
Tencent Holdings Ltd. 4,878 224,426
443,730
IT Services — 7.5%
Infosys Ltd., ADR 14,151 237,029
LTIMindtree Ltd.(a) 4,223 237,880
Mphasis Ltd. 8,420 230,404
Persistent Systems Ltd. 5,685 232,280
937,593
Machinery — 1.8%
Zhejiang Dingli Machinery Co.
Ltd., Class
a
A 25,200 221,074
Metals & Mining — 1.9%
Huaibei Mining Holdings Co.
Ltd., Class
a
A 88,700 241,464
Polyus PJSC, GDR*‡(a) 3,949 —
241,464

See accompanying notes to the financial statements.
MAY 31, 2024 :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
63
EMDV
::
Investments
Shares Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 4.0%
China Coal Energy Co. Ltd.,
Class
a
H 209,093 $ 263,358
Rosneft Oil Co. PJSC, GDR*‡(a) 25,159 —
Yankuang Energy Group Co.
Ltd., Class
a
H 96,963 242,023
505,381
Personal Care Products — 1.9%
Hindustan Unilever Ltd. 8,645 241,216
Pharmaceuticals — 7.1%
CSPC Pharmaceutical Group
Ltd. 284,837 241,480
Hanmi Pharm Co. Ltd. 1,043 213,564
Yuhan Corp. 4,256 211,486
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 7,300 228,755
895,285
Software — 3.7%
Shanghai Baosight Software
Co. Ltd., Class
a
A 42,700 233,129
Tata Elxsi Ltd. 2,760 229,617
462,746
Specialty Retail — 1.7%
Zhongsheng Group Holdings
Ltd. 117,108 211,742
Technology Hardware, Storage & Peripherals — 1.9%
Wistron Corp. 68,846 238,030
Tobacco — 1.9%
ITC Ltd. 45,944 234,725
Water Utilities — 1.8%
Guangdong Investment Ltd. 399,015 225,519
Wireless Telecommunication Services — 2.0%
PLDT, Inc. 9,731 246,102
Total Common Stocks
(Cost $12,332,334)
12,461,607
Principal
Amount
Corporate Bonds — 0 .0% (b)
Food Products — 0.0%(b)
Britannia Industries Ltd.
Series N3, 5.50%,
6/3/2024 (Cost $3,560)
INR
259,086 3,104
Investments
Principal
Amount Value
Short-Term Investments — 2 .4%
Repurchase Agreements (c) — 2 .4%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $300,099
(Cost $299,967) $ 299,967 $ 299,967
Total Investments — 101.8%
(Cost $12,635,861) 12,764,678
Liabilities in excess of other assets — (1.8%) (228,523)
Net Assets — 100.0% $ 12,536,155
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
INR Indian Rupee
PJSC Public Joint Stock Company
SCA Limited partnership with share capital
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,344,933
Aggregate gross unrealized depreciation (1,252,663)
Net unrealized appreciation $ 92,270
Federal income tax cost $ 12,672,408

See accompanying notes to the financial statements.
MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
64
EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
China 48 .0%
India 18 .8%
South Korea 7 .0%
Taiwan 5 .7%
Mexico 3 .8%
Brazil 3 .5%
Philippines 2 .0%
Colombia 1 .9%
Israel 1 .9%
South Africa 1 .9%
Greece 1 .8%
Turkey 1 .7%
Saudi Arabia 1 .4%
Russia 0.0% *
Other
a
0 .6%
100 .0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2024 :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
65
EUDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 98 .5%
Aerospace & Defense — 2.4%
BAE Systems plc 9,569 $ 169,591
Air Freight & Logistics — 2.4%
DSV A/S 1,110 170,279
Beverages — 2.3%
Diageo plc 4,824 161,563
Building Products — 2.4%
Geberit AG (Registered) 275 167,777
Capital Markets — 2.3%
Partners Group Holding AG 121 161,754
Chemicals — 9.6%
Croda International plc 2,817 162,832
Givaudan SA (Registered) 37 173,772
Sika AG (Registered) 544 164,560
Symrise AG, Class
a
A 1,498 177,828
678,992
Construction & Engineering — 2.5%
ACS Actividades de
Construccion y Servicios SA 3,932 175,524
Diversified Telecommunication Services — 2.3%
Telenor ASA 14,118 164,551
Electronic Equipment, Instruments & Components — 2.3%
Halma plc 5,684 161,093
Financial Services — 2.4%
Sofina SA 698 168,372
Food Products — 9.5%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 14 163,099
Kerry Group plc, Class
a
A 1,974 166,723
Lotus Bakeries NV 16 169,875
Nestle SA (Registered) 1,611 170,645
670,342
Health Care Equipment & Supplies — 4.7%
Coloplast A/S, Class
a
B 1,357 162,903
DiaSorin SpA 1,557 167,236
330,139
Industrial Conglomerates — 2.3%
DCC plc 2,275 164,812
Industrial REITs — 2.4%
Warehouses De Pauw CVA,
REIT 5,683 165,095
Insurance — 4.8%
Legal & General Group plc 52,583 167,372
Investments
Shares Value
Common Stocks (continued)
Swiss Life Holding AG
(Registered) 244 $ 169,798
337,170
IT Services — 2.3%
Bechtle AG* 3,357 162,684
Machinery — 2.3%
Spirax-Sarco Engineering plc 1,447 164,151
Multi-Utilities — 1.9%
National Grid plc 11,771 132,244
Pharmaceuticals — 14.3%
Novartis AG (Registered) 1,635 168,855
Novo Nordisk A/S, Class
a
B 1,251 168,841
Recordati Industria Chimica e
Farmaceutica SpA 3,185 167,350
Roche Holding AG 655 167,716
Sanofi SA 1,728 168,382
UCB SA 1,211 169,131
1,010,275
Professional Services — 4.7%
RELX plc 3,830 166,576
Wolters Kluwer NV 1,057 167,590
334,166
Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV 182 172,052
Software — 6.7%
Nemetschek SE 1,713 155,372
Sage Group plc (The) 12,392 161,325
SAP SE 864 155,664
472,361
Trading Companies & Distributors — 7.0%
Ashtead Group plc 2,291 165,913
Brenntag SE 2,253 161,378
Bunzl plc 4,369 163,318
490,609
Water Utilities — 2.3%
United Utilities Group plc 12,221 158,087
Total Common Stocks
(Cost $6,895,923)
6,943,683

See accompanying notes to the financial statements.
MSCI EUROPE DIVIDEND GROWERS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
66
EUDV
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .2%
Repurchase Agreements (a) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $13,620
(Cost $13,615) $ 13,615 $ 13,615
Total Investments — 98.7%
(Cost $6,909,538) 6,957,298
Other assets less liabilities — 1.3% 89,360
Net Assets — 100.0% $ 7,046,658
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CVA Dutch Certification
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 844,002
Aggregate gross unrealized depreciation (804,997)
Net unrealized appreciation $ 39,005
Federal income tax cost $ 6,918,293
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United Kingdom 29 .8%
Switzerland 21 .4%
Germany 11 .5%
Belgium 9 .5%
Denmark 7 .1%
Netherlands 4 .8%
Italy 4 .8%
Spain 2 .5%
France 2 .4%
Ireland 2 .4%
Norway 2 .3%
Other
a
1 .5%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2024 :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
67
ANEW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 0.2%
Kratos Defense & Security
Solutions, Inc.* 749 $ 16,283
Biotechnology — 4.1%
AbbVie, Inc. 1,040 167,690
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class
a
A 1,900 17,867
CRISPR Therapeutics AG* 326 17,519
Ideaya Biosciences, Inc.* 435 15,899
Moderna, Inc.* 503 71,703
Natera, Inc.* 177 18,856
Twist Bioscience Corp.* 405 16,969
Ultragenyx Pharmaceutical,
Inc.* 439 17,621
344,124
Broadline Retail — 6.2%
Alibaba Group Holding Ltd. 15,664 150,022
Amazon.com, Inc.* 925 163,207
eBay, Inc. 928 50,316
Naspers Ltd., Class
a
N 777 154,214
517,759
Capital Markets — 0.4%
Coinbase Global, Inc., Class
a
A* 72 16,266
Robinhood Markets, Inc.,
Class
a
A* 775 16,198
32,464
Chemicals — 10.4%
Corteva, Inc. 2,990 167,261
FMC Corp. 1,536 93,619
International Flavors &
Fragrances, Inc. 1,730 166,391
Nutrien Ltd. 2,842 166,543
Scotts Miracle-Gro Co. (The) 488 34,009
Sensient Technologies Corp. 443 34,408
Symrise AG, Class
a
A 1,503 178,331
UPL Ltd. 3,536 21,554
862,116
Communications Equipment — 1.0%
Cisco Systems, Inc. 1,015 47,198
F5, Inc.* 94 15,883
Juniper Networks, Inc. 470 16,765
79,846
Consumer Staples Distribution & Retail — 0.7%
Sprouts Farmers Market, Inc.* 778 61,446
Diversified Telecommunication Services — 0.4%
Cogent Communications
Holdings, Inc. 272 16,108
Iridium Communications, Inc. 521 15,687
31,795
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.4%
Cognex Corp. 337 $ 15,340
Novanta, Inc.* 108 17,514
32,854
Entertainment — 7.0%
Electronic Arts, Inc. 376 49,963
International Games System
Co. Ltd. 1,518 47,329
Konami Group Corp. 668 46,575
Netflix, Inc.* 260 166,821
Nintendo Co. Ltd. 3,142 170,921
Sea Ltd., ADR* 661 44,631
Take-Two Interactive Software,
Inc.* 320 51,315
577,555
Financial Services — 2.7%
Adyen NV*(a) 12 15,427
Euronet Worldwide, Inc.* 142 16,554
Mastercard, Inc., Class
a
A 162 72,425
PayPal Holdings, Inc.* 254 16,000
Visa, Inc., Class
a
A 307 83,645
Wise plc, Class
a
A* 1,608 16,689
220,740
Food Products — 4.6%
Glanbia plc 1,690 34,492
Kerry Group plc, Class
a
A 1,663 140,385
McCormick & Co., Inc.
(Non-Voting) 2,289 165,312
Simply Good Foods Co. (The)* 1,169 44,995
385,184
Health Care Equipment & Supplies — 11.7%
Abbott Laboratories 1,645 168,102
Becton Dickinson & Co. 446 103,459
Boston Scientific Corp.* 2,239 169,201
Dexcom, Inc.* 595 70,668
Edwards Lifesciences Corp.* 929 80,721
Enovis Corp.* 354 17,796
Globus Medical, Inc., Class
a
A* 268 17,985
Inspire Medical Systems, Inc.* 117 18,578
Intuitive Surgical, Inc.* 421 169,292
Neogen Corp.* 2,533 33,309
PROCEPT BioRobotics Corp.* 259 17,198
ResMed, Inc. 227 46,837
Shockwave Medical, Inc.* 68 22,780
Tandem Diabetes Care, Inc.* 361 18,494
TransMedics Group, Inc.* 129 17,596
972,016
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.* 273 18,807
Guardant Health, Inc.* 756 20,487
Henry Schein, Inc.* 243 16,850
Quest Diagnostics, Inc. 171 24,277
80,421

See accompanying notes to the financial statements.
MSCI TRANSFORMATIONAL CHANGES ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
68
ANEW
::
Investments
Shares Value
Common Stocks (continued)
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 633 $ 17,553
Hotels, Restaurants & Leisure — 5.8%
Booking Holdings, Inc. 44 166,160
Delivery Hero SE*(a) 2,327 70,470
DoorDash, Inc., Class
a
A* 1,501 165,275
DraftKings, Inc., Class
a
A* 1,116 39,205
Trip.com Group Ltd.* 859 43,014
484,124
Interactive Media & Services — 8.6%
Alphabet, Inc., Class
a
A* 862 148,695
Kuaishou Technology*(a) 6,640 47,080
Meta Platforms, Inc., Class
a
A 365 170,393
Pinterest, Inc., Class
a
A* 1,166 48,377
REA Group Ltd. 385 47,828
Snap, Inc., Class
a
A* 3,097 46,517
Tencent Holdings Ltd. 3,446 158,543
Ziff Davis, Inc.* 868 50,006
717,439
IT Services — 0.9%
Akamai Technologies, Inc.* 172 15,865
Cloudflare, Inc., Class
a
A* 218 14,756
Elm Co. 74 15,721
Okta, Inc., Class
a
A* 160 14,189
Perficient, Inc.* 220 16,313
76,844
Life Sciences Tools & Services — 3.4%
Bio-Techne Corp. 243 18,757
Danaher Corp. 636 163,325
Illumina, Inc.* 245 25,549
Medpace Holdings, Inc.* 45 17,385
QIAGEN NV* 396 16,917
West Pharmaceutical Services,
Inc. 113 37,449
279,382
Machinery — 4.2%
AGCO Corp. 781 83,825
CNH Industrial NV 7,888 83,297
Deere & Co. 438 164,145
SMC Corp. 31 15,535
346,802
Media — 0.6%
Omnicom Group, Inc. 510 47,410
Pharmaceuticals — 4.0%
Merck & Co., Inc. 1,295 162,574
Roche Holding AG 657 168,191
330,765
Professional Services — 0.2%
Paylocity Holding Corp.* 94 13,364
Investments
Shares Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.* 225 $ 37,552
Applied Materials, Inc. 417 89,688
Broadcom, Inc. 85 112,927
Camtek Ltd. 164 16,795
MediaTek, Inc. 447 17,042
NVIDIA Corp. 178 195,147
NXP Semiconductors NV 59 16,054
QUALCOMM, Inc. 310 63,255
Semtech Corp.* 400 15,556
Silicon Laboratories, Inc.* 127 16,024
Synaptics, Inc.* 177 16,587
596,627
Software — 11.0%
Adobe, Inc.* 352 156,556
Altair Engineering, Inc., Class
a
A* 179 15,632
ANSYS, Inc.* 148 46,983
Blackbaud, Inc.* 203 15,822
BlackLine, Inc.* 309 14,745
Box, Inc., Class
a
A* 611 16,650
C3.ai, Inc., Class
a
A* 621 18,363
Check Point Software
Technologies Ltd.* 107 16,103
Cleanspark, Inc.* 882 14,174
CommVault Systems, Inc.* 147 15,815
Crowdstrike Holdings, Inc.,
Class
a
A* 47 14,742
CyberArk Software Ltd.* 66 15,130
Darktrace plc* 2,155 16,147
DocuSign, Inc., Class
a
A* 271 14,835
Dropbox, Inc., Class
a
A* 688 15,501
Dynatrace, Inc.* 337 15,411
Five9, Inc.* 310 14,496
Gen Digital, Inc. 649 16,115
KPIT Technologies Ltd. 904 15,782
Marathon Digital Holdings, Inc.* 761 14,855
Microsoft Corp. 395 163,976
MicroStrategy, Inc., Class
a
A* 10 15,245
Nutanix, Inc., Class
a
A* 221 12,225
Oracle Corp. 295 34,571
Palo Alto Networks, Inc.* 63 18,579
Procore Technologies, Inc.* 231 15,507
Q2 Holdings, Inc.* 256 15,570
Riot Platforms, Inc.* 1,532 14,922
Salesforce, Inc. 94 22,037
SAP SE 171 30,793
ServiceNow, Inc.* 23 15,109
Smartsheet, Inc., Class
a
A* 390 14,430
Tenable Holdings, Inc.* 374 15,779
Trend Micro, Inc. 342 15,392
Varonis Systems, Inc., Class
a
B* 372 15,981
Workday, Inc., Class
a
A* 63 13,321
917,294
Specialized REITs — 0.2%
Equinix, Inc., REIT 21 16,023

See accompanying notes to the financial statements.
MAY 31, 2024 :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
69
ANEW
::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc. 881 $ 169,372
Hewlett Packard Enterprise Co. 914 16,132
NetApp, Inc. 144 17,342
Samsung Electronics Co. Ltd.,
GDR(a) 14 18,746
221,592
Total Common Stocks
(Cost $7,875,819)
8,279,822
Principal
Amount
Short-Term Investments — 0 .4%
Repurchase Agreements (b) — 0 .4%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $32,526
(Cost $32,511) $ 32,511 32,511
Total Investments — 100.2%
(Cost $7,908,330) 8,312,333
Liabilities in excess of other assets — (0.2%) (17,510)
Net Assets — 100.0% $ 8,294,823
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,223,702
Aggregate gross unrealized depreciation (968,889)
Net unrealized appreciation $ 254,813
Federal income tax cost $ 8,057,520
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 76 .3%
China 5 .0%
Germany 3 .6%
Japan 3 .0%
Ireland 2 .1%
Switzerland 2 .0%
Canada 2 .0%
South Africa 1 .9%
Taiwan 0 .8%
Israel 0 .6%
Australia 0 .6%
Singapore 0 .5%
India 0 .4%
United Kingdom 0 .4%
South Korea 0 .2%
Saudi Arabia 0 .2%
Netherlands 0 .2%
Other
a
0 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NANOTECHNOLOGY ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
70
TINY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Biotechnology — 3.0%
Novavax, Inc.*(a) 12,329 $ 185,305
Chemicals — 5.6%
Advanced Nano Products Co.
Ltd. 1,074 84,862
JSR Corp.*(a) 9,546 263,135
347,997
Electronic Equipment, Instruments & Components — 9.7%
Coherent Corp.* 4,774 272,404
Lightwave Logic, Inc.*(a) 10,499 32,337
nLight, Inc.* 4,166 54,783
Oxford Instruments plc 5,102 162,530
Park Systems Corp. 614 80,090
602,144
Health Care Equipment & Supplies — 3.1%
Jeol Ltd. 4,540 194,458
Life Sciences Tools & Services — 7.5%
Agilent Technologies, Inc. 1,908 248,822
Bruker Corp. 3,246 212,646
461,468
Semiconductors & Semiconductor Equipment — 66.4%
ACM Research, Inc., Class
a
A* 4,915 106,164
Applied Materials, Inc. 1,292 277,883
ASML Holding NV 287 271,175
Axcelis Technologies, Inc.* 2,551 286,962
Entegris, Inc. 1,982 250,426
Intel Corp. 8,246 254,389
KLA Corp. 372 282,545
Lam Research Corp. 284 264,813
NVIDIA Corp. 298 326,706
Onto Innovation, Inc.* 1,385 300,130
Photronics, Inc.* 5,581 152,640
SCREEN Holdings Co. Ltd. 2,549 243,206
SkyWater Technology, Inc.* 4,165 31,487
SUESS MicroTec SE 1,684 99,767
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 1,803 272,325
Tower Semiconductor Ltd.* 8,123 304,938
Ultra Clean Holdings, Inc.* 3,912 181,439
Veeco Instruments, Inc.* 4,936 200,648
4,107,643
Technology Hardware, Storage & Peripherals — 4.6%
Canon, Inc. 9,811 283,977
Total Common Stocks
(Cost $5,304,824)
6,182,992
Investments
Shares Value
Securities Lending Reinvestments (b) — 3 .2%
Investment Companies — 3 .2%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $197,416) 197,416 $ 197,416
Total Investments — 103.1%
(Cost $5,502,240) 6,380,408
Liabilities in excess of other assets — (3.1%) (192,485)
Net Assets — 100.0% $ 6,187,923
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $466,994, collateralized in the form of cash with a value of $197,416 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $297,015 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from July
30, 2024 – February 15, 2054. The total value of collateral is
$494,431.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $197,416.
(c) Rate shown is the 7-day yield as of May 31, 2024.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,166,150
Aggregate gross unrealized depreciation (291,637)
Net unrealized appreciation $ 874,513
Federal income tax cost $ 5,505,895

See accompanying notes to the financial statements.
MAY 31, 2024 :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
71
TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 68 .3%
Japan 15 .9%
Taiwan 4 .4%
Netherlands 4 .4%
South Korea 2 .7%
United Kingdom 2 .6%
Germany 1 .6%
Other
a
0 .1%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
72
QQQA
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Broadline Retail — 4.5%
Amazon.com, Inc.* 3,070 $ 541,671
Commercial Services & Supplies — 4.5%
Copart, Inc.* 10,316 547,367
Consumer Staples Distribution & Retail — 5.2%
Costco Wholesale Corp. 781 632,524
Electric Utilities — 5.3%
Constellation Energy Corp. 2,981 647,622
Entertainment — 4.9%
Netflix, Inc.* 917 588,366
Hotels, Restaurants & Leisure — 8.8%
Booking Holdings, Inc. 162 611,769
DoorDash, Inc., Class
a
A* 4,129 454,644
1,066,413
Interactive Media & Services — 4.3%
Meta Platforms, Inc., Class
a
A 1,116 520,982
Machinery — 4.3%
PACCAR, Inc. 4,835 519,762
Oil, Gas & Consumable Fuels — 4.6%
Diamondback Energy, Inc. 2,769 551,751
Semiconductors & Semiconductor Equipment — 35.7%
Applied Materials, Inc. 2,749 591,255
Broadcom, Inc. 425 564,634
KLA Corp. 839 637,245
Lam Research Corp. 597 556,667
Micron Technology, Inc. 4,663 582,875
NVIDIA Corp. 648 710,422
QUALCOMM, Inc. 3,335 680,507
4,323,605
Software — 17.7%
Cadence Design Systems, Inc.* 1,868 534,827
Crowdstrike Holdings, Inc.,
Class
a
A* 1,849 579,976
Synopsys, Inc.* 1,025 574,820
Workday, Inc., Class
a
A* 2,167 458,212
2,147,835
Total Common Stocks
(Cost $8,852,585)
12,087,898
Investments
Principal
Amount Value
Short-Term Investments — 0 .2%
Repurchase Agreements (a) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $18,867
(Cost $18,858) $ 18,858 $ 18,858
Total Investments — 100.0%
(Cost $8,871,443) 12,106,756
Other assets less liabilities — 0.0%(b) 338
Net Assets — 100.0% $ 12,107,094
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) Represents less than 0.05% of net assets.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,239,478
Aggregate gross unrealized depreciation (4,165)
Net unrealized appreciation $ 3,235,313
Federal income tax cost $ 8,871,443

MAY 31, 2024 :: NASDAQ- HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
73
IQQQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 86 .2%
Automobiles — 2.0%
Tesla, Inc.* 2,625 $ 467,460
Beverages — 2.3%
Coca-Cola Europacific Partners
plc 642 47,322
Keurig Dr Pepper, Inc. 1,951 66,822
Monster Beverage Corp.* 1,463 75,959
PepsiCo, Inc. 1,933 334,215
524,318
Biotechnology — 3.4%
Amgen, Inc. 754 230,611
Biogen, Inc.* 204 45,888
Gilead Sciences, Inc. 1,752 112,601
Moderna, Inc.* 537 76,549
Regeneron Pharmaceuticals,
Inc.* 152 148,984
Vertex Pharmaceuticals, Inc.* 363 165,289
779,922
Broadline Retail — 5.5%
Amazon.com, Inc.* 5,655 997,768
MercadoLibre, Inc.* 71 122,516
PDD Holdings, Inc., ADR* 939 140,644
1,260,928
Chemicals — 1.3%
Linde plc 677 294,847
Commercial Services & Supplies — 0.7%
Cintas Corp. 143 96,950
Copart, Inc.* 1,352 71,737
168,687
Communications Equipment — 1.2%
Cisco Systems, Inc. 5,694 264,771
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp. 624 505,371
Dollar Tree, Inc.* 306 36,093
Walgreens Boots Alliance, Inc. 1,213 19,675
561,139
Electric Utilities — 1.1%
American Electric Power Co.,
Inc. 740 66,785
Constellation Energy Corp. 445 96,676
Exelon Corp. 1,406 52,795
Xcel Energy, Inc. 781 43,307
259,563
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp. 189 42,264
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 1,407 47,106
Investments
Shares Value
Common Stocks (continued)
Entertainment — 2.2%
Electronic Arts, Inc. 376 $ 49,963
Netflix, Inc.* 609 390,747
Take-Two Interactive Software,
Inc.* 240 38,486
Warner Bros Discovery, Inc.* 3,431 28,271
507,467
Financial Services — 0.4%
PayPal Holdings, Inc.* 1,507 94,926
Food Products — 0.8%
Kraft Heinz Co. (The) 1,706 60,341
Mondelez International, Inc.,
Class
a
A 1,893 129,728
190,069
Ground Transportation — 0.6%
CSX Corp. 2,755 92,981
Old Dominion Freight Line, Inc. 306 53,627
146,608
Health Care Equipment & Supplies — 1.6%
Dexcom, Inc.* 542 64,373
GE HealthCare Technologies,
Inc. 640 49,920
IDEXX Laboratories, Inc.* 117 58,143
Intuitive Surgical, Inc.* 495 199,050
371,486
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class
a
A* 616 89,277
Booking Holdings, Inc. 48 181,265
DoorDash, Inc., Class
a
A* 530 58,358
Marriott International, Inc.,
Class
a
A 407 94,086
Starbucks Corp. 1,592 127,710
550,696
Industrial Conglomerates — 0.8%
Honeywell International, Inc. 917 185,408
Interactive Media & Services — 8.7%
Alphabet, Inc., Class
a
A* 3,208 553,380
Alphabet, Inc., Class
a
C* 3,088 537,189
Meta Platforms, Inc., Class
a
A 1,906 889,778
1,980,347
IT Services — 0.3%
Cognizant Technology Solutions
Corp., Class
a
A 700 46,305
MongoDB, Inc., Class
a
A* 101 23,842
70,147
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 223 23,254

See accompanying notes to the financial statements.
NASDAQ- HIGH INCOME ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
74
IQQQ
::
Investments
Shares Value
Common Stocks (continued)
Machinery — 0.4%
PACCAR, Inc. 737 $ 79,228
Media — 1.6%
Charter Communications, Inc.,
Class
a
A* 204 58,573
Comcast Corp., Class
a
A 5,572 223,047
Sirius XM Holdings, Inc. 5,403 15,236
Trade Desk, Inc. (The), Class
a
A* 626 58,080
354,936
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 251 50,014
Pharmaceuticals — 0.3%
AstraZeneca plc, ADR 819 63,898
Professional Services — 1.1%
Automatic Data Processing, Inc. 578 141,564
Paychex, Inc. 508 61,041
Verisk Analytics, Inc., Class
a
A 202 51,062
253,667
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 574 44,870
Semiconductors & Semiconductor Equipment — 21.3%
Advanced Micro Devices, Inc.* 2,272 379,197
Analog Devices, Inc. 697 163,440
Applied Materials, Inc. 1,168 251,213
ASML Holding NV (Registered),
NYRS 121 116,202
Broadcom, Inc. 652 866,215
GLOBALFOUNDRIES, Inc.* 770 37,730
Intel Corp. 5,946 183,434
KLA Corp. 190 144,311
Lam Research Corp. 184 171,569
Marvell Technology, Inc. 1,216 83,673
Microchip Technology, Inc. 760 73,895
Micron Technology, Inc. 1,552 194,000
NVIDIA Corp. 1,361 1,492,105
NXP Semiconductors NV 361 98,228
ON Semiconductor Corp.* 601 43,897
QUALCOMM, Inc. 1,569 320,154
Texas Instruments, Inc. 1,279 249,418
4,868,681
Software — 13.4%
Adobe, Inc.* 636 282,867
ANSYS, Inc.* 122 38,729
Atlassian Corp., Class
a
A* 221 34,666
Autodesk, Inc.* 301 60,682
Cadence Design Systems, Inc.* 383 109,657
Crowdstrike Holdings, Inc.,
Class
a
A* 320 100,375
Datadog, Inc., Class
a
A* 430 47,377
Fortinet, Inc.* 1,073 63,650
Intuit, Inc. 394 227,117
Investments
Shares Value
Common Stocks (continued)
Microsoft Corp. 4,045 $ 1,679,202
Palo Alto Networks, Inc.* 454 133,889
Roper Technologies, Inc. 150 79,914
Synopsys, Inc.* 215 120,572
Workday, Inc., Class
a
A* 294 62,166
Zscaler, Inc.* 209 35,522
3,076,385
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.* 83 79,951
Ross Stores, Inc. 473 66,106
146,057
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. 8,407 1,616,246
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.* 170 53,038
Trading Companies & Distributors — 0.2%
Fastenal Co. 805 53,114
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc. 1,669 292,008
Total Common Stocks
(Cost $19,378,525)
19,743,555
Principal
Amount
Short-Term Investments — 2 .2%
Repurchase Agreements (a) — 2 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $492,316
(Cost $492,097) $ 492,097 492,097
Total Investments — 88.4%
(Cost $19,870,622) 20,235,652
Other assets less liabilities — 11.6% 2,645,567
Net Assets — 100.0% $ 22,881,219
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
NYRS New York Registry Shares

See accompanying notes to the financial statements.
MAY 31, 2024 :: NASDAQ- HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
75
IQQQ
::
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ —
Federal income tax cost $ 20,271,525
Futures Contracts Purchased
Nasdaq-100 High Income ETF had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 8 6/21/2024 U.S. Dollar $ 2,974,560 $ 33,721
Swap Agreements
a
Nasdaq-100 High Income ETF had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
22,710,466 11/6/2025
Goldman Sachs
International 0.00%
Nasdaq-100 Daily
Covered Call Index 2,152 — — 2,152
22,710,466 2,152
Total Unrealized
Appreciation
2,152
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ON DEMAND ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
76
OND
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Consumer Staples Distribution & Retail — 3.6%
Maplebear, Inc.* 812 $ 24,750
Entertainment — 46.4%
Bilibili, Inc., Class
a
Z* 1,518 21,585
Capcom Co. Ltd. 1,646 30,353
Electronic Arts, Inc. 200 26,576
Krafton, Inc.* 165 29,793
NCSoft Corp. 94 12,920
NetEase, Inc. 1,221 21,483
Netflix, Inc.* 59 37,855
Nexon Co. Ltd. 1,284 21,975
ROBLOX Corp., Class
a
A* 679 22,828
Spotify Technology SA* 152 45,110
Square Enix Holdings Co. Ltd. 491 14,702
Take-Two Interactive Software,
Inc.* 174 27,903
Ubisoft Entertainment SA* 458 11,142
324,225
Ground Transportation — 13.6%
Grab Holdings Ltd., Class
a
A* 8,950 32,847
Lyft, Inc., Class
a
A* 1,989 31,048
Uber Technologies, Inc.* 479 30,924
94,819
Hotels, Restaurants & Leisure — 21.0%
Delivery Hero SE*(a) 864 26,165
DoorDash, Inc., Class
a
A* 285 31,382
Just Eat Takeaway.com NV*(a) 1,091 14,217
Meituan, Class
a
B*(a) 2,452 32,953
Zomato Ltd.* 19,680 42,238
146,955
Investments
Shares Value
Common Stocks (continued)
Interactive Media & Services — 4.2%
Snap, Inc., Class
a
A* 1,951 $ 29,304
Semiconductors & Semiconductor Equipment — 11.1%
Ambarella, Inc.* 225 13,109
NVIDIA Corp. 59 64,683
77,792
Total Common Stocks
(Cost $914,446)
697,845
Total Investments — 99.9%
(Cost $914,446) 697,845
Other assets less liabilities — 0.1% 501
Net Assets — 100.0% $ 698,346
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 149,769
Aggregate gross unrealized depreciation (393,358)
Net unrealized depreciation $ (243,589)
Federal income tax cost $ 941,434
On-Demand ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 48 .7%
Japan 9 .6%
China 7 .8%
Luxembourg 6 .5%
South Korea 6 .1%
India 6 .1%
Singapore 4 .7%
Germany 3 .7%
Hong Kong 3 .1%
Netherlands 2 .0%
France 1 .6%
Other
a
0 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2024 :: ONLINE RETAIL ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
77
ONLN
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Broadline Retail — 63.5%
Alibaba Group Holding Ltd.,
ADR 54,752 $ 4,289,272
Amazon.com, Inc.* 129,181 22,792,696
Coupang, Inc.* 197,440 4,489,786
eBay, Inc. 168,715 9,147,727
Etsy, Inc.* 66,497 4,220,565
Global-e Online Ltd.* 61,157 1,909,321
JD.com, Inc., ADR 82,208 2,435,001
MercadoLibre, Inc.* 1,723 2,973,174
Ozon Holdings plc, ADR*‡ 60,470 —
PDD Holdings, Inc., ADR* 70,140 10,505,569
62,763,111
Entertainment — 2.3%
Sea Ltd., ADR* 33,450 2,258,544
Specialty Retail — 30.1%
Beyond, Inc.* 259,591 3,927,612
Buckle, Inc. (The) 110,133 4,244,526
Carvana Co., Class
a
A* 40,594 4,058,588
Chewy, Inc., Class
a
A* 240,330 5,097,399
Revolve Group, Inc., Class
a
A*(a) 209,721 4,001,477
Wayfair, Inc., Class
a
A* 68,187 4,056,444
Williams-Sonoma, Inc. 14,799 4,339,363
29,725,409
Textiles, Apparel & Luxury Goods — 4.0%
Figs, Inc., Class
a
A* 750,729 3,978,864
Total Common Stocks
(Cost $99,307,158)
98,725,928
Securities Lending Reinvestments (b) — 3 .4%
Investment Companies — 3 .4%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $3,376,300) 3,376,300 3,376,300
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $78,308
(Cost $78,274) $ 78,274 78,274
Total Investments — 103.4%
(Cost $102,761,732) 102,180,502
Liabilities in excess of other assets — (3.4%) (3,394,808)
Net Assets — 100.0% $ 98,785,694
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024 was
$3,390,516, collateralized in the form of cash with a value of
$3,376,300 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $3,376,300.
(c) Rate shown is the 7-day yield as of May 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,113,519
Aggregate gross unrealized depreciation (26,246,064)
Net unrealized depreciation $ (10,132,545)
Federal income tax cost $ 112,313,047

PET CARE ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
78
PAWZ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .6%
Distributors — 0.0%(a)
Arata Corp. 703 $ 14,371
Food Products — 18.0%
Freshpet, Inc.* 54,458 7,143,256
General Mills, Inc. 14,813 1,018,394
I-TAIL Corp. PCL, NVDR 2,159,558 1,355,961
J M Smucker Co. (The) 2,727 304,442
Nestle SA (Registered) 28,059 2,971,483
12,793,536
Health Care Equipment & Supplies — 12.3%
IDEXX Laboratories, Inc.* 12,828 6,374,874
Vimian Group AB* 711,705 2,363,570
8,738,444
Health Care Providers & Services — 9.4%
Cencora, Inc. 4,541 1,028,855
CVS Group plc 239,363 3,531,996
Patterson Cos., Inc. 2,092 51,442
PetIQ, Inc., Class
a
A* 100,338 2,083,017
6,695,310
Household Products — 7.2%
Central Garden & Pet Co.* 34,856 1,514,493
Colgate-Palmolive Co. 21,575 2,005,612
Oil-Dri Corp. of America 17,752 1,483,357
Spectrum Brands Holdings, Inc. 743 66,677
5,070,139
Insurance — 6.2%
Anicom Holdings, Inc. 259,768 1,015,848
Trupanion, Inc.*(b) 113,724 3,396,936
4,412,784
Pharmaceuticals — 19.4%
Elanco Animal Health, Inc.* 12,896 228,001
Merck & Co., Inc. 22,628 2,840,719
SwedenCare AB 205,431 1,155,604
Virbac SACA 7,658 2,974,734
Zoetis, Inc., Class
a
A 38,689 6,560,107
13,759,165
Specialty Retail — 27.1%
Chewy, Inc., Class
a
A* 416,315 8,830,041
Pet Valu Holdings Ltd.(b) 135,830 2,678,829
Petco Health & Wellness Co.,
Inc., Class
a
A* 497,076 1,918,714
Pets at Home Group plc 1,329,937 5,019,619
Tractor Supply Co. 2,831 807,656
19,254,859
Total Common Stocks
(Cost $80,312,042)
70,738,608
Investments
Shares Value
Securities Lending Reinvestments (c) — 1 .7%
Investment Companies — 1 .7%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (d)
(Cost $1,220,458) 1,220,458 $ 1,220,458
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $61,677
(Cost $61,649) $ 61,649 61,649
Total Investments — 101.4%
(Cost $81,594,149) 72,020,715
Liabilities in excess of other assets — (1.4%) (1,016,835)
Net Assets — 100.0% $ 71,003,880
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024 was
$1,518,763, collateralized in the form of cash with a value of
$1,220,458 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $356,036 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from July
5, 2024 – February 15, 2054. The total value of collateral is
$1,576,494.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $1,220,458.
(d) Rate shown is the 7-day yield as of May 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,636,079
Aggregate gross unrealized depreciation (23,567,957)
Net unrealized depreciation $ (16,931,878)
Federal income tax cost $ 88,952,593

See accompanying notes to the financial statements.
MAY 31, 2024 :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
79
PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 67 .1%
United Kingdom 12 .0%
Sweden 5 .0%
France 4 .2%
Switzerland 4 .2%
Canada 3 .8%
Thailand 1 .9%
Japan 1 .4%
Other
a
0 .4%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

RUSSELL 2000 DIVIDEND GROWERS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
80
SMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Banks — 25.2%
Associated Banc-Corp. 355,869 $ 7,622,714
Atlantic Union Bankshares
Corp. 221,641 7,232,146
Bank of Marin Bancorp 442,205 6,801,113
Cadence Bank 267,192 7,628,332
Cambridge Bancorp 117,164 7,842,958
Camden National Corp. 234,292 7,595,747
Central Pacific Financial Corp. 393,836 7,986,994
First Busey Corp. 320,045 7,236,217
First Interstate BancSystem,
Inc., Class
a
A 281,528 7,471,753
First Merchants Corp. 224,211 7,410,174
First of Long Island Corp. (The) 675,722 6,757,220
Fulton Financial Corp. 479,757 8,079,108
Glacier Bancorp, Inc. 195,764 7,317,658
Horizon Bancorp, Inc. 613,112 7,492,229
Independent Bank Corp. 144,164 7,322,090
Peoples Bancorp, Inc. 263,167 7,671,318
Premier Financial Corp. 380,375 7,497,191
S&T Bancorp, Inc. 238,862 7,622,086
Sandy Spring Bancorp, Inc. 337,395 7,908,539
Simmons First National Corp.,
Class
a
A 385,568 6,701,172
Southside Bancshares, Inc. 257,542 6,904,701
Tompkins Financial Corp. 151,384 7,101,423
United Bankshares, Inc. 214,892 6,971,096
United Community Banks, Inc. 286,357 7,347,921
Washington Trust Bancorp, Inc. 285,246 7,487,708
WesBanco, Inc. 257,724 7,113,182
192,122,790
Building Products — 2.0%
Apogee Enterprises, Inc. 128,662 8,359,170
Griffon Corp. 102,872 6,947,975
15,307,145
Capital Markets — 0.9%
Cohen & Steers, Inc. 100,550 7,067,660
Chemicals — 5.9%
Avient Corp. 181,226 8,097,178
Balchem Corp. 46,803 7,188,941
HB Fuller Co. 92,358 7,354,467
Quaker Chemical Corp. 37,082 6,724,821
Sensient Technologies Corp. 110,155 8,555,739
Stepan Co. 83,525 7,280,874
45,202,020
Commercial Services & Supplies — 3.1%
ABM Industries, Inc. 178,240 8,425,404
HNI Corp. 167,355 7,874,052
Matthews International Corp.,
Class
a
A 257,269 7,288,431
23,587,887
Construction & Engineering — 1.0%
Comfort Systems USA, Inc. 23,363 7,647,644
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.8%
Andersons, Inc. (The) 132,436 $ 6,931,700
SpartanNash Co. 353,643 6,949,085
13,880,785
Diversified Telecommunication Services — 0.7%
Cogent Communications
Holdings, Inc. 93,510 5,537,662
Electric Utilities — 4.1%
ALLETE, Inc. 129,798 8,196,744
Otter Tail Corp. 81,903 7,409,764
PNM Resources, Inc. 200,091 7,671,489
Portland General Electric Co. 182,989 8,153,990
31,431,987
Electronic Equipment, Instruments & Components — 1.2%
Badger Meter, Inc. 45,931 8,862,846
Financial Services — 0.9%
Cass Information Systems, Inc. 153,374 6,493,855
Food Products — 2.0%
J & J Snack Foods Corp. 51,383 8,360,528
Lancaster Colony Corp. 35,616 6,606,768
14,967,296
Gas Utilities — 6.1%
Chesapeake Utilities Corp. 71,605 8,020,476
New Jersey Resources Corp. 175,849 7,642,398
Northwest Natural Holding Co. 198,888 7,442,389
ONE Gas, Inc. 123,490 7,610,689
Southwest Gas Holdings, Inc. 105,520 8,187,297
Spire, Inc. 123,219 7,552,092
46,455,341
Health Care Equipment & Supplies — 2.4%
Atrion Corp. 20,467 9,419,937
LeMaitre Vascular, Inc. 108,719 8,575,754
17,995,691
Health Care Providers & Services — 1.0%
Ensign Group, Inc. (The) 60,254 7,305,195
Health Care REITs — 0.9%
Universal Health Realty Income
Trust, REIT 188,431 7,081,237
Household Durables — 0.9%
Worthington Enterprises, Inc. 116,555 6,647,132
Household Products — 0.8%
WD-40 Co. 27,375 6,150,889
Industrial REITs — 0.8%
Terreno Realty Corp., REIT 112,137 6,344,711

See accompanying notes to the financial statements.
MAY 31, 2024 :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
81
SMDV
::
Investments
Shares Value
Common Stocks (continued)
Insurance — 0.9%
Horace Mann Educators Corp. 205,979 $ 7,038,302
Leisure Products — 0.8%
Johnson Outdoors, Inc.,
Class
a
A 160,265 5,832,043
Machinery — 9.8%
Alamo Group, Inc. 36,239 6,885,048
Douglas Dynamics, Inc. 298,338 7,416,683
Franklin Electric Co., Inc. 70,677 7,030,948
Hillenbrand, Inc. 154,502 7,182,798
Hyster-Yale, Inc. 128,300 9,313,297
Kadant, Inc. 22,459 6,423,499
Lindsay Corp. 60,958 6,999,197
Standex International Corp. 41,886 7,045,644
Trinity Industries, Inc. 293,331 9,225,260
Watts Water Technologies, Inc.,
Class
a
A 35,663 7,101,573
74,623,947
Marine Transportation — 1.1%
Matson, Inc. 66,642 8,543,504
Media — 1.1%
John Wiley & Sons, Inc.,
Class
a
A 221,103 8,059,204
Metals & Mining — 3.1%
Kaiser Aluminum Corp. 99,808 9,761,223
Materion Corp. 54,174 6,196,422
Worthington Steel, Inc. 236,401 7,798,869
23,756,514
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Arbor Realty Trust, Inc.(a) 568,506 7,777,162
Multi-Utilities — 3.2%
Avista Corp. 220,510 8,154,460
Black Hills Corp. 142,818 8,062,076
Northwestern Energy Group,
Inc. 152,772 7,938,033
24,154,569
Personal Care Products — 1.0%
Nu Skin Enterprises, Inc.,
Class
a
A 581,096 7,757,632
Professional Services — 2.8%
CSG Systems International, Inc. 134,726 5,813,427
Exponent, Inc. 90,987 8,654,683
Insperity, Inc. 71,598 6,781,763
21,249,873
Real Estate Management & Development — 1.1%
Kennedy-Wilson Holdings, Inc. 834,672 8,530,348
Investments
Shares Value
Common Stocks (continued)
Retail REITs — 1.0%
Getty Realty Corp., REIT 276,650 $ 7,638,307
Semiconductors & Semiconductor Equipment — 1.0%
Power Integrations, Inc. 100,912 7,670,321
Tobacco — 1.0%
Universal Corp. 152,357 7,307,042
Trading Companies & Distributors — 2.9%
Applied Industrial Technologies,
Inc. 38,179 7,368,547
GATX Corp. 57,519 7,935,321
McGrath RentCorp 58,891 6,417,941
21,721,809
Water Utilities — 5.0%
American States Water Co. 102,526 7,544,888
Artesian Resources Corp.,
Class
a
A 212,717 7,630,159
California Water Service Group 161,328 8,048,654
Middlesex Water Co. 143,182 7,714,646
SJW Group 130,231 7,124,938
38,063,285
Wireless Telecommunication Services — 1.3%
Telephone and Data Systems,
Inc. 476,646 9,480,489
Total Common Stocks
(Cost $721,309,025)
759,294,124
Securities Lending Reinvestments (b) — 1 .0%
Investment Companies — 1 .0%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $7,567,973) 7,567,973 7,567,973
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $822,394
(Cost $822,031) $ 822,031 822,031
Total Investments — 100.9%
(Cost $729,699,029) 767,684,128
Liabilities in excess of other assets — (0.9%) (6,532,650)
Net Assets — 100.0% $ 761,151,478

See accompanying notes to the financial statements.
RUSSELL 2000 DIVIDEND GROWERS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
82
SMDV
::
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $7,777,162, collateralized in the form of cash with a value of $7,567,973 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $276,746 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 7.63%, and maturity dates ranging from
November 15, 2024 – February 15, 2052. The total value of
collateral is $7,844,719.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $7,567,973.
(c) Rate shown is the 7-day yield as of May 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 112,850,003
Aggregate gross unrealized depreciation (76,031,390)
Net unrealized appreciation $ 36,818,613
Federal income tax cost $ 730,865,515

MAY 31, 2024 :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
83
TMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 3.1%
Commerce Bancshares, Inc. 2,208 $ 122,853
United Bankshares, Inc. 3,351 108,707
231,560
Beverages — 4.4%
Brown-Forman Corp., Class
a
B 1,897 86,997
Coca-Cola Co. (The) 1,923 121,014
PepsiCo, Inc. 696 120,338
328,349
Building Products — 1.8%
Carlisle Cos., Inc. 329 137,617
Capital Markets — 4.4%
Franklin Resources, Inc. 4,179 98,624
S&P Global, Inc. 266 113,718
T. Rowe Price Group, Inc. 1,010 119,008
331,350
Chemicals — 9.1%
Air Products and Chemicals,
Inc. 486 129,616
HB Fuller Co. 1,441 114,747
PPG Industries, Inc. 821 107,887
RPM International, Inc. 997 111,764
Sherwin-Williams Co. (The) 341 103,596
Stepan Co. 1,306 113,844
681,454
Commercial Services & Supplies — 3.3%
ABM Industries, Inc. 2,781 131,458
MSA Safety, Inc. 626 112,680
244,138
Consumer Staples Distribution & Retail — 5.8%
Sysco Corp. 1,434 104,424
Target Corp. 737 115,090
Walgreens Boots Alliance, Inc. 5,331 86,469
Walmart, Inc. 1,953 128,429
434,412
Containers & Packaging — 1.7%
Sonoco Products Co. 2,022 124,090
Distributors — 1.5%
Genuine Parts Co. 769 110,844
Electrical Equipment — 1.6%
Emerson Electric Co. 1,059 118,777
Food Products — 6.2%
Archer-Daniels-Midland Co. 2,115 132,061
Hormel Foods Corp. 3,433 106,354
Lancaster Colony Corp. 557 103,323
Investments
Shares Value
Common Stocks (continued)
McCormick & Co., Inc.
(Non-Voting) 1,690 $ 122,052
463,790
Gas Utilities — 6.5%
Atmos Energy Corp. 1,015 117,659
National Fuel Gas Co. 2,351 134,383
Northwest Natural Holding Co. 3,102 116,077
UGI Corp. 4,656 118,542
486,661
Health Care Equipment & Supplies — 4.6%
Abbott Laboratories 965 98,613
Becton Dickinson & Co. 488 113,202
Medtronic plc 1,371 111,558
Solventum Corp.* 311 18,455
341,828
Health Care REITs — 1.5%
Universal Health Realty Income
Trust, REIT 2,938 110,410
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp. 396 102,520
Household Durables — 0.9%
Leggett & Platt, Inc. 5,550 64,380
Household Products — 6.2%
Clorox Co. (The) 755 99,328
Colgate-Palmolive Co. 1,325 123,172
Kimberly-Clark Corp. 933 124,369
Procter & Gamble Co. (The) 722 118,798
465,667
Industrial Conglomerates — 1.7%
3M Co. 1,249 125,075
Insurance — 6.5%
Aflac, Inc. 1,425 128,065
Cincinnati Financial Corp. 1,009 118,638
Old Republic International
Corp. 3,930 124,896
RLI Corp. 785 114,594
486,193
Machinery — 6.0%
Dover Corp. 685 125,917
Illinois Tool Works, Inc. 442 107,295
Nordson Corp. 431 101,164
Stanley Black & Decker, Inc. 1,281 111,665
446,041
Metals & Mining — 1.4%
Nucor Corp. 602 101,648
Multi-Utilities — 3.4%
Black Hills Corp. 2,229 125,827

See accompanying notes to the financial statements.
RUSSELL U.S. DIVIDEND GROWERS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
84
TMDV
::
Investments
Shares Value
Common Stocks (continued)
Consolidated Edison, Inc. 1,319 $ 124,711
250,538
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. 751 121,887
Pharmaceuticals — 1.4%
Johnson & Johnson 706 103,549
Professional Services — 1.5%
Automatic Data Processing, Inc. 460 112,663
Retail REITs — 1.5%
Federal Realty Investment Trust,
REIT 1,148 115,891
Specialty Retail — 1.4%
Lowe's Cos., Inc. 469 103,785
Tobacco — 1.5%
Universal Corp. 2,376 113,953
Trading Companies & Distributors — 1.4%
WW Grainger, Inc. 117 107,811
Water Utilities — 6.4%
American States Water Co. 1,598 117,597
California Water Service Group 2,517 125,573
Middlesex Water Co. 2,234 120,368
SJW Group 2,034 111,280
474,818
Total Common Stocks
(Cost $7,898,215)
7,441,699
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $9,715
(Cost $9,711) $ 9,711 9,711
Total Investments — 99.8%
(Cost $7,907,926) 7,451,410
Other assets less liabilities — 0.2% 14,984
Net Assets — 100.0% $ 7,466,394
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 791,193
Aggregate gross unrealized depreciation (1,264,957)
Net unrealized depreciation $ (473,764)
Federal income tax cost $ 7,925,174

MAY 31, 2024 :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
85
NOBL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 1.6%
General Dynamics Corp. 610,154 $ 182,905,865
Air Freight & Logistics — 3.5%
CH Robinson Worldwide, Inc. 2,539,092 219,301,376
Expeditors International of
Washington, Inc. 1,579,591 190,972,552
410,273,928
Beverages — 4.5%
Brown-Forman Corp., Class
a
B 3,616,206 165,839,207
Coca-Cola Co. (The) 2,945,323 185,349,177
PepsiCo, Inc. 1,043,250 180,377,925
531,566,309
Biotechnology — 1.4%
AbbVie, Inc. 1,053,465 169,860,697
Building Products — 1.4%
A O Smith Corp. 2,031,442 169,909,809
Capital Markets — 4.6%
Franklin Resources, Inc. 7,051,101 166,405,983
S&P Global, Inc. 432,184 184,762,982
T. Rowe Price Group, Inc. 1,595,537 188,002,125
539,171,090
Chemicals — 9.5%
Air Products and Chemicals,
Inc. 764,214 203,815,874
Albemarle Corp. 1,563,824 191,709,184
Ecolab, Inc. 813,095 188,800,659
Linde plc 401,304 174,775,918
PPG Industries, Inc. 1,369,351 179,946,415
Sherwin-Williams Co. (The) 590,701 179,454,964
1,118,503,014
Commercial Services & Supplies — 1.5%
Cintas Corp. 268,042 181,724,435
Consumer Staples Distribution & Retail — 4.5%
Sysco Corp. 2,320,743 168,996,505
Target Corp. 1,072,635 167,502,682
Walmart, Inc. 3,022,582 198,764,992
535,264,179
Containers & Packaging — 1.7%
Amcor plc 19,889,131 202,272,462
Distributors — 1.3%
Genuine Parts Co. 1,093,184 157,571,542
Electric Utilities — 1.8%
NextEra Energy, Inc. 2,697,952 215,890,119
Electrical Equipment — 1.5%
Emerson Electric Co. 1,627,078 182,493,068
Investments
Shares Value
Common Stocks (continued)
Food Products — 5.8%
Archer-Daniels-Midland Co. 2,890,506 $ 180,483,195
Hormel Foods Corp. 5,082,652 157,460,559
J M Smucker Co. (The) 1,517,455 169,408,676
McCormick & Co., Inc.
(Non-Voting) 2,380,096 171,890,533
679,242,963
Gas Utilities — 1.5%
Atmos Energy Corp. 1,517,841 175,948,129
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories 1,660,046 169,640,101
Becton Dickinson & Co. 762,094 176,782,945
Medtronic plc 2,197,126 178,780,143
525,203,189
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. 1,727,817 171,520,394
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp. 645,061 166,999,842
Household Products — 7.5%
Church & Dwight Co., Inc. 1,673,736 179,106,489
Clorox Co. (The) 1,223,569 160,972,738
Colgate-Palmolive Co. 2,016,306 187,435,806
Kimberly-Clark Corp. 1,312,881 175,007,037
Procter & Gamble Co. (The) 1,105,910 181,966,431
884,488,501
Insurance — 6.4%
Aflac, Inc. 2,132,590 191,655,863
Brown & Brown, Inc. 2,153,677 192,775,628
Chubb Ltd. 714,761 193,571,574
Cincinnati Financial Corp. 1,478,146 173,800,407
751,803,472
IT Services — 1.4%
International Business
Machines Corp. 980,319 163,566,225
Life Sciences Tools & Services — 1.3%
West Pharmaceutical Services,
Inc. 457,725 151,694,642
Machinery — 8.9%
Caterpillar, Inc. 491,685 166,445,206
Dover Corp. 1,036,650 190,557,003
Illinois Tool Works, Inc. 712,593 172,981,951
Nordson Corp. 681,488 159,958,863
Pentair plc 2,276,085 185,227,797
Stanley Black & Decker, Inc. 1,968,309 171,577,496
1,046,748,316
Metals & Mining — 1.5%
Nucor Corp. 1,022,700 172,682,895

See accompanying notes to the financial statements.
S&P 500
®
DIVIDEND ARISTOCRATS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
86
NOBL
::
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 1.5%
Consolidated Edison, Inc. 1,923,787 $ 181,894,061
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp. 1,096,742 178,001,227
Exxon Mobil Corp. 1,475,704 173,041,051
351,042,278
Personal Care Products — 1.5%
Kenvue, Inc. 9,220,671 177,958,950
Pharmaceuticals — 1.5%
Johnson & Johnson 1,194,199 175,153,167
Professional Services — 1.5%
Automatic Data Processing, Inc. 723,563 177,215,050
Residential REITs — 1.6%
Essex Property Trust, Inc., REIT 737,578 191,615,389
Retail REITs — 3.0%
Federal Realty Investment Trust,
REIT 1,736,215 175,270,904
Realty Income Corp., REIT 3,345,278 177,500,451
352,771,355
Software — 1.5%
Roper Technologies, Inc. 330,982 176,333,970
Specialty Retail — 1.4%
Lowe's Cos., Inc. 764,705 169,221,569
Trading Companies & Distributors — 2.9%
Fastenal Co. 2,645,599 174,556,622
WW Grainger, Inc. 186,866 172,189,544
346,746,166
Total Common Stocks
(Cost $10,338,142,057)
11,787,257,040
Principal
Amount
Short-Term Investments — 0 .0% (a)
Repurchase Agreements (b) — 0 .0% (a)
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,531,987
(Cost $2,530,868) $ 2,530,868 2,530,868
Total Investments — 99.8%
(Cost $10,340,672,925) 11,789,787,908
Other assets less liabilities — 0.2% 18,970,129
Net Assets — 100.0% $ 11,808,758,037
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,922,398,131
Aggregate gross unrealized depreciation (487,007,123)
Net unrealized appreciation $ 1,435,391,008
Federal income tax cost $ 10,354,396,900

MAY 31, 2024 :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
87
SPXE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.* 83 $ 23,379
Boeing Co. (The)* 684 121,485
General Dynamics Corp. 271 81,238
General Electric Co. 1,298 214,352
Howmet Aerospace, Inc. 467 39,531
Huntington Ingalls Industries,
Inc. 47 11,896
L3Harris Technologies, Inc. 225 50,587
Lockheed Martin Corp. 256 120,407
Northrop Grumman Corp. 167 75,278
RTX Corp. 1,583 170,663
Textron, Inc. 234 20,501
TransDigm Group, Inc. 65 87,310
1,016,627
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 138 11,919
Expeditors International of
Washington, Inc. 172 20,795
FedEx Corp. 275 69,839
United Parcel Service, Inc.,
Class
a
B 863 119,896
222,449
Automobile Components — 0.1%
Aptiv plc* 333 27,726
BorgWarner, Inc. 275 9,806
37,532
Automobiles — 1.4%
Ford Motor Co. 4,655 56,465
General Motors Co. 1,378 61,996
Tesla, Inc.* 3,306 588,733
707,194
Banks — 3.5%
Bank of America Corp. 8,211 328,358
Citigroup, Inc. 2,270 141,444
Citizens Financial Group, Inc. 557 19,656
Comerica, Inc. 157 8,045
Fifth Third Bancorp 814 30,460
Huntington Bancshares, Inc. 1,728 24,054
JPMorgan Chase & Co. 3,447 698,466
KeyCorp 1,117 16,051
M&T Bank Corp. 198 30,017
PNC Financial Services Group,
Inc. (The) 474 74,603
Regions Financial Corp. 1,103 21,343
Truist Financial Corp. 1,592 60,098
US Bancorp 1,859 75,382
Wells Fargo & Co. 4,293 257,236
1,785,213
Beverages — 1.4%
Brown-Forman Corp., Class
a
B 216 9,906
Coca-Cola Co. (The) 4,641 292,058
Investments
Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 191 $ 47,794
Keurig Dr Pepper, Inc. 1,243 42,573
Molson Coors Beverage Co.,
Class
a
B 221 12,113
Monster Beverage Corp.* 881 45,741
PepsiCo, Inc. 1,639 283,383
733,568
Biotechnology — 2.0%
AbbVie, Inc. 2,105 339,410
Amgen, Inc. 638 195,132
Biogen, Inc.* 172 38,690
Gilead Sciences, Inc. 1,486 95,505
Incyte Corp.* 222 12,829
Moderna, Inc.* 395 56,307
Regeneron Pharmaceuticals,
Inc.* 125 122,520
Vertex Pharmaceuticals, Inc.* 307 139,790
1,000,183
Broadline Retail — 3.9%
Amazon.com, Inc.* 10,901 1,923,373
eBay, Inc. 620 33,616
Etsy, Inc.* 143 9,076
1,966,065
Building Products — 0.5%
A O Smith Corp. 147 12,295
Allegion plc 104 12,669
Builders FirstSource, Inc.* 145 23,315
Carrier Global Corp. 996 62,937
Johnson Controls International
plc 813 58,463
Masco Corp. 262 18,319
Trane Technologies plc 272 89,069
277,067
Capital Markets — 2.9%
Ameriprise Financial, Inc. 119 51,957
Bank of New York Mellon Corp.
(The) 906 54,007
BlackRock, Inc. 166 128,157
Blackstone, Inc. 859 103,510
Cboe Global Markets, Inc. 125 21,624
Charles Schwab Corp. (The) 1,776 130,145
CME Group, Inc. 430 87,281
FactSet Research Systems, Inc. 45 18,192
Franklin Resources, Inc. 359 8,472
Goldman Sachs Group, Inc.
(The) 389 177,586
Intercontinental Exchange, Inc. 683 91,454
Invesco Ltd. 537 8,436
MarketAxess Holdings, Inc. 45 8,952
Moody's Corp. 187 74,237
Morgan Stanley 1,495 146,271
MSCI, Inc., Class
a
A 94 46,547
Nasdaq, Inc. 407 24,025
Northern Trust Corp. 244 20,555
Raymond James Financial, Inc. 223 27,373

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
88
SPXE
::
Investments
Shares Value
Common Stocks (continued)
S&P Global, Inc. 383 $ 163,736
State Street Corp. 360 27,212
T. Rowe Price Group, Inc. 267 31,461
1,451,190
Chemicals — 1.6%
Air Products and Chemicals,
Inc. 265 70,675
Albemarle Corp. 139 17,040
Celanese Corp., Class
a
A 119 18,093
CF Industries Holdings, Inc. 228 18,178
Corteva, Inc. 837 46,822
Dow, Inc. 838 48,294
DuPont de Nemours, Inc. 513 42,148
Eastman Chemical Co. 139 14,085
Ecolab, Inc. 303 70,357
FMC Corp. 149 9,081
International Flavors &
Fragrances, Inc. 304 29,239
Linde plc 578 251,730
LyondellBasell Industries NV,
Class
a
A 305 30,323
Mosaic Co. (The) 391 12,094
PPG Industries, Inc. 282 37,058
Sherwin-Williams Co. (The) 281 85,368
800,585
Commercial Services & Supplies — 0.6%
Cintas Corp. 102 69,153
Copart, Inc.* 1,043 55,342
Republic Services, Inc., Class
a
A 243 45,001
Rollins, Inc. 335 15,306
Veralto Corp. 261 25,729
Waste Management, Inc. 437 92,089
302,620
Communications Equipment — 0.8%
Arista Networks, Inc.* 301 89,593
Cisco Systems, Inc. 4,848 225,432
F5, Inc.* 69 11,659
Juniper Networks, Inc. 385 13,733
Motorola Solutions, Inc. 197 71,887
412,304
Construction & Engineering — 0.1%
Quanta Services, Inc. 172 47,462
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 73 41,762
Vulcan Materials Co. 157 40,156
81,918
Consumer Finance — 0.6%
American Express Co. 682 163,680
Capital One Financial Corp. 454 62,484
Discover Financial Services 298 36,552
Synchrony Financial 486 21,287
284,003
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. 529 $ 428,432
Dollar General Corp. 261 35,733
Dollar Tree, Inc.* 247 29,134
Kroger Co. (The) 790 41,372
Sysco Corp. 595 43,328
Target Corp. 550 85,888
Walgreens Boots Alliance, Inc. 854 13,852
Walmart, Inc. 5,105 335,705
1,013,444
Containers & Packaging — 0.2%
Amcor plc 1,724 17,533
Avery Dennison Corp. 96 21,848
Ball Corp. 376 26,106
International Paper Co. 414 18,667
Packaging Corp. of America 106 19,450
Westrock Co. 306 16,414
120,018
Distributors — 0.1%
Genuine Parts Co. 166 23,927
LKQ Corp. 321 13,813
Pool Corp. 46 16,723
54,463
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 8,528 155,380
Verizon Communications, Inc. 5,015 206,367
361,747
Electric Utilities — 1.7%
Alliant Energy Corp. 304 15,653
American Electric Power Co.,
Inc. 627 56,587
Constellation Energy Corp. 381 82,772
Duke Energy Corp. 920 95,284
Edison International 457 35,121
Entergy Corp. 252 28,348
Evergy, Inc. 274 14,977
Eversource Energy 417 24,699
Exelon Corp. 1,188 44,609
FirstEnergy Corp. 617 24,840
NextEra Energy, Inc. 2,447 195,809
NRG Energy, Inc. 269 21,789
PG&E Corp. 2,545 47,184
Pinnacle West Capital Corp. 135 10,646
PPL Corp. 881 25,840
Southern Co. (The) 1,301 104,262
Xcel Energy, Inc. 658 36,486
864,906
Electrical Equipment — 0.8%
AMETEK, Inc. 276 46,804
Eaton Corp. plc 476 158,437
Emerson Electric Co. 682 76,493
GE Vernova, Inc.* 325 57,168
Generac Holdings, Inc.* 72 10,599

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
89
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Hubbell, Inc., Class
a
B 63 $ 24,500
Rockwell Automation, Inc. 136 35,024
409,025
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 715 94,644
CDW Corp. 159 35,556
Corning, Inc. 917 34,167
Jabil, Inc. 151 17,954
Keysight Technologies, Inc.* 208 28,804
TE Connectivity Ltd. 368 55,090
Teledyne Technologies, Inc.* 56 22,229
Trimble, Inc.* 297 16,537
Zebra Technologies Corp.,
Class
a
A* 60 18,740
323,721
Entertainment — 1.3%
Electronic Arts, Inc. 290 38,535
Live Nation Entertainment, Inc.* 168 15,749
Netflix, Inc.* 516 331,076
Take-Two Interactive Software,
Inc.* 189 30,308
Walt Disney Co. (The) 2,187 227,251
Warner Bros Discovery, Inc.* 2,647 21,811
664,730
Financial Services — 4.3%
Berkshire Hathaway, Inc.,
Class
a
B* 2,169 898,834
Corpay, Inc.* 85 22,752
Fidelity National Information
Services, Inc. 708 53,723
Fiserv, Inc.* 715 107,078
Global Payments, Inc. 310 31,574
Jack Henry & Associates, Inc. 86 14,162
Mastercard, Inc., Class
a
A 984 439,917
PayPal Holdings, Inc.* 1,278 80,501
Visa, Inc., Class
a
A 1,886 513,860
2,162,401
Food Products — 0.8%
Archer-Daniels-Midland Co. 637 39,774
Bunge Global SA 172 18,505
Campbell Soup Co. 235 10,429
Conagra Brands, Inc. 571 17,061
General Mills, Inc. 678 46,613
Hershey Co. (The) 177 35,016
Hormel Foods Corp. 347 10,750
J M Smucker Co. (The) 126 14,067
Kellanova 314 18,947
Kraft Heinz Co. (The) 952 33,672
Lamb Weston Holdings, Inc. 172 15,186
McCormick & Co., Inc.
(Non-Voting) 300 21,666
Mondelez International, Inc.,
Class
a
A 1,607 110,128
Tyson Foods, Inc., Class
a
A 342 19,580
411,394
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 180 $ 20,866
Ground Transportation — 1.0%
CSX Corp. 2,358 79,583
JB Hunt Transport Services,
Inc. 97 15,593
Norfolk Southern Corp. 269 60,471
Old Dominion Freight Line, Inc. 212 37,153
Uber Technologies, Inc.* 2,454 158,430
Union Pacific Corp. 727 169,260
520,490
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories 2,070 211,533
Align Technology, Inc.* 84 21,606
Baxter International, Inc. 607 20,693
Becton Dickinson & Co. 345 80,030
Boston Scientific Corp.* 1,747 132,021
Cooper Cos., Inc. (The) 237 22,351
Dexcom, Inc.* 460 54,634
Edwards Lifesciences Corp.* 724 62,908
GE HealthCare Technologies,
Inc. 484 37,752
Hologic, Inc.* 280 20,658
IDEXX Laboratories, Inc.* 99 49,198
Insulet Corp.* 82 14,530
Intuitive Surgical, Inc.* 421 169,293
Medtronic plc 1,586 129,053
ResMed, Inc. 174 35,901
Solventum Corp.* 164 9,732
STERIS plc 117 26,077
Stryker Corp. 403 137,459
Teleflex, Inc. 55 11,499
Zimmer Biomet Holdings, Inc. 249 28,672
1,275,600
Health Care Providers & Services — 2.6%
Cardinal Health, Inc. 290 28,788
Cencora, Inc. 197 44,634
Centene Corp.* 638 45,675
Cigna Group (The) 349 120,272
CVS Health Corp. 1,502 89,519
DaVita, Inc.* 63 9,269
Elevance Health, Inc. 281 151,313
HCA Healthcare, Inc. 235 79,841
Henry Schein, Inc.* 155 10,748
Humana, Inc. 145 51,927
Labcorp Holdings, Inc.* 101 19,686
McKesson Corp. 156 88,856
Molina Healthcare, Inc.* 68 21,392
Quest Diagnostics, Inc. 132 18,740
UnitedHealth Group, Inc. 1,103 546,393
Universal Health Services, Inc.,
Class
a
B 72 13,666
1,340,719

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
90
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Health Care REITs — 0.2%
Healthpeak Properties, Inc.,
REIT 845 $ 16,816
Ventas, Inc., REIT 481 24,175
Welltower, Inc., REIT 660 68,422
109,413
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 842 15,105
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A* 520 75,364
Booking Holdings, Inc. 41 154,830
Caesars Entertainment, Inc.* 258 9,174
Carnival Corp.* 1,202 18,126
Chipotle Mexican Grill, Inc.,
Class
a
A* 32 100,145
Darden Restaurants, Inc. 142 21,355
Domino's Pizza, Inc. 41 20,852
Expedia Group, Inc.* 155 17,493
Hilton Worldwide Holdings, Inc. 301 60,381
Las Vegas Sands Corp. 442 19,903
Marriott International, Inc.,
Class
a
A 294 67,964
McDonald's Corp. 866 224,199
MGM Resorts International* 328 13,176
Norwegian Cruise Line Holdings
Ltd.* 508 8,433
Royal Caribbean Cruises Ltd.* 282 41,646
Starbucks Corp. 1,351 108,377
Wynn Resorts Ltd. 113 10,721
Yum! Brands, Inc. 336 46,177
1,018,316
Household Durables — 0.4%
DR Horton, Inc. 356 52,617
Garmin Ltd. 182 29,821
Lennar Corp., Class
a
A 295 47,303
Mohawk Industries, Inc.* 62 7,559
NVR, Inc.* 4 30,723
PulteGroup, Inc. 253 29,682
197,705
Household Products — 1.3%
Church & Dwight Co., Inc. 294 31,461
Clorox Co. (The) 147 19,340
Colgate-Palmolive Co. 982 91,287
Kimberly-Clark Corp. 401 53,453
Procter & Gamble Co. (The) 2,806 461,699
657,240
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 800 17,272
Vistra Corp. 402 39,830
57,102
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.4%
3M Co. 658 $ 65,892
Honeywell International, Inc. 787 159,124
225,016
Industrial REITs — 0.2%
Prologis, Inc., REIT 1,101 121,649
Insurance — 2.2%
Aflac, Inc. 628 56,438
Allstate Corp. (The) 313 52,434
American International Group,
Inc. 837 65,972
Aon plc, Class
a
A 238 67,030
Arch Capital Group Ltd.* 443 45,465
Arthur J Gallagher & Co. 258 65,359
Assurant, Inc. 61 10,582
Brown & Brown, Inc. 282 25,242
Chubb Ltd. 483 130,806
Cincinnati Financial Corp. 187 21,988
Everest Group Ltd. 51 19,937
Globe Life, Inc. 102 8,442
Hartford Financial Services
Group, Inc. (The) 356 36,828
Loews Corp. 217 16,666
Marsh & McLennan Cos., Inc. 587 121,850
MetLife, Inc. 732 52,975
Principal Financial Group, Inc. 261 21,412
Progressive Corp. (The) 698 147,404
Prudential Financial, Inc. 431 51,871
Travelers Cos., Inc. (The) 273 58,886
W R Berkley Corp. 242 19,609
Willis Towers Watson plc 122 31,145
1,128,341
Interactive Media & Services — 6.8%
Alphabet, Inc., Class
a
A* 7,028 1,212,330
Alphabet, Inc., Class
a
C* 5,884 1,023,581
Match Group, Inc.* 326 9,985
Meta Platforms, Inc., Class
a
A 2,623 1,224,495
3,470,391
IT Services — 1.0%
Accenture plc, Class
a
A 747 210,871
Akamai Technologies, Inc.* 181 16,696
Cognizant Technology Solutions
Corp., Class
a
A 595 39,359
EPAM Systems, Inc.* 68 12,099
Gartner, Inc.* 93 39,029
International Business
Machines Corp. 1,091 182,033
VeriSign, Inc.* 105 18,304
518,391
Leisure Products — 0.0%(a)
Hasbro, Inc. 156 9,326

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
91
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. 350 $ 45,643
Bio-Rad Laboratories, Inc.,
Class
a
A* 25 7,171
Bio-Techne Corp. 188 14,512
Charles River Laboratories
International, Inc.* 60 12,506
Danaher Corp. 785 201,588
Illumina, Inc.* 189 19,709
IQVIA Holdings, Inc.* 217 47,543
Mettler-Toledo International,
Inc.* 25 35,102
Revvity, Inc. 146 15,952
Thermo Fisher Scientific, Inc. 461 261,839
Waters Corp.* 70 21,623
West Pharmaceutical Services,
Inc. 87 28,833
712,021
Machinery — 1.8%
Caterpillar, Inc. 607 205,482
Cummins, Inc. 168 47,331
Deere & Co. 310 116,175
Dover Corp. 166 30,514
Fortive Corp. 419 31,190
IDEX Corp. 90 18,778
Illinois Tool Works, Inc. 325 78,894
Ingersoll Rand, Inc. 482 44,850
Nordson Corp. 64 15,022
Otis Worldwide Corp. 483 47,914
PACCAR, Inc. 624 67,080
Parker-Hannifin Corp. 152 80,791
Pentair plc 198 16,113
Snap-on, Inc. 62 16,917
Stanley Black & Decker, Inc. 183 15,952
Westinghouse Air Brake
Technologies Corp. 213 36,046
Xylem, Inc. 288 40,614
909,663
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 117 33,593
Comcast Corp., Class
a
A 4,726 189,182
Fox Corp., Class
a
A 287 9,881
Fox Corp., Class
a
B 157 5,015
Interpublic Group of Cos., Inc.
(The) 458 14,367
News Corp., Class
a
A 454 12,344
News Corp., Class
a
B 137 3,820
Omnicom Group, Inc. 236 21,939
Paramount Global, Class
a
B 576 6,860
297,001
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 1,711 90,221
Newmont Corp. 1,375 57,668
Nucor Corp. 293 49,473
Investments
Shares Value
Common Stocks (continued)
Steel Dynamics, Inc. 181 $ 24,230
221,592
Multi-Utilities — 0.7%
Ameren Corp. 314 23,038
CenterPoint Energy, Inc. 753 22,974
CMS Energy Corp. 352 22,151
Consolidated Edison, Inc. 412 38,955
Dominion Energy, Inc. 999 53,866
DTE Energy Co. 246 28,666
NiSource, Inc. 494 14,356
Public Service Enterprise
Group, Inc. 594 45,002
Sempra 751 57,850
WEC Energy Group, Inc. 376 30,467
337,325
Office REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 187 22,253
Boston Properties, Inc., REIT 172 10,435
32,688
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 782 8,993
Delta Air Lines, Inc. 764 38,979
Southwest Airlines Co. 712 19,110
United Airlines Holdings, Inc.* 391 20,719
87,801
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 278 34,294
Kenvue, Inc. 2,278 43,965
78,259
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. 2,428 99,767
Catalent, Inc.* 216 11,619
Eli Lilly & Co. 951 780,143
Johnson & Johnson 2,871 421,090
Merck & Co., Inc. 3,022 379,382
Pfizer, Inc. 6,734 192,996
Viatris, Inc. 1,432 15,179
Zoetis, Inc., Class
a
A 547 92,749
1,992,925
Professional Services — 0.7%
Automatic Data Processing, Inc. 489 119,766
Broadridge Financial Solutions,
Inc. 140 28,108
Dayforce, Inc.*(b) 187 9,249
Equifax, Inc. 146 33,783
Jacobs Solutions, Inc. 149 20,762
Leidos Holdings, Inc. 163 23,969
Paychex, Inc. 382 45,901
Paycom Software, Inc. 57 8,283
Robert Half, Inc. 125 8,029

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
92
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Verisk Analytics, Inc., Class
a
A 172 $ 43,478
341,328
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 355 31,265
CoStar Group, Inc.* 487 38,069
69,334
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 168 32,370
Camden Property Trust, REIT 127 13,037
Equity Residential, REIT 412 26,792
Essex Property Trust, Inc., REIT 76 19,744
Invitation Homes, Inc., REIT 687 23,901
Mid-America Apartment
Communities, Inc., REIT 138 18,452
UDR, Inc., REIT 362 13,980
148,276
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 86 8,682
Kimco Realty Corp., REIT 797 15,430
Realty Income Corp., REIT 993 52,688
Regency Centers Corp., REIT 196 12,034
Simon Property Group, Inc.,
REIT 389 58,860
147,694
Semiconductors & Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc.* 1,927 321,616
Analog Devices, Inc. 592 138,818
Applied Materials, Inc. 992 213,359
Broadcom, Inc. 525 697,489
Enphase Energy, Inc.* 161 20,592
First Solar, Inc.* 127 34,513
Intel Corp. 5,042 155,546
KLA Corp. 160 121,525
Lam Research Corp. 155 144,528
Microchip Technology, Inc. 644 62,616
Micron Technology, Inc. 1,317 164,625
Monolithic Power Systems, Inc. 57 41,931
NVIDIA Corp. 2,947 3,230,884
NXP Semiconductors NV 307 83,535
ON Semiconductor Corp.* 510 37,250
Qorvo, Inc.* 115 11,315
QUALCOMM, Inc. 1,332 271,795
Skyworks Solutions, Inc. 192 17,791
Teradyne, Inc. 182 25,651
Texas Instruments, Inc. 1,084 211,391
6,006,770
Software — 10.6%
Adobe, Inc.* 539 239,726
ANSYS, Inc.* 103 32,697
Autodesk, Inc.* 255 51,408
Cadence Design Systems, Inc.* 325 93,051
Fair Isaac Corp.* 29 37,408
Fortinet, Inc.* 760 45,083
Investments
Shares Value
Common Stocks (continued)
Gen Digital, Inc. 669 $ 16,611
Intuit, Inc. 334 192,531
Microsoft Corp. 8,861 3,678,467
Oracle Corp. 1,901 222,778
Palo Alto Networks, Inc.* 376 110,886
PTC, Inc.* 142 25,026
Roper Technologies, Inc. 127 67,661
Salesforce, Inc. 1,154 270,544
ServiceNow, Inc.* 243 159,634
Synopsys, Inc.* 181 101,505
Tyler Technologies, Inc.* 50 24,018
5,369,034
Specialized REITs — 1.0%
American Tower Corp., REIT 556 108,831
Crown Castle, Inc., REIT 517 52,993
Digital Realty Trust, Inc., REIT 361 52,468
Equinix, Inc., REIT 111 84,691
Extra Space Storage, Inc., REIT 251 36,337
Iron Mountain, Inc., REIT 349 28,161
Public Storage, REIT 188 51,480
SBA Communications Corp.,
Class
a
A, REIT 128 25,175
VICI Properties, Inc., Class
a
A,
REIT 1,235 35,457
Weyerhaeuser Co., REIT 872 26,186
501,779
Specialty Retail — 1.9%
AutoZone, Inc.* 20 55,399
Bath & Body Works, Inc. 269 13,972
Best Buy Co., Inc. 229 19,424
CarMax, Inc.* 189 13,279
Home Depot, Inc. (The) 1,186 397,156
Lowe's Cos., Inc. 686 151,805
O'Reilly Automotive, Inc.* 70 67,428
Ross Stores, Inc. 401 56,043
TJX Cos., Inc. (The) 1,359 140,113
Tractor Supply Co. 128 36,517
Ulta Beauty, Inc.* 57 22,520
973,656
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc. 17,310 3,327,847
Hewlett Packard Enterprise Co. 1,551 27,375
HP, Inc. 1,041 37,997
NetApp, Inc. 244 29,385
Seagate Technology Holdings
plc 232 21,632
Super Micro Computer, Inc.* 57 44,717
Western Digital Corp.* 387 29,137
3,518,090
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.* 30 32,818
Lululemon Athletica, Inc.* 136 42,431
NIKE, Inc., Class
a
B 1,452 138,013
Ralph Lauren Corp., Class
a
A 46 8,596
Tapestry, Inc. 274 11,916
233,774

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
93
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Tobacco — 0.6%
Altria Group, Inc. 2,103 $ 97,263
Philip Morris International, Inc. 1,852 187,756
285,019
Trading Companies & Distributors — 0.3%
Fastenal Co. 683 45,064
United Rentals, Inc. 79 52,884
WW Grainger, Inc. 52 47,916
145,864
Water Utilities — 0.1%
American Water Works Co., Inc. 231 30,208
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 623 109,000
Total Common Stocks
(Cost $40,327,113)
50,746,600
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (d)
(Cost $9,425) 9,425 9,425
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $48,753
(Cost $48,731) $ 48,731 48,731
Total Investments — 99.9%
(Cost $40,385,269) 50,804,756
Other assets less liabilities — 0.1% 36,856
Net Assets — 100.0% $ 50,841,612
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024 was
$9,051, collateralized in the form of cash with a value of $9,425 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $9,425.
(d) Rate shown is the 7-day yield as of May 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 12,748,056
Aggregate gross unrealized depreciation (2,410,000)
Net unrealized appreciation $ 10,338,056
Federal income tax cost $ 40,466,700

S&P 500
®
EX-FINANCIALS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
94
SPXN
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.* 113 $ 31,829
Boeing Co. (The)* 923 163,934
General Dynamics Corp. 363 108,816
General Electric Co. 1,746 288,334
Howmet Aerospace, Inc. 628 53,160
Huntington Ingalls Industries,
Inc. 62 15,692
L3Harris Technologies, Inc. 302 67,899
Lockheed Martin Corp. 346 162,738
Northrop Grumman Corp. 227 102,325
RTX Corp. 2,131 229,743
Textron, Inc. 313 27,422
TransDigm Group, Inc. 87 116,861
1,368,753
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 186 16,065
Expeditors International of
Washington, Inc. 233 28,170
FedEx Corp. 368 93,457
United Parcel Service, Inc.,
Class
a
B 1,161 161,298
298,990
Automobile Components — 0.1%
Aptiv plc* 447 37,217
BorgWarner, Inc. 369 13,159
50,376
Automobiles — 1.6%
Ford Motor Co. 6,269 76,043
General Motors Co. 1,853 83,366
Tesla, Inc.* 4,450 792,456
951,865
Beverages — 1.6%
Brown-Forman Corp., Class
a
B 289 13,254
Coca-Cola Co. (The) 6,249 393,250
Constellation Brands, Inc.,
Class
a
A 257 64,309
Keurig Dr Pepper, Inc. 1,674 57,334
Molson Coors Beverage Co.,
Class
a
B 295 16,169
Monster Beverage Corp.* 1,186 61,577
PepsiCo, Inc. 2,208 381,763
987,656
Biotechnology — 2.2%
AbbVie, Inc. 2,836 457,277
Amgen, Inc. 860 263,031
Biogen, Inc.* 232 52,186
Gilead Sciences, Inc. 2,001 128,604
Incyte Corp.* 297 17,164
Moderna, Inc.* 532 75,836
Regeneron Pharmaceuticals,
Inc.* 168 164,667
Vertex Pharmaceuticals, Inc.* 414 188,511
1,347,276
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 4.4%
Amazon.com, Inc.* 14,652 $ 2,585,199
eBay, Inc. 834 45,220
Etsy, Inc.* 190 12,059
2,642,478
Building Products — 0.6%
A O Smith Corp. 195 16,310
Allegion plc 140 17,055
Builders FirstSource, Inc.* 193 31,032
Carrier Global Corp. 1,343 84,864
Johnson Controls International
plc 1,094 78,670
Masco Corp. 352 24,612
Trane Technologies plc 364 119,195
371,738
Chemicals — 1.8%
Air Products and Chemicals,
Inc. 356 94,945
Albemarle Corp. 186 22,802
Celanese Corp., Class
a
A 159 24,174
CF Industries Holdings, Inc. 304 24,238
Corteva, Inc. 1,128 63,100
Dow, Inc. 1,129 65,064
DuPont de Nemours, Inc. 692 56,855
Eastman Chemical Co. 187 18,949
Ecolab, Inc. 408 94,737
FMC Corp. 198 12,068
International Flavors &
Fragrances, Inc. 410 39,434
Linde plc 777 338,399
LyondellBasell Industries NV,
Class
a
A 411 40,862
Mosaic Co. (The) 526 16,269
PPG Industries, Inc. 380 49,936
Sherwin-Williams Co. (The) 380 115,444
1,077,276
Commercial Services & Supplies — 0.7%
Cintas Corp. 137 92,882
Copart, Inc.* 1,403 74,443
Republic Services, Inc., Class
a
A 328 60,742
Rollins, Inc. 451 20,606
Veralto Corp. 351 34,602
Waste Management, Inc. 589 124,120
407,395
Communications Equipment — 0.9%
Arista Networks, Inc.* 406 120,846
Cisco Systems, Inc. 6,530 303,645
F5, Inc.* 92 15,545
Juniper Networks, Inc. 518 18,477
Motorola Solutions, Inc. 264 96,336
554,849
Construction & Engineering — 0.1%
Quanta Services, Inc. 232 64,018

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
95
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 96 $ 54,919
Vulcan Materials Co. 214 54,735
109,654
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp. 714 578,261
Dollar General Corp. 352 48,192
Dollar Tree, Inc.* 333 39,277
Kroger Co. (The) 1,064 55,722
Sysco Corp. 802 58,402
Target Corp. 742 115,871
Walgreens Boots Alliance, Inc. 1,151 18,669
Walmart, Inc. 6,875 452,100
1,366,494
Containers & Packaging — 0.3%
Amcor plc 2,323 23,625
Avery Dennison Corp. 128 29,132
Ball Corp. 507 35,201
International Paper Co. 556 25,070
Packaging Corp. of America 141 25,872
Westrock Co. 413 22,153
161,053
Distributors — 0.1%
Genuine Parts Co. 224 32,287
LKQ Corp. 431 18,546
Pool Corp. 60 21,813
72,646
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 11,483 209,220
Verizon Communications, Inc. 6,753 277,886
487,106
Electric Utilities — 1.9%
Alliant Energy Corp. 411 21,162
American Electric Power Co.,
Inc. 846 76,352
Constellation Energy Corp. 513 111,449
Duke Energy Corp. 1,239 128,323
Edison International 617 47,416
Entergy Corp. 339 38,134
Evergy, Inc. 368 20,115
Eversource Energy 562 33,287
Exelon Corp. 1,599 60,042
FirstEnergy Corp. 831 33,456
NextEra Energy, Inc. 3,295 263,666
NRG Energy, Inc. 361 29,241
PG&E Corp. 3,426 63,518
Pinnacle West Capital Corp. 181 14,274
PPL Corp. 1,184 34,727
Southern Co. (The) 1,754 140,566
Xcel Energy, Inc. 886 49,129
1,164,857
Investments
Shares Value
Common Stocks (continued)
Electrical Equipment — 0.9%
AMETEK, Inc. 369 $ 62,575
Eaton Corp. plc 642 213,690
Emerson Electric Co. 920 103,187
GE Vernova, Inc.* 437 76,868
Generac Holdings, Inc.* 96 14,132
Hubbell, Inc., Class
a
B 83 32,278
Rockwell Automation, Inc. 182 46,871
549,601
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 964 127,605
CDW Corp. 215 48,078
Corning, Inc. 1,235 46,016
Jabil, Inc. 202 24,018
Keysight Technologies, Inc.* 279 38,636
TE Connectivity Ltd. 497 74,401
Teledyne Technologies, Inc.* 73 28,977
Trimble, Inc.* 400 22,272
Zebra Technologies Corp.,
Class
a
A* 80 24,987
434,990
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 1,607 53,802
Halliburton Co. 1,428 52,408
Schlumberger NV 2,294 105,272
211,482
Entertainment — 1.5%
Electronic Arts, Inc. 393 52,222
Live Nation Entertainment, Inc.* 229 21,466
Netflix, Inc.* 697 447,209
Take-Two Interactive Software,
Inc.* 253 40,571
Walt Disney Co. (The) 2,947 306,223
Warner Bros Discovery, Inc.* 3,566 29,384
897,075
Food Products — 0.9%
Archer-Daniels-Midland Co. 857 53,511
Bunge Global SA 227 24,423
Campbell Soup Co. 314 13,935
Conagra Brands, Inc. 767 22,918
General Mills, Inc. 913 62,769
Hershey Co. (The) 239 47,281
Hormel Foods Corp. 465 14,406
J M Smucker Co. (The) 168 18,756
Kellanova 424 25,584
Kraft Heinz Co. (The) 1,280 45,274
Lamb Weston Holdings, Inc. 232 20,483
McCormick & Co., Inc.
(Non-Voting) 404 29,177
Mondelez International, Inc.,
Class
a
A 2,161 148,093
Tyson Foods, Inc., Class
a
A 460 26,335
552,945

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
96
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 243 $ 28,169
Ground Transportation — 1.2%
CSX Corp. 3,174 107,122
JB Hunt Transport Services,
Inc. 130 20,898
Norfolk Southern Corp. 362 81,378
Old Dominion Freight Line, Inc. 286 50,121
Uber Technologies, Inc.* 3,305 213,371
Union Pacific Corp. 979 227,931
700,821
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories 2,787 284,804
Align Technology, Inc.* 114 29,322
Baxter International, Inc. 816 27,817
Becton Dickinson & Co. 464 107,634
Boston Scientific Corp.* 2,353 177,816
Cooper Cos., Inc. (The) 319 30,085
Dexcom, Inc.* 619 73,519
Edwards Lifesciences Corp.* 974 84,631
GE HealthCare Technologies,
Inc. 651 50,778
Hologic, Inc.* 378 27,889
IDEXX Laboratories, Inc.* 132 65,597
Insulet Corp.* 112 19,845
Intuitive Surgical, Inc.* 565 227,198
Medtronic plc 2,135 173,725
ResMed, Inc. 235 48,488
Solventum Corp.* 222 13,173
STERIS plc 157 34,992
Stryker Corp. 542 184,871
Teleflex, Inc. 73 15,262
Zimmer Biomet Holdings, Inc. 335 38,575
1,716,021
Health Care Providers & Services — 3.0%
Cardinal Health, Inc. 393 39,013
Cencora, Inc. 264 59,814
Centene Corp.* 859 61,496
Cigna Group (The) 468 161,282
CVS Health Corp. 2,021 120,452
DaVita, Inc.* 84 12,358
Elevance Health, Inc. 379 204,084
HCA Healthcare, Inc. 315 107,021
Henry Schein, Inc.* 206 14,284
Humana, Inc. 193 69,117
Labcorp Holdings, Inc.* 135 26,313
McKesson Corp. 208 118,475
Molina Healthcare, Inc.* 90 28,312
Quest Diagnostics, Inc. 176 24,987
UnitedHealth Group, Inc. 1,486 736,120
Universal Health Services, Inc.,
Class
a
B 95 18,031
1,801,159
Investments
Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class
a
A* 701 $ 101,596
Booking Holdings, Inc. 54 203,923
Caesars Entertainment, Inc.* 347 12,339
Carnival Corp.* 1,617 24,384
Chipotle Mexican Grill, Inc.,
Class
a
A* 43 134,569
Darden Restaurants, Inc. 189 28,424
Domino's Pizza, Inc. 54 27,463
Expedia Group, Inc.* 208 23,475
Hilton Worldwide Holdings, Inc. 406 81,444
Las Vegas Sands Corp. 595 26,793
Marriott International, Inc.,
Class
a
A 397 91,774
McDonald's Corp. 1,165 301,607
MGM Resorts International* 439 17,635
Norwegian Cruise Line Holdings
Ltd.* 683 11,338
Royal Caribbean Cruises Ltd.* 380 56,118
Starbucks Corp. 1,818 145,840
Wynn Resorts Ltd. 152 14,422
Yum! Brands, Inc. 450 61,844
1,364,988
Household Durables — 0.4%
DR Horton, Inc. 482 71,240
Garmin Ltd. 244 39,979
Lennar Corp., Class
a
A 398 63,819
Mohawk Industries, Inc.* 82 9,998
NVR, Inc.* 5 38,404
PulteGroup, Inc. 340 39,889
263,329
Household Products — 1.5%
Church & Dwight Co., Inc. 396 42,376
Clorox Co. (The) 197 25,918
Colgate-Palmolive Co. 1,321 122,800
Kimberly-Clark Corp. 540 71,982
Procter & Gamble Co. (The) 3,780 621,961
885,037
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 1,075 23,209
Vistra Corp. 543 53,801
77,010
Industrial Conglomerates — 0.5%
3M Co. 887 88,824
Honeywell International, Inc. 1,058 213,917
302,741
Interactive Media & Services — 7.7%
Alphabet, Inc., Class
a
A* 9,446 1,629,435
Alphabet, Inc., Class
a
C* 7,911 1,376,197
Match Group, Inc.* 436 13,355
Meta Platforms, Inc., Class
a
A 3,531 1,648,377
4,667,364

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
97
SPXN
::
Investments
Shares Value
Common Stocks (continued)
IT Services — 1.2%
Accenture plc, Class
a
A 1,006 $ 283,984
Akamai Technologies, Inc.* 243 22,414
Cognizant Technology Solutions
Corp., Class
a
A 802 53,052
EPAM Systems, Inc.* 90 16,014
Gartner, Inc.* 125 52,459
International Business
Machines Corp. 1,470 245,269
VeriSign, Inc.* 140 24,405
697,597
Leisure Products — 0.0%(a)
Hasbro, Inc. 206 12,315
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc. 469 61,162
Bio-Rad Laboratories, Inc.,
Class
a
A* 33 9,466
Bio-Techne Corp. 252 19,452
Charles River Laboratories
International, Inc.* 80 16,675
Danaher Corp. 1,057 271,438
Illumina, Inc.* 254 26,487
IQVIA Holdings, Inc.* 291 63,755
Mettler-Toledo International,
Inc.* 33 46,335
Revvity, Inc. 196 21,415
Thermo Fisher Scientific, Inc. 620 352,148
Waters Corp.* 92 28,419
West Pharmaceutical Services,
Inc. 118 39,106
955,858
Machinery — 2.0%
Caterpillar, Inc. 818 276,909
Cummins, Inc. 228 64,234
Deere & Co. 419 157,024
Dover Corp. 224 41,176
Fortive Corp. 562 41,835
IDEX Corp. 121 25,245
Illinois Tool Works, Inc. 436 105,839
Ingersoll Rand, Inc. 649 60,390
Nordson Corp. 84 19,717
Otis Worldwide Corp. 650 64,480
PACCAR, Inc. 840 90,300
Parker-Hannifin Corp. 203 107,899
Pentair plc 264 21,484
Snap-on, Inc. 82 22,375
Stanley Black & Decker, Inc. 246 21,444
Westinghouse Air Brake
Technologies Corp. 287 48,569
Xylem, Inc. 388 54,716
1,223,636
Media — 0.7%
Charter Communications, Inc.,
Class
a
A* 157 45,078
Comcast Corp., Class
a
A 6,364 254,751
Investments
Shares Value
Common Stocks (continued)
Fox Corp., Class
a
A 386 $ 13,290
Fox Corp., Class
a
B 209 6,676
Interpublic Group of Cos., Inc.
(The) 616 19,324
News Corp., Class
a
A 612 16,640
News Corp., Class
a
B 182 5,074
Omnicom Group, Inc. 315 29,282
Paramount Global, Class
a
B 775 9,230
399,345
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 2,306 121,595
Newmont Corp. 1,850 77,589
Nucor Corp. 396 66,865
Steel Dynamics, Inc. 243 32,530
298,579
Multi-Utilities — 0.8%
Ameren Corp. 422 30,962
CenterPoint Energy, Inc. 1,015 30,968
CMS Energy Corp. 472 29,703
Consolidated Edison, Inc. 553 52,286
Dominion Energy, Inc. 1,345 72,522
DTE Energy Co. 332 38,688
NiSource, Inc. 664 19,296
Public Service Enterprise
Group, Inc. 802 60,760
Sempra 1,012 77,954
WEC Energy Group, Inc. 508 41,163
454,302
Oil, Gas & Consumable Fuels — 4.2%
APA Corp. 489 14,929
Chevron Corp. 2,785 452,006
ConocoPhillips 1,893 220,497
Coterra Energy, Inc. 1,207 34,424
Devon Energy Corp. 1,031 50,601
Diamondback Energy, Inc. 287 57,188
EOG Resources, Inc. 938 116,828
EQT Corp. 661 27,160
Exxon Mobil Corp. 7,254 850,604
Hess Corp. 441 67,958
Kinder Morgan, Inc. 3,106 60,536
Marathon Oil Corp. 941 27,251
Marathon Petroleum Corp. 592 104,553
Occidental Petroleum Corp. 1,057 66,063
ONEOK, Inc. 937 75,897
Phillips 66 692 98,340
Targa Resources Corp. 357 42,208
Valero Energy Corp. 546 85,798
Williams Cos., Inc. (The) 1,953 81,069
2,533,910
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 1,052 12,098
Delta Air Lines, Inc. 1,031 52,602
Southwest Airlines Co. 959 25,739
United Airlines Holdings, Inc.* 528 27,979
118,418

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
98
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 377 $ 46,507
Kenvue, Inc. 3,063 59,116
105,623
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co. 3,269 134,323
Catalent, Inc.* 288 15,492
Eli Lilly & Co. 1,280 1,050,035
Johnson & Johnson 3,864 566,733
Merck & Co., Inc. 4,068 510,697
Pfizer, Inc. 9,067 259,860
Viatris, Inc. 1,927 20,426
Zoetis, Inc., Class
a
A 737 124,966
2,682,532
Professional Services — 0.8%
Automatic Data Processing, Inc. 658 161,157
Broadridge Financial Solutions,
Inc. 186 37,343
Dayforce, Inc.*(b) 250 12,365
Equifax, Inc. 196 45,353
Jacobs Solutions, Inc. 198 27,589
Leidos Holdings, Inc. 220 32,351
Paychex, Inc. 514 61,762
Paycom Software, Inc. 75 10,899
Robert Half, Inc. 165 10,598
Verisk Analytics, Inc., Class
a
A 232 58,645
458,062
Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc.* 2,593 432,772
Analog Devices, Inc. 797 186,889
Applied Materials, Inc. 1,337 287,562
Broadcom, Inc. 707 939,285
Enphase Energy, Inc.* 217 27,754
First Solar, Inc.* 169 45,927
Intel Corp. 6,790 209,472
KLA Corp. 216 164,059
Lam Research Corp. 207 193,015
Microchip Technology, Inc. 867 84,298
Micron Technology, Inc. 1,773 221,625
Monolithic Power Systems, Inc. 75 55,172
NVIDIA Corp. 3,960 4,341,467
NXP Semiconductors NV 414 112,649
ON Semiconductor Corp.* 685 50,032
Qorvo, Inc.* 155 15,250
QUALCOMM, Inc. 1,794 366,066
Skyworks Solutions, Inc. 257 23,814
Teradyne, Inc. 244 34,389
Texas Instruments, Inc. 1,461 284,910
8,076,407
Software — 11.9%
Adobe, Inc.* 727 323,341
ANSYS, Inc.* 139 44,126
Autodesk, Inc.* 343 69,149
Investments
Shares Value
Common Stocks (continued)
Cadence Design Systems, Inc.* 436 $ 124,831
Fair Isaac Corp.* 39 50,307
Fortinet, Inc.* 1,025 60,803
Gen Digital, Inc. 899 22,322
Intuit, Inc. 450 259,398
Microsoft Corp. 11,909 4,943,783
Oracle Corp. 2,561 300,124
Palo Alto Networks, Inc.* 508 149,814
PTC, Inc.* 189 33,309
Roper Technologies, Inc. 169 90,036
Salesforce, Inc. 1,556 364,789
ServiceNow, Inc.* 329 216,130
Synopsys, Inc.* 243 136,274
Tyler Technologies, Inc.* 66 31,704
7,220,240
Specialty Retail — 2.2%
AutoZone, Inc.* 27 74,788
Bath & Body Works, Inc. 363 18,854
Best Buy Co., Inc. 305 25,870
CarMax, Inc.* 253 17,776
Home Depot, Inc. (The) 1,598 535,122
Lowe's Cos., Inc. 925 204,693
O'Reilly Automotive, Inc.* 92 88,620
Ross Stores, Inc. 540 75,471
TJX Cos., Inc. (The) 1,830 188,673
Tractor Supply Co. 171 48,785
Ulta Beauty, Inc.* 76 30,027
1,308,679
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. 23,269 4,473,465
Hewlett Packard Enterprise Co. 2,090 36,889
HP, Inc. 1,401 51,136
NetApp, Inc. 332 39,983
Seagate Technology Holdings
plc 310 28,904
Super Micro Computer, Inc.* 76 59,623
Western Digital Corp.* 521 39,226
4,729,226
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.* 40 43,757
Lululemon Athletica, Inc.* 182 56,782
NIKE, Inc., Class
a
B 1,955 185,823
Ralph Lauren Corp., Class
a
A 61 11,400
Tapestry, Inc. 368 16,004
313,766
Tobacco — 0.6%
Altria Group, Inc. 2,834 131,072
Philip Morris International, Inc. 2,494 252,842
383,914
Trading Companies & Distributors — 0.3%
Fastenal Co. 921 60,768
United Rentals, Inc. 108 72,296
WW Grainger, Inc. 69 63,581
196,645

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
99
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.1%
American Water Works Co., Inc. 310 $ 40,539
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 839 146,791
Total Common Stocks
(Cost $49,079,962)
60,293,596
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (d)
(Cost $12,824) 12,824 12,824
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $81,452
(Cost $81,415) $ 81,415 81,415
Total Investments — 99.9%
(Cost $49,174,201) 60,387,835
Other assets less liabilities — 0.1% 54,904
Net Assets — 100.0% $ 60,442,739
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $12,316, collateralized in the form of cash with a value of $12,824 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $12,824.
(d) Rate shown is the 7-day yield as of May 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 12,653,124
Aggregate gross unrealized depreciation (1,500,056)
Net unrealized appreciation $ 11,153,068
Federal income tax cost $ 49,234,767

S&P 500
®
EX-HEALTH CARE ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
100
SPXV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.* 37 $ 10,422
Boeing Co. (The)* 306 54,349
General Dynamics Corp. 121 36,272
General Electric Co. 580 95,781
Howmet Aerospace, Inc. 209 17,692
Huntington Ingalls Industries,
Inc. 21 5,315
L3Harris Technologies, Inc. 101 22,708
Lockheed Martin Corp. 114 53,619
Northrop Grumman Corp. 75 33,808
RTX Corp. 708 76,329
Textron, Inc. 105 9,199
TransDigm Group, Inc. 30 40,297
455,791
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 62 5,355
Expeditors International of
Washington, Inc. 77 9,309
FedEx Corp. 122 30,983
United Parcel Service, Inc.,
Class
a
B 386 53,627
99,274
Automobile Components — 0.1%
Aptiv plc* 149 12,406
BorgWarner, Inc. 123 4,386
16,792
Automobiles — 1.5%
Ford Motor Co. 2,080 25,230
General Motors Co. 616 27,714
Tesla, Inc.* 1,477 263,024
315,968
Banks — 3.8%
Bank of America Corp. 3,669 146,723
Citigroup, Inc. 1,015 63,245
Citizens Financial Group, Inc. 249 8,787
Comerica, Inc. 71 3,638
Fifth Third Bancorp 364 13,621
Huntington Bancshares, Inc. 772 10,746
JPMorgan Chase & Co. 1,540 312,050
KeyCorp 500 7,185
M&T Bank Corp. 88 13,341
PNC Financial Services Group,
Inc. (The) 212 33,367
Regions Financial Corp. 493 9,540
Truist Financial Corp. 711 26,840
US Bancorp 831 33,697
Wells Fargo & Co. 1,918 114,927
797,707
Beverages — 1.6%
Brown-Forman Corp., Class
a
B 97 4,448
Coca-Cola Co. (The) 2,074 130,517
Investments
Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 86 $ 21,520
Keurig Dr Pepper, Inc. 556 19,043
Molson Coors Beverage Co.,
Class
a
B 99 5,426
Monster Beverage Corp.* 395 20,508
PepsiCo, Inc. 732 126,563
328,025
Broadline Retail — 4.2%
Amazon.com, Inc.* 4,861 857,675
eBay, Inc. 277 15,019
Etsy, Inc.* 65 4,125
876,819
Building Products — 0.6%
A O Smith Corp. 65 5,437
Allegion plc 47 5,725
Builders FirstSource, Inc.* 66 10,612
Carrier Global Corp. 445 28,119
Johnson Controls International
plc 363 26,103
Masco Corp. 118 8,251
Trane Technologies plc 121 39,623
123,870
Capital Markets — 3.1%
Ameriprise Financial, Inc. 53 23,140
Bank of New York Mellon Corp.
(The) 405 24,142
BlackRock, Inc. 74 57,130
Blackstone, Inc. 384 46,272
Cboe Global Markets, Inc. 56 9,687
Charles Schwab Corp. (The) 793 58,111
CME Group, Inc. 191 38,769
FactSet Research Systems, Inc. 20 8,085
Franklin Resources, Inc. 161 3,800
Goldman Sachs Group, Inc.
(The) 173 78,978
Intercontinental Exchange, Inc. 305 40,840
Invesco Ltd. 240 3,770
MarketAxess Holdings, Inc. 20 3,979
Moody's Corp. 84 33,347
Morgan Stanley 668 65,357
MSCI, Inc., Class
a
A 42 20,798
Nasdaq, Inc. 182 10,744
Northern Trust Corp. 110 9,266
Raymond James Financial, Inc. 100 12,275
S&P Global, Inc. 171 73,104
State Street Corp. 162 12,246
T. Rowe Price Group, Inc. 119 14,022
647,862
Chemicals — 1.7%
Air Products and Chemicals,
Inc. 118 31,471
Albemarle Corp. 62 7,601
Celanese Corp., Class
a
A 53 8,058
CF Industries Holdings, Inc. 103 8,212
Corteva, Inc. 375 20,977

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
101
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Dow, Inc. 375 $ 21,611
DuPont de Nemours, Inc. 230 18,897
Eastman Chemical Co. 62 6,282
Ecolab, Inc. 135 31,347
FMC Corp. 67 4,084
International Flavors &
Fragrances, Inc. 137 13,177
Linde plc 258 112,364
LyondellBasell Industries NV,
Class
a
A 136 13,521
Mosaic Co. (The) 175 5,413
PPG Industries, Inc. 125 16,426
Sherwin-Williams Co. (The) 125 37,975
357,416
Commercial Services & Supplies — 0.7%
Cintas Corp. 46 31,187
Copart, Inc.* 467 24,779
Republic Services, Inc., Class
a
A 109 20,186
Rollins, Inc. 150 6,853
Veralto Corp. 117 11,534
Waste Management, Inc. 195 41,092
135,631
Communications Equipment — 0.9%
Arista Networks, Inc.* 134 39,885
Cisco Systems, Inc. 2,166 100,719
F5, Inc.* 31 5,238
Juniper Networks, Inc. 172 6,136
Motorola Solutions, Inc. 88 32,112
184,090
Construction & Engineering — 0.1%
Quanta Services, Inc. 77 21,247
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 33 18,878
Vulcan Materials Co. 71 18,160
37,038
Consumer Finance — 0.6%
American Express Co. 305 73,200
Capital One Financial Corp. 202 27,801
Discover Financial Services 133 16,314
Synchrony Financial 217 9,505
126,820
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. 236 191,134
Dollar General Corp. 117 16,018
Dollar Tree, Inc.* 110 12,975
Kroger Co. (The) 354 18,539
Sysco Corp. 266 19,370
Target Corp. 245 38,259
Walgreens Boots Alliance, Inc. 383 6,212
Walmart, Inc. 2,281 149,999
452,506
Investments
Shares Value
Common Stocks (continued)
Containers & Packaging — 0.3%
Amcor plc 771 $ 7,841
Avery Dennison Corp. 43 9,786
Ball Corp. 169 11,734
International Paper Co. 185 8,342
Packaging Corp. of America 47 8,624
Westrock Co. 138 7,402
53,729
Distributors — 0.1%
Genuine Parts Co. 75 10,810
LKQ Corp. 143 6,153
Pool Corp. 21 7,635
24,598
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 3,810 69,418
Verizon Communications, Inc. 2,241 92,217
161,635
Electric Utilities — 1.9%
Alliant Energy Corp. 137 7,054
American Electric Power Co.,
Inc. 281 25,360
Constellation Energy Corp. 170 36,933
Duke Energy Corp. 411 42,567
Edison International 205 15,754
Entergy Corp. 112 12,599
Evergy, Inc. 123 6,723
Eversource Energy 187 11,076
Exelon Corp. 531 19,939
FirstEnergy Corp. 277 11,152
NextEra Energy, Inc. 1,094 87,542
NRG Energy, Inc. 121 9,801
PG&E Corp. 1,137 21,080
Pinnacle West Capital Corp. 61 4,811
PPL Corp. 394 11,556
Southern Co. (The) 582 46,642
Xcel Energy, Inc. 294 16,302
386,891
Electrical Equipment — 0.9%
AMETEK, Inc. 123 20,858
Eaton Corp. plc 212 70,564
Emerson Electric Co. 305 34,209
GE Vernova, Inc.* 144 25,330
Generac Holdings, Inc.* 33 4,858
Hubbell, Inc., Class
a
B 29 11,278
Rockwell Automation, Inc. 61 15,709
182,806
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 320 42,358
CDW Corp. 71 15,877
Corning, Inc. 410 15,277
Jabil, Inc. 68 8,085
Keysight Technologies, Inc.* 93 12,879
TE Connectivity Ltd. 164 24,551

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
102
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Teledyne Technologies, Inc.* 25 $ 9,924
Trimble, Inc.* 133 7,405
Zebra Technologies Corp.,
Class
a
A* 27 8,433
144,789
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 534 17,878
Halliburton Co. 475 17,433
Schlumberger NV 761 34,922
70,233
Entertainment — 1.4%
Electronic Arts, Inc. 129 17,142
Live Nation Entertainment, Inc.* 75 7,030
Netflix, Inc.* 230 147,573
Take-Two Interactive Software,
Inc.* 84 13,470
Walt Disney Co. (The) 977 101,520
Warner Bros Discovery, Inc.* 1,183 9,748
296,483
Financial Services — 4.7%
Berkshire Hathaway, Inc.,
Class
a
B* 969 401,554
Corpay, Inc.* 38 10,171
Fidelity National Information
Services, Inc. 316 23,978
Fiserv, Inc.* 320 47,923
Global Payments, Inc. 138 14,055
Jack Henry & Associates, Inc. 39 6,423
Mastercard, Inc., Class
a
A 440 196,711
PayPal Holdings, Inc.* 572 36,030
Visa, Inc., Class
a
A 843 229,684
966,529
Food Products — 0.9%
Archer-Daniels-Midland Co. 285 17,795
Bunge Global SA 77 8,285
Campbell Soup Co. 106 4,704
Conagra Brands, Inc. 255 7,619
General Mills, Inc. 303 20,831
Hershey Co. (The) 80 15,826
Hormel Foods Corp. 155 4,802
J M Smucker Co. (The) 56 6,252
Kellanova 141 8,508
Kraft Heinz Co. (The) 426 15,068
Lamb Weston Holdings, Inc. 77 6,798
McCormick & Co., Inc.
(Non-Voting) 135 9,750
Mondelez International, Inc.,
Class
a
A 718 49,205
Tyson Foods, Inc., Class
a
A 153 8,759
184,202
Gas Utilities — 0.1%
Atmos Energy Corp. 80 9,274
Ground Transportation — 1.1%
CSX Corp. 1,054 35,573
Investments
Shares Value
Common Stocks (continued)
JB Hunt Transport Services,
Inc. 43 $ 6,912
Norfolk Southern Corp. 120 26,976
Old Dominion Freight Line, Inc. 96 16,824
Uber Technologies, Inc.* 1,097 70,822
Union Pacific Corp. 325 75,667
232,774
Health Care REITs — 0.2%
Healthpeak Properties, Inc.,
REIT 378 7,522
Ventas, Inc., REIT 215 10,806
Welltower, Inc., REIT 295 30,583
48,911
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 377 6,763
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 232 33,624
Booking Holdings, Inc. 19 71,751
Caesars Entertainment, Inc.* 116 4,125
Carnival Corp.* 538 8,113
Chipotle Mexican Grill, Inc.,
Class
a
A* 15 46,943
Darden Restaurants, Inc. 63 9,475
Domino's Pizza, Inc. 19 9,663
Expedia Group, Inc.* 70 7,900
Hilton Worldwide Holdings, Inc. 134 26,880
Las Vegas Sands Corp. 197 8,871
Marriott International, Inc.,
Class
a
A 131 30,283
McDonald's Corp. 387 100,190
MGM Resorts International* 146 5,865
Norwegian Cruise Line Holdings
Ltd.* 227 3,768
Royal Caribbean Cruises Ltd.* 125 18,460
Starbucks Corp. 604 48,453
Wynn Resorts Ltd. 51 4,839
Yum! Brands, Inc. 149 20,477
459,680
Household Durables — 0.4%
DR Horton, Inc. 159 23,500
Garmin Ltd. 81 13,272
Lennar Corp., Class
a
A 131 21,006
Mohawk Industries, Inc.* 28 3,414
NVR, Inc.* 2 15,362
PulteGroup, Inc. 113 13,257
89,811
Household Products — 1.4%
Church & Dwight Co., Inc. 131 14,018
Clorox Co. (The) 66 8,683
Colgate-Palmolive Co. 439 40,809
Kimberly-Clark Corp. 179 23,861
Procter & Gamble Co. (The) 1,253 206,169
293,540

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
103
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 358 $ 7,729
Vistra Corp. 180 17,835
25,564
Industrial Conglomerates — 0.5%
3M Co. 295 29,541
Honeywell International, Inc. 352 71,171
100,712
Industrial REITs — 0.3%
Prologis, Inc., REIT 492 54,361
Insurance — 2.4%
Aflac, Inc. 281 25,253
Allstate Corp. (The) 140 23,453
American International Group,
Inc. 374 29,479
Aon plc, Class
a
A 106 29,854
Arch Capital Group Ltd.* 198 20,321
Arthur J Gallagher & Co. 115 29,133
Assurant, Inc. 28 4,857
Brown & Brown, Inc. 127 11,368
Chubb Ltd. 216 58,497
Cincinnati Financial Corp. 83 9,759
Everest Group Ltd. 23 8,991
Globe Life, Inc. 46 3,807
Hartford Financial Services
Group, Inc. (The) 160 16,552
Loews Corp. 98 7,526
Marsh & McLennan Cos., Inc. 263 54,594
MetLife, Inc. 327 23,665
Principal Financial Group, Inc. 118 9,681
Progressive Corp. (The) 312 65,888
Prudential Financial, Inc. 192 23,107
Travelers Cos., Inc. (The) 121 26,100
W R Berkley Corp. 109 8,832
Willis Towers Watson plc 55 14,041
504,758
Interactive Media & Services — 7.4%
Alphabet, Inc., Class
a
A* 3,133 540,442
Alphabet, Inc., Class
a
C* 2,624 456,471
Match Group, Inc.* 146 4,472
Meta Platforms, Inc., Class
a
A 1,172 547,125
1,548,510
IT Services — 1.1%
Accenture plc, Class
a
A 334 94,285
Akamai Technologies, Inc.* 80 7,379
Cognizant Technology Solutions
Corp., Class
a
A 266 17,596
EPAM Systems, Inc.* 31 5,516
Gartner, Inc.* 41 17,206
International Business
Machines Corp. 488 81,423
VeriSign, Inc.* 47 8,193
231,598
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.0%(a)
Hasbro, Inc. 70 $ 4,185
Machinery — 2.0%
Caterpillar, Inc. 272 92,077
Cummins, Inc. 75 21,130
Deere & Co. 138 51,717
Dover Corp. 74 13,603
Fortive Corp. 187 13,920
IDEX Corp. 40 8,346
Illinois Tool Works, Inc. 145 35,199
Ingersoll Rand, Inc. 216 20,099
Nordson Corp. 29 6,807
Otis Worldwide Corp. 217 21,526
PACCAR, Inc. 279 29,992
Parker-Hannifin Corp. 68 36,143
Pentair plc 89 7,243
Snap-on, Inc. 28 7,640
Stanley Black & Decker, Inc. 82 7,148
Westinghouse Air Brake
Technologies Corp. 95 16,077
Xylem, Inc. 128 18,051
406,718
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 53 15,217
Comcast Corp., Class
a
A 2,112 84,543
Fox Corp., Class
a
A 128 4,407
Fox Corp., Class
a
B 71 2,268
Interpublic Group of Cos., Inc.
(The) 205 6,431
News Corp., Class
a
A 203 5,520
News Corp., Class
a
B 62 1,728
Omnicom Group, Inc. 105 9,761
Paramount Global, Class
a
B 258 3,073
132,948
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 765 40,338
Newmont Corp. 615 25,793
Nucor Corp. 131 22,119
Steel Dynamics, Inc. 81 10,844
99,094
Multi-Utilities — 0.7%
Ameren Corp. 141 10,345
CenterPoint Energy, Inc. 338 10,313
CMS Energy Corp. 158 9,943
Consolidated Edison, Inc. 185 17,492
Dominion Energy, Inc. 447 24,102
DTE Energy Co. 110 12,818
NiSource, Inc. 221 6,422
Public Service Enterprise
Group, Inc. 266 20,152
Sempra 336 25,882
WEC Energy Group, Inc. 169 13,694
151,163

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
104
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Office REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 84 $ 9,996
Boston Properties, Inc., REIT 78 4,732
14,728
Oil, Gas & Consumable Fuels — 4.0%
APA Corp. 162 4,946
Chevron Corp. 924 149,965
ConocoPhillips 627 73,033
Coterra Energy, Inc. 402 11,465
Devon Energy Corp. 343 16,834
Diamondback Energy, Inc. 95 18,930
EOG Resources, Inc. 311 38,735
EQT Corp. 220 9,040
Exxon Mobil Corp. 2,404 281,893
Hess Corp. 146 22,499
Kinder Morgan, Inc. 1,031 20,094
Marathon Oil Corp. 313 9,064
Marathon Petroleum Corp. 196 34,616
Occidental Petroleum Corp. 351 21,938
ONEOK, Inc. 311 25,191
Phillips 66 229 32,543
Targa Resources Corp. 119 14,069
Valero Energy Corp. 181 28,442
Williams Cos., Inc. (The) 649 26,940
840,237
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 350 4,025
Delta Air Lines, Inc. 342 17,449
Southwest Airlines Co. 319 8,562
United Airlines Holdings, Inc.* 175 9,273
39,309
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 124 15,297
Kenvue, Inc. 1,020 19,686
34,983
Professional Services — 0.7%
Automatic Data Processing, Inc. 218 53,392
Broadridge Financial Solutions,
Inc. 63 12,648
Dayforce, Inc.*(b) 84 4,155
Equifax, Inc. 66 15,272
Jacobs Solutions, Inc. 67 9,336
Leidos Holdings, Inc. 73 10,735
Paychex, Inc. 170 20,427
Paycom Software, Inc. 26 3,778
Robert Half, Inc. 56 3,597
Verisk Analytics, Inc., Class
a
A 77 19,464
152,804
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 159 14,003
Investments
Shares Value
Common Stocks (continued)
CoStar Group, Inc.* 218 $ 17,041
31,044
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 75 14,451
Camden Property Trust, REIT 57 5,851
Equity Residential, REIT 185 12,031
Essex Property Trust, Inc., REIT 34 8,833
Invitation Homes, Inc., REIT 308 10,715
Mid-America Apartment
Communities, Inc., REIT 62 8,290
UDR, Inc., REIT 162 6,256
66,427
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 39 3,937
Kimco Realty Corp., REIT 357 6,911
Realty Income Corp., REIT 444 23,559
Regency Centers Corp., REIT 88 5,403
Simon Property Group, Inc.,
REIT 173 26,177
65,987
Semiconductors & Semiconductor Equipment — 12.9%
Advanced Micro Devices, Inc.* 861 143,701
Analog Devices, Inc. 265 62,140
Applied Materials, Inc. 443 95,280
Broadcom, Inc. 234 310,881
Enphase Energy, Inc.* 72 9,209
First Solar, Inc.* 57 15,490
Intel Corp. 2,253 69,505
KLA Corp. 72 54,686
Lam Research Corp. 70 65,271
Microchip Technology, Inc. 288 28,002
Micron Technology, Inc. 588 73,500
Monolithic Power Systems, Inc. 26 19,126
NVIDIA Corp. 1,314 1,440,578
NXP Semiconductors NV 137 37,278
ON Semiconductor Corp.* 228 16,653
Qorvo, Inc.* 51 5,018
QUALCOMM, Inc. 595 121,410
Skyworks Solutions, Inc. 85 7,876
Teradyne, Inc. 81 11,416
Texas Instruments, Inc. 484 94,385
2,681,405
Software — 11.5%
Adobe, Inc.* 240 106,742
ANSYS, Inc.* 46 14,603
Autodesk, Inc.* 114 22,982
Cadence Design Systems, Inc.* 145 41,515
Fair Isaac Corp.* 13 16,769
Fortinet, Inc.* 340 20,169
Gen Digital, Inc. 300 7,449
Intuit, Inc. 149 85,890
Microsoft Corp. 3,951 1,640,179
Oracle Corp. 850 99,612
Palo Alto Networks, Inc.* 168 49,545

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
105
SPXV
::
Investments
Shares Value
Common Stocks (continued)
PTC, Inc.* 64 $ 11,279
Roper Technologies, Inc. 57 30,367
Salesforce, Inc. 516 120,971
ServiceNow, Inc.* 109 71,605
Synopsys, Inc.* 81 45,425
Tyler Technologies, Inc.* 22 10,568
2,395,670
Specialized REITs — 1.1%
American Tower Corp., REIT 248 48,543
Crown Castle, Inc., REIT 232 23,780
Digital Realty Trust, Inc., REIT 161 23,400
Equinix, Inc., REIT 50 38,149
Extra Space Storage, Inc., REIT 112 16,214
Iron Mountain, Inc., REIT 156 12,587
Public Storage, REIT 84 23,002
SBA Communications Corp.,
Class
a
A, REIT 57 11,211
VICI Properties, Inc., Class
a
A,
REIT 552 15,848
Weyerhaeuser Co., REIT 390 11,712
224,446
Specialty Retail — 2.1%
AutoZone, Inc.* 9 24,930
Bath & Body Works, Inc. 121 6,285
Best Buy Co., Inc. 103 8,736
CarMax, Inc.* 85 5,972
Home Depot, Inc. (The) 530 177,481
Lowe's Cos., Inc. 307 67,936
O'Reilly Automotive, Inc.* 31 29,861
Ross Stores, Inc. 179 25,017
TJX Cos., Inc. (The) 607 62,582
Tractor Supply Co. 57 16,262
Ulta Beauty, Inc.* 26 10,272
435,334
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. 7,718 1,483,786
Hewlett Packard Enterprise Co. 693 12,232
HP, Inc. 466 17,009
NetApp, Inc. 110 13,247
Seagate Technology Holdings
plc 104 9,697
Super Micro Computer, Inc.* 26 20,397
Western Digital Corp.* 173 13,025
1,569,393
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.* 14 15,315
Lululemon Athletica, Inc.* 61 19,031
NIKE, Inc., Class
a
B 649 61,688
Ralph Lauren Corp., Class
a
A 21 3,925
Tapestry, Inc. 123 5,349
105,308
Tobacco — 0.6%
Altria Group, Inc. 941 43,521
Investments
Shares Value
Common Stocks (continued)
Philip Morris International, Inc. 827 $ 83,842
127,363
Trading Companies & Distributors — 0.3%
Fastenal Co. 305 20,124
United Rentals, Inc. 36 24,099
WW Grainger, Inc. 23 21,193
65,416
Water Utilities — 0.1%
American Water Works Co., Inc. 104 13,600
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 279 48,814
Total Common Stocks
(Cost $16,233,392)
20,761,383
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (d)
(Cost $4,275) 4,275 4,275
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $23,052
(Cost $23,041) $ 23,041 23,041
Total Investments — 99.9%
(Cost $16,260,708) 20,788,699
Other assets less liabilities — 0.1% 17,413
Net Assets — 100.0% $ 20,806,112
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024 was
$4,105, collateralized in the form of cash with a value of $4,275 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $4,275.
(d) Rate shown is the 7-day yield as of May 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
106
SPXV
::
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,987,895
Aggregate gross unrealized depreciation (494,131)
Net unrealized appreciation $ 4,493,764
Federal income tax cost $ 16,294,935

MAY 31, 2024 :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
107
SPXT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 2.8%
Axon Enterprise, Inc.* 121 $ 34,082
Boeing Co. (The)* 983 174,591
General Dynamics Corp. 389 116,610
General Electric Co. 1,865 307,986
Howmet Aerospace, Inc. 671 56,800
Huntington Ingalls Industries,
Inc. 68 17,211
L3Harris Technologies, Inc. 324 72,845
Lockheed Martin Corp. 368 173,085
Northrop Grumman Corp. 241 108,636
RTX Corp. 2,273 245,052
Textron, Inc. 335 29,349
TransDigm Group, Inc. 95 127,607
1,463,854
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. 201 17,361
Expeditors International of
Washington, Inc. 249 30,104
FedEx Corp. 393 99,806
United Parcel Service, Inc.,
Class
a
B 1,239 172,134
319,405
Automobile Components — 0.1%
Aptiv plc* 479 39,882
BorgWarner, Inc. 394 14,050
53,932
Automobiles — 1.9%
Ford Motor Co. 6,687 81,113
General Motors Co. 1,979 89,035
Tesla, Inc.* 4,748 845,524
1,015,672
Banks — 4.9%
Bank of America Corp. 11,795 471,682
Citigroup, Inc. 3,261 203,193
Citizens Financial Group, Inc. 800 28,232
Comerica, Inc. 227 11,631
Fifth Third Bancorp 1,168 43,707
Huntington Bancshares, Inc. 2,482 34,549
JPMorgan Chase & Co. 4,953 1,003,626
KeyCorp 1,606 23,078
M&T Bank Corp. 285 43,206
PNC Financial Services Group,
Inc. (The) 682 107,340
Regions Financial Corp. 1,585 30,670
Truist Financial Corp. 2,286 86,297
US Bancorp 2,669 108,228
Wells Fargo & Co. 6,167 369,527
2,564,966
Beverages — 2.0%
Brown-Forman Corp., Class
a
B 311 14,262
Coca-Cola Co. (The) 6,667 419,554
Investments
Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 275 $ 68,813
Keurig Dr Pepper, Inc. 1,786 61,170
Molson Coors Beverage Co.,
Class
a
B 318 17,430
Monster Beverage Corp.* 1,266 65,731
PepsiCo, Inc. 2,354 407,007
1,053,967
Biotechnology — 2.7%
AbbVie, Inc. 3,025 487,751
Amgen, Inc. 917 280,465
Biogen, Inc.* 248 55,785
Gilead Sciences, Inc. 2,135 137,216
Incyte Corp.* 319 18,435
Moderna, Inc.* 569 81,111
Regeneron Pharmaceuticals,
Inc.* 181 177,409
Vertex Pharmaceuticals, Inc.* 441 200,805
1,438,977
Broadline Retail — 5.3%
Amazon.com, Inc.* 15,660 2,763,050
eBay, Inc. 890 48,256
Etsy, Inc.* 206 13,075
2,824,381
Building Products — 0.8%
A O Smith Corp. 210 17,564
Allegion plc 150 18,273
Builders FirstSource, Inc.* 211 33,927
Carrier Global Corp. 1,432 90,488
Johnson Controls International
plc 1,168 83,991
Masco Corp. 377 26,360
Trane Technologies plc 389 127,382
397,985
Capital Markets — 4.0%
Ameriprise Financial, Inc. 171 74,660
Bank of New York Mellon Corp.
(The) 1,302 77,612
BlackRock, Inc. 239 184,515
Blackstone, Inc. 1,232 148,456
Cboe Global Markets, Inc. 181 31,311
Charles Schwab Corp. (The) 2,550 186,864
CME Group, Inc. 617 125,239
FactSet Research Systems, Inc. 65 26,277
Franklin Resources, Inc. 515 12,154
Goldman Sachs Group, Inc.
(The) 559 255,195
Intercontinental Exchange, Inc. 981 131,356
Invesco Ltd. 771 12,112
MarketAxess Holdings, Inc. 65 12,930
Moody's Corp. 269 106,790
Morgan Stanley 2,147 210,062
MSCI, Inc., Class
a
A 135 66,849
Nasdaq, Inc. 584 34,474
Northern Trust Corp. 352 29,653
Raymond James Financial, Inc. 322 39,526

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
108
SPXT
::
Investments
Shares Value
Common Stocks (continued)
S&P Global, Inc. 551 $ 235,558
State Street Corp. 518 39,156
T. Rowe Price Group, Inc. 384 45,247
2,085,996
Chemicals — 2.2%
Air Products and Chemicals,
Inc. 380 101,346
Albemarle Corp. 201 24,641
Celanese Corp., Class
a
A 171 25,999
CF Industries Holdings, Inc. 328 26,151
Corteva, Inc. 1,203 67,296
Dow, Inc. 1,204 69,387
DuPont de Nemours, Inc. 737 60,552
Eastman Chemical Co. 201 20,367
Ecolab, Inc. 434 100,775
FMC Corp. 215 13,104
International Flavors &
Fragrances, Inc. 438 42,127
Linde plc 831 361,917
LyondellBasell Industries NV,
Class
a
A 439 43,645
Mosaic Co. (The) 562 17,383
PPG Industries, Inc. 404 53,090
Sherwin-Williams Co. (The) 403 122,431
1,150,211
Commercial Services & Supplies — 0.8%
Cintas Corp. 147 99,662
Copart, Inc.* 1,498 79,484
Republic Services, Inc., Class
a
A 350 64,816
Rollins, Inc. 481 21,977
Veralto Corp. 376 37,066
Waste Management, Inc. 628 132,338
435,343
Construction & Engineering — 0.1%
Quanta Services, Inc. 249 68,709
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 106 60,640
Vulcan Materials Co. 227 58,060
118,700
Consumer Finance — 0.8%
American Express Co. 980 235,200
Capital One Financial Corp. 652 89,735
Discover Financial Services 428 52,499
Synchrony Financial 698 30,572
408,006
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp. 760 615,516
Dollar General Corp. 376 51,478
Dollar Tree, Inc.* 354 41,754
Kroger Co. (The) 1,135 59,440
Sysco Corp. 853 62,116
Target Corp. 791 123,523
Walgreens Boots Alliance, Inc. 1,227 19,902
Investments
Shares Value
Common Stocks (continued)
Walmart, Inc. 7,334 $ 482,284
1,456,013
Containers & Packaging — 0.3%
Amcor plc 2,477 25,191
Avery Dennison Corp. 138 31,407
Ball Corp. 541 37,562
International Paper Co. 594 26,783
Packaging Corp. of America 152 27,891
Westrock Co. 441 23,655
172,489
Distributors — 0.2%
Genuine Parts Co. 240 34,594
LKQ Corp. 459 19,751
Pool Corp. 66 23,994
78,339
Diversified Telecommunication Services — 1.0%
AT&T, Inc. 12,250 223,195
Verizon Communications, Inc. 7,204 296,445
519,640
Electric Utilities — 2.4%
Alliant Energy Corp. 438 22,553
American Electric Power Co.,
Inc. 901 81,315
Constellation Energy Corp. 548 119,053
Duke Energy Corp. 1,321 136,816
Edison International 657 50,490
Entergy Corp. 362 40,721
Evergy, Inc. 394 21,536
Eversource Energy 599 35,479
Exelon Corp. 1,707 64,098
FirstEnergy Corp. 886 35,670
NextEra Energy, Inc. 3,516 281,350
NRG Energy, Inc. 387 31,347
PG&E Corp. 3,656 67,782
Pinnacle West Capital Corp. 195 15,378
PPL Corp. 1,264 37,073
Southern Co. (The) 1,869 149,782
Xcel Energy, Inc. 946 52,456
1,242,899
Electrical Equipment — 1.1%
AMETEK, Inc. 395 66,984
Eaton Corp. plc 684 227,669
Emerson Electric Co. 979 109,805
GE Vernova, Inc.* 465 81,793
Generac Holdings, Inc.* 105 15,457
Hubbell, Inc., Class
a
B 92 35,778
Rockwell Automation, Inc. 196 50,476
587,962
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class
a
A 1,716 57,452
Halliburton Co. 1,525 55,967
Schlumberger NV 2,446 112,247
225,666

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
109
SPXT
::
Investments
Shares Value
Common Stocks (continued)
Entertainment — 1.8%
Electronic Arts, Inc. 416 $ 55,278
Live Nation Entertainment, Inc.* 243 22,779
Netflix, Inc.* 742 476,082
Take-Two Interactive Software,
Inc.* 271 43,457
Walt Disney Co. (The) 3,142 326,485
Warner Bros Discovery, Inc.* 3,803 31,337
955,418
Financial Services — 5.9%
Berkshire Hathaway, Inc.,
Class
a
B* 3,117 1,291,685
Corpay, Inc.* 124 33,191
Fidelity National Information
Services, Inc. 1,016 77,094
Fiserv, Inc.* 1,028 153,953
Global Payments, Inc. 446 45,425
Jack Henry & Associates, Inc. 125 20,585
Mastercard, Inc., Class
a
A 1,413 631,710
PayPal Holdings, Inc.* 1,836 115,650
Visa, Inc., Class
a
A 2,710 738,367
3,107,660
Food Products — 1.1%
Archer-Daniels-Midland Co. 914 57,070
Bunge Global SA 249 26,790
Campbell Soup Co. 338 15,000
Conagra Brands, Inc. 820 24,502
General Mills, Inc. 973 66,894
Hershey Co. (The) 257 50,842
Hormel Foods Corp. 497 15,397
J M Smucker Co. (The) 182 20,318
Kellanova 452 27,274
Kraft Heinz Co. (The) 1,366 48,315
Lamb Weston Holdings, Inc. 248 21,896
McCormick & Co., Inc.
(Non-Voting) 431 31,127
Mondelez International, Inc.,
Class
a
A 2,307 158,099
Tyson Foods, Inc., Class
a
A 491 28,110
591,634
Gas Utilities — 0.1%
Atmos Energy Corp. 258 29,907
Ground Transportation — 1.4%
CSX Corp. 3,386 114,277
JB Hunt Transport Services,
Inc. 140 22,505
Norfolk Southern Corp. 387 86,998
Old Dominion Freight Line, Inc. 306 53,626
Uber Technologies, Inc.* 3,526 227,639
Union Pacific Corp. 1,045 243,297
748,342
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories 2,974 303,913
Align Technology, Inc.* 122 31,380
Investments
Shares Value
Common Stocks (continued)
Baxter International, Inc. 871 $ 29,692
Becton Dickinson & Co. 494 114,593
Boston Scientific Corp.* 2,510 189,681
Cooper Cos., Inc. (The) 340 32,065
Dexcom, Inc.* 661 78,507
Edwards Lifesciences Corp.* 1,039 90,279
GE HealthCare Technologies,
Inc. 695 54,210
Hologic, Inc.* 403 29,733
IDEXX Laboratories, Inc.* 142 70,567
Insulet Corp.* 120 21,263
Intuitive Surgical, Inc.* 604 242,880
Medtronic plc 2,278 185,361
ResMed, Inc. 252 51,995
Solventum Corp.* 237 14,063
STERIS plc 169 37,667
Stryker Corp. 580 197,832
Teleflex, Inc. 80 16,726
Zimmer Biomet Holdings, Inc. 358 41,224
1,833,631
Health Care Providers & Services — 3.6%
Cardinal Health, Inc. 416 41,296
Cencora, Inc. 283 64,119
Centene Corp.* 916 65,577
Cigna Group (The) 501 172,655
CVS Health Corp. 2,157 128,557
DaVita, Inc.* 92 13,535
Elevance Health, Inc. 402 216,469
HCA Healthcare, Inc. 339 115,175
Henry Schein, Inc.* 223 15,463
Humana, Inc. 209 74,847
Labcorp Holdings, Inc.* 145 28,262
McKesson Corp. 225 128,158
Molina Healthcare, Inc.* 99 31,143
Quest Diagnostics, Inc. 190 26,974
UnitedHealth Group, Inc. 1,585 785,162
Universal Health Services, Inc.,
Class
a
B 104 19,739
1,927,131
Health Care REITs — 0.3%
Healthpeak Properties, Inc.,
REIT 1,214 24,158
Ventas, Inc., REIT 691 34,730
Welltower, Inc., REIT 949 98,383
157,271
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 1,209 21,689
Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc., Class
a
A* 746 108,118
Booking Holdings, Inc. 60 226,581
Caesars Entertainment, Inc.* 370 13,157
Carnival Corp.* 1,727 26,043
Chipotle Mexican Grill, Inc.,
Class
a
A* 47 147,087
Darden Restaurants, Inc. 204 30,679

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: MAY 31, 2024
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Investments
Shares Value
Common Stocks (continued)
Domino's Pizza, Inc. 60 $ 30,515
Expedia Group, Inc.* 224 25,281
Hilton Worldwide Holdings, Inc. 432 86,659
Las Vegas Sands Corp. 633 28,504
Marriott International, Inc.,
Class
a
A 422 97,554
McDonald's Corp. 1,242 321,541
MGM Resorts International* 469 18,840
Norwegian Cruise Line Holdings
Ltd.* 730 12,118
Royal Caribbean Cruises Ltd.* 404 59,663
Starbucks Corp. 1,940 155,627
Wynn Resorts Ltd. 163 15,465
Yum! Brands, Inc. 481 66,104
1,469,536
Household Durables — 0.5%
DR Horton, Inc. 511 75,526
Garmin Ltd. 262 42,929
Lennar Corp., Class
a
A 423 67,828
Mohawk Industries, Inc.* 90 10,974
NVR, Inc.* 5 38,403
PulteGroup, Inc. 363 42,587
278,247
Household Products — 1.8%
Church & Dwight Co., Inc. 423 45,265
Clorox Co. (The) 212 27,891
Colgate-Palmolive Co. 1,411 131,167
Kimberly-Clark Corp. 578 77,047
Procter & Gamble Co. (The) 4,031 663,261
944,631
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 1,148 24,785
Vistra Corp. 577 57,169
81,954
Industrial Conglomerates — 0.6%
3M Co. 947 94,833
Honeywell International, Inc. 1,129 228,272
323,105
Industrial REITs — 0.3%
Prologis, Inc., REIT 1,583 174,906
Insurance — 3.1%
Aflac, Inc. 902 81,063
Allstate Corp. (The) 449 75,216
American International Group,
Inc. 1,204 94,899
Aon plc, Class
a
A 343 96,603
Arch Capital Group Ltd.* 636 65,273
Arthur J Gallagher & Co. 371 93,985
Assurant, Inc. 89 15,439
Brown & Brown, Inc. 405 36,252
Chubb Ltd. 695 188,220
Cincinnati Financial Corp. 269 31,629
Everest Group Ltd. 74 28,929
Investments
Shares Value
Common Stocks (continued)
Globe Life, Inc. 148 $ 12,248
Hartford Financial Services
Group, Inc. (The) 512 52,966
Loews Corp. 313 24,038
Marsh & McLennan Cos., Inc. 843 174,990
MetLife, Inc. 1,052 76,133
Principal Financial Group, Inc. 376 30,847
Progressive Corp. (The) 1,003 211,814
Prudential Financial, Inc. 619 74,497
Travelers Cos., Inc. (The) 391 84,339
W R Berkley Corp. 348 28,198
Willis Towers Watson plc 175 44,676
1,622,254
Interactive Media & Services — 9.4%
Alphabet, Inc., Class
a
A* 10,096 1,741,560
Alphabet, Inc., Class
a
C* 8,453 1,470,484
Match Group, Inc.* 466 14,274
Meta Platforms, Inc., Class
a
A 3,769 1,759,482
4,985,800
Leisure Products — 0.0%(a)
Hasbro, Inc. 224 13,391
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc. 502 65,466
Bio-Rad Laboratories, Inc.,
Class
a
A* 36 10,327
Bio-Techne Corp. 270 20,841
Charles River Laboratories
International, Inc.* 88 18,343
Danaher Corp. 1,127 289,414
Illumina, Inc.* 272 28,364
IQVIA Holdings, Inc.* 312 68,356
Mettler-Toledo International,
Inc.* 37 51,951
Revvity, Inc. 211 23,054
Thermo Fisher Scientific, Inc. 662 376,003
Waters Corp.* 101 31,199
West Pharmaceutical Services,
Inc. 127 42,089
1,025,407
Machinery — 2.5%
Caterpillar, Inc. 872 295,189
Cummins, Inc. 243 68,460
Deere & Co. 446 167,143
Dover Corp. 239 43,933
Fortive Corp. 601 44,738
IDEX Corp. 129 26,915
Illinois Tool Works, Inc. 465 112,879
Ingersoll Rand, Inc. 694 64,577
Nordson Corp. 93 21,829
Otis Worldwide Corp. 695 68,944
PACCAR, Inc. 896 96,320
Parker-Hannifin Corp. 220 116,934
Pentair plc 284 23,112
Snap-on, Inc. 90 24,557
Stanley Black & Decker, Inc. 262 22,839

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
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Investments
Shares Value
Common Stocks (continued)
Westinghouse Air Brake
Technologies Corp. 307 $ 51,954
Xylem, Inc. 413 58,241
1,308,564
Media — 0.8%
Charter Communications, Inc.,
Class
a
A* 169 48,523
Comcast Corp., Class
a
A 6,790 271,804
Fox Corp., Class
a
A 411 14,151
Fox Corp., Class
a
B 227 7,250
Interpublic Group of Cos., Inc.
(The) 658 20,642
News Corp., Class
a
A 652 17,728
News Corp., Class
a
B 197 5,492
Omnicom Group, Inc. 340 31,606
Paramount Global, Class
a
B 828 9,862
427,058
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. 2,458 129,610
Newmont Corp. 1,975 82,832
Nucor Corp. 421 71,086
Steel Dynamics, Inc. 260 34,806
318,334
Multi-Utilities — 0.9%
Ameren Corp. 451 33,090
CenterPoint Energy, Inc. 1,082 33,012
CMS Energy Corp. 505 31,780
Consolidated Edison, Inc. 592 55,974
Dominion Energy, Inc. 1,434 77,321
DTE Energy Co. 353 41,135
NiSource, Inc. 710 20,633
Public Service Enterprise
Group, Inc. 854 64,699
Sempra 1,078 83,038
WEC Energy Group, Inc. 541 43,837
484,519
Office REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 270 32,130
Boston Properties, Inc., REIT 248 15,046
47,176
Oil, Gas & Consumable Fuels — 5.1%
APA Corp. 521 15,906
Chevron Corp. 2,971 482,193
ConocoPhillips 2,018 235,057
Coterra Energy, Inc. 1,290 36,791
Devon Energy Corp. 1,099 53,939
Diamondback Energy, Inc. 306 60,974
EOG Resources, Inc. 999 124,425
EQT Corp. 706 29,010
Exxon Mobil Corp. 7,732 906,654
Hess Corp. 471 72,581
Kinder Morgan, Inc. 3,314 64,590
Marathon Oil Corp. 1,004 29,076
Marathon Petroleum Corp. 631 111,441
Investments
Shares Value
Common Stocks (continued)
Occidental Petroleum Corp. 1,127 $ 70,437
ONEOK, Inc. 998 80,838
Phillips 66 737 104,735
Targa Resources Corp. 382 45,164
Valero Energy Corp. 584 91,770
Williams Cos., Inc. (The) 2,085 86,548
2,702,129
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 1,122 12,903
Delta Air Lines, Inc. 1,098 56,020
Southwest Airlines Co. 1,023 27,457
United Airlines Holdings, Inc.* 563 29,834
126,214
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 399 49,221
Kenvue, Inc. 3,290 63,497
112,718
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co. 3,486 143,240
Catalent, Inc.* 310 16,675
Eli Lilly & Co. 1,366 1,120,584
Johnson & Johnson 4,124 604,867
Merck & Co., Inc. 4,341 544,969
Pfizer, Inc. 9,674 277,257
Viatris, Inc. 2,055 21,783
Zoetis, Inc., Class
a
A 787 133,444
2,862,819
Professional Services — 0.9%
Automatic Data Processing, Inc. 704 172,424
Broadridge Financial Solutions,
Inc. 202 40,556
Dayforce, Inc.*(b) 268 13,255
Equifax, Inc. 211 48,823
Jacobs Solutions, Inc. 215 29,958
Leidos Holdings, Inc. 235 34,557
Paychex, Inc. 549 65,968
Paycom Software, Inc. 82 11,916
Robert Half, Inc. 179 11,497
Verisk Analytics, Inc., Class
a
A 248 62,689
491,643
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 510 44,916
CoStar Group, Inc.* 700 54,719
99,635
Residential REITs — 0.4%
AvalonBay Communities, Inc.,
REIT 243 46,821
Camden Property Trust, REIT 183 18,785
Equity Residential, REIT 592 38,498
Essex Property Trust, Inc., REIT 110 28,577
Invitation Homes, Inc., REIT 987 34,338

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: MAY 31, 2024
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SPXT
::
Investments
Shares Value
Common Stocks (continued)
Mid-America Apartment
Communities, Inc., REIT 200 $ 26,742
UDR, Inc., REIT 520 20,082
213,843
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 126 12,720
Kimco Realty Corp., REIT 1,143 22,128
Realty Income Corp., REIT 1,426 75,664
Regency Centers Corp., REIT 282 17,315
Simon Property Group, Inc.,
REIT 559 84,582
212,409
Specialized REITs — 1.4%
American Tower Corp., REIT 799 156,396
Crown Castle, Inc., REIT 743 76,157
Digital Realty Trust, Inc., REIT 519 75,431
Equinix, Inc., REIT 161 122,840
Extra Space Storage, Inc., REIT 362 52,407
Iron Mountain, Inc., REIT 501 40,426
Public Storage, REIT 271 74,208
SBA Communications Corp.,
Class
a
A, REIT 185 36,386
VICI Properties, Inc., Class
a
A,
REIT 1,774 50,932
Weyerhaeuser Co., REIT 1,251 37,567
722,750
Specialty Retail — 2.7%
AutoZone, Inc.* 30 83,098
Bath & Body Works, Inc. 388 20,153
Best Buy Co., Inc. 329 27,906
CarMax, Inc.* 271 19,040
Home Depot, Inc. (The) 1,705 570,953
Lowe's Cos., Inc. 985 217,971
O'Reilly Automotive, Inc.* 101 97,289
Ross Stores, Inc. 577 80,642
TJX Cos., Inc. (The) 1,953 201,354
Tractor Supply Co. 185 52,779
Ulta Beauty, Inc.* 83 32,792
1,403,977
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.* 44 48,133
Lululemon Athletica, Inc.* 197 61,462
NIKE, Inc., Class
a
B 2,085 198,179
Ralph Lauren Corp., Class
a
A 67 12,521
Tapestry, Inc. 394 17,135
337,430
Tobacco — 0.8%
Altria Group, Inc. 3,022 139,767
Philip Morris International, Inc. 2,660 269,671
409,438
Trading Companies & Distributors — 0.4%
Fastenal Co. 980 64,661
Investments
Shares Value
Common Stocks (continued)
United Rentals, Inc. 115 $ 76,982
WW Grainger, Inc. 76 70,031
211,674
Water Utilities — 0.1%
American Water Works Co., Inc. 333 43,546
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 895 156,589
Total Common Stocks
(Cost $46,381,420)
52,667,491
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (d)
(Cost $13,751) 13,751 13,751
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $100,529
(Cost $100,485) $ 100,485 100,485
Total Investments — 99.9%
(Cost $46,495,656) 52,781,727
Other assets less liabilities — 0.1% 54,577
Net Assets — 100.0% $ 52,836,304
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $13,206, collateralized in the form of cash with a value of $13,751 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $13,751.
(d) Rate shown is the 7-day yield as of May 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
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113
SPXT
::
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,977,765
Aggregate gross unrealized depreciation (1,768,169)
Net unrealized appreciation $ 6,209,596
Federal income tax cost $ 46,572,131

S&P 500
®
HIGH INCOME ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
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ISPY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 85 .4%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.* 202 $ 56,897
Boeing Co. (The)* 1,649 292,879
General Dynamics Corp. 653 195,750
General Electric Co. 3,128 516,558
Howmet Aerospace, Inc. 1,124 95,147
Huntington Ingalls Industries,
Inc. 114 28,853
L3Harris Technologies, Inc. 545 122,532
Lockheed Martin Corp. 618 290,670
Northrop Grumman Corp. 405 182,562
RTX Corp. 3,814 411,187
Textron, Inc. 563 49,325
TransDigm Group, Inc. 160 214,917
2,457,277
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 335 28,934
Expeditors International of
Washington, Inc. 418 50,536
FedEx Corp. 661 167,868
United Parcel Service, Inc.,
Class
a
B 2,079 288,835
536,173
Automobile Components — 0.1%
Aptiv plc* 802 66,774
BorgWarner, Inc. 660 23,536
90,310
Automobiles — 1.1%
Ford Motor Co. 11,218 136,074
General Motors Co. 3,318 149,277
Tesla, Inc.* 7,964 1,418,229
1,703,580
Banks — 2.9%
Bank of America Corp. 19,790 791,402
Citigroup, Inc. 5,470 340,836
Citizens Financial Group, Inc. 1,340 47,289
Comerica, Inc. 379 19,420
Fifth Third Bancorp 1,958 73,268
Huntington Bancshares, Inc. 4,163 57,949
JPMorgan Chase & Co. 8,310 1,683,855
KeyCorp 2,692 38,684
M&T Bank Corp. 478 72,465
PNC Financial Services Group,
Inc. (The) 1,144 180,054
Regions Financial Corp. 2,656 51,394
Truist Financial Corp. 3,834 144,733
US Bancorp 4,476 181,502
Wells Fargo & Co. 10,345 619,872
4,302,723
Beverages — 1.2%
Brown-Forman Corp., Class
a
B 520 23,847
Coca-Cola Co. (The) 11,185 703,872
Investments
Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 462 $ 115,606
Keurig Dr Pepper, Inc. 2,994 102,545
Molson Coors Beverage Co.,
Class
a
B 532 29,159
Monster Beverage Corp.* 2,123 110,226
PepsiCo, Inc. 3,951 683,128
1,768,383
Biotechnology — 1.6%
AbbVie, Inc. 5,075 818,293
Amgen, Inc. 1,538 470,397
Biogen, Inc.* 417 93,800
Gilead Sciences, Inc. 3,582 230,215
Incyte Corp.* 535 30,918
Moderna, Inc.* 954 135,993
Regeneron Pharmaceuticals,
Inc.* 304 297,968
Vertex Pharmaceuticals, Inc.* 741 337,407
2,414,991
Broadline Retail — 3.2%
Amazon.com, Inc.* 26,275 4,635,961
eBay, Inc. 1,492 80,896
Etsy, Inc.* 344 21,834
4,738,691
Building Products — 0.4%
A O Smith Corp. 353 29,525
Allegion plc 252 30,699
Builders FirstSource, Inc.* 355 57,080
Carrier Global Corp. 2,402 151,782
Johnson Controls International
plc 1,959 140,872
Masco Corp. 632 44,189
Trane Technologies plc 654 214,159
668,306
Capital Markets — 2.3%
Ameriprise Financial, Inc. 288 125,744
Bank of New York Mellon Corp.
(The) 2,183 130,129
BlackRock, Inc. 402 310,356
Blackstone, Inc. 2,068 249,194
Cboe Global Markets, Inc. 303 52,416
Charles Schwab Corp. (The) 4,278 313,492
CME Group, Inc. 1,035 210,084
FactSet Research Systems, Inc. 109 44,064
Franklin Resources, Inc. 863 20,367
Goldman Sachs Group, Inc.
(The) 937 427,759
Intercontinental Exchange, Inc. 1,646 220,399
Invesco Ltd. 1,292 20,297
MarketAxess Holdings, Inc. 109 21,683
Moody's Corp. 452 179,439
Morgan Stanley 3,601 352,322
MSCI, Inc., Class
a
A 227 112,406
Nasdaq, Inc. 1,092 64,461
Northern Trust Corp. 590 49,702
Raymond James Financial, Inc. 541 66,408

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
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ISPY
::
Investments
Shares Value
Common Stocks (continued)
S&P Global, Inc. 924 $ 395,019
State Street Corp. 868 65,612
T. Rowe Price Group, Inc. 644 75,883
3,507,236
Chemicals — 1.3%
Air Products and Chemicals,
Inc. 639 170,421
Albemarle Corp. 337 41,313
Celanese Corp., Class
a
A 288 43,787
CF Industries Holdings, Inc. 549 43,772
Corteva, Inc. 2,017 112,831
Dow, Inc. 2,019 116,355
DuPont de Nemours, Inc. 1,236 101,550
Eastman Chemical Co. 337 34,148
Ecolab, Inc. 729 169,274
FMC Corp. 359 21,881
International Flavors &
Fragrances, Inc. 734 70,596
Linde plc 1,394 607,115
LyondellBasell Industries NV,
Class
a
A 736 73,173
Mosaic Co. (The) 939 29,043
PPG Industries, Inc. 678 89,096
Sherwin-Williams Co. (The) 677 205,673
1,930,028
Commercial Services & Supplies — 0.5%
Cintas Corp. 248 168,137
Copart, Inc.* 2,512 133,287
Republic Services, Inc., Class
a
A 588 108,892
Rollins, Inc. 807 36,872
Veralto Corp. 630 62,105
Waste Management, Inc. 1,054 222,109
731,402
Communications Equipment — 0.7%
Arista Networks, Inc.* 724 215,498
Cisco Systems, Inc. 11,680 543,120
F5, Inc.* 169 28,556
Juniper Networks, Inc. 925 32,995
Motorola Solutions, Inc. 477 174,062
994,231
Construction & Engineering — 0.1%
Quanta Services, Inc. 418 115,343
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 178 101,830
Vulcan Materials Co. 382 97,704
199,534
Consumer Finance — 0.5%
American Express Co. 1,644 394,560
Capital One Financial Corp. 1,093 150,430
Discover Financial Services 719 88,192
Synchrony Financial 1,169 51,202
684,384
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp. 1,275 $ 1,032,610
Dollar General Corp. 631 86,390
Dollar Tree, Inc.* 595 70,180
Kroger Co. (The) 1,903 99,660
Sysco Corp. 1,431 104,205
Target Corp. 1,327 207,224
Walgreens Boots Alliance, Inc. 2,057 33,365
Walmart, Inc. 12,305 809,177
2,442,811
Containers & Packaging — 0.2%
Amcor plc 4,155 42,256
Avery Dennison Corp. 231 52,573
Ball Corp. 906 62,904
International Paper Co. 995 44,865
Packaging Corp. of America 256 46,973
Westrock Co. 739 39,640
289,211
Distributors — 0.1%
Genuine Parts Co. 403 58,089
LKQ Corp. 769 33,090
Pool Corp. 111 40,354
131,533
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 20,552 374,457
Verizon Communications, Inc. 12,085 497,298
871,755
Electric Utilities — 1.4%
Alliant Energy Corp. 734 37,794
American Electric Power Co.,
Inc. 1,512 136,458
Constellation Energy Corp. 918 199,435
Duke Energy Corp. 2,216 229,511
Edison International 1,103 84,766
Entergy Corp. 608 68,394
Evergy, Inc. 660 36,076
Eversource Energy 1,004 59,467
Exelon Corp. 2,861 107,430
FirstEnergy Corp. 1,484 59,746
NextEra Energy, Inc. 5,898 471,958
NRG Energy, Inc. 649 52,569
PG&E Corp. 6,133 113,706
Pinnacle West Capital Corp. 326 25,708
PPL Corp. 2,119 62,150
Southern Co. (The) 3,135 251,239
Xcel Energy, Inc. 1,586 87,944
2,084,351
Electrical Equipment — 0.7%
AMETEK, Inc. 663 112,432
Eaton Corp. plc 1,148 382,112
Emerson Electric Co. 1,643 184,279
GE Vernova, Inc.* 782 137,554
Generac Holdings, Inc.* 177 26,056

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
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116
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::
Investments
Shares Value
Common Stocks (continued)
Hubbell, Inc., Class
a
B 154 $ 59,889
Rockwell Automation, Inc. 329 84,727
987,049
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class
a
A 1,724 228,206
CDW Corp. 385 86,094
Corning, Inc. 2,207 82,233
Jabil, Inc. 367 43,636
Keysight Technologies, Inc.* 502 69,517
TE Connectivity Ltd. 888 132,934
Teledyne Technologies, Inc.* 136 53,985
Trimble, Inc.* 715 39,811
Zebra Technologies Corp.,
Class
a
A* 148 46,226
782,642
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 2,877 96,322
Halliburton Co. 2,559 93,915
Schlumberger NV 4,103 188,287
378,524
Entertainment — 1.1%
Electronic Arts, Inc. 700 93,016
Live Nation Entertainment, Inc.* 408 38,246
Netflix, Inc.* 1,244 798,175
Take-Two Interactive Software,
Inc.* 456 73,124
Walt Disney Co. (The) 5,273 547,918
Warner Bros Discovery, Inc.* 6,379 52,563
1,603,042
Financial Services — 3.5%
Berkshire Hathaway, Inc.,
Class
a
B* 5,230 2,167,312
Corpay, Inc.* 208 55,675
Fidelity National Information
Services, Inc. 1,703 129,224
Fiserv, Inc.* 1,725 258,336
Global Payments, Inc. 748 76,184
Jack Henry & Associates, Inc. 209 34,418
Mastercard, Inc., Class
a
A 2,372 1,060,450
PayPal Holdings, Inc.* 3,081 194,072
Visa, Inc., Class
a
A 4,546 1,238,603
5,214,274
Food Products — 0.7%
Archer-Daniels-Midland Co. 1,533 95,721
Bunge Global SA 418 44,973
Campbell Soup Co. 566 25,119
Conagra Brands, Inc. 1,374 41,055
General Mills, Inc. 1,632 112,200
Hershey Co. (The) 431 85,265
Hormel Foods Corp. 833 25,806
J M Smucker Co. (The) 305 34,050
Kellanova 758 45,738
Kraft Heinz Co. (The) 2,292 81,068
Lamb Weston Holdings, Inc. 415 36,640
Investments
Shares Value
Common Stocks (continued)
McCormick & Co., Inc.
(Non-Voting) 723 $ 52,215
Mondelez International, Inc.,
Class
a
A 3,870 265,211
Tyson Foods, Inc., Class
a
A 823 47,117
992,178
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 434 50,309
Ground Transportation — 0.8%
CSX Corp. 5,681 191,734
JB Hunt Transport Services,
Inc. 234 37,616
Norfolk Southern Corp. 649 145,895
Old Dominion Freight Line, Inc. 514 90,079
Uber Technologies, Inc.* 5,915 381,872
Union Pacific Corp. 1,753 408,133
1,255,329
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories 4,990 509,928
Align Technology, Inc.* 205 52,728
Baxter International, Inc. 1,460 49,771
Becton Dickinson & Co. 830 192,535
Boston Scientific Corp.* 4,211 318,225
Cooper Cos., Inc. (The) 571 53,851
Dexcom, Inc.* 1,108 131,597
Edwards Lifesciences Corp.* 1,743 151,449
GE HealthCare Technologies,
Inc. 1,217 94,926
Hologic, Inc.* 675 49,802
IDEXX Laboratories, Inc.* 239 118,771
Insulet Corp.* 201 35,615
Intuitive Surgical, Inc.* 1,013 407,348
Medtronic plc 3,822 310,996
ResMed, Inc. 423 87,278
Solventum Corp.* 397 23,558
STERIS plc 284 63,298
Stryker Corp. 972 331,540
Teleflex, Inc. 135 28,224
Zimmer Biomet Holdings, Inc. 601 69,205
3,080,645
Health Care Providers & Services — 2.2%
Cardinal Health, Inc. 699 69,390
Cencora, Inc. 476 107,847
Centene Corp.* 1,536 109,962
Cigna Group (The) 841 289,825
CVS Health Corp. 3,617 215,573
DaVita, Inc.* 155 22,804
Elevance Health, Inc. 675 363,474
HCA Healthcare, Inc. 569 193,318
Henry Schein, Inc.* 374 25,933
Humana, Inc. 351 125,700
Labcorp Holdings, Inc.* 244 47,558
McKesson Corp. 378 215,305
Molina Healthcare, Inc.* 167 52,535
Quest Diagnostics, Inc. 319 45,289
UnitedHealth Group, Inc. 2,659 1,317,189

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
117
ISPY
::
Investments
Shares Value
Common Stocks (continued)
Universal Health Services, Inc.,
Class
a
B 175 $ 33,215
3,234,917
Health Care REITs — 0.2%
Healthpeak Properties, Inc.,
REIT 2,035 40,496
Ventas, Inc., REIT 1,157 58,151
Welltower, Inc., REIT 1,591 164,939
263,586
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 2,028 36,382
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class
a
A* 1,252 181,452
Booking Holdings, Inc. 100 377,635
Caesars Entertainment, Inc.* 620 22,047
Carnival Corp.* 2,896 43,672
Chipotle Mexican Grill, Inc.,
Class
a
A* 79 247,232
Darden Restaurants, Inc. 343 51,584
Domino's Pizza, Inc. 100 50,858
Expedia Group, Inc.* 376 42,435
Hilton Worldwide Holdings, Inc. 725 145,435
Las Vegas Sands Corp. 1,061 47,777
Marriott International, Inc.,
Class
a
A 709 163,900
McDonald's Corp. 2,085 539,786
MGM Resorts International* 785 31,533
Norwegian Cruise Line Holdings
Ltd.* 1,223 20,302
Royal Caribbean Cruises Ltd.* 678 100,127
Starbucks Corp. 3,254 261,036
Wynn Resorts Ltd. 274 25,997
Yum! Brands, Inc. 808 111,043
2,463,851
Household Durables — 0.3%
DR Horton, Inc. 858 126,812
Garmin Ltd. 440 72,094
Lennar Corp., Class
a
A 710 113,849
Mohawk Industries, Inc.* 152 18,533
NVR, Inc.* 9 69,127
PulteGroup, Inc. 610 71,565
471,980
Household Products — 1.1%
Church & Dwight Co., Inc. 708 75,763
Clorox Co. (The) 357 46,967
Colgate-Palmolive Co. 2,367 220,036
Kimberly-Clark Corp. 968 129,034
Procter & Gamble Co. (The) 6,764 1,112,949
1,584,749
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 1,925 41,561
Vistra Corp. 966 95,711
137,272
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.4%
3M Co. 1,589 $ 159,123
Honeywell International, Inc. 1,895 383,150
542,273
Industrial REITs — 0.2%
Prologis, Inc., REIT 2,656 293,462
Insurance — 1.8%
Aflac, Inc. 1,513 135,973
Allstate Corp. (The) 755 126,478
American International Group,
Inc. 2,018 159,059
Aon plc, Class
a
A 576 162,225
Arch Capital Group Ltd.* 1,066 109,404
Arthur J Gallagher & Co. 623 157,825
Assurant, Inc. 149 25,847
Brown & Brown, Inc. 679 60,777
Chubb Ltd. 1,165 315,505
Cincinnati Financial Corp. 451 53,029
Everest Group Ltd. 125 48,866
Globe Life, Inc. 246 20,359
Hartford Financial Services
Group, Inc. (The) 858 88,760
Loews Corp. 524 40,243
Marsh & McLennan Cos., Inc. 1,414 293,518
MetLife, Inc. 1,765 127,733
Principal Financial Group, Inc. 630 51,685
Progressive Corp. (The) 1,682 355,205
Prudential Financial, Inc. 1,038 124,923
Travelers Cos., Inc. (The) 656 141,499
W R Berkley Corp. 583 47,240
Willis Towers Watson plc 295 75,311
2,721,464
Interactive Media & Services — 5.6%
Alphabet, Inc., Class
a
A* 16,938 2,921,805
Alphabet, Inc., Class
a
C* 14,183 2,467,275
Match Group, Inc.* 781 23,922
Meta Platforms, Inc., Class
a
A 6,324 2,952,233
8,365,235
IT Services — 0.8%
Accenture plc, Class
a
A 1,802 508,687
Akamai Technologies, Inc.* 434 40,032
Cognizant Technology Solutions
Corp., Class
a
A 1,431 94,661
EPAM Systems, Inc.* 166 29,536
Gartner, Inc.* 224 94,006
International Business
Machines Corp. 2,630 438,815
VeriSign, Inc.* 253 44,103
1,249,840
Leisure Products — 0.0%(a)
Hasbro, Inc. 375 22,418

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
118
ISPY
::
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. 842 $ 109,805
Bio-Rad Laboratories, Inc.,
Class
a
A* 60 17,212
Bio-Techne Corp. 452 34,890
Charles River Laboratories
International, Inc.* 147 30,641
Danaher Corp. 1,890 485,352
Illumina, Inc.* 456 47,552
IQVIA Holdings, Inc.* 525 115,022
Mettler-Toledo International,
Inc.* 62 87,053
Revvity, Inc. 355 38,787
Thermo Fisher Scientific, Inc. 1,111 631,026
Waters Corp.* 170 52,513
West Pharmaceutical Services,
Inc. 213 70,590
1,720,443
Machinery — 1.5%
Caterpillar, Inc. 1,463 495,255
Cummins, Inc. 392 110,438
Deere & Co. 748 280,320
Dover Corp. 402 73,896
Fortive Corp. 1,008 75,036
IDEX Corp. 217 45,275
Illinois Tool Works, Inc. 782 189,830
Ingersoll Rand, Inc. 1,164 108,310
Nordson Corp. 156 36,616
Otis Worldwide Corp. 1,165 115,568
PACCAR, Inc. 1,504 161,680
Parker-Hannifin Corp. 369 196,131
Pentair plc 475 38,656
Snap-on, Inc. 152 41,475
Stanley Black & Decker, Inc. 441 38,442
Westinghouse Air Brake
Technologies Corp. 515 87,153
Xylem, Inc. 693 97,727
2,191,808
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 284 81,542
Comcast Corp., Class
a
A 11,390 455,942
Fox Corp., Class
a
A 688 23,688
Fox Corp., Class
a
B 379 12,105
Interpublic Group of Cos., Inc.
(The) 1,101 34,538
News Corp., Class
a
A 1,092 29,692
News Corp., Class
a
B 330 9,201
Omnicom Group, Inc. 569 52,894
Paramount Global, Class
a
B 1,387 16,519
716,121
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 4,122 217,353
Newmont Corp. 3,313 138,947
Nucor Corp. 707 119,377
Investments
Shares Value
Common Stocks (continued)
Steel Dynamics, Inc. 437 $ 58,501
534,178
Multi-Utilities — 0.5%
Ameren Corp. 756 55,468
CenterPoint Energy, Inc. 1,814 55,345
CMS Energy Corp. 846 53,239
Consolidated Edison, Inc. 992 93,794
Dominion Energy, Inc. 2,405 129,678
DTE Energy Co. 593 69,102
NiSource, Inc. 1,188 34,523
Public Service Enterprise
Group, Inc. 1,432 108,488
Sempra 1,808 139,270
WEC Energy Group, Inc. 907 73,494
812,401
Office REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 453 53,907
Boston Properties, Inc., REIT 415 25,178
79,085
Oil, Gas & Consumable Fuels — 3.0%
APA Corp. 1,038 31,690
Chevron Corp. 4,986 809,228
ConocoPhillips 3,386 394,401
Coterra Energy, Inc. 2,162 61,660
Devon Energy Corp. 1,842 90,405
Diamondback Energy, Inc. 514 102,420
EOG Resources, Inc. 1,676 208,746
EQT Corp. 1,182 48,568
Exxon Mobil Corp. 12,975 1,521,449
Hess Corp. 791 121,893
Kinder Morgan, Inc. 5,559 108,345
Marathon Oil Corp. 1,682 48,711
Marathon Petroleum Corp. 1,058 186,853
Occidental Petroleum Corp. 1,892 118,250
ONEOK, Inc. 1,675 135,675
Phillips 66 1,236 175,648
Targa Resources Corp. 641 75,785
Valero Energy Corp. 979 153,840
Williams Cos., Inc. (The) 3,497 145,161
4,538,728
Passenger Airlines — 0.1%
American Airlines Group, Inc.* 1,881 21,631
Delta Air Lines, Inc. 1,841 93,928
Southwest Airlines Co. 1,715 46,031
United Airlines Holdings, Inc.* 943 49,970
211,560
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 670 82,651
Kenvue, Inc. 5,504 106,227
188,878

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
119
ISPY
::
Investments
Shares Value
Common Stocks (continued)
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co. 5,849 $ 240,336
Catalent, Inc.* 520 27,971
Eli Lilly & Co. 2,292 1,880,219
Johnson & Johnson 6,920 1,014,956
Merck & Co., Inc. 7,284 914,433
Pfizer, Inc. 16,230 465,152
Viatris, Inc. 3,448 36,549
Zoetis, Inc., Class
a
A 1,320 223,819
4,803,435
Professional Services — 0.6%
Automatic Data Processing, Inc. 1,181 289,250
Broadridge Financial Solutions,
Inc. 339 68,061
Dayforce, Inc.* 449 22,208
Equifax, Inc. 354 81,912
Jacobs Solutions, Inc. 361 50,302
Leidos Holdings, Inc. 395 58,085
Paychex, Inc. 921 110,667
Paycom Software, Inc. 138 20,054
Robert Half, Inc. 299 19,205
Verisk Analytics, Inc., Class
a
A 417 105,409
825,153
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 855 75,300
CoStar Group, Inc.* 1,174 91,771
167,071
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 408 78,613
Camden Property Trust, REIT 307 31,514
Equity Residential, REIT 992 64,510
Essex Property Trust, Inc., REIT 185 48,061
Invitation Homes, Inc., REIT 1,654 57,543
Mid-America Apartment
Communities, Inc., REIT 335 44,793
UDR, Inc., REIT 870 33,599
358,633
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 211 21,300
Kimco Realty Corp., REIT 1,915 37,074
Realty Income Corp., REIT 2,391 126,867
Regency Centers Corp., REIT 472 28,981
Simon Property Group, Inc.,
REIT 937 141,778
356,000
Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc.* 4,643 774,917
Analog Devices, Inc. 1,425 334,148
Applied Materials, Inc. 2,392 514,471
Broadcom, Inc. 1,265 1,680,616
Enphase Energy, Inc.* 390 49,881
Investments
Shares Value
Common Stocks (continued)
First Solar, Inc.* 307 $ 83,430
Intel Corp. 12,153 374,920
KLA Corp. 389 295,457
Lam Research Corp. 377 351,530
Microchip Technology, Inc. 1,553 150,998
Micron Technology, Inc. 3,173 396,625
Monolithic Power Systems, Inc. 138 101,517
NVIDIA Corp. 7,100 7,783,943
NXP Semiconductors NV 741 201,626
ON Semiconductor Corp.* 1,228 89,693
Qorvo, Inc.* 278 27,353
QUALCOMM, Inc. 3,208 654,593
Skyworks Solutions, Inc. 461 42,716
Teradyne, Inc. 439 61,873
Texas Instruments, Inc. 2,614 509,756
14,480,063
Software — 8.7%
Adobe, Inc.* 1,299 577,743
ANSYS, Inc.* 250 79,363
Autodesk, Inc.* 615 123,984
Cadence Design Systems, Inc.* 782 223,894
Fair Isaac Corp.* 71 91,585
Fortinet, Inc.* 1,832 108,674
Gen Digital, Inc. 1,611 40,001
Intuit, Inc. 805 464,034
Microsoft Corp. 21,358 8,866,347
Oracle Corp. 4,583 537,082
Palo Alto Networks, Inc.* 906 267,188
PTC, Inc.* 344 60,627
Roper Technologies, Inc. 307 163,557
Salesforce, Inc. 2,782 652,212
ServiceNow, Inc.* 589 386,932
Synopsys, Inc.* 438 245,630
Tyler Technologies, Inc.* 121 58,124
12,946,977
Specialized REITs — 0.8%
American Tower Corp., REIT 1,340 262,292
Crown Castle, Inc., REIT 1,247 127,817
Digital Realty Trust, Inc., REIT 928 134,875
Equinix, Inc., REIT 270 206,005
Extra Space Storage, Inc., REIT 607 87,875
Iron Mountain, Inc., REIT 839 67,699
Public Storage, REIT 455 124,593
SBA Communications Corp.,
Class
a
A, REIT 310 60,971
VICI Properties, Inc., Class
a
A,
REIT 2,974 85,384
Weyerhaeuser Co., REIT 2,098 63,003
1,220,514
Specialty Retail — 1.6%
AutoZone, Inc.* 50 138,497
Bath & Body Works, Inc. 649 33,709
Best Buy Co., Inc. 551 46,736
CarMax, Inc.* 454 31,898
Home Depot, Inc. (The) 2,861 958,063
Lowe's Cos., Inc. 1,653 365,792
O'Reilly Automotive, Inc.* 170 163,754

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
120
ISPY
::
Investments
Shares Value
Common Stocks (continued)
Ross Stores, Inc. 968 $ 135,288
TJX Cos., Inc. (The) 3,277 337,859
Tractor Supply Co. 311 88,725
Ulta Beauty, Inc.* 140 55,313
2,355,634
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc. 41,724 8,021,439
Hewlett Packard Enterprise Co. 3,737 65,958
HP, Inc. 2,507 91,506
NetApp, Inc. 592 71,295
Seagate Technology Holdings
plc 560 52,214
Super Micro Computer, Inc.* 145 113,754
Western Digital Corp.* 932 70,170
8,486,336
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 74 80,950
Lululemon Athletica, Inc.* 330 102,957
NIKE, Inc., Class
a
B 3,499 332,580
Ralph Lauren Corp., Class
a
A 112 20,930
Tapestry, Inc. 659 28,660
566,077
Tobacco — 0.5%
Altria Group, Inc. 5,069 234,441
Philip Morris International, Inc. 4,462 452,358
686,799
Trading Companies & Distributors — 0.2%
Fastenal Co. 1,645 108,537
United Rentals, Inc. 193 129,196
WW Grainger, Inc. 127 117,026
354,759
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 560 73,231
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 1,501 262,615
Total Common Stocks
(Cost $122,487,480)
127,330,173
Investments
Principal
Amount Value
Short-Term Investments — 1 .9%
Repurchase Agreements (b) — 1 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,795,157
(Cost $2,793,920) $ 2,793,920 $ 2,793,920
Total Investments — 87.3%
(Cost $125,281,400) 130,124,093
Other assets less liabilities — 12.7% 18,947,589
Net Assets — 100.0% $ 149,071,682
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ —
Federal income tax cost $ 130,078,554

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
121
ISPY
::
Futures Contracts Purchased
S&P 500
®
High Income ETF had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 78 6/21/2024 U.S. Dollar $ 20,652,450 $ 214,333
Swap Agreements
a
S&P 500
®
High Income ETF had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
147,804,626 12/11/2025
Goldman Sachs
International 0.00%
S&P 500 Daily
Covered Call Index (259,872) — 259,872 —
147,804,626 (259,872)
Total Unrealized
Depreciation
(259,872)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

S&P GLOBAL CORE BATTERY METALS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
122
ION
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .5%
Chemicals — 24.1%
Albemarle Corp. 730 $ 89,491
Arcadium Lithium plc*(a) 46,852 207,554
Ganfeng Lithium Group Co.
Ltd., Class
a
H(b) 21,881 60,296
Qinghai Salt Lake Industry Co.
Ltd., Class
a
A* 31,600 75,423
Tianqi Lithium Corp., Class
a
A 12,400 61,760
Zangge Mining Co. Ltd.,
Class
a
A 18,900 68,070
562,594
Construction & Engineering — 0.3%
Metallurgical Corp. of China
Ltd., Class
a
H 25,201 5,478
Electrical Equipment — 3.6%
Sociedad Quimica y Minera de
Chile SA, ADR 1,811 84,574
Metals & Mining — 65.0%
African Rainbow Minerals Ltd. 1,792 21,544
AMG Critical Materials NV 3,006 66,864
Aneka Tambang Tbk. 309,381 27,892
Anglo American Platinum Ltd. 460 14,951
Anglo American plc 1,790 57,331
BHP Group Ltd. 1,338 39,625
Boliden AB 720 25,095
China Nonferrous Mining Corp.
Ltd. 69,234 66,309
CMOC Group Ltd., Class
a
H 28,945 26,686
Eramet SA* 918 104,986
First Quantum Minerals Ltd. 4,749 61,011
Franco-Nevada Corp. 290 35,680
Glencore plc 7,370 45,148
IGO Ltd. 22,006 102,345
Impala Platinum Holdings Ltd. 1,969 10,085
Jervois Global Ltd.* 1,918,934 19,151
Jinchuan Group International
Resources Co. Ltd. 454,391 50,550
Karora Resources, Inc.* 14,085 57,148
Lundin Mining Corp. 5,974 68,684
Mineral Resources Ltd. 1,863 88,826
Northam Platinum Holdings Ltd. 993 6,857
Pacific Metals Co. Ltd.* 9,889 81,934
Pilbara Minerals Ltd. 39,251 98,978
POSCO Holdings, Inc., ADR 207 13,954
Sibanye Stillwater Ltd. 9,440 11,865
South32 Ltd. 27,654 73,046
Tibet Mineral Development Co.,
Class
a
A 27,900 78,493
Vale Indonesia Tbk. PT* 294,504 90,073
Vale SA, Class
a
B, ADR 2,471 29,776
Zhejiang Huayou Cobalt Co.
Ltd., Class
a
A 10,700 42,540
Zijin Mining Group Co. Ltd.,
Class
a
H 1,105 2,337
1,519,764
Investments
Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 6.5%
Sojitz Corp. 1,441 $ 37,604
Sumitomo Corp. 2,631 68,274
Toyota Tsusho Corp. 759 46,038
151,916
Total Common Stocks
(Cost $2,914,398)
2,324,326
Securities Lending Reinvestments (c) — 1 .9%
Investment Companies — 1 .9%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (d)
(Cost $45,105) 45,105 45,105
Total Investments — 101.4%
(Cost $2,959,503) 2,369,431
Liabilities in excess of other assets — (1.4%) (32,492)
Net Assets — 100.0% $ 2,336,939
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $42,971, collateralized in the form of cash with a value of $45,105 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $45,105.
(d) Rate shown is the 7-day yield as of May 31, 2024.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 189,060
Aggregate gross unrealized depreciation (792,634)
Net unrealized depreciation $ (603,574)
Federal income tax cost $ 2,973,005

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
123
ION
::
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
China 23 .0%
Australia 18 .1%
United States 12 .7%
Japan 10 .0%
Canada 9 .5%
Indonesia 5 .0%
United Kingdom 5 .0%
France 4 .5%
Chile 3 .6%
Netherlands 2 .9%
South Africa 2 .2%
Brazil 1 .3%
Sweden 1 .1%
South Korea 0 .6%
Other
a
0 .5%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO CLEANTECH ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
124
CTEX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Automobiles — 2.1%
Tesla, Inc.* 452 $ 80,492
Building Products — 2.3%
Gibraltar Industries, Inc.* 1,155 87,156
Construction & Engineering — 5.3%
Arcosa, Inc. 1,345 118,239
Valmont Industries, Inc. 328 82,459
200,698
Diversified Consumer Services — 2.2%
ADT, Inc. 11,479 81,616
Electric Utilities — 2.1%
Genie Energy Ltd., Class
a
B 5,204 79,413
Electrical Equipment — 44.5%
American Superconductor
Corp.* 5,529 106,046
Array Technologies, Inc.* 10,443 148,082
Ballard Power Systems, Inc.* 38,803 119,901
Bloom Energy Corp.,
Class
a
A*(a) 7,668 125,142
Fluence Energy, Inc., Class
a
A* 4,472 112,381
GE Vernova, Inc.* 708 124,537
Generac Holdings, Inc.* 752 110,702
NEXTracker, Inc., Class
a
A* 2,466 136,049
Plug Power, Inc.*(a) 37,669 125,438
Shoals Technologies Group,
Inc., Class
a
A* 17,062 134,278
SunPower Corp.* 42,344 141,429
Sunrun, Inc.* 9,693 140,161
TPI Composites, Inc.* 27,471 150,541
1,674,687
Electronic Equipment, Instruments & Components — 2.3%
Corning, Inc. 2,310 86,071
Independent Power and Renewable Electricity Producers — 10.5%
Altus Power, Inc., Class
a
A* 30,293 122,687
Ormat Technologies, Inc. 1,607 121,168
Sunnova Energy International,
Inc.*(a) 28,647 149,537
393,392
Machinery — 4.4%
Cummins, Inc. 295 83,110
Hyster-Yale, Inc. 1,129 81,954
165,064
Semiconductors & Semiconductor Equipment — 24.0%
Applied Materials, Inc. 383 82,376
Canadian Solar, Inc.*(a) 7,329 143,941
Daqo New Energy Corp., ADR* 6,071 136,719
Enphase Energy, Inc.* 1,041 133,144
First Solar, Inc.* 547 148,653
Investments
Shares Value
Common Stocks (continued)
JinkoSolar Holding Co. Ltd.,
ADR 4,755 $ 141,414
SolarEdge Technologies, Inc.* 2,393 117,233
903,480
Total Common Stocks
(Cost $5,194,310)
3,752,069
Securities Lending Reinvestments (b) — 13 .5%
Investment Companies — 13 .5%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $509,357) 509,357 509,357
Total Investments — 113.2%
(Cost $5,703,667) 4,261,426
Liabilities in excess of other assets — (13.2%) (497,940)
Net Assets — 100.0% $ 3,763,486
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $312,444, collateralized in the form of cash with a value of $509,357 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $112,300 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from July
30, 2024 – February 15, 2054. The total value of collateral is
$621,657.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $509,357.
(c) Rate shown is the 7-day yield as of May 31, 2024.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 512,788
Aggregate gross unrealized depreciation (1,957,761)
Net unrealized depreciation $ (1,444,973)
Federal income tax cost $ 5,706,399

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
125
CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 85 .3%
China 7 .4%
Canada 7 .0%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO SMART FACTORIES ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
126
MAKX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Electrical Equipment — 12.8%
Allient, Inc. 647 $ 17,534
Emerson Electric Co. 469 52,603
Rockwell Automation, Inc. 194 49,961
120,098
Electronic Equipment, Instruments & Components — 28.9%
Cognex Corp. 1,138 51,802
FARO Technologies, Inc.* 1,909 35,756
Hollysys Automation
Technologies Ltd.*(a) 2,241 47,442
Ouster, Inc.* 5,346 62,548
Sanmina Corp.* 556 38,108
Zebra Technologies Corp.,
Class
a
A* 112 34,982
270,638
Machinery — 12.3%
3D Systems Corp.* 12,876 45,323
Dover Corp. 195 35,845
Stratasys Ltd.* 3,889 33,679
114,847
Metals & Mining — 3.5%
POSCO Holdings, Inc., ADR 489 32,963
Semiconductors & Semiconductor Equipment — 16.9%
Ambarella, Inc.* 775 45,151
Applied Materials, Inc. 173 37,209
ON Semiconductor Corp.* 507 37,031
Tower Semiconductor Ltd.* 1,048 39,342
158,733
Software — 15.0%
Aspen Technology, Inc.* 266 56,033
Autodesk, Inc.* 246 49,594
PTC, Inc.* 201 35,424
141,051
Trading Companies & Distributors — 3.8%
Applied Industrial Technologies,
Inc. 185 35,705
Wireless Telecommunication Services — 6.5%
SK Telecom Co. Ltd., ADR 2,001 41,381
Turkcell Iletisim Hizmetleri A/S,
ADR 2,512 19,267
60,648
Total Common Stocks
(Cost $909,369)
934,683
Investments
Shares Value
Securities Lending Reinvestments (b) — 5 .1%
Investment Companies — 5 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $47,762) 47,762 $ 47,762
Total Investments — 104.8%
(Cost $957,131) 982,445
Liabilities in excess of other assets — (4.8%) (45,011)
Net Assets — 100.0% $ 937,434
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $46,595, collateralized in the form of cash with a value of $47,762 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $47,762.
(c) Rate shown is the 7-day yield as of May 31, 2024.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 136,674
Aggregate gross unrealized depreciation (114,357)
Net unrealized appreciation $ 22,317
Federal income tax cost $ 960,128

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P KENSHO SMART FACTORIES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
127
MAKX
::
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 80 .5%
South Korea 7 .9%
China 5 .1%
Israel 4 .2%
Turkey 2 .0%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
128
REGL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Banks — 11.7%
Bank OZK 678,609 $ 28,420,145
Commerce Bancshares, Inc. 567,519 31,576,757
Cullen/Frost Bankers, Inc. 273,222 27,753,891
Prosperity Bancshares, Inc. 498,729 31,070,817
UMB Financial Corp. 373,421 30,784,827
United Bankshares, Inc. 904,289 29,335,135
178,941,572
Building Products — 2.3%
Carlisle Cos., Inc. 82,436 34,482,155
Capital Markets — 4.2%
Evercore, Inc., Class
a
A 159,461 32,361,015
SEI Investments Co. 466,721 31,601,679
63,962,694
Chemicals — 4.3%
RPM International, Inc. 289,889 32,496,557
Westlake Corp. 209,362 33,615,163
66,111,720
Commercial Services & Supplies — 1.9%
MSA Safety, Inc. 164,546 29,618,280
Consumer Staples Distribution & Retail — 2.2%
Casey's General Stores, Inc. 99,803 33,112,639
Containers & Packaging — 6.4%
AptarGroup, Inc. 223,120 32,952,593
Silgan Holdings, Inc. 662,086 31,283,563
Sonoco Products Co. 557,105 34,189,534
98,425,690
Electric Utilities — 4.3%
OGE Energy Corp. 921,884 33,464,389
Portland General Electric Co. 718,032 31,995,506
65,459,895
Electrical Equipment — 1.8%
Regal Rexnord Corp. 187,483 28,036,208
Food Products — 4.0%
Flowers Foods, Inc. 1,266,517 29,408,525
Lancaster Colony Corp. 167,346 31,042,683
60,451,208
Gas Utilities — 12.4%
National Fuel Gas Co. 582,081 33,271,750
New Jersey Resources Corp. 719,851 31,284,724
ONE Gas, Inc. 484,736 29,874,280
Southwest Gas Holdings, Inc. 419,454 32,545,436
Spire, Inc. 511,203 31,331,632
UGI Corp. 1,224,846 31,184,579
189,492,401
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 2.0%
Ryder System, Inc. 256,293 $ 31,131,911
Health Care Providers & Services — 1.8%
Chemed Corp. 50,722 28,118,755
Insurance — 14.4%
American Financial Group, Inc. 241,079 31,318,573
Erie Indemnity Co., Class
a
A 81,076 29,384,375
Hanover Insurance Group, Inc.
(The) 234,199 30,897,874
Old Republic International
Corp. 1,031,683 32,786,886
RenaissanceRe Holdings Ltd. 142,028 32,362,500
RLI Corp. 214,533 31,317,527
Unum Group 603,791 32,520,183
220,587,918
Leisure Products — 2.0%
Polaris, Inc. 361,506 30,221,902
Machinery — 7.5%
Donaldson Co., Inc. 431,672 31,805,593
Graco, Inc. 349,311 28,206,863
Lincoln Electric Holdings, Inc. 130,418 25,608,879
Toro Co. (The) 360,839 28,935,679
114,557,014
Metals & Mining — 2.2%
Royal Gold, Inc. 259,699 33,290,815
Multi-Utilities — 4.2%
Black Hills Corp. 575,139 32,466,596
Northwestern Energy Group,
Inc. 619,828 32,206,263
64,672,859
Pharmaceuticals — 1.8%
Perrigo Co. plc 1,025,592 28,234,548
Residential REITs — 2.1%
Equity LifeStyle Properties, Inc.,
REIT 506,238 31,776,559
Retail REITs — 2.1%
NNN REIT, Inc., REIT 763,435 31,888,680
Specialty Retail — 2.1%
Williams-Sonoma, Inc. 109,693 32,164,182
Water Utilities — 2.1%
Essential Utilities, Inc. 862,391 32,538,012
Total Common Stocks
(Cost $1,387,558,950)
1,527,277,617

See accompanying notes to the financial statements.
MAY 31, 2024 :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
129
REGL
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $1,248,288
(Cost $1,247,736) $ 1,247,736 $ 1,247,736
Total Investments — 99.9%
(Cost $1,388,806,686) 1,528,525,353
Other assets less liabilities — 0.1% 2,066,337
Net Assets — 100.0% $ 1,530,591,690
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 195,954,968
Aggregate gross unrealized depreciation (68,542,685)
Net unrealized appreciation $ 127,412,283
Federal income tax cost $ 1,401,113,070

S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
130
TDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Communications Equipment — 5.4%
Cisco Systems, Inc. 146,768 $ 6,824,712
Motorola Solutions, Inc. 20,881 7,619,686
14,444,398
Electronic Equipment, Instruments & Components — 23.7%
Amphenol Corp., Class
a
A 64,368 8,520,392
Avnet, Inc. 151,990 8,298,654
Badger Meter, Inc. 40,111 7,739,819
CDW Corp. 30,073 6,724,924
Cognex Corp. 184,395 8,393,660
Corning, Inc. 226,790 8,450,196
Littelfuse, Inc. 31,275 8,025,165
TE Connectivity Ltd. 50,467 7,554,910
63,707,720
Financial Services — 10.5%
Cass Information Systems, Inc. 170,274 7,209,401
Jack Henry & Associates, Inc. 42,824 7,052,256
Mastercard, Inc., Class
a
A 15,569 6,960,433
Visa, Inc., Class
a
A(a) 26,279 7,159,977
28,382,067
IT Services — 4.8%
Accenture plc, Class
a
A 22,382 6,318,215
International Business
Machines Corp. 39,053 6,515,993
12,834,208
Professional Services — 7.7%
Broadridge Financial Solutions,
Inc. 36,682 7,364,645
CSG Systems International, Inc. 145,034 6,258,217
SS&C Technologies Holdings,
Inc. 116,604 7,235,278
20,858,140
Semiconductors & Semiconductor Equipment — 27.8%
Analog Devices, Inc. 38,674 9,068,666
Broadcom, Inc. 5,883 7,815,860
KLA Corp. 11,296 8,579,651
Lam Research Corp. 8,147 7,596,589
Microchip Technology, Inc. 86,826 8,442,092
Power Integrations, Inc. 112,760 8,570,888
QUALCOMM, Inc. 44,986 9,179,393
Skyworks Solutions, Inc. 73,790 6,837,381
Texas Instruments, Inc. 44,417 8,661,759
74,752,279
Software — 13.3%
Dolby Laboratories, Inc.,
Class
a
A 90,722 7,349,389
Intuit, Inc. 11,728 6,760,488
Microsoft Corp. 17,763 7,373,954
Oracle Corp. 61,727 7,233,787
Roper Technologies, Inc. 13,264 7,066,529
35,784,147
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. 42,988 $ 8,264,443
HP, Inc. 255,022 9,308,303
17,572,746
Total Common Stocks
(Cost $230,118,979)
268,335,705
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (b) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $414,317
(Cost $414,134) $ 414,134 414,134
Total Investments — 99.9%
(Cost $230,533,113) 268,749,839
Other assets less liabilities — 0.1% 267,336
Net Assets — 100.0% $ 269,017,175
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $2,971,449, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from July 30, 2024 – February 15,
2054. The total value of collateral is $3,018,849.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 43,314,959
Aggregate gross unrealized depreciation (5,449,824)
Net unrealized appreciation $ 37,865,135
Federal income tax cost $ 230,884,704

MAY 31, 2024 :: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
131
TINT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .5%
Aerospace & Defense — 4.6%
Hexcel Corp. 1,138 $ 78,374
Chemicals — 53.2%
Akzo Nobel NV 1,089 75,789
Arkema SA 710 72,224
Axalta Coating Systems Ltd.* 2,338 83,209
Cabot Corp. 780 79,794
Chemours Co. (The) 2,672 66,319
DuPont de Nemours, Inc. 990 81,338
Hansol Chemical Co. Ltd. 208 28,469
Huntsman Corp. 3,043 75,466
Ingevity Corp.* 667 32,583
Nissan Chemical Corp. 2,090 57,930
OCI Holdings Co. Ltd. 360 25,195
PPG Industries, Inc. 561 73,721
Sika AG (Registered) 253 76,516
Solvay SA 1,948 71,083
899,636
Electrical Equipment — 4.8%
NIDEC Corp. 1,609 80,242
Electronic Equipment, Instruments & Components — 10.6%
Corning, Inc. 2,330 86,816
LG Display Co. Ltd.* 9,169 65,760
SAES Getters SpA 309 8,952
Solus Advanced Materials Co.
Ltd. 1,288 16,615
178,143
Industrial Conglomerates — 4.7%
3M Co. 795 79,611
Metals & Mining — 3.4%
Constellium SE, Class
a
A* 2,654 57,512
Pharmaceuticals — 4.1%
Merck & Co., Inc. 556 69,800
Semiconductors & Semiconductor Equipment — 14.1%
Applied Materials, Inc. 359 77,214
Ferrotec Holdings Corp. 864 14,745
Himax Technologies, Inc., ADR 3,214 20,891
Innox Advanced Materials Co.
Ltd. 370 8,805
Jusung Engineering Co. Ltd. 885 20,934
LX Semicon Co. Ltd. 298 15,303
Universal Display Corp. 461 80,998
238,890
Total Common Stocks
(Cost $1,757,789)
1,682,208
Total Investments — 99.5%
(Cost $1,757,789) 1,682,208
Other assets less liabilities — 0.5% 8,708
Net Assets — 100.0% $ 1,690,916
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 156,884
Aggregate gross unrealized depreciation (235,310)
Net unrealized depreciation $ (78,426)
Federal income tax cost $ 1,760,634

See accompanying notes to the financial statements.
SMART MATERIALS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
132
TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 58 .3%
South Korea 10 .7%
Japan 9 .1%
France 7 .7%
Switzerland 4 .5%
Netherlands 4 .5%
Belgium 4 .2%
Italy 0 .5%
Other
a
0 .5%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2024 :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
133
SUPL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .3%
Air Freight & Logistics — 30.7%
CH Robinson Worldwide, Inc. 792 $ 68,405
DHL Group 1,803 75,632
Expeditors International of
Washington, Inc. 716 86,565
FedEx Corp. 325 82,537
GXO Logistics, Inc.* 804 40,385
InPost SA* 1,392 24,937
International Distribution
Services plc* 4,363 18,691
JD Logistics, Inc.*(a) 16,372 17,837
Mainfreight Ltd. 571 24,236
Nippon Express Holdings, Inc. 457 22,512
SG Holdings Co. Ltd. 2,022 20,417
United Parcel Service, Inc.,
Class
a
B 555 77,106
Yamato Holdings Co. Ltd. 1,651 18,918
ZTO Express Cayman, Inc.(b) 1,653 38,004
616,182
Commercial Services & Supplies — 4.5%
Brambles Ltd. 9,523 90,227
Ground Transportation — 38.3%
ArcBest Corp. 159 16,778
Aurizon Holdings Ltd. 11,914 29,171
Container Corp. of India Ltd. 1,910 24,595
CSX Corp. 2,573 86,839
Full Truck Alliance Co. Ltd.,
ADR 6,067 53,632
Knight-Swift Transportation
Holdings, Inc., Class
a
A 1,075 51,869
Landstar System, Inc. 245 44,597
Old Dominion Freight Line, Inc. 424 74,306
Rumo SA 8,389 31,489
RXO, Inc.* 790 16,124
Saia, Inc.* 182 74,525
TFI International, Inc. 559 73,965
Union Pacific Corp. 371 86,376
Werner Enterprises, Inc. 430 16,155
XPO, Inc.* 783 83,765
764,186
Hotels, Restaurants & Leisure — 4.4%
Amadeus IT Group SA 1,240 87,913
Marine Transportation — 21.3%
AP Moller - Maersk A/S,
Class
a
B 24 43,518
COSCO SHIPPING Holdings
Co. Ltd., Class
a
H 20,382 34,038
Evergreen Marine Corp. Taiwan
Ltd. 12,603 81,896
HMM Co. Ltd. 2,317 30,122
Kawasaki Kisen Kaisha Ltd.(b) 4,294 63,660
Kuehne + Nagel International
AG (Registered) 293 82,963
Matson, Inc. 235 30,127
Wan Hai Lines Ltd. 10,423 25,644
Investments
Shares Value
Common Stocks (continued)
Yang Ming Marine Transport
Corp. 15,957 $ 35,220
427,188
Transportation Infrastructure — 0.1%
Svitzer A/S* 48 1,882
Total Common Stocks
(Cost $1,913,450)
1,987,578
Securities Lending Reinvestments (c) — 1 .3%
Investment Companies — 1 .3%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (d)
(Cost $25,991) 25,991 25,991
Total Investments — 100.6%
(Cost $1,939,441) 2,013,569
Liabilities in excess of other assets — (0.6%) (11,501)
Net Assets — 100.0% $ 2,002,068
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $29,629, collateralized in the form of cash with a value of $25,991 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $5,221 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.88%, and maturity dates ranging from July 15, 2024
– November 15, 2052. The total value of collateral is $31,212.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $25,991.
(d) Rate shown is the 7-day yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 241,789
Aggregate gross unrealized depreciation (193,070)
Net unrealized appreciation $ 48,719
Federal income tax cost $ 1,964,850

See accompanying notes to the financial statements.
SUPPLY CHAIN LOGISTICS ETF :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
134
SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of May 31, 2024:
United States 49 .5%
Taiwan 7 .1%
Japan 6 .3%
Australia 6 .0%
Spain 4 .4%
Switzerland 4 .1%
Germany 3 .8%
Canada 3 .7%
China 3 .6%
Denmark 2 .3%
Brazil 1 .6%
South Korea 1 .5%
Netherlands 1 .2%
India 1 .2%
New Zealand 1 .2%
United Kingdom 0 .9%
Hong Kong 0 .9%
Other
a
0 .7%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 135
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

136 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners
ETF
Decline of the Retail
Store ETF
DJ Brookfield
Global
Infrastructure ETF
Equities for Rising
Rates ETF
Global Listed
Private Equity ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 7,083,717 $ 3,709,476 $ 137,343,582 $ 15,570,970 $ 10,881,064
Securities, at value
(a)
7,646,860 — 130,637,275 16,068,411 10,800,273
Repurchase Agreements, at value
— 3,709,476 350,655 13,128 72,291
Cash 18,164 — 10,805 — —
Foreign cash
(b)
958 — 31,023 — 15,917
Segregated cash balances with
custodian for swap agreements — 2,053,683 — — —
Dividends and interest receivable — 543 451,837 44,043 18,796
Receivable for security lending income 135 — 3,487 3 1
Receivable for investments sold — — 1,369,371 — 1,609
Receivable from Advisor — — — — 10,265
Reclaims receivable — — 52,981 — 30,286
Prepaid expenses — — — — 3,636
Total Assets
7,666,117 5,763,702 132,907,434 16,125,585 10,953,074
LIABILITIES:
Cash overdraft — — — — 9
Payable for investments purchased — — 1,346,729 — 20,304
Payable for cash collateral received
from securities loaned 916,389 — 813,090 — —
Payable to Advisor 3,496 2,525 49,768 5,526 —
Custodian fees payable — — — — 1,492
Administration fees payable — — — — 21,328
Trustee fees payable 35 39 871 131 58
Compliance services fees payable 21 55 810 195 51
Listing, Data and related fees payable — — — — 12,514
Professional fees payable — — — — 22,586
Unrealized depreciation on non-
exchange traded swap agreements — 1,674,424 — — —
Other liabilities — — — — 860
Total Liabilities
919,941 1,677,043 2,211,268 5,852 79,202
Commitments and contingencies
(Note 4)
NET ASSETS
$ 6,746,176 $ 4,086,659 $ 130,696,166 $ 16,119,733 $ 10,873,872
NET ASSETS CONSIST OF:
Paid in Capital $ 7,218,646 $ 36,830,578 $ 139,168,396 $ 23,363,240 $ 16,987,171
Distributable earnings (loss) (472,470) (32,743,919) (8,472,230) (7,243,507) (6,113,299)
NET ASSETS
$ 6,746,176 $ 4,086,659 $ 130,696,166 $ 16,119,733 $ 10,873,872
Shares (unlimited number of shares
authorized, no par value) 200,001 310,001 2,810,001 270,001 360,001
Net Asset Value $ 33.73 $ 13.18 $ 46.51 $ 59.70 $ 30.21
(a) Includes securities on loan valued at: $ 888,778 $ — $ 836,252 $ — $ —
(b) Cost of foreign cash: $ 969 $ — $ 30,901 $ — $ 15,855

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 137
PROSHARES TRUST
See accompanying notes to the financial statements.
Hedge Replication
ETF
High Yield-Interest
Rate Hedged
Inflation
Expectations ETF
Investment Grade-
Interest Rate
Hedged
K-1 Free Crude Oil
Strategy ETF
(b)
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 26,273,251 $ 139,235,609 $ 20,723,785 $ 281,182,547 $ 109,888,079
Securities, at value
(a)
23,800,804 131,884,652 4,982,484 278,694,057 —
Repurchase Agreements, at value
3,656,848 3,144,963 15,742,726 1,446,030 109,888,079
Cash — — 1 — 13,134,494
Segregated cash balances with
brokers for futures contracts 49,665 1,792,470 — 8,923,083 11,220,567
Segregated cash balances with
custodian for swap agreements 736,907 — 2,929,707 — —
Dividends and interest receivable 4,183 2,194,084 2,303 3,596,716 30,499
Receivable for security lending income — 2,018 — 580 —
Receivable for investments sold — 6,310,197 — 4,638,146 —
Receivable from Advisor 577 — 4,916 — —
Unrealized appreciation on non-
exchange traded swap agreements 298,857 — 797,675 — —
Prepaid expenses 4,776 — 4,776 — —
Total Assets
28,552,617 145,328,384 24,464,588 297,298,612 134,273,639
LIABILITIES:
Cash overdraft 1,366 24,848 — 101,125 —
Payable for investments purchased — 6,426,708 — — —
Payable for cash collateral received
from securities loaned 44 1,956,428 — 3,015,345 —
Payable to Advisor — 57,761 — 74,774 78,355
Custodian fees payable 50,174 — 387 — —
Administration fees payable 21,803 — 12,661 — —
Trustee fees payable 181 842 146 1,819 876
Compliance services fees payable 184 688 199 1,764 655
Listing, Data and related fees payable 14,081 — 8,804 — —
Professional fees payable 26,156 — 16,247 — —
Payable for variation margin on futures
contracts 2,145 214,172 — 829,828 861,941
Unrealized depreciation on non-
exchange traded swap agreements 516,003 — 2,397,330 — —
Other liabilities 1,426 — 1,377 — —
Total Liabilities
633,563 8,681,447 2,437,151 4,024,655 941,827
Commitments and contingencies
(Note 4)
NET ASSETS
$ 27,919,054 $ 136,646,937 $ 22,027,437 $ 293,273,957 $ 133,331,812
NET ASSETS CONSIST OF:
Paid in Capital $ 27,748,529 $ 173,225,930 $ 28,453,987 $ 322,371,815 $ 53,927,201
Distributable earnings (loss) 170,525 (36,578,993) (6,426,550) (29,097,858) 79,404,611
NET ASSETS
$ 27,919,054 $ 136,646,937 $ 22,027,437 $ 293,273,957 $ 133,331,812
Shares (unlimited number of shares
authorized, no par value) 565,000 2,125,001 660,001 3,800,001 2,884,034
Net Asset Value $ 49.41 $ 64.30 $ 33.37 $ 77.18 $ 46.23
(a) Includes securities on loan valued at: $ — $ 1,946,337 $ — $ 2,926,241 $ —
(b) Consolidated Statement of Assets and Liabilities.

138 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Large Cap Core
Plus
Long Online/Short
Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend Growers
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 331,905,233 $ 9,473,558 $ 9,866,152 $ 6,610,612 $ 72,674,290
Securities, at value
(a)
422,223,571 9,548,085 9,536,287 6,428,555 75,256,561
Repurchase Agreements, at value
3,591,575 376,206 595,311 — 173,276
Cash 1,912 — 2,399 14,513 —
Foreign cash
(b)
— — 3,387 — 124,477
Segregated cash balances with
custodian for swap agreements 6,036,662 2,367,265 302,842 — —
Dividends and interest receivable 491,487 4,858 8,598 1,574 369,173
Receivable for security lending income 22 22 707 2,045 36
Receivable for investments sold — 372,636 — — 3,717,625
Receivable from Advisor — — 8,251 — —
Reclaims receivable — — 1,313 117 550,212
Unrealized appreciation on non-
exchange traded swap agreements 11,696,631 178,829 66,869 — —
Unrealized appreciation on forward
foreign currency contracts – – 2,754 – –
Prepaid expenses — — 3,636 — —
Total Assets
444,041,860 12,847,901 10,532,354 6,446,804 80,191,360
LIABILITIES:
Payable for investments purchased — 374,543 247,638 — 3,844,529
Payable for cash collateral received
from securities loaned 263,577 — — 559,095 —
Payable to Advisor 164,757 6,055 — 2,854 33,582
Custodian fees payable — — 700 — —
Administration fees payable — — 21,328 — —
Trustee fees payable 2,694 80 67 35 539
Compliance services fees payable 2,296 110 93 35 506
Listing, Data and related fees payable — — 5,000 — —
Professional fees payable — — 16,151 — —
Unrealized depreciation on non-
exchange traded swap agreements 10,852,287 1,943,729 166,462 — —
Unrealized depreciation on
forward  foreign currency contracts — — 28,691 — —
Other liabilities — — 787 — —
Total Liabilities
11,285,611 2,324,517 486,917 562,019 3,879,156
Commitments and contingencies
(Note 4)
NET ASSETS
$ 432,756,249 $ 10,523,384 $ 10,045,437 $ 5,884,785 $ 76,312,204
NET ASSETS CONSIST OF:
Paid in Capital $ 299,762,461 $ 74,843,384 $ 9,728,324 $ 5,989,883 $ 81,290,679
Distributable earnings (loss) 132,993,788 (64,320,000) 317,113 (105,098) (4,978,475)
NET ASSETS
$ 432,756,249 $ 10,523,384 $ 10,045,437 $ 5,884,785 $ 76,312,204
Shares (unlimited number of shares
authorized, no par value) 7,230,000 255,001 250,001 140,001 1,990,001
Net Asset Value $ 59.86 $ 41.27 $ 40.18 $ 42.03 $ 38.35
(a) Includes securities on loan valued at: $ 253,136 $ — $ — $ 549,540 $ 896,142
(b) Cost of foreign cash: $ — $ — $ 3,350 $ — $ 124,279

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 139
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend Growers
ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100 Dorsey
Wright Momentum
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 12,635,861 $ 6,909,538 $ 7,908,330 $ 5,502,240 $ 8,871,443
Securities, at value
(a)
12,464,711 6,943,683 8,279,822 6,380,408 12,087,898
Repurchase Agreements, at value
299,967 13,615 32,511 — 18,858
Cash — — 1,748 1,530 —
Foreign cash
(b)
3,324 16,622 3,381 1,175 —
Dividends and interest receivable 11,412 22,856 8,291 4,951 6,528
Receivable for security lending income — 6 — 334 —
Receivable for investments sold 1,039,426 290,761 1,539,313 — —
Reclaims receivable — 66,418 17,928 — —
Total Assets
13,818,840 7,353,961 9,882,994 6,388,398 12,113,284
LIABILITIES:
Payable for investments purchased 897,609 303,918 1,584,705 — —
Payable for cash collateral received
from securities loaned — — — 197,416 —
Payable to Advisor 6,512 3,284 3,153 3,013 6,050
Trustee fees payable 84 52 53 29 76
Compliance services fees payable 85 49 57 17 64
Due to Authorized Participant 323,355 — — — —
Other liabilities 55,040
(c)
— 203
(d)
— —
Total Liabilities
1,282,685 307,303 1,588,171 200,475 6,190
Commitments and contingencies
(Note 4)
NET ASSETS
$ 12,536,155 $ 7,046,658 $ 8,294,823 $ 6,187,923 $ 12,107,094
NET ASSETS CONSIST OF:
Paid in Capital $ 18,967,682 $ 8,077,002 $ 15,073,628 $ 5,612,383 $ 15,898,513
Distributable earnings (loss) (6,431,527) (1,030,344) (6,778,805) 575,540 (3,791,419)
NET ASSETS
$ 12,536,155 $ 7,046,658 $ 8,294,823 $ 6,187,923 $ 12,107,094
Shares (unlimited number of shares
authorized, no par value) 285,001 145,001 200,001 125,001 280,001
Net Asset Value $ 43.99 $ 48.60 $ 41.47 $ 49.50 $ 43.24
(a) Includes securities on loan valued at: $ — $ — $ — $ 466,994 $ —
(b) Cost of foreign cash: $ 3,317 $ 16,587 $ 3,374 $ 1,168 $ —
(c) Relates to payable for deferred India capital gains tax of $55,040.
(d) Relates to payable for deferred Thailand capital gains tax of $203.

140 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Nasdaq-100 High
Income ETF On-Demand ETF Online Retail ETF Pet Care ETF
Russell 2000
Dividend Growers
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 19,870,622 $ 914,446 $ 102,761,732 $ 81,594,149 $ 729,699,029
Securities, at value
(a)
19,743,555 697,845 102,102,228 71,959,066 766,862,097
Repurchase Agreements, at value
492,097 — 78,274 61,649 822,031
Cash — 4,164 — — —
Foreign cash
(b)
— 129 — 1,545 —
Segregated cash balances with
brokers for futures contracts 155,760 — — — —
Segregated cash balances with
custodian for swap agreements 2,330,000 — — — —
Dividends and interest receivable 11,428 319 49,691 47,102 1,312,058
Receivable for security lending income — — 453 6,271 34,398
Receivable for investments sold 165,522 — 3,844,597 — 1,865,247
Reclaims receivable — — — 200,251 —
Unrealized appreciation on non-
exchange traded swap agreements 2,152 — — — —
Total Assets
22,900,514 702,457 106,075,243 72,275,884 770,895,831
LIABILITIES:
Cash overdraft — — — 9 —
Payable for investments purchased 7,299 — 3,862,692 — —
Payable for capital shares redeemed — — — — 1,906,055
Payable for cash collateral received
from securities loaned — — 3,376,300 1,220,458 7,567,973
Payable to Advisor 9,454 347 49,310 28,807 260,908
Trustee fees payable 57 4 628 464 4,922
Compliance services fees payable 5 4 619 501 4,495
Payable for variation margin on futures
contracts 2,480 — — — —
Other liabilities — 3,756
(c)
— 21,765
(d)
—
Total Liabilities
19,295 4,111 7,289,549 1,272,004 9,744,353
Commitments and contingencies
(Note 4)
NET ASSETS
$ 22,881,219 $ 698,346 $ 98,785,694 $ 71,003,880 $ 761,151,478
NET ASSETS CONSIST OF:
Paid in Capital $ 22,649,387 $ 1,582,667 $ 459,474,419 $ 155,134,166 $ 783,277,096
Distributable earnings (loss) 231,832 (884,321) (360,688,725) (84,130,286) (22,125,618)
NET ASSETS
$ 22,881,219 $ 698,346 $ 98,785,694 $ 71,003,880 $ 761,151,478
Shares (unlimited number of shares
authorized, no par value) 560,001 25,001 2,440,001 1,325,001 11,980,001
Net Asset Value $ 40.86 $ 27.93 $ 40.49 $ 53.59 $ 63.54
(a) Includes securities on loan valued at: $ — $ — $ 3,390,516 $ 1,518,763 $ 7,777,162
(b) Cost of foreign cash: $ — $ 129 $ — $ 1,531 $ —
(c) Relates to payable for deferred India capital gains tax of $3,756.
(d) Relates to payable for deferred Thailand capital gains tax of $21,765.

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 141
PROSHARES TRUST
See accompanying notes to the financial statements.
Russell U.S.
Dividend Growers
ETF
S&P 500
®
Dividend
Aristocrats ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
S&P 500
®
Ex-Health
Care ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 7,907,926 $ 10,340,672,925 $ 40,385,269 $ 49,174,201 $ 16,260,708
Securities, at value
(a)
7,441,699 11,787,257,040 50,756,025 60,306,420 20,765,658
Repurchase Agreements, at value
9,711 2,530,868 48,731 81,415 23,041
Cash 1 950 — — 67
Dividends and interest receivable 17,387 22,783,378 50,654 72,871 23,416
Receivable for security lending income — 5,977 1 1 —
Receivable for investments sold — 198,987,476 — — —
Total Assets
7,468,798 12,011,565,689 50,855,411 60,460,707 20,812,182
LIABILITIES:
Cash overdraft — — 37 — —
Payable for investments purchased — 189,320,606 — — —
Payable for capital shares redeemed — 9,807,981 — — —
Payable for cash collateral received
from securities loaned — — 9,425 12,824 4,275
Payable to Advisor 2,296 3,539,012 3,812 4,552 1,576
Trustee fees payable 53 75,855 307 358 127
Compliance services fees payable 55 64,198 218 234 92
Total Liabilities
2,404 202,807,652 13,799 17,968 6,070
Commitments and contingencies
(Note 4)
NET ASSETS
$ 7,466,394 $ 11,808,758,037 $ 50,841,612 $ 60,442,739 $ 20,806,112
NET ASSETS CONSIST OF:
Paid in Capital $ 8,120,483 $ 10,584,449,617 $ 40,966,995 $ 45,053,684 $ 16,360,971
Distributable earnings (loss) (654,089) 1,224,308,420 9,874,617 15,389,055 4,445,141
NET ASSETS
$ 7,466,394 $ 11,808,758,037 $ 50,841,612 $ 60,442,739 $ 20,806,112
Shares (unlimited number of shares
authorized, no par value) 160,001 120,400,001 900,002 1,060,002 370,002
Net Asset Value $ 46.66 $ 98.08 $ 56.49 $ 57.02 $ 56.23
(a) Includes securities on loan valued at: $ — $ — $ 9,051 $ 12,316 $ 4,105

142 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-
Technology ETF
S&P 500
®
High
Income ETF
S&P Global Core
Battery Metals ETF
S&P Kensho
Cleantech ETF
S&P Kensho Smart
Factories ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 46,495,656 $ 125,281,400 $ 2,959,503 $ 5,703,667 $ 957,131
Securities, at value
(a)
52,681,242 127,330,173 2,369,431 4,261,426 982,445
Repurchase Agreements, at value
100,485 2,793,920 — — —
Cash 217 44,964 9,544 11,454 3,963
Foreign cash
(b)
— — 216 — —
Segregated cash balances with
brokers for futures contracts — 2,024,880 — — —
Segregated cash balances with
custodian for swap agreements — 14,900,000 — — —
Dividends and interest receivable 72,648 117,453 5,030 2,928 717
Receivable for security lending income — 1 — 942 14
Receivable for investments sold — — 1 932,304 —
Receivable for capital shares issued — 2,123,553 — — —
Reclaims receivable — — 863 — —
Receivable for variation margin on
futures contracts — 51,924 — — —
Total Assets
52,854,592 149,386,868 2,385,085 5,209,054 987,139
LIABILITIES:
Payable for investments purchased — — 1,828 934,478 1,471
Payable for cash collateral received
from securities loaned 13,751 — 45,105 509,357 47,762
Payable to Advisor 4,012 54,835 1,185 1,677 461
Trustee fees payable 320 401 15 26 6
Compliance services fees payable 205 78 13 30 5
Unrealized depreciation on non-
exchange traded swap agreements — 259,872 — — —
Total Liabilities
18,288 315,186 48,146 1,445,568 49,705
Commitments and contingencies
(Note 4)
NET ASSETS
$ 52,836,304 $ 149,071,682 $ 2,336,939 $ 3,763,486 $ 937,434
NET ASSETS CONSIST OF:
Paid in Capital $ 47,082,647 $ 145,705,048 $ 3,008,325 $ 6,867,362 $ 1,482,290
Distributable earnings (loss) 5,753,657 3,366,634 (671,386) (3,103,876) (544,856)
NET ASSETS
$ 52,836,304 $ 149,071,682 $ 2,336,939 $ 3,763,486 $ 937,434
Shares (unlimited number of shares
authorized, no par value) 630,001 3,510,001 75,001 150,001 25,001
Net Asset Value $ 83.87 $ 42.47 $ 31.16 $ 25.09 $ 37.50
(a) Includes securities on loan valued at: $ 13,206 $ — $ 42,971 $ 312,444 $ 46,595
(b) Cost of foreign cash: $ — $ — $ 212 $ — $ —

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 143
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P MidCap 400
®
Dividend Aristocrats
ETF
S&P Technology
Dividend Aristocrats
ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
ASSETS:
Securities and Repurchase Agreements, at cost
$ 1,388,806,686 $ 230,533,113 $ 1,757,789 $ 1,939,441
Securities, at value
(a)
1,527,277,617 268,335,705 1,682,208 2,013,569
Repurchase Agreements, at value
1,247,736 414,134 — —
Cash — — 4,129 7,168
Foreign cash
(b)
— — 310 1,009
Dividends and interest receivable 2,666,196 425,546 4,271 2,879
Receivable for security lending income — 333 — 59
Receivable for investments sold 20,416,327 4,324,095 — —
Reclaims receivable — — 849 5,388
Total Assets
1,551,607,876 273,499,813 1,691,767 2,030,072
LIABILITIES:
Cash overdraft 251 — — —
Payable for investments purchased 19,713,532 — — —
Payable for capital shares redeemed 757,346 4,374,261 — —
Payable for cash collateral received from securities loaned — — — 25,991
Payable to Advisor 526,617 105,407 832 971
Trustee fees payable 9,867 1,748 10 13
Compliance services fees payable 8,573 1,222 9 11
Other liabilities — — — 1,018
(c)
Total Liabilities
21,016,186 4,482,638 851 28,004
Commitments and contingencies
(Note 4)
NET ASSETS
$ 1,530,591,690 $ 269,017,175 $ 1,690,916 $ 2,002,068
NET ASSETS CONSIST OF:
Paid in Capital $ 1,358,544,268 $ 229,623,859 $ 2,112,472 $ 2,004,475
Distributable earnings (loss) 172,047,422 39,393,316 (421,556) (2,407)
NET ASSETS
$ 1,530,591,690 $ 269,017,175 $ 1,690,916 $ 2,002,068
Shares (unlimited number of shares authorized, no par
value) 20,210,001 3,690,001 50,001 50,001
Net Asset Value $ 75.73 $ 72.90 $ 33.82 $ 40.04
(a) Includes securities on loan valued at: $ — $ 2,971,449 $ — $ 29,629
(b) Cost of foreign cash: $ — $ — $ 308 $ 1,006
(c) Relates to payable for deferred India capital gains tax of $1,018.

144 :: FOR THE PERIODS ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
STATEMENTS OF OPERATIONS

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2024 :: 145
PROSHARES TRUST
See accompanying notes to the financial statements
Big Data Refiners
ETF
Decline of the
Retail Store ETF
DJ Brookfield
Global
Infrastructure
ETF
Equities for
Rising Rates ETF
Global Listed
Private Equity
ETF
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ 8,362 $ — $ 5,401,390 $ 689,149 $ 637,226
Interest — 385,702 27,771 2,475 4,573
Securities lending income (Note 2) 856 — 56,250 943 844
Foreign withholding tax on income (509) — (382,319) — (17,116)
Total Investment Income
8,709 385,702 5,103,092 692,567 625,527
EXPENSES:
Advisory fees (Note 4) 25,300 53,000 629,519 94,312 44,114
Management Services fees (Note 4) — — — — 8,823
Professional fees — — — — 24,191
Administration fees (Note 5) — — — — 77,485
Custodian fees (Note 6) — — — — 5,950
Printing and Shareholder reports — — — — 3,478
Listing, Data and related fees (Note 7) — — — — 35,407
Trustees fees (Note 8) 89 182 3,046 596 191
Compliance services fees (Note 4) 24 63 970 290 67
Other fees — — — — 4,981
Total Gross Expenses before fees waived and/or
reimbursed
25,413 53,245 633,535 95,198 204,687
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — — — (151,738)
Total Net Expenses
25,413 53,245 633,535 95,198 52,949
Net Investment Income (Loss)
(16,704) 332,457 4,469,557 597,369 572,578
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (216,681) — (614,525) 553,423 (752,457)
Expiration or closing of non-exchange traded swap
agreements — (871,769) — — —
In-kind redemptions of investments — — 4,238,916 1,282,279 (12,879)
Foreign currency transactions (21) — (4,972) — (150)
Net realized gain (loss)
(216,702) (871,769) 3,619,419 1,835,702 (765,486)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 1,042,059 — 4,329,404 6,276,790 2,074,384
Non-exchange traded swap agreements — (1,207,412) — — —
Foreign currency translations (4) — 3,320 — 1,042
Change in net unrealized appreciation/depreciation
1,042,055 (1,207,412) 4,332,724 6,276,790 2,075,426
Net realized and unrealized gain (loss)
825,353 (2,079,181) 7,952,143 8,112,492 1,309,940
Change in Net Assets Resulting from Operations
$ 808,649 $ (1,746,724) $ 12,421,700 $ 8,709,861 $ 1,882,518

146 :: FOR THE PERIODS ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
A
Hedge
Replication ETF
High Yield-
Interest Rate
Hedged
Inflation
Expectations
ETF
Investment
Grade-Interest
Rate Hedged
K-1 Free Crude
Oil Strategy
ETF
(a)
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ 68,582 $ — $ — $ — $ —
Interest 1,348,678 8,615,236 1,435,389 16,086,740 5,534,525
Securities lending income (Note 2) — 20,499 — 10,597 —
Foreign withholding tax on income (164) — — — —
Total Investment Income
1,417,096 8,635,735 1,435,389 16,097,337 5,534,525
EXPENSES:
Advisory fees (Note 4) 230,091 615,312 163,152 874,765 799,159
Management Services fees (Note 4) 30,678 — 29,664 — —
Professional fees (18,168) — 18,599 — —
Administration fees (Note 5) 79,385 — 43,260 — —
Custodian fees (Note 6) 166,162 — 1,623 — —
Printing and Shareholder reports 3,084 — 1,351 — —
Listing, Data and related fees (Note 7) 98,982 — 27,738 — —
Trustees fees (Note 8) 667 2,624 655 6,269 2,585
Compliance services fees (Note 4) 227 832 247 2,365 750
Futures Commission Merchant fees — — — — 46,713
Other fees 5,515 — 5,627 — —
Total Gross Expenses before fees waived and/or
reimbursed
596,623 618,768 291,916 883,399 849,207
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (305,152) — (202,924) — —
Total Net Expenses
291,471 618,768 88,992 883,399 849,207
Net Investment Income (Loss)
1,125,625 8,016,967 1,346,397 15,213,938 4,685,318
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 189,440 (3,752,256) — (6,490,851) —
Expiration or closing of futures contracts (54,073) 4,935,114 — 20,705,466 6,921,298
Expiration or closing of non-exchange traded swap
agreements 172,472 — 2,337,313 — —
In-kind redemptions of investments — (169,475) — 1,244,712 —
Net realized gain (loss)
307,839 1,013,383 2,337,313 15,459,327 6,921,298
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 722,467 8,800,039 1,425 2,620,749 —
Futures contracts 35,262 462,886 — 4,544,761 8,519,947
Non-exchange traded swap agreements (98,402) — (2,230,225) — —
Change in net unrealized appreciation/depreciation
659,327 9,262,925 (2,228,800) 7,165,510 8,519,947
Net realized and unrealized gain (loss)
967,166 10,276,308 108,513 22,624,837 15,441,245
Change in Net Assets Resulting from Operations
$ 2,092,791 $ 18,293,275 $ 1,454,910 $ 37,838,775 $ 20,126,563
(a) Consolidated Statement of Operations.

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2024 :: 147
PROSHARES TRUST
See accompanying notes to the financial statements
Large Cap Core
Plus
Long Online/
Short Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend
Growers ETF
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ 6,412,593 $ 140,361 $ 116,843 $ 51,603 $ 2,492,786
Interest 287,793 28,875 270,493 — 14,259
Securities lending income (Note 2) 2,693 8,398 9,285 31,382 6,873
Foreign withholding tax on income (3,531) — (2,582) (431) (197,435)
Total Investment Income
6,699,548 177,634 394,039 82,554 2,316,483
EXPENSES:
Advisory fees (Note 4) 1,822,947 122,508 105,632 35,325 440,595
Management Services fees (Note 4) — — 14,084 — —
Professional fees — — 18,423 — —
Administration fees (Note 5) — — 77,485 — —
Custodian fees (Note 6) — — 2,390 — —
Listing, Data and related fees (Note 7) — — 35,399 — —
Trustees fees (Note 8) 8,641 419 306 131 1,905
Compliance services fees (Note 4) 2,770 130 145 42 614
Excise tax — — — 11 —
Other fees — — 4,498 — —
Total Gross Expenses before fees waived and/or
reimbursed
1,834,358 123,057 258,362 35,509 443,114
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — (152,717) — —
Total Net Expenses
1,834,358 123,057 105,645 35,509 443,114
Net Investment Income (Loss)
4,865,190 54,577 288,394 47,045 1,873,369
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 10,589,863 (2,077,932) 198,388 214,746 (2,417,285)
Expiration or closing of non-exchange traded swap
agreements 19,601,120 1,692,549 798 — —
In-kind redemptions of investments 21,552,565 2,872,740 — 807,261 2,925,861
Foreign currency transactions — — (50) — (25,888)
Settlement of forward foreign currency contracts — — 7,519 — —
Net realized gain (loss)
51,743,548 2,487,357 206,655 1,022,007 482,688
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 49,495,114 4,193,739 778,664 (39,412) 2,886,832
Non-exchange traded swap agreements (8,940,213) (2,822,231) (303,553) — —
Forward foreign currency contracts — — (46,566) — —
Foreign currency translations — — 78 — 19,495
Change in net unrealized appreciation/depreciation
40,554,901 1,371,508 428,623 (39,412) 2,906,327
Net realized and unrealized gain (loss)
92,298,449 3,858,865 635,278 982,595 3,389,015
Change in Net Assets Resulting from Operations
$ 97,163,639 $ 3,913,442 $ 923,672 $ 1,029,640 $ 5,262,384

148 :: FOR THE PERIODS ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend
Growers ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100
Dorsey Wright
Momentum ETF
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ 416,225 $ 216,622 $ 95,399 $ 26,224 $ 62,457
Interest 16,849 1,361 513 — 904
Securities lending income (Note 2) 516 1,785 — 5,551 —
Foreign withholding tax on income (41,855) (23,218) (4,339) (2,318) (170)
Total Investment Income
391,735 196,550 91,573 29,457 63,191
EXPENSES:
Advisory fees (Note 4) 86,961 46,617 37,773 20,439 65,099
Trustees fees (Note 8) 315 183 179 72 239
Compliance services fees (Note 4) 103 62 81 20 82
Excise tax — — — — 70
Total Expenses
87,379 46,862 38,033 20,531 65,490
Net Investment Income (Loss)
304,356 149,688 53,540 8,926 (2,299)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (1,090,806)
(a)
(212,005) (242,058)
(b)
(99,022) 405,625
In-kind redemptions of investments 34,546 418,336 — — 478,770
Foreign currency transactions (4,939) (917) 140 (824) —
Net realized gain (loss)
(1,061,199) 205,414 (241,918) (99,846) 884,395
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 447,218
(c)
662,925 1,837,732
(d)
1,030,290 2,018,175
Foreign currency translations 1,046 1,948 (748) (112) —
Change in net unrealized appreciation/depreciation
448,264 664,873 1,836,984 1,030,178 2,018,175
Net realized and unrealized gain (loss)
(612,935) 870,287 1,595,066 930,332 2,902,570
Change in Net Assets Resulting from Operations
$ (308,579) $ 1,019,975 $ 1,648,606 $ 939,258 $ 2,900,271
(a) Net of India capital gains tax of $84,777.
(b) Net of India capital gains tax of $(9).
(c) Net of deferred India capital gain tax of $46,515.
(d) Net of deferred Thailand capital gains tax of $(203).

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2024 :: 149
PROSHARES TRUST
See accompanying notes to the financial statements
Nasdaq-100
High Income ETF On-Demand ETF Online Retail ETF Pet Care ETF
Russell 2000
Dividend
Growers ETF
March 18, 2024
*
through
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ 22,182 $ 1,994 $ 807,094 $ 773,543 $ 26,332,136
Interest 13,267 — — — 70,949
Securities lending income (Note 2) — 162 46,691 12,112 268,194
Foreign withholding tax on income (38) (98) — (22,005) —
Total Investment Income
35,411 2,058 853,785 763,650 26,671,279
EXPENSES:
Advisory fees (Note 4) 18,171 3,588 570,841 405,925 3,149,369
Trustees fees (Note 8) 58 13 2,107 1,769 16,870
Compliance services fees (Note 4) 5 5 932 669 5,395
Total Expenses
18,234 3,606 573,880 408,363 3,171,634
Net Investment Income (Loss)
17,177 (1,548) 279,905 355,287 23,499,645
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (21,327) (155,773)
(a)
(48,785,020) (33,029,959)
(b)
(3,188,896)
In-kind redemptions of investments — — 6,498,463 1,441,704 21,697,708
Foreign currency transactions — (96) — 15,620 —
Net realized gain (loss)
(21,327) (155,869) (42,286,557) (31,572,635) 18,508,812
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 365,030 309,311
(c)
74,392,236 39,899,822
(d)
67,312,755
Futures contracts 33,721 — — — —
Non-exchange traded swap agreements 2,152 — — — —
Foreign currency translations — 4 — 2,486 —
Change in net unrealized appreciation/depreciation
400,903 309,315 74,392,236 39,902,308 67,312,755
Net realized and unrealized gain (loss)
379,576 153,446 32,105,679 8,329,673 85,821,567
Change in Net Assets Resulting from Operations
$ 396,753 $ 151,898 $ 32,385,584 $ 8,684,960 $ 109,321,212
* Commencement of investment operations.
(a) Net of India capital gains tax of $451.
(b) Net of Thailand capital gains tax of $2,652.
(c) Net of deferred India capital gain tax of $(3,542).
(d) Net of deferred Thailand capital gains tax of $(21,765).

150 :: FOR THE PERIODS ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Russell U.S.
Dividend
Growers ETF
S&P 500
®
Dividend
Aristocrats ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
S&P 500
®
Ex-
Health Care ETF
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ 257,827 $ 285,749,051 $ 595,495 $ 684,700 $ 273,260
Interest 837 806,065 3,835 4,354 1,675
Securities lending income (Note 2) 259 196,352 542 787 89
Foreign withholding tax on income — — (169) (218) (84)
Total Investment Income
258,923 286,751,468 599,703 689,623 274,940
EXPENSES:
Advisory fees (Note 4) 32,169 40,392,091 54,163 62,512 23,894
Trustees fees (Note 8) 201 247,263 877 1,024 398
Compliance services fees (Note 4) 68 74,869 245 242 96
Total Gross Expenses before fees waived and/or
reimbursed
32,438 40,714,223 55,285 63,778 24,388
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — (17,764) (20,473) (7,835)
Total Net Expenses
32,438 40,714,223 37,521 43,305 16,553
Net Investment Income (Loss)
226,485 246,037,245 562,182 646,318 258,387
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 1,787 (194,230,669) (175,000) (134,047) (55,910)
In-kind redemptions of investments 379,429 282,784,864 227,363 1,459,950 484,381
Net realized gain (loss)
381,216 88,554,195 52,363 1,325,903 428,471
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 122,719 1,190,630,047 9,787,561 10,127,308 4,120,584
Change in net unrealized appreciation/depreciation
122,719 1,190,630,047 9,787,561 10,127,308 4,120,584
Net realized and unrealized gain (loss)
503,935 1,279,184,242 9,839,924 11,453,211 4,549,055
Change in Net Assets Resulting from Operations
$ 730,420 $ 1,525,221,487 $ 10,402,106 $ 12,099,529 $ 4,807,442

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2024 :: 151
PROSHARES TRUST
See accompanying notes to the financial statements
S&P 500
®
Ex-
Technology ETF
S&P 500
®
High
Income ETF
S&P Global Core
Battery Metals
ETF
S&P Kensho
Cleantech ETF
S&P Kensho
Smart Factories
ETF
Year Ended
May 31, 2024
December 18,
2023
*
through
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ 761,836 $ 337,992 $ 66,416 $ 29,797 $ 6,770
Interest 3,895 68,842 — — —
Securities lending income (Note 2) 726 2 822 17,787 3,015
Foreign withholding tax on income — (48) (4,873) — (445)
Total Investment Income
766,457 406,788 62,365 47,584 9,340
EXPENSES:
Advisory fees (Note 4) 54,809 151,635 13,976 28,838 5,177
Trustees fees (Note 8) 894 464 53 108 19
Compliance services fees (Note 4) 215 78 15 34 7
Excise tax — 244 — — —
Total Gross Expenses before fees waived and/or
reimbursed
55,918 152,421 14,044 28,980 5,203
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (17,955) — — — —
Total Net Expenses
37,963 152,421 14,044 28,980 5,203
Net Investment Income (Loss)
728,494 254,367 48,321 18,604 4,137
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (411,405) (155,281) (144,406) (881,813) 41,322
Expiration or closing of futures contracts — 527,854 — — —
Expiration or closing of non-exchange traded swap
agreements — (73,989) — — —
In-kind redemptions of investments 946,370 52,783 — 2,231 —
Foreign currency transactions — — (1,325) — —
Net realized gain (loss)
534,965 351,367 (145,731) (879,582) 41,322
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 7,201,953 4,842,693 (177,007) (371,778) 31,718
Futures contracts — 214,333 — — —
Non-exchange traded swap agreements — (259,872) — — —
Foreign currency translations — — (9) — —
Change in net unrealized appreciation/depreciation
7,201,953 4,797,154 (177,016) (371,778) 31,718
Net realized and unrealized gain (loss)
7,736,918 5,148,521 (322,747) (1,251,360) 73,040
Change in Net Assets Resulting from Operations
$ 8,465,412 $ 5,402,888 $ (274,426) $ (1,232,756) $ 77,177
* Commencement of investment operations.

152 :: FOR THE PERIODS ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
S&P MidCap
400
®
Dividend
Aristocrats ETF
S&P Technology
Dividend
Aristocrats ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ 43,998,756 $ 4,082,162 $ 33,619 $ 76,880
Interest 168,533 21,857 — —
Securities lending income (Note 2) 7,238 3,880 115 153
Foreign withholding tax on income — — (2,817) (10,815)
Total Investment Income
44,174,527 4,107,899 30,917 66,218
EXPENSES:
Advisory fees (Note 4) 6,143,791 1,072,222 9,373 11,374
Trustees fees (Note 8) 32,881 5,033 34 42
Compliance services fees (Note 4) 9,911 1,336 11 13
Total Expenses
6,186,583 1,078,591 9,418 11,429
Net Investment Income (Loss)
37,987,944 3,029,308 21,499 54,789
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (32,981,631) (5,399,524) (6,689) 3,801
In-kind redemptions of investments 78,720,571 11,042,938 — —
Foreign currency transactions — — (649) (782)
Net realized gain (loss)
45,738,940 5,643,414 (7,338) 3,019
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
FROM:
Investments 136,333,824 34,642,542 144,057 178,931
(a)
Foreign currency translations — — (15) 169
Change in net unrealized appreciation/depreciation
136,333,824 34,642,542 144,042 179,100
Net realized and unrealized gain (loss)
182,072,764 40,285,956 136,704 182,119
Change in Net Assets Resulting from Operations
$ 220,060,708 $ 43,315,264 $ 158,203 $ 236,908
(a) Net of deferred India capital gain tax of $(1,018).

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 153
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

154 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners ETF Decline of the Retail Store ETF
DJ Brookfield Global Infrastructure
ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (16,704) $ (3,102) $ 332,457 $ 332,569 $ 4,469,557 $ 4,167,856
Net realized gain (loss) (216,702) (789,056) (871,769) 5,184 3,619,419 8,199,702
Change in net unrealized
appreciation/depreciation 1,042,055 1,051,707 (1,207,412) (1,121,640) 4,332,724 (23,189,801)
Change in net assets resulting
from operations 808,649 259,549 (1,746,724) (783,887) 12,421,700 (10,822,243)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— — (369,728) (187,532) (4,826,933) (4,680,554)
Total distributions — — (369,728) (187,532) (4,826,933) (4,680,554)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,246,550 612,992 5,587,668 19,500,440 20,996,027 72,305,501
Cost of shares redeemed — (598,980) (10,238,576) (17,754,425) (42,767,032) (64,912,191)
Change in net assets resulting
from capital transactions
3,246,550 14,012 (4,650,908) 1,746,015 (21,771,005) 7,393,310
Change in net assets 4,055,199 273,561 (6,767,360) 774,596 (14,176,238) (8,109,487)
NET ASSETS:
Beginning of period $ 2,690,977 $ 2,417,416 $ 10,854,019 $ 10,079,423 $ 144,872,404 $ 152,981,891
End of period $ 6,746,176 $ 2,690,977 $ 4,086,659 $ 10,854,019 $ 130,696,166 $ 144,872,404
SHARE TRANSACTIONS:
Beginning of period 100,001 100,001 650,001 625,001 3,290,001 3,050,001
Issued — — 360,000 1,225,000 — —
Issued in-kind 100,000 25,000 — — 470,000 1,640,000
Redeemed — (25,000) (700,000) (1,200,000) — —
Redemption in-kind — — — — (950,000) (1,400,000)
Shares outstanding, end of
period 200,001 100,001 310,001 650,001 2,810,001 3,290,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 155
PROSHARES TRUST
See accompanying notes to the financial statements.
Equities for Rising Rates ETF Global Listed Private Equity ETF Hedge Replication ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 597,369 $ 1,861,277 $ 572,578 $ 641,007 $ 1,125,625 $ 886,116
Net realized gain (loss) 1,835,702 (9,758,484) (765,486) (789,929) 307,839 (3,247,715)
Change in net unrealized
appreciation/depreciation 6,276,790 (5,988,481) 2,075,426 (415,578) 659,327 2,628,467
Change in net assets resulting
from operations 8,709,861 (13,885,688) 1,882,518 (564,500) 2,092,791 266,868
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(760,576) (2,031,654) (1,108,209) (384,382) (1,180,541) (368,969)
Total distributions (760,576) (2,031,654) (1,108,209) (384,382) (1,180,541) (368,969)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,054,340 13,955,232 2,048,990 — 488,245 5,696,634
Cost of shares redeemed (33,986,525) (63,865,822) (1,631,905) (3,562,196) (6,327,864) (16,609,967)
Change in net assets resulting
from capital transactions
(30,932,185) (49,910,590) 417,085 (3,562,196) (5,839,619) (10,913,333)
Change in net assets (22,982,900) (65,827,932) 1,191,394 (4,511,078) (4,927,369) (11,015,434)
NET ASSETS:
Beginning of period $ 39,102,633 $ 104,930,565 $ 9,682,478 $ 14,193,556 $ 32,846,423 $ 43,861,857
End of period $ 16,119,733 $ 39,102,633 $ 10,873,872 $ 9,682,478 $ 27,919,054 $ 32,846,423
SHARE TRANSACTIONS:
Beginning of period 860,001 1,930,001 350,001 480,001 685,000 915,000
Issued — — — — 10,000 120,000
Issued in-kind 50,000 260,000 70,000 — — —
Redeemed (230,000) (160,000) — — (130,000) (340,000)
Redemption in-kind (410,000) (1,170,000) (60,000) (130,000) — (10,000)
Shares outstanding, end of
period 270,001 860,001 360,001 350,001 565,000 685,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

156 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
High Yield-Interest Rate Hedged Inflation Expectations ETF
Investment Grade-Interest Rate
Hedged
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 8,016,967 $ 7,171,498 $ 1,346,397 $ 1,592,291 $ 15,213,938 $ 17,964,744
Net realized gain (loss) 1,013,383 (1,611,527) 2,337,313 (4,822,401) 15,459,327 (107,887,726)
Change in net unrealized
appreciation/depreciation 9,262,925 (2,733,003) (2,228,800) 2,796,236 7,165,510 103,796,289
Change in net assets resulting
from operations 18,293,275 2,826,968 1,454,910 (433,874) 37,838,775 13,873,307
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(8,005,622) (7,364,727) (1,484,901) (852,034) (15,289,961) (18,091,774)
Total distributions (8,005,622) (7,364,727) (1,484,901) (852,034) (15,289,961) (18,091,774)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 23,460,215 19,386,122 19,863,003 28,622,853 45,391,243 35,921,175
Cost of shares redeemed (7,814,001) (49,971,280) (35,307,694) (53,120,905) (92,677,725) (378,815,548)
Change in net assets resulting
from capital transactions
15,646,214 (30,585,158) (15,444,691) (24,498,052) (47,286,482) (342,894,373)
Change in net assets 25,933,867 (35,122,917) (15,474,682) (25,783,960) (24,737,668) (347,112,840)
NET ASSETS:
Beginning of period $ 110,713,070 $ 145,835,987 $ 37,502,119 $ 63,286,079 $ 318,011,625 $ 665,124,465
End of period $ 136,646,937 $ 110,713,070 $ 22,027,437 $ 37,502,119 $ 293,273,957 $ 318,011,625
SHARE TRANSACTIONS:
Beginning of period 1,875,001 2,400,001 1,150,001 1,930,001 4,450,001 9,350,001
Issued 25,000 — 580,000 860,000 125,000 75,000
Issued in-kind 350,000 325,000 — — 475,000 425,000
Redeemed — — (1,070,000) (1,640,000) (825,000) (925,000)
Redemption in-kind (125,000) (850,000) — — (425,000) (4,475,000)
Shares outstanding, end of
period 2,125,001 1,875,001 660,001 1,150,001 3,800,001 4,450,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 157
PROSHARES TRUST
See accompanying notes to the financial statements.
K-1 Free Crude Oil Strategy ETF
(a)
Large Cap Core Plus Long Online/Short Stores ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 4,685,318 $ 630,788 $ 4,865,190 $ 6,093,430 $ 54,577 $ (29,821)
Net realized gain (loss) 6,921,298 (6,028,301) 51,743,548 (8,761,505) 2,487,357 (18,829,606)
Change in net unrealized
appreciation/depreciation 8,519,947 (25,455,035) 40,554,901 (14,363,858) 1,371,508 16,954,049
Change in net assets resulting
from operations 20,126,563 (30,852,548) 97,163,639 (17,031,933) 3,913,442 (1,905,378)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(7,448,692) (8,306,944) (4,883,467) (5,817,785) (40,546) —
Tax return of capital — (768,229) — — — —
Total distributions (7,448,692) (9,075,173) (4,883,467) (5,817,785) (40,546) —
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 154,876,522 72,187,678 13,433,032 28,965,198 839,126 10,144,358
Cost of shares redeemed (120,286,911) (48,010,056) (77,531,737) (76,913,919) (15,977,943) (8,230,270)
Change in net assets resulting
from capital transactions
34,589,611 24,177,622 (64,098,705) (47,948,721) (15,138,817) 1,914,088
Change in net assets 47,267,482 (15,750,099) 28,181,467 (70,798,439) (11,265,921) 8,710
NET ASSETS:
Beginning of period $ 86,064,330 $ 101,814,429 $ 404,574,782 $ 475,373,221 $ 21,789,305 $ 21,780,595
End of period $ 133,331,812 $ 86,064,330 $ 432,756,249 $ 404,574,782 $ 10,523,384 $ 21,789,305
SHARE TRANSACTIONS:
Beginning of period 2,209,034 1,734,034 8,480,000 9,530,000 665,001 585,001
Issued 3,375,000 1,550,000 — — — —
Issued in-kind — — 230,000 620,000 20,000 320,000
Redeemed (2,700,000) (1,075,000) — — — —
Redemption in-kind — — (1,480,000) (1,670,000) (430,000) (240,000)
Shares outstanding, end of
period 2,884,034 2,209,034 7,230,000 8,480,000 255,001 665,001
(a) Consolidated Statement of Changes in Net Assets.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

158 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Merger ETF Metaverse ETF MSCI EAFE Dividend Growers ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 288,394 $ 240,709 $ 47,045 $ 33,602 $ 1,873,369 $ 1,810,689
Net realized gain (loss) 206,655 1,618,079 1,022,007 (842,016) 482,688 (6,875,075)
Change in net unrealized
appreciation/depreciation 428,623 (3,398,310) (39,412) 784,169 2,906,327 4,689,440
Change in net assets resulting
from operations 923,672 (1,539,522) 1,029,640 (24,245) 5,262,384 (374,946)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(272,433) (120,656) (46,015) (24,393) (2,195,967) (1,649,231)
Tax return of capital — — — (3,575) — —
Total distributions (272,433) (120,656) (46,015) (27,968) (2,195,967) (1,649,231)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 12,955,523 8,000,167 2,308,134 364,906 — 1,505,660
Cost of shares redeemed (16,981,113) (63,335,765) (3,602,093) (1,939,128) (19,940,275) (13,697,515)
Change in net assets resulting
from capital transactions
(4,025,590) (55,335,598) (1,293,959) (1,574,222) (19,940,275) (12,191,855)
Change in net assets (3,374,351) (56,995,776) (310,334) (1,626,435) (16,873,858) (14,216,032)
NET ASSETS:
Beginning of period $ 13,419,788 $ 70,415,564 $ 6,195,119 $ 7,821,554 $ 93,186,062 $ 107,402,094
End of period $ 10,045,437 $ 13,419,788 $ 5,884,785 $ 6,195,119 $ 76,312,204 $ 93,186,062
SHARE TRANSACTIONS:
Beginning of period 350,001 1,750,001 170,001 220,001 2,520,001 2,880,001
Issued in-kind 325,000 200,000 60,000 10,000 — 40,000
Redeemed (425,000) — — — — —
Redemption in-kind — (1,600,000) (90,000) (60,000) (530,000) (400,000)
Shares outstanding, end of
period 250,001 350,001 140,001 170,001 1,990,001 2,520,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 159
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging Markets Dividend
Growers ETF MSCI Europe Dividend Growers ETF MSCI Transformational Changes ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 304,356 $ 385,306 $ 149,688 $ 178,316 $ 53,540 $ 96,829
Net realized gain (loss) (1,061,199) (2,126,477) 205,414 (82,425) (241,918) (4,333,910)
Change in net unrealized
appreciation/depreciation 448,264 669,488 664,873 (178,139) 1,836,984 3,281,781
Change in net assets resulting
from operations (308,579) (1,071,683) 1,019,975 (82,248) 1,648,606 (955,300)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(261,452) (574,797) (173,874) (209,744) (65,246) (167,596)
Total distributions (261,452) (574,797) (173,874) (209,744) (65,246) (167,596)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 834,133 — — — —
Cost of shares redeemed (3,036,832) (468,495) (2,398,980) (4,847,643) (3,748,076) (18,093,991)
Change in net assets resulting
from capital transactions
(3,036,832) 365,638 (2,398,980) (4,847,643) (3,748,076) (18,093,991)
Change in net assets (3,606,863) (1,280,842) (1,552,879) (5,139,635) (2,164,716) (19,216,887)
NET ASSETS:
Beginning of period $ 16,143,018 $ 17,423,860 $ 8,599,537 $ 13,739,172 $ 10,459,539 $ 29,676,426
End of period $ 12,536,155 $ 16,143,018 $ 7,046,658 $ 8,599,537 $ 8,294,823 $ 10,459,539
SHARE TRANSACTIONS:
Beginning of period 355,001 345,001 195,001 315,001 300,001 850,001
Issued in-kind — 20,000 — — — —
Redeemed — — — — (100,000) —
Redemption in-kind (70,000) (10,000) (50,000) (120,000) — (550,000)
Shares outstanding, end of
period 285,001 355,001 145,001 195,001 200,001 300,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

160 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Nanotechnology ETF
Nasdaq-100 Dorsey Wright
Momentum ETF
Nasdaq-100 High
Income ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
March 18, 2024*
through  May 31,
2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 8,926 $ 10,471 $ (2,299) $ 32,884 $ 17,177
Net realized gain (loss) (99,846) (76,030) 884,395 (3,239,294) (21,327)
Change in net unrealized appreciation/
depreciation 1,030,178 331,631 2,018,175 2,288,019 400,903
Change in net assets resulting from
operations 939,258 266,072 2,900,271 (918,391) 396,753
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(9,541) (10,279) (6,003) (45,101) (164,921)
Tax return of capital — — — (2,911) —
Total distributions (9,541) (10,279) (6,003) (48,012) (164,921)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,455,595 — 1,090,454 999,860 22,649,387
Cost of shares redeemed — — (2,291,704) (8,096,165) —
Change in net assets resulting from capital
transactions
2,455,595 — (1,201,250) (7,096,305) 22,649,387
Change in net assets 3,385,312 255,793 1,693,018 (8,062,708) 22,881,219
NET ASSETS:
Beginning of period $ 2,802,611 $ 2,546,818 $ 10,414,076 $ 18,476,784 $ —
End of period $ 6,187,923 $ 2,802,611 $ 12,107,094 $ 10,414,076 $ 22,881,219
SHARE TRANSACTIONS:
Beginning of period 75,001 75,001 310,001 540,001 —
Issued 25,000 — — — 510,001
Issued in-kind 25,000 — 30,000 30,000 50,000
Redeemed — — — (50,000) —
Redemption in-kind — — (60,000) (210,000) —
Shares outstanding, end of
period 125,001 75,001 280,001 310,001 560,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 161
PROSHARES TRUST
See accompanying notes to the financial statements.
On-Demand ETF Online Retail ETF Pet Care ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (1,548) $ (3,157) $ 279,905 $ (369,681) $ 355,287 $ 507,991
Net realized gain (loss) (155,869) (413,805) (42,286,557) (290,076,876) (31,572,635) (46,892,346)
Change in net unrealized
appreciation/depreciation 309,315 422,833 74,392,236 252,120,952 39,902,308 22,751,401
Change in net assets resulting
from operations 151,898 5,871 32,385,584 (38,325,605) 8,684,960 (23,632,954)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(4,786) — (118,249) — (343,108) (609,533)
Total distributions (4,786) — (118,249) — (343,108) (609,533)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — — 8,373,642 71,190,880 — 1,291,293
Cost of shares redeemed — (541,263) (35,633,021) (260,190,392) (28,040,428) (59,734,610)
Change in net assets resulting
from capital transactions
— (541,263) (27,259,379) (188,999,512) (28,040,428) (58,443,317)
Change in net assets 147,112 (535,392) 5,007,956 (227,325,117) (19,698,576) (82,685,804)
NET ASSETS:
Beginning of period $ 551,234 $ 1,086,626 $ 93,777,738 $ 321,102,855 $ 90,702,456 $ 173,388,260
End of period $ 698,346 $ 551,234 $ 98,785,694 $ 93,777,738 $ 71,003,880 $ 90,702,456
SHARE TRANSACTIONS:
Beginning of period 25,001 50,001 3,190,001 9,210,001 1,900,001 3,050,001
Issued in-kind — — 250,000 2,080,000 — 25,000
Redeemed — — — (250,000) — —
Redemption in-kind — (25,000) (1,000,000) (7,850,000) (575,000) (1,175,000)
Shares outstanding, end of
period 25,001 25,001 2,440,001 3,190,001 1,325,001 1,900,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

162 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Russell 2000 Dividend Growers ETF Russell U.S. Dividend Growers ETF S&P 500
®
Dividend Aristocrats ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 23,499,645 $ 21,618,122 $ 226,485 $ 274,938 $ 246,037,245 $ 225,279,390
Net realized gain (loss) 18,508,812 (5,873,784) 381,216 278,754 88,554,195 (73,667,112)
Change in net unrealized
appreciation/depreciation 67,312,755 (79,258,110) 122,719 (825,470) 1,190,630,047 (433,873,050)
Change in net assets resulting
from operations 109,321,212 (63,513,772) 730,420 (271,778) 1,525,221,487 (282,260,772)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(22,978,730) (21,036,742) (231,308) (277,603) (248,908,554) (206,801,197)
Total distributions (22,978,730) (21,036,742) (231,308) (277,603) (248,908,554) (206,801,197)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 28,908,746 117,056,558 — 1,804,842 769,741,632 1,453,070,129
Cost of shares redeemed (130,930,833) (120,587,898) (3,660,897) (4,319,426) (968,741,422) (476,092,873)
Change in net assets resulting
from capital transactions
(102,022,087) (3,531,340) (3,660,897) (2,514,584) (198,999,790) 976,977,256
Change in net assets (15,679,605) (88,081,854) (3,161,785) (3,063,965) 1,077,313,143 487,915,287
NET ASSETS:
Beginning of period $ 776,831,083 $ 864,912,937 $ 10,628,179 $ 13,692,144 $ 10,731,444,894 $ 10,243,529,607
End of period $ 761,151,478 $ 776,831,083 $ 7,466,394 $ 10,628,179 $ 11,808,758,037 $ 10,731,444,894
SHARE TRANSACTIONS:
Beginning of period 13,690,001 13,860,001 240,001 290,001 122,450,001 111,400,001
Issued in-kind 470,000 1,890,000 — 40,000 8,200,000 16,350,000
Redemption in-kind (2,180,000) (2,060,000) (80,000) (90,000) (10,250,000) (5,300,000)
Shares outstanding, end of
period 11,980,001 13,690,001 160,001 240,001 120,400,001 122,450,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 163
PROSHARES TRUST
See accompanying notes to the financial statements.
tu
S&P 500
®
Ex-Energy ETF S&P 500
®
Ex-Financials ETF S&P 500
®
Ex-Health Care ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 562,182 $ 423,179 $ 646,318 $ 191,220 $ 258,387 $ 100,334
Net realized gain (loss) 52,363 (181,364) 1,325,903 (112,573) 428,471 28,935
Change in net unrealized
appreciation/depreciation 9,787,561 1,516,509 10,127,308 1,097,565 4,120,584 452,700
Change in net assets resulting
from operations 10,402,106 1,758,324 12,099,529 1,176,212 4,807,442 581,969
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(535,086) (386,369) (563,492) (131,457) (237,181) (77,399)
Total distributions (535,086) (386,369) (563,492) (131,457) (237,181) (77,399)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 6,626,283 10,470,377 17,227,739 29,027,110 1,928,995 12,666,956
Cost of shares redeemed (944,335) (2,441,509) (5,811,123) (861,105) (1,883,872) (845,635)
Change in net assets resulting
from capital transactions
5,681,948 8,028,868 11,416,616 28,166,005 45,123 11,821,321
Change in net assets 15,548,968 9,400,823 22,952,653 29,210,760 4,615,384 12,325,891
NET ASSETS:
Beginning of period $ 35,292,644 $ 25,891,821 $ 37,490,086 $ 8,279,326 $ 16,190,728 $ 3,864,837
End of period $ 50,841,612 $ 35,292,644 $ 60,442,739 $ 37,490,086 $ 20,806,112 $ 16,190,728
SHARE TRANSACTIONS:
Beginning of period 790,002
(b)
590,002
(b)
830,002
(b)
190,002
(b)
370,002
(b)
90,002
(b)
Issued in-kind 130,000
(b)
260,000
(b)
350,000
(b)
660,000
(b)
40,000
(b)
300,000
(b)
Redemption in-kind (20,000)
(b)
(60,000)
(b)
(120,000)
(b)
(20,000)
(b)
(40,000)
(b)
(20,000)
(b)
Shares outstanding, end of
period 900,002
(b)
790,002
(b)
1,060,002
(b)
830,002
(b)
370,002
(b)
370,002
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 14, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective April 10, 2024.

164 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-Technology ETF
S&P 500
®
High
Income ETF S&P Global Core Battery Metals ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
December
18, 2023*
through  May 31,
2024
Year Ended May
31, 2024
November
29, 2022*
through  May 31,
2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 728,494 $ 218,305 $ 254,367 $ 48,321 $ 35,904
Net realized gain (loss) 534,965 (203,905) 351,367 (145,731) (58,090)
Change in net unrealized appreciation/
depreciation 7,201,953 (354,947) 4,797,154 (177,016) (413,171)
Change in net assets resulting from
operations 8,465,412 (340,547) 5,402,888 (274,426) (435,357)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(628,528) (173,598) (2,036,254) (55,944) (4,970)
Total distributions (628,528) (173,598) (2,036,254) (55,944) (4,970)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 19,902,654 22,066,015 148,614,153 — 4,009,254
Cost of shares redeemed (5,112,718) (681,901) (2,909,105) — (901,618)
Change in net assets resulting from capital
transactions
14,789,936 21,384,114 145,705,048 — 3,107,636
Change in net assets 22,626,820 20,869,969 149,071,682 (330,370) 2,667,309
NET ASSETS:
Beginning of period $ 30,209,484 $ 9,339,515 $ — $ 2,667,309 $ —
End of period $ 52,836,304 $ 30,209,484 $ 149,071,682 $ 2,336,939 $ 2,667,309
SHARE TRANSACTIONS:
Beginning of period 440,001 130,001 — 75,001 —
Issued — — 3,220,001 — 100,001
Issued in-kind 260,000 320,000 360,000 — —
Redeemed — — (50,000) — —
Redemption in-kind (70,000) (10,000) (20,000) — (25,000)
Shares outstanding, end of
period 630,001 440,001 3,510,001 75,001 75,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 165
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P Kensho Cleantech ETF S&P Kensho Smart Factories ETF
S&P MidCap 400
®
Dividend
Aristocrats ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 18,604 $ (13,380) $ 4,137 $ 1,608 $ 37,987,944 $ 34,927,201
Net realized gain (loss) (879,582) (223,985) 41,322 (685,361) 45,738,940 47,432,948
Change in net unrealized
appreciation/depreciation (371,778) (387,417) 31,718 643,987 136,333,824 (156,613,306)
Change in net assets resulting
from operations (1,232,756) (624,782) 77,177 (39,766) 220,060,708 (74,253,157)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(8,329) — (5,452) (3,905) (36,754,850) (33,473,129)
Tax return of capital — — — (494) — —
Total distributions (8,329) — (5,452) (4,399) (36,754,850) (33,473,129)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 4,601,065 — — 186,701,604 783,558,585
Cost of shares redeemed (1,145,384) (882,108) — (1,513,019) (354,547,141) (265,927,220)
Change in net assets resulting
from capital transactions
(1,145,384) 3,718,957 — (1,513,019) (167,845,537) 517,631,365
Change in net assets (2,386,469) 3,094,175 71,725 (1,557,184) 15,460,321 409,905,079
NET ASSETS:
Beginning of period $ 6,149,955 $ 3,055,780 $ 865,709 $ 2,422,893 $ 1,515,131,369 $ 1,105,226,290
End of period $ 3,763,486 $ 6,149,955 $ 937,434 $ 865,709 $ 1,530,591,690 $ 1,515,131,369
SHARE TRANSACTIONS:
Beginning of period 200,001 100,001 25,001 75,001 22,650,001 15,360,001
Issued — — — — 1,900,000 —
Issued in-kind — 125,000 — — 670,000 11,200,000
Redeemed — — — (50,000) — —
Redemption in-kind (50,000) (25,000) — — (5,010,000) (3,910,000)
Shares outstanding, end of
period 150,001 200,001 25,001 25,001 20,210,001 22,650,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

166 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P Technology Dividend Aristocrats
ETF Smart Materials ETF Supply Chain Logistics ETF
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 3,029,308 $ 1,939,062 $ 21,499 $ 19,405 $ 54,789 $ 79,299
Net realized gain (loss) 5,643,414 3,682,373 (7,338) (219,118) 3,019 (67,847)
Change in net unrealized
appreciation/depreciation 34,642,542 3,233,200 144,042 (4,662) 179,100 (103,227)
Change in net assets resulting
from operations 43,315,264 8,854,635 158,203 (204,375) 236,908 (91,775)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(2,867,234) (1,844,774) (14,774) (16,168) (95,128) (53,681)
Total distributions (2,867,234) (1,844,774) (14,774) (16,168) (95,128) (53,681)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 105,256,297 99,181,739 — — — —
Cost of shares redeemed (48,642,681) (43,796,181) — — — —
Change in net assets resulting
from capital transactions
56,613,616 55,385,558 — — — —
Change in net assets 97,061,646 62,395,419 143,429 (220,543) 141,780 (145,456)
NET ASSETS:
Beginning of period $ 171,955,529 $ 109,560,110 $ 1,547,487 $ 1,768,030 $ 1,860,288 $ 2,005,744
End of period $ 269,017,175 $ 171,955,529 $ 1,690,916 $ 1,547,487 $ 2,002,068 $ 1,860,288
SHARE TRANSACTIONS:
Beginning of period 2,800,001 1,860,001 50,001 50,001 50,001 50,001
Issued in-kind 1,590,000 1,690,000 — — — —
Redemption in-kind (700,000) (750,000) — — — —
Shares outstanding, end of
period 3,690,001 2,800,001 50,001 50,001 50,001 50,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

FINANCIAL HIGHLIGHTS :: 167
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

168 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Big Data Refiners ETF
Year ended
May 31, 2024
$ 26.91 $ (0.12) $ 6.94 $ — $ 6.82 $ — $ — $ — $ — $ 33.73 25.35% 25.42% 0.58% 0.58% (0.38) % (0.38) % $ 6,746 33%
Year ended
May 31, 2023
24.17 (0.04) 2.78 — (h) 2.74 — — — — 26.91 11.32 11.23 0.58 0.58 (0.16) (0.16) 2,691 33
September 29,
2021
*
through
May 31, 2022
40.00 (0.12) (15.71) — (15.83) — — — — 24.17 (39.57) (39.43) 0.58 0.58 (0.51) (0.51) 2,417 25
Decline of the Retail Store ETF
Year ended
May 31, 2024
16.70 0.63 (3.46) — (2.83) (0.69) — — (0.69) 13.18 (17.33) (17.13) 0.65 0.65 4.08 4.08 4,087 —
Year ended
May 31, 2023
16.13 0.31 0.46 (i) — 0.77 (0.20) — — (0.20) 16.70 4.95 4.68 0.65 0.65 2.06 2.06 10,854 —
Year ended
May 31, 2022
16.50 (0.09) (0.28) — (0.37) — — — — 16.13 (2.25) (2.12) 0.65 0.65 (0.58) (0.58) 10,079 —
Year ended
May 31, 2021
34.39 (0.16) (17.73) — (17.89) — — — — 16.50 (52.02) (51.88) 0.65 0.65 (0.64) (0.64) 7,424 —
Year ended
May 31, 2020
39.55 0.03 (4.96) — (4.93) (0.21) — (0.02)# (0.23) 34.39 (12.50) (12.75) 0.66 0.66 0.07 0.07 36,107 —
*
Commencement of investment operations.

169 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
DJ Brookfield Global Infrastructure ETF
Year ended
May 31, 2024
$ 44.03 $ 1.42 $ 2.54 $ — $ 3.96 $ (1.48) $ — $ — $ (1.48) $ 46.51 9.18% 9.33% 0.45% 0.45% 3.19% 3.19% $ 130,696 10%
Year ended
May 31, 2023
50.16 1.22 (5.97) — (4.75) (1.38) — — (1.38) 44.03 (9.44) (9.64) 0.45 0.45 2.68 2.68 144,872 13
Year ended
May 31, 2022
46.63 1.16 3.94 — 5.10 (1.57) — — (1.57) 50.16 11.21 11.36 0.45 0.45 2.45 2.45 152,982 9
Year ended
May 31, 2021
40.64 1.07 6.19 — 7.26 (1.27) — — (1.27) 46.63 18.50 18.44 0.45 0.45 2.58 2.58 177,659 10
Year ended
May 31, 2020
43.97 0.97 (2.91) — (1.94) (1.39) — — (1.39) 40.64 (4.55) (4.74) 0.46 0.46 2.24 2.24 143,446 8
Equities for Rising Rates ETF
Year ended
May 31, 2024
45.47 1.16 14.54 — 15.70 (1.47) — — (1.47) 59.70 35.02 34.94 0.35 0.35 2.22 2.22 16,120 144
Year ended
May 31, 2023
54.37 1.32 (8.88) — (7.56) (1.34) — — (1.34) 45.47 (13.98) (12.59) 0.35 0.35 2.64 2.64 39,103 92
Year ended
May 31, 2022
50.02 1.21 4.02 — 5.23 (0.88) — — (0.88) 54.37 10.65 9.03 0.35 0.35 2.31 2.31 104,931 102
Year ended
May 31, 2021
29.05 0.94 20.75 — 21.69 (0.72) — — (0.72) 50.02 75.88 78.30 0.35 0.35 2.31 2.31 7,002 105
Year ended
May 31, 2020
37.88 0.88 (8.81) — (7.93) (0.90) — — (0.90) 29.05 (21.31) (22.29) 0.35 0.35 2.31 2.31 1,162 147

170 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Global Listed Private Equity ETF
Year ended
May 31, 2024
$ 27.66 $ 1.82 $ 4.23 $ — $ 6.05 $ (3.50) $ — $ — $ (3.50) $ 30.21 23.78% 24.18% 2.32% 0.60% 4.77% 6.49% $ 10,874 18%
Year ended
May 31, 2023
29.57 1.51 (2.46) — (0.95) (0.96) — — (0.96) 27.66 (2.95) (2.80) 1.95 0.60 4.23 5.59 9,682 13
Year ended
May 31, 2022
38.13 1.59 (5.83) — (4.24) (3.79) — (0.53)## (4.32) 29.57 (12.80) (12.87) 1.28 0.60 3.85 4.53 14,194 31
Year ended
May 31, 2021
25.82 1.60 12.97 — 14.57 (2.26) — — (2.26) 38.13 59.40 58.58 1.40 0.60 4.39 5.19 20,974 21
Year ended
May 31, 2020
33.60 1.62 (6.54) — (4.92) (2.86) — — (2.86) 25.82 (16.27) (15.67) 1.38 0.60 4.32 5.11 16,266 20
Hedge Replication ETF
Year ended
May 31, 2024
47.95 1.78 1.48 — 3.26 (1.80) — — (1.80) 49.41 6.94 7.03 1.94 0.95 2.67 3.67 27,919 57
Year ended
May 31, 2023
47.94 1.04 (0.59) — 0.45 (0.44) — — (0.44) 47.95 0.97 0.68 2.11 0.95 1.03 2.19 32,846 98
Year ended
May 31, 2022
52.16 (0.28) (3.94) — (4.22) — — — — 47.94 (8.10) (8.17) 1.82 0.95 (1.43) (0.56) 43,862 52
Year ended
May 31, 2021
45.13 (0.34) 7.37 — 7.03 — — — — 52.16 15.57 16.26 1.88 0.95 (1.62) (0.68) 44,071 72
Year ended
May 31, 2020
44.53 0.24 0.77 — 1.01 (0.39) — (0.02)# (0.41) 45.13 2.27 1.84 1.62 0.95 (0.16) 0.52 26,854 89

171 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
High Yield-Interest Rate Hedged
Year ended
May 31, 2024
$ 59.05 $ 4.06 $ 5.27 $ — (h) $ 9.33 $ (4.08) $ — $ — $ (4.08) $ 64.30 16.33% 16.45% 0.50% 0.50% 6.51% 6.51% $ 136,647 61%
Year ended
May 31, 2023
60.76 3.39 (1.64) — 1.75 (3.46) — — (3.46) 59.05 3.03 3.05 0.50 0.50 5.74 5.74 110,713 27
Year ended
May 31, 2022
62.62 2.73 (1.79) 0.02 0.96 (2.82) — — (2.82) 60.76 1.56 1.67 0.50 0.50 4.41 4.41 145,836 45
Year ended
May 31, 2021
58.74 2.96 4.05 — (h) 7.01 (3.13) — — (3.13) 62.62 12.22 12.22 0.50 0.50 4.83 4.83 108,019 55
Year ended
May 31, 2020
64.39 3.53 (5.52) — (1.99) (3.66) — — (3.66) 58.74 (3.32) (3.03) 0.51 0.51 5.62 5.62 76,360 52
Inflation Expectations ETF
Year ended
May 31, 2024
32.61 1.51 0.86 0.01 2.38 (1.62) — — (1.62) 33.37 7.56 8.09 0.98 0.30 3.85 4.54 22,027 —
Year ended
May 31, 2023
32.79 0.86 (0.54) 0.01 0.33 (0.51) — — (0.51) 32.61 1.05 0.77 0.86 0.30 2.06 2.62 37,502 —
Year ended
May 31, 2022
30.10 0.82 2.85 0.01 3.68 (0.99) — — (0.99) 32.79 12.65 12.00 0.98 0.31 2.00 2.67 63,286 —
Year ended
May 31, 2021
24.12 0.51 5.66 0.01 6.18 (0.20) — — (0.20) 30.10 25.70 25.40 1.70 0.30 0.44 1.84 44,247 60
Year ended
May 31, 2020
27.12 0.40 (2.86) 0.01 (2.45) (0.55) — — (0.55) 24.12 (9.16) (8.73) 1.13 0.30 0.72 1.56 7,719 21

172 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Investment Grade-Interest Rate Hedged
Year ended
May 31, 2024
$ 71.46 $ 3.90 $ 5.69 $ 0.02 $ 9.61 $ (3.89) $ — $ — $ (3.89) $ 77.18 13.78% 13.80% 0.30% 0.30% 5.22% 5.22% $ 293,274 62%
Year ended
May 31, 2023
71.14 2.96 0.34 0.01 3.31 (2.99) — — (2.99) 71.46 4.81 3.99 0.30 0.30 4.21 4.21 318,012 141
Year ended
May 31, 2022
76.25 1.93 (5.10) — (h) (3.17) (1.94) — — (1.94) 71.14 (4.21) (3.51) 0.30 0.30 2.60 2.60 665,124 24
Year ended
May 31, 2021
69.63 1.93 6.58 0.03 8.54 (1.92) — — (1.92) 76.25 12.40 12.19 0.30 0.30 2.59 2.59 724,383 22
Year ended
May 31, 2020
73.37 2.49 (3.66) — (h) (1.17) (2.57) — — (2.57) 69.63 (1.73) (1.26) 0.30 0.30 3.40 3.40 234,995 21
K-1 Free Crude Oil Strategy ETF
†
Year ended
May 31, 2024
38.96 1.73 8.20 — 9.93 (2.66) — — (2.66) 46.23 25.68 26.40 0.69 0.69 3.81 3.81 133,332 —
Year ended
May 31, 2023
58.72 0.31 (15.20) — (14.89) (4.50) — (0.37) (4.87) 38.96 (27.17) (27.88) 0.73 (p) 0.73 (p) 0.67 0.67 86,064 —
Year ended
May 31, 2022
59.06 (0.39) 31.17 — 30.78 (31.12) — — (31.12) 58.72 81.99 82.32 0.71 (n) 0.71 (n) (0.71) (0.71) 101,814 —
Year ended
May 31, 2021
33.68 (0.29) 25.67 — 25.38 — — — — 59.06 75.34 77.78 0.67 (m) 0.67 (m) (0.67) (0.67) 103,884 —
Year ended
May 31, 2020(j)
97.38 0.08 (62.88) — (62.80) (0.90) — — (0.90) 33.68 (65.09) (65.24) 0.66 0.65 0.15 0.16 76,091 206 (k)
†
Consolidated Financial Highlights.

173 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Large Cap Core Plus
Year ended
May 31, 2024
$ 47.71 $ 0.65 $ 12.15 $ — $ 12.80 $ (0.65) $ — $ — $ (0.65) $ 59.86 26.99% 26.55% 0.45% 0.45% 1.20% 1.20% $ 432,756 57%
Year ended
May 31, 2023
49.88 0.66 (2.21) — (1.55) (0.62) — — (0.62) 47.71 (3.02) (2.90) 0.45 0.45 1.41 1.41 404,575 54
Year ended
May 31, 2022(o)
48.48 0.50 1.36 — 1.86 (0.46) — — (0.46) 49.88 3.79 3.87 0.45 0.45 0.96 0.96 475,373 53
Year ended
May 31, 2021(o)
35.06 0.45 13.45 — 13.90 (0.48) — — (0.48) 48.48 39.97 39.77 0.45 0.45 1.10 1.10 481,904 58
Year ended
May 31, 2020(o)
33.26 0.53 1.86 — 2.39 (0.59) — — (0.59) 35.06 7.26 7.49 0.46 0.46 1.49 1.49 412,340 57
Long Online/Short Stores ETF
Year ended
May 31, 2024
32.77 0.11 8.54 — 8.65 (0.15) — — (0.15) 41.27 26.42 26.29 0.65 0.65 0.29 0.29 10,523 95
Year ended
May 31, 2023
37.23 (0.06) (4.40) — (4.46) — — — — 32.77 (11.99) (11.60) 0.65 0.65 (0.19) (0.19) 21,789 107
Year ended
May 31, 2022
78.80 0.08 (41.65) — (41.57) — — — — 37.23 (52.75) (52.96) 0.65 0.65 0.13 0.13 21,781 124
Year ended
May 31, 2021
68.72 1.17(l) 10.14 — 11.31 (1.23) — — (1.23) 78.80 16.23 16.41 0.65 0.65 1.36 (l) 1.36 (l) 100,467 77
Year ended
May 31, 2020
51.09 (0.17) 17.80 — 17.63 — — — — 68.72 34.52 34.29 0.65 0.65 (0.31) (0.31) 183,132 89

174 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Merger ETF
Year ended
May 31, 2024
$ 38.34 $ 0.81 $ 1.91 $ 0.01 $ 2.73 $ (0.89) $ — $ — $ (0.89) $ 40.18 7.15% 7.13% 1.83% 0.75% 0.96% 2.05% $ 10,045 283%
Year ended
May 31, 2023
40.24 0.37 (1.98) — (1.61) (0.29) — — (0.29) 38.34 (4.01) (4.60) 1.45 0.75 0.23 0.93 13,420 235
Year ended
May 31, 2022
40.82 0.05 (0.48) — (0.43) (0.15) — — (0.15) 40.24 (1.07) (0.90) 1.19 0.75 (0.31) 0.13 70,416 262
Year ended
May 31, 2021
37.64 0.26 3.01 — 3.27 (0.09) — — (0.09) 40.82 8.72 8.91 1.68 0.75 (0.27) 0.65 42,863 315
Year ended
May 31, 2020
37.24 0.01 0.69 — 0.70 (0.30) — — (0.30) 37.64 1.86 1.52 3.49 0.75 (2.73) 0.02 7,527 249
Metaverse ETF
Year ended
May 31, 2024
36.44 0.30 5.57 — 5.87 (0.28) — — (0.28) 42.03 16.21 16.07 0.58 0.58 0.77 0.77 5,885 55
Year ended
May 31, 2023
35.55 0.18 0.86 (i) — 1.04 (0.13) — (0.02) (0.15) 36.44 2.97 2.94 0.58 0.58 0.55 0.55 6,195 67
March 15, 2022
*
through May 31,
2022
40.00 (0.03) (4.42) — (4.45) — — — — 35.55 (11.12) (11.10) 0.58 0.58 (0.32) (0.32) 7,822 20
*
Commencement of investment operations.

175 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI EAFE Dividend Growers ETF
Year ended
May 31, 2024
$ 36.98 $ 0.79 $ 1.47 $ — $ 2.26 $ (0.89) $ — $ — $ (0.89) $ 38.35 6.20% 6.00% 0.50% 0.50% 2.13% 2.13% $ 76,312 36%
Year ended
May 31, 2023
37.29 0.71 (0.39) — 0.32 (0.63) — — (0.63) 36.98 1.00 1.46 0.50 0.50 1.99 1.99 93,186 27
Year ended
May 31, 2022
46.06 0.69 (8.12) — (7.43) (1.34) — — (1.34) 37.29 (16.64) (16.70) 0.50 0.50 1.57 1.57 107,402 44
Year ended
May 31, 2021
36.18 0.79 9.73 — 10.52 (0.64) — — (0.64) 46.06 29.37 29.46 0.50 0.50 1.90 1.90 138,649 57
Year ended
May 31, 2020
35.92 0.66 0.38 (i) — 1.04 (0.78) — — (0.78) 36.18 2.82 2.65 0.51 0.51 1.78 1.78 116,855 81
MSCI Emerging Markets Dividend Growers ETF
Year ended
May 31, 2024
45.47 0.93 (1.61) — (0.68) (0.80) — — (0.80) 43.99 (1.49) (1.65) 0.60 0.60 2.10 2.10 12,536 82
Year ended
May 31, 2023
50.50 1.08 (4.52) — (3.44) (1.59) — — (1.59) 45.47 (6.75) (6.11) 0.60 0.60 2.32 2.32 16,143 68
Year ended
May 31, 2022
62.02 1.17 (11.39) — (10.22) (1.30) — — (1.30) 50.50 (16.72) (18.25) 0.60 0.60 2.06 2.06 17,424 67
Year ended
May 31, 2021
45.70 1.73 16.35 — 18.08 (1.76) — — (1.76) 62.02 40.52 41.04 0.60 0.60 3.16 3.16 22,637 78
Year ended
May 31, 2020
56.45 1.23 (10.58) — (9.35) (1.40) — — (1.40) 45.70 (16.99) (16.96) 0.61 0.61 2.29 2.29 22,165 51

176 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI Europe Dividend Growers ETF
Year ended
May 31, 2024
$ 44.10 $ 0.80 $ 4.59 $ — $ 5.39 $ (0.89) $ — $ — $ (0.89) $ 48.60 12.42% 11.61% 0.55% 0.55% 1.77% 1.77% $ 7,047 31%
Year ended
May 31, 2023
43.62 0.79 0.41 (i) — 1.20 (0.72) — — (0.72) 44.10 2.96 3.43 0.55 0.55 1.91 1.91 8,600 20
Year ended
May 31, 2022
51.67 0.85 (7.66) — (6.81) (1.24) — — (1.24) 43.62 (13.59) (13.73) 0.55 0.55 1.67 1.67 13,739 40
Year ended
May 31, 2021
39.41 0.85 11.96 — 12.81 (0.55) — — (0.55) 51.67 32.81 33.22 0.55 0.55 1.88 1.88 9,559 57
Year ended
May 31, 2020
38.72 0.68 0.95 — 1.63 (0.94) — — (0.94) 39.41 4.18 4.35 0.56 0.56 1.68 1.68 7,686 92
MSCI Transformational Changes ETF
Year ended
May 31, 2024
34.87 0.24 6.63 0.01 6.88 (0.28) — — (0.28) 41.47 19.87 19.84 0.45 0.45 0.64 0.64 8,295 42
Year ended
May 31, 2023
34.91 0.17 0.18 (i) — (h) 0.35 (0.39) — — (0.39) 34.87 1.09 1.07 0.45 0.45 0.51 0.51 10,460 28
Year ended
May 31, 2022
43.76 0.13 (8.87) — (8.74) (0.11) — — (0.11) 34.91 (20.03) (20.15) 0.45 0.45 0.31 0.31 29,676 33
October 14, 2020
*
through May 31,
2021
40.00 0.12 3.66 — (h) 3.78 (0.02) — — (0.02) 43.76 9.47 9.42 0.45 0.45 0.46 0.46 47,047 44
*
Commencement of investment operations.

177 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Nanotechnology ETF
Year ended
May 31, 2024
$ 37.37 $ 0.11 $ 12.15 $ — (h) $ 12.26 $ (0.13) $ — $ — $ (0.13) $ 49.50 32.92% 32.91% 0.58% 0.58% 0.25% 0.25% $ 6,188 42%
Year ended
May 31, 2023
33.96 0.14 3.41 — 3.55 (0.14) — — (0.14) 37.37 10.57 10.69 0.58 0.58 0.45 0.45 2,803 42
October 26, 2021
*
through May 31,
2022
40.00 0.04 (6.06) 0.01 (6.01) (0.03) — — (0.03) 33.96 (15.05) (15.09) 0.58 0.58 0.18 0.18 2,547 32
Nasdaq-100 Dorsey Wright Momentum ETF
Year ended
May 31, 2024
33.59 (0.01) 9.68 — 9.67 (0.02) — — (0.02) 43.24 28.78 28.80 0.58 0.58 (0.02) (0.02) 12,107 129
Year ended
May 31, 2023
34.22 0.08 (0.58) — (0.50) (0.12) — (0.01) (0.13) 33.59 (1.44) (1.52) 0.58 0.58 0.25 0.25 10,414 144
Year ended
May 31, 2022
42.08 0.01 (7.82) — (7.81) (0.05) — — (0.05) 34.22 (18.60) (18.68) 0.58 0.58 0.03 0.03 18,477 168
May 18, 2021
*
through May 31,
2021
40.00 0.04 2.04 — 2.08 — — — — 42.08 5.20 5.25 0.58 0.58 2.90 2.90 4,208 —
*
Commencement of investment operations.

178 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Nasdaq-100 High Income ETF
March 18, 2024
*
through May 31,
2024
$ 40.00 $ 0.04 $ 1.18 $ — $ 1.22 $ (0.36) $ — $ — $ (0.36) $ 40.86 3.10% 3.03% 0.55% 0.55% 0.52% 0.52% $ 22,881 3%
On-Demand ETF
Year ended
May 31, 2024
22.05 (0.06) 6.13 — 6.07 (0.19) — — (0.19) 27.93 27.67 28.09 0.58 0.58 (0.25) (0.25) 698 31
Year ended
May 31, 2023
21.73 (0.07) 0.39 — 0.32 — — — — 22.05 1.46 1.67 0.58 0.58 (0.35) (0.35) 551 42
October 26, 2021
*
through May 31,
2022
40.00 (0.05) (18.22) 0.01 (18.26) (0.01) — — (0.01) 21.73 (45.66) (46.02) 0.58 0.58 (0.30) (0.30) 1,087 35
*
Commencement of investment operations.

179 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Online Retail ETF
Year ended
May 31, 2024
$ 29.40 $ 0.10 $ 11.04 $ — $ 11.14 $ (0.05) $ — $ — $ (0.05) $ 40.49 37.88% 37.84% 0.58% 0.58% 0.28% 0.28% $ 98,786 81%
Year ended
May 31, 2023
34.86 (0.07) (5.39) — (5.46) — — — — 29.40 (15.68) (15.69) 0.58 0.58 (0.21) (0.21) 93,778 97
Year ended
May 31, 2022
75.70 0.17 (41.01) — (40.84) — — — — 34.86 (53.95) (53.95) 0.58 0.58 0.27 0.27 321,103 113
Year ended
May 31, 2021
47.31 0.63 28.70 — 29.33 (0.94) — — (0.94) 75.70 62.18 62.54 0.58 0.58 0.84 0.84 1,052,262 91
Year ended
May 31, 2020
35.24 (0.09) 12.16 — 12.07 — — — — 47.31 34.25 34.08 0.58 0.58 (0.23) (0.23) 131,516 81
Pet Care ETF
Year ended
May 31, 2024
47.74 0.22 5.82 — 6.04 (0.19) — — (0.19) 53.59 12.70 12.26 0.50 0.50 0.44 0.44 71,004 72
Year ended
May 31, 2023
56.85 0.21 (9.07) — (8.86) (0.25) — — (0.25) 47.74 (15.58) (15.40) 0.50 0.50 0.42 0.42 90,702 38
Year ended
May 31, 2022
77.76 0.17 (20.92) — (20.75) (0.16) — — (0.16) 56.85 (26.74) (26.76) 0.50 0.50 0.23 0.23 173,388 49
Year ended
May 31, 2021
47.27 0.16 30.44 — 30.60 (0.11) — — (0.11) 77.76 64.79 64.24 0.50 0.50 0.23 0.23 303,265 45
Year ended
May 31, 2020
39.94 0.14 7.34 — 7.48 (0.15) — — (0.15) 47.27 18.79 19.21 0.50 0.50 0.33 0.33 60,275 66

180 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Russell 2000 Dividend Growers ETF
Year ended
May 31, 2024
$ 56.74 $ 1.81 $ 6.74 $ — $ 8.55 $ (1.75) $ — $ — $ (1.75) $ 63.54 15.22% 15.25% 0.40% 0.40% 2.98% 2.98% $ 761,151 44%
Year ended
May 31, 2023
62.40 1.61 (5.72) — (4.11) (1.55) — — (1.55) 56.74 (6.67) (6.58) 0.40 0.40 2.63 2.63 776,831 33
Year ended
May 31, 2022
67.03 1.45 (4.66) — (3.21) (1.42) — — (1.42) 62.40 (4.80) (4.94) 0.40 0.40 2.27 2.27 864,913 58
Year ended
May 31, 2021
49.66 1.27 17.27 — 18.54 (1.17) — — (1.17) 67.03 38.00 38.03 0.40 0.40 2.23 2.23 924,290 60
Year ended
May 31, 2020
57.13 1.31 (7.44) — (6.13) (1.34) — — (1.34) 49.66 (10.96) (10.99) 0.41 0.41 2.30 2.30 588,955 33
Russell U.S. Dividend Growers ETF
Year ended
May 31, 2024
44.28 1.13 2.40 — 3.53 (1.15) — — (1.15) 46.66 8.02 8.05 0.35 0.35 2.46 2.46 7,466 22
Year ended
May 31, 2023
47.21 1.07 (2.90) — (1.83) (1.10) — — (1.10) 44.28 (3.90) (3.98) 0.35 0.35 2.32 2.32 10,628 22
Year ended
May 31, 2022
48.73 1.00 (1.39) — (0.39) (1.13) — — (1.13) 47.21 (0.79) (0.82) 0.35 0.35 2.07 2.07 13,692 21
Year ended
May 31, 2021
36.25 0.98 12.49 — 13.47 (0.99) — — (0.99) 48.73 37.80 37.79 0.35 0.35 2.36 2.36 28,262 22
November 5,
2019
*
through
May 31, 2020
40.00 0.49 (3.98) — (3.49) (0.26) — — (0.26) 36.25 (8.62) (8.53) 0.36 0.36 2.35 2.35 21,390 8
*
Commencement of investment operations.

181 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Dividend Aristocrats ETF
Year ended
May 31, 2024
$ 87.64 $ 2.00 $ 10.47 $ — $ 12.47 $ (2.03) $ — $ — $ (2.03) $ 98.08 14.35% 14.27% 0.35% 0.35% 2.13% 2.13% $ 11,808,758 21%
Year ended
May 31, 2023
91.95 1.90 (4.46) — (2.56) (1.75) — — (1.75) 87.64 (2.76) (2.71) 0.35 0.35 2.12 2.12 10,731,445 22
Year ended
May 31, 2022
92.20 1.87 (0.28) — 1.59 (1.84) — — (1.84) 91.95 1.72 1.67 0.35 0.35 2.01 2.01 10,243,530 18
Year ended
May 31, 2021
67.00 1.78 25.16 — 26.94 (1.74) — — (1.74) 92.20 40.88 41.10 0.35 0.35 2.26 2.26 8,639,244 21
Year ended
May 31, 2020
65.14 1.58 1.81 (i) — 3.39 (1.53) — — (1.53) 67.00 5.22 5.11 0.35 0.35 2.28 2.28 5,755,149 29
S&P 500
®
Ex-Energy ETF
Year ended
May 31, 2024(q)
44.67 0.68 11.80 — 12.48 (0.66) — — (0.66) 56.49 28.16 28.02 0.13 0.09 1.31 1.35 50,842 4
Year ended
May 31, 2023(q)
43.88 0.64 0.77 — 1.41 (0.62) — — (0.62) 44.67 3.35 3.47 0.13 0.09 1.48 1.52 35,293 4
Year ended
May 31, 2022(q)
45.54 0.52 (1.67) — (1.15) (0.51) — — (0.51) 43.88 (2.61) (2.71) 0.23 0.21 1.08 1.09 25,892 2
Year ended
May 31, 2021(q)
32.97 0.48 12.56 — 13.04 (0.47) — — (0.47) 45.54 39.88 39.84 0.27 0.27 1.21 1.21 25,047 8
Year ended
May 31, 2020(q)
29.20 0.52 3.72 — 4.24 (0.47) — — (0.47) 32.97 14.62 14.67 0.27 0.27 1.63 1.63 16,814 4

182 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Financials ETF
Year ended
May 31, 2024(q)
$ 45.17 $ 0.69 $ 11.77 $ — $ 12.46 $ (0.61) $ — $ — $ (0.61) $ 57.02 27.78% 27.61% 0.13% 0.09% 1.30% 1.34% $ 60,443 4%
Year ended
May 31, 2023(q)
43.57 0.68 1.49 — 2.17 (0.57) — — (0.57) 45.17 5.11 4.99 0.13 0.09 1.56 1.60 37,490 8
Year ended
May 31, 2022(q)
44.05 0.52 (0.50) — 0.02 (0.50) — — (0.50) 43.57 (0.03) 0.00 (j) 0.23 0.21 1.10 1.12 8,279 3
Year ended
May 31, 2021(q)
32.48 0.48 11.53 — 12.01 (0.44) — — (0.44) 44.05 37.22 37.03 0.27 0.27 1.23 1.23 7,488 5
Year ended
May 31, 2020(q)
28.42 0.51 4.05 — 4.56 (0.50) — — (0.50) 32.48 16.19 16.50 0.27 0.27 1.65 1.65 4,223 4
S&P 500
®
Ex-Health Care ETF
Year ended
May 31, 2024(q)
43.76 0.70 12.41 — 13.11 (0.64) — — (0.64) 56.23 30.19 30.03 0.13 0.09 1.36 1.40 20,806 4
Year ended
May 31, 2023(q)
42.94 0.70 0.79 — 1.49 (0.67) — — (0.67) 43.76 3.65 3.68 0.13 0.09 1.64 1.68 16,191 5
Year ended
May 31, 2022(q)
44.28 0.54 (1.30) — (0.76) (0.58) — — (0.58) 42.94 (1.83) (1.88) 0.23 0.21 1.15 1.16 3,865 3
Year ended
May 31, 2021(q)
31.44 0.54 12.85 — 13.39 (0.55) — — (0.55) 44.28 43.08 43.07 0.27 0.27 1.39 1.39 3,985 29
Year ended
May 31, 2020(q)
28.78 0.56 2.65 — 3.21 (0.55) — — (0.55) 31.44 11.21 11.27 0.27 0.27 1.79 1.79 2,201 5

183 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Technology ETF
Year ended
May 31, 2024
$ 68.66 $ 1.33 $ 15.05 $ — $ 16.38 $ (1.17) $ — $ — $ (1.17) $ 83.87 24.05% 24.01% 0.13% 0.09% 1.68% 1.73% $ 52,836 8%
Year ended
May 31, 2023
71.84 1.33 (3.27) — (1.94) (1.24) — — (1.24) 68.66 (2.63) (2.68) 0.13 0.09 1.89 1.93 30,209 6
Year ended
May 31, 2022
73.72 1.07 (1.94) — (0.87) (1.01) — — (1.01) 71.84 (1.25) (1.32) 0.22 0.21 1.39 1.41 9,340 4
Year ended
May 31, 2021
53.97 0.96 19.79 — 20.75 (1.00) — — (1.00) 73.72 38.92 38.98 0.27 0.27 1.48 1.48 7,372 15
Year ended
May 31, 2020
52.09 1.04 1.87 (i) — 2.91 (1.03) — — (1.03) 53.97 5.64 5.67 0.27 0.27 1.89 1.89 2,699 5
S&P 500
®
High Income ETF
December 18,
2023
*
through
May 31, 2024
40.00 0.17 3.77 — 3.94 (1.47) — — (1.47) 42.47 10.03 10.00 0.55 0.55 0.92 0.92 149,072 7
*
Commencement of investment operations.

184 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P Global Core Battery Metals ETF
Year ended
May 31, 2024
$ 35.56 $ 0.64 $ (4.29) $ — $ (3.65) $ (0.75) $ — $ — $ (0.75) $ 31.16 (10.46) % (10.11) % 0.58% 0.58% 2.01% 2.01% $ 2,337 56%
November 29,
2022
*
through
May 31, 2023
40.00 0.39 (4.82) 0.04 (4.39) (0.05) — — (0.05) 35.56 (10.98) (11.26) 0.58 0.58 2.00 2.00 2,667 16
S&P Kensho Cleantech ETF
Year ended
May 31, 2024
30.75 0.10 (5.72) — (5.62) (0.04) — — (0.04) 25.09 (18.27) (18.25) 0.58 0.58 0.37 0.37 3,763 37
Year ended
May 31, 2023
30.56 (0.08) 0.27 (i) — 0.19 — — — — 30.75 0.63 0.56 0.58 0.58 (0.24) (0.24) 6,150 39
September 29,
2021
*
through
May 31, 2022
40.00 (0.07) (9.37) — (h) (9.44) — — — — 30.56 (23.61) (23.60) 0.58 0.58 (0.27) (0.27) 3,056 40
*
Commencement of investment operations.

185 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P Kensho Smart Factories ETF
Year ended
May 31, 2024
$ 34.63 $ 0.17 $ 2.92 $ — $ 3.09 $ (0.22) $ — $ — $ (0.22) $ 37.50 8.94% 8.84% 0.58% 0.58% 0.46% 0.46% $ 937 32%
Year ended
May 31, 2023
32.30 0.05 2.38 (i) — 2.43 (0.08) — (0.02) (0.10) 34.63 7.53 7.56 0.58 0.58 0.16 0.16 866 26
September 29,
2021
*
through
May 31, 2022
40.00 0.04 (7.74) — (h) (7.70) — — — — 32.30 (19.24) (19.28) 0.58 0.58 0.16 0.16 2,423 42
S&P MidCap 400
®
Dividend Aristocrats ETF
Year ended
May 31, 2024
66.89 1.77 8.77 — 10.54 (1.70) — — (1.70) 75.73 15.93 15.99 0.40 0.40 2.47 2.47 1,530,592 33
Year ended
May 31, 2023
71.95 1.74 (5.13) — (3.39) (1.67) — — (1.67) 66.89 (4.75) (4.79) 0.40 0.40 2.46 2.46 1,515,131 29
Year ended
May 31, 2022
73.38 1.93 (1.47) — 0.46 (1.89) — — (1.89) 71.95 0.71 0.62 0.40 0.40 2.70 2.70 1,105,226 34
Year ended
May 31, 2021
52.54 1.51 20.78 — 22.29 (1.45) — — (1.45) 73.38 43.17 43.37 0.40 0.40 2.45 2.45 1,040,520 31
Year ended
May 31, 2020
55.48 1.36 (2.90) — (1.54) (1.40) — — (1.40) 52.54 (2.77) (2.83) 0.41 0.41 2.43 2.43 680,406 37
*
Commencement of investment operations.

186 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P Technology Dividend Aristocrats ETF
Year ended
May 31, 2024
$ 61.41 $ 0.86 $ 11.45 $ — $ 12.31 $ (0.82) $ — $ — $ (0.82) $ 72.90 20.17% 20.05% 0.45% 0.45% 1.27% 1.27% $ 269,017 24%
Year ended
May 31, 2023
58.90 0.92 2.50 — 3.42 (0.91) — — (0.91) 61.41 6.01 5.98 0.45 0.45 1.60 1.60 171,956 32
Year ended
May 31, 2022
58.17 0.84 0.64 — 1.48 (0.75) — — (0.75) 58.90 2.48 2.46 0.45 0.45 1.37 1.37 109,560 24
Year ended
May 31, 2021
40.17 0.67 17.93 — 18.60 (0.60) — — (0.60) 58.17 46.67 46.59 0.45 0.45 1.33 1.33 97,734 43
November 5,
2019
*
through
May 31, 2020
40.00 0.36 0.00 (h) — 0.36 (0.19) — — (0.19) 40.17 0.98 1.06 0.46 0.46 1.66 1.66 40,571 31
Smart Materials ETF
Year ended
May 31, 2024
30.95 0.43 2.74 — 3.17 (0.30) — — (0.30) 33.82 10.26 10.21 0.58 0.58 1.33 1.33 1,691 44
Year ended
May 31, 2023
35.36 0.39 (4.48) — (4.09) (0.32) — — (0.32) 30.95 (11.50) (11.02) 0.58 0.58 1.27 1.27 1,547 45
October 26, 2021
*
through May 31,
2022
40.00 0.21 (4.69) 0.01 (4.47) (0.17) — — (0.17) 35.36 (11.20) (11.48) 0.58 0.58 0.93 0.93 1,768 50
*
Commencement of investment operations.

187 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Supply Chain Logistics ETF
Year ended
May 31, 2024
$ 37.21 $ 1.10 $ 3.63 $ — $ 4.73 $ (1.90) $ — $ — $ (1.90) $ 40.04 13.00% 13.10% 0.58% 0.58% 2.79% 2.79% $ 2,002 23%
Year ended
May 31, 2023
40.11 1.59 (3.42) — (1.83) (1.07) — — (1.07) 37.21 (4.27) (4.15) 0.58 0.58 4.37 4.37 1,860 20
April 6, 2022
*
through May 31,
2022
40.00 0.14 (0.05) 0.02 0.11 — — — — 40.11 0.29 (0.18) 0.58 0.58 2.36 2.36 2,006 10
*
Commencement of investment operations.

188 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Notes to Financial Highlights:
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments
(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss)
for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
(j) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 21, 2020.
(k) During the year, the Fund invested in certain exchange traded funds for a limited period of time. The portfolio turnover rate shown above reflects the impact of that investment over the period of time during which the Fund held those exchange traded funds. If the calculation of the portfolio turnover included periods in which the Fund did not hold these exchange traded funds, the portfolio turnover rate would have been 1,324%.
(l) Reflects special dividends paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.38) and the net investment income (loss) net of waivers ratio would have been (0.45)%.
(m) Includes net futures account fees amounting to 0.02%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(n) Includes net futures account fees amounting to 0.06%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(o) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.
(p) Includes net futures account fees amounting to 0.03%. Excluding these fees, the ratio of expenses to average net assets would have been 0.70%.
(q) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective April 10, 2024.
# Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.
## Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2022.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 189
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

190 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end man-
agement investment company under the Investment Company
Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised
of 128 operational funds. These accompanying Notes to Fi-
nancial Statements relate to the portfolios of the Trust includ-
ed in this report (collectively, the “Funds” and individually, a
“Fund”). Each Fund qualifies as an investment company as
defined in the Financial Accounting Standards Codification
Topic 946 – Financial Services – Investment Companies. Each
Fund is considered to be “non-diversified” under the 1940
Act, except for ProShares DJ Brookfield Global Infrastructure
ETF, ProShares Equities for Rising Rates ETF, ProShares High
Yield-Interest Rate Hedged, ProShares Investment Grade-Inter-
est Rate Hedged, ProShares Metaverse ETF, ProShares MSCI
EAFE Dividend Growers ETF, ProShares MSCI Emerging Mar-
kets Dividend Growers ETF, ProShares MSCI Europe Dividend
Growers ETF, ProShares MSCI Transformational Changes ETF,
ProShares Nasdaq-100 High Income ETF, ProShares Russell
2000 Dividend Growers ETF, ProShares Russell U.S. Dividend
Growers ETF, ProShares S&P 500
®
Dividend Aristocrats ETF,
ProShares S&P 500
®
Ex-Energy ETF, ProShares  S&P 500
®
Ex-Financials ETF, ProShares S&P 500
®
Ex-Health Care ETF,
ProShares S&P 500
®
Ex-Technology ETF, ProShares S&P 500
®
High Income ETF and ProShares S&P MidCap 400
®
Dividend
Aristocrats ETF.
Each Fund seeks daily investment results, before fees and ex-
penses, that correspond to the daily results (or inverse of the daily results) of its underlying index.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed
(is typically calculated as of 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares High Yield – Interest Rate
Hedged, ProShares Inflation Expectations ETF and ProShares
Investment Grade – Interest Rate Hedged is typically calculated as of 3:00 p.m. (Eastern Time) on each business day. The NAV of
ProShares K-1 Free Crude Oil Strategy ETF is typically calculat-
ed as of 2:30 p.m. (Eastern Time) on each business day when the
Cboe BZX Exchange Inc. (“BZX Exchange”) is open for trading.
The NAV of each of ProShares MSCI EAFE Dividend Growers
ETF and ProShares MSCI Europe Dividend Growers ETF is typ-
ically calculated as of 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effec-
tive between London and New York. The actual valuation time
is 4:30 p.m., London Time).
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial state-
ments. These policies are in conformity with U.S. generally
accepted accounting principles (“GAAP”). The preparation of
financial statements in accordance with GAAP requires man-
agement to make estimates and assumptions that affect the
reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trust-
ees (the “Board”) designated ProShare Advisors LLC (the “Ad-
visor”) the “Valuation Designee” as contemplated by the Rule.
The Valuation Designee is responsible for assessing and man-
aging valuation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing ser-
vices utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain pric-
es become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation
guidelines. Fair value pricing may require subjective determi-
nations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust can-
not ensure that fair values determined by the Advisor or per-
sons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level
3 in the fair value hierarchy.
The securities in the portfolio of a Fund that are listed or trad-
ed on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations.
These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is princi-
pally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the securi-
ty will be valued in accordance with the pricing and valuation guidelines.
Exchange traded funds held by ProShares K-1 Free Crude Oil
Strategy ETF are valued at the last traded price at the time the
Fund NAV is determined, and will typically be categorized as a
Level 1 in the fair value hierarchy. Exchange traded funds held

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 191
PROSHARES TRUST
by other Funds are generally valued at the closing price, if avail-
able, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.
Securities regularly traded in the over-the-counter (“OTC”)
markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the Nas-
daq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market mak-
ers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing
service, generally at the mean of the bid and asked quotes for
U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked pric-
es as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Exchange traded bond, commodity and currency futures con-
tracts are generally valued at the official futures settlement price, except for currency futures contracts held by Hedge Rep-
lication ETF which are generally valued at their last sale price prior to the time at which the NAV of the Fund is determined.
These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as previously described may be applied. Non-ex-
change traded derivatives (e.g. non-exchange traded swap
agreements) are generally valued using independent sources
and/or agreement with counterparties or other procedures ap-
proved by the Board and are typically categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hi-
erarchy that distinguishes between: (1) market participant as-
sumptions which are developed based on market data obtained
from sources independent of the Funds (observable inputs) and
(2) the Funds’ own assumptions about market participant as-
sumptions which are developed based on the best information
available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indi-
cate that a transaction is not orderly.
The following is a summary of the valuations as of May 31, 2024, for each Fund based upon the three levels defined above:
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Big Data Refiners ETF $ 6,730,471 $ 916,389 $ — $ — $ — $ — $ — $ – $ — $ — $ 7,646,860 $ –
Decline of the Retail
Store ETF
...
— — — — — — 3,709,476 (1,674,424) — — 3,709,476 (1,674,424)
DJ Brookfield Global
Infrastructure ETF 129,824,185 813,090 — — — — 350,655 – — — 130,987,930 –
Equities for Rising
Rates ETF
...
16,068,411 — — — — — 13,128 – — — 16,081,539 –
Global Listed Private
Equity ETF
...
10,800,273 — — — — — 72,291 – — — 10,872,564 –
Hedge Replication
ETF
......
4,972,951 44 29,775 1,990 18,825,819 — 3,656,848 (217,146) — — 27,457,652 (187,371)
High Yield-Interest
Rate Hedged
..
— 1,956,428 (190,362) — — 129,928,224 3,144,963 – — — 135,029,615 (190,362)
Inflation Expectations
ETF
......
— — — — 4,982,484 — 15,742,726 (1,599,655) — — 20,725,210 (1,599,655)
Investment Grade-
Interest Rate
Hedged
....
— 3,015,345 (476,149) — — 275,678,712 1,446,030 – — — 280,140,087 (476,149)
K-1 Free Crude Oil
Strategy ETF
..
— — 617,861 — — — 109,888,079 – — — 109,888,079 617,861
Large Cap Core Plus 421,959,994 263,577 — — — — 3,591,575 844,344 — — 425,815,146 844,344
Long Online/Short
Stores ETF
...
9,548,085 — — — — — 376,206 (1,764,900) — —
(a)
9,924,291 (1,764,900)
Merger ETF
....
9,281,352 — — 254,935 — — 595,311 (99,593) (25,937) — 10,131,598 (125,530)

192 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type. For the year ended May 31, 2024, there were no other Level 3 securities except those securities classified as Level 3 in the Schedules of Port-
folio Investments of ProShares Long Online/Short Stores ETF, ProShares MSCI Emerging Markets Dividend Growers ETF and
ProShares Online Retail ETF, which are considered quantitatively insignificant for additional disclosure. There were no transfers in or out of Level 3 securities for the year.
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets, except that such translations with respect to the ProShares Big Data Refiners ETF, ProShares DJ Brookfield Global
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Metaverse ETF
..
$ 5,869,460 $ 559,095 $ — $ — $ — $ — $ — $ – $ — $ — $ 6,428,555 $ –
MSCI EAFE Dividend
Growers ETF
..
75,256,561 — — — — — 173,276 – — — 75,429,837 –
MSCI Emerging
Markets Dividend
Growers ETF
..
12,461,607 — — — — 3,104 299,967 – — —
(a)
12,764,678 –
MSCI Europe
Dividend Growers
ETF
......
6,943,683 — — — — — 13,615 – — — 6,957,298 –
MSCI
Transformational
Changes ETF
..
8,257,042 — — 22,780 — — 32,511 – — — 8,312,333 –
Nanotechnology ETF 6,182,992 197,416 — — — — — – — — 6,380,408 –
Nasdaq-100 Dorsey
Wright Momentum
ETF
......
12,087,898 — — — — — 18,858 – — — 12,106,756 –
Nasdaq-100 High
Income ETF
..
19,743,555 — 33,721 — — — 492,097 2,152 — — 20,235,652 35,873
On-Demand ETF
..
697,845 — — — — — — – — — 697,845 –
Online Retail ETF
.
98,725,928 3,376,300 — — — — 78,274 – — —
(a)
102,180,502 –
Pet Care ETF
...
70,738,608 1,220,458 — — — — 61,649 – — — 72,020,715 –
Russell 2000 Dividend
Growers ETF
..
759,294,124 7,567,973 — — — — 822,031 – — — 767,684,128 –
Russell U.S. Dividend
Growers ETF
..
7,441,699 — — — — — 9,711 – — — 7,451,410 –
S&P 500
®
Dividend
Aristocrats ETF
.
11,787,257,040 — — — — — 2,530,868 – — — 11,789,787,908 –
S&P 500
®
Ex-Energy
ETF
......
50,746,600 9,425 — — — — 48,731 – — — 50,804,756 –
S&P 500
®
Ex-
Financials ETF
.
60,293,596 12,824 — — — — 81,415 – — — 60,387,835 –
S&P 500
®
Ex-Health
Care ETF
....
20,761,383 4,275 — — — — 23,041 – — — 20,788,699 –
S&P 500
®
Ex-
Technology ETF 52,667,491 13,751 — — — — 100,485 – — — 52,781,727 –
S&P 500
®
High
Income ETF
..
127,330,173 — 214,333 — — — 2,793,920 (259,872) — — 130,124,093 (45,539)
S&P Global Core
Battery Metals ETF 2,324,326 45,105 — — — — — – — — 2,369,431 –
S&P Kensho
Cleantech ETF
.
3,752,069 509,357 — — — — — – — — 4,261,426 –
S&P Kensho Smart
Factories ETF
.
934,683 47,762 — — — — — – — — 982,445 –
S&P MidCap
400
®
Dividend
Aristocrats ETF
.
1,527,277,617 — — — — — 1,247,736 – — — 1,528,525,353 –
S&P Technology
Dividend
Aristocrats ETF
.
268,335,705 — — — — — 414,134 – — — 268,749,839 –
Smart Materials ETF 1,682,208 — — — — — — – — — 1,682,208 –
Supply Chain
Logistics ETF
..
1,987,578 25,991 — — — — — – — — 2,013,569 –
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.
(a) Security has zero value

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 193
PROSHARES TRUST
Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF, ProShares Metaverse ETF, ProShares
MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Nanotechnology
ETF, ProShares On-Demand ETF, ProShares Pet Care ETF, ProShares S&P Global Core Battery Metals ETF, ProShares S&P Ken-
sho Cleantech ETF, ProShares S&P Kensho Smart Factories ETF, ProShares Smart Materials ETF and ProShares Supply Chain
Logistics ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in mar-
ket prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include affecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On May 31, 2024, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respec-
tive repurchase agreement.
Fund Name
A
Bank of America
Securities, Inc.,
5.32%, dated
05/31/2024 due
06/03/2024
(a)
Barclays
Capital, Inc.,
5.25%, dated
05/31/2024 due
06/03/2024
(b)
Barclays
Capital, Inc.,
5.30%, dated
05/31/2024 due
06/03/2024
(c)
BNP Paribas
Securities Corp.,
5.32%, dated
5/31/2024 due
06/03/2024
(d)
ING Financial
Markets LLC,
5.32%, dated
05/31/2024 due
06/03/2024
(e)
Total
Decline of the Retail Store ETF
...............
$ 680,759
$ 68,076 $ 497,535 $ 2,104,161 $ 358,945 $ 3,709,476
DJ Brookfield Global Infrastructure ETF
..........
64,351
6,435 47,032 198,906 33,931 350,655
Equities for Rising Rates ETF
................
2,409
241 1,761 7,447 1,270 13,128
Global Listed Private Equity ETF
..............
13,266
1,327 9,696 41,007 6,995 72,291
Hedge Replication ETF
....................
671,099
67,110 490,477 2,074,309 353,853 3,656,848
High Yield-Interest Rate Hedged
..............
577,159
57,716 421,820 1,783,948 304,320 3,144,963
Inflation Expectations ETF
..................
2,889,085
288,908 2,111,501 8,929,896 1,523,336 15,742,726
Investment Grade-Interest Rate Hedged
.........
265,374
26,537 193,949 820,246 139,924 1,446,030
K-1 Free Crude Oil Strategy ETF
..............
20,166,515
2,016,652 14,738,793 62,332,865 10,633,254 109,888,079
Large Cap Core Plus
......................
659,121
65,912 481,721 2,037,284 347,537 3,591,575
Long Online/Short Stores ETF
................
69,041
6,904 50,459 213,399 36,403 376,206
Merger ETF
............................
109,250
10,925 79,847 337,684 57,605 595,311
MSCI EAFE Dividend Growers ETF
............
31,800
3,180 23,240 98,289 16,767 173,276
MSCI Emerging Markets Dividend Growers ETF
....
55,049
5,505 40,233 170,153 29,027 299,967
MSCI Europe Dividend Growers ETF
...........
2,499
250 1,827 7,722 1,317 13,615
MSCI Transformational Changes ETF
...........
5,966
597 4,361 18,441 3,146 32,511
Nasdaq-100 Dorsey Wright Momentum ETF
......
3,461
346 2,529 10,697 1,825 18,858
Nasdaq-100 High Income ETF
...............
90,308
9,031 66,003 279,137 47,618 492,097
Online Retail ETF
........................
14,364
1,436 10,499 44,401 7,574 78,274
Pet Care ETF
...........................
11,314
1,131 8,269 34,969 5,966 61,649
Russell 2000 Dividend Growers ETF
............
150,858
15,086 110,255 466,289 79,543 822,031
Russell U.S. Dividend Growers ETF
............
1,782
178 1,303 5,508 940 9,711
S&P 500
®
Dividend Aristocrats ETF
............
464,462
46,445 339,454 1,435,609 244,898 2,530,868

194 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Equity Securities
Certain Funds may invest in equity securities, including in
shares of foreign or U.S. common stock, Real Estate Investment
Trusts, Depositary Receipts, and shares of other Investment
Companies, including other exchange traded funds (“ETFs”).
Real Estate Investment Trusts (“REITs”) and Business
Development Companies (“BDCs”)
REITs and BDCs report information on the source of their dis-
tributions annually. A portion of distributions received from
REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.
Debt Instruments
Certain Funds may invest in debt instruments, including U.S.
government securities; Foreign and U.S. investment grade cor-
porate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”)
that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Certain Funds may lend securities to brokers, dealers and fi-
nancial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominat-
ed securities loaned or at least 105% of the value of non-U.S.
dollar-denominated securities loaned, marked to market daily.
Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Govern-
ment securities with a market value of at least 100% of the mar-
ket value of the loaned securities. When a Fund lends its secu-
rities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral.
Any cash collateral received by the Fund in connection with
these loans may be reinvested in a variety of short-term invest-
ments. Any securities collateral received by the Fund in connec-
tion with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund’s assets and liabilities. The Funds may incur fees and expenses in connec-
tion with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on
the reinvestment of cash collateral and any fees paid to the bor-
rower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in se-
curities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including
“gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses re-
sulting from problems in the settlement and the accounting
process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in re-
covering the loaned securities, or to a possible loss of rights in
Fund Name
A
Bank of America
Securities, Inc.,
5.32%, dated
05/31/2024 due
06/03/2024
(a)
Barclays
Capital, Inc.,
5.25%, dated
05/31/2024 due
06/03/2024
(b)
Barclays
Capital, Inc.,
5.30%, dated
05/31/2024 due
06/03/2024
(c)
BNP Paribas
Securities Corp.,
5.32%, dated
5/31/2024 due
06/03/2024
(d)
ING Financial
Markets LLC,
5.32%, dated
05/31/2024 due
06/03/2024
(e)
Total
S&P 500
®
Ex-Energy ETF
...................
$ 8,943
$ 894 $ 6,536 $ 27,643 $ 4,715 $ 48,731
S&P 500
®
Ex-Financials ETF
.................
14,941
1,494 10,920 46,182 7,878 81,415
S&P 500
®
Ex-Health Care ETF
................
4,228
423 3,091 13,070 2,229 23,041
S&P 500
®
Ex-Technology ETF
................
18,441
1,844 13,478 56,999 9,723 100,485
S&P 500
®
High Income ETF
.................
512,736
51,274 374,736 1,584,822 270,352 2,793,920
S&P MidCap 400
®
Dividend Aristocrats ETF
.......
228,983
22,898 167,354 707,765 120,736 1,247,736
S&P Technology Dividend Aristocrats ETF
........
76,001
7,600 55,546 234,914 40,073 414,134
$ 27,863,565 $ 2,786,355 $ 20,364,225 $ 86,123,762 $ 14,691,700 $ 151,829,607
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2024 as follows:
(a) U.S. Treasury Bonds, 0% to 6.25%, due 5/15/2030 to 8/15/2039; U.S. Treasury Notes, 0.13% to 3.63%, due 4/15/2025 to 2/15/2030, which had an aggregate value at the Trust level of $561,000,018.
(b) U.S. Treasury Notes, 4.25%, due 2/28/2031, which had an aggregate value at the Trust level of $56,100,045.
(c) U.S. Treasury Notes, 4.38%, due 8/31/2028, which had an aggregate value at the Trust level of $410,009,661.
(d) U.S. Treasury Bonds, 0% to 2.75%, due 11/15/2028 to 8/15/2050; U.S. Treasury Notes, 0.38% to 4.38%, due 3/31/2025 to 4/30/2029, which had an aggregate value at the Trust level of $1,734,000,000.
(e) U.S. Treasury Bills, 0%, due 5/15/2025; U.S. Treasury Bonds, 1.63% to 3.63%, due 2/15/2042 to 11/15/2050; U.S. Treasury Notes, 0.50% to
5.47%, due 4/30/2025 to 5/31/2031; Federal Home Loan Banks, 0%, due 7/1/2024 to 11/1/2024, which had an aggregate value at the Trust level of $295,800,594.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 195
PROSHARES TRUST
the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the pro-
ceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchas-
ing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in val-
ue over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
U.S. Treasury Inflation-Protected Securities
U.S. Treasury Inflation-Protected Securities (“TIPs”) are in-
flation-protected public obligations of the U.S. Treasury. In-
flation-protected bonds are fixed-income securities whose
interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the inter-
est and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment fea-
ture, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the per-
formance of the Fund’s underlying index or benchmark. Each
such Fund attempts to achieve its investment objective by in-
vesting all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide sim-
ilar exposure.
In connection with its management of certain series of the
Trust included in this report (i.e. ProShares K-1 Free Crude Oil
Strategy ETF (the "Commodity Pools")), the Advisor has regis-
tered as a commodity pool operator (a "CPO") and the Commod-
ity Pools are commodity pools under the Commodity Exchange
Act (the "CEA"). Accordingly, the Advisor is subject to registra-
tion and regulation as a CPO under the CEA, and must com-
ply with various regulatory requirements under the CEA and
the rules and regulations of the Commodity Futures Trading
Commission ("CFTC") and the National Futures Association
("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with
these regulatory requirements could adversely affect the Com-
modity Pools' total return. In this regard, any further amend-
ment to the CEA or its related regulations that subject the
Advisor or the Commodity Pools to additional regulation may
have adverse impacts on the Commodity Pools' operations and
expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Cer-
tain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund trans-
acts derivative contracts in order to achieve the appropriate exposure to meet its investment objective,
with the exception
of the Funds listed below
, the volume of these open positions
relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset finan-
cial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement
of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets
and liabilities on their Schedule of Portfolio Investments. In-
formation concerning the value of and amounts due under Re-
purchase Agreement transactions may be found on each Fund’s
Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of
collateralization may be found above, under the caption “Re-
purchase Agreements.”
Following is a description of the Funds’ use of derivative instru-
ments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk expo-
sures related to each instrument type.
Futures Contracts
Each Fund may purchase or sell futures contracts as a substi-
tute for a comparable market position in the underlying secu-
rities or to satisfy regulatory requirements. A physical-settle-
ment futures contract generally obligates the seller to deliver
(and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures con-
tract obligates the seller to deliver (and the purchaser to ac-
cept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transac-
tions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long posi-
tion (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a spe-
Average quarterly exposure to
derivatives (notional amounts
in comparison to net assets)
A
Merger ETF
.................
48%

196 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
cific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures con-
tract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short po-
sition (futures contract sold) there will be a gain (loss) if the off-
setting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying curren-
cy, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is po-
tentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the
CFTC.
Upon entering into a futures contract, each Fund will be re-
quired to deposit with the broker an amount of cash or cash
equivalents in the range of approximately 5% to 10% of the con-
tract amount for equity, index and commodity futures and in
the range of approximately 1% to 3% of the contract amount
for bond and currency futures (these amounts are subject to
change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a per-
formance bond or good faith deposit on the contract and is re-
turned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Sub-
sequent payments, known as “variation margin,” to and from
the broker will be made as the price of the security, currency, commodity or index underlying the futures contract fluctuates, making the long and short positions in the futures contract
more or less valuable, a process known as “marking-to-market.”
Net income and net fees related to cash collateral deposited with the broker are reflected on the Consolidated Statements of Operations as “Interest” or “Futures Commission Merchant
fees”, respectively. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of
the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be giv-
en that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures con-
tract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be sus-
pended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liqui-
dation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund deter-
mines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by en-
tering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organiza-
tion, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Certain Funds may invest in forward currency contracts for
investment or risk management purposes. A forward currency
contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the
date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders
(usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a
Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractu-
al obligation to deliver the currency by buying an “offsetting”
contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offset-
ting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will in-
cur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it en-
ters into an offsetting contract for the purchase of the curren-
cy, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Non-deliverable forward foreign currency exchange contracts
are settled with the counterparty in U.S. dollars without the de-
livery of foreign currency.
Swap Agreements
Certain Funds may enter into swap agreements to gain expo-
sure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.
In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 197
PROSHARES TRUST
on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the re-
turn on or change in value of a particular dollar amount invest-
ed in a “basket” of securities or an ETF representing a particu-
lar index or group of securities.
Most swap agreements entered into by a Fund calculate and
settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or
gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional
amount of the swap agreement would have increased in value
had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The
Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus
the amount, if any, by which the notional amount would have
decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus
dividends or interest on the assets less the interest paid by the
Fund on the notional amount. As a trading technique, the Advi-
sor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide
the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the coun-
terparty pays interest to each Fund on the notional amount
outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in cer-
tain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to deter-
mine the value of the swap.
A Fund’s current obligations under most swap agreements (to-
tal return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund)
and any accrued but unpaid net amounts owed to a swap coun-
terparty will be covered by segregating or earmarking cash
and/or securities determined to be liquid, but typically no pay-
ments will be made until the settlement date.
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agree-
ment in the event of the default or bankruptcy of a swap agree-
ment counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but
such remedies may be subject to bankruptcy and insolvency
laws that could affect the Fund’s rights as a creditor.
In the normal course of business, a Fund enters into Interna-
tional Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and represen-
tations. Certain of the Fund’s ISDA agreements contain provi-
sions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the
Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time,
counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an
amount equal to the net liability positions, if any, under the rel-
evant ISDA agreement. Pursuant to the terms of its ISDA agree-
ments, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by gener-
ally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counter-
party owes the Fund, subject to certain minimum thresholds,
although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in access-
ing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankrupt-
cy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some
cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional
amount and the price of the underlying investments, and the
inability of counterparties or clearing organizations to per-
form. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the per-
formance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of
an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a
Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The
Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ trans-
actions in swap agreements.

198 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
All of the outstanding swap agreements held by the Funds on
May 31, 2024 contractually terminate within 20 months but
may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unreal-
ized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Ac-
counting Standards Codification 815-10 (“ASC 815-10”), re-
quires companies (including the Trust) to disclose information intended to enable financial statement users to understand
how derivative instruments affect the Statements of Assets
and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 pro-
vides examples of risk exposure, including interest rate, for-
eign exchange, equity, commodity and credit.
As the Funds' investment objective is to provide investment re-
sults, before fees and expenses, that correspond to the return or inverse return of its underlying index on a daily basis, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an eq-
uity index is equity risk, for Funds benchmarked to a fixed-in-
come index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and
for the currency futures contracts held by ProShares Hedge
Replication ETF, the primary risk is foreign currency risk. The primary risk for ProShares K-1 Free Crude Oil Strategy ETF is commodity market risk.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 199
PROSHARES TRUST
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of May 31, 2024
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity
futures, Equity and
Bond index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Receivable for
variation margin on
futures contracts* ;
Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Payable for
variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Decline of the Retail Store ETF
Decline of the Retail Store
ETF
$ —
Decline of the Retail Store
ETF $ 1,674,424
Hedge Replication ETF
Hedge Replication ETF
328,632
Hedge Replication ETF 516,003
High Yield-Interest Rate Hedged
High Yield-Interest Rate
Hedged
—
High Yield-Interest Rate
Hedged 190,362
Inflation Expectations ETF
Inflation Expectations ETF
797,675
Inflation Expectations ETF 2,397,330
Investment Grade-Interest Rate Hedged
Investment Grade-Interest
Rate Hedged
—
Investment Grade-Interest
Rate Hedged 476,149
K-1 Free Crude Oil Strategy ETF
K-1 Free Crude Oil
Strategy ETF
1,212,488
K-1 Free Crude Oil
Strategy ETF 594,627
Large Cap Core Plus
Large Cap Core Plus
11,696,631
Large Cap Core Plus 10,852,287
Long Online/Short Stores ETF
Long Online/Short Stores
ETF
178,829
Long Online/Short Stores
ETF 1,943,729
Merger ETF
Merger ETF
69,623
Merger ETF 195,153
Nasdaq-100 High Income ETF
Nasdaq-100 High Income
ETF
35,873
Nasdaq-100 High Income
ETF —
S&P 500® High Income ETF
S&P 500
®
High Income
ETF
214,333
S&P 500
®
High Income
ETF 259,872
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended May 31, 2024
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures,
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Net realized gain (loss) on Expiration
or closing of: futures contracts, non-
exchange traded swap agreements
and Settlement of forward foreign
currency contracts; Change in net
unrealized appreciation (depreciation)
on: Futures contracts, Non-exchange
traded swap agreements and Forward
foreign currency contracts
Decline of the Retail Store ETF
Decline of the Retail Store ETF $ (871,769) $ (1,207,412)
Hedge Replication ETF
Hedge Replication ETF 118,399 (63,140)
High Yield-Interest Rate Hedged
High Yield-Interest Rate Hedged 4,935,114 462,886
Inflation Expectations ETF
Inflation Expectations ETF 2,337,313 (2,230,225)
Investment Grade-Interest Rate Hedged
Investment Grade-Interest Rate Hedged 20,705,466 4,544,761
K-1 Free Crude Oil Strategy ETF
K-1 Free Crude Oil Strategy ETF 6,921,298 8,519,947
Large Cap Core Plus
Large Cap Core Plus 19,601,120 (8,940,213)
Long Online/Short Stores ETF
Long Online/Short Stores ETF 1,692,549 (2,822,231)

200 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of May 31, 2024, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecog-
nized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships, passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. Under current law, the Funds are permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Funds' accu-
mulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders.  While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income.
To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumu-
lated earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiary of ProShares K-1 Free
Crude Oil Strategy ETF organized under the laws of the Cayman Islands has a October 31st tax year-end.
The tax character of distributions paid for the most recent tax years ended October 31, 2023 and October 31, 2022, were as follows:
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended May 31, 2024
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures,
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Net realized gain (loss) on Expiration
or closing of: futures contracts, non-
exchange traded swap agreements
and Settlement of forward foreign
currency contracts; Change in net
unrealized appreciation (depreciation)
on: Futures contracts, Non-exchange
traded swap agreements and Forward
foreign currency contracts
Merger ETF
Merger ETF $ 8,317 $ (350,119)
Nasdaq-100 High Income ETF
Nasdaq-100 High Income ETF
(
a
)
— 35,873
S&P 500® High Income ETF
S&P 500
®
High Income ETF
(
b
)
453,865 (45,539)
a
Commencement of investment operations from March 18, 2024 through May 31, 2024.
b
Commencement of investment operations from December 18, 2023 through May 31, 2024.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 201
PROSHARES TRUST
At October 31, 2023 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Year Ended October 31, 2023
A
Year Ended October 31, 2022
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Decline of the Retail
Store ETF
........
$ 363,609 $ — $ — $ 363,609 $ — $ — $ — $ —
DJ Brookfield Global
Infrastructure ETF
..
5,223,028 — — 5,223,028 4,067,379 — — 4,067,379
Equities for Rising Rates
ETF
.............
1,338,038 — — 1,338,038 1,431,771 — — 1,431,771
Global Listed Private
Equity ETF
........
1,083,924 — — 1,083,924 834,404 — 369,588 1,203,992
Hedge Replication ETF
992,955 — — 992,955 — — — —
High Yield-Interest Rate
Hedged
..........
7,274,641 — — 7,274,641 7,126,790 — — 7,126,790
Inflation Expectations
ETF
.............
1,625,131 — — 1,625,131 468,713 — — 468,713
Investment Grade-
Interest Rate Hedged
16,972,214 — — 16,972,214 22,756,161 — — 22,756,161
K-1 Free Crude Oil
Strategy ETF
......
4,398,751 — — 4,398,751 37,325,405 — 768,229 38,093,634
Large Cap Core Plus
..
5,483,302 — — 5,483,302 5,260,561 — — 5,260,561
Merger ETF
.........
198,208 — — 198,208 47,200 — — 47,200
Metaverse ETF
......
40,107 — — 40,107 17,481 — 4,734 22,215
MSCI EAFE Dividend
Growers ETF
......
1,766,172 — — 1,766,172 3,725,962 — — 3,725,962
MSCI Emerging Markets
Dividend Growers ETF
570,153 — — 570,153 274,684 — — 274,684
MSCI Europe Dividend
Growers ETF
......
164,486 — — 164,486 350,659 — — 350,659
MSCI Transformational
Changes ETF
......
210,547 — — 210,547 34,835 — — 34,835
Nanotechnology ETF
..
9,287 — — 9,287 8,135 — — 8,135
Nasdaq-100 Dorsey
Wright Momentum ETF
29,222 — — 29,222 15,879 — 2,911 18,790
On-Demand ETF
.....
— — — — 665 — — 665
Pet Care ETF
.......
579,961 — — 579,961 618,084 — — 618,084
Russell 2000 Dividend
Growers ETF
......
22,677,285 — — 22,677,285 19,558,504 — — 19,558,504
Russell U.S. Dividend
Growers ETF
......
264,652 — — 264,652 349,409 — — 349,409
S&P 500
®
Dividend
Aristocrats ETF
....
237,860,612 — — 237,860,612 191,403,477 — — 191,403,477
S&P 500
®
Ex-Energy ETF
464,741 — — 464,741 324,231 — — 324,231
S&P 500
®
Ex-Financials
ETF
.............
293,282 — — 293,282 112,323 — — 112,323
S&P 500
®
Ex-Health Care
ETF
.............
146,802 — — 146,802 57,868 — — 57,868
S&P 500
®
Ex-Technology
ETF
.............
350,685 — — 350,685 142,697 — — 142,697
S&P Global Core Battery
Metals ETF
.......
47,586 — — 47,586 — — — —
S&P Kensho Smart
Factories ETF
......
3,362 — — 3,362 2,974 — 494 3,468
S&P MidCap 400
®
Dividend Aristocrats
ETF
.............
37,694,884 — — 37,694,884 26,805,134 — — 26,805,134
S&P Technology
Dividend Aristocrats
ETF
.............
2,184,545 — — 2,184,545 1,568,574 — — 1,568,574
Smart Materials ETF
..
22,353 — — 22,353 17,043 — — 17,043
Supply Chain Logistics
ETF
.............
79,389 — — 79,389 38,989 — — 38,989

202 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, reversal of gain/(loss) on disposition of subsid-
iary units and nondeductible expenses, resulted in reclassifications as of October 31, 2023 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2023 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Big Data Refiners ETF
..............
$ — $ — $ (997,758) $ (416,058)
Decline of the Retail Store ETF
.......
55,440 — (30,226,079) (178,344)
DJ Brookfield Global Infrastructure ETF
.
298,751 — (6,967,820) (18,954,970)
Equities for Rising Rates ETF
........
44,354 — (10,570,119) (1,712,448)
Global Listed Private Equity ETF
......
142,047 — (5,278,977) (2,253,914)
Hedge Replication ETF
.............
147,775 — (342,889) (1,205,669)
High Yield-Interest Rate Hedged
......
731,103 — (30,854,828) (13,300,853)
Inflation Expectations ETF
...........
189,893 — (6,731,305) 2,468,035
Investment Grade-Interest Rate Hedged 1,361,340 — (11,652,527) (30,494,992)
K-1 Free Crude Oil Strategy ETF
......
602,232 — — 11,655,438
Large Cap Core Plus
...............
471,407 — — 43,183,400
Long Online/Short Stores ETF
........
— — (62,182,398) (5,062,498)
Merger ETF
......................
93,143 — (175,742) 249,044
Metaverse ETF
...................
1,762 — (723,846) (844,095)
MSCI EAFE Dividend Growers ETF
....
387,103 — (8,485,103) (8,523,754)
MSCI Emerging Markets Dividend
Growers ETF
...................
159,699 — (5,366,992) (2,007,894)
MSCI Europe Dividend Growers ETF
...
7,270 — (1,411,155) (1,187,067)
MSCI Transformational Changes ETF
..
9,139 — (7,119,274) (1,555,558)
Nanotechnology ETF
...............
1,429 — (200,984) (529,618)
Nasdaq-100 Dorsey Wright Momentum
ETF
..........................
— — (7,635,400) 726,280
On-Demand ETF
..................
4,786 — (505,426) (549,247)
Online Retail ETF
.................
— — (330,386,110) (60,993,860)
Pet Care ETF
....................
41,491 — (50,200,110) (51,548,531)
Russell 2000 Dividend Growers ETF
...
2,036,389 — (87,857,101) (55,456,303)
Russell U.S. Dividend Growers ETF
....
26,440 — (482,602) (1,142,297)
S&P 500
®
Dividend Aristocrats ETF
....
26,256,317 — (290,807,463) (60,353,099)
S&P 500
®
Ex-Energy ETF
...........
54,072 — (515,218) 432,604
S&P 500
®
Ex-Financials ETF
.........
51,149 — (249,959) (428,276)
S&P 500
®
Ex-Health Care ETF
........
23,784 — (82,242) 6,186
S&P 500
®
Ex-Technology ETF
........
69,948 — (575,259) (2,047,662)
S&P Global Core Battery Metals ETF
...
8,939 — (67,487) (790,935)
S&P Kensho Cleantech ETF
.........
— — (787,324) (2,949,612)
S&P Kensho Smart Factories ETF
.....
377 — (608,302) (128,375)
S&P MidCap 400
®
Dividend Aristocrats
ETF
..........................
4,595,490 — (1,096,286) (64,208,547)
S&P Technology Dividend Aristocrats
ETF
..........................
292,895 — (2,439,816) (7,735,695)
Smart Materials ETF
...............
52 — (347,719) (358,880)
Supply Chain Logistics ETF
..........
22,235 — (48,495) (211,917)
No Expiration Date
A
Big Data Refiners ETF
..........................................................................
$ 990,001
Decline of the Retail Store ETF
...................................................................
30,226,079
DJ Brookfield Global Infrastructure ETF
.............................................................
6,967,820
Equities for Rising Rates ETF
....................................................................
10,570,119
Global Listed Private Equity ETF
..................................................................
5,278,977
Hedge Replication ETF
.........................................................................
342,889
High Yield-Interest Rate Hedged
..................................................................
30,854,828

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 203
PROSHARES TRUST
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2023:
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
No Expiration Date
A
Inflation Expectations ETF
.......................................................................
$ 6,731,305
Investment Grade-Interest Rate Hedged
............................................................
11,652,527
Long Online/Short Stores ETF
....................................................................
62,163,071
Merger ETF
..................................................................................
175,742
Metaverse ETF
...............................................................................
723,846
MSCI EAFE Dividend Growers ETF
................................................................
8,485,103
MSCI Emerging Markets Dividend Growers ETF
......................................................
5,366,992
MSCI Europe Dividend Growers ETF
...............................................................
1,411,155
MSCI Transformational Changes ETF
..............................................................
7,119,274
Nanotechnology ETF
...........................................................................
200,984
Nasdaq-100 Dorsey Wright Momentum ETF
.........................................................
7,634,127
On-Demand ETF
..............................................................................
505,426
Online Retail ETF
.............................................................................
330,227,749
Pet Care ETF
................................................................................
50,200,110
Russell 2000 Dividend Growers ETF
...............................................................
87,857,101
Russell U.S. Dividend Growers ETF
................................................................
482,602
S&P 500
®
Dividend Aristocrats ETF
................................................................
290,807,463
S&P 500
®
Ex-Energy ETF
.......................................................................
515,218
S&P 500
®
Ex-Financials ETF
.....................................................................
249,959
S&P 500
®
Ex-Health Care ETF
....................................................................
82,242
S&P 500
®
Ex-Technology ETF
....................................................................
575,259
S&P Global Core Battery Metals ETF
...............................................................
67,487
S&P Kensho Cleantech ETF
.....................................................................
782,865
S&P Kensho Smart Factories ETF
.................................................................
608,302
S&P MidCap 400
®
Dividend Aristocrats ETF
.........................................................
1,096,286
S&P Technology Dividend Aristocrats ETF
...........................................................
2,439,816
Smart Materials ETF
...........................................................................
347,719
Supply Chain Logistics ETF
......................................................................
48,495
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Big Data Refiners ETF $ — $ 7,757
Decline of the Retail Store ETF 5,184 —
Hedge Replication ETF 78,352 —
High Yield-Interest Rate Hedged 1,058,156 —
Investment Grade-Interest Rate Hedged 4,703,914 —
Long Online/Short Stores ETF — 19,327
Merger ETF 2,941,195 —
MSCI Emerging Markets Dividend Growers ETF 58,429 —
Nanotechnology ETF 42,552 —
Nasdaq-100 Dorsey Wright Momentum ETF 72,478 1,273
On-Demand ETF 16,580 —
Online Retail ETF — 158,361
S&P Kensho Cleantech ETF — 4,459
S&P Kensho Smart Factories ETF 5,853 —

204 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund subject to an expense limitation, as outlined in the table below (the
“Capped Funds”), pursuant to an Investment Advisory Agreement. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Man-
agement Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as nego-
tiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, over-
seeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and
preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 205
PROSHARES TRUST
For the year ended May 31, 2024, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to ex-
ceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of re-
coupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoupment of prior expenses waived and/or reimbursed by Advisor”. As of May 31, 2024, no commitment or contingent liability is expected.
The amounts eligible for recoupment and the date of expiration are as follows:
The Advisor also serves as the investment adviser to each Fund not subject to an expense limitation as outlined below (the “Uni-
tary Fee Funds”) pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a
monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management ser-
vices. The Advisor is responsible for substantially all other expenses of the Unitary Fee Funds except, generally, interest expenses, taxes, brokerage and other transaction costs, legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The following funds have a unitary fee: ProShares Big Data Refiners ETF (0.58%), ProShares Decline of the Retail Store ETF
(0.65%), ProShares DJ Brookfield Global Infrastructure ETF (0.45%), ProShares Equities for Rising Rates ETF (0.35%), ProShares
High Yield-Interest Rate Hedged (0.50%), ProShares Investment Grade — Interest Rate Hedged (0.30%), ProShares K-1 Free Crude
Oil Strategy ETF (0.65%), ProShares Large Cap Core Plus (0.45%), ProShares Long Online/Short Stores ETF (0.65%), ProShares
Metaverse ETF (0.58%), ProShares MSCI EAFE Dividend Growers ETF (0.50%), ProShares MSCI Emerging Markets Dividend
Growers ETF (0.60%), ProShares MSCI Europe Dividend Growers ETF (0.55%), ProShares MSCI Transformational Changes ETF
(0.45%), ProShares Nanotechnology (0.58%), ProShares Nasdaq-100 Dorsey Wright Momentum ETF (0.58%), ProShares Nas-
daq-100 High Income ETF (0.55%),  ProShares On-Demand ETF (0.58%), ProShares Online Retail ETF (0.58%), ProShares Pet Care
ETF (0.50%), ProShares Russell 2000 Dividend Growers ETF (0.40%), ProShares Russell U.S. Dividend Growers ETF (0.35%), Pro-
Shares S&P 500
®
Dividend Aristocrats ETF (0.35%), ProShares S&P 500
®
Ex-Energy ETF (0.13%), ProShares S&P 500
®
Ex-Finan-
cials ETF (0.13%), ProShares S&P 500
®
Ex-Health Care ETF (0.13%), ProShares S&P 500
®
Ex-Technology ETF (0.13%), ProShares
S&P 500
®
 High Income ETF (0.55%),  ProShares S&P Global Core Battery Metals ETF (0.58%), ProShares S&P Kensho Cleantech
ETF (0.58%), ProShares S&P Kensho Smart Factories ETF (0.58%), ProShares S&P MidCap 400
®
Dividend Aristocrats ETF (0.40%),
ProShares S&P Technology Dividend Aristocrats ETF (0.45%), ProShares Smart Materials (0.58%) and ProShares Supply Chain
Logistics ETF (0.58%).
Fund
A
Investment
Advisory
Fee Rate
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Global Listed Private Equity
ETF
..................
0.50% 0.10% $ 44,114 $ 8,823 $ 98,801 0.60 % September 30, 2024
Hedge Replication ETF *
....
0.75 0.10 230,091 30,678 44,383 0.95 September 30, 2024
Inflation Expectations ETF
..
0.55 0.10 163,152 29,664 10,108 0.30 September 30, 2024
Merger ETF *
.............
0.75 0.10 105,632 14,084 33,001 0.75 September 30, 2024
* In addition to the expense limitations disclosed above, the Advisor has entered into an Advisory Fee Waiver Agreement for each Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the
Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the
Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor.
Expires September 30,
Fund 2024 2025 2026 2027 2028 2029
Total Amount
Eligible for
Recoupment
Global Listed Private Equity ETF
...
$ 124,461 $ 153,246 $ 149,156 $ 150,756 $ 151,194 $ 105,598 $ 834,411
Hedge Replication ETF
..........
212,474 210,955 347,389 428,312 466,047 166,700 1,831,877
Inflation Expectations ETF
........
202,598 213,190 209,329 326,793 279,450 130,242 1,361,602
Merger ETF
...................
141,587 151,118 181,794 260,386 155,469 102,224 992,578

206 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The Advisor has contractually agreed to waive investment advisory and management services fees to the extent total annual op-
erating expenses before waivers and expense reimbursements, as a percentage of average daily net assets, exceed 0.09% through
September 30, 2024 for each of the following funds for the amounts as follows: ProShares S&P 500
®
Ex-Energy ETF ($17,764),
ProShares S&P 500
®
Ex-Financials ETF ($20,473), ProShares S&P 500
®
Ex-Health Care ETF ($7,835) and ProShares S&P 500
®
Ex-Technology ETF ($17,955). These waivers are non-recoupable. After such date, the expense limitation may be terminated or revised by the Advisor.
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees”.
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees”. Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian Fees”.
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees”.
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Statements of Operations as “Trustees Fees”.
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 207
PROSHARES TRUST
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:
11. Investment Transactions
For the year ended May 31, 2024, the cost of securities purchased and proceeds from sales of securities (U.S. government securi-
ties for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were:
12. In-Kind Transactions
During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares
(redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the
Funds recorded net realized gains and losses in connection with each transaction.
For the periods ended
A
Year Ended
May 31, 2024
A
Year Ended
May 31, 2023
A
Big Data Refiners ETF
.............................................................
$ — $ 117
High Yield-Interest Rate Hedged
.....................................................
1,538 —
Inflation Expectations ETF
..........................................................
12,149 16,687
Investment Grade-Interest Rate Hedged
...............................................
66,775 64,150
Merger ETF
.....................................................................
1,796 —
MSCI Transformational Changes ETF
.................................................
1,493 2,707
Nanotechnology ETF
..............................................................
385 —
S&P Global Core Battery Metals ETF
..................................................
— 3,200
Fund
A
Purchases
A
Sales
A
Big Data Refiners ETF
..............................................................
$ 1,484,275 $ 1,500,596
DJ Brookfield Global Infrastructure ETF
.................................................
15,568,578 14,084,943
Equities for Rising Rates ETF
........................................................
38,008,428 50,020,858
Global Listed Private Equity ETF
......................................................
1,627,439 2,140,236
Hedge Replication ETF
.............................................................
2,741,586 3,676,841
High Yield-Interest Rate Hedged
......................................................
75,749,214 70,974,842
Investment Grade-Interest Rate Hedged
................................................
170,127,336 198,802,458
Large Cap Core Plus
...............................................................
239,618,134 218,087,373
Long Online/Short Stores ETF
........................................................
16,237,250 16,243,387
Merger ETF
......................................................................
24,571,453 33,220,564
Metaverse ETF
...................................................................
3,339,154 3,344,732
MSCI EAFE Dividend Growers ETF
....................................................
31,339,351 31,793,373
MSCI Emerging Markets Dividend Growers ETF
..........................................
11,860,733 14,074,818
MSCI Europe Dividend Growers ETF
...................................................
2,583,842 2,572,942
MSCI Transformational Changes ETF
..................................................
3,545,601 7,272,855
Nanotechnology ETF
...............................................................
2,790,145 1,490,511
Nasdaq-100 Dorsey Wright Momentum ETF
.............................................
14,401,285 14,419,095
Nasdaq-100 High Income ETF
........................................................
18,163,400 414,013
On-Demand ETF
..................................................................
188,832 198,989
Online Retail ETF
.................................................................
79,468,699 79,416,768
Pet Care ETF
....................................................................
58,288,040 58,142,669
Russell 2000 Dividend Growers ETF
...................................................
348,068,510 347,638,333
Russell U.S. Dividend Growers ETF
....................................................
2,063,064 2,102,640
S&P 500
®
Dividend Aristocrats ETF
....................................................
2,385,137,849 2,382,192,368
S&P 500
®
Ex-Energy ETF
...........................................................
1,670,795 1,552,480
S&P 500
®
Ex-Financials ETF
.........................................................
2,013,804 1,766,010
S&P 500
®
Ex-Health Care ETF
........................................................
737,301 725,442
S&P 500
®
Ex-Technology ETF
........................................................
3,705,268 3,329,144
S&P 500
®
High Income ETF
..........................................................
115,030,228 3,612,710
S&P Global Core Battery Metals ETF
...................................................
1,348,067 1,355,742
S&P Kensho Cleantech ETF
.........................................................
1,840,495 1,856,756
S&P Kensho Smart Factories ETF
.....................................................
284,177 286,590
S&P MidCap 400
®
Dividend Aristocrats ETF
.............................................
647,356,736 509,418,098
S&P Technology Dividend Aristocrats ETF
...............................................
57,500,897 57,074,593
Smart Materials ETF
...............................................................
713,356 704,125
Supply Chain Logistics ETF
..........................................................
441,511 480,390

208 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For the year ended May 31, 2024, the fair value of the securities transferred for redemptions, and the net realized gains (losses)
recorded in connection with the transactions were as follows:
In addition, during the year, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2024, the fair value of the securities received for subscriptions were as follows:
13. Basis of Consolidation
The accompanying Consolidated Schedule of Portfolio Investments, Consolidated Statement of Assets and Liabilities, Consoli-
dated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of Pro-
Shares K-1 Free Crude Oil Strategy ETF includes the account of ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of ProShares K-1 Free Crude Oil Strategy ETF, which primarily invests in commodity-related instruments. The Subsid-
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
DJ Brookfield Global Infrastructure ETF
..............................................
$ 42,152,656 $ 4,238,916
Equities for Rising Rates ETF
.....................................................
22,054,639 1,282,279
Global Listed Private Equity ETF
...................................................
1,620,253 (12,879)
High Yield-Interest Rate Hedged
...................................................
7,649,094 (169,475)
Investment Grade-Interest Rate Hedged
.............................................
31,186,965 1,244,712
Large Cap Core Plus
............................................................
75,759,233 21,552,565
Long Online/Short Stores ETF
.....................................................
15,586,826 2,872,740
Metaverse ETF
................................................................
3,588,127 807,261
MSCI EAFE Dividend Growers ETF
.................................................
19,485,463 2,925,861
MSCI Emerging Markets Dividend Growers ETF
.......................................
809,840 34,546
MSCI Europe Dividend Growers ETF
................................................
2,388,684 418,336
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................
2,274,158 478,770
Online Retail ETF
..............................................................
35,448,757 6,498,463
Pet Care ETF
.................................................................
27,914,072 1,441,704
Russell 2000 Dividend Growers ETF
................................................
129,894,663 21,697,708
Russell U.S. Dividend Growers ETF
.................................................
3,619,572 379,429
S&P 500
®
Dividend Aristocrats ETF
.................................................
968,178,722 282,784,864
S&P 500
®
Ex-Energy ETF
........................................................
921,399 227,363
S&P 500
®
Ex-Financials ETF
......................................................
5,725,068 1,459,950
S&P 500
®
Ex-Health Care ETF
.....................................................
1,860,222 484,381
S&P 500
®
Ex-Technology ETF
.....................................................
5,004,006 946,370
S&P 500
®
High Income ETF
.......................................................
658,799 52,783
S&P Kensho Cleantech ETF
......................................................
1,135,894 2,231
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................
352,254,666 78,720,571
S&P Technology Dividend Aristocrats ETF
............................................
48,140,728 11,042,938
Fund
A
Fair Value
A
Big Data Refiners ETF
...........................................................................
$ 3,238,212
DJ Brookfield Global Infrastructure ETF
..............................................................
20,113,960
Equities for Rising Rates ETF
.....................................................................
3,021,735
Global Listed Private Equity ETF
...................................................................
2,026,104
High Yield-Interest Rate Hedged
...................................................................
21,581,452
Investment Grade-Interest Rate Hedged
.............................................................
35,212,174
Large Cap Core Plus
............................................................................
13,161,863
Long Online/Short Stores ETF
.....................................................................
819,951
Merger ETF
...................................................................................
7,008,785
Metaverse ETF
................................................................................
2,299,776
Nanotechnology ETF
............................................................................
1,159,449
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................................
1,080,066
Nasdaq-100 High Income ETF
.....................................................................
1,650,464
Online Retail ETF
..............................................................................
8,329,325
Russell 2000 Dividend Growers ETF
................................................................
28,679,278
S&P 500
®
Dividend Aristocrats ETF
.................................................................
769,482,501
S&P 500
®
Ex-Energy ETF
........................................................................
6,500,327
S&P 500
®
Ex-Financials ETF
......................................................................
16,917,508
S&P 500
®
Ex-Health Care ETF
.....................................................................
1,905,145
S&P 500
®
Ex-Technology ETF
.....................................................................
19,433,198
S&P 500
®
High Income ETF
.......................................................................
11,833,609
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................................
48,094,401
S&P Technology Dividend Aristocrats ETF
............................................................
104,163,225

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 209
PROSHARES TRUST
iary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements.
The Fund will invest a significant portion of its total assets in its Subsidiary. As of May 31, 2024, the net assets of ProShares
Cayman Crude Oil Strategy Portfolio were 17.64% of the net assets of ProShares K-1 Free Crude Oil Strategy ETF. Intercompany ac-
counts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to ProShares K-1 Free Crude Oil Strategy ETF, except that the Subsidiary may invest without limitation in commodi-
ty-related instruments.
14. Share Splits
Effective April 10, 2024, each of ProShares S&P 500 Ex-Health Care, ProShares S&P 500 Ex-Energy ETF and ProShares S&P 500
Ex-Financials ETF, underwent a 2-for-1 share split.
The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits.
15. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds may obtain investment exposure through derivatives (including investing in futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in secu-
rities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3)
credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impos-
sible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of de-
rivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Long/Short Risk
Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on a Fund’s long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environ-
ments that are adverse to its long positions than funds that do not employ such leverage.

210 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Correlation Risk
There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or the inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, ex-
penses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infre-
quent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a
Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
Industry Concentration Risk
An Index tracked by a Fund may have a significant position of its value in issuers in an industry or group of industries. As such, a Fund would allocate its investments to approximately the same extent as the Index. As a result, a Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Foreign Currency Risk
Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign cur-
rency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 211
PROSHARES TRUST
Debt Instrument Risk
Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (includ-
ing a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Breakeven Inflation Investing Risk
ProShares Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the perfor-
mance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and dura-
tion-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of infla-
tion” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the under-
lying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS
(Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund
will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of ac-
tual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares K-1 Free Crude Oil Strategy
ETF and its Subsidiary are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Fund's and its shareholders. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with its Subsidiary.
Risks Associated with the Use of Crude Oil Futures Contracts
ProShares K-1 Free Crude Oil Strategy ETF obtains investment exposure through commodity futures and does not invest di-
rectly in physical commodities. ProShares K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current
“spot” or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.
Commodity Market Risk
The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market’s expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and

212 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators’ and/or investor’s demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strength-
ening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.
Rolling Futures Contract Risk
ProShares K-1 Free Crude Oil Strategy ETF (through its investment in the Subsidiary) has exposure to futures contracts and is subject to risks related to “rolling” of such contracts. The Fund does not intend to hold futures contracts through their expira-
tion date, but instead intends to “roll” its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as
“contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund.
Risks Specific to the Crude Oil Markets
Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil produc-
ing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers. Contempora-
neous with the onset of the COVID-19 pandemic in the U.S., crude oil markets experienced shocks to the supply of and demand for crude oil. This led to an oversupply of crude oil, which impacted the price of crude oil and futures contracts on crude oil and caused historic volatility in the market for crude oil and crude oil futures contracts. In April 2020, these market conditions contributed to a period of “extraordinary contango” that resulted in a negative price in the May 2020 WTI crude oil futures contract. If all or a significant portion of the futures contracts held by the Fund at a future date were to reach a negative price, investors in the Fund could lose their entire investment.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of the futures in which the Fund invests may fluctuate widely as a result of the conflict and related events.
How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have significant impact on the Fund’s performance, and the value of an investment in the
Fund may decline significantly.
Exposure to Retailing Industry Risk
Retailing Industry Risk is the risk faced by companies in the retailing industry, including: changes in domestic and inter-
national economies, consumer confidence, disposable household income and spending, and consumer tastes and preferenc-
es; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government super-
vision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and
dependence on outside financing, which may be difficult to obtain.
Online Retail Companies Risk
Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business mod-
els, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemi-
nation of sensitive customer information or other proprietary data may negatively affect the financial performance of such

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 213
PROSHARES TRUST
companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, fail-
ure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.
Metaverse Companies Risk
The metaverse is a developing technology and is subject to risks associated with a developing technology which include, but are not limited to, small or limited markets for their securities, changes in business cycles, world economic growth, technolog-
ical progress, rapid obsolescence, and government regulation. Companies in metaverse-related businesses, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results.
These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. Such companies typically face intense competition and loss or impairment of intellectual property rights. There is no guarantee that the products or services produced by companies in metaverse related businesses will be successful.
Media and Entertainment Industry Risk
Media and entertainment companies within the Communication Services industry are impacted by the high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry. In addition, me-
dia and entertainment companies are challenged by the changing tastes, topical interests and discretionary income of their targeted consumers. With the advancement of streaming technology, sales of content through physical formats (such as DVD and Blu-ray) and traditional content delivery services (such as cable TV providers and satellite dish operators) are declining in popularity as consumers increasingly opt to purchase digital content that is customizable, less expensive and takes up less physical space. The media and entertainment industry is regulated and changes to rules regarding advertising and the content produced by media and entertainment companies can increase overall production and distribution costs.
Semiconductors and Semiconductor Equipment Industry Risk
The risks of investments in the industry include: intense competition, both domestically and internationally, including com-
petition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be sub-
stantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors sector may also be affected by risks that affect the broader technology sector, including: gov-
ernment regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and
a small number of companies representing a large portion of the technology sector as a whole.
Software and Services Industry Risk
The risks of investments in the industry include: competitive pressures, such as aggressive pricing (including fixed-rate pric-
ing), technological developments (including product-specific technological change), changing domestic demand, and the abil-
ity to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software and services industry may also be affected by risks that affect the broader information technology industry.
Battery Metals Investing Risk
Companies engaged in the battery metals mining industry are subject to the risks associated with mining activities. These risks include those related to changes in the price of battery metals, which may be the result of changing inflation expecta-
tions, currency fluctuations, speculation, and industrial, government and global consumer demand, among other factors. In addition, such companies may be particularly susceptible to disruptions in the supply chains and world events and economic conditions, including political risks of the countries where battery metals companies are located or do business. These compa-
nies may also face increased scrutiny from regulators and legislators considering the environmental impact of battery metal

214 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
mining. Finally, mining companies often engage in significant amounts of spending on exploration and development of min-
eral deposits which may involve significant financial risks over longer periods of time.
Unrelated Business Lines Risk
Companies in the Index may have significant business lines that are unrelated to the index theme. These unrelated busi-
ness lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to un-
derperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its battery metals related business line, it may negatively affect the performance of the company, the
Index and the Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 215
PROSHARES TRUST
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
16. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
17. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

216 :: REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PROSHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProShares Trust and Shareholders of each of the thirty-nine funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (thirty-nine of the funds constituting ProShares Trust, hereafter collectively referred to as the "Funds") as of May 31, 2024, the related statements of oper-
ations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and perform-
ing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
July 26, 2024
We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.
Big Data Refiners ETF(a)
Decline of the Retail Store ETF(a)
DJ Brookfield Global Infrastructure ETF(a)
Equities for Rising Rates ETF(a)
Global Listed Private Equity ETF(a)
Hedge Replication ETF(a)
High Yield-Interest Rate Hedged(a)
Inflation Expectations ETF(a)
Investment Grade-Interest Rate Hedged(a)
K-1 Free Crude Oil Strategy ETF(a)*
Large Cap Core Plus(a)
Long Online/Short Stores ETF(a)
Merger ETF(a)
Metaverse ETF(a)
MSCI EAFE Dividend Growers ETF(a)
MSCI Emerging Markets Dividend Growers ETF(a)
MSCI Europe Dividend Growers ETF(a)
MSCI Transformational Changes ETF(a)
Nanotechnology ETF(a)
Nasdaq-100 Dorsey Wright Momentum ETF(a)
Nasdaq-100 High Income ETF(b)
On-Demand ETF(a)
Online Retail ETF(a)
Pet Care ETF(a)
Russell 2000 Dividend Growers ETF(a)
Russell U.S. Dividend Growers ETF(a)
S&P 500
®
Dividend Aristocrats ETF(a)
S&P 500
®
Ex-Energy ETF(a)
S&P 500
®
Ex-Financials ETF(a)
S&P 500
®
Ex-Health Care ETF(a)
S&P 500
®
Ex-Technology ETF(a)
S&P 500
®
High Income ETF(c)
S&P Global Core Battery Metals ETF(d)
S&P Kensho Cleantech ETF(a)
S&P Kensho Smart Factories ETF(a)
S&P MidCap 400
®
Dividend Aristocrats ETF(a)
S&P Technology Dividend Aristocrats ETF(a)
Smart Materials ETF(a)
Supply Chain Logistics ETF(a)
(a) Statement of operations for the year ended May 31, 2024, and statement of changes in net assets for the years ended May 31, 2024 and 2023.
(b) Statement of operations and statement of changes in net assets for the period March 18, 2024 (commencement of investment operations) through May 31, 2024.
(c) Statement of operations and statement of changes in net assets for the period December 18, 2023 (commencement of investment operations) through May 31,
2024.
(d) Statement of operations for the year ended May 31, 2024, and statement of changes in net assets for the year ended May 31, 2024 and for the period November
29, 2022 (commencement of investment operations) through May 31, 2023.
* The financial statements are presented on a consolidated basis

MISC. INFORMATION (UNAUDITED) :: 217
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2023 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2023. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds desig-
nated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2023.
Pursuant to Section 853 of the Internal Revenue Code, the Funds may elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. In addition, these funds have derived net income from foreign countries. For the tax year ended
October 31, 2023, the following funds had foreign tax credit and foreign source income:
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2023, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds with Equalization
For the tax year ended October 31, 2023, the following Fund utilized equalization to offset long-term capital gains with the amounts stated below:
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Roomin Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com
Fund
Foreign
Tax Credit
Foreign
Source Income
MSCI EAFE Dividend Growers ETF
.....................................
$ 209,319 $ 2,159,424
MSCI Emerging Markets Dividend Growers ETF
...........................
72,322 377,303
MSCI Europe Dividend Growers ETF
....................................
26,365 26,373
S&P Global Core Battery Metals ETF
....................................
10,116 77,543
Supply Chain Logistics ETF
...........................................
11,101 82,311
Fund Long-Term
Large Cap Core Plus
.............................
$646,048

218 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of ProShares S&P 500 High Income ETF (on September 8, 2023) and ProShares Nasdaq-100 High Income
ETF (on March 15, 2024) approved by written consent (i) the Investment Advisory and Management Agreement between the Reg-
istrant and ProShare Advisors LLC with respect to each Fund; (ii) the Rule 12b-1 Distribution Plan with respect to each Fund; and
(iii) the Distribution Agreement between the Registrant and SEI Investments Distribution Co. with respect to each Fund, each as previously approved by the Registrant’s Board of Trustees with respect to each Fund.
Item 10. Renumeration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the fiscal year ended May 31, 2024, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management In-
vestment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares S&P 500 High Income ETF (the “New ETF”)
At a meeting held on June 8, 2023, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the initial ap-
proval of the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") between the Trust and ProShare
Advisors LLC (the "Advisor") with respect to the ProShares S&P 500 High Income ETF (the "New ETF").
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New ETF grows and whether fee levels reflect economies of scale, if any, for the benefit of New ETF share-
holders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETF. It was noted that certain of this information had previously been provided as part of the Annual 15c Response.
 The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New
ETF. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New ETF.
In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the
Advisor with respect to the New ETF; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primar-
ily responsible for providing investment advisory services to the New ETF; (iv) information regarding the proposed contractual fees with respect to the New ETF; (v) comparative industry fee data; (vi) information regarding the Advisor's trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) information regarding how the Advisor expects to monitor the New ETF's compliance with regulatory requirements and Trust procedures; and (ix) the
Advisor's reputation, expertise and resources.
The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETF.
In considering the Unitary Fee Agreement, the Board did not identify any particular factor that was most relevant to its consider-
ation to approve the Unitary Fee Agreement and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New ETF. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETF effectively. In particular, the Board considered the following:
the investment objective of the New ETF and the Advisor's description of the skills needed to manage the New ETF;
the key features of the New ETF, including the investment strategies of the New ETF, as well as the Advisor’s capabilities to manage the New ETF and develop creation and redemption baskets;

Form N-CSR – Items 8-11 (unaudited) :: 219
PROSHARES TRUST
the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETF;
the structure of the portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor;
the Advisor’s ability to monitor compliance with the Securities and Exchange Commission’s liquidity rule, derivatives rule and valuation requirements, among other things;
significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years; and
information regarding allocation of existing fund brokerage and the selection of counterparties for the existing Funds’
portfolio transactions.
The Board considered that the Advisor will oversee the operations of the New ETF, including oversight of the New ETF’s service providers, and will provide compliance services to the New ETF.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New ETF were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETF.
Comparison of Services and Fees
The Independent Trustees discussed the structure and amount of the proposed unitary fee for the New ETF. The Advisor presented information about the fairness and reasonableness of the fees proposed to be payable to the Advisor in light of the services to be provided to the New ETF by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, offering strategies similar to those of the New ETF.
The Board reviewed information prepared by an independent third-party consultant comparing management and expense infor-
mation for the New ETF to that of a peer group of funds (the “Peer Group”) selected by the consultant. The Board reviewed Peer
Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the New ETF to other funds with investment objectives most similar to the New ETF. The Board discussed the methodology used to prepare the com-
parative fee data for the New ETF and the potential limitations of such data. The Board noted the difficulty in compiling the Peer
Group because the consultant was unable to identify any other funds with substantially similar objectives and strategies. It was noted that the index that the New ETF will track is also new. Notwithstanding the inability to identify substantially similar funds, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s pro-
posed fees. The Board noted that the proposed contractual advisory fees for the New ETF are less than the average and median contractual advisory fees of the funds in the Peer Group, and that the total net expenses (subject to certain exclusions) were lower than the average and median expenses of the funds in the Peer Group.
The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that the New ETF’s unitary fee rate was reason-
able given the services proposed to be provided and the fees charged by other funds in the Peer Group.
Profitability
The Board noted that the New ETF had not yet started operations, so that it could not yet evaluate the Advisor’s profitability relat-
ed to the New ETF. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor’s profit margin, including the methodology used in the Advisor’s profitability analysis, and receive information provided by the
Advisor relating to its financial condition and overall profitability related to its management of the funds in the fund complex.
The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New ETF, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New ETF.

220 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Investment Performance of the Fund and the Advisor
The Trustees noted that the New ETF had not yet commenced operations and, therefore, there was no performance information for the New ETF to consider. The Trustees noted, however, the Advisor’s performance record in managing other ETFs that seek to track the performance of a securities index.
Economies of Scale
The Board considered the New ETF’s fee arrangements with the Advisor and noted that under the Unitary Fee Agreement the fee would stay the same as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New ETF’s operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on the New ETF’s normal operating expenses.
The Board also noted the Advisor’s representation that such an arrangement provided important distribution benefits for the New
ETF and addressed competitive pressures within the ETF industry.
Other Benefits
The Board also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New ETF but concluded that such benefits were not material to their considerations.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New ETF and its prospec-
tive shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for the New ETF were fair and reasonable.
ProShares Nasdaq-100 High Income ETF (the “New ETF”)
At a meeting held on March 14, 2024, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the initial approval of the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") between the Trust and ProShare
Advisors LLC (the "Advisor") with respect to the ProShares Nasdaq-100 High Income ETF (the "New ETF").
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New ETF grows and whether fee levels reflect economies of scale, if any, for the benefit of New ETF share-
holders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETF. It was noted that certain of this information had previously been provided as part of the Annual 15c Response.
The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New
ETF. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New ETF.
In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the
Advisor with respect to the New ETF; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primar-
ily responsible for providing investment advisory services to the New ETF; (iv) information regarding the proposed contractual fees with respect to the New ETF; (v) comparative industry fee data; (vi) information regarding the Advisor's trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) information regarding how the Advisor expects to monitor the New ETF's compliance with regulatory requirements and Trust procedures; and (ix) the
Advisor's reputation, expertise and resources.
The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETF.
In considering the Unitary Fee Agreement, the Board did not identify any particular factor that was most relevant to its consider-
ation to approve the Unitary Fee Agreement and each Trustee may have afforded different weight to the various factors.

Form N-CSR – Items 8-11 (unaudited) :: 221
PROSHARES TRUST
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New ETF. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETF effectively. In particular, the Board considered the following:
the investment objective of the New ETF and the Advisor's description of the skills needed to manage the New ETF;
the key features of the New ETF, including the investment strategies of the New ETF, as well as the Advisor’s capabilities to manage the New ETF and develop creation and redemption baskets;
the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETF;
the structure of the portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
 information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor's ability to manage the New ETF in a tax efficient manner.
The Board considered that the Advisor will oversee the operations of the New ETF, including oversight of the New ETF’s service providers, and will provide compliance services to the New ETF.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New ETF were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETF.
Comparison of Services and Fees
The Independent Trustees discussed the structure and amount of the proposed unitary fee for the New ETF. The Advisor presented information about the fairness and reasonableness of the fees proposed to be payable to the Advisor in light of the services to be provided to the New ETF by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, offering strategies similar to those of the New ETF.
The Board reviewed information prepared by an independent third-party consultant comparing management and expense infor-
mation for the New ETF to that of a peer group of funds (the “Peer Group”) selected by the consultant. The Board reviewed Peer
Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the New ETF to other funds with investment objectives most similar to the New ETF.
The Board discussed the methodology used to prepare the comparative fee data for the New ETF and the potential limitations of such data. The Board noted the difficulty in compiling the Peer Group because the consultant was unable to identify any other funds with substantially similar objectives and strategies. It was noted that the index that the New ETF will track is also new.
Notwithstanding the inability to identify substantially similar funds, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s proposed fees. The Board noted that the proposed contractual advisory fees for the New ETF are less than the average and median contractual advisory fees of the funds in the Peer Group, and that the total net expenses (subject to certain exclusions) were lower than the average and median expenses of the funds in the
Peer Group.

222 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that the New ETF’s unitary fee rate was reason-
able given the services proposed to be provided and the fees charged by other funds in the Peer Group.
Profitability
The Board noted that the New ETF had not yet started operations, so that it could not yet evaluate the Advisor’s profitability relat-
ed to the New ETF. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor’s profit margin, including the methodology used in the Advisor’s profitability analysis, and receive information provided by the
Advisor relating to its financial condition and overall profitability related to its management of the funds in the fund complex.
The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New ETF, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New ETF.
Investment Performance of the Fund and the Advisor
The Trustees noted that the New ETF had not yet commenced operations and, therefore, there was no performance information for the New ETF to consider. The Trustees noted, however, the Advisor’s performance record in managing other ETFs that seek to track the performance of a securities index.
Economies of Scale
The Board considered the New ETF’s fee arrangements with the Advisor and noted that under the Unitary Fee Agreement the fee would stay the same as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New ETF’s operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on the New ETF’s normal operating expenses.
The Board also noted the Advisor’s representation that such an arrangement provided important distribution benefits for the New
ETF and addressed competitive pressures within the ETF industry.
Other Benefits
The Board also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New ETF but concluded that such benefits were not material to their considerations.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New ETF and its prospec-
tive shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for the New ETF were fair and reasonable.

© 2023 ProShare Advisors LLC. All rights reserved.
PSSAN0524
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com
This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“S&P Merger Arbitrage”, “S&P 500
®
Dividend Aristocrats
®
”, “S&P Global Core Battery Metals Index”, “S&P Strategic Futures Index”, “S&P
MidCap 400
®
Dividend Aristocrats
®
”, “S&P Technology Dividend Aristocrats
®
”, certain “S&P Select Industry Indices”, “S&P 500
®
Ex-Energy
Index”, “S&P 500
®
Ex-Financials & Real Estate Index”, “S&P 500
®
Ex-Health Care Index”, “S&P 500
®
Ex-Information Technology Index” and
“Dow Jones Brookfield Global Infrastructure Composite Index” are products of S&P Dow Jones Indices LLC and its affiliates. The “Russell
2000
®
Dividend Growth Index” and “Russell 3000
®
Dividend Elite Index” are a trademark of Russell Investment Group. “MSCI EAFE Dividend
Masters Index”, “MSCI Europe Dividend Masters Index” and “MSCI Emerging Markets Dividend Masters Index” are service marks of MSCI.
“Credit Suisse 130/30 Large Cap Index
TM
” is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. “Merrill Lynch Factor
Model—Exchange Series”, “Merrill Lynch Factor Model
®
” and “Merrill Lynch International
TM
” are intellectual property of Merrill Lynch, Pierce,
Fenner & Smith Incorporated
TM
or its affiliates (“BofAML”). “Solactive
®
” is a trademark of Solactive AG, “CITI” is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. “LPX
®
Direct Listed Private Equity Index” and “LPX
®
”
are registered trademarks of LPX GmbH. “Bloomberg
®
”, “Bloomberg Commodity Index
SM
” and the names identifying each of the individual
Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”).
“FTSE Developed Europe All Cap Index” is a trademark of the FTSE International Limited (“FTSE”). All have been licensed for use by
ProShares. “FTSE
®
” is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International
Limited (“FTSE”) under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
ANNUAL FINANCIAL STATEMENTS
MAY 31, 2024
Short 7-10 Year Treasury TBX
Short 20+ Year Treasury TBF
Short Dow30
SM
DOG
Short Financials SEF
Short FTSE China 50 YXI
Short High Yield SJB
Short MidCap400 MYY
Short MSCI EAFE EFZ
Short MSCI Emerging Markets EUM
Short QQQ PSQ
Short Real Estate REK
Short Russell2000 RWM
Short S&P500
®
SH
Short SmallCap600 SBB
Ultra 7-10 Year Treasury UST
Ultra 20+ Year Treasury UBT
Ultra Communication Services* LTL
Ultra Consumer Discretionary* UCC
Ultra Consumer Staples* UGE
Ultra Dow30
SM
DDM
Ultra Energy* DIG
Ultra Financials* UYG
Ultra FTSE China 50 XPP
Ultra FTSE Europe UPV
Ultra Health Care* RXL
Ultra High Yield UJB
Ultra Industrials* UXI
Ultra Materials* UYM
Ultra MidCap400 MVV
Ultra MSCI Brazil Capped UBR
Ultra MSCI EAFE EFO
Ultra MSCI Emerging Markets EET
Ultra MSCI Japan EZJ
Ultra Nasdaq Biotechnology* BIB
Ultra Nasdaq Cloud Computing* SKYU
Ultra Nasdaq Cybersecurity* UCYB
Ultra QQQ QLD
Ultra Real Estate* URE
Ultra Russell2000 UWM
Ultra S&P500
®
SSO
Ultra Semiconductors USD
Ultra SmallCap600 SAA
Ultra Technology* ROM
Ultra Utilities* UPW
UltraPro Dow30
SM
* UDOW
UltraPro MidCap400* UMDD
UltraPro QQQ* TQQQ
UltraPro Russell2000* URTY
UltraPro S&P500
®
* UPRO
UltraPro Short 20+ Year Treasury* TTT
UltraPro Short Dow30
SM
* SDOW
UltraPro Short MidCap400* SMDD
UltraPro Short QQQ* SQQQ
UltraPro Short Russell2000* SRTY
UltraPro Short S&P500
®
* SPXU
UltraShort 7-10 Year Treasury* PST
UltraShort 20+ Year Treasury* TBT
UltraShort Consumer
Discretionary* SCC
UltraShort Consumer Staples* SZK
UltraShort Dow30
SM
* DXD
UltraShort Energy* DUG
UltraShort Financials* SKF
UltraShort FTSE China 50 FXP
UltraShort FTSE Europe EPV
UltraShort Health Care* RXD
UltraShort Industrials* SIJ
UltraShort Materials* SMN
UltraShort MidCap400* MZZ
UltraShort MSCI Brazil Capped BZQ
UltraShort MSCI EAFE EFU
UltraShort MSCI Emerging Markets EEV
UltraShort MSCI Japan EWV
UltraShort Nasdaq Biotechnology* BIS
UltraShort QQQ* QID
UltraShort Real Estate* SRS
UltraShort Russell2000 TWM
UltraShort S&P500
®
* SDS
UltraShort Semiconductors SSG
UltraShort SmallCap600* SDD
UltraShort Technology* REW
UltraShort Utilities* SDP
* A claim of exemption pursuant to the Commodity Futures Trading Commission (“CFTC”) Rule 4.7 has been made by the
Investment Adviser with respect to these funds. The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC.

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I Shareholder Letter
1 Schedule of Portfolio Investments
202 Statements of Assets and
Liabilities
220 Statements of Operations
238 Statements of Changes in
Net Assets
266 Financial Highlights
309 Notes to Financial Statements
339 Report of Independent Registered
Public Accounting Firm
340 Miscellaneous Information
341 Form N-CSR – Items 8-11

PROSHARES.COM :: I :: I
DEAR SHAREHOLDER:
Market and investor sentiment generally turned positive over the reporting period, though lingering concerns about infla-
tion, the timing of potential rate cuts, and other headwinds continue to influence markets. ProShares remains committed
to providing you, our investors, with an innovative array of products and services designed to help you achieve your invest-
ment objectives under a range of conditions. Following is the
ProShares Trust Annual Report for the 12 months ended May
31, 2024.
Interest Rates Remain High Amid Moderating Inflation
Combating elevated inflation and continuing to avoid a reces-
sion dominated much of U.S. economic policymaking during
the past 12 months. Early in the reporting period, during its
July meeting, the Federal Reserve increased short-term rates to a target range of 5.25% to 5.5%—and rates have not changed since then. With rates steady, inflationary pressures moder-
ated during the period, but inflation still remained elevated above the Federal Reserve’s 2% target. Chairman Powell said
in May that the Fed is “prepared to maintain the current target range” until the central bank has “greater confidence” that in-
flation is declining toward target.
The picture was similar outside the United States. The Euro-
pean Central Bank (ECB) and Bank of England raised inter-
est rates through last summer but left them on hold over the remainder of the reporting period. ECB President Christine
Lagarde commented in March that a June rate cut was possi-
ble but declined to predict further rate cuts afterward. The ECB did, in fact, go on to lower rates by 25 basis points in its June 6 policy announcement. The Bank of Japan, on the other hand,
raised its short-term rate to 0.1% in March.
Early Period Volatility Gives Way to New All-Time Highs
The reporting period can be divided into two segments in terms of market performance. Through late September, most U.S.
asset classes and financial markets experienced volatility, as investors tried to navigate elevated interest rates, high bond yields, and a resilient U.S. labor market. Through the rest of the period, however, markets rallied to record highs, with the
Dow Jones Industrial Average crossing 40,000 for the first
time in May. In the United States, the large-cap S&P 500® rose
28.2%, the Dow climbed 20.0%, and the tech-heavy Nasdaq-100
Index® rose 31.1%. Mid- and small-cap firms also posted strong results: The S&P MidCap 400® increased 26.0%, and the small-
cap Russell 2000 Index® gained 20.1%. All of the SP Sector and
Industry Indices posted gains, with the strongest performers being communication services (35.1%), financials (33.7%), in-
dustrials (29.8%), and technology (29.2%).
International equity markets also posted positive results for the period, though not quite as strong as U.S. domestic mar-
kets. The MSCI EAFE Index®, which tracks developed markets
outside North America, rose 18.5%, while the MSCI Emerg-
ing Markets Index® gained 12.4%. The MSCI Europe Index®
climbed 19.7%, and the MSCI Japan Index rose 18.6%. The nota-
ble exception to this strong performance was China, where the
FTSE China 50® posted weaker gains of 5.1%.
Bonds generated mixed performance over the period. The
Bloomberg U.S. Aggregate Bond Index gained just 1.3%. Lon-
ger duration meant weaker returns: The ICE U.S. Treasury 7-10
Year Bond Index declined 2.2%, and the ICE U.S. Treasury 20+
Year Bond Index lost 8.6%. High-yield corporate bonds, as mea-
sured by the Markit iBoxx $ Liquid High Yield Index, gained
10.9%, while their investment-grade peers gained 4.0%.
U.S. Economy Shows Continued Resilience
While conditions seemed to cool toward the end of the report-
ing period, the U.S. economy has continued to demonstrate
resilience. Strong GDP growth in the second half of 2023 mod-
erated somewhat at the start of 2024, with real GDP growth reg-
istering 1.3% in the first quarter. The U.S. unemployment rate also ticked up slightly over the period, but at 4.0%, it remains low by historical standards. The Bloomberg Dollar Spot Index was roughly flat for the period, rising by just 0.4%.
As markets responded to the dynamic conditions of the past
12 months—including uncertainty around the path of interest
rates and new outbreaks of geopolitical conflict—ProShares
investors found pockets of opportunity by tactically deploying

II :: PROSHARES.COM :: I
our inverse and leveraged ETFs. Amid the volatility early in the reporting period, small- and mid-cap funds gave investors ample opportunity to pursue daily gains or hedge against de-
clines. And as assets rallied later in the period, a variety of our leveraged strategies—particularly those related to technology—
may have boosted investor outcomes.
Many turn to ProShares ETFs for their breadth of investment
choices across diverse market segments, enabling investors to adapt their investments to the latest market views. We thank you for the trust and confidence you have placed in us by choos-
ing ProShares, and we appreciate the opportunity to continue serving your investment needs.
Sincerely,
Michael L. Sapir
Chairman of the Board of Trustees

SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2024 :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

SHORT 7-10 YEAR TREASURY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
TBX
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 89 .4%
Repurchase Agreements (a) — 79 .3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $15,515,122
(Cost $15,508,248) $ 15,508,248 $ 15,508,248
U.S. Treasury Obligations (b) — 10 .1%
U.S. Treasury Bills
5.31%, 8/8/2024 (c)
(Cost $1,980,189) 2,000,000 1,980,786
Total Short-Term Investments
(Cost $17,488,437) 17,489,034
Total Investments — 89.4%
(Cost $17,488,437) 17,489,034
Other assets less liabilities — 10.6% 2,077,567
Net Assets — 100.0% $ 19,566,601
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $255,508.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 577,886
Aggregate gross unrealized depreciation (1,962)
Net unrealized appreciation $ 575,924
Federal income tax cost $ 17,488,437
Futures Contracts Sold
Short 7-10 Year Treasury had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 5 9/19/2024 U.S. Dollar $ 544,844 $ (1,962)
Swap Agreements
a
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,759,066) 11/6/2024
Bank of
America NA (5.17)%
ICE U.S. Treasury
7-10 Year Bond Index 344,579 (343,807) (772) —
(6,667,429) 12/10/2024 Citibank NA (5.17)%
ICE U.S. Treasury
7-10 Year Bond Index 90,129 — — 90,129
(4,714,399) 12/10/2024
Goldman Sachs
International (5.26)%
ICE U.S. Treasury
7-10 Year Bond Index 142,581 — — 142,581
(19,140,894) 577,289
Total Unrealized
Appreciation
577,289
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
TBF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 98 .2%
Repurchase Agreements (a) — 57 .8%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $57,044,623
(Cost $57,019,364) $ 57,019,364 $ 57,019,364
U.S. Treasury Obligations (b) — 40 .4%
U.S. Treasury Bills
5.28%, 6/20/2024 (c)
(Cost $39,889,905) 40,000,000 39,900,644
Total Short-Term Investments
(Cost $96,909,269) 96,920,008
Total Investments — 98.2%
(Cost $96,909,269) 96,920,008
Other assets less liabilities — 1.8% 1,760,959
Net Assets — 100.0% $ 98,680,967
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,453,996.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,159,968
Aggregate gross unrealized depreciation (4,919,383)
Net unrealized appreciation $ 3,240,585
Federal income tax cost $ 96,909,269
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 19 9/19/2024 U.S. Dollar $ 2,212,906 $ (11,317)
Swap Agreements
a
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(20,292,055) 12/10/2024
Bank of
America NA (5.23)%
ICE U.S. Treasury
20+ Year Bond Index 249,002 (249,002) — —
(11,614,987) 11/6/2024
Barclays
Capital (5.26)%
ICE U.S. Treasury
20+ Year Bond Index (442,541) 442,541 — —
(11,273,866) 11/6/2024 Citibank NA (5.18)%
ICE U.S. Treasury
20+ Year Bond Index (4,465,525) 4,305,299 160,226 —
(10,924,633) 12/10/2024
Goldman Sachs
International (5.19)%
ICE U.S. Treasury
20+ Year Bond Index 94,346 (94,346) — —
(30,687,264) 11/6/2024
Morgan
Stanley & Co.
International plc (5.27)%
ICE U.S. Treasury
20+ Year Bond Index 1,370,702 (1,370,702) — —
(13,077,817) 11/6/2024
Societe
Generale (5.22)%
ICE U.S. Treasury
20+ Year Bond Index 6,435,179 (6,435,179) — —
(97,870,622) 3,241,163
Total Unrealized
Appreciation
8,149,229
Total Unrealized
Depreciation
(4,908,066)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
SHORT 20+ YEAR TREASURY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
TBF
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
DOG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 112 .2%
Repurchase Agreements (a) — 41 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $74,793,081
(Cost $74,759,962) $ 74,759,962 $ 74,759,962
U.S. Treasury Obligations (b) — 71 .1%
U.S. Treasury Bills
5.22%, 6/6/2024 (c) 30,000,000 29,986,895
5.17%, 7/5/2024 (c) 25,000,000 24,882,903
5.32%, 7/18/2024 (c) 25,000,000 24,835,849
5.31%, 8/8/2024 (c) 50,000,000 49,519,666
Total U.S. Treasury Obligations
(Cost $129,192,672) 129,225,313
Total Short-Term Investments
(Cost $203,952,634) 203,985,275
Total Investments — 112.2%
(Cost $203,952,634) 203,985,275
Liabilities in excess of other assets — (12.2%) (22,231,102)
Net Assets — 100.0% $ 181,754,173
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $31,309,595.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 154,971
Aggregate gross unrealized depreciation (22,718,926)
Net unrealized depreciation $ (22,563,955)
Federal income tax cost $ 203,952,634
Futures Contracts Sold
Short Dow30
SM
had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
DJIA CBOT E-Mini Index 26 6/21/2024 U.S. Dollar $ 5,042,830 $ 122,330
Swap Agreements
a
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(20,658,495) 3/6/2025
Bank of
America NA (5.83)%
Dow Jones Industrial
Average
SM
(2,281,111) 1,898,111 383,000 —
(32,960,745) 11/6/2025
Barclays
Capital (5.63)%
Dow Jones Industrial
Average
SM
(1,921,902) 1,921,902 — —
(3,791,259) 2/11/2025
BNP Paribas
SA (5.63)%
Dow Jones Industrial
Average
SM
(3,677,541) 3,677,541 — —
(24,488,441) 3/6/2025 Citibank NA (5.63)%
Dow Jones Industrial
Average
SM
(3,996,714) 3,996,714 — —
(22,747,556) 11/7/2024
Goldman Sachs
International (5.83)%
Dow Jones Industrial
Average
SM
(2,493,181) 2,493,181 — —
(24,565,813) 11/14/2024
Societe
Generale (5.73)%
Dow Jones Industrial
Average
SM
(4,463,405) 4,463,405 — —
(47,464,323) 11/7/2024 UBS AG (5.18)%
Dow Jones Industrial
Average
SM
(3,885,072) 3,833,072 52,000 —
(176,676,632) (22,718,926)
Total Unrealized
Depreciation
(22,718,926)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.
SHORT DOW30
~
SM
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
DOG
::
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: SHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
SEF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 128 .7%
Repurchase Agreements (a) — 69 .7%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $8,199,773
(Cost $8,196,143) $ 8,196,143 $ 8,196,143
U.S. Treasury Obligations (b) — 59 .0%
U.S. Treasury Bills
5.08%, 8/8/2024 (c)
(Cost $6,934,550) 7,000,000 6,932,753
Total Short-Term Investments
(Cost $15,130,693) 15,128,896
Total Investments — 128.7%
(Cost $15,130,693) 15,128,896
Liabilities in excess of other assets — (28.7%) (3,376,934)
Net Assets — 100.0% $ 11,751,962
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,180,238.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (3,345,377)
Net unrealized depreciation $ (3,345,377)
Federal income tax cost $ 15,130,693
Swap Agreements
a
Short Financials had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,025,825) 3/6/2025
Bank of
America NA (5.43)%
S&P Financial Select
Sector Index
f
(1,077,884) 1,077,884 — —
(233,142) 3/6/2026
Barclays
Capital (5.73)%
S&P Financial Select
Sector Index
f
(7,933) — — (7,933)
(2,346,280) 3/6/2026
BNP Paribas
SA (5.63)%
S&P Financial Select
Sector Index
f
(46,767) 46,767 — —
(302,316) 4/7/2025 Citibank NA (5.28)%
S&P Financial Select
Sector Index
f
(43,738) 43,738 — —
(2,112,625) 3/6/2025
Goldman Sachs
International (5.58)%
S&P Financial Select
Sector Index
f
(200,816) 189,155 — (11,661)
(3,219,409) 3/6/2025
Societe
Generale (5.73)%
S&P Financial Select
Sector Index
f
(1,943,895) 1,943,895 — —
(2,505,123) 1/26/2026 UBS AG (5.43)%
S&P Financial Select
Sector Index
f
(22,547) 22,547 — —
(11,744,720) (3,343,580)
Total Unrealized
Depreciation
(3,343,580)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

SHORT FTSE CHINA 50 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
YXI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 65 .2%
Repurchase Agreements (a) — 65 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $4,437,786
(Cost $4,435,822) $ 4,435,822 $ 4,435,822
Total Investments — 65.2%
(Cost $4,435,822) 4,435,822
Other assets less liabilities — 34.8% 2,366,628
Net Assets — 100.0% $ 6,802,450
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 739,588
Aggregate gross unrealized depreciation (486,036)
Net unrealized appreciation $ 253,552
Federal income tax cost $ 4,435,822
Swap Agreements
a
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(636,128) 11/14/2024
Bank of
America NA (3.83)%
iShares
®
China
Large-Cap ETF
f
79,236 (22,385) (2,852) 53,999
(444,178) 11/14/2024 Citibank NA (2.58)%
iShares
®
China
Large-Cap ETF
f
196,608 (196,608) — —
(3,287,873) 3/6/2025
Goldman Sachs
International (4.83)%
iShares
®
China
Large-Cap ETF
f
(272,460) — 272,460 —
(2,383,933) 11/14/2024
Societe
Generale (3.98)%
iShares
®
China
Large-Cap ETF
f
(213,576) — 213,576 —
(31,770) 11/14/2024 UBS AG (3.58)%
iShares
®
China
Large-Cap ETF
f
463,744 (457,691) (6,053) —
(6,783,882) 253,552
Total Unrealized
Appreciation
739,588
Total Unrealized
Depreciation
(486,036)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2024 :: SHORT HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
SJB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 112 .6%
Repurchase Agreements (a) — 20 .3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $19,278,069
(Cost $19,269,531) $ 19,269,531 $ 19,269,531
U.S. Treasury Obligations (b) — 92 .3%
U.S. Treasury Bills
5.08%, 8/8/2024 (c) 14,000,000 13,865,507
5.21%, 9/19/2024 (c) 50,000,000 49,215,412
5.28%, 11/21/2024 (c) 25,000,000 24,388,378
Total U.S. Treasury Obligations
(Cost $87,475,037) 87,469,297
Total Short-Term Investments
(Cost $106,744,568) 106,738,828
Total Investments — 112.6%
(Cost $106,744,568) 106,738,828
Liabilities in excess of other assets — (12.6%) (11,903,805)
Net Assets — 100.0% $ 94,835,023
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $20,383,663.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,093
Aggregate gross unrealized depreciation (12,023,859)
Net unrealized depreciation $ (12,016,766)
Federal income tax cost $ 106,744,568
Swap Agreements
a
Short High Yield had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(17,368,389) 3/6/2026
BNP Paribas
SA (3.33)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(98,452) 98,452 — —
(65,100,021) 3/6/2025 Citibank NA (2.58)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(11,302,532) 11,302,532 — —
(7,120,970) 11/7/2024
Goldman Sachs
International (2.33)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(583,296) 583,296 — —
(5,245,100) 1/26/2026 UBS AG (2.33)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(26,746) — 26,746 —
(94,834,480) (12,011,026)
Total Unrealized
Depreciation
(12,011,026)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

SHORT MIDCAP400 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
MYY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 93 .9%
Repurchase Agreements (a) — 93 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $5,112,939
(Cost $5,110,675) $ 5,110,675 $ 5,110,675
Total Investments — 93.9%
(Cost $5,110,675) 5,110,675
Other assets less liabilities — 6.1% 331,798
Net Assets — 100.0% $ 5,442,473
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 30,209
Aggregate gross unrealized depreciation (1,466,397)
Net unrealized depreciation $ (1,436,188)
Federal income tax cost $ 5,110,675
Futures Contracts Sold
Short MidCap400 had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P Midcap 400 E-Mini Index 2 6/21/2024 U.S. Dollar $ 598,380 $ 2,316
Swap Agreements
a
Short MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(826,252) 2/11/2025
Bank of
America NA (5.68)% S&P MidCap 400
®
(791,746) — 791,746 —
(507,086) 2/11/2025
BNP Paribas
SA (5.53)% S&P MidCap 400
®
(346,569) — 296,000 (50,569)
(1,282,630) 3/6/2025 Citibank NA (5.53)% S&P MidCap 400
®
(311,271) — 311,271 —
(554,812) 1/26/2026
Morgan
Stanley & Co.
International plc (5.13)% S&P MidCap 400
®
(16,811) — 16,811 —
(1,670,402) 11/14/2024
Societe
Generale (5.41)% S&P MidCap 400
®
27,893 — — 27,893
(4,841,182) (1,438,504)
Total Unrealized
Appreciation
27,893
Total Unrealized
Depreciation
(1,466,397)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: SHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
EFZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 132 .4%
Repurchase Agreements (a) — 36 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $7,499,554
(Cost $7,496,233) $ 7,496,233 $ 7,496,233
U.S. Treasury Obligations (b) — 96 .2%
U.S. Treasury Bills
5.29%, 6/27/2024 (c)
(Cost $19,924,239) 20,000,000 19,929,940
Total Short-Term Investments
(Cost $27,420,472) 27,426,173
Total Investments — 132.4%
(Cost $27,420,472) 27,426,173
Liabilities in excess of other assets — (32.4%) (6,718,770)
Net Assets — 100.0% $ 20,707,403
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,844,370.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,701
Aggregate gross unrealized depreciation (7,241,563)
Net unrealized depreciation $ (7,235,862)
Federal income tax cost $ 27,420,472
Swap Agreements
a
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,087,347) 11/14/2024 Citibank NA (4.93)%
iShares
®
MSCI EAFE
ETF
f
(594,617) 40,617 554,000 —
(10,451,085) 3/6/2025
Goldman Sachs
International (5.18)%
iShares
®
MSCI EAFE
ETF
f
(2,289,091) 2,289,091 — —
(3,876,834) 11/14/2024
Societe
Generale (4.83)%
iShares
®
MSCI EAFE
ETF
f
(2,097,622) 2,097,622 — —
(3,307,184) 3/6/2025 UBS AG (4.93)%
iShares
®
MSCI EAFE
ETF
f
(2,260,233) 2,170,356 — (89,877)
(20,722,450) (7,241,563)
Total Unrealized
Depreciation
(7,241,563)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT MSCI EMERGING MARKETS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
EUM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 87 .4%
Repurchase Agreements (a) — 54 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $8,376,667
(Cost $8,372,958) $ 8,372,958 $ 8,372,958
U.S. Treasury Obligations (b) — 32 .5%
U.S. Treasury Bills
5.31%, 8/8/2024 (c)
(Cost $4,950,473) 5,000,000 4,951,966
Total Short-Term Investments
(Cost $13,323,431) 13,324,924
Total Investments — 87.4%
(Cost $13,323,431) 13,324,924
Other assets less liabilities — 12.6% 1,926,001
Net Assets — 100.0% $ 15,250,925
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $530,824.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,493
Aggregate gross unrealized depreciation (1,034,756)
Net unrealized depreciation $ (1,033,263)
Federal income tax cost $ 13,323,431
Swap Agreements
a
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,106,271) 3/6/2025
Bank of
America NA (4.53)%
iShares
®
MSCI
Emerging Markets
ETF
f
(138,507) — 138,507 —
(1,365,126) 11/14/2024 Citibank NA (4.78)%
iShares
®
MSCI
Emerging Markets
ETF
f
(124,209) — 124,209 —
(3,394,868) 3/6/2025
Goldman Sachs
International (4.98)%
iShares
®
MSCI
Emerging Markets
ETF
f
(37,411) — 37,411 —
(507,979) 11/14/2024
Morgan
Stanley & Co.
International plc (4.78)%
iShares
®
MSCI
Emerging Markets
ETF
f
(15,717) — 15,717 —
(2,533,370) 11/14/2024
Societe
Generale (3.93)%
iShares
®
MSCI
Emerging Markets
ETF
f
(698,534) 11,660 686,874 —
(349,168) 3/6/2025 UBS AG (4.23)%
iShares
®
MSCI
Emerging Markets
ETF
f
(20,378) — 20,378 —
(15,256,782) (1,034,756)
Total Unrealized
Depreciation
(1,034,756)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2024 :: SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
PSQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 139 .4%
Repurchase Agreements (a) — 11 .6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $65,980,027
(Cost $65,950,811) $ 65,950,811 $ 65,950,811
U.S. Treasury Obligations (b) — 127 .8%
U.S. Treasury Bills
5.22%, 6/6/2024 (c) 30,000,000 29,986,895
5.32%, 6/13/2024 (c) 50,000,000 49,926,945
5.28%, 6/20/2024 (c) 100,000,000 99,751,611
5.17%, 7/5/2024 (c) 30,000,000 29,859,483
5.30%, 7/9/2024 (c) 125,000,000 124,342,031
4.91%, 7/11/2024 (c) 100,000,000 99,444,250
5.32%, 7/18/2024 (c) 50,000,000 49,671,698
5.21%, 9/19/2024 (c) 150,000,000 147,646,238
5.28%, 11/21/2024 (c) 100,000,000 97,553,512
Total U.S. Treasury Obligations
(Cost $728,110,393) 728,182,663
Total Short-Term Investments
(Cost $794,061,204) 794,133,474
Total Investments — 139.4%
(Cost $794,061,204) 794,133,474
Liabilities in excess of other assets — (39.4%) (224,326,464)
Net Assets — 100.0% $ 569,807,010
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $262,859,543.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 124,630
Aggregate gross unrealized depreciation (235,762,422)
Net unrealized depreciation $ (235,637,792)
Federal income tax cost $ 794,061,204
Futures Contracts Sold
Short QQQ had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 50 6/21/2024 U.S. Dollar $ 18,591,000 $ (13,719)

See accompanying notes to the financial statements.
SHORT QQQ :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
PSQ
::
Swap Agreements
a
Short QQQ had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(46,267,478) 3/6/2025
Bank of
America NA (5.83)% Nasdaq-100 Index
®
(23,621,620) 23,621,620 — —
(79,411,009) 11/6/2025
Barclays
Capital (5.63)% Nasdaq-100 Index
®
(13,649,691) 13,649,691 — —
(71,310,493) 11/6/2025
BNP Paribas
SA (5.73)% Nasdaq-100 Index
®
(19,865,657) 19,865,657 — —
(19,000,066) 11/6/2025 Citibank NA (5.68)% Nasdaq-100 Index
®
(14,412,085) 14,412,085 — —
(87,455,915) 11/7/2024
Goldman Sachs
International (5.83)% Nasdaq-100 Index
®
(31,222,123) 31,152,952 69,171 —
(48,250,900) 4/7/2025
J.P. Morgan
Securities (5.63)% Nasdaq-100 Index
®
(5,248,971) 5,248,971 — —
(28,676,198) 4/10/2025
Morgan
Stanley & Co.
International plc (5.13)% Nasdaq-100 Index
®
(8,641,315) 8,641,315 — —
(86,936,888) 11/14/2024
Societe
Generale (6.03)% Nasdaq-100 Index
®
(69,809,302) 69,809,302 — —
(83,873,299) 11/7/2024 UBS AG (5.48)% Nasdaq-100 Index
®
(49,225,579) 49,225,579 — —
(551,182,246) (235,696,343)
Total Unrealized
Depreciation
(235,696,343)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: SHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
REK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 123 .5%
Repurchase Agreements (a) — 84 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $15,259,477
(Cost $15,252,718) $ 15,252,718 $ 15,252,718
U.S. Treasury Obligations (b) — 38 .6%
U.S. Treasury Bills
5.08%, 8/8/2024 (c)
(Cost $6,934,550) 7,000,000 6,932,753
Total Short-Term Investments
(Cost $22,187,268) 22,185,471
Total Investments — 123.5%
(Cost $22,187,268) 22,185,471
Liabilities in excess of other assets — (23.5%) (4,223,314)
Net Assets — 100.0% $ 17,962,157
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,404,302.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (4,185,667)
Net unrealized depreciation $ (4,185,667)
Federal income tax cost $ 22,187,268
Swap Agreements
a
Short Real Estate had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,163,675) 3/6/2025
Bank of
America NA (5.68)%
S&P Real Estate
Select Sector Index
f
(301,986) 301,986 — —
(3,533,900) 3/6/2025
BNP Paribas
SA (5.63)%
S&P Real Estate
Select Sector Index
f
(2,216,694) 2,216,694 — —
(1,963,795) 4/7/2025 Citibank NA (5.23)%
S&P Real Estate
Select Sector Index
f
(62,989) 62,989 — —
(1,113,842) 3/6/2025
Goldman Sachs
International (5.58)%
S&P Real Estate
Select Sector Index
f
(505,154) 505,154 — —
(5,253,921) 3/6/2025
Societe
Generale (5.68)%
S&P Real Estate
Select Sector Index
f
(875,412) 875,412 — —
(2,931,819) 3/6/2025 UBS AG (4.98)%
S&P Real Estate
Select Sector Index
f
(221,635) 221,635 — —
(17,960,952) (4,183,870)
Total Unrealized
Depreciation
(4,183,870)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

SHORT RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
RWM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 117 .3%
Repurchase Agreements (a) — 46 .6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $78,017,652
(Cost $77,983,106) $ 77,983,106 $ 77,983,106
U.S. Treasury Obligations (b) — 70 .7%
U.S. Treasury Bills
5.30%, 7/9/2024 (c) 25,000,000 24,868,406
5.32%, 7/18/2024 (c) 20,000,000 19,868,679
5.21%, 9/19/2024 (c) 75,000,000 73,823,118
Total U.S. Treasury Obligations
(Cost $118,562,252) 118,560,203
Total Short-Term Investments
(Cost $196,545,358) 196,543,309
Total Investments — 117.3%
(Cost $196,545,358) 196,543,309
Liabilities in excess of other assets — (17.3%) (29,038,781)
Net Assets — 100.0% $ 167,504,528
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $42,951,297.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 330,653
Aggregate gross unrealized depreciation (31,516,035)
Net unrealized depreciation $ (31,185,382)
Federal income tax cost $ 196,545,358
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000 E-Mini Index 73 6/21/2024 U.S. Dollar $ 7,576,670 $ 146,026
Swap Agreements
a
Short Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(19,179,755) 11/6/2025
Bank of
America NA (5.18)% Russell 2000
®
Index 56,010 (56,010) — —
(21,893,695) 11/6/2025
Barclays
Capital (5.53)% Russell 2000
®
Index (8,145,808) 8,145,808 — —
(15,946,211) 2/11/2025
BNP Paribas
SA (5.23)% Russell 2000
®
Index (9,927,137) 9,927,137 — —
(22,160,742) 3/6/2025 Citibank NA (5.14)% Russell 2000
®
Index (5,952,207) 5,952,207 — —
(47,924,404) 11/7/2024
Goldman Sachs
International (5.48)% Russell 2000
®
Index (2,350,267) 2,350,267 — —
(14,927,707) 1/26/2026
Morgan
Stanley & Co.
International plc (5.03)% Russell 2000
®
Index 116,806 (116,806) — —
(5,696,998) 11/14/2024
Societe
Generale (5.28)% Russell 2000
®
Index (2,350,909) 2,350,909 — —
(12,196,504) 11/7/2024 UBS AG (5.18)% Russell 2000
®
Index (2,775,847) 2,775,847 — —
(159,926,016) (31,329,359)
Total Unrealized
Appreciation
172,816
Total Unrealized
Depreciation
(31,502,175)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
MAY 31, 2024 :: SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
17
RWM
::
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

SHORT S&P500
®
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
18
SH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 126 .7%
Repurchase Agreements (a) — 9 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $90,249,608
(Cost $90,209,647) $ 90,209,647 $ 90,209,647
U.S. Treasury Obligations (b) — 117 .6%
U.S. Treasury Bills
5.22%, 6/6/2024 (c) 30,000,000 29,986,895
5.32%, 6/13/2024 (c) 150,000,000 149,780,833
5.28%, 6/20/2024 (c) 40,000,000 39,900,644
5.17%, 7/5/2024 (c) 30,000,000 29,859,483
5.30%, 7/9/2024 (c) 75,000,000 74,605,219
5.29%, 7/16/2024 (c) 150,000,000 149,056,016
5.13%, 7/25/2024 (c) 50,000,000 49,619,028
5.29%, 8/8/2024 (c) 125,000,000 123,799,166
5.23%, 9/5/2024 (c) 100,000,000 98,638,306
5.21%, 9/19/2024 (c) 75,000,000 73,823,119
5.27%, 10/3/2024 (c) 100,000,000 98,242,861
5.29%, 11/7/2024 (c) 150,000,000 146,625,645
5.28%, 11/21/2024 (c) 100,000,000 97,553,512
Total U.S. Treasury Obligations
(Cost $1,161,284,063) 1,161,490,727
Total Short-Term Investments
(Cost $1,251,493,710) 1,251,700,374
Total Investments — 126.7%
(Cost $1,251,493,710) 1,251,700,374
Liabilities in excess of other assets — (26.7%) (263,865,200)
Net Assets — 100.0% $ 987,835,174
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $311,128,024.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,938,372
Aggregate gross unrealized depreciation (272,393,629)
Net unrealized depreciation $ (270,455,257)
Federal income tax cost $ 1,251,493,710
Futures Contracts Sold
Short S&P500
®
had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 387 6/21/2024 U.S. Dollar $ 102,467,925 $ (1,212,699)

See accompanying notes to the financial statements.
MAY 31, 2024 :: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
19
SH
::
Swap Agreements
a
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(96,003,184) 3/6/2025
Bank of
America NA (5.73)% S&P 500
®
(17,738,770) 17,738,770 — —
(68,945,391) 3/6/2026
Barclays
Capital (5.63)% S&P 500
®
(1,958,115) 1,958,115 — —
(129,024,565) 2/11/2025
BNP Paribas
SA (5.63)% S&P 500
®
(47,142,354) 47,142,354 — —
(56,231,869) 3/6/2026 Citibank NA (5.58)% S&P 500
®
1,710,632 (1,710,632) — —
(101,090,704) 11/7/2024
Goldman Sachs
International (5.83)% S&P 500
®
(64,168,799) 63,458,799 710,000 —
(103,940,559) 4/7/2025
J.P. Morgan
Securities (5.53)% S&P 500
®
(23,137,915) 23,137,915 — —
(93,480,535) 4/10/2025
Morgan
Stanley & Co.
International plc (5.13)% S&P 500
®
(15,584,232) 15,568,232 16,000 —
(113,408,412) 11/14/2024
Societe
Generale (5.78)% S&P 500
®
(52,856,312) 52,192,057 664,255 —
(122,426,136) 11/7/2024 UBS AG (5.58)% S&P 500
®
(48,573,357) 48,573,357 — —
(884,551,355) (269,449,222)
Total Unrealized
Appreciation
1,710,632
Total Unrealized
Depreciation
(271,159,854)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

SHORT SMALLCAP600 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
20
SBB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94 .6%
Repurchase Agreements (a) — 94 .6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $5,632,503
(Cost $5,630,009) $ 5,630,009 $ 5,630,009
Total Investments — 94.6%
(Cost $5,630,009) 5,630,009
Other assets less liabilities — 5.4% 319,599
Net Assets — 100.0% $ 5,949,608
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,710,321)
Net unrealized depreciation $ (1,710,321)
Federal income tax cost $ 5,630,009
Swap Agreements
a
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,166,103) 11/6/2025
Bank of
America NA (5.53)% S&P SmallCap 600
®
(31,238) — 31,238 —
(1,055,742) 3/6/2025 Citibank NA (5.48)% S&P SmallCap 600
®
(653,749) — 653,749 —
(922,777) 1/26/2026
Morgan
Stanley & Co.
International plc (4.98)% S&P SmallCap 600
®
(10,187) — 10,187 —
(2,126,110) 11/14/2024
Societe
Generale (5.28)% S&P SmallCap 600
®
(1,003,617) — 990,000 (13,617)
(678,122) 1/26/2026 UBS AG (5.18)% S&P SmallCap 600
®
(11,530) — 11,530 —
(5,948,854) (1,710,321)
Total Unrealized
Depreciation
(1,710,321)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRA 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
21
UST
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 97 .2%
Repurchase Agreements (a) — 81 .5%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $15,413,776
(Cost $15,406,949) $ 15,406,949 $ 15,406,949
U.S. Treasury Obligations — 15 .7%
U.S. Treasury Bills
5.31%, 8/8/2024 (b)
(Cost $2,970,284) 3,000,000 2,971,180
Total Short-Term Investments
(Cost $18,377,233) 18,378,129
Total Investments — 97.2%
(Cost $18,377,233) 18,378,129
Other assets less liabilities — 2.8% 527,323
Net Assets — 100.0% $ 18,905,452
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 240,511
Aggregate gross unrealized depreciation (593,626)
Net unrealized depreciation $ (353,115)
Federal income tax cost $ 18,377,233
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury 10 Year Note 5 9/19/2024 U.S. Dollar $ 544,844 $ 1,866
Swap Agreements
a
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
9,797,167 12/10/2024
Bank of
America NA 5.17%
ICE U.S. Treasury
7-10 Year Bond Index (81,163) — 40,000 (41,163)
17,115,641 11/6/2024 Citibank NA 5.28%
ICE U.S. Treasury
7-10 Year Bond Index 237,749 (237,749) — —
10,395,159 11/6/2024
Goldman Sachs
International 5.26%
ICE U.S. Treasury
7-10 Year Bond Index (512,463) — 512,463 —
37,307,967 (355,877)
Total Unrealized
Appreciation
237,749
Total Unrealized
Depreciation
(593,626)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA 20+ YEAR TREASURY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
22
UBT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 110 .2%
Repurchase Agreements (a) — 83 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $76,305,133
(Cost $76,271,346) $ 76,271,346 $ 76,271,346
U.S. Treasury Obligations (b) — 27 .0%
U.S. Treasury Bills
5.32%, 7/18/2024 (c)
(Cost $24,828,629) 25,000,000 24,835,848
Total Short-Term Investments
(Cost $101,099,975) 101,107,194
Total Investments — 110.2%
(Cost $101,099,975) 101,107,194
Liabilities in excess of other assets — (10.2%) (9,391,373)
Net Assets — 100.0% $ 91,715,821
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,278,852.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,834,725
Aggregate gross unrealized depreciation (11,222,849)
Net unrealized depreciation $ (9,388,124)
Federal income tax cost $ 101,099,975
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury Long Bond 19 9/19/2024 U.S. Dollar $ 2,212,906 $ 10,652
Swap Agreements
a
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
41,031,595 12/10/2024
Bank of
America NA 5.23%
ICE U.S. Treasury
20+ Year Bond Index (830,422) 830,422 — —
980,412 11/6/2024
Barclays
Capital 5.40%
ICE U.S. Treasury
20+ Year Bond Index (27,930) — — (27,930)
42,590,006 11/6/2024 Citibank NA 5.30%
ICE U.S. Treasury
20+ Year Bond Index 1,816,854 (1,473,561) — 343,293
58,259,367 11/6/2024
Goldman Sachs
International 5.19%
ICE U.S. Treasury
20+ Year Bond Index (6,186,232) 6,186,232 — —
38,483,003 11/6/2024
Societe
Generale 5.38%
ICE U.S. Treasury
20+ Year Bond Index (4,178,265) 4,178,265 — —
181,344,383 (9,405,995)
Total Unrealized
Appreciation
1,816,854
Total Unrealized
Depreciation
(11,222,849)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
23
UBT
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA COMMUNICATION SERVICES :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
24
LTL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 67 .0%
Diversified Telecommunication Services — 6.0%
AT&T, Inc. 5,435 $ 99,026
Verizon Communications, Inc. 2,296 94,480
193,506
Entertainment — 14.0%
Electronic Arts, Inc. 723 96,072
Live Nation Entertainment, Inc.* 429 40,214
Netflix, Inc.* 156 100,093
Take-Two Interactive Software,
Inc.* 480 76,973
Walt Disney Co. (The) 788 81,881
Warner Bros Discovery, Inc.* 6,711 55,299
450,532
Interactive Media & Services — 32.5%
Alphabet, Inc., Class
a
A* 1,753 302,393
Alphabet, Inc., Class
a
C* 1,468 255,373
Match Group, Inc.* 821 25,147
Meta Platforms, Inc., Class
a
A 987 460,762
1,043,675
Media — 11.3%
Charter Communications, Inc.,
Class
a
A* 299 85,849
Comcast Corp., Class
a
A 2,214 88,627
Fox Corp., Class
a
A 722 24,859
Fox Corp., Class
a
B 398 12,712
Interpublic Group of Cos., Inc.
(The) 1,157 36,295
News Corp., Class
a
A 1,149 31,241
News Corp., Class
a
B 347 9,674
Omnicom Group, Inc. 599 55,683
Paramount Global, Class
a
B 1,458 17,365
362,305
Wireless Telecommunication Services — 3.2%
T-Mobile US, Inc. 590 103,226
Total Common Stocks
(Cost $1,737,456)
2,153,244
Principal
Amount
Short-Term Investments — 11 .2%
Repurchase Agreements (a) — 11 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $359,800
(Cost $359,641) $ 359,641 359,641
Total Investments — 78.2%
(Cost $2,097,097) 2,512,885
Other assets less liabilities — 21.8% 700,366
Net Assets — 100.0% $ 3,213,251
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 835,549
Aggregate gross unrealized depreciation (19,773)
Net unrealized appreciation $ 815,776
Federal income tax cost $ 2,111,338

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
25
LTL
::
Swap Agreements
a
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
895,274 5/6/2025
Bank of
America NA 5.63%
S&P Communication
Services Select
Sector Index
f
85,428 — — 85,428
1,457,048 3/6/2025
BNP Paribas
SA 6.03%
S&P Communication
Services Select
Sector Index
f
210,313 — — 210,313
454,376 3/6/2025
Goldman Sachs
International 6.08%
S&P Communication
Services Select
Sector Index
f
29,504 — — 29,504
879,621 5/6/2025
Societe
Generale 6.08%
S&P Communication
Services Select
Sector Index
f
57,418 — — 57,418
569,601 5/6/2025 UBS AG 5.68%
S&P Communication
Services Select
Sector Index
f
31,566 — — 31,566
4,255,920 414,229
Total Unrealized
Appreciation
414,229
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER DISCRETIONARY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
26
UCC
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 75 .5%
Automobile Components — 0.7%
Aptiv plc* 793 $ 66,025
BorgWarner, Inc. 652 23,250
89,275
Automobiles — 12.4%
Ford Motor Co. 11,085 134,461
General Motors Co. 3,279 147,522
Tesla, Inc.* 7,675 1,366,764
1,648,747
Broadline Retail — 18.7%
Amazon.com, Inc.* 13,470 2,376,647
eBay, Inc. 1,474 79,920
Etsy, Inc.* 340 21,580
2,478,147
Distributors — 1.0%
Genuine Parts Co. 398 57,368
LKQ Corp. 760 32,703
Pool Corp. 110 39,990
130,061
Hotels, Restaurants & Leisure — 17.4%
Airbnb, Inc., Class
a
A* 1,237 179,278
Booking Holdings, Inc. 100 377,635
Caesars Entertainment, Inc.* 613 21,798
Carnival Corp.* 2,861 43,144
Chipotle Mexican Grill, Inc.,
Class
a
A* 78 244,103
Darden Restaurants, Inc. 339 50,982
Domino's Pizza, Inc. 99 50,349
Expedia Group, Inc.* 371 41,871
Hilton Worldwide Holdings, Inc. 716 143,630
Las Vegas Sands Corp. 1,049 47,236
Marriott International, Inc.,
Class
a
A 701 162,050
McDonald's Corp. 1,579 408,787
MGM Resorts International* 776 31,172
Norwegian Cruise Line Holdings
Ltd.* 1,208 20,053
Royal Caribbean Cruises Ltd.* 670 98,946
Starbucks Corp. 3,216 257,988
Wynn Resorts Ltd. 271 25,713
Yum! Brands, Inc. 798 109,669
2,314,404
Household Durables — 3.5%
DR Horton, Inc. 849 125,482
Garmin Ltd. 435 71,275
Lennar Corp., Class
a
A 702 112,566
Mohawk Industries, Inc.* 150 18,289
NVR, Inc.* 9 69,126
PulteGroup, Inc. 602 70,627
467,365
Leisure Products — 0.2%
Hasbro, Inc. 370 22,119
Investments
Shares Value
Common Stocks (continued)
Specialty Retail — 17.4%
AutoZone, Inc.* 49 $ 135,727
Bath & Body Works, Inc. 642 33,345
Best Buy Co., Inc. 544 46,142
CarMax, Inc.* 449 31,547
Home Depot, Inc. (The) 2,757 923,237
Lowe's Cos., Inc. 1,634 361,588
O'Reilly Automotive, Inc.* 168 161,828
Ross Stores, Inc. 956 133,610
TJX Cos., Inc. (The) 3,237 333,735
Tractor Supply Co. 307 87,584
Ulta Beauty, Inc.* 138 54,522
2,302,865
Textiles, Apparel & Luxury Goods — 4.2%
Deckers Outdoor Corp.* 72 78,762
Lululemon Athletica, Inc.* 326 101,709
NIKE, Inc., Class
a
B 3,458 328,683
Ralph Lauren Corp., Class
a
A 111 20,744
Tapestry, Inc. 651 28,312
558,210
Total Common Stocks
(Cost $10,438,370)
10,011,193
Principal
Amount
Short-Term Investments — 11 .1%
Repurchase Agreements (a) — 11 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $1,472,883
(Cost $1,472,231) $ 1,472,231 1,472,231
Total Investments — 86.6%
(Cost $11,910,601) 11,483,424
Other assets less liabilities — 13.4% 1,772,711
Net Assets — 100.0% $ 13,256,135

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
27
UCC
::
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,221,804
Aggregate gross unrealized depreciation (1,290,808)
Net unrealized depreciation $ (69,004)
Federal income tax cost $ 11,991,023
Swap Agreements
a
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
8,831,454 5/6/2025
BNP Paribas
SA 6.03%
S&P Consumer
Discretionary Select
Sector Index
f
(151,229) — 151,229 —
2,335,650 3/6/2025
Goldman Sachs
International 6.08%
S&P Consumer
Discretionary Select
Sector Index
f
47,550 — — 47,550
2,674,639 3/6/2025
Societe
Generale 6.18%
S&P Consumer
Discretionary Select
Sector Index
f
(37,075) — 37,075 —
2,578,799 3/6/2025 UBS AG 5.68%
S&P Consumer
Discretionary Select
Sector Index
f
579,349 (529,245) — 50,104
16,420,542 438,595
Total Unrealized
Appreciation
626,899
Total Unrealized
Depreciation
(188,304)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER STAPLES :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
28
UGE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 76 .4%
Beverages — 14.9%
Brown-Forman Corp., Class
a
B 460 $ 21,096
Coca-Cola Co. (The) 8,754 550,889
Constellation Brands, Inc.,
Class
a
A 409 102,344
Keurig Dr Pepper, Inc. 2,657 91,002
Molson Coors Beverage Co.,
Class
a
B 471 25,816
Monster Beverage Corp.* 1,886 97,921
PepsiCo, Inc. 1,595 275,775
1,164,843
Consumer Staples Distribution & Retail — 25.3%
Costco Wholesale Corp. 998 808,270
Dollar General Corp. 562 76,943
Dollar Tree, Inc.* 530 62,514
Kroger Co. (The) 1,687 88,348
Sysco Corp. 1,270 92,481
Target Corp. 1,178 183,957
Walgreens Boots Alliance, Inc. 1,826 29,618
Walmart, Inc. 9,631 633,335
1,975,466
Food Products — 11.3%
Archer-Daniels-Midland Co. 1,360 84,918
Bunge Global SA 369 39,701
Campbell Soup Co. 501 22,234
Conagra Brands, Inc. 1,220 36,454
General Mills, Inc. 1,452 99,825
Hershey Co. (The) 385 76,164
Hormel Foods Corp. 738 22,863
J M Smucker Co. (The) 270 30,143
Kellanova 671 40,488
Kraft Heinz Co. (The) 2,037 72,049
Lamb Weston Holdings, Inc. 368 32,491
McCormick & Co., Inc.
(Non-Voting) 640 46,221
Mondelez International, Inc.,
Class
a
A 3,436 235,469
Tyson Foods, Inc., Class
a
A 732 41,907
880,927
Household Products — 16.5%
Church & Dwight Co., Inc. 630 67,416
Clorox Co. (The) 319 41,968
Colgate-Palmolive Co. 2,102 195,402
Kimberly-Clark Corp. 861 114,771
Procter & Gamble Co. (The) 5,293 870,910
1,290,467
Personal Care Products — 2.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 595 73,399
Kenvue, Inc. 4,885 94,281
167,680
Tobacco — 6.3%
Altria Group, Inc. 4,501 208,171
Investments
Shares Value
Common Stocks (continued)
Philip Morris International, Inc. 2,810 $ 284,878
493,049
Total Common Stocks
(Cost $5,894,819)
5,972,432
Principal
Amount
Short-Term Investments — 11 .2%
Repurchase Agreements (a) — 11 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $877,834
(Cost $877,445) $ 877,445 877,445
Total Investments — 87.6%
(Cost $6,772,264) 6,849,877
Other assets less liabilities — 12.4% 965,698
Net Assets — 100.0% $ 7,815,575
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 480,398
Aggregate gross unrealized depreciation (416,231)
Net unrealized appreciation $ 64,167
Federal income tax cost $ 6,786,263

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
29
UGE
::
Swap Agreements
a
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
5,905,957 3/6/2025
Bank of
America NA 5.58%
S&P Consumer
Staples Select Sector
Index
f
(68,820) — 68,820 —
494,760 3/6/2025
Goldman Sachs
International 6.08%
S&P Consumer
Staples Select Sector
Index
f
(1,485) — 1,485 —
2,448,090 3/6/2025
Societe
Generale 6.18%
S&P Consumer
Staples Select Sector
Index
f
30,635 — — 30,635
804,862 3/6/2025 UBS AG 5.68%
S&P Consumer
Staples Select Sector
Index
f
40,223 — — 40,223
9,653,669 553
Total Unrealized
Appreciation
70,858
Total Unrealized
Depreciation
(70,305)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA DOW30
~
SM
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
30
DDM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 70 .8%
Aerospace & Defense — 2.1%
Boeing Co. (The)* 46,152 $ 8,197,057
Banks — 2.4%
JPMorgan Chase & Co. 46,152 9,351,780
Beverages — 0.8%
Coca-Cola Co. (The) 46,150 2,904,220
Biotechnology — 3.7%
Amgen, Inc. 46,151 14,115,283
Broadline Retail — 2.1%
Amazon.com, Inc.* 46,152 8,143,059
Capital Markets — 5.5%
Goldman Sachs Group, Inc.
(The) 46,151 21,068,855
Chemicals — 0.7%
Dow, Inc. 46,150 2,659,625
Communications Equipment — 0.6%
Cisco Systems, Inc. 46,150 2,145,975
Consumer Finance — 2.9%
American Express Co. 46,151 11,076,240
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc. 46,158 3,035,350
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc. 46,149 1,899,031
Entertainment — 1.2%
Walt Disney Co. (The) 46,151 4,795,550
Financial Services — 3.3%
Visa, Inc., Class
a
A 46,151 12,574,301
Health Care Providers & Services — 6.0%
UnitedHealth Group, Inc. 46,151 22,861,821
Hotels, Restaurants & Leisure — 3.1%
McDonald's Corp. 46,151 11,948,032
Household Products — 2.0%
Procter & Gamble Co. (The) 46,152 7,593,850
Industrial Conglomerates — 3.6%
3M Co. 46,150 4,621,461
Honeywell International, Inc. 46,151 9,331,271
13,952,732
Insurance — 2.6%
Travelers Cos., Inc. (The) 46,151 9,954,771
Investments
Shares Value
Common Stocks (continued)
IT Services — 2.0%
International Business
Machines Corp. 46,151 $ 7,700,294
Machinery — 4.1%
Caterpillar, Inc. 46,151 15,623,037
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp. 46,151 7,490,307
Pharmaceuticals — 3.3%
Johnson & Johnson 46,151 6,768,967
Merck & Co., Inc. 46,151 5,793,797
12,562,764
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp. 46,146 1,423,604
Software — 7.8%
Microsoft Corp. 46,151 19,158,665
Salesforce, Inc. 46,151 10,819,640
29,978,305
Specialty Retail — 4.0%
Home Depot, Inc. (The) 46,151 15,454,585
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc. 46,152 8,872,722
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class
a
B 46,150 4,386,557
Total Common Stocks
(Cost $278,351,312)
271,769,707
Principal
Amount
Short-Term Investments — 18 .2%
Repurchase Agreements (a) — 7 .8%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $30,102,293
(Cost $30,088,963) $ 30,088,963 30,088,963
U.S. Treasury Obligations (b) — 10 .4%
U.S. Treasury Bills
5.29%, 6/27/2024 (c) 20,000,000 19,929,940

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
31
DDM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (b) (continued)
U.S. Treasury Bills (continued)
5.32%, 7/18/2024 (c) $ 20,000,000 $ 19,868,680
Total U.S. Treasury Obligations
(Cost $39,787,143) 39,798,620
Total Short-Term Investments
(Cost $69,876,106) 69,887,583
Total Investments — 89.0%
(Cost $348,227,418) 341,657,290
Other assets less liabilities — 11.0% 42,292,714
Net Assets — 100.0% $ 383,950,004
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,997,248.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 49,897,540
Aggregate gross unrealized depreciation (26,029,544)
Net unrealized appreciation $ 23,867,996
Federal income tax cost $ 351,925,219
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
DJIA CBOT E-Mini Index 213 6/21/2024 U.S. Dollar $ 41,312,415 $ (230,929)
Swap Agreements
a
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
76,328,109 3/6/2025
Bank of
America NA 6.03%
Dow Jones Industrial
Average
SM
3,163,233 (2,163,810) — 999,423
59,460,874 11/6/2025
Barclays
Capital 6.03%
Dow Jones Industrial
Average
SM
5,087,961 (4,496,031) — 591,930
51,182,001 2/11/2025
BNP Paribas
SA 5.93%
Dow Jones Industrial
Average
SM
11,480,851 (10,918,441) (17,445) 544,965
74,393,793 11/6/2025 Citibank NA 5.93%
Dow Jones Industrial
Average
SM
(805,479) 805,479 — —
112,895,089 11/6/2025
Morgan
Stanley & Co.
International plc 5.88%
SPDR
®
Dow Jones
Industrial Average
SM
ETF Trust 11,937,070 (10,454,909) — 1,482,161
34,740,316 11/14/2024
Societe
Generale 6.03%
Dow Jones Industrial
Average
SM
4,060,682 (3,703,996) — 356,686
45,688,544 1/26/2026 UBS AG 5.48%
Dow Jones Industrial
Average
SM
(557,464) 557,464 — —
454,688,726 34,366,854
Total Unrealized
Appreciation
35,729,797
Total Unrealized
Depreciation
(1,362,943)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
ULTRA DOW30
~
SM
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
32
DDM
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRA ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
33
DIG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 71 .8%
Energy Equipment & Services — 5.8%
Baker Hughes Co., Class
a
A 52,880 $ 1,770,423
Halliburton Co. 47,027 1,725,891
Schlumberger NV 75,415 3,460,794
6,957,108
Oil, Gas & Consumable Fuels — 66.0%
APA Corp. 19,083 582,604
Chevron Corp. 91,637 14,872,685
ConocoPhillips 62,244 7,250,181
Coterra Energy, Inc. 39,742 1,133,442
Devon Energy Corp. 33,851 1,661,407
Diamondback Energy, Inc. 9,456 1,884,203
EOG Resources, Inc. 30,810 3,837,386
EQT Corp. 21,732 892,968
Exxon Mobil Corp. 195,805 22,960,094
Hess Corp. 14,543 2,241,076
Kinder Morgan, Inc. 102,171 1,991,313
Marathon Oil Corp. 30,921 895,472
Marathon Petroleum Corp. 19,443 3,433,828
Occidental Petroleum Corp. 34,775 2,173,437
ONEOK, Inc. 30,779 2,493,099
Phillips 66 22,719 3,228,597
Targa Resources Corp. 11,781 1,392,868
Valero Energy Corp. 17,988 2,826,634
Williams Cos., Inc. (The) 64,272 2,667,931
78,419,225
Total Common Stocks
(Cost $78,948,183)
85,376,333
Principal
Amount
Short-Term Investments — 22 .8%
Repurchase Agreements (a) — 10 .3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $12,241,520
(Cost $12,236,099) $ 12,236,099 12,236,099
U.S. Treasury Obligations (b) — 12 .5%
U.S. Treasury Bills
5.22%, 8/8/2024 (c)
(Cost $14,855,429) 15,000,000 14,855,900
Total Short-Term Investments
(Cost $27,091,528) 27,091,999
Total Investments — 94.6%
(Cost $106,039,711) 112,468,332
Other assets less liabilities — 5.4% 6,429,055
Net Assets — 100.0% $ 118,897,387
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,333,978.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 12,870,728
Aggregate gross unrealized depreciation (2,359,292)
Net unrealized appreciation $ 10,511,436
Federal income tax cost $ 107,788,639

See accompanying notes to the financial statements.
ULTRA ENERGY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
34
DIG
::
Swap Agreements
a
Ultra Energy had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
46,689,710 11/6/2025
Bank of
America NA 5.63%
S&P Energy Select
Sector Index
f
2,298,256 (1,149,129) — 1,149,127
60,534,267 3/6/2025
BNP Paribas
SA 6.03%
S&P Energy Select
Sector Index
f
2,136,840 (733,411) — 1,403,429
3,151,670 4/7/2025 Citibank NA 5.73%
S&P Energy Select
Sector Index
f
174,745 (174,745) — —
9,613,762 3/6/2025
Goldman Sachs
International 6.08%
S&P Energy Select
Sector Index
f
1,373,772 (1,221,666) — 152,106
3,692,206 5/6/2025
Societe
Generale 6.18%
S&P Energy Select
Sector Index
f
348,969 (343,235) — 5,734
28,177,058 5/6/2025 UBS AG 5.63%
S&P Energy Select
Sector Index
f
(500,839) 344,594 156,245 —
151,858,673 5,831,743
Total Unrealized
Appreciation
6,332,582
Total Unrealized
Depreciation
(500,839)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
35
UYG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 60 .7%
Banks — 15.9%
Bank of America Corp. 497,778 $ 19,906,142
Citigroup, Inc. 137,594 8,573,482
Citizens Financial Group, Inc. 33,709 1,189,591
Comerica, Inc. 9,538 488,727
Fifth Third Bancorp 49,247 1,842,823
Huntington Bancshares, Inc. 104,714 1,457,619
JPMorgan Chase & Co. 209,018 42,353,317
KeyCorp 67,715 973,065
M&T Bank Corp. 12,013 1,821,171
PNC Financial Services Group,
Inc. (The) 28,775 4,528,897
Regions Financial Corp. 66,805 1,292,677
Truist Financial Corp. 96,430 3,640,232
US Bancorp 112,571 4,564,754
Wells Fargo & Co. 260,196 15,590,944
108,223,441
Capital Markets — 13.0%
Ameriprise Financial, Inc. 7,246 3,163,676
Bank of New York Mellon Corp.
(The) 54,899 3,272,530
BlackRock, Inc. 10,110 7,805,223
Blackstone, Inc. 52,008 6,266,964
Cboe Global Markets, Inc. 7,631 1,320,087
Charles Schwab Corp. (The) 107,596 7,884,635
CME Group, Inc. 26,030 5,283,570
FactSet Research Systems, Inc. 2,754 1,113,332
Franklin Resources, Inc. 21,700 512,120
Goldman Sachs Group, Inc.
(The) 23,577 10,763,372
Intercontinental Exchange, Inc. 41,398 5,543,192
Invesco Ltd. 32,502 510,607
MarketAxess Holdings, Inc. 2,740 545,068
Moody's Corp. 11,379 4,517,349
Morgan Stanley 90,574 8,861,760
MSCI, Inc., Class
a
A 5,717 2,830,944
Nasdaq, Inc. 27,474 1,621,790
Northern Trust Corp. 14,830 1,249,279
Raymond James Financial, Inc. 13,601 1,669,523
S&P Global, Inc. 23,231 9,931,485
State Street Corp. 21,831 1,650,205
T. Rowe Price Group, Inc. 16,187 1,907,314
88,224,025
Consumer Finance — 2.5%
American Express Co. 41,344 9,922,560
Capital One Financial Corp. 27,503 3,785,238
Discover Financial Services 18,078 2,217,447
Synchrony Financial 29,415 1,288,377
17,213,622
Financial Services — 19.3%
Berkshire Hathaway, Inc.,
Class
a
B* 131,543 54,511,419
Corpay, Inc.* 5,220 1,397,237
Fidelity National Information
Services, Inc. 42,838 3,250,548
Fiserv, Inc.* 43,392 6,498,386
Investments
Shares Value
Common Stocks (a) (continued)
Global Payments, Inc. 18,827 $ 1,917,530
Jack Henry & Associates, Inc. 5,270 867,864
Mastercard, Inc., Class
a
A 59,648 26,666,831
PayPal Holdings, Inc.* 77,486 4,880,843
Visa, Inc., Class
a
A 114,348 31,155,256
131,145,914
Insurance — 10.0%
Aflac, Inc. 38,060 3,420,452
Allstate Corp. (The) 18,978 3,179,195
American International Group,
Inc. 50,755 4,000,509
Aon plc, Class
a
A 14,474 4,076,458
Arch Capital Group Ltd.* 26,824 2,752,947
Arthur J Gallagher & Co. 15,672 3,970,188
Assurant, Inc. 3,756 651,553
Brown & Brown, Inc. 17,077 1,528,562
Chubb Ltd. 29,299 7,934,755
Cincinnati Financial Corp. 11,350 1,334,533
Everest Group Ltd. 3,138 1,226,738
Globe Life, Inc. 6,192 512,450
Hartford Financial Services
Group, Inc. (The) 21,580 2,232,451
Loews Corp. 13,171 1,011,533
Marsh & McLennan Cos., Inc. 35,571 7,383,828
MetLife, Inc. 44,381 3,211,853
Principal Financial Group, Inc. 15,858 1,300,990
Progressive Corp. (The) 42,316 8,936,293
Prudential Financial, Inc. 26,100 3,141,135
Travelers Cos., Inc. (The) 16,498 3,558,619
W R Berkley Corp. 14,653 1,187,333
Willis Towers Watson plc 7,417 1,893,486
68,445,861
Total Common Stocks
(Cost $346,183,584)
413,252,863
Principal
Amount
Short-Term Investments — 9 .6%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $577,257
(Cost $577,001) $ 577,001 577,001
U.S. Treasury Obligations (a) — 9 .5%
U.S. Treasury Bills
5.21%, 8/8/2024 (c)
(Cost $64,373,786) 65,000,000 64,375,566
Total Short-Term Investments
(Cost $64,950,787) 64,952,567
Total Investments — 70.3%
(Cost $411,134,371) 478,205,430
Other assets less liabilities — 29.7% 202,432,598
Net Assets — 100.0% $ 680,638,028

See accompanying notes to the financial statements.
ULTRA FINANCIALS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
36
UYG
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $59,684,632.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 265,670,445
Aggregate gross unrealized depreciation (26,134,859)
Net unrealized appreciation $ 239,535,586
Federal income tax cost $ 424,224,268
Swap Agreements
a
Ultra Financials had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
72,002,960 3/6/2025
Bank of
America NA 6.08%
S&P Financial Select
Sector Index
f
25,295,941 (25,044,232) (157,438) 94,271
37,122,355 3/6/2026
Barclays
Capital 6.03%
S&P Financial Select
Sector Index
f
238,278 — — 238,278
310,468,796 3/6/2025
BNP Paribas
SA 6.03%
S&P Financial Select
Sector Index
f
67,373,432 (63,558,809) — 3,814,623
86,518,228 4/7/2025 Citibank NA 5.88%
S&P Financial Select
Sector Index
f
4,326,833 (3,238,843) — 1,087,990
244,031,525 3/6/2025
Goldman Sachs
International 6.08%
S&P Financial Select
Sector Index
f
45,017,199 (43,298,164) — 1,719,035
58,255,269 3/6/2025
Societe
Generale 6.38%
S&P Financial Select
Sector Index
f
24,565,153 (24,465,452) — 99,701
138,564,233 3/6/2025 UBS AG 5.98%
S&P Financial Select
Sector Index
f
18,737,588 (17,006,827) — 1,730,761
946,963,366 185,554,424
Total Unrealized
Appreciation
185,554,424
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRA FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
37
XPP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 74 .1%
Repurchase Agreements (a) — 74 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $7,830,837
(Cost $7,827,368) $ 7,827,368 $ 7,827,368
Total Investments — 74.1%
(Cost $7,827,368) 7,827,368
Other assets less liabilities — 25.9% 2,732,321
Net Assets — 100.0% $ 10,559,689
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 303,960
Aggregate gross unrealized depreciation (3,367,053)
Net unrealized depreciation $ (3,063,093)
Federal income tax cost $ 7,827,368
Swap Agreements
a
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,709,329 4/10/2025
Bank of
America NA 5.53%
iShares
®
China
Large-Cap ETF
f
303,960 (301,238) (2,722) —
5,638,838 11/14/2024 Citibank NA 4.58%
iShares
®
China
Large-Cap ETF
f
(303,500) — 303,500 —
3,198,552 3/6/2025
Goldman Sachs
International 5.63%
iShares
®
China
Large-Cap ETF
f
(1,672,666) — 1,672,666 —
64,139 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
China
Large-Cap ETF
f
(8,544) — 8,544 —
4,724,108 11/14/2024
Societe
Generale 5.28%
iShares
®
China
Large-Cap ETF
f
(369,499) — 369,499 —
4,813,423 3/6/2025 UBS AG 4.33%
iShares
®
China
Large-Cap ETF
f
(1,012,844) — 1,012,844 —
21,148,389 (3,063,093)
Total Unrealized
Appreciation
303,960
Total Unrealized
Depreciation
(3,367,053)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA FTSE EUROPE :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
38
UPV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 50 .2%
Repurchase Agreements (a) — 50 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,523,535
(Cost $2,522,418) $ 2,522,418 $ 2,522,418
Total Investments — 50.2%
(Cost $2,522,418) 2,522,418
Other assets less liabilities — 49.8% 2,498,663
Net Assets — 100.0% $ 5,021,081
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,082,103
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 1,082,103
Federal income tax cost $ 2,522,418
Swap Agreements
a
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
614,263 4/10/2025
Bank of
America NA 5.63%
Vanguard
®
FTSE
Europe ETF Shares
f
146,200 — — 146,200
3,795,226 11/14/2024 Citibank NA 5.53%
Vanguard
®
FTSE
Europe ETF Shares
f
354,873 (263,818) — 91,055
1,992,494 3/6/2025
Goldman Sachs
International 5.83%
Vanguard
®
FTSE
Europe ETF Shares
f
99,918 — — 99,918
26,685 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
Vanguard
®
FTSE
Europe ETF Shares
f
4,069 — — 4,069
1,598,146 11/14/2024
Societe
Generale 5.68%
Vanguard
®
FTSE
Europe ETF Shares
f
259,592 (258,252) — 1,340
1,983,598 3/6/2025 UBS AG 3.33%
Vanguard
®
FTSE
Europe ETF Shares
f
217,451 — — 217,451
10,010,412 1,082,103
Total Unrealized
Appreciation
1,082,103
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2024 :: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
39
RXL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 75 .2%
Biotechnology — 11.9%
AbbVie, Inc. 21,758 $ 3,508,260
Amgen, Inc. 6,593 2,016,469
Biogen, Inc.* 1,786 401,743
Gilead Sciences, Inc. 15,356 986,930
Incyte Corp.* 2,292 132,455
Moderna, Inc.* 4,088 582,744
Regeneron Pharmaceuticals,
Inc.* 1,302 1,276,168
Vertex Pharmaceuticals, Inc.* 3,175 1,445,705
10,350,474
Health Care Equipment & Supplies — 15.2%
Abbott Laboratories 21,394 2,186,253
Align Technology, Inc.* 878 225,830
Baxter International, Inc. 6,258 213,335
Becton Dickinson & Co. 3,560 825,813
Boston Scientific Corp.* 18,054 1,364,341
Cooper Cos., Inc. (The) 2,449 230,965
Dexcom, Inc.* 4,751 564,276
Edwards Lifesciences Corp.* 7,474 649,416
GE HealthCare Technologies,
Inc. 5,219 407,082
Hologic, Inc.* 2,893 213,446
IDEXX Laboratories, Inc.* 1,023 508,380
Insulet Corp.* 861 152,561
Intuitive Surgical, Inc.* 4,341 1,745,603
Medtronic plc 16,386 1,333,329
ResMed, Inc. 1,812 373,870
Solventum Corp.* 1,702 100,997
STERIS plc 1,217 271,245
Stryker Corp. 4,167 1,421,322
Teleflex, Inc. 579 121,051
Zimmer Biomet Holdings, Inc. 2,576 296,626
13,205,741
Health Care Providers & Services — 15.9%
Cardinal Health, Inc. 2,997 297,512
Cencora, Inc. 2,041 462,429
Centene Corp.* 6,587 471,563
Cigna Group (The) 3,605 1,242,355
CVS Health Corp. 15,508 924,277
DaVita, Inc.* 664 97,688
Elevance Health, Inc. 2,896 1,559,438
HCA Healthcare, Inc. 2,441 829,330
Henry Schein, Inc.* 1,601 111,013
Humana, Inc. 1,506 539,329
Labcorp Holdings, Inc.* 1,046 203,876
McKesson Corp. 1,619 922,166
Molina Healthcare, Inc.* 715 224,925
Quest Diagnostics, Inc. 1,368 194,215
UnitedHealth Group, Inc. 11,398 5,646,227
Universal Health Services, Inc.,
Class
a
B 751 142,540
13,868,883
Life Sciences Tools & Services — 8.5%
Agilent Technologies, Inc. 3,612 471,041
Investments
Shares Value
Common Stocks (continued)
Bio-Rad Laboratories, Inc.,
Class
a
A* 258 $ 74,010
Bio-Techne Corp. 1,937 149,517
Charles River Laboratories
International, Inc.* 632 131,734
Danaher Corp. 8,105 2,081,364
Illumina, Inc.* 1,957 204,076
IQVIA Holdings, Inc.* 2,250 492,952
Mettler-Toledo International,
Inc.* 265 372,084
Revvity, Inc. 1,521 166,184
Thermo Fisher Scientific, Inc. 4,761 2,704,153
Waters Corp.* 729 225,188
West Pharmaceutical Services,
Inc. 912 302,246
7,374,549
Pharmaceuticals — 23.7%
Bristol-Myers Squibb Co. 25,076 1,030,373
Catalent, Inc.* 2,227 119,790
Eli Lilly & Co. 9,827 8,061,481
Johnson & Johnson 29,667 4,351,259
Merck & Co., Inc. 31,229 3,920,489
Pfizer, Inc. 69,584 1,994,277
Viatris, Inc. 14,785 156,721
Zoetis, Inc., Class
a
A 5,658 959,371
20,593,761
Total Common Stocks
(Cost $62,546,334)
65,393,408
Principal
Amount
Short-Term Investments — 15 .8%
Repurchase Agreements (a) — 3 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,815,671
(Cost $2,814,424) $ 2,814,424 2,814,424
U.S. Treasury Obligations (b) — 12 .6%
U.S. Treasury Bills
5.32%, 7/18/2024 (c) 1,000,000 993,434
5.22%, 8/8/2024 (c) 10,000,000 9,903,934
Total U.S. Treasury Obligations
(Cost $10,896,759) 10,897,368
Total Short-Term Investments
(Cost $13,711,183) 13,711,792
Total Investments — 91.0%
(Cost $76,257,517) 79,105,200
Other assets less liabilities — 9.0% 7,841,960
Net Assets — 100.0% $ 86,947,160
* Non-income producing security.

See accompanying notes to the financial statements.
ULTRA HEALTH CARE :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
40
RXL
::
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,746,714.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 17,930,762
Aggregate gross unrealized depreciation (8,835,417)
Net unrealized appreciation $ 9,095,345
Federal income tax cost $ 77,864,268
Swap Agreements
a
Ultra Health Care had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
15,396,291 3/6/2025
Bank of
America NA 5.78%
S&P Health Care
Select Sector Index
f
1,402,207 (1,373,735) — 28,472
25,048,710 3/6/2025
BNP Paribas
SA 6.03%
S&P Health Care
Select Sector Index
f
804,551 (683,708) — 120,843
1,109,773 4/7/2025 Citibank NA 5.73%
S&P Health Care
Select Sector Index
f
59,961 — — 59,961
7,325,082 3/6/2025
Goldman Sachs
International 6.08%
S&P Health Care
Select Sector Index
f
294,973 (283,990) — 10,983
7,193,243 3/6/2025
Societe
Generale 6.28%
S&P Health Care
Select Sector Index
f
1,516,369 (1,516,369) — —
52,037,639 3/6/2025 UBS AG 5.68%
S&P Health Care
Select Sector Index
f
3,776,352 (3,070,018) — 706,334
108,110,738 7,854,413
Total Unrealized
Appreciation
7,854,413
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRA HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
41
UJB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 26 .3%
U.S. Treasury Obligations (a) — 26 .3%
U.S. Treasury Bills
5.31%, 8/8/2024 (b)
(Cost $1,980,189) $ 2,000,000 $ 1,980,786
Total Investments — 26.3%
(Cost $1,980,189) 1,980,786
Other assets less liabilities — 73.7% 5,547,807
Net Assets — 100.0% $ 7,528,593
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $990.
(b) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,769,844
Aggregate gross unrealized depreciation (66,064)
Net unrealized appreciation $ 1,703,780
Federal income tax cost $ 1,980,189
Swap Agreements
a
Ultra High Yield had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
5,103,624 3/6/2026
BNP Paribas
SA 5.33%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(66,064) — 66,064 —
2,101,184 3/6/2025 Citibank NA 5.08%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
517,980 (517,980) — —
4,364,803 11/7/2024
Goldman Sachs
International 4.33%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
902,170 (754,871) — 147,299
3,468,787 1/26/2026 UBS AG 3.83%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
349,097 (349,097) — —
15,038,398 1,703,183
Total Unrealized
Appreciation
1,769,247
Total Unrealized
Depreciation
(66,064)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

ULTRA INDUSTRIALS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
42
UXI
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 67 .6%
Aerospace & Defense — 15.3%
Axon Enterprise, Inc.* 293 $ 82,529
Boeing Co. (The)* 2,383 423,271
General Dynamics Corp. 944 282,983
General Electric Co. 4,524 747,093
Howmet Aerospace, Inc. 1,625 137,556
Huntington Ingalls Industries,
Inc. 166 42,015
L3Harris Technologies, Inc. 787 176,941
Lockheed Martin Corp. 894 420,484
Northrop Grumman Corp. 587 264,602
RTX Corp. 5,516 594,680
Textron, Inc. 815 71,402
TransDigm Group, Inc. 231 310,286
3,553,842
Air Freight & Logistics — 3.3%
CH Robinson Worldwide, Inc. 486 41,976
Expeditors International of
Washington, Inc. 604 73,024
FedEx Corp. 956 242,786
United Parcel Service, Inc.,
Class
a
B 3,006 417,623
775,409
Building Products — 4.2%
A O Smith Corp. 510 42,656
Allegion plc 364 44,343
Builders FirstSource, Inc.* 513 82,485
Carrier Global Corp. 3,473 219,459
Johnson Controls International
plc 2,833 203,721
Masco Corp. 914 63,907
Trane Technologies plc 946 309,777
966,348
Commercial Services & Supplies — 4.6%
Cintas Corp. 357 242,035
Copart, Inc.* 3,633 192,767
Republic Services, Inc., Class
a
A 850 157,412
Rollins, Inc. 1,167 53,320
Veralto Corp. 912 89,905
Waste Management, Inc. 1,524 321,153
1,056,592
Construction & Engineering — 0.7%
Quanta Services, Inc. 604 166,668
Electrical Equipment — 6.1%
AMETEK, Inc. 960 162,797
Eaton Corp. plc 1,660 552,531
Emerson Electric Co. 2,376 266,492
GE Vernova, Inc.* 1,131 198,943
Generac Holdings, Inc.* 256 37,686
Hubbell, Inc., Class
a
B 222 86,333
Rockwell Automation, Inc. 477 122,842
1,427,624
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 7.8%
CSX Corp. 8,214 $ 277,223
JB Hunt Transport Services,
Inc. 339 54,494
Norfolk Southern Corp. 939 211,087
Old Dominion Freight Line, Inc. 744 130,386
Uber Technologies, Inc.* 8,554 552,246
Union Pacific Corp. 2,535 590,199
1,815,635
Industrial Conglomerates — 3.4%
3M Co. 2,297 230,021
Honeywell International, Inc. 2,741 554,203
784,224
Machinery — 13.6%
Caterpillar, Inc. 2,116 716,308
Cummins, Inc. 567 159,741
Deere & Co. 1,082 405,490
Dover Corp. 582 106,983
Fortive Corp. 1,458 108,534
IDEX Corp. 314 65,513
Illinois Tool Works, Inc. 1,130 274,308
Ingersoll Rand, Inc. 1,682 156,510
Nordson Corp. 225 52,812
Otis Worldwide Corp. 1,685 167,152
PACCAR, Inc. 2,175 233,812
Parker-Hannifin Corp. 534 283,832
Pentair plc 686 55,827
Snap-on, Inc. 219 59,756
Stanley Black & Decker, Inc. 636 55,440
Westinghouse Air Brake
Technologies Corp. 744 125,907
Xylem, Inc. 1,003 141,443
3,169,368
Passenger Airlines — 1.3%
American Airlines Group, Inc.* 2,719 31,269
Delta Air Lines, Inc. 2,661 135,764
Southwest Airlines Co. 2,480 66,563
United Airlines Holdings, Inc.* 1,364 72,278
305,874
Professional Services — 5.1%
Automatic Data Processing, Inc. 1,708 418,323
Broadridge Financial Solutions,
Inc. 490 98,377
Dayforce, Inc.*(a) 649 32,099
Equifax, Inc. 512 118,472
Jacobs Solutions, Inc. 523 72,875
Leidos Holdings, Inc. 572 84,113
Paychex, Inc. 1,332 160,053
Paycom Software, Inc. 200 29,064
Robert Half, Inc. 433 27,812
Verisk Analytics, Inc., Class
a
A 602 152,174
1,193,362

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
43
UXI
::
Investments
Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 2.2%
Fastenal Co. 2,378 $ 156,901
United Rentals, Inc. 279 186,765
WW Grainger, Inc. 183 168,627
512,293
Total Common Stocks
(Cost $14,856,406)
15,727,239
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $30,076) 30,076 30,076
Principal
Amount
Short-Term Investments — 2 .1%
Repurchase Agreements (d) — 2 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $500,499
(Cost $500,278) $ 500,278 500,278
Total Investments — 69.8%
(Cost $15,386,760) 16,257,593
Other assets less liabilities — 30.2% 7,044,068
Net Assets — 100.0% $ 23,301,661
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $28,885, collateralized in the form of cash with a value of $30,076 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $30,076.
(c) Rate shown is the 7-day yield as of May 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,806,849
Aggregate gross unrealized depreciation (772,958)
Net unrealized appreciation $ 5,033,891
Federal income tax cost $ 15,434,691
Swap Agreements
a
Ultra Industrials had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
5,763,967 3/6/2025
Bank of
America NA 5.63%
S&P Industrials
Select Sector Index
f
925,540 (829,924) (65) 95,551
8,629,795 3/6/2025
BNP Paribas
SA 6.03%
S&P Industrials
Select Sector Index
f
1,617,211 (1,610,855) (6,356) —
3,229,959 3/6/2025
Goldman Sachs
International 6.08%
S&P Industrials
Select Sector Index
f
392,257 (250,505) — 141,752
7,206,823 3/6/2025
Societe
Generale 6.18%
S&P Industrials
Select Sector Index
f
601,598 (503,299) — 98,299
6,017,493 3/6/2025 UBS AG 5.68%
S&P Industrials
Select Sector Index
f
674,383 (585,027) (6,098) 83,258
30,848,037 4,210,989
Total Unrealized
Appreciation
4,210,989
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
ULTRA INDUSTRIALS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
44
UXI
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRA MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
45
UYM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 73 .7%
Chemicals — 48.2%
Air Products and Chemicals,
Inc. 7,187 $ 1,916,773
Albemarle Corp. 3,794 465,106
Celanese Corp., Class
a
A 3,238 492,306
CF Industries Holdings, Inc. 6,177 492,492
Corteva, Inc. 22,690 1,269,279
Dow, Inc. 22,706 1,308,547
DuPont de Nemours, Inc. 13,906 1,142,517
Eastman Chemical Co. 3,792 384,243
Ecolab, Inc. 8,205 1,905,201
FMC Corp. 4,034 245,872
International Flavors &
Fragrances, Inc. 8,254 793,870
Linde plc 15,676 6,827,211
LyondellBasell Industries NV,
Class
a
A 8,276 822,800
Mosaic Co. (The) 10,567 326,837
PPG Industries, Inc. 7,624 1,001,870
Sherwin-Williams Co. (The) 7,614 2,313,133
21,708,057
Construction Materials — 5.0%
Martin Marietta Materials, Inc. 1,998 1,143,016
Vulcan Materials Co. 4,295 1,098,532
2,241,548
Containers & Packaging — 7.2%
Amcor plc 46,729 475,234
Avery Dennison Corp. 2,603 592,417
Ball Corp. 10,194 707,769
International Paper Co. 11,188 504,467
Packaging Corp. of America 2,876 527,717
Westrock Co. 8,308 445,641
3,253,245
Metals & Mining — 13.3%
Freeport-McMoRan, Inc. 46,362 2,444,668
Newmont Corp. 37,262 1,562,768
Nucor Corp. 7,948 1,342,020
Steel Dynamics, Inc. 4,918 658,373
6,007,829
Total Common Stocks
(Cost $31,374,279)
33,210,679
Investments
Principal
Amount Value
Short-Term Investments — 2 .9%
Repurchase Agreements (a) — 2 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $1,300,981
(Cost $1,300,404) $ 1,300,404 $ 1,300,404
Total Investments — 76.6%
(Cost $32,674,683) 34,511,083
Other assets less liabilities — 23.4% 10,547,800
Net Assets — 100.0% $ 45,058,883
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,277,959
Aggregate gross unrealized depreciation (2,398,451)
Net unrealized appreciation $ 7,879,508
Federal income tax cost $ 33,084,705

See accompanying notes to the financial statements.
ULTRA MATERIALS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
46
UYM
::
Swap Agreements
a
Ultra Materials had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
17,767,415 3/6/2025
Bank of
America NA 5.68%
S&P Materials Select
Sector Index
f
1,651,865 (1,384,807) — 267,058
20,587,855 3/6/2025
BNP Paribas
SA 6.03%
S&P Materials Select
Sector Index
f
1,466,570 (1,311,137) — 155,433
6,861,972 3/6/2025
Goldman Sachs
International 6.08%
S&P Materials Select
Sector Index
f
507,924 (507,924) — —
5,806,731 3/6/2025
Societe
Generale 6.18%
S&P Materials Select
Sector Index
f
1,667,576 (1,667,576) — —
5,791,213 3/6/2025 UBS AG 5.68%
S&P Materials Select
Sector Index
f
1,159,195 (1,148,778) (4,905) 5,512
56,815,186 6,453,130
Total Unrealized
Appreciation
6,453,130
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
47
MVV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 77.6%
Aerospace & Defense — 1.0%
BWX Technologies, Inc. 3,645 $ 335,814
Curtiss-Wright Corp. 1,523 430,735
Hexcel Corp. 3,362 231,541
Woodward, Inc. 2,401 447,786
1,445,876
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.* 4,740 238,090
Automobile Components — 1.0%
Adient plc* 3,635 102,652
Autoliv, Inc. 2,931 373,908
Gentex Corp. 9,290 325,150
Goodyear Tire & Rubber Co.
(The)* 11,296 139,054
Lear Corp. 2,271 284,670
Visteon Corp.* 1,107 123,286
1,348,720
Automobiles — 0.3%
Harley-Davidson, Inc. 5,050 181,194
Thor Industries, Inc. 2,126 210,984
392,178
Banks — 4.0%
Associated Banc-Corp. 5,926 126,935
Bank OZK 4,192 175,561
Cadence Bank 7,282 207,901
Columbia Banking System, Inc. 8,310 160,217
Commerce Bancshares, Inc. 4,719 262,565
Cullen/Frost Bankers, Inc. 2,559 259,943
East West Bancorp, Inc. 5,615 416,577
First Financial Bankshares, Inc. 5,116 153,378
First Horizon Corp. 22,261 352,614
FNB Corp. 14,296 196,856
Glacier Bancorp, Inc. 4,418 165,145
Hancock Whitney Corp. 3,432 160,377
Home BancShares, Inc. 7,467 175,624
International Bancshares Corp. 2,126 120,821
New York Community Bancorp,
Inc. 28,769 94,650
Old National Bancorp 12,513 213,847
Pinnacle Financial Partners, Inc. 3,033 241,154
Prosperity Bancshares, Inc. 3,735 232,690
SouthState Corp. 3,027 234,017
Synovus Financial Corp. 5,831 231,432
Texas Capital Bancshares, Inc.* 1,882 113,447
UMB Financial Corp. 1,740 143,446
United Bankshares, Inc. 5,365 174,041
Valley National Bancorp 16,990 121,139
Webster Financial Corp. 6,854 303,084
Wintrust Financial Corp. 2,439 240,510
Zions Bancorp NA 5,902 254,907
5,532,878
Investments
Shares Value
Common Stocks (continued)
Beverages — 0.6%
Boston Beer Co., Inc. (The),
Class
a
A* 376 $ 117,940
Celsius Holdings, Inc.* 5,907 472,442
Coca-Cola Consolidated, Inc. 186 182,473
772,855
Biotechnology — 1.8%
Arrowhead Pharmaceuticals,
Inc.* 4,935 113,258
Cytokinetics, Inc.* 4,302 208,690
Exelixis, Inc.* 12,079 261,994
Halozyme Therapeutics, Inc.* 5,262 233,054
Neurocrine Biosciences, Inc.* 3,964 536,765
Roivant Sciences Ltd.* 13,474 139,591
Sarepta Therapeutics, Inc.* 3,711 481,910
United Therapeutics Corp.* 1,868 513,943
2,489,205
Broadline Retail — 0.4%
Macy's, Inc. 10,918 212,683
Nordstrom, Inc. 3,881 85,770
Ollie's Bargain Outlet Holdings,
Inc.* 2,454 202,283
500,736
Building Products — 3.0%
AAON, Inc. 2,719 204,061
Advanced Drainage Systems,
Inc. 2,721 472,066
Carlisle Cos., Inc. 1,934 808,973
Fortune Brands Innovations,
Inc. 5,024 351,982
Lennox International, Inc. 1,277 641,820
Owens Corning 3,543 641,531
Simpson Manufacturing Co.,
Inc. 1,700 282,064
Trex Co., Inc.* 4,327 374,199
UFP Industries, Inc. 2,465 294,518
4,071,214
Capital Markets — 2.3%
Affiliated Managers Group, Inc. 1,346 218,860
Carlyle Group, Inc. (The) 8,626 370,573
Evercore, Inc., Class
a
A 1,382 280,463
Federated Hermes, Inc.,
Class
a
B 3,255 107,968
Houlihan Lokey, Inc., Class
a
A 2,076 280,987
Interactive Brokers Group, Inc.,
Class
a
A 4,263 535,944
Janus Henderson Group plc 5,283 176,980
Jefferies Financial Group, Inc. 6,755 314,243
Morningstar, Inc. 1,038 299,204
SEI Investments Co. 3,972 268,944
Stifel Financial Corp. 4,064 328,981
3,183,147
Chemicals — 1.8%
Arcadium Lithium plc* 41,078 181,976

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
48
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::
Investments
Shares Value
Common Stocks (continued)
Ashland, Inc. 1,996 $ 199,939
Avient Corp. 3,639 162,591
Axalta Coating Systems Ltd.* 8,768 312,053
Cabot Corp. 2,208 225,878
Chemours Co. (The) 5,912 146,736
NewMarket Corp. 276 147,679
Olin Corp. 4,788 257,403
RPM International, Inc. 5,133 575,409
Scotts Miracle-Gro Co. (The) 1,670 116,382
Westlake Corp. 1,278 205,196
2,531,242
Commercial Services & Supplies — 1.1%
Brink's Co. (The) 1,796 185,419
Clean Harbors, Inc.* 2,004 434,046
MSA Safety, Inc. 1,473 265,140
Stericycle, Inc.* 3,686 189,977
Tetra Tech, Inc. 2,130 446,214
1,520,796
Communications Equipment — 0.3%
Ciena Corp.* 5,782 278,519
Lumentum Holdings, Inc.* 2,686 116,841
395,360
Construction & Engineering — 1.9%
AECOM 5,420 473,383
Comfort Systems USA, Inc. 1,419 464,495
EMCOR Group, Inc. 1,873 727,960
Fluor Corp.* 6,787 294,556
MasTec, Inc.* 2,407 270,186
MDU Resources Group, Inc. 8,113 204,772
Valmont Industries, Inc. 833 209,416
2,644,768
Construction Materials — 0.3%
Eagle Materials, Inc. 1,373 319,071
Knife River Corp.* 2,256 159,522
478,593
Consumer Finance — 0.6%
Ally Financial, Inc. 10,822 421,733
FirstCash Holdings, Inc. 1,474 173,814
SLM Corp. 8,778 188,376
783,923
Consumer Staples Distribution & Retail — 1.6%
BJ's Wholesale Club Holdings,
Inc.* 5,313 467,916
Casey's General Stores, Inc. 1,479 490,703
Grocery Outlet Holding Corp.* 3,953 86,926
Performance Food Group Co.* 6,197 431,311
Sprouts Farmers Market, Inc.* 4,046 319,553
US Foods Holding Corp.* 9,011 476,051
2,272,460
Containers & Packaging — 1.4%
AptarGroup, Inc. 2,631 388,572
Berry Global Group, Inc. 4,620 276,646
Investments
Shares Value
Common Stocks (continued)
Crown Holdings, Inc. 4,769 $ 401,502
Graphic Packaging Holding Co. 12,194 345,334
Greif, Inc., Class
a
A 1,015 65,914
Silgan Holdings, Inc. 3,223 152,287
Sonoco Products Co. 3,905 239,650
1,869,905
Diversified Consumer Services — 0.9%
Duolingo, Inc., Class
a
A* 1,425 272,745
Graham Holdings Co., Class
a
B 144 108,350
Grand Canyon Education, Inc.* 1,179 167,960
H&R Block, Inc. 5,558 275,899
Service Corp. International 5,887 421,863
1,246,817
Diversified REITs — 0.4%
WP Carey, Inc., REIT 8,717 491,647
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 8,810 234,875
Iridium Communications, Inc. 4,935 148,593
383,468
Electric Utilities — 0.7%
ALLETE, Inc. 2,290 144,613
IDACORP, Inc. 2,017 192,563
OGE Energy Corp. 7,979 289,638
PNM Resources, Inc. 3,419 131,084
Portland General Electric Co. 4,028 179,488
937,386
Electrical Equipment — 1.2%
Acuity Brands, Inc. 1,216 315,686
EnerSys 1,611 173,730
nVent Electric plc 6,609 537,840
Regal Rexnord Corp. 2,641 394,935
Sensata Technologies Holding
plc 6,033 249,284
1,671,475
Electronic Equipment, Instruments & Components — 2.0%
Arrow Electronics, Inc.* 2,142 281,266
Avnet, Inc. 3,601 196,615
Belden, Inc. 1,660 158,845
Cognex Corp. 6,859 312,222
Coherent Corp.* 5,264 300,364
Crane NXT Co. 1,924 121,635
IPG Photonics Corp.* 1,179 102,255
Littelfuse, Inc. 993 254,804
Novanta, Inc.* 1,427 231,402
TD SYNNEX Corp. 3,100 405,604
Vishay Intertechnology, Inc. 5,030 118,859
Vontier Corp. 6,149 245,837
2,729,708
Energy Equipment & Services — 0.8%
ChampionX Corp. 7,613 248,336
NOV, Inc. 15,700 295,474

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA MIDCAP400
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49
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::
Investments
Shares Value
Common Stocks (continued)
Valaris Ltd.* 2,499 $ 193,423
Weatherford International plc* 2,881 346,699
1,083,932
Entertainment — 0.2%
TKO Group Holdings, Inc.,
Class
a
A 2,386 260,241
Financial Services — 1.5%
Equitable Holdings, Inc. 12,502 518,708
Essent Group Ltd. 4,250 240,975
Euronet Worldwide, Inc.* 1,746 203,549
MGIC Investment Corp. 10,861 228,081
Voya Financial, Inc. 4,105 311,241
Western Union Co. (The) 13,965 178,752
WEX, Inc.* 1,703 319,006
2,000,312
Food Products — 0.8%
Darling Ingredients, Inc.* 6,356 256,782
Flowers Foods, Inc. 7,654 177,726
Ingredion, Inc. 2,598 305,473
Lancaster Colony Corp. 811 150,440
Pilgrim's Pride Corp.* 1,604 57,632
Post Holdings, Inc.* 2,007 213,886
1,161,939
Gas Utilities — 0.8%
National Fuel Gas Co. 3,670 209,777
New Jersey Resources Corp. 3,916 170,189
ONE Gas, Inc. 2,209 136,141
Southwest Gas Holdings, Inc. 2,393 185,673
Spire, Inc. 2,190 134,225
UGI Corp. 8,349 212,566
1,048,571
Ground Transportation — 1.4%
Avis Budget Group, Inc. 737 83,819
Hertz Global Holdings, Inc.* 5,226 22,785
Knight-Swift Transportation
Holdings, Inc., Class
a
A 6,430 310,248
Landstar System, Inc. 1,432 260,667
Ryder System, Inc. 1,766 214,516
Saia, Inc.* 1,058 433,230
Werner Enterprises, Inc. 2,528 94,977
XPO, Inc.* 4,626 494,889
1,915,131
Health Care Equipment & Supplies — 1.9%
DENTSPLY SIRONA, Inc. 8,437 236,320
Enovis Corp.* 1,978 99,435
Envista Holdings Corp.* 6,833 132,287
Globus Medical, Inc., Class
a
A* 4,597 308,505
Haemonetics Corp.* 2,025 170,262
Integra LifeSciences Holdings
Corp.* 2,709 83,708
Lantheus Holdings, Inc.* 2,727 223,151
LivaNova plc* 2,146 131,056
Masimo Corp.* 1,768 220,116
Investments
Shares Value
Common Stocks (continued)
Neogen Corp.* 7,849 $ 103,214
Penumbra, Inc.* 1,537 291,216
QuidelOrtho Corp.* 1,969 87,010
Shockwave Medical, Inc.* 1,470 492,450
2,578,730
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.* 3,673 253,033
Amedisys, Inc.* 1,300 118,495
Chemed Corp. 601 333,176
Encompass Health Corp. 3,994 345,042
HealthEquity, Inc.* 3,418 279,182
Option Care Health, Inc.* 7,056 210,410
Progyny, Inc.* 3,321 89,501
R1 RCM, Inc.* 7,851 100,964
Tenet Healthcare Corp.* 4,046 547,100
2,276,903
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 15,174 246,274
Omega Healthcare Investors,
Inc., REIT 9,771 315,896
Sabra Health Care REIT, Inc.,
REIT 9,210 134,282
696,452
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 4,867 134,962
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 8,365 132,669
Hotels, Restaurants & Leisure — 2.7%
Aramark 10,457 336,193
Boyd Gaming Corp. 2,768 147,590
Choice Hotels International,
Inc.(a) 986 111,605
Churchill Downs, Inc. 2,705 350,297
Hilton Grand Vacations, Inc.* 2,841 117,419
Hyatt Hotels Corp., Class
a
A 1,762 259,842
Light & Wonder, Inc.* 3,588 342,582
Marriott Vacations Worldwide
Corp. 1,316 118,795
Penn Entertainment, Inc.* 5,933 103,828
Planet Fitness, Inc., Class
a
A* 3,405 216,694
Texas Roadhouse, Inc., Class
a
A 2,662 459,648
Travel + Leisure Co. 2,885 126,767
Vail Resorts, Inc. 1,513 285,533
Wendy's Co. (The) 6,656 116,147
Wingstop, Inc. 1,173 432,426
Wyndham Hotels & Resorts,
Inc. 3,306 233,933
3,759,299
Household Durables — 1.6%
Helen of Troy Ltd.* 947 101,215
KB Home 2,928 206,717
Leggett & Platt, Inc. 5,313 61,631

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
50
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Investments
Shares Value
Common Stocks (continued)
Taylor Morrison Home Corp.,
Class
a
A* 4,281 $ 247,570
Tempur Sealy International, Inc. 6,865 352,587
Toll Brothers, Inc. 4,155 505,414
TopBuild Corp.* 1,260 526,617
Whirlpool Corp. 2,191 203,829
2,205,580
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. 2,139 161,281
Industrial REITs — 0.9%
EastGroup Properties, Inc.,
REIT 1,901 314,007
First Industrial Realty Trust, Inc.,
REIT 5,270 248,323
Rexford Industrial Realty, Inc.,
REIT 8,397 380,888
STAG Industrial, Inc., REIT 7,235 253,659
1,196,877
Insurance — 3.5%
American Financial Group, Inc. 2,598 337,506
Brighthouse Financial, Inc.* 2,559 113,901
CNO Financial Group, Inc. 4,360 125,088
Erie Indemnity Co., Class
a
A 995 360,618
Fidelity National Financial, Inc. 10,301 518,758
First American Financial Corp. 4,112 228,545
Hanover Insurance Group, Inc.
(The) 1,426 188,132
Kemper Corp. 2,408 144,095
Kinsale Capital Group, Inc. 877 336,435
Old Republic International
Corp. 10,390 330,194
Primerica, Inc. 1,395 315,117
Reinsurance Group of America,
Inc. 2,627 551,145
RenaissanceRe Holdings Ltd. 2,100 478,506
RLI Corp. 1,600 233,568
Selective Insurance Group, Inc. 2,417 235,923
Unum Group 7,243 390,108
4,887,639
Interactive Media & Services — 0.2%
Ziff Davis, Inc.* 1,832 105,541
ZoomInfo Technologies, Inc.,
Class
a
A* 11,802 144,929
250,470
IT Services — 0.9%
ASGN, Inc.* 1,879 176,457
GoDaddy, Inc., Class
a
A* 5,611 783,464
Kyndryl Holdings, Inc.* 9,168 243,960
1,203,881
Leisure Products — 0.6%
Brunswick Corp. 2,741 226,215
Mattel, Inc.* 14,076 250,412
Polaris, Inc. 2,115 176,814
Investments
Shares Value
Common Stocks (continued)
YETI Holdings, Inc.* 3,460 $ 140,960
794,401
Life Sciences Tools & Services — 0.8%
Azenta, Inc.* 2,223 112,284
Bruker Corp. 3,695 242,059
Medpace Holdings, Inc.* 929 358,910
Repligen Corp.* 2,069 308,467
Sotera Health Co.* 4,956 55,408
1,077,128
Machinery — 3.6%
AGCO Corp. 2,477 265,856
Chart Industries, Inc.* 1,672 262,554
Crane Co. 1,945 289,961
Donaldson Co., Inc. 4,787 352,706
Esab Corp. 2,258 232,168
Flowserve Corp. 5,227 259,782
Graco, Inc. 6,725 543,044
ITT, Inc. 3,272 434,783
Lincoln Electric Holdings, Inc. 2,279 447,504
Middleby Corp. (The)* 2,134 275,094
Oshkosh Corp. 2,605 296,267
RBC Bearings, Inc.* 1,157 341,639
Terex Corp. 2,673 159,498
Timken Co. (The) 2,586 224,698
Toro Co. (The) 4,160 333,590
Watts Water Technologies, Inc.,
Class
a
A 1,090 217,052
4,936,196
Marine Transportation — 0.2%
Kirby Corp.* 2,355 292,420
Media — 0.5%
New York Times Co. (The),
Class
a
A 6,519 333,773
Nexstar Media Group, Inc.,
Class
a
A 1,285 212,911
TEGNA, Inc. 7,846 116,984
663,668
Metals & Mining — 1.7%
Alcoa Corp. 7,112 314,848
Cleveland-Cliffs, Inc.* 19,863 343,233
Commercial Metals Co. 4,638 261,212
MP Materials Corp.* 5,739 93,087
Reliance, Inc. 2,290 688,786
Royal Gold, Inc. 2,616 335,345
United States Steel Corp. 8,913 341,813
2,378,324
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management,
Inc. 19,923 392,483
Starwood Property Trust, Inc. 11,854 230,442
622,925

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
51
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Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 0.2%
Black Hills Corp. 2,710 $ 152,980
Northwestern Energy Group,
Inc. 2,440 126,782
279,762
Office REITs — 0.4%
COPT Defense Properties, REIT 4,469 110,250
Cousins Properties, Inc., REIT 6,048 139,890
Kilroy Realty Corp., REIT 4,252 142,570
Vornado Realty Trust, REIT 6,370 156,192
548,902
Oil, Gas & Consumable Fuels — 3.6%
Antero Midstream Corp. 13,570 198,800
Antero Resources Corp.* 11,256 401,051
Chesapeake Energy Corp. 4,429 402,729
Chord Energy Corp. 2,461 456,294
Civitas Resources, Inc. 3,706 272,613
CNX Resources Corp.* 6,046 159,010
DT Midstream, Inc. 3,865 259,264
Equitrans Midstream Corp. 17,261 246,487
HF Sinclair Corp. 6,216 343,310
Matador Resources Co. 4,415 280,132
Murphy Oil Corp. 5,782 247,412
Ovintiv, Inc. 10,067 520,162
PBF Energy, Inc., Class
a
A 4,335 200,841
Permian Resources Corp.,
Class
a
A 20,432 334,880
Range Resources Corp. 9,615 354,890
Southwestern Energy Co.* 43,877 330,394
5,008,269
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. 2,558 234,517
Personal Care Products — 0.6%
BellRing Brands, Inc.* 5,218 303,531
Coty, Inc., Class
a
A* 14,980 155,193
elf Beauty, Inc.* 2,212 413,445
872,169
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc* 2,508 263,967
Perrigo Co. plc 5,400 148,662
412,629
Professional Services — 2.0%
CACI International, Inc.,
Class
a
A* 888 376,938
Concentrix Corp. 1,872 114,810
ExlService Holdings, Inc.* 6,571 196,210
Exponent, Inc. 2,018 191,952
FTI Consulting, Inc.* 1,389 298,357
Genpact Ltd. 6,579 217,502
Insperity, Inc. 1,411 133,650
KBR, Inc. 5,379 353,185
ManpowerGroup, Inc. 1,944 145,061
Investments
Shares Value
Common Stocks (continued)
Maximus, Inc. 2,433 $ 209,482
Paylocity Holding Corp.* 1,729 245,812
Science Applications
International Corp. 2,075 279,399
2,762,358
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 1,897 383,327
Residential REITs — 0.9%
American Homes 4 Rent,
Class
a
A, REIT 12,671 456,663
Apartment Income REIT Corp.,
Class
a
A, REIT 5,755 223,006
Equity LifeStyle Properties, Inc.,
REIT 7,429 466,318
Independence Realty Trust,
Inc., REIT 8,940 149,298
1,295,285
Retail REITs — 0.7%
Agree Realty Corp., REIT 3,998 242,918
Brixmor Property Group, Inc.,
REIT 11,982 269,715
Kite Realty Group Trust, REIT 8,741 191,603
NNN REIT, Inc., REIT 7,271 303,710
1,007,946
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc.* 2,846 85,778
Amkor Technology, Inc. 4,112 134,010
Cirrus Logic, Inc.* 2,148 246,376
Lattice Semiconductor Corp.* 5,499 408,246
MACOM Technology Solutions
Holdings, Inc.* 2,182 220,688
MKS Instruments, Inc. 2,504 316,981
Onto Innovation, Inc.* 1,956 423,865
Power Integrations, Inc. 2,266 172,239
Rambus, Inc.* 4,284 236,734
Silicon Laboratories, Inc.* 1,270 160,236
Synaptics, Inc.* 1,564 146,562
Universal Display Corp. 1,736 305,015
Wolfspeed, Inc.* 5,013 128,834
2,985,564
Software — 1.8%
Appfolio, Inc., Class
a
A* 806 184,026
Aspen Technology, Inc.* 1,113 234,453
Blackbaud, Inc.* 1,673 130,393
CommVault Systems, Inc.* 1,740 187,198
Dolby Laboratories, Inc.,
Class
a
A 2,369 191,913
Dropbox, Inc., Class
a
A* 10,205 229,919
Dynatrace, Inc.* 9,553 436,859
Manhattan Associates, Inc.* 2,453 538,532
Qualys, Inc.* 1,466 206,149
Teradata Corp.* 3,896 127,048
2,466,490

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
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Investments
Shares Value
Common Stocks (continued)
Specialized REITs — 1.3%
CubeSmart, REIT 8,959 $ 379,055
EPR Properties, REIT 3,002 123,202
Gaming and Leisure Properties,
Inc., REIT 10,640 477,736
Lamar Advertising Co., Class
a
A,
REIT 3,488 411,968
National Storage Affiliates Trust,
REIT 3,078 112,593
PotlatchDeltic Corp., REIT 3,161 135,070
Rayonier, Inc., REIT 5,435 163,159
1,802,783
Specialty Retail — 3.2%
AutoNation, Inc.* 1,033 175,868
Burlington Stores, Inc.* 2,548 611,647
Dick's Sporting Goods, Inc. 2,317 527,442
Five Below, Inc.* 2,199 303,748
Floor & Decor Holdings, Inc.,
Class
a
A* 4,247 496,304
GameStop Corp., Class
a
A*(a) 10,702 247,644
Gap, Inc. (The) 8,568 248,129
Lithia Motors, Inc., Class
a
A 1,094 276,935
Murphy USA, Inc. 757 332,134
Penske Automotive Group, Inc. 776 118,030
RH* 610 165,877
Valvoline, Inc.* 5,166 209,740
Williams-Sonoma, Inc. 2,557 749,764
4,463,262
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class
a
A* 11,835 713,532
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.* 4,645 160,485
Carter's, Inc. 1,467 100,343
Columbia Sportswear Co. 1,375 117,727
Crocs, Inc.* 2,412 375,404
PVH Corp. 2,375 285,024
Skechers USA, Inc., Class
a
A* 5,321 380,026
Under Armour, Inc., Class
a
A* 7,523 54,090
Under Armour, Inc., Class
a
C* 7,601 52,903
1,526,002
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies,
Inc. 1,540 297,220
Core & Main, Inc., Class
a
A* 6,799 391,351
GATX Corp. 1,414 195,075
MSC Industrial Direct Co., Inc.,
Class
a
A 1,820 156,338
Watsco, Inc. 1,247 592,200
WESCO International, Inc. 1,750 314,108
1,946,292
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.3%
Essential Utilities, Inc. 10,020 $ 378,055
Total Common Stocks
(Cost $92,415,921)
106,739,522
Securities Lending Reinvestments (b) — 0.2%
Investment Companies — 0.2%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $324,152) 324,152 324,152
Principal
Amount
Short-Term Investments — 1.9%
Repurchase Agreements (d) — 1.9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,637,716
(Cost $2,636,549) $ 2,636,549 2,636,549
Total Investments — 79.7%
(Cost $95,376,622) 109,700,223
Other assets less liabilities — 20.3% 27,934,064
Net Assets — 100.0% $ 137,634,287
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $323,261, collateralized in the form of cash with a value of $324,152 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $324,152.
(c) Rate shown is the 7-day yield as of May 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 37,301,490
Aggregate gross unrealized depreciation (8,170,668)
Net unrealized appreciation $ 29,130,822
Federal income tax cost $ 95,730,761

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
53
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Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 44 6/21/2024 U.S. Dollar $ 13,164,360 $ 88,780
Swap Agreements
a
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
16,823,330 2/11/2025
Bank of
America NA 5.98% S&P MidCap 400
®
2,468,422 (2,417,679) — 50,743
27,206,666 2/11/2025
BNP Paribas
SA 5.88% S&P MidCap 400
®
2,863,497 (2,345,699) — 517,798
12,584,686 3/6/2025 Citibank NA 5.73% S&P MidCap 400
®
1,937,246 (1,726,045) — 211,201
14,976,940 11/7/2024
Goldman Sachs
International 5.98% S&P MidCap 400
®
2,353,014
32,103,689 11/7/2024
Goldman Sachs
International 5.75%
SPDR
®
S&P MidCap
400
®
ETF Trust 2,671,486
47,080,629 5,024,500 (4,614,270) — 410,230
13,846,436 1/26/2026
Morgan
Stanley & Co.
International plc 5.88% S&P MidCap 400
®
56,516 — — 56,516
23,594,423 11/14/2024
Societe
Generale 5.95% S&P MidCap 400
®
1,476,892 (1,024,811) — 452,081
14,243,157 11/7/2024 UBS AG 5.68% S&P MidCap 400
®
1,245,507 (963,166) — 282,341
155,379,327 15,072,580
Total Unrealized
Appreciation
15,072,580
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA MSCI BRAZIL CAPPED :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
54
UBR
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 78 .3%
Repurchase Agreements (a) — 78 .3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,560,681
(Cost $2,559,546) $ 2,559,546 $ 2,559,546
Total Investments — 78.3%
(Cost $2,559,546) 2,559,546
Other assets less liabilities — 21.7% 708,831
Net Assets — 100.0% $ 3,268,377
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,212
Aggregate gross unrealized depreciation (1,095,394)
Net unrealized depreciation $ (1,088,182)
Federal income tax cost $ 2,559,546
Swap Agreements
a
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
781,617 4/10/2025
Bank of
America NA 5.63%
iShares
®
MSCI Brazil
Capped ETF
f
(53,965) — 38,000 (15,965)
2,398,993 11/14/2024 Citibank NA 5.63%
iShares
®
MSCI Brazil
Capped ETF
f
(327,610) — 327,610 —
1,557,509 11/14/2024
Goldman Sachs
International 5.83%
iShares
®
MSCI Brazil
Capped ETF
f
(267,652) — 267,652 —
100,978 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
MSCI Brazil
Capped ETF
f
7,212 — — 7,212
873,103 11/14/2024
Societe
Generale 5.63%
iShares
®
MSCI Brazil
Capped ETF
f
(202,762) — 101,234 (101,528)
818,024 11/14/2024 UBS AG 5.33%
iShares
®
MSCI Brazil
Capped ETF
f
(243,405) — 147,458 (95,947)
6,530,224 (1,088,182)
Total Unrealized
Appreciation
7,212
Total Unrealized
Depreciation
(1,095,394)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2024 :: ULTRA MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
55
EFO
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 49 .4%
Repurchase Agreements (a) — 49 .4%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $5,306,650
(Cost $5,304,301) $ 5,304,301 $ 5,304,301
Total Investments — 49.4%
(Cost $5,304,301) 5,304,301
Other assets less liabilities — 50.6% 5,434,256
Net Assets — 100.0% $ 10,738,557
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,689,084
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 2,689,084
Federal income tax cost $ 5,304,301
Swap Agreements
a
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
6,463,020 4/10/2025
Bank of
America NA 5.63%
iShares
®
MSCI EAFE
ETF
f
1,445,150 (1,438,837) (6,313) —
5,332,252 11/14/2024 Citibank NA 5.73%
iShares
®
MSCI EAFE
ETF
f
384,767 (284,159) — 100,608
954,767 3/6/2025
Goldman Sachs
International 5.73%
iShares
®
MSCI EAFE
ETF
f
203,767 — — 203,767
3,209 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
MSCI EAFE
ETF
f
435 — — 435
1,381,604 11/14/2024
Societe
Generale 6.13%
iShares
®
MSCI EAFE
ETF
f
179,095 — — 179,095
7,322,018 3/6/2025 UBS AG 5.53%
iShares
®
MSCI EAFE
ETF
f
475,870 (475,870) — —
21,456,870 2,689,084
Total Unrealized
Appreciation
2,689,084
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI EMERGING MARKETS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
56
EET
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 76 .9%
Repurchase Agreements (a) — 32 .8%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $5,144,702
(Cost $5,142,424) $ 5,142,424 $ 5,142,424
U.S. Treasury Obligations (b) — 44 .1%
U.S. Treasury Bills
5.31%, 8/8/2024 (c)
(Cost $6,930,663) 7,000,000 6,932,754
Total Short-Term Investments
(Cost $12,073,087) 12,075,178
Total Investments — 76.9%
(Cost $12,073,087) 12,075,178
Other assets less liabilities — 23.1% 3,621,370
Net Assets — 100.0% $ 15,696,548
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $165,387.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 90,359
Aggregate gross unrealized depreciation (454,053)
Net unrealized depreciation $ (363,694)
Federal income tax cost $ 12,073,087
Swap Agreements
a
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,236,786 3/6/2025
Bank of
America NA 5.58%
iShares
®
MSCI
Emerging Markets
ETF
f
(183,195) — 183,195 —
2,915,170 11/14/2024 Citibank NA 5.48%
iShares
®
MSCI
Emerging Markets
ETF
f
(48,912) — 48,912 —
7,664,286 3/6/2025
Goldman Sachs
International 5.78%
iShares
®
MSCI
Emerging Markets
ETF
f
(221,946) — 221,946 —
106,600 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
MSCI
Emerging Markets
ETF
f
2,158 — — 2,158
5,265,798 11/14/2024
Societe
Generale 5.38%
iShares
®
MSCI
Emerging Markets
ETF
f
73,350 (73,350) — —
11,202,737 11/14/2024 UBS AG 5.13%
iShares
®
MSCI
Emerging Markets
ETF
f
12,760 (12,760) — —
31,391,377 (365,785)
Total Unrealized
Appreciation
88,268
Total Unrealized
Depreciation
(454,053)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
57
EET
::
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI JAPAN :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
58
EZJ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 34 .4%
iShares MSCI Japan ETF
(Cost $2,509,826) 46,250 $ 3,189,862
Principal
Amount
Short-Term Investments — 28 .0%
Repurchase Agreements (a) — 28 .0%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,596,626
(Cost $2,595,477) $ 2,595,477 2,595,477
Total Investments — 62.4%
(Cost $5,105,303) 5,785,339
Other assets less liabilities — 37.6% 3,486,221
Net Assets — 100.0% $ 9,271,560
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,697,294
Aggregate gross unrealized depreciation (339,629)
Net unrealized appreciation $ 1,357,665
Federal income tax cost $ 5,105,303
Swap Agreements
a
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,358,640 3/6/2025
Bank of
America NA 5.68%
iShares
®
MSCI Japan
ETF
f
143,981 (143,981) — —
2,448,703 4/10/2025 Citibank NA 5.83%
iShares
®
MSCI Japan
ETF
f
454,724 (454,724) — —
1,021,358 3/6/2025
Goldman Sachs
International 5.98%
iShares
®
MSCI Japan
ETF
f
99,286 — — 99,286
206,190 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
MSCI Japan
ETF
f
23,838 — — 23,838
4,852,651 11/14/2024
Societe
Generale 5.78%
iShares
®
MSCI Japan
ETF
f
(339,629) — 339,629 —
4,437,190 11/14/2024 UBS AG 5.33%
iShares
®
MSCI Japan
ETF
f
295,429 (289,129) (6,300) —
15,324,732 677,629
Total Unrealized
Appreciation
1,017,258
Total Unrealized
Depreciation
(339,629)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2024 :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
59
BIB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 69 .0%
Biotechnology — 56.5%
4D Molecular Therapeutics,
Inc.* 3,178 $ 76,177
89bio, Inc.* 5,950 47,005
AC Immune SA* 6,309 29,337
ACADIA Pharmaceuticals, Inc.* 10,520 158,852
ACELYRIN, Inc.* 6,358 26,195
ADMA Biologics, Inc.* 14,565 139,096
Agios Pharmaceuticals, Inc.* 3,584 130,243
Akero Therapeutics, Inc.* 3,593 67,620
Alector, Inc.* 6,112 30,071
Alkermes plc* 10,663 249,514
Allogene Therapeutics, Inc.* 10,739 26,848
Alnylam Pharmaceuticals, Inc.* 8,039 1,193,229
ALX Oncology Holdings, Inc.* 3,181 33,814
Amarin Corp. plc, ADR*(a) 24,627 21,302
Amgen, Inc. 18,258 5,584,209
Amicus Therapeutics, Inc.* 18,852 184,750
AnaptysBio, Inc.* 1,698 40,650
Anavex Life Sciences Corp.* 5,240 21,274
Apellis Pharmaceuticals, Inc.* 7,699 302,186
Apogee Therapeutics, Inc.* 2,372 108,258
Arbutus Biopharma Corp.* 10,704 35,965
Arcellx, Inc.* 3,368 175,136
Arcturus Therapeutics Holdings,
Inc.* 1,708 66,287
Arcutis Biotherapeutics, Inc.* 6,183 51,690
Ardelyx, Inc.* 14,853 101,892
Argenx SE, ADR* 1,985 736,475
Arrowhead Pharmaceuticals,
Inc.* 7,910 181,534
ARS Pharmaceuticals, Inc.*(a) 6,129 54,426
Ascendis Pharma A/S, ADR* 3,667 495,412
Aurinia Pharmaceuticals, Inc.* 9,230 50,027
Autolus Therapeutics plc, ADR* 8,986 37,651
Avidity Biosciences, Inc.* 5,090 136,717
Beam Therapeutics, Inc.* 5,212 124,150
BeiGene Ltd., ADR* 2,643 393,411
Bicycle Therapeutics plc, ADR* 2,275 50,482
BioCryst Pharmaceuticals, Inc.* 13,161 85,020
Biogen, Inc.* 9,277 2,086,768
BioMarin Pharmaceutical, Inc.* 12,039 903,768
Biomea Fusion, Inc.*(a) 2,276 23,944
BioNTech SE, ADR* 6,178 621,507
Bluebird Bio, Inc.*(a) 12,151 10,977
Blueprint Medicines Corp.* 3,909 412,634
Bridgebio Pharma, Inc.* 11,221 314,300
Cabaletta Bio, Inc.* 2,736 27,880
Caribou Biosciences, Inc.* 5,646 16,260
Centessa Pharmaceuticals plc,
ADR* 3,599 31,059
Cogent Biosciences, Inc.* 6,632 53,122
Coherus Biosciences, Inc.* 7,108 12,937
Crinetics Pharmaceuticals, Inc.* 4,444 197,358
CRISPR Therapeutics AG* 5,124 275,364
Cullinan Therapeutics, Inc.* 2,731 64,179
CureVac NV*(a) 14,289 55,584
Cytokinetics, Inc.* 6,570 318,711
Investments
Shares Value
Common Stocks (continued)
Day One Biopharmaceuticals,
Inc.* 5,575 $ 73,980
Deciphera Pharmaceuticals,
Inc.* 5,156 131,684
Denali Therapeutics, Inc.* 8,881 164,831
Disc Medicine, Inc.* 1,537 52,181
Dynavax Technologies Corp.* 8,338 99,973
Dyne Therapeutics, Inc.* 5,178 165,075
Editas Medicine, Inc.* 5,225 27,170
Erasca, Inc.* 9,645 24,305
Exelixis, Inc.* 19,353 419,767
Exscientia plc, ADR*(a) 3,080 16,324
Fusion Pharmaceuticals, Inc.* 4,618 99,379
Galapagos NV, ADR* 1,260 35,053
Genmab A/S, ADR* 2,675 75,435
Geron Corp.* 34,849 123,714
Gilead Sciences, Inc. 69,340 4,456,482
Grifols SA, ADR* 7,784 55,733
Halozyme Therapeutics, Inc.* 8,092 358,395
Humacyte, Inc.* 6,615 49,480
Ideaya Biosciences, Inc.* 4,757 173,868
ImmunityBio, Inc.*(a) 42,613 273,575
Immunocore Holdings plc,
ADR* 2,200 107,756
Immunovant, Inc.* 9,272 235,416
Incyte Corp.* 14,333 828,304
Insmed, Inc.* 9,475 521,599
Intellia Therapeutics, Inc.* 6,136 131,188
Ionis Pharmaceuticals, Inc.* 9,305 349,589
Iovance Biotherapeutics, Inc.* 17,826 158,295
Ironwood Pharmaceuticals,
Inc., Class
a
A* 9,993 62,956
iTeos Therapeutics, Inc.* 2,282 38,201
Janux Therapeutics, Inc.*(a) 3,233 172,965
KalVista Pharmaceuticals, Inc.* 2,655 30,984
Keros Therapeutics, Inc.* 2,297 107,660
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 2,551 48,495
Krystal Biotech, Inc.* 1,803 288,570
Kura Oncology, Inc.* 4,859 100,144
Kymera Therapeutics, Inc.* 3,901 125,261
Legend Biotech Corp., ADR* 5,087 203,531
Lexicon Pharmaceuticals,
Inc.*(a) 15,577 26,481
Lyell Immunopharma, Inc.* 16,218 44,924
MacroGenics, Inc.* 3,962 16,205
Madrigal Pharmaceuticals, Inc.* 1,272 300,396
MannKind Corp.* 17,261 80,609
MeiraGTx Holdings plc* 4,058 19,884
Merus NV* 3,695 196,722
Mineralys Therapeutics, Inc.*(a) 2,626 33,534
Mirum Pharmaceuticals, Inc.* 2,974 71,465
Moderna, Inc.* 24,387 3,476,367
Morphic Holding, Inc.* 3,192 96,941
Myriad Genetics, Inc.* 5,738 130,597
Neurocrine Biosciences, Inc.* 6,354 860,395
Novavax, Inc.*(a) 8,933 134,263
Nurix Therapeutics, Inc.* 3,120 49,140
Nuvalent, Inc., Class
a
A* 3,744 245,681
Olema Pharmaceuticals, Inc.* 3,517 34,045
ORIC Pharmaceuticals, Inc.* 4,300 38,657

See accompanying notes to the financial statements.
ULTRA NASDAQ BIOTECHNOLOGY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
60
BIB
::
Investments
Shares Value
Common Stocks (continued)
Ovid therapeutics, Inc.* 4,512 $ 13,807
Precigen, Inc.* 15,889 22,245
Prime Medicine, Inc.*(a) 7,440 48,211
Protagonist Therapeutics, Inc.* 3,718 104,662
Prothena Corp. plc* 3,429 71,357
PTC Therapeutics, Inc.* 4,889 177,764
RAPT Therapeutics, Inc.* 2,194 8,798
Recursion Pharmaceuticals,
Inc., Class
a
A*(a) 14,499 120,052
Regeneron Pharmaceuticals,
Inc.* 5,176 5,073,308
REGENXBIO, Inc.* 2,838 40,725
Relay Therapeutics, Inc.* 8,374 53,677
Reneo Pharmaceuticals, Inc.* 2,128 3,532
Replimune Group, Inc.* 3,921 20,664
REVOLUTION Medicines, Inc.* 10,513 402,963
Rhythm Pharmaceuticals, Inc.* 3,836 136,868
Rocket Pharmaceuticals, Inc.* 5,777 123,166
Roivant Sciences Ltd.* 51,431 532,825
Sage Therapeutics, Inc.* 3,840 42,662
Sana Biotechnology, Inc.* 14,073 105,548
Sarepta Therapeutics, Inc.* 5,991 777,991
Savara, Inc.* 8,640 35,338
Scholar Rock Holding Corp.* 4,605 43,241
SpringWorks Therapeutics, Inc.* 4,707 195,152
Summit Therapeutics, Inc.* 44,783 388,940
Syndax Pharmaceuticals, Inc.* 5,423 104,501
Tango Therapeutics, Inc.*(a) 6,511 45,056
Taysha Gene Therapies, Inc.* 11,935 40,937
Tourmaline Bio, Inc. 1,635 22,514
Travere Therapeutics, Inc.* 4,857 36,039
Twist Bioscience Corp.* 3,690 154,611
Ultragenyx Pharmaceutical,
Inc.* 5,256 210,976
uniQure NV* 3,057 15,132
United Therapeutics Corp.* 3,005 826,766
UroGen Pharma Ltd.* 1,972 26,228
Vanda Pharmaceuticals, Inc.* 3,671 18,759
Vaxcyte, Inc.* 6,916 485,987
Vera Therapeutics, Inc.,
Class
a
A* 3,352 127,342
Veracyte, Inc.* 4,794 99,475
Vericel Corp.* 3,081 146,964
Vertex Pharmaceuticals, Inc.* 11,883 5,410,805
Verve Therapeutics, Inc.*(a) 5,338 27,704
Vir Biotechnology, Inc.* 8,617 88,497
Voyager Therapeutics, Inc.* 3,466 29,114
Xencor, Inc.* 3,900 92,664
Xenon Pharmaceuticals, Inc.* 4,814 183,269
Y-mAbs Therapeutics, Inc.* 2,797 33,844
Zai Lab Ltd., ADR* 3,161 56,203
Zentalis Pharmaceuticals, Inc.* 4,531 53,828
Zymeworks, Inc.* 4,468 37,889
49,835,481
Health Care Equipment & Supplies — 0.2%
Novocure Ltd.* 6,832 150,372
Health Care Providers & Services — 0.3%
23andMe Holding Co., Class
a
A* 20,134 10,977
Investments
Shares Value
Common Stocks (continued)
Castle Biosciences, Inc.* 1,754 $ 40,798
Guardant Health, Inc.* 7,769 210,540
PetIQ, Inc., Class
a
A* 1,863 38,676
300,991
Life Sciences Tools & Services — 2.5%
AbCellera Biologics, Inc.*(a) 18,686 73,249
Adaptive Biotechnologies
Corp.* 9,258 31,940
Fortrea Holdings, Inc.* 5,664 143,809
Illumina, Inc.* 10,140 1,057,399
Maravai LifeSciences Holdings,
Inc., Class
a
A* 8,442 73,192
MaxCyte, Inc.* 6,615 29,635
Medpace Holdings, Inc.* 1,964 758,772
Nautilus Biotechnology, Inc.,
Class
a
A* 7,985 21,879
OmniAb, Inc.* 7,420 32,203
Pacific Biosciences of
California, Inc.* 17,104 30,616
2,252,694
Pharmaceuticals — 9.5%
Aclaris Therapeutics, Inc.* 4,530 4,666
Amphastar Pharmaceuticals,
Inc.* 3,069 129,911
Amylyx Pharmaceuticals, Inc.* 4,326 7,441
ANI Pharmaceuticals, Inc.* 1,344 87,226
Arvinas, Inc.* 4,346 144,026
AstraZeneca plc, ADR 37,164 2,899,535
ATAI Life Sciences NV*(a) 10,598 16,639
Atea Pharmaceuticals, Inc.* 5,372 19,715
Avadel Pharmaceuticals plc,
ADR* 5,728 91,362
Axsome Therapeutics, Inc.* 3,022 221,905
Collegium Pharmaceutical, Inc.* 2,040 67,606
Edgewise Therapeutics, Inc.* 5,942 101,786
Enliven Therapeutics, Inc.* 2,628 59,314
Evolus, Inc.* 3,648 47,169
EyePoint Pharmaceuticals, Inc.* 3,116 33,372
Fulcrum Therapeutics, Inc.* 3,954 31,039
Harmony Biosciences Holdings,
Inc.* 3,620 106,428
Harrow, Inc.* 2,240 40,208
HUTCHMED China Ltd., ADR* 1,977 36,634
Innoviva, Inc.* 4,035 63,713
Intra-Cellular Therapies, Inc.* 6,182 415,678
Jazz Pharmaceuticals plc* 3,978 418,684
Ligand Pharmaceuticals, Inc.* 1,130 96,106
Marinus Pharmaceuticals, Inc.* 3,485 4,949
Ocular Therapeutix, Inc.* 7,037 40,111
Pacira BioSciences, Inc.* 2,970 90,080
Phathom Pharmaceuticals, Inc.* 3,656 34,440
Phibro Animal Health Corp.,
Class
a
A 1,297 22,866
Pliant Therapeutics, Inc.* 3,843 46,616
Revance Therapeutics, Inc.* 5,630 15,989
Royalty Pharma plc, Class
a
A 28,511 781,486
Sanofi SA, ADR 17,483 857,191
SIGA Technologies, Inc. 4,536 33,929

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
61
BIB
::
Investments
Shares Value
Common Stocks (continued)
Structure Therapeutics, Inc.,
ADR* 3,107 $ 106,259
Supernus Pharmaceuticals,
Inc.* 3,490 94,649
Tarsus Pharmaceuticals, Inc.* 2,186 72,051
Terns Pharmaceuticals, Inc.* 3,943 23,697
Theravance Biopharma, Inc.* 3,180 27,412
Third Harmonic Bio, Inc.* 2,578 34,313
Ventyx Biosciences, Inc.*(a) 3,784 18,087
Verona Pharma plc, ADR* 4,337 52,348
Viatris, Inc. 75,792 803,395
WaVe Life Sciences Ltd.* 7,788 48,130
Xeris Biopharma Holdings, Inc.* 8,818 19,885
8,368,046
Total Common Stocks
(Cost $73,124,917)
60,907,584
Number of
Rights
Rights — 0 .0% (b)
Biotechnology — 0.0%(b)
Cartesian Therapeutics,
Inc.*(c)
(Cost $1,761) 9,785 1,761
Shares
Securities Lending Reinvestments (d) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (e)
(Cost $511,189) 511,189 511,189
Principal
Amount
Short-Term Investments — 30 .5%
Repurchase Agreements (f) — 13 .7%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $12,092,699
(Cost $12,087,346) $ 12,087,346 12,087,346
U.S. Treasury Obligations (g) — 16 .8%
U.S. Treasury Bills
5.22%, 8/8/2024 (h)
(Cost $14,855,429) 15,000,000 14,855,900
Total Short-Term Investments
(Cost $26,942,775) 26,943,246
Total Investments — 100.1%
(Cost $100,580,642) 88,363,780
Liabilities in excess of other assets — (0.1%) (96,419)
Net Assets — 100.0% $ 88,267,361
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $717,066, collateralized in the form of cash with a value of $511,189 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $240,126 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from July
15, 2024 – August 15, 2053. The total value of collateral is
$751,315.
(b) Represents less than 0.05% of net assets.
(c) Illiquid security.
(d) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $511,189.
(e) Rate shown is the 7-day yield as of May 31, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,675,898.
(h) The rate shown was the current yield as of May 31, 2024.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,645,101
Aggregate gross unrealized depreciation (22,733,090)
Net unrealized depreciation $ (14,087,989)
Federal income tax cost $ 102,140,378

See accompanying notes to the financial statements.
ULTRA NASDAQ BIOTECHNOLOGY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
62
BIB
::
Swap Agreements
a
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
17,133,482 3/6/2025
Bank of
America NA 5.48%
Nasdaq
Biotechnology Index
®
(1,464,387) 1,464,387 — —
34,856,712 11/6/2025
BNP Paribas
SA 5.63%
Nasdaq
Biotechnology Index
®
847,055 (762,749) (1) 84,305
5,290,122 3/6/2025 Citibank NA 5.48%
Nasdaq
Biotechnology Index
®
(135,272) 134,843 429 —
5,813,853 11/7/2024
Goldman Sachs
International 6.08%
Nasdaq
Biotechnology Index
®
(47,170) 47,170 — —
3,005,951 1/26/2026
Morgan
Stanley & Co.
International plc 5.78%
Nasdaq
Biotechnology Index
®
(64,349) 64,349 — —
10,241,360 11/14/2024
Societe
Generale 5.98%
Nasdaq
Biotechnology Index
®
112,854 — — 112,854
39,064,164 11/7/2024 UBS AG 5.33%
Nasdaq
Biotechnology Index
®
439,878 (342,759) — 97,119
115,405,644 (311,391)
Total Unrealized
Appreciation
1,399,787
Total Unrealized
Depreciation
(1,711,178)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
63
SKYU
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 83.4%
Broadline Retail — 3.3%
Amazon.com, Inc.* 509 $ 89,808
Communications Equipment — 5.7%
Arista Networks, Inc.* 324 96,439
Cisco Systems, Inc. 1,241 57,706
154,145
Diversified Telecommunication Services — 0.9%
Lumen Technologies, Inc.* 19,102 24,642
Entertainment — 0.3%
Eventbrite, Inc., Class
a
A * 1,764 8,785
Financial Services — 0.6%
Toast, Inc., Class
a
A * 653 15,822
Health Care Technology — 0.4%
Veeva Systems, Inc., Class
a
A * 66 11,500
Interactive Media & Services — 4.1%
Alphabet, Inc., Class
a
A * 650 112,125
IT Services — 15.7%
Akamai Technologies, Inc.* 541 49,902
Cloudflare, Inc., Class
a
A * 609 41,223
DigitalOcean Holdings, Inc.* 1,438 53,278
Fastly, Inc., Class
a
A * 2,332 18,283
International Business
Machines Corp. 487 81,256
MongoDB, Inc., Class
a
A * 168 39,658
Shopify, Inc., Class
a
A * 589 34,839
Snowflake, Inc., Class
a
A * 80 10,894
Squarespace, Inc., Class
a
A * 450 19,800
Twilio, Inc., Class
a
A * 755 43,337
Wix.com Ltd.* 214 34,476
426,946
Media — 0.6%
Trade Desk, Inc. (The), Class
a
A * 175 16,237
Professional Services — 0.9%
Paycom Software, Inc. 83 12,062
Paylocity Holding Corp.* 89 12,653
24,715
Software — 40.5%
Adobe, Inc.* 81 36,026
Appfolio , Inc., Class
a
A * 63 14,384
Appian Corp., Class
a
A * 799 22,684
AppLovin Corp., Class
a
A * 753 61,354
Asana, Inc., Class
a
A * 762 9,944
Atlassian Corp., Class
a
A * 217 34,039
Blackbaud, Inc.* 217 16,913
BlackLine , Inc.* 264 12,598
Box, Inc., Class
a
A * 582 15,859
Confluent, Inc., Class
a
A * 1,329 34,514
Investments
Shares Value
Common Stocks (continued)
Crowdstrike Holdings, Inc.,
Class
a
A * 46 $ 14,429
Datadog, Inc., Class
a
A * 113 12,450
DocuSign, Inc., Class
a
A * 281 15,382
Dropbox, Inc., Class
a
A * 626 14,104
Elastic NV* 113 11,758
Five9, Inc.* 738 34,509
Gitlab, Inc., Class
a
A * 625 29,494
HashiCorp , Inc., Class
a
A * 1,725 57,926
HubSpot, Inc.* 74 45,218
Intuit, Inc. 23 13,258
Klaviyo , Inc., Class
a
A *(a) 565 12,792
Microsoft Corp. 218 90,498
Nutanix, Inc., Class
a
A * 1,425 78,824
Open Text Corp. 389 11,378
Oracle Corp. 806 94,455
Palo Alto Networks, Inc.* 48 14,156
Q2 Holdings, Inc.* 324 19,706
Qualys, Inc.* 87 12,234
RingCentral, Inc., Class
a
A * 1,286 43,981
Salesforce, Inc. 145 33,994
SAP SE, ADR 160 29,190
ServiceNow, Inc.* 58 38,102
Smartsheet, Inc., Class
a
A * 356 13,172
Sprout Social, Inc., Class
a
A * 242 7,901
Workday, Inc., Class
a
A * 51 10,784
Workiva, Inc., Class
a
A * 523 40,255
Zoom Video Communications,
Inc., Class
a
A * 211 12,943
Zscaler , Inc.* 63 10,707
Zuora, Inc., Class
a
A * 1,856 18,838
1,100,753
Technology Hardware, Storage & Peripherals — 10.4%
Dell Technologies, Inc., Class
a
C 476 66,430
Hewlett Packard Enterprise Co. 2,956 52,173
NetApp, Inc. 506 60,938
Pure Storage, Inc., Class
a
A * 1,709 103,036
282,577
Total Common Stocks
(Cost $2,102,087)
2,268,055
Securities Lending Reinvestments (b) — 0.4%
Investment Companies — 0.4%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $11,811) 11,811 11,811

See accompanying notes to the financial statements.
ULTRA NASDAQ CLOUD COMPUTING :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
64
SKYU
::
Investments
Principal
Amount Value
Short-Term Investments — 18.3%
Repurchase Agreements (d) — 18.3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $497,863
(Cost $497,642) $ 497,642 $ 497,642
Total Investments — 102.1%
(Cost $2,611,540) 2,777,508
Liabilities in excess of other assets — (2.1%) (56,337)
Net Assets — 100.0% $ 2,721,171
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $11,501, collateralized in the form of cash with a value of $11,811 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $11,811.
(c) Rate shown is the 7-day yield as of May 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 392,028
Aggregate gross unrealized depreciation (540,101)
Net unrealized depreciation $ (148,073)
Federal income tax cost $ 2,634,751
Swap Agreements
a
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,262,116 11/6/2025
Bank of
America NA 5.43%
ISE Cloud Computing
Index (132,491) — 130,000 (2,491)
1,241,164 3/6/2026
BNP Paribas
SA 5.88%
ISE Cloud Computing
Index (133,377) — — (133,377)
184,578 11/7/2024
Goldman Sachs
International 6.08%
ISE Cloud Computing
Index 10,249 — — 10,249
486,887 1/26/2026 UBS AG 5.88%
ISE Cloud Computing
Index (35,211) — 35,211 —
3,174,745 (290,830)
Total Unrealized
Appreciation
10,249
Total Unrealized
Depreciation
(301,079)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRA NASDAQ CYBERSECURITY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
65
UCYB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 72 .5%
Repurchase Agreements (a) — 72 .5%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,391,541
(Cost $2,390,483) $ 2,390,483 $ 2,390,483
Total Investments — 72.5%
(Cost $2,390,483) 2,390,483
Other assets less liabilities — 27.5% 906,548
Net Assets — 100.0% $ 3,297,031
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 310,348
Aggregate gross unrealized depreciation (366,826)
Net unrealized depreciation $ (56,478)
Federal income tax cost $ 2,390,483
Swap Agreements
a
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,232,103 5/6/2025
Bank of
America NA 5.58%
First Trust Nasdaq
Cybersecurity ETF (194,223) — 194,223 —
1,611,545 11/6/2025
BNP Paribas
SA 5.93%
First Trust Nasdaq
Cybersecurity ETF 221,660 (221,660) — —
627,704 11/7/2024
Goldman Sachs
International 6.08%
First Trust Nasdaq
Cybersecurity ETF 88,688 — — 88,688
2,112,994 1/26/2026 UBS AG 5.83%
First Trust Nasdaq
Cybersecurity ETF (172,603) — 172,603 —
6,584,346 (56,478)
Total Unrealized
Appreciation
310,348
Total Unrealized
Depreciation
(366,826)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA QQQ :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
66
QLD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 75 .1%
Automobiles — 1.8%
Tesla, Inc.* 630,411 $ 112,263,591
Beverages — 2.0%
Coca-Cola Europacific Partners
plc 154,270 11,371,241
Keurig Dr Pepper, Inc. 468,663 16,051,708
Monster Beverage Corp.* 351,453 18,247,440
PepsiCo, Inc. 464,192 80,258,797
125,929,186
Biotechnology — 3.0%
Amgen, Inc. 181,017 55,364,050
Biogen, Inc.* 49,120 11,049,053
Gilead Sciences, Inc. 420,759 27,042,181
Moderna, Inc.* 129,033 18,393,654
Regeneron Pharmaceuticals,
Inc.* 36,533 35,808,185
Vertex Pharmaceuticals, Inc.* 87,227 39,717,942
187,375,065
Broadline Retail — 4.8%
Amazon.com, Inc.* 1,358,169 239,635,338
MercadoLibre, Inc.* 17,095 29,498,790
PDD Holdings, Inc., ADR* 225,605 33,791,117
302,925,245
Chemicals — 1.1%
Linde plc 162,568 70,801,615
Commercial Services & Supplies — 0.6%
Cintas Corp. 34,298 23,253,015
Copart, Inc.* 324,684 17,227,733
40,480,748
Communications Equipment — 1.0%
Cisco Systems, Inc. 1,367,510 63,589,215
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp. 149,834 121,349,058
Dollar Tree, Inc.* 73,627 8,684,305
Walgreens Boots Alliance, Inc. 291,148 4,722,420
134,755,783
Electric Utilities — 1.0%
American Electric Power Co.,
Inc. 177,710 16,038,328
Constellation Energy Corp. 107,056 23,257,916
Exelon Corp. 337,611 12,677,293
Xcel Energy, Inc. 187,554 10,399,869
62,373,406
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp. 45,325 10,135,576
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 337,934 11,314,030
Investments
Shares Value
Common Stocks (continued)
Entertainment — 1.9%
Electronic Arts, Inc. 90,286 $ 11,997,204
Netflix, Inc.* 146,236 93,827,942
Take-Two Interactive Software,
Inc.* 57,682 9,249,886
Warner Bros Discovery, Inc.* 823,992 6,789,694
121,864,726
Financial Services — 0.4%
PayPal Holdings, Inc.* 362,005 22,802,695
Food Products — 0.7%
Kraft Heinz Co. (The) 409,643 14,489,073
Mondelez International, Inc.,
Class
a
A 454,819 31,168,746
45,657,819
Ground Transportation — 0.6%
CSX Corp. 661,632 22,330,080
Old Dominion Freight Line, Inc. 73,398 12,862,999
35,193,079
Health Care Equipment & Supplies — 1.4%
Dexcom, Inc.* 130,204 15,464,329
GE HealthCare Technologies,
Inc. 153,911 12,005,058
IDEXX Laboratories, Inc.* 28,118 13,973,240
Intuitive Surgical, Inc.* 118,904 47,813,677
89,256,304
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class
a
A* 147,922 21,438,335
Booking Holdings, Inc. 11,487 43,378,932
DoorDash, Inc., Class
a
A* 127,197 14,005,662
Marriott International, Inc.,
Class
a
A 97,692 22,583,460
Starbucks Corp. 382,414 30,677,251
132,083,640
Industrial Conglomerates — 0.7%
Honeywell International, Inc. 220,248 44,531,943
Interactive Media & Services — 7.5%
Alphabet, Inc., Class
a
A* 770,536 132,917,460
Alphabet, Inc., Class
a
C* 741,471 128,986,295
Meta Platforms, Inc., Class
a
A 457,621 213,631,212
475,534,967
IT Services — 0.3%
Cognizant Technology Solutions
Corp., Class
a
A 168,099 11,119,749
MongoDB, Inc., Class
a
A* 24,385 5,756,323
16,876,072
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 53,725 5,602,443

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
67
QLD
::
Investments
Shares Value
Common Stocks (continued)
Machinery — 0.3%
PACCAR, Inc. 176,940 $ 19,021,050
Media — 1.3%
Charter Communications, Inc.,
Class
a
A* 49,068 14,088,404
Comcast Corp., Class
a
A 1,338,286 53,571,589
Sirius XM Holdings, Inc.(a) 1,297,697 3,659,506
Trade Desk, Inc. (The), Class
a
A* 150,280 13,942,978
85,262,477
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 60,223 12,000,035
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 196,645 15,342,243
Professional Services — 1.0%
Automatic Data Processing, Inc. 138,776 33,989,018
Paychex, Inc. 121,925 14,650,508
Verisk Analytics, Inc., Class
a
A 48,471 12,252,499
60,892,025
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 137,829 10,774,093
Semiconductors & Semiconductor Equipment — 18.5%
Advanced Micro Devices, Inc.* 545,651 91,069,152
Analog Devices, Inc. 167,554 39,289,737
Applied Materials, Inc. 280,572 60,345,426
ASML Holding NV (Registered),
NYRS 29,232 28,072,951
Broadcom, Inc. 156,524 207,949,960
GLOBALFOUNDRIES, Inc.*(a) 184,918 9,060,982
Intel Corp. 1,428,003 44,053,893
KLA Corp. 45,674 34,690,773
Lam Research Corp. 44,261 41,270,727
Marvell Technology, Inc. 292,003 20,092,726
Microchip Technology, Inc. 182,550 17,749,336
Micron Technology, Inc. 372,819 46,602,375
NVIDIA Corp. 326,885 358,373,832
NXP Semiconductors NV 86,629 23,571,751
ON Semiconductor Corp.* 144,244 10,535,582
QUALCOMM, Inc. 376,912 76,908,894
Texas Instruments, Inc. 307,216 59,910,192
1,169,548,289
Software — 11.7%
Adobe, Inc.* 152,656 67,895,283
ANSYS, Inc.* 29,297 9,300,333
Atlassian Corp., Class
a
A* 53,191 8,343,540
Autodesk, Inc.* 72,267 14,569,027
Cadence Design Systems, Inc.* 91,979 26,334,507
Crowdstrike Holdings, Inc.,
Class
a
A* 76,940 24,133,770
Datadog, Inc., Class
a
A* 103,289 11,380,382
Fortinet, Inc.* 257,661 15,284,451
Intuit, Inc. 94,579 54,519,119
Investments
Shares Value
Common Stocks (continued)
Microsoft Corp. 971,573 $ 403,329,099
Palo Alto Networks, Inc.* 109,090 32,171,732
Roper Technologies, Inc. 36,102 19,233,702
Synopsys, Inc.* 51,569 28,919,895
Workday, Inc., Class
a
A* 70,625 14,933,656
Zscaler, Inc.* 50,124 8,519,075
738,867,571
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.* 19,921 19,189,103
Ross Stores, Inc. 113,707 15,891,690
35,080,793
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc. 2,019,076 388,167,361
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.* 41,000 12,791,590
Trading Companies & Distributors — 0.2%
Fastenal Co. 193,223 12,748,854
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc. 400,732 70,112,071
Total Common Stocks
(Cost $4,421,936,138)
4,741,955,600
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $8,300,240) 8,300,240 8,300,240
Principal
Amount
Short-Term Investments — 12 .9%
Repurchase Agreements (d) — 1 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $120,404,287
(Cost $120,350,971) $ 120,350,971 120,350,971
U.S. Treasury Obligations (e) — 11 .0%
U.S. Treasury Bills
5.30%, 6/18/2024 (f) 100,000,000 99,780,687
5.27%, 6/20/2024 (f) 200,000,000 199,503,222
5.28%, 8/8/2024 (f) 200,000,000 198,078,666

See accompanying notes to the financial statements.
ULTRA QQQ :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
68
QLD
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (e) (continued)
U.S. Treasury Bills (continued)
5.23%, 9/5/2024 (f) $ 200,000,000 $ 197,276,612
Total U.S. Treasury Obligations
(Cost $694,527,864) 694,639,187
Total Short-Term Investments
(Cost $814,878,835) 814,990,158
Total Investments — 88.1%
(Cost $5,245,115,213) 5,565,245,998
Other assets less liabilities — 11.9% 750,344,873
Net Assets — 100.0% $ 6,315,590,871
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024 was
$8,092,917, collateralized in the form of cash with a value of
$8,300,240 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $8,300,240.
(c) Rate shown is the 7-day yield as of May 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $556,295,686.
(f) The rate shown was the current yield as of May 31, 2024.
Abbreviations
ADR American Depositary Receipt
NYRS New York Registry Shares
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,354,899,474
Aggregate gross unrealized depreciation (284,687,001)
Net unrealized appreciation $ 1,070,212,473
Federal income tax cost $ 5,271,822,710
Futures Contracts Purchased
Ultra QQQ had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 1,640 6/21/2024 U.S. Dollar $ 609,784,800 $ 5,694,404

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
69
QLD
::
Swap Agreements
a
Ultra QQQ had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
795,296,432 3/6/2025
Bank of
America NA 6.13% Nasdaq-100 Index
®
93,033,450 (93,016,598) (16,852) —
723,448,376 11/6/2025
Barclays
Capital 6.03% Nasdaq-100 Index
®
124,761,551 (124,474,560) (286,991) —
516,894,485 2/11/2025
BNP Paribas
SA 6.08% Nasdaq-100 Index
®
146,309,777 (146,309,777) — —
741,206,487 3/6/2025 Citibank NA 6.08% Nasdaq-100 Index
®
108,652,377 (108,652,377) — —
485,604,620 1/26/2026
Goldman Sachs
International 6.08% Nasdaq-100 Index
®
4,332,116
896,100,478 1/26/2026
Goldman Sachs
International 5.88%
PowerShares QQQ
Trust
SM
, Series 1 19,576,922
1,381,705,098 23,909,038 (23,909,038) — —
455,964,517 4/7/2025
J.P. Morgan
Securities 5.93% Nasdaq-100 Index
®
62,133,245 (62,133,245) — —
517,357,902 1/26/2026
Morgan
Stanley & Co.
International plc 5.88% Nasdaq-100 Index
®
8,768,688
710,446,153 11/6/2025
Morgan
Stanley & Co.
International plc 5.88%
PowerShares QQQ
Trust
SM
, Series 1 6,464,226
1,227,804,055 15,232,914 (15,232,914) — —
856,745,426 3/6/2026
Societe
Generale 6.33% Nasdaq-100 Index
®
17,510,227 (17,510,227) — —
580,401,048 11/7/2024 UBS AG 6.13% Nasdaq-100 Index
®
179,552,202 (179,523,452) (28,750) —
7,279,465,924 771,094,781
Total Unrealized
Appreciation
771,094,781
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA REAL ESTATE :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
70
URE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 74.9%
Health Care REITs — 7.1%
Healthpeak Properties, Inc.,
REIT 31,639 $ 629,616
Ventas, Inc., REIT 17,983 903,826
Welltower, Inc., REIT 24,735 2,564,277
4,097,719
Hotel & Resort REITs — 1.0%
Host Hotels & Resorts, Inc.,
REIT 31,527 565,594
Industrial REITs — 7.9%
Prologis, Inc., REIT 41,293 4,562,463
Office REITs — 2.1%
Alexandria Real Estate Equities,
Inc., REIT 7,037 837,403
Boston Properties, Inc., REIT 6,453 391,504
1,228,907
Real Estate Management & Development — 4.5%
CBRE Group, Inc., Class
a
A * 13,290 1,170,450
CoStar Group, Inc.* 18,251 1,426,681
2,597,131
Residential REITs — 9.7%
AvalonBay Communities, Inc.,
REIT 6,339 1,221,399
Camden Property Trust, REIT 4,771 489,743
Equity Residential, REIT 15,425 1,003,088
Essex Property Trust, Inc., REIT 2,869 745,338
Invitation Homes, Inc., REIT 25,708 894,381
Mid-America Apartment
Communities, Inc., REIT 5,216 697,431
UDR, Inc., REIT 13,525 522,335
5,573,715
Retail REITs — 9.6%
Federal Realty Investment Trust,
REIT 3,283 331,419
Kimco Realty Corp., REIT 29,771 576,367
Realty Income Corp., REIT 37,167 1,972,081
Regency Centers Corp., REIT 7,342 450,799
Simon Property Group, Inc.,
REIT 14,566 2,203,981
5,534,647
Specialized REITs — 33.0%
American Tower Corp., REIT 20,833 4,077,851
Crown Castle, Inc., REIT 19,382 1,986,655
Digital Realty Trust, Inc., REIT 14,389 2,091,297
Equinix, Inc., REIT 4,196 3,201,464
Extra Space Storage, Inc., REIT 9,442 1,366,918
Iron Mountain, Inc., REIT 13,049 1,052,924
Public Storage, REIT 7,073 1,936,800
SBA Communications Corp.,
Class
a
A , REIT 4,822 948,391
VICI Properties, Inc., Class
a
A ,
REIT 46,235 1,327,407
Investments
Shares Value
Common Stocks (continued)
Weyerhaeuser Co., REIT 32,614 $ 979,399
18,969,106
Total Common Stocks
(Cost $47,306,773)
43,129,282
Principal
Amount
Short-Term Investments — 22.9%
Repurchase Agreements (a) — 5.6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $3,247,216
(Cost $3,245,778) $ 3,245,778 3,245,778
U.S. Treasury Obligations (b) — 17.3%
U.S. Treasury Bills
5.22%, 8/8/2024 (c)
(Cost $9,903,620) 10,000,000 9,903,933
Total Short-Term Investments
(Cost $13,149,398) 13,149,711
Total Investments — 97.8%
(Cost $60,456,171) 56,278,993
Other assets less liabilities — 2.2% 1,273,074
Net Assets — 100.0% $ 57,552,067
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,278,524.
(c) The rate shown was the current yield as of May 31, 2024.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,868,632
Aggregate gross unrealized depreciation (8,639,630)
Net unrealized depreciation $ (6,770,998)
Federal income tax cost $ 62,661,614

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
71
URE
::
Swap Agreements
a
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,994,503 3/6/2025
Bank of
America NA 6.28%
S&P Real Estate
Select Sector Index
f
579,539 (525,926) — 53,613
11,971,423 3/6/2025
BNP Paribas
SA 6.03%
S&P Real Estate
Select Sector Index
f
(283,856) — 283,856 —
4,143,431 4/7/2025 Citibank NA 5.83%
S&P Real Estate
Select Sector Index
f
(30,745) 30,745 — —
13,681,201 3/6/2025
Goldman Sachs
International 6.08%
S&P Real Estate
Select Sector Index
f
51,511 — — 51,511
5,084,079 3/6/2025
Societe
Generale 6.33%
S&P Real Estate
Select Sector Index
f
78,148 — — 78,148
31,961,351 3/6/2025 UBS AG 5.58%
S&P Real Estate
Select Sector Index
f
(782,974) — 782,974 —
71,835,988 (388,377)
Total Unrealized
Appreciation
709,198
Total Unrealized
Depreciation
(1,097,575)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
72
UWM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 75 .7%
Aerospace & Defense — 0.7%
AAR Corp.* 2,033 $ 144,323
AeroVironment, Inc.* 1,623 328,089
AerSale Corp.* 2,024 15,322
Archer Aviation, Inc.,
Class
a
A*(b) 9,165 29,970
Astronics Corp.* 1,665 34,232
Cadre Holdings, Inc. 1,168 38,357
Ducommun, Inc.* 805 46,835
Eve Holding, Inc.*(b) 1,087 5,359
Kratos Defense & Security
Solutions, Inc.* 8,653 188,116
Leonardo DRS, Inc.* 4,127 97,191
Moog, Inc., Class
a
A 1,733 293,622
National Presto Industries, Inc. 310 23,089
Park Aerospace Corp. 1,118 15,585
Redwire Corp.*(b) 472 2,426
Rocket Lab USA, Inc.*(b) 17,008 74,325
Terran Orbital Corp.*(b) 5,842 5,359
Triumph Group, Inc.* 3,872 54,634
V2X, Inc.* 693 33,340
Virgin Galactic Holdings, Inc.* 21,471 18,566
1,448,740
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 3,093 41,755
Forward Air Corp. 1,547 25,990
Hub Group, Inc., Class
a
A 3,778 163,021
Radiant Logistics, Inc.* 2,160 11,534
242,300
Automobile Components — 0.9%
Adient plc* 5,494 155,151
American Axle & Manufacturing
Holdings, Inc.* 6,861 52,418
Cooper-Standard Holdings,
Inc.* 1,016 13,411
Dana, Inc. 7,836 110,174
Dorman Products, Inc.* 1,583 145,588
Fox Factory Holding Corp.* 2,564 119,534
Gentherm, Inc.* 1,970 106,262
Goodyear Tire & Rubber Co.
(The)* 16,923 208,322
Holley, Inc.* 3,171 12,177
LCI Industries 1,486 163,282
Luminar Technologies, Inc.,
Class
a
A*(b) 17,490 28,684
Modine Manufacturing Co.* 3,093 312,145
Patrick Industries, Inc. 1,270 145,542
Solid Power, Inc.*(b) 9,309 16,477
Standard Motor Products, Inc. 1,235 37,927
Stoneridge, Inc.* 1,590 25,233
Visteon Corp.* 1,658 184,651
XPEL, Inc.*(c) 1,359 51,642
1,888,620
Automobiles — 0.1%
Livewire Group, Inc.* 1,156 7,502
Investments
Shares Value
Common Stocks (a) (continued)
Winnebago Industries, Inc. 1,706 $ 105,857
Workhorse Group, Inc.* 13,697 2,670
116,029
Banks — 6.3%
1st Source Corp. 991 50,957
ACNB Corp. 500 15,785
Amalgamated Financial Corp. 1,062 26,847
Amerant Bancorp, Inc., Class
a
A 1,551 34,184
Ameris Bancorp 3,978 198,701
Ames National Corp. 517 10,598
Arrow Financial Corp. 885 22,222
Associated Banc-Corp. 9,099 194,901
Atlantic Union Bankshares
Corp. 5,349 174,538
Axos Financial, Inc.* 3,289 177,178
Banc of California, Inc. 8,247 114,303
BancFirst Corp. 1,324 114,063
Bancorp, Inc. (The)* 3,090 103,793
Bank First Corp. 561 45,800
Bank of Hawaii Corp. 2,357 136,093
Bank of Marin Bancorp 945 14,534
Bank of NT Butterfield & Son
Ltd. (The) 2,917 99,382
Bank7 Corp. 224 6,776
BankUnited, Inc. 4,471 128,273
Bankwell Financial Group, Inc. 354 8,758
Banner Corp. 2,058 96,376
Bar Harbor Bankshares 897 23,564
BayCom Corp. 657 13,258
BCB Bancorp, Inc. 906 9,060
Berkshire Hills Bancorp, Inc. 2,613 58,087
Blue Foundry Bancorp* 1,314 12,076
Blue Ridge Bankshares, Inc.* 1,072 3,109
Bridgewater Bancshares, Inc.* 1,228 13,840
Brookline Bancorp, Inc. 5,247 45,387
Burke & Herbert Financial
Services Corp. 725 36,322
Business First Bancshares, Inc. 1,442 30,931
Byline Bancorp, Inc. 1,488 34,373
C&F Financial Corp. 192 8,436
Cadence Bank 10,954 312,737
Cambridge Bancorp 457 30,592
Camden National Corp. 858 27,816
Capital Bancorp, Inc. 571 11,506
Capital City Bank Group, Inc. 793 21,538
Capitol Federal Financial, Inc. 7,547 39,018
Carter Bankshares, Inc.* 1,363 17,378
Cathay General Bancorp 4,179 153,954
Central Pacific Financial Corp. 1,596 32,367
Chemung Financial Corp. 210 9,114
ChoiceOne Financial Services,
Inc. 420 10,366
Citizens & Northern Corp. 898 15,742
Citizens Financial Services, Inc. 228 9,565
City Holding Co. 879 89,851
Civista Bancshares, Inc. 929 13,313
CNB Financial Corp. 1,233 23,920
Coastal Financial Corp.* 650 28,821
Codorus Valley Bancorp, Inc. 560 12,320

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
73
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::
Investments
Shares Value
Common Stocks (a) (continued)
Colony Bankcorp, Inc. 992 $ 11,983
Columbia Financial, Inc.* 1,784 25,868
Community Financial System,
Inc. 3,201 145,517
Community Trust Bancorp, Inc. 934 39,331
Community West Bancshares 947 16,449
ConnectOne Bancorp, Inc. 2,201 41,027
CrossFirst Bankshares, Inc.* 2,716 35,552
Customers Bancorp, Inc.* 1,720 77,916
CVB Financial Corp. 8,002 132,353
Dime Community Bancshares,
Inc. 2,102 38,824
Eagle Bancorp, Inc. 1,771 31,931
Eastern Bankshares, Inc. 9,315 127,616
Enterprise Bancorp, Inc. 581 14,612
Enterprise Financial Services
Corp. 2,181 84,383
Equity Bancshares, Inc.,
Class
a
A 879 29,622
Esquire Financial Holdings, Inc. 418 19,132
ESSA Bancorp, Inc. 508 8,748
Evans Bancorp, Inc. 315 8,335
Farmers & Merchants Bancorp,
Inc. 764 16,854
Farmers National Banc Corp. 2,189 26,750
FB Financial Corp. 2,133 78,921
Fidelity D&D Bancorp, Inc. 280 12,944
Financial Institutions, Inc. 912 16,060
First Bancorp(b) 10,036 177,938
First Bancorp 2,392 75,468
First Bancorp, Inc. (The) 588 14,206
First Bancshares, Inc. (The) 1,844 46,745
First Bank 1,225 14,908
First Busey Corp. 3,121 70,566
First Business Financial
Services, Inc. 472 16,053
First Commonwealth Financial
Corp. 6,087 82,235
First Community Bankshares,
Inc. 1,032 35,852
First Community Corp. 443 7,416
First Financial Bancorp 5,662 126,263
First Financial Bankshares, Inc. 7,835 234,893
First Financial Corp. 688 25,484
First Foundation, Inc. 3,077 18,216
First Interstate BancSystem,
Inc., Class
a
A 4,966 131,798
First Merchants Corp. 3,554 117,460
First Mid Bancshares, Inc. 1,338 42,468
First of Long Island Corp. (The) 1,281 12,810
First Western Financial, Inc.* 481 8,119
Five Star Bancorp 767 17,580
Flushing Financial Corp. 1,664 21,166
FS Bancorp, Inc. 398 13,050
Fulton Financial Corp. 9,661 162,691
FVCBankcorp, Inc.* 963 10,593
German American Bancorp, Inc. 1,686 53,362
Glacier Bancorp, Inc. 6,705 250,633
Great Southern Bancorp, Inc. 531 27,872
Greene County Bancorp, Inc. 420 13,201
Guaranty Bancshares, Inc. 492 14,347
Investments
Shares Value
Common Stocks (a) (continued)
Hancock Whitney Corp. 5,216 $ 243,744
Hanmi Financial Corp. 1,829 28,825
HarborOne Bancorp, Inc. 2,424 25,234
HBT Financial, Inc. 798 15,561
Heartland Financial USA, Inc. 2,541 111,702
Heritage Commerce Corp. 3,560 29,014
Heritage Financial Corp. 2,085 37,801
Hilltop Holdings, Inc. 2,806 85,836
Hingham Institution For Savings
(The) 89 15,210
Home Bancorp, Inc. 431 15,589
Home BancShares, Inc. 11,350 266,952
HomeStreet, Inc. 1,088 9,933
HomeTrust Bancshares, Inc. 883 24,380
Hope Bancorp, Inc. 6,937 73,047
Horizon Bancorp, Inc. 2,592 31,674
Independent Bank Corp. 1,197 29,997
Independent Bank Corp. 2,656 134,898
Independent Bank Group, Inc. 2,175 100,137
International Bancshares Corp. 3,229 183,504
John Marshall Bancorp, Inc. 749 12,913
Kearny Financial Corp. 3,330 18,881
Lakeland Financial Corp. 1,492 92,549
LCNB Corp. 709 9,997
Live Oak Bancshares, Inc. 2,022 69,719
Macatawa Bank Corp. 1,581 22,229
MainStreet Bancshares, Inc. 418 7,064
Mercantile Bank Corp. 943 36,126
Metrocity Bankshares, Inc. 1,098 27,066
Metropolitan Bank Holding
Corp.* 621 26,113
Mid Penn Bancorp, Inc. 855 18,297
Middlefield Banc Corp. 472 9,959
Midland States Bancorp, Inc. 1,249 28,377
MidWestOne Financial Group,
Inc. 855 18,306
MVB Financial Corp. 682 12,774
National Bank Holdings Corp.,
Class
a
A 2,214 80,745
National Bankshares, Inc. 347 10,674
NBT Bancorp, Inc. 2,754 102,394
Nicolet Bankshares, Inc. 788 63,458
Northeast Bank 404 22,458
Northeast Community Bancorp,
Inc. 748 12,761
Northfield Bancorp, Inc. 2,384 21,122
Northrim Bancorp, Inc. 323 18,866
Northwest Bancshares, Inc. 7,659 83,866
Norwood Financial Corp.(b) 437 11,060
Oak Valley Bancorp 404 9,623
OceanFirst Financial Corp. 3,501 52,690
OFG Bancorp 2,774 103,082
Old National Bancorp 18,939 323,668
Old Second Bancorp, Inc. 2,608 37,712
Orange County Bancorp, Inc. 307 15,052
Origin Bancorp, Inc. 1,754 54,848
Orrstown Financial Services,
Inc. 615 16,058
Pacific Premier Bancorp, Inc. 5,703 126,835
Park National Corp. 861 118,353
Parke Bancorp, Inc. 628 10,192

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
74
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::
Investments
Shares Value
Common Stocks (a) (continued)
Pathward Financial, Inc. 1,568 $ 83,590
PCB Bancorp 655 9,969
Peapack-Gladstone Financial
Corp. 1,014 22,004
Penns Woods Bancorp, Inc. 438 8,703
Peoples Bancorp, Inc. 2,097 61,128
Peoples Financial Services
Corp. 412 16,064
Pioneer Bancorp, Inc.* 701 7,010
Plumas Bancorp 328 11,454
Ponce Financial Group, Inc.* 1,169 10,942
Preferred Bank 767 57,310
Premier Financial Corp. 2,125 41,884
Primis Financial Corp. 1,217 12,766
Princeton Bancorp, Inc. 305 9,336
Provident Financial Services,
Inc. 7,531 108,446
QCR Holdings, Inc. 991 56,160
RBB Bancorp 987 18,131
Red River Bancshares, Inc. 286 13,116
Renasant Corp. 3,318 99,938
Republic Bancorp, Inc., Class
a
A 511 26,465
S&T Bancorp, Inc. 2,292 73,138
Sandy Spring Bancorp, Inc. 2,635 61,764
Seacoast Banking Corp. of
Florida 5,063 119,841
ServisFirst Bancshares, Inc. 3,062 189,232
Shore Bancshares, Inc. 1,790 20,245
Sierra Bancorp 810 17,026
Simmons First National Corp.,
Class
a
A 7,461 129,672
SmartFinancial, Inc. 952 22,029
South Plains Financial, Inc. 695 18,869
Southern First Bancshares,
Inc.* 461 12,664
Southern Missouri Bancorp,
Inc. 570 24,003
Southern States Bancshares,
Inc. 456 12,098
Southside Bancshares, Inc. 1,726 46,274
SouthState Corp. 4,577 353,848
Stellar Bancorp, Inc. 2,926 66,098
Sterling Bancorp, Inc.* 1,307 6,509
Stock Yards Bancorp, Inc. 1,631 76,412
Texas Capital Bancshares, Inc.* 2,841 171,255
Third Coast Bancshares, Inc.* 774 16,324
Timberland Bancorp, Inc. 447 11,063
Tompkins Financial Corp. 833 39,076
Towne Bank 4,218 114,687
TriCo Bancshares 1,867 71,095
Triumph Financial, Inc.* 1,336 99,265
TrustCo Bank Corp. 1,118 31,080
Trustmark Corp. 3,657 106,602
UMB Financial Corp. 2,662 219,455
United Bankshares, Inc. 7,866 255,173
United Community Banks, Inc. 6,949 178,311
Unity Bancorp, Inc. 433 12,115
Univest Financial Corp. 1,743 37,997
USCB Financial Holdings, Inc. 632 7,635
Valley National Bancorp 25,950 185,023
Veritex Holdings, Inc. 3,153 64,321
Investments
Shares Value
Common Stocks (a) (continued)
Virginia National Bankshares
Corp. 284 $ 8,310
WaFd, Inc. 4,081 114,309
Washington Trust Bancorp, Inc. 1,016 26,670
WesBanco, Inc. 3,468 95,717
West Bancorp, Inc. 974 16,870
Westamerica Bancorp 1,556 75,964
WSFS Financial Corp. 3,629 159,894
13,017,818
Beverages — 0.4%
Coca-Cola Consolidated, Inc. 287 281,559
Duckhorn Portfolio, Inc. (The)* 3,205 25,864
MGP Ingredients, Inc. 953 73,972
National Beverage Corp.* 1,425 65,835
Primo Water Corp. 9,406 212,199
Vita Coco Co., Inc. (The)* 2,264 65,905
Zevia PBC, Class
a
A* 1,522 1,296
726,630
Biotechnology — 5.7%
2seventy bio, Inc.*(b) 3,017 12,762
4D Molecular Therapeutics,
Inc.* 2,440 58,487
89bio, Inc.* 4,749 37,517
Aadi Bioscience, Inc.* 974 1,753
ACADIA Pharmaceuticals, Inc.* 7,366 111,227
ACELYRIN, Inc.* 4,362 17,971
Acrivon Therapeutics, Inc.* 733 5,659
Actinium Pharmaceuticals, Inc.* 1,664 13,562
Adicet Bio, Inc.* 3,207 4,650
ADMA Biologics, Inc.* 12,803 122,269
Aerovate Therapeutics, Inc.*(b) 671 11,709
Agenus, Inc.* 1,144 17,949
Agios Pharmaceuticals, Inc.* 3,336 121,230
Akero Therapeutics, Inc.* 3,696 69,559
Aldeyra Therapeutics, Inc.* 2,797 10,796
Alector, Inc.* 4,345 21,377
Alkermes plc* 9,966 233,204
Allakos, Inc.* 4,035 5,044
Allogene Therapeutics, Inc.* 5,675 14,188
Allovir, Inc.* 3,058 2,308
Altimmune, Inc.* 3,237 24,310
ALX Oncology Holdings, Inc.* 1,584 16,838
Amicus Therapeutics, Inc.* 17,432 170,834
AnaptysBio, Inc.* 1,125 26,932
Anavex Life Sciences Corp.* 4,341 17,624
Anika Therapeutics, Inc.* 879 22,546
Annexon, Inc.* 4,046 19,542
Apogee Therapeutics, Inc.* 2,485 113,415
Arbutus Biopharma Corp.* 7,609 25,566
Arcellx, Inc.* 2,304 119,808
Arcturus Therapeutics Holdings,
Inc.* 1,400 54,334
Arcus Biosciences, Inc.* 3,230 48,676
Arcutis Biotherapeutics, Inc.* 4,750 39,710
Ardelyx, Inc.* 13,847 94,990
ArriVent Biopharma, Inc.* 591 11,471
Arrowhead Pharmaceuticals,
Inc.* 6,975 160,076

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
75
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
ARS Pharmaceuticals, Inc.* 1,474 $ 13,089
Astria Therapeutics, Inc.* 2,994 28,353
Atara Biotherapeutics, Inc.* 5,817 3,263
Aura Biosciences, Inc.* 2,142 15,744
Aurinia Pharmaceuticals, Inc.* 8,133 44,081
Avid Bioservices, Inc.* 3,769 30,491
Avidity Biosciences, Inc.* 4,443 119,339
Avita Medical, Inc.* 1,510 14,511
Beam Therapeutics, Inc.* 4,480 106,714
BioAtla, Inc.* 2,657 4,012
BioCryst Pharmaceuticals, Inc.* 11,384 73,541
Biohaven Ltd.* 4,109 144,226
Biomea Fusion, Inc.*(b) 1,193 12,550
BioVie, Inc., Class
a
A* 787 358
Bioxcel Therapeutics, Inc.* 1,257 2,275
Bluebird Bio, Inc.*(b) 11,501 10,390
Blueprint Medicines Corp.* 3,653 385,611
Bridgebio Pharma, Inc.* 7,006 196,238
Cabaletta Bio, Inc.* 2,068 21,073
CareDx, Inc.* 3,126 40,669
Cargo Therapeutics, Inc.*(b) 1,291 24,529
Caribou Biosciences, Inc.* 4,917 14,161
Carisma Therapeutics, Inc.* 1,601 2,129
Cartesian Therapeutics, Inc.* 228 7,916
Catalyst Pharmaceuticals, Inc.* 6,691 108,193
Celcuity, Inc.* 1,097 17,333
Celldex Therapeutics, Inc.* 3,733 124,309
Century Therapeutics, Inc.*(b) 1,407 4,179
Cerevel Therapeutics Holdings,
Inc.* 4,301 175,223
CG oncology, Inc.* 1,397 45,514
Cogent Biosciences, Inc.* 4,989 39,962
Coherus Biosciences, Inc.* 6,305 11,475
Compass Therapeutics, Inc.* 5,481 7,728
Crinetics Pharmaceuticals, Inc.* 3,962 175,952
Cue Biopharma, Inc.* 2,161 3,522
Cullinan Therapeutics, Inc.* 1,553 36,496
Cytokinetics, Inc.* 6,316 306,389
Day One Biopharmaceuticals,
Inc.* 3,763 49,935
Deciphera Pharmaceuticals,
Inc.* 3,210 81,983
Denali Therapeutics, Inc.* 7,172 133,112
Design Therapeutics, Inc.* 1,968 7,970
Disc Medicine, Inc.* 567 19,250
Dynavax Technologies Corp.* 7,785 93,342
Dyne Therapeutics, Inc.* 4,099 130,676
Eagle Pharmaceuticals, Inc.* 621 2,155
Editas Medicine, Inc.* 4,941 25,693
Emergent BioSolutions, Inc.* 3,123 17,801
Enanta Pharmaceuticals, Inc.* 1,217 15,176
Entrada Therapeutics, Inc.* 1,285 19,879
Erasca, Inc.* 4,847 12,214
Fate Therapeutics, Inc.* 5,090 18,731
Fennec Pharmaceuticals, Inc.* 1,090 7,390
FibroGen, Inc.* 5,546 6,655
Foghorn Therapeutics, Inc.* 1,221 7,118
Genelux Corp.* 1,146 3,106
Generation Bio Co.* 2,720 8,650
Geron Corp.* 30,771 109,237
Investments
Shares Value
Common Stocks (a) (continued)
Gritstone bio, Inc.* 5,415 $ 4,190
Halozyme Therapeutics, Inc.* 7,800 345,462
Heron Therapeutics, Inc.*(b) 6,219 23,010
HilleVax, Inc.* 1,575 19,120
Humacyte, Inc.* 3,678 27,511
Ideaya Biosciences, Inc.* 3,952 144,446
IGM Biosciences, Inc.*(b) 798 6,647
Immuneering Corp., Class
a
A* 1,345 1,870
ImmunityBio, Inc.*(b) 7,963 51,122
Immunovant, Inc.* 3,241 82,289
Inhibrx Biosciences, Inc.* 554 9,002
Inozyme Pharma, Inc.* 2,867 13,819
Insmed, Inc.* 8,302 457,025
Intellia Therapeutics, Inc.* 5,384 115,110
Iovance Biotherapeutics, Inc.* 14,253 126,567
Ironwood Pharmaceuticals,
Inc., Class
a
A* 8,326 52,454
iTeos Therapeutics, Inc.* 1,488 24,909
Janux Therapeutics, Inc.* 1,039 55,587
KalVista Pharmaceuticals, Inc.* 1,881 21,951
Karyopharm Therapeutics, Inc.* 6,802 6,592
Keros Therapeutics, Inc.* 1,542 72,274
Kezar Life Sciences, Inc.* 4,286 2,974
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 1,909 36,290
Kodiak Sciences, Inc.* 1,948 6,195
Krystal Biotech, Inc.* 1,298 207,745
Kura Oncology, Inc.* 4,238 87,345
Kymera Therapeutics, Inc.* 2,449 78,637
Larimar Therapeutics, Inc.* 1,563 12,504
LENZ Therapeutics, Inc. 240 3,670
Lexeo Therapeutics, Inc.* 616 10,244
Lexicon Pharmaceuticals,
Inc.*(b) 5,564 9,459
Lineage Cell Therapeutics,
Inc.*(b) 7,970 7,970
Lyell Immunopharma, Inc.* 10,423 28,872
MacroGenics, Inc.* 3,655 14,949
Madrigal Pharmaceuticals, Inc.* 889 209,946
MannKind Corp.* 15,665 73,156
MeiraGTx Holdings plc* 1,959 9,599
Mersana Therapeutics, Inc.* 6,659 15,515
MiMedx Group, Inc.* 6,932 49,564
Mineralys Therapeutics, Inc.*(b) 1,167 14,903
Mirum Pharmaceuticals, Inc.* 1,486 35,709
Monte Rosa Therapeutics, Inc.* 1,858 7,655
Morphic Holding, Inc.* 2,291 69,578
Mural Oncology plc* 997 3,350
Myriad Genetics, Inc.* 5,268 119,900
Nkarta, Inc.* 1,816 12,331
Novavax, Inc.*(b) 6,804 102,264
Nurix Therapeutics, Inc.* 2,859 45,029
Nuvalent, Inc., Class
a
A* 1,596 104,730
Nuvectis Pharma, Inc.* 447 3,026
Ocean Biomedical, Inc.* 521 766
Olema Pharmaceuticals, Inc.* 1,612 15,604
Omega Therapeutics, Inc.* 1,464 2,899
Organogenesis Holdings, Inc.,
Class
a
A* 4,219 11,602
ORIC Pharmaceuticals, Inc.* 2,344 21,073

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
76
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Outlook Therapeutics, Inc.*(b) 472 $ 3,337
Ovid therapeutics, Inc.* 3,581 10,958
PDS Biotechnology Corp.* 1,700 5,066
PepGen, Inc.* 604 9,863
PMV Pharmaceuticals, Inc.* 2,464 4,484
Poseida Therapeutics, Inc.,
Class
a
A* 4,082 12,205
Precigen, Inc.* 7,907 11,070
Prelude Therapeutics, Inc.*(b) 894 3,442
Prime Medicine, Inc.*(b) 2,376 15,396
ProKidney Corp., Class
a
A*(b) 2,703 9,406
Protagonist Therapeutics, Inc.* 3,430 96,554
Protalix BioTherapeutics, Inc.* 4,061 4,589
Prothena Corp. plc* 2,534 52,733
PTC Therapeutics, Inc.* 4,328 157,366
Rallybio Corp.* 1,836 3,066
RAPT Therapeutics, Inc.* 1,774 7,114
Recursion Pharmaceuticals,
Inc., Class
a
A*(b) 8,368 69,287
REGENXBIO, Inc.* 2,468 35,416
Relay Therapeutics, Inc.* 5,690 36,473
Reneo Pharmaceuticals, Inc.* 771 1,280
Replimune Group, Inc.* 2,970 15,652
REVOLUTION Medicines, Inc.* 8,378 321,129
Rhythm Pharmaceuticals, Inc.* 3,207 114,426
Rigel Pharmaceuticals, Inc.* 10,278 10,050
Rocket Pharmaceuticals, Inc.* 3,768 80,334
Sage Therapeutics, Inc.* 3,175 35,274
Sagimet Biosciences, Inc.,
Class
a
A* 1,386 7,387
Sana Biotechnology, Inc.* 5,763 43,223
Sangamo Therapeutics, Inc.* 8,948 5,050
Savara, Inc.* 5,426 22,192
Scholar Rock Holding Corp.* 3,462 32,508
Seres Therapeutics, Inc.* 5,908 5,908
SpringWorks Therapeutics, Inc.* 4,115 170,608
Stoke Therapeutics, Inc.* 1,674 24,474
Summit Therapeutics, Inc.* 6,960 60,448
Sutro Biopharma, Inc.* 3,658 15,455
Syndax Pharmaceuticals, Inc.* 4,732 91,186
Tango Therapeutics, Inc.* 2,681 18,553
Tenaya Therapeutics, Inc.* 2,790 11,746
TG Therapeutics, Inc.* 8,329 135,763
Travere Therapeutics, Inc.* 4,375 32,463
Turnstone Biologics Corp.* 928 2,422
Twist Bioscience Corp.* 3,474 145,561
Tyra Biosciences, Inc.*(b) 840 13,625
UroGen Pharma Ltd.* 1,665 22,145
Vanda Pharmaceuticals, Inc.* 3,393 17,338
Vaxcyte, Inc.* 6,375 447,971
Vera Therapeutics, Inc.,
Class
a
A* 2,409 91,518
Veracyte, Inc.* 4,372 90,719
Vericel Corp.* 2,861 136,470
Verve Therapeutics, Inc.*(b) 3,957 20,537
Vigil Neuroscience, Inc.* 965 3,069
Viking Therapeutics, Inc.* 6,150 382,899
Vir Biotechnology, Inc.* 5,030 51,658
Viridian Therapeutics, Inc.* 2,988 35,707
Vor BioPharma, Inc.* 2,292 3,094
Investments
Shares Value
Common Stocks (a) (continued)
Voyager Therapeutics, Inc.* 2,364 $ 19,858
X4 Pharmaceuticals, Inc.* 7,524 7,599
Xencor, Inc.* 3,484 82,780
XOMA Corp.* 439 11,322
Y-mAbs Therapeutics, Inc.* 2,210 26,741
Zentalis Pharmaceuticals, Inc.* 3,498 41,556
Zura Bio Ltd., Class
a
A* 1,023 5,371
Zymeworks, Inc.* 3,358 28,476
11,588,884
Broadline Retail — 0.1%
Big Lots, Inc.* 1,710 5,951
ContextLogic, Inc., Class
a
A* 1,374 7,502
Dillard's, Inc., Class
a
A 205 91,707
Qurate Retail, Inc., Class
a
B* 80 314
Savers Value Village, Inc.* 1,557 21,113
126,587
Building Products — 1.4%
AAON, Inc. 4,072 305,603
American Woodmark Corp.* 964 83,010
Apogee Enterprises, Inc. 1,328 86,280
AZZ, Inc. 1,731 145,196
CSW Industrials, Inc. 926 235,445
Gibraltar Industries, Inc.* 1,837 138,620
Griffon Corp. 2,366 159,800
Insteel Industries, Inc. 1,126 37,012
Janus International Group, Inc.* 5,103 70,830
JELD-WEN Holding, Inc.* 5,116 79,349
Masterbrand, Inc.* 7,690 128,500
Quanex Building Products
Corp. 1,984 65,393
Resideo Technologies, Inc.* 8,803 190,145
Simpson Manufacturing Co.,
Inc. 2,580 428,073
UFP Industries, Inc. 3,610 431,323
Zurn Elkay Water Solutions
Corp. 8,894 278,471
2,863,050
Capital Markets — 1.1%
AlTi Global, Inc.* 1,411 6,730
Artisan Partners Asset
Management, Inc., Class
a
A 3,693 162,603
AssetMark Financial Holdings,
Inc.* 1,321 45,429
B Riley Financial, Inc.(b) 1,227 29,399
Bakkt Holdings, Inc.* 171 3,010
BGC Group, Inc., Class
a
A 21,520 186,578
Brightsphere Investment Group,
Inc. 1,957 43,387
Cohen & Steers, Inc. 1,563 109,863
Diamond Hill Investment Group,
Inc. 165 24,757
Donnelley Financial Solutions,
Inc.* 1,487 90,648
Forge Global Holdings, Inc.* 6,600 10,428
GCM Grosvenor, Inc., Class
a
A 2,555 25,678
Hamilton Lane, Inc., Class
a
A 2,196 275,576
Hercules Capital, Inc. 6 118

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
77
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
MarketWise, Inc. 1,936 $ 2,517
Moelis & Co., Class
a
A 4,015 227,289
Open Lending Corp.* 5,980 38,691
P10, Inc., Class
a
A 2,626 21,218
Patria Investments Ltd., Class
a
A 3,331 43,303
Perella Weinberg Partners,
Class
a
A 2,527 39,017
Piper Sandler Cos. 1,043 220,887
PJT Partners, Inc., Class
a
A 1,426 152,111
Prospect Capital Corp. 3 17
Silvercrest Asset Management
Group, Inc., Class
a
A 567 8,664
StepStone Group, Inc., Class
a
A 3,309 142,088
StoneX Group, Inc.* 1,629 122,289
Value Line, Inc. 51 1,928
Victory Capital Holdings, Inc.,
Class
a
A 1,611 83,820
Virtus Investment Partners, Inc. 411 93,950
WisdomTree, Inc. 8,293 82,681
2,294,674
Chemicals — 1.6%
AdvanSix, Inc. 1,566 37,114
American Vanguard Corp. 1,584 13,765
Arcadium Lithium plc* 61,497 272,432
Aspen Aerogels, Inc.* 3,070 91,854
Avient Corp. 5,436 242,881
Balchem Corp. 1,923 295,373
Cabot Corp. 3,269 334,419
Core Molding Technologies,
Inc.* 439 8,446
Danimer Scientific, Inc.,
Class
a
A* 5,271 4,110
Ecovyst, Inc.* 5,561 51,717
Hawkins, Inc. 1,163 101,553
HB Fuller Co. 3,252 258,957
Ingevity Corp.* 2,197 107,323
Innospec, Inc. 1,500 196,200
Intrepid Potash, Inc.* 638 17,118
Koppers Holdings, Inc. 1,212 53,728
Kronos Worldwide, Inc. 1,326 18,843
LSB Industries, Inc.* 3,226 31,647
Mativ Holdings, Inc. 3,226 57,971
Minerals Technologies, Inc. 1,956 169,683
Origin Materials, Inc.* 7,021 8,144
Orion SA 3,328 82,767
Perimeter Solutions SA* 9,068 68,917
PureCycle Technologies, Inc.*(b) 6,979 36,221
Quaker Chemical Corp. 835 151,427
Rayonier Advanced Materials,
Inc.* 3,831 21,645
Sensient Technologies Corp. 2,530 196,505
Stepan Co. 1,280 111,578
Trinseo plc 2,103 8,055
Tronox Holdings plc 7,036 139,383
Valhi, Inc. 145 2,820
3,192,596
Commercial Services & Supplies — 1.2%
ABM Industries, Inc. 3,786 178,964
Investments
Shares Value
Common Stocks (a) (continued)
ACCO Brands Corp. 5,550 $ 28,249
ACV Auctions, Inc., Class
a
A* 7,636 136,303
Aris Water Solutions, Inc.,
Class
a
A 1,796 27,604
BrightView Holdings, Inc.* 2,485 34,318
Brink's Co. (The) 2,686 277,303
Casella Waste Systems, Inc.,
Class
a
A* 3,394 341,402
CECO Environmental Corp.* 1,784 44,654
Cimpress plc* 1,082 89,276
CompX International, Inc. 91 2,192
CoreCivic, Inc.* 6,834 109,686
Deluxe Corp. 2,616 59,462
Ennis, Inc. 1,532 32,218
Enviri Corp.* 4,742 41,967
GEO Group, Inc. (The)* 7,239 105,255
Healthcare Services Group,
Inc.* 4,473 48,219
HNI Corp. 2,776 130,611
Interface, Inc., Class
a
A 3,445 55,499
LanzaTech Global, Inc.*(b) 1,239 3,283
Li-Cycle Holdings Corp.* 8,376 4,311
Liquidity Services, Inc.* 1,385 27,160
Matthews International Corp.,
Class
a
A 1,786 50,597
MillerKnoll, Inc. 4,435 122,317
Montrose Environmental Group,
Inc.* 1,694 79,635
NL Industries, Inc. 504 3,704
OPENLANE, Inc.* 6,418 110,710
Pitney Bowes, Inc. 10,545 57,154
Quad/Graphics, Inc. 1,840 8,685
Steelcase, Inc., Class
a
A 5,568 76,059
UniFirst Corp. 902 143,057
Viad Corp.* 1,223 42,744
VSE Corp. 787 64,424
2,537,022
Communications Equipment — 0.4%
ADTRAN Holdings, Inc. 4,688 26,018
Aviat Networks, Inc.* 684 21,142
Calix, Inc.* 3,544 126,521
Cambium Networks Corp.* 729 2,340
Clearfield, Inc.* 775 29,651
CommScope Holding Co., Inc.* 12,583 18,120
Comtech Telecommunications
Corp.* 1,675 4,171
Digi International, Inc.* 2,139 52,106
DZS, Inc.* 1,308 1,923
Extreme Networks, Inc.* 7,584 84,562
Harmonic, Inc.* 6,618 80,938
Infinera Corp.* 11,985 68,554
KVH Industries, Inc.* 1,127 5,838
NETGEAR, Inc.* 1,737 23,988
NetScout Systems, Inc.* 4,101 84,235
Ribbon Communications, Inc.* 5,335 16,752
Viavi Solutions, Inc.* 13,297 99,993
746,852

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
78
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Construction & Engineering — 1.6%
Ameresco, Inc., Class
a
A* 1,933 $ 70,593
API Group Corp.* 12,574 448,137
Arcosa, Inc. 2,916 256,346
Argan, Inc. 761 53,749
Bowman Consulting Group
Ltd., Class
a
A* 648 20,911
Comfort Systems USA, Inc. 2,128 696,580
Concrete Pumping Holdings,
Inc.* 1,511 10,834
Construction Partners, Inc.,
Class
a
A* 2,577 150,007
Dycom Industries, Inc.* 1,723 310,071
Fluor Corp.* 8,572 372,025
Granite Construction, Inc. 2,651 165,131
Great Lakes Dredge & Dock
Corp.* 3,940 36,051
IES Holdings, Inc.* 492 75,005
INNOVATE Corp.* 4,192 2,559
Limbach Holdings, Inc.* 553 31,565
MYR Group, Inc.* 988 153,199
Northwest Pipe Co.* 591 20,975
Primoris Services Corp. 3,191 174,739
Southland Holdings, Inc.* 243 1,431
Sterling Infrastructure, Inc.* 1,800 221,166
Tutor Perini Corp.* 2,548 56,209
3,327,283
Construction Materials — 0.3%
Knife River Corp.* 3,401 240,485
Summit Materials, Inc., Class
a
A* 7,180 277,435
United States Lime & Minerals,
Inc. 124 42,500
560,420
Consumer Finance — 0.6%
Atlanticus Holdings Corp.* 278 7,145
Bread Financial Holdings, Inc. 2,986 124,695
Consumer Portfolio Services,
Inc.*(b) 513 4,248
Encore Capital Group, Inc.* 1,397 61,803
Enova International, Inc.* 1,704 105,052
FirstCash Holdings, Inc. 2,264 266,971
Green Dot Corp., Class
a
A* 2,791 27,659
LendingClub Corp.* 6,525 58,203
LendingTree, Inc.* 639 27,471
Navient Corp. 5,014 75,561
Nelnet, Inc., Class
a
A 775 80,336
NerdWallet, Inc., Class
a
A* 2,030 28,318
OppFi, Inc. 646 2,087
PRA Group, Inc.* 2,321 50,087
PROG Holdings, Inc. 2,663 100,635
Regional Management Corp. 484 13,310
Upstart Holdings, Inc.* 4,460 110,251
World Acceptance Corp.* 244 31,351
1,175,183
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) 1,934 101,226
Investments
Shares Value
Common Stocks (a) (continued)
Chefs' Warehouse, Inc. (The)* 2,115 $ 83,373
HF Foods Group, Inc.* 2,419 8,539
Ingles Markets, Inc., Class
a
A 854 62,462
Natural Grocers by Vitamin
Cottage, Inc. 561 12,106
PriceSmart, Inc. 1,530 128,749
SpartanNash Co. 2,074 40,754
Sprouts Farmers Market, Inc.* 6,124 483,674
United Natural Foods, Inc.* 3,561 42,768
Village Super Market, Inc.,
Class
a
A 530 16,112
Weis Markets, Inc. 990 64,894
1,044,657
Containers & Packaging — 0.2%
Greif, Inc., Class
a
A 1,462 94,942
Greif, Inc., Class
a
B 311 20,293
Myers Industries, Inc. 2,197 34,713
O-I Glass, Inc.* 9,338 118,499
Pactiv Evergreen, Inc. 2,405 29,726
Ranpak Holdings Corp.,
Class
a
A* 2,605 16,255
TriMas Corp. 2,493 66,364
380,792
Distributors — 0.0%(d)
Weyco Group, Inc. 357 10,914
Diversified Consumer Services — 0.8%
2U, Inc.* 4,816 1,341
Adtalem Global Education, Inc.* 2,351 151,381
Carriage Services, Inc., Class
a
A 806 21,673
Chegg, Inc.* 6,842 26,205
Coursera, Inc.* 7,952 60,435
Duolingo, Inc., Class
a
A* 1,778 340,309
European Wax Center, Inc.,
Class
a
A* 2,053 23,240
Frontdoor, Inc.* 4,876 172,464
Graham Holdings Co., Class
a
B 209 157,258
Laureate Education, Inc. 7,874 123,307
Lincoln Educational Services
Corp.* 1,423 16,678
Nerdy, Inc.* 3,894 6,659
OneSpaWorld Holdings Ltd.* 5,013 77,952
Perdoceo Education Corp. 3,926 88,335
Strategic Education, Inc. 1,360 154,251
Stride, Inc.* 2,549 175,014
Udemy, Inc.* 5,385 47,603
Universal Technical Institute,
Inc.* 2,376 37,565
WW International, Inc.* 3,275 5,437
1,687,107
Diversified REITs — 0.4%
Alexander & Baldwin, Inc., REIT 4,359 73,231
Alpine Income Property Trust,
Inc., REIT 762 11,948
American Assets Trust, Inc.,
REIT 2,933 63,793

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
79
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Armada Hoffler Properties, Inc.,
REIT 4,049 $ 45,916
Broadstone Net Lease, Inc.,
REIT 11,300 173,455
CTO Realty Growth, Inc., REIT 1,320 23,443
Empire State Realty Trust, Inc.,
Class
a
A, REIT 7,939 75,659
Essential Properties Realty
Trust, Inc., REIT 9,375 251,062
Gladstone Commercial Corp.,
REIT 2,389 34,378
Global Net Lease, Inc., REIT 11,698 87,501
NexPoint Diversified Real
Estate Trust, REIT 1,875 10,331
One Liberty Properties, Inc.,
REIT 976 22,907
873,624
Diversified Telecommunication Services — 0.3%
Anterix, Inc.* 773 26,011
AST SpaceMobile, Inc.,
Class
a
A*(b) 6,889 57,007
ATN International, Inc. 646 15,724
Bandwidth, Inc., Class
a
A* 1,408 28,343
Cogent Communications
Holdings, Inc. 2,631 155,808
Consolidated Communications
Holdings, Inc.* 4,517 19,875
Globalstar, Inc.* 43,516 47,432
IDT Corp., Class
a
B 921 37,328
Liberty Latin America Ltd.,
Class
a
A* 2,076 18,829
Liberty Latin America Ltd.,
Class
a
C* 8,264 74,955
Lumen Technologies, Inc.* 60,569 78,134
Shenandoah
Telecommunications Co. 2,919 54,906
614,352
Electric Utilities — 0.5%
ALLETE, Inc. 3,474 219,383
Genie Energy Ltd., Class
a
B 1,187 18,114
MGE Energy, Inc. 2,193 175,725
Otter Tail Corp. 2,484 224,727
PNM Resources, Inc. 5,153 197,566
Portland General Electric Co. 6,111 272,306
1,107,821
Electrical Equipment — 1.1%
Allient, Inc. 777 21,057
Amprius Technologies, Inc.*(b) 336 467
Array Technologies, Inc.* 9,103 129,080
Atkore, Inc. 2,238 340,512
Babcock & Wilcox Enterprises,
Inc.* 3,532 4,132
Blink Charging Co.*(b) 3,382 10,518
Bloom Energy Corp.,
Class
a
A*(b) 11,578 188,953
Dragonfly Energy Holdings
Corp.* 1,775 1,713
Encore Wire Corp. 904 261,012
Investments
Shares Value
Common Stocks (a) (continued)
Energy Vault Holdings, Inc.*(b) 5,950 $ 7,794
EnerSys 2,453 264,531
Enovix Corp.*(b) 8,329 88,454
Eos Energy Enterprises, Inc.* 9,208 6,553
ESS Tech, Inc.* 5,480 4,085
Fluence Energy, Inc., Class
a
A* 3,523 88,533
FTC Solar, Inc.* 4,303 2,229
FuelCell Energy, Inc.* 27,328 24,541
GrafTech International Ltd.* 11,647 19,218
LSI Industries, Inc. 1,683 26,726
NEXTracker, Inc., Class
a
A* 7,563 417,251
NuScale Power Corp.,
Class
a
A*(b) 3,362 29,350
Powell Industries, Inc. 557 100,182
Preformed Line Products Co. 148 19,882
SES AI Corp.* 7,500 9,375
Shoals Technologies Group,
Inc., Class
a
A* 10,306 81,108
SKYX Platforms Corp.* 3,765 3,426
Stem, Inc.* 8,557 11,381
SunPower Corp.* 5,246 17,522
Thermon Group Holdings, Inc.* 2,009 67,824
TPI Composites, Inc.* 2,489 13,640
Vicor Corp.* 1,333 46,642
2,307,691
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.* 1,331 8,385
Advanced Energy Industries,
Inc. 2,261 242,899
Aeva Technologies, Inc.*(b) 970 3,133
Akoustis Technologies, Inc.* 5,724 1,231
Arlo Technologies, Inc.* 5,378 76,421
Badger Meter, Inc. 1,768 341,153
Bel Fuse, Inc., Class
a
B 629 42,898
Belden, Inc. 2,504 239,608
Benchmark Electronics, Inc. 2,126 91,567
Climb Global Solutions, Inc. 250 14,393
CTS Corp. 1,862 98,593
Daktronics, Inc.* 2,288 25,534
ePlus, Inc.* 1,597 119,520
Evolv Technologies Holdings,
Inc.* 6,854 19,602
Fabrinet* 2,212 529,840
FARO Technologies, Inc.* 1,140 21,352
Insight Enterprises, Inc.* 1,690 330,395
Iteris, Inc.* 2,566 11,624
Itron, Inc.* 2,738 294,472
Kimball Electronics, Inc.* 1,439 32,982
Knowles Corp.* 5,337 93,504
Lightwave Logic, Inc.*(b) 7,038 21,677
Luna Innovations, Inc.* 1,957 6,536
Methode Electronics, Inc. 2,025 23,855
MicroVision, Inc.* 11,468 13,532
Mirion Technologies, Inc.,
Class
a
A* 12,040 130,754
Napco Security Technologies,
Inc. 1,995 99,052
nLight, Inc.* 2,691 35,387
Novanta, Inc.* 2,152 348,968

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
80
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
OSI Systems, Inc.* 968 $ 139,140
PAR Technology Corp.* 1,638 73,088
PC Connection, Inc. 688 46,536
Plexus Corp.* 1,650 181,731
Presto Automation, Inc.* 250 27
Richardson Electronics Ltd. 727 8,135
Rogers Corp.* 1,041 122,838
Sanmina Corp.* 3,312 227,005
ScanSource, Inc.* 1,486 70,481
SmartRent, Inc., Class
a
A* 11,282 26,626
TTM Technologies, Inc.* 6,127 113,962
Vishay Intertechnology, Inc. 7,645 180,651
Vishay Precision Group, Inc.* 744 25,125
Vuzix Corp.* 3,545 4,750
4,538,962
Energy Equipment & Services — 2.0%
Archrock, Inc. 8,356 169,125
Atlas Energy Solutions, Inc.,
Class
a
A 1,069 25,891
Borr Drilling Ltd. 13,209 91,010
Bristow Group, Inc., Class
a
A* 1,419 50,956
Cactus, Inc., Class
a
A 3,938 202,216
ChampionX Corp. 11,769 383,905
Core Laboratories, Inc. 2,817 52,791
Diamond Offshore Drilling, Inc.* 6,114 92,811
DMC Global, Inc.* 1,173 15,237
Dril-Quip, Inc.* 2,045 39,550
Expro Group Holdings NV* 5,382 118,135
Forum Energy Technologies,
Inc.* 581 10,597
Helix Energy Solutions Group,
Inc.* 8,647 99,527
Helmerich & Payne, Inc. 5,853 222,765
KLX Energy Services Holdings,
Inc.* 759 3,878
Kodiak Gas Services, Inc. 953 26,255
Liberty Energy, Inc., Class
a
A 9,875 243,814
Mammoth Energy Services,
Inc.*(b) 1,399 5,190
Nabors Industries Ltd.* 551 41,193
Newpark Resources, Inc.* 4,497 38,135
Noble Corp. plc 6,769 314,488
Oceaneering International, Inc.* 6,040 143,027
Oil States International, Inc.* 3,789 16,937
Patterson-UTI Energy, Inc. 21,253 234,208
ProFrac Holding Corp.,
Class
a
A* 1,560 15,007
ProPetro Holding Corp.* 5,672 54,338
Ranger Energy Services, Inc.,
Class
a
A 883 9,316
RPC, Inc. 5,111 34,908
SEACOR Marine Holdings, Inc.* 1,447 19,042
Seadrill Ltd.* 2,816 146,066
Select Water Solutions, Inc.,
Class
a
A 4,799 52,453
Solaris Oilfield Infrastructure,
Inc., Class
a
A 1,756 16,085
TETRA Technologies, Inc.* 7,529 27,933
Tidewater, Inc.* 2,793 288,601
US Silica Holdings, Inc.* 4,530 70,170
Investments
Shares Value
Common Stocks (a) (continued)
Valaris Ltd.* 3,577 $ 276,860
Weatherford International plc* 4,280 515,055
4,167,475
Entertainment — 0.3%
Atlanta Braves Holdings, Inc.,
Class
a
A* 603 25,344
Atlanta Braves Holdings, Inc.,
Class
a
C* 2,737 109,398
Cinemark Holdings, Inc.* 6,606 114,086
Eventbrite, Inc., Class
a
A* 4,646 23,137
IMAX Corp.* 2,699 44,372
Lions Gate Entertainment
Corp., Class
a
A* 3,501 29,093
Lions Gate Entertainment
Corp., Class
a
B* 7,240 55,893
Loop Media, Inc.* 2,359 469
Madison Square Garden
Entertainment Corp., Class
a
A* 2,388 84,870
Marcus Corp. (The) 1,457 15,517
Playstudios, Inc.* 5,216 11,840
Reservoir Media, Inc.* 1,192 9,584
Sphere Entertainment Co.* 1,599 58,363
Vivid Seats, Inc., Class
a
A* 4,486 22,654
604,620
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc. 8,301 40,758
Financial Services — 1.8%
Acacia Research Corp.* 2,283 12,739
Alerus Financial Corp. 1,076 20,810
A-Mark Precious Metals, Inc. 1,128 42,796
AvidXchange Holdings, Inc.* 9,071 96,062
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 1,652 49,577
Cannae Holdings, Inc.* 3,976 72,284
Cantaloupe, Inc.* 3,445 24,666
Cass Information Systems, Inc. 822 34,803
Compass Diversified Holdings 3,796 86,397
Enact Holdings, Inc. 1,780 54,664
Essent Group Ltd. 6,299 357,153
EVERTEC, Inc. 3,927 137,327
Federal Agricultural Mortgage
Corp., Class
a
C 549 95,894
Finance of America Cos., Inc.,
Class
a
A* 3,209 1,857
Flywire Corp.* 6,386 109,520
I3 Verticals, Inc., Class
a
A* 1,354 26,376
International Money Express,
Inc.* 1,894 39,509
Jackson Financial, Inc., Class
a
A 4,798 364,696
Marqeta, Inc., Class
a
A* 28,343 150,785
Merchants Bancorp 953 38,168
Mr Cooper Group, Inc.* 3,877 323,342
NewtekOne, Inc. 1,400 19,250
NMI Holdings, Inc., Class
a
A* 4,790 158,932
Ocwen Financial Corp.* 386 9,461
Pagseguro Digital Ltd., Class
a
A* 11,934 146,192

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
81
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Payoneer Global, Inc.* 15,924 $ 95,385
Paysafe Ltd.* 1,951 35,463
Paysign, Inc.* 1,961 8,883
PennyMac Financial Services,
Inc. 1,533 138,966
Priority Technology Holdings,
Inc.* 1,061 4,849
Radian Group, Inc. 9,237 288,564
Remitly Global, Inc.* 8,174 106,221
Repay Holdings Corp., Class
a
A* 4,984 48,544
Security National Financial
Corp., Class
a
A* 758 6,094
StoneCo Ltd., Class
a
A* 17,494 242,117
SWK Holdings Corp.* 221 3,808
Velocity Financial, Inc.* 526 9,731
Walker & Dunlop, Inc. 1,912 183,533
Waterstone Financial, Inc. 1,043 12,620
3,658,038
Food Products — 0.7%
Alico, Inc. 428 11,458
B&G Foods, Inc. 4,672 44,571
Benson Hill, Inc.* 10,404 1,940
Beyond Meat, Inc.*(b) 3,562 27,036
BRC, Inc., Class
a
A*(b) 2,456 14,245
Calavo Growers, Inc. 1,040 28,049
Cal-Maine Foods, Inc. 2,467 152,140
Dole plc 4,298 53,166
Forafric Global plc*(b) 319 3,544
Fresh Del Monte Produce, Inc. 2,046 47,795
Hain Celestial Group, Inc. (The)* 5,374 41,165
J & J Snack Foods Corp. 905 147,252
John B Sanfilippo & Son, Inc. 539 54,347
Lancaster Colony Corp. 1,174 217,777
Limoneira Co. 1,052 21,061
Mission Produce, Inc.* 2,912 34,507
Seneca Foods Corp., Class
a
A* 293 17,322
Simply Good Foods Co. (The)* 5,456 210,001
SunOpta, Inc.* 5,630 33,836
TreeHouse Foods, Inc.* 3,051 110,782
Utz Brands, Inc. 4,327 80,223
Vital Farms, Inc.* 1,868 77,298
Westrock Coffee Co.*(b) 1,706 17,708
1,447,223
Gas Utilities — 0.7%
Brookfield Infrastructure Corp.,
Class
a
A 7,205 248,212
Chesapeake Utilities Corp. 1,314 147,181
New Jersey Resources Corp. 5,843 253,937
Northwest Natural Holding Co. 2,207 82,586
ONE Gas, Inc. 3,318 204,488
RGC Resources, Inc. 487 10,081
Southwest Gas Holdings, Inc. 3,752 291,118
Spire, Inc. 3,138 192,328
1,429,931
Ground Transportation — 0.3%
ArcBest Corp. 1,431 150,999
Investments
Shares Value
Common Stocks (a) (continued)
Covenant Logistics Group, Inc.,
Class
a
A 500 $ 23,765
FTAI Infrastructure, Inc. 5,945 50,830
Heartland Express, Inc. 2,816 31,877
Marten Transport Ltd. 3,491 61,791
PAM Transportation Services,
Inc.* 371 6,166
RXO, Inc.* 6,985 142,564
Universal Logistics Holdings,
Inc. 407 17,806
Werner Enterprises, Inc. 3,806 142,991
628,789
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.* 5,666 10,029
Alphatec Holdings, Inc.* 5,540 53,793
AngioDynamics, Inc.* 2,302 14,526
Artivion, Inc.* 2,366 55,838
AtriCure, Inc.* 2,798 63,067
Atrion Corp. 83 38,201
Avanos Medical, Inc.* 2,779 55,330
Axogen, Inc.* 2,468 16,856
Axonics, Inc.* 2,988 200,465
Beyond Air, Inc.* 1,826 2,337
Butterfly Network, Inc.* 8,510 8,467
Cerus Corp.* 10,658 19,078
ClearPoint Neuro, Inc.* 1,377 7,477
CONMED Corp. 1,842 140,802
Cutera, Inc.* 1,100 2,365
CVRx, Inc.* 668 4,643
Embecta Corp. 3,471 42,936
Glaukos Corp.* 2,850 321,252
Haemonetics Corp.* 3,013 253,333
Inari Medical, Inc.* 3,214 160,700
Inmode Ltd.* 4,654 89,031
Inogen, Inc.* 1,400 11,620
Integer Holdings Corp.* 1,995 241,874
iRadimed Corp. 439 18,644
iRhythm Technologies, Inc.* 1,843 162,571
KORU Medical Systems, Inc.* 2,063 4,394
Lantheus Holdings, Inc.* 4,088 334,521
LeMaitre Vascular, Inc. 1,186 93,552
LivaNova plc* 3,259 199,027
Merit Medical Systems, Inc.* 3,416 277,208
Neogen Corp.* 13,092 172,160
Nevro Corp.* 2,160 20,196
Omnicell, Inc.* 2,700 87,993
OraSure Technologies, Inc.* 4,324 20,453
Orchestra BioMed Holdings,
Inc.*(b) 875 6,064
Orthofix Medical, Inc.* 2,112 28,998
OrthoPediatrics Corp.* 953 30,096
Outset Medical, Inc.* 3,003 11,201
Paragon 28, Inc.* 2,638 20,286
PROCEPT BioRobotics Corp.* 2,424 160,954
Pulmonx Corp.* 2,237 16,218
Pulse Biosciences, Inc.*(b) 970 11,203
RxSight, Inc.* 1,708 99,867
Sanara Medtech, Inc.* 232 6,890
Semler Scientific, Inc.* 276 8,095

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
82
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
SI-BONE, Inc.* 2,389 $ 33,565
Sight Sciences, Inc.* 1,298 8,515
Silk Road Medical, Inc.* 2,308 50,176
STAAR Surgical Co.* 2,950 122,514
Surmodics, Inc.* 827 34,784
Tactile Systems Technology,
Inc.* 1,414 18,000
Tela Bio, Inc.* 972 5,375
TransMedics Group, Inc.* 1,906 259,978
Treace Medical Concepts, Inc.* 2,716 15,970
UFP Technologies, Inc.* 426 110,913
Utah Medical Products, Inc. 206 14,068
Varex Imaging Corp.* 2,356 36,400
Vicarious Surgical, Inc.,
Class
a
A* 6,115 1,927
Zimvie, Inc.* 1,552 25,841
Zynex, Inc.*(b) 1,095 11,114
4,353,751
Health Care Providers & Services — 1.9%
23andMe Holding Co., Class
a
A* 18,684 10,187
Accolade, Inc.* 4,169 29,517
AdaptHealth Corp., Class
a
A* 5,749 54,501
Addus HomeCare Corp.* 940 107,921
AirSculpt Technologies, Inc.*(b) 739 3,037
Alignment Healthcare, Inc.* 5,112 40,283
AMN Healthcare Services, Inc.* 2,290 128,103
Astrana Health, Inc.* 2,606 107,967
Aveanna Healthcare Holdings,
Inc.* 3,042 7,940
BrightSpring Health Services,
Inc.* 3,239 36,439
Brookdale Senior Living, Inc.* 11,199 75,145
CareMax, Inc.* 131 384
Castle Biosciences, Inc.* 1,492 34,704
Community Health Systems,
Inc.* 7,552 29,906
CorVel Corp.* 524 125,681
Cross Country Healthcare, Inc.* 2,017 30,497
DocGo, Inc.* 4,672 13,689
Enhabit, Inc.* 3,025 27,800
Ensign Group, Inc. (The) 3,277 397,303
Fulgent Genetics, Inc.* 1,230 25,399
Guardant Health, Inc.* 6,785 183,873
HealthEquity, Inc.* 5,112 417,548
Hims & Hers Health, Inc.* 7,440 144,485
InfuSystem Holdings, Inc.* 1,106 7,897
Innovage Holding Corp.* 1,136 5,044
Joint Corp. (The)* 855 12,834
LifeStance Health Group,
Inc.*(b) 6,375 35,509
ModivCare, Inc.* 766 20,927
Nano-X Imaging Ltd.*(b) 2,866 23,960
National HealthCare Corp. 750 79,312
National Research Corp. 865 24,289
NeoGenomics, Inc.* 7,654 104,936
OPKO Health, Inc.*(b) 24,226 33,190
Option Care Health, Inc.* 10,073 300,377
Owens & Minor, Inc.* 4,462 77,773
P3 Health Partners, Inc.* 2,491 1,250
Investments
Shares Value
Common Stocks (a) (continued)
Patterson Cos., Inc. 5,019 $ 123,417
Pediatrix Medical Group, Inc.* 5,056 36,959
Pennant Group, Inc. (The)* 1,713 40,324
Performant Financial Corp.* 4,116 12,636
PetIQ, Inc., Class
a
A* 1,642 34,088
Privia Health Group, Inc.* 6,765 117,508
Progyny, Inc.* 4,774 128,659
Quipt Home Medical Corp.* 2,462 8,272
RadNet, Inc.* 3,619 212,218
Select Medical Holdings Corp. 6,246 215,799
Surgery Partners, Inc.* 4,542 125,359
US Physical Therapy, Inc. 894 91,698
Viemed Healthcare, Inc.* 2,050 15,190
3,921,734
Health Care REITs — 0.4%
CareTrust REIT, Inc., REIT 7,206 184,257
Community Healthcare Trust,
Inc., REIT 1,604 37,630
Diversified Healthcare Trust,
REIT 14,358 34,890
Global Medical REIT, Inc., REIT 3,665 34,048
LTC Properties, Inc., REIT 2,465 84,796
National Health Investors, Inc.,
REIT 2,509 165,795
Sabra Health Care REIT, Inc.,
REIT 13,913 202,852
Universal Health Realty Income
Trust, REIT 773 29,049
773,317
Health Care Technology — 0.2%
American Well Corp., Class
a
A* 15,129 6,459
Definitive Healthcare Corp.,
Class
a
A* 2,863 15,231
Evolent Health, Inc., Class
a
A* 6,752 143,075
Health Catalyst, Inc.* 3,430 22,741
HealthStream, Inc. 1,448 39,516
Multiplan Corp.* 23,115 12,410
OptimizeRx Corp.* 958 11,553
Phreesia, Inc.* 3,183 60,222
Schrodinger, Inc.* 3,273 70,435
Sharecare, Inc.* 18,246 14,858
Simulations Plus, Inc. 953 45,973
TruBridge, Inc.* 858 8,074
450,547
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.,
REIT 12,961 187,157
Braemar Hotels & Resorts, Inc.,
REIT 3,941 10,995
Chatham Lodging Trust, REIT 2,897 24,509
DiamondRock Hospitality Co.,
REIT 12,639 107,052
Pebblebrook Hotel Trust, REIT 7,146 101,116
RLJ Lodging Trust, REIT 9,216 91,976
Ryman Hospitality Properties,
Inc., REIT 3,508 368,585
Service Properties Trust, REIT 9,912 53,327

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
83
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Summit Hotel Properties, Inc.,
REIT 6,298 $ 38,544
Sunstone Hotel Investors, Inc.,
REIT 12,354 126,999
Xenia Hotels & Resorts, Inc.,
REIT 6,346 91,953
1,202,213
Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc.,
Class
a
A* 3,204 31,752
Bally's Corp.* 1,772 21,530
Biglari Holdings, Inc., Class
a
B* 44 8,756
BJ's Restaurants, Inc.* 1,350 47,304
Bloomin' Brands, Inc. 5,268 114,842
Bowlero Corp., Class
a
A(b) 996 12,400
Brinker International, Inc.* 2,636 186,181
Century Casinos, Inc.* 1,652 4,411
Cheesecake Factory, Inc. (The) 2,870 110,438
Chuy's Holdings, Inc.* 1,039 27,752
Cracker Barrel Old Country
Store, Inc.(b) 1,326 64,682
Dave & Buster's Entertainment,
Inc.* 2,034 103,917
Denny's Corp.* 3,082 22,499
Dine Brands Global, Inc. 930 36,688
El Pollo Loco Holdings, Inc.* 1,670 17,836
Everi Holdings, Inc.* 4,889 35,347
First Watch Restaurant Group,
Inc.* 1,335 26,273
Full House Resorts, Inc.* 1,973 9,806
Global Business Travel Group
I*(b) 1,938 11,764
Golden Entertainment, Inc. 1,216 36,808
Hilton Grand Vacations, Inc.* 4,741 195,946
Inspired Entertainment, Inc.* 1,304 11,879
International Game Technology
plc 6,527 128,843
Jack in the Box, Inc. 1,185 65,602
Krispy Kreme, Inc. 5,261 55,030
Kura Sushi USA, Inc., Class
a
A* 350 34,969
Life Time Group Holdings, Inc.* 2,683 45,021
Light & Wonder, Inc.* 5,432 518,647
Lindblad Expeditions Holdings,
Inc.* 2,100 16,254
Monarch Casino & Resort, Inc. 809 54,179
Mondee Holdings, Inc.,
Class
a
A*(b) 2,786 6,018
Nathan's Famous, Inc. 169 11,980
Noodles & Co., Class
a
A* 2,338 4,395
ONE Group Hospitality, Inc.
(The)* 1,294 6,729
Papa John's International, Inc. 1,976 91,805
PlayAGS, Inc.* 2,272 26,242
Portillo's, Inc., Class
a
A* 2,723 27,284
Potbelly Corp.* 1,568 14,034
RCI Hospitality Holdings, Inc. 526 23,533
Red Robin Gourmet Burgers,
Inc.* 923 7,476
Red Rock Resorts, Inc., Class
a
A 2,861 146,626
Rush Street Interactive, Inc.* 3,883 34,753
Investments
Shares Value
Common Stocks (a) (continued)
Sabre Corp.* 19,903 $ 62,296
Shake Shack, Inc., Class
a
A* 2,270 215,400
Six Flags Entertainment Corp.* 4,385 111,598
Super Group SGHC Ltd.* 8,196 29,751
Sweetgreen, Inc., Class
a
A* 5,878 180,748
Target Hospitality Corp.*(b) 1,878 21,334
United Parks & Resorts, Inc.* 2,186 114,306
Xponential Fitness, Inc.,
Class
a
A* 1,396 12,648
3,206,312
Household Durables — 1.6%
Beazer Homes USA, Inc.* 1,771 50,863
Cavco Industries, Inc.* 504 180,029
Century Communities, Inc. 1,710 144,341
Cricut, Inc., Class
a
A 2,873 17,899
Dream Finders Homes, Inc.,
Class
a
A* 1,455 41,337
Ethan Allen Interiors, Inc. 1,373 39,968
GoPro, Inc., Class
a
A* 7,580 11,522
Green Brick Partners, Inc.* 1,567 85,558
Helen of Troy Ltd.* 1,429 152,732
Hooker Furnishings Corp. 642 11,158
Hovnanian Enterprises, Inc.,
Class
a
A* 293 42,128
Installed Building Products, Inc. 1,425 301,872
iRobot Corp.* 1,648 15,837
KB Home 4,097 289,248
Landsea Homes Corp.* 1,189 11,795
La-Z-Boy, Inc. 2,609 97,890
Legacy Housing Corp.* 650 15,100
LGI Homes, Inc.* 1,251 120,096
Lovesac Co. (The)* 859 24,146
M/I Homes, Inc.* 1,619 202,245
Meritage Homes Corp. 2,189 386,030
Purple Innovation, Inc.,
Class
a
A*(b) 3,293 4,116
Skyline Champion Corp.* 3,253 226,441
Snap One Holdings Corp.* 1,099 11,781
Sonos, Inc.* 7,443 117,599
Taylor Morrison Home Corp.,
Class
a
A* 6,228 360,165
Traeger, Inc.* 2,165 5,607
Tri Pointe Homes, Inc.* 5,781 223,898
United Homes Group, Inc.*(b) 324 1,798
Vizio Holding Corp., Class
a
A* 4,613 49,544
VOXX International Corp.,
Class
a
A* 703 2,594
Worthington Enterprises, Inc. 1,851 105,563
3,350,900
Household Products — 0.2%
Central Garden & Pet Co.* 579 25,158
Central Garden & Pet Co.,
Class
a
A* 3,103 115,897
Energizer Holdings, Inc. 4,307 123,266
Oil-Dri Corp. of America 295 24,650
WD-40 Co. 816 183,347
472,318

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
84
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class
a
A* 3,838 $ 15,544
Montauk Renewables, Inc.* 4,005 21,467
Ormat Technologies, Inc. 3,250 245,050
Sunnova Energy International,
Inc.*(b) 6,388 33,345
315,406
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 1,562 32,099
Industrial REITs — 0.3%
Innovative Industrial Properties,
Inc., REIT 1,678 180,855
LXP Industrial Trust, REIT 17,416 148,036
Plymouth Industrial REIT, Inc.,
REIT 2,743 57,219
Terreno Realty Corp., REIT 5,396 305,306
691,416
Insurance — 1.3%
Ambac Financial Group, Inc.* 2,659 47,117
American Coastal Insurance
Corp.* 1,195 14,101
AMERISAFE, Inc. 1,146 50,229
Baldwin Insurance Group, Inc.
(The), Class
a
A* 3,619 121,888
CNO Financial Group, Inc. 6,732 193,141
Crawford & Co., Class
a
A 870 7,900
Donegal Group, Inc., Class
a
A 937 12,406
eHealth, Inc.* 1,684 9,969
Employers Holdings, Inc. 1,541 64,999
Enstar Group Ltd.* 717 224,521
F&G Annuities & Life, Inc. 1,125 45,461
Fidelis Insurance Holdings Ltd. 3,639 60,335
Genworth Financial, Inc.,
Class
a
A* 27,053 170,163
GoHealth, Inc., Class
a
A* 249 2,607
Goosehead Insurance, Inc.,
Class
a
A* 1,295 83,528
Greenlight Capital Re Ltd.,
Class
a
A* 1,552 20,626
Hamilton Insurance Group Ltd.,
Class
a
B* 1,002 17,285
HCI Group, Inc. 438 41,995
Hippo Holdings, Inc.* 640 11,290
Horace Mann Educators Corp. 2,470 84,400
Investors Title Co. 73 13,439
James River Group Holdings
Ltd. 2,225 17,377
Kingsway Financial Services,
Inc.* 686 5,502
Lemonade, Inc.*(b) 3,046 50,289
Maiden Holdings Ltd.* 5,453 11,615
MBIA, Inc. 2,704 15,278
Mercury General Corp. 1,611 89,942
National Western Life Group,
Inc., Class
a
A 137 67,199
NI Holdings, Inc.* 485 7,498
Investments
Shares Value
Common Stocks (a) (continued)
Oscar Health, Inc., Class
a
A* 9,678 $ 193,173
Palomar Holdings, Inc.* 1,466 124,375
ProAssurance Corp.* 3,066 44,058
Safety Insurance Group, Inc. 863 66,753
Selective Insurance Group, Inc. 3,619 353,251
Selectquote, Inc.* 8,195 25,568
SiriusPoint Ltd.* 4,277 56,243
Skyward Specialty Insurance
Group, Inc.* 1,790 66,803
Stewart Information Services
Corp. 1,609 101,866
Tiptree, Inc., Class
a
A 1,442 25,206
Trupanion, Inc.*(b) 2,378 71,031
United Fire Group, Inc. 1,264 28,124
Universal Insurance Holdings,
Inc. 1,459 28,757
2,747,308
Interactive Media & Services — 0.5%
Bumble, Inc., Class
a
A* 6,082 71,159
Cargurus, Inc., Class
a
A* 5,764 139,546
Cars.com, Inc.* 3,998 80,880
DHI Group, Inc.* 2,538 5,254
EverQuote, Inc., Class
a
A* 1,306 31,200
fuboTV, Inc.*(b) 17,017 21,271
Grindr, Inc.*(b) 2,463 23,399
MediaAlpha, Inc., Class
a
A* 1,380 24,536
Nextdoor Holdings, Inc.* 8,983 21,739
Outbrain, Inc.* 2,418 11,099
QuinStreet, Inc.* 3,175 55,912
Shutterstock, Inc. 1,482 60,214
System1, Inc.* 1,965 2,515
TrueCar, Inc.* 5,379 15,868
Vimeo, Inc.* 9,256 35,913
Yelp, Inc., Class
a
A* 4,001 147,917
Ziff Davis, Inc.* 2,751 158,485
ZipRecruiter, Inc., Class
a
A* 4,065 41,097
948,004
IT Services — 0.5%
Applied Digital Corp.* 5,245 22,186
ASGN, Inc.* 2,771 260,225
BigBear.ai Holdings, Inc.*(b) 3,113 4,669
BigCommerce Holdings, Inc.,
Series 1* 4,121 33,957
Brightcove, Inc.* 2,622 5,480
Couchbase, Inc.* 2,134 48,378
DigitalOcean Holdings, Inc.* 3,681 136,381
Fastly, Inc., Class
a
A* 7,350 57,624
Grid Dynamics Holdings, Inc.* 3,385 32,158
Hackett Group, Inc. (The) 1,502 33,510
Information Services Group,
Inc. 2,108 6,725
Perficient, Inc.* 2,063 152,971
Rackspace Technology, Inc.*(b) 3,800 7,448
Squarespace, Inc., Class
a
A* 3,412 150,128
Thoughtworks Holding, Inc.* 5,561 15,348
Tucows, Inc., Class
a
A* 596 13,529
Unisys Corp.* 3,993 17,130
997,847

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
85
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Leisure Products — 0.3%
Acushnet Holdings Corp. 1,821 $ 120,004
AMMO, Inc.* 5,418 14,629
Clarus Corp. 1,803 12,621
Escalade, Inc. 598 8,241
Funko, Inc., Class
a
A* 2,226 20,123
JAKKS Pacific, Inc.* 443 8,227
Johnson Outdoors, Inc.,
Class
a
A 325 11,827
Latham Group, Inc.* 2,333 9,005
Malibu Boats, Inc., Class
a
A* 1,222 46,998
Marine Products Corp. 505 5,171
MasterCraft Boat Holdings,
Inc.* 1,020 21,522
Smith & Wesson Brands, Inc. 2,748 46,084
Solo Brands, Inc., Class
a
A*(b) 1,195 2,330
Sturm Ruger & Co., Inc. 1,051 46,706
Topgolf Callaway Brands Corp.* 8,649 135,357
Vista Outdoor, Inc.* 3,472 121,103
629,948
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies
Corp.* 6,823 23,539
Akoya Biosciences, Inc.*(b) 1,392 2,993
BioLife Solutions, Inc.* 2,130 45,752
Codexis, Inc.* 4,187 14,152
CryoPort, Inc.* 2,599 26,718
Cytek Biosciences, Inc.* 7,279 40,981
Harvard Bioscience, Inc.* 2,435 7,719
MaxCyte, Inc.* 5,243 23,488
Mesa Laboratories, Inc. 310 29,667
Nautilus Biotechnology, Inc.,
Class
a
A* 3,032 8,308
OmniAb, Inc.* 5,600 24,304
Pacific Biosciences of
California, Inc.* 15,140 27,100
Quanterix Corp.* 2,141 34,192
Quantum-Si, Inc.*(b) 6,111 9,289
Seer, Inc., Class
a
A* 3,521 6,338
324,540
Machinery — 2.9%
374Water, Inc.* 3,706 4,744
3D Systems Corp.* 7,851 27,636
Alamo Group, Inc. 607 115,324
Albany International Corp.,
Class
a
A 1,881 165,001
Astec Industries, Inc. 1,366 44,381
Atmus Filtration Technologies,
Inc.* 5,059 156,020
Barnes Group, Inc. 2,944 113,315
Blue Bird Corp.* 1,680 95,777
Chart Industries, Inc.* 2,584 405,766
Columbus McKinnon Corp. 1,696 66,314
Commercial Vehicle Group,
Inc.* 1,953 10,566
Desktop Metal, Inc., Class
a
A* 17,056 9,614
Douglas Dynamics, Inc. 1,355 33,685
Investments
Shares Value
Common Stocks (a) (continued)
Energy Recovery, Inc.* 3,347 $ 45,185
Enerpac Tool Group Corp.,
Class
a
A 3,281 129,009
Enpro, Inc. 1,259 192,954
ESCO Technologies, Inc. 1,539 167,951
Federal Signal Corp. 3,602 331,456
Franklin Electric Co., Inc. 2,776 276,156
Gencor Industries, Inc.* 633 12,261
Gorman-Rupp Co. (The) 1,376 47,527
Greenbrier Cos., Inc. (The) 1,835 101,384
Helios Technologies, Inc. 1,993 99,809
Hillenbrand, Inc. 4,213 195,862
Hillman Solutions Corp.* 11,735 107,845
Hyliion Holdings Corp.* 8,969 13,274
Hyster-Yale, Inc. 669 48,563
John Bean Technologies Corp. 1,914 182,844
Kadant, Inc. 703 201,065
Kennametal, Inc. 4,792 123,394
Lindsay Corp. 664 76,240
Luxfer Holdings plc 1,605 19,774
Manitowoc Co., Inc. (The)* 2,094 26,028
Mayville Engineering Co., Inc.* 673 10,781
Microvast Holdings, Inc.* 13,211 4,940
Miller Industries, Inc. 668 40,614
Mueller Industries, Inc. 6,738 396,936
Mueller Water Products, Inc.,
Class
a
A 9,328 173,128
Nikola Corp.* 44,375 22,716
Omega Flex, Inc. 196 11,605
Park-Ohio Holdings Corp. 514 13,441
Proto Labs, Inc.* 1,559 48,282
REV Group, Inc. 1,902 52,134
Shyft Group, Inc. (The) 2,032 25,745
SPX Technologies, Inc.* 2,653 369,881
Standex International Corp. 709 119,261
Tennant Co. 1,113 114,261
Terex Corp. 3,997 238,501
Titan International, Inc.* 3,088 25,538
Trinity Industries, Inc. 4,880 153,476
Velo3D, Inc.* 5,519 828
Wabash National Corp. 2,768 62,584
Watts Water Technologies, Inc.,
Class
a
A 1,644 327,370
5,858,746
Marine Transportation — 0.3%
Costamare, Inc. 2,791 44,684
Genco Shipping & Trading Ltd. 2,529 56,953
Golden Ocean Group Ltd. 7,397 106,443
Himalaya Shipping Ltd. 1,824 17,383
Matson, Inc. 2,073 265,758
Pangaea Logistics Solutions
Ltd. 2,188 18,095
Safe Bulkers, Inc. 3,984 22,589
531,905
Media — 0.5%
Advantage Solutions, Inc.* 5,226 17,977
AMC Networks, Inc., Class
a
A* 1,856 32,183
Boston Omaha Corp., Class
a
A* 1,410 20,600

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
86
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Cardlytics, Inc.* 2,195 $ 19,228
Clear Channel Outdoor
Holdings, Inc.* 22,533 32,448
EchoStar Corp., Class
a
A* 7,313 140,410
Emerald Holding, Inc.* 938 5,347
Entravision Communications
Corp., Class
a
A 3,615 7,808
EW Scripps Co. (The), Class
a
A* 3,575 9,724
Gambling.com Group Ltd.* 921 7,119
Gannett Co., Inc.* 8,666 32,584
Gray Television, Inc. 5,077 31,681
iHeartMedia, Inc., Class
a
A* 6,239 5,775
Integral Ad Science Holding
Corp.* 4,049 37,494
John Wiley & Sons, Inc.,
Class
a
A 2,163 78,841
Magnite, Inc.* 8,132 100,349
PubMatic, Inc., Class
a
A* 2,504 54,838
Scholastic Corp. 1,546 56,089
Sinclair, Inc. 1,996 28,343
Stagwell, Inc., Class
a
A* 4,995 34,615
TechTarget, Inc.* 1,559 47,113
TEGNA, Inc. 11,869 176,967
Thryv Holdings, Inc.* 1,862 39,232
Townsquare Media, Inc.,
Class
a
A 702 7,729
Urban One, Inc.* 685 1,151
Urban One, Inc., Class
a
A* 544 1,148
WideOpenWest, Inc.* 3,006 15,120
1,041,913
Metals & Mining — 1.5%
5E Advanced Materials, Inc.* 2,362 3,401
Alpha Metallurgical Resources,
Inc. 694 218,894
Arch Resources, Inc. 1,082 188,192
ATI, Inc.* 7,752 475,508
Caledonia Mining Corp. plc 986 10,304
Carpenter Technology Corp. 2,941 326,069
Century Aluminum Co.* 3,162 57,959
Coeur Mining, Inc.* 21,558 123,958
Commercial Metals Co. 7,042 396,605
Compass Minerals
International, Inc. 2,059 26,685
Constellium SE, Class
a
A* 7,743 167,791
Contango ORE, Inc.*(b) 468 11,195
Dakota Gold Corp.* 3,720 10,974
Haynes International, Inc. 761 44,762
Hecla Mining Co. 36,726 216,316
i-80 Gold Corp.* 11,854 12,921
Ivanhoe Electric, Inc.* 3,845 43,718
Kaiser Aluminum Corp. 959 93,790
Materion Corp. 1,234 141,145
Metallus, Inc.* 2,570 61,706
NioCorp Developments Ltd.* 128 302
Novagold Resources, Inc.* 14,531 57,107
Olympic Steel, Inc. 592 30,867
Perpetua Resources Corp.* 2,269 15,520
Piedmont Lithium, Inc.* 1,078 14,079
Radius Recycling, Inc., Class
a
A 1,578 27,000
Investments
Shares Value
Common Stocks (a) (continued)
Ramaco Resources, Inc.,
Class
a
A 1,339 $ 18,947
Ramaco Resources, Inc.,
Class
a
B 268 2,918
Ryerson Holding Corp. 1,690 40,137
SunCoke Energy, Inc. 5,022 52,982
Tredegar Corp. 1,602 8,731
Warrior Met Coal, Inc. 3,109 212,749
Worthington Steel, Inc. 1,851 61,064
3,174,296
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AFC Gamma, Inc. 985 11,574
Angel Oak Mortgage REIT, Inc. 710 8,854
Apollo Commercial Real Estate
Finance, Inc. 8,533 86,183
Arbor Realty Trust, Inc.(b) 11,064 151,356
Ares Commercial Real Estate
Corp. 3,123 21,736
ARMOUR Residential REIT,
Inc.(b) 2,954 57,130
Blackstone Mortgage Trust,
Inc., Class
a
A(b) 10,357 180,626
BrightSpire Capital, Inc.,
Class
a
A 7,742 46,839
Chicago Atlantic Real Estate
Finance, Inc. 983 15,433
Chimera Investment Corp. 4,557 54,228
Claros Mortgage Trust, Inc. 5,455 43,040
Dynex Capital, Inc. 3,392 41,552
Ellington Financial, Inc. 4,517 54,746
Franklin BSP Realty Trust, Inc. 4,996 63,649
Granite Point Mortgage Trust,
Inc. 3,070 9,671
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 6,601 219,747
Invesco Mortgage Capital, Inc. 2,937 27,287
KKR Real Estate Finance Trust,
Inc. 3,540 33,488
Ladder Capital Corp., Class
a
A 6,807 76,102
MFA Financial, Inc. 6,148 65,784
New York Mortgage Trust, Inc. 5,469 32,541
Nexpoint Real Estate Finance,
Inc. 485 6,897
Orchid Island Capital, Inc.(b) 3,100 26,350
PennyMac Mortgage
Investment Trust 5,224 71,464
Ready Capital Corp. 9,627 79,904
Redwood Trust, Inc. 7,916 50,187
TPG RE Finance Trust, Inc. 4,151 35,616
Two Harbors Investment Corp. 6,240 80,184
1,652,168
Multi-Utilities — 0.3%
Avista Corp. 4,660 172,327
Black Hills Corp. 4,109 231,953
Northwestern Energy Group,
Inc. 3,705 192,512
Unitil Corp. 959 51,297
648,089

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
87
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Office REITs — 0.5%
Brandywine Realty Trust, REIT 10,228 $ 47,151
City Office REIT, Inc., REIT 2,343 11,551
COPT Defense Properties, REIT 6,778 167,213
Douglas Emmett, Inc., REIT 9,693 135,217
Easterly Government
Properties, Inc., Class
a
A, REIT 5,761 68,210
Equity Commonwealth, REIT* 6,136 118,486
JBG SMITH Properties, REIT 5,641 81,230
Office Properties Income Trust,
REIT 2,893 6,625
Orion Office REIT, Inc., REIT 3,382 12,683
Paramount Group, Inc., REIT 11,119 50,592
Peakstone Realty Trust, REIT(b) 2,174 26,958
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 7,422 54,106
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,226 16,404
SL Green Realty Corp., REIT 3,895 206,318
1,002,744
Oil, Gas & Consumable Fuels — 3.7%
Amplify Energy Corp.* 2,179 13,728
Ardmore Shipping Corp. 2,508 56,204
Berry Corp. 4,529 31,567
California Resources Corp. 4,187 198,254
Centrus Energy Corp., Class
a
A* 738 36,627
Chord Energy Corp. 2,515 466,306
Civitas Resources, Inc. 4,860 357,502
Clean Energy Fuels Corp.* 10,192 31,901
CNX Resources Corp.* 9,415 247,615
Comstock Resources, Inc.(b) 5,524 64,686
CONSOL Energy, Inc.* 1,837 190,442
Crescent Energy Co., Class
a
A 4,632 58,363
CVR Energy, Inc. 1,782 49,647
Delek US Holdings, Inc. 3,814 97,104
DHT Holdings, Inc. 8,143 98,530
Dorian LPG Ltd. 2,072 104,864
Empire Petroleum Corp.* 784 5,676
Encore Energy Corp.* 9,817 47,612
Energy Fuels, Inc.*(b) 9,633 67,431
Equitrans Midstream Corp. 26,255 374,921
Evolution Petroleum Corp. 1,864 10,718
Excelerate Energy, Inc., Class
a
A 1,087 19,359
FLEX LNG Ltd.(b) 1,790 51,445
FutureFuel Corp. 1,570 6,720
Gevo, Inc.* 14,226 9,726
Golar LNG Ltd. 5,951 156,452
Granite Ridge Resources, Inc. 2,020 13,231
Green Plains, Inc.* 3,546 60,885
Gulfport Energy Corp.* 657 106,309
Hallador Energy Co.* 1,372 12,307
HighPeak Energy, Inc.(b) 723 11,409
International Seaways, Inc. 2,441 157,249
Kinetik Holdings, Inc., Class
a
A 2,188 89,686
Kosmos Energy Ltd.* 27,437 167,366
Magnolia Oil & Gas Corp.,
Class
a
A 10,630 275,849
Matador Resources Co. 6,811 432,158
Investments
Shares Value
Common Stocks (a) (continued)
Murphy Oil Corp. 8,739 $ 373,942
NACCO Industries, Inc.,
Class
a
A 252 8,387
NextDecade Corp.* 4,691 33,588
Nordic American Tankers Ltd. 12,333 51,059
Northern Oil & Gas, Inc. 5,290 216,520
Overseas Shipholding Group,
Inc., Class
a
A 3,502 29,592
Par Pacific Holdings, Inc.* 3,321 90,132
PBF Energy, Inc., Class
a
A 6,633 307,307
Peabody Energy Corp. 6,785 168,132
Permian Resources Corp.,
Class
a
A 30,557 500,829
PrimeEnergy Resources Corp.* 44 5,016
REX American Resources
Corp.* 932 46,591
Riley Exploration Permian, Inc. 538 15,710
Ring Energy, Inc.*(b) 7,204 12,895
SandRidge Energy, Inc. 1,917 26,761
Scorpio Tankers, Inc. 2,870 235,541
SFL Corp. Ltd. 6,919 99,011
SilverBow Resources, Inc.* 1,401 54,919
Sitio Royalties Corp., Class
a
A 4,940 115,744
SM Energy Co. 6,964 351,195
Talos Energy, Inc.* 8,361 100,416
Teekay Corp.* 3,723 36,448
Teekay Tankers Ltd., Class
a
A 1,437 104,657
Tellurian, Inc.* 35,124 18,057
Uranium Energy Corp.* 23,143 165,241
VAALCO Energy, Inc. 6,335 40,417
Verde Clean Fuels, Inc.* 38 180
Vertex Energy, Inc.* 3,924 4,434
Vital Energy, Inc.* 1,404 68,585
Vitesse Energy, Inc. 1,506 38,433
W&T Offshore, Inc. 5,906 13,170
World Kinect Corp. 3,592 94,613
7,607,371
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 982 52,183
Glatfelter Corp.* 2,658 4,306
Sylvamo Corp. 2,152 153,481
209,970
Passenger Airlines — 0.3%
Allegiant Travel Co. 950 50,540
Blade Air Mobility, Inc.* 3,616 10,884
Frontier Group Holdings, Inc.* 2,318 12,679
Hawaiian Holdings, Inc.* 3,061 41,813
JetBlue Airways Corp.* 20,200 112,918
Joby Aviation, Inc.*(b) 16,749 81,568
SkyWest, Inc.* 2,434 181,747
Spirit Airlines, Inc. 6,594 24,068
Sun Country Airlines Holdings,
Inc.* 2,574 27,259
543,476
Personal Care Products — 0.7%
Beauty Health Co. (The)* 4,864 10,750
BellRing Brands, Inc.* 7,929 461,230

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
88
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Edgewell Personal Care Co. 2,995 $ 115,547
elf Beauty, Inc.* 3,243 606,149
Herbalife Ltd.* 5,939 61,172
Inter Parfums, Inc. 1,103 132,117
Medifast, Inc. 645 16,602
Nature's Sunshine Products,
Inc.* 792 12,133
Nu Skin Enterprises, Inc.,
Class
a
A 2,996 39,997
USANA Health Sciences, Inc.* 683 32,511
Waldencast plc, Class
a
A* 1,672 7,123
1,495,331
Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc.* 4,171 4,296
Amneal Pharmaceuticals, Inc.* 7,321 48,904
Amphastar Pharmaceuticals,
Inc.* 2,268 96,004
Amylyx Pharmaceuticals, Inc.* 3,051 5,248
ANI Pharmaceuticals, Inc.* 883 57,307
Arvinas, Inc.* 3,029 100,381
Assertio Holdings, Inc.* 5,469 5,441
Atea Pharmaceuticals, Inc.* 4,604 16,897
Axsome Therapeutics, Inc.* 2,141 157,214
Biote Corp., Class
a
A* 841 5,601
Bright Green Corp.* 4,432 1,217
Cara Therapeutics, Inc.* 2,809 1,824
Cassava Sciences, Inc.* 2,417 53,247
Citius Pharmaceuticals, Inc.* 8,080 5,636
Collegium Pharmaceutical, Inc.* 1,964 65,087
Corcept Therapeutics, Inc.* 4,892 147,592
CorMedix, Inc.*(b) 3,301 17,396
Edgewise Therapeutics, Inc.* 3,463 59,321
Enliven Therapeutics, Inc.* 1,402 31,643
Evolus, Inc.* 2,520 32,584
Eyenovia, Inc.* 1,882 1,521
EyePoint Pharmaceuticals, Inc.* 2,240 23,990
Harmony Biosciences Holdings,
Inc.* 1,936 56,918
Harrow, Inc.* 1,821 32,687
Ikena Oncology, Inc.* 1,859 3,290
Innoviva, Inc.* 3,505 55,344
Intra-Cellular Therapies, Inc.* 6,030 405,457
Ligand Pharmaceuticals, Inc.* 1,012 86,071
Liquidia Corp.* 3,023 38,906
Longboard Pharmaceuticals,
Inc.* 1,497 28,248
Marinus Pharmaceuticals, Inc.* 3,288 4,669
Neumora Therapeutics, Inc.*(b) 893 8,841
Nuvation Bio, Inc.* 8,750 27,125
Ocular Therapeutix, Inc.* 6,944 39,581
Omeros Corp.*(b) 3,656 12,284
Optinose, Inc.* 4,379 4,729
Pacira BioSciences, Inc.* 2,736 82,983
Phathom Pharmaceuticals, Inc.* 1,926 18,143
Phibro Animal Health Corp.,
Class
a
A 1,229 21,667
Pliant Therapeutics, Inc.* 3,432 41,630
Prestige Consumer Healthcare,
Inc.* 2,994 192,544
Investments
Shares Value
Common Stocks (a) (continued)
Revance Therapeutics, Inc.* 5,256 $ 14,927
Scilex Holding Co.* 3,181 3,435
scPharmaceuticals, Inc.* 1,734 6,780
SIGA Technologies, Inc. 2,767 20,697
Supernus Pharmaceuticals,
Inc.* 2,952 80,058
Taro Pharmaceutical Industries
Ltd.* 491 21,025
Tarsus Pharmaceuticals, Inc.* 1,749 57,647
Terns Pharmaceuticals, Inc.* 2,604 15,650
Theravance Biopharma, Inc.* 2,918 25,153
Third Harmonic Bio, Inc.* 1,170 15,573
Trevi Therapeutics, Inc.* 2,532 6,507
Ventyx Biosciences, Inc.*(b) 2,811 13,437
Verrica Pharmaceuticals,
Inc.*(b) 1,254 10,672
WaVe Life Sciences Ltd.* 4,417 27,297
Xeris Biopharma Holdings, Inc.* 7,992 18,022
Zevra Therapeutics, Inc.* 2,184 10,156
2,446,504
Professional Services — 1.7%
Alight, Inc., Class
a
A* 24,902 192,990
Asure Software, Inc.* 1,374 10,401
Barrett Business Services, Inc. 391 51,745
BlackSky Technology, Inc.,
Class
a
A*(b) 7,291 7,947
CBIZ, Inc.* 2,881 218,437
Conduent, Inc.* 10,339 36,186
CRA International, Inc. 408 71,796
CSG Systems International, Inc. 1,780 76,807
ExlService Holdings, Inc.* 9,718 290,179
Exponent, Inc. 3,044 289,545
First Advantage Corp. 3,249 52,179
FiscalNote Holdings, Inc.* 3,589 4,594
Forrester Research, Inc.* 706 12,701
Franklin Covey Co.* 699 25,863
Heidrick & Struggles
International, Inc. 1,191 40,827
HireQuest, Inc. 322 4,196
HireRight Holdings Corp.* 802 11,469
Huron Consulting Group, Inc.* 1,117 98,642
IBEX Holdings Ltd.* 551 8,623
ICF International, Inc. 1,125 160,594
Innodata, Inc.*(b) 1,579 19,927
Insperity, Inc. 2,137 202,417
Kelly Services, Inc., Class
a
A 1,878 40,828
Kforce, Inc. 1,131 69,907
Korn Ferry 3,136 206,788
Legalzoom.com, Inc.* 8,037 70,565
Maximus, Inc. 3,656 314,782
Mistras Group, Inc.* 1,251 10,696
NV5 Global, Inc.* 836 78,567
Parsons Corp.* 2,480 188,852
Planet Labs PBC* 10,528 19,582
Resources Connection, Inc. 1,949 22,316
Skillsoft Corp.* 262 2,531
Sterling Check Corp.* 1,836 28,238
TriNet Group, Inc. 1,924 200,038
TrueBlue, Inc.* 1,827 19,732

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
89
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
TTEC Holdings, Inc. 1,168 $ 7,335
Upwork, Inc.* 7,515 79,434
Verra Mobility Corp., Class
a
A* 8,224 219,087
Willdan Group, Inc.* 741 24,068
3,491,411
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.* 90 1,268
Anywhere Real Estate, Inc.* 6,479 26,370
Compass, Inc., Class
a
A* 17,107 64,151
Cushman & Wakefield plc* 11,571 128,554
DigitalBridge Group, Inc. 9,724 132,635
Douglas Elliman, Inc.* 4,870 5,552
eXp World Holdings, Inc.(b) 4,284 48,024
Forestar Group, Inc.* 1,101 37,445
FRP Holdings, Inc.* 793 24,266
Kennedy-Wilson Holdings, Inc. 7,193 73,513
Marcus & Millichap, Inc. 1,426 46,103
Maui Land & Pineapple Co.,
Inc.* 453 9,350
Newmark Group, Inc., Class
a
A 8,152 84,862
Opendoor Technologies, Inc.* 33,941 73,991
RE/MAX Holdings, Inc., Class
a
A 1,050 8,495
Redfin Corp.* 6,644 42,787
RMR Group, Inc. (The), Class
a
A 925 21,765
St Joe Co. (The) 2,070 117,162
Star Holdings* 778 10,013
Stratus Properties, Inc.* 338 8,061
Tejon Ranch Co.* 1,258 22,933
Transcontinental Realty
Investors, Inc.* 76 2,220
989,520
Residential REITs — 0.3%
Apartment Investment and
Management Co., Class
a
A,
REIT* 8,666 68,375
BRT Apartments Corp., REIT 696 12,180
Centerspace, REIT 908 61,980
Clipper Realty, Inc., REIT 687 2,679
Elme Communities, REIT 5,282 81,396
Independence Realty Trust,
Inc., REIT 13,562 226,485
NexPoint Residential Trust, Inc.,
REIT 1,356 49,725
UMH Properties, Inc., REIT 3,659 55,324
Veris Residential, Inc., REIT 4,755 72,704
630,848
Retail REITs — 0.9%
Acadia Realty Trust, REIT 6,036 104,061
Alexander's, Inc., REIT 129 27,374
CBL & Associates Properties,
Inc., REIT(b) 1,617 35,736
Getty Realty Corp., REIT 2,869 79,213
InvenTrust Properties Corp.,
REIT 4,086 101,210
Kite Realty Group Trust, REIT 13,087 286,867
Macerich Co. (The), REIT 12,990 196,409
NETSTREIT Corp., REIT 4,157 72,124
Investments
Shares Value
Common Stocks (a) (continued)
Phillips Edison & Co., Inc., REIT 7,232 $ 230,990
Retail Opportunity Investments
Corp., REIT 7,399 92,635
Saul Centers, Inc., REIT 700 25,473
SITE Centers Corp., REIT 11,457 165,210
Tanger, Inc., REIT 6,288 174,492
Urban Edge Properties, REIT 6,906 122,443
Whitestone REIT, REIT 2,923 38,116
1,752,353
Semiconductors & Semiconductor Equipment — 2.4%
ACM Research, Inc., Class
a
A* 2,939 63,482
Aehr Test Systems* 1,660 19,107
Alpha & Omega Semiconductor
Ltd.* 1,393 40,829
Ambarella, Inc.* 2,317 134,988
Amkor Technology, Inc. 6,765 220,471
Atomera, Inc.* 1,345 5,595
Axcelis Technologies, Inc.* 1,959 220,368
CEVA, Inc.* 1,397 27,828
Cohu, Inc.* 2,806 90,465
Credo Technology Group
Holding Ltd.* 7,469 194,717
Diodes, Inc.* 2,714 201,189
FormFactor, Inc.* 4,637 253,737
Ichor Holdings Ltd.* 1,734 65,875
Impinj, Inc.* 1,402 229,465
indie Semiconductor, Inc.,
Class
a
A*(b) 9,049 60,357
inTEST Corp.* 704 7,012
Kulicke & Soffa Industries, Inc. 3,336 152,355
MACOM Technology Solutions
Holdings, Inc.* 3,330 336,796
Maxeon Solar Technologies
Ltd.* 1,767 3,322
MaxLinear, Inc., Class
a
A* 4,571 81,227
Navitas Semiconductor Corp.,
Class
a
A* 6,802 26,596
NVE Corp. 287 22,251
Onto Innovation, Inc.* 2,944 637,965
PDF Solutions, Inc.* 1,861 65,172
Photronics, Inc.* 3,669 100,347
Power Integrations, Inc. 3,414 259,498
Rambus, Inc.* 6,479 358,030
Semtech Corp.* 3,843 149,454
Silicon Laboratories, Inc.* 1,909 240,859
SiTime Corp.* 1,067 129,982
SkyWater Technology, Inc.*(b) 1,120 8,467
SMART Global Holdings, Inc.* 3,101 63,819
Synaptics, Inc.* 2,372 222,280
Transphorm, Inc.* 1,800 8,604
Ultra Clean Holdings, Inc.* 2,673 123,974
Veeco Instruments, Inc.* 3,056 124,226
4,950,709
Software — 4.6%
8x8, Inc.* 7,413 20,237
A10 Networks, Inc. 4,244 64,297
ACI Worldwide, Inc.* 6,520 234,785
Adeia, Inc. 6,430 76,067

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
90
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Agilysys, Inc.* 1,216 $ 116,092
Alarm.com Holdings, Inc.* 2,879 188,315
Alkami Technology, Inc.* 2,438 66,874
Altair Engineering, Inc., Class
a
A* 3,298 288,014
American Software, Inc.,
Class
a
A 1,941 19,915
Amplitude, Inc., Class
a
A* 4,130 36,840
Appfolio, Inc., Class
a
A* 1,154 263,481
Appian Corp., Class
a
A* 2,466 70,010
Asana, Inc., Class
a
A* 4,988 65,093
Aurora Innovation, Inc.,
Class
a
A* 21,455 51,277
AvePoint, Inc.* 8,924 80,494
Bit Digital, Inc.*(b) 5,440 13,491
Blackbaud, Inc.* 2,618 204,047
BlackLine, Inc.* 3,422 163,298
Box, Inc., Class
a
A* 8,473 230,889
Braze, Inc., Class
a
A* 3,214 121,007
C3.ai, Inc., Class
a
A*(b) 4,961 146,697
Cerence, Inc.* 2,484 8,545
Cipher Mining, Inc.*(b) 2,587 9,598
Cleanspark, Inc.* 11,586 186,187
Clear Secure, Inc., Class
a
A 4,994 84,349
CommVault Systems, Inc.* 2,649 284,993
Consensus Cloud Solutions,
Inc.* 1,147 21,644
CoreCard Corp.* 435 6,073
CS Disco, Inc.* 1,380 8,073
CXApp, Inc.* 131 309
Daily Journal Corp.* 84 31,836
Digimarc Corp.*(b) 854 22,921
Digital Turbine, Inc.* 5,810 10,981
Domo, Inc., Class
a
B* 1,944 12,947
E2open Parent Holdings, Inc.* 10,332 48,147
eGain Corp.* 1,251 7,719
Enfusion, Inc., Class
a
A* 2,376 22,358
Envestnet, Inc.* 3,011 197,251
Everbridge, Inc.* 2,483 86,309
EverCommerce, Inc.* 1,403 13,455
Expensify, Inc., Class
a
A* 3,351 5,060
Freshworks, Inc., Class
a
A* 9,737 125,413
Instructure Holdings, Inc.* 1,172 25,960
Intapp, Inc.* 2,394 85,945
InterDigital, Inc. 1,546 176,043
Jamf Holding Corp.* 4,249 67,644
Kaltura, Inc.* 5,168 5,426
LivePerson, Inc.* 4,715 3,236
LiveRamp Holdings, Inc.* 3,881 121,436
Marathon Digital Holdings, Inc.* 13,465 262,837
Matterport, Inc.* 15,572 68,517
MeridianLink, Inc.* 1,534 28,486
MicroStrategy, Inc., Class
a
A* 893 1,361,370
Mitek Systems, Inc.* 2,616 32,831
Model N, Inc.* 2,320 69,345
N-able, Inc.* 4,203 56,110
NextNav, Inc.*(b) 3,365 26,567
Olo, Inc., Class
a
A* 6,214 28,460
ON24, Inc.* 1,763 10,472
OneSpan, Inc.* 2,408 31,713
Ooma, Inc.* 1,449 12,519
Investments
Shares Value
Common Stocks (a) (continued)
PagerDuty, Inc.* 5,363 $ 101,736
PowerSchool Holdings, Inc.,
Class
a
A* 3,403 72,960
Progress Software Corp. 2,650 134,222
PROS Holdings, Inc.* 2,686 79,183
Q2 Holdings, Inc.* 3,421 208,065
Qualys, Inc.* 2,236 314,426
Rapid7, Inc.* 3,644 131,694
Red Violet, Inc.* 669 14,029
Rimini Street, Inc.* 3,140 8,070
Riot Platforms, Inc.*(b) 11,882 115,731
Sapiens International Corp. NV 1,847 61,911
SEMrush Holdings, Inc.,
Class
a
A* 1,904 29,055
SolarWinds Corp. 3,101 35,910
SoundHound AI, Inc.,
Class
a
A*(b) 8,292 41,875
SoundThinking, Inc.* 593 9,530
Sprinklr, Inc., Class
a
A* 6,346 71,139
Sprout Social, Inc., Class
a
A* 2,917 95,240
SPS Commerce, Inc.* 2,206 414,927
Tenable Holdings, Inc.* 6,993 295,035
Terawulf, Inc.* 9,249 20,163
Varonis Systems, Inc., Class
a
B* 6,533 280,658
Verint Systems, Inc.* 3,679 109,119
Veritone, Inc.* 1,591 4,693
Viant Technology, Inc., Class
a
A* 892 8,483
Weave Communications, Inc.* 2,065 17,862
Workiva, Inc., Class
a
A* 2,988 229,986
Xperi, Inc.* 2,609 22,985
Yext, Inc.* 6,431 32,477
Zeta Global Holdings Corp.,
Class
a
A* 8,441 137,842
Zuora, Inc., Class
a
A* 8,150 82,722
9,372,033
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT(b) 2,685 29,159
Four Corners Property Trust,
Inc., REIT 5,438 132,742
Gladstone Land Corp., REIT 2,014 27,189
Outfront Media, Inc., REIT 8,870 128,171
PotlatchDeltic Corp., REIT 4,756 203,224
Safehold, Inc., REIT 2,924 56,375
Uniti Group, Inc., REIT 14,318 45,245
622,105
Specialty Retail — 2.2%
1-800-Flowers.com, Inc.,
Class
a
A* 1,564 15,140
Aaron's Co., Inc. (The) 1,809 15,340
Abercrombie & Fitch Co.,
Class
a
A* 2,934 507,201
Academy Sports & Outdoors,
Inc. 4,347 250,778
American Eagle Outfitters, Inc. 10,982 241,275
America's Car-Mart, Inc.* 352 21,215
Arko Corp. 4,807 28,842
Asbury Automotive Group, Inc.* 1,245 292,662
BARK, Inc.* 8,015 10,420

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
91
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Beyond, Inc.* 2,710 $ 41,002
Big 5 Sporting Goods Corp. 1,292 4,483
Boot Barn Holdings, Inc.* 1,816 215,977
Buckle, Inc. (The) 1,836 70,759
Build-A-Bear Workshop, Inc. 778 21,060
Caleres, Inc. 2,042 70,817
Camping World Holdings, Inc.,
Class
a
A 2,512 50,491
CarParts.com, Inc.* 3,254 3,840
Carvana Co., Class
a
A* 6,199 619,776
Cato Corp. (The), Class
a
A 1,045 6,270
Children's Place, Inc. (The)* 717 8,783
Designer Brands, Inc., Class
a
A 2,528 25,406
Destination XL Group, Inc.* 3,377 11,988
Duluth Holdings, Inc., Class
a
B* 812 3,207
Envela Corp.* 456 2,152
EVgo, Inc., Class
a
A*(b) 6,218 12,623
Foot Locker, Inc. 4,935 136,848
Genesco, Inc.* 662 18,867
Group 1 Automotive, Inc. 821 255,315
GrowGeneration Corp.* 3,535 8,944
Guess?, Inc. 1,691 39,350
Haverty Furniture Cos., Inc. 879 24,972
Hibbett, Inc. 698 60,433
J Jill, Inc. 273 9,200
Lands' End, Inc.* 873 12,475
Lazydays Holdings, Inc.* 457 1,627
Leslie's, Inc.* 10,674 61,055
MarineMax, Inc.* 1,310 37,309
Monro, Inc. 1,783 42,168
National Vision Holdings, Inc.* 4,667 70,425
ODP Corp. (The)* 1,917 75,070
OneWater Marine, Inc., Class
a
A* 703 18,166
PetMed Express, Inc. 1,234 5,257
Rent the Runway, Inc., Class
a
A* 154 3,696
Revolve Group, Inc., Class
a
A* 2,394 45,678
Sally Beauty Holdings, Inc.* 6,450 78,561
Shoe Carnival, Inc. 1,094 41,298
Signet Jewelers Ltd. 2,625 287,411
Sleep Number Corp.* 1,284 19,414
Sonic Automotive, Inc., Class
a
A 881 49,926
Sportsman's Warehouse
Holdings, Inc.* 2,250 8,572
Stitch Fix, Inc., Class
a
A* 5,374 13,274
ThredUp, Inc., Class
a
A* 4,431 8,906
Tile Shop Holdings, Inc.* 1,731 11,425
Tilly's, Inc., Class
a
A* 1,345 7,761
Torrid Holdings, Inc.*(b) 726 4,871
Upbound Group, Inc. 3,217 105,582
Urban Outfitters, Inc.* 3,836 160,000
Warby Parker, Inc., Class
a
A* 5,172 91,596
Winmark Corp. 172 61,215
Zumiez, Inc.* 957 17,972
4,446,146
Technology Hardware, Storage & Peripherals — 1.3%
CompoSecure, Inc., Class
a
A(b) 1,004 6,370
Corsair Gaming, Inc.* 2,220 25,730
CPI Card Group, Inc.* 256 6,705
Eastman Kodak Co.* 3,425 18,289
Investments
Shares Value
Common Stocks (a) (continued)
Immersion Corp. 1,852 $ 18,501
Intevac, Inc.* 1,556 5,959
IonQ, Inc.*(b) 9,837 80,172
Super Micro Computer, Inc.* 3,058 2,399,032
Turtle Beach Corp.* 981 16,265
Xerox Holdings Corp. 7,031 98,856
2,675,879
Textiles, Apparel & Luxury Goods — 0.4%
Allbirds, Inc., Class
a
A* 5,815 3,428
Figs, Inc., Class
a
A* 7,680 40,704
Fossil Group, Inc.* 2,892 3,470
G-III Apparel Group Ltd.* 2,483 74,639
Hanesbrands, Inc.* 21,152 108,298
Kontoor Brands, Inc. 3,378 247,743
Movado Group, Inc. 921 24,407
Oxford Industries, Inc. 900 99,621
Rocky Brands, Inc. 419 16,337
Steven Madden Ltd. 4,441 197,402
Vera Bradley, Inc.* 1,576 12,860
Wolverine World Wide, Inc. 4,669 63,592
892,501
Tobacco — 0.1%
Ispire Technology, Inc.* 1,055 7,448
Turning Point Brands, Inc. 1,029 33,762
Universal Corp. 1,449 69,494
Vector Group Ltd. 8,736 95,834
206,538
Trading Companies & Distributors — 1.6%
Alta Equipment Group, Inc. 1,386 11,698
Applied Industrial Technologies,
Inc. 2,320 447,760
Beacon Roofing Supply, Inc.* 3,801 368,925
BlueLinx Holdings, Inc.* 508 52,268
Boise Cascade Co. 2,387 327,711
Custom Truck One Source, Inc.* 3,359 16,022
Distribution Solutions Group,
Inc.* 602 20,095
DNOW, Inc.* 6,400 93,376
DXP Enterprises, Inc.* 790 39,247
EVI Industries, Inc. 389 8,149
FTAI Aviation Ltd. 5,983 504,487
GATX Corp. 2,134 294,407
Global Industrial Co. 788 27,273
GMS, Inc.* 2,408 226,256
H&E Equipment Services, Inc. 1,932 91,519
Herc Holdings, Inc. 1,699 246,474
Hudson Technologies, Inc.* 2,634 23,469
Karat Packaging, Inc. 408 11,644
McGrath RentCorp 1,484 161,726
MRC Global, Inc.* 5,042 67,008
Rush Enterprises, Inc., Class
a
A 3,646 164,544
Rush Enterprises, Inc., Class
a
B 548 23,164
Titan Machinery, Inc.* 1,237 23,280
Transcat, Inc.* 493 62,808
Willis Lease Finance Corp. 177 11,528
Xometry, Inc., Class
a
A* 2,040 31,294
3,356,132

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
92
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Water Utilities — 0.3%
American States Water Co. 2,227 $ 163,885
Artesian Resources Corp.,
Class
a
A 550 19,729
Cadiz, Inc.*(b) 2,436 7,381
California Water Service Group 3,474 173,318
Consolidated Water Co. Ltd. 904 24,498
Global Water Resources, Inc. 691 8,928
Middlesex Water Co. 1,053 56,736
Pure Cycle Corp.* 1,248 11,606
SJW Group 1,919 104,988
York Water Co. (The) 856 31,706
602,775
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 3,984 42,171
Spok Holdings, Inc. 1,068 16,244
Telephone and Data Systems,
Inc. 5,947 118,286
176,701
Total Common Stocks
(Cost $149,281,120)
155,191,266
Number of
Rights
Rights — 0 .0% (d)
Biotechnology — 0.0%(d)
Aduro Biotech, Inc., CVR*(e) 687 —
Cartesian Therapeutics,
Inc.*(b)(e) 5,386 969
Chinook Therape, CVR*(e) 3,154 —
Oncternal Therapeutics,
Inc., CVR*(e) 42 —
Tobira Therapeutics, Inc.,
CVR*(e) 756 —
969
Food Products — 0.0%(d)
Contraf-Nicotex-Tobacco
GmbH, CVR*(e) 2,444 1,222
Health Care Equipment & Supplies — 0.0%(d)
Pulse Biosciences, Inc.,
expiring 6/13/2024*(e) 970 165
Total Rights
(Cost $2,604) 2,356
Shares
Securities Lending Reinvestments (f) — 1 .2%
Investment Companies — 1 .2%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (g)
(Cost $2,407,833) 2,407,833 2,407,833
Investments
Principal
Amount Value
Short-Term Investments — 14 .2%
Repurchase Agreements (h) — 4 .5%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $9,245,699
(Cost $9,241,606) $ 9,241,606 $ 9,241,606
U.S. Treasury Obligations (a) — 9 .7%
U.S. Treasury Bills
5.29%, 6/27/2024 (i)
(Cost $19,924,239) 20,000,000 19,929,940
Total Short-Term Investments
(Cost $29,165,845) 29,171,546
Total Investments — 91.1%
(Cost $180,857,402) 186,773,001
Other assets less liabilities — 8.9% 18,292,268
Net Assets — 100.0% $ 205,065,269
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,647,466.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024 was
$2,693,181, collateralized in the form of cash with a value of
$2,407,833 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $406,180 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from July
5, 2024 – August 15, 2053. The total value of collateral is
$2,814,013.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) Illiquid security.
(f) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $2,407,833.
(g) Rate shown is the 7-day yield as of May 31, 2024.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(i) The rate shown was the current yield as of May 31, 2024.

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
93
UWM
::
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 42,260,879
Aggregate gross unrealized depreciation (27,141,216)
Net unrealized appreciation $ 15,119,663
Federal income tax cost $ 185,758,432
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Russell 2000 E-Mini Index 200 6/21/2024 U.S. Dollar $ 20,758,000 $ (91,987)
Swap Agreements
a
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
18,244,056 3/6/2025
Bank of
America NA 5.68% Russell 2000
®
Index 585,766 (493,501) — 92,265
23,191,666 11/6/2025
Barclays
Capital 5.93% Russell 2000
®
Index 3,547,375 (3,529,433) — 17,942
53,740,575 2/11/2025
BNP Paribas
SA 5.58% Russell 2000
®
Index 6,154,369 (5,884,675) — 269,694
36,498,462 3/6/2025 Citibank NA 5.62% Russell 2000
®
Index 2,687,644 (2,532,013) — 155,631
19,395,048 11/7/2024
Goldman Sachs
International 5.88% Russell 2000
®
Index (170,108) — 170,108 —
13,105,508 1/26/2026
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
Russell
2000 ETF (117,964)
25,762,768 1/26/2026
Morgan
Stanley & Co.
International plc 5.78% Russell 2000
®
Index (248,773)
38,868,276 (366,737) 366,737 — —
14,904,936 11/14/2024
Societe
Generale 5.98% Russell 2000
®
Index 1,356,156 (1,241,579) — 114,577
29,342,022 11/7/2024 UBS AG 5.68% Russell 2000
®
Index 402,616 — — 402,616
234,185,041 14,197,081
Total Unrealized
Appreciation
14,733,926
Total Unrealized
Depreciation
(536,845)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA S&P500
®
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
94
SSO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 72.4%
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.* 5,849 $ 1,647,488
Boeing Co. (The)* 47,865 8,501,303
General Dynamics Corp. 18,988 5,692,033
General Electric Co. 90,964 15,021,795
Howmet Aerospace, Inc. 32,628 2,761,960
Huntington Ingalls Industries,
Inc. 3,280 830,168
L3Harris Technologies, Inc. 15,848 3,563,106
Lockheed Martin Corp. 17,995 8,463,768
Northrop Grumman Corp. 11,709 5,278,066
RTX Corp. 110,872 11,953,110
Textron, Inc. 16,276 1,425,940
TransDigm Group, Inc. 4,621 6,207,066
71,345,803
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 9,688 836,753
Expeditors International of
Washington, Inc. 12,211 1,476,310
FedEx Corp. 19,223 4,881,873
United Parcel Service, Inc.,
Class
a
B 60,524 8,408,599
15,603,535
Automobile Components — 0.1%
Aptiv plc* 23,381 1,946,702
BorgWarner, Inc. 19,215 685,207
2,631,909
Automobiles — 1.0%
Ford Motor Co. 326,097 3,955,557
General Motors Co. 96,379 4,336,091
Tesla, Inc.* 231,457 41,217,862
49,509,510
Banks — 2.4%
Bank of America Corp. 574,941 22,991,891
Citigroup, Inc. 158,983 9,906,231
Citizens Financial Group, Inc. 38,957 1,374,793
Comerica, Inc. 11,061 566,766
Fifth Third Bancorp 56,914 2,129,722
Huntington Bancshares, Inc. 120,986 1,684,125
JPMorgan Chase & Co. 241,302 48,895,024
KeyCorp 78,147 1,122,972
M&T Bank Corp. 14,018 2,125,129
PNC Financial Services Group,
Inc. (The) 33,160 5,219,052
Regions Financial Corp. 77,127 1,492,407
Truist Financial Corp. 111,337 4,202,972
US Bancorp 130,030 5,272,716
Wells Fargo & Co. 300,561 18,009,615
124,993,415
Beverages — 1.0%
Brown-Forman Corp., Class
a
B 15,155 695,008
Coca-Cola Co. (The) 325,126 20,460,179
Investments
Shares Value
Common Stocks (a) (continued)
Constellation Brands, Inc.,
Class
a
A 13,360 $ 3,343,073
Keurig Dr Pepper, Inc. 86,996 2,979,613
Molson Coors Beverage Co.,
Class
a
B 15,377 842,813
Monster Beverage Corp.* 61,697 3,203,308
PepsiCo, Inc. 114,845 19,856,701
51,380,695
Biotechnology — 1.4%
AbbVie, Inc. 147,554 23,791,607
Amgen, Inc. 44,672 13,662,931
Biogen, Inc.* 12,160 2,735,271
Gilead Sciences, Inc. 104,103 6,690,700
Incyte Corp.* 15,444 892,509
Moderna, Inc.* 27,682 3,946,069
Regeneron Pharmaceuticals,
Inc.* 8,771 8,596,983
Vertex Pharmaceuticals, Inc.* 21,607 9,838,531
70,154,601
Broadline Retail — 2.7%
Amazon.com, Inc.* 763,630 134,734,877
eBay, Inc. 43,450 2,355,859
Etsy, Inc.* 10,150 644,221
137,734,957
Building Products — 0.4%
A O Smith Corp. 10,335 864,419
Allegion plc 7,430 905,123
Builders FirstSource, Inc.* 10,369 1,667,232
Carrier Global Corp. 69,758 4,408,008
Johnson Controls International
plc 56,946 4,094,987
Masco Corp. 18,249 1,275,970
Trane Technologies plc 19,027 6,230,581
19,446,320
Capital Markets — 2.0%
Ameriprise Financial, Inc. 8,452 3,690,228
Bank of New York Mellon Corp.
(The) 63,558 3,788,693
BlackRock, Inc. 11,609 8,962,496
Blackstone, Inc. 59,990 7,228,795
Cboe Global Markets, Inc. 8,764 1,516,084
Charles Schwab Corp. (The) 124,273 9,106,726
CME Group, Inc. 30,234 6,136,897
FactSet Research Systems, Inc. 3,157 1,276,249
Franklin Resources, Inc. 25,054 591,275
Goldman Sachs Group, Inc.
(The) 27,289 12,457,974
Intercontinental Exchange, Inc. 47,787 6,398,679
Invesco Ltd. 37,592 590,570
MarketAxess Holdings, Inc. 3,143 625,237
Moody's Corp. 13,204 5,241,856
Morgan Stanley 104,637 10,237,684
MSCI, Inc., Class
a
A 6,571 3,253,828
Nasdaq, Inc. 28,421 1,677,692
Northern Trust Corp. 17,168 1,446,232
Raymond James Financial, Inc. 15,828 1,942,887

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
95
SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
S&P Global, Inc. 26,816 $ 11,464,108
State Street Corp. 25,295 1,912,049
T. Rowe Price Group, Inc. 18,729 2,206,838
101,753,077
Chemicals — 1.1%
Air Products and Chemicals,
Inc. 18,668 4,978,756
Albemarle Corp. 9,744 1,194,517
Celanese Corp., Class
a
A 8,452 1,285,042
CF Industries Holdings, Inc. 15,971 1,273,368
Corteva, Inc. 58,743 3,286,083
Dow, Inc. 58,815 3,389,508
DuPont de Nemours, Inc. 35,961 2,954,556
Eastman Chemical Co. 9,739 986,853
Ecolab, Inc. 21,205 4,923,801
FMC Corp. 10,364 631,686
International Flavors &
Fragrances, Inc. 21,197 2,038,727
Linde plc 40,607 17,685,161
LyondellBasell Industries NV,
Class
a
A 21,388 2,126,395
Mosaic Co. (The) 27,261 843,183
PPG Industries, Inc. 19,690 2,587,463
Sherwin-Williams Co. (The) 19,663 5,973,619
56,158,718
Commercial Services & Supplies — 0.4%
Cintas Corp. 7,264 4,924,774
Copart, Inc.* 73,012 3,874,017
Republic Services, Inc., Class
a
A 17,117 3,169,897
Rollins, Inc. 23,522 1,074,720
Veralto Corp. 18,221 1,796,226
Waste Management, Inc. 30,573 6,442,649
21,282,283
Communications Equipment — 0.6%
Arista Networks, Inc.* 21,058 6,267,914
Cisco Systems, Inc. 339,550 15,789,075
F5, Inc.* 4,881 824,742
Juniper Networks, Inc. 26,864 958,239
Motorola Solutions, Inc. 13,989 5,104,726
28,944,696
Construction & Engineering — 0.1%
Quanta Services, Inc. 12,202 3,367,020
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 5,123 2,930,766
Vulcan Materials Co. 11,144 2,850,301
5,781,067
Consumer Finance — 0.4%
American Express Co. 47,737 11,456,880
Capital One Financial Corp. 31,842 4,382,415
Discover Financial Services 20,902 2,563,839
Synchrony Financial 34,123 1,494,587
19,897,721
Investments
Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp. 36,967 $ 29,939,204
Dollar General Corp. 18,226 2,495,322
Dollar Tree, Inc.* 17,200 2,028,740
Kroger Co. (The) 55,204 2,891,034
Sysco Corp. 41,687 3,035,647
Target Corp. 38,681 6,040,425
Walgreens Boots Alliance, Inc. 59,793 969,842
Walmart, Inc. 357,574 23,514,066
70,914,280
Containers & Packaging — 0.2%
Amcor plc 120,738 1,227,906
Avery Dennison Corp. 6,687 1,521,894
Ball Corp. 26,296 1,825,731
International Paper Co. 28,865 1,301,523
Packaging Corp. of America 7,392 1,356,358
Westrock Co. 21,548 1,155,835
8,389,247
Distributors — 0.1%
Genuine Parts Co. 11,640 1,677,790
LKQ Corp. 22,432 965,249
Pool Corp. 3,206 1,165,541
3,808,580
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 597,204 10,881,057
Verizon Communications, Inc. 351,047 14,445,584
25,326,641
Electric Utilities — 1.2%
Alliant Energy Corp. 21,190 1,091,073
American Electric Power Co.,
Inc. 43,907 3,962,607
Constellation Energy Corp. 26,659 5,791,668
Duke Energy Corp. 64,512 6,681,508
Edison International 32,189 2,473,725
Entergy Corp. 17,769 1,998,835
Evergy, Inc. 19,209 1,049,964
Eversource Energy 29,226 1,731,056
Exelon Corp. 83,171 3,123,071
FirstEnergy Corp. 43,019 1,731,945
NextEra Energy, Inc. 171,353 13,711,667
NRG Energy, Inc. 18,857 1,527,417
PG&E Corp. 178,138 3,302,678
Pinnacle West Capital Corp. 9,419 742,782
PPL Corp. 61,688 1,809,309
Southern Co. (The) 91,148 7,304,601
Xcel Energy, Inc. 46,092 2,555,801
60,589,707
Electrical Equipment — 0.6%
AMETEK, Inc. 19,176 3,251,866
Eaton Corp. plc 33,264 11,071,923
Emerson Electric Co. 47,713 5,351,490
GE Vernova, Inc.* 22,707 3,994,161
Generac Holdings, Inc.* 5,096 750,182

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
96
SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Hubbell, Inc., Class
a
B 4,460 $ 1,734,449
Rockwell Automation, Inc. 9,517 2,450,913
28,604,984
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class
a
A 50,156 6,639,150
CDW Corp. 11,263 2,518,632
Corning, Inc. 64,137 2,389,745
Jabil, Inc. 10,594 1,259,627
Keysight Technologies, Inc.* 14,503 2,008,375
TE Connectivity Ltd. 25,779 3,859,116
Teledyne Technologies, Inc.* 3,917 1,554,853
Trimble, Inc.* 20,765 1,156,195
Zebra Technologies Corp.,
Class
a
A* 4,470 1,396,160
22,781,853
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 83,572 2,797,990
Halliburton Co. 74,291 2,726,480
Schlumberger NV 119,182 5,469,262
10,993,732
Entertainment — 0.9%
Electronic Arts, Inc. 20,204 2,684,707
Live Nation Entertainment, Inc.* 11,775 1,103,788
Netflix, Inc.* 36,048 23,129,118
Take-Two Interactive Software,
Inc.* 13,306 2,133,750
Walt Disney Co. (The) 153,268 15,926,078
Warner Bros Discovery, Inc.* 185,219 1,526,205
46,503,646
Financial Services — 3.0%
Berkshire Hathaway, Inc.,
Class
a
B* 151,925 62,957,720
Corpay, Inc.* 5,991 1,603,611
Fidelity National Information
Services, Inc. 49,469 3,753,708
Fiserv, Inc.* 50,184 7,515,556
Global Payments, Inc. 21,732 2,213,404
Jack Henry & Associates, Inc. 6,046 995,655
Mastercard, Inc., Class
a
A 68,885 30,796,417
PayPal Holdings, Inc.* 89,455 5,634,770
Visa, Inc., Class
a
A 132,037 35,974,801
151,445,642
Food Products — 0.6%
Archer-Daniels-Midland Co. 44,536 2,780,828
Bunge Global SA 12,202 1,312,813
Campbell Soup Co. 16,338 725,080
Conagra Brands, Inc. 39,933 1,193,198
General Mills, Inc. 47,401 3,258,819
Hershey Co. (The) 12,446 2,462,192
Hormel Foods Corp. 24,204 749,840
J M Smucker Co. (The) 8,811 983,660
Kellanova 22,034 1,329,532
Kraft Heinz Co. (The) 66,580 2,354,935
Lamb Weston Holdings, Inc. 12,098 1,068,132
Investments
Shares Value
Common Stocks (a) (continued)
McCormick & Co., Inc.
(Non-Voting) 21,017 $ 1,517,848
Mondelez International, Inc.,
Class
a
A 112,516 7,710,721
Tyson Foods, Inc., Class
a
A 23,911 1,368,905
28,816,503
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 12,525 1,451,898
Ground Transportation — 0.7%
CSX Corp. 165,150 5,573,813
JB Hunt Transport Services,
Inc. 6,770 1,088,277
Norfolk Southern Corp. 18,865 4,240,852
Old Dominion Freight Line, Inc. 14,975 2,624,369
Uber Technologies, Inc.* 171,841 11,094,055
Union Pacific Corp. 50,992 11,871,957
36,493,323
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories 145,023 14,819,900
Align Technology, Inc.* 5,912 1,520,626
Baxter International, Inc. 42,513 1,449,268
Becton Dickinson & Co. 24,122 5,595,580
Boston Scientific Corp.* 122,347 9,245,763
Cooper Cos., Inc. (The) 16,622 1,567,621
Dexcom, Inc.* 32,124 3,815,367
Edwards Lifesciences Corp.* 50,604 4,396,982
GE HealthCare Technologies,
Inc. 33,792 2,635,776
Hologic, Inc.* 19,700 1,453,466
IDEXX Laboratories, Inc.* 6,893 3,425,476
Insulet Corp.* 5,802 1,028,056
Intuitive Surgical, Inc.* 29,367 11,809,058
Medtronic plc 111,026 9,034,186
ResMed, Inc. 12,350 2,548,175
Solventum Corp.* 11,481 681,283
STERIS plc 8,344 1,859,711
Stryker Corp. 28,288 9,648,754
Teleflex, Inc. 3,902 815,791
Zimmer Biomet Holdings, Inc. 17,353 1,998,198
89,349,037
Health Care Providers & Services — 1.8%
Cardinal Health, Inc. 20,197 2,004,956
Cencora, Inc. 13,955 3,161,784
Centene Corp.* 44,633 3,195,277
Cigna Group (The) 24,402 8,409,417
CVS Health Corp. 105,215 6,270,814
DaVita, Inc.* 4,479 658,951
Elevance Health, Inc. 19,718 10,617,749
HCA Healthcare, Inc. 16,445 5,587,189
Henry Schein, Inc.* 10,786 747,901
Humana, Inc. 10,287 3,683,981
Labcorp Holdings, Inc.* 7,044 1,372,946
McKesson Corp. 11,119 6,333,271
Molina Healthcare, Inc.* 4,818 1,515,646
Quest Diagnostics, Inc. 9,352 1,327,703
UnitedHealth Group, Inc. 77,184 38,234,638

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
97
SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 5,062 $ 960,768
94,082,991
Health Care REITs — 0.1%
Healthpeak Properties, Inc.,
REIT 59,027 1,174,637
Ventas, Inc., REIT 33,547 1,686,072
Welltower, Inc., REIT 46,320 4,801,995
7,662,704
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 58,822 1,055,267
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class
a
A* 36,306 5,261,828
Booking Holdings, Inc. 2,897 10,940,086
Caesars Entertainment, Inc.* 18,049 641,822
Carnival Corp.* 84,170 1,269,284
Chipotle Mexican Grill, Inc.,
Class
a
A* 2,269 7,100,881
Darden Restaurants, Inc. 10,047 1,510,968
Domino's Pizza, Inc. 2,897 1,473,356
Expedia Group, Inc.* 10,987 1,239,993
Hilton Worldwide Holdings, Inc. 21,073 4,227,244
Las Vegas Sands Corp. 30,918 1,392,237
Marriott International, Inc.,
Class
a
A 20,599 4,761,871
McDonald's Corp. 60,711 15,717,471
MGM Resorts International* 22,830 917,081
Norwegian Cruise Line Holdings
Ltd.* 35,460 588,636
Royal Caribbean Cruises Ltd.* 19,700 2,909,296
Starbucks Corp. 94,530 7,583,197
Wynn Resorts Ltd. 7,908 750,311
Yum! Brands, Inc. 23,446 3,222,184
71,507,746
Household Durables — 0.3%
DR Horton, Inc. 24,933 3,685,097
Garmin Ltd. 12,707 2,082,042
Lennar Corp., Class
a
A 20,633 3,308,502
Mohawk Industries, Inc.* 4,527 551,977
NVR, Inc.* 261 2,004,670
PulteGroup, Inc. 17,724 2,079,380
13,711,668
Household Products — 0.9%
Church & Dwight Co., Inc. 20,669 2,211,790
Clorox Co. (The) 10,320 1,357,699
Colgate-Palmolive Co. 68,748 6,390,814
Kimberly-Clark Corp. 28,197 3,758,660
Procter & Gamble Co. (The) 196,587 32,346,425
46,065,388
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 55,960 1,208,176
Vistra Corp. 28,057 2,779,888
3,988,064
Investments
Shares Value
Common Stocks (a) (continued)
Industrial Conglomerates — 0.3%
3M Co. 46,243 $ 4,630,774
Honeywell International, Inc. 54,991 11,118,630
15,749,404
Industrial REITs — 0.2%
Prologis, Inc., REIT 77,105 8,519,331
Insurance — 1.5%
Aflac, Inc. 43,832 3,939,182
Allstate Corp. (The) 21,932 3,674,049
American International Group,
Inc. 58,773 4,632,488
Aon plc, Class
a
A 16,834 4,741,128
Arch Capital Group Ltd.* 31,151 3,197,027
Arthur J Gallagher & Co. 18,138 4,594,899
Assurant, Inc. 4,422 767,084
Brown & Brown, Inc. 19,725 1,765,585
Chubb Ltd. 34,008 9,210,046
Cincinnati Financial Corp. 13,175 1,549,116
Everest Group Ltd. 3,609 1,410,866
Globe Life, Inc. 7,317 605,555
Hartford Financial Services
Group, Inc. (The) 24,920 2,577,974
Loews Corp. 15,265 1,172,352
Marsh & McLennan Cos., Inc. 40,965 8,503,515
MetLife, Inc. 51,221 3,706,864
Principal Financial Group, Inc. 18,215 1,494,359
Progressive Corp. (The) 48,865 10,319,311
Prudential Financial, Inc. 30,196 3,634,089
Travelers Cos., Inc. (The) 19,088 4,117,282
W R Berkley Corp. 16,937 1,372,405
Willis Towers Watson plc 8,515 2,173,794
79,158,970
Interactive Media & Services — 4.8%
Alphabet, Inc., Class
a
A* 492,215 84,907,088
Alphabet, Inc., Class
a
C* 412,245 71,714,140
Match Group, Inc.* 22,680 694,688
Meta Platforms, Inc., Class
a
A 183,786 85,796,818
243,112,734
IT Services — 0.7%
Accenture plc, Class
a
A 52,307 14,765,743
Akamai Technologies, Inc.* 12,524 1,155,214
Cognizant Technology Solutions
Corp., Class
a
A 41,696 2,758,190
EPAM Systems, Inc.* 4,793 852,819
Gartner, Inc.* 6,478 2,718,622
International Business
Machines Corp. 76,483 12,761,189
VeriSign, Inc.* 7,454 1,299,381
36,311,158
Leisure Products — 0.0%(b)
Hasbro, Inc. 10,828 647,298

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
98
SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 24,446 $ 3,188,003
Bio-Rad Laboratories, Inc.,
Class
a
A* 1,740 499,136
Bio-Techne Corp. 13,190 1,018,136
Charles River Laboratories
International, Inc.* 4,465 930,685
Danaher Corp. 54,966 14,115,269
Illumina, Inc.* 13,320 1,389,010
IQVIA Holdings, Inc.* 15,288 3,349,448
Mettler-Toledo International,
Inc.* 1,787 2,509,109
Revvity, Inc. 10,385 1,134,665
Thermo Fisher Scientific, Inc. 32,194 18,285,548
Waters Corp.* 4,908 1,516,081
West Pharmaceutical Services,
Inc. 6,272 2,078,603
50,013,693
Machinery — 1.3%
Caterpillar, Inc. 42,616 14,426,368
Cummins, Inc. 11,780 3,318,780
Deere & Co. 21,732 8,144,284
Dover Corp. 11,615 2,135,069
Fortive Corp. 29,231 2,175,956
IDEX Corp. 6,418 1,339,052
Illinois Tool Works, Inc. 22,687 5,507,269
Ingersoll Rand, Inc. 33,956 3,159,606
Nordson Corp. 4,510 1,058,587
Otis Worldwide Corp. 34,010 3,373,792
PACCAR, Inc. 43,678 4,695,385
Parker-Hannifin Corp. 10,661 5,666,535
Pentair plc 13,933 1,133,868
Snap-on, Inc. 4,521 1,233,600
Stanley Black & Decker, Inc. 12,849 1,120,047
Westinghouse Air Brake
Technologies Corp. 14,984 2,535,742
Xylem, Inc. 20,152 2,841,835
63,865,775
Media — 0.4%
Charter Communications, Inc.,
Class
a
A* 8,338 2,394,007
Comcast Corp., Class
a
A 330,962 13,248,409
Fox Corp., Class
a
A 20,007 688,841
Fox Corp., Class
a
B 11,063 353,352
Interpublic Group of Cos., Inc.
(The) 32,146 1,008,420
News Corp., Class
a
A 31,689 861,624
News Corp., Class
a
B 9,521 265,446
Omnicom Group, Inc. 16,440 1,528,262
Paramount Global, Class
a
B 40,196 478,734
20,827,095
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 119,834 6,318,847
Newmont Corp. 96,186 4,034,041
Nucor Corp. 20,622 3,482,025
Investments
Shares Value
Common Stocks (a) (continued)
Steel Dynamics, Inc. 12,635 $ 1,691,447
15,526,360
Multi-Utilities — 0.5%
Ameren Corp. 21,978 1,612,526
CenterPoint Energy, Inc. 52,787 1,610,531
CMS Energy Corp. 24,558 1,545,435
Consolidated Edison, Inc. 28,800 2,723,040
Dominion Energy, Inc. 69,935 3,770,895
DTE Energy Co. 17,276 2,013,172
NiSource, Inc. 34,475 1,001,844
Public Service Enterprise
Group, Inc. 41,720 3,160,707
Sempra 52,499 4,043,998
WEC Energy Group, Inc. 26,305 2,131,494
23,613,642
Office REITs — 0.0%(b)
Alexandria Real Estate Equities,
Inc., REIT 13,215 1,572,585
Boston Properties, Inc., REIT 12,099 734,046
2,306,631
Oil, Gas & Consumable Fuels — 2.6%
APA Corp. 25,236 770,455
Chevron Corp. 144,884 23,514,673
ConocoPhillips 98,354 11,456,274
Coterra Energy, Inc. 62,742 1,789,402
Devon Energy Corp. 53,442 2,622,933
Diamondback Energy, Inc. 14,971 2,983,121
EOG Resources, Inc. 48,672 6,062,098
EQT Corp. 34,284 1,408,730
Exxon Mobil Corp. 377,720 44,291,447
Hess Corp. 22,991 3,542,913
Kinder Morgan, Inc. 161,424 3,146,154
Marathon Oil Corp. 48,860 1,414,986
Marathon Petroleum Corp. 30,691 5,420,338
Occidental Petroleum Corp. 54,999 3,437,437
ONEOK, Inc. 48,613 3,937,653
Phillips 66 35,967 5,111,270
Targa Resources Corp. 18,724 2,213,739
Valero Energy Corp. 28,382 4,459,947
Williams Cos., Inc. (The) 101,602 4,217,499
131,801,069
Passenger Airlines — 0.1%
American Airlines Group, Inc.* 54,701 629,061
Delta Air Lines, Inc. 53,415 2,725,233
Southwest Airlines Co. 49,908 1,339,531
United Airlines Holdings, Inc.* 27,349 1,449,224
6,143,049
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 19,461 2,400,709
Kenvue, Inc. 160,186 3,091,590
5,492,299

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
99
SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. 169,920 $ 6,982,013
Catalent, Inc.* 15,145 814,649
Eli Lilly & Co. 66,595 54,630,542
Johnson & Johnson 200,999 29,480,523
Merck & Co., Inc. 211,720 26,579,329
Pfizer, Inc. 471,516 13,513,649
Viatris, Inc. 100,136 1,061,442
Zoetis, Inc., Class
a
A 38,261 6,487,535
139,549,682
Professional Services — 0.5%
Automatic Data Processing, Inc. 34,219 8,380,918
Broadridge Financial Solutions,
Inc. 9,777 1,962,928
Dayforce, Inc.*(c) 13,068 646,343
Equifax, Inc. 10,375 2,400,671
Jacobs Solutions, Inc. 10,431 1,453,456
Leidos Holdings, Inc. 11,422 1,679,605
Paychex, Inc. 26,728 3,211,637
Paycom Software, Inc. 3,988 579,536
Robert Half, Inc. 8,648 555,461
Verisk Analytics, Inc., Class
a
A 12,166 3,075,321
23,945,876
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 24,832 2,186,954
CoStar Group, Inc.* 34,032 2,660,282
4,847,236
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 11,776 2,269,000
Camden Property Trust, REIT 8,863 909,787
Equity Residential, REIT 28,796 1,872,604
Essex Property Trust, Inc., REIT 5,470 1,421,051
Invitation Homes, Inc., REIT 48,128 1,674,373
Mid-America Apartment
Communities, Inc., REIT 9,689 1,295,516
UDR, Inc., REIT 25,339 978,592
10,420,923
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 6,094 615,189
Kimco Realty Corp., REIT 55,821 1,080,695
Realty Income Corp., REIT 69,448 3,684,911
Regency Centers Corp., REIT 13,638 837,373
Simon Property Group, Inc.,
REIT 27,284 4,128,342
10,346,510
Semiconductors & Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc.* 134,880 22,511,390
Analog Devices, Inc. 41,538 9,740,246
Applied Materials, Inc. 69,472 14,942,038
Broadcom, Inc. 36,884 49,002,238
Enphase Energy, Inc.* 11,413 1,459,723
Investments
Shares Value
Common Stocks (a) (continued)
First Solar, Inc.* 8,871 $ 2,410,783
Intel Corp. 352,976 10,889,310
KLA Corp. 11,366 8,632,818
Lam Research Corp. 11,094 10,344,489
Microchip Technology, Inc. 45,158 4,390,712
Micron Technology, Inc. 92,249 11,531,125
Monolithic Power Systems, Inc. 3,985 2,931,486
NVIDIA Corp. 206,507 226,399,819
NXP Semiconductors NV 21,613 5,880,897
ON Semiconductor Corp.* 35,830 2,617,023
Qorvo, Inc.* 8,135 800,403
QUALCOMM, Inc. 93,285 19,034,804
Skyworks Solutions, Inc. 13,312 1,233,490
Teradyne, Inc. 12,692 1,788,810
Texas Instruments, Inc. 75,954 14,811,790
421,353,394
Software — 7.4%
Adobe, Inc.* 37,876 16,845,730
ANSYS, Inc.* 7,344 2,331,353
Autodesk, Inc.* 17,871 3,602,794
Cadence Design Systems, Inc.* 22,700 6,499,237
Fair Isaac Corp.* 2,061 2,658,546
Fortinet, Inc.* 53,193 3,155,409
Gen Digital, Inc. 46,781 1,161,572
Intuit, Inc. 23,452 13,518,671
Microsoft Corp. 620,577 257,620,130
Oracle Corp. 133,108 15,598,926
Palo Alto Networks, Inc.* 26,295 7,754,658
PTC, Inc.* 10,129 1,785,135
Roper Technologies, Inc. 8,869 4,725,048
Salesforce, Inc. 80,851 18,954,708
ServiceNow, Inc.* 17,158 11,271,605
Synopsys, Inc.* 12,657 7,098,046
Tyler Technologies, Inc.* 3,505 1,683,662
376,265,230
Specialized REITs — 0.7%
American Tower Corp., REIT 38,952 7,624,465
Crown Castle, Inc., REIT 36,122 3,702,505
Digital Realty Trust, Inc., REIT 25,481 3,703,409
Equinix, Inc., REIT 7,794 5,946,666
Extra Space Storage, Inc., REIT 17,751 2,569,812
Iron Mountain, Inc., REIT 24,455 1,973,274
Public Storage, REIT 13,274 3,634,820
SBA Communications Corp.,
Class
a
A, REIT 9,074 1,784,674
VICI Properties, Inc., Class
a
A,
REIT 86,368 2,479,625
Weyerhaeuser Co., REIT 60,843 1,827,115
35,246,365
Specialty Retail — 1.3%
AutoZone, Inc.* 1,542 4,271,247
Bath & Body Works, Inc. 18,868 980,004
Best Buy Co., Inc. 16,055 1,361,785
CarMax, Inc.* 13,252 931,085
Home Depot, Inc. (The) 83,154 27,845,780
Lowe's Cos., Inc. 48,106 10,645,377
O'Reilly Automotive, Inc.* 4,904 4,723,827

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
100
SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Ross Stores, Inc. 28,296 $ 3,954,649
TJX Cos., Inc. (The) 95,218 9,816,976
Tractor Supply Co. 9,107 2,598,136
Ulta Beauty, Inc.* 4,030 1,592,213
68,721,079
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc. 1,212,395 233,082,939
Hewlett Packard Enterprise Co. 108,536 1,915,661
HP, Inc. 72,864 2,659,536
NetApp, Inc. 17,240 2,076,213
Seagate Technology Holdings
plc 16,314 1,521,117
Super Micro Computer, Inc.* 4,038 3,167,851
Western Digital Corp.* 27,188 2,046,985
246,470,302
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 2,126 2,325,674
Lululemon Athletica, Inc.* 9,539 2,976,073
NIKE, Inc., Class
a
B 101,663 9,663,068
Ralph Lauren Corp., Class
a
A 3,235 604,557
Tapestry, Inc. 19,180 834,138
16,403,510
Tobacco — 0.4%
Altria Group, Inc. 147,266 6,811,052
Philip Morris International, Inc. 129,763 13,155,373
19,966,425
Trading Companies & Distributors — 0.2%
Fastenal Co. 47,756 3,150,941
United Rentals, Inc. 5,582 3,736,647
WW Grainger, Inc. 3,673 3,384,522
10,272,110
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 16,304 2,132,074
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 43,610 7,630,006
Total Common Stocks
(Cost $3,833,407,337)
3,700,187,458
Securities Lending Reinvestments (d) — 0.0% (b)
Investment Companies — 0.0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (e)
(Cost $20,806) 20,806 20,806
Investments
Principal
Amount Value
Short-Term Investments — 13.9%
Repurchase Agreements (f) — 1.7%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $85,941,856
(Cost $85,903,799) $ 85,903,799 $ 85,903,799
U.S. Treasury Obligations (a) — 12.2%
U.S. Treasury Bills
5.28%, 6/20/2024 (g) 130,000,000 129,677,094
5.22%, 8/8/2024 (g) 100,000,000 99,039,333
5.23%, 9/5/2024 (g) 100,000,000 98,638,306
5.21%, 9/19/2024 (g) 150,000,000 147,646,238
5.29%, 11/7/2024 (g) 150,000,000 146,625,645
Total U.S. Treasury Obligations
(Cost $621,572,429) 621,626,616
Total Short-Term Investments
(Cost $707,476,228) 707,530,415
Total Investments — 86.3%
(Cost $4,540,904,371) 4,407,738,679
Other assets less liabilities — 13.7% 701,202,550
Net Assets — 100.0% $ 5,108,941,229
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $481,362,271.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $19,982, collateralized in the form of cash with a value of $20,806 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $20,806.
(e) Rate shown is the 7-day yield as of May 31, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) The rate shown was the current yield as of May 31, 2024.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 776,569,901
Aggregate gross unrealized depreciation (307,487,202)
Net unrealized appreciation $ 469,082,699
Federal income tax cost $ 4,562,532,558

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
101
SSO
::
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 1,960 6/21/2024 U.S. Dollar $ 518,959,000 $ 6,462,303
Swap Agreements
a
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
781,161,198 3/6/2025
Bank of
America NA 6.03% S&P 500
®
77,923,275 (75,102,255) — 2,821,020
445,316,294 3/6/2026
Barclays
Capital 6.03% S&P 500
®
3,016,033 — — 3,016,033
791,842,878 2/11/2025
BNP Paribas
SA 5.93% S&P 500
®
140,369,100 (135,444,813) — 4,924,287
683,875,578 3/6/2025 Citibank NA 5.93% S&P 500
®
68,276,987 (64,067,151) — 4,209,836
486,269,771 11/6/2025
Goldman Sachs
International 6.08% S&P 500
®
27,870,959
1,537,523,004 12/6/2025
Goldman Sachs
International 5.99%
SPDR
®
S&P 500
®
ETF Trust 70,421,768
2,023,792,775 98,292,727 (84,507,668) — 13,785,059
218,963,890 4/7/2025
J.P. Morgan
Securities 5.83% S&P 500
®
18,951,880 (18,260,149) — 691,731
319,384,350 3/6/2025
Morgan
Stanley & Co.
International plc 5.88% S&P 500
®
51,958,036 (50,577,364) — 1,380,672
377,051,702 11/6/2025
Societe
Generale 6.08% S&P 500
®
95,540,551 (94,165,860) (1,374,691) —
358,311,264 11/7/2024 UBS AG 5.93% S&P 500
®
63,085,686 (62,106,498) — 979,188
5,999,699,929 617,414,275
Total Unrealized
Appreciation
617,414,275
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA SEMICONDUCTORS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
102
USD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 64 .1%
Semiconductors & Semiconductor Equipment — 64.1%
Advanced Micro Devices, Inc.* 201,284 $ 33,594,300
Allegro MicroSystems, Inc.* 8,905 268,397
Amkor Technology, Inc. 12,861 419,140
Analog Devices, Inc. 61,768 14,483,978
Applied Materials, Inc. 103,654 22,293,902
Axcelis Technologies, Inc.* 4,078 458,734
Broadcom, Inc. 54,817 72,827,125
Cirrus Logic, Inc.* 6,719 770,669
Enphase Energy, Inc.* 16,908 2,162,533
Entegris, Inc. 18,704 2,363,251
GLOBALFOUNDRIES, Inc.*(a) 10,240 501,760
Intel Corp. 526,702 16,248,757
KLA Corp. 16,844 12,793,523
Lam Research Corp. 16,336 15,232,340
Lattice Semiconductor Corp.* 17,193 1,276,408
Marvell Technology, Inc. 107,677 7,409,254
Microchip Technology, Inc. 67,304 6,543,968
Micron Technology, Inc. 137,539 17,192,375
MKS Instruments, Inc. 7,835 991,833
Monolithic Power Systems, Inc. 5,985 4,402,746
NVIDIA Corp. 307,692 337,331,970
NXP Semiconductors NV 32,110 8,737,131
ON Semiconductor Corp.* 53,241 3,888,723
Power Integrations, Inc. 7,089 538,835
Qorvo, Inc.* 12,032 1,183,829
QUALCOMM, Inc. 139,024 28,367,847
Rambus, Inc.* 13,395 740,208
Silicon Laboratories, Inc.* 3,971 501,021
Skyworks Solutions, Inc. 19,950 1,848,567
SolarEdge Technologies, Inc.* 7,083 346,996
Teradyne, Inc. 19,044 2,684,061
Texas Instruments, Inc. 113,272 22,089,173
Universal Display Corp. 5,427 953,524
Wolfspeed, Inc.* 15,673 402,796
Total Common Stocks
(Cost $446,436,954)
641,849,674
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (d)
(Cost $466,672) 466,672 466,672
Investments
Principal
Amount Value
Short-Term Investments — 3 .8%
Repurchase Agreements (e) — 0 .7%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $6,630,970
(Cost $6,628,033) $ 6,628,033 $ 6,628,033
U.S. Treasury Obligations (f) — 3 .1%
U.S. Treasury Bills
5.21%, 8/8/2024 (g)
(Cost $31,691,889) 32,000,000 31,692,586
Total Short-Term Investments
(Cost $38,319,922) 38,320,619
Total Investments — 67.9%
(Cost $485,223,548) 680,636,965
Other assets less liabilities — 32.1% 321,817,783
Net Assets — 100.0% $ 1,002,454,748
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $455,063, collateralized in the form of cash with a value of $466,672 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $466,672.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of May 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(f) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $29,607,294.
(g) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 500,020,593
Aggregate gross unrealized depreciation (12,422,566)
Net unrealized appreciation $ 487,598,027
Federal income tax cost $ 505,499,495
Swap Agreements
a
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
224,657,107 5/6/2025
Bank of
America NA 5.93%
Dow Jones U.S.
Semiconductors
SM
Index
f
57,464,137 (57,464,137) — —

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
103
USD
::
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
82,361,504 3/6/2026
Barclays
Capital 6.03%
Dow Jones U.S.
Semiconductors
SM
Index
f
7,801,551 (7,801,551) — —
194,637,819 11/6/2025
BNP Paribas
SA 5.83%
Dow Jones U.S.
Semiconductors
SM
Index
f
23,307,984 (23,307,984) — —
68,866,754 3/6/2026
Goldman Sachs
International 6.08%
Dow Jones U.S.
Semiconductors
SM
Index
f
7,563,840 (7,563,840) — —
186,575,795 4/7/2025
J.P. Morgan
Securities 5.78%
Dow Jones U.S.
Semiconductors
SM
Index
f
37,577,486 (37,577,486) — —
203,762,011 1/26/2026
Morgan
Stanley & Co.
International plc 5.93%
Dow Jones U.S.
Semiconductors
SM
Index
f
19,195,124 (19,184,387) (10,737) —
200,854,110 3/6/2025
Societe
Generale 6.28%
Dow Jones U.S.
Semiconductors
SM
Index
f
27,608,325 (27,240,737) (367,588) —
200,314,320 5/6/2025 UBS AG 5.83%
Dow Jones U.S.
Semiconductors
SM
Index
f
131,942,110 (131,506,060) (436,050) —
1,362,029,420 312,460,557
Total Unrealized
Appreciation
312,460,557
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA SMALLCAP600 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
104
SAA
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 76.0%
Aerospace & Defense — 1.0%
AAR Corp.* 698 $ 49,551
AeroVironment, Inc.* 588 118,864
Mercury Systems, Inc.* 1,101 34,076
Moog, Inc., Class
a
A 605 102,505
National Presto Industries, Inc. 111 8,268
Triumph Group, Inc.* 1,619 22,844
336,108
Air Freight & Logistics — 0.2%
Forward Air Corp. 649 10,903
Hub Group, Inc., Class
a
A 1,315 56,742
67,645
Automobile Components — 1.1%
American Axle & Manufacturing
Holdings, Inc.* 2,467 18,848
Dana, Inc. 2,705 38,032
Dorman Products, Inc.* 596 54,814
Fox Factory Holding Corp.* 889 41,445
Gentherm , Inc.* 690 37,219
LCI Industries 534 58,676
Patrick Industries, Inc. 439 50,309
Phinia , Inc. 984 44,044
Standard Motor Products, Inc. 393 12,069
XPEL, Inc.*(a) 449 17,062
372,518
Automobiles — 0.1%
Winnebago Industries, Inc. 616 38,223
Banks — 6.4%
Ameris Bancorp 1,363 68,082
Atlantic Union Bankshares
Corp. 1,882 61,410
Axos Financial, Inc.* 1,068 57,533
Banc of California, Inc. 2,919 40,457
BancFirst Corp. 305 26,276
Bancorp, Inc. (The)* 1,130 37,957
Bank of Hawaii Corp. 838 48,386
BankUnited, Inc. 1,567 44,957
Banner Corp. 723 33,858
Berkshire Hills Bancorp, Inc. 900 20,007
Brookline Bancorp, Inc. 1,872 16,193
Capitol Federal Financial, Inc. 2,617 13,530
Cathay General Bancorp 1,531 56,402
Central Pacific Financial Corp. 570 11,560
City Holding Co. 312 31,893
Community Financial System,
Inc. 1,125 51,142
Customers Bancorp, Inc.* 595 26,953
CVB Financial Corp. 2,790 46,147
Dime Community Bancshares,
Inc. 736 13,594
Eagle Bancorp, Inc. 631 11,377
FB Financial Corp. 741 27,417
First Bancorp 865 27,291
First Bancorp 3,547 62,888
Investments
Shares Value
Common Stocks (continued)
First Commonwealth Financial
Corp. 2,143 $ 28,952
First Financial Bancorp 2,003 44,667
First Hawaiian, Inc. 2,690 54,688
Fulton Financial Corp. 3,809 64,143
Hanmi Financial Corp. 637 10,039
Heritage Financial Corp. 736 13,344
Hilltop Holdings, Inc. 974 29,795
Hope Bancorp, Inc. 2,530 26,641
Independent Bank Corp. 903 45,863
Independent Bank Group, Inc. 758 34,898
Lakeland Financial Corp. 536 33,248
National Bank Holdings Corp.,
Class
a
A 796 29,030
NBT Bancorp, Inc. 992 36,882
Northfield Bancorp, Inc. 825 7,309
Northwest Bancshares, Inc. 2,681 29,357
OFG Bancorp 992 36,863
Pacific Premier Bancorp, Inc. 2,020 44,925
Park National Corp. 302 41,513
Pathward Financial, Inc. 538 28,681
Preferred Bank 264 19,726
Provident Financial Services,
Inc. 2,728 39,283
Renasant Corp. 1,182 35,602
S&T Bancorp, Inc. 806 25,719
Seacoast Banking Corp. of
Florida 1,777 42,062
ServisFirst Bancshares, Inc. 1,032 63,778
Simmons First National Corp.,
Class
a
A 2,636 45,814
Southside Bancshares, Inc. 605 16,220
Stellar Bancorp, Inc. 988 22,319
Tompkins Financial Corp. 264 12,384
Triumph Financial, Inc.* 456 33,881
TrustCo Bank Corp. 400 11,120
Trustmark Corp. 1,286 37,487
United Community Banks, Inc. 2,505 64,278
Veritex Holdings, Inc. 1,145 23,358
WaFd , Inc. 1,431 40,082
Westamerica Bancorp 561 27,388
WSFS Financial Corp. 1,274 56,132
2,092,781
Beverages — 0.1%
MGP Ingredients, Inc. 330 25,615
National Beverage Corp.* 491 22,684
48,299
Biotechnology — 1.0%
Alkermes plc* 3,515 82,251
Arcus Biosciences, Inc.* 1,139 17,165
Catalyst Pharmaceuticals, Inc.* 2,353 38,048
Dynavax Technologies Corp.* 2,722 32,637
Ironwood Pharmaceuticals,
Inc., Class
a
A * 2,895 18,238
Myriad Genetics, Inc.* 1,865 42,447
REGENXBIO, Inc.* 853 12,241
Vericel Corp.* 1,005 47,938
Vir Biotechnology, Inc.* 1,813 18,620

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
105
SAA
::
Investments
Shares Value
Common Stocks (continued)
Xencor , Inc.* 1,282 $ 30,460
340,045
Broadline Retail — 0.2%
Kohl's Corp. 2,332 52,213
Building Products — 1.5%
American Woodmark Corp.* 339 29,191
Apogee Enterprises, Inc. 465 30,211
Armstrong World Industries, Inc. 930 107,694
AZZ, Inc. 611 51,251
Gibraltar Industries, Inc.* 642 48,445
Griffon Corp. 804 54,302
Hayward Holdings, Inc.* 2,657 38,500
Insteel Industries, Inc. 409 13,444
Masterbrand, Inc.* 2,671 44,633
Quanex Building Products
Corp. 696 22,940
Resideo Technologies, Inc.* 3,078 66,485
507,096
Capital Markets — 1.6%
Artisan Partners Asset
Management, Inc., Class
a
A 1,445 63,623
B Riley Financial, Inc.(b) 349 8,362
BGC Group, Inc., Class
a
A 8,147 70,635
Brightsphere Investment Group,
Inc. 682 15,120
Cohen & Steers, Inc. 539 37,886
Donnelley Financial Solutions,
Inc.* 521 31,760
Moelis & Co., Class
a
A 1,404 79,481
Piper Sandler Cos. 321 67,981
PJT Partners, Inc., Class
a
A 470 50,135
StoneX Group, Inc.* 572 42,940
Virtus Investment Partners, Inc. 144 32,917
WisdomTree, Inc. 2,325 23,180
524,020
Chemicals — 1.9%
AdvanSix , Inc. 568 13,462
Balchem Corp. 678 104,141
Hawkins, Inc. 401 35,015
HB Fuller Co. 1,142 90,937
Ingevity Corp.* 709 34,635
Innospec, Inc. 524 68,539
Koppers Holdings, Inc. 440 19,505
Mativ Holdings, Inc. 1,142 20,522
Minerals Technologies, Inc. 686 59,511
Quaker Chemical Corp. 291 52,773
Sensient Technologies Corp. 890 69,126
Stepan Co. 449 39,139
607,305
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. 1,325 62,633
Brady Corp., Class
a
A 944 64,447
CoreCivic , Inc.* 2,393 38,408
Deluxe Corp. 922 20,957
Enviri Corp.* 1,680 14,868
Investments
Shares Value
Common Stocks (continued)
GEO Group, Inc. (The)* 2,572 $ 37,397
Healthcare Services Group,
Inc.* 1,555 16,763
HNI Corp. 981 46,156
Interface, Inc., Class
a
A 1,223 19,702
Liquidity Services, Inc.* 473 9,276
Matthews International Corp.,
Class
a
A 647 18,329
MillerKnoll , Inc. 1,534 42,308
OPENLANE, Inc.* 2,276 39,261
Pitney Bowes, Inc. 3,231 17,512
UniFirst Corp. 319 50,593
Vestis Corp. 2,769 34,114
Viad Corp.* 442 15,448
548,172
Communications Equipment — 0.7%
ADTRAN Holdings, Inc. 1,491 8,275
Calix, Inc.* 1,234 44,054
Digi International, Inc.* 765 18,635
Extreme Networks, Inc.* 2,710 30,217
Harmonic, Inc.* 2,369 28,973
NetScout Systems, Inc.* 1,496 30,728
Viasat , Inc.* 1,583 26,737
Viavi Solutions, Inc.* 4,689 35,261
222,880
Construction & Engineering — 1.0%
Arcosa , Inc. 1,027 90,284
Dycom Industries, Inc.* 618 111,215
Granite Construction, Inc. 925 57,618
MYR Group, Inc.* 354 54,891
314,008
Consumer Finance — 0.7%
Bread Financial Holdings, Inc. 1,039 43,389
Encore Capital Group, Inc.* 495 21,899
Enova International, Inc.* 612 37,730
EZCORP, Inc., Class
a
A * 1,100 11,539
Green Dot Corp., Class
a
A * 951 9,424
Navient Corp. 1,730 26,071
PRA Group, Inc.* 826 17,825
PROG Holdings, Inc. 942 35,598
World Acceptance Corp.* 69 8,866
212,341
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 663 34,701
Chefs' Warehouse, Inc. (The)* 744 29,328
PriceSmart , Inc. 528 44,431
SpartanNash Co. 729 14,325
United Natural Foods, Inc.* 1,252 15,037
137,822
Containers & Packaging — 0.5%
Myers Industries, Inc. 776 12,261
O-I Glass, Inc.* 3,259 41,357
Sealed Air Corp. 3,042 118,242
171,860

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
106
SAA
::
Investments
Shares Value
Common Stocks (continued)
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.* 825 $ 53,122
Frontdoor , Inc.* 1,678 59,351
Mister Car Wash, Inc.* 1,918 13,484
Perdoceo Education Corp. 1,383 31,117
Strategic Education, Inc. 460 52,173
Stride, Inc.* 839 57,606
266,853
Diversified REITs — 0.6%
Alexander & Baldwin, Inc., REIT 1,529 25,687
American Assets Trust, Inc.,
REIT 1,026 22,315
Armada Hoffler Properties, Inc.,
REIT 1,420 16,103
Essential Properties Realty
Trust, Inc., REIT 3,287 88,026
Global Net Lease, Inc., REIT 4,114 30,773
182,904
Diversified Telecommunication Services — 0.3%
ATN International, Inc. 218 5,306
Cogent Communications
Holdings, Inc. 886 52,469
Consolidated Communications
Holdings, Inc.* 1,567 6,895
Lumen Technologies, Inc.*(b) 21,251 27,414
Shenandoah
Telecommunications Co. 1,060 19,938
112,022
Electric Utilities — 0.4%
MGE Energy, Inc. 763 61,139
Otter Tail Corp. 878 79,433
140,572
Electrical Equipment — 0.7%
Encore Wire Corp. 333 96,147
Powell Industries, Inc. 194 34,893
SunPower Corp.*(b) 1,810 6,046
Sunrun, Inc.* 4,572 66,111
Vicor Corp.* 476 16,655
219,852
Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries,
Inc. 786 84,440
Arlo Technologies, Inc.* 1,992 28,306
Badger Meter, Inc. 618 119,249
Benchmark Electronics, Inc. 753 32,432
CTS Corp. 656 34,735
ePlus , Inc.* 561 41,985
Fabrinet* 764 183,001
Insight Enterprises, Inc.* 583 113,977
Itron , Inc.* 959 103,140
Knowles Corp.* 1,877 32,885
Methode Electronics, Inc. 751 8,847
OSI Systems, Inc.* 331 47,578
PC Connection, Inc. 239 16,166
Investments
Shares Value
Common Stocks (continued)
Plexus Corp.* 582 $ 64,102
Rogers Corp.* 355 41,890
Sanmina Corp.* 1,174 80,466
ScanSource, Inc.* 531 25,185
TTM Technologies, Inc.* 2,155 40,083
1,098,467
Energy Equipment & Services — 1.5%
Archrock , Inc. 2,894 58,575
Bristow Group, Inc., Class
a
A * 505 18,135
Core Laboratories, Inc. 984 18,440
Dril -Quip, Inc.* 720 13,925
Helix Energy Solutions Group,
Inc.* 2,985 34,357
Helmerich & Payne, Inc. 2,083 79,279
Liberty Energy, Inc., Class
a
A 3,196 78,909
Nabors Industries Ltd.* 187 13,980
Oceaneering International, Inc.* 2,121 50,225
Patterson-UTI Energy, Inc. 6,769 74,594
ProPetro Holding Corp.* 1,787 17,120
RPC, Inc. 1,792 12,239
US Silica Holdings, Inc.* 1,626 25,187
494,965
Entertainment — 0.3%
Cinemark Holdings, Inc.* 2,235 38,598
Madison Square Garden Sports
Corp.* 353 65,182
Marcus Corp. (The) 518 5,517
109,297
Financial Services — 1.7%
EVERTEC, Inc. 1,362 47,629
Jackson Financial, Inc., Class
a
A 1,490 113,255
Mr Cooper Group, Inc.* 1,361 113,507
NCR Atleos Corp.* 1,410 39,240
NMI Holdings, Inc., Class
a
A * 1,709 56,705
Payoneer Global, Inc.* 5,540 33,185
Radian Group, Inc. 3,226 100,780
Walker & Dunlop, Inc. 705 67,673
571,974
Food Products — 1.0%
B&G Foods, Inc. 1,656 15,798
Calavo Growers, Inc. 373 10,060
Cal-Maine Foods, Inc. 857 52,851
Fresh Del Monte Produce, Inc. 709 16,562
Hain Celestial Group, Inc. (The)* 1,891 14,485
J & J Snack Foods Corp. 327 53,206
John B Sanfilippo & Son, Inc. 189 19,057
Simply Good Foods Co. (The)* 1,913 73,632
Tootsie Roll Industries, Inc. 373 10,914
TreeHouse Foods, Inc.* 1,061 38,525
WK Kellogg Co. 1,388 26,358
331,448
Gas Utilities — 0.3%
Chesapeake Utilities Corp. 468 52,421

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
107
SAA
::
Investments
Shares Value
Common Stocks (continued)
Northwest Natural Holding Co. 775 $ 29,000
81,421
Ground Transportation — 0.4%
ArcBest Corp. 498 52,549
Heartland Express, Inc. 967 10,946
Marten Transport Ltd. 1,217 21,541
RXO, Inc.* 2,466 50,331
135,367
Health Care Equipment & Supplies — 2.3%
Artivion , Inc.* 822 19,399
Avanos Medical, Inc.* 978 19,472
CONMED Corp. 649 49,610
Embecta Corp. 1,214 15,017
Glaukos Corp.* 1,028 115,876
ICU Medical, Inc.* 428 45,514
Inari Medical, Inc.* 1,079 53,950
Integer Holdings Corp.* 701 84,989
LeMaitre Vascular, Inc. 417 32,893
Merit Medical Systems, Inc.* 1,217 98,760
Omnicell, Inc.* 959 31,254
OraSure Technologies, Inc.* 1,547 7,317
STAAR Surgical Co.* 1,028 42,693
Tandem Diabetes Care, Inc.* 1,374 70,390
UFP Technologies, Inc.* 150 39,054
Varex Imaging Corp.* 856 13,225
739,413
Health Care Providers & Services — 2.4%
AdaptHealth Corp., Class
a
A * 1,724 16,344
Addus HomeCare Corp.* 338 38,806
AMN Healthcare Services, Inc.* 796 44,528
Astrana Health, Inc.* 887 36,748
CorVel Corp.* 190 45,572
Cross Country Healthcare, Inc.* 695 10,508
Enhabit , Inc.* 1,057 9,714
Ensign Group, Inc. (The) 1,184 143,548
Fulgent Genetics, Inc.* 425 8,776
National HealthCare Corp. 283 29,927
NeoGenomics , Inc.* 2,686 36,825
Owens & Minor, Inc.* 1,611 28,080
Patterson Cos., Inc. 1,738 42,738
Pediatrix Medical Group, Inc.* 1,746 12,763
Premier, Inc., Class
a
A 2,523 47,735
Privia Health Group, Inc.* 2,165 37,606
RadNet , Inc.* 1,375 80,630
Select Medical Holdings Corp. 2,214 76,494
US Physical Therapy, Inc. 316 32,412
779,754
Health Care REITs — 0.6%
CareTrust REIT, Inc., REIT 2,749 70,292
Community Healthcare Trust,
Inc., REIT 510 11,965
LTC Properties, Inc., REIT 872 29,997
Medical Properties Trust, Inc.,
REIT(b) 12,617 67,627
Investments
Shares Value
Common Stocks (continued)
Universal Health Realty Income
Trust, REIT 266 $ 9,996
189,877
Health Care Technology — 0.3%
Certara, Inc.* 2,257 38,256
HealthStream, Inc. 503 13,727
Schrodinger, Inc.* 1,152 24,791
Simulations Plus, Inc. 337 16,257
93,031
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.,
REIT 4,483 64,734
Chatham Lodging Trust, REIT 1,029 8,705
DiamondRock Hospitality Co.,
REIT 4,416 37,404
Pebblebrook Hotel Trust, REIT 2,538 35,913
Service Properties Trust, REIT 3,492 18,787
Summit Hotel Properties, Inc.,
REIT 2,267 13,874
Sunstone Hotel Investors, Inc.,
REIT 4,328 44,492
Xenia Hotels & Resorts, Inc.,
REIT 2,215 32,095
256,004
Hotels, Restaurants & Leisure — 1.4%
BJ's Restaurants, Inc.* 488 17,100
Bloomin' Brands, Inc. 1,829 39,872
Brinker International, Inc.* 931 65,757
Cheesecake Factory, Inc. (The) 984 37,864
Chuy's Holdings, Inc.* 366 9,776
Cracker Barrel Old Country
Store, Inc. 467 22,780
Dave & Buster's Entertainment,
Inc.* 677 34,588
Dine Brands Global, Inc. 326 12,861
Golden Entertainment, Inc. 453 13,712
Jack in the Box, Inc. 412 22,808
Monarch Casino & Resort, Inc. 280 18,752
Papa John's International, Inc. 690 32,058
Sabre Corp.* 7,994 25,021
Shake Shack, Inc., Class
a
A * 790 74,963
Six Flags Entertainment Corp.* 1,525 38,811
466,723
Household Durables — 2.3%
Cavco Industries, Inc.* 162 57,866
Century Communities, Inc. 595 50,224
Ethan Allen Interiors, Inc. 480 13,973
Green Brick Partners, Inc.* 536 29,266
Installed Building Products, Inc. 493 104,437
La-Z-Boy, Inc. 901 33,806
LGI Homes, Inc.* 432 41,472
M/I Homes, Inc.* 585 73,078
Meritage Homes Corp. 767 135,260
Newell Brands, Inc. 8,026 61,961
Sonos, Inc.* 2,607 41,191
Tri Pointe Homes, Inc.* 2,045 79,203

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
108
SAA
::
Investments
Shares Value
Common Stocks (continued)
Worthington Enterprises, Inc. 643 $ 36,670
758,407
Household Products — 0.5%
Central Garden & Pet Co.* 200 8,690
Central Garden & Pet Co.,
Class
a
A * 1,137 42,467
Energizer Holdings, Inc. 1,406 40,240
WD-40 Co. 285 64,036
155,433
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
A 757 19,440
Clearway Energy, Inc., Class
a
C 1,736 48,608
68,048
Industrial REITs — 0.4%
Innovative Industrial Properties,
Inc., REIT 589 63,482
LXP Industrial Trust, REIT 6,160 52,360
115,842
Insurance — 1.9%
Ambac Financial Group, Inc.* 953 16,887
AMERISAFE, Inc. 403 17,663
Assured Guaranty Ltd. 1,145 88,989
Employers Holdings, Inc. 543 22,904
Genworth Financial, Inc.,
Class
a
A * 9,501 59,761
Goosehead Insurance, Inc.,
Class
a
A * 515 33,218
HCI Group, Inc. 145 13,903
Horace Mann Educators Corp. 861 29,420
Lincoln National Corp. 3,573 117,873
Mercury General Corp. 561 31,321
Palomar Holdings, Inc.* 521 44,202
ProAssurance Corp.* 1,075 15,448
Safety Insurance Group, Inc. 312 24,133
SiriusPoint Ltd.* 1,905 25,051
Stewart Information Services
Corp. 577 36,530
Trupanion , Inc.*(b) 754 22,522
United Fire Group, Inc. 448 9,968
609,793
Interactive Media & Services — 0.8%
Cargurus , Inc., Class
a
A * 1,804 43,675
Cars.com, Inc.* 1,297 26,238
IAC, Inc.* 1,462 72,793
QuinStreet , Inc.* 1,099 19,353
Shutterstock, Inc. 503 20,437
TripAdvisor, Inc.* 2,278 41,801
Yelp, Inc., Class
a
A * 1,442 53,311
277,608
IT Services — 0.5%
DigitalOcean Holdings, Inc.* 1,065 39,458
DXC Technology Co.* 3,852 59,899
Investments
Shares Value
Common Stocks (continued)
Perficient, Inc.* 733 $ 54,352
153,709
Leisure Products — 0.3%
Sturm Ruger & Co., Inc. 372 16,532
Topgolf Callaway Brands Corp.* 2,994 46,856
Vista Outdoor, Inc.* 1,224 42,693
106,081
Life Sciences Tools & Services — 0.3%
BioLife Solutions, Inc.* 750 16,110
Cytek Biosciences, Inc.* 2,085 11,738
Fortrea Holdings, Inc.* 1,871 47,505
Mesa Laboratories, Inc. 108 10,336
85,689
Machinery — 3.8%
3D Systems Corp.* 2,810 9,891
Alamo Group, Inc. 218 41,418
Albany International Corp.,
Class
a
A 659 57,807
Astec Industries, Inc. 477 15,498
Barnes Group, Inc. 1,069 41,146
Enerpac Tool Group Corp.,
Class
a
A 1,141 44,864
Enpro , Inc. 441 67,588
ESCO Technologies, Inc. 544 59,367
Federal Signal Corp. 1,283 118,062
Franklin Electric Co., Inc. 836 83,165
Greenbrier Cos., Inc. (The) 657 36,299
Hillenbrand, Inc. 1,477 68,666
John Bean Technologies Corp. 670 64,005
Kennametal, Inc. 1,670 43,002
Lindsay Corp. 233 26,753
Mueller Industries, Inc. 2,392 140,913
Proto Labs, Inc.* 544 16,848
SPX Technologies, Inc.* 963 134,261
Standex International Corp. 252 42,389
Tennant Co. 392 40,243
Titan International, Inc.* 1,070 8,849
Trinity Industries, Inc. 1,725 54,251
Wabash National Corp. 958 21,660
1,236,945
Marine Transportation — 0.3%
Matson, Inc. 736 94,355
Media — 0.6%
AMC Networks, Inc., Class
a
A * 643 11,150
Cable One, Inc.(b) 96 37,047
EchoStar Corp., Class
a
A * 2,537 48,710
John Wiley & Sons, Inc.,
Class
a
A 889 32,404
Scholastic Corp. 554 20,099
TechTarget, Inc.* 546 16,500
Thryv Holdings, Inc.* 653 13,759
179,669

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
109
SAA
::
Investments
Shares Value
Common Stocks (continued)
Metals & Mining — 2.1%
Alpha Metallurgical Resources,
Inc. 251 $ 79,168
Arch Resources, Inc. 386 67,137
ATI, Inc.* 2,689 164,944
Carpenter Technology Corp. 1,041 115,416
Century Aluminum Co.* 1,090 19,980
Compass Minerals
International, Inc. 714 9,253
Haynes International, Inc. 265 15,587
Kaiser Aluminum Corp. 336 32,861
Materion Corp. 436 49,870
Metallus , Inc.* 808 19,400
Olympic Steel, Inc. 206 10,741
SunCoke Energy, Inc. 1,764 18,610
Warrior Met Coal, Inc. 1,096 74,999
Worthington Steel, Inc. 642 21,179
699,145
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate
Finance, Inc. 2,754 27,815
Arbor Realty Trust, Inc.(b) 3,970 54,310
ARMOUR Residential REIT,
Inc.(b) 1,032 19,959
Blackstone Mortgage Trust,
Inc., Class
a
A (b) 3,631 63,325
Ellington Financial, Inc. 1,670 20,240
Franklin BSP Realty Trust, Inc. 1,729 22,027
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(b) 2,343 77,999
KKR Real Estate Finance Trust,
Inc. 1,226 11,598
New York Mortgage Trust, Inc. 1,911 11,370
PennyMac Mortgage
Investment Trust 1,825 24,966
Ready Capital Corp. 3,335 27,681
Redwood Trust, Inc. 2,771 17,568
Two Harbors Investment Corp. 2,175 27,949
406,807
Multi-Utilities — 0.2%
Avista Corp. 1,630 60,277
Unitil Corp. 340 18,187
78,464
Office REITs — 0.8%
Brandywine Realty Trust, REIT 3,625 16,711
Douglas Emmett, Inc., REIT 3,513 49,007
Easterly Government
Properties, Inc., Class
a
A , REIT 2,005 23,739
Highwoods Properties, Inc.,
REIT 2,226 57,809
Hudson Pacific Properties, Inc.,
REIT 2,669 13,105
JBG SMITH Properties, REIT 1,835 26,424
SL Green Realty Corp., REIT 1,365 72,304
259,099
Investments
Shares Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.2%
California Resources Corp. 1,359 $ 64,349
Comstock Resources, Inc.(b) 1,937 22,682
CONSOL Energy, Inc.* 561 58,159
CVR Energy, Inc. 614 17,106
Dorian LPG Ltd. 718 36,338
Green Plains, Inc.* 1,354 23,248
Magnolia Oil & Gas Corp.,
Class
a
A 3,902 101,257
Northern Oil & Gas, Inc. 1,923 78,708
Par Pacific Holdings, Inc.* 1,172 31,808
Peabody Energy Corp. 2,319 57,465
REX American Resources
Corp.* 321 16,047
SM Energy Co. 2,437 122,898
Talos Energy, Inc.* 2,839 34,096
Vital Energy, Inc.* 522 25,500
World Kinect Corp. 1,269 33,425
723,086
Paper & Forest Products — 0.2%
Clearwater Paper Corp.* 350 18,599
Mercer International, Inc. 924 8,778
Sylvamo Corp. 745 53,133
80,510
Passenger Airlines — 0.7%
Alaska Air Group, Inc.* 2,656 111,605
Allegiant Travel Co. 301 16,013
JetBlue Airways Corp.* 7,021 39,247
SkyWest, Inc.* 864 64,515
Sun Country Airlines Holdings,
Inc.* 821 8,695
240,075
Personal Care Products — 0.4%
Edgewell Personal Care Co. 1,052 40,586
Inter Parfums, Inc. 376 45,037
Medifast , Inc. 228 5,869
Nu Skin Enterprises, Inc.,
Class
a
A 1,041 13,898
USANA Health Sciences, Inc.* 235 11,186
116,576
Pharmaceuticals — 1.4%
Amphastar Pharmaceuticals,
Inc.* 787 33,314
ANI Pharmaceuticals, Inc.* 317 20,573
Collegium Pharmaceutical, Inc.* 687 22,767
Corcept Therapeutics, Inc.* 1,910 57,625
Harmony Biosciences Holdings,
Inc.* 691 20,316
Innoviva , Inc.* 1,188 18,759
Ligand Pharmaceuticals, Inc.* 347 29,512
Organon & Co. 5,383 114,819
Pacira BioSciences , Inc.* 978 29,663
Phibro Animal Health Corp.,
Class
a
A 429 7,563

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
110
SAA
::
Investments
Shares Value
Common Stocks (continued)
Prestige Consumer Healthcare,
Inc.* 1,046 $ 67,268
Supernus Pharmaceuticals,
Inc.* 1,151 31,215
453,394
Professional Services — 0.8%
CSG Systems International, Inc. 594 25,631
Heidrick & Struggles
International, Inc. 424 14,535
Kelly Services, Inc., Class
a
A 673 14,631
Korn Ferry 1,107 72,995
NV5 Global, Inc.* 266 24,999
Resources Connection, Inc. 671 7,683
TTEC Holdings, Inc. 399 2,506
Verra Mobility Corp., Class
a
A * 3,504 93,346
256,326
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.* 2,327 9,471
Cushman & Wakefield plc* 4,109 45,651
eXp World Holdings, Inc.(b) 1,620 18,160
Kennedy-Wilson Holdings, Inc. 2,495 25,499
Marcus & Millichap, Inc. 499 16,133
St Joe Co. (The) 751 42,506
157,420
Residential REITs — 0.3%
Centerspace , REIT 317 21,638
Elme Communities, REIT 1,851 28,524
NexPoint Residential Trust, Inc.,
REIT 487 17,858
Veris Residential, Inc., REIT 1,688 25,810
93,830
Retail REITs — 1.3%
Acadia Realty Trust, REIT 2,155 37,152
Getty Realty Corp., REIT 1,034 28,549
Macerich Co. (The), REIT 4,549 68,781
Phillips Edison & Co., Inc., REIT 2,571 82,118
Retail Opportunity Investments
Corp., REIT 2,654 33,228
Saul Centers, Inc., REIT 271 9,862
SITE Centers Corp., REIT 3,792 54,680
Tanger , Inc., REIT 2,270 62,992
Urban Edge Properties, REIT 2,479 43,953
Whitestone REIT, REIT 992 12,936
434,251
Semiconductors & Semiconductor Equipment — 2.2%
Alpha & Omega Semiconductor
Ltd.* 481 14,098
Axcelis Technologies, Inc.* 688 77,393
CEVA, Inc.* 495 9,860
Cohu , Inc.* 1,001 32,272
Diodes, Inc.* 967 71,684
FormFactor , Inc.* 1,640 89,741
Ichor Holdings Ltd.* 620 23,554
Kulicke & Soffa Industries, Inc. 1,186 54,164
MaxLinear , Inc., Class
a
A * 1,571 27,917
Investments
Shares Value
Common Stocks (continued)
PDF Solutions, Inc.* 646 $ 22,623
Photronics , Inc.* 1,319 36,075
Semtech Corp.* 1,354 52,657
SiTime Corp.* 368 44,830
SMART Global Holdings, Inc.* 1,092 22,473
SolarEdge Technologies, Inc.* 1,199 58,739
Ultra Clean Holdings, Inc.* 945 43,829
Veeco Instruments, Inc.* 1,186 48,211
730,120
Software — 3.0%
A10 Networks, Inc. 1,473 22,316
ACI Worldwide, Inc.* 2,290 82,463
Adeia , Inc. 2,258 26,712
Agilysys , Inc.* 425 40,575
Alarm.com Holdings, Inc.* 1,053 68,877
BlackLine , Inc.* 1,070 51,060
Box, Inc., Class
a
A * 3,024 82,404
Cerence , Inc.* 878 3,020
DoubleVerify Holdings, Inc.* 2,935 53,417
Envestnet, Inc.* 1,048 68,654
InterDigital , Inc. 542 61,718
LiveRamp Holdings, Inc.* 1,394 43,618
Marathon Digital Holdings,
Inc.*(b) 4,689 91,529
N-able, Inc.* 1,465 19,558
NCR Voyix Corp.* 2,824 37,220
Progress Software Corp. 924 46,801
Sprinklr, Inc., Class
a
A * 2,492 27,935
SPS Commerce, Inc.* 773 145,394
Xperi , Inc.* 913 8,044
981,315
Specialized REITs — 0.4%
Four Corners Property Trust,
Inc., REIT 1,907 46,550
Outfront Media, Inc., REIT 3,059 44,203
Safehold, Inc., REIT 945 18,220
Uniti Group, Inc., REIT 5,028 15,888
124,861
Specialty Retail — 3.8%
Abercrombie & Fitch Co.,
Class
a
A * 1,063 183,761
Academy Sports & Outdoors,
Inc. 1,563 90,170
Advance Auto Parts, Inc. 1,245 87,947
American Eagle Outfitters, Inc. 3,912 85,947
Asbury Automotive Group, Inc.* 434 102,020
Boot Barn Holdings, Inc.* 639 75,996
Buckle, Inc. (The) 615 23,702
Caleres, Inc. 702 24,345
Designer Brands, Inc., Class
a
A 900 9,045
Foot Locker, Inc. 1,727 47,890
Group 1 Automotive, Inc. 279 86,763
Guess?, Inc. 577 13,427
Haverty Furniture Cos., Inc. 280 7,955
Hibbett, Inc. 250 21,645
Leslie's, Inc.* 3,886 22,228
MarineMax , Inc.* 428 12,190

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
111
SAA
::
Investments
Shares Value
Common Stocks (continued)
Monro , Inc. 630 $ 14,900
National Vision Holdings, Inc.* 1,648 24,868
ODP Corp. (The)* 700 27,412
Sally Beauty Holdings, Inc.* 2,210 26,918
Shoe Carnival, Inc. 376 14,194
Signet Jewelers Ltd. 933 102,154
Sonic Automotive, Inc., Class
a
A 314 17,794
Upbound Group, Inc. 938 30,785
Urban Outfitters, Inc.* 1,192 49,718
Victoria's Secret & Co.* 1,632 37,193
1,240,967
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.* 910 10,547
Xerox Holdings Corp. 2,382 33,491
44,038
Textiles, Apparel & Luxury Goods — 1.1%
G-III Apparel Group Ltd.* 858 25,791
Hanesbrands, Inc.* 7,374 37,755
Kontoor Brands, Inc. 1,054 77,300
Movado Group, Inc. 329 8,719
Oxford Industries, Inc. 309 34,203
Steven Madden Ltd. 1,476 65,608
VF Corp. 7,174 95,271
Wolverine World Wide, Inc. 1,676 22,827
367,474
Tobacco — 0.2%
Universal Corp. 518 24,844
Vector Group Ltd. 2,793 30,639
55,483
Trading Companies & Distributors — 1.2%
Air Lease Corp., Class
a
A 2,176 103,665
Boise Cascade Co. 834 114,500
DNOW, Inc.* 2,240 32,681
DXP Enterprises, Inc.* 278 13,811
GMS, Inc.* 839 78,832
Rush Enterprises, Inc., Class
a
A 1,297 58,534
402,023
Water Utilities — 0.5%
American States Water Co. 779 57,327
California Water Service Group 1,216 60,666
Middlesex Water Co. 374 20,151
SJW Group 612 33,483
171,627
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 1,303 13,792
Telephone and Data Systems,
Inc. 2,078 41,332
55,124
Total Common Stocks
(Cost $23,782,259)
24,876,874
Investments
Shares Value
Securities Lending Reinvestments (c) — 0.7%
Investment Companies — 0.7%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (d)
(Cost $238,128) 238,128 $ 238,128
Principal
Amount
Short-Term Investments — 20.4%
Repurchase Agreements (e) — 20.4%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $6,701,189
(Cost $6,698,222) $ 6,698,222 6,698,222
Total Investments — 97.1%
(Cost $30,718,609) 31,813,224
Other assets less liabilities — 2.9% 944,662
Net Assets — 100.0% $ 32,757,886
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $323,168, collateralized in the form of cash with a value of $238,128 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $100,190 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from July
5, 2024 – August 15, 2053. The total value of collateral is
$338,318.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $238,128.
(d) Rate shown is the 7-day yield as of May 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,199,713
Aggregate gross unrealized depreciation (3,674,335)
Net unrealized appreciation $ 1,525,378
Federal income tax cost $ 30,778,338

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
112
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::
Swap Agreements
a
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
8,846,162 2/11/2025
Bank of
America NA 5.88% S&P SmallCap 600
®
156,782 — — 156,782
9,483,064 11/6/2025 Citibank NA 5.68% S&P SmallCap 600
®
111,203 — — 111,203
7,681,388 1/26/2026
Morgan
Stanley & Co.
International plc 5.93% S&P SmallCap 600
®
105,331 — — 105,331
6,548,526 3/6/2026
Societe
Generale 6.08% S&P SmallCap 600
®
(41,903) — 41,903 —
8,080,283 11/7/2024 UBS AG 5.63% S&P SmallCap 600
®
159,079 — — 159,079
40,639,423 490,492
Total Unrealized
Appreciation
532,395
Total Unrealized
Depreciation
(41,903)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
113
ROM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 70 .3%
Communications Equipment — 2.6%
Arista Networks, Inc.* 12,333 $ 3,670,917
Cisco Systems, Inc. 198,765 9,242,573
F5, Inc.* 2,869 484,775
Juniper Networks, Inc. 15,741 561,482
Motorola Solutions, Inc. 8,106 2,957,960
16,917,707
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class
a
A 29,328 3,882,147
CDW Corp. 6,539 1,462,251
Corning, Inc. 37,571 1,399,896
Jabil, Inc. 6,246 742,649
Keysight Technologies, Inc.* 8,552 1,184,281
TE Connectivity Ltd. 15,099 2,260,320
Teledyne Technologies, Inc.* 2,309 916,558
Trimble, Inc.* 12,166 677,403
Zebra Technologies Corp.,
Class
a
A* 2,523 788,034
13,313,539
IT Services — 3.2%
Accenture plc, Class
a
A 30,679 8,660,375
Akamai Technologies, Inc.* 7,367 679,532
Cognizant Technology Solutions
Corp., Class
a
A 24,359 1,611,348
EPAM Systems, Inc.* 2,812 500,339
Gartner, Inc.* 3,813 1,600,202
International Business
Machines Corp. 44,750 7,466,537
VeriSign, Inc.* 4,299 749,402
21,267,735
Semiconductors & Semiconductor Equipment — 19.9%
Advanced Micro Devices, Inc.* 79,061 13,195,341
Analog Devices, Inc. 24,249 5,686,148
Applied Materials, Inc. 40,716 8,757,197
Broadcom, Inc. 15,831 21,032,275
Enphase Energy, Inc.* 6,630 847,977
First Solar, Inc.* 5,221 1,418,859
Intel Corp. 206,847 6,381,230
KLA Corp. 6,604 5,015,936
Lam Research Corp. 6,428 5,993,724
Microchip Technology, Inc. 26,423 2,569,108
Micron Technology, Inc. 53,985 6,748,125
Monolithic Power Systems, Inc. 2,353 1,730,938
NVIDIA Corp. 23,110 25,336,186
NXP Semiconductors NV 12,593 3,426,555
ON Semiconductor Corp.* 20,918 1,527,851
Qorvo, Inc.* 4,730 465,385
QUALCOMM, Inc. 54,585 11,138,069
Skyworks Solutions, Inc. 7,848 727,196
Teradyne, Inc. 7,472 1,053,104
Texas Instruments, Inc. 44,492 8,676,385
131,727,589
Software — 26.3%
Adobe, Inc.* 22,115 9,835,867
Investments
Shares Value
Common Stocks (continued)
ANSYS, Inc.* 4,237 $ 1,345,036
Autodesk, Inc.* 10,455 2,107,728
Cadence Design Systems, Inc.* 13,325 3,815,081
Fair Isaac Corp.* 1,202 1,550,496
Fortinet, Inc.* 31,179 1,849,538
Gen Digital, Inc. 27,422 680,888
Intuit, Inc. 13,692 7,892,617
Microsoft Corp. 252,870 104,973,922
Oracle Corp. 78,003 9,141,172
Palo Alto Networks, Inc.* 15,441 4,553,705
PTC, Inc.* 5,837 1,028,713
Roper Technologies, Inc. 5,220 2,781,007
Salesforce, Inc. 47,356 11,102,141
ServiceNow, Inc.* 10,033 6,590,979
Synopsys, Inc.* 7,453 4,179,642
Tyler Technologies, Inc.* 2,050 984,738
174,413,270
Technology Hardware, Storage & Peripherals — 16.3%
Apple, Inc. 522,279 100,408,138
Hewlett Packard Enterprise Co. 63,626 1,122,999
HP, Inc. 42,654 1,556,871
NetApp, Inc. 10,086 1,214,657
Seagate Technology Holdings
plc 9,510 886,712
Super Micro Computer, Inc.* 2,471 1,938,524
Western Digital Corp.* 15,842 1,192,744
108,320,645
Total Common Stocks
(Cost $377,102,611)
465,960,485
Principal
Amount
Short-Term Investments — 11 .4%
Repurchase Agreements (a) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $1,280,790
(Cost $1,280,223) $ 1,280,223 1,280,223
U.S. Treasury Obligations (b) — 11 .2%
U.S. Treasury Bills
5.24%, 8/8/2024 (c)
(Cost $74,275,536) 75,000,000 74,279,500
Total Short-Term Investments
(Cost $75,555,759) 75,559,723
Total Investments — 81.7%
(Cost $452,658,370) 541,520,208
Other assets less liabilities — 18.3% 121,020,571
Net Assets — 100.0% $ 662,540,779
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
ULTRA TECHNOLOGY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
114
ROM
::
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $71,412,940.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 217,870,026
Aggregate gross unrealized depreciation (12,960,629)
Net unrealized appreciation $ 204,909,397
Federal income tax cost $ 454,061,139
Swap Agreements
a
Ultra Technology had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
128,699,778 5/6/2025
Bank of
America NA 6.03%
S&P Technology
Select Sector Index
f
12,704,340 (12,704,340) — —
18,993,344 3/6/2026
Barclays
Capital 5.98%
S&P Technology
Select Sector Index
f
810,610 (810,610) — —
135,968,157 3/6/2025
BNP Paribas
SA 6.03%
S&P Technology
Select Sector Index
f
16,241,915 (16,186,893) (4,633) 50,389
82,391,874 4/7/2025 Citibank NA 5.78%
S&P Technology
Select Sector Index
f
10,112,467 (10,112,467) — —
49,489,669 3/6/2025
Goldman Sachs
International 6.08%
S&P Technology
Select Sector Index
f
10,027,621 (10,027,621) — —
205,952,202 4/7/2025
J.P. Morgan
Securities 5.73%
S&P Technology
Select Sector Index
f
22,883,934 (22,883,934) — —
58,147,032 3/6/2025
Societe
Generale 6.18%
S&P Technology
Select Sector Index
f
32,540,947 (32,540,947) — —
176,534,083 5/6/2025 UBS AG 5.93%
S&P Technology
Select Sector Index
f
12,128,494 (12,128,494) — —
856,176,139 117,450,328
Total Unrealized
Appreciation
117,450,328
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
115
UPW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 82 .2%
Electric Utilities — 54.3%
Alliant Energy Corp. 3,038 $ 156,427
American Electric Power Co.,
Inc. 6,260 564,965
Constellation Energy Corp. 3,802 825,985
Duke Energy Corp. 9,178 950,565
Edison International 4,566 350,897
Entergy Corp. 2,517 283,137
Evergy, Inc. 2,735 149,495
Eversource Energy 4,158 246,278
Exelon Corp. 11,849 444,930
FirstEnergy Corp. 6,148 247,519
NextEra Energy, Inc. 24,423 1,954,328
NRG Energy, Inc. 2,687 217,647
PG&E Corp. 25,397 470,860
Pinnacle West Capital Corp. 1,350 106,461
PPL Corp. 8,775 257,371
Southern Co. (The) 12,983 1,040,458
Xcel Energy, Inc. 6,569 364,251
8,631,574
Gas Utilities — 1.3%
Atmos Energy Corp. 1,796 208,192
Independent Power and Renewable Electricity Producers — 3.6%
AES Corp. (The) 7,971 172,094
Vistra Corp. 4,001 396,419
568,513
Multi-Utilities — 21.1%
Ameren Corp. 3,130 229,648
CenterPoint Energy, Inc. 7,514 229,252
CMS Energy Corp. 3,505 220,570
Consolidated Edison, Inc. 4,109 388,506
Dominion Energy, Inc. 9,961 537,097
DTE Energy Co. 2,458 286,431
NiSource, Inc. 4,921 143,004
Public Service Enterprise
Group, Inc. 5,932 449,408
Sempra 7,491 577,032
WEC Energy Group, Inc. 3,755 304,268
3,365,216
Water Utilities — 1.9%
American Water Works Co., Inc. 2,318 303,125
Total Common Stocks
(Cost $12,241,315)
13,076,620
Investments
Principal
Amount Value
Short-Term Investments — 0 .0% (b)
Repurchase Agreements (c) — 0 .0% (b)
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $1,810
(Cost $1,810) $ 1,810 $ 1,810
Total Investments — 82.2%
(Cost $12,243,125) 13,078,430
Other assets less liabilities — 17.8% 2,831,309
Net Assets — 100.0% $ 15,909,739
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,044.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,872,191
Aggregate gross unrealized depreciation (561,636)
Net unrealized appreciation $ 1,310,555
Federal income tax cost $ 12,285,553

See accompanying notes to the financial statements.
ULTRA UTILITIES :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
116
UPW
::
Swap Agreements
a
Ultra Utilities had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
10,955,615 3/6/2025
Bank of
America NA 5.53%
S&P Utilities Select
Sector Index
f
453,565 (310,810) — 142,755
2,466,900 3/6/2025
Goldman Sachs
International 6.08%
S&P Utilities Select
Sector Index
f
96,196 — — 96,196
3,480,915 3/6/2025
Societe
Generale 6.18%
S&P Utilities Select
Sector Index
f
254,019 (254,019) — —
1,833,873 3/6/2025 UBS AG 5.68%
S&P Utilities Select
Sector Index
f
(286,102) — 286,102 —
18,737,303 517,678
Total Unrealized
Appreciation
803,780
Total Unrealized
Depreciation
(286,102)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
117
UDOW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 61 .9%
Aerospace & Defense — 1.9%
Boeing Co. (The)* 75,979 $ 13,494,630
Banks — 2.1%
JPMorgan Chase & Co. 75,976 15,395,017
Beverages — 0.7%
Coca-Cola Co. (The) 75,985 4,781,736
Biotechnology — 3.2%
Amgen, Inc. 75,975 23,236,954
Broadline Retail — 1.9%
Amazon.com, Inc.* 75,978 13,405,558
Capital Markets — 4.8%
Goldman Sachs Group, Inc.
(The) 75,975 34,684,108
Chemicals — 0.6%
Dow, Inc. 75,985 4,379,016
Communications Equipment — 0.5%
Cisco Systems, Inc. 75,985 3,533,302
Consumer Finance — 2.5%
American Express Co. 75,976 18,234,240
Consumer Staples Distribution & Retail — 0.7%
Walmart, Inc. 75,985 4,996,774
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 75,984 3,126,742
Entertainment — 1.1%
Walt Disney Co. (The) 75,984 7,895,497
Financial Services — 2.9%
Visa, Inc., Class
a
A 75,975 20,700,148
Health Care Providers & Services — 5.2%
UnitedHealth Group, Inc. 75,975 37,635,736
Hotels, Restaurants & Leisure — 2.7%
McDonald's Corp. 75,975 19,669,168
Household Products — 1.7%
Procter & Gamble Co. (The) 75,982 12,502,078
Industrial Conglomerates — 3.2%
3M Co. 75,984 7,609,038
Honeywell International, Inc. 75,976 15,361,587
22,970,625
Insurance — 2.3%
Travelers Cos., Inc. (The) 75,975 16,387,807
Investments
Shares Value
Common Stocks (continued)
IT Services — 1.7%
International Business
Machines Corp. 75,980 $ 12,677,263
Machinery — 3.6%
Caterpillar, Inc. 75,975 25,719,057
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp. 75,982 12,331,879
Pharmaceuticals — 2.9%
Johnson & Johnson 75,982 11,144,280
Merck & Co., Inc. 75,983 9,538,906
20,683,186
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp. 75,988 2,344,230
Software — 6.8%
Microsoft Corp. 75,975 31,539,502
Salesforce, Inc. 75,975 17,811,579
49,351,081
Specialty Retail — 3.5%
Home Depot, Inc. (The) 75,975 25,441,748
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc. 75,979 14,606,963
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class
a
B 75,984 7,222,279
Total Common Stocks
(Cost $457,284,318)
447,406,822
Principal
Amount
Short-Term Investments — 22 .1%
Repurchase Agreements (a) — 7 .0%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $50,454,400
(Cost $50,432,058) $ 50,432,058 50,432,058
U.S. Treasury Obligations (b) — 15 .1%
U.S. Treasury Bills
5.22%, 8/8/2024 (c)
(Cost $108,938,256) 110,000,000 108,943,266
Total Short-Term Investments
(Cost $159,370,314) 159,375,324
Total Investments — 84.0%
(Cost $616,654,632) 606,782,146
Other assets less liabilities — 16.0% 115,280,291
Net Assets — 100.0% $ 722,062,437

See accompanying notes to the financial statements.
ULTRAPRO DOW30
~
SM
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
118
UDOW
::
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $107,562,441.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 81,280,180
Aggregate gross unrealized depreciation (18,406,864)
Net unrealized appreciation $ 62,873,316
Federal income tax cost $ 630,941,291
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 242 6/21/2024 U.S. Dollar $ 46,937,110 $ 394,402
Swap Agreements
a
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
198,963,744 2/11/2025
Bank of
America NA 6.03%
Dow Jones Industrial
Average
SM
22,936,933 (20,924,743) — 2,012,190
163,643,134 11/6/2025
Barclays
Capital 6.03%
Dow Jones Industrial
Average
SM
11,908,515 (9,937,091) (244,488) 1,726,936
305,312,438 5/6/2025
BNP Paribas
SA 5.93%
Dow Jones Industrial
Average
SM
1,519,867 — — 1,519,867
185,810,395 5/6/2025 Citibank NA 5.93%
Dow Jones Industrial
Average
SM
781,220 — — 781,220
185,733,022 11/6/2025
Morgan
Stanley & Co.
International plc 5.88%
Dow Jones Industrial
Average
SM
18,774,834 (16,432,865) — 2,341,969
236,025,238 3/6/2025
Societe
Generale 6.03%
Dow Jones Industrial
Average
SM
26,769,353 (24,387,507) — 2,381,846
396,186,603 5/6/2025 UBS AG 5.48%
Dow Jones Industrial
Average
SM
3,947,337 — — 3,947,337
1,671,674,574 86,638,059
Total Unrealized
Appreciation
86,638,059
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
119
UMDD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 67.9%
Aerospace & Defense — 0.9%
BWX Technologies, Inc. 765 $ 70,480
Curtiss-Wright Corp. 320 90,502
Hexcel Corp. 705 48,553
Woodward, Inc. 505 94,183
303,718
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.* 995 49,979
Automobile Components — 0.9%
Adient plc* 763 21,547
Autoliv, Inc. 616 78,583
Gentex Corp. 1,950 68,250
Goodyear Tire & Rubber Co.
(The)* 2,374 29,224
Lear Corp. 478 59,918
Visteon Corp.* 233 25,949
283,471
Automobiles — 0.3%
Harley-Davidson, Inc. 1,060 38,033
Thor Industries, Inc. 447 44,360
82,393
Banks — 3.5%
Associated Banc-Corp. 1,246 26,689
Bank OZK 877 36,729
Cadence Bank 1,529 43,653
Columbia Banking System, Inc. 1,745 33,644
Commerce Bancshares, Inc. 993 55,250
Cullen/Frost Bankers, Inc. 537 54,548
East West Bancorp, Inc. 1,179 87,470
First Financial Bankshares, Inc.
(a) 1,076 32,258
First Horizon Corp. 4,675 74,052
FNB Corp. 3,003 41,351
Glacier Bancorp, Inc. 927 34,651
Hancock Whitney Corp. 720 33,646
Home BancShares, Inc. 1,567 36,856
International Bancshares Corp. 447 25,403
New York Community Bancorp,
Inc. 6,041 19,875
Old National Bancorp 2,629 44,930
Pinnacle Financial Partners, Inc. 636 50,568
Prosperity Bancshares, Inc. 783 48,781
SouthState Corp. 635 49,092
Synovus Financial Corp. 1,223 48,541
Texas Capital Bancshares, Inc.* 396 23,871
UMB Financial Corp. 365 30,091
United Bankshares, Inc. 1,126 36,527
Valley National Bancorp 3,567 25,433
Webster Financial Corp. 1,439 63,633
Wintrust Financial Corp. 513 50,587
Zions Bancorp NA 1,238 53,469
1,161,598
Investments
Shares Value
Common Stocks (continued)
Beverages — 0.5%
Boston Beer Co., Inc. (The),
Class
a
A* 79 $ 24,780
Celsius Holdings, Inc.* 1,240 99,175
Coca-Cola Consolidated, Inc. 39 38,261
162,216
Biotechnology — 1.6%
Arrowhead Pharmaceuticals,
Inc.* 1,036 23,776
Cytokinetics, Inc.* 904 43,853
Exelixis, Inc.* 2,539 55,071
Halozyme Therapeutics, Inc.* 1,105 48,940
Neurocrine Biosciences, Inc.* 833 112,797
Roivant Sciences Ltd.* 2,830 29,319
Sarepta Therapeutics, Inc.* 779 101,161
United Therapeutics Corp.* 394 108,401
523,318
Broadline Retail — 0.3%
Macy's, Inc. 2,294 44,687
Nordstrom, Inc. 817 18,056
Ollie's Bargain Outlet Holdings,
Inc.* 515 42,451
105,194
Building Products — 2.6%
AAON, Inc. 571 42,854
Advanced Drainage Systems,
Inc. 572 99,236
Carlisle Cos., Inc. 406 169,826
Fortune Brands Innovations,
Inc. 1,055 73,913
Lennox International, Inc. 267 134,194
Owens Corning 743 134,535
Simpson Manufacturing Co.,
Inc. 356 59,068
Trex Co., Inc.* 910 78,697
UFP Industries, Inc. 517 61,771
854,094
Capital Markets — 2.0%
Affiliated Managers Group, Inc. 283 46,016
Carlyle Group, Inc. (The) 1,808 77,672
Evercore, Inc., Class
a
A 289 58,650
Federated Hermes, Inc.,
Class
a
B 684 22,688
Houlihan Lokey, Inc., Class
a
A 436 59,013
Interactive Brokers Group, Inc.,
Class
a
A 895 112,519
Janus Henderson Group plc 1,110 37,185
Jefferies Financial Group, Inc. 1,420 66,058
Morningstar, Inc. 219 63,127
SEI Investments Co. 835 56,538
Stifel Financial Corp. 852 68,969
668,435
Chemicals — 1.6%
Arcadium Lithium plc* 8,626 38,213

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
120
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Ashland, Inc. 419 $ 41,971
Avient Corp. 764 34,135
Axalta Coating Systems Ltd.* 1,840 65,486
Cabot Corp. 463 47,365
Chemours Co. (The) 1,241 30,802
NewMarket Corp. 58 31,034
Olin Corp. 1,005 54,029
RPM International, Inc. 1,079 120,956
Scotts Miracle-Gro Co. (The) 351 24,461
Westlake Corp. 267 42,869
531,321
Commercial Services & Supplies — 1.0%
Brink's Co. (The) 373 38,509
Clean Harbors, Inc.* 420 90,968
MSA Safety, Inc. 310 55,800
Stericycle, Inc.* 773 39,840
Tetra Tech, Inc. 447 93,642
318,759
Communications Equipment — 0.3%
Ciena Corp.* 1,211 58,334
Lumentum Holdings, Inc.*(a) 564 24,534
82,868
Construction & Engineering — 1.7%
AECOM 1,136 99,218
Comfort Systems USA, Inc. 297 97,220
EMCOR Group, Inc. 395 153,521
Fluor Corp.* 1,426 61,888
MasTec, Inc.* 506 56,799
MDU Resources Group, Inc. 1,704 43,009
Valmont Industries, Inc. 175 43,995
555,650
Construction Materials — 0.3%
Eagle Materials, Inc. 288 66,929
Knife River Corp.* 475 33,587
100,516
Consumer Finance — 0.5%
Ally Financial, Inc. 2,271 88,501
FirstCash Holdings, Inc. 310 36,555
SLM Corp. 1,843 39,551
164,607
Consumer Staples Distribution & Retail — 1.4%
BJ's Wholesale Club Holdings,
Inc.* 1,116 98,286
Casey's General Stores, Inc. 311 103,183
Grocery Outlet Holding Corp.* 832 18,296
Performance Food Group Co.* 1,298 90,341
Sprouts Farmers Market, Inc.* 849 67,054
US Foods Holding Corp.* 1,890 99,849
477,009
Containers & Packaging — 1.2%
AptarGroup, Inc. 551 81,377
Berry Global Group, Inc. 969 58,024
Investments
Shares Value
Common Stocks (continued)
Crown Holdings, Inc. 1,001 $ 84,274
Graphic Packaging Holding Co. 2,557 72,414
Greif, Inc., Class
a
A 212 13,768
Silgan Holdings, Inc. 677 31,988
Sonoco Products Co. 821 50,385
392,230
Diversified Consumer Services — 0.8%
Duolingo, Inc., Class
a
A* 299 57,229
Graham Holdings Co., Class
a
B 30 22,573
Grand Canyon Education, Inc.* 247 35,188
H&R Block, Inc. 1,168 57,979
Service Corp. International 1,235 88,500
261,469
Diversified REITs — 0.3%
WP Carey, Inc., REIT 1,829 103,229
Diversified Telecommunication Services — 0.2%
Frontier Communications
Parent, Inc.* 1,851 49,348
Iridium Communications, Inc. 1,036 31,194
80,542
Electric Utilities — 0.6%
ALLETE, Inc. 481 30,375
IDACORP, Inc. 423 40,384
OGE Energy Corp. 1,676 60,839
PNM Resources, Inc. 717 27,490
Portland General Electric Co. 846 37,697
196,785
Electrical Equipment — 1.1%
Acuity Brands, Inc. 256 66,460
EnerSys 338 36,450
nVent Electric plc 1,385 112,711
Regal Rexnord Corp. 553 82,696
Sensata Technologies Holding
plc 1,267 52,352
350,669
Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.* 450 59,090
Avnet, Inc. 757 41,332
Belden, Inc. 349 33,396
Cognex Corp. 1,440 65,549
Coherent Corp.* 1,105 63,051
Crane NXT Co. 404 25,541
IPG Photonics Corp.* 247 21,422
Littelfuse, Inc. 208 53,373
Novanta, Inc.* 299 48,486
TD SYNNEX Corp. 647 84,653
Vishay Intertechnology, Inc. 1,056 24,953
Vontier Corp. 1,290 51,574
572,420
Energy Equipment & Services — 0.7%
ChampionX Corp. 1,599 52,159
NOV, Inc. 3,296 62,031

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
121
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Valaris Ltd.* 525 $ 40,635
Weatherford International plc* 605 72,806
227,631
Entertainment — 0.2%
TKO Group Holdings, Inc.,
Class
a
A 502 54,753
Financial Services — 1.3%
Equitable Holdings, Inc. 2,625 108,911
Essent Group Ltd. 892 50,576
Euronet Worldwide, Inc.* 366 42,668
MGIC Investment Corp. 2,282 47,922
Voya Financial, Inc. 861 65,281
Western Union Co. (The) 2,933 37,543
WEX, Inc.* 358 67,061
419,962
Food Products — 0.7%
Darling Ingredients, Inc.* 1,336 53,974
Flowers Foods, Inc. 1,607 37,315
Ingredion, Inc. 542 63,728
Lancaster Colony Corp. 170 31,535
Pilgrim's Pride Corp.* 337 12,109
Post Holdings, Inc.* 421 44,866
243,527
Gas Utilities — 0.7%
National Fuel Gas Co. 771 44,070
New Jersey Resources Corp. 823 35,768
ONE Gas, Inc. 464 28,596
Southwest Gas Holdings, Inc. 503 39,028
Spire, Inc. 457 28,009
UGI Corp. 1,752 44,606
220,077
Ground Transportation — 1.2%
Avis Budget Group, Inc. 155 17,628
Hertz Global Holdings, Inc.* 1,099 4,792
Knight-Swift Transportation
Holdings, Inc., Class
a
A 1,351 65,186
Landstar System, Inc. 302 54,973
Ryder System, Inc. 371 45,065
Saia, Inc.* 222 90,904
Werner Enterprises, Inc. 531 19,950
XPO, Inc.* 971 103,878
402,376
Health Care Equipment & Supplies — 1.6%
DENTSPLY SIRONA, Inc. 1,774 49,690
Enovis Corp.* 416 20,913
Envista Holdings Corp.* 1,436 27,801
Globus Medical, Inc., Class
a
A* 961 64,493
Haemonetics Corp.* 425 35,734
Integra LifeSciences Holdings
Corp.* 569 17,582
Lantheus Holdings, Inc.* 573 46,889
LivaNova plc* 451 27,543
Masimo Corp.* 371 46,189
Investments
Shares Value
Common Stocks (continued)
Neogen Corp.* 1,650 $ 21,697
Penumbra, Inc.* 323 61,199
QuidelOrtho Corp.* 414 18,295
Shockwave Medical, Inc.* 309 103,515
541,540
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.* 771 53,114
Amedisys, Inc.* 273 24,884
Chemed Corp. 122 67,633
Encompass Health Corp. 839 72,481
HealthEquity, Inc.* 717 58,565
Option Care Health, Inc.* 1,482 44,193
Progyny, Inc.* 697 18,784
R1 RCM, Inc.* 1,649 21,206
Tenet Healthcare Corp.* 849 114,802
475,662
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 3,187 51,725
Omega Healthcare Investors,
Inc., REIT 2,048 66,212
Sabra Health Care REIT, Inc.,
REIT 1,936 28,227
146,164
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 1,022 28,340
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 1,756 27,850
Hotels, Restaurants & Leisure — 2.4%
Aramark 2,196 70,601
Boyd Gaming Corp. 582 31,032
Choice Hotels International,
Inc.(a) 206 23,317
Churchill Downs, Inc. 567 73,427
Hilton Grand Vacations, Inc.* 597 24,674
Hyatt Hotels Corp., Class
a
A 370 54,564
Light & Wonder, Inc.* 753 71,896
Marriott Vacations Worldwide
Corp. 276 24,915
Penn Entertainment, Inc.* 1,248 21,840
Planet Fitness, Inc., Class
a
A* 712 45,312
Texas Roadhouse, Inc., Class
a
A 560 96,695
Travel + Leisure Co. 606 26,628
Vail Resorts, Inc. 318 60,013
Wendy's Co. (The) 1,397 24,378
Wingstop, Inc. 246 90,688
Wyndham Hotels & Resorts,
Inc. 694 49,107
789,087
Household Durables — 1.4%
Helen of Troy Ltd.* 198 21,162
KB Home 615 43,419
Leggett & Platt, Inc. 1,117 12,957

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
122
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Taylor Morrison Home Corp.,
Class
a
A* 899 $ 51,989
Tempur Sealy International, Inc. 1,441 74,010
Toll Brothers, Inc. 872 106,070
TopBuild Corp.* 264 110,339
Whirlpool Corp. 457 42,515
462,461
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. 449 33,855
Industrial REITs — 0.8%
EastGroup Properties, Inc.,
REIT 400 66,072
First Industrial Realty Trust, Inc.,
REIT 1,106 52,115
Rexford Industrial Realty, Inc.,
REIT 1,764 80,015
STAG Industrial, Inc., REIT 1,519 53,256
251,458
Insurance — 3.1%
American Financial Group, Inc. 542 70,411
Brighthouse Financial, Inc.* 537 23,902
CNO Financial Group, Inc. 916 26,280
Erie Indemnity Co., Class
a
A 208 75,386
Fidelity National Financial, Inc. 2,162 108,879
First American Financial Corp. 862 47,910
Hanover Insurance Group, Inc.
(The) 299 39,447
Kemper Corp. 506 30,279
Kinsale Capital Group, Inc. 184 70,586
Old Republic International
Corp. 2,181 69,312
Primerica, Inc. 289 65,282
Reinsurance Group of America,
Inc. 551 115,600
RenaissanceRe Holdings Ltd. 441 100,486
RLI Corp. 335 48,903
Selective Insurance Group, Inc. 507 49,488
Unum Group 1,521 81,921
1,024,072
Interactive Media & Services — 0.2%
Ziff Davis, Inc.* 384 22,122
ZoomInfo Technologies, Inc.,
Class
a
A* 2,476 30,405
52,527
IT Services — 0.8%
ASGN, Inc.* 396 37,189
GoDaddy, Inc., Class
a
A* 1,178 164,484
Kyndryl Holdings, Inc.* 1,925 51,224
252,897
Leisure Products — 0.5%
Brunswick Corp. 576 47,537
Mattel, Inc.* 2,956 52,587
Polaris, Inc. 444 37,119
Investments
Shares Value
Common Stocks (continued)
YETI Holdings, Inc.* 726 $ 29,577
166,820
Life Sciences Tools & Services — 0.7%
Azenta, Inc.* 466 23,538
Bruker Corp. 775 50,770
Medpace Holdings, Inc.* 195 75,336
Repligen Corp.* 434 64,705
Sotera Health Co.* 1,043 11,661
226,010
Machinery — 3.1%
AGCO Corp. 520 55,812
Chart Industries, Inc.* 351 55,117
Crane Co. 408 60,825
Donaldson Co., Inc. 1,005 74,048
Esab Corp. 476 48,942
Flowserve Corp. 1,098 54,571
Graco, Inc. 1,411 113,938
ITT, Inc. 687 91,288
Lincoln Electric Holdings, Inc. 478 93,860
Middleby Corp. (The)* 448 57,752
Oshkosh Corp. 545 61,983
RBC Bearings, Inc.* 243 71,753
Terex Corp. 562 33,534
Timken Co. (The) 540 46,921
Toro Co. (The) 873 70,006
Watts Water Technologies, Inc.,
Class
a
A 230 45,800
1,036,150
Marine Transportation — 0.2%
Kirby Corp.* 494 61,340
Media — 0.4%
New York Times Co. (The),
Class
a
A 1,368 70,042
Nexstar Media Group, Inc.,
Class
a
A 270 44,736
TEGNA, Inc. 1,648 24,572
139,350
Metals & Mining — 1.5%
Alcoa Corp. 1,493 66,095
Cleveland-Cliffs, Inc.* 4,169 72,040
Commercial Metals Co. 973 54,800
MP Materials Corp.* 1,206 19,561
Reliance, Inc. 481 144,675
Royal Gold, Inc. 550 70,505
United States Steel Corp. 1,872 71,791
499,467
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management,
Inc. 4,185 82,440
Starwood Property Trust, Inc. 2,489 48,386
130,826

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
123
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 0.2%
Black Hills Corp. 569 $ 32,120
Northwestern Energy Group,
Inc. 513 26,655
58,775
Office REITs — 0.3%
COPT Defense Properties, REIT 938 23,141
Cousins Properties, Inc., REIT 1,271 29,398
Kilroy Realty Corp., REIT 893 29,942
Vornado Realty Trust, REIT 1,339 32,832
115,313
Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp. 2,850 41,752
Antero Resources Corp.* 2,365 84,265
Chesapeake Energy Corp. 929 84,474
Chord Energy Corp. 516 95,672
Civitas Resources, Inc. 777 57,156
CNX Resources Corp.* 1,271 33,427
DT Midstream, Inc. 811 54,402
Equitrans Midstream Corp. 3,625 51,765
HF Sinclair Corp. 1,302 71,909
Matador Resources Co. 926 58,755
Murphy Oil Corp. 1,211 51,819
Ovintiv, Inc. 2,115 109,282
PBF Energy, Inc., Class
a
A 911 42,207
Permian Resources Corp.,
Class
a
A 4,278 70,116
Range Resources Corp. 2,020 74,558
Southwestern Energy Co.* 9,211 69,359
1,050,918
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 537 49,232
Personal Care Products — 0.6%
BellRing Brands, Inc.* 1,095 63,696
Coty, Inc., Class
a
A* 3,144 32,572
elf Beauty, Inc.* 464 86,726
182,994
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc* 527 55,467
Perrigo Co. plc 1,131 31,136
86,603
Professional Services — 1.8%
CACI International, Inc.,
Class
a
A* 186 78,953
Concentrix Corp. 394 24,164
ExlService Holdings, Inc.* 1,376 41,087
Exponent, Inc. 423 40,236
FTI Consulting, Inc.* 290 62,292
Genpact Ltd. 1,378 45,557
Insperity, Inc. 296 28,037
KBR, Inc. 1,126 73,933
ManpowerGroup, Inc. 408 30,445
Investments
Shares Value
Common Stocks (continued)
Maximus, Inc. 510 $ 43,911
Paylocity Holding Corp.* 363 51,608
Science Applications
International Corp. 436 58,707
578,930
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.* 399 80,626
Residential REITs — 0.8%
American Homes 4 Rent,
Class
a
A, REIT 2,661 95,902
Apartment Income REIT Corp.,
Class
a
A, REIT 1,209 46,849
Equity LifeStyle Properties, Inc.,
REIT 1,560 97,921
Independence Realty Trust,
Inc., REIT 1,878 31,363
272,035
Retail REITs — 0.6%
Agree Realty Corp., REIT 840 51,038
Brixmor Property Group, Inc.,
REIT 2,516 56,635
Kite Realty Group Trust, REIT 1,835 40,223
NNN REIT, Inc., REIT 1,527 63,783
211,679
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.* 598 18,024
Amkor Technology, Inc. 863 28,125
Cirrus Logic, Inc.* 451 51,730
Lattice Semiconductor Corp.* 1,154 85,673
MACOM Technology Solutions
Holdings, Inc.* 458 46,322
MKS Instruments, Inc. 526 66,586
Onto Innovation, Inc.* 410 88,847
Power Integrations, Inc. 477 36,257
Rambus, Inc.* 899 49,679
Silicon Laboratories, Inc.* 266 33,561
Synaptics, Inc.* 330 30,924
Universal Display Corp. 364 63,955
Wolfspeed, Inc.* 1,050 26,985
626,668
Software — 1.6%
Appfolio, Inc., Class
a
A* 170 38,814
Aspen Technology, Inc.* 234 49,292
Blackbaud, Inc.* 351 27,357
CommVault Systems, Inc.* 365 39,268
Dolby Laboratories, Inc.,
Class
a
A 497 40,262
Dropbox, Inc., Class
a
A* 2,140 48,214
Dynatrace, Inc.* 2,005 91,689
Manhattan Associates, Inc.* 515 113,063
Qualys, Inc.* 308 43,311
Teradata Corp.* 819 26,708
517,978

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
124
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Specialized REITs — 1.1%
CubeSmart, REIT 1,878 $ 79,458
EPR Properties, REIT 626 25,691
Gaming and Leisure Properties,
Inc., REIT 2,232 100,217
Lamar Advertising Co., Class
a
A,
REIT 733 86,574
National Storage Affiliates Trust,
REIT 648 23,704
PotlatchDeltic Corp., REIT 664 28,373
Rayonier, Inc., REIT 1,141 34,253
378,270
Specialty Retail — 2.8%
AutoNation, Inc.* 218 37,115
Burlington Stores, Inc.* 535 128,427
Dick's Sporting Goods, Inc. 486 110,633
Five Below, Inc.* 459 63,402
Floor & Decor Holdings, Inc.,
Class
a
A* 891 104,122
GameStop Corp., Class
a
A*(a) 2,248 52,019
Gap, Inc. (The) 1,796 52,012
Lithia Motors, Inc., Class
a
A 231 58,475
Murphy USA, Inc. 159 69,761
Penske Automotive Group, Inc. 164 24,945
RH* 128 34,807
Valvoline, Inc.* 1,084 44,010
Williams-Sonoma, Inc. 537 157,459
937,187
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class
a
A* 2,482 149,640
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.* 974 33,652
Carter's, Inc. 309 21,136
Columbia Sportswear Co. 288 24,659
Crocs, Inc.* 507 78,909
PVH Corp. 498 59,765
Skechers USA, Inc., Class
a
A* 1,117 79,776
Under Armour, Inc., Class
a
A* 1,580 11,360
Under Armour, Inc., Class
a
C* 1,599 11,129
320,386
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies,
Inc. 324 62,532
Core & Main, Inc., Class
a
A* 1,430 82,311
GATX Corp. 297 40,974
MSC Industrial Direct Co., Inc.,
Class
a
A 382 32,813
Watsco, Inc. 261 123,949
WESCO International, Inc. 367 65,873
408,452
Water Utilities — 0.2%
Essential Utilities, Inc. 2,104 79,384
Total Common Stocks
(Cost $20,997,952)
22,401,762
Investments
Shares Value
Securities Lending Reinvestments (b) — 0.1%
Investment Companies — 0.1%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $45,225) 45,225 $ 45,225
Principal
Amount
Short-Term Investments — 6.3%
Repurchase Agreements (d) — 6.3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,083,479
(Cost $2,082,555) $ 2,082,555 2,082,555
Total Investments — 74.3%
(Cost $23,125,732) 24,529,542
Other assets less liabilities — 25.7% 8,477,629
Net Assets — 100.0% $ 33,007,171
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024
was $51,927, collateralized in the form of cash with a value of $45,225 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $6,894 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.75%, and maturity dates ranging from July 31, 2024
– May 15, 2053. The total value of collateral is $52,119.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $45,225.
(c) Rate shown is the 7-day yield as of May 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,387,928
Aggregate gross unrealized depreciation (2,868,222)
Net unrealized appreciation $ 2,519,706
Federal income tax cost $ 23,407,492

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
125
UMDD
::
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 14 6/21/2024 U.S. Dollar $ 4,188,660 $ 23,710
Swap Agreements
a
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
8,596,602 12/8/2025
Bank of
America NA 5.98% S&P MidCap 400
®
(251,717) — 251,717 —
13,986,630 12/8/2025
BNP Paribas
SA 5.88% S&P MidCap 400
®
(392,912) — 392,912 —
15,194,689 3/6/2025 Citibank NA 5.73% S&P MidCap 400
®
1,286,074 (998,862) — 287,212
6,187,991 11/7/2024
Goldman Sachs
International 5.98% S&P MidCap 400
®
228,449 (228,449) — —
10,953,062 1/26/2026
Morgan
Stanley & Co.
International plc 5.88% S&P MidCap 400
®
(152,466) — 152,466 —
8,560,808 3/6/2026
Societe
Generale 5.95% S&P MidCap 400
®
(190,965) — 190,965 —
8,957,529 1/26/2026 UBS AG 5.68% S&P MidCap 400
®
847,483 (847,483) — —
72,437,311 1,373,946
Total Unrealized
Appreciation
2,362,006
Total Unrealized
Depreciation
(988,060)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO QQQ :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
126
TQQQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 40.5%
Automobiles — 1.0%
Tesla, Inc.* 1,157,217 $ 206,077,203
Beverages — 1.1%
Coca-Cola Europacific Partners
plc 283,132 20,869,660
Keurig Dr Pepper, Inc. 860,124 29,459,247
Monster Beverage Corp.* 644,950 33,485,804
PepsiCo, Inc. 851,864 147,287,285
231,101,996
Biotechnology — 1.6%
Amgen, Inc. 332,223 101,610,404
Biogen, Inc.* 90,102 20,267,544
Gilead Sciences, Inc. 771,836 49,605,900
Moderna, Inc.* 236,812 33,757,551
Regeneron Pharmaceuticals,
Inc.* 66,884 65,557,021
Vertex Pharmaceuticals, Inc.* 159,886 72,802,491
343,600,911
Broadline Retail — 2.6%
Amazon.com, Inc.* 2,493,046 439,873,036
MercadoLibre , Inc.* 31,315 54,036,538
PDD Holdings, Inc., ADR* 413,997 62,008,471
555,918,045
Chemicals — 0.6%
Linde plc 298,435 129,974,411
Commercial Services & Supplies — 0.3%
Cintas Corp. 62,858 42,615,838
Copart, Inc.* 596,080 31,628,005
74,243,843
Communications Equipment — 0.5%
Cisco Systems, Inc. 2,510,045 116,717,093
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp. 275,063 222,770,773
Dollar Tree, Inc.* 134,980 15,920,891
Walgreens Boots Alliance, Inc. 534,584 8,670,953
247,362,617
Electric Utilities — 0.5%
American Electric Power Co.,
Inc. 326,211 29,440,543
Constellation Energy Corp. 196,192 42,622,712
Exelon Corp. 619,579 23,265,191
Xcel Energy, Inc. 344,224 19,087,221
114,415,667
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 83,250 18,616,365
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 620,540 20,775,679
Investments
Shares Value
Common Stocks (continued)
Entertainment — 1.0%
Electronic Arts, Inc. 165,456 $ 21,985,793
Netflix, Inc.* 268,185 172,072,860
Take-Two Interactive Software,
Inc.* 105,761 16,959,834
Warner Bros Discovery, Inc.* 1,512,401 12,462,184
223,480,671
Financial Services — 0.2%
PayPal Holdings, Inc.* 664,196 41,837,706
Food Products — 0.4%
Kraft Heinz Co. (The) 752,031 26,599,337
Mondelez International, Inc.,
Class
a
A 834,587 57,194,247
83,793,584
Ground Transportation — 0.3%
CSX Corp. 1,214,448 40,987,620
Old Dominion Freight Line, Inc. 135,043 23,666,286
64,653,906
Health Care Equipment & Supplies — 0.8%
Dexcom, Inc.* 239,036 28,390,306
GE HealthCare Technologies,
Inc. 282,243 22,014,954
IDEXX Laboratories, Inc.* 51,429 25,557,641
Intuitive Surgical, Inc.* 218,268 87,769,928
163,732,829
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc., Class
a
A * 271,661 39,371,829
Booking Holdings, Inc. 21,226 80,156,805
DoorDash , Inc., Class
a
A * 233,697 25,732,377
Marriott International, Inc.,
Class
a
A 179,375 41,466,119
Starbucks Corp. 701,711 56,291,256
243,018,386
Industrial Conglomerates — 0.4%
Honeywell International, Inc. 404,310 81,747,439
Interactive Media & Services — 4.1%
Alphabet, Inc., Class
a
A * 1,414,318 243,969,855
Alphabet, Inc., Class
a
C * 1,361,075 236,772,607
Meta Platforms, Inc., Class
a
A 839,993 392,133,932
872,876,394
IT Services — 0.1%
Cognizant Technology Solutions
Corp., Class
a
A 308,688 20,419,711
MongoDB, Inc., Class
a
A * 44,746 10,562,741
30,982,452
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 98,445 10,265,845

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
127
TQQQ
::
Investments
Shares Value
Common Stocks (continued)
Machinery — 0.2%
PACCAR, Inc. 324,616 $ 34,896,220
Media — 0.7%
Charter Communications, Inc.,
Class
a
A * 90,146 25,882,720
Comcast Corp., Class
a
A 2,456,166 98,320,325
Sirius XM Holdings, Inc. 2,381,776 6,716,608
Trade Desk, Inc. (The), Class
a
A * 275,866 25,594,847
156,514,500
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 110,735 22,065,056
Pharmaceuticals — 0.1%
AstraZeneca plc, ADR 361,074 28,170,994
Professional Services — 0.5%
Automatic Data Processing, Inc. 254,528 62,338,998
Paychex, Inc. 223,731 26,883,517
Verisk Analytics, Inc., Class
a
A 88,766 22,438,269
111,660,784
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 253,282 19,799,054
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.* 1,001,483 167,147,513
Analog Devices, Inc. 307,107 72,013,521
Applied Materials, Inc. 514,866 110,737,379
ASML Holding NV (Registered),
NYRS 53,505 51,383,527
Broadcom, Inc. 287,232 381,602,074
GLOBALFOUNDRIES, Inc.*(a) 339,547 16,637,803
Intel Corp. 2,621,084 80,860,441
KLA Corp. 83,762 63,619,752
Lam Research Corp. 81,398 75,898,751
Marvell Technology, Inc. 535,964 36,879,683
Microchip Technology, Inc. 334,913 32,563,591
Micron Technology, Inc. 684,391 85,548,875
NVIDIA Corp. 600,025 657,825,408
NXP Semiconductors NV 158,974 43,256,825
ON Semiconductor Corp.* 264,803 19,341,211
QUALCOMM, Inc. 691,843 141,170,564
Texas Instruments, Inc. 563,699 109,926,942
2,146,413,860
Software — 6.3%
Adobe, Inc.* 280,125 124,588,395
ANSYS, Inc.* 53,903 17,111,507
Atlassian Corp., Class
a
A * 97,448 15,285,693
Autodesk, Inc.* 132,372 26,686,195
Cadence Design Systems, Inc.* 168,532 48,252,397
Crowdstrike Holdings, Inc.,
Class
a
A * 140,845 44,178,851
Datadog, Inc., Class
a
A * 189,711 20,902,358
Fortinet, Inc.* 472,958 28,055,869
Intuit, Inc. 173,431 99,972,566
Investments
Shares Value
Common Stocks (continued)
Microsoft Corp. 1,783,129 $ 740,230,342
Palo Alto Networks, Inc.* 200,299 59,070,178
Roper Technologies, Inc. 66,415 35,383,255
Synopsys, Inc.* 94,424 52,952,979
Workday, Inc., Class
a
A * 129,440 27,370,088
Zscaler , Inc.* 91,885 15,616,775
1,355,657,448
Specialty Retail — 0.3%
O'Reilly Automotive, Inc.* 36,625 35,279,397
Ross Stores, Inc. 208,789 29,180,351
64,459,748
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc. 3,705,828 712,445,433
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 75,283 23,487,543
Trading Companies & Distributors — 0.1%
Fastenal Co. 354,699 23,403,040
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. 735,766 128,729,619
Total Common Stocks
(Cost $8,813,063,976)
8,702,896,341
Securities Lending Reinvestments (b) — 0.1%
Investment Companies — 0.1%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (c)
(Cost $14,854,252) 14,854,252 14,854,252
Principal
Amount
Short-Term Investments — 37.8%
Repurchase Agreements (d) — 2.8%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $606,120,385
(Cost $605,851,989) $ 605,851,989 605,851,989
U.S. Treasury Obligations (e) — 35.0%
U.S. Treasury Bills
5.22%, 6/6/2024 (f) 600,000,000 599,737,902
5.23%, 6/13/2024 (f) 625,000,000 624,086,806
5.30%, 6/18/2024 (f) 350,000,000 349,232,405
5.28%, 6/20/2024 (f) 750,000,000 748,137,083
5.29%, 6/27/2024 (f) 700,000,000 697,547,900
5.17%, 7/5/2024 (f) 200,000,000 199,063,222
4.91%, 7/11/2024 (f) 200,000,000 198,888,500
5.29%, 7/16/2024 (f) 700,000,000 695,594,739
5.27%, 7/18/2024 (f) 400,000,000 397,373,584
5.22%, 8/8/2024 (f) 1,200,000,000 1,188,471,996
5.23%, 9/5/2024 (f) 350,000,000 345,234,071
5.21%, 9/19/2024 (f) 500,000,000 492,154,125

See accompanying notes to the financial statements.
ULTRAPRO QQQ :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
128
TQQQ
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (e) (continued)
5.27%, 10/3/2024 (f) $ 300,000,000 $ 294,728,583
5.29%, 11/7/2024 (f) 200,000,000 195,500,860
5.28%, 11/21/2024 (f) 500,000,000 487,767,560
Total U.S. Treasury Obligations
(Cost $7,512,289,267) 7,513,519,336
Total Short-Term Investments
(Cost $8,118,141,256) 8,119,371,325
Total Investments — 78.4%
(Cost $16,946,059,484) 16,837,121,918
Other assets less liabilities — 21.6% 4,649,305,459
Net Assets — 100.0% $ 21,486,427,377
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024 was
$14,484,743, collateralized in the form of cash with a value of
$14,854,252 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $14,854,252.
(c) Rate shown is the 7-day yield as of May 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,831,368,499.
(f) The rate shown was the current yield as of May 31, 2024.
Abbreviations
ADR American Depositary Receipt
NYRS New York Registry Shares
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,825,532,839
Aggregate gross unrealized depreciation (510,433,497)
Net unrealized appreciation $ 4,315,099,342
Federal income tax cost $ 17,105,118,456
Futures Contracts Purchased
UltraPro QQQ had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 6,692 6/21/2024 U.S. Dollar $ 2,488,219,440 $ 52,785,384
Swap Agreements
a
UltraPro QQQ had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,937,162,581 5/6/2025
Bank of
America NA 6.13% Nasdaq-100 Index
®
1,202,452,049 (1,202,343,954) (108,095) —
6,366,634,882 5/6/2025
Barclays
Capital 6.03% Nasdaq-100 Index
®
211,022,076 (209,738,438) (1,283,638) —
6,701,536,538 11/6/2025
BNP Paribas
SA 6.08% Nasdaq-100 Index
®
277,613,172 (277,613,172) — —
6,107,455,442 2/11/2025 Citibank NA 6.08% Nasdaq-100 Index
®
217,460,872 (217,460,872) — —
7,946,643,318 3/13/2025
Goldman Sachs
International 6.23% Nasdaq-100 Index
®
868,581,423 (868,581,423) — —
4,801,251,863 1/26/2026
J.P. Morgan
Securities 5.93% Nasdaq-100 Index
®
40,518,815 (40,518,815) — —
5,477,561,539 11/6/2025
Morgan
Stanley & Co.
International plc 5.88% Nasdaq-100 Index
®
277,757,542 (277,757,542) — —
6,146,215,577 12/11/2025
Societe
Generale 6.33% Nasdaq-100 Index
®
202,811,043 (200,446,837) (2,364,206) —
4,782,066,430 4/7/2025 UBS AG 6.13% Nasdaq-100 Index
®
1,232,093,504 (1,231,732,877) (360,627) —
53,266,528,170 4,530,310,496
Total Unrealized
Appreciation
4,530,310,496
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
129
TQQQ
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
130
URTY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 53 .5%
Aerospace & Defense — 0.5%
AAR Corp.* 3,436 $ 243,922
AeroVironment, Inc.* 2,745 554,902
AerSale Corp.* 3,419 25,882
Archer Aviation, Inc.,
Class
a
A*(b) 15,487 50,642
Astronics Corp.* 2,813 57,835
Cadre Holdings, Inc. 1,971 64,728
Ducommun, Inc.* 1,358 79,008
Eve Holding, Inc.* 1,836 9,051
Kratos Defense & Security
Solutions, Inc.* 14,622 317,882
Leonardo DRS, Inc.* 6,975 164,261
Moog, Inc., Class
a
A 2,930 496,430
National Presto Industries, Inc. 524 39,027
Park Aerospace Corp. 1,886 26,291
Redwire Corp.* 797 4,097
Rocket Lab USA, Inc.*(b) 28,742 125,603
Terran Orbital Corp.*(b) 9,872 9,057
Triumph Group, Inc.* 6,546 92,364
V2X, Inc.* 1,170 56,289
Virgin Galactic Holdings, Inc.* 36,284 31,375
2,448,646
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 5,229 70,592
Forward Air Corp. 2,616 43,949
Hub Group, Inc., Class
a
A 6,383 275,426
Radiant Logistics, Inc.* 3,650 19,491
409,458
Automobile Components — 0.7%
Adient plc* 9,283 262,152
American Axle & Manufacturing
Holdings, Inc.* 11,593 88,570
Cooper-Standard Holdings,
Inc.* 1,716 22,651
Dana, Inc. 13,243 186,196
Dorman Products, Inc.* 2,676 246,112
Fox Factory Holding Corp.* 4,335 202,098
Gentherm, Inc.* 3,330 179,620
Goodyear Tire & Rubber Co.
(The)* 28,603 352,103
Holley, Inc.* 5,358 20,575
LCI Industries 2,508 275,579
Luminar Technologies, Inc.,
Class
a
A*(b) 29,558 48,475
Modine Manufacturing Co.* 5,229 527,711
Patrick Industries, Inc. 2,144 245,702
Solid Power, Inc.* 15,732 27,846
Standard Motor Products, Inc. 2,089 64,153
Stoneridge, Inc.* 2,686 42,627
Visteon Corp.* 2,802 312,059
XPEL, Inc.*(c) 2,298 87,324
3,191,553
Automobiles — 0.0%(d)
Livewire Group, Inc.* 1,953 12,675
Investments
Shares Value
Common Stocks (a) (continued)
Winnebago Industries, Inc. 2,884 $ 178,952
Workhorse Group, Inc.* 23,147 4,512
196,139
Banks — 4.5%
1st Source Corp. 1,674 86,077
ACNB Corp. 844 26,645
Amalgamated Financial Corp. 1,796 45,403
Amerant Bancorp, Inc., Class
a
A 2,622 57,789
Ameris Bancorp 6,724 335,864
Ames National Corp. 875 17,937
Arrow Financial Corp. 1,497 37,590
Associated Banc-Corp. 15,376 329,354
Atlantic Union Bankshares
Corp. 9,038 294,910
Axos Financial, Inc.* 5,561 299,571
Banc of California, Inc. 13,939 193,195
BancFirst Corp. 2,237 192,718
Bancorp, Inc. (The)* 5,222 175,407
Bank First Corp.(b) 948 77,395
Bank of Hawaii Corp. 3,983 229,978
Bank of Marin Bancorp 1,596 24,546
Bank of NT Butterfield & Son
Ltd. (The) 4,931 167,999
Bank7 Corp. 381 11,525
BankUnited, Inc. 7,558 216,839
Bankwell Financial Group, Inc. 596 14,745
Banner Corp. 3,477 162,828
Bar Harbor Bankshares 1,517 39,852
BayCom Corp. 1,110 22,400
BCB Bancorp, Inc. 1,531 15,310
Berkshire Hills Bancorp, Inc. 4,417 98,190
Blue Foundry Bancorp* 2,222 20,420
Blue Ridge Bankshares, Inc.* 1,808 5,243
Bridgewater Bancshares, Inc.* 2,075 23,385
Brookline Bancorp, Inc. 8,867 76,700
Burke & Herbert Financial
Services Corp. 1,227 61,473
Business First Bancshares, Inc. 2,436 52,252
Byline Bancorp, Inc. 2,516 58,120
C&F Financial Corp. 323 14,193
Cadence Bank 18,512 528,518
Cambridge Bancorp 775 51,878
Camden National Corp. 1,450 47,009
Capital Bancorp, Inc. 966 19,465
Capital City Bank Group, Inc. 1,341 36,422
Capitol Federal Financial, Inc. 12,754 65,938
Carter Bankshares, Inc.* 2,304 29,376
Cathay General Bancorp 7,061 260,127
Central Pacific Financial Corp. 2,699 54,736
Chemung Financial Corp. 355 15,407
ChoiceOne Financial Services,
Inc. 708 17,473
Citizens & Northern Corp. 1,517 26,593
Citizens Financial Services, Inc. 383 16,067
City Holding Co. 1,488 152,103
Civista Bancshares, Inc. 1,569 22,484
CNB Financial Corp. 2,084 40,430
Coastal Financial Corp.* 1,098 48,685
Codorus Valley Bancorp, Inc. 947 20,834

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
131
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Colony Bankcorp, Inc. 1,674 $ 20,222
Columbia Financial, Inc.* 3,016 43,732
Community Financial System,
Inc. 5,410 245,939
Community Trust Bancorp, Inc. 1,578 66,450
Community West Bancshares 1,598 27,757
ConnectOne Bancorp, Inc. 3,718 69,304
CrossFirst Bankshares, Inc.* 4,591 60,096
Customers Bancorp, Inc.* 2,909 131,778
CVB Financial Corp. 13,516 223,555
Dime Community Bancshares,
Inc. 3,551 65,587
Eagle Bancorp, Inc. 2,994 53,982
Eastern Bankshares, Inc. 15,740 215,638
Enterprise Bancorp, Inc. 984 24,748
Enterprise Financial Services
Corp. 3,686 142,611
Equity Bancshares, Inc.,
Class
a
A 1,484 50,011
Esquire Financial Holdings, Inc. 705 32,268
ESSA Bancorp, Inc. 857 14,758
Evans Bancorp, Inc. 532 14,077
Farmers & Merchants Bancorp,
Inc. 1,292 28,502
Farmers National Banc Corp. 3,699 45,202
FB Financial Corp. 3,605 133,385
Fidelity D&D Bancorp, Inc. 473 21,867
Financial Institutions, Inc. 1,543 27,172
First Bancorp 4,043 127,557
First Bancorp(b) 16,960 300,701
First Bancorp, Inc. (The) 993 23,991
First Bancshares, Inc. (The) 3,118 79,041
First Bank 2,072 25,216
First Busey Corp. 5,275 119,268
First Business Financial
Services, Inc. 800 27,208
First Commonwealth Financial
Corp. 10,287 138,977
First Community Bankshares,
Inc. 1,743 60,552
First Community Corp. 750 12,555
First Financial Bancorp 9,570 213,411
First Financial Bankshares, Inc. 13,242 396,995
First Financial Corp. 1,162 43,040
First Foundation, Inc. 5,197 30,766
First Interstate BancSystem,
Inc., Class
a
A 8,392 222,724
First Merchants Corp. 6,004 198,432
First Mid Bancshares, Inc. 2,260 71,732
First of Long Island Corp. (The) 2,164 21,640
First Western Financial, Inc.* 814 13,740
Five Star Bancorp 1,298 29,750
Flushing Financial Corp. 2,812 35,769
FS Bancorp, Inc. 672 22,035
Fulton Financial Corp. 16,327 274,947
FVCBankcorp, Inc.* 1,627 17,897
German American Bancorp, Inc. 2,850 90,202
Glacier Bancorp, Inc. 11,330 423,515
Great Southern Bancorp, Inc. 898 47,136
Greene County Bancorp, Inc. 709 22,284
Guaranty Bancshares, Inc. 831 24,232
Investments
Shares Value
Common Stocks (a) (continued)
Hancock Whitney Corp. 8,815 $ 411,925
Hanmi Financial Corp. 3,092 48,730
HarborOne Bancorp, Inc. 4,097 42,650
HBT Financial, Inc. 1,348 26,286
Heartland Financial USA, Inc. 4,293 188,720
Heritage Commerce Corp. 6,015 49,022
Heritage Financial Corp. 3,522 63,854
Hilltop Holdings, Inc. 4,742 145,058
Hingham Institution For Savings
(The) 150 25,635
Home Bancorp, Inc. 726 26,259
Home BancShares, Inc. 19,183 451,184
HomeStreet, Inc. 1,839 16,790
HomeTrust Bancshares, Inc. 1,492 41,194
Hope Bancorp, Inc. 11,724 123,454
Horizon Bancorp, Inc. 4,381 53,536
Independent Bank Corp. 4,490 228,047
Independent Bank Corp. 2,024 50,721
Independent Bank Group, Inc. 3,677 169,289
International Bancshares Corp. 5,458 310,178
John Marshall Bancorp, Inc. 1,265 21,809
Kearny Financial Corp. 5,627 31,905
Lakeland Financial Corp. 2,522 156,440
LCNB Corp. 1,199 16,906
Live Oak Bancshares, Inc. 3,416 117,784
Macatawa Bank Corp. 2,673 37,582
MainStreet Bancshares, Inc. 707 11,948
Mercantile Bank Corp. 1,595 61,104
Metrocity Bankshares, Inc. 1,856 45,750
Metropolitan Bank Holding
Corp.* 1,048 44,068
Mid Penn Bancorp, Inc. 1,444 30,902
Middlefield Banc Corp. 800 16,880
Midland States Bancorp, Inc. 2,112 47,985
MidWestOne Financial Group,
Inc. 1,445 30,937
MVB Financial Corp. 1,151 21,558
National Bank Holdings Corp.,
Class
a
A 3,742 136,471
National Bankshares, Inc. 587 18,056
NBT Bancorp, Inc. 4,655 173,073
Nicolet Bankshares, Inc. 1,332 107,266
Northeast Bank 681 37,857
Northeast Community Bancorp,
Inc. 1,264 21,564
Northfield Bancorp, Inc. 4,029 35,697
Northrim Bancorp, Inc. 546 31,892
Northwest Bancshares, Inc. 12,943 141,726
Norwood Financial Corp.(b) 737 18,653
Oak Valley Bancorp 682 16,245
OceanFirst Financial Corp. 5,919 89,081
OFG Bancorp 4,686 174,132
Old National Bancorp 32,008 547,017
Old Second Bancorp, Inc. 4,409 63,754
Orange County Bancorp, Inc. 517 25,349
Origin Bancorp, Inc. 2,965 92,716
Orrstown Financial Services,
Inc. 1,041 27,180
Pacific Premier Bancorp, Inc. 9,641 214,416
Park National Corp. 1,457 200,279
Parke Bancorp, Inc. 1,063 17,252

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
132
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Pathward Financial, Inc. 2,650 $ 141,271
PCB Bancorp 1,108 16,864
Peapack-Gladstone Financial
Corp. 1,714 37,194
Penns Woods Bancorp, Inc. 742 14,744
Peoples Bancorp, Inc. 3,546 103,366
Peoples Financial Services
Corp. 698 27,215
Pioneer Bancorp, Inc.* 1,185 11,850
Plumas Bancorp 555 19,381
Ponce Financial Group, Inc.* 1,975 18,486
Preferred Bank 1,298 96,987
Premier Financial Corp. 3,590 70,759
Primis Financial Corp. 2,057 21,578
Princeton Bancorp, Inc. 515 15,764
Provident Financial Services,
Inc. 12,727 183,269
QCR Holdings, Inc. 1,674 94,866
RBB Bancorp 1,668 30,641
Red River Bancshares, Inc. 483 22,150
Renasant Corp. 5,608 168,913
Republic Bancorp, Inc., Class
a
A 864 44,747
S&T Bancorp, Inc. 3,873 123,587
Sandy Spring Bancorp, Inc. 4,452 104,355
Seacoast Banking Corp. of
Florida 8,558 202,568
ServisFirst Bancshares, Inc. 5,175 319,815
Shore Bancshares, Inc. 3,025 34,213
Sierra Bancorp 1,369 28,776
Simmons First National Corp.,
Class
a
A 12,611 219,179
SmartFinancial, Inc. 1,610 37,255
South Plains Financial, Inc. 1,176 31,928
Southern First Bancshares,
Inc.* 779 21,399
Southern Missouri Bancorp,
Inc. 965 40,636
Southern States Bancshares,
Inc. 773 20,508
Southside Bancshares, Inc. 2,917 78,205
SouthState Corp. 7,733 597,838
Stellar Bancorp, Inc. 4,944 111,685
Sterling Bancorp, Inc.* 2,207 10,991
Stock Yards Bancorp, Inc. 2,757 129,165
Texas Capital Bancshares, Inc.* 4,802 289,465
Third Coast Bancshares, Inc.* 1,306 27,544
Timberland Bancorp, Inc. 752 18,612
Tompkins Financial Corp. 1,409 66,096
Towne Bank 7,129 193,837
TriCo Bancshares 3,153 120,066
Triumph Financial, Inc.* 2,256 167,621
TrustCo Bank Corp. 1,889 52,514
Trustmark Corp. 6,181 180,176
UMB Financial Corp. 4,498 370,815
United Bankshares, Inc. 13,294 431,257
United Community Banks, Inc. 11,749 301,479
Unity Bancorp, Inc. 731 20,453
Univest Financial Corp. 2,944 64,179
USCB Financial Holdings, Inc. 1,068 12,901
Valley National Bancorp 43,856 312,693
Veritex Holdings, Inc. 5,328 108,691
Investments
Shares Value
Common Stocks (a) (continued)
Virginia National Bankshares
Corp. 478 $ 13,986
WaFd, Inc. 6,897 193,185
Washington Trust Bancorp, Inc. 1,720 45,150
WesBanco, Inc. 5,859 161,708
West Bancorp, Inc. 1,646 28,509
Westamerica Bancorp 2,631 128,445
WSFS Financial Corp. 6,134 270,264
22,000,912
Beverages — 0.3%
Coca-Cola Consolidated, Inc. 485 475,804
Duckhorn Portfolio, Inc. (The)* 5,415 43,699
MGP Ingredients, Inc. 1,612 125,123
National Beverage Corp.* 2,409 111,296
Primo Water Corp. 15,896 358,614
Vita Coco Co., Inc. (The)* 3,827 111,404
Zevia PBC, Class
a
A* 2,570 2,189
1,228,129
Biotechnology — 4.0%
2seventy bio, Inc.* 5,096 21,556
4D Molecular Therapeutics,
Inc.* 4,124 98,852
89bio, Inc.* 8,027 63,413
Aadi Bioscience, Inc.* 1,647 2,965
ACADIA Pharmaceuticals, Inc.* 12,449 187,980
ACELYRIN, Inc.* 7,372 30,373
Acrivon Therapeutics, Inc.* 1,240 9,573
Actinium Pharmaceuticals, Inc.* 2,812 22,918
Adicet Bio, Inc.* 5,419 7,858
ADMA Biologics, Inc.* 21,636 206,624
Aerovate Therapeutics, Inc.*(b) 1,134 19,788
Agenus, Inc.* 1,934 30,344
Agios Pharmaceuticals, Inc.* 5,638 204,885
Akero Therapeutics, Inc.* 6,247 117,569
Aldeyra Therapeutics, Inc.* 4,725 18,239
Alector, Inc.* 7,342 36,123
Alkermes plc* 16,843 394,126
Allakos, Inc.* 6,818 8,522
Allogene Therapeutics, Inc.* 9,587 23,967
Allovir, Inc.* 5,168 3,901
Altimmune, Inc.* 5,468 41,065
ALX Oncology Holdings, Inc.* 2,677 28,457
Amicus Therapeutics, Inc.* 29,460 288,708
AnaptysBio, Inc.* 1,901 45,510
Anavex Life Sciences Corp.* 7,336 29,784
Anika Therapeutics, Inc.* 1,484 38,065
Annexon, Inc.* 6,835 33,013
Apogee Therapeutics, Inc.* 4,202 191,779
Arbutus Biopharma Corp.* 12,860 43,210
Arcellx, Inc.* 3,894 202,488
Arcturus Therapeutics Holdings,
Inc.* 2,367 91,863
Arcus Biosciences, Inc.* 5,459 82,267
Arcutis Biotherapeutics, Inc.* 8,029 67,122
Ardelyx, Inc.* 23,404 160,551
ArriVent Biopharma, Inc.* 996 19,332
Arrowhead Pharmaceuticals,
Inc.* 11,787 270,512

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
133
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
ARS Pharmaceuticals, Inc.* 2,491 $ 22,120
Astria Therapeutics, Inc.* 5,061 47,928
Atara Biotherapeutics, Inc.* 9,831 5,514
Aura Biosciences, Inc.* 3,619 26,600
Aurinia Pharmaceuticals, Inc.* 13,744 74,492
Avid Bioservices, Inc.* 6,369 51,525
Avidity Biosciences, Inc.* 7,508 201,665
Avita Medical, Inc.* 2,551 24,515
Beam Therapeutics, Inc.* 7,571 180,341
BioAtla, Inc.* 4,489 6,778
BioCryst Pharmaceuticals, Inc.* 19,239 124,284
Biohaven Ltd.* 6,945 243,770
Biomea Fusion, Inc.*(b) 2,019 21,240
BioVie, Inc., Class
a
A* 1,331 606
Bioxcel Therapeutics, Inc.* 2,124 3,844
Bluebird Bio, Inc.*(b) 19,436 17,558
Blueprint Medicines Corp.* 6,173 651,622
Bridgebio Pharma, Inc.* 11,839 331,610
Cabaletta Bio, Inc.* 3,496 35,624
CareDx, Inc.* 5,282 68,719
Cargo Therapeutics, Inc.* 2,182 41,458
Caribou Biosciences, Inc.* 8,310 23,933
Carisma Therapeutics, Inc.* 2,704 3,596
Cartesian Therapeutics, Inc.* 385 13,367
Catalyst Pharmaceuticals, Inc.* 11,311 182,899
Celcuity, Inc.* 1,854 29,293
Celldex Therapeutics, Inc.* 6,309 210,090
Century Therapeutics, Inc.*(b) 2,375 7,054
Cerevel Therapeutics Holdings,
Inc.* 7,267 296,058
CG oncology, Inc.* 2,360 76,889
Cogent Biosciences, Inc.* 8,431 67,532
Coherus Biosciences, Inc.* 10,652 19,387
Compass Therapeutics, Inc.* 9,263 13,061
Crinetics Pharmaceuticals, Inc.* 6,694 297,281
Cue Biopharma, Inc.* 3,651 5,951
Cullinan Therapeutics, Inc.* 2,625 61,688
Cytokinetics, Inc.* 10,674 517,796
Day One Biopharmaceuticals,
Inc.* 6,360 84,397
Deciphera Pharmaceuticals,
Inc.* 5,425 138,554
Denali Therapeutics, Inc.* 12,123 225,003
Design Therapeutics, Inc.* 3,324 13,462
Disc Medicine, Inc.* 958 32,524
Dynavax Technologies Corp.* 13,156 157,740
Dyne Therapeutics, Inc.* 6,927 220,833
Eagle Pharmaceuticals, Inc.* 1,046 3,630
Editas Medicine, Inc.* 8,350 43,420
Emergent BioSolutions, Inc.* 5,275 30,068
Enanta Pharmaceuticals, Inc.* 2,056 25,638
Entrada Therapeutics, Inc.* 2,174 33,632
Erasca, Inc.* 8,189 20,636
Fate Therapeutics, Inc.* 8,601 31,652
Fennec Pharmaceuticals, Inc.* 1,841 12,482
FibroGen, Inc.* 9,372 11,246
Foghorn Therapeutics, Inc.* 2,062 12,021
Genelux Corp.* 1,937 5,249
Generation Bio Co.* 4,596 14,615
Geron Corp.* 52,003 184,611
Investments
Shares Value
Common Stocks (a) (continued)
Gritstone bio, Inc.* 9,151 $ 7,080
Halozyme Therapeutics, Inc.* 13,182 583,831
Heron Therapeutics, Inc.*(b) 10,508 38,880
HilleVax, Inc.*(b) 2,661 32,305
Humacyte, Inc.* 6,215 46,488
Ideaya Biosciences, Inc.* 6,679 244,117
IGM Biosciences, Inc.*(b) 1,348 11,229
Immuneering Corp., Class
a
A* 2,272 3,158
ImmunityBio, Inc.*(b) 13,456 86,388
Immunovant, Inc.* 5,476 139,036
Inhibrx Biosciences, Inc.* 936 15,210
Inozyme Pharma, Inc.* 4,843 23,343
Insmed, Inc.* 14,032 772,462
Intellia Therapeutics, Inc.* 9,100 194,558
Iovance Biotherapeutics, Inc.* 24,086 213,884
Ironwood Pharmaceuticals,
Inc., Class
a
A* 14,070 88,641
iTeos Therapeutics, Inc.* 2,516 42,118
Janux Therapeutics, Inc.* 1,756 93,946
KalVista Pharmaceuticals, Inc.* 3,178 37,087
Karyopharm Therapeutics, Inc.* 11,495 11,140
Keros Therapeutics, Inc.* 2,607 122,190
Kezar Life Sciences, Inc.* 7,244 5,027
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 3,227 61,345
Kodiak Sciences, Inc.* 3,290 10,462
Krystal Biotech, Inc.* 2,193 350,990
Kura Oncology, Inc.* 7,161 147,588
Kymera Therapeutics, Inc.* 4,137 132,839
Larimar Therapeutics, Inc.* 2,640 21,120
LENZ Therapeutics, Inc. 407 6,223
Lexeo Therapeutics, Inc.* 1,041 17,312
Lexicon Pharmaceuticals, Inc.* 9,404 15,987
Lineage Cell Therapeutics,
Inc.*(b) 13,467 13,467
Lyell Immunopharma, Inc.* 17,612 48,785
MacroGenics, Inc.* 6,175 25,256
Madrigal Pharmaceuticals, Inc.* 1,501 354,476
MannKind Corp.* 26,475 123,638
MeiraGTx Holdings plc* 3,311 16,224
Mersana Therapeutics, Inc.* 11,250 26,212
MiMedx Group, Inc.* 11,715 83,762
Mineralys Therapeutics, Inc.* 1,971 25,170
Mirum Pharmaceuticals, Inc.* 2,513 60,387
Monte Rosa Therapeutics, Inc.* 3,139 12,933
Morphic Holding, Inc.* 3,871 117,562
Mural Oncology plc* 1,681 5,648
Myriad Genetics, Inc.* 8,904 202,655
Nkarta, Inc.* 3,070 20,845
Novavax, Inc.*(b) 11,500 172,845
Nurix Therapeutics, Inc.* 4,833 76,120
Nuvalent, Inc., Class
a
A* 2,699 177,108
Nuvectis Pharma, Inc.* 753 5,098
Ocean Biomedical, Inc.* 881 1,295
Olema Pharmaceuticals, Inc.* 2,725 26,378
Omega Therapeutics, Inc.* 2,471 4,893
Organogenesis Holdings, Inc.,
Class
a
A* 7,127 19,599
ORIC Pharmaceuticals, Inc.* 3,960 35,600
Outlook Therapeutics, Inc.*(b) 797 5,635

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
134
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Ovid therapeutics, Inc.* 6,053 $ 18,522
PDS Biotechnology Corp.* 2,874 8,565
PepGen, Inc.* 1,021 16,673
PMV Pharmaceuticals, Inc.* 4,163 7,577
Poseida Therapeutics, Inc.,
Class
a
A* 6,895 20,616
Precigen, Inc.* 13,359 18,703
Prelude Therapeutics, Inc.*(b) 1,510 5,814
Prime Medicine, Inc.*(b) 4,013 26,004
ProKidney Corp., Class
a
A*(b) 4,566 15,890
Protagonist Therapeutics, Inc.* 5,797 163,186
Protalix BioTherapeutics, Inc.* 6,862 7,754
Prothena Corp. plc* 4,283 89,129
PTC Therapeutics, Inc.* 7,315 265,973
Rallybio Corp.* 3,101 5,179
RAPT Therapeutics, Inc.* 2,996 12,014
Recursion Pharmaceuticals,
Inc., Class
a
A* 14,143 117,104
REGENXBIO, Inc.* 4,172 59,868
Relay Therapeutics, Inc.* 9,613 61,619
Reneo Pharmaceuticals, Inc.* 1,303 2,163
Replimune Group, Inc.* 5,017 26,440
REVOLUTION Medicines, Inc.* 14,158 542,676
Rhythm Pharmaceuticals, Inc.* 5,421 193,421
Rigel Pharmaceuticals, Inc.* 17,370 16,984
Rocket Pharmaceuticals, Inc.* 6,369 135,787
Sage Therapeutics, Inc.* 5,368 59,638
Sagimet Biosciences, Inc.,
Class
a
A* 2,342 12,483
Sana Biotechnology, Inc.* 9,739 73,043
Sangamo Therapeutics, Inc.* 15,123 8,535
Savara, Inc.* 9,166 37,489
Scholar Rock Holding Corp.* 5,849 54,922
Seres Therapeutics, Inc.* 9,986 9,986
SpringWorks Therapeutics, Inc.* 6,951 288,188
Stoke Therapeutics, Inc.* 2,832 41,404
Summit Therapeutics, Inc.* 11,760 102,136
Sutro Biopharma, Inc.* 6,181 26,115
Syndax Pharmaceuticals, Inc.* 8,000 154,160
Tango Therapeutics, Inc.*(b) 4,531 31,355
Tenaya Therapeutics, Inc.* 4,715 19,850
TG Therapeutics, Inc.* 14,076 229,439
Travere Therapeutics, Inc.* 7,394 54,863
Turnstone Biologics Corp.* 1,568 4,092
Twist Bioscience Corp.* 5,872 246,037
Tyra Biosciences, Inc.*(b) 1,420 23,032
UroGen Pharma Ltd.* 2,813 37,413
Vanda Pharmaceuticals, Inc.* 5,732 29,291
Vaxcyte, Inc.* 10,775 757,159
Vera Therapeutics, Inc.,
Class
a
A* 4,069 154,581
Veracyte, Inc.* 7,389 153,322
Vericel Corp.* 4,837 230,725
Verve Therapeutics, Inc.*(b) 6,687 34,706
Vigil Neuroscience, Inc.* 1,628 5,177
Viking Therapeutics, Inc.* 10,393 647,068
Vir Biotechnology, Inc.* 8,501 87,305
Viridian Therapeutics, Inc.* 5,049 60,336
Vor BioPharma, Inc.* 3,874 5,230
Voyager Therapeutics, Inc.* 3,994 33,550
Investments
Shares Value
Common Stocks (a) (continued)
X4 Pharmaceuticals, Inc.* 12,716 $ 12,843
Xencor, Inc.* 5,886 139,851
XOMA Corp.* 742 19,136
Y-mAbs Therapeutics, Inc.* 3,734 45,181
Zentalis Pharmaceuticals, Inc.* 5,911 70,223
Zura Bio Ltd., Class
a
A* 1,728 9,072
Zymeworks, Inc.* 5,675 48,124
19,584,699
Broadline Retail — 0.0%(d)
Big Lots, Inc.* 2,887 10,047
ContextLogic, Inc., Class
a
A* 2,323 12,683
Dillard's, Inc., Class
a
A 346 154,783
Qurate Retail, Inc., Class
a
B* 134 527
Savers Value Village, Inc.* 2,631 35,676
213,716
Building Products — 1.0%
AAON, Inc. 6,880 516,344
American Woodmark Corp.* 1,629 140,273
Apogee Enterprises, Inc. 2,245 145,858
AZZ, Inc. 2,925 245,349
CSW Industrials, Inc. 1,566 398,171
Gibraltar Industries, Inc.* 3,103 234,152
Griffon Corp. 3,999 270,092
Insteel Industries, Inc. 1,902 62,519
Janus International Group, Inc.* 8,624 119,701
JELD-WEN Holding, Inc.* 8,648 134,131
Masterbrand, Inc.* 12,996 217,163
Quanex Building Products
Corp. 3,352 110,482
Resideo Technologies, Inc.* 14,877 321,343
Simpson Manufacturing Co.,
Inc. 4,362 723,743
UFP Industries, Inc. 6,102 729,067
Zurn Elkay Water Solutions
Corp. 15,029 470,558
4,838,946
Capital Markets — 0.8%
AlTi Global, Inc.* 2,382 11,362
Artisan Partners Asset
Management, Inc., Class
a
A 6,241 274,791
AssetMark Financial Holdings,
Inc.* 2,232 76,759
B Riley Financial, Inc.(b) 2,074 49,693
Bakkt Holdings, Inc.* 289 5,086
BGC Group, Inc., Class
a
A 36,370 315,328
Brightsphere Investment Group,
Inc. 3,308 73,338
Cohen & Steers, Inc. 2,642 185,706
Diamond Hill Investment Group,
Inc. 277 41,561
Donnelley Financial Solutions,
Inc.* 2,513 153,193
Forge Global Holdings, Inc.* 11,154 17,623
GCM Grosvenor, Inc., Class
a
A 4,318 43,396
Hamilton Lane, Inc., Class
a
A 3,710 465,568
MarketWise, Inc. 3,273 4,255
Moelis & Co., Class
a
A 6,787 384,212

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
135
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Open Lending Corp.* 10,104 $ 65,373
P10, Inc., Class
a
A 4,438 35,859
Patria Investments Ltd., Class
a
A 5,632 73,216
Perella Weinberg Partners,
Class
a
A 4,270 65,929
Piper Sandler Cos. 1,762 373,156
PJT Partners, Inc., Class
a
A 2,411 257,181
Silvercrest Asset Management
Group, Inc., Class
a
A 959 14,654
StepStone Group, Inc., Class
a
A 5,592 240,121
StoneX Group, Inc.* 2,755 206,818
Value Line, Inc. 86 3,251
Victory Capital Holdings, Inc.,
Class
a
A 2,723 141,678
Virtus Investment Partners, Inc. 694 158,641
WisdomTree, Inc. 14,018 139,759
3,877,507
Chemicals — 1.1%
AdvanSix, Inc. 2,650 62,805
American Vanguard Corp. 2,677 23,263
Arcadium Lithium plc* 103,930 460,410
Aspen Aerogels, Inc.* 5,186 155,165
Avient Corp. 9,187 410,475
Balchem Corp. 3,250 499,200
Cabot Corp. 5,527 565,412
Core Molding Technologies,
Inc.* 742 14,276
Danimer Scientific, Inc.,
Class
a
A* 8,909 6,946
Ecovyst, Inc.* 9,398 87,401
Hawkins, Inc. 1,968 171,846
HB Fuller Co. 5,497 437,726
Ingevity Corp.* 3,712 181,331
Innospec, Inc. 2,534 331,447
Intrepid Potash, Inc.* 1,081 29,003
Koppers Holdings, Inc. 2,047 90,744
Kronos Worldwide, Inc. 2,242 31,859
LSB Industries, Inc.* 5,451 53,474
Mativ Holdings, Inc. 5,452 97,972
Minerals Technologies, Inc. 3,306 286,796
Origin Materials, Inc.* 11,864 13,762
Orion SA 5,625 139,894
Perimeter Solutions SA* 15,325 116,470
PureCycle Technologies, Inc.*(b) 11,793 61,206
Quaker Chemical Corp. 1,410 255,703
Rayonier Advanced Materials,
Inc.* 6,472 36,567
Sensient Technologies Corp. 4,277 332,195
Stepan Co. 2,165 188,723
Trinseo plc 3,550 13,597
Tronox Holdings plc 11,892 235,581
Valhi, Inc. 245 4,765
5,396,014
Commercial Services & Supplies — 0.9%
ABM Industries, Inc. 6,397 302,386
ACCO Brands Corp. 9,380 47,744
ACV Auctions, Inc., Class
a
A* 12,906 230,372
Investments
Shares Value
Common Stocks (a) (continued)
Aris Water Solutions, Inc.,
Class
a
A 3,034 $ 46,633
BrightView Holdings, Inc.* 4,202 58,030
Brink's Co. (The) 4,542 468,916
Casella Waste Systems, Inc.,
Class
a
A* 5,737 577,085
CECO Environmental Corp.* 3,016 75,490
Cimpress plc* 1,829 150,911
CompX International, Inc. 154 3,710
CoreCivic, Inc.* 11,550 185,378
Deluxe Corp. 4,422 100,512
Ennis, Inc. 2,590 54,468
Enviri Corp.* 8,011 70,897
GEO Group, Inc. (The)* 12,237 177,926
Healthcare Services Group,
Inc.* 7,559 81,486
HNI Corp. 4,690 220,664
Interface, Inc., Class
a
A 5,822 93,792
LanzaTech Global, Inc.*(b) 2,093 5,546
Li-Cycle Holdings Corp.* 14,153 7,285
Liquidity Services, Inc.* 2,341 45,907
Matthews International Corp.,
Class
a
A 3,019 85,528
MillerKnoll, Inc. 7,495 206,712
Montrose Environmental Group,
Inc.* 2,862 134,543
NL Industries, Inc. 852 6,262
OPENLANE, Inc.* 10,848 187,128
Pitney Bowes, Inc. 17,820 96,584
Quad/Graphics, Inc. 3,107 14,665
Steelcase, Inc., Class
a
A 9,410 128,541
UniFirst Corp. 1,524 241,706
Viad Corp.* 2,068 72,277
VSE Corp. 1,331 108,956
4,288,040
Communications Equipment — 0.3%
ADTRAN Holdings, Inc. 7,921 43,962
Aviat Networks, Inc.* 1,156 35,732
Calix, Inc.* 5,989 213,807
Cambium Networks Corp.* 1,230 3,948
Clearfield, Inc.* 1,309 50,082
CommScope Holding Co., Inc.* 21,266 30,623
Comtech Telecommunications
Corp.* 2,831 7,049
Digi International, Inc.* 3,616 88,086
DZS, Inc.* 2,209 3,247
Extreme Networks, Inc.* 12,819 142,932
Harmonic, Inc.* 11,185 136,793
Infinera Corp.*(b) 20,256 115,864
KVH Industries, Inc.* 1,903 9,858
NETGEAR, Inc.* 2,936 40,546
NetScout Systems, Inc.* 6,931 142,363
Ribbon Communications, Inc.* 9,013 28,301
Viavi Solutions, Inc.* 22,471 168,982
1,262,175
Construction & Engineering — 1.2%
Ameresco, Inc., Class
a
A* 3,267 119,311
API Group Corp.* 21,249 757,314

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
136
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Arcosa, Inc. 4,925 $ 432,957
Argan, Inc. 1,288 90,971
Bowman Consulting Group
Ltd., Class
a
A* 1,095 35,336
Comfort Systems USA, Inc. 3,597 1,177,442
Concrete Pumping Holdings,
Inc.* 2,554 18,312
Construction Partners, Inc.,
Class
a
A* 4,355 253,505
Dycom Industries, Inc.* 2,912 524,043
Fluor Corp.* 14,487 628,736
Granite Construction, Inc. 4,479 278,997
Great Lakes Dredge & Dock
Corp.* 6,657 60,911
IES Holdings, Inc.* 831 126,686
INNOVATE Corp.* 7,086 4,325
Limbach Holdings, Inc.* 936 53,427
MYR Group, Inc.* 1,670 258,950
Northwest Pipe Co.* 1,000 35,490
Primoris Services Corp. 5,393 295,321
Southland Holdings, Inc.* 411 2,421
Sterling Infrastructure, Inc.* 3,041 373,648
Tutor Perini Corp.* 4,310 95,079
5,623,182
Construction Materials — 0.2%
Knife River Corp.* 5,747 406,370
Summit Materials, Inc., Class
a
A* 12,134 468,858
United States Lime & Minerals,
Inc. 209 71,633
946,861
Consumer Finance — 0.4%
Atlanticus Holdings Corp.* 470 12,079
Bread Financial Holdings, Inc. 5,047 210,763
Consumer Portfolio Services,
Inc.*(b) 866 7,171
Encore Capital Group, Inc.* 2,360 104,407
Enova International, Inc.* 2,879 177,490
FirstCash Holdings, Inc. 3,827 451,280
Green Dot Corp., Class
a
A* 4,716 46,736
LendingClub Corp.* 11,025 98,343
LendingTree, Inc.* 1,082 46,515
Navient Corp. 8,474 127,703
Nelnet, Inc., Class
a
A 1,309 135,691
NerdWallet, Inc., Class
a
A* 3,432 47,876
OppFi, Inc. 1,088 3,514
PRA Group, Inc.* 3,923 84,658
PROG Holdings, Inc. 4,499 170,017
Regional Management Corp. 818 22,495
Upstart Holdings, Inc.* 7,539 186,364
World Acceptance Corp.* 412 52,938
1,986,040
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 3,269 171,099
Chefs' Warehouse, Inc. (The)* 3,575 140,926
HF Foods Group, Inc.* 4,085 14,420
Ingles Markets, Inc., Class
a
A 1,441 105,395
Investments
Shares Value
Common Stocks (a) (continued)
Natural Grocers by Vitamin
Cottage, Inc. 948 $ 20,458
PriceSmart, Inc. 2,586 217,612
SpartanNash Co. 3,505 68,873
Sprouts Farmers Market, Inc.* 10,352 817,601
United Natural Foods, Inc.* 6,017 72,264
Village Super Market, Inc.,
Class
a
A 892 27,117
Weis Markets, Inc. 1,674 109,731
1,765,496
Containers & Packaging — 0.1%
Greif, Inc., Class
a
A 2,469 160,337
Greif, Inc., Class
a
B 525 34,256
Myers Industries, Inc. 3,712 58,650
O-I Glass, Inc.* 15,782 200,274
Pactiv Evergreen, Inc. 4,064 50,231
Ranpak Holdings Corp.,
Class
a
A* 4,402 27,468
TriMas Corp. 4,215 112,203
643,419
Distributors — 0.0%(d)
Weyco Group, Inc. 602 18,403
Diversified Consumer Services — 0.6%
2U, Inc.* 8,140 2,267
Adtalem Global Education, Inc.* 3,972 255,757
Carriage Services, Inc., Class
a
A 1,359 36,543
Chegg, Inc.* 11,562 44,282
Coursera, Inc.* 13,439 102,136
Duolingo, Inc., Class
a
A* 3,007 575,540
European Wax Center, Inc.,
Class
a
A* 3,466 39,235
Frontdoor, Inc.* 8,240 291,449
Graham Holdings Co., Class
a
B 355 267,113
Laureate Education, Inc. 13,308 208,403
Lincoln Educational Services
Corp.* 2,403 28,163
Nerdy, Inc.*(b) 6,581 11,254
OneSpaWorld Holdings Ltd.* 8,474 131,771
Perdoceo Education Corp. 6,634 149,265
Strategic Education, Inc. 2,299 260,753
Stride, Inc.* 4,310 295,925
Udemy, Inc.* 9,101 80,453
Universal Technical Institute,
Inc.* 4,016 63,493
WW International, Inc.* 5,534 9,186
2,852,988
Diversified REITs — 0.3%
Alexander & Baldwin, Inc., REIT 7,367 123,766
Alpine Income Property Trust,
Inc., REIT 1,288 20,196
American Assets Trust, Inc.,
REIT 4,959 107,858
Armada Hoffler Properties, Inc.,
REIT 6,843 77,600
Broadstone Net Lease, Inc.,
REIT 19,097 293,139

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
137
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
CTO Realty Growth, Inc., REIT 2,231 $ 39,623
Empire State Realty Trust, Inc.,
Class
a
A, REIT 13,415 127,845
Essential Properties Realty
Trust, Inc., REIT 15,844 424,302
Gladstone Commercial Corp.,
REIT 4,037 58,092
Global Net Lease, Inc., REIT 19,769 147,872
NexPoint Diversified Real
Estate Trust, REIT 3,167 17,450
One Liberty Properties, Inc.,
REIT 1,648 38,678
1,476,421
Diversified Telecommunication Services — 0.2%
Anterix, Inc.* 1,306 43,947
AST SpaceMobile, Inc.,
Class
a
A*(b) 11,644 96,354
ATN International, Inc. 1,093 26,604
Bandwidth, Inc., Class
a
A* 2,381 47,929
Cogent Communications
Holdings, Inc. 4,445 263,233
Consolidated Communications
Holdings, Inc.* 7,633 33,585
Globalstar, Inc.* 73,544 80,163
IDT Corp., Class
a
B 1,555 63,024
Liberty Latin America Ltd.,
Class
a
A* 3,509 31,827
Liberty Latin America Ltd.,
Class
a
C* 13,965 126,663
Lumen Technologies, Inc.* 102,362 132,047
Shenandoah
Telecommunications Co. 4,934 92,808
1,038,184
Electric Utilities — 0.4%
ALLETE, Inc. 5,872 370,817
Genie Energy Ltd., Class
a
B 2,005 30,596
MGE Energy, Inc. 3,707 297,042
Otter Tail Corp. 4,193 379,341
PNM Resources, Inc. 8,709 333,903
Portland General Electric Co. 10,327 460,171
1,871,870
Electrical Equipment — 0.8%
Allient, Inc. 1,314 35,609
Amprius Technologies, Inc.*(b) 567 788
Array Technologies, Inc.* 15,385 218,159
Atkore, Inc. 3,783 575,583
Babcock & Wilcox Enterprises,
Inc.* 5,969 6,984
Blink Charging Co.*(b) 5,713 17,767
Bloom Energy Corp.,
Class
a
A*(b) 19,566 319,317
Dragonfly Energy Holdings
Corp.* 2,997 2,892
Encore Wire Corp. 1,526 440,602
Energy Vault Holdings, Inc.*(b) 10,056 13,173
EnerSys 4,146 447,105
Enovix Corp.*(b) 14,077 149,498
Eos Energy Enterprises, Inc.* 15,560 11,074
Investments
Shares Value
Common Stocks (a) (continued)
ESS Tech, Inc.* 9,261 $ 6,903
Fluence Energy, Inc., Class
a
A* 5,952 149,574
FTC Solar, Inc.* 7,274 3,769
FuelCell Energy, Inc.* 46,184 41,473
GrafTech International Ltd.* 19,681 32,474
LSI Industries, Inc. 2,843 45,147
NEXTracker, Inc., Class
a
A* 12,784 705,293
NuScale Power Corp.,
Class
a
A*(b) 5,680 49,586
Powell Industries, Inc. 940 169,068
Preformed Line Products Co. 251 33,719
SES AI Corp.* 12,673 15,841
Shoals Technologies Group,
Inc., Class
a
A* 17,416 137,064
SKYX Platforms Corp.* 6,364 5,791
Stem, Inc.* 14,459 19,231
SunPower Corp.* 8,864 29,606
Thermon Group Holdings, Inc.* 3,393 114,548
TPI Composites, Inc.* 4,199 23,011
Vicor Corp.* 2,255 78,903
3,899,552
Electronic Equipment, Instruments & Components — 1.6%
908 Devices, Inc.* 2,247 14,156
Advanced Energy Industries,
Inc. 3,821 410,490
Aeva Technologies, Inc.*(b) 1,638 5,291
Akoustis Technologies, Inc.* 9,673 2,080
Arlo Technologies, Inc.* 9,087 129,126
Badger Meter, Inc. 2,988 576,565
Bel Fuse, Inc., Class
a
B 1,063 72,497
Belden, Inc. 4,233 405,056
Benchmark Electronics, Inc. 3,592 154,707
Climb Global Solutions, Inc. 421 24,237
CTS Corp. 3,147 166,634
Daktronics, Inc.* 3,865 43,133
ePlus, Inc.* 2,701 202,143
Evolv Technologies Holdings,
Inc.* 11,582 33,125
Fabrinet* 3,740 895,842
FARO Technologies, Inc.* 1,926 36,074
Insight Enterprises, Inc.* 2,858 558,739
Iteris, Inc.* 4,334 19,633
Itron, Inc.* 4,628 497,741
Kimball Electronics, Inc.* 2,434 55,787
Knowles Corp.* 9,019 158,013
Lightwave Logic, Inc.*(b) 11,892 36,627
Luna Innovations, Inc.* 3,307 11,045
Methode Electronics, Inc. 3,424 40,335
MicroVision, Inc.* 19,380 22,868
Mirion Technologies, Inc.,
Class
a
A* 20,351 221,012
Napco Security Technologies,
Inc. 3,373 167,469
nLight, Inc.* 4,548 59,806
Novanta, Inc.* 3,638 589,938
OSI Systems, Inc.* 1,635 235,015
PAR Technology Corp.* 2,766 123,419
PC Connection, Inc. 1,162 78,598
Plexus Corp.* 2,787 306,960

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
138
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Presto Automation, Inc.* 423 $ 45
Richardson Electronics Ltd. 1,228 13,741
Rogers Corp.* 1,758 207,444
Sanmina Corp.* 5,596 383,550
ScanSource, Inc.* 2,513 119,192
SmartRent, Inc., Class
a
A* 19,063 44,989
TTM Technologies, Inc.* 10,356 192,622
Vishay Intertechnology, Inc. 12,919 305,276
Vishay Precision Group, Inc.* 1,257 42,449
Vuzix Corp.* 5,989 8,025
7,671,494
Energy Equipment & Services — 1.4%
Archrock, Inc. 14,123 285,850
Atlas Energy Solutions, Inc.,
Class
a
A 1,808 43,790
Borr Drilling Ltd. 22,322 153,799
Bristow Group, Inc., Class
a
A* 2,398 86,112
Cactus, Inc., Class
a
A 6,658 341,888
ChampionX Corp. 19,889 648,779
Core Laboratories, Inc. 4,760 89,202
Diamond Offshore Drilling, Inc.* 10,333 156,855
DMC Global, Inc.* 1,984 25,772
Dril-Quip, Inc.* 3,454 66,800
Expro Group Holdings NV* 9,094 199,613
Forum Energy Technologies,
Inc.* 982 17,912
Helix Energy Solutions Group,
Inc.* 14,614 168,207
Helmerich & Payne, Inc. 9,891 376,451
KLX Energy Services Holdings,
Inc.* 1,286 6,572
Kodiak Gas Services, Inc. 1,610 44,356
Liberty Energy, Inc., Class
a
A 16,689 412,051
Mammoth Energy Services,
Inc.*(b) 2,362 8,763
Nabors Industries Ltd.* 933 69,751
Newpark Resources, Inc.* 7,599 64,440
Noble Corp. plc 11,438 531,410
Oceaneering International, Inc.* 10,206 241,678
Oil States International, Inc.* 6,401 28,613
Patterson-UTI Energy, Inc. 35,919 395,827
ProFrac Holding Corp.,
Class
a
A* 2,638 25,378
ProPetro Holding Corp.* 9,585 91,824
Ranger Energy Services, Inc.,
Class
a
A 1,492 15,741
RPC, Inc. 8,637 58,991
SEACOR Marine Holdings, Inc.* 2,446 32,189
Seadrill Ltd.* 4,759 246,849
Select Water Solutions, Inc.,
Class
a
A 8,110 88,642
Solaris Oilfield Infrastructure,
Inc., Class
a
A 2,966 27,169
TETRA Technologies, Inc.* 12,721 47,195
Tidewater, Inc.* 4,716 487,304
US Silica Holdings, Inc.* 7,655 118,576
Valaris Ltd.* 6,048 468,115
Weatherford International plc* 7,233 870,419
7,042,883
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 0.2%
Atlanta Braves Holdings, Inc.,
Class
a
A* 1,019 $ 42,829
Atlanta Braves Holdings, Inc.,
Class
a
C* 4,626 184,901
Cinemark Holdings, Inc.* 11,165 192,820
Eventbrite, Inc., Class
a
A* 7,850 39,093
IMAX Corp.* 4,560 74,966
Lions Gate Entertainment
Corp., Class
a
A* 5,919 49,187
Lions Gate Entertainment
Corp., Class
a
B* 12,236 94,462
Loop Media, Inc.* 3,989 793
Madison Square Garden
Entertainment Corp., Class
a
A* 4,034 143,368
Marcus Corp. (The) 2,461 26,210
Playstudios, Inc.* 8,816 20,012
Reservoir Media, Inc.* 2,012 16,176
Sphere Entertainment Co.* 2,703 98,660
Vivid Seats, Inc., Class
a
A* 7,579 38,274
1,021,751
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc. 14,027 68,873
Financial Services — 1.3%
Acacia Research Corp.* 3,857 21,522
Alerus Financial Corp. 1,820 35,199
A-Mark Precious Metals, Inc. 1,907 72,351
AvidXchange Holdings, Inc.* 15,332 162,366
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 2,792 83,788
Cannae Holdings, Inc.* 6,719 122,151
Cantaloupe, Inc.* 5,821 41,678
Cass Information Systems, Inc. 1,389 58,810
Compass Diversified Holdings 6,417 146,051
Enact Holdings, Inc. 3,008 92,376
Essent Group Ltd. 10,643 603,458
EVERTEC, Inc. 6,635 232,026
Federal Agricultural Mortgage
Corp., Class
a
C 927 161,919
Finance of America Cos., Inc.,
Class
a
A* 5,423 3,139
Flywire Corp.* 10,793 185,100
I3 Verticals, Inc., Class
a
A* 2,287 44,551
International Money Express,
Inc.* 3,201 66,773
Jackson Financial, Inc., Class
a
A 8,112 616,593
Marqeta, Inc., Class
a
A* 47,899 254,823
Merchants Bancorp 1,612 64,561
Mr Cooper Group, Inc.* 6,554 546,603
NewtekOne, Inc. 2,367 32,546
NMI Holdings, Inc., Class
a
A* 8,094 268,559
Ocwen Financial Corp.* 653 16,005
Pagseguro Digital Ltd., Class
a
A* 20,168 247,058
Payoneer Global, Inc.* 26,910 161,191
Paysafe Ltd.* 3,297 59,938
Paysign, Inc.* 3,315 15,017

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
139
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
PennyMac Financial Services,
Inc. 2,592 $ 234,965
Priority Technology Holdings,
Inc.* 1,790 8,180
Radian Group, Inc. 15,610 487,656
Remitly Global, Inc.* 13,814 179,513
Repay Holdings Corp., Class
a
A* 8,424 82,050
Security National Financial
Corp., Class
a
A* 1,280 10,291
StoneCo Ltd., Class
a
A* 29,564 409,166
SWK Holdings Corp.*(b) 373 6,427
Velocity Financial, Inc.* 888 16,428
Walker & Dunlop, Inc. 3,232 310,240
Waterstone Financial, Inc. 1,762 21,320
6,182,388
Food Products — 0.5%
Alico, Inc. 723 19,355
B&G Foods, Inc. 7,897 75,337
Benson Hill, Inc.* 17,582 3,279
Beyond Meat, Inc.*(b) 6,016 45,661
BRC, Inc., Class
a
A* 4,150 24,070
Calavo Growers, Inc. 1,758 47,413
Cal-Maine Foods, Inc. 4,169 257,102
Dole plc 7,265 89,868
Forafric Global plc*(b) 539 5,988
Fresh Del Monte Produce, Inc. 3,458 80,779
Hain Celestial Group, Inc. (The)* 9,081 69,560
J & J Snack Foods Corp. 1,528 248,621
John B Sanfilippo & Son, Inc. 909 91,655
Lancaster Colony Corp. 1,985 368,218
Limoneira Co. 1,777 35,576
Mission Produce, Inc.* 4,921 58,314
Seneca Foods Corp., Class
a
A* 493 29,146
Simply Good Foods Co. (The)* 9,221 354,916
SunOpta, Inc.* 9,517 57,197
TreeHouse Foods, Inc.* 5,158 187,287
Utz Brands, Inc. 7,311 135,546
Vital Farms, Inc.* 3,158 130,678
Westrock Coffee Co.*(b) 2,884 29,936
2,445,502
Gas Utilities — 0.5%
Brookfield Infrastructure Corp.,
Class
a
A 12,176 419,463
Chesapeake Utilities Corp. 2,220 248,662
New Jersey Resources Corp. 9,875 429,168
Northwest Natural Holding Co. 3,730 139,577
ONE Gas, Inc. 5,608 345,621
RGC Resources, Inc. 823 17,036
Southwest Gas Holdings, Inc. 6,341 491,998
Spire, Inc. 5,305 325,143
2,416,668
Ground Transportation — 0.2%
ArcBest Corp. 2,416 254,936
Covenant Logistics Group, Inc.,
Class
a
A 844 40,115
FTAI Infrastructure, Inc. 10,048 85,910
Heartland Express, Inc. 4,759 53,872
Investments
Shares Value
Common Stocks (a) (continued)
Marten Transport Ltd. 5,900 $ 104,430
PAM Transportation Services,
Inc.* 628 10,437
RXO, Inc.* 11,804 240,920
Universal Logistics Holdings,
Inc. 690 30,188
Werner Enterprises, Inc. 6,431 241,613
1,062,421
Health Care Equipment & Supplies — 1.5%
Accuray, Inc.* 9,576 16,950
Alphatec Holdings, Inc.* 9,362 90,905
AngioDynamics, Inc.* 3,890 24,546
Artivion, Inc.* 3,999 94,376
AtriCure, Inc.* 4,732 106,659
Atrion Corp. 140 64,435
Avanos Medical, Inc.* 4,697 93,517
Axogen, Inc.* 4,169 28,474
Axonics, Inc.* 5,052 338,939
Beyond Air, Inc.* 3,085 3,949
Butterfly Network, Inc.* 14,382 14,309
Cerus Corp.* 18,010 32,238
ClearPoint Neuro, Inc.* 2,326 12,630
CONMED Corp. 3,113 237,958
Cutera, Inc.* 1,859 3,997
CVRx, Inc.* 1,128 7,840
Embecta Corp. 5,867 72,575
Glaukos Corp.* 4,814 542,634
Haemonetics Corp.* 5,092 428,135
Inari Medical, Inc.* 5,431 271,550
Inmode Ltd.* 7,864 150,438
Inogen, Inc.* 2,363 19,613
Integer Holdings Corp.* 3,373 408,943
iRadimed Corp. 742 31,513
iRhythm Technologies, Inc.* 3,117 274,951
KORU Medical Systems, Inc.* 3,486 7,425
Lantheus Holdings, Inc.* 6,910 565,445
LeMaitre Vascular, Inc. 2,005 158,154
LivaNova plc* 5,509 336,435
Merit Medical Systems, Inc.* 5,773 468,479
Neogen Corp.* 22,127 290,970
Nevro Corp.* 3,649 34,118
Omnicell, Inc.* 4,565 148,773
OraSure Technologies, Inc.* 7,305 34,553
Orchestra BioMed Holdings,
Inc.* 1,476 10,229
Orthofix Medical, Inc.* 3,572 49,044
OrthoPediatrics Corp.* 1,612 50,907
Outset Medical, Inc.* 5,074 18,926
Paragon 28, Inc.* 4,456 34,267
PROCEPT BioRobotics Corp.* 4,098 272,107
Pulmonx Corp.* 3,782 27,419
Pulse Biosciences, Inc.* 1,640 18,942
RxSight, Inc.* 2,886 168,744
Sanara Medtech, Inc.*(b) 390 11,583
Semler Scientific, Inc.* 465 13,638
SI-BONE, Inc.* 4,037 56,720
Sight Sciences, Inc.* 2,191 14,373
Silk Road Medical, Inc.* 3,899 84,764
STAAR Surgical Co.* 4,987 207,110

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
140
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Surmodics, Inc.* 1,398 $ 58,800
Tactile Systems Technology,
Inc.* 2,389 30,412
Tela Bio, Inc.* 1,639 9,064
TransMedics Group, Inc.* 3,220 439,208
Treace Medical Concepts, Inc.* 4,589 26,983
UFP Technologies, Inc.* 723 188,240
Utah Medical Products, Inc. 348 23,765
Varex Imaging Corp.* 3,981 61,506
Vicarious Surgical, Inc.,
Class
a
A* 10,335 3,257
Zimvie, Inc.* 2,624 43,690
Zynex, Inc.*(b) 1,849 18,767
7,358,891
Health Care Providers & Services — 1.3%
23andMe Holding Co., Class
a
A* 31,577 17,216
Accolade, Inc.* 7,045 49,879
AdaptHealth Corp., Class
a
A* 9,718 92,127
Addus HomeCare Corp.* 1,587 182,203
AirSculpt Technologies, Inc.* 1,249 5,133
Alignment Healthcare, Inc.* 8,639 68,075
AMN Healthcare Services, Inc.* 3,871 216,544
Astrana Health, Inc.* 4,404 182,458
Aveanna Healthcare Holdings,
Inc.* 5,138 13,410
BrightSpring Health Services,
Inc.* 5,476 61,605
Brookdale Senior Living, Inc.* 18,926 126,993
CareMax, Inc.* 219 642
Castle Biosciences, Inc.* 2,522 58,662
Community Health Systems,
Inc.* 12,761 50,534
CorVel Corp.* 886 212,507
Cross Country Healthcare, Inc.* 3,409 51,544
DocGo, Inc.* 7,894 23,129
Enhabit, Inc.* 5,114 46,998
Ensign Group, Inc. (The) 5,537 671,306
Fulgent Genetics, Inc.* 2,078 42,911
Guardant Health, Inc.* 5,274 142,925
HealthEquity, Inc.* 8,639 705,633
Hims & Hers Health, Inc.* 12,571 244,129
InfuSystem Holdings, Inc.* 1,868 13,337
Innovage Holding Corp.* 1,920 8,525
Joint Corp. (The)* 1,445 21,689
LifeStance Health Group, Inc.* 10,773 60,006
ModivCare, Inc.* 1,294 35,352
Nano-X Imaging Ltd.*(b) 4,841 40,471
National HealthCare Corp. 1,269 134,197
National Research Corp. 1,463 41,081
NeoGenomics, Inc.* 12,935 177,339
OPKO Health, Inc.*(b) 40,941 56,089
Option Care Health, Inc.* 17,024 507,656
Owens & Minor, Inc.* 7,541 131,440
P3 Health Partners, Inc.* 4,208 2,112
Patterson Cos., Inc. 8,482 208,572
Pediatrix Medical Group, Inc.* 8,543 62,449
Pennant Group, Inc. (The)* 2,895 68,148
Performant Financial Corp.* 6,952 21,343
PetIQ, Inc., Class
a
A* 2,775 57,609
Investments
Shares Value
Common Stocks (a) (continued)
Privia Health Group, Inc.* 11,433 $ 198,591
Progyny, Inc.* 8,068 217,433
Quipt Home Medical Corp.* 4,160 13,978
RadNet, Inc.* 6,115 358,584
Select Medical Holdings Corp. 10,557 364,744
Surgery Partners, Inc.* 7,677 211,885
US Physical Therapy, Inc. 1,513 155,188
Viemed Healthcare, Inc.* 3,463 25,661
6,460,042
Health Care REITs — 0.3%
CareTrust REIT, Inc., REIT 12,188 311,647
Community Healthcare Trust,
Inc., REIT 2,710 63,577
Diversified Healthcare Trust,
REIT 24,263 58,959
Global Medical REIT, Inc., REIT 6,194 57,542
LTC Properties, Inc., REIT 4,165 143,276
National Health Investors, Inc.,
REIT 4,239 280,113
Sabra Health Care REIT, Inc.,
REIT 23,515 342,849
Universal Health Realty Income
Trust, REIT 1,306 49,079
1,307,042
Health Care Technology — 0.2%
American Well Corp., Class
a
A* 25,568 10,915
Definitive Healthcare Corp.,
Class
a
A* 4,839 25,744
Evolent Health, Inc., Class
a
A* 11,411 241,799
Health Catalyst, Inc.* 5,797 38,434
HealthStream, Inc. 2,446 66,751
Multiplan Corp.* 39,065 20,974
OptimizeRx Corp.* 1,620 19,537
Phreesia, Inc.* 5,381 101,809
Schrodinger, Inc.* 5,529 118,984
Sharecare, Inc.* 30,834 25,108
Simulations Plus, Inc. 1,610 77,666
TruBridge, Inc.* 1,450 13,645
761,366
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.,
REIT 21,903 316,279
Braemar Hotels & Resorts, Inc.,
REIT 6,658 18,576
Chatham Lodging Trust, REIT 4,893 41,395
DiamondRock Hospitality Co.,
REIT 21,358 180,902
Pebblebrook Hotel Trust, REIT 12,078 170,904
RLJ Lodging Trust, REIT 15,575 155,439
Ryman Hospitality Properties,
Inc., REIT 5,928 622,855
Service Properties Trust, REIT 16,750 90,115
Summit Hotel Properties, Inc.,
REIT 10,643 65,135
Sunstone Hotel Investors, Inc.,
REIT 20,878 214,626

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
141
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Xenia Hotels & Resorts, Inc.,
REIT 10,723 $ 155,376
2,031,602
Hotels, Restaurants & Leisure — 1.1%
Accel Entertainment, Inc.,
Class
a
A* 5,415 53,663
Bally's Corp.* 2,994 36,377
Biglari Holdings, Inc., Class
a
B* 75 14,924
BJ's Restaurants, Inc.* 2,283 79,996
Bloomin' Brands, Inc. 8,904 194,107
Bowlero Corp., Class
a
A(b) 1,683 20,953
Brinker International, Inc.* 4,452 314,445
Century Casinos, Inc.* 2,789 7,447
Cheesecake Factory, Inc. (The) 4,849 186,590
Chuy's Holdings, Inc.* 1,756 46,903
Cracker Barrel Old Country
Store, Inc.(b) 2,240 109,267
Dave & Buster's Entertainment,
Inc.* 3,439 175,698
Denny's Corp.* 5,209 38,026
Dine Brands Global, Inc. 1,570 61,936
El Pollo Loco Holdings, Inc.* 2,823 30,150
Everi Holdings, Inc.* 8,262 59,734
First Watch Restaurant Group,
Inc.* 2,256 44,398
Full House Resorts, Inc.* 3,333 16,565
Global Business Travel Group
I*(b) 3,276 19,885
Golden Entertainment, Inc. 2,056 62,235
Hilton Grand Vacations, Inc.* 8,011 331,095
Inspired Entertainment, Inc.* 2,203 20,069
International Game Technology
plc 11,032 217,772
Jack in the Box, Inc. 2,002 110,831
Krispy Kreme, Inc. 8,892 93,010
Kura Sushi USA, Inc., Class
a
A* 593 59,247
Life Time Group Holdings, Inc.* 4,534 76,081
Light & Wonder, Inc.* 9,179 876,411
Lindblad Expeditions Holdings,
Inc.* 3,549 27,469
Monarch Casino & Resort, Inc. 1,367 91,548
Mondee Holdings, Inc.,
Class
a
A*(b) 4,706 10,165
Nathan's Famous, Inc. 285 20,204
Noodles & Co., Class
a
A* 3,950 7,426
ONE Group Hospitality, Inc.
(The)* 2,187 11,372
Papa John's International, Inc. 3,338 155,083
PlayAGS, Inc.* 3,839 44,340
Portillo's, Inc., Class
a
A* 4,600 46,092
Potbelly Corp.* 2,648 23,700
RCI Hospitality Holdings, Inc. 888 39,729
Red Robin Gourmet Burgers,
Inc.* 1,560 12,636
Red Rock Resorts, Inc., Class
a
A 4,837 247,896
Rush Street Interactive, Inc.* 6,562 58,730
Sabre Corp.* 33,637 105,284
Shake Shack, Inc., Class
a
A* 3,838 364,188
Six Flags Entertainment Corp.* 7,411 188,610
Super Group SGHC Ltd.* 13,853 50,286
Investments
Shares Value
Common Stocks (a) (continued)
Sweetgreen, Inc., Class
a
A* 9,934 $ 305,470
Target Hospitality Corp.*(b) 3,174 36,057
United Parks & Resorts, Inc.* 3,695 193,212
Xponential Fitness, Inc.,
Class
a
A* 2,359 21,373
5,418,685
Household Durables — 1.2%
Beazer Homes USA, Inc.* 2,994 85,988
Cavco Industries, Inc.* 849 303,263
Century Communities, Inc. 2,888 243,776
Cricut, Inc., Class
a
A 4,853 30,234
Dream Finders Homes, Inc.,
Class
a
A* 2,460 69,889
Ethan Allen Interiors, Inc. 2,319 67,506
GoPro, Inc., Class
a
A* 12,810 19,471
Green Brick Partners, Inc.* 2,650 144,690
Helen of Troy Ltd.* 2,416 258,222
Hooker Furnishings Corp. 1,085 18,857
Hovnanian Enterprises, Inc.,
Class
a
A* 494 71,027
Installed Building Products, Inc. 2,409 510,322
iRobot Corp.* 2,783 26,745
KB Home 6,926 488,976
Landsea Homes Corp.* 2,008 19,919
La-Z-Boy, Inc. 4,412 165,538
Legacy Housing Corp.* 1,098 25,506
LGI Homes, Inc.* 2,115 203,040
Lovesac Co. (The)* 1,453 40,844
M/I Homes, Inc.* 2,735 341,656
Meritage Homes Corp. 3,699 652,319
Purple Innovation, Inc.,
Class
a
A*(b) 5,563 6,954
Skyline Champion Corp.* 5,498 382,716
Snap One Holdings Corp.* 1,857 19,907
Sonos, Inc.* 12,578 198,732
Taylor Morrison Home Corp.,
Class
a
A* 10,524 608,603
Traeger, Inc.* 3,657 9,472
Tri Pointe Homes, Inc.* 9,770 378,392
United Homes Group, Inc.*(b) 549 3,047
Vizio Holding Corp., Class
a
A* 7,796 83,729
VOXX International Corp.,
Class
a
A* 1,188 4,384
Worthington Enterprises, Inc. 3,128 178,390
5,662,114
Household Products — 0.2%
Central Garden & Pet Co.* 978 42,494
Central Garden & Pet Co.,
Class
a
A* 5,245 195,901
Energizer Holdings, Inc. 7,278 208,296
Oil-Dri Corp. of America 499 41,696
WD-40 Co. 1,379 309,848
798,235
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc., Class
a
A* 6,486 26,268
Montauk Renewables, Inc.* 6,767 36,271
Ormat Technologies, Inc. 5,491 414,022

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
142
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Sunnova Energy International,
Inc.*(b) 10,792 $ 56,334
532,895
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 2,642 54,293
Industrial REITs — 0.2%
Innovative Industrial Properties,
Inc., REIT 2,834 305,449
LXP Industrial Trust, REIT 29,435 250,198
Plymouth Industrial REIT, Inc.,
REIT 4,634 96,665
Terreno Realty Corp., REIT 9,118 515,896
1,168,208
Insurance — 0.9%
Ambac Financial Group, Inc.* 4,495 79,651
American Coastal Insurance
Corp.* 2,020 23,836
AMERISAFE, Inc. 1,938 84,943
Baldwin Insurance Group, Inc.
(The), Class
a
A* 6,115 205,953
CNO Financial Group, Inc. 11,378 326,435
Crawford & Co., Class
a
A 1,470 13,348
Donegal Group, Inc., Class
a
A 1,583 20,959
eHealth, Inc.* 2,844 16,836
Employers Holdings, Inc. 2,603 109,795
Enstar Group Ltd.* 1,211 379,213
F&G Annuities & Life, Inc. 1,901 76,819
Fidelis Insurance Holdings Ltd. 6,151 101,984
Genworth Financial, Inc.,
Class
a
A* 45,719 287,573
GoHealth, Inc., Class
a
A* 421 4,408
Goosehead Insurance, Inc.,
Class
a
A* 2,187 141,061
Greenlight Capital Re Ltd.,
Class
a
A* 2,624 34,873
Hamilton Insurance Group Ltd.,
Class
a
B* 1,693 29,204
HCI Group, Inc. 742 71,143
Hippo Holdings, Inc.* 1,082 19,086
Horace Mann Educators Corp. 4,175 142,660
Investors Title Co. 125 23,012
James River Group Holdings
Ltd. 3,759 29,358
Kingsway Financial Services,
Inc.* 1,161 9,311
Lemonade, Inc.*(b) 5,150 85,026
Maiden Holdings Ltd.* 9,214 19,626
MBIA, Inc. 4,568 25,809
Mercury General Corp. 2,723 152,025
National Western Life Group,
Inc., Class
a
A 232 113,796
NI Holdings, Inc.* 818 12,646
Oscar Health, Inc., Class
a
A* 16,355 326,446
Palomar Holdings, Inc.* 2,477 210,149
ProAssurance Corp.* 5,182 74,465
Safety Insurance Group, Inc. 1,458 112,776
Selective Insurance Group, Inc. 6,115 596,885
Investments
Shares Value
Common Stocks (a) (continued)
Selectquote, Inc.* 13,849 $ 43,209
SiriusPoint Ltd.* 7,228 95,048
Skyward Specialty Insurance
Group, Inc.* 3,024 112,856
Stewart Information Services
Corp. 2,719 172,140
Tiptree, Inc., Class
a
A 2,436 42,581
Trupanion, Inc.*(b) 4,019 120,048
United Fire Group, Inc. 2,135 47,504
Universal Insurance Holdings,
Inc. 2,467 48,625
4,643,121
Interactive Media & Services — 0.3%
Bumble, Inc., Class
a
A* 10,277 120,241
Cargurus, Inc., Class
a
A* 9,743 235,878
Cars.com, Inc.* 6,757 136,694
DHI Group, Inc.* 4,288 8,876
EverQuote, Inc., Class
a
A* 2,206 52,701
fuboTV, Inc.*(b) 28,759 35,949
Grindr, Inc.*(b) 4,164 39,558
MediaAlpha, Inc., Class
a
A* 2,334 41,499
Nextdoor Holdings, Inc.* 15,181 36,738
Outbrain, Inc.* 4,084 18,746
QuinStreet, Inc.* 5,368 94,530
Shutterstock, Inc. 2,503 101,697
System1, Inc.* 3,321 4,251
TrueCar, Inc.* 9,087 26,807
Vimeo, Inc.* 15,639 60,679
Yelp, Inc., Class
a
A* 6,763 250,028
Ziff Davis, Inc.* 4,651 267,944
ZipRecruiter, Inc., Class
a
A* 6,868 69,435
1,602,251
IT Services — 0.3%
Applied Digital Corp.* 8,860 37,478
ASGN, Inc.* 4,683 439,781
BigBear.ai Holdings, Inc.*(b) 5,261 7,891
BigCommerce Holdings, Inc.,
Series 1* 6,966 57,400
Brightcove, Inc.* 4,428 9,255
Couchbase, Inc.* 3,608 81,793
DigitalOcean Holdings, Inc.* 6,218 230,377
Fastly, Inc., Class
a
A* 12,421 97,381
Grid Dynamics Holdings, Inc.* 5,721 54,349
Hackett Group, Inc. (The) 2,540 56,667
Information Services Group,
Inc. 3,562 11,363
Perficient, Inc.* 3,487 258,561
Rackspace Technology, Inc.*(b) 6,423 12,589
Squarespace, Inc., Class
a
A* 5,767 253,748
Thoughtworks Holding, Inc.* 9,396 25,933
Tucows, Inc., Class
a
A* 1,009 22,904
Unisys Corp.* 6,747 28,945
1,686,415
Leisure Products — 0.2%
Acushnet Holdings Corp. 3,077 202,774
AMMO, Inc.* 9,156 24,721
Clarus Corp. 3,048 21,336

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
143
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Escalade, Inc. 1,012 $ 13,945
Funko, Inc., Class
a
A* 3,763 34,018
JAKKS Pacific, Inc.* 750 13,928
Johnson Outdoors, Inc.,
Class
a
A 550 20,015
Latham Group, Inc.* 3,942 15,216
Malibu Boats, Inc., Class
a
A* 2,066 79,458
Marine Products Corp. 855 8,755
MasterCraft Boat Holdings,
Inc.* 1,725 36,397
Smith & Wesson Brands, Inc. 4,645 77,897
Solo Brands, Inc., Class
a
A*(b) 2,020 3,939
Sturm Ruger & Co., Inc. 1,777 78,970
Topgolf Callaway Brands Corp.* 14,617 228,756
Vista Outdoor, Inc.* 5,870 204,746
1,064,871
Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies
Corp.* 11,528 39,772
Akoya Biosciences, Inc.*(b) 2,351 5,055
BioLife Solutions, Inc.* 3,600 77,328
Codexis, Inc.* 7,075 23,913
CryoPort, Inc.* 4,392 45,150
Cytek Biosciences, Inc.* 12,303 69,266
Harvard Bioscience, Inc.* 4,113 13,038
MaxCyte, Inc.* 8,869 39,733
Mesa Laboratories, Inc. 524 50,147
Nautilus Biotechnology, Inc.,
Class
a
A* 5,122 14,034
OmniAb, Inc.* 9,463 41,069
Pacific Biosciences of
California, Inc.* 25,588 45,803
Quanterix Corp.* 3,618 57,779
Quantum-Si, Inc.*(b) 10,327 15,697
Seer, Inc., Class
a
A* 5,950 10,710
548,494
Machinery — 2.0%
374Water, Inc.*(b) 6,263 8,017
3D Systems Corp.* 13,265 46,693
Alamo Group, Inc. 1,025 194,740
Albany International Corp.,
Class
a
A 3,178 278,774
Astec Industries, Inc. 2,308 74,987
Atmus Filtration Technologies,
Inc.* 8,551 263,713
Barnes Group, Inc. 4,974 191,449
Blue Bird Corp.* 2,838 161,794
Chart Industries, Inc.* 4,366 685,593
Columbus McKinnon Corp. 2,866 112,061
Commercial Vehicle Group,
Inc.* 3,297 17,837
Desktop Metal, Inc., Class
a
A* 28,825 16,249
Douglas Dynamics, Inc. 2,291 56,954
Energy Recovery, Inc.* 5,659 76,396
Enerpac Tool Group Corp.,
Class
a
A 5,544 217,990
Enpro, Inc. 2,127 325,984
ESCO Technologies, Inc. 2,600 283,738
Investments
Shares Value
Common Stocks (a) (continued)
Federal Signal Corp. 6,085 $ 559,942
Franklin Electric Co., Inc. 4,691 466,661
Gencor Industries, Inc.* 1,070 20,726
Gorman-Rupp Co. (The) 2,325 80,306
Greenbrier Cos., Inc. (The) 3,100 171,275
Helios Technologies, Inc. 3,367 168,619
Hillenbrand, Inc. 7,120 331,009
Hillman Solutions Corp.* 19,831 182,247
Hyliion Holdings Corp.* 15,158 22,434
Hyster-Yale, Inc. 1,132 82,172
John Bean Technologies Corp. 3,233 308,848
Kadant, Inc. 1,189 340,066
Kennametal, Inc. 8,099 208,549
Lindsay Corp. 1,122 128,828
Luxfer Holdings plc 2,711 33,400
Manitowoc Co., Inc. (The)* 3,540 44,002
Mayville Engineering Co., Inc.* 1,139 18,247
Microvast Holdings, Inc.* 22,325 8,347
Miller Industries, Inc. 1,128 68,582
Mueller Industries, Inc. 11,388 670,867
Mueller Water Products, Inc.,
Class
a
A 15,765 292,598
Nikola Corp.* 74,993 38,389
Omega Flex, Inc. 331 19,599
Park-Ohio Holdings Corp. 869 22,724
Proto Labs, Inc.* 2,635 81,606
REV Group, Inc. 3,216 88,151
Shyft Group, Inc. (The) 3,435 43,521
SPX Technologies, Inc.* 4,483 625,020
Standex International Corp. 1,200 201,852
Tennant Co. 1,881 193,103
Terex Corp. 6,757 403,190
Titan International, Inc.* 5,220 43,169
Trinity Industries, Inc. 8,246 259,337
Velo3D, Inc.* 9,328 1,399
Wabash National Corp. 4,678 105,770
Watts Water Technologies, Inc.,
Class
a
A 2,779 553,382
9,900,906
Marine Transportation — 0.2%
Costamare, Inc. 4,716 75,503
Genco Shipping & Trading Ltd. 4,274 96,251
Golden Ocean Group Ltd. 12,500 179,875
Himalaya Shipping Ltd. 3,083 29,381
Matson, Inc. 3,506 449,469
Pangaea Logistics Solutions
Ltd. 3,698 30,583
Safe Bulkers, Inc. 6,732 38,170
899,232
Media — 0.4%
Advantage Solutions, Inc.* 8,816 30,327
AMC Networks, Inc., Class
a
A* 3,136 54,378
Boston Omaha Corp., Class
a
A* 2,385 34,845
Cardlytics, Inc.* 3,710 32,500
Clear Channel Outdoor
Holdings, Inc.* 38,079 54,834
EchoStar Corp., Class
a
A* 12,359 237,293
Emerald Holding, Inc.* 1,582 9,017

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
144
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Entravision Communications
Corp., Class
a
A 6,108 $ 13,193
EW Scripps Co. (The), Class
a
A* 6,039 16,426
Gambling.com Group Ltd.* 1,557 12,036
Gannett Co., Inc.* 14,644 55,061
Gray Television, Inc. 8,581 53,545
iHeartMedia, Inc., Class
a
A* 10,543 9,759
Integral Ad Science Holding
Corp.* 6,843 63,366
John Wiley & Sons, Inc.,
Class
a
A 3,656 133,261
Magnite, Inc.* 13,756 169,749
PubMatic, Inc., Class
a
A* 4,233 92,703
Scholastic Corp. 2,611 94,727
Sinclair, Inc.(b) 3,375 47,925
Stagwell, Inc., Class
a
A* 8,440 58,489
TechTarget, Inc.* 2,634 79,600
TEGNA, Inc. 20,061 299,110
Thryv Holdings, Inc.* 3,147 66,307
Townsquare Media, Inc.,
Class
a
A 1,185 13,047
Urban One, Inc.* 1,155 1,940
Urban One, Inc., Class
a
A* 917 1,935
WideOpenWest, Inc.* 5,082 25,562
1,760,935
Metals & Mining — 1.1%
5E Advanced Materials, Inc.* 3,992 5,748
Alpha Metallurgical Resources,
Inc. 1,175 370,607
Arch Resources, Inc. 1,829 318,118
ATI, Inc.* 13,100 803,554
Caledonia Mining Corp. plc 1,666 17,410
Carpenter Technology Corp. 4,970 551,024
Century Aluminum Co.* 5,345 97,974
Coeur Mining, Inc.* 36,433 209,490
Commercial Metals Co. 11,900 670,208
Compass Minerals
International, Inc. 3,479 45,088
Constellium SE, Class
a
A* 13,086 283,574
Contango ORE, Inc.*(b) 791 18,921
Dakota Gold Corp.* 6,287 18,547
Haynes International, Inc. 1,288 75,760
Hecla Mining Co. 62,067 365,575
i-80 Gold Corp.* 20,033 21,836
Ivanhoe Electric, Inc.* 6,497 73,871
Kaiser Aluminum Corp. 1,622 158,632
Materion Corp. 2,086 238,597
Metallus, Inc.* 4,342 104,251
NioCorp Developments Ltd.* 215 507
Novagold Resources, Inc.* 24,556 96,505
Olympic Steel, Inc. 1,002 52,244
Perpetua Resources Corp.* 3,834 26,224
Piedmont Lithium, Inc.* 1,821 23,782
Radius Recycling, Inc., Class
a
A 2,668 45,649
Ramaco Resources, Inc.,
Class
a
A 2,264 32,035
Ramaco Resources, Inc.,
Class
a
B 452 4,922
Ryerson Holding Corp. 2,860 67,925
SunCoke Energy, Inc. 8,488 89,548
Investments
Shares Value
Common Stocks (a) (continued)
Tredegar Corp. 2,709 $ 14,764
Warrior Met Coal, Inc. 5,255 359,600
Worthington Steel, Inc. 3,128 103,193
5,365,683
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AFC Gamma, Inc. 1,664 19,552
Angel Oak Mortgage REIT, Inc. 1,200 14,964
Apollo Commercial Real Estate
Finance, Inc. 14,423 145,672
Arbor Realty Trust, Inc.(b) 18,697 255,775
Ares Commercial Real Estate
Corp. 5,279 36,742
ARMOUR Residential REIT, Inc. 4,994 96,584
Blackstone Mortgage Trust,
Inc., Class
a
A(b) 17,503 305,252
BrightSpire Capital, Inc.,
Class
a
A 13,084 79,158
Chicago Atlantic Real Estate
Finance, Inc. 1,663 26,109
Chimera Investment Corp. 7,703 91,666
Claros Mortgage Trust, Inc. 9,218 72,730
Dynex Capital, Inc. 5,735 70,254
Ellington Financial, Inc. 7,635 92,536
Franklin BSP Realty Trust, Inc. 8,443 107,564
Granite Point Mortgage Trust,
Inc. 5,187 16,339
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 11,156 371,383
Invesco Mortgage Capital, Inc.
(b) 4,963 46,110
KKR Real Estate Finance Trust,
Inc. 5,982 56,590
Ladder Capital Corp., Class
a
A 11,504 128,615
MFA Financial, Inc. 10,391 111,184
New York Mortgage Trust, Inc. 9,241 54,984
Nexpoint Real Estate Finance,
Inc. 821 11,675
Orchid Island Capital, Inc.(b) 5,238 44,523
PennyMac Mortgage
Investment Trust 8,830 120,794
Ready Capital Corp. 16,267 135,016
Redwood Trust, Inc. 13,375 84,798
TPG RE Finance Trust, Inc. 7,016 60,197
Two Harbors Investment Corp. 10,546 135,516
2,792,282
Multi-Utilities — 0.2%
Avista Corp. 7,877 291,292
Black Hills Corp. 6,945 392,045
Northwestern Energy Group,
Inc. 6,264 325,477
Unitil Corp. 1,622 86,761
1,095,575
Office REITs — 0.3%
Brandywine Realty Trust, REIT 17,285 79,684
City Office REIT, Inc., REIT 3,960 19,523
COPT Defense Properties, REIT 11,456 282,620
Douglas Emmett, Inc., REIT 16,381 228,515

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
145
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Easterly Government
Properties, Inc., Class
a
A, REIT 9,735 $ 115,262
Equity Commonwealth, REIT* 10,369 200,225
JBG SMITH Properties, REIT 9,535 137,304
Office Properties Income Trust,
REIT 4,887 11,191
Orion Office REIT, Inc., REIT 5,714 21,428
Paramount Group, Inc., REIT 18,788 85,485
Peakstone Realty Trust, REIT(b) 3,677 45,595
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 12,543 91,438
Postal Realty Trust, Inc.,
Class
a
A, REIT 2,072 27,723
SL Green Realty Corp., REIT 6,582 348,649
1,694,642
Oil, Gas & Consumable Fuels — 2.6%
Amplify Energy Corp.* 3,684 23,209
Ardmore Shipping Corp. 4,239 94,996
Berry Corp. 7,654 53,348
California Resources Corp. 7,077 335,096
Centrus Energy Corp., Class
a
A* 1,249 61,988
Chord Energy Corp. 4,251 788,178
Civitas Resources, Inc. 8,216 604,369
Clean Energy Fuels Corp.* 17,223 53,908
CNX Resources Corp.* 15,912 418,486
Comstock Resources, Inc.(b) 9,336 109,325
CONSOL Energy, Inc.* 3,101 321,481
Crescent Energy Co., Class
a
A 7,827 98,620
CVR Energy, Inc. 3,011 83,886
Delek US Holdings, Inc. 6,448 164,164
DHT Holdings, Inc. 13,762 166,520
Dorian LPG Ltd. 3,502 177,236
Empire Petroleum Corp.* 1,323 9,579
Encore Energy Corp.* 16,590 80,462
Energy Fuels, Inc.*(b) 16,279 113,953
Equitrans Midstream Corp. 44,370 633,604
Evolution Petroleum Corp. 3,149 18,107
Excelerate Energy, Inc., Class
a
A 1,837 32,717
FLEX LNG Ltd. 3,025 86,939
FutureFuel Corp. 2,652 11,351
Gevo, Inc.* 24,042 16,438
Golar LNG Ltd. 10,059 264,451
Granite Ridge Resources, Inc. 3,412 22,349
Green Plains, Inc.* 5,993 102,900
Gulfport Energy Corp.* 1,110 179,609
Hallador Energy Co.* 2,317 20,783
HighPeak Energy, Inc.(b) 1,221 19,267
International Seaways, Inc. 4,128 265,926
Kinetik Holdings, Inc., Class
a
A 3,698 151,581
Kosmos Energy Ltd.* 46,370 282,857
Magnolia Oil & Gas Corp.,
Class
a
A 17,967 466,244
Matador Resources Co. 11,512 730,436
Murphy Oil Corp. 14,770 632,008
NACCO Industries, Inc.,
Class
a
A 426 14,177
NextDecade Corp.* 7,926 56,750
Nordic American Tankers Ltd. 20,843 86,290
Northern Oil & Gas, Inc. 8,941 365,955
Investments
Shares Value
Common Stocks (a) (continued)
Overseas Shipholding Group,
Inc., Class
a
A 5,919 $ 50,016
Par Pacific Holdings, Inc.* 5,613 152,337
PBF Energy, Inc., Class
a
A 11,208 519,267
Peabody Energy Corp. 11,467 284,152
Permian Resources Corp.,
Class
a
A 51,644 846,445
PrimeEnergy Resources Corp.* 72 8,208
REX American Resources
Corp.* 1,575 78,734
Riley Exploration Permian, Inc. 909 26,543
Ring Energy, Inc.*(b) 12,173 21,790
SandRidge Energy, Inc. 3,240 45,230
Scorpio Tankers, Inc. 4,849 397,957
SFL Corp. Ltd. 11,695 167,355
SilverBow Resources, Inc.* 2,367 92,786
Sitio Royalties Corp., Class
a
A 8,350 195,640
SM Energy Co. 11,770 593,561
Talos Energy, Inc.* 14,130 169,701
Teekay Corp.* 6,292 61,599
Teekay Tankers Ltd., Class
a
A 2,429 176,904
Tellurian, Inc.* 59,362 30,518
Uranium Energy Corp.* 39,112 279,260
VAALCO Energy, Inc. 10,705 68,298
Verde Clean Fuels, Inc.* 63 299
Vertex Energy, Inc.* 6,632 7,494
Vital Energy, Inc.* 2,373 115,921
Vitesse Energy, Inc. 2,546 64,974
W&T Offshore, Inc. 9,980 22,255
World Kinect Corp. 6,073 159,963
12,856,750
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,659 88,159
Glatfelter Corp.* 4,494 7,281
Sylvamo Corp. 3,638 259,462
354,902
Passenger Airlines — 0.2%
Allegiant Travel Co. 1,605 85,386
Blade Air Mobility, Inc.* 6,109 18,388
Frontier Group Holdings,
Inc.*(b) 3,912 21,399
Hawaiian Holdings, Inc.* 5,174 70,677
JetBlue Airways Corp.* 34,136 190,820
Joby Aviation, Inc.*(b) 28,305 137,845
SkyWest, Inc.* 4,114 307,193
Spirit Airlines, Inc. 11,142 40,668
Sun Country Airlines Holdings,
Inc.* 4,349 46,056
918,432
Personal Care Products — 0.5%
Beauty Health Co. (The)* 8,216 18,157
BellRing Brands, Inc.* 13,400 779,478
Edgewell Personal Care Co. 5,062 195,292
elf Beauty, Inc.* 5,481 1,024,454
Herbalife Ltd.* 10,035 103,360
Inter Parfums, Inc. 1,865 223,389
Medifast, Inc. 1,089 28,031

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
146
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Nature's Sunshine Products,
Inc.* 1,341 $ 20,544
Nu Skin Enterprises, Inc.,
Class
a
A 5,062 67,578
USANA Health Sciences, Inc.* 1,153 54,883
Waldencast plc, Class
a
A*(b) 2,822 12,022
2,527,188
Pharmaceuticals — 0.8%
Aclaris Therapeutics, Inc.* 7,050 7,261
Amneal Pharmaceuticals, Inc.* 12,374 82,658
Amphastar Pharmaceuticals,
Inc.* 3,834 162,293
Amylyx Pharmaceuticals, Inc.* 5,156 8,868
ANI Pharmaceuticals, Inc.* 1,492 96,831
Arvinas, Inc.* 5,120 169,677
Assertio Holdings, Inc.* 9,241 9,193
Atea Pharmaceuticals, Inc.* 7,778 28,545
Axsome Therapeutics, Inc.* 3,618 265,670
Biote Corp., Class
a
A*(b) 1,421 9,464
Bright Green Corp.* 7,490 2,057
Cara Therapeutics, Inc.* 4,749 3,084
Cassava Sciences, Inc.*(b) 4,084 89,971
Citius Pharmaceuticals, Inc.* 13,655 9,524
Collegium Pharmaceutical, Inc.* 3,319 109,992
Corcept Therapeutics, Inc.* 8,269 249,476
CorMedix, Inc.*(b) 5,577 29,391
Edgewise Therapeutics, Inc.* 5,851 100,228
Enliven Therapeutics, Inc.* 2,368 53,446
Evolus, Inc.* 4,260 55,082
Eyenovia, Inc.*(b) 3,180 2,569
EyePoint Pharmaceuticals, Inc.* 3,785 40,537
Harmony Biosciences Holdings,
Inc.* 3,274 96,256
Harrow, Inc.* 3,075 55,196
Ikena Oncology, Inc.* 3,142 5,561
Innoviva, Inc.* 5,925 93,556
Intra-Cellular Therapies, Inc.* 10,191 685,243
Ligand Pharmaceuticals, Inc.* 1,710 145,435
Liquidia Corp.* 5,108 65,740
Longboard Pharmaceuticals,
Inc.* 2,531 47,760
Marinus Pharmaceuticals, Inc.* 5,557 7,891
Neumora Therapeutics, Inc.*(b) 1,510 14,949
Nuvation Bio, Inc.* 14,786 45,837
Ocular Therapeutix, Inc.* 11,736 66,895
Omeros Corp.*(b) 6,178 20,758
Optinose, Inc.* 7,400 7,992
Pacira BioSciences, Inc.* 4,626 140,307
Phathom Pharmaceuticals, Inc.* 3,256 30,672
Phibro Animal Health Corp.,
Class
a
A 2,075 36,582
Pliant Therapeutics, Inc.* 5,799 70,342
Prestige Consumer Healthcare,
Inc.* 5,061 325,473
Revance Therapeutics, Inc.* 8,881 25,222
Scilex Holding Co.* 4,873 5,263
scPharmaceuticals, Inc.* 2,929 11,452
SIGA Technologies, Inc. 4,676 34,976
Supernus Pharmaceuticals,
Inc.* 4,989 135,302
Investments
Shares Value
Common Stocks (a) (continued)
Taro Pharmaceutical Industries
Ltd.* 831 $ 35,583
Tarsus Pharmaceuticals, Inc.* 2,957 97,463
Terns Pharmaceuticals, Inc.* 4,401 26,450
Theravance Biopharma, Inc.* 4,933 42,522
Third Harmonic Bio, Inc.* 1,977 26,314
Trevi Therapeutics, Inc.* 4,278 10,994
Ventyx Biosciences, Inc.*(b) 4,749 22,700
Verrica Pharmaceuticals,
Inc.*(b) 2,119 18,033
WaVe Life Sciences Ltd.* 7,464 46,128
Xeris Biopharma Holdings, Inc.* 13,503 30,449
Zevra Therapeutics, Inc.* 3,689 17,154
4,134,267
Professional Services — 1.2%
Alight, Inc., Class
a
A* 42,083 326,143
Asure Software, Inc.* 2,321 17,570
Barrett Business Services, Inc. 660 87,344
BlackSky Technology, Inc.,
Class
a
A*(b) 12,322 13,431
CBIZ, Inc.* 4,866 368,940
Conduent, Inc.* 17,471 61,149
CRA International, Inc. 690 121,419
CSG Systems International, Inc. 3,008 129,795
ExlService Holdings, Inc.* 16,423 490,391
Exponent, Inc. 5,144 489,297
First Advantage Corp. 5,488 88,137
FiscalNote Holdings, Inc.* 6,064 7,762
Forrester Research, Inc.* 1,194 21,480
Franklin Covey Co.* 1,180 43,660
Heidrick & Struggles
International, Inc. 2,014 69,040
HireQuest, Inc. 543 7,075
HireRight Holdings Corp.* 1,357 19,405
Huron Consulting Group, Inc.* 1,886 166,553
IBEX Holdings Ltd.* 933 14,602
ICF International, Inc. 1,901 271,368
Innodata, Inc.*(b) 2,668 33,670
Insperity, Inc. 3,611 342,034
Kelly Services, Inc., Class
a
A 3,174 69,003
Kforce, Inc. 1,913 118,243
Korn Ferry 5,300 349,482
Legalzoom.com, Inc.* 13,582 119,250
Maximus, Inc. 6,180 532,098
Mistras Group, Inc.* 2,115 18,083
NV5 Global, Inc.* 1,410 132,512
Parsons Corp.* 4,191 319,145
Planet Labs PBC* 17,790 33,089
Resources Connection, Inc. 3,294 37,716
Skillsoft Corp.* 442 4,270
Sterling Check Corp.* 3,101 47,693
TriNet Group, Inc. 3,252 338,111
TrueBlue, Inc.* 3,087 33,340
TTEC Holdings, Inc. 1,976 12,409
Upwork, Inc.* 12,700 134,239
Verra Mobility Corp., Class
a
A* 13,899 370,269
Willdan Group, Inc.* 1,254 40,730
5,899,947

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
147
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Real Estate Management & Development — 0.3%
American Realty Investors,
Inc.*(b) 150 $ 2,113
Anywhere Real Estate, Inc.* 10,948 44,558
Compass, Inc., Class
a
A* 28,909 108,409
Cushman & Wakefield plc* 19,553 217,234
DigitalBridge Group, Inc. 16,433 224,146
Douglas Elliman, Inc.* 8,229 9,381
eXp World Holdings, Inc.(b) 7,241 81,172
Forestar Group, Inc.* 1,860 63,259
FRP Holdings, Inc.* 1,341 41,035
Kennedy-Wilson Holdings, Inc. 12,155 124,224
Marcus & Millichap, Inc. 2,409 77,883
Maui Land & Pineapple Co.,
Inc.* 766 15,810
Newmark Group, Inc., Class
a
A 13,779 143,439
Opendoor Technologies, Inc.* 57,361 125,047
RE/MAX Holdings, Inc., Class
a
A 1,773 14,344
Redfin Corp.* 11,228 72,308
RMR Group, Inc. (The), Class
a
A 1,565 36,824
St Joe Co. (The) 3,496 197,874
Star Holdings* 1,316 16,937
Stratus Properties, Inc.* 572 13,642
Tejon Ranch Co.* 2,127 38,775
Transcontinental Realty
Investors, Inc.* 127 3,710
1,672,124
Residential REITs — 0.2%
Apartment Investment and
Management Co., Class
a
A,
REIT* 14,646 115,557
BRT Apartments Corp., REIT 1,176 20,580
Centerspace, REIT 1,534 104,711
Clipper Realty, Inc., REIT 1,159 4,520
Elme Communities, REIT 8,930 137,611
Independence Realty Trust,
Inc., REIT 22,922 382,798
NexPoint Residential Trust, Inc.,
REIT 2,291 84,011
UMH Properties, Inc., REIT 6,186 93,532
Veris Residential, Inc., REIT 8,035 122,855
1,066,175
Retail REITs — 0.6%
Acadia Realty Trust, REIT 10,201 175,865
Alexander's, Inc., REIT 217 46,047
CBL & Associates Properties,
Inc., REIT(b) 2,731 60,355
Getty Realty Corp., REIT 4,848 133,853
InvenTrust Properties Corp.,
REIT 6,905 171,037
Kite Realty Group Trust, REIT 22,118 484,827
Macerich Co. (The), REIT 21,954 331,944
NETSTREIT Corp., REIT 7,025 121,884
Phillips Edison & Co., Inc., REIT 12,222 390,371
Retail Opportunity Investments
Corp., REIT 12,505 156,563
Saul Centers, Inc., REIT 1,185 43,122
Investments
Shares Value
Common Stocks (a) (continued)
SITE Centers Corp., REIT 19,362 $ 279,200
Tanger, Inc., REIT 10,626 294,871
Urban Edge Properties, REIT 11,672 206,945
Whitestone REIT, REIT 4,940 64,418
2,961,302
Semiconductors & Semiconductor Equipment — 1.7%
ACM Research, Inc., Class
a
A* 4,967 107,287
Aehr Test Systems* 2,806 32,297
Alpha & Omega Semiconductor
Ltd.* 2,356 69,054
Ambarella, Inc.* 3,916 228,146
Amkor Technology, Inc. 11,433 372,601
Atomera, Inc.* 2,271 9,447
Axcelis Technologies, Inc.* 3,311 372,454
CEVA, Inc.* 2,360 47,011
Cohu, Inc.* 4,742 152,882
Credo Technology Group
Holding Ltd.* 12,621 329,029
Diodes, Inc.* 4,587 340,034
FormFactor, Inc.* 7,835 428,731
Ichor Holdings Ltd.* 2,931 111,349
Impinj, Inc.* 2,368 387,571
indie Semiconductor, Inc.,
Class
a
A*(b) 15,292 101,998
inTEST Corp.* 1,191 11,862
Kulicke & Soffa Industries, Inc. 5,637 257,442
MACOM Technology Solutions
Holdings, Inc.* 5,629 569,317
Maxeon Solar Technologies
Ltd.* 2,986 5,614
MaxLinear, Inc., Class
a
A* 7,723 137,238
Navitas Semiconductor Corp.,
Class
a
A* 11,494 44,942
NVE Corp. 485 37,602
Onto Innovation, Inc.* 4,974 1,077,866
PDF Solutions, Inc.* 3,144 110,103
Photronics, Inc.* 6,200 169,570
Power Integrations, Inc. 5,770 438,578
Rambus, Inc.* 10,941 604,600
Semtech Corp.* 6,495 252,591
Silicon Laboratories, Inc.* 3,225 406,898
SiTime Corp.* 1,804 219,763
SkyWater Technology, Inc.*(b) 1,892 14,304
SMART Global Holdings, Inc.* 5,242 107,880
Synaptics, Inc.* 4,010 375,777
Transphorm, Inc.* 3,043 14,546
Ultra Clean Holdings, Inc.* 4,518 209,545
Veeco Instruments, Inc.* 5,166 209,998
8,365,927
Software — 3.2%
8x8, Inc.* 12,526 34,196
A10 Networks, Inc. 7,174 108,686
ACI Worldwide, Inc.* 11,017 396,722
Adeia, Inc. 10,867 128,557
Agilysys, Inc.* 2,054 196,095
Alarm.com Holdings, Inc.* 4,865 318,220
Alkami Technology, Inc.* 4,119 112,984
Altair Engineering, Inc., Class
a
A* 5,575 486,865

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
148
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
American Software, Inc.,
Class
a
A 3,280 $ 33,653
Amplitude, Inc., Class
a
A* 6,979 62,253
Appfolio, Inc., Class
a
A* 1,949 444,996
Appian Corp., Class
a
A* 4,166 118,273
Asana, Inc., Class
a
A* 8,431 110,025
Aurora Innovation, Inc.,
Class
a
A* 36,257 86,654
AvePoint, Inc.* 15,081 136,031
Bit Digital, Inc.*(b) 9,191 22,794
Blackbaud, Inc.* 4,422 344,651
BlackLine, Inc.* 5,785 276,060
Box, Inc., Class
a
A* 14,321 390,247
Braze, Inc., Class
a
A* 5,431 204,477
C3.ai, Inc., Class
a
A*(b) 8,383 247,885
Cerence, Inc.* 4,197 14,438
Cipher Mining, Inc.*(b) 4,370 16,213
Cleanspark, Inc.* 19,582 314,683
Clear Secure, Inc., Class
a
A 8,438 142,518
CommVault Systems, Inc.* 4,475 481,443
Consensus Cloud Solutions,
Inc.* 1,938 36,570
CoreCard Corp.* 734 10,247
CS Disco, Inc.* 2,334 13,654
CXApp, Inc.* 222 524
Daily Journal Corp.* 142 53,818
Digimarc Corp.*(b) 1,444 38,757
Digital Turbine, Inc.* 9,815 18,550
Domo, Inc., Class
a
B* 3,286 21,885
E2open Parent Holdings, Inc.* 17,461 81,368
eGain Corp.* 2,112 13,031
Enfusion, Inc., Class
a
A* 4,016 37,791
Envestnet, Inc.* 5,096 333,839
Everbridge, Inc.* 4,195 145,818
EverCommerce, Inc.* 2,369 22,719
Expensify, Inc., Class
a
A* 5,660 8,547
Freshworks, Inc., Class
a
A* 16,456 211,953
Instructure Holdings, Inc.* 1,979 43,835
Intapp, Inc.* 4,046 145,251
InterDigital, Inc. 2,613 297,542
Jamf Holding Corp.* 7,181 114,321
Kaltura, Inc.* 8,734 9,171
LivePerson, Inc.* 7,967 5,469
LiveRamp Holdings, Inc.* 6,557 205,168
Marathon Digital Holdings, Inc.* 22,756 444,197
Matterport, Inc.* 26,315 115,786
MeridianLink, Inc.* 2,593 48,152
MicroStrategy, Inc., Class
a
A* 1,510 2,301,993
Mitek Systems, Inc.* 4,422 55,496
Model N, Inc.* 3,921 117,199
N-able, Inc.* 7,102 94,812
NextNav, Inc.*(b) 5,686 44,891
Olo, Inc., Class
a
A* 10,499 48,085
ON24, Inc.* 2,980 17,701
OneSpan, Inc.* 4,069 53,589
Ooma, Inc.* 2,448 21,151
PagerDuty, Inc.* 9,064 171,944
PowerSchool Holdings, Inc.,
Class
a
A* 5,751 123,301
Progress Software Corp. 4,479 226,861
Investments
Shares Value
Common Stocks (a) (continued)
PROS Holdings, Inc.* 4,540 $ 133,839
Q2 Holdings, Inc.* 5,781 351,600
Qualys, Inc.* 3,779 531,403
Rapid7, Inc.* 6,159 222,586
Red Violet, Inc.* 1,132 23,738
Rimini Street, Inc.* 5,305 13,634
Riot Platforms, Inc.*(b) 20,081 195,589
Sapiens International Corp. NV 3,120 104,582
SEMrush Holdings, Inc.,
Class
a
A* 3,219 49,122
SolarWinds Corp. 5,242 60,702
SoundHound AI, Inc.,
Class
a
A*(b) 14,014 70,771
SoundThinking, Inc.* 1,002 16,102
Sprinklr, Inc., Class
a
A* 10,724 120,216
Sprout Social, Inc., Class
a
A* 4,931 160,997
SPS Commerce, Inc.* 3,730 701,576
Tenable Holdings, Inc.* 11,821 498,728
Terawulf, Inc.* 15,629 34,071
Varonis Systems, Inc., Class
a
B* 11,042 474,364
Verint Systems, Inc.* 6,217 184,396
Veritone, Inc.* 2,685 7,921
Viant Technology, Inc., Class
a
A* 1,508 14,341
Weave Communications, Inc.* 3,490 30,188
Workiva, Inc., Class
a
A* 5,049 388,622
Xperi, Inc.* 4,410 38,852
Yext, Inc.* 10,866 54,873
Zeta Global Holdings Corp.,
Class
a
A* 14,266 232,964
Zuora, Inc., Class
a
A* 13,774 139,806
15,840,188
Specialized REITs — 0.2%
Farmland Partners, Inc., REIT 4,539 49,294
Four Corners Property Trust,
Inc., REIT 9,191 224,352
Gladstone Land Corp., REIT 3,402 45,927
Outfront Media, Inc., REIT 14,991 216,620
PotlatchDeltic Corp., REIT 8,037 343,421
Safehold, Inc., REIT 4,943 95,301
Uniti Group, Inc., REIT 24,196 76,459
1,051,374
Specialty Retail — 1.5%
1-800-Flowers.com, Inc.,
Class
a
A* 2,644 25,594
Aaron's Co., Inc. (The) 3,057 25,923
Abercrombie & Fitch Co.,
Class
a
A* 4,959 857,262
Academy Sports & Outdoors,
Inc. 7,347 423,848
American Eagle Outfitters, Inc. 18,560 407,763
America's Car-Mart, Inc.* 596 35,921
Arko Corp. 8,122 48,732
Asbury Automotive Group, Inc.* 2,103 494,352
BARK, Inc.* 13,546 17,610
Beyond, Inc.* 4,581 69,311
Big 5 Sporting Goods Corp. 2,181 7,568
Boot Barn Holdings, Inc.* 3,071 365,234
Buckle, Inc. (The) 3,101 119,513

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
149
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Build-A-Bear Workshop, Inc. 1,316 $ 35,624
Caleres, Inc. 3,450 119,646
Camping World Holdings, Inc.,
Class
a
A 4,245 85,325
CarParts.com, Inc.* 5,526 6,521
Carvana Co., Class
a
A* 10,478 1,047,590
Cato Corp. (The), Class
a
A 1,764 10,584
Children's Place, Inc. (The)* 1,210 14,823
Designer Brands, Inc., Class
a
A 4,272 42,934
Destination XL Group, Inc.* 5,706 20,256
Duluth Holdings, Inc., Class
a
B* 1,371 5,415
Envela Corp.* 768 3,625
EVgo, Inc., Class
a
A*(b) 10,507 21,329
Foot Locker, Inc. 8,343 231,351
Genesco, Inc.* 1,122 31,977
Group 1 Automotive, Inc. 1,385 430,707
GrowGeneration Corp.* 5,973 15,112
Guess?, Inc. 2,858 66,506
Haverty Furniture Cos., Inc. 1,484 42,160
Hibbett, Inc. 1,180 102,164
J Jill, Inc. 461 15,536
Lands' End, Inc.* 1,474 21,063
Lazydays Holdings, Inc.* 772 2,748
Leslie's, Inc.* 18,036 103,166
MarineMax, Inc.* 2,214 63,055
Monro, Inc. 3,015 71,305
National Vision Holdings, Inc.* 7,888 119,030
ODP Corp. (The)* 3,240 126,878
OneWater Marine, Inc., Class
a
A* 1,189 30,724
PetMed Express, Inc. 2,084 8,878
Rent the Runway, Inc., Class
a
A* 261 6,264
Revolve Group, Inc., Class
a
A* 4,038 77,045
Sally Beauty Holdings, Inc.* 10,901 132,774
Shoe Carnival, Inc. 1,848 69,762
Signet Jewelers Ltd. 4,438 485,917
Sleep Number Corp.* 2,169 32,795
Sonic Automotive, Inc., Class
a
A 1,491 84,495
Sportsman's Warehouse
Holdings, Inc.* 3,801 14,482
Stitch Fix, Inc., Class
a
A* 9,081 22,430
ThredUp, Inc., Class
a
A* 7,486 15,047
Tile Shop Holdings, Inc.* 2,924 19,298
Tilly's, Inc., Class
a
A* 2,274 13,121
Torrid Holdings, Inc.*(b) 1,224 8,213
Upbound Group, Inc. 5,433 178,311
Urban Outfitters, Inc.* 6,481 270,323
Warby Parker, Inc., Class
a
A* 8,742 154,821
Winmark Corp. 291 103,567
Zumiez, Inc.* 1,616 30,349
7,513,677
Technology Hardware, Storage & Peripherals — 0.9%
CompoSecure, Inc., Class
a
A(b) 1,695 10,755
Corsair Gaming, Inc.* 3,751 43,474
CPI Card Group, Inc.* 434 11,366
Eastman Kodak Co.* 5,788 30,908
Immersion Corp. 3,128 31,249
Intevac, Inc.* 2,627 10,061
IonQ, Inc.*(b) 16,624 135,486
Super Micro Computer, Inc.* 5,167 4,053,580
Investments
Shares Value
Common Stocks (a) (continued)
Turtle Beach Corp.* 1,658 $ 27,490
Xerox Holdings Corp. 11,885 167,103
4,521,472
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc., Class
a
A* 9,827 5,793
Figs, Inc., Class
a
A* 12,978 68,783
Fossil Group, Inc.* 4,889 5,867
G-III Apparel Group Ltd.* 4,195 126,102
Hanesbrands, Inc.* 35,746 183,020
Kontoor Brands, Inc. 5,710 418,771
Movado Group, Inc. 1,555 41,208
Oxford Industries, Inc. 1,519 168,138
Rocky Brands, Inc. 708 27,605
Steven Madden Ltd. 7,506 333,642
Vera Bradley, Inc.* 2,663 21,730
Wolverine World Wide, Inc. 7,891 107,475
1,508,134
Tobacco — 0.1%
Ispire Technology, Inc.* 1,780 12,567
Turning Point Brands, Inc. 1,737 56,991
Universal Corp. 2,448 117,406
Vector Group Ltd. 14,764 161,961
348,925
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc. 2,342 19,766
Applied Industrial Technologies,
Inc. 3,921 756,753
Beacon Roofing Supply, Inc.* 6,424 623,513
BlueLinx Holdings, Inc.* 861 88,588
Boise Cascade Co. 4,034 553,828
Custom Truck One Source, Inc.* 5,677 27,079
Distribution Solutions Group,
Inc.* 1,016 33,914
DNOW, Inc.* 10,816 157,805
DXP Enterprises, Inc.* 1,335 66,323
EVI Industries, Inc. 657 13,764
FTAI Aviation Ltd. 10,114 852,812
GATX Corp. 3,608 497,760
Global Industrial Co. 1,332 46,101
GMS, Inc.* 4,069 382,323
H&E Equipment Services, Inc. 3,267 154,758
Herc Holdings, Inc. 2,869 416,206
Hudson Technologies, Inc.* 4,450 39,650
Karat Packaging, Inc. 690 19,693
McGrath RentCorp 2,508 273,322
MRC Global, Inc.* 8,521 113,244
Rush Enterprises, Inc., Class
a
A 6,161 278,046
Rush Enterprises, Inc., Class
a
B 926 39,142
Titan Machinery, Inc.* 2,091 39,353
Transcat, Inc.* 833 106,124
Willis Lease Finance Corp. 300 19,539
Xometry, Inc., Class
a
A* 3,445 52,846
5,672,252
Water Utilities — 0.2%
American States Water Co. 3,765 277,066

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
150
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Artesian Resources Corp.,
Class
a
A 930 $ 33,359
Cadiz, Inc.* 4,113 12,462
California Water Service Group 5,872 292,954
Consolidated Water Co. Ltd. 1,526 41,355
Global Water Resources, Inc. 1,169 15,104
Middlesex Water Co. 1,780 95,907
Pure Cycle Corp.* 2,108 19,604
SJW Group 3,242 177,370
York Water Co. (The) 1,447 53,597
1,018,778
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 6,732 71,258
Spok Holdings, Inc. 1,804 27,439
Telephone and Data Systems,
Inc. 10,050 199,895
298,592
Total Common Stocks
(Cost $229,324,409)
262,108,516
Number of
Rights
Rights — 0 .0% (d)
Biotechnology — 0.0%(d)
Aduro Biotech, Inc., CVR*(e) 899 —
Cartesian Therapeutics, Inc.*(e) 9,359 1,684
Chinook Therape, CVR*(e) 4,511 —
Oncternal Therapeutics, Inc.,
CVR*(e) 23 —
Tobira Therapeutics, Inc.,
CVR*(e) 218 —
1,684
Food Products — 0.0%(d)
Contraf-Nicotex-Tobacco
GmbH, CVR*(e) 1,074 537
Health Care Equipment & Supplies — 0.0%(d)
Pulse Biosciences, Inc.,
expiring 6/13/2024*(e) 1,640 279
Total Rights
(Cost $3,929) 2,500
Shares
Securities Lending Reinvestments (f) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 5.24% (g)
(Cost $2,715,015) 2,715,015 2,715,015
Investments
Principal
Amount Value
Short-Term Investments — 27 .5%
Repurchase Agreements (h) — 12 .3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $60,349,781
(Cost $60,323,057) $ 60,323,057 $ 60,323,057
U.S. Treasury Obligations (a) — 15 .2%
U.S. Treasury Bills
5.29%, 6/27/2024 (i) 20,000,000 19,929,940
5.32%, 7/18/2024 (i) 30,000,000 29,803,019
5.22%, 8/8/2024 (i) 25,000,000 24,759,833
Total U.S. Treasury Obligations
(Cost $74,477,289) 74,492,792
Total Short-Term Investments
(Cost $134,800,346) 134,815,849
Total Investments — 81.6%
(Cost $366,843,699) 399,641,880
Other assets less liabilities — 18.4% 90,333,020
Net Assets — 100.0% $ 489,974,900
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $49,191,718.
(b) The security or a portion of this security is on loan at May 31,
2024. The total value of securities on loan at May 31, 2024 was
$2,737,240, collateralized in the form of cash with a value of
$2,715,015 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $132,863 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from July
5, 2024 – August 15, 2053. The total value of collateral is
$2,847,878.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) Illiquid security.
(f) The security was purchased with cash collateral held from securities on loan at May 31, 2024. The total value of securities purchased was $2,715,015.
(g) Rate shown is the 7-day yield as of May 31, 2024.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(i) The rate shown was the current yield as of May 31, 2024.

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
151
URTY
::
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 84,530,411
Aggregate gross unrealized depreciation (18,730,702)
Net unrealized appreciation $ 65,799,709
Federal income tax cost $ 395,891,732
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 344 6/21/2024 U.S. Dollar $ 35,703,760 $ 675,567
Swap Agreements
a
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
187,551,708 3/6/2025
Bank of
America NA 5.68% Russell 2000
®
Index 7,013,485 (6,086,376) — 927,109
132,212,992 11/6/2025
Barclays
Capital 5.93% Russell 2000
®
Index 3,528,511 (2,761,397) — 767,114
129,939,990 2/11/2025
BNP Paribas
SA 5.58% Russell 2000
®
Index 5,462,046 (4,822,510) — 639,536
183,697,126 11/6/2025 Citibank NA 5.62% Russell 2000
®
Index 6,289,543 (5,296,754) — 992,789
220,450,214 3/6/2025
Goldman Sachs
International 5.88% Russell 2000
®
Index 18,822,547 (18,061,615) — 760,932
129,799,221 11/6/2025
Morgan
Stanley & Co.
International plc 5.78% Russell 2000
®
Index 5,032,326 (4,304,970) — 727,356
89,139,798 3/6/2026
Societe
Generale 5.98% Russell 2000
®
Index 3,286,399 (2,817,580) — 468,819
99,283,435 11/7/2024 UBS AG 5.68% Russell 2000
®
Index 11,939,137 (11,533,404) — 405,733
1,172,074,484 61,373,994
Total Unrealized
Appreciation
61,373,994
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO S&P500
®
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
152
UPRO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 60.9%
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.* 3,341 $ 941,059
Boeing Co. (The)* 27,179 4,827,262
General Dynamics Corp. 10,726 3,215,333
General Electric Co. 51,492 8,503,389
Howmet Aerospace, Inc. 18,480 1,564,332
Huntington Ingalls Industries,
Inc. 1,866 472,285
L3Harris Technologies, Inc. 8,959 2,014,252
Lockheed Martin Corp. 10,160 4,778,654
Northrop Grumman Corp. 6,663 3,003,481
RTX Corp. 62,821 6,772,732
Textron, Inc. 9,338 818,102
TransDigm Group, Inc. 2,626 3,527,322
40,438,203
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 5,502 475,208
Expeditors International of
Washington, Inc. 6,941 839,167
FedEx Corp. 10,863 2,758,767
United Parcel Service, Inc.,
Class
a
B 34,255 4,759,047
8,832,189
Automobile Components — 0.0%(a)
Aptiv plc* 13,179 1,097,283
BorgWarner, Inc. 10,863 387,375
1,484,658
Automobiles — 0.8%
Ford Motor Co. 184,751 2,241,030
General Motors Co. 54,648 2,458,613
Tesla, Inc.* 131,196 23,363,384
28,063,027
Banks — 2.1%
Bank of America Corp. 325,922 13,033,621
Citigroup, Inc. 90,095 5,613,819
Citizens Financial Group, Inc. 22,037 777,686
Comerica, Inc. 6,305 323,068
Fifth Third Bancorp 32,217 1,205,560
Huntington Bancshares, Inc. 68,571 954,508
JPMorgan Chase & Co. 136,908 27,741,668
KeyCorp 44,324 636,936
M&T Bank Corp. 7,854 1,190,666
PNC Financial Services Group,
Inc. (The) 18,888 2,972,782
Regions Financial Corp. 43,748 846,524
Truist Financial Corp. 63,129 2,383,120
US Bancorp 73,770 2,991,374
Wells Fargo & Co. 170,413 10,211,147
70,882,479
Beverages — 0.8%
Brown-Forman Corp., Class
a
B 8,581 393,525
Coca-Cola Co. (The) 184,195 11,591,391
Investments
Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 7,605 $ 1,902,999
Keurig Dr Pepper, Inc. 49,313 1,688,970
Molson Coors Beverage Co.,
Class
a
B 8,750 479,588
Monster Beverage Corp.* 34,961 1,815,175
PepsiCo, Inc. 65,069 11,250,430
29,122,078
Biotechnology — 1.2%
AbbVie, Inc. 83,584 13,477,084
Amgen, Inc. 25,340 7,750,239
Biogen, Inc.* 6,917 1,555,910
Gilead Sciences, Inc. 58,984 3,790,902
Incyte Corp.* 8,791 508,032
Moderna, Inc.* 15,718 2,240,601
Regeneron Pharmaceuticals,
Inc.* 4,977 4,878,256
Vertex Pharmaceuticals, Inc.* 12,246 5,576,094
39,777,118
Broadline Retail — 2.3%
Amazon.com, Inc.* 432,758 76,355,822
eBay, Inc. 24,591 1,333,324
Etsy, Inc.* 5,728 363,556
78,052,702
Building Products — 0.3%
A O Smith Corp. 5,809 485,865
Allegion plc 4,149 505,431
Builders FirstSource, Inc.* 5,830 937,406
Carrier Global Corp. 39,547 2,498,975
Johnson Controls International
plc 32,258 2,319,673
Masco Corp. 10,454 730,943
Trane Technologies plc 10,752 3,520,850
10,999,143
Capital Markets — 1.7%
Ameriprise Financial, Inc. 4,734 2,066,912
Bank of New York Mellon Corp.
(The) 35,964 2,143,814
BlackRock, Inc. 6,603 5,097,714
Blackstone, Inc. 34,048 4,102,784
Cboe Global Markets, Inc. 4,972 860,106
Charles Schwab Corp. (The) 70,448 5,162,429
CME Group, Inc. 17,078 3,466,492
FactSet Research Systems, Inc. 1,792 724,434
Franklin Resources, Inc. 14,187 334,813
Goldman Sachs Group, Inc.
(The) 15,407 7,033,604
Intercontinental Exchange, Inc. 27,135 3,633,377
Invesco Ltd. 21,310 334,780
MarketAxess Holdings, Inc. 1,783 354,692
Moody's Corp. 7,505 2,979,410
Morgan Stanley 59,267 5,798,683
MSCI, Inc., Class
a
A 3,724 1,844,050
Nasdaq, Inc. 16,032 946,369
Northern Trust Corp. 9,679 815,359
Raymond James Financial, Inc. 8,892 1,091,493

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
153
UPRO
::
Investments
Shares Value
Common Stocks (continued)
S&P Global, Inc. 15,253 $ 6,520,810
State Street Corp. 14,269 1,078,594
T. Rowe Price Group, Inc. 10,591 1,247,938
57,638,657
Chemicals — 0.9%
Air Products and Chemicals,
Inc. 10,579 2,821,419
Albemarle Corp. 5,532 678,168
Celanese Corp., Class
a
A 4,734 719,757
CF Industries Holdings, Inc. 9,028 719,803
Corteva, Inc. 33,224 1,858,551
Dow, Inc. 33,261 1,916,831
DuPont de Nemours, Inc. 20,302 1,668,012
Eastman Chemical Co. 5,529 560,254
Ecolab, Inc. 11,982 2,782,220
FMC Corp. 5,905 359,910
International Flavors &
Fragrances, Inc. 12,056 1,159,546
Linde plc 22,978 10,007,379
LyondellBasell Industries NV,
Class
a
A 12,131 1,206,064
Mosaic Co. (The) 15,449 477,838
PPG Industries, Inc. 11,149 1,465,090
Sherwin-Williams Co. (The) 11,134 3,382,509
31,783,351
Commercial Services & Supplies — 0.3%
Cintas Corp. 4,072 2,760,694
Copart, Inc.* 41,356 2,194,349
Republic Services, Inc., Class
a
A 9,649 1,786,898
Rollins, Inc. 13,297 607,540
Veralto Corp. 10,410 1,026,218
Waste Management, Inc. 17,312 3,648,158
12,023,857
Communications Equipment — 0.5%
Arista Networks, Inc.* 11,902 3,542,630
Cisco Systems, Inc. 192,406 8,946,879
F5, Inc.* 2,797 472,609
Juniper Networks, Inc. 15,283 545,145
Motorola Solutions, Inc. 7,834 2,858,705
16,365,968
Construction & Engineering — 0.0%(a)
Quanta Services, Inc. 6,937 1,914,196
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 2,911 1,665,325
Vulcan Materials Co. 6,353 1,624,907
3,290,232
Consumer Finance — 0.3%
American Express Co. 27,104 6,504,960
Capital One Financial Corp. 18,008 2,478,441
Discover Financial Services 11,820 1,449,841
Synchrony Financial 19,276 844,289
11,277,531
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp. 20,981 $ 16,992,302
Dollar General Corp. 10,439 1,429,204
Dollar Tree, Inc.* 9,852 1,162,043
Kroger Co. (The) 31,342 1,641,381
Sysco Corp. 23,592 1,717,969
Target Corp. 21,881 3,416,937
Walgreens Boots Alliance, Inc. 33,888 549,663
Walmart, Inc. 202,573 13,321,201
40,230,700
Containers & Packaging — 0.1%
Amcor plc 68,403 695,658
Avery Dennison Corp. 3,795 863,704
Ball Corp. 14,899 1,034,438
International Paper Co. 16,420 740,378
Packaging Corp. of America 4,190 768,823
Westrock Co. 12,203 654,569
4,757,570
Distributors — 0.1%
Genuine Parts Co. 6,621 954,351
LKQ Corp. 12,639 543,856
Pool Corp. 1,823 662,752
2,160,959
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 338,436 6,166,304
Verizon Communications, Inc. 198,990 8,188,438
14,354,742
Electric Utilities — 1.0%
Alliant Energy Corp. 12,051 620,506
American Electric Power Co.,
Inc. 24,911 2,248,218
Constellation Energy Corp. 15,141 3,289,382
Duke Energy Corp. 36,499 3,780,201
Edison International 18,203 1,398,901
Entergy Corp. 9,990 1,123,775
Evergy, Inc. 10,854 593,280
Eversource Energy 16,575 981,737
Exelon Corp. 47,150 1,770,482
FirstEnergy Corp. 24,402 982,425
NextEra Energy, Inc. 97,175 7,775,943
NRG Energy, Inc. 10,664 863,784
PG&E Corp. 100,989 1,872,336
Pinnacle West Capital Corp. 5,358 422,532
PPL Corp. 34,892 1,023,382
Southern Co. (The) 51,585 4,134,022
Xcel Energy, Inc. 26,135 1,449,186
34,330,092
Electrical Equipment — 0.5%
AMETEK, Inc. 10,933 1,854,018
Eaton Corp. plc 18,932 6,301,516
Emerson Electric Co. 27,090 3,038,415
GE Vernova, Inc.* 12,911 2,271,045
Generac Holdings, Inc.* 2,892 425,731

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
154
UPRO
::
Investments
Shares Value
Common Stocks (continued)
Hubbell, Inc., Class
a
B 2,530 $ 983,892
Rockwell Automation, Inc. 5,413 1,394,010
16,268,627
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class
a
A 28,424 3,762,485
CDW Corp. 6,336 1,416,856
Corning, Inc. 36,384 1,355,668
Jabil, Inc. 6,025 716,373
Keysight Technologies, Inc.* 8,261 1,143,983
TE Connectivity Ltd. 14,664 2,195,201
Teledyne Technologies, Inc.* 2,239 888,771
Trimble, Inc.* 11,757 654,630
Zebra Technologies Corp.,
Class
a
A* 2,418 755,238
12,889,205
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 47,361 1,585,646
Halliburton Co. 42,115 1,545,621
Schlumberger NV 67,587 3,101,567
6,232,834
Entertainment — 0.8%
Electronic Arts, Inc. 11,534 1,532,638
Live Nation Entertainment, Inc.* 6,701 628,152
Netflix, Inc.* 20,517 13,164,117
Take-Two Interactive Software,
Inc.* 7,566 1,213,284
Walt Disney Co. (The) 86,853 9,024,895
Warner Bros Discovery, Inc.* 105,040 865,530
26,428,616
Financial Services — 2.5%
Berkshire Hathaway, Inc.,
Class
a
B* 86,151 35,700,975
Corpay, Inc.* 3,427 917,305
Fidelity National Information
Services, Inc. 28,042 2,127,827
Fiserv, Inc.* 28,425 4,256,928
Global Payments, Inc. 12,371 1,259,986
Jack Henry & Associates, Inc. 3,447 567,652
Mastercard, Inc., Class
a
A 39,042 17,454,507
PayPal Holdings, Inc.* 50,762 3,197,498
Visa, Inc., Class
a
A 74,915 20,411,341
85,894,019
Food Products — 0.5%
Archer-Daniels-Midland Co. 25,284 1,578,733
Bunge Global SA 6,936 746,244
Campbell Soup Co. 9,362 415,486
Conagra Brands, Inc. 22,592 675,049
General Mills, Inc. 26,868 1,847,175
Hershey Co. (The) 7,087 1,402,021
Hormel Foods Corp. 13,696 424,302
J M Smucker Co. (The) 5,045 563,224
Kellanova 12,454 751,474
Kraft Heinz Co. (The) 37,746 1,335,076
Lamb Weston Holdings, Inc. 6,889 608,230
Investments
Shares Value
Common Stocks (continued)
McCormick & Co., Inc.
(Non-Voting) 11,878 $ 857,829
Mondelez International, Inc.,
Class
a
A 63,728 4,367,280
Tyson Foods, Inc., Class
a
A 13,532 774,707
16,346,830
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 7,133 826,857
Ground Transportation — 0.6%
CSX Corp. 93,575 3,158,156
JB Hunt Transport Services,
Inc. 3,930 631,747
Norfolk Southern Corp. 10,670 2,398,616
Old Dominion Freight Line, Inc. 8,447 1,480,337
Uber Technologies, Inc.* 97,425 6,289,758
Union Pacific Corp. 28,890 6,726,170
20,684,784
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories 82,146 8,394,500
Align Technology, Inc.* 3,382 869,884
Baxter International, Inc. 24,054 820,001
Becton Dickinson & Co. 13,650 3,166,390
Boston Scientific Corp.* 69,351 5,240,855
Cooper Cos., Inc. (The) 9,389 885,477
Dexcom, Inc.* 18,281 2,171,234
Edwards Lifesciences Corp.* 28,706 2,494,264
GE HealthCare Technologies,
Inc. 19,211 1,498,458
Hologic, Inc.* 11,165 823,754
IDEXX Laboratories, Inc.* 3,937 1,956,492
Insulet Corp.* 3,382 599,257
Intuitive Surgical, Inc.* 16,642 6,692,081
Medtronic plc 62,934 5,120,940
ResMed, Inc. 6,956 1,435,231
Solventum Corp.* 6,534 387,728
STERIS plc 4,683 1,043,747
Stryker Corp. 15,972 5,447,889
Teleflex, Inc. 2,226 465,390
Zimmer Biomet Holdings, Inc. 9,948 1,145,512
50,659,084
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. 11,531 1,144,682
Cencora, Inc. 7,814 1,770,418
Centene Corp.* 25,314 1,812,229
Cigna Group (The) 13,812 4,759,891
CVS Health Corp. 59,587 3,551,385
DaVita, Inc.* 2,540 373,685
Elevance Health, Inc. 11,176 6,018,053
HCA Healthcare, Inc. 9,356 3,178,701
Henry Schein, Inc.* 6,122 424,499
Humana, Inc. 5,782 2,070,650
Labcorp Holdings, Inc.* 4,025 784,513
McKesson Corp. 6,261 3,566,203
Molina Healthcare, Inc.* 2,760 868,241
Quest Diagnostics, Inc. 5,254 745,910
UnitedHealth Group, Inc. 43,775 21,684,822

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
155
UPRO
::
Investments
Shares Value
Common Stocks (continued)
Universal Health Services, Inc.,
Class
a
B 2,875 $ 545,675
53,299,557
Health Care REITs — 0.1%
Healthpeak Properties, Inc.,
REIT 33,505 666,749
Ventas, Inc., REIT 18,998 954,839
Welltower, Inc., REIT 26,153 2,711,282
4,332,870
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 33,432 599,770
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class
a
A* 20,652 2,993,094
Booking Holdings, Inc. 1,640 6,193,214
Caesars Entertainment, Inc.* 10,192 362,428
Carnival Corp.* 47,722 719,648
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,293 4,046,469
Darden Restaurants, Inc. 5,717 859,780
Domino's Pizza, Inc. 1,640 834,071
Expedia Group, Inc.* 6,164 695,669
Hilton Worldwide Holdings, Inc. 11,909 2,388,945
Las Vegas Sands Corp. 17,510 788,475
Marriott International, Inc.,
Class
a
A 11,725 2,710,468
McDonald's Corp. 34,331 8,887,953
MGM Resorts International* 12,983 521,527
Norwegian Cruise Line Holdings
Ltd.* 20,182 335,021
Royal Caribbean Cruises Ltd.* 11,153 1,647,075
Starbucks Corp. 53,613 4,300,835
Wynn Resorts Ltd. 4,577 434,266
Yum! Brands, Inc. 13,309 1,829,056
40,547,994
Household Durables — 0.2%
DR Horton, Inc. 14,178 2,095,508
Garmin Ltd. 7,228 1,184,308
Lennar Corp., Class
a
A 11,747 1,883,632
Mohawk Industries, Inc.* 2,491 303,728
NVR, Inc.* 155 1,190,513
PulteGroup, Inc. 10,020 1,175,546
7,833,235
Household Products — 0.8%
Church & Dwight Co., Inc. 11,710 1,253,087
Clorox Co. (The) 5,875 772,915
Colgate-Palmolive Co. 38,979 3,623,488
Kimberly-Clark Corp. 15,913 2,121,203
Procter & Gamble Co. (The) 111,432 18,335,021
26,105,714
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 31,685 684,079
Vistra Corp. 15,868 1,572,202
2,256,281
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.3%
3M Co. 26,177 $ 2,621,365
Honeywell International, Inc. 31,215 6,311,361
8,932,726
Industrial REITs — 0.1%
Prologis, Inc., REIT 43,732 4,831,949
Insurance — 1.3%
Aflac, Inc. 24,938 2,241,178
Allstate Corp. (The) 12,407 2,078,421
American International Group,
Inc. 33,239 2,619,898
Aon plc, Class
a
A 9,460 2,664,314
Arch Capital Group Ltd.* 17,609 1,807,212
Arthur J Gallagher & Co. 10,244 2,595,113
Assurant, Inc. 2,443 423,787
Brown & Brown, Inc. 11,170 999,827
Chubb Ltd. 19,185 5,195,682
Cincinnati Financial Corp. 7,488 880,439
Everest Group Ltd. 2,050 801,407
Globe Life, Inc. 4,061 336,088
Hartford Financial Services
Group, Inc. (The) 14,168 1,465,680
Loews Corp. 8,689 667,315
Marsh & McLennan Cos., Inc. 23,252 4,826,650
MetLife, Inc. 29,068 2,103,651
Principal Financial Group, Inc. 10,412 854,200
Progressive Corp. (The) 27,734 5,856,866
Prudential Financial, Inc. 17,126 2,061,114
Travelers Cos., Inc. (The) 10,784 2,326,109
W R Berkley Corp. 9,579 776,186
Willis Towers Watson plc 4,832 1,233,561
44,814,698
Interactive Media & Services — 4.0%
Alphabet, Inc., Class
a
A* 278,956 48,119,910
Alphabet, Inc., Class
a
C* 233,627 40,641,753
Match Group, Inc.* 12,915 395,587
Meta Platforms, Inc., Class
a
A 104,128 48,610,074
137,767,324
IT Services — 0.6%
Accenture plc, Class
a
A 29,685 8,379,779
Akamai Technologies, Inc.* 7,132 657,856
Cognizant Technology Solutions
Corp., Class
a
A 23,596 1,560,875
EPAM Systems, Inc.* 2,745 488,418
Gartner, Inc.* 3,671 1,540,608
International Business
Machines Corp. 43,301 7,224,772
VeriSign, Inc.* 4,154 724,125
20,576,433
Leisure Products — 0.0%(a)
Hasbro, Inc. 6,148 367,527

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
156
UPRO
::
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. 13,869 $ 1,808,656
Bio-Rad Laboratories, Inc.,
Class
a
A* 982 281,697
Bio-Techne Corp. 7,496 578,616
Charles River Laboratories
International, Inc.* 2,416 503,591
Danaher Corp. 31,114 7,990,075
Illumina, Inc.* 7,574 789,817
IQVIA Holdings, Inc.* 8,703 1,906,740
Mettler-Toledo International,
Inc.* 1,003 1,408,302
Revvity, Inc. 5,837 637,751
Thermo Fisher Scientific, Inc. 18,326 10,408,801
Waters Corp.* 2,813 868,936
West Pharmaceutical Services,
Inc. 3,500 1,159,935
28,342,917
Machinery — 1.0%
Caterpillar, Inc. 24,118 8,164,425
Cummins, Inc. 6,713 1,891,253
Deere & Co. 12,371 4,636,156
Dover Corp. 6,606 1,214,315
Fortive Corp. 16,563 1,232,950
IDEX Corp. 3,566 744,010
Illinois Tool Works, Inc. 12,917 3,135,602
Ingersoll Rand, Inc. 19,111 1,778,279
Nordson Corp. 2,557 600,179
Otis Worldwide Corp. 19,187 1,903,350
PACCAR, Inc. 24,780 2,663,796
Parker-Hannifin Corp. 6,065 3,223,669
Pentair plc 7,802 634,927
Snap-on, Inc. 2,488 678,876
Stanley Black & Decker, Inc. 7,240 631,111
Westinghouse Air Brake
Technologies Corp. 8,458 1,431,347
Xylem, Inc. 11,385 1,605,513
36,169,758
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 4,680 1,343,722
Comcast Corp., Class
a
A 187,567 7,508,307
Fox Corp., Class
a
A 11,304 389,197
Fox Corp., Class
a
B 6,307 201,446
Interpublic Group of Cos., Inc.
(The) 18,176 570,181
News Corp., Class
a
A 17,953 488,142
News Corp., Class
a
B 5,421 151,137
Omnicom Group, Inc. 9,352 869,362
Paramount Global, Class
a
B 22,843 272,060
11,793,554
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 67,894 3,580,051
Newmont Corp. 54,525 2,286,778
Nucor Corp. 11,690 1,973,856
Investments
Shares Value
Common Stocks (continued)
Steel Dynamics, Inc. 7,186 $ 961,990
8,802,675
Multi-Utilities — 0.4%
Ameren Corp. 12,434 912,283
CenterPoint Energy, Inc. 29,841 910,449
CMS Energy Corp. 13,966 878,880
Consolidated Edison, Inc. 16,375 1,548,256
Dominion Energy, Inc. 39,615 2,136,041
DTE Energy Co. 9,806 1,142,693
NiSource, Inc. 19,545 567,978
Public Service Enterprise
Group, Inc. 23,611 1,788,769
Sempra 29,719 2,289,255
WEC Energy Group, Inc. 14,904 1,207,671
13,382,275
Office REITs — 0.0%(a)
Alexandria Real Estate Equities,
Inc., REIT 7,510 893,690
Boston Properties, Inc., REIT 6,891 418,077
1,311,767
Oil, Gas & Consumable Fuels — 2.2%
APA Corp. 14,259 435,327
Chevron Corp. 82,136 13,330,673
ConocoPhillips 55,730 6,491,430
Coterra Energy, Inc. 35,617 1,015,797
Devon Energy Corp. 30,332 1,488,695
Diamondback Energy, Inc. 8,449 1,683,548
EOG Resources, Inc. 27,639 3,442,437
EQT Corp. 19,526 802,323
Exxon Mobil Corp. 213,701 25,058,579
Hess Corp. 13,006 2,004,225
Kinder Morgan, Inc. 91,554 1,784,387
Marathon Oil Corp. 27,733 803,148
Marathon Petroleum Corp. 17,422 3,076,899
Occidental Petroleum Corp. 31,143 1,946,438
ONEOK, Inc. 27,581 2,234,061
Phillips 66 20,307 2,885,828
Targa Resources Corp. 10,546 1,246,854
Valero Energy Corp. 16,084 2,527,440
Williams Cos., Inc. (The) 57,585 2,390,353
74,648,442
Passenger Airlines — 0.1%
American Airlines Group, Inc.* 30,975 356,213
Delta Air Lines, Inc. 30,316 1,546,722
Southwest Airlines Co. 28,272 758,820
United Airlines Holdings, Inc.* 15,500 821,345
3,483,100
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 11,075 1,366,212
Kenvue, Inc. 90,731 1,751,108
3,117,320

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
157
UPRO
::
Investments
Shares Value
Common Stocks (continued)
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co. 96,336 $ 3,958,446
Catalent, Inc.* 8,531 458,882
Eli Lilly & Co. 37,752 30,969,476
Johnson & Johnson 113,992 16,719,207
Merck & Co., Inc. 119,991 15,063,670
Pfizer, Inc. 267,326 7,661,563
Viatris, Inc. 56,815 602,239
Zoetis, Inc., Class
a
A 21,762 3,689,965
79,123,448
Professional Services — 0.4%
Automatic Data Processing, Inc. 19,486 4,772,511
Broadridge Financial Solutions,
Inc. 5,552 1,114,675
Dayforce, Inc.* 7,397 365,856
Equifax, Inc. 5,832 1,349,467
Jacobs Solutions, Inc. 5,933 826,704
Leidos Holdings, Inc. 6,505 956,560
Paychex, Inc. 15,203 1,826,792
Paycom Software, Inc. 2,265 329,150
Robert Half, Inc. 4,910 315,369
Verisk Analytics, Inc., Class
a
A 6,922 1,749,743
13,606,827
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 14,115 1,243,108
CoStar Group, Inc.* 19,369 1,514,075
2,757,183
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 6,702 1,291,341
Camden Property Trust, REIT 5,115 525,055
Equity Residential, REIT 16,373 1,064,736
Essex Property Trust, Inc., REIT 3,026 786,125
Invitation Homes, Inc., REIT 27,244 947,819
Mid-America Apartment
Communities, Inc., REIT 5,501 735,539
UDR, Inc., REIT 14,299 552,227
5,902,842
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 3,475 350,801
Kimco Realty Corp., REIT 31,572 611,234
Realty Income Corp., REIT 39,419 2,091,572
Regency Centers Corp., REIT 7,765 476,771
Simon Property Group, Inc.,
REIT 15,396 2,329,569
5,859,947
Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.* 76,516 12,770,603
Analog Devices, Inc. 23,502 5,510,984
Applied Materials, Inc. 39,431 8,480,819
Broadcom, Inc. 20,790 27,620,555
Enphase Energy, Inc.* 6,426 821,885
Investments
Shares Value
Common Stocks (continued)
First Solar, Inc.* 5,122 $ 1,391,955
Intel Corp. 200,085 6,172,622
KLA Corp. 6,396 4,857,954
Lam Research Corp. 6,225 5,804,439
Microchip Technology, Inc. 25,534 2,482,671
Micron Technology, Inc. 52,257 6,532,125
Monolithic Power Systems, Inc. 2,264 1,665,466
NVIDIA Corp. 117,017 128,289,248
NXP Semiconductors NV 12,249 3,332,953
ON Semiconductor Corp.* 20,192 1,474,824
Qorvo, Inc.* 4,574 450,036
QUALCOMM, Inc. 52,802 10,774,248
Skyworks Solutions, Inc. 7,578 702,177
Teradyne, Inc. 7,218 1,017,305
Texas Instruments, Inc. 43,035 8,392,255
238,545,124
Software — 6.2%
Adobe, Inc.* 21,363 9,501,408
ANSYS, Inc.* 4,109 1,304,402
Autodesk, Inc.* 10,108 2,037,773
Cadence Design Systems, Inc.* 12,923 3,699,984
Fair Isaac Corp.* 1,170 1,509,218
Fortinet, Inc.* 30,201 1,791,523
Gen Digital, Inc. 26,553 659,311
Intuit, Inc. 13,213 7,616,502
Microsoft Corp. 351,714 146,007,034
Oracle Corp. 75,515 8,849,603
Palo Alto Networks, Inc.* 14,900 4,394,159
PTC, Inc.* 5,724 1,008,798
Roper Technologies, Inc. 5,120 2,727,731
Salesforce, Inc. 45,837 10,746,026
ServiceNow, Inc.* 9,673 6,354,484
Synopsys, Inc.* 7,198 4,036,638
Tyler Technologies, Inc.* 1,989 955,436
213,200,030
Specialized REITs — 0.6%
American Tower Corp., REIT 22,036 4,313,327
Crown Castle, Inc., REIT 20,561 2,107,502
Digital Realty Trust, Inc., REIT 14,374 2,089,117
Equinix, Inc., REIT 4,489 3,425,017
Extra Space Storage, Inc., REIT 9,982 1,445,094
Iron Mountain, Inc., REIT 13,785 1,112,312
Public Storage, REIT 7,548 2,066,869
SBA Communications Corp.,
Class
a
A, REIT 5,172 1,017,229
VICI Properties, Inc., Class
a
A,
REIT 49,014 1,407,192
Weyerhaeuser Co., REIT 34,585 1,038,588
20,022,247
Specialty Retail — 1.1%
AutoZone, Inc.* 820 2,271,351
Bath & Body Works, Inc. 10,674 554,407
Best Buy Co., Inc. 9,046 767,282
CarMax, Inc.* 7,532 529,198
Home Depot, Inc. (The) 47,141 15,786,107
Lowe's Cos., Inc. 27,230 6,025,727
O'Reilly Automotive, Inc.* 2,810 2,706,760

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
158
UPRO
::
Investments
Shares Value
Common Stocks (continued)
Ross Stores, Inc. 15,967 $ 2,231,548
TJX Cos., Inc. (The) 53,918 5,558,946
Tractor Supply Co. 5,116 1,459,544
Ulta Beauty, Inc.* 2,287 903,571
38,794,441
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc. 687,165 132,107,471
Hewlett Packard Enterprise Co. 61,559 1,086,516
HP, Inc. 41,284 1,506,866
NetApp, Inc. 9,762 1,175,638
Seagate Technology Holdings
plc 9,282 865,454
Super Micro Computer, Inc.* 2,288 1,794,959
Western Digital Corp.* 15,316 1,153,141
139,690,045
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 1,210 1,323,643
Lululemon Athletica, Inc.* 5,425 1,692,546
NIKE, Inc., Class
a
B 57,614 5,476,211
Ralph Lauren Corp., Class
a
A 1,840 343,859
Tapestry, Inc. 10,837 471,301
9,307,560
Tobacco — 0.3%
Altria Group, Inc. 83,456 3,859,840
Philip Morris International, Inc. 73,521 7,453,559
11,313,399
Trading Companies & Distributors — 0.2%
Fastenal Co. 27,117 1,789,180
United Rentals, Inc. 3,167 2,120,021
WW Grainger, Inc. 2,171 2,000,490
5,909,691
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 9,278 1,213,284
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 24,735 4,327,636
Total Common Stocks
(Cost $2,200,259,364)
2,096,901,898
Investments
Principal
Amount Value
Short-Term Investments — 22.2%
Repurchase Agreements (b) — 2.5%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $87,028,264
(Cost $86,989,726) $ 86,989,726 $ 86,989,726
U.S. Treasury Obligations (c) — 19.7%
U.S. Treasury Bills
5.30%, 6/18/2024 (d) 50,000,000 49,890,343
5.27%, 6/27/2024 (d) 150,000,000 149,474,550
5.30%, 7/9/2024 (d) 100,000,000 99,473,625
5.11%, 7/18/2024 (d) 50,000,000 49,671,698
5.13%, 7/25/2024 (d) 75,000,000 74,428,542
5.26%, 8/8/2024 (d) 255,000,000 252,550,299
Total U.S. Treasury Obligations
(Cost $675,393,966) 675,489,057
Total Short-Term Investments
(Cost $762,383,692) 762,478,783
Total Investments — 83.1%
(Cost $2,962,643,056) 2,859,380,681
Other assets less liabilities — 16.9% 581,858,177
Net Assets — 100.0% $ 3,441,238,858
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $596,855,664.
(d) The rate shown was the current yield as of May 31, 2024.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 591,622,231
Aggregate gross unrealized depreciation (168,098,070)
Net unrealized appreciation $ 423,524,161
Federal income tax cost $ 2,977,045,247
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 1,240 6/21/2024 U.S. Dollar $ 328,321,000 $ 7,796,992

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
159
UPRO
::
Swap Agreements
a
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,033,943,372 12/8/2025
Bank of
America NA 6.03% S&P 500
®
24,966,219 (18,665,238) — 6,300,981
550,702,891 3/6/2026
Barclays
Capital 6.03% S&P 500
®
6,872,369 (2,841,564) — 4,030,805
1,076,480,102 12/8/2025
BNP Paribas
SA 5.93% S&P 500
®
33,221,382 (25,801,071) (13) 7,420,298
1,081,615,120 3/6/2025 Citibank NA 5.93% S&P 500
®
148,175,307 (144,933,320) — 3,241,987
1,105,379,747 11/6/2025
Goldman Sachs
International 6.08% S&P 500
®
62,979,751 (56,630,048) — 6,349,703
648,294,606 4/7/2025
J.P. Morgan
Securities 5.83% S&P 500
®
64,271,058 (64,271,058) — —
661,757,534 3/6/2025
Morgan
Stanley & Co.
International plc 5.88% S&P 500
®
105,856,409 (103,156,846) — 2,699,563
1,102,999,590 11/6/2025
Societe
Generale 6.08% S&P 500
®
63,589,596 (59,076,212) — 4,513,384
637,454,600 4/7/2025 UBS AG 5.93% S&P 500
®
23,459,644 (18,994,662) (47,940) 4,417,042
7,898,627,562 533,391,735
Total Unrealized
Appreciation
533,391,735
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT 20+ YEAR TREASURY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
160
TTT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 42 .2%
Repurchase Agreements (a) — 6 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,413,050
(Cost $2,411,982) $ 2,411,982 $ 2,411,982
U.S. Treasury Obligations (b) — 36 .0%
U.S. Treasury Bills
5.29%, 6/27/2024 (c)
(Cost $13,946,967) 14,000,000 13,950,958
Total Short-Term Investments
(Cost $16,358,949) 16,362,940
Total Investments — 42.2%
(Cost $16,358,949) 16,362,940
Other assets less liabilities — 57.8% 22,430,039
Net Assets — 100.0% $ 38,792,979
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,809,194.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 22,163,134
Aggregate gross unrealized depreciation (4,169)
Net unrealized appreciation $ 22,158,965
Federal income tax cost $ 16,358,949
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 7 9/19/2024 U.S. Dollar $ 815,281 $ (4,169)
Swap Agreements
a
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(5,058,658) 11/6/2024
Bank of
America NA (5.23)%
ICE U.S. Treasury
20+ Year Bond Index 8,528,274 (8,519,093) (9,181) —
(18,665,992) 12/10/2024
Barclays
Capital (5.26)%
ICE U.S. Treasury
20+ Year Bond Index 2,861,375 (2,810,822) (50,553) —
(23,748,891) 12/10/2024 Citibank NA (5.18)%
ICE U.S. Treasury
20+ Year Bond Index 1,515,218 (1,515,218) — —
(373,842) 11/6/2024
Goldman Sachs
International (5.19)%
ICE U.S. Treasury
20+ Year Bond Index 8,298,033 (8,298,033) — —
(23,203,152) 12/10/2024
Morgan
Stanley & Co.
International plc (5.27)%
ICE U.S. Treasury
20+ Year Bond Index 214,197 (212,847) (1,350) —
(6,158,154) 12/10/2024
Societe
Generale (5.22)%
ICE U.S. Treasury
20+ Year Bond Index 21,959 — — 21,959
(38,994,454) 12/10/2024 UBS AG (5.18)%
ICE U.S. Treasury
20+ Year Bond Index 720,087 (713,393) (6,694) —
(116,203,143) 22,159,143
Total Unrealized
Appreciation
22,159,143
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
161
TTT
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT DOW30
~
SM
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
162
SDOW
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 153 .6%
Repurchase Agreements (a) — 7 .7%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $22,145,646
(Cost $22,135,841) $ 22,135,841 $ 22,135,841
U.S. Treasury Obligations (b) — 145 .9%
U.S. Treasury Bills
5.28%, 6/20/2024 (c) 50,000,000 49,875,805
5.30%, 7/9/2024 (c) 75,000,000 74,605,219
4.91%, 7/11/2024 (c) 100,000,000 99,444,250
5.21%, 9/19/2024 (c) 100,000,000 98,430,825
5.29%, 11/7/2024 (c) 100,000,000 97,750,430
Total U.S. Treasury Obligations
(Cost $420,089,038) 420,106,529
Total Short-Term Investments
(Cost $442,224,879) 442,242,370
Total Investments — 153.6%
(Cost $442,224,879) 442,242,370
Liabilities in excess of other assets — (53.6%) (154,276,447)
Net Assets — 100.0% $ 287,965,923
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $174,589,301.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,271,320
Aggregate gross unrealized depreciation (133,698,609)
Net unrealized depreciation $ (128,427,289)
Federal income tax cost $ 442,224,879
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
DJIA CBOT E-Mini Index 68 6/21/2024 U.S. Dollar $ 13,188,940 $ 473,747

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRAPRO SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
163
SDOW
::
Swap Agreements
a
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(123,331,988) 3/6/2025
Bank of
America NA (5.83)%
Dow Jones Industrial
Average
SM
(9,233,870) 9,233,870 — —
(187,899,456) 11/6/2025
Barclays
Capital (5.63)%
Dow Jones Industrial
Average
SM
(18,189,023) 18,189,023 — —
(32,689,940) 2/11/2025
BNP Paribas
SA (5.63)%
Dow Jones Industrial
Average
SM
(15,295,677) 15,295,677 — —
(144,029,169) 3/6/2026 Citibank NA (5.63)%
Dow Jones Industrial
Average
SM
4,736,963 (4,736,963) — —
(41,278,304) 11/7/2024
Goldman Sachs
International (5.83)%
Dow Jones Industrial
Average
SM
(32,902,871) 32,802,871 100,000 —
(106,000,517) 3/6/2025
Morgan
Stanley & Co.
International plc (5.13)%
Dow Jones Industrial
Average
SM
(13,906,980) 13,906,980 — —
(110,062,581) 3/6/2025
Societe
Generale (5.73)%
Dow Jones Industrial
Average
SM
(14,535,445) 13,715,445 820,000 —
(105,448,424) 11/7/2024 UBS AG (5.18)%
Dow Jones Industrial
Average
SM
(29,591,624) 29,591,624 — —
(850,740,379) (128,918,527)
Total Unrealized
Appreciation
4,736,963
Total Unrealized
Depreciation
(133,655,490)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT MIDCAP400 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
164
MZZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 74 .7%
Repurchase Agreements (a) — 74 .7%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,740,793
(Cost $2,739,580) $ 2,739,580 $ 2,739,580
Total Investments — 74.7%
(Cost $2,739,580) 2,739,580
Other assets less liabilities — 25.3% 927,757
Net Assets — 100.0% $ 3,667,337
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 379,685
Aggregate gross unrealized depreciation (1,262,984)
Net unrealized depreciation $ (883,299)
Federal income tax cost $ 2,739,580
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P Midcap 400 E-Mini Index 1 6/21/2024 U.S. Dollar $ 299,190 $ 1,158
Swap Agreements
a
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(4,644,313) 11/6/2025
Bank of
America NA (5.68)% S&P MidCap 400
®
(84,703) — 84,703 —
(2,365,408) 2/11/2025
BNP Paribas
SA (5.53)% S&P MidCap 400
®
(550,673) — 550,673 —
(1,208,058) 3/6/2026 Citibank NA (5.53)% S&P MidCap 400
®
50,158 — — 50,158
(2,150,642) 3/6/2025
Morgan
Stanley & Co.
International plc (5.13)% S&P MidCap 400
®
(627,608) — 627,608 —
(334,081) 11/14/2024
Societe
Generale (5.41)% S&P MidCap 400
®
328,369 (328,369) — —
(10,702,502) (884,457)
Total Unrealized
Appreciation
378,527
Total Unrealized
Depreciation
(1,262,984)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRAPRO SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
165
SQQQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 155 .7%
Repurchase Agreements (a) — 3 .7%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $102,408,276
(Cost $102,362,928) $ 102,362,928 $ 102,362,928
U.S. Treasury Obligations (b) — 152 .0%
U.S. Treasury Bills
5.22%, 6/6/2024 (c) 310,000,000 309,864,583
5.29%, 6/11/2024 (c) 200,000,000 199,766,022
5.27%, 6/13/2024 (c) 450,000,000 449,342,501
5.30%, 6/18/2024 (c) 150,000,000 149,671,030
5.17%, 7/5/2024 (c) 160,000,000 159,250,578
5.30%, 7/9/2024 (c) 250,000,000 248,684,062
4.91%, 7/11/2024 (c) 100,000,000 99,444,250
5.29%, 7/16/2024 (c) 150,000,000 149,056,015
5.23%, 7/18/2024 (c) 250,000,000 248,358,490
5.13%, 7/25/2024 (c) 100,000,000 99,238,056
5.23%, 8/8/2024 (c) 900,000,000 891,353,997
5.23%, 9/5/2024 (c) 100,000,000 98,638,306
5.21%, 9/19/2024 (c) 150,000,000 147,646,238
5.27%, 10/3/2024 (c) 275,000,000 270,167,868
5.29%, 11/7/2024 (c) 400,000,000 391,001,720
5.28%, 11/21/2024 (c) 300,000,000 292,660,536
Total U.S. Treasury Obligations
(Cost $4,203,477,969) 4,204,144,252
Total Short-Term Investments
(Cost $4,305,840,897) 4,306,507,180
Total Investments — 155.7%
(Cost $4,305,840,897) 4,306,507,180
Liabilities in excess of other assets — (55.7%) (1,541,407,762)
Net Assets — 100.0% $ 2,765,099,418
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,173,073,578.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 17,454,329
Aggregate gross unrealized depreciation (1,309,915,604)
Net unrealized depreciation $ (1,292,461,275)
Federal income tax cost $ 4,305,840,897
Futures Contracts Sold
UltraPro Short QQQ had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq 100 E-Mini Index 92 6/21/2024 U.S. Dollar $ 34,207,440 $ 7,643

See accompanying notes to the financial statements.
ULTRAPRO SHORT QQQ :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
166
SQQQ
::
Swap Agreements
a
UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,286,146,924) 3/6/2025
Bank of
America NA (5.83)% Nasdaq-100 Index
®
(152,164,152) 152,164,152 — —
(917,990,518) 11/6/2025
Barclays
Capital (5.63)% Nasdaq-100 Index
®
(243,134,857) 243,134,857 — —
(729,046,445) 1/26/2026
BNP Paribas
SA (5.73)% Nasdaq-100 Index
®
(18,179,494) 18,179,494 — —
(1,044,503,154) 3/6/2026 Citibank NA (5.68)% Nasdaq-100 Index
®
16,715,305 (16,485,388) — 229,917
(1,051,009,518) 3/13/2025
Goldman Sachs
International (5.68)% Nasdaq-100 Index
®
(248,973,306) 248,973,306 — —
(844,566,847) 4/7/2025
J.P. Morgan
Securities (5.63)% Nasdaq-100 Index
®
(120,873,430) 120,873,430 — —
(744,895,280) 1/26/2026
Morgan
Stanley & Co.
International plc (5.13)% Nasdaq-100 Index
®
(194,503) 194,503 — —
(754,886,535) 11/6/2025
Societe
Generale (6.03)% Nasdaq-100 Index
®
(272,812,157) 272,812,157 — —
(887,937,121) 11/6/2025 UBS AG (5.48)% Nasdaq-100 Index
®
(253,518,607) 253,518,607 — —
(8,260,982,342) (1,293,135,201)
Total Unrealized
Appreciation
16,715,305
Total Unrealized
Depreciation
(1,309,850,506)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRAPRO SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
167
SRTY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 112 .7%
Repurchase Agreements (a) — 6 .7%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $8,054,078
(Cost $8,050,511) $ 8,050,511 $ 8,050,511
U.S. Treasury Obligations (b) — 106 .0%
U.S. Treasury Bills
5.21%, 9/19/2024 (c) 50,000,000 49,215,412
5.29%, 11/7/2024 (c) 30,000,000 29,325,129
5.28%, 11/21/2024 (c) 50,000,000 48,776,756
Total U.S. Treasury Obligations
(Cost $127,303,522) 127,317,297
Total Short-Term Investments
(Cost $135,354,033) 135,367,808
Total Investments — 112.7%
(Cost $135,354,033) 135,367,808
Liabilities in excess of other assets — (12.7%) (15,217,058)
Net Assets — 100.0% $ 120,150,750
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $45,045,658.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 434,243
Aggregate gross unrealized depreciation (47,169,803)
Net unrealized depreciation $ (46,735,560)
Federal income tax cost $ 135,354,033
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000 E-Mini Index 53 6/21/2024 U.S. Dollar $ 5,500,870 $ 94,173
Swap Agreements
a
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(51,088,738) 3/6/2026
Bank of
America NA (5.18)% Russell 2000
®
Index (320,882) — 320,882 —
(73,597,262) 11/6/2025
Barclays
Capital (5.53)% Russell 2000
®
Index (11,049,112) 383,805 10,665,307 —
(16,159,435) 3/6/2026
BNP Paribas
SA (5.23)% Russell 2000
®
Index (285,626) — 285,626 —
(30,606,872) 11/6/2025 Citibank NA (5.14)% Russell 2000
®
Index (11,628,580) 8,538,255 3,090,325 —
(104,407,007) 11/6/2025
Goldman Sachs
International (5.48)% Russell 2000
®
Index (10,162,932) 1,250,486 8,912,446 —
(16,923,313) 1/26/2026
Morgan
Stanley & Co.
International plc (5.03)% Russell 2000
®
Index 35,647 (35,647) — —
(7,630,499) 1/26/2026
Societe
Generale (5.28)% Russell 2000
®
Index 281,408 (251,085) (5,534) 24,789
(54,562,528) 11/6/2025 UBS AG (5.18)% Russell 2000
®
Index (13,713,431) 11,550,615 2,162,816 —
(354,975,654) (46,843,508)
Total Unrealized
Appreciation
317,055
Total Unrealized
Depreciation
(47,160,563)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
ULTRAPRO SHORT RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
168
SRTY
::
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
169
SPXU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 136 .2%
Repurchase Agreements (a) — 9 .4%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $57,497,612
(Cost $57,472,152) $ 57,472,152 $ 57,472,152
U.S. Treasury Obligations (b) — 126 .8%
U.S. Treasury Bills
5.22%, 6/6/2024 (c) 30,000,000 29,986,895
5.29%, 6/11/2024 (c) 50,000,000 49,941,506
5.32%, 6/13/2024 (c) 100,000,000 99,853,890
5.30%, 6/18/2024 (c) 75,000,000 74,835,515
5.28%, 6/20/2024 (c) 75,000,000 74,813,708
5.17%, 7/5/2024 (c) 30,000,000 29,859,483
5.30%, 7/9/2024 (c) 100,000,000 99,473,625
5.11%, 7/18/2024 (c) 50,000,000 49,671,698
5.13%, 7/25/2024 (c) 50,000,000 49,619,028
5.25%, 8/8/2024 (c) 50,000,000 49,519,667
5.21%, 9/19/2024 (c) 100,000,000 98,430,825
5.29%, 11/7/2024 (c) 50,000,000 48,875,215
5.28%, 11/21/2024 (c) 25,000,000 24,388,378
Total U.S. Treasury Obligations
(Cost $779,153,941) 779,269,433
Total Short-Term Investments
(Cost $836,626,093) 836,741,585
Total Investments — 136.2%
(Cost $836,626,093) 836,741,585
Liabilities in excess of other assets — (36.2%) (222,226,488)
Net Assets — 100.0% $ 614,515,097
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $326,016,873.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 969,193
Aggregate gross unrealized depreciation (217,927,814)
Net unrealized depreciation $ (216,958,621)
Federal income tax cost $ 836,626,093
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 126 6/21/2024 U.S. Dollar $ 33,361,650 $ (2,374)

See accompanying notes to the financial statements.
ULTRAPRO SHORT S&P500
®
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
170
SPXU
::
Swap Agreements
a
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(154,863,253) 3/6/2025
Bank of
America NA (5.73)% S&P 500
®
(63,960,992) 63,960,992 — —
(374,930,143) 3/6/2026
Barclays
Capital (5.63)% S&P 500
®
(3,252,617) — — (3,252,617)
(121,672,993) 11/6/2025
BNP Paribas
SA (5.63)% S&P 500
®
(1,655,093) 1,655,093 — —
(191,278,072) 3/6/2026 Citibank NA (5.58)% S&P 500
®
827,298 (827,268) (30) —
(98,446,672) 1/26/2026
Goldman Sachs
International (5.83)% S&P 500
®
(956,292) 956,292 — —
(173,883,400) 4/7/2025
J.P. Morgan
Securities (5.53)% S&P 500
®
(38,840,950) 38,840,950 — —
(229,054,489) 4/10/2025
Morgan
Stanley & Co.
International plc (5.13)% S&P 500
®
(25,370,477) 25,370,477 — —
(242,654,632) 1/26/2026
Societe
Generale (5.78)% S&P 500
®
(1,504,767) 1,504,767 — —
(223,415,406) 11/7/2024 UBS AG (5.58)% S&P 500
®
(82,357,849) 79,999,849 2,358,000 —
(1,810,199,060) (217,071,739)
Total Unrealized
Appreciation
827,298
Total Unrealized
Depreciation
(217,899,037)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRASHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
171
PST
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 75 .4%
Repurchase Agreements (a) — 75 .4%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $12,866,014
(Cost $12,860,319) $ 12,860,319 $ 12,860,319
Total Investments — 75.4%
(Cost $12,860,319) 12,860,319
Other assets less liabilities — 24.6% 4,202,765
Net Assets — 100.0% $ 17,063,084
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,963,067
Aggregate gross unrealized depreciation (265,472)
Net unrealized appreciation $ 2,697,595
Federal income tax cost $ 12,860,319
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 5 9/19/2024 U.S. Dollar $ 544,844 $ (1,962)
Swap Agreements
a
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(9,759,035) 12/10/2024
Bank of
America NA (5.17)%
ICE U.S. Treasury
7-10 Year Bond Index 76,992 (34,798) — 42,194
(7,359,507) 11/6/2024 Citibank NA (5.17)%
ICE U.S. Treasury
7-10 Year Bond Index (263,510) — 263,510 —
(9,947,416) 11/6/2024
Goldman Sachs
International (5.26)%
ICE U.S. Treasury
7-10 Year Bond Index 307,056 (265,348) — 41,708
(6,752,294) 11/6/2024
Societe
Generale (5.24)%
ICE U.S. Treasury
7-10 Year Bond Index 2,579,019 (2,579,019) — —
(33,818,252) 2,699,557
Total Unrealized
Appreciation
2,963,067
Total Unrealized
Depreciation
(263,510)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT 20+ YEAR TREASURY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
172
TBT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 102 .2%
Repurchase Agreements (a) — 21 .8%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $79,028,273
(Cost $78,993,278) $ 78,993,278 $ 78,993,278
U.S. Treasury Obligations (b) — 80 .4%
U.S. Treasury Bills
5.32%, 6/13/2024 (c) 25,000,000 24,963,472
5.28%, 6/20/2024 (c) 70,000,000 69,826,128
5.31%, 8/8/2024 (c) 50,000,000 49,519,667
5.21%, 9/19/2024 (c) 100,000,000 98,430,825
5.28%, 11/21/2024 (c) 50,000,000 48,776,756
Total U.S. Treasury Obligations
(Cost $291,480,235) 291,516,848
Total Short-Term Investments
(Cost $370,473,513) 370,510,126
Total Investments — 102.2%
(Cost $370,473,513) 370,510,126
Liabilities in excess of other assets — (2.2%) (7,942,313)
Net Assets — 100.0% $ 362,567,813
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $50,407,372.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 12,902,826
Aggregate gross unrealized depreciation (29,569,367)
Net unrealized depreciation $ (16,666,541)
Federal income tax cost $ 370,473,513
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 83 9/19/2024 U.S. Dollar $ 9,666,906 $ (49,438)
Swap Agreements
a
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(140,483,763) 1/14/2025
Bank of
America NA (5.23)%
ICE U.S. Treasury
20+ Year Bond Index 1,833,173 (1,833,173) — —
(167,449,663) 11/6/2024
Barclays
Capital (5.26)%
ICE U.S. Treasury
20+ Year Bond Index 3,306,348 — — 3,306,348
(105,846,553) 12/10/2024 Citibank NA (5.18)%
ICE U.S. Treasury
20+ Year Bond Index 7,708,211 (7,708,211) — —
(138,999,365) 12/10/2024
Goldman Sachs
International (5.19)%
ICE U.S. Treasury
20+ Year Bond Index (20,479,724) 20,241,724 238,000 —
(125,677,482) 12/10/2024
Morgan
Stanley & Co.
International plc (5.27)%
ICE U.S. Treasury
20+ Year Bond Index (2,000,094) 2,000,094 — —
(44,174,961) 12/10/2024
Societe
Generale (5.22)%
ICE U.S. Treasury
20+ Year Bond Index (7,021,630) 7,021,630 — —
(722,631,787) (16,653,716)
Total Unrealized
Appreciation
12,847,732
Total Unrealized
Depreciation
(29,501,448)

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRASHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
173
TBT
::
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT CONSUMER DISCRETIONARY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
174
SCC
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 77 .3%
Repurchase Agreements (a) — 14 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $261,552
(Cost $261,437) $ 261,437 $ 261,437
U.S. Treasury Obligations — 63 .2%
U.S. Treasury Bills
5.29%, 11/21/2024 (b)
(Cost $1,170,250) 1,200,000 1,170,642
Total Short-Term Investments
(Cost $1,431,687) 1,432,079
Total Investments — 77.3%
(Cost $1,431,687) 1,432,079
Other assets less liabilities — 22.7% 419,897
Net Assets — 100.0% $ 1,851,976
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 15,998
Aggregate gross unrealized depreciation (699,392)
Net unrealized depreciation $ (683,394)
Federal income tax cost $ 1,431,687
Swap Agreements
a
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(262,672) 3/6/2026
BNP Paribas
SA (5.63)%
S&P Consumer
Discretionary Select
Sector Index
f
15,606 — — 15,606
(399,332) 3/6/2025
Goldman Sachs
International (5.58)%
S&P Consumer
Discretionary Select
Sector Index
f
(266,826) — 266,826 —
(2,763,379) 3/6/2025
Societe
Generale (5.53)%
S&P Consumer
Discretionary Select
Sector Index
f
(336,330) — 336,330 —
(283,970) 3/6/2025 UBS AG (5.08)%
S&P Consumer
Discretionary Select
Sector Index
f
(96,236) — 61,601 (34,635)
(3,709,353) (683,786)
Total Unrealized
Appreciation
15,606
Total Unrealized
Depreciation
(699,392)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRASHORT CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
175
SZK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 138 .5%
Repurchase Agreements (a) — 77 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $638,070
(Cost $637,788) $ 637,788 $ 637,788
U.S. Treasury Obligations (b) — 60 .6%
U.S. Treasury Bills
5.32%, 7/18/2024 (c)
(Cost $496,570) 500,000 496,717
Total Short-Term Investments
(Cost $1,134,358) 1,134,505
Total Investments — 138.5%
(Cost $1,134,358) 1,134,505
Liabilities in excess of other assets — (38.5%) (315,473)
Net Assets — 100.0% $ 819,032
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $14,901.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 147
Aggregate gross unrealized depreciation (390,232)
Net unrealized depreciation $ (390,085)
Federal income tax cost $ 1,134,358
Swap Agreements
a
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(273,482) 3/6/2025
Bank of
America NA (5.18)%
S&P Consumer
Staples Select Sector
Index
f
(86,674) — 40,000 (46,674)
(213,487) 3/6/2025
Goldman Sachs
International (5.58)%
S&P Consumer
Staples Select Sector
Index
f
(18,317) — 18,317 —
(817,328) 3/6/2025
Societe
Generale (5.53)%
S&P Consumer
Staples Select Sector
Index
f
(171,206) 14,901 16,238 (140,067)
(330,360) 3/6/2025 UBS AG (5.08)%
S&P Consumer
Staples Select Sector
Index
f
(114,035) — 16,754 (97,281)
(1,634,657) (390,232)
Total Unrealized
Depreciation
(390,232)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT DOW30
~
SM
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
176
DXD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 126 .0%
Repurchase Agreements (a) — 59 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $44,082,925
(Cost $44,063,404) $ 44,063,404 $ 44,063,404
U.S. Treasury Obligations (b) — 66 .8%
U.S. Treasury Bills
5.30%, 7/9/2024 (c) 25,000,000 24,868,406
5.32%, 7/18/2024 (c) 25,000,000 24,835,849
Total U.S. Treasury Obligations
(Cost $49,691,117) 49,704,255
Total Short-Term Investments
(Cost $93,754,521) 93,767,659
Total Investments — 126.0%
(Cost $93,754,521) 93,767,659
Liabilities in excess of other assets — (26.0%) (19,370,331)
Net Assets — 100.0% $ 74,397,328
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $26,785,893.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 124,403
Aggregate gross unrealized depreciation (19,449,114)
Net unrealized depreciation $ (19,324,711)
Federal income tax cost $ 93,754,521
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
DJIA CBOT E-Mini Index 14 6/21/2024 U.S. Dollar $ 2,715,370 $ 89,072
Swap Agreements
a
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(20,503,750) 11/6/2025
Bank of
America NA (5.83)%
Dow Jones Industrial
Average
SM
22,193 (22,193) — —
(27,351,228) 11/6/2025
Barclays
Capital (5.63)%
Dow Jones Industrial
Average
SM
(439,161) 439,161 — —
(16,054,823) 2/11/2025
BNP Paribas
SA (5.63)%
Dow Jones Industrial
Average
SM
(4,111,557) 4,111,557 — —
(23,366,537) 3/6/2025 Citibank NA (5.63)%
Dow Jones Industrial
Average
SM
(4,608,910) 4,608,910 — —
(20,595,165) 11/7/2024
Goldman Sachs
International (5.83)%
Dow Jones Industrial
Average
SM
(4,020,361) 4,020,361 — —
(11,180,347) 11/14/2024
Societe
Generale (5.73)%
Dow Jones Industrial
Average
SM
(1,312,458) 1,312,458 — —
(27,018,216) 11/7/2024 UBS AG (5.18)%
Dow Jones Industrial
Average
SM
(4,956,667) 4,956,667 — —
(146,070,066) (19,426,921)
Total Unrealized
Appreciation
22,193
Total Unrealized
Depreciation
(19,449,114)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRASHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
177
DXD
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT ENERGY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
178
DUG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 122 .3%
Repurchase Agreements (a) — 52 .6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $10,447,122
(Cost $10,442,495) $ 10,442,495 $ 10,442,495
U.S. Treasury Obligations (b) — 69 .7%
U.S. Treasury Bills
5.20%, 8/8/2024 (c)
(Cost $13,865,212) 14,000,000 13,865,506
Total Short-Term Investments
(Cost $24,307,707) 24,308,001
Total Investments — 122.3%
(Cost $24,307,707) 24,308,001
Liabilities in excess of other assets — (22.3%) (4,436,469)
Net Assets — 100.0% $ 19,871,532
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,785,830.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 294
Aggregate gross unrealized depreciation (8,972,529)
Net unrealized depreciation $ (8,972,235)
Federal income tax cost $ 24,307,707
Swap Agreements
a
UltraShort Energy had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(6,274,122) 3/6/2025
Bank of
America NA (5.03)%
S&P Energy Select
Sector Index
f
(1,668,052) 841,928 826,124 —
(16,448,873) 3/6/2025
BNP Paribas
SA (5.63)%
S&P Energy Select
Sector Index
f
(3,974,823) 2,531,192 1,443,631 —
(6,810,762) 3/6/2025
Goldman Sachs
International (5.58)%
S&P Energy Select
Sector Index
f
(1,059,056) — 1,059,056 —
(4,509,342) 3/6/2025
Societe
Generale (5.53)%
S&P Energy Select
Sector Index
f
(1,500,178) 612,378 887,800 —
(5,762,803) 3/6/2025 UBS AG (5.13)%
S&P Energy Select
Sector Index
f
(770,420) 454,582 315,838 —
(39,805,902) (8,972,529)
Total Unrealized
Depreciation
(8,972,529)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Energy for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRASHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
179
SKF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 161 .2%
Repurchase Agreements (a) — 80 .6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $11,883,332
(Cost $11,878,069) $ 11,878,069 $ 11,878,069
U.S. Treasury Obligations (b) — 80 .6%
U.S. Treasury Bills
5.08%, 8/8/2024 (c)
(Cost $11,887,800) 12,000,000 11,884,720
Total Short-Term Investments
(Cost $23,765,869) 23,762,789
Total Investments — 161.2%
(Cost $23,765,869) 23,762,789
Liabilities in excess of other assets — (61.2%) (9,019,504)
Net Assets — 100.0% $ 14,743,285
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,302,538.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (8,988,904)
Net unrealized depreciation $ (8,988,904)
Federal income tax cost $ 23,765,869
Swap Agreements
a
UltraShort Financials had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(4,939,024) 11/6/2025
Bank of
America NA (5.43)%
S&P Financial Select
Sector Index
f
(212,702) 212,702 — —
(1,414,224) 3/6/2026
Barclays
Capital (5.73)%
S&P Financial Select
Sector Index
f
(36,265) — — (36,265)
(2,219,204) 3/6/2025
BNP Paribas
SA (5.63)%
S&P Financial Select
Sector Index
f
(2,228,549) 2,228,549 — —
(966,899) 4/7/2025 Citibank NA (5.28)%
S&P Financial Select
Sector Index
f
(193,870) — — (193,870)
(7,700,860) 3/6/2025
Goldman Sachs
International (5.58)%
S&P Financial Select
Sector Index
f
(1,675,630) 1,675,630 — —
(7,312,460) 3/6/2025
Societe
Generale (5.73)%
S&P Financial Select
Sector Index
f
(2,398,943) 2,398,943 — —
(4,963,619) 3/6/2025 UBS AG (5.43)%
S&P Financial Select
Sector Index
f
(2,239,865) 2,239,865 — —
(29,516,290) (8,985,824)
Total Unrealized
Depreciation
(8,985,824)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FTSE CHINA 50 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
180
FXP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 47 .0%
Repurchase Agreements (a) — 4 .6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $695,044
(Cost $694,736) $ 694,736 $ 694,736
U.S. Treasury Obligations — 42 .4%
U.S. Treasury Bills
5.29%, 11/21/2024 (b)
(Cost $6,338,853) 6,500,000 6,340,978
Total Short-Term Investments
(Cost $7,033,589) 7,035,714
Total Investments — 47.0%
(Cost $7,033,589) 7,035,714
Other assets less liabilities — 53.0% 7,937,382
Net Assets — 100.0% $ 14,973,096
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,555,566
Aggregate gross unrealized depreciation (6,887,453)
Net unrealized depreciation $ (4,331,887)
Federal income tax cost $ 7,033,589
Swap Agreements
a
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(10,217,284) 3/6/2025
Bank of
America NA (3.83)%
iShares
®
China
Large-Cap ETF
f
(1,843,874) — 1,843,874 —
(490,933) 11/14/2024 Citibank NA (2.58)%
iShares
®
China
Large-Cap ETF
f
1,447,640 (1,447,640) — —
(8,946,493) 3/6/2025
Goldman Sachs
International (4.83)%
iShares
®
China
Large-Cap ETF
f
(2,897,299) — 2,897,299 —
(1,236,624) 11/14/2024
Morgan
Stanley & Co.
International plc (4.78)%
iShares
®
China
Large-Cap ETF
f
149,436 (72,720) (456) 76,260
(35,367) 11/14/2024
Societe
Generale (3.98)%
iShares
®
China
Large-Cap ETF
f
956,365 (956,365) — —
(8,921,916) 11/13/2025 UBS AG (3.58)%
iShares
®
China
Large-Cap ETF
f
(2,146,280) — 2,146,280 —
(29,848,617) (4,334,012)
Total Unrealized
Appreciation
2,553,441
Total Unrealized
Depreciation
(6,887,453)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2024 :: ULTRASHORT FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
181
EPV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 187 .5%
Repurchase Agreements (a) — 84 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $18,089,182
(Cost $18,081,173) $ 18,081,173 $ 18,081,173
U.S. Treasury Obligations (b) — 102 .6%
U.S. Treasury Bills
5.29%, 6/27/2024 (c) 5,000,000 4,982,485
5.32%, 7/18/2024 (c) 17,000,000 16,888,378
Total U.S. Treasury Obligations
(Cost $21,864,528) 21,870,863
Total Short-Term Investments
(Cost $39,945,701) 39,952,036
Total Investments — 187.5%
(Cost $39,945,701) 39,952,036
Liabilities in excess of other assets — (87.5%) (18,645,831)
Net Assets — 100.0% $ 21,306,205
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,118,893.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,335
Aggregate gross unrealized depreciation (19,377,928)
Net unrealized depreciation $ (19,371,593)
Federal income tax cost $ 39,945,701
Swap Agreements
a
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,993,694) 11/14/2024 Citibank NA (4.53)%
Vanguard
®
FTSE
Europe ETF Shares
f
(1,037,159) 1,037,159 — —
(19,913,074) 3/6/2025
Goldman Sachs
International (4.83)%
Vanguard
®
FTSE
Europe ETF Shares
f
(14,988,091) 11,292,244 644,297 (3,051,550)
(423,998) 11/14/2024
Morgan
Stanley & Co.
International plc (4.78)%
Vanguard
®
FTSE
Europe ETF Shares
f
(43,253) — 43,253 —
(11,679,214) 11/14/2024
Societe
Generale (4.68)%
Vanguard
®
FTSE
Europe ETF Shares
f
(2,980,926) 2,980,926 — —
(2,751,770) 3/6/2025 UBS AG (2.58)%
Vanguard
®
FTSE
Europe ETF Shares
f
(328,499) 328,499 — —
(42,761,750) (19,377,928)
Total Unrealized
Depreciation
(19,377,928)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT HEALTH CARE :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
182
RXD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 132 .3%
Repurchase Agreements (a) — 29 .6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $229,628
(Cost $229,524) $ 229,524 $ 229,524
U.S. Treasury Obligations (b) — 102 .7%
U.S. Treasury Bills
5.32%, 7/18/2024 (c)
(Cost $794,512) 800,000 794,748
Total Short-Term Investments
(Cost $1,024,036) 1,024,272
Total Investments — 132.3%
(Cost $1,024,036) 1,024,272
Liabilities in excess of other assets — (32.3%) (249,877)
Net Assets — 100.0% $ 774,395
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,987.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,510
Aggregate gross unrealized depreciation (441,195)
Net unrealized depreciation $ (434,685)
Federal income tax cost $ 1,024,036
Swap Agreements
a
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(352,056) 3/6/2025
Bank of
America NA (5.38)%
S&P Health Care
Select Sector Index
f
(79,395) — — (79,395)
(149,225) 3/6/2025
BNP Paribas
SA (5.63)%
S&P Health Care
Select Sector Index
f
(153,358) — — (153,358)
(111,557) 4/7/2025 Citibank NA (5.13)%
S&P Health Care
Select Sector Index
f
(6,766) — — (6,766)
(179,650) 3/6/2025
Goldman Sachs
International (5.58)%
S&P Health Care
Select Sector Index
f
(58,330) — 10,000 (48,330)
(366,544) 11/6/2025
Societe
Generale (5.63)%
S&P Health Care
Select Sector Index
f
6,274 — — 6,274
(394,071) 3/6/2025 UBS AG (5.08)%
S&P Health Care
Select Sector Index
f
(143,346) 1,987 47,683 (93,676)
(1,553,103) (434,921)
Total Unrealized
Appreciation
6,274
Total Unrealized
Depreciation
(441,195)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRASHORT INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
183
SIJ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 110 .5%
Repurchase Agreements (a) — 110 .5%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $1,359,858
(Cost $1,359,255) $ 1,359,255 $ 1,359,255
Total Investments — 110.5%
(Cost $1,359,255) 1,359,255
Liabilities in excess of other assets — (10.5%) (129,191)
Net Assets — 100.0% $ 1,230,064
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,298
Aggregate gross unrealized depreciation (534,711)
Net unrealized depreciation $ (525,413)
Federal income tax cost $ 1,359,255
Swap Agreements
a
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(385,258) 11/6/2025
Bank of
America NA (5.23)%
S&P Industrials
Select Sector Index
f
9,298 — — 9,298
(810,286) 3/6/2026
BNP Paribas
SA (5.63)%
S&P Industrials
Select Sector Index
f
(10,548) — 10,548 —
(146,647) 3/6/2025
Goldman Sachs
International (5.58)%
S&P Industrials
Select Sector Index
f
(81,756) — 10,000 (71,756)
(968,118) 3/6/2025
Societe
Generale (5.53)%
S&P Industrials
Select Sector Index
f
(335,637) — 305,188 (30,449)
(140,433) 3/6/2025 UBS AG (5.08)%
S&P Industrials
Select Sector Index
f
(106,770) — 31,429 (75,341)
(2,450,742) (525,413)
Total Unrealized
Appreciation
9,298
Total Unrealized
Depreciation
(534,711)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MATERIALS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
184
SMN
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 112 .3%
Repurchase Agreements (a) — 26 .7%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $310,475
(Cost $310,339) $ 310,339 $ 310,339
U.S. Treasury Obligations (b) — 85 .6%
U.S. Treasury Bills
5.32%, 7/18/2024 (c)
(Cost $993,139) 1,000,000 993,434
Total Short-Term Investments
(Cost $1,303,478) 1,303,773
Total Investments — 112.3%
(Cost $1,303,478) 1,303,773
Liabilities in excess of other assets — (12.3%) (143,020)
Net Assets — 100.0% $ 1,160,753
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,908.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 295
Aggregate gross unrealized depreciation (478,367)
Net unrealized depreciation $ (478,072)
Federal income tax cost $ 1,303,478
Swap Agreements
a
UltraShort Materials had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(637,218) 3/6/2025
Bank of
America NA (4.93)%
S&P Materials Select
Sector Index
f
(100,749) — 57,000 (43,749)
(487,855) 3/6/2026
BNP Paribas
SA (5.63)%
S&P Materials Select
Sector Index
f
(2,061) — — (2,061)
(301,636) 3/6/2025
Goldman Sachs
International (5.58)%
S&P Materials Select
Sector Index
f
(59,661) 1,987 30,000 (27,674)
(568,355) 3/6/2025
Societe
Generale (5.53)%
S&P Materials Select
Sector Index
f
(169,699) — 163,246 (6,453)
(335,582) 3/6/2025 UBS AG (5.08)%
S&P Materials Select
Sector Index
f
(146,197) 11,921 104,000 (30,276)
(2,330,646) (478,367)
Total Unrealized
Depreciation
(478,367)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Materials for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRASHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
185
MZZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 125 .1%
Repurchase Agreements (a) — 60 .3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $925,584
(Cost $925,175) $ 925,175 $ 925,175
U.S. Treasury Obligations — 64 .8%
U.S. Treasury Bills
5.32%, 7/18/2024 (b)
(Cost $993,139) 1,000,000 993,434
Total Short-Term Investments
(Cost $1,918,314) 1,918,609
Total Investments — 125.1%
(Cost $1,918,314) 1,918,609
Liabilities in excess of other assets — (25.1%) (384,475)
Net Assets — 100.0% $ 1,534,134
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,453
Aggregate gross unrealized depreciation (525,049)
Net unrealized depreciation $ (523,596)
Federal income tax cost $ 1,918,314
Futures Contracts Sold
UltraShort MidCap400 had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P Midcap 400 E-Mini Index 1 6/21/2024 U.S. Dollar $ 299,190 $ 1,158
Swap Agreements
a
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(507,086) 2/11/2025
Bank of
America NA (5.68)% S&P MidCap 400
®
(211,187) — — (211,187)
(611,486) 2/11/2025
BNP Paribas
SA (5.53)% S&P MidCap 400
®
(178,886) — — (178,886)
(262,492) 11/6/2025 Citibank NA (5.53)% S&P MidCap 400
®
(92,906) — 39,000 (53,906)
(632,366) 1/26/2026
Morgan
Stanley & Co.
International plc (5.13)% S&P MidCap 400
®
(9,490) — — (9,490)
(754,664) 11/14/2024
Societe
Generale (5.41)% S&P MidCap 400
®
(32,580) — 32,580 —
(2,768,094) (525,049)
Total Unrealized
Depreciation
(525,049)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT MSCI BRAZIL CAPPED :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
186
BZQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 70 .6%
Repurchase Agreements (a) — 5 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $534,006
(Cost $533,770) $ 533,770 $ 533,770
U.S. Treasury Obligations — 64 .7%
U.S. Treasury Bills
5.29%, 11/21/2024 (b)
(Cost $5,851,249) 6,000,000 5,853,211
Total Short-Term Investments
(Cost $6,385,019) 6,386,981
Total Investments — 70.6%
(Cost $6,385,019) 6,386,981
Other assets less liabilities — 29.4% 2,662,348
Net Assets — 100.0% $ 9,049,329
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 73,441
Aggregate gross unrealized depreciation (4,030,455)
Net unrealized depreciation $ (3,957,014)
Federal income tax cost $ 6,385,019
Swap Agreements
a
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(770,976) 4/10/2025
Bank of
America NA (3.83)%
iShares
®
MSCI Brazil
Capped ETF
f
71,479 — — 71,479
(3,768,826) 11/14/2024 Citibank NA (5.13)%
iShares
®
MSCI Brazil
Capped ETF
f
(1,537,844) — 1,537,844 —
(4,070,740) 3/6/2025
Goldman Sachs
International (4.83)%
iShares
®
MSCI Brazil
Capped ETF
f
(1,165,701) — 1,165,701 —
(1,794,145) 11/14/2024
Morgan
Stanley & Co.
International plc (4.78)%
iShares
®
MSCI Brazil
Capped ETF
f
(146,327) — 146,327 —
(3,636,229) 11/14/2024
Societe
Generale (4.58)%
iShares
®
MSCI Brazil
Capped ETF
f
(236,653) — 236,653 —
(4,100,320) 3/6/2025 UBS AG (4.58)%
iShares
®
MSCI Brazil
Capped ETF
f
(943,930) — 943,930 —
(18,141,236) (3,958,976)
Total Unrealized
Appreciation
71,479
Total Unrealized
Depreciation
(4,030,455)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2024 :: ULTRASHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
187
EFU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 82 .7%
Repurchase Agreements (a) — 6 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $50,578
(Cost $50,556) $ 50,556 $ 50,556
U.S. Treasury Obligations — 76 .6%
U.S. Treasury Bills
5.29%, 11/21/2024 (b)
(Cost $633,886) 650,000 634,099
Total Short-Term Investments
(Cost $684,442) 684,655
Total Investments — 82.7%
(Cost $684,442) 684,655
Other assets less liabilities — 17.3% 143,591
Net Assets — 100.0% $ 828,246
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,905
Aggregate gross unrealized depreciation (342,331)
Net unrealized depreciation $ (332,426)
Federal income tax cost $ 684,442
Swap Agreements
a
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(195,767) 11/14/2024 Citibank NA (4.93)%
iShares
®
MSCI EAFE
ETF
f
(76,217) — 76,217 —
(112,326) 11/14/2024
Goldman Sachs
International (5.18)%
iShares
®
MSCI EAFE
ETF
f
9,692 — — 9,692
(696,418) 11/14/2024
Societe
Generale (4.83)%
iShares
®
MSCI EAFE
ETF
f
(247,253) — 170,662 (76,591)
(654,697) 3/6/2025 UBS AG (4.93)%
iShares
®
MSCI EAFE
ETF
f
(18,861) — 18,861 —
(1,659,208) (332,639)
Total Unrealized
Appreciation
9,692
Total Unrealized
Depreciation
(342,331)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI EMERGING MARKETS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
188
EEV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 82 .3%
Repurchase Agreements (a) — 82 .3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $4,431,747
(Cost $4,429,785) $ 4,429,785 $ 4,429,785
Total Investments — 82.3%
(Cost $4,429,785) 4,429,785
Other assets less liabilities — 17.7% 952,900
Net Assets — 100.0% $ 5,382,685
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,118,090)
Net unrealized depreciation $ (1,118,090)
Federal income tax cost $ 4,429,785
Swap Agreements
a
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,525,756) 11/14/2024 Citibank NA (4.78)%
iShares
®
MSCI
Emerging Markets
ETF
f
(116,375) — 116,375 —
(1,209,578) 11/14/2024
Goldman Sachs
International (4.98)%
iShares
®
MSCI
Emerging Markets
ETF
f
(277,162) — 277,162 —
(3,787,545) 11/14/2024
Societe
Generale (3.93)%
iShares
®
MSCI
Emerging Markets
ETF
f
(327,414) — 327,414 —
(3,249,109) 3/6/2025 UBS AG (4.23)%
iShares
®
MSCI
Emerging Markets
ETF
f
(397,139) — 397,139 —
(10,771,988) (1,118,090)
Total Unrealized
Depreciation
(1,118,090)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2024 :: ULTRASHORT MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
189
EWV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 84 .9%
Repurchase Agreements (a) — 84 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $4,345,916
(Cost $4,343,992) $ 4,343,992 $ 4,343,992
Total Investments — 84.9%
(Cost $4,343,992) 4,343,992
Other assets less liabilities — 15.1% 774,104
Net Assets — 100.0% $ 5,118,096
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 47,175
Aggregate gross unrealized depreciation (1,046,240)
Net unrealized depreciation $ (999,065)
Federal income tax cost $ 4,343,992
Swap Agreements
a
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(4,303,979) 4/10/2025
Bank of
America NA (4.88)%
iShares
®
MSCI Japan
ETF
f
47,175 — — 47,175
(1,299,475) 11/14/2024
Morgan
Stanley & Co.
International plc (4.78)%
iShares
®
MSCI Japan
ETF
f
(176,666) — 67,668 (108,998)
(4,224,492) 11/14/2024
Societe
Generale (4.48)%
iShares
®
MSCI Japan
ETF
f
(515,513) — 515,513 —
(455,535) 11/14/2024 UBS AG (4.68)%
iShares
®
MSCI Japan
ETF
f
(354,061) — 208,735 (145,326)
(10,283,481) (999,065)
Total Unrealized
Appreciation
47,175
Total Unrealized
Depreciation
(1,046,240)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT NASDAQ BIOTECHNOLOGY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
190
BIS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 83 .2%
Repurchase Agreements (a) — 83 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $2,913,151
(Cost $2,911,860) $ 2,911,860 $ 2,911,860
Total Investments — 83.2%
(Cost $2,911,860) 2,911,860
Other assets less liabilities — 16.8% 588,518
Net Assets — 100.0% $ 3,500,378
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 221,644
Aggregate gross unrealized depreciation (391,976)
Net unrealized depreciation $ (170,332)
Federal income tax cost $ 2,911,860
Swap Agreements
a
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(316,879) 3/6/2025
Bank of
America NA (5.08)%
Nasdaq
Biotechnology Index
®
192,688 (189,714) (2,974) —
(1,104,676) 11/6/2025
BNP Paribas
SA (5.13)%
Nasdaq
Biotechnology Index
®
(213,847) — 213,847 —
(897,824) 3/6/2025 Citibank NA (4.33)%
Nasdaq
Biotechnology Index
®
9,784 — — 9,784
(1,012,253) 1/26/2026
Morgan
Stanley & Co.
International plc (4.78)%
Nasdaq
Biotechnology Index
®
19,172 — — 19,172
(2,046,512) 11/14/2024
Societe
Generale (5.48)%
Nasdaq
Biotechnology Index
®
(4,797) — 4,797 —
(1,637,209) 11/6/2025 UBS AG (4.33)%
Nasdaq
Biotechnology Index
®
(173,332) — 37,883 (135,449)
(7,015,353) (170,332)
Total Unrealized
Appreciation
221,644
Total Unrealized
Depreciation
(391,976)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRASHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
191
QID
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 114 .1%
Repurchase Agreements (a) — 2 .6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $7,012,620
(Cost $7,009,515) $ 7,009,515 $ 7,009,515
U.S. Treasury Obligations (b) — 111 .5%
U.S. Treasury Bills
5.32%, 6/13/2024 (c) 5,000,000 4,992,694
5.17%, 7/5/2024 (c) 25,000,000 24,882,902
5.30%, 7/9/2024 (c) 25,000,000 24,868,406
5.13%, 7/25/2024 (c) 25,000,000 24,809,514
5.25%, 8/8/2024 (c) 50,000,000 49,519,667
5.21%, 9/19/2024 (c) 100,000,000 98,430,825
5.28%, 11/21/2024 (c) 75,000,000 73,165,134
Total U.S. Treasury Obligations
(Cost $300,656,955) 300,669,142
Total Short-Term Investments
(Cost $307,666,470) 307,678,657
Total Investments — 114.1%
(Cost $307,666,470) 307,678,657
Liabilities in excess of other assets — (14.1%) (38,081,810)
Net Assets — 100.0% $ 269,596,847
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $121,248,601.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,109,794
Aggregate gross unrealized depreciation (52,475,947)
Net unrealized depreciation $ (49,366,153)
Federal income tax cost $ 307,666,470
Futures Contracts Sold
UltraShort QQQ had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq 100 E-Mini Index 7 6/21/2024 U.S. Dollar $ 2,602,740 $ 7,434

See accompanying notes to the financial statements.
ULTRASHORT QQQ :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
192
QID
::
Swap Agreements
a
UltraShort QQQ had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(11,993,213) 1/26/2026
Bank of
America NA (5.83)% Nasdaq-100 Index
®
1,884,896 (1,783,404) — 101,492
(49,474,319) 11/6/2025
Barclays
Capital (5.63)% Nasdaq-100 Index
®
(11,553,542) 11,553,542 — —
(49,752,369) 1/26/2026
BNP Paribas
SA (5.73)% Nasdaq-100 Index
®
27,239 — — 27,239
(102,748,651) 3/6/2026 Citibank NA (5.68)% Nasdaq-100 Index
®
(318,256) 318,256 — —
(88,605,187) 11/7/2024
Goldman Sachs
International (5.83)% Nasdaq-100 Index
®
(24,051,297) 24,051,297 — —
(45,841,135) 4/7/2025
J.P. Morgan
Securities (5.63)% Nasdaq-100 Index
®
(8,053,611) 8,053,611 — —
(44,932,840) 4/10/2025
Morgan
Stanley & Co.
International plc (5.13)% Nasdaq-100 Index
®
(8,477,999) 8,477,999 — —
(44,728,936) 3/6/2026
Societe
Generale (6.03)% Nasdaq-100 Index
®
1,108,145 (1,108,145) — —
(98,591,603) 3/6/2026 UBS AG (5.48)% Nasdaq-100 Index
®
48,651 — — 48,651
(536,668,253) (49,385,774)
Total Unrealized
Appreciation
3,068,931
Total Unrealized
Depreciation
(52,454,705)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRASHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
193
SRS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 119 .7%
Repurchase Agreements (a) — 86 .1%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $35,479,056
(Cost $35,463,347) $ 35,463,347 $ 35,463,347
U.S. Treasury Obligations (b) — 33 .6%
U.S. Treasury Bills
5.08%, 8/8/2024 (c)
(Cost $13,869,100) 14,000,000 13,865,507
Total Short-Term Investments
(Cost $49,332,447) 49,328,854
Total Investments — 119.7%
(Cost $49,332,447) 49,328,854
Liabilities in excess of other assets — (19.7%) (8,117,455)
Net Assets — 100.0% $ 41,211,399
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,586,023.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (8,157,503)
Net unrealized depreciation $ (8,157,503)
Federal income tax cost $ 49,332,447
Swap Agreements
a
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(33,245,035) 3/6/2025
Bank of
America NA (5.68)%
S&P Real Estate
Select Sector Index
f
(1,333,976) 1,333,976 — —
(23,837,999) 3/6/2025
BNP Paribas
SA (5.63)%
S&P Real Estate
Select Sector Index
f
(4,111,011) 4,111,011 — —
(4,516,264) 4/7/2025 Citibank NA (5.23)%
S&P Real Estate
Select Sector Index
f
(217,049) 136,964 80,085 —
(3,878,053) 3/6/2025
Goldman Sachs
International (5.58)%
S&P Real Estate
Select Sector Index
f
(1,083,705) 1,063,705 20,000 —
(4,490,005) 3/6/2025
Societe
Generale (5.68)%
S&P Real Estate
Select Sector Index
f
(718,956) 718,956 — —
(12,462,698) 3/6/2025 UBS AG (4.98)%
S&P Real Estate
Select Sector Index
f
(689,213) 689,213 — —
(82,430,054) (8,153,910)
Total Unrealized
Depreciation
(8,153,910)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT RUSSELL2000 :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
194
TWM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 118 .3%
Repurchase Agreements (a) — 83 .6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $59,869,498
(Cost $59,842,986) $ 59,842,986 $ 59,842,986
U.S. Treasury Obligations (b) — 34 .7%
U.S. Treasury Bills
5.32%, 7/18/2024 (c)
(Cost $24,828,629) 25,000,000 24,835,849
Total Short-Term Investments
(Cost $84,671,615) 84,678,835
Total Investments — 118.3%
(Cost $84,671,615) 84,678,835
Liabilities in excess of other assets — (18.3%) (13,114,214)
Net Assets — 100.0% $ 71,564,621
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,145,435.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 488,169
Aggregate gross unrealized depreciation (20,748,216)
Net unrealized depreciation $ (20,260,047)
Federal income tax cost $ 84,671,615
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000 E-Mini Index 34 6/21/2024 U.S. Dollar $ 3,528,860 $ 60,413
Swap Agreements
a
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(15,627,411) 11/6/2025
Bank of
America NA (5.18)% Russell 2000
®
Index 17,248 (17,248) — —
(11,673,463) 11/6/2025
Barclays
Capital (5.53)% Russell 2000
®
Index (2,547,982) 2,547,982 — —
(8,340,554) 2/11/2025
BNP Paribas
SA (5.23)% Russell 2000
®
Index (1,022,539) 1,022,539 — —
(2,753,273) 3/6/2025 Citibank NA (5.14)% Russell 2000
®
Index (2,387,817) 2,387,817 — —
(2,666,327) 11/7/2024
Goldman Sachs
International (5.48)% Russell 2000
®
Index 403,289 (334,608) — 68,681
(31,759,934) 11/6/2025
Morgan
Stanley & Co.
International plc (5.03)% Russell 2000
®
Index (6,641,477)
(13,637,697) 11/6/2025
Morgan
Stanley & Co.
International plc (5.03)%
iShares
®
Russell
2000 ETF (3,213,434)
(45,397,631) (9,854,911) 2,289,841 6,828,787 (736,283)
(24,835,350) 11/6/2025
Societe
Generale (5.28)% Russell 2000
®
Index (4,650,047) 4,650,047 — —
(28,308,728) 11/7/2024 UBS AG (5.18)% Russell 2000
®
Index (284,921) 284,921 — —
(139,602,737) (20,327,680)
Total Unrealized
Appreciation
420,537
Total Unrealized
Depreciation
(20,748,217)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRASHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
195
TWM
::
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT S&P500
®
:: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
196
SDS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 130 .1%
Repurchase Agreements (a) — 6 .3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $35,628,772
(Cost $35,612,996) $ 35,612,996 $ 35,612,996
U.S. Treasury Obligations (b) — 123 .8%
U.S. Treasury Bills
5.32%, 6/13/2024 (c) 55,000,000 54,919,639
5.30%, 6/18/2024 (c) 75,000,000 74,835,515
5.30%, 7/9/2024 (c) 75,000,000 74,605,219
4.91%, 7/11/2024 (c) 100,000,000 99,444,250
5.11%, 7/18/2024 (c) 100,000,000 99,343,396
5.13%, 7/25/2024 (c) 50,000,000 49,619,028
5.22%, 8/8/2024 (c) 50,000,000 49,519,666
5.21%, 9/19/2024 (c) 100,000,000 98,430,825
5.29%, 11/7/2024 (c) 100,000,000 97,750,430
Total U.S. Treasury Obligations
(Cost $698,435,941) 698,467,968
Total Short-Term Investments
(Cost $734,048,937) 734,080,964
Total Investments — 130.1%
(Cost $734,048,937) 734,080,964
Liabilities in excess of other assets — (30.1%) (169,900,524)
Net Assets — 100.0% $ 564,180,440
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $225,698,766.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 85,474
Aggregate gross unrealized depreciation (166,068,758)
Net unrealized depreciation $ (165,983,284)
Federal income tax cost $ 734,048,937
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 176 6/21/2024 U.S. Dollar $ 46,600,400 $ (323,913)

See accompanying notes to the financial statements.
MAY 31, 2024 :: ULTRASHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
197
SDS
::
Swap Agreements
a
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(165,998,800) 3/6/2025
Bank of
America NA (5.73)% S&P 500
®
(28,830,662) 28,830,662 — —
(108,732,539) 3/6/2026
Barclays
Capital (5.63)% S&P 500
®
(2,741,029) 2,741,029 — —
(31,390,629) 2/11/2025
BNP Paribas
SA (5.63)% S&P 500
®
(39,036,340) 39,036,340 — —
(106,959,295) 3/6/2026 Citibank NA (5.58)% S&P 500
®
(415,251) 415,251 — —
(116,596,028) 1/26/2026
Goldman Sachs
International (5.83)% S&P 500
®
(1,256,626) 1,256,626 — —
(110,695,772) 4/7/2025
J.P. Morgan
Securities (5.53)% S&P 500
®
(17,824,172) 17,824,172 — —
(126,069,159) 4/10/2025
Morgan
Stanley & Co.
International plc (5.13)% S&P 500
®
(17,702,841) 15,001,305 — (2,701,536)
(206,086,766) 1/26/2026
Societe
Generale (5.78)% S&P 500
®
(1,353,871) 1,353,871 — —
(109,226,830) 11/7/2024 UBS AG (5.58)% S&P 500
®
(56,530,606) 56,530,606 — —
(1,081,755,818) (165,691,398)
Total Unrealized
Depreciation
(165,691,398)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT SEMICONDUCTORS :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
198
SSG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 107 .0%
Repurchase Agreements (a) — 107 .0%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $6,409,941
(Cost $6,407,103) $ 6,407,103 $ 6,407,103
Total Investments — 107.0%
(Cost $6,407,103) 6,407,103
Liabilities in excess of other assets — (7.0%) (417,574)
Net Assets — 100.0% $ 5,989,529
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (3,084,300)
Net unrealized depreciation $ (3,084,300)
Federal income tax cost $ 6,407,103
Swap Agreements
a
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,027,342) 11/6/2025
Bank of
America NA (5.53)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(63,894) — 10,000 (53,894)
(1,288,531) 3/6/2026
Barclays
Capital (5.73)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(299,234) — 299,234 —
(1,741,258) 11/6/2025
BNP Paribas
SA (5.43)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(721,665) — 570,000 (151,665)
(261,189) 3/6/2026
Goldman Sachs
International (5.58)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(121,151) — 40,000 (81,151)
(1,480,069) 4/7/2025
J.P. Morgan
Securities (5.53)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(726,747) — 570,000 (156,747)
(2,803,425) 4/7/2025
Morgan
Stanley & Co.
International plc (4.98)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(291,982) — 257,922 (34,060)
(1,828,321) 11/6/2025
Societe
Generale (5.63)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(326,189) — 313,905 (12,284)
(1,549,720) 11/6/2025 UBS AG (5.33)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(533,438) — 533,438 —
(11,979,855) (3,084,300)
Total Unrealized
Depreciation
(3,084,300)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRASHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
199
SDD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 89 .0%
Repurchase Agreements (a) — 44 .8%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $1,009,093
(Cost $1,008,647) $ 1,008,647 $ 1,008,647
U.S. Treasury Obligations (b) — 44 .2%
U.S. Treasury Bills
5.32%, 7/18/2024 (c)
(Cost $993,139) 1,000,000 993,434
Total Short-Term Investments
(Cost $2,001,786) 2,002,081
Total Investments — 89.0%
(Cost $2,001,786) 2,002,081
Other assets less liabilities — 11.0% 247,292
Net Assets — 100.0% $ 2,249,373
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,947.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 74,221
Aggregate gross unrealized depreciation (163,611)
Net unrealized depreciation $ (89,390)
Federal income tax cost $ 2,001,786
Swap Agreements
a
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(662,166) 11/6/2025
Bank of
America NA (5.53)% S&P SmallCap 600
®
(31,466) — 31,466 —
(1,442,670) 1/26/2026
Morgan
Stanley & Co.
International plc (4.98)% S&P SmallCap 600
®
(14,815) — 14,815 —
(1,346,935) 3/6/2025
Societe
Generale (5.28)% S&P SmallCap 600
®
(117,330) — 117,330 —
(1,046,435) 11/7/2024 UBS AG (5.18)% S&P SmallCap 600
®
73,926 — — 73,926
(4,498,206) (89,685)
Total Unrealized
Appreciation
73,926
Total Unrealized
Depreciation
(163,611)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT TECHNOLOGY :: MAY 31, 2024
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
200
REW
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 95 .2%
Repurchase Agreements (a) — 8 .7%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $344,536
(Cost $344,383) $ 344,383 $ 344,383
U.S. Treasury Obligations — 86 .5%
U.S. Treasury Bills
5.29%, 11/21/2024 (b)
(Cost $3,413,228) 3,500,000 3,414,372
Total Short-Term Investments
(Cost $3,757,611) 3,758,755
Total Investments — 95.2%
(Cost $3,757,611) 3,758,755
Other assets less liabilities — 4.8% 190,955
Net Assets — 100.0% $ 3,949,710
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 63,469
Aggregate gross unrealized depreciation (1,672,438)
Net unrealized depreciation $ (1,608,969)
Federal income tax cost $ 3,757,611
Swap Agreements
a
UltraShort Technology had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(435,511) 3/6/2025
Bank of
America NA (5.63)%
S&P Technology
Select Sector Index
f
(325,906) — 325,906 —
(353,060) 3/6/2026
Barclays
Capital (5.68)%
S&P Technology
Select Sector Index
f
(11,531) — — (11,531)
(695,549) 3/6/2026
BNP Paribas
SA (5.63)%
S&P Technology
Select Sector Index
f
25,040 — — 25,040
(54,967) 4/7/2025 Citibank NA (5.18)%
S&P Technology
Select Sector Index
f
(13,525) — — (13,525)
(501,049) 3/6/2025
Goldman Sachs
International (5.58)%
S&P Technology
Select Sector Index
f
(319,826) — 160,000 (159,826)
(3,033,776) 4/7/2025
J.P. Morgan
Securities (5.48)%
S&P Technology
Select Sector Index
f
(173,816) — 173,816 —
(1,725,130) 11/6/2025
Societe
Generale (5.53)%
S&P Technology
Select Sector Index
f
37,285 — — 37,285
(1,126,831) 3/6/2025 UBS AG (5.43)%
S&P Technology
Select Sector Index
f
(827,834) — 772,088 (55,746)
(7,925,873) (1,610,113)
Total Unrealized
Appreciation
62,325
Total Unrealized
Depreciation
(1,672,438)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

MAY 31, 2024 :: ULTRASHORT UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
201
SDP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 108 .4%
Repurchase Agreements (a) — 76 .4%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $1,186,241
(Cost $1,185,715) $ 1,185,715 $ 1,185,715
U.S. Treasury Obligations (b) — 32 .0%
U.S. Treasury Bills
5.32%, 7/18/2024 (c)
(Cost $496,570) 500,000 496,717
Total Short-Term Investments
(Cost $1,682,285) 1,682,432
Total Investments — 108.4%
(Cost $1,682,285) 1,682,432
Liabilities in excess of other assets — (8.4%) (130,292)
Net Assets — 100.0% $ 1,552,140
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $264,251.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 66,371
Aggregate gross unrealized depreciation (394,217)
Net unrealized depreciation $ (327,846)
Federal income tax cost $ 1,682,285
Swap Agreements
a
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,501,241) 3/6/2025
Bank of
America NA (5.13)%
S&P Utilities Select
Sector Index
f
(26,922) — 26,922 —
(212,474) 4/7/2025
Goldman Sachs
International (5.58)%
S&P Utilities Select
Sector Index
f
(59,277) — 20,985 (38,292)
(1,329,796) 3/6/2025
Societe
Generale (5.53)%
S&P Utilities Select
Sector Index
f
(308,018) 193,280 114,738 —
(66,673) 3/6/2025 UBS AG (5.08)%
S&P Utilities Select
Sector Index
f
66,224 — — 66,224
(3,110,184) (327,993)
Total Unrealized
Appreciation
66,224
Total Unrealized
Depreciation
(394,217)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

202 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 203
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE China
50
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 17,488,437 $ 96,909,269 $ 203,952,634 $ 15,130,693 $ 4,435,822
Securities, at value 1,980,786 39,900,644 129,225,313 6,932,753 —
Repurchase Agreements, at value
15,508,248 57,019,364 74,759,962 8,196,143 4,435,822
Cash 1,833 — 3,202 — —
Segregated cash balances with
brokers for futures contracts 11,688 81,510 240,240 — —
Segregated cash balances with
custodian for swap agreements 1,521,000 2,223,812 438,355 — 2,149,452
Dividends and interest receivable 2,269 8,341 10,936 1,199 649
Receivable from Advisor — — — — 8,749
Unrealized appreciation on non-
exchange traded swap agreements 577,289 8,149,229 — — 739,588
Prepaid expenses 4,810 4,776 4,776 4,776 4,776
Total Assets
19,607,923 107,387,676 204,682,784 15,134,871 7,339,036
LIABILITIES:
Cash overdraft — 10,094 — — —
Payable for capital shares redeemed — 3,654,847 — — —
Payable to Advisor 7,241 72,037 103,786 2,967 —
Management Services fees payable 1,674 9,605 14,820 1,000 —
Custodian fees payable 876 2,082 3,138 304 125
Administration fees payable 12,631 19,024 22,560 12,218 12,177
Trustee fees payable 114 665 1,132 90 44
Compliance services fees payable 222 1,090 1,165 145 44
Listing, Data and related fees payable — 405 36,693 3,511 8,081
Professional fees payable 16,338 17,201 16,901 16,184 29,303
Payable for variation margin on futures
contracts 858 7,721 — — —
Unrealized depreciation on non-
exchange traded swap agreements — 4,908,066 22,718,926 3,343,580 486,036
Other liabilities 1,368 3,872 9,490 2,910 776
Total Liabilities
41,322 8,706,709 22,928,611 3,382,909 536,586
Commitments and contingencies
(Note 4)
NET ASSETS
$ 19,566,601 $ 98,680,967 $ 181,754,173 $ 11,751,962 $ 6,802,450
NET ASSETS CONSIST OF:
Paid in Capital $ 17,671,681 $ 596,311,878 $ 747,003,352 $ 113,250,288 $ 18,293,654
Distributable earnings (loss) 1,894,920 (497,630,911) (565,249,179) (101,498,326) (11,491,204)
NET ASSETS
$ 19,566,601 $ 98,680,967 $ 181,754,173 $ 11,751,962 $ 6,802,450
Shares (unlimited number of shares
authorized, no par value) 650,000 4,050,000 6,173,755 1,124,851 400,000
Net Asset Value $ 30.10 $ 24.37 $ 29.44 $ 10.45 $ 17.01

204 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Short High Yield Short MidCap400 Short MSCI EAFE
Short MSCI
Emerging Markets Short QQQ
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 106,744,568 $ 5,110,675 $ 27,420,472 $ 13,323,431 $ 794,061,204
Securities, at value 87,469,297 — 19,929,940 4,951,966 728,182,663
Repurchase Agreements, at value
19,269,531 5,110,675 7,496,233 8,372,958 65,950,811
Cash — — — — 15,500
Segregated cash balances with
brokers for futures contracts — 60,400 — — 973,500
Segregated cash balances with
custodian for swap agreements 237,000 1,730,000 554,000 2,998,703 69,205
Dividends and interest receivable 2,819 748 1,097 1,225 9,647
Due from counterparty — 4,582 — — —
Receivable for capital shares issued — — — — 10,897,329
Receivable from Advisor — 4,080 1,390 — —
Unrealized appreciation on non-
exchange traded swap agreements — 27,893 — — —
Prepaid expenses 4,776 7,563 9,050 7,986 4,425
Total Assets
106,983,423 6,945,941 27,991,710 16,332,838 806,103,080
LIABILITIES:
Payable to Advisor 51,173 — — 2,812 357,104
Management Services fees payable 8,063 — — 1,275 47,694
Custodian fees payable 1,759 643 569 332 10,319
Administration fees payable 18,867 12,177 12,044 12,215 37,477
Trustee fees payable 717 41 175 115 3,884
Compliance services fees payable 1,071 56 293 169 5,208
Listing, Data and related fees payable 22,849 — — — 95,986
Professional fees payable 25,940 16,126 26,181 28,416 20,250
Payable for variation margin on futures
contracts — 7,280 — — 1
Unrealized depreciation on non-
exchange traded swap agreements 12,011,026 1,466,397 7,241,563 1,034,756 235,696,343
Other liabilities 6,935 748 3,482 1,823 21,804
Total Liabilities
12,148,400 1,503,468 7,284,307 1,081,913 236,296,070
Commitments and contingencies
(Note 4)
NET ASSETS
$ 94,835,023 $ 5,442,473 $ 20,707,403 $ 15,250,925 $ 569,807,010
NET ASSETS CONSIST OF:
Paid in Capital $ 180,659,748 $ 62,569,145 $ 175,686,620 $ 211,093,247 $ 1,868,714,569
Distributable earnings (loss) (85,824,725) (57,126,672) (154,979,217) (195,842,322) (1,298,907,559)
NET ASSETS
$ 94,835,023 $ 5,442,473 $ 20,707,403 $ 15,250,925 $ 569,807,010
Shares (unlimited number of shares
authorized, no par value) 5,500,000 268,667 1,275,000 1,100,000 13,072,179
Net Asset Value $ 17.24 $ 20.26 $ 16.24 $ 13.86 $ 43.59

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 205
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Real Estate Short Russell2000 Short S&P500
®
Short SmallCap600
Ultra 7-10 Year
Treasury
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 22,187,268 $ 196,545,358 $ 1,251,493,710 $ 5,630,009 $ 18,377,233
Securities, at value 6,932,753 118,560,203 1,161,490,727 — 2,971,180
Repurchase Agreements, at value
15,252,718 77,983,106 90,209,647 5,630,009 15,406,949
Cash 5,378 — — — 1,250
Segregated cash balances with
brokers for futures contracts — 521,950 9,133,200 — 11,688
Segregated cash balances with
custodian for swap agreements — 230 1,391,454 2,048,587 896,387
Dividends and interest receivable 2,231 11,407 13,196 824 2,254
Receivable for capital shares issued — 2,076,509 11,048,189 — —
Receivable from Advisor — — — 3,382 —
Receivable for variation margin on
futures contracts — 4 — — 859
Unrealized appreciation on non-
exchange traded swap agreements — 172,816 1,710,632 — 237,749
Prepaid expenses 4,776 4,776 7,621 6,406 4,776
Total Assets
22,197,856 199,331,001 1,275,004,666 7,689,208 19,533,092
LIABILITIES:
Cash overdraft — 71,530 — — —
Payable for capital shares redeemed — — 14,332,786 — —
Payable to Advisor 11,501 100,372 625,072 — 2,038
Management Services fees payable 1,600 14,586 83,342 — 1,347
Custodian fees payable 393 4,263 17,660 156 768
Administration fees payable 12,049 22,641 48,552 12,177 12,649
Trustee fees payable 149 1,275 6,958 45 98
Compliance services fees payable 215 1,799 9,866 72 77
Listing, Data and related fees payable 5,746 80,842 — — 159
Professional fees payable 16,260 17,481 24,043 16,129 16,124
Payable for variation margin on futures
contracts — — 822,381 — —
Unrealized depreciation on non-
exchange traded swap agreements 4,183,870 31,502,175 271,159,854 1,710,321 593,626
Other liabilities 3,916 9,509 38,978 700 754
Total Liabilities
4,235,699 31,826,473 287,169,492 1,739,600 627,640
Commitments and contingencies
(Note 4)
NET ASSETS
$ 17,962,157 $ 167,504,528 $ 987,835,174 $ 5,949,608 $ 18,905,452
NET ASSETS CONSIST OF:
Paid in Capital $ 57,556,747 $ 961,196,789 $ 5,490,935,625 $ 49,101,287 $ 153,475,935
Distributable earnings (loss) (39,594,590) (793,692,261) (4,503,100,451) (43,151,679) (134,570,483)
NET ASSETS
$ 17,962,157 $ 167,504,528 $ 987,835,174 $ 5,949,608 $ 18,905,452
Shares (unlimited number of shares
authorized, no par value) 924,888 8,066,642 82,705,826 373,681 455,000
Net Asset Value $ 19.42 $ 20.77 $ 11.94 $ 15.92 $ 41.55

206 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples Ultra Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 101,099,975 $ 2,097,097 $ 11,910,601 $ 6,772,264 $ 348,227,418
Securities, at value 24,835,848 2,153,244 10,011,193 5,972,432 311,568,327
Repurchase Agreements, at value
76,271,346 359,641 1,472,231 877,445 30,088,963
Cash 10,094 64 — — 652,000
Segregated cash balances with
brokers for futures contracts 81,510 — — — 1,968,120
Segregated cash balances with
custodian for swap agreements — 315,189 1,360,977 1,003,128 4,584,003
Dividends and interest receivable 11,157 573 11,855 4,426 744,403
Due from counterparty — — — 2,262 —
Receivable for capital shares issued — — — 888,151 —
Receivable from Advisor — 5,573 — 4,706 —
Receivable for variation margin on
futures contracts 7,718 — — — 414,197
Unrealized appreciation on non-
exchange traded swap agreements 1,816,854 414,229 626,899 70,858 35,729,797
Prepaid expenses 4,776 4,778 4,776 4,776 4,777
Total Assets
103,039,303 3,253,291 13,487,931 8,828,184 385,754,587
LIABILITIES:
Payable for investments purchased — — — 901,897 —
Payable to Advisor 53,704 — 550 — 243,606
Management Services fees payable 7,837 — — — 33,916
Custodian fees payable 1,632 758 1,318 1,073 7,330
Administration fees payable 17,572 21,328 21,328 21,328 44,918
Trustee fees payable 524 27 106 42 2,529
Compliance services fees payable 375 11 87 38 2,064
Listing, Data and related fees payable 975 587 3,117 1,174 80,518
Professional fees payable 16,254 16,480 16,127 16,103 18,852
Unrealized depreciation on non-
exchange traded swap agreements 11,222,849 — 188,304 70,305 1,362,943
Other liabilities 1,760 849 859 649 7,907
Total Liabilities
11,323,482 40,040 231,796 1,012,609 1,804,583
Commitments and contingencies
(Note 4)
NET ASSETS
$ 91,715,821 $ 3,213,251 $ 13,256,135 $ 7,815,575 $ 383,950,004
NET ASSETS CONSIST OF:
Paid in Capital $ 143,879,938 $ 3,342,676 $ 22,428,593 $ 10,230,792 $ 369,606,614
Distributable earnings (loss) (52,164,117) (129,425) (9,172,458) (2,415,217) 14,343,390
NET ASSETS
$ 91,715,821 $ 3,213,251 $ 13,256,135 $ 7,815,575 $ 383,950,004
Shares (unlimited number of shares
authorized, no par value) 4,950,000 50,000 395,000 440,000 4,700,000
Net Asset Value $ 18.53 $ 64.27 $ 33.56 $ 17.76 $ 81.69

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 207
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Energy Ultra Financials
Ultra FTSE China
50 Ultra FTSE Europe Ultra Health Care
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 106,039,711 $ 411,134,371 $ 7,827,368 $ 2,522,418 $ 76,257,517
Securities, at value 100,232,233 477,628,429 — — 76,290,776
Repurchase Agreements, at value
12,236,099 577,001 7,827,368 2,522,418 2,814,424
Cash — 12,696 — — —
Segregated cash balances with
custodian for swap agreements 170,846 17,159,479 5,841,800 1,443,495 9,376
Dividends and interest receivable 465,110 439,644 1,145 369 101,924
Due from counterparty 113,495 — — — —
Receivable from Advisor — — 2,593 9,640 —
Unrealized appreciation on non-
exchange traded swap agreements 6,332,582 185,554,424 303,960 1,082,103 7,854,413
Prepaid expenses 4,776 4,952 4,776 4,776 4,776
Total Assets
119,555,141 681,376,625 13,981,642 5,062,801 87,075,689
LIABILITIES:
Payable to Advisor 69,059 452,353 — — 53,329
Management Services fees payable 10,038 57,582 — — 7,487
Custodian fees payable 2,226 13,814 125 55 2,298
Administration fees payable 31,251 53,315 12,177 12,177 28,776
Trustee fees payable 754 4,275 56 29 574
Compliance services fees payable 689 3,270 56 24 486
Listing, Data and related fees payable 22,800 124,754 11,280 234 17,031
Professional fees payable 16,519 18,527 30,344 28,806 16,743
Unrealized depreciation on non-
exchange traded swap agreements 500,839 — 3,367,053 — —
Other liabilities 3,579 10,707 862 395 1,805
Total Liabilities
657,754 738,597 3,421,953 41,720 128,529
Commitments and contingencies
(Note 4)
NET ASSETS
$ 118,897,387 $ 680,638,028 $ 10,559,689 $ 5,021,081 $ 86,947,160
NET ASSETS CONSIST OF:
Paid in Capital $ 120,220,218 $ 465,686,986 $ 33,784,517 $ 4,349,443 $ 106,362,286
Distributable earnings (loss) (1,322,831) 214,951,042 (23,224,828) 671,638 (19,415,126)
NET ASSETS
$ 118,897,387 $ 680,638,028 $ 10,559,689 $ 5,021,081 $ 86,947,160
Shares (unlimited number of shares
authorized, no par value) 2,702,944 10,357,750 675,000 75,000 880,000
Net Asset Value $ 43.99 $ 65.71 $ 15.64 $ 66.95 $ 98.80

208 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
Ultra MSCI Brazil
Capped
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 1,980,189 $ 15,386,760 $ 32,674,683 $ 95,376,622 $ 2,559,546
Securities, at value
(a)
1,980,786 15,757,315 33,210,679 107,063,674 —
Repurchase Agreements, at value
— 500,278 1,300,404 2,636,549 2,559,546
Segregated cash balances with
brokers for futures contracts — — — 1,328,800 —
Segregated cash balances with
custodian for swap agreements 1,462,097 2,889,199 4,025,162 12,348,596 1,825,592
Dividends and interest receivable — 24,285 45,684 82,739 374
Receivable for security lending income — 3 — 407 —
Receivable for investments sold 3,959,681 — 688,415 — —
Due from counterparty — — 97,538 — —
Receivable from Advisor 2,178 — — — 9,794
Receivable for variation margin on
futures contracts — — — 56,886 —
Unrealized appreciation on non-
exchange traded swap agreements 1,769,247 4,210,989 6,453,130 15,072,580 7,212
Prepaid expenses 4,776 4,776 4,776 7,563 5,170
Total Assets
9,178,765 23,386,845 45,825,788 138,597,794 4,407,688
LIABILITIES:
Cash overdraft 1,541,083 — — — —
Payable for investments purchased — — — 481,968 —
Payable for capital shares redeemed — — 693,214 — —
Payable for cash collateral received
from securities loaned — 30,076 — 324,152 —
Payable to Advisor — 7,486 19,647 70,945 —
Management Services fees payable — 2,060 3,831 11,726 —
Custodian fees payable 297 2,834 1,399 18,143 63
Administration fees payable 12,649 21,328 22,687 32,592 12,177
Trustee fees payable 72 146 278 887 29
Compliance services fees payable 76 108 238 740 27
Listing, Data and related fees payable 2,889 4,121 8,161 — —
Professional fees payable 26,491 16,136 16,209 19,293 31,048
Unrealized depreciation on non-
exchange traded swap agreements 66,064 — — — 1,095,394
Other liabilities 551 889 1,241 3,061 573
Total Liabilities
1,650,172 85,184 766,905 963,507 1,139,311
Commitments and contingencies
(Note 4)
NET ASSETS
$ 7,528,593 $ 23,301,661 $ 45,058,883 $ 137,634,287 $ 3,268,377
NET ASSETS CONSIST OF:
Paid in Capital $ 11,358,887 $ 26,044,077 $ 49,768,128 $ 241,896,828 $ 18,089,807
Distributable earnings (loss) (3,830,294) (2,742,416) (4,709,245) (104,262,541) (14,821,430)
NET ASSETS
$ 7,528,593 $ 23,301,661 $ 45,058,883 $ 137,634,287 $ 3,268,377
Shares (unlimited number of shares
authorized, no par value) 110,000 710,000 1,625,000 2,125,000 141,557
Net Asset Value $ 68.44 $ 32.82 $ 27.73 $ 64.77 $ 23.09
(a) Includes securities on loan valued at: $ — $ 28,885 $ — $ 323,261 $ —

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 209
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI EAFE
Ultra MSCI
Emerging Markets Ultra MSCI Japan
Ultra Nasdaq
Biotechnology
Ultra Nasdaq Cloud
Computing
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 5,304,301 $ 12,073,087 $ 5,105,303 $ 100,580,642 $ 2,611,540
Securities, at value
(a)
— 6,932,754 3,189,862 76,276,434 2,279,866
Repurchase Agreements, at value
5,304,301 5,142,424 2,595,477 12,087,346 497,642
Segregated cash balances with
custodian for swap agreements 2,776,557 4,023,060 2,857,538 737,568 266,354
Dividends and interest receivable 776 752 380 86,504 1,163
Receivable for security lending income — — — 6,088 5
Receivable from Advisor 4,277 3,140 — — 15,640
Reclaims receivable — — — 13,218 —
Unrealized appreciation on non-
exchange traded swap agreements 2,689,084 88,268 1,017,258 1,399,787 10,249
Prepaid expenses 5,497 6,206 5,363 3,636 3,636
Total Assets
10,780,492 16,196,604 9,665,878 90,610,581 3,074,555
LIABILITIES:
Cash overdraft — — — 535 —
Payable for cash collateral received
from securities loaned — — — 511,189 11,811
Payable to Advisor — — 4,424 32,441 —
Management Services fees payable — — 943 7,558 —
Custodian fees payable 134 219 135 14,475 1,795
Administration fees payable 12,177 12,177 21,328 28,928 21,328
Trustee fees payable 63 98 62 582 22
Compliance services fees payable 52 96 45 513 15
Listing, Data and related fees payable — — — 14,444 419
Professional fees payable 28,911 32,489 27,244 17,738 16,481
Unrealized depreciation on non-
exchange traded swap agreements — 454,053 339,629 1,711,178 301,079
Other liabilities 598 924 508 3,639 434
Total Liabilities
41,935 500,056 394,318 2,343,220 353,384
Commitments and contingencies
(Note 4)
NET ASSETS
$ 10,738,557 $ 15,696,548 $ 9,271,560 $ 88,267,361 $ 2,721,171
NET ASSETS CONSIST OF:
Paid in Capital $ 15,955,885 $ 42,135,128 $ 10,549,281 $ 252,333,348 $ 4,125,834
Distributable earnings (loss) (5,217,328) (26,438,580) (1,277,721) (164,065,987) (1,404,663)
NET ASSETS
$ 10,738,557 $ 15,696,548 $ 9,271,560 $ 88,267,361 $ 2,721,171
Shares (unlimited number of shares
authorized, no par value) 225,000 300,000 230,000 1,575,000 125,001
Net Asset Value $ 47.73 $ 52.32 $ 40.31 $ 56.04 $ 21.77
(a) Includes securities on loan valued at: $ — $ — $ — $ 717,066 $ 11,501

210 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq
Cybersecurity Ultra QQQ Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 2,390,483 $ 5,245,115,213 $ 60,456,171 $ 180,857,402 $ 4,540,904,371
Securities, at value
(a)
— 5,444,895,027 53,033,215 177,531,395 4,321,834,880
Repurchase Agreements, at value
2,390,483 120,350,971 3,245,778 9,241,606 85,903,799
Cash 3 — — 39,397 —
Segregated cash balances with
brokers for futures contracts — 31,930,801 — 1,430,000 46,256,000
Segregated cash balances with
custodian for swap agreements 980,189 2,399,821 1,719,287 3,305,988 37,844,277
Dividends and interest receivable 350 2,966,795 29,598 110,917 3,844,869
Receivable for security lending income — 10,809 — 9,346 2
Receivable for investments sold — 8,961,198 — 7,877 —
Receivable for capital shares issued — 8,901,499 — 1,916,913 11,637,842
Receivable from Advisor 15,804 — — — —
Receivable for variation margin on
futures contracts — — — 9 —
Unrealized appreciation on non-
exchange traded swap agreements 310,348 771,094,781 709,198 14,733,926 617,414,275
Prepaid expenses 3,636 6,246 4,776 4,776 11,808
Total Assets
3,700,813 6,391,517,948 58,741,852 208,332,150 5,124,747,752
LIABILITIES:
Cash overdraft — — — — 271
Payable for investments purchased — 49,190,114 — 9,004 11,697,607
Payable for capital shares redeemed — 8,901,499 — 392 —
Payable for cash collateral received
from securities loaned — 8,300,240 — 2,407,833 20,806
Payable to Advisor — 3,764,406 29,373 123,830 2,870,907
Management Services fees payable — 517,129 4,795 17,533 385,924
Custodian fees payable 80 104,656 1,408 27,574 296,262
Administration fees payable 12,174 123,210 24,881 37,180 105,332
Trustee fees payable 25 37,964 386 1,346 28,906
Compliance services fees payable 15 28,157 352 976 22,370
Listing, Data and related fees payable 466 953,590 11,793 82,762 —
Professional fees payable 23,722 33,188 16,281 17,567 29,605
Payable for variation margin on futures
contracts — 3,928,795 — — 297,613
Unrealized depreciation on non-
exchange traded swap agreements 366,826 — 1,097,575 536,845 —
Other liabilities 474 44,129 2,941 4,039 50,920
Total Liabilities
403,782 75,927,077 1,189,785 3,266,881 15,806,523
Commitments and contingencies
(Note 4)
NET ASSETS
$ 3,297,031 $ 6,315,590,871 $ 57,552,067 $ 205,065,269 $ 5,108,941,229
NET ASSETS CONSIST OF:
Paid in Capital $ 4,459,492 $ 5,087,511,916 $ 99,313,738 $ 336,462,664 $ 4,718,414,733
Distributable earnings (loss) (1,162,461) 1,228,078,955 (41,761,671) (131,397,395) 390,526,496
NET ASSETS
$ 3,297,031 $ 6,315,590,871 $ 57,552,067 $ 205,065,269 $ 5,108,941,229
Shares (unlimited number of shares
authorized, no par value) 90,001 70,950,000 1,033,744 5,350,000 65,850,000
Net Asset Value $ 36.63 $ 89.01 $ 55.67 $ 38.33 $ 77.58
(a) Includes securities on loan valued at: $ — $ 8,092,917 $ — $ 2,693,181 $ 19,982

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 211
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra
Semiconductors Ultra SmallCap600 Ultra Technology Ultra Utilities UltraPro Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 485,223,548 $ 30,718,609 $ 452,658,370 $ 12,243,125 $ 616,654,632
Securities, at value
(a)
674,008,932 25,115,002 540,239,985 13,076,620 556,350,088
Repurchase Agreements, at value
6,628,033 6,698,222 1,280,223 1,810 50,432,058
Cash 530,000 715 — 5 —
Segregated cash balances with
brokers for futures contracts — — — — 3,354,120
Segregated cash balances with
custodian for swap agreements 4,860,649 735,278 3,842,675 2,291,683 9,655,559
Dividends and interest receivable 268,471 25,301 402,829 58,358 1,001,499
Receivable for security lending income 137 649 — — —
Receivable for investments sold 5,029,281 — 4,287,327 — —
Due from counterparty — — — 4,427 —
Receivable for capital shares issued — — — — 19,204,271
Unrealized appreciation on non-
exchange traded swap agreements 312,460,557 532,395 117,450,328 803,780 86,638,059
Prepaid expenses 4,778 6,406 4,952 4,776 5,069
Total Assets
1,003,790,838 33,113,968 667,508,319 16,241,459 726,640,723
LIABILITIES:
Cash overdraft — — — — 115,266
Payable for investments purchased — — — — 3,792,316
Payable for capital shares redeemed — — 4,249,007 — —
Payable for cash collateral received
from securities loaned 466,672 238,128 — — —
Payable to Advisor 560,908 15,662 437,502 2,880 382,665
Management Services fees payable 73,151 2,736 55,817 1,308 52,330
Custodian fees payable 11,254 18,528 15,050 875 16,165
Administration fees payable 56,366 21,328 52,823 21,328 51,545
Trustee fees payable 4,455 205 4,214 73 3,933
Compliance services fees payable 2,102 168 3,240 58 3,483
Listing, Data and related fees payable 134,967 — 124,337 2,114 127,607
Professional fees payable 17,246 16,563 17,590 16,119 17,977
Unrealized depreciation on non-
exchange traded swap agreements — 41,903 — 286,102 —
Other liabilities 8,969 861 7,960 863 14,999
Total Liabilities
1,336,090 356,082 4,967,540 331,720 4,578,286
Commitments and contingencies
(Note 4)
NET ASSETS
$ 1,002,454,748 $ 32,757,886 $ 662,540,779 $ 15,909,739 $ 722,062,437
NET ASSETS CONSIST OF:
Paid in Capital $ 427,158,957 $ 38,935,579 $ 509,053,519 $ 17,844,517 $ 674,586,918
Distributable earnings (loss) 575,295,791 (6,177,693) 153,487,260 (1,934,778) 47,475,519
NET ASSETS
$ 1,002,454,748 $ 32,757,886 $ 662,540,779 $ 15,909,739 $ 722,062,437
Shares (unlimited number of shares
authorized, no par value) 8,530,000 1,335,000 10,915,000 235,000 9,400,000
Net Asset Value $ 117.52 $ 24.54 $ 60.70 $ 67.70 $ 76.82
(a) Includes securities on loan valued at: $ 455,063 $ 323,168 $ — $ — $ —

212 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro
MidCap400 UltraPro QQQ
UltraPro
Russell2000 UltraPro S&P500
®
UltraPro Short 20+
Year Treasury
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 23,125,732 $ 16,946,059,484 $ 366,843,699 $ 2,962,643,056 $ 16,358,949
Securities, at value
(a)
22,446,987 16,231,269,929 339,318,823 2,772,390,955 13,950,958
Repurchase Agreements, at value
2,082,555 605,851,989 60,323,057 86,989,726 2,411,982
Cash — 13,790,491 136,877 717,663 —
Segregated cash balances with
brokers for futures contracts 422,800 195,439,865 3,689,400 29,264,000 30,030
Segregated cash balances with
custodian for swap agreements 6,818,488 96,179,000 26,072,594 48,827,320 301,421
Dividends and interest receivable 17,567 5,609,040 186,566 2,290,799 353
Receivable for security lending income 93 20,978 12,432 3 —
Receivable for investments sold — 6,376,579 — — —
Receivable for capital shares issued — 128,081,893 2,268,435 185,543,405 —
Receivable for variation margin on
futures contracts 50,953 — 5 2,635,000 —
Unrealized appreciation on non-
exchange traded swap agreements 2,362,006 4,530,310,496 61,373,994 533,391,735 22,159,143
Prepaid expenses 6,509 10,387 4,777 7,663 5,003
Total Assets
34,207,958 21,812,940,647 493,386,960 3,662,058,269 38,858,890
LIABILITIES:
Cash overdraft — — — — 3,719
Payable for investments purchased 101,173 271,919,330 15,212 217,994,364 —
Payable for capital shares redeemed — 6,247,897 — — —
Payable for cash collateral received
from securities loaned 45,225 14,854,252 2,715,015 — —
Payable to Advisor 1,735 11,076,713 323,558 2,040,894 21,282
Management Services fees payable 2,782 1,821,424 40,495 272,115 3,413
Custodian fees payable 22,400 354,007 82,632 319,435 1,138
Administration fees payable 21,328 312,654 45,978 87,922 13,591
Trustee fees payable 202 134,201 2,461 19,622 315
Compliance services fees payable 160 102,223 1,652 15,404 813
Listing, Data and related fees payable — 3,400,328 160,119 — —
Professional fees payable 16,556 64,981 17,843 24,176 17,043
Payable for variation margin on futures
contracts — 15,999,816 — — 2,852
Unrealized depreciation on non-
exchange traded swap agreements 988,060 — — — —
Other liabilities 1,166 225,444 7,095 45,479 1,745
Total Liabilities
1,200,787 326,513,270 3,412,060 220,819,411 65,911
Commitments and contingencies
(Note 4)
NET ASSETS
$ 33,007,171 $ 21,486,427,377 $ 489,974,900 $ 3,441,238,858 $ 38,792,979
NET ASSETS CONSIST OF:
Paid in Capital $ 28,164,230 $ 16,030,808,650 $ 558,052,529 $ 3,210,391,847 $ (15,688,259)
Distributable earnings (loss) 4,842,941 5,455,618,727 (68,077,629) 230,847,011 54,481,238
NET ASSETS
$ 33,007,171 $ 21,486,427,377 $ 489,974,900 $ 3,441,238,858 $ 38,792,979
Shares (unlimited number of shares
authorized, no par value) 1,280,000 343,900,000 10,800,000 49,150,000 493,605
Net Asset Value $ 25.79 $ 62.48 $ 45.37 $ 70.02 $ 78.59
(a) Includes securities on loan valued at: $ 51,927 $ 14,484,743 $ 2,737,240 $ — $ —

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 213
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400 UltraPro Short QQQ
UltraPro Short
Russell2000
UltraPro Short
S&P500
®
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 442,224,879 $ 2,739,580 $ 4,305,840,897 $ 135,354,033 $ 836,626,093
Securities, at value 420,106,529 — 4,204,144,252 127,317,297 779,269,433
Repurchase Agreements, at value
22,135,841 2,739,580 102,362,928 8,050,511 57,472,152
Segregated cash balances with
brokers for futures contracts 942,480 30,200 2,686,860 568,425 2,973,600
Segregated cash balances with
custodian for swap agreements 920,000 1,802,078 — 37,937,611 2,358,000
Dividends and interest receivable 3,238 401 14,974 1,178 8,407
Receivable from Advisor — 6,312 — — —
Receivable for variation margin on
futures contracts — — 7,481,721 98,750 —
Unrealized appreciation on non-
exchange traded swap agreements 4,736,963 378,527 16,715,305 317,055 827,298
Prepaid expenses 4,952 6,509 5,451 4,776 6,871
Total Assets
448,850,003 4,963,607 4,333,411,491 174,295,603 842,915,761
LIABILITIES:
Cash overdraft 37,051 — — — 11,329
Payable for capital shares redeemed 26,821,668 — 255,573,041 6,815,194 9,683,214
Payable to Advisor 193,853 — 1,824,386 61,755 385,036
Management Services fees payable 26,886 — 252,507 10,207 51,337
Custodian fees payable 6,821 579 45,670 3,149 11,329
Administration fees payable 30,022 12,177 74,688 19,770 38,919
Trustee fees payable 2,237 21 20,645 852 4,231
Compliance services fees payable 2,602 31 22,575 909 5,370
Listing, Data and related fees payable 76,209 — 528,498 51,579 —
Professional fees payable 17,548 16,111 30,065 16,673 19,586
Payable for variation margin on futures
contracts 7 3,640 — — 267,750
Unrealized depreciation on non-
exchange traded swap agreements 133,655,490 1,262,984 1,309,850,506 47,160,563 217,899,037
Other liabilities 13,686 727 89,492 4,202 23,526
Total Liabilities
160,884,080 1,296,270 1,568,312,073 54,144,853 228,400,664
Commitments and contingencies
(Note 4)
NET ASSETS
$ 287,965,923 $ 3,667,337 $ 2,765,099,418 $ 120,150,750 $ 614,515,097
NET ASSETS CONSIST OF:
Paid in Capital $ 2,024,252,365 $ 63,853,038 $ 12,630,096,261 $ 760,615,925 $ 5,535,748,320
Distributable earnings (loss) (1,736,286,442) (60,185,701) (9,864,996,843) (640,465,175) (4,921,233,223)
NET ASSETS
$ 287,965,923 $ 3,667,337 $ 2,765,099,418 $ 120,150,750 $ 614,515,097
Shares (unlimited number of shares
authorized, no par value) 16,642,280 338,643 275,350,547 4,407,646 19,038,887
Net Asset Value $ 17.30 $ 10.83 $ 10.04 $ 27.26 $ 32.28

214 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort 7-10
Year Treasury
UltraShort 20+ Year
Treasury
UltraShort
Consumer
Discretionary
UltraShort
Consumer Staples UltraShort Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 12,860,319 $ 370,473,513 $ 1,431,687 $ 1,134,358 $ 93,754,521
Securities, at value — 291,516,848 1,170,642 496,717 49,704,255
Repurchase Agreements, at value
12,860,319 78,993,278 261,437 637,788 44,063,404
Cash — — — — 17,802
Segregated cash balances with
brokers for futures contracts 11,688 356,070 — — 129,360
Segregated cash balances with
custodian for swap agreements 1,523,766 1,513,532 805,176 93,292 8,890
Dividends and interest receivable 1,881 11,555 38 93 6,446
Receivable for capital shares issued — 7,210,312 317,419 — —
Receivable from Advisor — — 7,130 5,927 —
Unrealized appreciation on non-
exchange traded swap agreements 2,963,067 12,847,732 15,606 — 22,193
Prepaid expenses 4,776 4,952 4,776 4,776 4,775
Total Assets
17,365,497 392,454,279 2,582,224 1,238,593 93,957,125
LIABILITIES:
Cash overdraft 1,250 28,543 — — —
Payable to Advisor 4,073 219,996 — — 38,172
Management Services fees payable 1,469 29,332 — — 6,526
Custodian fees payable 921 5,638 42 35 1,759
Administration fees payable 12,642 30,536 12,177 12,177 16,600
Trustee fees payable 128 2,248 9 6 510
Compliance services fees payable 178 2,967 12 8 509
Listing, Data and related fees payable 54 2,134 326 256 16,282
Professional fees payable 16,245 18,697 16,097 16,090 16,415
Payable for variation margin on futures
contracts 857 33,727 — — 2
Unrealized depreciation on non-
exchange traded swap agreements 263,510 29,501,448 699,392 390,232 19,449,114
Other liabilities 1,086 11,200 2,193 757 13,908
Total Liabilities
302,413 29,886,466 730,248 419,561 19,559,797
Commitments and contingencies
(Note 4)
NET ASSETS
$ 17,063,084 $ 362,567,813 $ 1,851,976 $ 819,032 $ 74,397,328
NET ASSETS CONSIST OF:
Paid in Capital $ 133,104,638 $ 5,012,771,402 $ 20,737,058 $ 10,405,955 $ 825,495,418
Distributable earnings (loss) (116,041,554) (4,650,203,589) (18,885,082) (9,586,923) (751,098,090)
NET ASSETS
$ 17,063,084 $ 362,567,813 $ 1,851,976 $ 819,032 $ 74,397,328
Shares (unlimited number of shares
authorized, no par value) 700,000 10,056,929 116,696 60,568 2,259,786
Net Asset Value $ 24.38 $ 36.05 $ 15.87 $ 13.52 $ 32.92

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 215
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Energy
UltraShort
Financials
UltraShort FTSE
China 50
UltraShort FTSE
Europe
UltraShort Health
Care
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 24,307,707 $ 23,765,869 $ 7,033,589 $ 39,945,701 $ 1,024,036
Securities, at value 13,865,506 11,884,720 6,340,978 21,870,863 794,748
Repurchase Agreements, at value
10,442,495 11,878,069 694,736 18,081,173 229,524
Segregated cash balances with
custodian for swap agreements 4,592,832 1,668 12,333,085 778,297 202,775
Dividends and interest receivable 1,528 1,738 102 2,645 34
Due from counterparty — — — — 558
Receivable from Advisor — — 774 — 6,063
Unrealized appreciation on non-
exchange traded swap agreements — — 2,553,441 — 6,274
Prepaid expenses 4,776 4,776 4,776 4,776 4,777
Total Assets
28,907,137 23,770,971 21,927,892 40,737,754 1,244,753
LIABILITIES:
Payable to Advisor 9,989 4,964 — 8,665 —
Management Services fees payable 1,727 1,394 — 1,861 —
Custodian fees payable 294 301 273 525 27
Administration fees payable 12,177 12,177 12,177 11,964 12,177
Trustee fees payable 118 113 111 183 7
Compliance services fees payable 126 110 116 320 9
Listing, Data and related fees payable 3,688 3,667 21,571 1,204 272
Professional fees payable 16,167 16,149 31,690 26,535 16,094
Unrealized depreciation on non-
exchange traded swap agreements 8,972,529 8,985,824 6,887,453 19,377,928 441,195
Other liabilities 18,790 2,987 1,405 2,364 577
Total Liabilities
9,035,605 9,027,686 6,954,796 19,431,549 470,358
Commitments and contingencies
(Note 4)
NET ASSETS
$ 19,871,532 $ 14,743,285 $ 14,973,096 $ 21,306,205 $ 774,395
NET ASSETS CONSIST OF:
Paid in Capital $ 148,387,805 $ 527,082,668 $ 266,614,427 $ 304,932,968 $ 13,004,642
Distributable earnings (loss) (128,516,273) (512,339,383) (251,641,331) (283,626,763) (12,230,247)
NET ASSETS
$ 19,871,532 $ 14,743,285 $ 14,973,096 $ 21,306,205 $ 774,395
Shares (unlimited number of shares
authorized, no par value) 2,103,254 1,197,666 501,947 2,912,119 70,430
Net Asset Value $ 9.45 $ 12.31 $ 29.83 $ 7.32 $ 11.00

216 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
Industrials UltraShort Materials
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
UltraShort MSCI
EAFE
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 1,359,255 $ 1,303,478 $ 1,918,314 $ 6,385,019 $ 684,442
Securities, at value — 993,434 993,434 5,853,211 634,099
Repurchase Agreements, at value
1,359,255 310,339 925,175 533,770 50,556
Segregated cash balances with
brokers for futures contracts — — 30,200 — —
Segregated cash balances with
custodian for swap agreements 417,872 369,407 129,304 6,650,885 498,489
Dividends and interest receivable 199 45 135 78 7
Receivable from Advisor 5,473 7,340 7,783 6,452 11,649
Unrealized appreciation on non-
exchange traded swap agreements 9,298 — — 71,479 9,692
Prepaid expenses 4,776 4,776 7,563 5,706 5,178
Total Assets
1,796,873 1,685,341 2,093,594 13,121,581 1,209,670
LIABILITIES:
Custodian fees payable 54 53 540 121 40
Administration fees payable 12,177 12,177 12,177 12,177 12,177
Trustee fees payable 10 7 11 48 5
Compliance services fees payable 15 12 13 54 12
Listing, Data and related fees payable 410 289 — — —
Professional fees payable 16,096 16,096 16,093 28,578 26,409
Payable for variation margin on futures
contracts — — 3,640 — —
Unrealized depreciation on non-
exchange traded swap agreements 534,711 478,367 525,049 4,030,455 342,331
Other liabilities 3,336 17,587 1,937 819 450
Total Liabilities
566,809 524,588 559,460 4,072,252 381,424
Commitments and contingencies
(Note 4)
NET ASSETS
$ 1,230,064 $ 1,160,753 $ 1,534,134 $ 9,049,329 $ 828,246
NET ASSETS CONSIST OF:
Paid in Capital $ 23,537,212 $ 87,515,710 $ 57,326,427 $ 106,897,160 $ 25,167,452
Distributable earnings (loss) (22,307,148) (86,354,957) (55,792,293) (97,847,831) (24,339,206)
NET ASSETS
$ 1,230,064 $ 1,160,753 $ 1,534,134 $ 9,049,329 $ 828,246
Shares (unlimited number of shares
authorized, no par value) 125,135 160,083 138,510 658,546 112,428
Net Asset Value $ 9.83 $ 7.25 $ 11.08 $ 13.74 $ 7.37

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 217
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort MSCI
Emerging Markets
UltraShort MSCI
Japan
UltraShort Nasdaq
Biotechnology UltraShort QQQ
UltraShort Real
Estate
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 4,429,785 $ 4,343,992 $ 2,911,860 $ 307,666,470 $ 49,332,447
Securities, at value — — — 300,669,142 13,865,507
Repurchase Agreements, at value
4,429,785 4,343,992 2,911,860 7,009,515 35,463,347
Segregated cash balances with
brokers for futures contracts — — — 136,290 —
Segregated cash balances with
custodian for swap agreements 2,094,314 1,800,611 779,444 6,136 105,354
Dividends and interest receivable 648 635 426 1,025 5,188
Receivable for capital shares issued — — — 17,538,224 —
Receivable from Advisor 10,139 4,382 5,085 — —
Receivable for variation margin on
futures contracts — — — 495,277 —
Unrealized appreciation on non-
exchange traded swap agreements — 47,175 221,644 3,068,931 —
Prepaid expenses 5,515 5,244 3,636 5,391 4,776
Total Assets
6,540,401 6,202,039 3,922,095 328,929,931 49,444,172
LIABILITIES:
Payable for capital shares redeemed — — — 6,576,834 —
Payable to Advisor — — — 155,375 26,474
Management Services fees payable — — — 22,816 3,487
Custodian fees payable 97 88 117 5,868 550
Administration fees payable 12,177 12,177 12,177 27,715 12,970
Trustee fees payable 37 29 27 1,850 267
Compliance services fees payable 44 28 28 2,368 298
Listing, Data and related fees payable — — 606 49,444 9,196
Professional fees payable 26,288 24,736 16,104 17,683 16,293
Unrealized depreciation on non-
exchange traded swap agreements 1,118,090 1,046,240 391,976 52,454,705 8,153,910
Other liabilities 983 645 682 18,426 9,328
Total Liabilities
1,157,716 1,083,943 421,717 59,333,084 8,232,773
Commitments and contingencies
(Note 4)
NET ASSETS
$ 5,382,685 $ 5,118,096 $ 3,500,378 $ 269,596,847 $ 41,211,399
NET ASSETS CONSIST OF:
Paid in Capital $ 172,634,965 $ 34,880,974 $ 78,580,017 $ 2,199,435,938 $ 283,709,760
Distributable earnings (loss) (167,252,280) (29,762,878) (75,079,639) (1,929,839,091) (242,498,361)
NET ASSETS
$ 5,382,685 $ 5,118,096 $ 3,500,378 $ 269,596,847 $ 41,211,399
Shares (unlimited number of shares
authorized, no par value) 288,771 479,913 196,096 6,148,903 2,597,077
Net Asset Value $ 18.64 $ 10.66 $ 17.85 $ 43.84 $ 15.87

218 :: MAY 31, 2024 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
Russell2000 UltraShort S&P500
®
UltraShort
Semiconductors
UltraShort
SmallCap600
UltraShort
Technology
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 84,671,615 $ 734,048,937 $ 6,407,103 $ 2,001,786 $ 3,757,611
Securities, at value 24,835,849 698,467,968 — 993,434 3,414,372
Repurchase Agreements, at value
59,842,986 35,612,996 6,407,103 1,008,647 344,383
Cash 225,118 — — — —
Segregated cash balances with
brokers for futures contracts 243,100 4,153,600 — — —
Segregated cash balances with
custodian for swap agreements 6,833,377 18,434 2,687,766 352,322 2,095,244
Dividends and interest receivable 8,754 5,209 937 148 50
Receivable for capital shares issued — 6,239,240 — — —
Receivable from Advisor — — 4,514 7,020 3,922
Receivable for variation margin on
futures contracts 3 — — — —
Unrealized appreciation on non-
exchange traded swap agreements 420,537 — — 73,926 62,325
Prepaid expenses 4,776 10,633 4,776 6,406 4,776
Total Assets
92,414,500 744,508,080 9,105,096 2,441,903 5,925,072
LIABILITIES:
Cash overdraft — 1,615 — — —
Payable for capital shares redeemed — 13,726,329 — — 269,582
Payable to Advisor 31,190 367,965 — — —
Management Services fees payable 5,652 49,061 — — —
Custodian fees payable 1,767 10,575 190 49 99
Administration fees payable 15,423 38,448 12,177 12,177 12,177
Trustee fees payable 402 4,024 40 16 26
Compliance services fees payable 529 4,730 41 18 29
Listing, Data and related fees payable 24,839 — 1,550 — 818
Professional fees payable 18,658 19,117 16,114 16,096 16,111
Payable for variation margin on futures
contracts — 374,000 — — —
Unrealized depreciation on non-
exchange traded swap agreements 20,748,217 165,691,398 3,084,300 163,611 1,672,438
Other liabilities 3,202 40,378 1,155 563 4,082
Total Liabilities
20,849,879 180,327,640 3,115,567 192,530 1,975,362
Commitments and contingencies
(Note 4)
NET ASSETS
$ 71,564,621 $ 564,180,440 $ 5,989,529 $ 2,249,373 $ 3,949,710
NET ASSETS CONSIST OF:
Paid in Capital $ 841,783,259 $ 6,161,190,215 $ 70,825,811 $ 34,273,159 $ 38,433,912
Distributable earnings (loss) (770,218,638) (5,597,009,775) (64,836,282) (32,023,786) (34,484,202)
NET ASSETS
$ 71,564,621 $ 564,180,440 $ 5,989,529 $ 2,249,373 $ 3,949,710
Shares (unlimited number of shares
authorized, no par value) 6,463,966 22,606,249 640,857 123,946 293,028
Net Asset Value $ 11.07 $ 24.96 $ 9.35 $ 18.15 $ 13.48

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 219
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost
$ 1,682,285
Securities, at value 496,717
Repurchase Agreements, at value
1,185,715
Segregated cash balances with custodian for swap agreements 215,267
Dividends and interest receivable 173
Receivable from Advisor 7,666
Unrealized appreciation on non-exchange traded swap agreements 66,224
Prepaid expenses 4,776
Total Assets
1,976,538
LIABILITIES:
Custodian fees payable 52
Administration fees payable 12,177
Trustee fees payable 6
Compliance services fees payable 10
Listing, Data and related fees payable 271
Professional fees payable 16,094
Unrealized depreciation on non-exchange traded swap agreements 394,217
Other liabilities 1,571
Total Liabilities
424,398
Commitments and contingencies
(Note 4)
NET ASSETS
$ 1,552,140
NET ASSETS CONSIST OF:
Paid in Capital $ 13,779,464
Distributable earnings (loss) (12,227,324)
NET ASSETS
$ 1,552,140
Shares (unlimited number of shares authorized, no par value) 163,720
Net Asset Value $ 9.48

220 :: FOR THE YEAR ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
STATEMENTS OF OPERATIONS

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2024 :: 221
PROSHARES TRUST
See accompanying notes to the financial statements
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE
China 50
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Interest $ 1,152,489 $ 6,952,337 $ 10,649,111 $ 1,188,368 $ 286,943
Total Investment Income
1,152,489 6,952,337 10,649,111 1,188,368 286,943
EXPENSES:
Advisory fees (Note 4) 189,353 1,115,947 1,436,014 171,555 55,104
Management Services fees (Note 4) 25,247 148,791 191,466 22,874 7,347
Professional fees 18,615 20,417 20,612 18,577 34,730
Administration fees (Note 5) 43,143 78,558 86,399 41,619 40,996
Custodian fees (Note 6) 3,358 9,481 12,827 1,653 449
Printing and Shareholder reports 2,672 1,045 4,396 9,594 1,920
Listing, Data and related fees (Note 7) 9,227 19,582 83,102 13,436 13,926
Trustees fees (Note 8) 562 3,327 4,223 534 160
Compliance services fees (Note 4) 371 1,681 1,426 163 51
Other fees 5,578 10,264 9,740 4,753 4,393
Total Gross Expenses before fees waived and/or
reimbursed
298,126 1,409,093 1,850,205 284,758 159,076
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (58,234) — (31,934) (67,619) (89,294)
Total Net Expenses
239,892 1,409,093 1,818,271 217,139 69,782
Net Investment Income (Loss)
912,597 5,543,244 8,830,840 971,229 217,161
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 2,053 — — —
Expiration or closing of futures contracts 35,005 258,727 (1,875,622) — —
Expiration or closing of non-exchange traded swap
agreements (2,532,220) (5,805,897) (7,140,199) (4,020,402) —
Net realized gain (loss)
(2,497,215) (5,545,117) (9,015,821) (4,020,402) —
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 597 101,906 140,041 (1,797) —
Futures contracts 5,926 35,000 94,265 — —
Non-exchange traded swap agreements 4,321,138 21,384,337 (19,997,145) (2,359,632) (475,598)
Change in net unrealized appreciation/depreciation
4,327,661 21,521,243 (19,762,839) (2,361,429) (475,598)
Net realized and unrealized gain (loss)
1,830,446 15,976,126 (28,778,660) (6,381,831) (475,598)
Change in Net Assets Resulting from Operations
$ 2,743,043 $ 21,519,370 $ (19,947,820) $ (5,410,602) $ (258,437)

222 :: FOR THE YEAR ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Short High Yield
Short
MidCap400
Short MSCI
EAFE
Short MSCI
Emerging
Markets Short QQQ
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Interest $ 7,859,751 $ 424,904 $ 1,951,642 $ 1,182,176 $ 50,534,397
Total Investment Income
7,859,751 424,904 1,951,642 1,182,176 50,534,397
EXPENSES:
Advisory fees (Note 4) 1,180,196 65,013 301,315 191,104 5,919,428
Management Services fees (Note 4) 157,357 8,668 40,175 25,480 789,246
Professional fees 32,459 18,396 29,984 29,898 28,198
Administration fees (Note 5) 80,048 40,996 45,658 41,137 165,676
Custodian fees (Note 6) 7,923 2,548 2,428 1,635 45,801
Printing and Shareholder reports 14,562 1,237 7,843 6,463 44,824
Listing, Data and related fees (Note 7) 85,887 9,446 36,230 22,706 800,714
Trustees fees (Note 8) 3,513 193 914 571 17,620
Compliance services fees (Note 4) 1,317 67 354 200 6,475
Other fees 9,589 4,084 5,315 5,091 26,461
Total Gross Expenses before fees waived and/or
reimbursed
1,572,851 150,648 470,216 324,285 7,844,443
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (78,316) (68,357) (88,723) (82,304) (352,161)
Total Net Expenses
1,494,535 82,291 381,493 241,981 7,492,282
Net Investment Income (Loss)
6,365,216 342,613 1,570,149 940,195 43,042,115
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — — 1,384
Expiration or closing of futures contracts — (100,668) — — (16,182,845)
Expiration or closing of non-exchange traded swap
agreements (3,330,674) (183,259) — (2,094,994) (232,637,185)
Net realized gain (loss)
(3,330,674) (283,927) — (2,094,994) (248,818,646)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 137,464 — 5,701 1,493 860,793
Futures contracts — (3,153) — — 3,581,656
Non-exchange traded swap agreements (11,001,327) (1,951,303) (6,563,900) (819,506) 30,743,869
Change in net unrealized appreciation/depreciation
(10,863,863) (1,954,456) (6,558,199) (818,013) 35,186,318
Net realized and unrealized gain (loss)
(14,194,537) (2,238,383) (6,558,199) (2,913,007) (213,632,328)
Change in Net Assets Resulting from Operations
$ (7,829,321) $ (1,895,770) $ (4,988,050) $ (1,972,812) $ (170,590,213)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2024 :: 223
PROSHARES TRUST
See accompanying notes to the financial statements
Short Real Estate
Short
Russell2000 Short S&P500
®
Short
SmallCap600
Ultra 7-10 Year
Treasury
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Interest $ 1,737,240 $ 15,135,364 $ 86,617,304 $ 554,531 $ 697,124
Total Investment Income
1,737,240 15,135,364 86,617,304 554,531 697,124
EXPENSES:
Advisory fees (Note 4) 254,343 2,056,946 11,221,414 87,179 103,054
Management Services fees (Note 4) 33,912 274,255 1,496,167 11,624 13,740
Professional fees 18,687 21,851 40,120 18,425 18,412
Administration fees (Note 5) 43,621 101,766 211,885 40,996 42,893
Custodian fees (Note 6) 2,012 18,591 83,051 858 2,970
Printing and Shareholder reports 13,538 21,302 90,359 1,557 963
Listing, Data and related fees (Note 7) 16,442 275,977 13,969 9,446 8,021
Trustees fees (Note 8) 788 6,175 33,793 286 280
Compliance services fees (Note 4) 236 2,208 12,274 82 89
Other fees 5,089 13,268 53,198 4,608 4,595
Total Gross Expenses before fees waived and/or
reimbursed
388,668 2,792,339 13,256,230 175,061 195,017
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (66,604) (188,354) — (64,732) (64,524)
Total Net Expenses
322,064 2,603,985 13,256,230 110,329 130,493
Net Investment Income (Loss)
1,415,176 12,531,379 73,361,074 444,202 566,631
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — (3,831) (5,652) — —
Expiration or closing of futures contracts — (2,256,179) (29,093,603) — (18,958)
Expiration or closing of non-exchange traded swap
agreements — (14,998,398) (160,788,567) (1,007,344) (4,715,277)
Net realized gain (loss)
— (17,258,408) (189,887,822) (1,007,344) (4,734,235)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments (1,797) 322,401 1,257,922 — 896
Futures contracts — (724,098) 4,908,551 — (349)
Non-exchange traded swap agreements (4,257,360) (38,936,321) (145,493,252) (2,724,203) 3,239,197
Change in net unrealized appreciation/depreciation
(4,259,157) (39,338,018) (139,326,779) (2,724,203) 3,239,744
Net realized and unrealized gain (loss)
(4,259,157) (56,596,426) (329,214,601) (3,731,547) (1,494,491)
Change in Net Assets Resulting from Operations
$ (2,843,981) $ (44,065,047) $ (255,853,527) $ (3,287,345) $ (927,860)

224 :: FOR THE YEAR ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples Ultra Dow30
SM
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ — $ 18,328 $ 105,304 $ 156,356 $ 5,659,943
Interest 3,693,800 10,818 58,538 35,816 2,772,411
Securities lending income (Note 2) — 3 4 — 11,063
Total Investment Income
3,693,800 29,149 163,846 192,172 8,443,417
EXPENSES:
Advisory fees (Note 4) 543,441 16,792 118,997 49,347 2,780,443
Management Services fees (Note 4) 72,458 2,239 15,866 6,580 370,720
Professional fees 18,874 14,707 18,046 16,153 22,478
Administration fees (Note 5) 59,432 77,485 77,485 77,485 168,097
Custodian fees (Note 6) 6,223 2,034 6,250 3,150 27,256
Printing and Shareholder reports 2,640 247 498 1,304 5,482
Listing, Data and related fees (Note 7) 12,518 8,635 11,511 8,814 155,736
Trustees fees (Note 8) 1,495 47 342 146 7,856
Compliance services fees (Note 4) 413 12 101 49 2,459
Other fees 5,805 4,106 4,433 4,253 12,793
Total Gross Expenses before fees waived and/or
reimbursed
723,299 126,304 253,529 167,281 3,553,320
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (35,382) (105,012) (102,740) (104,769) (29,131)
Total Net Expenses
687,917 21,292 150,789 62,512 3,524,189
Net Investment Income (Loss)
3,005,883 7,857 13,057 129,660 4,919,228
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 94,889 (158,233) (142,135) (1,924,795)
Expiration or closing of futures contracts (178,998) — — — 3,274,634
Expiration or closing of non-exchange traded swap
agreements (7,436,138) 177,890 1,533,297 — 397,092
In-kind redemptions of investments — — 1,371,668 27,168 16,477,450
Net realized gain (loss)
(7,615,136) 272,779 2,746,732 (114,967) 18,224,381
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 7,219 345,570 166,373 331,119 26,458,042
Futures contracts (24,261) — — — (626,878)
Non-exchange traded swap agreements (8,355,719) 312,610 (500,665) 94,698 52,899,892
Change in net unrealized appreciation/depreciation
(8,372,761) 658,180 (334,292) 425,817 78,731,056
Net realized and unrealized gain (loss)
(15,987,897) 930,959 2,412,440 310,850 96,955,437
Change in Net Assets Resulting from Operations
$ (12,982,014) $ 938,816 $ 2,425,497 $ 440,510 $ 101,874,665

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2024 :: 225
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Energy Ultra Financials
Ultra FTSE China
50
Ultra FTSE
Europe Ultra Health Care
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ 3,012,523 $ 7,420,675 $ — $ — $ 1,079,410
Interest 587,109 2,533,289 310,323 124,716 626,552
Securities lending income (Note 2) 149 1,371 — — 6,546
Total Investment Income
3,599,781 9,955,335 310,323 124,716 1,712,508
EXPENSES:
Advisory fees (Note 4) 881,876 4,449,648 73,968 32,645 634,774
Management Services fees (Note 4) 117,582 593,278 9,862 4,353 84,635
Professional fees 36,190 24,033 32,950 41,330 14,662
Administration fees (Note 5) 116,867 196,723 40,996 40,996 104,802
Custodian fees (Note 6) 7,171 42,584 568 267 5,856
Printing and Shareholder reports 9,470 20,254 1,784 381 3,058
Listing, Data and related fees (Note 7) 40,283 178,171 16,315 8,252 30,912
Trustees fees (Note 8) 2,670 12,500 208 91 1,808
Compliance services fees (Note 4) 879 3,950 70 28 608
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — 103,531 — — —
Other fees 7,675 18,485 4,444 4,296 6,355
Total Gross Expenses before fees waived and/or
reimbursed
1,220,663 5,643,157 181,165 132,639 887,470
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (102,755) — (87,484) (91,262) (83,103)
Total Net Expenses
1,117,908 5,643,157 93,681 41,377 804,367
Net Investment Income (Loss)
2,481,873 4,312,178 216,642 83,339 908,141
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 338,909 (3,655,728) — — (160,654)
Expiration or closing of non-exchange traded swap
agreements 18,180,653 — — 252,642 —
In-kind redemptions of investments 7,855,132 14,118,299 — — 1,005,944
Net realized gain (loss)
26,374,694 10,462,571 — 252,642 845,290
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 7,083,408 99,568,407 — — 6,260,422
Non-exchange traded swap agreements 4,133,314 175,587,777 (889,526) 805,946 7,018,209
Change in net unrealized appreciation/depreciation
11,216,722 275,156,184 (889,526) 805,946 13,278,631
Net realized and unrealized gain (loss)
37,591,416 285,618,755 (889,526) 1,058,588 14,123,921
Change in Net Assets Resulting from Operations
$ 40,073,289 $ 289,930,933 $ (672,884) $ 1,141,927 $ 15,032,062

226 :: FOR THE YEAR ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
Ultra MSCI Brazil
Capped
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ — $ 248,880 $ 568,028 $ 1,643,129 $ —
Interest 564,761 37,368 202,421 381,682 164,512
Securities lending income (Note 2) — 1,126 101 10,418 —
Foreign withholding tax on income — — (6,476) — —
Total Investment Income
564,761 287,374 764,074 2,035,229 164,512
EXPENSES:
Advisory fees (Note 4) 107,558 151,856 315,227 997,801 34,701
Management Services fees (Note 4) 14,341 20,247 42,030 133,038 4,627
Professional fees 42,591 15,189 30,921 22,198 36,509
Administration fees (Note 5) 42,365 77,485 80,390 120,746 40,996
Custodian fees (Note 6) 1,165 7,383 4,704 39,380 345
Printing and Shareholder reports 332 1,158 2,772 2,451 680
Listing, Data and related fees (Note 7) 14,050 12,809 18,974 9,446 9,322
Trustees fees (Note 8) 307 430 1,056 2,847 100
Compliance services fees (Note 4) 84 128 301 874 34
Excise tax — — — — 110
Other fees 4,061 4,661 5,173 7,384 4,309
Total Gross Expenses before fees waived and/or
reimbursed
226,854 291,346 501,548 1,336,165 131,733
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (90,563) (98,811) (101,945) (71,121) (87,651)
Total Net Expenses
136,291 192,535 399,603 1,265,044 44,082
Net Investment Income (Loss)
428,470 94,839 364,471 770,185 120,430
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (115) (14,006) (61,074) (196,142) —
Expiration or closing of futures contracts — — — 926,261 —
Expiration or closing of non-exchange traded swap
agreements (540,615) — — 1,244,463 1,884,351
In-kind redemptions of investments — 1,535,531 1,283,703 7,840,894 —
Net realized gain (loss)
(540,730) 1,521,525 1,222,629 9,815,476 1,884,351
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 597 1,713,275 4,560,474 14,381,759 —
Futures contracts — — — 108,467 —
Non-exchange traded swap agreements 2,529,591 4,351,634 7,204,110 23,649,598 (1,403,439)
Change in net unrealized appreciation/depreciation
2,530,188 6,064,909 11,764,584 38,139,824 (1,403,439)
Net realized and unrealized gain (loss)
1,989,458 7,586,434 12,987,213 47,955,300 480,912
Change in Net Assets Resulting from Operations
$ 2,417,928 $ 7,681,273 $ 13,351,684 $ 48,725,485 $ 601,342

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2024 :: 227
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra MSCI EAFE
Ultra MSCI
Emerging
Markets
Ultra MSCI
Japan
Ultra Nasdaq
Biotechnology
Ultra Nasdaq
Cloud
Computing
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ — $ — $ 60,367 $ 558,212 $ 11,031
Interest 274,293 621,357 170,372 652,429 16,610
Securities lending income (Note 2) — — — 56,128 46
Foreign withholding tax on income — — — (9,145) (194)
Total Investment Income
274,293 621,357 230,739 1,257,624 27,493
EXPENSES:
Advisory fees (Note 4) 70,554 123,261 65,291 662,955 21,859
Management Services fees (Note 4) 9,407 16,434 8,705 88,393 2,915
Professional fees 31,602 39,792 9,797 13,969 19,075
Administration fees (Note 5) 40,996 40,996 77,485 106,658 77,485
Custodian fees (Note 6) 526 920 622 34,788 7,158
Printing and Shareholder reports 1,642 1,172 1,010 2,431 789
Listing, Data and related fees (Note 7) 12,923 16,298 11,110 91,515 8,951
Trustees fees (Note 8) 200 351 190 1,896 61
Compliance services fees (Note 4) 64 121 51 620 17
Other fees 3,926 4,617 3,972 6,603 4,809
Total Gross Expenses before fees waived and/or
reimbursed
171,840 243,962 178,233 1,009,828 143,119
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (82,423) (87,792) (95,509) (169,959) (115,408)
Total Net Expenses
89,417 156,170 82,724 839,869 27,711
Net Investment Income (Loss)
184,876 465,187 148,015 417,755 (218)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 3 — (6,369,889) 11,036
Expiration or closing of non-exchange traded swap
agreements (491) 1,771,066 45,726 5,880 582,494
In-kind redemptions of investments — — — 6,041,222 294,118
Net realized gain (loss)
(491) 1,771,069 45,726 (322,787) 887,648
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — 2,091 445,387 4,560,880 131,516
Non-exchange traded swap agreements 2,112,792 (539,300) 614,175 812,360 (163,657)
Change in net unrealized appreciation/depreciation
2,112,792 (537,209) 1,059,562 5,373,240 (32,141)
Net realized and unrealized gain (loss)
2,112,301 1,233,860 1,105,288 5,050,453 855,507
Change in Net Assets Resulting from Operations
$ 2,297,177 $ 1,699,047 $ 1,253,303 $ 5,468,208 $ 855,289

228 :: FOR THE YEAR ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Nasdaq
Cybersecurity Ultra QQQ Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ — $ 33,096,208 $ 1,372,189 $ 1,878,110 $ 45,353,531
Interest 82,260 31,436,885 391,894 1,607,379 34,670,656
Securities lending income (Note 2) — 1,156,035 — 143,913 79,276
Foreign withholding tax on income — (68,952) — (4,445) (12,132)
Total Investment Income
82,260 65,620,176 1,764,083 3,624,957 80,091,331
EXPENSES:
Advisory fees (Note 4) 20,671 40,130,872 447,111 1,354,682 31,166,348
Management Services fees (Note 4) 2,756 5,350,705 59,614 180,622 4,155,452
Professional fees 30,647 69,550 16,703 19,151 63,562
Administration fees (Note 5) 40,993 455,067 92,205 132,640 395,272
Custodian fees (Note 6) 221 392,183 3,078 87,450 1,021,666
Printing and Shareholder reports 756 77,558 4,252 5,015 85,165
Listing, Data and related fees (Note 7) 8,903 5,360,422 23,873 183,131 14,398
Trustees fees (Note 8) 57 113,978 1,285 3,806 88,795
Compliance services fees (Note 4) 17 31,851 454 1,141 25,846
Other fees 4,419 115,797 5,801 7,805 95,540
Total Gross Expenses before fees waived and/or
reimbursed
109,440 52,097,983 654,376 1,975,443 37,112,044
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (83,250) (1,207,586) (87,995) (258,395) (144,631)
Total Net Expenses
26,190 50,890,397 566,381 1,717,048 36,967,413
Net Investment Income (Loss)
56,070 14,729,779 1,197,702 1,907,909 43,123,918
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — (40,415,272) (140,586) (13,640,177) (17,455,979)
Expiration or closing of futures contracts — 68,713,335 — 333,665 53,270,211
Expiration or closing of non-exchange traded swap
agreements (140,655) 936,461,383 — 1,611,471 281,364,628
In-kind redemptions of investments — 563,904,145 1,117,961 — 355,595,787
Net realized gain (loss)
(140,655) 1,528,663,591 977,375 (11,695,041) 672,774,647
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — 377,662,038 1,699,986 32,360,945 276,314,019
Futures contracts — (6,967,376) — (90,118) (2,192,872)
Non-exchange traded swap agreements 342,164 321,145,398 653,957 24,309,617 597,495,591
Change in net unrealized appreciation/depreciation
342,164 691,840,060 2,353,943 56,580,444 871,616,738
Net realized and unrealized gain (loss)
201,509 2,220,503,651 3,331,318 44,885,403 1,544,391,385
Change in Net Assets Resulting from Operations
$ 257,579 $ 2,235,233,430 $ 4,529,020 $ 46,793,312 $ 1,587,515,303

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2024 :: 229
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra
Semiconductors
Ultra
SmallCap600 Ultra Technology Ultra Utilities
UltraPro
Dow30
SM
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ 2,478,203 $ 407,551 $ 3,965,970 $ 264,582 $ 8,629,338
Interest 1,496,943 252,224 1,882,774 58,479 3,110,667
Securities lending income (Note 2) 3,366 6,337 571 12 16,496
Foreign withholding tax on income (14,194) (410) (8,045) — —
Total Investment Income
3,964,318 665,702 5,841,270 323,073 11,756,501
EXPENSES:
Advisory fees (Note 4) 3,435,579 224,556 4,559,526 75,515 4,622,038
Management Services fees (Note 4) 458,070 29,941 607,928 10,068 616,263
Professional fees 21,647 18,948 23,511 14,020 24,093
Administration fees (Note 5) 177,110 77,485 198,225 77,485 199,109
Custodian fees (Note 6) 39,180 55,916 53,985 2,597 59,481
Printing and Shareholder reports 15,314 1,087 17,800 940 14,297
Listing, Data and related fees (Note 7) 191,063 9,446 184,746 9,784 254,665
Trustees fees (Note 8) 9,367 635 13,049 216 13,154
Compliance services fees (Note 4) 2,336 202 3,758 78 4,180
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) 5,878 — 101,376 — 32,830
Other fees 12,303 4,927 17,668 4,467 20,285
Total Gross Expenses before fees waived and/or
reimbursed
4,367,847 423,143 5,781,572 195,170 5,860,395
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — (138,538) — (99,464) —
Total Net Expenses
4,367,847 284,605 5,781,572 95,706 5,860,395
Net Investment Income (Loss)
(403,529) 381,097 59,698 227,367 5,896,106
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (15,672,852) (1,711,757) 10,023,752 (32,897) (37,522,528)
Expiration or closing of futures contracts — — — — 3,406,469
Expiration or closing of non-exchange traded swap
agreements 120,419,402 759,662 91,733,791 — 47,888,790
In-kind redemptions of investments 62,850,947 515,982 46,806,047 311,356 52,100,059
Net realized gain (loss)
167,597,497 (436,113) 148,563,590 278,459 65,872,790
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 173,452,776 4,621,063 50,739,261 1,062,841 58,232,279
Futures contracts — — — — (227,803)
Non-exchange traded swap agreements 261,775,510 2,909,048 40,342,368 1,213,220 130,100,260
Change in net unrealized appreciation/depreciation
435,228,286 7,530,111 91,081,629 2,276,061 188,104,736
Net realized and unrealized gain (loss)
602,825,783 7,093,998 239,645,219 2,554,520 253,977,526
Change in Net Assets Resulting from Operations
$ 602,422,254 $ 7,475,095 $ 239,704,917 $ 2,781,887 $ 259,873,632

230 :: FOR THE YEAR ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro
MidCap400 UltraPro QQQ
UltraPro
Russell2000
UltraPro
S&P500
®
UltraPro Short
20+ Year
Treasury
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Dividends $ 313,916 $ 68,439,431 $ 2,755,629 $ 27,934,136 $ —
Interest 99,255 406,118,170 1,879,762 22,304,263 2,657,006
Securities lending income (Note 2) 2,627 2,379,523 200,687 42,254 —
Foreign withholding tax on income — (149,076) (6,021) (7,787) —
Total Investment Income
415,798 476,788,048 4,830,057 50,272,866 2,657,006
EXPENSES:
Advisory fees (Note 4) 217,831 144,830,434 2,432,705 21,334,881 704,521
Management Services fees (Note 4) 29,044 19,310,442 324,356 2,844,609 93,935
Professional fees 18,944 181,695 21,564 43,976 19,996
Administration fees (Note 5) 77,485 1,153,178 160,400 329,744 63,081
Custodian fees (Note 6) 75,536 1,347,757 353,647 1,102,735 6,584
Printing and Shareholder reports 1,604 527,979 13,896 91,180 2,206
Listing, Data and related fees (Note 7) 9,446 19,330,146 324,070 11,927 15,299
Trustees fees (Note 8) 619 410,191 6,600 60,227 2,304
Compliance services fees (Note 4) 194 115,757 1,904 17,968 1,152
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — — — — 4,656
Excise tax — 26,414 — — —
Other fees 4,499 413,956 11,541 70,210 9,295
Total Gross Expenses before fees waived and/or
reimbursed
435,202 187,647,949 3,650,683 25,907,457 923,029
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (158,964) (26,121,519) (566,237) — (29,155)
Total Net Expenses
276,238 161,526,430 3,084,446 25,907,457 893,874
Net Investment Income (Loss)
139,560 315,261,618 1,745,611 24,365,409 1,763,132
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (695,048) (42,561,773) (41,143,843) (56,970,429) (3,248)
Expiration or closing of futures contracts 323,013 274,259,057 222,820 33,470,304 302,298
Expiration or closing of non-exchange traded swap
agreements 4,937,847 7,728,693,780 (9,529,729) 619,218,371 (20,187,508)
In-kind redemptions of investments 1,368,802 1,788,525,091 3,824,346 299,961,096 —
Net realized gain (loss)
5,934,614 9,748,916,155 (46,626,406) 895,679,342 (19,888,458)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 3,208,585 97,763,166 71,606,057 171,284,939 (16,713)
Futures contracts 29,593 32,956,481 651,543 4,413,127 36,754
Non-exchange traded swap agreements 4,098,419 1,685,099,233 99,650,920 535,440,541 79,274,203
Change in net unrealized appreciation/depreciation
7,336,597 1,815,818,880 171,908,520 711,138,607 79,294,244
Net realized and unrealized gain (loss)
13,271,211 11,564,735,035 125,282,114 1,606,817,949 59,405,786
Change in Net Assets Resulting from Operations
$ 13,410,771 $ 11,879,996,653 $ 127,027,725 $ 1,631,183,358 $ 61,168,918

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2024 :: 231
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400
UltraPro Short
QQQ
UltraPro Short
Russell2000
UltraPro Short
S&P500
®
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Interest $ 24,817,550 $ 156,411 $ 280,534,152 $ 8,364,780 $ 63,322,189
Total Investment Income
24,817,550 156,411 280,534,152 8,364,780 63,322,189
EXPENSES:
Advisory fees (Note 4) 3,185,201 34,465 28,278,977 1,151,060 6,449,078
Management Services fees (Note 4) 424,687 4,596 3,770,475 153,472 859,864
Professional fees 23,371 18,344 60,226 19,980 28,874
Administration fees (Note 5) 125,595 40,996 326,116 77,849 171,604
Custodian fees (Note 6) 26,954 2,278 201,261 12,698 51,862
Printing and Shareholder reports 13,590 877 250,276 6,886 59,123
Listing, Data and related fees (Note 7) 177,175 9,446 3,775,474 156,563 11,782
Trustees fees (Note 8) 9,392 107 82,699 3,383 19,279
Compliance services fees (Note 4) 3,166 39 26,113 1,088 6,232
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) 25,928 — — — —
Other fees 14,769 3,951 63,650 8,523 22,859
Total Gross Expenses before fees waived and/or
reimbursed
4,029,828 115,099 36,835,267 1,591,502 7,680,557
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — (71,520) (1,087,982) (135,861) —
Total Net Expenses
4,029,828 43,579 35,747,285 1,455,641 7,680,557
Net Investment Income (Loss)
20,787,722 112,832 244,786,867 6,909,139 55,641,632
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (21,952) — (107,746) (533) (7,245)
Expiration or closing of futures contracts (3,120,644) (52,083) (70,084,423) (1,281,444) (13,852,234)
Expiration or closing of non-exchange traded swap
agreements (36,916,973) (2,146,411) (4,383,774,145) (50,565,716) (545,382,168)
Net realized gain (loss)
(40,059,569) (2,198,494) (4,453,966,314) (51,847,693) (559,241,647)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 380,953 — 3,739,999 46,282 989,553
Futures contracts (444,586) (2,488) 13,789,083 (210,674) 1,244,593
Non-exchange traded swap agreements (157,661,610) (928,962) 1,649,538,654 (42,188,874) (2,979,646)
Change in net unrealized appreciation/depreciation
(157,725,243) (931,450) 1,667,067,736 (42,353,266) (745,500)
Net realized and unrealized gain (loss)
(197,784,812) (3,129,944) (2,786,898,578) (94,200,959) (559,987,147)
Change in Net Assets Resulting from Operations
$ (176,997,090) $ (3,017,112) $ (2,542,111,711) $ (87,291,820) $ (504,345,515)

232 :: FOR THE YEAR ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort 7-10
Year Treasury
UltraShort 20+
Year Treasury
UltraShort
Consumer
Discretionary
UltraShort
Consumer
Staples
UltraShort
Dow30
SM
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Interest $ 1,032,178 $ 22,726,487 $ 80,840 $ 68,500 $ 3,967,181
Total Investment Income
1,032,178 22,726,487 80,840 68,500 3,967,181
EXPENSES:
Advisory fees (Note 4) 183,577 3,292,757 12,623 9,308 628,152
Management Services fees (Note 4) 24,477 439,028 1,683 1,241 83,752
Professional fees 18,576 24,452 18,293 16,483 19,261
Administration fees (Note 5) 42,902 129,096 40,996 40,996 60,929
Custodian fees (Note 6) 3,685 25,207 142 119 6,841
Printing and Shareholder reports 1,355 6,176 866 957 1,504
Listing, Data and related fees (Note 7) 9,011 44,150 7,405 7,296 40,529
Trustees fees (Note 8) 531 9,661 192 27 1,846
Compliance services fees (Note 4) 276 4,148 15 9 624
Other fees 4,672 18,627 4,136 4,120 6,174
Total Gross Expenses before fees waived and/or
reimbursed
289,062 3,993,302 86,351 80,556 849,612
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (56,442) — (70,384) (68,772) (54,499)
Total Net Expenses
232,620 3,993,302 15,967 11,784 795,113
Net Investment Income (Loss)
799,558 18,733,185 64,873 56,716 3,172,068
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — (8,222) — — —
Expiration or closing of futures contracts 31,361 115,080 — — (590,010)
Expiration or closing of non-exchange traded swap
agreements 6,533,116 30,626,720 (477,015) — (5,381,454)
Net realized gain (loss)
6,564,477 30,733,578 (477,015) — (5,971,464)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — 513,618 392 147 42,062
Futures contracts 3,672 135,717 — — 9,875
Non-exchange traded swap agreements (3,185,797) 73,855,500 (309,751) (256,421) (17,569,237)
Change in net unrealized appreciation/depreciation
(3,182,125) 74,504,835 (309,359) (256,274) (17,517,300)
Net realized and unrealized gain (loss)
3,382,352 105,238,413 (786,374) (256,274) (23,488,764)
Change in Net Assets Resulting from Operations
$ 4,181,910 $ 123,971,598 $ (721,501) $ (199,558) $ (20,316,696)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2024 :: 233
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Energy
UltraShort
Financials
UltraShort FTSE
China 50
UltraShort FTSE
Europe
UltraShort Health
Care
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Interest $ 1,049,740 $ 1,060,055 $ 600,406 $ 1,768,714 $ 68,862
Total Investment Income
1,049,740 1,060,055 600,406 1,768,714 68,862
EXPENSES:
Advisory fees (Note 4) 150,344 143,388 144,220 339,377 10,243
Management Services fees (Note 4) 20,046 19,118 19,229 45,250 1,366
Professional fees 16,667 18,496 36,760 29,359 16,938
Administration fees (Note 5) 40,996 40,996 40,996 47,668 40,996
Custodian fees (Note 6) 1,261 1,253 1,139 2,610 97
Printing and Shareholder reports 4,592 8,005 3,549 8,231 891
Listing, Data and related fees (Note 7) 12,390 12,448 25,214 20,521 7,328
Trustees fees (Note 8) 441 424 420 1,041 31
Compliance services fees (Note 4) 160 126 140 365 11
Other fees 5,042 4,209 4,316 5,052 3,853
Total Gross Expenses before fees waived and/or
reimbursed
251,939 248,463 275,983 499,474 81,754
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (61,692) (67,099) (93,412) (69,945) (68,791)
Total Net Expenses
190,247 181,364 182,571 429,529 12,963
Net Investment Income (Loss)
859,493 878,691 417,835 1,339,185 55,899
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — — 2,873
Expiration or closing of non-exchange traded swap
agreements — (2,876,906) 4,840,085 (1,874,600) (170,117)
Net realized gain (loss)
— (2,876,906) 4,840,085 (1,874,600) (167,244)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 294 (3,080) 2,125 6,335 236
Non-exchange traded swap agreements (8,396,031) (7,643,972) (8,370,943) (11,841,714) (289,863)
Change in net unrealized appreciation/depreciation
(8,395,737) (7,647,052) (8,368,818) (11,835,379) (289,627)
Net realized and unrealized gain (loss)
(8,395,737) (10,523,958) (3,528,733) (13,709,979) (456,871)
Change in Net Assets Resulting from Operations
$ (7,536,244) $ (9,645,267) $ (3,110,898) $ (12,370,794) $ (400,972)

234 :: FOR THE YEAR ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Industrials
UltraShort
Materials
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
UltraShort MSCI
EAFE
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Interest $ 127,800 $ 84,840 $ 111,924 $ 354,422 $ 67,437
Total Investment Income
127,800 84,840 111,924 354,422 67,437
EXPENSES:
Advisory fees (Note 4) 18,118 12,695 15,814 63,409 11,921
Management Services fees (Note 4) 2,416 1,693 2,109 8,454 1,589
Professional fees 16,500 18,297 18,298 32,402 30,366
Administration fees (Note 5) 40,996 40,996 40,996 40,996 40,996
Custodian fees (Note 6) 268 173 2,091 546 210
Printing and Shareholder reports 1,303 1,488 440 1,358 643
Listing, Data and related fees (Note 7) 7,632 7,409 9,446 12,984 8,548
Trustees fees (Note 8) 55 38 47 338 40
Compliance services fees (Note 4) 19 14 16 68 15
Other fees 3,851 4,133 3,856 4,121 3,848
Total Gross Expenses before fees waived and/or
reimbursed
91,158 86,936 93,113 164,676 98,176
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (68,244) (70,877) (73,105) (84,433) (83,090)
Total Net Expenses
22,914 16,059 20,008 80,243 15,086
Net Investment Income (Loss)
104,886 68,781 91,916 274,179 52,351
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — — 488
Expiration or closing of futures contracts — — (40,837) — —
Expiration or closing of non-exchange traded swap
agreements (836,316) (313,401) (285,343) (188,830) (693,250)
Net realized gain (loss)
(836,316) (313,401) (326,180) (188,830) (692,762)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — 295 295 1,962 213
Futures contracts — — (665) — —
Non-exchange traded swap agreements (535,229) (520,740) (640,001) (2,445,177) 209,405
Change in net unrealized appreciation/depreciation
(535,229) (520,445) (640,371) (2,443,215) 209,618
Net realized and unrealized gain (loss)
(1,371,545) (833,846) (966,551) (2,632,045) (483,144)
Change in Net Assets Resulting from Operations
$ (1,266,659) $ (765,065) $ (874,635) $ (2,357,866) $ (430,793)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2024 :: 235
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
MSCI Emerging
Markets
UltraShort MSCI
Japan
UltraShort
Nasdaq
Biotechnology UltraShort QQQ
UltraShort Real
Estate
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Interest $ 288,529 $ 199,175 $ 168,060 $ 26,653,101 $ 2,538,386
Total Investment Income
288,529 199,175 168,060 26,653,101 2,538,386
EXPENSES:
Advisory fees (Note 4) 50,715 35,831 33,907 2,944,409 379,430
Management Services fees (Note 4) 6,762 4,777 4,521 392,582 50,590
Professional fees 30,796 28,064 16,523 22,828 17,036
Administration fees (Note 5) 40,996 40,996 40,996 120,777 49,214
Custodian fees (Note 6) 464 357 380 27,543 2,665
Printing and Shareholder reports 2,449 1,225 773 31,700 15,939
Listing, Data and related fees (Note 7) 11,228 9,804 7,604 399,964 21,295
Trustees fees (Note 8) 149 102 100 8,798 1,121
Compliance services fees (Note 4) 54 33 35 2,769 332
Other fees 4,117 3,961 4,333 10,966 5,016
Total Gross Expenses before fees waived and/or
reimbursed
147,730 125,150 109,172 3,962,336 542,638
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (83,535) (79,798) (66,229) (238,247) (62,186)
Total Net Expenses
64,195 45,352 42,943 3,724,089 480,452
Net Investment Income (Loss)
224,334 153,823 125,117 22,929,012 2,057,934
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — (4,683) —
Expiration or closing of futures contracts — — — (7,915,163) —
Expiration or closing of non-exchange traded swap
agreements — (1,270,732) 17,187 (344,011,979) —
Net realized gain (loss)
— (1,270,732) 17,187 (351,931,825) —
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — — — 379,819 (3,593)
Futures contracts — — — 2,165,954 —
Non-exchange traded swap agreements (1,536,374) (183,056) (304,548) 138,020,234 (7,773,356)
Change in net unrealized appreciation/depreciation
(1,536,374) (183,056) (304,548) 140,566,007 (7,776,949)
Net realized and unrealized gain (loss)
(1,536,374) (1,453,788) (287,361) (211,365,818) (7,776,949)
Change in Net Assets Resulting from Operations
$ (1,312,040) $ (1,299,965) $ (162,244) $ (188,436,806) $ (5,719,015)

236 :: FOR THE YEAR ENDED MAY 31, 2024 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Russell2000
UltraShort
S&P500
®
UltraShort
Semiconductors
UltraShort
SmallCap600
UltraShort
Technology
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Interest $ 4,323,720 $ 51,487,071 $ 368,503 $ 117,734 $ 217,417
Total Investment Income
4,323,720 51,487,071 368,503 117,734 217,417
EXPENSES:
Advisory fees (Note 4) 641,920 5,848,029 52,193 21,562 31,635
Management Services fees (Note 4) 85,588 779,726 6,959 2,875 4,218
Professional fees 21,718 28,749 18,352 18,308 18,323
Administration fees (Note 5) 61,145 165,031 40,996 40,996 40,996
Custodian fees (Note 6) 7,958 46,732 738 196 304
Printing and Shareholder reports 5,891 43,481 2,058 492 2,355
Listing, Data and related fees (Note 7) 90,708 11,336 9,710 9,446 8,077
Trustees fees (Note 8) 1,931 17,398 153 62 93
Compliance services fees (Note 4) 627 5,586 47 22 39
Other fees 6,369 23,414 4,518 3,890 4,381
Total Gross Expenses before fees waived and/or
reimbursed
923,855 6,969,482 135,724 97,849 110,421
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (111,408) — (69,869) (70,565) (70,405)
Total Net Expenses
812,447 6,969,482 65,855 27,284 40,016
Net Investment Income (Loss)
3,511,273 44,517,589 302,648 90,450 177,401
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 135 — — —
Expiration or closing of futures contracts (456,219) (12,007,228) — — —
Expiration or closing of non-exchange traded swap
agreements (15,339,787) (281,463,298) (15,436,838) (606,973) (2,151,287)
Net realized gain (loss)
(15,796,006) (293,470,391) (15,436,838) (606,973) (2,151,287)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 49,754 690,447 — 295 1,144
Futures contracts (42,715) 1,260,897 — — —
Non-exchange traded swap agreements (10,174,209) (41,460,844) 5,698,480 (474,512) 61,359
Change in net unrealized appreciation/depreciation
(10,167,170) (39,509,500) 5,698,480 (474,217) 62,503
Net realized and unrealized gain (loss)
(25,963,176) (332,979,891) (9,738,358) (1,081,190) (2,088,784)
Change in Net Assets Resulting from Operations
$ (22,451,903) $ (288,462,302) $ (9,435,710) $ (990,740) $ (1,911,383)

STATEMENTS OF OPERATIONS :: FOR THE YEAR ENDED MAY 31, 2024 :: 237
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Utilities
Year Ended
May 31, 2024
INVESTMENT INCOME:
Interest $ 53,411
Total Investment Income
53,411
EXPENSES:
Advisory fees (Note 4) 11,277
Management Services fees (Note 4) 1,504
Professional fees 18,294
Administration fees (Note 5) 40,996
Custodian fees (Note 6) 194
Printing and Shareholder reports 786
Listing, Data and related fees (Note 7) 7,355
Trustees fees (Note 8) 33
Compliance services fees (Note 4) 13
Other fees 3,854
Total Gross Expenses before fees waived and/or reimbursed
84,306
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4) (70,020)
Total Net Expenses
14,286
Net Investment Income (Loss)
39,125
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap agreements 352,791
Net realized gain (loss)
352,791
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments 147
Non-exchange traded swap agreements (348,703)
Change in net unrealized appreciation/depreciation
(348,556)
Net realized and unrealized gain (loss)
4,235
Change in Net Assets Resulting from Operations
$ 43,360

238 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 239
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year Treasury Short 20+ Year Treasury Short Dow30
SM
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 912,597 $ 1,695,796 $ 5,543,244 $ 8,165,690 $ 8,830,840 $ 5,465,446
Net realized gain (loss) (2,497,215) 9,586,177 (5,545,117) 51,308,962 (9,015,821) 1,713,189
Change in net unrealized
appreciation/depreciation 4,327,661 (3,295,724) 21,521,243 (18,741,438) (19,762,839) (13,234,770)
Change in net assets resulting
from operations 2,743,043 7,986,249 21,519,370 40,733,214 (19,947,820) (6,056,135)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,105,779) (660,915) (6,723,498) (3,804,419) (8,924,068) (2,844,357)
Total distributions (1,105,779) (660,915) (6,723,498) (3,804,419) (8,924,068) (2,844,357)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 73,677,675 129,458,205 292,682,767 649,181,997 353,591,209 530,683,134
Cost of shares redeemed (84,122,722) (280,125,809) (394,920,691) (1,175,150,708) (406,798,628) (513,686,037)
Change in net assets resulting
from capital transactions
(10,445,047) (150,667,604) (102,237,924) (525,968,711) (53,207,419) 16,997,097
Change in net assets (8,807,783) (143,342,270) (87,442,052) (489,039,916) (82,079,307) 8,096,605
NET ASSETS:
Beginning of period $ 28,374,384 $ 171,716,654 $ 186,123,019 $ 675,162,935 $ 263,833,480 $ 255,736,875
End of period $ 19,566,601 $ 28,374,384 $ 98,680,967 $ 186,123,019 $ 181,754,173 $ 263,833,480
SHARE TRANSACTIONS:
Beginning of period 1,000,000 6,425,000 8,500,000 34,000,000 7,773,755 7,523,755
Issued 2,450,000 4,625,000 12,100,000 29,950,000 11,750,000 15,250,000
Issued in-kind — — — — — —
Redeemed (2,800,000) (10,050,000) (16,550,000) (55,450,000) (13,350,000) (15,000,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 650,000 1,000,000 4,050,000 8,500,000 6,173,755 7,773,755
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

240 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
`
Short Financials Short FTSE China 50 Short High Yield
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 971,229 $ 686,312 $ 217,161 $ 142,048 $ 6,365,216 $ 5,708,039
Net realized gain (loss) (4,020,402) 1,479,068 — (501,349) (3,330,674) 3,058,518
Change in net unrealized
appreciation/depreciation (2,361,429) (1,273,164) (475,598) 1,234,111 (10,863,863) (3,079,093)
Change in net assets resulting
from operations (5,410,602) 892,216 (258,437) 874,810 (7,829,321) 5,687,464
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,108,720) (293,518) (222,258) (65,267) (7,019,370) (2,984,376)
Total distributions (1,108,720) (293,518) (222,258) (65,267) (7,019,370) (2,984,376)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 18,019,418 85,943,471 7,074,425 14,219,157 35,497,954 294,741,535
Cost of shares redeemed (43,033,704) (61,750,414) (7,237,876) (14,418,527) (169,178,217) (397,122,467)
Change in net assets resulting
from capital transactions
(25,014,286) 24,193,057 (163,451) (199,370) (133,680,263) (102,380,932)
Change in net assets (31,533,608) 24,791,755 (644,146) 610,173 (148,528,954) (99,677,844)
NET ASSETS:
Beginning of period $ 43,285,570 $ 18,493,815 $ 7,446,596 $ 6,836,423 $ 243,363,977 $ 343,041,821
End of period $ 11,751,962 $ 43,285,570 $ 6,802,450 $ 7,446,596 $ 94,835,023 $ 243,363,977
SHARE TRANSACTIONS:
Beginning of period 3,174,851 1,474,851 400,000 400,000 13,000,000 18,600,000
Issued 1,500,000 6,350,000 400,000 750,000 2,000,000 15,450,000
Issued in-kind — — — — — —
Redeemed (3,550,000) (4,650,000) (400,000) (750,000) (9,500,000) (21,050,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 1,124,851 3,174,851 400,000 400,000 5,500,000 13,000,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 241
PROSHARES TRUST
See accompanying notes to the financial statements.
Short MidCap400 Short MSCI EAFE Short MSCI Emerging Markets
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 342,613 $ 311,804 $ 1,570,149 $ 2,000,255 $ 940,195 $ 778,108
Net realized gain (loss) (283,927) (205,085) — (15,757,598) (2,094,994) 4,457,516
Change in net unrealized
appreciation/depreciation (1,954,456) (24,938) (6,558,199) (521,799) (818,013) (3,380,064)
Change in net assets resulting
from operations (1,895,770) 81,781 (4,988,050) (14,279,142) (1,972,812) 1,855,560
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(409,703) (144,969) (1,846,005) (1,211,834) (1,080,655) (348,265)
Total distributions (409,703) (144,969) (1,846,005) (1,211,834) (1,080,655) (348,265)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 7,456,266 15,829,654 64,437,205 237,302,333 27,737,489 88,511,934
Cost of shares redeemed (15,938,463) (11,742,708) (104,326,441) (219,339,077) (47,078,654) (95,419,235)
Change in net assets resulting
from capital transactions
(8,482,197) 4,086,946 (39,889,236) 17,963,256 (19,341,165) (6,907,301)
Change in net assets (10,787,670) 4,023,758 (46,723,291) 2,472,280 (22,394,632) (5,400,006)
NET ASSETS:
Beginning of period $ 16,230,143 $ 12,206,385 $ 67,430,694 $ 64,958,414 $ 37,645,557 $ 43,045,563
End of period $ 5,442,473 $ 16,230,143 $ 20,707,403 $ 67,430,694 $ 15,250,925 $ 37,645,557
SHARE TRANSACTIONS:
Beginning of period 643,667 493,667 3,575,000 3,325,000 2,450,000 3,050,000
Issued 325,000 625,000 3,500,000 11,200,000 1,850,000 5,650,000
Issued in-kind — — — — — —
Redeemed (700,000) (475,000) (5,800,000) (10,950,000) (3,200,000) (6,250,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 268,667 643,667 1,275,000 3,575,000 1,100,000 2,450,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

242 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short QQQ Short Real Estate Short Russell2000
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 43,042,115 $ 32,263,979 $ 1,415,176 $ 1,078,424 $ 12,531,379 $ 9,648,762
Net realized gain (loss) (248,818,646) 155,980,785 — 1,211,065 (17,258,408) 46,191,460
Change in net unrealized
appreciation/depreciation 35,186,318 (403,535,876) (4,259,157) 173,358 (39,338,018) (39,620,824)
Change in net assets resulting
from operations (170,590,213) (215,291,112) (2,843,981) 2,462,847 (44,065,047) 16,219,398
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(47,070,502) (15,723,091) (1,545,120) (604,397) (13,964,849) (4,670,601)
Total distributions (47,070,502) (15,723,091) (1,545,120) (604,397) (13,964,849) (4,670,601)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 6,243,918,105 4,841,734,198 13,989,577 104,892,392 565,545,076 635,812,484
Cost of shares redeemed (6,582,860,708) (4,568,070,087) (47,155,164) (67,493,135) (791,051,265) (649,604,283)
Change in net assets resulting
from capital transactions
(338,942,603) 273,664,111 (33,165,587) 37,399,257 (225,506,189) (13,791,799)
Change in net assets (556,603,318) 42,649,908 (37,554,688) 39,257,707 (283,536,085) (2,243,002)
NET ASSETS:
Beginning of period $ 1,126,410,328 $ 1,083,760,420 $ 55,516,845 $ 16,259,138 $ 451,040,613 $ 453,283,615
End of period $ 569,807,010 $ 1,126,410,328 $ 17,962,157 $ 55,516,845 $ 167,504,528 $ 451,040,613
SHARE TRANSACTIONS:
Beginning of period 19,862,500
(b)
16,342,500
(b)
2,649,888 899,888 18,166,642 18,816,642
Issued 123,360,000
(b)
73,010,000
(b)
650,000 5,250,000 25,300,000 26,250,000
Issued in-kind — — — — — —
Redeemed (130,150,321)
(b)
(69,490,000)
(b)
(2,375,000) (3,500,000) (35,400,000) (26,900,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 13,072,179
(b)
19,862,500
(b)
924,888 2,649,888 8,066,642 18,166,642
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 243
PROSHARES TRUST
See accompanying notes to the financial statements.
Short S&P500
®
Short SmallCap600 Ultra 7-10 Year Treasury
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 73,361,074 $ 59,567,974 $ 444,202 $ 360,431 $ 566,631 $ 298,658
Net realized gain (loss) (189,887,822) 151,423,750 (1,007,344) 52,577 (4,734,235) (1,975,650)
Change in net unrealized
appreciation/depreciation (139,326,779) (233,755,345) (2,724,203) 1,058,735 3,239,744 (331,688)
Change in net assets resulting
from operations (255,853,527) (22,763,621) (3,287,345) 1,471,743 (927,860) (2,008,680)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(80,628,648) (28,265,939) (531,239) (178,127) (542,913) (145,082)
Total distributions (80,628,648) (28,265,939) (531,239) (178,127) (542,913) (145,082)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 8,561,107,603 8,339,635,684 7,531,841 51,346,487 24,057,885 44,981,880
Cost of shares redeemed (9,482,120,427) (8,393,734,679) (27,824,114) (29,650,829) (13,606,167) (50,785,943)
Change in net assets resulting
from capital transactions
(921,012,824) (54,098,995) (20,292,273) 21,695,658 10,451,718 (5,804,063)
Change in net assets (1,257,494,999) (105,128,555) (24,110,857) 22,989,274 8,980,945 (7,957,825)
NET ASSETS:
Beginning of period $ 2,245,330,173 $ 2,350,458,728 $ 30,060,465 $ 7,071,191 $ 9,924,507 $ 17,882,332
End of period $ 987,835,174 $ 2,245,330,173 $ 5,949,608 $ 30,060,465 $ 18,905,452 $ 9,924,507
SHARE TRANSACTIONS:
Beginning of period 151,080,826 154,380,826 1,568,681 393,681 205,000 325,000
Issued 625,850,000 531,325,000 440,000 2,800,000 560,000 875,000
Issued in-kind — — — — — —
Redeemed (694,225,000) (534,625,000) (1,635,000) (1,625,000) (310,000) (995,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 82,705,826 151,080,826 373,681 1,568,681 455,000 205,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

244 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year Treasury Ultra Communication Services Ultra Consumer Discretionary
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 3,005,883 $ 1,040,612 $ 7,857 $ 27,038 $ 13,057 $ 86,403
Net realized gain (loss) (7,615,136) (14,425,642) 272,779 (656,252) 2,746,732 (13,006,889)
Change in net unrealized
appreciation/depreciation (8,372,761) (639,255) 658,180 490,503 (334,292) 11,876,838
Change in net assets resulting
from operations (12,982,014) (14,024,285) 938,816 (138,711) 2,425,497 (1,043,648)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(2,599,392) (425,416) (5,506) (33,490) (15,406) (23,151)
Total distributions (2,599,392) (425,416) (5,506) (33,490) (15,406) (23,151)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 83,265,915 111,749,172 7,987,852 799,728 9,502,089 2,226,751
Cost of shares redeemed (34,687,106) (74,769,727) (6,486,626) (1,813,894) (11,585,827) (2,103,915)
Change in net assets resulting
from capital transactions
48,578,809 36,979,445 1,501,226 (1,014,166) (2,083,738) 122,836
Change in net assets 32,997,403 22,529,744 2,434,536 (1,186,367) 326,353 (943,963)
NET ASSETS:
Beginning of period $ 58,718,418 $ 36,188,674 $ 778,715 $ 1,965,082 $ 12,929,782 $ 13,873,745
End of period $ 91,715,821 $ 58,718,418 $ 3,213,251 $ 778,715 $ 13,256,135 $ 12,929,782
SHARE TRANSACTIONS:
Beginning of period 2,325,000 1,075,000 20,000 50,000 475,000 475,000
Issued 4,275,000 4,100,000 80,000 — 140,000 80,000
Issued in-kind — — 60,000 25,000 140,000 —
Redeemed (1,650,000) (2,850,000) (110,000) (55,000) — —
Redemption in-kind — — — — (360,000) (80,000)
Shares outstanding, end of
period 4,950,000 2,325,000 50,000 20,000 395,000 475,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 245
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Consumer Staples Ultra Dow30
SM
Ultra Energy
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 129,660 $ 117,846 $ 4,919,228 $ 6,114,664 $ 2,481,873 $ 2,914,012
Net realized gain (loss) (114,967) (4,215,532) 18,224,381 (42,879,734) 26,374,694 75,163,929
Change in net unrealized
appreciation/depreciation 425,817 2,275,357 78,731,056 18,057,965 11,216,722 (131,230,384)
Change in net assets resulting
from operations 440,510 (1,822,329) 101,874,665 (18,707,105) 40,073,289 (53,152,443)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(45,152) (75,742) (2,271,966) (2,304,286) (1,265,556) (1,450,788)
Total distributions (45,152) (75,742) (2,271,966) (2,304,286) (1,265,556) (1,450,788)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,429,478 6,977,803 177,057,964 118,940,875 25,531,451 54,791,335
Cost of shares redeemed (4,135,307) (5,315,472) (212,487,599) (163,744,642) (54,990,953) (109,340,279)
Change in net assets resulting
from capital transactions
(705,829) 1,662,331 (35,429,635) (44,803,767) (29,459,502) (54,548,944)
Change in net assets (310,471) (235,740) 64,173,064 (65,815,158) 9,348,231 (109,152,175)
NET ASSETS:
Beginning of period $ 8,126,046 $ 8,361,786 $ 319,776,940 $ 385,592,098 $ 109,549,156 $ 218,701,331
End of period $ 7,815,575 $ 8,126,046 $ 383,950,004 $ 319,776,940 $ 118,897,387 $ 109,549,156
SHARE TRANSACTIONS:
Beginning of period 500,000 400,000 5,150,000 5,900,000 3,502,944 5,002,944
Issued 110,000 350,000 2,400,000 1,950,000 150,000 300,000
Issued in-kind 100,000 50,000 — — 500,000 1,200,000
Redeemed — — — — (350,000) (650,000)
Redemption in-kind (270,000) (300,000) (2,850,000) (2,700,000) (1,100,000) (2,350,000)
Shares outstanding, end of
period 440,000 500,000 4,700,000 5,150,000 2,702,944 3,502,944
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

246 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Financials Ultra FTSE China 50 Ultra FTSE Europe
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 4,312,178 $ 5,572,776 $ 216,642 $ 110,466 $ 83,339 $ 39,992
Net realized gain (loss) 10,462,571 (42,995,489) — (15,871,299) 252,642 (1,739,357)
Change in net unrealized
appreciation/depreciation 275,156,184 (118,116,066) (889,526) 9,886,599 805,946 1,367,517
Change in net assets resulting
from operations 289,930,933 (155,538,779) (672,884) (5,874,234) 1,141,927 (331,848)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(4,291,173) (4,879,017) (251,013) (12,136) (79,302) (9,080)
Total distributions (4,291,173) (4,879,017) (251,013) (12,136) (79,302) (9,080)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 869,604,077 18,060,892 7,747,084 14,143,029 1,035,893 4,001,989
Cost of shares redeemed (948,947,201) (54,824,381) (5,855,855) (9,088,378) (948,066) (3,759,882)
Change in net assets resulting
from capital transactions
(79,343,124) (36,763,489) 1,891,229 5,054,651 87,827 242,107
Change in net assets 206,296,636 (197,181,285) 967,332 (831,719) 1,150,452 (98,821)
NET ASSETS:
Beginning of period $ 474,341,392 $ 671,522,677 $ 9,592,357 $ 10,424,076 $ 3,870,629 $ 3,969,450
End of period $ 680,638,028 $ 474,341,392 $ 10,559,689 $ 9,592,357 $ 5,021,081 $ 3,870,629
SHARE TRANSACTIONS:
Beginning of period 11,707,750 12,457,750 565,000 350,000 75,000 75,000
Issued 16,800,000 400,000 480,000 630,000 20,000 75,000
Issued in-kind 50,000 — — — — —
Redeemed (16,800,000) — (370,000) (415,000) (20,000) (75,000)
Redemption in-kind (1,400,000) (1,150,000) — — — —
Shares outstanding, end of
period 10,357,750 11,707,750 675,000 565,000 75,000 75,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 247
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Health Care Ultra High Yield Ultra Industrials
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 908,141 $ 991,170 $ 428,470 $ 181,904 $ 94,839 $ 148,138
Net realized gain (loss) 845,290 (34,884,826) (540,730) (5,492,357) 1,521,525 (10,193,384)
Change in net unrealized
appreciation/depreciation 13,278,631 18,692,464 2,530,188 1,744,876 6,064,909 8,150,633
Change in net assets resulting
from operations 15,032,062 (15,201,192) 2,417,928 (3,565,577) 7,681,273 (1,894,613)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(308,027) (221,299) (378,509) (107,238) (59,728) (35,273)
Total distributions (308,027) (221,299) (378,509) (107,238) (59,728) (35,273)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,560,559 34,391,950 125,062,030 71,418,701 12,395,841 7,416,342
Cost of shares redeemed (13,570,336) (56,579,212) (125,025,203) (82,520,125) (12,967,691) (5,928,292)
Change in net assets resulting
from capital transactions
(8,009,777) (22,187,262) 36,827 (11,101,424) (571,850) 1,488,050
Change in net assets 6,714,258 (37,609,753) 2,076,246 (14,774,239) 7,049,695 (441,836)
NET ASSETS:
Beginning of period $ 80,232,902 $ 117,842,655 $ 5,452,347 $ 20,226,586 $ 16,251,966 $ 16,693,802
End of period $ 86,947,160 $ 80,232,902 $ 7,528,593 $ 5,452,347 $ 23,301,661 $ 16,251,966
SHARE TRANSACTIONS:
Beginning of period 975,000 1,275,000 90,000 300,000 760,000 700,000
Issued 40,000 125,000 1,940,000 1,150,000 360,000 100,000
Issued in-kind 20,000 250,000 — — 80,000 200,000
Redeemed (55,000) (225,000) (1,920,000) (1,360,000) — —
Redemption in-kind (100,000) (450,000) — — (490,000) (240,000)
Shares outstanding, end of
period 880,000 975,000 110,000 90,000 710,000 760,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

248 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Materials Ultra MidCap400 Ultra MSCI Brazil Capped
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 364,471 $ 691,025 $ 770,185 $ 1,469,736 $ 120,430 $ 26,346
Net realized gain (loss) 1,222,629 (14,112,942) 9,815,476 (35,269,686) 1,884,351 (5,334,075)
Change in net unrealized
appreciation/depreciation 11,764,584 (2,715,392) 38,139,824 15,248,669 (1,403,439) 2,588,470
Change in net assets resulting
from operations 13,351,684 (16,137,309) 48,725,485 (18,551,281) 601,342 (2,719,259)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(166,871) (317,515) (910,015) (1,322,387) (89,022) —
Total distributions (166,871) (317,515) (910,015) (1,322,387) (89,022) —
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 7,915,788 7,537,165 12,595,369 19,028,022 255,919 2,572,948
Cost of shares redeemed (14,029,445) (15,323,408) (37,318,780) (7,526,458) (2,044,036) (4,852,028)
Change in net assets resulting
from capital transactions
(6,113,657) (7,786,243) (24,723,411) 11,501,564 (1,788,117) (2,279,080)
Change in net assets 7,071,156 (24,241,067) 23,092,059 (8,372,104) (1,275,797) (4,998,339)
NET ASSETS:
Beginning of period $ 37,987,727 $ 62,228,794 $ 114,542,228 $ 122,914,332 $ 4,544,174 $ 9,542,513
End of period $ 45,058,883 $ 37,987,727 $ 137,634,287 $ 114,542,228 $ 3,268,377 $ 4,544,174
SHARE TRANSACTIONS:
Beginning of period 1,925,000 2,325,000 2,525,000 2,275,000 201,557 291,557
Issued 75,000 200,000 150,000 250,000 10,000 115,000
Issued in-kind 250,000 125,000 100,000 150,000 — —
Redeemed — — (100,000) — (70,000) (205,000)
Redemption in-kind (625,000) (725,000) (550,000) (150,000) — —
Shares outstanding, end of
period 1,625,000 1,925,000 2,125,000 2,525,000 141,557 201,557
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 249
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI EAFE Ultra MSCI Emerging Markets Ultra MSCI Japan
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 184,876 $ 123,127 $ 465,187 $ 241,016 $ 148,015 $ 39,831
Net realized gain (loss) (491) (4,683,547) 1,771,069 (26,944,412) 45,726 (3,506,591)
Change in net unrealized
appreciation/depreciation 2,112,792 3,605,024 (537,209) 19,973,250 1,059,562 3,072,252
Change in net assets resulting
from operations 2,297,177 (955,396) 1,699,047 (6,730,146) 1,253,303 (394,508)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(205,384) (28,268) (447,638) (33,529) (98,149) (31,240)
Total distributions (205,384) (28,268) (447,638) (33,529) (98,149) (31,240)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,487,179 9,034,429 16,741,718 21,392,343 20,920,761 8,740,041
Cost of shares redeemed (5,390,062) (6,564,879) (18,770,207) (24,885,725) (22,117,288) (4,761,161)
Change in net assets resulting
from capital transactions
(1,902,883) 2,469,550 (2,028,489) (3,493,382) (1,196,527) 3,978,880
Change in net assets 188,910 1,485,886 (777,080) (10,257,057) (41,373) 3,553,132
NET ASSETS:
Beginning of period $ 10,549,647 $ 9,063,761 $ 16,473,628 $ 26,730,685 $ 9,312,933 $ 5,759,801
End of period $ 10,738,557 $ 10,549,647 $ 15,696,548 $ 16,473,628 $ 9,271,560 $ 9,312,933
SHARE TRANSACTIONS:
Beginning of period 275,000 225,000 350,000 425,000 290,000 175,000
Issued 80,000 235,000 325,000 400,000 540,000 275,000
Issued in-kind — — — — — —
Redeemed (130,000) (185,000) (375,000) (475,000) (600,000) (160,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 225,000 275,000 300,000 350,000 230,000 290,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

250 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq Biotechnology Ultra Nasdaq Cloud Computing Ultra Nasdaq Cybersecurity
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 417,755 $ 209,833 $ (218) $ 3,470 $ 56,070 $ 8,948
Net realized gain (loss) (322,787) (65,883,824) 887,648 (1,647,039) (140,655) (1,327,934)
Change in net unrealized
appreciation/depreciation 5,373,240 72,319,432 (32,141) 1,576,518 342,164 1,122,257
Change in net assets resulting
from operations 5,468,208 6,645,441 855,289 (67,051) 257,579 (196,729)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(134,972) (37,719) — — (28,657) —
Total distributions (134,972) (37,719) — — (28,657) —
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 33,652,351 30,996,428 1,491,871 1,339,958 2,171,939 567,388
Cost of shares redeemed (47,311,047) (34,696,422) (1,199,073) (1,529,791) (1,095,568) (712,070)
Change in net assets resulting
from capital transactions
(13,658,696) (3,699,994) 292,798 (189,833) 1,076,371 (144,682)
Change in net assets (8,325,460) 2,907,728 1,148,087 (256,884) 1,305,293 (341,411)
NET ASSETS:
Beginning of period $ 96,592,821 $ 93,685,093 $ 1,573,084 $ 1,829,968 $ 1,991,738 $ 2,333,149
End of period $ 88,267,361 $ 96,592,821 $ 2,721,171 $ 1,573,084 $ 3,297,031 $ 1,991,738
SHARE TRANSACTIONS:
Beginning of period 1,850,000 1,950,000 100,001 100,001 70,001 75,001
Issued 100,000 300,000 10,000 — 50,000 25,000
Issued in-kind 500,000 250,000 75,000 125,000 — —
Redeemed (200,000) (250,000) — — (30,000) (30,000)
Redemption in-kind (675,000) (400,000) (60,000) (125,000) — —
Shares outstanding, end of
period 1,575,000 1,850,000 125,001 100,001 90,001 70,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 251
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra QQQ Ultra Real Estate Ultra Russell2000
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 14,729,779 $ 32,731,163 $ 1,197,702 $ 1,495,495 $ 1,907,909 $ 1,818,206
Net realized gain (loss) 1,528,663,591 (1,433,239,459) 977,375 (50,589,950) (11,695,041) (112,724,684)
Change in net unrealized
appreciation/depreciation 691,840,060 1,854,627,497 2,353,943 13,808,711 56,580,444 77,020,441
Change in net assets resulting
from operations 2,235,233,430 454,119,201 4,529,020 (35,285,744) 46,793,312 (33,886,037)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(9,720,972) (7,280,372) (948,276) (850,792) (1,099,745) (535,062)
Total distributions (9,720,972) (7,280,372) (948,276) (850,792) (1,099,745) (535,062)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,930,622,645 3,415,946,874 5,869,441 4,211,980 420,416,775 228,820,269
Cost of shares redeemed (3,427,316,048) (2,955,338,020) (11,668,772) (10,618,229) (381,484,511) (255,729,831)
Change in net assets resulting
from capital transactions
(496,693,403) 460,608,854 (5,799,331) (6,406,249) 38,932,264 (26,909,562)
Change in net assets 1,728,819,055 907,447,683 (2,218,587) (42,542,785) 84,625,831 (61,330,661)
NET ASSETS:
Beginning of period $ 4,586,771,816 $ 3,679,324,133 $ 59,770,654 $ 102,313,439 $ 120,439,438 $ 181,770,099
End of period $ 6,315,590,871 $ 4,586,771,816 $ 57,552,067 $ 59,770,654 $ 205,065,269 $ 120,439,438
SHARE TRANSACTIONS:
Beginning of period 80,100,000 72,600,000 1,133,744 1,233,744 4,050,000 4,900,000
Issued 23,450,000 27,350,000 25,000 — 12,100,000 6,700,000
Issued in-kind 17,750,000 49,050,000 75,000 75,000 — —
Redeemed — — — — (10,800,000) (6,850,000)
Redemption in-kind (50,350,000) (68,900,000) (200,000) (175,000) — (700,000)
Shares outstanding, end of
period 70,950,000 80,100,000 1,033,744 1,133,744 5,350,000 4,050,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

252 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra S&P500
®
Ultra Semiconductors Ultra SmallCap600
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 43,123,918 $ 51,010,525 $ (403,529) $ 1,501,346 $ 381,097 $ 331,956
Net realized gain (loss) 672,774,647 (838,869,878) 167,597,497 (92,062,021) (436,113) (10,370,965)
Change in net unrealized
appreciation/depreciation 871,616,738 582,648,494 435,228,286 137,612,147 7,530,111 1,543,794
Change in net assets resulting
from operations 1,587,515,303 (205,210,859) 602,422,254 47,051,472 7,475,095 (8,495,215)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(18,508,012) (10,742,669) (192,629) (367,233) (353,766) (131,219)
Total distributions (18,508,012) (10,742,669) (192,629) (367,233) (353,766) (131,219)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,566,874,900 4,484,429,578 284,193,364 44,149,987 2,776,579 5,146,488
Cost of shares redeemed (5,539,297,505) (4,180,318,821) (138,110,305) (84,271,818) (3,569,196) (3,025,901)
Change in net assets resulting
from capital transactions
27,577,395 304,110,757 146,083,059 (40,121,831) (792,617) 2,120,587
Change in net assets 1,596,584,686 88,157,229 748,312,684 6,562,408 6,328,712 (6,505,847)
NET ASSETS:
Beginning of period $ 3,512,356,543 $ 3,424,199,314 $ 254,142,064 $ 247,579,656 $ 26,429,174 $ 32,935,021
End of period $ 5,108,941,229 $ 3,512,356,543 $ 1,002,454,748 $ 254,142,064 $ 32,757,886 $ 26,429,174
SHARE TRANSACTIONS:
Beginning of period 68,100,000 63,550,000 6,900,000 8,750,000 1,385,000 1,325,000
Issued 36,150,000 28,550,000 780,000 325,000 60,000 60,000
Issued in-kind 50,650,000 65,450,000 3,120,000 1,825,000 60,000 145,000
Redeemed (1,200,000) — — — — —
Redemption in-kind (87,850,000) (89,450,000) (2,270,000) (4,000,000) (170,000) (145,000)
Shares outstanding, end of
period 65,850,000 68,100,000 8,530,000 6,900,000 1,335,000 1,385,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 253
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Technology Ultra Utilities UltraPro Dow30
SM
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 59,698 $ 1,516,304 $ 227,367 $ 280,356 $ 5,896,106 $ 9,341,841
Net realized gain (loss) 148,563,590 (375,309,583) 278,459 (2,084,136) 65,872,790 (72,856,879)
Change in net unrealized
appreciation/depreciation 91,081,629 425,063,171 2,276,061 (3,795,705) 188,104,736 14,161,533
Change in net assets resulting
from operations 239,704,917 51,269,892 2,781,887 (5,599,485) 259,873,632 (49,353,505)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(171,275) — (203,533) (275,770) (5,986,903) (7,056,346)
Total distributions (171,275) — (203,533) (275,770) (5,986,903) (7,056,346)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 47,377,697 117,678,327 10,583,379 5,306,501 952,383,936 697,823,412
Cost of shares redeemed (199,563,030) (133,135,376) (6,748,394) (13,814,999) (1,091,655,729) (725,689,545)
Change in net assets resulting
from capital transactions
(152,185,333) (15,457,049) 3,834,985 (8,508,498) (139,271,793) (27,866,133)
Change in net assets 87,348,309 35,812,843 6,413,339 (14,383,753) 114,614,936 (84,275,984)
NET ASSETS:
Beginning of period $ 575,192,470 $ 539,379,627 $ 9,496,400 $ 23,880,153 $ 607,447,501 $ 691,723,485
End of period $ 662,540,779 $ 575,192,470 $ 15,909,739 $ 9,496,400 $ 722,062,437 $ 607,447,501
SHARE TRANSACTIONS:
Beginning of period 14,250,000 15,425,000 165,000 300,000 11,450,000 11,300,000
Issued 350,000 1,475,000 130,000 60,000 4,400,000 4,150,000
Issued in-kind 620,000 2,200,000 60,000 20,000 9,400,000 9,150,000
Redeemed — — (20,000) (185,000) (4,850,000) —
Redemption in-kind (4,305,000) (4,850,000) (100,000) (30,000) (11,000,000) (13,150,000)
Shares outstanding, end of
period 10,915,000 14,250,000 235,000 165,000 9,400,000 11,450,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

254 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro MidCap400 UltraPro QQQ UltraPro Russell2000
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 139,560 $ 188,655 $ 315,261,618 $ 252,936,506 $ 1,745,611 $ 1,826,761
Net realized gain (loss) 5,934,614 (22,530,321) 9,748,916,155 (9,038,335,328) (46,626,406) (204,053,956)
Change in net unrealized
appreciation/depreciation 7,336,597 12,696,616 1,815,818,880 10,970,478,670 171,908,520 130,091,464
Change in net assets resulting
from operations 13,410,771 (9,645,050) 11,879,996,653 2,185,079,848 127,027,725 (72,135,731)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(63,757) (115,682) (291,168,308) (132,545,104) (1,477,878) (797,862)
Total distributions (63,757) (115,682) (291,168,308) (132,545,104) (1,477,878) (797,862)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,529,560 8,916,616 22,941,959,960 25,287,348,664 2,811,577,138 401,242,382
Cost of shares redeemed (8,395,935) (5,427,962) (28,436,089,978) (25,645,333,415) (2,651,612,664) (383,287,453)
Change in net assets resulting
from capital transactions
(3,866,375) 3,488,654 (5,494,130,018) (357,984,751) 159,964,474 17,954,929
Change in net assets 9,480,639 (6,272,078) 6,094,698,327 1,694,549,993 285,514,321 (54,978,664)
NET ASSETS:
Beginning of period $ 23,526,532 $ 29,798,610 $ 15,391,729,050 $ 13,697,179,057 $ 204,460,579 $ 259,439,243
End of period $ 33,007,171 $ 23,526,532 $ 21,486,427,377 $ 15,391,729,050 $ 489,974,900 $ 204,460,579
SHARE TRANSACTIONS:
Beginning of period 1,475,000 1,325,000 443,700,000 414,750,000 6,050,000 4,950,000
Issued 20,000 100,000 179,400,000 241,950,000 69,700,000 9,950,000
Issued in-kind 205,000 350,000 347,000,000 835,850,000 600,000 —
Redeemed — — — — (65,250,000) (8,400,000)
Redemption in-kind (420,000) (300,000) (626,200,000) (1,048,850,000) (300,000) (450,000)
Shares outstanding, end of
period 1,280,000 1,475,000 343,900,000 443,700,000 10,800,000 6,050,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 255
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro S&P500
®
UltraPro Short 20+ Year Treasury UltraPro Short Dow30
SM
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 24,365,409 $ 39,726,588 $ 1,763,132 $ 5,783,147 $ 20,787,722 $ 13,045,088
Net realized gain (loss) 895,679,342 (1,049,707,433) (19,888,458) 126,290,623 (40,059,569) 1,828,618
Change in net unrealized
appreciation/depreciation 711,138,607 764,051,004 79,294,244 (62,635,983) (157,725,243) (9,515,487)
Change in net assets resulting
from operations 1,631,183,358 (245,929,841) 61,168,918 69,437,787 (176,997,090) 5,358,219
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(24,247,964) (13,631,879) (5,035,890) (2,588,146) (20,837,649) (7,327,601)
Total distributions (24,247,964) (13,631,879) (5,035,890) (2,588,146) (20,837,649) (7,327,601)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,204,471,530 3,594,436,688 215,937,224 232,277,731 2,054,492,659 2,143,190,412
Cost of shares redeemed (5,757,258,960) (3,520,857,208) (490,714,980) (445,630,295) (2,274,007,211) (1,787,493,691)
Change in net assets resulting
from capital transactions
(552,787,430) 73,579,480 (274,777,756) (213,352,564) (219,514,552) 355,696,721
Change in net assets 1,054,147,964 (185,982,240) (218,644,728) (146,502,923) (417,349,291) 353,727,339
NET ASSETS:
Beginning of period $ 2,387,090,894 $ 2,573,073,134 $ 257,437,707 $ 403,940,630 $ 705,315,214 $ 351,587,875
End of period $ 3,441,238,858 $ 2,387,090,894 $ 38,792,979 $ 257,437,707 $ 287,965,923 $ 705,315,214
SHARE TRANSACTIONS:
Beginning of period 59,900,000 55,450,000 3,893,605 7,143,605 25,792,280 11,342,280
Issued 19,700,000 20,450,000 2,400,000 3,400,000 107,300,000 76,900,000
Issued in-kind 78,450,000 79,850,000 — — — —
Redeemed — — (5,800,000) (6,650,000) (116,450,000) (62,450,000)
Redemption in-kind (108,900,000) (95,850,000) — — — —
Shares outstanding, end of
period 49,150,000 59,900,000 493,605 3,893,605 16,642,280 25,792,280
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

256 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short MidCap400 UltraPro Short QQQ UltraPro Short Russell2000
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 112,832 $ 125,036 $ 244,786,867 $ 111,192,260 $ 6,909,139 $ 3,035,425
Net realized gain (loss) (2,198,494) (786,629) (4,453,966,314) 341,053,046 (51,847,693) 137,640
Change in net unrealized
appreciation/depreciation (931,450) (485,765) 1,667,067,736 (2,921,197,655) (42,353,266) 1,428,322
Change in net assets resulting
from operations (3,017,112) (1,147,358) (2,542,111,711) (2,468,952,349) (87,291,820) 4,601,387
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(136,954) (57,124) (255,315,452) (43,567,920) (6,397,231) (1,242,811)
Total distributions (136,954) (57,124) (255,315,452) (43,567,920) (6,397,231) (1,242,811)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,352,535 11,704,353 19,925,111,244 32,065,875,133 710,628,729 834,277,955
Cost of shares redeemed (4,352,315) (9,217,384) (19,080,759,650) (27,659,990,995) (731,106,000) (753,737,205)
Change in net assets resulting
from capital transactions
(1,999,780) 2,486,969 844,351,594 4,405,884,138 (20,477,271) 80,540,750
Change in net assets (5,153,846) 1,282,487 (1,953,075,569) 1,893,363,869 (114,166,322) 83,899,326
NET ASSETS:
Beginning of period $ 8,821,183 $ 7,538,696 $ 4,718,174,987 $ 2,824,811,118 $ 234,317,072 $ 150,417,746
End of period $ 3,667,337 $ 8,821,183 $ 2,765,099,418 $ 4,718,174,987 $ 120,150,750 $ 234,317,072
SHARE TRANSACTIONS:
Beginning of period 398,643 298,643 204,250,547 59,600,547 4,507,646 2,557,646
Issued 170,000 500,000 1,241,300,000 804,150,000 21,400,000 15,450,000
Issued in-kind — — — — — —
Redeemed (230,000) (400,000) (1,170,200,000) (659,500,000) (21,500,000) (13,500,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 338,643 398,643 275,350,547 204,250,547 4,407,646 4,507,646
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 257
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short S&P500
®
UltraShort 7-10 Year Treasury UltraShort 20+ Year Treasury
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 55,641,632 $ 31,872,952 $ 799,558 $ 762,720 $ 18,733,185 $ 19,741,874
Net realized gain (loss) (559,241,647) (69,729,407) 6,564,477 431,786 30,733,578 351,233,264
Change in net unrealized
appreciation/depreciation (745,500) (307,962,051) (3,182,125) 8,778,053 74,504,835 (124,658,323)
Change in net assets resulting
from operations (504,345,515) (345,818,506) 4,181,910 9,972,559 123,971,598 246,316,815
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(58,081,727) (14,973,970) (895,502) (239,981) (20,513,395) (10,197,717)
Total distributions (58,081,727) (14,973,970) (895,502) (239,981) (20,513,395) (10,197,717)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,563,197,508 4,584,164,257 104,123,112 47,326,890 1,391,899,895 569,192,897
Cost of shares redeemed (4,732,204,136) (3,598,137,651) (122,673,326) (147,492,559) (1,664,522,927) (1,663,792,992)
Change in net assets resulting
from capital transactions
(169,006,628) 986,026,606 (18,550,214) (100,165,669) (272,623,032) (1,094,600,095)
Change in net assets (731,433,870) 625,234,130 (15,263,806) (90,433,091) (169,164,829) (858,480,997)
NET ASSETS:
Beginning of period $ 1,345,948,967 $ 720,714,837 $ 32,326,890 $ 122,759,981 $ 531,732,642 $ 1,390,213,639
End of period $ 614,515,097 $ 1,345,948,967 $ 17,063,084 $ 32,326,890 $ 362,567,813 $ 531,732,642
SHARE TRANSACTIONS:
Beginning of period 20,869,469
(b)
8,859,469
(b)
1,500,000 6,300,000 17,906,929 54,106,929
Issued 98,820,000
(b)
55,730,000
(b)
4,350,000 2,250,000 39,200,000 19,500,000
Issued in-kind — — — — — —
Redeemed (100,650,582)
(b)
(43,720,000)
(b)
(5,150,000) (7,050,000) (47,050,000) (55,700,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 19,038,887
(b)
20,869,469
(b)
700,000 1,500,000 10,056,929 17,906,929
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.

258 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Consumer Discretionary UltraShort Consumer Staples UltraShort Dow30
SM
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 64,873 $ 50,612 $ 56,716 $ 41,913 $ 3,172,068 $ 1,914,128
Net realized gain (loss) (477,015) 2,611,632 — 57,292 (5,971,464) 1,188,493
Change in net unrealized
appreciation/depreciation (309,359) (1,402,420) (256,274) (178,361) (17,517,300) (3,376,234)
Change in net assets resulting
from operations (721,501) 1,259,824 (199,558) (79,156) (20,316,696) (273,613)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(70,690) (25,249) (63,227) (12,805) (2,994,543) (937,899)
Total distributions (70,690) (25,249) (63,227) (12,805) (2,994,543) (937,899)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,786,435 16,974,971 1,509,858 6,488,058 178,381,781 205,043,201
Cost of shares redeemed (3,840,698) (18,748,858) (2,203,546) (6,932,896) (178,009,307) (215,493,280)
Change in net assets resulting
from capital transactions
(54,263) (1,773,887) (693,688) (444,838) 372,474 (10,450,079)
Change in net assets (846,454) (539,312) (956,473) (536,799) (22,938,765) (11,661,591)
NET ASSETS:
Beginning of period $ 2,698,430 $ 3,237,742 $ 1,775,505 $ 2,312,304 $ 97,336,093 $ 108,997,684
End of period $ 1,851,976 $ 2,698,430 $ 819,032 $ 1,775,505 $ 74,397,328 $ 97,336,093
SHARE TRANSACTIONS:
Beginning of period 121,696 121,800 115,568 165,568 2,209,786 2,359,786
Issued 220,000 650,000 90,000 425,000 5,000,000 4,450,000
Issued in-kind — — — — — —
Redeemed (225,000) (650,104) (145,000) (475,000) (4,950,000) (4,600,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 116,696 121,696 60,568 115,568 2,259,786 2,209,786
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 259
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Energy UltraShort Financials UltraShort FTSE China 50
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 859,493 $ 553,869 $ 878,691 $ 305,017 $ 417,835 $ 284,786
Net realized gain (loss) — (16,702,184) (2,876,906) 2,400,546 4,840,085 (6,884,142)
Change in net unrealized
appreciation/depreciation (8,395,737) 20,838,738 (7,647,052) (1,011,990) (8,368,818) 11,341,042
Change in net assets resulting
from operations (7,536,244) 4,690,423 (9,645,267) 1,693,573 (3,110,898) 4,741,686
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(721,994) (319,053) (782,150) (93,330) (459,780) (107,755)
Total distributions (721,994) (319,053) (782,150) (93,330) (459,780) (107,755)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 39,913,012 97,392,860 24,027,970 26,144,312 11,516,853 13,026,277
Cost of shares redeemed (32,211,337) (112,012,622) (26,593,447) (16,013,678) (16,372,830) (18,689,356)
Change in net assets resulting
from capital transactions
7,701,675 (14,619,762) (2,565,477) 10,130,634 (4,855,977) (5,663,079)
Change in net assets (556,563) (10,248,392) (12,992,894) 11,730,877 (8,426,655) (1,029,148)
NET ASSETS:
Beginning of period $ 20,428,095 $ 30,676,487 $ 27,736,179 $ 16,005,302 $ 23,399,751 $ 24,428,899
End of period $ 19,871,532 $ 20,428,095 $ 14,743,285 $ 27,736,179 $ 14,973,096 $ 23,399,751
SHARE TRANSACTIONS:
Beginning of period 1,353,254 1,853,254 1,322,666 847,666 601,947 651,947
Issued 3,500,000 6,750,000 1,775,000 1,250,000 350,000 350,000
Issued in-kind — — — — — —
Redeemed (2,750,000) (7,250,000) (1,900,000) (775,000) (450,000) (400,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 2,103,254 1,353,254 1,197,666 1,322,666 501,947 601,947
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

260 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort FTSE Europe UltraShort Health Care UltraShort Industrials
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,339,185 $ 1,176,593 $ 55,899 $ 57,465 $ 104,886 $ 46,388
Net realized gain (loss) (1,874,600) (43,900,233) (167,244) (397,267) (836,316) 148,671
Change in net unrealized
appreciation/depreciation (11,835,379) (5,743,819) (289,627) 181,127 (535,229) (484,945)
Change in net assets resulting
from operations (12,370,794) (48,467,459) (400,972) (158,675) (1,266,659) (289,886)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,438,278) (685,217) (57,806) (22,341) (112,930) (13,323)
Total distributions (1,438,278) (685,217) (57,806) (22,341) (112,930) (13,323)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 12,134,968 207,851,366 980,655 8,318,855 3,135,194 6,508,979
Cost of shares redeemed (51,130,889) (140,468,047) (1,852,050) (9,427,562) (4,369,788) (5,185,411)
Change in net assets resulting
from capital transactions
(38,995,921) 67,383,319 (871,395) (1,108,707) (1,234,594) 1,323,568
Change in net assets (52,804,993) 18,230,643 (1,330,173) (1,289,723) (2,614,183) 1,020,359
NET ASSETS:
Beginning of period $ 74,111,198 $ 55,880,555 $ 2,104,568 $ 3,394,291 $ 3,844,247 $ 2,823,888
End of period $ 21,306,205 $ 74,111,198 $ 774,395 $ 2,104,568 $ 1,230,064 $ 3,844,247
SHARE TRANSACTIONS:
Beginning of period 6,987,119 4,262,119 155,430 255,430 240,135 165,135
Issued 1,300,000 13,450,000 70,000 600,000 225,000 400,000
Issued in-kind — — — — — —
Redeemed (5,375,000) (10,725,000) (155,000) (700,000) (340,000) (325,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 2,912,119 6,987,119 70,430 155,430 125,135 240,135
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 261
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Materials UltraShort MidCap400 UltraShort MSCI Brazil Capped
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 68,781 $ 59,352 $ 91,916 $ 58,903 $ 274,179 $ 220,390
Net realized gain (loss) (313,401) (934,959) (326,180) (773,980) (188,830) (8,007,987)
Change in net unrealized
appreciation/depreciation (520,445) 668,201 (640,371) 554,724 (2,443,215) 6,323,757
Change in net assets resulting
from operations (765,065) (207,406) (874,635) (160,353) (2,357,866) (1,463,840)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(76,881) (27,092) (90,071) (31,348) (289,326) (107,379)
Total distributions (76,881) (27,092) (90,071) (31,348) (289,326) (107,379)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,458,017 6,084,053 — 2,165,917 4,830,479 20,239,241
Cost of shares redeemed (2,045,781) (5,693,060) (308,600) (2,065,112) (5,744,799) (19,551,776)
Change in net assets resulting
from capital transactions
(587,764) 390,993 (308,600) 100,805 (914,320) 687,465
Change in net assets (1,429,710) 156,495 (1,273,306) (90,896) (3,561,512) (883,754)
NET ASSETS:
Beginning of period $ 2,590,463 $ 2,433,968 $ 2,807,440 $ 2,898,336 $ 12,610,841 $ 13,494,595
End of period $ 1,160,753 $ 2,590,463 $ 1,534,134 $ 2,807,440 $ 9,049,329 $ 12,610,841
SHARE TRANSACTIONS:
Beginning of period 235,083 235,083 163,510 163,510 708,547 658,667
Issued 150,000 500,000 — 125,000 400,000 925,000
Issued in-kind — — — — — —
Redeemed (225,000) (500,000) (25,000) (125,000) (450,001) (875,120)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 160,083 235,083 138,510 163,510 658,546 708,547
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

262 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort MSCI EAFE UltraShort MSCI Emerging Markets UltraShort MSCI Japan
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 52,351 $ 99,601 $ 224,334 $ 162,899 $ 153,823 $ 89,910
Net realized gain (loss) (692,762) (2,641,945) — (486,073) (1,270,732) (348,781)
Change in net unrealized
appreciation/depreciation 209,618 (533,396) (1,536,374) 1,072,739 (183,056) (800,248)
Change in net assets resulting
from operations (430,793) (3,075,740) (1,312,040) 749,565 (1,299,965) (1,059,119)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(65,743) (64,780) (243,212) (74,073) (149,962) (42,273)
Total distributions (65,743) (64,780) (243,212) (74,073) (149,962) (42,273)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,253,260 28,034,568 2,075,930 9,824,626 2,453,611 9,013,699
Cost of shares redeemed (4,897,837) (23,549,087) (4,146,810) (12,619,506) (1,858,471) (8,248,688)
Change in net assets resulting
from capital transactions
(1,644,577) 4,485,481 (2,070,880) (2,794,880) 595,140 765,011
Change in net assets (2,141,113) 1,344,961 (3,626,132) (2,119,388) (854,787) (336,381)
NET ASSETS:
Beginning of period $ 2,969,359 $ 1,624,398 $ 9,008,817 $ 11,128,205 $ 5,972,883 $ 6,309,264
End of period $ 828,246 $ 2,969,359 $ 5,382,685 $ 9,008,817 $ 5,118,096 $ 5,972,883
SHARE TRANSACTIONS:
Beginning of period 287,428 137,428 388,771 538,771 399,913 374,913
Issued 350,000 2,000,000 100,000 390,000 220,000 475,000
Issued in-kind — — — — — —
Redeemed (525,000) (1,850,000) (200,000) (540,000) (140,000) (450,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 112,428 287,428 288,771 388,771 479,913 399,913
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 263
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Nasdaq Biotechnology UltraShort QQQ UltraShort Real Estate
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 125,117 $ 34,825 $ 22,929,012 $ 8,275,171 $ 2,057,934 $ 1,115,793
Net realized gain (loss) 17,187 (482,420) (351,931,825) 70,319,216 — 12,098,000
Change in net unrealized
appreciation/depreciation (304,548) (3,061,923) 140,566,007 (240,662,619) (7,776,949) (3,529,646)
Change in net assets resulting
from operations (162,244) (3,509,518) (188,436,806) (162,068,232) (5,719,015) 9,684,147
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(101,054) — (22,955,477) (2,882,117) (2,006,506) (565,158)
Total distributions (101,054) — (22,955,477) (2,882,117) (2,006,506) (565,158)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 7,304,664 17,611,674 3,865,513,142 2,478,686,949 2,854,645 60,721,196
Cost of shares redeemed (8,664,416) (17,402,547) (3,918,470,999) (2,145,119,580) (20,016,701) (31,660,850)
Change in net assets resulting
from capital transactions
(1,359,752) 209,127 (52,957,857) 333,567,369 (17,162,056) 29,060,346
Change in net assets (1,623,050) (3,300,391) (264,350,140) 168,617,020 (24,887,577) 38,179,335
NET ASSETS:
Beginning of period $ 5,123,428 $ 8,423,819 $ 533,946,987 $ 365,329,967 $ 66,098,976 $ 27,919,641
End of period $ 3,500,378 $ 5,123,428 $ 269,596,847 $ 533,946,987 $ 41,211,399 $ 66,098,976
SHARE TRANSACTIONS:
Beginning of period 246,096 296,096 7,089,155
(b)
3,259,155
(b)
3,497,077 1,847,077
Issued 400,000 725,000 66,900,000
(b)
23,410,000
(b)
175,000 3,400,000
Issued in-kind — — — — — —
Redeemed (450,000) (775,000) (67,840,252)
(b)
(19,580,000)
(b)
(1,075,000) (1,750,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 196,096 246,096 6,148,903
(b)
7,089,155
(b)
2,597,077 3,497,077
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.

264 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.
UltraShort Russell2000 UltraShort S&P500
®
UltraShort Semiconductors
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 3,511,273 $ 1,933,872 $ 44,517,589 $ 20,978,358 $ 302,648 $ 204,392
Net realized gain (loss) (15,796,006) 15,525,440 (293,470,391) 130,970,188 (15,436,838) (1,707,711)
Change in net unrealized
appreciation/depreciation (10,167,170) (9,902,052) (39,509,500) (214,197,077) 5,698,480 (7,874,863)
Change in net assets resulting
from operations (22,451,903) 7,557,260 (288,462,302) (62,248,531) (9,435,710) (9,378,182)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(3,616,451) (672,619) (44,841,970) (9,994,487) (316,975) (98,265)
Total distributions (3,616,451) (672,619) (44,841,970) (9,994,487) (316,975) (98,265)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 224,072,832 310,721,551 3,144,444,486 5,315,749,631 18,957,092 27,355,444
Cost of shares redeemed (249,985,553) (309,762,682) (3,361,098,046) (5,029,227,317) (10,416,258) (17,403,804)
Change in net assets resulting
from capital transactions
(25,912,721) 958,869 (216,653,560) 286,522,314 8,540,834 9,951,640
Change in net assets (51,981,075) 7,843,510 (549,957,832) 214,279,296 (1,211,851) 475,193
NET ASSETS:
Beginning of period $ 123,545,696 $ 115,702,186 $ 1,114,138,272 $ 899,858,976 $ 7,201,380 $ 6,726,187
End of period $ 71,564,621 $ 123,545,696 $ 564,180,440 $ 1,114,138,272 $ 5,989,529 $ 7,201,380
SHARE TRANSACTIONS:
Beginning of period 7,513,966 6,913,966 28,606,249 20,806,249 159,892
(b)
59,892
(b)
Issued 17,500,000 18,600,000 99,650,000 119,000,000 807,000
(b)
235,000
(b)
Issued in-kind — — — — — —
Redeemed (18,550,000) (18,000,000) (105,650,000) (111,200,000) (326,035)
(b)
(135,000)
(b)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 6,463,966 7,513,966 22,606,249 28,606,249 640,857
(b)
159,892
(b)

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 265
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort SmallCap600 UltraShort Technology UltraShort Utilities
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
Year Ended May
31, 2024
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 90,450 $ 74,639 $ 177,401 $ 144,661 $ 39,125 $ 49,728
Net realized gain (loss) (606,973) (360,897) (2,151,287) 2,354,972 352,791 156,058
Change in net unrealized
appreciation/depreciation (474,217) 830,892 62,503 (4,155,784) (348,556) 388,739
Change in net assets resulting
from operations (990,740) 544,634 (1,911,383) (1,656,151) 43,360 594,525
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(92,361) (40,389) (184,336) (69,663) (42,174) (27,719)
Total distributions (92,361) (40,389) (184,336) (69,663) (42,174) (27,719)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,076,488 5,351,315 6,477,479 39,322,637 4,078,254 7,492,193
Cost of shares redeemed (1,574,763) (6,664,389) (5,676,204) (40,116,154) (3,706,678) (9,281,437)
Change in net assets resulting
from capital transactions
(498,275) (1,313,074) 801,275 (793,517) 371,576 (1,789,244)
Change in net assets (1,581,376) (808,829) (1,294,444) (2,519,331) 372,762 (1,222,438)
NET ASSETS:
Beginning of period $ 3,830,749 $ 4,639,578 $ 5,244,154 $ 7,763,485 $ 1,179,378 $ 2,401,816
End of period $ 2,249,373 $ 3,830,749 $ 3,949,710 $ 5,244,154 $ 1,552,140 $ 1,179,378
SHARE TRANSACTIONS:
Beginning of period 143,946 183,946 228,052
(b)
203,052
(b)
93,720 218,720
Issued 50,000 220,000 375,000
(b)
975,000
(b)
330,000 650,000
Issued in-kind — — — — — —
Redeemed (70,000) (260,000) (310,024)
(b)
(950,000)
(b)
(260,000) (775,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 123,946 143,946 293,028
(b)
228,052
(b)
163,720 93,720
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective April 10, 2024.

266 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

267 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short 7-10 Year Treasury
Year ended
May 31, 2024
$ 28.37 $ 1.07 $ 1.94 $ — $ 3.01 $ (1.28) $ — $ — $ (1.28) $ 30.10 10.87% 11.03% 1.18% 0.95% 3.38% 3.61% $ 19,567 — %
Year ended
May 31, 2023
26.73 0.42 1.43 — 1.85 (0.21) — — (0.21) 28.37 6.97 6.78 0.98 0.95 1.47 1.50 28,374 —
Year ended
May 31, 2022
24.82 (0.21) 2.12 — 1.91 — — — — 26.73 7.67 8.04 0.96 0.95 (0.86) (0.85) 171,717 —
Year ended
May 31, 2021
23.86 (0.23) 1.19 — 0.96 — — — — 24.82 4.04 3.77 1.10 0.95 (1.09) (0.94) 89,977 —
Year ended
May 31, 2020
27.27 0.17 (3.24) — (3.07) (0.32) — (0.02)# (0.34) 23.86 (11.40) (11.28) 1.22 0.95 0.40 0.67 15,507 —
Short 20+ Year Treasury
Year ended
May 31, 2024
21.90 0.88 2.66 — 3.54 (1.07) — — (1.07) 24.37 16.68 16.84 0.95 0.95 3.72 3.72 98,681 —
Year ended
May 31, 2023
19.86 0.42 1.91 — 2.33 (0.29) — — (0.29) 21.90 11.76 11.66 0.92 0.92 1.96 1.96 186,123 —
Year ended
May 31, 2022
17.60 (0.14) 2.40 — 2.26 — — — — 19.86 12.81 12.33 0.90 0.90 (0.81) (0.81) 675,163 —
Year ended
May 31, 2021
15.53 (0.15) 2.22 — 2.07 — — — — 17.60 13.36 13.62 0.92 0.92 (0.87) (0.87) 597,553 —
Year ended
May 31, 2020
20.67 0.22 (5.06) — (4.84) (0.26) — (0.04)# (0.30) 15.53 (23.72) (23.43) 0.94 0.94 1.18 1.18 159,921 —

268 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Dow30
SM
Year ended
May 31, 2024
$ 33.94 $ 1.43 $ (4.46) $ — (h) $ (3.03) $ (1.47) $ — $ — $ (1.47) $ 29.44 (9.06) % (9.04) % 0.97% 0.95% 4.60% 4.61% $ 181,754 — %
Year ended
May 31, 2023
33.99 0.66 (0.38) — 0.28 (0.33) — — (0.33) 33.94 0.83 0.83 0.96 0.95 1.93 1.94 263,833 —
Year ended
May 31, 2022
34.12 (0.29) 0.16 (i) — (0.13) — — — — 33.99 (0.39) (0.38) 0.95 0.95 (0.86) (0.86) 255,737 —
Year ended
May 31, 2021
49.16 (0.36) (14.68) — (15.04) — — — — 34.12 (30.59) (30.65) 0.96 0.95 (0.88) (0.86) 232,824 —
Year ended
May 31, 2020
57.46 0.27 (7.93) — (7.66) (0.59) — (0.05)# (0.64) 49.16 (13.40) (13.38) 0.99 0.95 0.47 0.51 502,585 —
Short Financials
Year ended
May 31, 2024
13.63 0.52 (3.15) — (2.63) (0.55) — — (0.55) 10.45 (19.70) (19.51) 1.25 0.95 3.95 4.25 11,752 —
Year ended
May 31, 2023
12.54 0.28 0.92 — 1.20 (0.11) — — (0.11) 13.63 9.65 9.62 1.15 0.95 1.92 2.12 43,286 —
Year ended
May 31, 2022
12.72 (0.10) (0.08) (i) — (0.18) — — — — 12.54 (1.41) (1.34) 1.56 0.95 (1.45) (0.84) 18,494 —
Year ended
May 31, 2021
20.49 (0.16) (7.61) — (7.77) — — — — 12.72 (37.93) (37.85) 1.29 0.95 (1.28) (0.93) 9,855 —
Year ended
May 31, 2020
22.52 0.09 (1.92) — (1.83) (0.18) — (0.02)# (0.20) 20.49 (8.12) (8.43) 1.27 0.95 0.11 0.43 32,272 —

269 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short FTSE China 50
Year ended
May 31, 2024
$ 18.62 $ 0.54 $ (1.62) $ — $ (1.08) $ (0.53) $ — $ — $ (0.53) $ 17.01 (5.98) % (5.92) % 2.17% 0.95% 1.74% 2.96% $ 6,802 — %
Year ended
May 31, 2023
17.09 0.28 1.38 — 1.66 (0.13) — — (0.13) 18.62 9.73 9.94 1.89 0.95 0.61 1.55 7,447 —
Year ended
May 31, 2022
14.18 (0.15) 3.06 — 2.91 — — — — 17.09 20.55 20.62 2.06 0.95 (2.00) (0.89) 6,836 —
Year ended
May 31, 2021
18.64 (0.14) (4.32) — (4.46) — — — — 14.18 (23.94) (24.08) 2.34 0.95 (2.33) (0.94) 2,835 —
Year ended
May 31, 2020
20.20 0.05 (1.46) — (1.41) (0.14) — (0.01)# (0.15) 18.64 (6.97) (6.84) 1.98 0.95 (0.75) 0.28 6,524 —
Short High Yield
Year ended
May 31, 2024
18.72 0.73 (1.44) — (0.71) (0.77) — — (0.77) 17.24 (3.80) (3.76) 1.00 0.95 4.00 4.05 94,835 —
Year ended
May 31, 2023
18.44 0.34 0.13 (i) — 0.47 (0.19) — — (0.19) 18.72 2.52 2.48 0.98 0.95 1.75 1.78 243,364 —
Year ended
May 31, 2022
18.23 (0.14) 0.35 — 0.21 — — — — 18.44 1.17 1.26 1.03 0.95 (0.87) (0.79) 343,042 —
Year ended
May 31, 2021
20.88 (0.18) (2.47) — (2.65) — — — — 18.23 (12.70) (12.70) 1.05 0.95 (1.01) (0.91) 54,685 —
Year ended
May 31, 2020
22.17 0.10 (1.17) — (1.07) (0.21) — (0.01)# (0.22) 20.88 (4.83) (4.81) 1.02 0.95 0.42 0.48 119,021 —

270 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MidCap400
Year ended
May 31, 2024
$ 25.22 $ 0.90 $ (4.77) $ — $ (3.87) $ (1.09) $ — $ — $ (1.09) $ 20.26 (15.65) % (15.71) % 1.74% 0.95% 3.17% 3.96% $ 5,442 — %
Year ended
May 31, 2023
24.73 0.54 0.21 (i) — 0.75 (0.26) — — (0.26) 25.22 3.03 3.03 1.40 0.95 1.72 2.17 16,230 —
Year ended
May 31, 2022
24.32 (0.21) 0.62 — 0.41 — — — — 24.73 1.68 1.73 1.53 0.95 (1.46) (0.88) 12,206 —
Year ended
May 31, 2021
40.36 (0.30) (15.74) — (16.04) — — — — 24.32 (39.75) (39.76) 1.22 0.95 (1.21) (0.94) 12,004 —
Year ended
May 31, 2020
46.08 0.09 (5.33) — (5.24) (0.46) — (0.02)# (0.48) 40.36 (11.42) (11.51) 1.37 0.95 (0.22) 0.20 31,022 —
Short MSCI EAFE
Year ended
May 31, 2024
18.86 0.70 (2.50) — (1.80) (0.82) — — (0.82) 16.24 (9.84) (9.93) 1.17 0.95 3.69 3.91 20,707 —
Year ended
May 31, 2023
19.54 0.40 (0.85) — (0.45) (0.23) — — (0.23) 18.86 (2.30) (2.17) 1.02 0.95 1.88 1.95 67,431 —
Year ended
May 31, 2022
18.19 (0.15) 1.50 (i) — 1.35 — — — — 19.54 7.41 7.43 1.22 0.95 (1.06) (0.79) 64,958 —
Year ended
May 31, 2021
26.23 (0.21) (7.83) — (8.04) — — — — 18.19 (30.66) (30.69) 1.28 0.95 (1.26) (0.93) 9,549 —
Year ended
May 31, 2020
27.52 0.11 (1.10) — (0.99) (0.29) — (0.01)# (0.30) 26.23 (3.54) (3.55) 1.15 0.95 0.19 0.39 45,247 —

271 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MSCI Emerging Markets
Year ended
May 31, 2024
$ 15.37 $ 0.54 $ (1.44) $ — $ (0.90) $ (0.61) $ — $ — $ (0.61) $ 13.86 (5.94) % (5.81) % 1.27% 0.95% 3.37% 3.69% $ 15,251 — %
Year ended
May 31, 2023
14.11 0.26 1.13 — 1.39 (0.13) — — (0.13) 15.37 9.77 9.69 1.16 0.95 1.47 1.68 37,646 —
Year ended
May 31, 2022
11.86 (0.11) 2.36 — 2.25 — — — — 14.11 19.04 18.97 1.19 0.95 (1.12) (0.87) 43,046 —
Year ended
May 31, 2021
18.52 (0.13) (6.53) — (6.66) — — — — 11.86 (35.98) (35.96) 1.12 0.95 (1.10) (0.93) 20,747 —
Year ended
May 31, 2020
19.50 0.11 (0.89) — (0.78) (0.18) — (0.02)# (0.20) 18.52 (3.96) (3.83) 1.05 0.95 0.47 0.57 87,971 —
Short QQQ
Year ended
May 31, 2024(gg)
56.71 2.73 (12.93) 0.01 (10.19) (2.93) — — (2.93) 43.59 (18.50) (18.47) 0.99 0.95 5.41 5.46 569,807 —
Year ended
May 31, 2023(gg)
66.32 1.45 (10.35) — (8.90) (0.71) — — (0.71) 56.71 (13.57) (13.64) 0.99 0.95 2.11 2.16 1,126,410 —
Year ended
May 31, 2022(gg)
66.08 (0.50) 0.74 — 0.24 — — — — 66.32 0.35 0.38 1.00 0.95 (0.87) (0.82) 1,083,760 —
Year ended
May 31, 2021(gg)
101.64 (0.66) (34.90) — (35.56) — — — — 66.08 (34.99) (35.09) 1.00 0.95 (0.90) (0.85) 595,528 —
Year ended
May 31, 2020(gg)
152.45 1.18 (50.14) — (48.96) (1.63) — (0.22)# (1.85) 101.64 (32.40) (32.33) 1.02 0.95 0.86 0.92 502,349 —

272 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Real Estate
Year ended
May 31, 2024
$ 20.95 $ 0.84 $ (1.49) $ — $ (0.65) $ (0.88) $ — $ — $ (0.88) $ 19.42 (3.02) % (3.12) % 1.15% 0.95% 3.98% 4.17% $ 17,962 — %
Year ended
May 31, 2023
18.07 0.43 2.68 — 3.11 (0.23) — — (0.23) 20.95 17.21 17.08 1.09 0.95 2.01 2.15 55,517 —
Year ended
May 31, 2022 (aa)
19.13 (0.15) (0.91) — (1.06) — — — — 18.07 (5.55) (5.34) 1.74 0.95 (1.63) (0.84) 16,259 —
Year ended
May 31, 2021 (aa)
26.61 (0.22) (7.26) — (7.48) — — — — 19.13 (28.07) (28.20) 1.37 0.95 (1.35) (0.94) 7,652 —
Year ended
May 31, 2020 (aa)
28.38 0.02 (1.53) — (1.51) (0.24) — (0.02)# (0.26) 26.61 (5.31) (5.43) 1.60 0.95 (0.57) 0.08 27,274 —
Short Russell2000
Year ended
May 31, 2024
24.83 1.04 (3.98) — (2.94) (1.12) — — (1.12) 20.77 (12.05) (12.07) 1.02 0.95 4.50 4.57 167,505 —
Year ended
May 31, 2023
24.09 0.48 0.50 — 0.98 (0.24) — — (0.24) 24.83 4.07 4.04 1.01 0.95 1.92 1.97 451,041 —
Year ended
May 31, 2022
21.42 (0.18) 2.85 — 2.67 — — — — 24.09 12.47 12.62 1.00 0.95 (0.87) (0.82) 453,284 —
Year ended
May 31, 2021
38.01 (0.24) (16.35) — (16.59) — — — — 21.42 (43.66) (43.71) 1.02 0.95 (0.92) (0.85) 273,412 —
Year ended
May 31, 2020
42.76 0.26 (4.49) — (4.23) (0.47) — (0.05)# (0.52) 38.01 (9.94) (9.96) 1.03 0.95 0.55 0.63 485,265 —

273 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short S&P500
®
Year ended
May 31, 2024
$ 14.86 $ 0.66 $ (2.86) $ — (h) $ (2.20) $ (0.72) $ — $ — $ (0.72) $ 11.94 (15.21) % (15.22) % 0.89% 0.89% 4.91% 4.91% $ 987,835 — %
Year ended
May 31, 2023
15.23 0.34 (0.54) — (0.20) (0.17) — — (0.17) 14.86 (1.31) (1.23) 0.88 0.88 2.15 2.15 2,245,330 —
Year ended
May 31, 2022
15.77 (0.11) (0.43) — (0.54) — — — — 15.23 (3.46) (3.55) 0.89 0.89 (0.76) (0.76) 2,350,459 —
Year ended
May 31, 2021
22.96 (0.15) (7.04) — (7.19) — — — — 15.77 (31.31) (31.38) 0.88 0.88 (0.77) (0.77) 1,404,720 —
Year ended
May 31, 2020
28.53 0.16 (5.38) — (5.22) (0.32) — (0.03)# (0.35) 22.96 (18.45) (18.40) 0.90 0.90 0.63 0.63 3,697,429 —
Short SmallCap600
Year ended
May 31, 2024
19.16 0.67 (3.17) — (2.50) (0.74) — — (0.74) 15.92 (13.25) (12.86) 1.51 0.95 3.27 3.82 5,950 —
Year ended
May 31, 2023
17.96 0.44 0.93 — 1.37 (0.17) — — (0.17) 19.16 7.63 7.28 1.37 0.95 1.96 2.38 30,060 —
Year ended
May 31, 2022
17.35 (0.15) 0.76 — 0.61 — — — — 17.96 3.51 3.57 2.32 0.95 (2.22) (0.85) 7,071 —
Year ended
May 31, 2021
32.60 (0.23) (15.02) — (15.25) — — — — 17.35 (46.78) (46.75) 1.66 0.95 (1.65) (0.94) 4,662 —
Year ended
May 31, 2020
34.96 — (h) (2.08) — (2.08) (0.27) — (0.01)# (0.28) 32.60 (5.93) (5.96) 2.21 0.95 (1.27) (0.01) 13,651 —

274 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra 7-10 Year Treasury
Year ended
May 31, 2024
$ 48.41 $ 1.78 $ (6.83) $ — $ (5.05) $ (1.81) $ — $ — $ (1.81) $ 41.55 (10.63) % (11.03) % 1.42% 0.95% 3.66% 4.12% $ 18,905 — %
Year ended
May 31, 2023
55.02 1.09 (7.28) — (6.19) (0.42) — — (0.42) 48.41 (11.25) (10.94) 1.42 0.95 1.70 2.17 9,925 —
Year ended
May 31, 2022
67.14 (0.06) (11.92) — (11.98) (0.14) — — (0.14) 55.02 (17.88) (18.01) 1.41 0.95 (0.55) (0.09) 17,882 57
Year ended
May 31, 2021
75.97 0.29 (8.79) — (8.50) (0.33) — — (0.33) 67.14 (11.23) (11.19) 1.25 0.95 0.09 0.39 18,464 56
Year ended
May 31, 2020
60.72 0.68 15.28 — 15.96 (0.71) — — (0.71) 75.97 26.49 26.24 1.20 0.95 0.77 1.02 34,187 193
Ultra 20+ Year Treasury
Year ended
May 31, 2024
25.26 0.83 (6.75) — (5.92) (0.81) — — (0.81) 18.53 (23.91) (24.25) 1.00 0.95 4.10 4.15 91,716 —
Year ended
May 31, 2023
33.66 0.62 (8.81) — (8.19) (0.21) — — (0.21) 25.26 (24.39) (24.22) 1.06 0.95 2.17 2.28 58,718 —
Year ended
May 31, 2022
48.00 (0.25) (14.09) — (14.34) — — — — 33.66 (29.86) (29.47) 1.11 0.95 (0.66) (0.50) 36,189 58
Year ended
May 31, 2021(m)
66.77 (0.17) (18.60) — (18.77) — — — — 48.00 (28.12) (28.26) 1.14 0.95 (0.47) (0.28) 28,797 5
Year ended
May 31, 2020(m)
44.89 0.46 22.16 — 22.62 (0.74) — — (0.74) 66.77 50.92 49.64 1.17 0.95 0.61 0.84 50,076 292

275 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Communication Services
Year ended
May 31, 2024
$ 38.94 $ 0.19 $ 25.28 $ — $ 25.47 $ (0.14) $ — $ — $ (0.14) $ 64.27 65.50% 65.23% 5.63% 0.95% (4.33) % 0.35% $ 3,213 298%
Year ended
May 31, 2023
39.30 0.65 (0.10) — 0.55 (0.91) — — (0.91) 38.94 1.98 1.97 8.96 0.95 (6.09) 1.92 779 47
Year ended
May 31, 2022
47.81 0.59 (8.40) — (7.81) (0.70) — — (0.70) 39.30 (16.64) (16.77) 5.55 0.95 (3.37) 1.23 1,965 34
Year ended
May 31, 2021
34.38 0.53 13.40 — 13.93 (0.50) — — (0.50) 47.81 41.06 41.47 8.63 0.95 (6.37) 1.31 2,391 18
Year ended
May 31, 2020
36.53 0.60 (2.33) — (1.73) (0.42) — — (0.42) 34.38 (4.66) (5.08) 9.92 0.95 (7.40) 1.57 859 29
Ultra Consumer Discretionary
Year ended
May 31, 2024
27.22 0.03 6.34 — 6.37 (0.03) — — (0.03) 33.56 23.40 23.27 1.60 0.95 (0.57) 0.08 13,256 37
Year ended
May 31, 2023
29.21 0.19 (2.12) — (1.93) (0.06) — — (0.06) 27.22 (6.57) (6.68) 1.88 0.95 (0.19) 0.74 12,930 77
Year ended
May 31, 2022(cc)
48.65 (0.16) (19.28) — (19.44) — — — — 29.21 (39.97) (39.99) 1.32 0.95 (0.71) (0.35) 13,874 18
Year ended
May 31, 2021(m)
(cc)
26.35 (0.16) 22.46 — 22.30 — — — — 48.65 84.62 86.48 1.40 0.95 (0.85) (0.40) 31,622 5
Year ended
May 31, 2020(m)
(cc)
24.45 0.03 1.93 — 1.96 (0.06) — — (0.06) 26.35 8.01 6.98 1.51 0.95 (0.45) 0.11 18,447 37

276 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Consumer Staples
Year ended
May 31, 2024
$ 16.25 $ 0.32 $ 1.32 $ — $ 1.64 $ (0.13) $ — $ — $ (0.13) $ 17.76 10.19% 9.45% 2.54% 0.95% 0.38% 1.97% $ 7,816 26%
Year ended
May 31, 2023
20.90 0.29 (4.74) — (4.45) (0.20) — — (0.20) 16.25 (21.33) (20.93) 2.46 0.95 0.08 1.60 8,126 37
Year ended
May 31, 2022(bb)
22.44 0.09 (1.56) — (1.47) (0.07) — — (0.07) 20.90 (6.57) (6.61) 1.80 0.95 (0.50) 0.35 8,362 9
Year ended
May 31, 2021(bb)
10.78 0.05 11.67 — 11.72 (0.06) — — (0.06) 22.44 109.16 108.35 1.94 0.95 (0.69) 0.30 13,463 4
Year ended
May 31, 2020(bb)
9.92 0.15 0.83 — 0.98 (0.12) — — (0.12) 10.78 9.90 10.30 2.71 0.95 (0.45) 1.31 5,389 23
Ultra Dow30
SM
Year ended
May 31, 2024
62.09 0.98 19.08 — 20.06 (0.46) — — (0.46) 81.69 32.31 32.36 0.96 0.95 1.32 1.33 383,950 4
Year ended
May 31, 2023
65.35 1.08 (3.94) — (2.86) (0.40) — — (0.40) 62.09 (4.35) (4.35) 0.97 0.95 1.72 1.74 319,777 11
Year ended
May 31, 2022
72.22 0.43 (7.05) — (6.62) (0.25) — — (0.25) 65.35 (9.21) (9.21) 0.95 0.95 0.59 0.59 385,592 4
Year ended
May 31, 2021
39.44 0.26 32.60 — 32.86 (0.08) — — (0.08) 72.22 83.38 83.65 0.96 0.95 0.47 0.49 498,320 18
Year ended
May 31, 2020
42.44 0.55 (3.17) — (2.62) (0.38) — — (0.38) 39.44 (6.20) (6.29) 0.98 0.95 1.15 1.18 297,783 31

277 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Energy
Year ended
May 31, 2024
$ 31.27 $ 0.84 $ 12.34 $ — $ 13.18 $ (0.46) $ — $ — $ (0.46) $ 43.99 42.26% 42.64% 1.04% 0.95% 2.02% 2.11% $ 118,897 22%
Year ended
May 31, 2023
43.71 0.75 (12.82) — (12.07) (0.37) — — (0.37) 31.27 (27.74) (27.60) 1.03 0.95 1.88 1.96 109,549 61
Year ended
May 31, 2022(ee)
16.69 0.43 27.11 — 27.54 (0.52) — — (0.52) 43.71 168.23 167.93 0.99 0.95 1.95 1.99 218,701 31
Year ended
May 31, 2021(w)
(ee)
10.00 0.31 6.71 — 7.02 (0.33) — — (0.33) 16.69 73.14 72.84 1.03 0.95 2.84 2.92 211,207 24
Year ended
May 31, 2020(k)
(w)(ee)
29.90 0.62 (19.79) — (19.17) (0.73) — — (0.73) 10.00 (65.49) (65.44) 1.14 0.95 3.27 3.47 116,476 4
Ultra Financials
Year ended
May 31, 2024
40.52 0.38 25.19 — 25.57 (0.38) — — (0.38) 65.71 63.44 63.38 0.95 0.95 0.73 0.73 680,638 221
Year ended
May 31, 2023
53.90 0.46 (13.43) — (12.97) (0.41) — — (0.41) 40.52 (24.13) (24.18) 0.95 0.95 1.00 1.00 474,341 50
Year ended
May 31, 2022
63.67 0.22 (6.71) — (6.49) (0.18) (3.10) — (3.28) 53.90 (11.16) (11.22) 0.95 0.95 0.35 0.35 671,523 9
Year ended
May 31, 2021
29.48 0.17 34.21 — 34.38 (0.19) — — (0.19) 63.67 117.16 117.29 0.95 0.95 0.40 0.40 923,717 7
Year ended
May 31, 2020
40.74 0.45 (11.19) — (10.74) (0.52) — — (0.52) 29.48 (26.67) (26.57) 0.97 0.95 1.02 1.04 448,299 21

278 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra FTSE China 50
Year ended
May 31, 2024
$ 16.98 $ 0.34 $ (1.26) $ — $ (0.92) $ (0.42) $ — $ — $ (0.42) $ 15.64 (5.33) % (5.12) % 1.84% 0.95% 1.31% 2.20% $ 10,560 — %
Year ended
May 31, 2023
29.78 0.23 (13.01) — (12.78) (0.02) — — (0.02) 16.98 (42.94) (42.93) 1.77 0.97 0.19 0.99 9,592 —
Year ended
May 31, 2022
70.23 (0.44) (40.01) — (40.45) — — — — 29.78 (57.59) (57.66) 1.49 0.95 (1.47) (0.93) 10,424 —
Year ended
May 31, 2021
50.40 (0.66) 20.49 — 19.83 — — — — 70.23 39.33 39.60 1.19 0.95 (1.18) (0.95) 28,091 —
Year ended
May 31, 2020
58.75 0.09 (5.94) — (5.85) (2.50) — — (2.50) 50.40 (10.42) (10.64) 1.95 0.95 (0.86) 0.15 20,162 —
Ultra FTSE Europe
Year ended
May 31, 2024
51.61 1.06 15.31 — 16.37 (1.03) — — (1.03) 66.95 32.12 31.90 3.05 0.95 (0.18) 1.91 5,021 —
Year ended
May 31, 2023
52.93 0.49 (1.70) — (1.21) (0.11) — — (0.11) 51.61 (2.28) (2.36) 3.06 0.95 (1.05) 1.05 3,871 —
Year ended
May 31, 2022
69.86 (0.59) (16.34) — (16.93) — — — — 52.93 (24.25) (24.74) 2.61 0.95 (2.56) (0.90) 3,969 —
Year ended
May 31, 2021
35.00 (0.47) 35.33 — 34.86 — — — — 69.86 99.64 100.63 2.94 0.95 (2.93) (0.95) 5,239 —
Year ended
May 31, 2020
43.65 0.09 (8.46) — (8.37) (0.28) — — (0.28) 35.00 (19.36) (18.74) 2.33 0.95 (1.18) 0.20 3,500 —

279 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Health Care
Year ended
May 31, 2024
$ 82.29 $ 0.98 $ 15.87 $ — $ 16.85 $ (0.34) $ — $ — $ (0.34) $ 98.80 20.50% 20.03% 1.05% 0.95% 0.97% 1.07% $ 86,947 4%
Year ended
May 31, 2023
92.43 0.91 (10.83) — (9.92) (0.22) — — (0.22) 82.29 (10.76) (10.55) 1.08 0.95 0.90 1.03 80,233 19
Year ended
May 31, 2022
88.41 0.23 3.95 — 4.18 (0.16) — — (0.16) 92.43 4.70 4.60 1.02 0.95 0.17 0.24 117,843 12
Year ended
May 31, 2021(r)
61.51 0.12 26.86 — 26.98 (0.08) — — (0.08) 88.41 43.89 43.81 1.04 0.95 0.07 0.17 130,405 4
Year ended
May 31, 2020(r)
46.34 0.35 15.01 — 15.36 (0.19) — — (0.19) 61.51 33.26 33.58 1.08 0.95 0.50 0.63 110,716 21
Ultra High Yield
Year ended
May 31, 2024
60.58 1.94 7.45 — 9.39 (1.53) — — (1.53) 68.44 15.62 15.36 1.58 0.95 2.36 2.99 7,529 —
Year ended
May 31, 2023
67.42 1.07 (6.33) — (5.26) (1.58) — — (1.58) 60.58 (7.79) (7.83) 1.68 0.96 1.01 1.73 5,452 —
Year ended
May 31, 2022
75.77 (0.71) (7.39) — (8.10) — (0.25) — (0.25) 67.42 (10.74) (10.63) 1.17 0.95 (1.15) (0.93) 20,227 —
Year ended
May 31, 2021
64.18 (0.63) 14.17 — 13.54 (1.95) — — (1.95) 75.77 21.27 21.30 1.95 0.97 (1.84) (0.86) 28,414 —
Year ended
May 31, 2020
66.69 1.16 (0.95) — 0.21 (2.72) — — (2.72) 64.18 0.03 0.34 2.86 1.04 (0.13) 1.70 4,813 —

280 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Industrials
Year ended
May 31, 2024
$ 21.38 $ 0.13 $ 11.39 $ — $ 11.52 $ (0.08) $ — $ — $ (0.08) $ 32.82 53.88% 53.70% 1.44% 0.95% (0.02) % 0.47% $ 23,302 8%
Year ended
May 31, 2023
23.85 0.21 (2.63) — (2.42) (0.05) — — (0.05) 21.38 (10.14) (10.09) 1.68 0.95 0.18 0.91 16,252 73
Year ended
May 31, 2022
33.02 0.01 (9.17) — (9.16) (0.01) — — (0.01) 23.85 (27.77) (27.70) 1.32 0.95 (0.33) 0.05 16,694 9
Year ended
May 31, 2021(v)
14.84 0.02 18.20 — 18.22 (0.04) — — (0.04) 33.02 123.00 122.38 1.55 0.95 (0.53) 0.07 40,451 3
Year ended
May 31, 2020(v)
17.09 0.14 (2.26) — (2.12) (0.13) — — (0.13) 14.84 (12.47) (12.37) 1.61 0.95 0.09 0.74 14,838 31
Ultra Materials
Year ended
May 31, 2024
19.73 0.21 7.89 — 8.10 (0.10) — — (0.10) 27.73 41.07 40.19 1.19 0.95 0.62 0.87 45,059 2
Year ended
May 31, 2023
26.77 0.34 (7.23) — (6.89) (0.15) — — (0.15) 19.73 (25.72) (25.47) 1.18 0.95 1.32 1.55 37,988 40
Year ended
May 31, 2022(ee)
26.79 0.16 (0.02) — 0.14 (0.16) — — (0.16) 26.77 0.54 0.22 1.10 0.95 0.50 0.65 62,229 5
Year ended
May 31, 2021(ee)
11.08 0.08 15.72 — 15.80 (0.09) — — (0.09) 26.79 143.30 143.29 1.15 0.95 0.25 0.45 104,477 12
Year ended
May 31, 2020(ee)
11.89 0.15 (0.77) — (0.62) (0.19) — — (0.19) 11.08 (5.43) (5.04) 1.23 0.95 0.85 1.13 27,696 6

281 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MidCap400
Year ended
May 31, 2024
$ 45.36 $ 0.32 $ 19.45 $ — $ 19.77 $ (0.36) $ — $ — $ (0.36) $ 64.77 43.73% 43.61% 1.00% 0.95% 0.52% 0.58% $ 137,634 27%
Year ended
May 31, 2023
54.03 0.60 (8.73) — (8.13) (0.54) — — (0.54) 45.36 (15.04) (14.94) 1.04 0.95 1.11 1.21 114,542 46
Year ended
May 31, 2022
65.80 0.18 (11.82) — (11.64) (0.13) — — (0.13) 54.03 (17.73) (17.75) 0.99 0.95 0.24 0.28 122,914 52
Year ended
May 31, 2021
28.58 0.06 37.24 — 37.30 (0.08) — — (0.08) 65.80 130.66 130.86 1.06 0.95 0.04 0.15 189,162 18
Year ended
May 31, 2020
35.41 0.26 (6.77) — (6.51) (0.32) — — (0.32) 28.58 (18.51) (18.50) 1.06 0.95 0.58 0.69 105,036 73
Ultra MSCI Brazil Capped
Year ended
May 31, 2024
22.55 0.74 0.35 — 1.09 (0.55) — — (0.55) 23.09 4.31 4.02 2.85 0.95 0.71 2.60 3,268 —
Year ended
May 31, 2023
32.73 0.13 (10.31) — (10.18) — — — — 22.55 (31.12) (31.43) 2.65 0.95 (1.15) 0.55 4,544 —
Year ended
May 31, 2022
37.27 (0.27) (4.27) — (4.54) — — — — 32.73 (12.21) (11.88) 2.22 0.95 (2.17) (0.90) 9,543 —
Year ended
May 31, 2021
20.23 (0.27) 17.31 — 17.04 — — — — 37.27 84.28 85.11 2.00 0.95 (2.00) (0.95) 7,140 —
Year ended
May 31, 2020
70.62 0.06 (50.07) — (50.01) (0.38) — — (0.38) 20.23 (71.21) (71.30) 2.10 0.96 (1.03) 0.10 4,886 —

282 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI EAFE
Year ended
May 31, 2024
$ 38.36 $ 0.81 $ 9.46 $ — $ 10.27 $ (0.90) $ — $ — $ (0.90) $ 47.73 27.13% 27.27% 1.83% 0.95% 1.09% 1.96% $ 10,739 — %
Year ended
May 31, 2023
40.28 0.48 (2.31) — (1.83) (0.09) — — (0.09) 38.36 (4.54) (4.37) 1.81 0.95 0.48 1.33 10,550 —
Year ended
May 31, 2022
52.83 (0.45) (12.10) — (12.55) — — — — 40.28 (23.76) (23.48) 1.68 0.95 (1.64) (0.91) 9,064 —
Year ended
May 31, 2021
28.74 (0.39) 24.48 — 24.09 — — — — 52.83 83.86 82.35 1.56 0.95 (1.56) (0.95) 13,208 —
Year ended
May 31, 2020
34.62 0.01 (5.77) — (5.76) (0.12) — — (0.12) 28.74 (16.71) (16.08) 2.22 0.95 (1.23) 0.04 3,592 —
Ultra MSCI Emerging Markets
Year ended
May 31, 2024
47.07 1.40 5.15 — 6.55 (1.30) — — (1.30) 52.32 14.13 14.08 1.48 0.95 2.30 2.83 15,697 —
Year ended
May 31, 2023
62.90 0.62 (16.35) — (15.73) (0.10) — — (0.10) 47.07 (25.01) (24.99) 1.36 0.96 0.81 1.21 16,474 —
Year ended
May 31, 2022
105.83 (0.80) (42.13) — (42.93) — — — — 62.90 (40.57) (40.56) 1.09 0.95 (1.05) (0.90) 26,731 —
Year ended
May 31, 2021
51.04 (0.87) 55.66 — 54.79 — — — — 105.83 107.34 107.36 1.09 0.95 (1.08) (0.95) 92,605 —
Year ended
May 31, 2020
65.46 0.22 (13.61) — (13.39) (1.03) — — (1.03) 51.04 (20.88) (20.89) 1.39 0.95 (0.10) 0.34 12,761 —

283 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI Japan
Year ended
May 31, 2024
$ 32.11 $ 0.62 $ 8.04 $ — $ 8.66 $ (0.46) $ — $ — $ (0.46) $ 40.31 27.15% 27.23% 2.05% 0.95% 0.60% 1.70% $ 9,272 — %
Year ended
May 31, 2023
32.91 0.21 (0.85) — (0.64) (0.16) — — (0.16) 32.11 (1.89) (2.29) 3.75 0.95 (2.08) 0.73 9,313 111
Year ended
May 31, 2022
47.18 (0.33) (13.94) — (14.27) — — — — 32.91 (30.24) (30.26) 2.25 0.96 (2.05) (0.76) 5,760 579
Year ended
May 31, 2021
31.35 (0.39) 16.22 — 15.83 — — — — 47.18 50.48 50.81 2.34 0.95 (2.34) (0.95) 5,897 —
Year ended
May 31, 2020
30.01 (0.09) 1.48 — 1.39 (0.04) — (0.01) (0.05) 31.35 4.61 4.49 2.33 0.95 (1.66) (0.28) 3,919 —
Ultra Nasdaq Biotechnology
Year ended
May 31, 2024
52.21 0.25 3.66 — 3.91 (0.08) — — (0.08) 56.04 7.49 7.51 1.14 0.95 0.28 0.47 88,267 32
Year ended
May 31, 2023
48.04 0.11 4.08 — 4.19 (0.02) — — (0.02) 52.21 8.71 8.53 1.15 0.95 — (j) 0.20 96,593 23
Year ended
May 31, 2022
84.53 (0.23) (36.26) — (36.49) — — — — 48.04 (43.17) (43.05) 1.08 0.95 (0.41) (0.28) 93,685 27
Year ended
May 31, 2021
70.76 (0.36) 14.13 — 13.77 — — — — 84.53 19.46 19.50 1.08 0.95 (0.58) (0.45) 287,388 27
Year ended
May 31, 2020
43.67 (0.09) 27.18 — 27.09 — — — — 70.76 62.03 61.87 1.10 0.95 (0.31) (0.17) 183,980 37

284 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Nasdaq Cloud Computing
Year ended
May 31, 2024
$ 15.73 $ — (h) $ 6.04 $ — $ 6.04 $ — $ — $ — $ — $ 21.77 38.39% 38.46% 4.91% 0.95% (3.96) % (0.01) % $ 2,721 59%
Year ended
May 31, 2023
18.30 0.03 (2.60) — (2.57) — — — — 15.73 (14.04) (14.04) 7.37 0.95 (6.20) 0.21 1,573 70
Year ended
May 31, 2022
39.18 (0.16) (20.72) — (20.88) — — — — 18.30 (53.30) (53.81) 3.49 0.95 (2.96) (0.43) 1,830 74
January 19,
2021
*
through
May 31, 2021
40.00 (0.09) (0.73) (i) — (0.82) — — — — 39.18 (2.04) (0.95) 3.85 0.95 (3.47) (0.57) 1,959 6
Ultra Nasdaq Cybersecurity
Year ended
May 31, 2024
28.45 0.73 7.80 — 8.53 (0.35) — — (0.35) 36.63 29.95 30.02 3.97 0.95 (0.99) 2.03 3,297 —
Year ended
May 31, 2023
31.11 0.10 (2.76) — (2.66) — — — — 28.45 (8.54) (8.99) 4.05 0.95 (2.71) 0.39 1,992 —
Year ended
May 31, 2022
37.53 (0.41) (5.77) — (6.18) — (0.24) — (0.24) 31.11 (16.75) (16.09) 2.07 0.95 (2.01) (0.89) 2,333 —
January 19,
2021
*
through
May 31, 2021
40.00 (0.13) (2.34) — (2.47) — — — — 37.53 (6.15) (6.40) 3.52 0.95 (3.52) (0.95) 2,815 —
*
Commencement of investment operations.

285 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra QQQ
Year ended
May 31, 2024
$ 57.26 $ 0.20 $ 31.68 $ — $ 31.88 $ (0.13) $ — $ — $ (0.13) $ 89.01 55.71% 55.74% 0.97% 0.95% 0.25% 0.27% $ 6,315,591 24%
Year ended
May 31, 2023
50.68 0.45 6.24 — 6.69 (0.11) — — (0.11) 57.26 13.34 13.47 0.98 0.95 0.97 1.01 4,586,772 27
Year ended
May 31, 2022
63.62 (0.22) (12.72) — (12.94) — — — — 50.68 (20.35) (20.44) 0.98 0.95 (0.33) (0.30) 3,679,324 54
Year ended
May 31, 2021(m)
(w)
32.93 (0.17) 30.86 — 30.69 — — — — 63.62 93.20 93.78 0.97 0.95 (0.35) (0.33) 4,294,521 8
Year ended
May 31, 2020(m)
(w)
20.83 — 12.13 — 12.13 (0.03) — — (0.03) 32.93 58.25 58.04 0.99 0.95 (0.04) 0.01 2,371,112 33
Ultra Real Estate
Year ended
May 31, 2024
52.72 1.11 2.72 — 3.83 (0.88) — — (0.88) 55.67 7.23 7.06 1.10 0.95 1.86 2.01 57,552 25
Year ended
May 31, 2023
82.93 1.29 (30.77) — (29.48) (0.73) — — (0.73) 52.72 (35.66) (35.59) 1.09 0.95 1.86 2.00 59,771 29
Year ended
May 31, 2022
84.64 0.63 (1.66) — (1.03) (0.68) — — (0.68) 82.93 (1.39) (1.59) 1.04 0.95 0.56 0.65 102,313 10
Year ended
May 31, 2021
51.66 0.56 32.86 — 33.42 (0.44) — — (0.44) 84.64 65.16 65.51 1.07 0.95 0.77 0.89 117,124 6
Year ended
May 31, 2020
75.11 1.16 (23.52) — (22.36) (1.09) — — (1.09) 51.66 (30.18) (30.15) 1.06 0.95 1.40 1.51 76,646 41

286 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Russell2000
Year ended
May 31, 2024
$ 29.74 $ 0.37 $ 8.41 $ — $ 8.78 $ (0.19) $ — $ — $ (0.19) $ 38.33 29.56% 30.05% 1.09% 0.95% 0.91% 1.06% $ 205,065 40%
Year ended
May 31, 2023
37.10 0.42 (7.65) — (7.23) (0.13) — — (0.13) 29.74 (19.51) (19.57) 1.15 0.95 1.05 1.25 120,439 58
Year ended
May 31, 2022
57.80 (0.03) (20.67) — (20.70) — — — — 37.10 (35.82) (35.93) 1.31 0.95 (0.42) (0.06) 181,770 47
Year ended
May 31, 2021(w)
23.09 (0.11) 34.83 — 34.72 (0.01) — — (0.01) 57.80 150.40 151.15 1.15 0.95 (0.44) (0.24) 742,689 20
Year ended
May 31, 2020(w)
30.32 0.16 (7.18) — (7.02) (0.21) — — (0.21) 23.09 (23.32) (23.49) 1.24 0.95 0.21 0.51 124,664 73
Ultra S&P500
®
Year ended
May 31, 2024
51.58 0.66 25.64 — 26.30 (0.30) — — (0.30) 77.58 51.06 51.04 0.89 0.89 1.03 1.04 5,108,941 4
Year ended
May 31, 2023
53.88 0.80 (2.92) — (2.12) (0.18) — — (0.18) 51.58 (3.89) (3.83) 0.91 0.91 1.67 1.67 3,512,357 13
Year ended
May 31, 2022(cc)
57.13 0.20 (3.32) — (3.12) (0.13) — — (0.13) 53.88 (5.49) (5.53) 0.89 0.89 0.31 0.32 3,424,199 19
Year ended
May 31, 2021(m)
(cc)
30.42 0.16 26.63 — 26.79 (0.08) — — (0.08) 57.13 88.11 88.62 0.89 0.89 0.38 0.38 3,827,456 3
Year ended
May 31, 2020(m)
(cc)
27.69 0.28 2.63 — 2.91 (0.18) — — (0.18) 30.42 10.56 10.46 0.91 0.91 0.88 0.88 2,165,829 46

287 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Semiconductors
Year ended
May 31, 2024
$ 36.83 $ (0.05) $ 80.77 $ — $ 80.72 $ (0.03) $ — $ — $ (0.03) $ 117.52 219.24% 219.26% 0.95% 0.95% (0.09) % (0.09) % $ 1,002,455 104%
Year ended
May 31, 2023
28.29 0.20 8.39 — 8.59 (0.05) — — (0.05) 36.83 30.55 30.34 1.03 0.95 0.82 0.90 254,142 54
Year ended
May 31, 2022
31.37 (0.03) (3.05) — (3.08) — — — — 28.29 (9.81) (9.79) 0.97 0.95 (0.09) (0.07) 247,580 83
Year ended
May 31, 2021(v)
13.86 — (h) 17.53 — 17.53 (0.02) — — (0.02) 31.37 126.56 127.69 1.01 0.95 (0.07) (0.01) 253,317 11
Year ended
May 31, 2020(v)
8.19 0.10 5.68 — 5.78 (0.11) — — (0.11) 13.86 70.79 69.70 1.11 0.95 0.63 0.80 77,624 58
Ultra SmallCap600
Year ended
May 31, 2024
19.08 0.28 5.44 — 5.72 (0.26) — — (0.26) 24.54 30.10 29.80 1.41 0.95 0.81 1.27 32,758 38
Year ended
May 31, 2023
24.86 0.24 (5.92) — (5.68) (0.10) — — (0.10) 19.08 (22.87) (22.82) 1.39 0.95 0.67 1.11 26,429 29
Year ended
May 31, 2022
31.80 0.02 (6.96) — (6.94) — — — — 24.86 (21.84) (21.78) 1.29 0.95 (0.26) 0.08 32,935 27
Year ended
May 31, 2021(x)
11.58 (0.02) 20.25 — 20.23 (0.01) — — (0.01) 31.80 174.63 173.87 1.35 0.95 (0.51) (0.11) 46,109 17
Year ended
May 31, 2020(x)
16.91 0.10 (5.36) — (5.26) (0.07) — — (0.07) 11.58 (31.26) (30.98) 1.59 0.95 (0.08) 0.56 14,478 53

288 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Technology
Year ended
May 31, 2024
$ 40.36 $ — (h) $ 20.35 $ — $ 20.35 $ (0.01) $ — $ — $ (0.01) $ 60.70 50.42% 49.69% 0.95% 0.95% 0.01% 0.01% $ 662,541 17%
Year ended
May 31, 2023
34.97 0.11 5.28 — 5.39 — — — — 40.36 15.43 15.61 0.97 0.95 0.36 0.38 575,192 56
Year ended
May 31, 2022(cc)
41.71 (0.22) (6.52) — (6.74) — — — — 34.97 (16.16) (16.21) 0.95 0.95 (0.43) (0.43) 539,380 41
Year ended
May 31, 2021(n)
(cc)
20.68 (0.13) 21.16 — 21.03 — — — — 41.71 101.68 102.46 0.95 0.95 (0.40) (0.40) 763,229 7
Year ended
May 31, 2020(n)
(cc)
12.73 0.03 7.96 — 7.99 (0.04) — — (0.04) 20.68 62.84 62.48 0.99 0.95 0.13 0.16 417,738 31
Ultra Utilities
Year ended
May 31, 2024
57.55 1.23 10.10 — 11.33 (1.18) — — (1.18) 67.70 20.18 20.12 1.94 0.95 1.27 2.26 15,910 4
Year ended
May 31, 2023
79.60 1.27 (22.04) — (20.77) (1.28) — — (1.28) 57.55 (26.25) (26.13) 1.68 0.95 1.12 1.85 9,496 25
Year ended
May 31, 2022
61.06 1.16 18.30 — 19.46 (0.92) — — (0.92) 79.60 32.18 31.65 1.36 0.95 1.29 1.70 23,880 20
Year ended
May 31, 2021
51.05 0.72 9.69 — 10.41 (0.40) — — (0.40) 61.06 20.47 20.81 1.91 0.95 0.37 1.32 13,737 3
Year ended
May 31, 2020
56.78 1.06 (5.98) — (4.92) (0.81) — — (0.81) 51.05 (8.74) (8.51) 1.41 0.95 1.21 1.67 15,315 13

289 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Dow30
SM
Year ended
May 31, 2024
$ 53.05 $ 0.63 $ 23.78 $ — $ 24.41 $ (0.64) $ — $ — $ (0.64) $ 76.82 46.22% 46.34% 0.95% 0.95% 0.96% 0.96% $ 722,062 87%
Year ended
May 31, 2023
61.21 0.84 (8.37) — (7.53) (0.63) — — (0.63) 53.05 (12.26) (12.26) 0.95 0.95 1.52 1.52 607,448 42
Year ended
May 31, 2022
73.42 0.38 (12.38) — (12.00) (0.21) — — (0.21) 61.21 (16.40) (16.40) 0.95 0.95 0.51 0.51 691,723 36
Year ended
May 31, 2021(w)
30.92 0.23 42.39 — 42.62 (0.12) — — (0.12) 73.42 137.92 138.58 0.95 0.95 0.50 0.50 958,086 15
Year ended
May 31, 2020(w)
42.05 0.44 (11.26) (i) — (10.82) (0.31) — — (0.31) 30.92 (25.94) (25.95) 0.98 0.95 1.04 1.07 705,052 61
UltraPro MidCap400
Year ended
May 31, 2024
15.95 0.10 9.79 — 9.89 (0.05) — — (0.05) 25.79 62.01 62.40 1.50 0.95 (0.07) 0.48 33,007 48
Year ended
May 31, 2023
22.49 0.13 (6.59) — (6.46) (0.08) — — (0.08) 15.95 (28.73) (28.77) 1.52 0.95 0.15 0.72 23,527 78
Year ended
May 31, 2022
32.13 0.01 (9.62) — (9.61) (0.03) — — (0.03) 22.49 (29.95) (30.05) 1.32 0.95 (0.33) 0.03 29,799 96
Year ended
May 31, 2021(x)
9.86 (0.03) 22.30 — 22.27 — (h) — — — (h) 32.13 226.00 225.64 1.23 0.95 (0.42) (0.14) 61,859 19
Year ended
May 31, 2020(x)
17.42 0.10 (7.57) — (7.47) (0.09) — — (0.09) 9.86 (43.06) (43.03) 1.61 0.95 (0.08) 0.58 20,948 51

290 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro QQQ
Year ended
May 31, 2024
$ 34.69 $ 0.76 $ 27.73 $ — $ 28.49 $ (0.70) $ — $ — $ (0.70) $ 62.48 82.84% 82.67% 0.97% 0.84% 1.49% 1.63% $ 21,486,427 32%
Year ended
May 31, 2023
33.03 0.51 1.40 — 1.91 (0.25) — — (0.25) 34.69 6.27 6.38 0.98 0.88 1.96 2.06 15,391,729 168
Year ended
May 31, 2022(cc)
51.15 (0.14) (17.98) — (18.12) — (h) — — — (h) 33.03 (35.44) (35.57) 0.98 0.86 (0.35) (0.23) 13,697,179 127
Year ended
May 31, 2021(r)
(cc)
20.71 (0.15) 30.59 — 30.44 — — — — 51.15 147.00 147.89 1.01 0.95 (0.46) (0.39) 12,061,878 10
Year ended
May 31, 2020(r)
(cc)
12.55 — (h) 8.17 — 8.17 (0.01) — — (0.01) 20.71 65.11 64.87 0.98 0.95 (0.06) (0.03) 5,831,873 53
UltraPro Russell2000
Year ended
May 31, 2024
33.80 0.22 11.56 — 11.78 (0.21) — — (0.21) 45.37 34.95 35.25 1.12 0.95 0.36 0.54 489,975 526
Year ended
May 31, 2023
52.41 0.36 (18.82) — (18.46) (0.15) — — (0.15) 33.80 (35.25) (35.14) 1.11 0.95 0.69 0.85 204,461 85
Year ended
May 31, 2022
110.95 (0.07) (58.47) — (58.54) — — — — 52.41 (52.76) (52.92) 1.29 0.95 (0.42) (0.08) 259,439 60
Year ended
May 31, 2021
30.83 (0.18) 80.30 — 80.12 — (h) — — — (h) 110.95 259.95 261.40 1.26 0.95 (0.58) (0.27) 410,520 43
Year ended
May 31, 2020
60.84 0.21 (30.10) (i) — (29.89) (0.12) — — (0.12) 30.83 (49.27) (49.46) 1.99 0.95 (0.61) 0.43 184,956 68

291 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro S&P500
®
Year ended
May 31, 2024
$ 39.85 $ 0.45 $ 30.16 $ — $ 30.61 $ (0.44) $ — $ — $ (0.44) $ 70.02 77.20% 77.37% 0.91% 0.91% 0.86% 0.86% $ 3,441,239 18%
Year ended
May 31, 2023
46.40 0.66 (6.99) — (6.33) (0.22) — — (0.22) 39.85 (13.55) (13.53) 0.92 0.92 1.77 1.77 2,387,091 34
Year ended
May 31, 2022(cc)
53.12 0.11 (6.76) — (6.65) (0.07) — — (0.07) 46.40 (12.57) (12.58) 0.91 0.91 0.18 0.18 2,573,073 66
Year ended
May 31, 2021(cc)
21.53 0.04 31.58 — 31.62 (0.03) — — (0.03) 53.12 146.97 147.74 0.91 0.91 0.12 0.12 2,395,903 4
Year ended
May 31, 2020(cc)
22.37 0.20 (0.91) (i) — (0.71) (0.13) — — (0.13) 21.53 (3.23) (3.33) 0.93 0.93 0.76 0.76 1,373,394 69
UltraPro Short 20+ Year Treasury
Year ended
May 31, 2024
66.12 1.41 18.23 — 19.64 (5.19) (1.98) — (7.17) 78.59 33.10 33.65 0.98 0.95 1.85 1.87 38,793 —
Year ended
May 31, 2023
56.55 1.00 9.07 — 10.07 (0.50) — — (0.50) 66.12 17.83 17.61 0.95 0.95 1.51 1.51 257,438 —
Year ended
May 31, 2022
41.80 (0.30) 15.05 — 14.75 — — — — 56.55 35.27 34.06 0.95 0.95 (0.79) (0.79) 403,941 —
Year ended
May 31, 2021
29.62 (0.34) 12.52 — 12.18 — — — — 41.80 41.13 41.82 1.07 0.95 (1.06) (0.94) 89,601 —
Year ended
May 31, 2020(l)
78.88 0.71 (48.91) — (48.20) (0.97) — (0.09)# (1.06) 29.62 (61.79) (61.45) 1.15 0.95 1.11 1.31 23,505 —

292 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short Dow30
SM
Year ended
May 31, 2024
$ 27.35 $ 1.02 $ (10.05) $ — (h) $ (9.03) $ (1.02) $ — $ — $ (1.02) $ 17.30 (33.49) % (33.51) % 0.95% 0.95% 4.90% 4.90% $ 287,966 — %
Year ended
May 31, 2023
31.00 0.63 (3.96) — (3.33) (0.32) — — (0.32) 27.35 (10.80) (10.79) 0.95 0.95 2.23 2.23 705,315 —
Year ended
May 31, 2022
33.13 (0.26) (1.87) — (2.13) — — — — 31.00 (6.45) (6.47) 0.95 0.95 (0.87) (0.87) 351,588 —
Year ended
May 31, 2021(y)
107.42 (0.46) (73.83) — (74.29) — — — — 33.13 (69.16) (69.27) 0.96 0.95 (0.81) (0.79) 359,346 —
Year ended
May 31, 2020(y)
246.00 0.86 (136.56) — (135.70) (2.60) — (0.28)# (2.88) 107.42 (55.65) (55.55) 0.99 0.95 0.50 0.54 815,975 —
UltraPro Short MidCap400
Year ended
May 31, 2024
22.13 0.38 (11.23) — (10.85) (0.45) — — (0.45) 10.83 (49.63) (49.52) 2.51 0.95 0.90 2.46 3,667 —
Year ended
May 31, 2023
25.24 0.31 (3.29) — (2.98) (0.13) — — (0.13) 22.13 (11.83) (11.86) 1.67 0.95 0.61 1.32 8,821 —
Year ended
May 31, 2022
26.87 (0.22) (1.41) — (1.63) — — — — 25.24 (6.05) (6.07) 2.11 0.95 (2.04) (0.88) 7,539 —
Year ended
May 31, 2021(s)(y)
139.56 (0.63) (112.06) — (112.69) — — — — 26.87 (80.75) (80.78) 1.67 0.95 (1.66) (0.94) 4,002 —
Year ended
May 31, 2020(I)
(s)(y)
315.61 (0.56) (173.22) — (173.78) (2.19) — (0.08)# (2.27) 139.56 (55.37) (55.36) 2.31 0.95 (1.61) (0.24) 14,686 —

293 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short QQQ
Year ended
May 31, 2024
$ 23.10 $ 0.98 $ (13.00) $ — (h) $ (12.02) $ (1.04) $ — $ — $ (1.04) $ 10.04 (53.60) % (53.62) % 0.98% 0.95% 6.48% 6.51% $ 2,765,099 — %
Year ended
May 31, 2023
47.40 0.94 (24.88) — (23.94) (0.36) — — (0.36) 23.10 (50.83) (50.83) 0.99 0.95 2.31 2.35 4,718,175 —
Year ended
May 31, 2022(dd)
55.51 (0.34) (7.77) (i) — (8.11) — — — — 47.40 (14.62) (14.53) 0.98 0.95 (0.88) (0.84) 2,824,811 —
Year ended
May 31, 2021(o)
(dd)
235.47 (0.69) (179.27) — (179.96) — — — — 55.51 (76.43) (76.52) 1.00 0.95 (0.86) (0.81) 1,758,961 —
Year ended
May 31, 2020(o)
(dd)
1,111.93 6.91 (868.32) — (861.41) (13.45) — (1.60)# (15.05) 235.47 (78.39) (78.35) 1.02 0.95 1.19 1.26 1,113,509 —
UltraPro Short Russell2000
Year ended
May 31, 2024
51.98 1.67 (24.80) — (23.13) (1.59) — — (1.59) 27.26 (45.13) (45.24) 1.04 0.95 4.42 4.51 120,151 —
Year ended
May 31, 2023
58.81 0.86 (7.33) (i) — (6.47) (0.36) — — (0.36) 51.98 (11.02) (10.97) 1.03 0.95 1.55 1.64 234,317 —
Year ended
May 31, 2022(dd)
48.28 (0.42) 10.95 — 10.53 — — — — 58.81 21.80 21.89 1.04 0.95 (0.94) (0.85) 150,418 —
Year ended
May 31, 2021(t)
(dd)
324.70 (0.90) (275.52) — (276.42) — — — — 48.28 (85.13) (85.15) 1.08 0.95 (0.97) (0.84) 107,592 —
Year ended
May 31, 2020(t)
(dd)
723.77 2.60 (393.61) — (391.01) (7.21) — (0.85)# (8.06) 324.70 (54.50) (54.49) 1.11 0.95 0.33 0.49 170,315 —

294 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short S&P500
®
Year ended
May 31, 2024(gg)
$ 64.49 $ 3.03 $ (32.15) $ 0.01 $ (29.11) $ (3.10) $ — $ — $ (3.10) $ 32.28 (46.48) % (46.47) % 0.89% 0.89% 6.48% 6.48% $ 614,515 — %
Year ended
May 31, 2023(gg)
81.35 1.98 (17.93) — (15.95) (0.91) — — (0.91) 64.49 (19.82) (19.80) 0.90 0.90 2.52 2.52 1,345,949 —
Year ended
May 31, 2022(gg)
97.96 (0.62) (15.99) — (16.61) — — — — 81.35 (16.96) (17.15) 0.90 0.90 (0.80) (0.80) 720,715 —
Year ended
May 31, 2021(t)
(gg)
325.23 (1.28) (225.99) — (227.27) — — — — 97.96 (69.88) (69.98) 0.90 0.90 (0.73) (0.73) 476,012 —
Year ended
May 31, 2020(t)
(gg)
855.31 3.77 (524.20) — (520.43) (8.60) — (1.05)# (9.65) 325.23 (61.39) (61.26) 0.93 0.93 0.71 0.71 1,323,669 —
UltraShort 7-10 Year Treasury
Year ended
May 31, 2024
21.55 0.77 2.92 — 3.69 (0.86) — — (0.86) 24.38 17.44 17.56 1.18 0.95 3.03 3.27 17,063 —
Year ended
May 31, 2023
19.49 0.24 1.95 — 2.19 (0.13) — — (0.13) 21.55 11.28 11.30 1.01 0.95 1.09 1.15 32,327 —
Year ended
May 31, 2022
16.73 (0.13) 2.89 — 2.76 — — — — 19.49 16.48 16.50 0.99 0.95 (0.82) (0.78) 122,760 —
Year ended
May 31, 2021
15.32 (0.15) 1.56 — 1.41 — — — — 16.73 9.20 9.13 1.10 0.95 (1.08) (0.92) 43,490 —
Year ended
May 31, 2020
19.99 0.21 (4.57) — (4.36) (0.29) — (0.02)# (0.31) 15.32 (22.11) (21.90) 1.06 0.95 1.03 1.15 29,871 —

295 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort 20+ Year Treasury
Year ended
May 31, 2024
$ 29.69 $ 1.47 $ 6.43 $ — $ 7.90 $ (1.54) $ — $ — $ (1.54) $ 36.05 27.43% 27.67% 0.91% 0.91% 4.26% 4.26% $ 362,568 — %
Year ended
May 31, 2023
25.69 0.61 3.85 — 4.46 (0.46) — — (0.46) 29.69 17.45 17.56 0.90 0.90 2.10 2.10 531,733 —
Year ended
May 31, 2022
20.51 (0.15) 5.33 — 5.18 — — — — 25.69 25.29 24.21 0.89 0.89 (0.80) (0.80) 1,390,214 —
Year ended
May 31, 2021
16.07 (0.15) 4.59 — 4.44 — (h) — — (h) — (h) 20.51 27.64 27.87 0.90 0.90 (0.83) (0.83) 1,415,115 —
Year ended
May 31, 2020
29.69 0.37 (13.49) — (13.12) (0.45) — (0.05)# (0.50) 16.07 (44.80) (44.32) 0.92 0.92 1.58 1.58 434,698 —
UltraShort Consumer Discretionary
Year ended
May 31, 2024
22.17 0.66 (6.24) — (5.58) (0.72) — — (0.72) 15.87 (25.26) (25.12) 5.14 0.95 (0.33) 3.86 1,852 —
Year ended
May 31, 2023
26.58 0.29 (4.52) (i) — (4.23) (0.18) — — (0.18) 22.17 (16.03) (15.62) 2.45 0.95 (0.40) 1.10 2,698 —
Year ended
May 31, 2022(ff)
20.08 (0.17) 6.67 — 6.50 — — — — 26.58 32.36 31.85 5.83 0.95 (5.70) (0.81) 3,238 —
Year ended
May 31, 2021(p)(ff)
43.47 (0.25) (23.14) — (23.39) — — — — 20.08 (53.81) (53.74) 7.25 0.95 (7.24) (0.94) 940 —
Year ended
May 31, 2020(p)(ff)
66.77 0.28 (22.47) — (22.19) (1.09) — (0.02)# (1.11) 43.47 (33.62) (33.86) 6.72 0.95 (5.28) 0.49 1,764 —

296 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Consumer Staples
Year ended
May 31, 2024
$ 15.36 $ 0.70 $ (1.78) $ — $ (1.08) $ (0.76) $ — $ — $ (0.76) $ 13.52 (7.43) % (7.23) % 6.49% 0.95% (0.97) % 4.57% $ 819 — %
Year ended
May 31, 2023
13.97 0.23 1.28 (i) — 1.51 (0.12) — — (0.12) 15.36 10.79 10.11 3.61 0.95 (1.07) 1.60 1,776 —
Year ended
May 31, 2022
15.67 (0.12) (1.58) — (1.70) — — — — 13.97 (10.88) (10.29) 9.05 0.95 (8.96) (0.85) 2,312 —
Year ended
May 31, 2021(p)(z)
38.62 (0.21) (22.74) — (22.95) — — — — 15.67 (59.42) (59.33) 7.90 0.95 (7.89) (0.94) 1,028 —
Year ended
May 31, 2020(p)(z)
60.88 0.32 (21.98) — (21.66) (0.56) — (0.04)# (0.60) 38.62 (35.81) (36.03) 4.28 0.95 (2.68) 0.66 1,568 —
UltraShort Dow30
SM
Year ended
May 31, 2024
44.05 1.39 (11.20) — (h) (9.81) (1.32) — — (1.32) 32.92 (22.54) (22.57) 1.02 0.95 3.73 3.79 74,397 —
Year ended
May 31, 2023
46.19 0.72 (2.51) — (1.79) (0.35) — — (0.35) 44.05 (3.89) (3.85) 1.01 0.95 1.52 1.58 97,336 —
Year ended
May 31, 2022(dd)
47.13 (0.39) (0.55) — (0.94) — — — — 46.19 (2.01) (1.93) 1.00 0.95 (0.92) (0.86) 108,998 —
Year ended
May 31, 2021(dd)
100.13 (0.58) (52.42) — (53.00) — — — — 47.13 (52.93) (53.02) 1.00 0.95 (0.90) (0.84) 100,430 —
Year ended
May 31, 2020(dd)
153.73 1.02 (52.92) — (51.90) (1.50) — (0.20)# (1.70) 100.13 (33.99) (33.94) 1.01 0.95 0.75 0.81 210,350 —

297 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Energy
Year ended
May 31, 2024
$ 15.10 $ 0.47 $ (5.69) $ — $ (5.22) $ (0.43) $ — $ — $ (0.43) $ 9.45 (35.03) % (34.86) % 1.26% 0.95% 3.98% 4.29% $ 19,872 — %
Year ended
May 31, 2023
16.55 0.23 (1.52) (i) — (1.29) (0.16) — — (0.16) 15.10 (7.76) (7.84) 1.13 0.95 1.40 1.59 20,428 —
Year ended
May 31, 2022(dd)
65.50 (0.29) (48.66) — (48.95) — — — — 16.55 (74.73) (74.74) 1.31 0.95 (1.21) (0.85) 30,676 —
Year ended
May 31, 2021(dd)
223.38 (1.23) (156.65) — (157.88) — — — — 65.50 (70.68) (70.58) 1.32 0.95 (1.31) (0.94) 17,254 —
Year ended
May 31, 2020(dd)
230.37 0.36 (6.35) (i) — (5.99) (0.85) — (0.15)# (1.00) 223.38 (2.59) (3.03) 1.33 0.95 (0.23) 0.15 16,401 —
UltraShort Financials
Year ended
May 31, 2024
20.97 0.72 (8.74) — (8.02) (0.64) — — (0.64) 12.31 (38.87) (38.81) 1.30 0.95 4.25 4.60 14,743 —
Year ended
May 31, 2023
18.88 0.31 1.86 — 2.17 (0.08) — — (0.08) 20.97 11.48 11.44 1.32 0.95 1.18 1.56 27,736 —
Year ended
May 31, 2022 (aa)
19.91 (0.16) (0.87) — (1.03) — — — — 18.88 (5.18) (5.27) 1.50 0.95 (1.43) (0.89) 16,005 —
Year ended
May 31,
2021(s) (aa)
53.76 (0.35) (33.50) — (33.85) — — — — 19.91 (62.96) (62.84) 1.21 0.95 (1.20) (0.94) 12,909 —
Year ended
May 31,
2020(s) (aa)
75.89 0.23 (21.76) — (21.53) (0.56) — (0.04)# (0.60) 53.76 (28.50) (28.66) 1.20 0.95 0.11 0.36 42,263 —

298 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort FTSE China 50
Year ended
May 31, 2024
$ 38.87 $ 0.78 $ (8.99) $ — $ (8.21) $ (0.83) $ — $ — $ (0.83) $ 29.83 (21.55) % (21.87) % 1.44% 0.95% 1.69% 2.17% $ 14,973 — %
Year ended
May 31, 2023
37.47 0.45 1.13 — 1.58 (0.18) — — (0.18) 38.87 4.27 4.62 1.34 0.95 0.81 1.20 23,400 —
Year ended
May 31, 2022
30.07 (0.33) 7.73 — 7.40 — — — — 37.47 24.57 24.58 1.38 0.95 (1.31) (0.89) 24,429 —
Year ended
May 31, 2021
54.73 (0.34) (24.32) — (24.66) — — — — 30.07 (45.04) (45.15) 1.26 0.95 (1.24) (0.93) 16,599 —
Year ended
May 31, 2020
69.54 0.19 (14.48) — (14.29) (0.50) — (0.02)# (0.52) 54.73 (20.64) (20.38) 1.17 0.95 0.08 0.30 41,152 —
UltraShort FTSE Europe
Year ended
May 31, 2024
10.61 0.28 (3.27) — (2.99) (0.30) — — (0.30) 7.32 (28.71) (28.79) 1.10 0.95 2.81 2.96 21,306 —
Year ended
May 31, 2023
13.11 0.15 (2.57) — (2.42) (0.08) — — (0.08) 10.61 (18.53) (18.38) 1.02 0.95 1.07 1.14 74,111 —
Year ended
May 31, 2022
11.93 (0.10) 1.28 (i) — 1.18 — (h) — — (h) ## — (h) 13.11 9.93 9.91 1.50 0.95 (1.34) (0.79) 55,881 —
Year ended
May 31, 2021
28.23 (0.18) (16.12) — (16.30) — — — — 11.93 (57.75) (57.48) 1.48 0.95 (1.46) (0.93) 7,300 —
Year ended
May 31, 2020
34.43 0.06 (6.03) — (5.97) (0.22) — (0.01)# (0.23) 28.23 (17.37) (17.90) 1.37 0.95 (0.24) 0.17 22,924 —

299 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Health Care
Year ended
May 31, 2024
$ 13.54 $ 0.50 $ (2.59) $ — $ (2.09) $ (0.45) $ — $ — $ (0.45) $ 11.00 (15.68) % (16.56) % 5.99% 0.95% (0.94) % 4.10% $ 774 — %
Year ended
May 31, 2023
13.29 0.25 0.13 (i) — 0.38 (0.13) — — (0.13) 13.54 2.97 3.03 3.19 0.95 (0.38) 1.86 2,105 —
Year ended
May 31, 2022
15.75 (0.12) (2.34) — (2.46) — — — — 13.29 (15.65) (15.79) 5.11 0.95 (5.01) (0.85) 3,394 —
Year ended
May 31, 2021(z)
25.83 (0.20) (9.88) — (10.08) — — — — 15.75 (39.01) (38.97) 4.61 0.95 (4.60) (0.94) 1,267 —
Year ended
May 31, 2020(z)
49.12 0.27 (23.06) — (22.79) (0.46) — (0.04)# (0.50) 25.83 (46.77) (46.67) 4.01 0.95 (2.36) 0.70 2,078 —
UltraShort Industrials
Year ended
May 31, 2024
16.01 0.54 (6.13) — (5.59) (0.59) — — (0.59) 9.83 (35.53) (35.47) 3.78 0.95 1.52 4.35 1,230 —
Year ended
May 31, 2023
17.10 0.25 (1.27) — (1.02) (0.07) — — (0.07) 16.01 (5.97) (5.96) 3.32 0.95 (0.81) 1.57 3,844 —
Year ended
May 31, 2022
14.47 (0.13) 2.76 — 2.63 — — — — 17.10 18.18 18.34 4.39 0.95 (4.29) (0.85) 2,824 —
Year ended
May 31, 2021(s)(z)
38.93 (0.23) (24.23) — (24.46) — — — — 14.47 (62.83) (62.72) 5.16 0.95 (5.15) (0.94) 943 —
Year ended
May 31, 2020(s)(z)
59.34 0.09 (19.98) — (19.89) (0.52) — — (0.52) 38.93 (33.71) (34.02) 3.89 0.95 (2.76) 0.18 3,268 —

300 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Materials
Year ended
May 31, 2024
$ 11.02 $ 0.36 $ (3.74) $ — $ (3.38) $ (0.39) $ — $ — $ (0.39) $ 7.25 (31.13) % (32.37) % 5.14% 0.95% (0.12) % 4.07% $ 1,161 — %
Year ended
May 31, 2023
10.35 0.16 0.62 (i) — 0.78 (0.11) — — (0.11) 11.02 7.49 8.23 2.59 0.95 (0.25) 1.39 2,590 —
Year ended
May 31, 2022
12.71 (0.11) (2.25) — (2.36) — — — — 10.35 (18.55) (18.45) 4.04 0.95 (3.97) (0.88) 2,434 —
Year ended
May 31, 2021(z)
40.12 (0.22) (27.19) — (27.41) — — — — 12.71 (68.32) (68.30) 3.84 0.95 (3.84) (0.94) 1,718 —
Year ended
May 31, 2020(z)
65.72 0.08 (25.42) — (25.34) (0.26) — — (0.26) 40.12 (38.64) (38.75) 2.12 0.95 (1.03) 0.14 4,420 —
UltraShort MidCap400
Year ended
May 31, 2024
17.17 0.60 (6.12) — (5.52) (0.57) — — (0.57) 11.08 (32.68) (32.66) 4.42 0.95 0.89 4.36 1,534 —
Year ended
May 31, 2023
17.73 0.35 (0.74) — (0.39) (0.17) — — (0.17) 17.17 (2.20) (2.28) 3.47 0.95 (0.49) 2.02 2,807 —
Year ended
May 31, 2022
17.67 (0.15) 0.21 (i) — 0.06 — — — — 17.73 0.30 0.45 4.53 0.95 (4.44) (0.86) 2,898 —
Year ended
May 31, 2021(s)(z)
50.69 (0.30) (32.72) — (33.02) — — — — 17.67 (65.14) (65.04) 2.78 0.95 (2.77) (0.94) 2,007 —
Year ended
May 31, 2020(s)(z)
75.68 0.17 (24.45) — (24.28) (0.65) — (0.06)# (0.71) 50.69 (32.29) (32.63) 2.95 0.95 (1.74) 0.26 6,393 —

301 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI Brazil Capped
Year ended
May 31, 2024
$ 17.80 $ 0.41 $ (4.04) $ — $ (3.63) $ (0.43) $ — $ — $ (0.43) $ 13.74 (19.95) % (19.94) % 1.95% 0.95% 2.25% 3.25% $ 9,049 — %
Year ended
May 31, 2023
20.49 0.30 (2.85) — (2.55) (0.14) — — (0.14) 17.80 (12.55) (12.58) 1.43 0.95 0.93 1.41 12,611 —
Year ended
May 31, 2022(ff)
27.11 (0.26) (6.36) — (6.62) — — — — 20.49 (24.45) (24.28) 1.60 0.95 (1.54) (0.89) 13,495 —
Year ended
May 31, 2021(z)(ff)
86.92 (0.44) (59.37) — (59.81) — — — — 27.11 (68.80) (68.92) 1.27 0.95 (1.26) (0.93) 12,435 —
Year ended
May 31, 2020(z)(ff)
109.20 0.72 (21.80) (i) — (21.08) (1.12) — (0.08)# (1.20) 86.92 (19.34) (19.03) 1.16 0.95 0.52 0.72 37,698 —
UltraShort MSCI EAFE
Year ended
May 31, 2024
10.33 0.31 (2.83) — (2.52) (0.44) — — (0.44) 7.37 (25.19) (24.98) 6.18 0.95 (1.94) 3.30 828 —
Year ended
May 31, 2023
11.82 0.25 (1.56) — (1.31) (0.18) — — (0.18) 10.33 (11.17) (11.34) 2.53 0.95 0.45 2.03 2,969 —
Year ended
May 31, 2022
10.26 (0.09) 1.65 — 1.56 — — — — 11.82 15.16 15.41 7.40 0.95 (7.31) (0.86) 1,624 —
Year ended
May 31, 2021
21.84 (0.14) (11.44) — (11.58) — — — — 10.26 (53.01) (52.98) 4.29 0.95 (4.28) (0.94) 1,410 —
Year ended
May 31, 2020
25.89 0.03 (3.92) — (3.89) (0.15) — (0.01)# (0.16) 21.84 (15.05) (15.10) 3.83 0.95 (2.76) 0.12 3,001 —

302 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI Emerging Markets
Year ended
May 31, 2024
$ 23.17 $ 0.69 $ (4.49) $ — $ (3.80) $ (0.73) $ — $ — $ (0.73) $ 18.64 (16.71) % (16.51) % 2.19% 0.95% 2.08% 3.32% $ 5,383 — %
Year ended
May 31, 2023
20.65 0.31 2.36 — 2.67 (0.15) — — (0.15) 23.17 12.93 12.86 1.55 0.95 0.71 1.32 9,009 —
Year ended
May 31, 2022
15.03 (0.15) 5.77 — 5.62 — — — — 20.65 37.43 37.63 2.13 0.95 (2.04) (0.87) 11,128 —
Year ended
May 31, 2021
37.97 (0.20) (22.74) — (22.94) — — — — 15.03 (60.42) (60.55) 1.71 0.95 (1.69) (0.93) 5,467 —
Year ended
May 31, 2020
46.57 0.15 (8.37) — (8.22) (0.36) — (0.02)# (0.38) 37.97 (17.70) (17.50) 1.31 0.95 (0.01) 0.35 16,662 —
UltraShort MSCI Japan
Year ended
May 31, 2024
14.94 0.40 (4.27) — (3.87) (0.41) — — (0.41) 10.66 (26.18) (26.05) 2.62 0.95 1.55 3.22 5,118 —
Year ended
May 31, 2023
16.83 0.26 (2.04) — (1.78) (0.11) — — (0.11) 14.94 (10.64) (10.39) 2.17 0.95 0.25 1.47 5,973 —
Year ended
May 31, 2022
13.72 (0.12) 3.23 — 3.11 — — — — 16.83 22.67 22.79 2.93 0.95 (2.86) (0.88) 6,309 —
Year ended
May 31, 2021
23.61 (0.17) (9.72) — (9.89) — — — — 13.72 (41.91) (41.84) 1.98 0.95 (1.97) (0.94) 4,800 —
Year ended
May 31, 2020
31.53 (0.06) (7.79) — (7.85) (0.07) — — (0.07) 23.61 (24.89) (24.92) 1.78 0.95 (1.03) (0.21) 11,215 —

303 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Nasdaq Biotechnology
Year ended
May 31, 2024
$ 20.82 $ 0.56 $ (3.06) $ — $ (2.50) $ (0.47) $ — $ — $ (0.47) $ 17.85 (12.17) % (11.87) % 2.42% 0.95% 1.30% 2.77% $ 3,500 — %
Year ended
May 31, 2023
28.45 0.11 (7.74) — (7.63) — — — — 20.82 (26.82) (26.82) 1.97 0.95 (0.51) 0.51 5,123 —
Year ended
May 31, 2022
21.67 (0.20) 6.98 — 6.78 — — — — 28.45 31.29 31.59 1.83 0.95 (1.79) (0.91) 8,424 —
Year ended
May 31, 2021(q)
33.82 (0.24) (11.91) — (12.15) — — — — 21.67 (35.93) (36.17) 1.55 0.95 (1.53) (0.93) 9,666 —
Year ended
May 31, 2020(q)
82.20 0.58 (47.98) — (47.40) (0.88) — (0.10)# (0.98) 33.82 (58.25) (58.11) 1.31 0.95 0.59 0.94 12,556 —
UltraShort QQQ
Year ended
May 31, 2024(gg)
75.32 3.42 (31.57) 0.03 (28.12) (3.36) — — (3.36) 43.84 (38.27) (38.25) 1.01 0.95 5.79 5.85 269,597 —
Year ended
May 31, 2023(gg)
112.09 1.84 (38.01) — (36.17) (0.60) — — (0.60) 75.32 (32.42) (32.46) 1.01 0.95 1.64 1.71 533,947 —
Year ended
May 31, 2022(gg)
117.36 (0.83) (4.44) (i) — (5.27) — — — — 112.09 (4.49) (4.48) 1.02 0.95 (0.93) (0.86) 365,330 —
Year ended
May 31, 2021(u)
(gg)
291.60 (1.32) (172.92) — (174.24) — — — — 117.36 (59.75) (59.83) 1.03 0.95 (0.90) (0.82) 221,703 —
Year ended
May 31, 2020(u)
(gg)
733.69 6.31 (437.55) — (431.24) (9.55) — (1.30)# (10.85) 291.60 (59.49) (59.44) 1.04 0.95 1.18 1.27 248,507 —

304 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Real Estate
Year ended
May 31, 2024
$ 18.90 $ 0.70 $ (3.07) $ — $ (2.37) $ (0.66) $ — $ — $ (0.66) $ 15.87 (12.56) % (12.92) % 1.07% 0.95% 3.95% 4.07% $ 41,211 — %
Year ended
May 31, 2023
15.12 0.34 3.60 — 3.94 (0.16) — — (0.16) 18.90 26.06 26.40 1.07 0.95 1.80 1.92 66,099 —
Year ended
May 31, 2022
17.33 (0.12) (2.09) (i) — (2.21) — — — — 15.12 (12.78) (12.77) 1.41 0.95 (1.31) (0.86) 27,920 —
Year ended
May 31, 2021(z)
34.76 (0.24) (17.19) — (17.43) — — — — 17.33 (50.14) (50.29) 1.20 0.95 (1.19) (0.94) 16,427 —
Year ended
May 31, 2020(z)
45.29 0.17 (10.12) — (9.95) (0.54) — (0.04)# (0.58) 34.76 (22.18) (22.10) 1.31 0.95 0.06 0.42 54,669 —
UltraShort Russell2000
Year ended
May 31, 2024
16.44 0.55 (5.36) — (4.81) (0.56) — — (0.56) 11.07 (29.68) (29.85) 1.08 0.95 3.98 4.11 71,565 —
Year ended
May 31, 2023
16.73 0.25 (0.44) (i) — (0.19) (0.10) — — (0.10) 16.44 (1.16) (1.15) 1.06 0.95 1.44 1.55 123,546 —
Year ended
May 31, 2022
13.88 (0.12) 2.97 — 2.85 — — — — 16.73 20.54 20.61 1.07 0.95 (0.98) (0.86) 115,702 —
Year ended
May 31, 2021(u)
46.41 (0.20) (32.33) — (32.53) — — — — 13.88 (70.09) (70.11) 1.09 0.95 (0.98) (0.85) 73,770 —
Year ended
May 31, 2020(u)
67.88 0.31 (21.10) — (20.79) (0.60) — (0.08)# (0.68) 46.41 (30.85) (30.72) 1.09 0.95 0.38 0.52 132,947 —

305 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort S&P500
®
Year ended
May 31, 2024
$ 38.95 $ 1.81 $ (14.01) $ 0.01 $ (12.19) $ (1.80) $ — $ — $ (1.80) $ 24.96 (32.17) % (32.20) % 0.89% 0.89% 5.72% 5.72% $ 564,180 — %
Year ended
May 31, 2023
43.25 0.91 (4.78) — (3.87) (0.43) — — (0.43) 38.95 (9.07) (9.08) 0.90 0.90 2.07 2.07 1,114,138 —
Year ended
May 31, 2022(dd)
47.49 (0.33) (3.91) — (4.24) — — — — 43.25 (8.93) (9.07) 0.90 0.90 (0.80) (0.80) 899,859 —
Year ended
May 31, 2021(dd)
102.86 (0.53) (54.84) — (55.37) — — — — 47.49 (53.83) (53.86) 0.90 0.90 (0.75) (0.75) 582,648 —
Year ended
May 31, 2020(dd)
176.27 1.13 (72.44) — (71.31) (1.80) — (0.30)# (2.10) 102.86 (40.80) (40.72) 0.91 0.91 0.83 0.83 1,480,039 —
UltraShort Semiconductors
Year ended
May 31, 2024(gg)
45.04 1.00 (35.36) — (34.36) (1.33) — — (1.33) 9.35 (78.30) (78.27) 1.96 0.95 3.36 4.37 5,990 —
Year ended
May 31, 2023(gg)
112.31 2.32 (68.66) — (66.34) (0.93) — — (0.93) 45.04 (59.46) (59.34) 1.74 0.95 1.52 2.31 7,201 —
Year ended
May 31, 2022(gg)
183.27 (1.02) (69.94) — (70.96) — — — — 112.31 (38.73) (38.85) 2.95 0.95 (2.84) (0.84) 6,726 —
Year ended
May 31, 2021(q)
(y)(gg)
640.16 (3.10) (453.79) — (456.89) — — — — 183.27 (71.37) (71.48) 2.52 0.95 (2.51) (0.94) 2,734 —
Year ended
May 31, 2020(q)
(y)(gg)
2,601.02 5.87 (1,950.68) — (1,944.81) (15.05) — (1.00)# (16.05) 640.16 (75.16) (75.02) 1.85 0.95 (0.45) 0.45 7,554 —

306 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort SmallCap600
Year ended
May 31, 2024
$ 26.61 $ 0.68 $ (8.45) $ — $ (7.77) $ (0.69) $ — $ — $ (0.69) $ 18.15 (29.55) % (29.55) % 3.41% 0.95% 0.69% 3.15% $ 2,249 — %
Year ended
May 31, 2023
25.22 0.43 1.18 — 1.61 (0.22) — — (0.22) 26.61 6.40 5.96 2.53 0.95 0.09 1.67 3,831 —
Year ended
May 31, 2022
24.53 (0.21) 0.90 — 0.69 — — — — 25.22 2.81 2.77 3.20 0.95 (3.10) (0.86) 4,640 —
Year ended
May 31, 2021(s)(y)
92.30 (0.49) (67.28) — (67.77) — — — — 24.53 (73.42) (73.28) 2.41 0.95 (2.40) (0.94) 2,064 —
Year ended
May 31, 2020(s)(y)
123.90 (0.13) (30.72) — (30.85) (0.75) — — (0.75) 92.30 (24.97) (25.26) 2.65 0.95 (1.82) (0.11) 9,499 —
UltraShort Technology
Year ended
May 31, 2024(hh)
23.00 0.74 (9.39) — (8.65) (0.87) — — (0.87) 13.48 (38.61) (38.27) 2.62 0.95 2.54 4.21 3,950 —
Year ended
May 31, 2023(hh)
38.23 0.54 (15.49) — (14.95) (0.28) — — (0.28) 23.00 (39.35) (39.31) 1.62 0.95 0.76 1.43 5,244 —
Year ended
May 31,
2022 (aa) (hh)
44.46 (0. 3 0) (5.93) (i) — (6.23) — — — — 38.23 (14.02) (14.14) 2.26 0.95 (2.17) (0.86) 7,763 —
Year ended
May 31, 2021(q)
(aa) (hh)
119.25 (0.58) (74.21) — (74.79) — — — — 44.46 (62.71) (62.60) 2.18 0.95 (2.17) (0.94) 4,866 —
Year ended
May 31, 2020(q)
(aa) (hh)
340.55 1.06 (219.70) — (218.64) (2.50) — (0.16)# (2.66) 119.25 (64.62) (64.72) 2.40 0.95 (0.95) 0.50 4,856 —

307 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Utilities
Year ended
May 31, 2024
$ 12.58 $ 0.33 $ (3.04) (i) $ — $ (2.71) $ (0.39) $ — $ — $ (0.39) $ 9.48 (22.27) % (22.29) % 5.61% 0.95% (2.05) % 2.60% $ 1,552 — %
Year ended
May 31, 2023
10.98 0.20 1.52 — 1.72 (0.12) — — (0.12) 12.58 15.73 15.68 3.37 0.95 (0.69) 1.72 1,179 —
Year ended
May 31, 2022
16.33 (0.12) (5.23) — (5.35) — — — — 10.98 (32.77) (32.52) 4.68 0.95 (4.60) (0.87) 2,402 —
Year ended
May 31, 2021(s)
23.04 (0.18) (6.53) — (6.71) — — — — 16.33 (29.11) (29.19) 4.17 0.95 (4.16) (0.95) 2,347 —
Year ended
May 31, 2020(s)
37.28 0.10 (14.11) — (14.01) (0.21) — (0.02)# (0.23) 23.04 (37.75) (37.77) 2.66 0.95 (1.39) 0.33 1,872 —

308 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
FINANCIAL HIGHLIGHTS
See accompanying notes to the financial statements.
ProShares Trust Notes to Financial Highlights:
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(j) Less than 0.005%.
(k) Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 21, 2020.
(l) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective April 21, 2020.
(m) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective August 18, 2020.
(n) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective August 18, 2020.
(o) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective August 18, 2020.
(p) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective August 18, 2020.
(q) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective August 18, 2020.
(r) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 21, 2021.
(s) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.
(t) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 21, 2021.
(u) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 21, 2021.
(v) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective May 25, 2021.
(w) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 25, 2021.
(x) Per share amounts have been restated on a retroactive basis to reflect a 5:1 stock split effective May 25, 2021.
(y) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 25, 2021.
(z) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 25, 2021.
(aa) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 13, 2022.
(bb) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective January 13, 2022.
(cc) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.
(dd) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 13, 2022.
( ee ) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective May 27, 2022.
(ff) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 27, 2022.
(gg) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.
( hh ) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective April 10, 2024.
# Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.
## Amount has been reclassified based on the tax character of distributions for the tax year ended October 31, 2022.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 309
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

310 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end man-
agement investment company under the Investment Company
Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of
128 operational funds. These accompanying Notes to Financial
Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”).
Each Fund qualifies as an investment company as defined in
the Financial Accounting Standards Codification Topic 946
– Financial Services – Investment Companies. Each Fund is a
“non-diversified” series of the Trust pursuant to the 1940 Act.
Each Fund seeks daily investment results, before fees and ex-
penses, that correspond to a multiple or inverse multiple of the daily results of its underlying index.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00
p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial state-
ments. These policies are in conformity with U.S. generally
accepted accounting principles (“GAAP”). The preparation of
financial statements in accordance with GAAP requires man-
agement to make estimates and assumptions that affect the
reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trust-
ees (the “Board”) designated ProShare Advisors LLC (the “Ad-
visor”) the “Valuation Designee” as contemplated by the Rule.
The Valuation Designee is responsible for assessing and man-
aging valuation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing ser-
vices utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain pric-
es become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation
guidelines. Fair value pricing may require subjective determi-
nations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust can-
not ensure that fair values determined by the Advisor or per-
sons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level
3 in the fair value hierarchy.
The securities in the portfolio of a Fund that are listed or trad-
ed on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations.
These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is princi-
pally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the securi-
ty will be valued in accordance with the pricing and valuation guidelines.
Exchange traded funds are generally valued at the closing
price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hier-
archy.
Securities regularly traded in the over-the-counter (“OTC”) mar-
kets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the Nasdaq
Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for
those instruments. Fixed-income securities are valued accord-
ing to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S Trea-
sury securities and at the bid or evaluated bid price for corpo-
rate bonds. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Exchange traded equity and bond futures contracts are gener-
ally valued at the official futures settlement price. These val-
uations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation pro-
cedures as previously described may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements)
are generally valued using independent sources and/or agree-
ment with counterparties or other procedures approved by the
Board and are typically categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hi-
erarchy that distinguishes between: (1) market participant as-
sumptions which are developed based on market data obtained
from sources independent of the Funds (observable inputs) and
(2) the Funds’ own assumptions about market participant as-
sumptions which are developed based on the best information

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 311
PROSHARES TRUST
available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indi-
cate that a transaction is not orderly.
The following is a summary of the valuations as of May 31, 2024, for each Fund based upon the three levels defined above:
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Rights/
Warrants
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Short 7-10 Year
Treasury
.....
$ — $ — $ (1,962) $ — $ — $ 1,980,786 $ 15,508,248 $ 577,289 $ 17,489,034 $ 575,327
Short 20+ Year
Treasury
.....
— — (11,317) — — 39,900,644 57,019,364 3,241,163 96,920,008 3,229,846
Short Dow30
SM
...
— — 122,330 — — 129,225,313 74,759,962 (22,718,926) 203,985,275 (22,596,596)
Short Financials
..
— — — — — 6,932,753 8,196,143 (3,343,580) 15,128,896 (3,343,580)
Short FTSE China 50 — — — — — — 4,435,822 253,552 4,435,822 253,552
Short High Yield
..
— — — — — 87,469,297 19,269,531 (12,011,026) 106,738,828 (12,011,026)
Short MidCap400
.
— — 2,316 — — — 5,110,675 (1,438,504) 5,110,675 (1,436,188)
Short MSCI EAFE
.
— — — — — 19,929,940 7,496,233 (7,241,563) 27,426,173 (7,241,563)
Short MSCI Emerging
Markets
.....
— — — — — 4,951,966 8,372,958 (1,034,756) 13,324,924 (1,034,756)
Short QQQ
.....
— — (13,719) — — 728,182,663 65,950,811 (235,696,343) 794,133,474 (235,710,062)
Short Real Estate
..
— — — — — 6,932,753 15,252,718 (4,183,870) 22,185,471 (4,183,870)
Short Russell2000
.
— — 146,026 — — 118,560,203 77,983,106 (31,329,359) 196,543,309 (31,183,333)
Short S&P500
®
...
— — (1,212,699) — — 1,161,490,727 90,209,647 (269,449,222) 1,251,700,374 (270,661,921)
Short SmallCap600 — — — — — — 5,630,009 (1,710,321) 5,630,009 (1,710,321)
Ultra 7-10 Year
Treasury
.....
— — 1,866 — — 2,971,180 15,406,949 (355,877) 18,378,129 (354,011)
Ultra 20+ Year
Treasury
.....
— — 10,652 — — 24,835,848 76,271,346 (9,405,995) 101,107,194 (9,395,343)
Ultra Communication
Services
.....
2,153,244 — — — — — 359,641 414,229 2,512,885 414,229
Ultra Consumer
Discretionary
...
10,011,193 — — — — — 1,472,231 438,595 11,483,424 438,595
Ultra Consumer
Staples
......
5,972,432 — — — — — 877,445 553 6,849,877 553
Ultra Dow30
SM
...
271,769,707 — (230,929) — — 39,798,620 30,088,963 34,366,854 341,657,290 34,135,925
Ultra Energy
.....
85,376,333 — — — — 14,855,900 12,236,099 5,831,743 112,468,332 5,831,743
Ultra Financials
...
413,252,863 — — — — 64,375,566 577,001 185,554,424 478,205,430 185,554,424
Ultra FTSE China 50 — — — — — — 7,827,368 (3,063,093) 7,827,368 (3,063,093)
Ultra FTSE Europe
.
— — — — — — 2,522,418 1,082,103 2,522,418 1,082,103
Ultra Health Care
..
65,393,408 — — — — 10,897,368 2,814,424 7,854,413 79,105,200 7,854,413
Ultra High Yield
...
— — — — — 1,980,786 — 1,703,183 1,980,786 1,703,183
Ultra Industrials
...
15,727,239 30,076 — — — — 500,278 4,210,989 16,257,593 4,210,989
Ultra Materials
...
33,210,679 — — — — — 1,300,404 6,453,130 34,511,083 6,453,130
Ultra MidCap400
..
106,247,072 324,152 88,780 492,450 — — 2,636,549 15,072,580 109,700,223 15,161,360
Ultra MSCI Brazil
Capped
.....
— — — — — — 2,559,546 (1,088,182) 2,559,546 (1,088,182)
Ultra MSCI EAFE
..
— — — — — — 5,304,301 2,689,084 5,304,301 2,689,084
Ultra MSCI Emerging
Markets
.....
— — — — — 6,932,754 5,142,424 (365,785) 12,075,178 (365,785)
Ultra MSCI Japan
.
3,189,862 — — — — — 2,595,477 677,629 5,785,339 677,629
Ultra Nasdaq
Biotechnology
..
60,518,644 511,189 — 388,940 1,761 14,855,900 12,087,346 (311,391) 88,363,780 (311,391)

312 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Rights/
Warrants
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Ultra Nasdaq Cloud
Computing
....
$ 2,268,055 $ 11,811 $ — $ — $ — $ — $ 497,642 $ (290,830) $ 2,777,508 $ (290,830)
Ultra Nasdaq
Cybersecurity
..
— — — — — — 2,390,483 (56,478) 2,390,483 (56,478)
Ultra QQQ
......
4,741,955,600 8,300,240 5,694,404 — — 694,639,187 120,350,971 771,094,781 5,565,245,998 776,789,185
Ultra Real Estate
..
43,129,282 — — — — 9,903,933 3,245,778 (388,377) 56,278,993 (388,377)
Ultra Russell2000
..
155,130,818 2,407,833 (91,987) 60,448 2,356 19,929,940 9,241,606 14,197,081 186,773,001 14,105,094
Ultra S&P500
®
...
3,700,187,458 20,806 6,462,303 — — 621,626,616 85,903,799 617,414,275 4,407,738,679 623,876,578
Ultra Semiconductors 641,849,674 466,672 — — — 31,692,586 6,628,033 312,460,557 680,636,965 312,460,557
Ultra SmallCap600
.
24,876,874 238,128 — — — — 6,698,222 490,492 31,813,224 490,492
Ultra Technology
..
465,960,485 — — — — 74,279,500 1,280,223 117,450,328 541,520,208 117,450,328
Ultra Utilities
....
13,076,620 — — — — — 1,810 517,678 13,078,430 517,678
UltraPro Dow30
SM
.
447,406,822 — 394,402 — — 108,943,266 50,432,058 86,638,059 606,782,146 87,032,461
UltraPro MidCap400 22,298,247 45,225 23,710 103,515 — — 2,082,555 1,373,946 24,529,542 1,397,656
UltraPro QQQ
....
8,702,896,341 14,854,252 52,785,384 — — 7,513,519,336 605,851,989 4,530,310,496 16,837,121,918 4,583,095,880
UltraPro Russell2000 262,006,380 2,715,015 675,567 102,136 2,500 74,492,792 60,323,057 61,373,994 399,641,880 62,049,561
UltraPro S&P500
®
.
2,096,901,898 — 7,796,992 — — 675,489,057 86,989,726 533,391,735 2,859,380,681 541,188,727
UltraPro Short 20+
Year Treasury
..
— — (4,169) — — 13,950,958 2,411,982 22,159,143 16,362,940 22,154,974
UltraPro Short
Dow30
SM
.....
— — 473,747 — — 420,106,529 22,135,841 (128,918,527) 442,242,370 (128,444,780)
UltraPro Short
MidCap400
...
— — 1,158 — — — 2,739,580 (884,457) 2,739,580 (883,299)
UltraPro Short QQQ — — 7,643 — — 4,204,144,252 102,362,928 (1,293,135,201) 4,306,507,180 (1,293,127,558)
UltraPro Short
Russell2000
...
— — 94,173 — — 127,317,297 8,050,511 (46,843,508) 135,367,808 (46,749,335)
UltraPro Short
S&P500
®
.....
— — (2,374) — — 779,269,433 57,472,152 (217,071,739) 836,741,585 (217,074,113)
UltraShort 7-10 Year
Treasury
.....
— — (1,962) — — — 12,860,319 2,699,557 12,860,319 2,697,595
UltraShort 20+ Year
Treasury
.....
— — (49,438) — — 291,516,848 78,993,278 (16,653,716) 370,510,126 (16,703,154)
UltraShort Consumer
Discretionary
...
— — — — — 1,170,642 261,437 (683,786) 1,432,079 (683,786)
UltraShort Consumer
Staples
......
— — — — — 496,717 637,788 (390,232) 1,134,505 (390,232)
UltraShort Dow30
SM
— — 89,072 — — 49,704,255 44,063,404 (19,426,921) 93,767,659 (19,337,849)
UltraShort Energy
.
— — — — — 13,865,506 10,442,495 (8,972,529) 24,308,001 (8,972,529)
UltraShort Financials — — — — — 11,884,720 11,878,069 (8,985,824) 23,762,789 (8,985,824)
UltraShort FTSE China
50
.........
— — — — — 6,340,978 694,736 (4,334,012) 7,035,714 (4,334,012)
UltraShort FTSE
Europe
......
— — — — — 21,870,863 18,081,173 (19,377,928) 39,952,036 (19,377,928)
UltraShort Health Care — — — — — 794,748 229,524 (434,921) 1,024,272 (434,921)
UltraShort Industrials — — — — — — 1,359,255 (525,413) 1,359,255 (525,413)
UltraShort Materials — — — — — 993,434 310,339 (478,367) 1,303,773 (478,367)
UltraShort MidCap400 — — 1,158 — — 993,434 925,175 (525,049) 1,918,609 (523,891)
UltraShort MSCI Brazil
Capped
.....
— — — — — 5,853,211 533,770 (3,958,976) 6,386,981 (3,958,976)
UltraShort MSCI EAFE — — — — — 634,099 50,556 (332,639) 684,655 (332,639)
UltraShort MSCI
Emerging Markets — — — — — — 4,429,785 (1,118,090) 4,429,785 (1,118,090)
UltraShort MSCI
Japan
......
— — — — — — 4,343,992 (999,065) 4,343,992 (999,065)
UltraShort Nasdaq
Biotechnology
..
— — — — — — 2,911,860 (170,332) 2,911,860 (170,332)
UltraShort QQQ
..
— — 7,434 — — 300,669,142 7,009,515 (49,385,774) 307,678,657 (49,378,340)
UltraShort Real Estate — — — — — 13,865,507 35,463,347 (8,153,910) 49,328,854 (8,153,910)
UltraShort
Russell2000
...
— — 60,413 — — 24,835,849 59,842,986 (20,327,680) 84,678,835 (20,267,267)
UltraShort S&P500
®
— — (323,913) — — 698,467,968 35,612,996 (165,691,398) 734,080,964 (166,015,311)
UltraShort
Semiconductors
.
— — — — — — 6,407,103 (3,084,300) 6,407,103 (3,084,300)

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 313
PROSHARES TRUST
For the year ended May 31, 2024, there were no Level 3 securities for which significant unobservable inputs were used to deter-
mine fair value, nor were there any transfers in or out of Level 3 securities for the year.
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include affecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On May 31, 2024, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respec-
tive repurchase agreement.
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Rights/
Warrants
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
UltraShort
SmallCap600
..
$ — $ — $ — $ — $ — $ 993,434 $ 1,008,647 $ (89,685) $ 2,002,081 $ (89,685)
UltraShort Technology — — — — — 3,414,372 344,383 (1,610,113) 3,758,755 (1,610,113)
UltraShort Utilities
.
— — — — — 496,717 1,185,715 (327,993) 1,682,432 (327,993)
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.
Fund Name
A
Bank of America
Securities, Inc.,
5.32%, dated
05/31/2024 due
06/03/2024
(a)
Barclays
Capital, Inc.,
5.25%, dated
05/31/2024 due
06/03/2024
(b)
Barclays
Capital, Inc.,
5.30%, dated
05/31/2024 due
06/03/2024
(c)
BNP Paribas
Securities Corp.,
5.32%, dated
5/31/2024 due
06/03/2024
(d)
ING Financial
Markets LLC,
5.32%, dated
05/31/2024 due
06/03/2024
(e)
Total
Short 7-10 Year Treasury
...................
$ 2,846,054
$ 284,605 $ 2,080,051 $ 8,796,891 $ 1,500,647 $ 15,508,248
Short 20+ Year Treasury
....................
10,464,119
1,046,412 7,647,751 32,343,638 5,517,444 57,019,364
Short Dow30
SM
.........................
13,719,850
1,371,985 10,027,217 42,406,808 7,234,102 74,759,962
Short Financials
.........................
1,504,146
150,415 1,099,312 4,649,176 793,094 8,196,143
Short FTSE China 50
......................
814,057
81,406 594,956 2,516,173 429,230 4,435,822
Short High Yield
.........................
3,536,319
353,632 2,584,535 10,930,440 1,864,605 19,269,531

314 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fund Name
A
Bank of America
Securities, Inc.,
5.32%, dated
05/31/2024 due
06/03/2024
(a)
Barclays
Capital, Inc.,
5.25%, dated
05/31/2024 due
06/03/2024
(b)
Barclays
Capital, Inc.,
5.30%, dated
05/31/2024 due
06/03/2024
(c)
BNP Paribas
Securities Corp.,
5.32%, dated
5/31/2024 due
06/03/2024
(d)
ING Financial
Markets LLC,
5.32%, dated
05/31/2024 due
06/03/2024
(e)
Total
Short MidCap400
........................
$ 937,904
$ 93,790 $ 685,472 $ 2,898,977 $ 494,532 $ 5,110,675
Short MSCI EAFE
........................
1,375,698
137,570 1,005,436 4,252,160 725,369 7,496,233
Short MSCI Emerging Markets
...............
1,536,594
153,659 1,123,028 4,749,473 810,204 8,372,958
Short QQQ
............................
12,103,206
1,210,321 8,845,686 37,409,909 6,381,689 65,950,811
Short Real Estate
........................
2,799,158
279,916 2,045,778 8,651,946 1,475,920 15,252,718
Short Russell2000
.......................
14,311,357
1,431,136 10,459,523 44,235,102 7,545,988 77,983,106
Short S&P500
®
.........................
16,555,156
1,655,516 12,099,413 51,170,480 8,729,082 90,209,647
Short SmallCap600
.......................
1,033,212
103,321 755,127 3,193,565 544,784 5,630,009
Ultra 7-10 Year Treasury
....................
2,827,463
282,746 2,066,464 8,739,432 1,490,844 15,406,949
Ultra 20+ Year Treasury
....................
13,997,217
1,399,722 10,229,932 43,264,125 7,380,350 76,271,346
Ultra Communication Services
...............
66,000
6,600 48,237 204,004 34,800 359,641
Ultra Consumer Discretionary
................
270,182
27,018 197,464 835,107 142,460 1,472,231
Ultra Consumer Staples
....................
161,027
16,103 117,687 497,722 84,906 877,445
Ultra Dow30
SM
..........................
5,521,887
552,189 4,035,697 17,067,649 2,911,541 30,088,963
Ultra Energy
...........................
2,245,553
224,555 1,641,173 6,940,800 1,184,018 12,236,099
Ultra Financials
.........................
105,891
10,589 77,391 327,297 55,833 577,001
Ultra FTSE China 50
......................
1,436,468
143,647 1,049,850 4,439,992 757,411 7,827,368
Ultra FTSE Europe
.......................
462,911
46,291 338,321 1,430,815 244,080 2,522,418
Ultra Health Care
........................
516,499
51,650 377,486 1,596,452 272,337 2,814,424
Ultra Industrials
.........................
91,810
9,181 67,100 283,777 48,410 500,278
Ultra Materials
..........................
238,649
23,865 174,417 737,641 125,832 1,300,404
Ultra MidCap400
........................
483,856
48,386 353,629 1,495,554 255,124 2,636,549
Ultra MSCI Brazil Capped
..................
469,725
46,972 343,300 1,451,876 247,673 2,559,546
Ultra MSCI EAFE
........................
973,438
97,344 711,442 3,008,810 513,267 5,304,301
Ultra MSCI Emerging Markets
................
943,731
94,373 689,730 2,916,986 497,604 5,142,424
Ultra MSCI Japan
........................
476,318
47,632 348,119 1,472,258 251,150 2,595,477
Ultra Nasdaq Biotechnology
.................
2,218,254
221,825 1,621,222 6,856,421 1,169,624 12,087,346
Ultra Nasdaq Cloud Computing
...............
91,326
9,133 66,746 282,283 48,154 497,642
Ultra Nasdaq Cybersecurity
.................
438,698
43,870 320,625 1,355,976 231,314 2,390,483
Ultra QQQ
.............................
22,086,651
2,208,665 16,142,134 68,267,832 11,645,689 120,350,971
Ultra Real Estate
........................
595,661
59,566 435,342 1,841,134 314,075 3,245,778
Ultra Russell2000
........................
1,696,007
169,601 1,239,535 5,242,205 894,258 9,241,606
Ultra S&P500
®
..........................
15,764,952
1,576,495 11,521,890 48,728,033 8,312,429 85,903,799
Ultra Semiconductors
.....................
1,216,366
121,637 888,989 3,759,683 641,358 6,628,033
Ultra SmallCap600
.......................
1,229,248
122,925 898,403 3,799,496 648,150 6,698,222
Ultra Technology
........................
234,945
23,494 171,711 726,193 123,880 1,280,223
Ultra Utilities
...........................
332
33 243 1,027 175 1,810
UltraPro Dow30
SM
........................
9,255,224
925,522 6,764,225 28,607,059 4,880,028 50,432,058
UltraPro MidCap400
......................
382,188
38,219 279,323 1,181,308 201,517 2,082,555
UltraPro QQQ
..........................
111,185,158
11,118,516 81,260,199 343,663,215 58,624,901 605,851,989
UltraPro Russell2000
......................
11,070,408
1,107,041 8,090,860 34,217,624 5,837,124 60,323,057
UltraPro S&P500
®
........................
15,964,240
1,596,424 11,667,540 49,344,013 8,417,509 86,989,726
UltraPro Short 20+ Year Treasury
..............
442,645
44,264 323,508 1,368,171 233,394 2,411,982
UltraPro Short Dow30
SM
....................
4,062,340
406,234 2,968,981 12,556,325 2,141,961 22,135,841
UltraPro Short MidCap400
..................
502,765
50,276 367,447 1,553,998 265,094 2,739,580
UltraPro Short QQQ
......................
18,785,510
1,878,551 13,729,478 58,064,302 9,905,087 102,362,928
UltraPro Short Russell2000
..................
1,477,420
147,742 1,079,778 4,566,568 779,003 8,050,511
UltraPro Short S&P500
®
....................
10,547,214
1,054,721 7,708,481 32,600,478 5,561,258 57,472,152
UltraShort 7-10 Year Treasury
................
2,360,109
236,011 1,724,896 7,294,881 1,244,422 12,860,319
UltraShort 20+ Year Treasury
................
14,496,742
1,449,674 10,595,013 44,808,112 7,643,737 78,993,278
UltraShort Consumer Discretionary
............
47,978
4,798 35,066 148,297 25,298 261,437
UltraShort Consumer Staples
................
117,046
11,705 85,543 361,778 61,716 637,788
UltraShort Dow30
SM
......................
8,086,458
808,646 5,910,026 24,994,505 4,263,769 44,063,404
UltraShort Energy
........................
1,916,393
191,639 1,400,605 5,923,396 1,010,462 10,442,495
UltraShort Financials
......................
2,179,848
217,985 1,593,152 6,737,710 1,149,374 11,878,069
UltraShort FTSE China 50
..................
127,497
12,750 93,182 394,081 67,226 694,736
UltraShort FTSE Europe
....................
3,318,233
331,823 2,425,146 10,256,357 1,749,614 18,081,173
UltraShort Health Care
....................
42,122
4,212 30,785 130,195 22,210 229,524
UltraShort Industrials
.....................
249,449
24,945 182,311 771,023 131,527 1,359,255
UltraShort Materials
......................
56,953
5,695 41,624 176,036 30,031 310,339
UltraShort MidCap400
.....................
169,787
16,979 124,090 524,795 89,524 925,175
UltraShort MSCI Brazil Capped
...............
97,957
9,796 71,592 302,775 51,650 533,770
UltraShort MSCI EAFE
.....................
9,278
928 6,781 28,678 4,891 50,556

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 315
PROSHARES TRUST
Equity Securities
Certain Funds may invest in or seek leveraged, inverse, or in-
verse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts,
Depositary Receipts, and shares of other Investment Compa-
nies, including other exchange traded funds (“ETFs”).
Real Estate Investment Trusts (“REITs”)
REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.
Debt Instruments
Certain Funds may invest in debt instruments, including U.S.
government securities; Foreign and U.S. investment grade cor-
porate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”)
that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Each Fund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denomi-
nated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government secu-
rities with a market value of at least 100% of the market value of the loaned securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and inter-
est paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accord-
ingly, are not reflected in the Fund’s assets and liabilities. The
Funds may incur fees and expenses in connection with the re-
investment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the
Fund’s investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including
“gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses re-
sulting from problems in the settlement and the accounting
process), legal, counterparty and credit risk. If a securities
Fund Name
A
Bank of America
Securities, Inc.,
5.32%, dated
05/31/2024 due
06/03/2024
(a)
Barclays
Capital, Inc.,
5.25%, dated
05/31/2024 due
06/03/2024
(b)
Barclays
Capital, Inc.,
5.30%, dated
05/31/2024 due
06/03/2024
(c)
BNP Paribas
Securities Corp.,
5.32%, dated
5/31/2024 due
06/03/2024
(d)
ING Financial
Markets LLC,
5.32%, dated
05/31/2024 due
06/03/2024
(e)
Total
UltraShort MSCI Emerging Markets
............
$ 812,948
$ 81,295 $ 594,148 $ 2,512,749 $ 428,645 $ 4,429,785
UltraShort MSCI Japan
....................
797,203
79,720 582,640 2,464,085 420,344 4,343,992
UltraShort Nasdaq Biotechnology
.............
534,380
53,438 390,554 1,651,724 281,764 2,911,860
UltraShort QQQ
.........................
1,286,377
128,638 940,154 3,976,075 678,271 7,009,515
UltraShort Real Estate
.....................
6,508,187
650,819 4,756,539 20,116,213 3,431,589 35,463,347
UltraShort Russell2000
....................
10,982,306
1,098,231 8,026,471 33,945,308 5,790,670 59,842,986
UltraShort S&P500
®
......................
6,535,650
653,565 4,776,611 20,201,100 3,446,070 35,612,996
UltraShort Semiconductors
.................
1,175,824
117,582 859,356 3,634,362 619,979 6,407,103
UltraShort SmallCap600
...................
185,106
18,511 135,285 572,144 97,601 1,008,647
UltraShort Technology
.....................
63,201
6,320 46,190 195,348 33,324 344,383
UltraShort Utilities
.......................
217,601
21,760 159,035 672,585 114,734 1,185,715
$ 406,447,640 $ 40,644,766 $ 297,054,179 $ 1,256,292,691 $ 214,308,754 $ 2,214,748,030
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2024 as follows:
(a) U.S. Treasury Bonds, 0% to 6.25%, due 5/15/2030 to 8/15/2039; U.S. Treasury Notes, 0.13% to 3.63%, due 4/15/2025 to 2/15/2030, which had an aggregate value at the Trust level of $561,000,018.
(b) U.S. Treasury Notes, 4.25%, due 2/28/2031, which had an aggregate value at the Trust level of $56,100,045.
(c) U.S. Treasury Notes, 4.38%, due 8/31/2028, which had an aggregate value at the Trust level of $410,009,661.
(d) U.S. Treasury Bonds, 0% to 2.75%, due 11/15/2028 to 8/15/2050; U.S. Treasury Notes, 0.38% to 4.38%, due 3/31/2025 to 4/30/2029, which had an aggregate value at the Trust level of $1,734,000,000.
(e) U.S. Treasury Bills, 0%, due 5/15/2025; U.S. Treasury Bonds, 1.63% to 3.63%, due 2/15/2042 to 11/15/2050; U.S. Treasury Notes, 0.50% to
5.47%, due 4/30/2025 to 5/31/2031; Federal Home Loan Banks, 0%, due 7/1/2024 to 11/1/2024, which had an aggregate value at the Trust level of $295,800,594.

316 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in re-
covering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the pro-
ceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchas-
ing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in val-
ue over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of the Funds, the Advisor uses a passive or mathematical approach to in-
vesting. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or in-
verse multiple of the performance of its index or benchmark, as appropriate, based upon each Fund’s investment objective.
In connection with its management of certain series of the
Trust included in this report ( ProShares Ultra Communication
Services, ProShares Ultra Consumer Discretionary, ProShares
Ultra Consumer Staples, ProShares Ultra Financials, ProShares
Ultra Energy, ProShares Ultra Health Care, ProShares Ultra In-
dustrials, ProShares Ultra Materials, ProShares Ultra Nasdaq
Biotechnology, ProShares Ultra Nasdaq Cloud Computing,
ProShares Ultra Nasdaq Cybersecurity, ProShares Ultra Real
Estate, ProShares Ultra Technology, ProShares Ultra Utilities,
ProShares UltraPro Dow30
SM
, ProShares UltraPro MidCap400,
ProShares UltraPro QQQ, ProShares UltraPro Russell2000,
ProShares UltraPro S&P500
®
, ProShares UltraPro Short
Dow30
SM
, ProShares UltraPro Short MidCap400, ProShares
UltraPro Short QQQ, ProShares UltraPro Short Russell2000,
ProShares UltraPro Short S&P500
®
, ProShares UltraShort Con-
sumer Discretionary, ProShares UltraShort Consumer Staples,
ProShares UltraShort Dow30
SM
, ProShares UltraShort Energy,
ProShares UltraShort Financials, ProShares UltraShort Health
Care, ProShares UltraShort Industrials, ProShares UltraShort
Materials, ProShares UltraShort MidCap400, ProShares Ultra-
Short Nasdaq Biotechnology, ProShares UltraShort QQQ, Pro-
Shares UltraShort Real Estate, ProShares UltraShort S&P500
®
,
ProShares UltraShort SmallCap600, ProShares UltraShort
Technology and ProShares UltraShort Utilities (the "Commod-
ity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity
pools under the Commodity Exchange Act (the "CEA"). Accord-
ingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulato-
ry requirements under the CEA and the rules and regulations
of the Commodity Futures Trading Commission ("CFTC") and
the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure re-
quirements and reporting and record keeping requirements.
The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory re-
quirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity
Pools to additional regulation may have adverse impacts on the
Commodity Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Cer-
tain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund trans-
acts derivative contracts in order to achieve the appropriate ex-
posure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions rela-
tive to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset finan-
cial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement
of Assets and Liabilities. Funds holding forward currency
contracts and/or non-exchange traded swap agreements pres-
ent the gross amounts of these assets and liabilities on their
Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase and Reverse Re-
purchase Agreement transactions may be found on each Fund’s
Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of
collateralization may be found above, under the caption “Re-
purchase Agreements.”
Following is a description of the Funds’ use of derivative instru-
ments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk expo-
sures related to each instrument type.
Futures Contracts
Each Fund may purchase or sell futures contracts as a substi-
tute for a comparable market position in the underlying secu-
rities or to satisfy regulatory requirements. A physical-settle-
ment futures contract generally obligates the seller to deliver
Average quarterly exposure to
derivatives (notional amounts
in comparison to net assets)
A
UltraPro Russell2000
..........
234%

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 317
PROSHARES TRUST
(and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures con-
tract obligates the seller to deliver (and the purchaser to ac-
cept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transac-
tions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long posi-
tion (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a spe-
cific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures con-
tract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short po-
sition (futures contract sold) there will be a gain (loss) if the off-
setting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security
or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each
Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be re-
quired to deposit with the broker an amount of cash or cash
equivalents in the range of approximately 5% to 10% of the con-
tract amount for equity, index futures and in the range of ap-
proximately 1% to 3% of the contract amount for bond futures
(these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,”
is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation
margin,” to and from the broker will be made as the price of the security or index underlying the futures contract fluctuates, making the long and short positions in the futures contract
more or less valuable, a process known as “marking-to-market.”
Net income and net fees related to cash collateral deposited with the broker are reflected on the Consolidated Statements of Operations as “Interest” or “Futures Commission Merchant
fees”, respectively. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of
the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be giv-
en that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures con-
tract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be sus-
pended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liqui-
dation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund deter-
mines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by en-
tering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organiza-
tion, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Each Fund may invest in forward currency contracts for in-
vestment or risk management purposes. A forward currency
contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the
date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders
(usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a
Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractu-
al obligation to deliver the currency by buying an “offsetting”
contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offset-
ting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will in-
cur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it en-
ters into an offsetting contract for the purchase of the curren-
cy, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Non-deliverable forward foreign currency exchange contracts
are settled with the counterparty in U.S. dollars without the de-
livery of foreign currency.

318 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Swap Agreements
Each Fund may enter into swap agreements to gain exposure
to an underlying asset without actually purchasing such asset
(or shorting such asset), or to hedge a position, including in cir-
cumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are
two-party contracts entered into primarily by institutional in-
vestors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or real-
ized on a particular pre-determined investment or instrument.
The gross return to be exchanged or “swapped” between the
parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and
settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or
gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional
amount of the swap agreement would have increased in value
had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The
Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus
the amount, if any, by which the notional amount would have
decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus
dividends or interest on the assets less the interest paid by the
Fund on the notional amount. As a trading technique, the Advi-
sor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide
the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the coun-
terparty pays interest to each Fund on the notional amount
outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in cer-
tain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to deter-
mine the value of the swap.
A Fund’s current obligations under most swap agreements (to-
tal return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund)
and any accrued but unpaid net amounts owed to a swap coun-
terparty will be covered by segregating or earmarking cash
and/or securities determined to be liquid, but typically no pay-
ments will be made until the settlement date.
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agree-
ment in the event of the default or bankruptcy of a swap agree-
ment counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but
such remedies may be subject to bankruptcy and insolvency
laws that could affect the Fund’s rights as a creditor.
In the normal course of business, a Fund enters into Interna-
tional Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and represen-
tations. Certain of the Fund’s ISDA agreements contain provi-
sions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the
Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time,
counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an
amount equal to the net liability positions, if any, under the rel-
evant ISDA agreement. Pursuant to the terms of its ISDA agree-
ments, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by gener-
ally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counter-
party owes the Fund, subject to certain minimum thresholds,
although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in access-
ing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankrupt-
cy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some
cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional
amount and the price of the underlying investments, and the
inability of counterparties or clearing organizations to per-
form. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the per-
formance of that index, or it may solely use swaps on an ETF to

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 319
PROSHARES TRUST
achieve its desired investment exposure. The performance of
an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a
Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The
Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ trans-
actions in swap agreements.
All of the outstanding swap agreements held by the Funds on
May 31, 2024 contractually terminate within 21 months but
may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unreal-
ized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Ac-
counting Standards Codification 815-10 (“ASC 815-10”), re-
quires companies (including the Trust) to disclose information intended to enable financial statement users to understand
how derivative instruments affect the Statements of Assets
and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 pro-
vides examples of risk exposure, including interest rate, for-
eign exchange, equity and credit.
As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or in-
verse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is
equity risk, for Funds benchmarked to a fixed-income index
the primary risk is interest rate risk.
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of May 31, 2024
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts * ;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
dep reciation on
non-exchange
traded swap
agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury
$ 577,289
Short 7-10 Year Treasury $ 1,962
Short 20+ Year Treasury
Short 20+ Year Treasury
8,149,229
Short 20+ Year Treasury 4,919,383
Short Dow30SM
Short Dow30
SM
122,330
Short Dow30
SM
22,718,926
Short Financials
Short Financials
—
Short Financials 3,343,580
Short FTSE China 50
Short FTSE China 50
739,588
Short FTSE China 50 486,036
Short High Yield
Short High Yield
—
Short High Yield 12,011,026
Short MidCap400
Short MidCap400
30,209
Short MidCap400 1,466,397
Short MSCI EAFE
Short MSCI EAFE
—
Short MSCI EAFE 7,241,563
Short MSCI Emerging Markets
Short MSCI Emerging
Markets
—
Short MSCI Emerging
Markets 1,034,756
Short QQQ
Short QQQ
—
Short QQQ 235,710,062
Short Real Estate
Short Real Estate
—
Short Real Estate 4,183,870
Short Russell2000
Short Russell2000
318,842
Short Russell2000 31,502,175
Short S&P500®
Short S&P500
®
1,710,632
Short S&P500
®
272,372,553
Short SmallCap600
Short SmallCap600
—
Short SmallCap600 1,710,321
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury
239,615
Ultra 7-10 Year Treasury 593,626
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury
1,827,506
Ultra 20+ Year Treasury 11,222,849
Ultra Communication Services
Ultra Communication
Services
414,229
Ultra Communication
Services —
Ultra Consumer Discretionary
Ultra Consumer
Discretionary
626,899
Ultra Consumer
Discretionary 188,304
Ultra Consumer Staples
Ultra Consumer Staples
70,858
Ultra Consumer Staples 70,305
Ultra Dow30SM
Ultra Dow30
SM
35,729,797
Ultra Dow30
SM
1,593,872
Ultra Energy
Ultra Energy
6,332,582
Ultra Energy 500,839
Ultra Financials
Ultra Financials
185,554,424
Ultra Financials —
Ultra FTSE China 50
Ultra FTSE China 50
303,960
Ultra FTSE China 50 3,367,053
Ultra FTSE Europe
Ultra FTSE Europe
1,082,103
Ultra FTSE Europe —
Ultra Health Care
Ultra Health Care
7,854,413
Ultra Health Care —
Ultra High Yield
Ultra High Yield
1,769,247
Ultra High Yield 66,064

320 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fair Value of Derivative Instruments as of May 31, 2024
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Ultra Industrials
Ultra Industrials
4,210,989
Ultra Industrials —
Ultra Materials
Ultra Materials
6,453,130
Ultra Materials —
Ultra MidCap400
Ultra MidCap400
15,161,360
Ultra MidCap400 —
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped
7,212
Ultra MSCI Brazil Capped 1,095,394
Ultra MSCI EAFE
Ultra MSCI EAFE
2,689,084
Ultra MSCI EAFE —
Ultra MSCI Emerging Markets
Ultra MSCI Emerging
Markets
88,268
Ultra MSCI Emerging
Markets 454,053
Ultra MSCI Japan
Ultra MSCI Japan
1,017,258
Ultra MSCI Japan 339,629
Ultra Nasdaq Biotechnology
Ultra Nasdaq
Biotechnology
1,399,787
Ultra Nasdaq
Biotechnology 1,711,178
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud
Computing
10,249
Ultra Nasdaq Cloud
Computing 301,079
Ultra Nasdaq Cybersecurity
Ultra Nasdaq
Cybersecurity
310,348
Ultra Nasdaq
Cybersecurity 366,826
Ultra QQQ
Ultra QQQ
776,789,185
Ultra QQQ —
Ultra Real Estate
Ultra Real Estate
709,198
Ultra Real Estate 1,097,575
Ultra Russell2000
Ultra Russell2000
14,733,926
Ultra Russell2000 628,832
Ultra S&P500®
Ultra S&P500
®
623,876,578
Ultra S&P500
®
—
Ultra Semiconductors
Ultra Semiconductors
312,460,557
Ultra Semiconductors —
Ultra SmallCap600
Ultra SmallCap600
532,395
Ultra SmallCap600 41,903
Ultra Technology
Ultra Technology
117,450,328
Ultra Technology —
Ultra Utilities
Ultra Utilities
803,780
Ultra Utilities 286,102
UltraPro Dow30SM
UltraPro Dow30
SM
87,032,461
UltraPro Dow30
SM
—
UltraPro MidCap400
UltraPro MidCap400
2,385,716
UltraPro MidCap400 988,060
UltraPro QQQ
UltraPro QQQ
4,583,095,880
UltraPro QQQ —
UltraPro Russell2000
UltraPro Russell2000
62,049,561
UltraPro Russell2000 —
UltraPro S&P500®
UltraPro S&P500
®
541,188,727
UltraPro S&P500
®
—
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year
Treasury
22,159,143
UltraPro Short 20+ Year
Treasury 4,169
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
5,210,710
UltraPro Short Dow30
SM
133,655,490
UltraPro Short MidCap400
UltraPro Short
MidCap400
379,685
UltraPro Short
MidCap400 1,262,984
UltraPro Short QQQ
UltraPro Short QQQ
16,722,948
UltraPro Short QQQ 1,309,850,506
UltraPro Short Russell2000
UltraPro Short
Russell2000
411,228
UltraPro Short
Russell2000 47,160,563
UltraPro Short S&P500®
UltraPro Short S&P500
®
827,298
UltraPro Short S&P500
®
217,901,411
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year
Treasury
2,963,067
UltraShort 7-10 Year
Treasury 265,472
UltraShort 20+ Year Treasury
UltraShort 20+ Year
Treasury
12,847,732
UltraShort 20+ Year
Treasury 29,550,886
UltraShort Consumer Discretionary
UltraShort Consumer
Discretionary
15,606
UltraShort Consumer
Discretionary 699,392
UltraShort Consumer Staples
UltraShort Consumer
Staples
—
UltraShort Consumer
Staples 390,232
UltraShort Dow30SM
UltraShort Dow30
SM
111,265
UltraShort Dow30
SM
19,449,114
UltraShort Energy
UltraShort Energy
—
UltraShort Energy 8,972,529
UltraShort Financials
UltraShort Financials
—
UltraShort Financials 8,985,824
UltraShort FTSE China 50
UltraShort FTSE China 50
2,553,441
UltraShort FTSE China 50 6,887,453
UltraShort FTSE Europe
UltraShort FTSE Europe
—
UltraShort FTSE Europe 19,377,928
UltraShort Health Care
UltraShort Health Care
6,274
UltraShort Health Care 441,195
UltraShort Industrials
UltraShort Industrials
9,298
UltraShort Industrials 534,711
UltraShort Materials
UltraShort Materials
—
UltraShort Materials 478,367

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 321
PROSHARES TRUST
Fair Value of Derivative Instruments as of May 31, 2024
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
UltraShort MidCap400
UltraShort MidCap400
1,158
UltraShort MidCap400 525,049
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil
Capped
71,479
UltraShort MSCI Brazil
Capped 4,030,455
UltraShort MSCI EAFE
UltraShort MSCI EAFE
9,692
UltraShort MSCI EAFE 342,331
UltraShort MSCI Emerging Markets
UltraShort MSCI
Emerging Markets
—
UltraShort MSCI
Emerging Markets 1,118,090
UltraShort MSCI Japan
UltraShort MSCI Japan
47,175
UltraShort MSCI Japan 1,046,240
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq
Biotechnology
221,644
UltraShort Nasdaq
Biotechnology 391,976
UltraShort QQQ
UltraShort QQQ
3,076,365
UltraShort QQQ 52,454,705
UltraShort Real Estate
UltraShort Real Estate
—
UltraShort Real Estate 8,153,910
UltraShort Russell2000
UltraShort Russell2000
480,950
UltraShort Russell2000 20,748,217
UltraShort S&P500®
UltraShort S&P500
®
—
UltraShort S&P500
®
166,015,311
UltraShort Semiconductors
UltraShort
Semiconductors
—
UltraShort
Semiconductors 3,084,300
UltraShort SmallCap600
UltraShort SmallCap600
73,926
UltraShort SmallCap600 163,611
UltraShort Technology
UltraShort Technology
62,325
UltraShort Technology 1,672,438
UltraShort Utilities
UltraShort Utilities
66,224
UltraShort Utilities 394,217
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended May 31, 2024
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury $ (2,497,215) $ 4,327,064
Short 20+ Year Treasury
Short 20+ Year Treasury (5,547,170) 21,419,337
Short Dow30SM
Short Dow30
SM
(9,015,821) (19,902,880)
Short Financials
Short Financials (4,020,402) (2,359,632)
Short FTSE China 50
Short FTSE China 50 — (475,598)
Short High Yield
Short High Yield (3,330,674) (11,001,327)
Short MidCap400
Short MidCap400 (283,927) (1,954,456)
Short MSCI EAFE
Short MSCI EAFE — (6,563,900)
Short MSCI Emerging Markets
Short MSCI Emerging Markets (2,094,994) (819,506)
Short QQQ
Short QQQ (248,820,030) 34,325,525
Short Real Estate
Short Real Estate — (4,257,360)
Short Russell2000
Short Russell2000 (17,254,577) (39,660,419)
Short S&P500®
Short S&P500
®
(189,882,170) (140,584,701)
Short SmallCap600
Short SmallCap600 (1,007,344) (2,724,203)
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury (4,734,235) 3,238,848
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury (7,615,136) (8,379,980)
Ultra Communication Services
Ultra Communication Services 177,890 312,610

322 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended May 31, 2024
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Ultra Consumer Discretionary
Ultra Consumer Discretionary $ 1,533,297 $ (500,665)
Ultra Consumer Staples
Ultra Consumer Staples — 94,698
Ultra Dow30SM
Ultra Dow30
SM
3,671,726 52,273,014
Ultra Energy
Ultra Energy 18,180,653 4,133,314
Ultra Financials
Ultra Financials — 175,587,777
Ultra FTSE China 50
Ultra FTSE China 50 — (889,526)
Ultra FTSE Europe
Ultra FTSE Europe 252,642 805,946
Ultra Health Care
Ultra Health Care — 7,018,209
Ultra High Yield
Ultra High Yield (540,615) 2,529,591
Ultra Industrials
Ultra Industrials — 4,351,634
Ultra Materials
Ultra Materials — 7,204,110
Ultra MidCap400
Ultra MidCap400 2,170,724 23,758,065
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped 1,884,351 (1,403,439)
Ultra MSCI EAFE
Ultra MSCI EAFE (491) 2,112,792
Ultra MSCI Emerging Markets
Ultra MSCI Emerging Markets 1,771,066 (539,300)
Ultra MSCI Japan
Ultra MSCI Japan 45,726 614,175
Ultra Nasdaq Biotechnology
Ultra Nasdaq Biotechnology 5,880 812,360
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud Computing 582,494 (163,657)
Ultra Nasdaq Cybersecurity
Ultra Nasdaq Cybersecurity (140,655) 342,164
Ultra QQQ
Ultra QQQ 1,005,174,718 314,178,022
Ultra Real Estate
Ultra Real Estate — 653,957
Ultra Russell2000
Ultra Russell2000 1,945,136 24,219,499
Ultra S&P500®
Ultra S&P500
®
334,634,839 595,302,719
Ultra Semiconductors
Ultra Semiconductors 120,419,402 261,775,510
Ultra SmallCap600
Ultra SmallCap600 759,662 2,909,048
Ultra Technology
Ultra Technology 91,733,791 40,342,368
Ultra Utilities
Ultra Utilities — 1,213,220
UltraPro Dow30SM
UltraPro Dow30
SM
51,295,259 129,872,457
UltraPro MidCap400
UltraPro MidCap400 5,260,860 4,128,012
UltraPro QQQ
UltraPro QQQ 8,002,952,837 1,718,055,714
UltraPro Russell2000
UltraPro Russell2000 (9,306,909) 100,302,463
UltraPro S&P500®
UltraPro S&P500
®
652,688,675 539,853,668
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year Treasury (19,885,210) 79,310,957
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
(40,037,617) (158,106,196)
UltraPro Short MidCap400
UltraPro Short MidCap400 (2,198,494) (931,450)
UltraPro Short QQQ
UltraPro Short QQQ (4,453,858,568) 1,663,327,737
UltraPro Short Russell2000
UltraPro Short Russell2000 (51,847,160) (42,399,548)
UltraPro Short S&P500®
UltraPro Short S&P500
®
(559,234,402) (1,735,053)
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year Treasury 6,564,477 (3,182,125)
UltraShort 20+ Year Treasury
UltraShort 20+ Year Treasury 30,741,800 73,991,217
UltraShort Consumer Discretionary
UltraShort Consumer Discretionary (477,015) (309,751)
UltraShort Consumer Staples
UltraShort Consumer Staples — (256,421)
UltraShort Dow30SM
UltraShort Dow30
SM
(5,971,464) (17,559,362)
UltraShort Energy
UltraShort Energy — (8,396,031)
UltraShort Financials
UltraShort Financials (2,876,906) (7,643,972)
UltraShort FTSE China 50
UltraShort FTSE China 50 4,840,085 (8,370,943)
UltraShort FTSE Europe
UltraShort FTSE Europe (1,874,600) (11,841,714)
UltraShort Health Care
UltraShort Health Care (170,117) (289,863)
UltraShort Industrials
UltraShort Industrials (836,316) (535,229)
UltraShort Materials
UltraShort Materials (313,401) (520,740)
UltraShort MidCap400
UltraShort MidCap400 (326,180) (640,666)
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil Capped (188,830) (2,445,177)
UltraShort MSCI EAFE
UltraShort MSCI EAFE (693,250) 209,405
UltraShort MSCI Emerging Markets
UltraShort MSCI Emerging Markets — (1,536,374)

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 323
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of May 31, 2024, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecog-
nized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, constructive sales adjustments, and qualified late-year loss deferrals) do not require a reclassification. Under current law, the Funds are permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Funds' accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year.
The tax character of distributions paid for the most recent tax years ended October 31, 2023 and October 31, 2022, were as follows:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended May 31, 2024
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
UltraShort MSCI Japan
UltraShort MSCI Japan $ (1,270,732) $ (183,056)
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq Biotechnology 17,187 (304,548)
UltraShort QQQ
UltraShort QQQ (351,927,142) 140,186,188
UltraShort Real Estate
UltraShort Real Estate — (7,773,356)
UltraShort Russell2000
UltraShort Russell2000 (15,796,006) (10,216,924)
UltraShort S&P500®
UltraShort S&P500
®
(293,470,526) (40,199,947)
UltraShort Semiconductors
UltraShort Semiconductors (15,436,838) 5,698,480
UltraShort SmallCap600
UltraShort SmallCap600 (606,973) (474,512)
UltraShort Technology
UltraShort Technology (2,151,287) 61,359
UltraShort Utilities
UltraShort Utilities 352,791 (348,703)
Year Ended October 31, 2023
A
Year Ended October 31, 2022
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Short 7-10 Year Treasury
$ 1,039,749 $ — $ — $ 1,039,749 $ — $ — $ — $ —
Short 20+ Year Treasury
7,872,102 — — 7,872,102 — — — —
Short Dow30
SM
......
7,506,235 — — 7,506,235 — — — —
Short Financials
.....
950,907 — — 950,907 — — — —

324 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Year Ended October 31, 2023
A
Year Ended October 31, 2022
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Short FTSE China 50
..
$ 176,848 $ — $ — $ 176,848 $ — $ — $ — $ —
Short High Yield
.....
6,766,102 — — 6,766,102 — — — —
Short MidCap400
....
381,158 — — 381,158 — — — —
Short MSCI EAFE
....
2,222,553 — — 2,222,553 — — — —
Short MSCI Emerging
Markets
..........
928,371 — — 928,371 — — — —
Short QQQ
.........
42,231,326 — — 42,231,326 — — — —
Short Real Estate
....
1,460,920 — — 1,460,920 — — — —
Short Russell2000
....
12,254,109 — — 12,254,109 — — — —
Short S&P500
®
......
71,870,948 — — 71,870,948 — — — —
Short SmallCap600
...
518,385 — — 518,385 — — — —
Ultra 7-10 Year Treasury
377,505 — — 377,505 13,454 — — 13,454
Ultra 20+ Year Treasury
1,523,630 — — 1,523,630 — — — —
Ultra Communication
Services
..........
19,602 — — 19,602 30,822 — — 30,822
Ultra Consumer
Discretionary
......
23,151 — — 23,151 — — — —
Ultra Consumer Staples
56,773 — — 56,773 39,873 — — 39,873
Ultra Dow30
SM
.......
1,336,451 — — 1,336,451 2,415,870 — — 2,415,870
Ultra Energy
........
900,344 — — 900,344 3,163,861 — — 3,163,861
Ultra Financials
......
5,820,968 — — 5,820,968 43,247,004 — — 43,247,004
Ultra FTSE China 50
..
171,574 — — 171,574 — — — —
Ultra FTSE Europe
...
46,807 — — 46,807 — — — —
Ultra Health Care
....
217,947 — — 217,947 204,234 — — 204,234
Ultra High Yield
......
277,967 — — 277,967 135,724 — — 135,724
Ultra Industrials
......
35,273 — — 35,273 5,279 — — 5,279
Ultra Materials
......
144,696 — — 144,696 409,863 — — 409,863
Ultra MidCap400
.....
1,294,229 — — 1,294,229 694,971 — — 694,971
Ultra MSCI Brazil
Capped
..........
27,171 — — 27,171 — — — —
Ultra MSCI EAFE
.....
145,179 — — 145,179 — — — —
Ultra MSCI Emerging
Markets
..........
251,221 — — 251,221 — — — —
Ultra MSCI Japan
....
66,417 — — 66,417 — — — —
Ultra Nasdaq
Biotechnology
.....
37,719 — — 37,719 — — — —
Ultra Nasdaq
Cybersecurity
.....
4,219 — — 4,219 29,506 — — 29,506
Ultra QQQ
..........
7,280,372 — — 7,280,372 — — — —
Ultra Real Estate
.....
857,924 — — 857,924 997,996 — — 997,996
Ultra Russell2000
....
600,963 — — 600,963 — — — —
Ultra S&P500
®
.......
10,742,669 — — 10,742,669 6,181,978 — — 6,181,978
Ultra Semiconductors
.
367,233 — — 367,233 — — — —
Ultra SmallCap600
...
240,010 — — 240,010 37,360 — — 37,360
Ultra Utilities
........
240,008 — — 240,008 279,175 — — 279,175
UltraPro Dow30
SM
....
7,979,156 — — 7,979,156 4,644,077 — — 4,644,077
UltraPro MidCap400
..
53,733 — — 53,733 113,258 — — 113,258
UltraPro QQQ
.......
253,211,099 — — 253,211,099 15,428 — — 15,428
UltraPro Russell2000
..
1,555,790 — — 1,555,790 — — — —
UltraPro S&P500
®
....
25,223,258 — — 25,223,258 3,324,709 — — 3,324,709
UltraPro Short 20+ Year
Treasury
..........
3,987,775 — — 3,987,775 — — — —
UltraPro Short Dow30
SM
17,677,561 — — 17,677,561 — — — —
UltraPro Short
MidCap400
.......
145,480 — — 145,480 — — — —
UltraPro Short QQQ
..
182,395,602 — — 182,395,602 — — — —
UltraPro Short
Russell2000
.......
4,200,299 — — 4,200,299 — — — —
UltraPro Short S&P500
®
45,727,411 — — 45,727,411 — — — —
UltraShort 7-10 Year
Treasury
..........
743,348 — — 743,348 — — — —
UltraShort 20+ Year
Treasury
..........
20,828,935 — — 20,828,935 — — — —

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 325
PROSHARES TRUST
At October 31, 2023 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Year Ended October 31, 2023
A
Year Ended October 31, 2022
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
UltraShort Consumer
Discretionary
......
$ 60,631 $ — $ — $ 60,631 $ — $ — $ — $ —
UltraShort Consumer
Staples
..........
44,126 — — 44,126 — — — —
UltraShort Dow30
SM
..
2,448,609 — — 2,448,609 — — — —
UltraShort Energy
....
668,831 — — 668,831 — — — —
UltraShort Financials
..
461,252 — — 461,252 — — — —
UltraShort FTSE China
50
..............
352,621 — — 352,621 — — — —
UltraShort FTSE Europe
1,465,286 — — 1,465,286 — — — —
UltraShort Health Care
48,006 — — 48,006 — — — —
UltraShort Industrials
.
74,456 — — 74,456 — — — —
UltraShort Materials
..
68,520 — — 68,520 — — — —
UltraShort MidCap400
73,940 — — 73,940 — — — —
UltraShort MSCI Brazil
Capped
..........
264,315 — — 264,315 — — — —
UltraShort MSCI EAFE
111,244 — — 111,244 — — — —
UltraShort MSCI
Emerging Markets
..
203,656 — — 203,656 — — — —
UltraShort MSCI Japan
122,723 — — 122,723 — — — —
UltraShort Nasdaq
Biotechnology
.....
31,495 — — 31,495 — — — —
UltraShort QQQ
.....
14,124,697 — — 14,124,697 — — — —
UltraShort Real Estate
.
1,619,874 — — 1,619,874 — — — —
UltraShort Russell2000
2,616,249 — — 2,616,249 — — — —
UltraShort S&P500
®
..
33,148,470 — — 33,148,470 — — — —
UltraShort
Semiconductors
....
261,977 — — 261,977 — — — —
UltraShort SmallCap600
88,835 — — 88,835 — — — —
UltraShort Technology
.
172,090 — — 172,090 — — — —
UltraShort Utilities
....
51,954 — — 51,954 — — — —
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Short 7-10 Year Treasury
............
$ 443,068 $ — $ — $ 3,269,520
Short 20+ Year Treasury
............
936,850 — (513,269,644) 38,098,844
Short Dow30
SM
...................
1,104,963 — (535,540,805) (3,708,248)
Short Financials
..................
145,171 — (94,271,994) (2,473,826)
Short FTSE China 50
...............
34,387 — (11,438,521) 379,100
Short High Yield
..................
953,258 — (70,919,852) (1,455,647)
Short MidCap400
.................
56,185 — (55,412,462) 276,266
Short MSCI EAFE
.................
247,059 — (147,495,071) 211,949
Short MSCI Emerging Markets
.......
168,708 — (191,864,523) (106,306)
Short QQQ
......................
6,747,210 — (864,237,291) (255,306,829)
Short Real Estate
.................
225,099 — (35,636,442) 2,381,476
Short Russell2000
.................
1,803,628 — (745,672,927) 15,436,286
Short S&P500
®
...................
11,343,764 — (4,150,051,613) (37,576,804)
Short SmallCap600
................
62,943 — (40,487,791) (323,742)
Ultra 7-10 Year Treasury
............
67,016 — (133,230,578) (2,160,057)
Ultra 20+ Year Treasury
.............
337,840 — (37,308,751) (24,867,902)
Ultra Communication Services
.......
1,022 — (1,029,958) 1,827
Ultra Consumer Discretionary
........
— — (9,787,122) (2,392,759)
Ultra Consumer Staples
............
— — (2,533,792) (1,231,690)
Ultra Dow30
SM
....................
— — (25,411,002) (63,630,178)
Ultra Energy
.....................
— — (10,070,377) (6,174,611)
Ultra Financials
...................
460,792 — (39,089,097) (25,836,159)
Ultra FTSE China 50
...............
31,591 — (19,997,149) (3,951,554)
Ultra FTSE Europe
................
11,415 — (620,042) (411,278)

326 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of taxable distributions in excess, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses, resulted in reclassifications as of October 31, 2023 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Ultra Health Care
.................
$ — $ — $ (29,041,245) $ (10,324,563)
Ultra High Yield
...................
44,778 — (4,610,751) (1,590,330)
Ultra Industrials
...................
— — (8,724,995) (1,529,135)
Ultra Materials
...................
— — (13,350,094) (4,456,968)
Ultra MidCap400
..................
95,713 — (145,750,323) (13,609,309)
Ultra MSCI Brazil Capped
...........
20,503 — (13,760,618) (1,055,474)
Ultra MSCI EAFE
..................
25,871 — (7,688,245) (569,788)
Ultra MSCI Emerging Markets
........
63,439 — (26,002,328) (3,446,161)
Ultra MSCI Japan
.................
9,856 — (2,684,806) (134,508)
Ultra Nasdaq Biotechnology
.........
38,194 — (149,273,953) (38,042,291)
Ultra Nasdaq Cloud Computing
.......
— — (1,773,623) (713,530)
Ultra Nasdaq Cybersecurity
..........
5,027 — (906,921) (557,608)
Ultra QQQ
.......................
— — (1,186,355,918) 127,162,220
Ultra Real Estate
..................
153,110 — (35,822,674) (19,131,729)
Ultra Russell2000
.................
155,623 — (147,291,820) (47,130,428)
Ultra S&P500
®
....................
— — (706,613,748) (518,704,619)
Ultra Semiconductors
..............
— — (37,192,579) (16,360,787)
Ultra SmallCap600
................
19,364 — (9,101,917) (6,664,784)
Ultra Technology
..................
— — (105,058,899) 3,431,752
Ultra Utilities
.....................
— — (3,616,590) (2,669,912)
UltraPro Dow30
SM
.................
— — (104,794,291) (102,964,663)
UltraPro MidCap400
...............
— — (4,633,065) (6,377,542)
UltraPro QQQ
....................
37,677,040 — (6,254,218,058) (684,957,311)
UltraPro Russell2000
...............
52,032 — (108,918,082) (135,718,926)
UltraPro S&P500
®
.................
1,407,032 — (1,064,459,657) (420,646,703)
UltraPro Short 20+ Year Treasury
......
3,568,487 — — 76,364,942
UltraPro Short Dow30
SM
............
2,335,431 — (1,570,703,498) 15,687,456
UltraPro Short MidCap400
..........
19,814 — (57,113,374) (161,594)
UltraPro Short QQQ
...............
33,837,926 — (5,799,961,084) (1,543,432,153)
UltraPro Short Russell2000
..........
763,948 — (541,911,100) 18,588,774
UltraPro Short S&P500
®
............
7,224,743 — (4,176,651,680) (229,852,120)
UltraShort 7-10 Year Treasury
........
122,687 — (119,473,904) 5,269,456
UltraShort 20+ Year Treasury
.........
2,730,213 — (4,617,568,564) 71,070,855
UltraShort Consumer Discretionary
....
7,586 — (17,736,071) (430,191)
UltraShort Consumer Staples
........
7,457 — (9,206,585) (13,042)
UltraShort Dow30
SM
...............
375,849 — (726,101,029) (869,719)
UltraShort Energy
.................
118,408 — (119,816,614) (5,888,259)
UltraShort Financials
...............
95,546 — (500,724,819) (2,779,953)
UltraShort FTSE China 50
...........
76,835 — (249,078,234) (1,026)
UltraShort FTSE Europe
............
203,226 — (261,003,474) (4,269,322)
UltraShort Health Care
.............
4,909 — (11,636,557) (114,807)
UltraShort Industrials
..............
11,928 — (20,960,293) (230,303)
UltraShort Materials
...............
8,677 — (85,574,296) (145,605)
UltraShort MidCap400
.............
13,230 — (54,942,939) 188,706
UltraShort MSCI Brazil Capped
.......
40,918 — (92,817,466) (4,204,625)
UltraShort MSCI EAFE
.............
4,987 — (23,123,976) (709,792)
UltraShort MSCI Emerging Markets
....
31,588 — (165,762,273) 422,964
UltraShort MSCI Japan
.............
18,811 — (27,382,710) (1,000,868)
UltraShort Nasdaq Biotechnology
.....
12,756 — (74,923,039) 1,245,546
UltraShort QQQ
..................
3,202,280 — (1,570,384,864) (178,395,777)
UltraShort Real Estate
..............
297,019 — (234,798,224) 8,941,417
UltraShort Russell2000
.............
602,914 — (733,814,778) 19,417
UltraShort S&P500
®
...............
6,082,088 — (5,157,405,906) (120,923,827)
UltraShort Semiconductors
..........
47,034 — (51,549,361) (3,826,630)
UltraShort SmallCap600
............
13,412 — (31,345,701) 614,480
UltraShort Technology
..............
25,889 — (30,760,273) (1,658,863)
UltraShort Utilities
.................
6,185 — (12,258,497) 562,226

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 327
PROSHARES TRUST
As of October 31, 2023 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
No Expiration Date
A
Short 20+ Year Treasury
........................................................................
$ 513,269,644
Short Dow30
SM
...............................................................................
535,540,805
Short Financials
..............................................................................
94,271,994
Short FTSE China 50
...........................................................................
11,438,521
Short High Yield
..............................................................................
70,919,852
Short MidCap400
.............................................................................
55,412,462
Short MSCI EAFE
.............................................................................
147,495,071
Short MSCI Emerging Markets
...................................................................
191,864,523
Short QQQ
..................................................................................
864,237,291
Short Real Estate
.............................................................................
35,636,442
Short Russell2000
.............................................................................
745,672,927
Short S&P500
®
...............................................................................
4,150,051,613
Short SmallCap600
............................................................................
40,487,791
Ultra 7-10 Year Treasury
........................................................................
133,230,578
Ultra 20+ Year Treasury
.........................................................................
37,308,751
Ultra Communication Services
...................................................................
1,029,958
Ultra Consumer Discretionary
....................................................................
9,787,122
Ultra Consumer Staples
........................................................................
2,533,792
Ultra Dow30
SM
................................................................................
25,411,002
Ultra Energy
.................................................................................
10,070,377
Ultra Financials
...............................................................................
39,089,097
Ultra FTSE China 50
...........................................................................
19,997,149
Ultra FTSE Europe
............................................................................
620,042
Ultra Health Care
.............................................................................
29,041,245
Ultra High Yield
...............................................................................
4,610,751
Ultra Industrials
...............................................................................
8,724,995
Ultra Materials
...............................................................................
13,350,094
Ultra MidCap400
..............................................................................
145,750,323
Ultra MSCI Brazil Capped
.......................................................................
13,760,618
Ultra MSCI EAFE
..............................................................................
7,688,245
Ultra MSCI Emerging Markets
....................................................................
26,002,328
Ultra MSCI Japan
.............................................................................
2,684,806
Ultra Nasdaq Biotechnology
.....................................................................
149,273,953
Ultra Nasdaq Cloud Computing
...................................................................
1,773,623
Ultra Nasdaq Cybersecurity
......................................................................
906,921
Ultra QQQ
...................................................................................
1,186,355,918
Ultra Real Estate
..............................................................................
35,822,674
Ultra Russell2000
.............................................................................
147,291,820
Ultra S&P500
®
................................................................................
706,613,748
Ultra Semiconductors
..........................................................................
37,192,579
Ultra SmallCap600
............................................................................
9,101,917
Ultra Technology
..............................................................................
105,058,899
Ultra Utilities
.................................................................................
3,616,590
UltraPro Dow30
SM
.............................................................................
104,794,291
UltraPro MidCap400
...........................................................................
4,633,065
UltraPro QQQ
................................................................................
6,254,218,058
UltraPro Russell2000
...........................................................................
108,918,082
UltraPro S&P500
®
.............................................................................
1,064,459,657
UltraPro Short Dow30
SM
........................................................................
1,570,703,498
UltraPro Short MidCap400
......................................................................
57,113,374
UltraPro Short QQQ
...........................................................................
5,799,961,084
UltraPro Short Russell2000
......................................................................
541,911,100
UltraPro Short S&P500
®
........................................................................
4,176,651,680
UltraShort 7-10 Year Treasury
....................................................................
119,473,904
UltraShort 20+ Year Treasury
.....................................................................
4,617,568,564
UltraShort Consumer Discretionary
................................................................
17,736,071
UltraShort Consumer Staples
....................................................................
9,206,585
UltraShort Dow30
SM
...........................................................................
726,101,029
UltraShort Energy
.............................................................................
119,816,614
UltraShort Financials
...........................................................................
500,724,819

328 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2023:
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
No Expiration Date
A
UltraShort FTSE China 50
.......................................................................
$ 249,078,234
UltraShort FTSE Europe
........................................................................
261,003,474
UltraShort Health Care
.........................................................................
11,636,557
UltraShort Industrials
..........................................................................
20,960,293
UltraShort Materials
...........................................................................
85,574,296
UltraShort MidCap400
.........................................................................
54,942,939
UltraShort MSCI Brazil Capped
...................................................................
92,817,466
UltraShort MSCI EAFE
.........................................................................
23,123,976
UltraShort MSCI Emerging Markets
................................................................
165,762,273
UltraShort MSCI Japan
.........................................................................
27,382,710
UltraShort Nasdaq Biotechnology
.................................................................
74,923,039
UltraShort QQQ
..............................................................................
1,570,384,864
UltraShort Real Estate
..........................................................................
234,798,224
UltraShort Russell2000
.........................................................................
733,814,778
UltraShort S&P500
®
...........................................................................
5,157,405,906
UltraShort Semiconductors
......................................................................
51,549,361
UltraShort SmallCap600
........................................................................
31,345,701
UltraShort Technology
..........................................................................
30,760,273
UltraShort Utilities
.............................................................................
12,258,497
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Short 7-10 Year Treasury $ 75,473 $ —
Short 20+ Year Treasury 31,810,931 —
Short Dow30
SM
6,363,996 —
Short Financials 1,479,068 —
Short MSCI Emerging Markets 227,088 —
Short QQQ 8,133,168 —
Short Real Estate 1,211,065 —
Short Russell2000 50,224,569 —
Short SmallCap600 52,577 —
Ultra 20+ Year Treasury 188,704 —
Ultra Financials 38,282,852 —
UltraPro Short 20+ Year Treasury 5,236,864 —
UltraPro Short Dow30
SM
11,596,511 —
UltraPro Short Russell2000 4,297,523 —
UltraShort 7-10 Year Treasury 6,287,078 —
UltraShort 20+ Year Treasury 781,583 —
UltraShort Consumer Staples 57,292 —
UltraShort Dow30
SM
3,650,763 —
UltraShort Financials 1,162,380 —
UltraShort FTSE China 50 435,813 —
UltraShort FTSE Europe 38,797 —
UltraShort Industrials 148,671 —
UltraShort MidCap400 3,622 —
UltraShort MSCI Japan 43,985 —
UltraShort QQQ 39,991,354 —
UltraShort Russell2000 17,546,332 —
UltraShort S&P500
®
61,347,320 —

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 329
PROSHARES TRUST
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.
For the year ended May 31, 2024, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Short 7-10 Year Treasury
...
0.75% 0.10% $ 58,234 $ — $ — 0.95 % September 30, 2024
Short 20+ Year Treasury
....
0.75 0.10 — — — 0.95 September 30, 2024
Short Dow30
SM
...........
0.75 0.10 31,934 — — 0.95 September 30, 2024
Short Financials
..........
0.75 0.10 67,619 — — 0.95 September 30, 2024
Short FTSE China 50
......
0.75 0.10 55,104 7,347 26,843 0.95 September 30, 2024
Short High Yield
..........
0.75 0.10 78,316 — — 0.95 September 30, 2024
Short MidCap400
.........
0.75 0.10 65,013 3,344 — 0.95 September 30, 2024
Short MSCI EAFE
.........
0.75 0.10 88,723 — — 0.95 September 30, 2024
Short MSCI Emerging Markets 0.75 0.10 82,304 — — 0.95 September 30, 2024
Short QQQ
..............
0.75 0.10 352,161 — — 0.95 September 30, 2024
Short Real Estate
.........
0.75 0.10 66,604 — — 0.95 September 30, 2024
Short Russell2000
........
0.75 0.10 188,354 — — 0.95 September 30, 2024
Short S&P500
®
...........
0.75 0.10 — — — 0.95 September 30, 2024
Short SmallCap600
.......
0.75 0.10 64,732 — — 0.95 September 30, 2024
Ultra 7-10 Year Treasury
....
0.75 0.10 64,524 — — 0.95 September 30, 2024
Ultra 20+ Year Treasury
....
0.75 0.10 35,382 — — 0.95 September 30, 2024
Ultra Communication Services 0.75 0.10 16,792 2,239 85,981 0.95 September 30, 2024
Ultra Consumer Discretionary 0.75 0.10 102,740 — — 0.95 September 30, 2024
Ultra Consumer Staples
....
0.75 0.10 49,347 6,580 48,842 0.95 September 30, 2024
Ultra Dow30
SM
...........
0.75 0.10 29,131 — — 0.95 September 30, 2024
Ultra Energy
.............
0.75 0.10 102,755 — — 0.95 September 30, 2024
Ultra Financials
..........
0.75 0.10 — — — 0.95 September 30, 2024
Ultra FTSE China 50
.......
0.75 0.10 73,968 9,862 3,654 0.95 September 30, 2024
Ultra FTSE Europe
........
0.75 0.10 32,645 4,353 54,265 0.95 September 30, 2024
Ultra Health Care
.........
0.75 0.10 83,103 — — 0.95 September 30, 2024
Ultra High Yield
..........
0.75 0.10 90,563 — — 0.95 September 30, 2024
Ultra Industrials
..........
0.75 0.10 98,811 — — 0.95 September 30, 2024
Ultra Materials
...........
0.75 0.10 101,945 — — 0.95 September 30, 2024
Ultra MidCap400
.........
0.75 0.10 71,121 — — 0.95 September 30, 2024
Ultra MSCI Brazil Capped
..
0.75 0.10 34,701 4,627 48,323 0.95 September 30, 2024
Ultra MSCI EAFE
.........
0.75 0.10 70,554 9,407 2,462 0.95 September 30, 2024
Ultra MSCI Emerging Markets 0.75 0.10 87,792 — — 0.95 September 30, 2024
Ultra MSCI Japan
.........
0.75 0.10 65,291 8,705 21,513 0.95 September 30, 2024
Ultra Nasdaq Biotechnology
.
0.75 0.10 169,959 — — 0.95 September 30, 2024
Ultra Nasdaq Cloud Computing 0.75 0.10 21,859 2,915 90,634 0.95 September 30, 2024
Ultra Nasdaq Cybersecurity
.
0.75 0.10 20,671 2,756 59,823 0.95 September 30, 2024
Ultra QQQ *
.............
0.75 0.10 1,207,586 — — 0.95 September 30, 2024
Ultra Real Estate
.........
0.75 0.10 87,995 — — 0.95 September 30, 2024
Ultra Russell2000
.........
0.75 0.10 258,395 — — 0.95 September 30, 2024
Ultra S&P500
®
*
..........
0.75 0.10 144,631 — — 0.95 September 30, 2024

330 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to ex-
ceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of re-
coupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoupment of prior expenses waived and/or reimbursed by Advisor”. As of May 31, 2024, no commitment or contingent liability is expected.
The amounts eligible for recoupment and the date of expiration are as follows:
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Ultra Semiconductors
.....
0.75% 0.10% $ — $ — $ — 0.95 % September 30, 2024
Ultra SmallCap600
........
0.75 0.10 138,538 — — 0.95 September 30, 2024
Ultra Technology
.........
0.75 0.10 — — — 0.95 September 30, 2024
Ultra Utilities
............
0.75 0.10 75,515 10,068 13,881 0.95 September 30, 2024
UltraPro Dow30
SM
........
0.75 0.10 — — — 0.95 September 30, 2024
UltraPro MidCap400
......
0.75 0.10 158,964 — — 0.95 September 30, 2024
UltraPro QQQ *
...........
0.75 0.10 26,121,519 — — 0.95 September 30, 2024
UltraPro Russell2000
......
0.75 0.10 566,237 — — 0.95 September 30, 2024
UltraPro S&P500
®
........
0.75 0.10 — — — 0.95 September 30, 2024
UltraPro Short 20+ Year
Treasury
..............
0.75 0.10 24,499 — — 0.95 September 30, 2024
UltraPro Short Dow30
SM
....
0.75 0.10 — — — 0.95 September 30, 2024
UltraPro Short MidCap400
..
0.75 0.10 34,465 4,596 32,459 0.95 September 30, 2024
UltraPro Short QQQ *
......
0.75 0.10 1,087,982 — — 0.95 September 30, 2024
UltraPro Short Russell2000
.
0.75 0.10 135,861 — — 0.95 September 30, 2024
UltraPro Short S&P500
®
....
0.75 0.10 — — — 0.95 September 30, 2024
UltraShort 7-10 Year Treasury 0.75 0.10 56,442 — — 0.95 September 30, 2024
UltraShort 20+ Year Treasury 0.75 0.10 — — — 0.95 September 30, 2024
UltraShort Consumer
Discretionary
...........
0.75 0.10 12,623 1,683 56,078 0.95 September 30, 2024
UltraShort Consumer Staples 0.75 0.10 9,308 1,241 58,223 0.95 September 30, 2024
UltraShort Dow30
SM
.......
0.75 0.10 54,499 — — 0.95 September 30, 2024
UltraShort Energy
.........
0.75 0.10 61,692 — — 0.95 September 30, 2024
UltraShort Financials
......
0.75 0.10 67,099 — — 0.95 September 30, 2024
UltraShort FTSE China 50
..
0.75 0.10 93,412 — — 0.95 September 30, 2024
UltraShort FTSE Europe
....
0.75 0.10 69,945 — — 0.95 September 30, 2024
UltraShort Health Care
.....
0.75 0.10 10,242 1,366 57,183 0.95 September 30, 2024
UltraShort Industrials
......
0.75 0.10 18,118 2,416 47,710 0.95 September 30, 2024
UltraShort Materials
.......
0.75 0.10 12,695 1,693 56,489 0.95 September 30, 2024
UltraShort MidCap400
.....
0.75 0.10 15,814 2,109 55,182 0.95 September 30, 2024
UltraShort MSCI Brazil Capped 0.75 0.10 63,409 8,454 12,570 0.95 September 30, 2024
UltraShort MSCI EAFE
.....
0.75 0.10 11,921 1,589 69,580 0.95 September 30, 2024
UltraShort MSCI Emerging
Markets
..............
0.75 0.10 50,715 6,762 26,058 0.95 September 30, 2024
UltraShort MSCI Japan
....
0.75 0.10 35,831 4,777 39,190 0.95 September 30, 2024
UltraShort Nasdaq
Biotechnology
..........
0.75 0.10 33,907 4,521 27,801 0.95 September 30, 2024
UltraShort QQQ
..........
0.75 0.10 238,247 — — 0.95 September 30, 2024
UltraShort Real Estate
.....
0.75 0.10 62,186 — — 0.95 September 30, 2024
UltraShort Russell2000
.....
0.75 0.10 111,408 — — 0.95 September 30, 2024
UltraShort S&P500
®
.......
0.75 0.10 — — — 0.95 September 30, 2024
UltraShort Semiconductors
.
0.75 0.10 52,193 6,959 10,717 0.95 September 30, 2024
UltraShort SmallCap600
....
0.75 0.10 21,562 2,875 46,128 0.95 September 30, 2024
UltraShort Technology
.....
0.75 0.10 31,635 4,218 34,552 0.95 September 30, 2024
UltraShort Utilities
........
0.75 0.10 11,277 1,504 57,239 0.95 September 30, 2024
* Funds that reduce the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor. During the year ended May 31, 2024, advisory fees of $772,779 were waived for Ultra QQQ pursuant to this agreement, resulting in a net advisory fee of
0.73%. During the year ended May 31, 2024, advisory fees of $144,631 were waived for Ultra S&P 500 pursuant to this agreement, resulting in a net advisory fee of 0.75%. During the year ended May 31, 2024, advisory fees of $26,121,519 were waived for UltraPro QQQ pursuant to this agreement, resulting in a net advisory fee of 0.61%. During the year ended May 31, 2024, advisory fees of $89,390 were waived for
UltraPro Short QQQ pursuant to this agreement, resulting in a net advisory fee of 0.72%.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 331
PROSHARES TRUST
Expires September 30,
Fund 2024 2025 2026 2027 2028 2029
Total Amount
Eligible for
Recoupment
Short 7-10 Year Treasury
.........
$ 68,440 $ 58,236 $ 39,494 $ 4,634 $ 54,992 $ 37,298 $ 263,094
Short Dow30
SM
................
58,252 81,443 71,179 — 43,509 16,244 270,627
Short Financials
...............
67,106 66,465 67,738 63,344 62,972 48,607 376,232
Short FTSE China 50
............
72,169 73,907 69,478 89,557 86,187 62,745 454,043
Short High Yield
...............
67,482 89,319 73,328 63,664 95,987 55,785 445,565
Short MidCap400
..............
64,470 62,288 64,925 62,578 65,389 46,702 366,352
Short MSCI EAFE
..............
65,324 67,005 77,986 70,867 82,669 61,220 425,071
Short MSCI Emerging Markets
....
67,720 74,764 73,663 81,886 101,785 54,541 454,359
Short QQQ
...................
289,992 356,298 296,075 403,339 637,777 193,107 2,176,588
Short Real Estate
..............
68,486 68,631 72,237 63,254 71,901 46,472 390,981
Short Russell2000
..............
188,717 278,667 231,769 181,302 266,119 114,602 1,261,176
Short SmallCap600
.............
69,876 67,242 69,001 66,777 61,201 45,755 379,852
Ultra 7-10 Year Treasury
.........
89,428 90,240 91,778 89,206 55,323 43,213 459,188
Ultra 20+ Year Treasury
..........
92,526 88,560 86,760 78,895 38,163 21,425 406,329
Ultra Communication Services
....
108,608 107,921 108,243 111,291 113,719 68,403 618,185
Ultra Consumer Discretionary
.....
103,519 125,868 117,859 106,903 104,262 67,220 625,631
Ultra Consumer Staples
.........
105,592 122,429 108,679 122,716 110,620 67,644 637,680
Ultra Dow30
SM
.................
83,496 88,574 44,099 23,810 49,729 13,714 303,422
Ultra Energy
..................
128,797 139,377 103,663 92,512 106,280 70,192 640,821
Ultra Financials
................
— 77,936 — 3,013 — — 80,949
Ultra FTSE China 50
............
77,866 88,086 79,216 98,616 88,847 59,423 492,054
Ultra FTSE Europe
.............
67,523 68,397 91,549 83,233 78,643 65,532 454,877
Ultra Health Care
..............
135,285 131,973 94,412 121,233 120,036 45,789 648,728
Ultra High Yield
................
157,016 76,009 127,422 44,669 63,981 68,523 537,620
Ultra Industrials
................
101,797 124,278 143,038 104,318 116,750 61,312 651,493
Ultra Materials
................
101,333 104,481 92,884 110,973 100,812 69,716 580,199
Ultra MidCap400
...............
149,145 129,159 153,030 85,292 93,264 43,799 653,689
Ultra MSCI Brazil Capped
........
68,922 68,903 73,357 94,920 79,758 61,544 447,404
Ultra MSCI EAFE
...............
68,038 67,971 61,981 97,732 77,284 56,707 429,713
Ultra MSCI Emerging Markets
.....
64,469 67,179 74,970 82,325 75,443 62,564 426,950
Ultra MSCI Japan
..............
78,351 68,707 76,205 108,148 167,664 52,262 551,337
Ultra Nasdaq Biotechnology
......
348,301 239,152 310,901 235,559 201,238 102,520 1,437,671
Ultra Nasdaq Cloud Computing
....
— — 40,946 84,500 104,680 81,639 311,765
Ultra Nasdaq Cybersecurity
.......
— — 39,101 61,997 62,222 61,255 224,575
Ultra QQQ
....................
734,603 856,753 721,976 889,318 857,958 217,262 4,277,870
Ultra Real Estate
...............
116,571 141,016 99,269 114,980 101,822 54,631 628,289
Ultra Russell2000
..............
598,481 325,953 1,190,983 1,132,650 76,452 148,864 3,473,383
Ultra Semiconductors
...........
78,181 116,117 78,674 89,232 110,771 — 472,975
Ultra SmallCap600
.............
112,888 144,160 105,717 151,135 120,084 101,446 735,430
Ultra Technology
...............
52,557 100,677 — 35,534 5,234 — 194,002
Ultra Utilities
..................
102,810 121,341 137,989 86,840 112,177 63,146 624,303
UltraPro Dow30
SM
..............
60,283 78,444 — — — — 138,727
UltraPro MidCap400
............
112,697 132,762 108,219 208,021 129,805 114,685 806,189
UltraPro Russell2000
............
827,229 823,180 1,251,635 1,165,426 88,500 429,051 4,585,021
UltraPro Short 20+ Year Treasury
...
— — — — 69 29,086 29,155
UltraPro Short Dow30
SM
.........
43,563 105,555 100,679 — — — 249,797
UltraPro Short MidCap400
.......
72,678 70,658 73,860 71,947 68,028 48,827 405,998
UltraPro Short QQQ
............
465,760 788,628 705,136 750,180 1,375,086 691,653 4,776,443
UltraPro Short Russell2000
.......
98,638 150,084 160,458 136,242 152,656 89,251 787,329
UltraShort 7-10 Year Treasury
.....
38,596 53,252 46,329 27,548 50,469 38,435 254,629
UltraShort Consumer Discretionary
.
70,715 70,585 69,905 73,284 68,410 47,883 400,782
UltraShort Consumer Staples
.....
69,385 69,579 68,984 77,931 69,201 45,713 400,793
UltraShort Dow30
SM
............
73,406 98,336 79,732 51,568 70,454 31,451 404,947
UltraShort Energy
..............
67,749 67,234 64,443 72,145 64,701 40,538 376,810
UltraShort Financials
............
69,598 74,558 71,867 68,883 71,736 45,358 402,000
UltraShort FTSE China 50
........
84,460 90,775 74,667 96,597 92,984 64,829 504,312
UltraShort FTSE Europe
.........
66,712 68,772 66,885 79,728 75,212 47,656 404,965
UltraShort Health Care
..........
68,921 69,051 68,004 77,760 68,343 45,988 398,067
UltraShort Industrials
...........
69,530 70,135 68,882 79,531 68,892 45,447 402,417
UltraShort Materials
............
70,451 71,277 68,121 69,860 70,069 48,227 398,005
UltraShort MidCap400
..........
72,713 72,300 72,191 73,814 72,817 49,727 413,562
UltraShort MSCI Brazil Capped
....
62,331 63,948 70,621 96,983 74,762 58,186 426,831
UltraShort MSCI EAFE
..........
69,545 70,471 68,132 89,336 77,083 57,814 432,381
UltraShort MSCI Emerging Markets
.
67,151 69,292 69,189 88,250 75,105 58,340 427,327
UltraShort MSCI Japan
..........
68,641 68,361 68,340 89,339 73,615 55,214 423,510
UltraShort Nasdaq Biotechnology
..
73,296 73,070 67,920 74,186 67,539 44,007 400,018

332 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees”.
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees”. Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian Fees”.
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees”.
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Statements of Operations as “Trustees Fees”.
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances,
Expires September 30,
Fund 2024 2025 2026 2027 2028 2029
Total Amount
Eligible for
Recoupment
(continued)
UltraShort QQQ
...............
$ 230,252 $ 263,220 $ 185,861 $ 218,077 $ 308,243 $ 152,331 $ 1,357,984
UltraShort Real Estate
...........
81,940 87,665 74,474 71,701 71,012 41,386 428,178
UltraShort Russell2000
..........
115,973 148,967 123,449 117,432 126,649 71,798 704,268
UltraShort Semiconductors
.......
70,672 72,127 69,723 68,978 69,624 47,921 399,045
UltraShort SmallCap600
.........
70,540 69,711 71,020 70,968 70,218 47,952 400,409
UltraShort Technology
...........
71,059 72,086 68,752 73,598 67,410 47,668 400,573
UltraShort Utilities
..............
68,277 69,238 67,517 69,824 69,228 47,715 391,799

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 333
PROSHARES TRUST
the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:
11. Investment Transactions
For the year ended May 31, 2024, the cost of securities purchased and proceeds from sales of securities, excluding short-term se-
curities, derivatives and in-kind transactions, were:
12. In-Kind Transactions
During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares
(redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the
Funds recorded net realized gains and losses in connection with each transaction.
For the year ended May 31, 2024, the fair value of the securities transferred for redemptions, and the net realized gains (losses)
recorded in connection with the transactions were as follows:
For the periods ended
A
Year Ended
May 31, 2024
A
Year Ended
May 31, 2023
A
Short Dow30
SM
..................................................................
$ 3,442 $ —
Short QQQ
.....................................................................
218,730 —
Short S&P500
®
..................................................................
164,047 —
UltraPro Short Dow30
SM
...........................................................
14,131 —
UltraPro Short QQQ
..............................................................
1,062,300 —
UltraPro Short S&P500
®
...........................................................
207,515 —
UltraShort Dow30
SM
..............................................................
626 —
UltraShort QQQ
.................................................................
174,411 —
UltraShort S&P500
®
..............................................................
139,763 —
Fund
A
Purchases
A
Sales
A
Ultra Communication Services
.......................................................
$ 5,003,454 $ 7,081,515
Ultra Consumer Discretionary
........................................................
9,847,066 4,448,484
Ultra Consumer Staples
............................................................
2,872,513 1,373,653
Ultra Dow30
SM
....................................................................
183,721,310 9,589,710
Ultra Energy
.....................................................................
24,576,660 19,549,255
Ultra Financials
...................................................................
912,090,383 887,134,912
Ultra Health Care
.................................................................
7,159,733 2,264,597
Ultra Industrials
...................................................................
11,026,075 1,131,810
Ultra Materials
...................................................................
7,813,652 542,528
Ultra MidCap400
..................................................................
38,634,527 28,288,901
Ultra Nasdaq Biotechnology
.........................................................
20,924,376 26,271,921
Ultra Nasdaq Cloud Computing
.......................................................
2,038,241 1,270,000
Ultra QQQ
.......................................................................
3,269,245,048 894,239,200
Ultra Real Estate
..................................................................
14,347,883 10,657,924
Ultra Russell2000
.................................................................
86,393,946 54,125,392
Ultra S&P500
®
....................................................................
2,444,366,252 126,900,542
Ultra Semiconductors
..............................................................
485,380,616 322,365,012
Ultra SmallCap600
................................................................
9,029,844 9,151,388
Ultra Technology
..................................................................
201,979,413 73,186,471
Ultra Utilities
.....................................................................
7,611,987 307,110
UltraPro Dow30
SM
.................................................................
377,778,693 388,638,420
UltraPro MidCap400
...............................................................
12,829,436 9,599,087
UltraPro QQQ
....................................................................
15,795,237,508 2,517,220,846
UltraPro Russell2000
...............................................................
1,158,916,998 1,103,676,427
UltraPro S&P500
®
.................................................................
1,601,310,924 344,185,562

334 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
In addition, during the year, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2024, the fair value of the securities received for subscriptions were as follows:
13. Share Splits and Reverse Share Splits
Effective April 10, 2024, ProShares UltraShort Technology underwent a 1-for-2 reverse share split and cusip change and each of
ProShares UltraShort Semiconductors, ProShares UltraPro Short S&P 500, ProShares Short QQQ and ProShares UltraShort QQQ
underwent a 1-for-5 reverse share split and cusip change.
The effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the
Funds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in
Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
Ultra Consumer Discretionary
.....................................................
$ 11,696,574 $ 1,371,668
Ultra Consumer Staples
.........................................................
4,129,619 27,168
Ultra Dow30
SM
.................................................................
212,712,371 16,477,450
Ultra Energy
..................................................................
41,581,309 7,855,132
Ultra Financials
................................................................
73,890,611 14,118,299
Ultra Health Care
..............................................................
8,627,008 1,005,944
Ultra Industrials
................................................................
13,013,796 1,535,531
Ultra Materials
................................................................
14,222,455 1,283,703
Ultra MidCap400
...............................................................
31,513,288 7,840,894
Ultra Nasdaq Biotechnology
......................................................
36,242,843 6,041,222
Ultra Nasdaq Cloud Computing
....................................................
1,232,671 294,118
Ultra QQQ
....................................................................
3,458,565,123 563,904,145
Ultra Real Estate
...............................................................
11,784,138 1,117,961
Ultra S&P500
®
.................................................................
5,465,839,979 355,595,787
Ultra Semiconductors
...........................................................
138,476,172 62,850,947
Ultra SmallCap600
.............................................................
3,570,292 515,982
Ultra Technology
...............................................................
201,056,394 46,806,047
Ultra Utilities
..................................................................
5,667,830 311,356
UltraPro Dow30
SM
..............................................................
752,513,635 52,100,059
UltraPro MidCap400
............................................................
8,453,133 1,368,802
UltraPro QQQ
.................................................................
28,123,202,597 1,788,525,091
UltraPro Russell2000
............................................................
12,122,617 3,824,346
UltraPro S&P500
®
..............................................................
5,740,293,360 299,961,096
Fund
A
Fair Value
A
Ultra Communication Services
....................................................................
$ 3,244,627
Ultra Consumer Discretionary
.....................................................................
4,831,028
Ultra Consumer Staples
.........................................................................
1,687,537
Ultra Energy
..................................................................................
20,223,364
Ultra Financials
................................................................................
2,768,914
Ultra Health Care
..............................................................................
1,777,635
Ultra Industrials
................................................................................
2,380,022
Ultra Materials
................................................................................
6,041,142
Ultra MidCap400
...............................................................................
5,044,364
Ultra Nasdaq Biotechnology
......................................................................
28,000,718
Ultra Nasdaq Cloud Computing
....................................................................
1,248,239
Ultra QQQ
....................................................................................
1,303,699,024
Ultra Real Estate
...............................................................................
4,387,846
Ultra S&P500
®
.................................................................................
3,310,051,456
Ultra Semiconductors
...........................................................................
215,066,773
Ultra SmallCap600
.............................................................................
1,433,946
Ultra Technology
...............................................................................
30,408,969
Ultra Utilities
..................................................................................
3,320,707
UltraPro Dow30
SM
..............................................................................
621,927,916
UltraPro MidCap400
............................................................................
4,090,762
UltraPro QQQ
.................................................................................
15,130,667,545
UltraPro Russell2000
............................................................................
18,261,228
UltraPro S&P500
®
..............................................................................
4,118,369,967

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 335
PROSHARES TRUST
portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.
14. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, securities and index-
es, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instru-
ments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Leverage Risk
Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their invest-
ment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.
Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Correlation Risk
There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof.
Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percent-
age change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of deriv-
atives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each
Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the secu-

336 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
rities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index re-
constitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
At May 31, 2024, the ProShares Short 20+ Year Treasury, ProShares Short FTSE China 50, ProShares Ultra Communications
Services, ProShares Ultra Financials, ProShares Ultra FTSE Europe, ProShares Ultra High Yield, ProShares Ultra Industrials,
ProShares Ultra MSCI EAFE, ProShares Ultra Nasdaq Cybersecurity, ProShares Ultra Semiconductors, ProShares UltraPro
QQQ
®
,  ProShares UltraPro Short 20+ Year Treasury,  ProShares UltraPro Short MidCap400,  ProShares UltraShort 7-10 Year
Treasury, ProShares UltraShort FTSE China 50 and  ProShares UltraShort Nasdaq Biotechnology Funds had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Foreign Currency Risk
Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies.
Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars.
The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees may be imposed on foreign currency holdings.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 337
PROSHARES TRUST
Debt Instrument Risk
Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.

338 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
15. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
16. Transactions with Lehman Brothers Holdings, Inc.
On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds trans-
acted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.
To the extent that Lehman, the Securities Investor Protection Corporation (“SIPC”) and/or any clearing agency (the “Potential Pay-
ing Parties”) fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the
Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment ad-
viser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relat-
ing to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in “Due from (to) counterparty” and “Receivable for investments sold”, respectively, on the Statements of Assets and
Liabilities.
17. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM :: 339
PROSHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProShares Trust and Shareholders of each of the eighty-one funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table be-
low (eighty-one of the funds constituting ProShares Trust, hereafter collectively referred to as the "Funds") as of May 31, 2024, the related statements of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2024, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and perform-
ing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
July 26, 2024
We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.
Short 7-10 Year Treasury
Short 20+ Year Treasury
Short Dow30
SM
Short Financials
Short FTSE China 50
Short High Yield
Short MidCap400
Short MSCI EAFE
Short MSCI Emerging Markets
Short QQQ
Short Real Estate
Short Russell2000
Short S&P500
®
Short SmallCap600
Ultra 7-10 Year Treasury
Ultra 20+ Year Treasury
Ultra Communication Services
Ultra Consumer Discretionary
Ultra Consumer Staples
Ultra Dow30
SM
Ultra Energy
Ultra Financials
Ultra FTSE China 50
Ultra FTSE Europe
Ultra Health Care
Ultra High Yield
Ultra Industrials
Ultra Materials
Ultra MidCap400
Ultra MSCI Brazil Capped
Ultra MSCI EAFE
Ultra MSCI Emerging Markets
Ultra MSCI Japan
Ultra Nasdaq Biotechnology
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cybersecurity
Ultra QQQ
Ultra Real Estate
Ultra Russell2000
Ultra S&P500
®
Ultra Semiconductors
Ultra SmallCap600
Ultra Technology
Ultra Utilities
UltraPro Dow30
SM
UltraPro MidCap400
UltraPro QQQ
UltraPro Russell2000
UltraPro S&P500
®
UltraPro Short 20+ Year Treasury
UltraPro Short Dow30
SM
UltraPro Short MidCap400
UltraPro Short QQQ
UltraPro Short Russell2000
UltraPro Short S&P500
®
UltraShort 7-10 Year Treasury
UltraShort 20+ Year Treasury
UltraShort Consumer Discretionary
UltraShort Consumer Staples
UltraShort Dow30
SM
UltraShort Energy
UltraShort Financials
UltraShort FTSE China 50
UltraShort FTSE Europe
UltraShort Health Care
UltraShort Industrials
UltraShort Materials
UltraShort MidCap400
UltraShort MSCI Brazil Capped
UltraShort MSCI EAFE
UltraShort MSCI Emerging Markets
UltraShort MSCI Japan
UltraShort Nasdaq Biotechnology
UltraShort QQQ
UltraShort Real Estate
UltraShort Russell2000
UltraShort S&P500
®
UltraShort Semiconductors
UltraShort SmallCap600
UltraShort Technology
UltraShort Utilities

340 :: MISC. INFORMATION
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2023 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2023. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds desig-
nated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2023.
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2023, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds with Equalization
For the tax year ended October 31, 2023, the following Fund utilized equalization to offset long-term capital gains with the amounts stated below:
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com
Fund Long-Term
UltraPro Short 20+ Year Treasury
....................
$245,055

Form N-CSR – Items 8-11 (unaudited) :: 341
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not Applicable.
Item 10. Renumeration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the fiscal year ended May 31, 2024, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management In-
vestment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.

© 2024 ProShare Advisors LLC. All rights reserved.
PSGAN0524
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com
This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“QQQ”, “Nasdaq-100
®
” and “Nasdaq Biotechnology Index
®
” are trademarks of The Nasdaq OMX Group, Inc. “Standard & Poor’s
®
”, “S&P
®
”,
“S&P 500
®
”, “S&P MidCap 400
®
”, “S&P SmallCap 600
®
”, “Standard & Poor’s 500
®
”, certain “S&P Select Industry Indices”, “Dow Jones
Index”, “DJ”, “Dow Jones Industrial Average
SM
”, “The Dow 30
SM
”, “Dow Jones U.S. Sector Indexes”, “Dow Jones Select Sector Indexes” are
products of S&P Dow Jones Indices LLC and its affiliates. The “Russell 2000
®
Index” and “Russell
®
” are trademarks of Russell Investment
Group. “MSCI”, “MSCI Inc.”, “MSCI Index” and “EAFE” are service marks of MSCI. “ICE U.S. 7-10 Year Bond Index
TM
” and “ICE U.S. 20+ Year
Bond Index
TM
” are trademarks of Intercontinental Exchange, Inc. “iBoxx
®
” is a registered trademark of Markit Indices Limited. All have been licensed for use by ProShares. “S&P
®
” is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. “FTSE
®
” is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International
Limited (“FTSE”) under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
ANNUAL FINANCIAL STATEMENTS
MAY 31, 2024
Bitcoin & Ether Equal Weight Strategy ETF * BETE
Bitcoin & Ether Market Cap Weight Strategy ETF * BETH
Bitcoin Strategy ETF * BITO
Ether Strategy ETF * EETH
Short Bitcoin Strategy ETF* BITI
Short Ether Strategy ETF* SETH
Ultra Bitcoin ETF* BITU
UltraShort Bitcoin ETF* SBIT
*
The Bitcoin & Ether Equal Weight Strategy ETF, Bitcoin & Ether Market Cap Weight Strategy ETF, Bitcoin Strategy ETF, Ether Strategy
ETF, Short Bitcoin Strategy ETF, Short Ether Strategy ETF, Ultra Bitcoin ETF and UltraShort Bitcoin ETF funds are consolidated with
Cayman Bitcoin & Ether Equal Weight Strategy Portfolio, Cayman Bitcoin & Ether Market Cap Weight Strategy Portfolio, Cayman Bitcoin
Strategy Portfolio, Cayman Ether Strategy Portfolio, Cayman Bitcoin Inverse Strategy Portfolio, Cayman Short Ether Strategy Portfolio,
Cayman Ultra Bitcoin Portfolio and Cayman UltraShort Bitcoin Portfolio, respectively. A claim of exemption pursuant to the Commodity
Futures Trading Commission (“CFTC”) Rule 4.7 has been made by the Investment Adviser with respect to these funds. The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC.

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I Shareholder Letter
1 Consolidated Schedule of Portfolio
Investments
10 Consolidated Statements of Assets
and Liabilities
13 Consolidated Statements of
Operations
16 Cosolidated Statements of Changes
in Net Assets
20 Consolidated Financial Highlights
26 Notes to Financial Statements
42 Report of Independent Registered
Public Accounting Firm
43 Miscellaneous Information
44 Form N-CSR – Items 8-11

PROSHARES.COM :: I
DEAR SHAREHOLDER:
Given the promise and potential of innovations like cryptocur-
rencies, ProShares is committed to providing you, our inves-
tors, with an expanding array of products and services designed to help keep pace with today’s rapidly developing crypto-relat-
ed investment landscape. Following is the ProShares Cryp-
to-Linked Strategies Annual Report for the 12 months ended
May 31, 2024.
A Slow Start Leads to an Extended Rally
Cryptocurrencies were roughly flat from the start of the pe-
riod through the end of summer 2023, as measured by the
Bloomberg Galaxy Crypto Index (BGCI). Beginning in October,
however, cryptocurrencies began a dramatic rally, with the
BGCI ending the period up 136.1%. Bitcoin performed particu-
larly well, gaining 150.1% for the full period, according to the
Bloomberg Bitcoin Index. Ether posted strong gains for the pe-
riod as well, up 102.7%, according to the Bloomberg Ethereum
Index.
There were a variety of influences behind this eight-month
rally, likely including the increased adoption of crypto and blockchain technology among major financial institutions, im-
proved industry stabilization following the disruptive collapse of crypto exchange FTX, and anticipation of an evolving regu-
latory environment leading to new crypto-related product inno-
vation. Also potentially extending the rally were expectations surrounding the fourth bitcoin “halving,” which took place in
April, when the amount of rewards given to bitcoin miners for confirming transactions was cut in half, reducing the rate at which new bitcoin are created.
Increasing Crypto Market Adoption Continues, Despite
Challenges
Cryptocurrencies have become significantly more integrated
into the financial services industry and our day-to-day lives.
They are a growing part of the broad transformation of the
infrastructure supporting our financial system—a transforma-
tion that includes the use of the blockchain and other emerging technologies. The challenges of spot cryptocurrency markets
over the past few years should not be entirely overlooked. In particular, there remain concerns over the practices of largely unregulated cryptocurrency exchanges and other third-party
service providers.
ProShares’ Expanding Lineup Provides an Array
of Solutions to Investors Seeking Crypto-Linked Returns
Whether prices are rising or falling, ProShares crypto-linked strategies offer investors a variety of ways to target the perfor-
mance of the world’s two largest cryptocurrencies, bitcoin and ether. During the reporting period, ProShares significantly ex-
panded its crypto-linked ETF lineup to eight funds:
Bitcoin Strategy ETF (BITO)
Short Bitcoin Strategy ETF (BITI)
Ether Strategy ETF (EETH)
—launched September 2023
Bitcoin & Ether Market Cap Weight Strategy ETF (BETH)
—
launched September 2023
Bitcoin & Ether Equal Weight Strategy ETF (BETE)
—
launched September 2023
Short Ether Strategy ETF (SETH)
Ultra Bitcoin ETF (BITU)
—launched April 2024
UltraShort Bitcoin ETF (SBIT)
—launched April 2024

II :: PROSHARES.COM
At ProShares, we have a long and successful history of pioneer-
ing some of the industry’s most innovative ETF strategies. Our newest crypto-linked funds build on this tradition, providing investors with a breadth of choices that allow them to adapt their investments to their latest market views. We thank you for the trust and confidence you have placed in us by choosing
ProShares, and we appreciate the opportunity to continue serv-
ing your investment needs.
Sincerely,
Michael L. Sapir
Chairman of the Board of Trustees

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2024 :: 1
PROSHARES TRUST
CONSOLIDATED SCHEDULE
OF PORTFOLIO INVESTMENTS

BITCOIN & ETHER EQUAL WEIGHT STRATEGY ETF :: MAY 31, 2024
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
BETE
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 65 .9%
Repurchase Agreements (a) — 65 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $3,698,863
(Cost $3,697,226) $ 3,697,226 $ 3,697,226
Total Investments — 65.9%
(Cost $3,697,226) 3,697,226
Other assets less liabilities — 34.1% 1,914,502
Net Assets — 100.0% $ 5,611,728
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,627
Aggregate gross unrealized depreciation (53,866)
Net unrealized depreciation $ (44,239)
Federal income tax cost $ 3,697,226
Futures Contracts Purchased
Bitcoin & Ether Equal Weight Strategy ETF had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
CME Bitcoin 8 6/28/2024 U.S. Dollar $ 2,721,400 $ (52,536)
CME Ether 14 6/28/2024 U.S. Dollar 2,666,300 9,627
CME Micro Bitcoin 10 6/28/2024 U.S. Dollar 68,035 (1,330)
$ (44,239)

MAY 31, 2024 :: BITCOIN & ETHER MARKET CAP WEIGHT STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
BETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 65 .4%
Repurchase Agreements (a) — 65 .4%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $5,323,639
(Cost $5,321,282) $ 5,321,282 $ 5,321,282
Total Investments — 65.4%
(Cost $5,321,282) 5,321,282
Other assets less liabilities — 34.6% 2,819,945
Net Assets — 100.0% $ 8,141,227
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,564
Aggregate gross unrealized depreciation (111,639)
Net unrealized depreciation $ (104,075)
Federal income tax cost $ 5,321,282
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight Strategy ETF had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
CME Bitcoin 17 6/28/2024 U.S. Dollar $ 5,782,975 $ (111,639)
CME Ether 11 6/28/2024 U.S. Dollar 2,094,950 7,564
$ (104,075)

BITCOIN STRATEGY ETF :: MAY 31, 2024
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
BITO
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 68 .9%
Repurchase Agreements (a) — 21 .3%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $442,608,719
(Cost $442,412,728) $ 442,412,728 $ 442,412,728
U.S. Treasury Obligations — 47 .6%
U.S. Treasury Bills
5.32%, 8/8/2024 (b)
(Cost $990,092,778) 1,000,000,000 990,393,330
Total Short-Term Investments
(Cost $1,432,505,506) 1,432,806,058
Total Investments — 68.9%
(Cost $1,432,505,506) 1,432,806,058
Other assets less liabilities — 31.1% 646,367,752
Net Assets — 100.0% $ 2,079,173,810
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 19,362,977
Aggregate gross unrealized depreciation (12,390,588)
Net unrealized appreciation $ 6,972,389
Federal income tax cost $ 1,432,505,506
Futures Contracts Purchased
Bitcoin Strategy ETF had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
CME Bitcoin 3,599 6/28/2024 U.S. Dollar $ 1,224,289,825 $ 14,927,290
CME Bitcoin 1,880 7/26/2024 U.S. Dollar 644,887,000 (12,390,588)
$ 2,536,702
Swap Agreements
a
Bitcoin Strategy ETF had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
72,432,084 6/6/2024
Societe
Generale 1.00%
S&P CME Bitcoin
Futures Index 4,135,135 (4,135,135) — —
72,432,084 4,135,135
Total Unrealized
Appreciation
4,135,135
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ETHER STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
EETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 63 .2%
Repurchase Agreements (a) — 63 .2%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $64,631,603
(Cost $64,602,982) $ 64,602,982 $ 64,602,982
Total Investments — 63.2%
(Cost $64,602,982) 64,602,982
Other assets less liabilities — 36.8% 37,602,682
Net Assets — 100.0% $ 102,205,664
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (24,349)
Net unrealized depreciation $ (24,349)
Federal income tax cost $ 64,602,982
Futures Contracts Purchased
Ether Strategy ETF had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 523 6/28/2024 U.S. Dollar $ 99,605,350 $ (24,349)

SHORT BITCOIN STRATEGY ETF :: MAY 31, 2024
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
BITI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 68 .6%
Repurchase Agreements (a) — 68 .6%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $54,044,463
(Cost $54,020,531) $ 54,020,531 $ 54,020,531
Total Investments — 68.6%
(Cost $54,020,531) 54,020,531
Other assets less liabilities — 31.4% 24,726,774
Net Assets — 100.0% $ 78,747,305
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 688,868
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 688,868
Federal income tax cost $ 54,020,531
Futures Contracts Sold
Short Bitcoin Strategy ETF had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 230 6/28/2024 U.S. Dollar $ 78,240,250 $ 688,868

MAY 31, 2024 :: SHORT ETHER STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
SETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 63 .9%
Repurchase Agreements (a) — 63 .9%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $4,430,004
(Cost $4,428,043) $ 4,428,043 $ 4,428,043
Total Investments — 63.9%
(Cost $4,428,043) 4,428,043
Other assets less liabilities — 36.1% 2,496,857
Net Assets — 100.0% $ 6,924,900
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (25,853)
Net unrealized depreciation $ (25,853)
Federal income tax cost $ 4,428,043
Futures Contracts Sold
Short Ether Strategy ETF had the following open short futures contracts as of May 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Ether 36 6/28/2024 U.S. Dollar $ 6,856,200 $ (25,570)
CME Micro Ether 140 6/28/2024 U.S. Dollar 53,326 (283)
$ (25,853)

ULTRA BITCOIN ETF :: MAY 31, 2024
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
BITU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 32.6%
Repurchase Agreements (a) — 23.5%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $51,024,422
(Cost $51,001,828) $ 51,001,828 $ 51,001,828
U.S. Treasury Obligations (b) — 9.1%
U.S. Treasury Bills
5.32%, 8/8/2024 (c)
(Cost $19,801,840) 20,000,000 19,807,866
Total Short-Term Investments
(Cost $70,803,668) 70,809,694
Total Investments — 32.6%
(Cost $70,803,668) 70,809,694
Other assets less liabilities — 67.4% 146,131,318
Net Assets — 100.0% $ 216,941,012
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $18,011,368.
(c) The rate shown was the current yield as of May 31, 2024.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,966,014
Aggregate gross unrealized depreciation (2,502,599)
Net unrealized depreciation $ (536,585)
Federal income tax cost $ 70,803,668
Futures Contracts Purchased
Ultra Bitcoin ETF had the following open long futures contracts as of May 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 345 7/26/2024 U.S. Dollar $ 118,343,625 $ (2,420,872)
Swap Agreements
a
Ultra Bitcoin ETF had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
131,148,257 11/6/2025
Goldman Sachs
International 8.33% iShares Bitcoin Trust 1,959,988 (1,959,988) — —
185,443,541 11/6/2025
Nomura Global
Financial
Products Inc. 6.83% iShares Bitcoin Trust (81,727) — 81,727 —
316,591,798 1,878,261
Total Unrealized
Appreciation
1,959,988
Total Unrealized
Depreciation
(81,727)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2024 :: ULTRASHORT BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
SBIT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 46 .8%
Repurchase Agreements (a) — 46 .8%
Repurchase Agreements
with various counterparties,
rates 5.25% - 5.32%, dated
5/31/2024, due 6/3/2024, total
to be received $4,909,987
(Cost $4,907,812) $ 4,907,812 $ 4,907,812
Total Investments — 46.8%
(Cost $4,907,812) 4,907,812
Other assets less liabilities — 53.2% 5,581,451
Net Assets — 100.0% $ 10,489,263
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2024, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (3,017,147)
Net unrealized depreciation $ (3,017,147)
Federal income tax cost $ 4,907,812
Swap Agreements
a
UltraShort Bitcoin ETF had the following open non-exchange traded total return swap agreements as of May 31, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,124,362) 11/6/2025
Goldman Sachs
International (5.33)% iShares Bitcoin Trust (654,873) — 654,873 —
(17,797,340) 12/5/2025
Nomura Global
Financial
Products Inc. (4.83)% iShares Bitcoin Trust (2,362,274) — 2,362,274 —
(20,921,702) (3,017,147)
Total Unrealized
Depreciation
(3,017,147)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

10 :: MAY 31, 2024 :: CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF ASSETS
AND LIABILITIES

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2024 :: 11
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin &
Ether Equal
Weight
Strategy ETF
Bitcoin &
Ether Market
Cap Weight
Strategy ETF
Bitcoin
Strategy ETF
Ether Strategy
ETF
Short Bitcoin
Strategy ETF
ASSETS:
Securities and Repurchase Agreements, at cost $ 3,697,226 $ 5,321,282 $ 1,432,505,506 $ 64,602,982 $ 54,020,531
Securities, at value — — 990,393,330 — —
Repurchase Agreements, at value 3,697,226 5,321,282 442,412,728 64,602,982 54,020,531
Cash 361,287 653,950 105,148,904 4,123,229 4,589,756
Segregated cash balances with brokers for futures
contracts 1,528,312 2,148,911 541,031,073 29,583,077 20,655,427
Segregated cash balances with custodian for swap
agreements — — 27,302,352 — —
Segregated cash balances with Authorized Participant
for deposit securities — 24,978 — — —
Interest receivable 4,704 6,913 2,018,131 75,305 65,540
Receivable for capital shares issued — — 6,588 4,085,993 167
Receivable for variation margin on futures contracts 24,361 — 54,253,845 162,393 1,119,299
Unrealized appreciation on non-exchange traded swap
agreements — — 4,135,135 — —
Total Assets 5,615,890 8,156,034 2,166,702,086 102,632,979 80,450,720
LIABILITIES:
Payable for capital shares redeemed — — 65,769,862 — 1,630,584
Payable to Advisor 4,125 6,155 1,706,640 65,265 71,839
Trustee fees payable 29 40 15,287 352 551
Compliance services fees payable 8 11 7,977 84 441
Payable for variation margin on futures contracts — 8,601 20,028,510 361,614 —
Total Liabilities 4,162 14,807 87,528,276 427,315 1,703,415
NET ASSETS
$ 5,611,728 $ 8,141,227 $ 2,079,173,810 $ 102,205,664 $ 78,747,305
NET ASSETS CONSIST OF:
Paid in Capital $ 4,152,612 $ 5,982,348 $ 2,098,398,920 $ 82,645,600 $ 223,006,069
Distributable earnings (loss) 1,459,116 2,158,879 (19,225,110) 19,560,064 (144,258,764)
NET ASSETS
$ 5,611,728 $ 8,141,227 $ 2,079,173,810 $ 102,205,664 $ 78,747,305
Shares (unlimited number of shares authorized, no par
value) 70,000 100,000 76,100,001 1,250,000 10,420,000
Net Asset Value $ 80.17 $ 81.41 $ 27.32 $ 81.76 $ 7.56

12 :: MAY 31, 2024 :: CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Ether
Strategy ETF
Ultra Bitcoin
ETF
UltraShort
Bitcoin ETF
ASSETS:
Securities and Repurchase Agreements, at cost $ 4,428,043 $ 70,803,668 $ 4,907,812
Securities, at value — 19,807,866 —
Repurchase Agreements, at value 4,428,043 51,001,828 4,907,812
Cash 459,294 4,669,327 —
Segregated cash balances with brokers for futures contracts 2,052,173 47,176,504 —
Segregated cash balances with custodian for swap agreements — 93,048,096 8,607,872
Interest receivable 4,974 81,579 718
Receivable for capital shares issued — 253 —
Receivable for variation margin on futures contracts — 1,860,639 —
Unrealized appreciation on non-exchange traded swap agreements — 1,959,988 —
Total Assets 6,944,484 219,606,080 13,516,402
LIABILITIES:
Cash overdraft — — 500
Payable for capital shares redeemed — 2,444,557 —
Payable to Advisor 4,536 138,487 9,467
Trustee fees payable 14 287 24
Compliance services fees payable 3 10 1
Payable for variation margin on futures contracts 15,031 — —
Unrealized depreciation on non-exchange traded swap agreements — 81,727 3,017,147
Total Liabilities 19,584 2,665,068 3,027,139
NET ASSETS
$ 6,924,900 $ 216,941,012 $ 10,489,263
NET ASSETS CONSIST OF:
Paid in Capital $ 8,525,222 $ 215,899,237 $ 12,344,124
Distributable earnings (loss) (1,600,322) 1,041,775 (1,854,861)
NET ASSETS
$ 6,924,900 $ 216,941,012 $ 10,489,263
Shares (unlimited number of shares authorized, no par value) 410,001 6,210,001 280,001
Net Asset Value $ 16.89 $ 34.93 $ 37.46

CONSOLIDATED STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2024 :: 13
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF
OPERATIONS

14 :: FOR THE PERIODS ENDED MAY 31, 2024 :: CONSOLIDATED STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Bitcoin & Ether
Equal Weight
Strategy ETF
Bitcoin & Ether
Market Cap
Weight Strategy
ETF
Bitcoin Strategy
ETF
Ether Strategy
ETF
Short Bitcoin
Strategy ETF
September 29,
2023
*
through
May 31, 2024
September 29,
2023
*
through
May 31, 2024
Year Ended
May 31, 2024
September 29,
2023
*
through
May 31, 2024
Year Ended
May 31, 2024
INVESTMENT INCOME:
Interest $ 99,622 $ 136,698 $ 77,119,431 $ 1,148,899 $ 3,504,688
Total Investment Income 99,622 136,698 77,119,431 1,148,899 3,504,688
EXPENSES:
Advisory fees (Note 4) 20,659 28,603 15,344,018 239,038 737,810
Trustees fees (Note 5) 41 56 33,118 451 1,653
Compliance services fees (Note 4) 8 11 8,880 85 470
Interest expense 1,267 1,493 — 12,918 34,804
Excise tax — 72 — 49 —
Futures Commission Merchant fees 8 8 — 9 23,660
Total Gross Expenses before fees waived and/or
reimbursed 21,983 30,243 15,386,016 252,550 798,397
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (1,275) (1,501) — (12,927) (35,261)
Total Net Expenses   20,708 28,742 15,386,016 239,623 763,136
Net Investment Income (Loss) 78,914 107,956 61,733,415 909,276 2,741,552
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 6 2 (25,402) (2) 731
Expiration or closing of futures contracts 1,925,428 2,840,873 1,249,228,589 21,526,379 (75,218,481)
Expiration or closing of non-exchange traded swap
agreements — — 4,340,098 — —
Net realized gain (loss) 1,925,434 2,840,875 1,253,543,285 21,526,377 (75,217,750)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — — 237,722 — (6,911)
Futures contracts (44,239) (104,075) 26,438,995 (24,349) 1,718,163
Non-exchange traded swap agreements — — 4,135,135 — —
Change in net unrealized appreciation/depreciation (44,239) (104,075) 30,811,852 (24,349) 1,711,252
Net realized and unrealized gain (loss) 1,881,195 2,736,800 1,284,355,137 21,502,028 (73,506,498)
Change in Net Assets Resulting from Operations $ 1,960,109 $ 2,844,756 $ 1,346,088,552 $ 22,411,304 $ (70,764,946)
* Commencement of investment operations.

CONSOLIDATED STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED MAY 31, 2024 :: 15
PROSHARES TRUST
See accompanying notes to the financial statements
Short Ether
Strategy ETF Ultra Bitcoin ETF
UltraShort
Bitcoin ETF
November 1,
2023
*
through
May 31, 2024
April 1, 2024
*
through May 31,
2024
April 1, 2024
*
through May 31,
2024
INVESTMENT INCOME:
Interest $ 53,563 $ 496,200 $ 38,462
Total Investment Income 53,563 496,200 38,462
EXPENSES:
Advisory fees (Note 4) 11,038 199,459 14,618
Trustees fees (Note 5) 18 287 24
Compliance services fees (Note 4) 3 10 1
Interest expense 805 — —
Excise tax 4 — —
Total Gross Expenses before fees waived and/or reimbursed 11,868 199,756 14,643
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (805) — —
Total Net Expenses   11,063 199,756 14,643
Net Investment Income (Loss) 42,500 296,444 23,819
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts (1,600,922) 1,343,157 —
Expiration or closing of non-exchange traded swap agreements — — 1,144,718
Net realized gain (loss) (1,600,922) 1,343,157 1,144,718
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments — 6,026 —
Futures contracts (25,853) (2,420,872) —
Non-exchange traded swap agreements — 1,878,261 (3,017,147)
Change in net unrealized appreciation/depreciation (25,853) (536,585) (3,017,147)
Net realized and unrealized gain (loss) (1,626,775) 806,572 (1,872,429)
Change in Net Assets Resulting from Operations $ (1,584,275) $ 1,103,016 $ (1,848,610)
* Commencement of investment operations.

16 :: FOR THE PERIODS INDICATED :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF CHANGES
IN NET ASSETS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 17
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin & Ether Equal
Weight Strategy ETF
Bitcoin & Ether Market
Cap Weight Strategy
ETF Bitcoin Strategy ETF
September 29, 2023
*
through  May 31, 2024
September 29, 2023
*
through  May 31, 2024
Year Ended May 31,
2024
Year Ended May 31,
2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 78,914 $ 107,956 $ 61,733,415 $ 8,772,399
Net realized gain (loss) 1,925,434 2,840,875 1,253,543,285 (105,504,830)
Change in net unrealized appreciation/
depreciation (44,239) (104,075) 30,811,852 (21,909,153)
Change in net assets resulting from
operations 1,960,109 2,844,756 1,346,088,552 (118,641,584)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (500,993) (685,877) (473,264,643) (62,858,434)
Total distributions (500,993) (685,877) (473,264,643) (62,858,434)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,605,590 6,899,016 2,496,095,742 1,042,452,625
Cost of shares redeemed (851,878) (1,314,268) (2,180,988,858) (793,632,666)
Change in net assets resulting from
capital transactions 3,753,712 5,584,748 315,106,884 248,819,959
Change in net assets 5,212,828 7,743,627 1,187,930,793 67,319,941
NET ASSETS:
Beginning of period $ 398,900 $ 397,600 $ 891,243,017 $ 823,923,076
End of period $ 5,611,728 $ 8,141,227 $ 2,079,173,810 $ 891,243,017
SHARE TRANSACTIONS:
Beginning of period 10,000 10,000 57,380,001 41,910,001
Issued 70,000 110,000 115,630,000 73,000,000
Redeemed (10,000) (20,000) (96,910,000) (57,530,000)
Shares outstanding, end of period 70,000 100,000 76,100,001 57,380,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

18 :: FOR THE PERIODS INDICATED :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ether Strategy ETF Short Bitcoin Strategy ETF
Short Ether Strategy
ETF
September 29, 2023
*
through  May 31, 2024
Year Ended May 31,
2024
June 19, 2022
*
through  May 31, 2023
November 1, 2023
*
through  May 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 909,276 $ 2,741,552 $ 944,379 $ 42,500
Net realized gain (loss) 21,526,377 (75,217,750) (70,366,529) (1,600,922)
Change in net unrealized appreciation/
depreciation (24,349) 1,711,252 (1,022,384) (25,853)
Change in net assets resulting from
operations 22,411,304 (70,764,946) (70,444,534) (1,584,275)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (2,852,776) (2,221,531) (415,727) (16,047)
Total distributions (2,852,776) (2,221,531) (415,727) (16,047)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 101,653,423 280,756,570 384,618,160 10,737,031
Cost of shares redeemed (19,407,887) (228,889,524) (214,296,663) (2,211,809)
Change in net assets resulting from
capital transactions 82,245,536 51,867,046 170,321,497 8,525,222
Change in net assets 101,804,064 (21,119,431) 99,461,236 6,924,900
NET ASSETS:
Beginning of period $ 401,600 $ 99,866,736 $ 405,500 $ —
End of period $ 102,205,664 $ 78,747,305 $ 99,866,736 $ 6,924,900
SHARE TRANSACTIONS:
Beginning of period 10,000 4,620,000 10,000 —
Issued 1,530,000 24,980,000 12,230,000 540,001
Redeemed (290,000) (19,180,000) (7,620,000) (130,000)
Shares outstanding, end of period 1,250,000 10,420,000 4,620,000 410,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 19
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Bitcoin ETF UltraShort Bitcoin ETF
April 1, 2024
*
through  May 31, 2024
April 1, 2024
*
through  May 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 296,444 $ 23,819
Net realized gain (loss) 1,343,157 1,144,718
Change in net unrealized appreciation/depreciation (536,585) (3,017,147)
Change in net assets resulting from operations 1,103,016 (1,848,610)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (61,241) (6,251)
Total distributions (61,241) (6,251)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 227,130,875 22,968,613
Cost of shares redeemed (11,231,638) (10,624,489)
Change in net assets resulting from capital transactions 215,899,237 12,344,124
Change in net assets 216,941,012 10,489,263
NET ASSETS:
Beginning of period $ — $ —
End of period $ 216,941,012 $ 10,489,263
SHARE TRANSACTIONS:
Beginning of period — —
Issued 6,550,001 550,001
Redeemed (340,000) (270,000)
Shares outstanding, end of period 6,210,001 280,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

20 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS

21 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin & Ether Equal Weight Strategy ETF
September 29,
2023
*
through
May 31, 2024
$ 39 .89 $ 1 .67 $ 46 .11 $ 0 .01 $ 47 .79 $ ( 7 .51 ) $ — $ — $ ( 7 .51 ) $ 80 .17 122 .96% 123 .38% 1 .01% (j) 0 .95% (j) 3 .56% 3 .62% $ 5,612 N/A
Bitcoin & Ether Market Cap Weight Strategy ETF
September 29,
2023
*
through
May 31, 2024
39 .76 1 .70 48 .07 0 .01 49 .78 ( 8 .13 ) — — ( 8 .13 ) 81 .41 127 .76 128 .49 1 .00 (k) 0 .95 (k) 3 .53 3 .58 8,141 N/A
*
Commencement of investment operations.

22 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin Strategy ETF
Year ended
May 31, 2024
$ 15 .53 $ 0 .80 $ 16 .86 $ 0 .01 $ 17 .67 $ ( 5 .88 ) $ — $ — $ ( 5 .88 ) $ 27 .32 129 .88% 129 .71% 0 .95% 0 .95% 3 .82% 3 .82% $ 2,079,174 N/A
Year ended
May 31, 2023
19 .66 0 .16 ( 3 .16 ) — (h) ( 3 .00 ) ( 1 .13 ) — — ( 1 .13 ) 15 .53 ( 15 .27 ) ( 15 .21 ) 0 .95 0 .95 1 .20 1 .20 891,243 N/A
October 18, 2021
*
through May 31,
2022
40 .00 ( 0 .15 ) ( 20 .20 ) 0 .01 ( 20 .34 ) — — — — 19 .66 ( 50 .85 ) ( 50 .93 ) 0 .96 0 .96 ( 0 .88 ) ( 0 .88 ) 823,923 N/A
Ether Strategy ETF
September 29,
2023
*
through
May 31, 2024
40 .16 1 .65 43 .42 0 .02 45 .09 ( 3 .49 ) — — ( 3 .49 ) 81 .76 114 .09 114 .26 1 .00 (k) 0 .95 (k) 3 .55 3 .61 102,206 N/A
*
Commencement of investment operations.

23 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Short Bitcoin Strategy ETF
Year ended
May 31, 2024
$ 21 .62 $ 0 .44 $ ( 14 .06 ) $ 0 .01 $ ( 13 .61 ) $ ( 0 .45 ) $ — $ — $ ( 0 .45 ) $ 7 .56 ( 64 .05 ) % ( 64 .09 ) % 1 .03% (l) 0 .99% (l) 3 .49% 3 .54% $ 78,747 N/A
June 19, 2022
*
through May 31,
2023
40 .55 0 .28 ( 19 .14 ) 0 .02 ( 18 .84 ) ( 0 .09 ) — — ( 0 .09 ) 21 .62 ( 46 .52 ) ( 46 .53 ) 1 .33 0 .95 0 .64 1 .02 99,867 N/A
Short Ether Strategy ETF
November 1,
2023
*
through
May 31, 2024
40 .00 0 .45 ( 23 .29 ) 0 .01 ( 22 .83 ) ( 0 .28 ) — — ( 0 .28 ) 16 .89 ( 57 .35 ) ( 57 .42 ) 1 .03 (m) 0 .95 (m) 3 .60 3 .67 6,925 N/A
*
Commencement of investment operations.

24 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Ultra Bitcoin ETF
April 1, 2024
*
through May 31,
2024
$ 40 .00 $ 0 .08 $ ( 5 .14 ) (i) $ 0 .01 $ ( 5 .05 ) $ ( 0 .02 ) $ — $ — $ ( 0 .02 ) $ 34 .93 ( 12 .64 ) % ( 12 .55 ) % 0 .95% 0 .95% 1 .41% 1 .41% $ 216,941 N/A
UltraShort Bitcoin ETF
April 1, 2024
*
through May 31,
2024
40 .00 0 .11 ( 2 .64 ) 0 .02 ( 2 .51 ) ( 0 .03 ) — — ( 0 .03 ) 37 .46 ( 6 .30 ) ( 6 .28 ) 0 .95 0 .95 1 .55 1 .55 10,489 N/A
*
Commencement of investment operations.

CONSOLIDATED FINANCIAL HIGHLIGHTS :: 25
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.
Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts), therefore the portfolio turnover rate is not applicable to these funds.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(j) Includes interest expense amounting to 0.06%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.
(k) Includes interest expense amounting to 0.05%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.
(l) Includes interest expense amounting to 0.04%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.99% and 0.96% respectively.
(m) Includes interest expense amounting to 0.07%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.

26 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 27
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end man-
agement investment company under the Investment Company
Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised
of 128 operational funds. These accompanying Notes to Finan-
cial Statements relate to the  ProShares Bitcoin & Ether Equal
Weight Strategy ETF, ProShares Bitcoin & Ether Market Cap
Weight Strategy ETF, ProShares Bitcoin Strategy ETF, Pro-
Shares Ether Strategy ETF, ProShares Short Bitcoin Strategy
ETF, ProShares Short Ether Strategy ETF, ProShares Ultra Bit-
coin ETF, and ProShares UltraShort Bitcoin ETF, the portfolios of the Trust included in this report (collectively, the “Funds”
and individually, a “Fund”). Each Fund qualifies as an invest-
ment company as defined in the Financial Accounting Stan-
dards Codification Topic 946 – Financial Services – Investment
Companies. Each Fund is considered to be “non-diversified”
under the 1940 Act.
ProShares Bitcoin & Ether Equal Weight Strategy ETF, Pro-
Shares Bitcoin & Ether Market Cap Weight Strategy ETF, Pro-
Shares Bitcoin Strategy ETF, and ProShares Ether Strategy
ETF are each actively managed ("Actively Managed Funds").
ProShares Short Bitcoin Strategy ETF, ProShares Short Ether
Strategy ETF, ProShares Ultra Bitcoin ETF, and ProShares Ul-
traShort Bitcoin ETF each seek daily investment results, be-
fore fees and expenses, that correspond to a multiple or inverse multiple of the daily results of its underlying index.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00
p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial state-
ments. These policies are in conformity with U.S. generally
accepted accounting principles (“GAAP”). The preparation of
financial statements in accordance with GAAP requires man-
agement to make estimates and assumptions that affect the
reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trust-
ees (the “Board”) designated ProShare Advisors LLC (the “Ad-
visor”) the “Valuation Designee” as contemplated by the Rule.
The Valuation Designee is responsible for assessing and man-
aging valuation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing ser-
vices utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain pric-
es become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation
guidelines. Fair value pricing may require subjective determi-
nations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust can-
not ensure that fair values determined by the Advisor or per-
sons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level
3 in the fair value hierarchy.
The securities in the portfolio of a Fund that are listed or trad-
ed on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations.
These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is princi-
pally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the securi-
ty will be valued in accordance with the pricing and valuation guidelines.
Securities regularly traded in the over-the-counter (“OTC”)
markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the Nas-
daq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market mak-
ers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing
service, generally at the mean of the bid and asked quotes for
U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked pric-
es as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Non-exchange traded derivatives (e.g. non-exchange traded
swap agreements) are generally valued using independent
sources and/or agreement with counterparties or other proce-
dures approved by the Board and are typically categorized as
Level 2 in the fair value hierarchy.

28 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Commodity futures contracts are generally valued at the of-
ficial futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.
The Funds disclose the fair value of their investments in a hi-
erarchy that distinguishes between: (1) market participant as-
sumptions which are developed based on market data obtained
from sources independent of the Funds (observable inputs) and
(2) the Funds’ own assumptions about market participant as-
sumptions which are developed based on the best information
available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indi-
cate that a transaction is not orderly.
The following is a summary of the valuations as of May 31, 2024, for each Fund based upon the three levels defined above:
For the year ended May 31, 2024, there were no Level 3 securities for which significant unobservable inputs were used to deter-
mine fair value, nor were there any transfers in or out of Level 3 securities for the year.
Repurchase Agreements
The Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term in-
vestments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy
LEVEL 1 - Quoted
Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
Futures
Contracts*
A
Repurchase
Agreements
A
Swap Agreements*
A
U.S. Treasury
Obligations
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts
and Swap
Agreements*
A
Bitcoin & Ether Equal
Weight Strategy ETF $ (44,239) $ 3,697,226 $ — $ — $ 3,697,226 $ (44,239)
Bitcoin & Ether Market Cap
Weight Strategy ETF (104,075) 5,321,282 — — 5,321,282 (104,075)
Bitcoin Strategy ETF 2,536,702 442,412,728 4,135,135 990,393,330 1,432,806,058 6,671,837
Ether Strategy ETF (24,349) 64,602,982 — — 64,602,982 (24,349)
Short Bitcoin Strategy
ETF
......
688,868 54,020,531 — — 54,020,531 688,868
Short Ether Strategy
ETF
......
(25,853) 4,428,043 — — 4,428,043 (25,853)
Ultra Bitcoin ETF (2,420,872) 51,001,828 1,878,261 19,807,866 70,809,694 (542,611)
UltraShort Bitcoin ETF — 4,907,812 (3,017,147) — 4,907,812 (3,017,147)
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 29
PROSHARES TRUST
or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On May 31, 2024, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respec-
tive repurchase agreement.
Reverse Repurchase Agreements
The Funds may enter into reverse repurchase agreements as
part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales
by the Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a
later date at a fixed price. Generally, the effect of such a trans-
action is that the Fund can recover all or most of the cash in-
vested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio
securities. Such transactions are advantageous only if the in-
terest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportu-
nities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be to the Funds advantage to do so. The Funds will segregate with their custodian bank cash or liquid instru-
ments equal in value to the Funds' obligations with respect to reverse repurchase agreements.
As of May 31, 2024, the funds had no outstanding reverse repur-
chase agreements. The average daily balances of the reverse
repurchase agreements and the weighted average interest
rates during the period ended May 31, 2024 are displayed in the below table.
Fund Name
A
Bank of America
Securities, Inc.,
5.32%, dated
05/31/2024 due
06/03/2024
(a)
Barclays
Capital, Inc.,
5.25%, dated
05/31/2024 due
06/03/2024
(b)
Barclays
Capital, Inc.,
5.30%, dated
05/31/2024 due
06/03/2024
(c)
BNP Paribas
Securities Corp.,
5.32%, dated
5/31/2024 due
06/03/2024
(d)
ING Financial
Markets LLC,
5.32%, dated
05/31/2024 due
06/03/2024
(e)
Total
Bitcoin & Ether Equal Weight Strategy ETF
.......
$ 678,511
$ 67,851 $ 495,892 $ 2,097,212 $ 357,760 $ 3,697,226
Bitcoin & Ether Market Cap Weight Strategy ETF
...
976,554
97,655 713,720 3,018,442 514,911 5,321,282
Bitcoin Strategy ETF
......................
81,191,001
8,119,100 59,338,827 250,954,000 42,809,800 442,412,728
Ether Strategy ETF
.......................
11,855,854
1,185,585 8,664,908 36,645,367 6,251,268 64,602,982
Short Bitcoin Strategy ETF
..................
9,913,776
991,378 7,245,531 30,642,582 5,227,264 54,020,531
Short Ether Strategy ETF
...................
812,636
81,264 593,919 2,511,744 428,480 4,428,043
Ultra Bitcoin ETF
........................
9,359,788
935,979 6,840,645 28,930,255 4,935,161 51,001,828
UltraShort Bitcoin ETF
.....................
900,675
90,067 658,263 2,783,905 474,902 4,907,812
$ 115,688,795 $ 11,568,879 $ 84,551,705 $ 357,583,507 $ 60,999,546 $ 630,392,432
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2024 as follows:
(a) U.S. Treasury Bonds, 0% to 6.25%, due 5/15/2030 to 8/15/2039; U.S. Treasury Notes, 0.13% to 3.63%, due 4/15/2025 to 2/15/2030, which had an aggregate value at the Trust level of $561,000,018.
(b) U.S. Treasury Notes, 4.25%, due 2/28/2031, which had an aggregate value at the Trust level of $56,100,045.
(c) U.S. Treasury Notes, 4.38%, due 8/31/2028, which had an aggregate value at the Trust level of $410,009,661.
(d) U.S. Treasury Bonds, 0% to 2.75%, due 11/15/2028 to 8/15/2050; U.S. Treasury Notes, 0.38% to 4.38%, due 3/31/2025 to 4/30/2029, which had an aggregate value at the Trust level of $1,734,000,000.
(e) U.S. Treasury Bills, 0%, due 5/15/2025; U.S. Treasury Bonds, 1.63% to 3.63%, due 2/15/2042 to 11/15/2050; U.S. Treasury Notes, 0.50% to
5.47%, due 4/30/2025 to 5/31/2031; Federal Home Loan Banks, 0%, due 7/1/2024 to 11/1/2024, which had an aggregate value at the Trust level of $295,800,594.
Fund Name
a
Average Daily Balance
a
Weighted Average
Interest Rate
a
Bitcoin & Ether Equal Weight Strategy ETF ................................. $ 34,686 5.41%
Bitcoin & Ether Market Cap Weight Strategy ETF ............................. 40,847 5.41
Bitcoin Strategy ETF .................................................. 11,500,627 5.42
(a)
Ether Strategy ETF ................................................... 353,078 5.42
Short Bitcoin Strategy ETF ............................................. 631,455 5.42
Short Ether Strategy ETF .............................................. 25,277 5.43
(a) The weighted average interest rate on reverse repurchase agreements for this fund is paid for by the Advisor and is not a direct fund expense.

30 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Debt Instruments
The Funds may invest in debt instruments, including U.S. gov-
ernment securities; Foreign and U.S. investment grade corpo-
rate debt securities.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the per-
formance of the Fund’s underlying index or benchmark. Each
such Fund attempts to achieve its investment objective by in-
vesting all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide sim-
ilar exposure.
In connection with its management, the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity
Pools are commodity pools under the Commodity Exchange
Act (the "CEA"). Accordingly, the Advisor is subject to registra-
tion and regulation as a CPO under the CEA, and must com-
ply with various regulatory requirements under the CEA and
the rules and regulations of the Commodity Futures Trading
Commission ("CFTC") and the National Futures Association
("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with
these regulatory requirements could adversely affect the Com-
modity Pools' total return. In this regard, any further amend-
ment to the CEA or its related regulations that subject the
Advisor or the Commodity Pools to additional regulation may
have adverse impacts on the Commodity Pools' operations and
expenses.
All open derivative positions at period end are reflected on each respective Fund’s Consolidated Schedule of Portfolio In-
vestments. The Funds utilized a varying level of derivative in-
struments in conjunction with investment securities in seek-
ing to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each
Fund transacts derivative contracts in order to achieve the ap-
propriate exposure to meet its investment objective, the vol-
ume of these open positions relative to the net assets of each respective Fund at the date of this report is generally represen-
tative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master net-
ting arrangements or similar agreements in the Consolidated
Statement of Assets and Liabilities. Information concerning
the value of and amounts due under Repurchase and Reverse
Repurchase Agreement transactions may be found on each
Fund’s Consolidated Schedule of Portfolio Investments. In-
formation concerning the counterparties to each Repurchase
Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”
Following is a description of the Funds’ use of derivative instru-
ments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk expo-
sures related to each instrument type.
Futures Contracts
The Funds seek to invest in cash-settled, front-month crypto fu-
tures. The Funds may also invest in back-month crypto futures contracts. Front-month crypto futures contracts are those con-
tracts with the shortest time to maturity. Back-month crypto futures contracts are those with longer times to maturity.
Each Fund may purchase or sell futures contracts as a substi-
tute for a comparable market position in the underlying secu-
rities or to satisfy regulatory requirements. A physical-settle-
ment futures contract generally obligates the seller to deliver
(and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures con-
tract obligates the seller to deliver (and the purchaser to ac-
cept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transac-
tions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long posi-
tion (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a spe-
cific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures con-
tract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short po-
sition (futures contract sold) there will be a gain (loss) if the off-
setting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying com-
modity. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each
Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be re-
quired to deposit with the broker an amount of cash or cash
equivalents in the range of approximately 25% to 30% of the
contract amount for commodity futures (these amounts are
subject to change by the exchange on which the contract is
traded). This amount, known as “initial margin,” is in the na-
ture of a performance bond or good faith deposit on the con-
tract and is returned to the Fund upon termination of the fu-
tures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,”
to and from the broker will be made as the price of the com-
modity underlying the futures contract fluctuates, making the

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 31
PROSHARES TRUST
long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” Net income and net fees related to cash collateral deposited with the broker are reflected on the Consolidated Statements of Operations as
“Interest” or “Futures Commission Merchant fees”, respective-
ly. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of
the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be giv-
en that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures con-
tract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be sus-
pended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liqui-
dation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund deter-
mines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by en-
tering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organiza-
tion, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Swap Agreements
Certain Funds may enter into swap agreements to gain expo-
sure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.
In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the re-
turn on or change in value of a particular dollar amount invest-
ed in a “basket” of securities or an ETF representing a particu-
lar index or group of securities.
Most swap agreements entered into by a Fund calculate and
settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or
gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional
amount of the swap agreement would have increased in value
had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The
Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus
the amount, if any, by which the notional amount would have
decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus
dividends or interest on the assets less the interest paid by the
Fund on the notional amount. As a trading technique, the Advi-
sor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide
the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the coun-
terparty pays interest to each Fund on the notional amount
outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in cer-
tain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to deter-
mine the value of the swap.
A Fund’s current obligations under most swap agreements (to-
tal return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund)
and any accrued but unpaid net amounts owed to a swap coun-
terparty will be covered by segregating or earmarking cash
and/or securities determined to be liquid, but typically no pay-
ments will be made until the settlement date.
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agree-
ment in the event of the default or bankruptcy of a swap agree-
ment counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but
such remedies may be subject to bankruptcy and insolvency
laws that could affect the Fund’s rights as a creditor.

32 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
In the normal course of business, a Fund enters into Interna-
tional Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and represen-
tations. Certain of the Fund’s ISDA agreements contain provi-
sions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the
Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time,
counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an
amount equal to the net liability positions, if any, under the rel-
evant ISDA agreement. Pursuant to the terms of its ISDA agree-
ments, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by gener-
ally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counter-
party owes the Fund, subject to certain minimum thresholds,
although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in access-
ing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankrupt-
cy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some
cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional
amount and the price of the underlying investments, and the
inability of counterparties or clearing organizations to per-
form. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the per-
formance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of
an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a
Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The
Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ trans-
actions in swap agreements.
All of the outstanding swap agreements held by the Funds on
May 31, 2024 contractually terminate within 18 months but
may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unreal-
ized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Ac-
counting Standards Codification 815-10 (“ASC 815-10”), re-
quires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Consolidated Statements of
Assets and Liabilities as well as the effect of derivative instru-
ments on the Consolidated Statements of Operations during
the reporting period, in the context of each entity’s risk expo-
sure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.
The Actively Managed Funds' investment objectives are to cor-
respond to the performance of bitcoin or ether or a combination thereof. The other Funds' investment objective is to provide in-
vestment results, before fees and expenses, that correspond
to the return of its underlying index on a daily basis and the derivatives utilized are aligned to the same primary risk. The primary risks for the Funds are Bitcoin and/or Ether risk.
The following tables indicate the location of derivative-related items on the Consolidated Statements of Assets and Liabilities as
well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of May 31, 2024
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity futures
and Non-exchange
traded swap
agreements
Receivable for
variation margin on
futures contracts* ;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Payable for
variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Bitcoin & Ether Equal Weight Strategy ETF
Bitcoin & Ether Equal
Weight Strategy ETF
$ 9,627
Bitcoin & Ether Equal
Weight Strategy ETF $ 53,866
Bitcoin & Ether Market Cap Weight Strategy ETF
Bitcoin & Ether Market
Cap Weight Strategy ETF
7,564
Bitcoin & Ether Market
Cap Weight Strategy ETF 111,639
Bitcoin Strategy ETF
Bitcoin Strategy ETF
19,062,425
Bitcoin Strategy ETF 12,390,588

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 33
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of May 31, 2024, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecog-
nized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Fair Value of Derivative Instruments as of May 31, 2024
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity futures
and Non-exchange
traded swap
agreements
Receivable for
variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Payable for
variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Ether Strategy ETF
Ether Strategy ETF
—
Ether Strategy ETF 24,349
Short Bitcoin Strategy ETF
Short Bitcoin Strategy
ETF
688,868
Short Bitcoin Strategy
ETF —
Short Ether Strategy ETF
Short Ether Strategy ETF
—
Short Ether Strategy ETF 25,853
Ultra Bitcoin ETF
Ultra Bitcoin ETF
1,959,988
Ultra Bitcoin ETF 2,502,599
UltraShort Bitcoin ETF
UltraShort Bitcoin ETF
—
UltraShort Bitcoin ETF 3,017,147
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Consolidated Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Period Ended May 31, 2024
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Consolidated
Statements of Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures
and Non-exchange
traded swap
agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-ex change
traded swap agreements
Bitcoin & Ether Equal Weight Strategy ETF
Bitcoin & Ether Equal Weight Strategy ETF
(
a
)
$ 1,925,428 $ (44,239)
Bitcoin & Ether Market Cap Weight Strategy ETF
Bitcoin & Ether Market Cap Weight
Strategy ETF
(
a
)
2,840,873 (104,075)
Bitcoin Strategy ETF
Bitcoin Strategy ETF 1,253,568,687 30,574,130
Ether Strategy ETF
Ether Strategy ETF
(
a
)
21,526,379 (24,349)
Short Bitcoin Strategy ETF
Short Bitcoin Strategy ETF (75,218,481) 1,718,163
Short Ether Strategy ETF
Short Ether Strategy ETF
(
b
)
(1,600,922) (25,853)
Ultra Bitcoin ETF
Ultra Bitcoin ETF
(
c
)
1,343,157 (542,611)
UltraShort Bitcoin ETF
UltraShort Bitcoin ETF
(
c
)
1,144,718 (3,017,147)
a
Commencement of investment operations from September 29, 2023 through May 31, 2024.
b
Commencement of investment operations from November 1, 2023 through May 31, 2024.
c
Commencement of investment operations from April 1, 2024 through May 31, 2024.

34 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, constructive sales adjustments, and qualified late-year loss deferrals) do not require a reclassification. Under current law, the Funds are permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Funds' accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiaries of the Funds organized under the laws of the Cayman Islands have a September 30th tax year-end.
The tax character of distributions paid for the most recent tax years ended October 31, 2023 and October 31, 2022, were as follows:
At October 31, 2023 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to reclassification on sale of derivatives, reversal of gain/(loss) on disposition of subsidiary units, and nondeductible expens-
es, resulted in reclassifications as of October 31, 2023 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2023 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
Year Ended October 31, 2023
A
Year Ended October 31, 2022
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Bitcoin Strategy ETF
..
$ 161,975,602 $ — $ — $ 161,975,602 $ — $ — $ — $ —
Short Bitcoin Strategy
ETF
.............
1,432,433 — — 1,432,433 — — — —
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Bitcoin & Ether Equal Weight Strategy
ETF
..........................
$ 2,061 $ — $ — $ 106,483
Bitcoin & Ether Market Cap Weight
Strategy ETF
...................
2,816 — — 176,077
Bitcoin Strategy ETF
...............
23,161,702 — (725,639) (1,204,540,598)
Ether Strategy ETF
................
15,997 — — 502,369
Short Bitcoin Strategy ETF
..........
205,070 — (4,571) (99,315,404)
No Expiration Date
A
Bitcoin Strategy ETF
...........................................................................
$ 725,639
Short Bitcoin Strategy ETF
......................................................................
4,571

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 35
PROSHARES TRUST
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2023:
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory and Management Agreement. The
Funds pay the Advisor a monthly fee, accrued daily at an annualized rate of 0.95% based on average daily net assets for invest-
ment advisory and management services. The Advisor is responsible for substantially all other expenses of the Funds except, gen-
erally, interest expenses (except that the Advisor will pay expenses incurred in connection with investments in reverse repurchase agreements in ProShares Bitcoin Strategy ETF), taxes, brokerage and other transaction costs (except that the Advisor will pay net account or similar fees charged by futures commission merchants in ProShares Bitcoin Strategy ETF), legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The Advisor has agreed to contractually waive expenses incurred in connection with investments in reverse repurchase agree-
ments and net fees charged by futures commission merchants through October 31, 2024 in ProShares Bitcoin & Ether Equal
Weight Strategy ETF, ProShares Bitcoin & Ether Market Cap Weight Strategy ETF, ProShares Ether Stategy ETF and ProShares
Short Ether Strategy ETF. The Advisor waived expenses incurred in connection with investments in reverse repurchase agree-
ments and net fees charged by futures commission merchants in ProShares Short Bitcoin Strategy ETF until September 30,
2023. These waivers are non-recoupable. After such date, the contractual waiver may be terminated or revised by the Advisor.
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Consolidated Statements of Operations as “Compliance services fees”.
5. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member.  Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Consolidated Statements of Operations as “Trustees Fees”.
6. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
No Expiration Date
A
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Short Bitcoin Strategy ETF $ 4,646 $ —

36 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
7. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit of cash, in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Consolidated Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Consolidated Statements of Changes in Net Assets, were as follows:
8. Investment Transactions
For the year ended May 31, 2024, there were no securities purchased or proceeds from sales of securities excluding short-term securities and derivatives.
9. Basis of Consolidation
The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consoli-
dated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the
Funds include the accounts of each Funds’ wholly-owned Subsidiary organized under the laws of the Cayman Islands (together, the “Subsidiaries” and each, a “Subsidiary”), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund will invest a significant portion of its total assets in its Subsidiary. As of May 31, 2024, the Fund, it’s related Subsidiary and the total net assets of the Subsidiary as a percentage of the total net assets of it’s related Fund are displayed below:
10. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
The Funds may obtain investment exposure through derivatives (i.e., bitcoin or ether futures and/or swap agreements). Invest-
ing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative, including: 1) the risk that there may
For the periods ended
A
May 31, 2024
A
May 31, 2023
A
Bitcoin & Ether Equal Weight Strategy ETF
(
a
)
..........................................
$ 532 $ —
Bitcoin & Ether Market Cap Weight Strategy ETF
(
a
)
.....................................
751 —
Bitcoin Strategy ETF
...........................................................
453,191 180,527
Ether Strategy ETF
(
a
)
............................................................
11,533 —
Short Bitcoin Strategy ETF
......................................................
50,750 59,228
Short Ether Strategy ETF
(
b
)
.......................................................
1,290 —
Ultra Bitcoin ETF
(
c
)
.............................................................
23,016 —
UltraShort Bitcoin ETF
(
c
)
.........................................................
3,325 —
a
Commencement of investment operations from September 29, 2023 through May 31, 2024.
b
Commencement of investment operations from November 1, 2023 through May 31, 2024.
c
Commencement of investment operations from April 1, 2024 through May 31, 2024.
Fund
a
Subsidiary
a
Percentage of Net Assets of
Fund
a
Bitcoin & Ether Equal Weight Strategy ETF Cayman Bitcoin & Ether Equal Weight Strategy ETF 34.12%
Bitcoin & Ether Market Cap Weight Strategy ETF Cayman Bitcoin & Ether Market Cap Weight Strategy Portfolio 34.35
Bitcoin Strategy ETF Cayman Bitcoin Strategy Portfolio 29.44
Ether Strategy ETF Cayman Ether Strategy Portfolio 32.76
Short Bitcoin Strategy ETF Cayman Bitcoin Inverse Strategy Portfolio 33.49
Short Ether Strategy ETF Cayman Short Ether Strategy Portfolio 36.05
Ultra Bitcoin ETF Cayman Ultra Bitcoin Portfolio 24.76
UltraShort Bitcoin ETF Cayman UltraShort Bitcoin Portfolio –

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 37
PROSHARES TRUST
be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired.
The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Bitcoin Risk
The ProShares Bitcoin & Ether Equal Weight Strategy ETF, ProShares Bitcoin & Ether Market Cap Weight Strategy ETF, Pro-
Shares Bitcoin Strategy ETF, ProShares Short Bitcoin Strategy ETF, ProShares Ultra Bitcoin ETF and ProShares UltraShort
Bitcoin ETF do not invest directly in Bitcoin. The Funds invest in Bitcoin futures and swap agreements.
Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, opera-
tional or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity se-
curities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the
Fund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The creation of a “fork” or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected decline in the value of Bitcoin, Bitcoin futures, and the
Fund.
Bitcoin Futures Risk

38 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin fu-
tures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Ether Risk
The ProShares Bitcoin & Ether Equal Weight Strategy ETF, ProShares Bitcoin & Ether Market Cap Weight Strategy ETF, Pro-
Shares Ether Strategy ETF and ProShares Short Ether Strategy ETF do not invest directly in Ether. The Funds invest in Ether futures.
Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the
Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additional-
ly, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation
(including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund. Additionally, legal or regulatory changes may negatively impact the operation of the Ethere-
um Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trad-
ing in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the
Fund could decline significantly and without warning, including to zero. Finally, the creation of a “fork” (as described above)
or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the ’Merge.’ The ’Merge’ refers to protocol changes altering the method by which transactions are validated.
Ether Futures Risk
The market for Ether futures may be less developed, and potentially less liquid and more volatile, than more established fu-
tures markets. While the Ether futures market has grown substantially since Ether futures commenced trading, there can be no assurance that this growth will continue. Ether futures are subject to collateral requirements and daily limits that may lim-
it the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a Ether futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Ether futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling Ether futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Borrowing Risk
Each fund may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause a Fund to liqui-
date positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 39
PROSHARES TRUST
Correlation Risk
ProShares Short Bitcoin Strategy ETF, ProShares Short Ether Strategy ETF, ProShares Ultra Bitcoin ETF and ProShares Ultra-
Short Bitcoin ETF are subject to correlation risk. A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have in-
verse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Short or Inverse Investing Risk
You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or
“short” exposure may be considered an aggressive investment technique. The costs  of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment.
As a result, an investment in the Fund may not be suitable for all investors.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
The market for the Bitcoin and Ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illi-
quidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the funds and their Subsidiaries are orga-
nized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Funds comply with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with their Subsidiaries.
Active Management Risk
The performance of actively managed funds (ProShares Bitcoin & Ether Equal Weight Strategy ETF, ProShares Bitcoin & Ether
Market Cap Weight Strategy ETF, ProShares Bitcoin Strategy ETF and ProShares Ether Strategy ETF) reflect, in part, the abil-
ity of the Advisor to select investments and make investment decisions that are suited to achieving a Fund’s investment objec-
tive. The Advisor’s judgments about a Fund’s investments may prove to be incorrect. If the investments selected and strategies

40 :: MAY 31, 2024 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.
Bitcoin Futures Capacity Risk
If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Fund may not be able to achieve its investment ob-
jective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and bitcoin futures. Additionally, the ability of the Fund to obtain exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Ether Futures Capacity Risk
If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures com-
mission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropri-
ate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to ether futures contracts will cause the Fund’s performance to deviate from the performance of ether and ether futures. Additionally, the ability of the Fund to obtain exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Market and Volatility Risk
The prices of bitcoin and bitcoin futures and ether and ether futures have historically been highly volatile. The value of the
Fund’s inverse exposure to bitcoin futures or ether futures – and therefore the value of an investment in the Fund – could de-
cline significantly and without warning, including to zero.
Cost of Futures Investment Risk
As discussed above, when a crypto futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a crypto futures contract with a later expiration date.
When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling crypto futures is typically substantially higher than the price difference associated with rolling other futures con-
tracts. Crypto futures have historically experienced extended periods of contango. Contango in the crypto futures market may have a significant adverse impact on the performance of the Fund and may cause crypto futures and the Fund to underperform spot crypto. Both contango and backwardation would reduce the Fund’s correlation to spot crypto and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2024 :: 41
PROSHARES TRUST
the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments. Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s mil-
itary incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and com-
modities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the
Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
11. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
12. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

42 :: REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PROSHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProShares Trust and Shareholders of each of the eight funds listed in the table below
Opinions on the Consolidated Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of portfolio investments, of each of the funds listed in the table below (eight of the funds constituting ProShares Trust, hereafter collectively referred to as the "Funds") as of May 31, 2024, the relat-
ed consolidated statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the consolidated financial highlights for each of the periods indicated in the table below (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May
31, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidat-
ed financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
July 26, 2024
We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.
Bitcoin & Ether Equal Weight Strategy ETF(a)
Bitcoin & Ether Market Cap Weight Strategy ETF(a)
Bitcoin Strategy ETF(b)
Ether Strategy ETF(a)
Short Bitcoin Strategy ETF(c)
Short Ether Strategy ETF(d)
Ultra Bitcoin ETF(e)
UltraShort Bitcoin ETF(e)
(a) Consolidated statement of operations, consolidated statement of changes in net assets and the consolidated financial highlights for the period September
29, 2023 (commencement of investment operations) through May 31, 2024.
(b) Consolidated statement of operations for the year ended May 31, 2024, consolidated statement of changes in net assets for the years ended May 31, 2024 and
2023 and the consolidated financial highlights for the years ended May 31, 2024 and 2023 and for the period October 18, 2021 (commencement of investment operations) through May 31, 2022.
(c) Consolidated statement of operations for the year ended May 31, 2024, and consolidated statement of changes in net assets and the consolidated financial highlights for the year ended May 31, 2024 and for the period June 19, 2022 (commencement of investment operations) through May 31, 2023.
(d) Consolidated statement of operations, consolidated statement of changes in net assets and the consolidated financial highlights for the period November 1,
2023 (commencement of investment operations) through May 31, 2024.
(e) Consolidated statement of operations, consolidated statement of changes in net assets and the consolidated financial highlights for the period April 1, 2024
(commencement of investment operations) through May 31, 2024.

MISC. INFORMATION (UNAUDITED) :: 43
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2023 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2023. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds desig-
nated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2023.
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2023, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Roomin Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com

44 :: Form N-CSR – Items 8-11 (unaudited))
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of ProShares Ether Strategy ETF, ProShares Short Ether Strategy ETF, ProShares Bitcoin & Ether Market
Cap Weight Strategy ETF, and the ProShares Bitcoin & Ether Equal Weight Strategy ETF (on September 27, 2023) and ProShares
Ultra Bitcoin ETF and ProShares UltraShort Bitcoin ETF (on March 28, 2024) approved by written consent (i) the Investment Advi-
sory and Management Agreement between the Registrant and ProShare Advisors LLC with respect to each Fund; (ii) the Rule 12b-1
Distribution Plan with respect to each Fund; and (iii) the Distribution Agreement between the Registrant and SEI Investments
Distribution Co. with respect to each Fund, each as previously approved by the Registrant’s Board of Trustees with respect to each
Fund.
Item 10. Renumeration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the fiscal year ended May 31, 2024, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management In-
vestment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares Ether Strategy ETF, ProShares Short Ether Strategy ETF, ProShares Bitcoin & Ether Market Cap Weight Strategy
ETF and ProShares Bitcoin & Ether Equal Weight Strategy ETF
At a meeting held on September 12 – 13, 2023, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the initial approval of the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") between the Trust and
ProShare Advisors LLC (the "Advisor") with respect to the ProShares Ether Strategy ETF, ProShares Bitcoin &  Ether Market Cap
Weight Strategy ETF and ProShares Bitcoin &  Ether Equal Weight Strategy ETF (the "New ETFs").
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New ETFs grows and whether fee levels reflect economies of scale, if any, for the benefit of New ETFs shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETFs. It was noted that certain of this information had previously been provided as part of the Annual 15c Response.
The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New
ETFs. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New ETFs.
In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the
Advisor with respect to the New ETFs; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primar-
ily responsible for providing investment advisory services to the New ETFs; (iv) information regarding the proposed contractual fees with respect to the New ETFs; (v) comparative industry fee data; (vi) information regarding the Advisor's trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) information regarding how the Advisor expects to monitor the New ETFs’ compliance with regulatory requirements and Trust procedures; and (ix) the
Advisor's reputation, expertise and resources.
The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETFs.
In considering the Unitary Fee Agreement, the Board did not identify any particular factor that was most relevant to its consider-
ation to approve the Unitary Fee Agreement and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New ETFs. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETFs effectively. In particular, the Board considered the following:

Form N-CSR – Items 8-11 (unaudited)) :: 45
PROSHARES TRUST
the investment objective of the New ETFs and the Advisor's description of the skills needed to manage the New ETFs;
the key features of the New ETFs, including the investment strategies of the New ETFs, as well as the Advisor’s capabili-
ties to manage the New ETFs and develop creation and redemption baskets;
the fact that to maintain exposure consistent with the New ETFs’ daily investment objectives, those ETFs need to be re-
balanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETFs;
the structure of the portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor the Advisor’s familiarity with digital assets and Bitcoin and Ether in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin and Ether futures;
the Advisor’s familiarity with the spot market for Bitcoin and Ether, and the market for Bitcoin futures and Ether futures and its ability to manage the New ETFs in that market;
the appropriateness of investing in Bitcoin and Ether-related instruments by the New ETFs as exchange-traded funds;
the Advisor’s ability to monitor compliance with the Securities and Exchange Commission’s liquidity rule, derivatives rule and valuation requirements, among other things;
significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years;
the Advisor’s ability to monitor and avoid potential fraud or manipulation of the underlying Bitcoin and Ether markets and its potential influence on the market for Bitcoin and Ether futures;
information regarding allocation of existing fund brokerage and the selection of counterparties for the existing Funds’
portfolio transactions; and
 the Advisor’s ability to manage the New ETFs in a tax efficient manner, which is more challenging than for traditional
ETFs.
The Board considered that the Advisor will oversee the operations of the New ETFs, including oversight of the New ETFs’ service providers, and will provide compliance services to the New ETFs.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New ETFs were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETFs.
Comparison of Services and Fees
At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the fees payable to the Advisor in light of the services to be provided to the New ETFs by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies that gain portfolio exposure by investing a portion of their respective assets in wholly‐owned subsidiaries organized under the laws of the Cayman Islands and share similar pricing characteristics to the New ETFs. This information included comparative fee information prepared by an independent consultant.
The Board discussed the methodology used to prepare the comparative fee data for the New ETFs and the potential limitations of such data, noting that the New ETFs are unique, making comparisons difficult. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New ETFs. The Board considered the merits of the Unitary Fee proposed and the related agreements.
The Board reviewed information prepared by an independent third-party consultant comparing management and expense infor-
mation for the New ETFs to that of a peer group of funds (the “Peer Group”) selected by the consultant as well as the relevant fund category determined by the consultant. The Board noted the difficulty in compiling the Peer Group because the New ETFs are among the first U.S. exchange-traded funds to invest in Ether futures contracts. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s proposed fees. The
Board recognized that under an Expense Limitation Agreement, the Advisor had agreed to waive fees or reimburse the amount of

46 :: Form N-CSR – Items 8-11 (unaudited))
PROSHARES TRUST
any interest expense incurred in connection with reverse repurchase agreements and/or any net fees charged by futures commis-
sion merchants through October 31, 2024.
The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that each New ETFs’ unitary fee rate was rea-
sonable given the services proposed to be provided and the fees charged by other funds in the Peer Group.
Profitability
The Board noted that the New ETFs had not yet started operations, so that it could not yet evaluate the Advisor’s profitability relat-
ed to the New ETFs. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor’s profit margin, including the methodology used in the Advisor’s profitability analysis, and receive information provided by the
Advisor relating to its financial condition and overall profitability related to its management of the funds in the fund complex.
The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New ETFs, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New ETFs.
Investment Performance of the Fund and the Advisor
The Trustees noted that the New ETFs had not yet commenced operations and, therefore, there was no performance information for the New ETFs to consider.
Economies of Scale
The Board considered the New ETF’s fee arrangements with the Advisor and noted that under the Unitary Fee Agreement the fee would stay the same as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New ETF’s operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on the New ETF’s normal operating expenses.
The Board also noted the Advisor’s representation that such an arrangement provided important distribution benefits for the New
ETF and addressed competitive pressures within the ETF industry.
Other Benefits
The Board also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New ETFs but concluded that such benefits were not material to their considerations.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New ETFs and their pro-
spective shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for the New ETFs were fair and reasonable.
ProShares Ultra Bitcoin ETF and ProShares UltraShort Bitcoin ETF
At a meeting held on March 14, 2024, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the initial ap-
proval of the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") between the Trust and ProShare Ad-
visors LLC (the "Advisor") with respect to the ProShares Ultra Bitcoin ETF and ProShares UltraShort Bitcoin ETF (the "New ETFs").
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New ETFs grows and whether fee levels reflect economies of scale, if any, for the benefit of New ETFs shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETFs. It was noted that certain of this information had previously been provided as part of the Annual 15c Response.
The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New
ETFs. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New ETFs.

Form N-CSR – Items 8-11 (unaudited)) :: 47
PROSHARES TRUST
In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the
Advisor with respect to the New ETFs; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primar-
ily responsible for providing investment advisory services to the New ETFs; (iv) information regarding the proposed contractual fees with respect to the New ETFs; (v) comparative industry fee data; (vi) information regarding the Advisor's trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) information regarding how the Advisor expects to monitor the New ETFs’ compliance with regulatory requirements and Trust procedures; and (ix) the
Advisor's reputation, expertise and resources.
The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETFs.
In considering the Unitary Fee Agreement, the Board did not identify any particular factor that was most relevant to its consider-
ation to approve the Unitary Fee Agreement and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of the Advisor's Services
the investment objective of the New ETFs and the Advisor's description of the skills needed to manage the New ETFs;
the key features of the New ETFs, including the investment strategies of the New ETFs, as well as the Advisor’s capabili-
ties to manage the New ETFs and develop creation and redemption baskets;
the fact that to maintain exposure consistent with the New ETFs’ daily investment objectives, those ETFs need to be re-
balanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETFs;
the structure of the portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
the Advisor’s familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in swap agreements that provide exposure to Bitcoin;
the Advisor’s familiarity with the spot market for Bitcoin, swap on Bitcoin and the market for Bitcoin futures and its ability to manage the New ETFs and obtain appropriate exposure in that market;
the appropriateness of investing in Bitcoin-related instruments by the New ETFs as exchange-traded funds and the po-
tential benefits of a swap-based approach;
the Advisor’s ability to monitor and avoid potential fraud or manipulation of the underlying Bitcoin markets and its po-
tential influence on the market for Bitcoin futures;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of the New
ETFs; and
the Advisor's ability to manage the New ETFs in a tax efficient manner, which is more challenging for Geared ETFs and
Bitcoin-linked ETFs than for traditional ETFs.

48 :: Form N-CSR – Items 8-11 (unaudited))
PROSHARES TRUST
The Board considered that the Advisor will oversee the operations of the New ETFs, including oversight of the New ETFs’ service providers, and will provide compliance services to the New ETFs.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New ETFs were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETFs.
Comparison of Services and Fees
At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the fees payable to the Advisor in light of the services to be provided to the New ETFs by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies that gain portfolio exposure by investing a portion of their respective assets in wholly‐owned subsidiaries organized under the laws of the Cayman Islands and share similar pricing characteristics to the New ETFs. This information included comparative fee information prepared by an independent consultant.
The Board discussed the methodology used to prepare the comparative fee data for the New ETFs and the potential limitations of such data, noting that the New ETFs are unique, making comparisons difficult. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New ETFs. The Board considered the merits of the Unitary Fee proposed and the related agreements.
The Board reviewed information prepared by an independent third-party consultant comparing management and expense in-
formation for the New ETFs to that of a peer group of funds (the “Peer Group”) selected by the consultant as well as the relevant fund category determined by the consultant. The Board noted the difficulty in compiling the Peer Group because the New ETFs are among the first geared Bitcoin U.S. exchange-traded funds. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s proposed fees.
The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that each New ETFs’ unitary fee rate was rea-
sonable given the services proposed to be provided and the fees charged by other funds in the Peer Group.
Profitability
The Board noted that the New ETFs had not yet started operations, so that it could not yet evaluate the Advisor’s profitability relat-
ed to the New ETFs. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor’s profit margin, including the methodology used in the Advisor’s profitability analysis, and receive information provided by the
Advisor relating to its financial condition and overall profitability related to its management of the funds in the fund complex.
The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New ETFs, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New ETFs.
Investment Performance of the Fund and the Advisor
The Trustees noted that the New ETFs had not yet commenced operations and, therefore, there was no performance information for the New ETFs to consider.
Economies of Scale
The Board considered the New ETFs’ fee arrangements with the Advisor and noted that under the Unitary Fee Agreement the fee would stay the same as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New ETFs’
operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on the New ETFs’ normal operating expenses.
The Board also noted the Advisor’s representation that such an arrangement provided important distribution benefits for the New
ETFs and addressed competitive pressures within the ETF industry.
Other Benefits
The Board also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New ETFs but concluded that such benefits were not material to their considerations.

Form N-CSR – Items 8-11 (unaudited)) :: 49
PROSHARES TRUST
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New ETFs and their pro-
spective shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for the New ETFs were fair and reasonable.

© 2023 ProShare Advisors LLC. All rights reserved.
PSCAN0524
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com
This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“Bloomberg
®
”, “Bloomberg Commodity Index
SM
” and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). All have been licensed for use by
ProShares . ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no epresentation regarding the advisability of investing in ProShares . THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND
BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 14. Purchase of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.
Not applicable to the Registrant.
Item 15. Submission of Matters to a Vote of Security Holders.
The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.
Item 16. Controls and Procedures.
        (a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
        (b)           There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
        (a)           Not applicable.
        (b)           Not applicable.
Item 19. Exhibits.
        (a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto
        (b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President and Principal Executive Officer
August 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Todd B. Johnson
Todd B. Johnson
President and Principal Executive Officer
August 8, 2024

By:	/s/ Maria Clem Sell
Maria Clem Sell
Treasurer and Principal Financial Officer
August 8, 2024